    As filed with the Securities and Exchange Commission on April 28, 2021
                                                  File Nos. 333-62695; 811-5343

================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                   FORM N-4

     Registration Statement Under The Securities Act of 1933                         [X]
                          Pre-Effective Amendment No.                                [_]
                          Post-Effective Amendment No. 48                            [X]

                             and/or

  Registration Statement Under the Investment Company Act of 1940                    [X]
                        Amendment No. 339                                            [X]
                (Check Appropriate Box or Boxes)

                 Genworth Life & Annuity VA Separate Account 1
                          (Exact Name of Registrant)

                  Genworth Life and Annuity Insurance Company
                              (Name of Depositor)

                6610 West Broad Street Richmond, Virginia 23230
         (Address of Depositor's Principal Executive Office, Zip Code)

                                (804) 281-6000
              (Depositor's Telephone Number, Including Area Code)

                            Michael D. Pappas, Esq.
                           Associate General Counsel
                  Genworth Life and Annuity Insurance Company
                            6610 West Broad Street
                           Richmond, Virginia 23230
               (Name and Complete Address of Agent for Service)

          -----------------------------------------------------------

Approximate Date of Proposed Public Offering:  Upon the effective date of this
Post-Effective Amendment to this Registration Statement

It is proposed that this filing will become effective (check appropriate box)

[_] immediately upon filing pursuant to paragraph (b) of Rule 485

[X] on April 30, 2021 pursuant to paragraph (b) of Rule 485

[_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[_] on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate check the following box:

[_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:  Flexible Premium Variable Deferred
Annuity Contracts

================================================================================

                 Genworth Life & Annuity VA Separate Account 1
                                Prospectus For
             Flexible Premium Variable Deferred Annuity Contracts
                                Form P1152 1/99

                                  Issued by:
                  Genworth Life and Annuity Insurance Company
                            6610 West Broad Street
                           Richmond, Virginia 23230
                           Telephone: (800) 352-9910

--------------------------------------------------------------------------------

This prospectus, dated April 30, 2021, describes an individual flexible premium variable deferred annuity contract (the "contract" or "contracts") offered to individuals and qualified and nonqualified retirement plans. Genworth Life and
Annuity Insurance Company (the "Company," "we," "us," or "our") issues the contract. This contract may be referred to as "RetireReady/SM/ Extra" in our marketing materials. This contract (RetireReady/SM/ Extra) is no longer offered or sold.

This prospectus describes all material features and benefits of the contract and provides details about Genworth Life & Annuity VA Separate Account 1 (the
"Separate Account") and the Guarantee Account that you should know before investing. Please read this prospectus carefully before investing and keep it for future reference.

The contract offers you the opportunity to accumulate Contract Value and provides for the payment of periodic annuity benefits. We may pay these annuity benefits on a variable or fixed basis.

You may allocate your premium payments and automatic bonus credits we provide you to the Separate Account, the Guarantee Account, or both. The Guarantee
Account may not be available in all states. If we apply bonus credits to your contract, we will apply them with your premium payment to your Contract Value, and allocate the credits on a pro-rata basis to the investment options you select in the same ratio as the applicable premium payment. You should know that over time and under certain circumstances (such as an extended period of poor market performance), the costs associated with the bonus credit may exceed the sum of the bonus credit and any related earnings. You should consider this possibility before purchasing the contract. The bonus credit is referred to as an "enhanced premium amount" in your contract. Each Subaccount of the Separate
Account invests in shares of Portfolios of the Funds listed below:

AB Variable Products Series Fund, Inc.:
AB Balanced Wealth Strategy Portfolio -- Class B
AB Global Thematic Growth Portfolio -- Class B
AB Growth and Income Portfolio -- Class B
AB International Value Portfolio -- Class B
AB Large Cap Growth Portfolio -- Class B
AB Small Cap Growth Portfolio -- Class B

AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Franchise Fund -- Series I shares
Invesco V.I. Capital Appreciation Fund -- Series II shares (formerly, Invesco
  Oppenheimer V.I. Capital Appreciation Fund -- Series II Shares)
Invesco V.I. Comstock Fund -- Series II shares
Invesco V.I. Conservative Balanced Fund -- Series II shares (formerly, Invesco
  Oppenheimer V.I. Conservative Balanced Fund -- Series II Shares)
Invesco V.I. Core Equity Fund -- Series I shares
Invesco V.I. Equity and Income Fund -- Series II shares
Invesco V.I. Global Fund -- Series II shares (formerly, Invesco Oppenheimer
  V.I. Global Fund -- Series II Shares)
Invesco V.I. International Growth Fund -- Series II shares
Invesco V.I. Main Street Fund(R) -- Series II shares (formerly, Invesco
  Oppenheimer V.I. Main Street Fund(R) -- Series II Shares)
Invesco V.I. Main Street Small Cap Fund(R) -- Series II shares (formerly,
  Invesco Oppenheimer V.I. Main Street Small Cap Fund(R) -- Series II Shares)

American Century Variable Portfolios II, Inc.:
VP Inflation Protection Fund -- Class II

BlackRock Variable Series Funds, Inc.:
BlackRock Advantage SMID Class V.I. Fund -- Class III Shares (formerly,
  BlackRock Advantage U.S. Total Market V.I. Fund -- Class III Shares)
BlackRock Basic Value V.I. Fund -- Class III Shares
BlackRock Global Allocation V.I. Fund -- Class III Shares

                                      1

Columbia Funds Variable Series Trust II:
Columbia Variable Portfolio -- Overseas Core Fund -- Class 2
CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1

Eaton Vance Variable Trust:
VT Floating-Rate Income Fund

Federated Hermes Insurance Series:
Federated Hermes High Income Bond Fund II -- Service Shares
Federated Hermes Kaufmann Fund II -- Service Shares

Fidelity(R) Variable Insurance Products Fund:
VIP Balanced Portfolio -- Service Class 2
VIP Contrafund(R) Portfolio -- Service Class 2
VIP Dynamic Capital Appreciation Portfolio -- Service Class 2
VIP Equity-Income Portfolio -- Service Class 2
VIP Growth Portfolio -- Service Class 2
VIP Growth & Income Portfolio -- Service Class 2
VIP Growth Opportunities Portfolio -- Service Class 2
VIP Investment Grade Bond Portfolio -- Service Class 2
VIP Mid Cap Portfolio -- Service Class 2
VIP Value Strategies Portfolio -- Service Class 2

Franklin Templeton Variable Insurance Products Trust:
Franklin Mutual Shares VIP Fund -- Class 2 Shares
Templeton Growth VIP Fund -- Class 2 Shares

Goldman Sachs Variable Insurance Trust:
Goldman Sachs Government Money Market Fund -- Service Shares

Janus Aspen Series:
Janus Henderson Balanced Portfolio -- Service Shares
Janus Henderson Forty Portfolio -- Service Shares

MFS(R) Variable Insurance Trust:
MFS(R) Total Return Series -- Service Class Shares
MFS(R) Utilities Series -- Service Class Shares

MFS(R) Variable Insurance Trust II:
MFS(R) Massachusetts Investors Growth Stock Portfolio -- Service Class Shares

PIMCO Variable Insurance Trust:
All Asset Portfolio -- Advisor Class Shares
High Yield Portfolio -- Administrative Class Shares
Long-Term U.S. Government Portfolio -- Administrative Class Shares
Low Duration Portfolio -- Administrative Class Shares
Total Return Portfolio -- Administrative Class Shares

The Prudential Series Fund:
Natural Resources Portfolio -- Class II Shares
PGIM Jennison Focused Blend Portfolio -- Class II Shares (formerly, Jennison
  20/20 Focus Portfolio -- Class II Shares)
PGIM Jennison Growth Portfolio -- Class II Shares (formerly, Jennison Portfolio
  -- Class II Shares)

State Street Variable Insurance Series Funds, Inc.:
Real Estate Securities V.I.S. Fund -- Class 1 Shares
Small-Cap Equity V.I.S. Fund -- Class 1 Shares
Total Return V.I.S. Fund -- Class 1 Shares/1/
Total Return V.I.S. Fund -- Class 3 Shares/1/
U.S. Equity V.I.S. Fund -- Class 1 Shares

Wells Fargo Variable Trust:
Wells Fargo VT Omega Growth Fund -- Class 2

The following Portfolios are not available to contracts issued on or after May
1, 2003:

BNY Mellon:
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. -- Initial Shares

Janus Aspen Series:
Janus Henderson Enterprise Portfolio -- Service Shares
Janus Henderson Global Research Portfolio -- Service Shares
Janus Henderson Global Technology and Innovation Portfolio -- Service Shares
Janus Henderson Research Portfolio -- Service Shares

PIMCO Variable Insurance Trust:
Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares

The following Portfolio is not available for new premium payments or transfers or for new contracts issued on or after November 15, 2004:

Janus Aspen Series:
Janus Henderson Overseas Portfolio -- Service Shares

The following Portfolios are not available to contracts issued on or after May
1, 2006:

Fidelity(R) Variable Insurance Products Fund:
VIP Asset Manager/SM/ Portfolio -- Service Class 2

Goldman Sachs Variable Insurance Trust:
Goldman Sachs Mid Cap Value Fund -- Institutional Shares

/1/ The Subaccount invests in Class 1 shares of the Total Return V.I.S. Fund for contracts issued before May 1, 2006. Class 1 shares of the Total Return
    V.I.S. Fund are not available for contracts issued on or after May 1, 2006.
    The Subaccount invests in Class 3 shares of the Total Return V.I.S. Fund for contracts issued on or after May 1, 2006.

                                      2

MFS(R) Variable Insurance Trust:
MFS(R) New Discovery Series -- Service Class Shares

The following Portfolios are not available to contracts issued on or after May
1, 2007:

AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Franchise Fund -- Series II shares

Legg Mason Partners Variable Equity Trust:
ClearBridge Variable Dividend Strategy Portfolio -- Class II

The following Portfolios are not available to contracts issued on or after
September 8, 2008:

AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund -- Series II shares (formerly, Invesco V.I.
  Value Opportunities Fund -- Series II shares)
Invesco V.I. Discovery Mid Cap Growth Fund -- Series II shares (formerly,
  Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund -- Series II Shares)

BlackRock Variable Series Funds, Inc.:
BlackRock Large Cap Focus Growth V.I. Fund -- Class III Shares

Legg Mason Partners Variable Equity Trust:
ClearBridge Variable Aggressive Growth Portfolio -- Class II
ClearBridge Variable Large Cap Value Portfolio -- Class I

MFS(R) Variable Insurance Trust:
MFS(R) Investors Trust Series -- Service Class Shares

Rydex Variable Trust:
NASDAQ-100(R) Fund

State Street Variable Insurance Series Funds, Inc.:
Income V.I.S. Fund -- Class 1 Shares
Premier Growth Equity V.I.S. Fund -- Class 1 Shares
S&P 500(R) Index V.I.S. Fund -- Class 1 Shares

The following Portfolios are not available as investment options under contracts issued on or after January 5, 2009:

Franklin Templeton Variable Insurance Products Trust:
Franklin Allocation VIP Fund -- Class 2 Shares
Franklin Income VIP Fund -- Class 2 Shares

Not all of these Portfolios may be available in all states or in all markets.

Beginning on January 1, 2021, we will no longer send you paper copies of shareholder reports for the Portfolios of the Funds offered under the contract
("Reports") unless you specifically request paper copies from us. Instead, the
Reports will be made available on a website. We will notify you by mail each time a Report is posted. The notice will provide website links to access the
Reports as well as instructions for requesting paper copies. If you wish to continue to receive Reports in paper free of charge from us, please call
(800) 352-9910. Your election to receive Reports in paper will apply to all underlying Funds and Portfolios available under your contract.

If you have already elected to receive Reports electronically, you will not be affected by this change and you need not take any action. If you wish to receive the Reports and other disclosure documents from us electronically, please contact us at (800) 352-9910 or visit genworth.com to register.

The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

This contract:

  .  Is NOT a bank deposit

  .  Is NOT FDIC insured

  .  Is NOT insured or endorsed by a bank or any federal government agency

  .  Is NOT available in every state

  .  MAY go down in value.

Except for amounts in the Guarantee Account, both the value of a contract before the Maturity Date and the amount of monthly income afterwards will depend upon the investment performance of the Portfolio(s) you select. You bear the investment risk of investing in the Portfolios.

This contract has optional benefits, for an additional charge, available to contract owners. Not all benefits may be available in all states or in all markets. Should you not be able to obtain a certain feature explained in this prospectus through your current representative, please contact our Home Office at the telephone number or address listed below to inquire as to whether a particular optional benefit is available in your state and, if so, for a list of firms that will permit such an optional benefit for sale. Please note that some optional benefits may have requirements that differ from or are in addition to the base contract. Before deciding to invest in an optional benefit, you should weigh its costs and benefits against the possibility that, had you not purchased the optional benefit, your Contract Value may have been higher.

We may offer other contracts with features that are substantially similar to those offered in this contract and in this prospectus. These other contracts may be priced differently and may be

                                      3

offered exclusively to customers of one or more particular financial institutions or brokerage firms.

The contract is also offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contract. Guarantees under the contract are the sole responsibility of the Company.

In the future, additional portfolios managed by certain financial institutions or brokerage firms may be added to the Separate Account. These portfolios may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm.

This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings.
Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. Accordingly, if you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefit, income benefits, and other non-tax-related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

A Statement of Additional Information, dated April 30, 2021, which contains additional information about the contract has been filed with the SEC and is incorporated by reference into this prospectus. A table of contents for the
Statement of Additional Information appears on the last page of this prospectus. If you would like a free copy of the Statement of Additional
Information, call us at:

                                (800) 352-9910;

                                or write us at:

                            6610 West Broad Street
                           Richmond, Virginia 23230.

The Statement of Additional Information and other material incorporated by reference can be found on the SEC's website at:

                                  www.sec.gov

This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made.

                                      4

   Transfers from the Guarantee Account to the Subaccounts.  53
   Transfers from the Subaccounts to the Guarantee Account.  53

                                      5

Death of Owner and/or Annuitant (for contracts issued on or after the later of May 1, 2003, or the date of state

Death of Owner and/or Annuitant (for contracts issued prior to May 1, 2003, or prior to the date of state insurance

                                      6

   Evidence of Death, Age, Gender, Marital Status or Survival.    147

Table of Contents for Statement of Additional Information

                                      7

DEFINITIONS

The following terms are used throughout the prospectus:

Accumulation Unit -- An accounting unit of measure we use to calculate the value in the Separate Account before income payments commence.

Annuitant -- The person named in the contract upon whose age and, where appropriate gender, we determine monthly income benefits.

Annuity Unit -- An accounting unit of measure we use to calculate the amount of the second and each subsequent variable income payment.

Asset Allocation Model -- A component of the Investment Strategy for the
Guaranteed Minimum Withdrawal Benefit for Life Riders and Payment Optimizer
Plus.

Benefit Date -- For the Guaranteed Minimum Withdrawal Benefit Riders (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), the date that will be the later of the Contract Date and the Valuation Day of the most recent reset.

Benefit Year -- For the Guaranteed Minimum Withdrawal Benefit Riders (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), each one-year period following the Benefit Date and each anniversary of that date. For
Lifetime Income Plus 2008 and Lifetime Income Plus Solution, each one-year period following the Contract Date and each anniversary of that date.

Bonus Credit -- The "enhanced premium amount" described in your contract. For contracts that qualify, it is the amount we will add to each premium payment we receive. The Bonus Credit is not considered a "premium payment" under the contract.

Code -- The Internal Revenue Code of 1986, as amended.

Contract Date -- The date we issue your contract and your contract becomes effective. Your Contract Date is shown in your contract. We use the Contract
Date to determine contract years and anniversaries.

Contract Value -- The total value of all your Accumulation Units in the
Subaccounts and any amounts you hold in the Guarantee Account.

Designated Subaccounts -- The Subaccounts available under the Investment
Strategy for the Guaranteed Minimum Withdrawal Benefit for Life Riders and
Payment Optimizer Plus.

Fund -- Any open-end management investment company or any unit investment trust in which the Separate Account invests.

General Account -- Assets of the Company other than those allocated to the
Separate Account or any other segregated asset account of the Company.

GIS Subaccount -- A division of the Separate Account that invests exclusively in shares of the State Street Variable Insurance Series Funds, Inc. -- Total
Return V.I.S. Fund. This Subaccount is only available when Guaranteed Income
Advantage is elected at the time of application. Premium payments may not be made directly to the GIS Subaccount. Allocations must be made pursuant to scheduled transfers from all other Subaccounts in which you have allocated assets.

Gross Withdrawal -- For the Guaranteed Minimum Withdrawal Benefit for Life
Riders, an amount withdrawn from Contract Value, including any surrender charge, any taxes withheld and any premium taxes assessed.

Guarantee Account -- Part of our General Account that provides a guaranteed interest rate for a specified interest rate guarantee period. The General
Account is not part of and does not depend on the investment performance of the
Separate Account. The Guarantee Account may not be available in all states.

Guaranteed Income Advantage -- The marketing name for the Guaranteed Income
Rider. This rider may be referred to by either name in this prospectus.

Home Office -- Our office located at 6610 West Broad Street, Richmond, Virginia
23230.

Income Start Date -- For Guaranteed Income Advantage, the date income payments begin from one or more segments pursuant to the terms of Guaranteed Income
Advantage.

Investment Strategy -- The Designated Subaccounts and/or Asset Allocation Model
required for the Guaranteed Minimum Withdrawal Benefit for Life Riders and
Payment Optimizer Plus. The Investment Strategy is required in order to receive the full benefits available under these rider options.

Joint Annuitant -- For the Guaranteed Minimum Withdrawal Benefit for Life
Riders, the additional life on which monthly income is based. For Payment
Optimizer Plus, the additional life on which the Withdrawal Factor may be based.

Lifetime Income Plus -- The marketing name for one of the Guaranteed Minimum
Withdrawal Benefit for Life Riders discussed in this prospectus. Lifetime
Income Plus is not available for contracts issued on or after May 1, 2008.

                                      8

Lifetime Income Plus 2007 -- The marketing name for one of the Guaranteed
Minimum Withdrawal Benefit for Life Riders discussed in this prospectus.
Lifetime Income Plus 2007 is not available for contracts issued on or after
September 8, 2008.

Lifetime Income Plus 2008 -- The marketing name for one of the Guaranteed
Minimum Withdrawal Benefit for Life Riders discussed in the prospectus. The rider may be issued with or without the Principal Protection Death Benefit. For purposes of this prospectus, references to Lifetime Income Plus 2008 include a rider issued with or without the Principal Protection Death Benefit, as applicable, unless stated otherwise.

Lifetime Income Plus Solution -- The marketing name for one of the Guaranteed
Minimum Withdrawal Benefit for Life Riders discussed in the prospectus. The rider may be issued with or without the Principal Protection Death Benefit. For purposes of this prospectus, references to Lifetime Income Plus Solution include a rider issued with or without the Principal Protection Death Benefit, as applicable, unless stated otherwise.

Maturity Date -- The date on which your income payments will commence, provided the Annuitant is living on that date. The Maturity Date is stated in your contract, unless changed by you in writing in a form acceptable to us.

Maximum Anniversary Value -- For Lifetime Income Plus Solution, an amount used to calculate the benefit base for benefits provided under the rider.

Payment Optimizer Plus -- The marketing name for the Payment Protection with
Commutation Immediate and Deferred Variable Annuity Rider. Payment Optimizer
Plus is not available for contracts issued after October 17, 2008.

Portfolio -- A division of a Fund, the assets of which are separate from other
Portfolios that may be available in the Fund. Each Portfolio has its own investment objective. Not all Portfolios may be available in all states or markets.

Principal Protection Death Benefit -- The death benefit provided under Lifetime
Income Plus 2008 and Lifetime Income Plus Solution, if elected at the time of application, for an additional charge.

Purchase Payment Benefit Amount -- For Lifetime Income Plus Solution, an amount used to calculate the benefit base for benefits provided under the rider.

Rider Death Benefit -- The death benefit payable under Lifetime Income Plus and
Lifetime Income Plus 2007

Roll-Up Value -- An amount used to calculate the Withdrawal Limit for benefits provided under Lifetime Income Plus 2007 and Lifetime Income Plus 2008. For
Lifetime Income Plus Solution, the Roll-Up Value is an amount used to calculate the benefit base for benefits provided under the rider.

Separate Account -- Genworth Life & Annuity VA Separate Account 1, a separate account we established to receive Subaccount allocations. The Separate Account is divided into Subaccounts, each of which invests in shares of a separate
Portfolio.

Subaccount -- A division of the Separate Account which invests exclusively in shares of a designated Portfolio. Not all Subaccounts may be available in all states or markets. A Subaccount may be referred to as an Investment Subdivision in the contract and/or marketing materials.

Surrender Value -- The value of the contract as of the date we receive your written request to surrender at our Home Office, less any applicable surrender charge, premium tax, any optional death benefit charge and contract charge.

Valuation Day -- Each day on which the New York Stock Exchange is open for regular trading, except for days that the Subaccount's corresponding Portfolio does not value its shares.

Valuation Period -- The period that starts at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next succeeding Valuation Day.

Withdrawal Base -- An amount used to establish the Withdrawal Limit for benefits provided under the Guaranteed Minimum Withdrawal Benefit for Life
Riders (except for Lifetime Income Plus Solution).

Withdrawal Factor -- The percentage used to establish the Withdrawal Limit for benefits provided under the Guaranteed Minimum Withdrawal Benefit for Life
Riders.

Withdrawal Limit -- The total amount that you may withdraw in a Benefit Year without reducing the benefit provided under the Guaranteed Minimum Withdrawal
Benefit for Life Riders.

                                      9

FEE TABLES

The following tables describe fees and expenses that you will pay when buying, owning, partially surrendering assets or fully surrendering the contract. The first table describes the fees and expenses that you will pay when you buy the contract, take a partial surrender, fully surrender your contract or transfer assets among the investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses
---------------------------------------------------------------------------------------------------
Surrender Charge (as a percentage of premium       Number of Completed Years Surrender Charge
 payments surrendered)                             Since We Received the     as a Percentage of the
                                                   Premium Payment           Premium Payment
                                                                             Surrendered/1/
                                                   ------------------------------------------------
                                                               0                       8%
                                                               1                       8%
                                                               2                       7%
                                                               3                       6%
                                                               4                       5%
                                                               5                       4%
                                                               6                       3%
                                                               7                       2%
                                                           8 or more                   0%
---------------------------------------------------------------------------------------------------
 Transfer Charge                                                      $10.00/2/
---------------------------------------------------------------------------------------------------

/1/A surrender charge is not assessed on any amounts representing gain. In addition, you may partially surrender the greater of 10% of your total premium payments or any amount surrendered to meet minimum distribution requirements under the Code each contract year without incurring a surrender charge. If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. The free withdrawal amount is not cumulative from contract year to contract year. The surrender charge will be assessed from the amount surrendered unless otherwise requested.

 If you purchased Payment Optimizer Plus, after the Maturity Date you may request to terminate your contract and the rider and receive the commuted value of your income payments in a lump sum (the "commutation value"). In calculating the commutation value, we assess a commutation charge. The amount of the commutation charge will be the surrender charge that would otherwise apply under the contract, in accordance with the surrender charge schedule.

/2/We currently do not assess a transfer charge. However, we reserve the right to assess a transfer charge for each transfer among the Subaccounts.

                                      10

The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including Portfolio fees and expenses.

The following charges apply to contracts issued on or after the later of May 1,
2003, or the date on which state insurance authorities approve applicable contract modifications.

Periodic Charges Other Than Portfolio
Expenses
--------------------------------------------------------------------------------------------------
Annual Contract Charge                                          $25.00/1/
--------------------------------------------------------------------------------------------------
Separate Account Annual Expenses (as a percentage of your average daily net assets in the Separate Account)
--------------------------------------------------------------------------------------------------
 Mortality and Expense Risk Charge                                1.30%
--------------------------------------------------------------------------------------------------
 Administrative Expense Charge                                    0.25%
--------------------------------------------------------------------------------------------------
Maximum Total Separate Account Annual
 Expenses                                                         1.55%
--------------------------------------------------------------------------------------------------
Living Benefit Rider Options/2/ (as a percentage of your average daily net assets in the Separate Account)
--------------------------------------------------------------------------------------------------
                                               Current Charge              Maximum Charge/3/
                                         ---------------------------------------------------------
Lifetime Income Plus/4/
 Single or Joint Annuitant Contract                 1.25%                        2.00%
--------------------------------------------------------------------------------------------------
Lifetime Income Plus 2007/5/
 Single or Joint Annuitant Contract                 1.25%                        2.00%
--------------------------------------------------------------------------------------------------
Guaranteed Income Advantage                         0.50%                        0.50%
--------------------------------------------------------------------------------------------------
Payment Optimizer Plus/6/
 Single Annuitant Contract                          0.50%                        1.25%
                                         ---------------------------------------------------------
 Joint Annuitant Contract                           0.65%                        1.25%
--------------------------------------------------------------------------------------------------
Living Benefit Rider Options/2,7/
--------------------------------------------------------------------------------------------------
                                              Current Charge/8/           Maximum Charge/3,8/
                                         ---------------------------------------------------------
Lifetime Income Plus 2008 without the
 Principal Protection Death Benefit
 Single or Joint Annuitant Contract      1.25% of benefit base        2.00% of benefit base
--------------------------------------------------------------------------------------------------
Lifetime Income Plus 2008 with the
Principal Protection Death Benefit --
Annuitant Age 45-70
 Single or Joint Annuitant Contract      1.25% of benefit base plus   2.00% of benefit base plus
                                         0.15% of value of Principal  0.50% of value of Principal
                                         Protection Death Benefit     Protection Death Benefit
--------------------------------------------------------------------------------------------------
Lifetime Income Plus 2008 with the
Principal Protection Death Benefit --
Annuitant Age 71-85
 Single or Joint Annuitant Contract      1.25% of benefit base plus   2.00% of benefit base plus
                                         0.40% of value of Principal  0.50% of value of Principal
                                         Protection Death Benefit     Protection Death Benefit
--------------------------------------------------------------------------------------------------
                                              Current Charge/9/           Maximum Charge/3,9/
                                         ---------------------------------------------------------
Lifetime Income Plus Solution without
 the Principal Protection Death Benefit
 Single or Joint Annuitant Contract      1.25% of benefit base        2.00% of benefit base
--------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the
Principal Protection Death Benefit --
Annuitant Age 45-70
 Single or Joint Annuitant Contract      1.25% of benefit base plus   2.00% of benefit base plus
                                         0.20% of value of Principal  0.50% of value of Principal
                                         Protection Death Benefit     Protection Death Benefit
--------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the
Principal Protection Death Benefit --
Annuitant Age 71-85
 Single or Joint Annuitant Contract      1.25% of benefit base plus   2.00% of benefit base plus
                                         0.50% of value of Principal  0.50% of value of Principal
                                         Protection Death Benefit     Protection Death Benefit
--------------------------------------------------------------------------------------------------

                                      11

Death Benefit Rider Options/10/ (as a percentage of
 your Contract Value at the time the charge is
 taken)/11/
---------------------------------------------------------------------------
                                         Current Charge  Maximum Charge/3/
                                         ----------------------------------
Annual Step-Up Death Benefit Rider
 Option                                      0.20%            0.20%
---------------------------------------------------------------------------
5% Rollup Death Benefit Rider Option         0.30%            0.30%
---------------------------------------------------------------------------
Earnings Protector Death Benefit Rider
 Option                                      0.30%            0.30%
---------------------------------------------------------------------------
Earnings Protector and Greater of
 Annual Step-Up and 5% Rollup Death
 Benefit Rider Option                        0.70%            0.70%
---------------------------------------------------------------------------

/1/This charge is taken on each contract anniversary and at the time the contract is surrendered. We will not assess this charge if your Contract
   Value is $10,000 or more at the time the charge is assessed.

/2/None of the living benefit rider options may be elected together or in any combination. Only one may be elected and it must be elected at the time of application. Not all riders may be available in all states or in all markets. We reserve the right to discontinue offering these riders at any time and for any reason.

/3/The maximum charge reflects the charge that the rider is guaranteed never to exceed.

/4/Lifetime Income Plus is not available for contracts issued on or after May
   1, 2008. The current and maximum charges reflected in the fee table for
   Lifetime Income Plus are for those contracts that reset their Withdrawal
   Base on or after July 15, 2019. The current and maximum charges for Lifetime
   Income Plus for those contracts that have not reset their Withdrawal Base on or after July 15, 2019 are as follows:

                                         Current Charge  Maximum Charge
                                         -------------------------------
Lifetime Income Plus (as a percentage
 of your average daily net assets in
 the Separate Account)
 Single Annuitant Contract                   0.60%           2.00%
                                         -----------------------------
 Joint Annuitant Contract                    0.75%           2.00%
------------------------------------------------------------------------

/5/Lifetime Income Plus 2007 is not available for contracts issued on or after
   September 8, 2008. The current and maximum charges reflected in the fee table for Lifetime Income Plus 2007 are for those contracts that reset their
   Withdrawal Base on or after July 15, 2019. The current and maximum charges for Lifetime Income Plus 2007 for those contracts that have not reset their
   Withdrawal Base on or after July 15, 2019 are as follows:

                                         Current Charge  Maximum Charge
                                         -------------------------------
Lifetime Income Plus 2007 (as a
 percentage of your average daily net
 assets in the Separate Account)
 Single Annuitant Contract                   0.75%           2.00%
                                         -----------------------------
 Joint Annuitant Contract                    0.85%           2.00%
------------------------------------------------------------------------

/6/Payment Optimizer Plus is not available for contracts issued after October
   17, 2008.

/7/You may purchase Lifetime Income Plus 2008 or Lifetime Income Plus Solution
   with or without the Principal Protection Death Benefit. We assess a charge for the guaranteed minimum withdrawal benefit provided by each rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under each rider, and deducted quarterly from the Contract Value. On the Contract Date, the benefit base equals the initial premium payment. The benefit base will change and may be higher than the Contract Value on any given day.

 If you purchase Lifetime Income Plus 2008 or Lifetime Income Plus Solution
 with the Principal Protection Death Benefit, another charge will be assessed for the Principal Protection Death Benefit. The charge for the Principal
 Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under each rider, and deducted quarterly from the Contract Value. On the Contract
 Date, the value of the Principal Protection Death Benefit equals the initial premium payment. The charge for the Principal Protection Death Benefit is higher if any Annuitant is age 71 or older at the time of application or when an Annuitant is added to the contract.

/8/The current and maximum charges reflected in the fee table for Lifetime
   Income Plus 2008 are for those contracts that reset their Withdrawal Base on or after December 3, 2012. The current and maximum charges for Lifetime
   Income Plus 2008 for those contracts that have not reset their Withdrawal
   Base on or after December 3, 2012 are as follows:

                                               Current Charge            Maximum Charge/3/
                                         -------------------------------------------------------
Lifetime Income Plus 2008 without the
 Principal Protection Death Benefit
 Single Annuitant Contract               0.75% of benefit base       2.00% of benefit base
                                         -------------------------------------------------------
 Joint Annuitant Contract                0.85% of benefit base       2.00% of benefit base
------------------------------------------------------------------------------------------------
Lifetime Income Plus 2008 with the
Principal Protection Death Benefit --
Annuitant Age 45-70
 Single Annuitant Contract               0.75% of benefit base plus  2.00% of benefit base plus
                                         0.15% of value of           0.50% of value of
                                         Principal Protection        Principal Protection
                                         Death Benefit               Death Benefit
                                         -------------------------------------------------------

                                      12

                                               Current Charge            Maximum Charge/3/
                                         -------------------------------------------------------
 Joint Annuitant Contract                0.85% of benefit base plus  2.00% of benefit base plus
                                         0.15% of value of           0.50% of value of
                                         Principal Protection        Principal Protection
                                         Death Benefit               Death Benefit
------------------------------------------------------------------------------------------------
Lifetime Income Plus 2008 with the
Principal Protection Death Benefit --
Annuitant Age 71-85
 Single Annuitant Contract               0.75% of benefit base plus  2.00% of benefit base plus
                                         0.40% of value of           0.50% of value of
                                         Principal Protection        Principal Protection
                                         Death Benefit               Death Benefit
                                         -------------------------------------------------------
 Joint Annuitant Contract                0.85% of benefit base plus  2.00% of benefit base plus
                                         0.40% of value of           0.50% of value of
                                         Principal Protection        Principal Protection
                                         Death Benefit               Death Benefit
------------------------------------------------------------------------------------------------

/9/The current and maximum charges reflected in the fee table for Lifetime
   Income Plus Solution are for contracts issued on or after January 5, 2009 and that have reset their Maximum Anniversary Value on or after December 3,
   2012. The current and maximum charges for Lifetime Income Plus Solution for contracts issued on or after January 5, 2009 and that have not reset their
   Maximum Anniversary Value on or after December 3, 2012 are as follows:

                                               Current Charge            Maximum Charge/3/
                                         -------------------------------------------------------
Lifetime Income Plus Solution without
 the Principal Protection Death Benefit
 Single or Joint Annuitant Contract      0.95% of benefit base       2.00% of benefit base
------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the
Principal Protection Death Benefit --
Annuitant Age 45-70
 Single or Joint Annuitant Contract      0.95% of benefit base plus  2.00% of benefit base plus
                                         0.20% of value of           0.50% of value of
                                         Principal Protection        Principal Protection
                                         Death Benefit               Death Benefit
------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the
Principal Protection Death Benefit --
Annuitant Age 71-85
 Single or Joint Annuitant Contract      0.95% of benefit base plus  2.00% of benefit base plus
                                         0.50% of value of           0.50% of value of
                                         Principal Protection        Principal Protection
                                         Death Benefit               Death Benefit
------------------------------------------------------------------------------------------------

 The current and maximum charges for Lifetime Income Plus Solution for contracts issued before January 5, 2009 and that have reset their Maximum
 Anniversary Value on or after December 3, 2012 are as follows:

                                               Current Charge            Maximum Charge/3/
                                         -------------------------------------------------------
Lifetime Income Plus Solution without
the Principal Protection Death Benefit
 Single or Joint Annuitant Contract      1.25% of benefit base       2.00% of benefit base
------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the
Principal Protection Death Benefit --
Annuitant Age 45-70
 Single or Joint Annuitant Contract      1.25% of benefit base plus  2.00% of benefit base plus
                                         0.15% of value of           0.50% of value of
                                         Principal Protection        Principal Protection
                                         Death Benefit               Death Benefit
------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the
Principal Protection Death Benefit --
Annuitant Age 71-85
 Single or Joint Annuitant Contract      1.25% of benefit base plus  2.00% of benefit base plus
                                         0.40% of value of           0.50% of value of
                                         Principal Protection        Principal Protection
                                         Death Benefit               Death Benefit
------------------------------------------------------------------------------------------------

 The current and maximum charges for Lifetime Income Plus Solution for contracts issued before January 5, 2009 and that have not reset their Maximum
 Anniversary Value on or after December 3, 2012 are as follows:

                                               Current Charge            Maximum Charge/3/
                                         -------------------------------------------------------
Lifetime Income Plus Solution without
the Principal Protection Death Benefit
 Single or Joint Annuitant Contract      0.85% of benefit base       2.00% of benefit base
------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the
Principal Protection Death Benefit --
Annuitant Age 45-70
 Single or Joint Annuitant Contract      0.85% of benefit base plus  2.00% of benefit base plus
                                         0.15% of value of           0.50% of value of
                                         Principal Protection        Principal Protection
                                         Death Benefit               Death Benefit
------------------------------------------------------------------------------------------------

                                      13

                                               Current Charge            Maximum Charge/3/
                                         -------------------------------------------------------
Lifetime Income Plus Solution with the
Principal Protection Death Benefit --
Annuitant Age 71-85
 Single or Joint Annuitant Contract      0.85% of benefit base plus  2.00% of benefit base plus
                                         0.40% of value of           0.50% of value of
                                         Principal Protection        Principal Protection
                                         Death Benefit               Death Benefit
------------------------------------------------------------------------------------------------

/10/The Annual Step-Up Death Benefit Rider may be elected with Lifetime Income
    Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime
    Income Plus Solution at the time of application. None of the other death benefit rider options are available with Lifetime Income Plus, Lifetime
    Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus
    Solution.

 You may purchase the Earnings Protector Death Benefit Rider with either the
 Annual Step-Up Death Benefit Rider or the 5% Rollup Death Benefit Rider. You
 may not, however, purchase the Annual Step-Up Death Benefit Rider and the 5%
 Rollup Death Benefit Rider together or in any combination. The Earnings
 Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider may
 not be purchased with any other death benefit rider option.

/11/All charges for the death benefit rider options are taken in arrears on each contract anniversary and at the time the contract is surrendered.

The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including Portfolio fees and expenses, if you purchased your contract prior to May 1, 2003, or prior to the date on which state insurance authorities approve the applicable contract modifications.

Periodic Charges Other Than Portfolio Expenses
--------------------------------------------------------------------------------------
Annual Contract Charge                                                       $25.00/1/
--------------------------------------------------------------------------------------
Separate Account Annual Expenses
 (as a percentage of your average daily net assets in the Separate Account)
--------------------------------------------------------------------------------------
  Mortality and Expense Risk Charge                                            1.30%
--------------------------------------------------------------------------------------
  Administrative Expense Charge                                                0.25%
--------------------------------------------------------------------------------------
Optional Benefits/2/
--------------------------------------------------------------------------------------
  Optional Guaranteed Minimum Death Benefit Rider                            0.35%/3/
--------------------------------------------------------------------------------------
  Optional Enhanced Death Benefit Rider                                      0.35%/4/
--------------------------------------------------------------------------------------
Maximum Total Separate Account Annual Expenses                               2.25%/5/
--------------------------------------------------------------------------------------

/1/This charge is taken on each contract anniversary and at the time the contract is surrendered. We will not assess this charge if your Contract
   Value is $10,000 or more at the time the charge is assessed.

/2/The charges for the optional death benefits are taken in arrears on each contract anniversary and at the time of surrender.

/3/This charge is a percentage of your average benefit amount for the prior contract year. Currently we charge 0.25% of your prior contract year's average benefit amount.

/4/This charge is a percentage of your average Contract Value for the prior contract year. Currently we charge 0.20% of your prior contract year's average Contract Value.

/5/The Maximum Total Separate Account Annual Expenses assume that the owner elected the Optional Guaranteed Minimum Death Benefit Rider and the Optional
   Enhanced Death Benefit Rider. If only one optional death benefit rider was elected, or if no optional death benefit rider was elected, the total
   Separate Account Annual Expenses would be lower.

For information concerning compensation paid for the sale of the contract, see the "Sales of the Contract" provision of the prospectus.

The next item shows the minimum and maximum total annual operating expenses charged by the Portfolios for the year ended December 31, 2020. These are expenses that are deducted from Portfolio assets, which may include management fees, distribution and/or service (Rule 12b-1) fees, and other expenses.
Portfolio expenses are the responsibility of the Portfolio or Fund. They are not fixed or specified under the terms of the contract and are not the responsibility of the Company. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.

Annual Portfolio Expenses/1/                                                      Minimum  Maximum
---------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses (before fee waivers or reimbursements)   0.31%    1.84%
---------------------------------------------------------------------------------------------------

/1/The Portfolio expenses used to prepare this table were provided to the
   Company by the Funds. The Company has not independently verified such information. The expenses shown are those incurred for the year ended
   December 31, 2020, or restated to reflect Portfolio expenses estimated for the current fiscal year, subject to possible adjustment for material changes. Current or future expenses may be greater or less than those shown.
   The range of expenses above does not show the effect of any fee waiver or expense reimbursement arrangements. The advisers and/or other service providers of certain Portfolios have agreed to waive their fees and/or reimburse the Portfolios' expenses in order to keep the Portfolios' expenses below specified limits. In some cases, these expense limitations are contractual. In other cases, these expense limitations are voluntary and may be terminated at any time. The minimum and maximum Total Annual Portfolio
   Operating Expenses for all the Portfolios after all fee waivers and expense reimbursements (whether voluntary or contractual) are 0.31% and 1.80%, respectively. Please see the prospectus for each Portfolio for information regarding the expenses for each Portfolio, including fee reduction and/or expense reimbursement arrangements, if applicable.

                                      14

Example

For contracts issued on or after the later of May 1, 2003, or the date on which state insurance authorities approve applicable contract modifications, the following Examples apply:

These Examples are intended to help you compare the costs of investing in the contract with the costs of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, and Portfolio fees and expenses.

The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

  .  invested $10,000 in the contract for the time periods indicated;

  .  earned a 5% annual return on your investment;

  .  elected Lifetime Income Plus 2008 with the Principal Protection Death
     Benefit or Lifetime Income Plus Solution with the Principal Protection
     Death Benefit;

  .  elected the Annual Step-Up Death Benefit Rider; and

  .  surrendered your contract at the end of the stated period.

Each Example assumes that the maximum fees and expenses of any of the
Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.

Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
$1,362      $2,582      $3,738       $6,949

The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract at the end of the stated time period.

Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $555       $1,860      $3,199       $6,806

The next Example uses the same assumptions as the prior Example, except that it assumes you do not surrender your contract.

Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $642       $1,952      $3,299       $6,949

Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

  .  Separate Account charges of 1.55% (deducted daily at an effective annual rate of the assets in the Separate Account);

  .  an annual contract charge of $25 (assumed to be equivalent to 0.25% of the
     Contract Value);

  .  for Lifetime Income Plus 2008 with the Principal Protection Death Benefit or Lifetime Income Plus Solution with the Principal Protection Death
     Benefit, a charge of 2.00% of benefit base plus a charge of 0.50% of the value of the Principal Protection Death Benefit (deducted quarterly from
     Contract Value); and

  .  a charge of 0.20% for the Annual Step-Up Death Benefit Rider (deducted annually as a percentage of Contract Value).

If the optional riders are not elected, the expense figures shown above would be lower.

For contracts issued prior to May 1, 2003, or prior to the date state insurance authorities approve applicable contract modifications, the following Examples apply:

These Examples are intended to help you compare the costs of investing in the contract with the costs of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, Separate Account annual expenses and Portfolio fees and expenses.

The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

  .  invested $10,000 in the contract for the time periods indicated;

  .  earned a 5% annual return on your investment;

  .  elected the Optional Guaranteed Minimum Death Benefit Rider;

  .  elected the Optional Enhanced Death Benefit Rider; and

  .  surrendered your contract at the end of the stated period.

Each Example assumes that the maximum fees and expenses of any of the
Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.

Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
$1,153      $1,942      $2,657       $4,515

                                      15

The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract at the end of the stated time period.

Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $359       $1,236      $2,129       $4,434

The next Example uses the same assumptions as the prior Example, except that it assumes you do not surrender your contract.

Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $433       $1,312      $2,207       $4,515

Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

  .  total Separate Account charges of 1.55% (deducted daily at an annual effective rate of assets in the Separate Account);

  .  an annual contract charge of $25 (assumed to be equivalent to 0.25% of the
     Contract Value);

  .  a charge of 0.35% for the Optional Guaranteed Minimum Death Benefit Rider
     (an annual rate as a percentage of the prior contract year's average benefit amount); and

  .  a charge of 0.35% for the Optional Enhanced Death Benefit Rider (an annual rate as a percentage of prior contract year's average Contract Value).

If the Optional Guaranteed Minimum Death Benefit Rider and the Optional
Enhanced Death Benefit Rider are not elected, the expense figures shown above would be lower.

SYNOPSIS

What type of contract am I buying?  The contract is an individual flexible premium variable deferred annuity contract. We may issue it as a contract qualified ("Qualified Contract") under the Code, or as a contract that is not qualified under the Code ("Non-Qualified Contract"). Because this contract may be used with certain tax qualified retirement plans that offer their own tax deferral benefit, you should consider purchasing the contract as a Qualified
Contract. This prospectus only provides disclosure about the contract. Certain features described in this prospectus may vary from your contract. See "The
Contract" provision of this prospectus.

How does the contract work?  Once we approve your application, we will issue a contract. During the accumulation period, you can use your premium payments to buy Accumulation Units in the Separate Account or interests in the Guarantee
Account. Should you decide to receive income payments (annuitize the contract), we will convert your Accumulation Units to Annuity Units.

You can choose fixed or variable income payments, unless you are taking income payments from the GIS Subaccount(s) pursuant to the election of Guaranteed
Income Advantage or you are taking income payments pursuant to the election of
Payment Optimizer Plus. All income payments made from the GIS Subaccount(s)
will be made in accordance with the terms of Guaranteed Income Advantage. All income payments made from Payment Optimizer Plus will be made in accordance with the terms of that rider. If you choose variable income payments, we will base each periodic income payment upon the number of Annuity Units to which you became entitled at the time you decide to annuitize and on the value of each unit on the date the payment is determined.

What is a Bonus Credit?  The Bonus Credit is an amount we add to each premium payment we receive. For contracts issued on or after the later of October 29,
2002 or the date on which state insurance authorities approve the applicable contract modifications, and if the Annuitant is age 80 or younger when the contract is issued, we will add 5% of each premium payment to your Contract
Value. For contracts issued prior to October 29, 2002 or prior to the date on which state insurance authorities approve the applicable contract modifications, and if the Annuitant is age 80 or younger when the contract is issued, we will add 4% of each premium payment to your Contract Value. If the
Annuitant is age 81 or older at the time the contract is issued, we will not pay any Bonus Credits. (The Annuitant cannot be age 81 or older at the time of application unless we approve an Annuitant of an older age.) Bonus Credits are not considered "premium payments" for purposes of the contract. In addition, please note that any applicable Bonus Credit will not be included in the
Withdrawal Base, Rider Death Benefit, Principal Protection Death Benefit or
Roll-Up Value, if applicable, if you elected Lifetime Income Plus, Lifetime
Income Plus 2007 or Lifetime Income Plus 2008; the Purchase Payment Benefit
Amount, Roll-Up Value, Maximum Anniversary Value or Principal Protection Death
Benefit if you elected Lifetime Income Plus Solution; or the benefit base if you elected Payment Optimizer Plus. You will have to reset your benefit under the terms of the applicable rider to capture the Bonus Credit or any related earnings in the Withdrawal

                                      16

Base, Maximum Anniversary Value or benefit base. See the "Bonus Credits"
provision of this prospectus.

What is the Separate Account?  The Separate Account is a segregated asset account established under Virginia insurance law, and registered with the SEC as a unit investment trust. We allocate the assets of the Separate Account to one or more Subaccounts, in accordance with your instructions. We do not charge those assets with liabilities arising out of any other business we may conduct.
Amounts you allocate to the Separate Account will reflect the investment performance of the Portfolios you select. You bear the risk of investment gain or loss on amounts allocated to the Separate Account. See "The Separate
Account" provision of this prospectus.

What are my variable investment choices?  Through its Subaccounts, the Separate
Account uses your premium payments to purchase shares, at your direction, in one or more of the Portfolios. In turn, each Portfolio holds securities consistent with its own particular investment objective. See "The Separate
Account" provision of this prospectus.

What is the Guarantee Account?  We offer fixed investment choices through our
Guarantee Account. The Guarantee Account is part of our General Account and pays interest at declared rates we guarantee for selected periods of time. We also guarantee the principal, after any deductions of applicable contract charges. Since the Guarantee Account is part of the General Account, we assume the risk of investment gain or loss on amounts allocated to it.

The Guarantee Account is not a part of and does not depend upon the investment performance of the Separate Account. You may transfer assets between the
Guarantee Account and the Separate Account subject to certain restrictions. The
Guarantee Account may not be available in all states or markets. See "The
Guarantee Account" and the "Transfers" provisions of this prospectus.

What charges are associated with this contract?  Should you take a partial surrender or totally surrender your contract before your premium payments have been in your contract for eight full years, we will assess a surrender charge ranging from 2% to 8%, depending upon how many full years those payments have been in the contract. If your premium payments have been in your contract for eight full years, the surrender charge for those purchase payments reduces to
0%. We do not assess a surrender charge upon any amounts surrendered that represent gain.

You may also partially surrender up to the greater of 10% of premium payments or any amount surrendered to meet minimum distribution requirements under the
Code each contract year without being assessed a surrender charge. If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. We will deduct amounts surrendered first from any gain in the contract and then from premiums paid. We do not assess the surrender charge upon annuitization under an Optional Payment Plan with a life contingency or a period certain guaranteeing payments for five years or more.
We may also waive the surrender charge under certain other conditions. See the
"Surrender Charge" provision of this prospectus.

We assess annual charges in the aggregate at an effective annual rate of 1.55%
against the daily net asset value of the Separate Account. These charges consist of an administrative expense charge of 0.25% and a mortality and expense risk charge of 1.30%. There is also a $25 annual contract charge, which we waive if the Contract Value is $10,000 or more at the time the charge is assessed. We also charge for the optional riders. For a complete discussion of the charges associated with the contract, see the "Charges and Other
Deductions" provision of this prospectus.

If your state assesses a premium tax with respect to your contract, then at the time we incur the tax (or at such other time as we may choose), we will deduct those amounts from premium payments or the Contract Value, as applicable. See the "Charges and Other Deductions" and the "Deductions for Premium Taxes"
provisions of this prospectus.

There are also expenses associated with the Portfolios. These include management fees and other expenses associated with the daily operation of each
Portfolio, as well as Rule 12b-1 fees or service share fees, if applicable. See the "Fee Tables" provision of this prospectus. A Portfolio may also impose a redemption charge on Subaccount assets that are redeemed from the Portfolio in connection with a transfer. Portfolio expenses, including any redemption charges, are more fully described in the prospectus for each Portfolio.

We pay compensation to broker-dealers who sell the contracts. For a discussion of this compensation, see the "Sales of the Contracts" provision of this prospectus.

We offer other variable annuity contracts in the Separate Account (and our other separate accounts) that also invest in the same (or many of the same)
Portfolios of the Funds offered under the contract. These other contracts may have different charges and may offer different benefits more suitable to your needs. To obtain more information about these contracts, including a prospectus, contact your registered representative, or call (800) 352-9910.

                                      17

How much must I pay and how often?  Subject to certain minimum and maximum payments, the amount and frequency of your premium payments are flexible. See
"The Contract -- Premium Payments" provision of this prospectus.

How will my income payments be calculated?  We will pay you a monthly income beginning on the Maturity Date (or the earlier of the Income Start Date and the
Maturity Date if Guaranteed Income Advantage is elected at the time of application) if the Annuitant is still living. You may also decide to take income payments under one of the Optional Payment Plans. We will base your initial payment on Contract Value and other factors. See the "Income Payments"
provision of this prospectus.

What happens if I die before the Maturity Date?  Before the Maturity Date, if an owner, joint owner, or Annuitant dies while the contract is in force, we will treat the designated beneficiary as the sole owner of the contract, subject to certain distribution rules. We may pay a death benefit to the designated beneficiary(ies). See the "Death of the Owner and/or Annuitant"
provision of this prospectus.

May I transfer assets among Subaccounts and to and from the Guarantee
Account?  You may transfer assets among the Subaccounts and you may transfer assets to and from the Guarantee Account. However, there are limitations imposed by your contract on both the number of transfers that may be made per calendar year, as well as limitations on transfer rights.

For transfers among the Subaccounts and transfers to the Subaccounts from the
Guarantee Account, the minimum transfer amount is currently $100 or the entire balance in the Subaccount if the transfer will leave a balance of less than
$100. See the "Transfers," "Income Payments -- Transfers After the Maturity
Date," "Income Payments -- Guaranteed Income Advantage," and "The Guarantee
Account" provisions of this prospectus. In addition, if you elect Payment
Optimizer Plus, Lifetime Income Plus or Lifetime Income Plus 2007, the benefits you receive under those riders may be reduced if, after a transfer, your assets are not allocated in accordance with the Investment Strategy as outlined in your rider. Contract owners that own Lifetime Income Plus 2008 or Lifetime
Income Plus Solution must always allocate assets in accordance with the
Investment Strategy. See the "Surrenders and Partial Surrenders -- Guaranteed
Minimum Withdrawal Benefit for Life Riders" and "Income Payments -- Payment
Optimizer Plus" provisions of this prospectus.

May I surrender the contract or take a partial surrender?  Yes, subject to contract requirements and restrictions imposed under certain retirement plans.

If you surrender the contract or take a partial surrender, we may assess a surrender charge as discussed above. In addition, you will ordinarily be subject to income tax (except for qualified distributions from a Roth IRA) and, if you are younger than age 59 1/2 at the time of the surrender or partial surrender, a 10% IRS penalty tax. A total surrender or a partial surrender may also be subject to tax withholding. See the "Tax Matters" provision of this prospectus. Certain withdrawals, depending on the amount and timing, may negatively impact the benefits and guarantees provided by your contract. For example, a partial surrender will reduce the death benefit by the proportion that the partial surrender (including any applicable surrender charge and premium tax) reduces your Contract Value. See the "Death of Owner and/or
Annuitant" provision of this prospectus for more information.

In addition, if you elect Guaranteed Income Advantage and you take a withdrawal from the GIS Subaccount(s), you will lose your right to make any additional scheduled transfers to that segment and your guaranteed income floor will be adjusted to reflect the withdrawal made. See the "Income Payments -- Guaranteed
Income Advantage" provision of this prospectus. If you elect Lifetime Income
Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008, Lifetime Income
Plus Solution or Payment Optimizer Plus, partial surrenders may affect the benefit you receive under that rider. See the "Surrenders and Partial
Surrenders -- Guaranteed Minimum Withdrawal Benefit for Life Riders" and
"Income Payments -- Payment Optimizer Plus" provisions of this prospectus.

You should carefully consider whether a withdrawal under a particular circumstance will have any negative impact to your benefits or guarantees. The impact of withdrawals generally on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees.

Do I get a free look at this contract?  Yes. You have the right to return the contract to us at our Home Office at the address listed on page 1 of this prospectus, and have us cancel the contract within a certain number of days
(usually 10 days from the date you receive the contract, but some states require different periods).

If you exercise this right, we will cancel the contract as of the Valuation Day we receive it at our Home Office and send you a refund computed as of that date. Your refund will be computed as follows:

   (1) if your Contract Value has increased or has stayed the same, your refund will equal your Contract Value, minus any Bonus Credits applied, but plus any mortality and expense risk charges and administrative

                                      18

       expense charges we deducted on or before the date we received the returned contract at our Home Office;

   (2) if your Contract Value has decreased, your refund will equal your
       Contract Value, minus any Bonus Credits applied, but plus any mortality and expense risk charges and administrative expense charges we deducted on or before the date we received the returned contract and plus any investment loss, including any charges made by the Portfolios, attributable to Bonus Credits as of the date we received the returned contract at our Home Office; or

   (3) if required by the law of your state, your premium payments minus any partial surrenders you previously have taken.

You receive any gains and we bear any losses attributable to the Bonus Credits during the free look period. We do not assess a surrender charge when your contract is surrendered during the free-look period. See the "Return Privilege"
provision of this prospectus for more information.

What optional benefits are available under this contract?  We offer several optional benefits by rider under this prospectus. The riders may not be available in all states or markets.

The Living Benefit Rider Options.  Four Guaranteed Minimum Withdrawal Benefit
for Life Riders are discussed in this prospectus: Lifetime Income Plus,
Lifetime Income Plus 2007, Lifetime Income Plus 2008 and Lifetime Income Plus
Solution. Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus
2008 and Lifetime Income Plus Solution provide guaranteed withdrawals until the last death of an Annuitant, with upside potential, provided you meet certain conditions. To receive the full benefit provided by each of the Guaranteed
Minimum Withdrawal Benefit for Life Riders, you must allocate all premium payments and Contract Value in accordance with the Investment Strategy prescribed by the particular rider. If you purchase Lifetime Income Plus 2008 or Lifetime Income Plus Solution, you must always allocate premium payments and
Contract Value in accordance with the Investment Strategy prescribed by that rider. Under certain circumstances, the benefit provided under the Guaranteed
Minimum Withdrawal Benefit for Life Riders may be reduced or lost. In addition, if you terminate the contract or rider, you will lose your benefit. Please see the "Surrenders and Partial Surrenders -- Guaranteed Minimum Withdrawal Benefit
for Life Riders" provision of this prospectus for more information about the riders and their features.

Guaranteed Income Advantage provides a guaranteed income benefit that is based on the amount of assets you invest in the GIS Subaccount(s). You may not allocate premium payments or assets in your contract directly into the GIS
Subaccount(s). Rather, allocations to the GIS Subaccount(s) must be made through a series of scheduled transfers from other Subaccounts in which you have allocated assets. If income payments have not begun and you terminate the contract, you will lose your benefit. Please see the "Income Payments --
Guaranteed Income Advantage" provision of this prospectus for more information about the rider and its features.

Finally, we discuss Payment Optimizer Plus, which provides for a guaranteed income benefit that is based on the amount of premium payments you make to your contract. To receive the full benefit provided by Payment Optimizer Plus, you must allocate all premium payments and assets in your contract in accordance with the Investment Strategy prescribed by the rider. If income payments have not begun and you terminate the contract, you will lose your benefit. Please see the "Income Payments -- Payment Optimizer Plus" provision of this prospectus for more information about the rider and its features.

Each of the riders offered in this prospectus is available at an additional charge if elected when you apply for the contract.

The Death Benefit Rider Options.  We offer the following four optional death benefits by rider in addition to the Basic Death Benefit provided under the contract: (i) the Annual Step-Up Death Benefit Rider; (ii) the 5% Rollup Death
Benefit Rider; (iii) the Earnings Protector Death Benefit Rider; and (iv) the
Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit
Rider.

Each of these optional death benefit riders is available at an additional charge if elected when you apply for the contract. The Basic Death Benefit is provided to you automatically and at no additional charge.

Please see the "Death of Owner and/or Annuitant" provision of this prospectus for more information about these optional death benefit riders and their features.

Are there any risks to purchasing one of the living benefit rider options or death benefit rider options?  Guaranteed benefits provided under the living benefit rider options and death benefit rider options, as well as any other contractual guarantee, are guaranteed by the claims paying ability of the
Company's General Account and our long-term ability to make payments. See the
"Financial Condition of the Company" provision of this prospectus for more information.

When are my allocations effective when purchasing this contract?  Within two business days after we receive all the information necessary to process your purchase order, we will allocate your initial premium payment directly to the
Guarantee

                                      19

Account and/or the Subaccounts that correspond to the Portfolios you choose.
For contract owners that have elected Payment Optimizer Plus, Lifetime Income
Plus or Lifetime Income Plus 2007, all premium payments must be allocated in accordance with the Investment Strategy as outlined in each rider in order to receive the full benefit provided by the rider. Contract owners that own
Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. For contract owners that have elected Guaranteed Income Advantage, premium payments may not be allocated directly to the GIS Subaccount(s), but must be made pursuant to scheduled transfers from all other Subaccounts in which you have allocated assets. See
"The Contract -- Allocation of Premium Payments," the "Surrenders and Partial
Surrenders -- Guaranteed Minimum Withdrawal Benefit for Life Riders," the
"Income Payments -- Guaranteed Income Advantage," and the "Income
Payments -- Payment Optimizer Plus" provisions of this prospectus.

What are the federal tax implications of my investment in the contract?  Generally all investment earnings under the contract are tax-deferred until withdrawn or until income payments begin. A distribution from the contract, which includes a full or partial surrender or payment of a death benefit, will generally result in taxable income (except for a qualified distribution from a Roth IRA) if there has been an increase in the Contract
Value. In certain circumstances, a 10% IRS penalty tax may also apply. All amounts includable in income with respect to the contract are taxed as ordinary income; no amounts are taxed at the special lower rates applicable to long term capital gains and corporate dividends. See the "Tax Matters" provision of this prospectus.

CONDENSED FINANCIAL INFORMATION

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges which may vary from contract to contract. Please refer to the Statement of Additional Information for more information on the calculation of
Accumulation Unit values.

Please see Appendix B of this prospectus for tables of Accumulation Unit values.

THE COMPANY

We are a stock life insurance company operating under a charter granted by the
Commonwealth of Virginia on March 21, 1871. We principally offer life insurance policies and annuity contracts. We do business in 49 states, the District of
Columbia and Bermuda. Our principal offices are at 6610 West Broad Street,
Richmond, Virginia 23230. We are obligated to pay all amounts promised under the contract.

Capital Brokerage Corporation serves as principal underwriter for the contracts and is a broker/dealer registered with the SEC. Genworth North America
Corporation (formerly, GNA Corporation) directly owns the stock of Capital
Brokerage Corporation and the Company. Genworth North America Corporation is
indirectly owned by Genworth Financial, Inc., a public company.

FINANCIAL CONDITION OF THE COMPANY

Many financial services companies, including insurance companies, continue to face challenges in the persistent low interest rate environment of the past decade, and we are not immune to those challenges. We know it is important for you to understand how this market environment may impact your Contract Value and our ability to meet the guarantees under your contract.

Assets in the Separate Account.  You assume all of the investment risk for
Contract Value allocated to the Subaccounts. Your Contract Value in the
Subaccounts is part of the assets of the Separate Account. These assets may not be charged with liabilities arising from any other business that we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the Separate
Account assets exceed the Separate Account liabilities arising under the contracts supported by it. This means that, with very limited exceptions, all assets in the Separate Account attributable to your Contract Value and that of all other contract owners would receive a priority of payment status over other claims in the event of an insolvency or receivership. See "The Separate
Account" provision of this prospectus.

Assets in the General Account.  You also may be permitted to make allocations to the Guarantee Account, which is part of our General Account. In addition, any guarantees under the contract that exceed your Contract Value, such as those associated with the living benefit rider options or the death benefit rider options, are paid from our General Account (not the Separate Account).
Therefore, any amounts that we may pay under the contract in excess of your value in the Separate Account are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. We issue
(or have issued) other types of insurance policies and financial products as well, and we also pay our obligations under these products from our assets in the General Account. In the event of an insolvency or receivership, payments we make from our General Account to

                                      20

satisfy claims under the contract would generally receive the same priority as our other policy holder obligations. This means that in the event of an insolvency or receivership, you may receive only a portion, or none, of the payments you are due under the contract. See "The Guarantee Account" provision of this prospectus.

Our Financial Condition.  As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our General Account to our contract owners.
In order to meet our claims-paying obligations, we regularly monitor our reserves to ensure we hold sufficient amounts to cover actual or expected contract and claims payments. In addition, we actively hedge our investments in our General Account, while also requiring contract owners to allocate premium payments to an Investment Strategy if a living benefit rider option has been elected. However, it is important to note that there is no guarantee that we will always be able to meet our claims paying obligations, and that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer's operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our General Account assets, which include, but are not limited to, bonds, mortgages, general real estate investments, and stocks, as well as the loss in value of these investments resulting from a loss in their market value.

The market effects on our investment portfolio have caused us to re-evaluate product offerings. We continue to evaluate our investment portfolio to mitigate market risk and actively manage the investments in the portfolio.

The Company is exposed to potential risks associated with the recent outbreak of the coronavirus pandemic. The COVID-19 pandemic has disrupted the global economy and financial markets, business operations, and consumer behavior and confidence. As a result, the Company could experience significant declines in asset valuations and potential material asset impairments, as well as unexpected changes in persistency rates, as policyholders and contract owners who are affected by the COVID-19 pandemic may not be able to meet their contractual obligations, such as premium payments on their insurance policies.
The COVID-19 pandemic has decreased historic low interest rates even further and could also significantly increase the Company's mortality and morbidity experience above the assumptions it used in pricing its insurance and investment products, all of which could result in higher reserve charges and an adverse impact to the Company's financial results. The COVID-19 pandemic could also disrupt medical and financial services and has resulted in Genworth
Financial, Inc. practicing social distancing with its employees through office closures, all of which could disrupt the Company's normal business operations.
While the ongoing impact of the COVID-19 pandemic is very difficult to predict, the related outcomes and impact on the Company will depend on the length and severity of the COVID-19 pandemic and shape of the economic recovery. The
Company continues to monitor the COVID-19 pandemic developments and the potential financial impacts on its business. However, given the specific risks to its business, it is possible the COVID-19 pandemic will have a material adverse impact on the Company, including a material adverse effect on its financial condition and results of operations.

How to Obtain More Information.  We encourage both existing and prospective contract owners to read and understand our financial statements. We prepare our financial statements on a statutory basis. Our audited financial statements, as well as the financial statements of the Separate Account, are located in the
Statement of Additional Information. If you would like a free copy of the
Statement of Additional Information, call (800) 352-9910 or write to our Home
Office at the address listed on page 1 of this prospectus. In addition, the
Statement of Additional Information is available on our website at
www.genworth.com or on the SEC's website at www.sec.gov. You may obtain our audited statutory financial statements and any unaudited statutory financial statements that may be available by visiting our website at www.genworth.com.

You also will find on our website information on ratings assigned to us by one or more independent rating organizations. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance and annuity contracts based on its financial strength and/or claims-paying ability.

THE SEPARATE ACCOUNT

We established the Separate Account as a separate investment account on
August 19, 1987. The Separate Account may invest in mutual funds, unit investment trusts, managed separate accounts, and other portfolios. We use the
Separate Account to support the contract as well as for other purposes permitted by law.

Currently, there are multiple Subaccounts of the Separate Account available under the contract. Each Subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio of the Funds.

                                      21

The assets of the Separate Account belong to us. Nonetheless, we do not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business which we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate
Account are credited to or charged against the Separate Account without regard to the income, gains, or losses arising out of any other business we may conduct. Guarantees made under the contract, including any rider options, are based on the claims paying ability of the Company to the extent that the amount of the guarantee exceeds the assets available in the Separate Account.

We registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). The Separate Account
meets the definition of a separate account under the Federal securities laws.
Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. You assume the full investment risk for all amounts you allocate to the Separate Account.

If permitted by law, we may deregister the Separate Account under the 1940 Act in the event registration is no longer required; manage the Separate Account under the direction of a committee; or combine the Separate Account with one of our other separate accounts. Further, to the extent permitted by applicable law, we may transfer the assets of the Separate Account to another separate account.

The Portfolios

There is a separate Subaccount which corresponds to each Portfolio of a Fund offered in this contract. You select the Subaccounts to which you allocate premium payments and Contract Value. In addition, you currently may change your future premium payment allocation without penalty or charges. If you elect
Payment Optimizer Plus, Lifetime Income Plus or Lifetime Income Plus 2007,
however, the benefits you receive under the rider may be reduced if your assets are not allocated in accordance with the Investment Strategy outlined in each rider. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income
Plus Solution must always allocate assets in accordance with the Investment
Strategy. In addition, there are limitations on the number of transfers that may be made each calendar year. See the "Transfers" provision of this prospectus for additional information.

Each Fund is registered with the SEC as an open-end management investment company under the 1940 Act. The assets of each Portfolio are separate from other portfolios of a Fund and each Portfolio has separate investment objectives and policies. As a result, each Portfolio operates as a separate
Portfolio and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio.

Certain Portfolios may invest substantially all of their assets in portfolios of other funds. As a result, you will pay fees and expenses at both portfolio levels. This will reduce your investment return. These arrangements are referred to as "funds of funds" or "master-feeder funds." Funds of funds or master-feeder structures may have higher expenses than Portfolios that invest directly in debt or equity securities.

Certain Portfolios may employ hedging strategies to provide for downside protection during sharp downward movements in equity markets. The cost of these hedging strategies could limit the upside participation of the Portfolio in rising equity markets relative to other Portfolios. You should consult with your registered representative to determine which combination of investment choices is appropriate for you.

Before choosing a Subaccount to which you will allocate your premium payments and Contract Value, carefully read the prospectus for each Portfolio, along with this prospectus. You may obtain the most recent prospectus for each
Portfolio by calling us at (800) 352-9910, or writing us at 6610 West Broad
Street, Richmond, Virginia 23230. You may also obtain copies of the prospectus for each Portfolio on our website at www.genworth.com, hover over "Customer
Service" and then click on "Prospectuses." We summarize the investment objectives of each Portfolio below. There is no assurance that any of the
Portfolios will meet its objectives. We do not guarantee any minimum value for the amounts you allocate to the Separate Account. You bear the investment risk of investing in the Subaccounts.

The investment objectives and policies of certain Portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the
Portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the Portfolios will be comparable to the investment results of any other Portfolio, even if the other Portfolio has the same investment adviser or manager, or if the other Portfolio has a similar name.

                                      22

Subaccounts

You may allocate premium payments in the Portfolios listed below, in addition to the Guarantee Account (if available), at any one time. For contract owners that have elected Guaranteed Income Advantage, you may not allocate premium payments directly to the GIS Subaccount(s). Such allocations must be made pursuant to scheduled transfers from all other Subaccounts in which you have allocated assets. See the "Income Payments -- Guaranteed Income Advantage"
provision of this prospectus. If you elect Payment Optimizer Plus, Lifetime
Income Plus or Lifetime Income Plus 2007, the benefits you receive under the rider may be reduced if your assets are not allocated in accordance with the
Investment Strategy outlined in each rider. Contract owners that own Lifetime
Income Plus 2008 must always allocate assets in accordance with the Investment
Strategy. See the "Surrenders and Partial Surrenders --  Guaranteed Minimum
Withdrawal Benefit for Life Riders" and "Income Payments -- Payment Optimizer
Plus," provisions of this prospectus.

                                                                                             Adviser (and Sub-Adviser(s),
                         Subaccount                               Investment Objective             as applicable)
                         -------------------------------------------------------------------------------------------------
AB VARIABLE PRODUCTS     AB Balanced Wealth Strategy          Seeks to achieve the highest     AllianceBernstein, L.P.
SERIES FUND, INC.        Portfolio -- Class B                 total return consistent with
                                                              the Adviser's determination
                                                              of reasonable risk.
                         -------------------------------------------------------------------------------------------------
                         AB Global Thematic Growth            Long-term growth of capital.     AllianceBernstein, L.P.
                         Portfolio -- Class B
                         -------------------------------------------------------------------------------------------------
                         AB Growth and Income                 Long-term growth of capital.     AllianceBernstein, L.P.
                         Portfolio -- Class B
                         -------------------------------------------------------------------------------------------------
                         AB International Value               Long-term growth of capital.     AllianceBernstein, L.P.
                         Portfolio -- Class B
                         -------------------------------------------------------------------------------------------------
                         AB Large Cap Growth                  Long-term growth of capital.     AllianceBernstein, L.P.
                         Portfolio -- Class B
                         -------------------------------------------------------------------------------------------------
                         AB Small Cap Growth Portfolio --     Long-term growth of capital.     AllianceBernstein, L.P.
                         Class B
                         -------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE   Invesco V.I. American Franchise      To seek capital growth.          Invesco Advisers, Inc.
FUNDS (INVESCO VARIABLE  Fund -- Series I shares
INSURANCE FUNDS)
                         -------------------------------------------------------------------------------------------------
                         Invesco V.I. Capital Appreciation    The Fund seeks capital           Invesco Advisers, Inc.
                         Fund -- Series II shares (formerly,  appreciation.
                         Invesco Oppenheimer V.I. Capital
                         Appreciation Fund -- Series II
                         Shares)
                         -------------------------------------------------------------------------------------------------
                         Invesco V.I. Comstock Fund --        Seeks capital growth and         Invesco Advisers, Inc.
                         Series II shares                     income through investments in
                                                              equity securities, including
                                                              common stocks, preferred
                                                              stocks and securities
                                                              convertible into common and
                                                              preferred stocks.
                         -------------------------------------------------------------------------------------------------
                         Invesco V.I. Conservative            The Fund seeks total return.     Invesco Advisers, Inc.
                         Balanced Fund -- Series II shares
                         (formerly, Invesco Oppenheimer
                         V.I. Conservative Balanced
                         Fund -- Series II Shares)
                         -------------------------------------------------------------------------------------------------
                         Invesco V.I. Core Equity Fund --     Long-term growth of capital.     Invesco Advisers, Inc.
                         Series I shares
                         -------------------------------------------------------------------------------------------------
                         Invesco V.I. Equity and Income       Seeks both capital               Invesco Advisers, Inc.
                         Fund -- Series II shares             appreciation and current
                                                              income.
                         -------------------------------------------------------------------------------------------------
                         Invesco V.I. Global Fund --          The Fund seeks capital           Invesco Advisers, Inc.
                         Series II shares (formerly, Invesco  appreciation.
                         Oppenheimer V.I. Global Fund --
                         Series II Shares)
                         -------------------------------------------------------------------------------------------------

                                      23

                                                                                                Adviser (and Sub-Adviser(s),
                         Subaccount                               Investment Objective                 as applicable)
                         --------------------------------------------------------------------------------------------------------
                         Invesco V.I. International Growth    Long-term growth of capital.   Invesco Advisers, Inc.
                         Fund -- Series II shares
                         --------------------------------------------------------------------------------------------------------
                         Invesco V.I. Main Street Fund(R) --  The Fund seeks capital         Invesco Advisers, Inc.
                         Series II shares (formerly, Invesco  appreciation.
                         Oppenheimer V.I. Main Street
                         Fund(R) -- Series II Shares)
                         --------------------------------------------------------------------------------------------------------
                         Invesco V.I. Main Street Small       The Fund seeks capital         Invesco Advisers, Inc.
                         Cap Fund(R) -- Series II shares      appreciation.
                         (formerly, Invesco Oppenheimer
                         V.I. Main Street Small Cap
                         Fund(R) -- Series II Shares)
                         --------------------------------------------------------------------------------------------------------
AMERICAN CENTURY         VP Inflation Protection Fund --      Pursues long-term total        American Century Investment
VARIABLE PORTFOLIOS II,  Class II                             return using a strategy that   Management, Inc.
INC.                                                          seeks to protect against U.S.
                                                              inflation.
                         --------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE       BlackRock Advantage SMID Cap         Seeks long-term capital        BlackRock Advisors, LLC
SERIES FUNDS, INC.       V.I. Fund -- Class III Shares        growth.
                         (formerly, BlackRock Advantage
                         U.S. Total Market V.I. Fund --
                         Class III Shares)
                         --------------------------------------------------------------------------------------------------------
                         BlackRock Basic Value V.I.           Seeks capital appreciation,    BlackRock Advisors, LLC
                         Fund -- Class III Shares             and secondarily, income.
                         --------------------------------------------------------------------------------------------------------
                         BlackRock Global Allocation V.I.     Seeks high total investment    BlackRock Advisors, LLC
                         Fund -- Class III Shares             return.
                         --------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE  Columbia Variable Portfolio --       The fund seeks long-term       Columbia Management Investment
SERIES TRUST II          Overseas Core Fund -- Class 2        growth of capital.             Advisers, LLC (subadvised by
                                                                                             Threadneedle International Limited)
                         --------------------------------------------------------------------------------------------------------
                         CTIVP/SM/ -- Loomis Sayles           The fund seeks long-term       Columbia Management Investment
                         Growth Fund -- Class 1               growth of capital.             Advisers, LLC (subadvised by
                                                                                             Loomis, Sayles & Company, L.P.)
                         --------------------------------------------------------------------------------------------------------
EATON VANCE              VT Floating-Rate Income Fund         To provide a high level of     Eaton Vance Management
VARIABLE TRUST                                                current income.
                         --------------------------------------------------------------------------------------------------------
FEDERATED HERMES         Federated Hermes High Income         Seeks high current income.     Federated Investment Management
INSURANCE SERIES         Bond Fund II -- Service Shares                                      Company
                         --------------------------------------------------------------------------------------------------------
                         Federated Hermes Kaufmann            Seeks capital appreciation.    Federated Equity Management
                         Fund II -- Service Shares                                           Company of Pennsylvania
                                                                                             (subadvised by Federated Global
                                                                                             Investment Management Corp.)
                         --------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE     VIP Balanced Portfolio --            Seeks income and capital       Fidelity Management & Research
INSURANCE PRODUCTS FUND  Service Class 2                      growth consistent with         Company LLC (FMR) (subadvised
                                                              reasonable risk.               by FMR Investment Management
                                                                                             (UK) Limited (FMR UK), Fidelity
                                                                                             Management & Research (Hong
                                                                                             Kong) Limited (FMR H.K.), and
                                                                                             Fidelity Management & Research
                                                                                             (Japan) Limited (FMR Japan))
                         --------------------------------------------------------------------------------------------------------
                         VIP Contrafund(R) Portfolio --       Seeks long-term capital        FMR (subadvised by FMR UK,
                         Service Class 2                      appreciation.                  FMR H.K., and FMR Japan)
                         --------------------------------------------------------------------------------------------------------
                         VIP Dynamic Capital                  Seeks capital appreciation.    FMR (subadvised by FMR UK,
                         Appreciation Portfolio --                                           FMR H.K., and FMR Japan)
                         Service Class 2
                         --------------------------------------------------------------------------------------------------------

                                      24

                                                                                             Adviser (and Sub-Adviser(s),
                        Subaccount                              Investment Objective                as applicable)
                        -----------------------------------------------------------------------------------------------------
                        VIP Equity-Income Portfolio --      Seeks reasonable income. The   FMR (subadvised by FMR UK,
                        Service Class 2                     fund will also consider the    FMR H.K., and FMR Japan)
                                                            potential for capital
                                                            appreciation. The fund's goal
                                                            is to achieve a yield which
                                                            exceeds the composite yield
                                                            on the securities comprising
                                                            the S&P 500(R) Index.
                        -----------------------------------------------------------------------------------------------------
                        VIP Growth Portfolio --             Seeks to achieve capital       FMR (subadvised by FMR UK,
                        Service Class 2                     appreciation.                  FMR H.K., and FMR Japan)
                        -----------------------------------------------------------------------------------------------------
                        VIP Growth & Income                 Seeks high total return        FMR (subadvised by FMR UK,
                        Portfolio -- Service Class 2        through a combination of       FMR H.K., and FMR Japan)
                                                            current income and capital
                                                            appreciation.
                        -----------------------------------------------------------------------------------------------------
                        VIP Growth Opportunities            The fund seeks to provide      FMR (subadvised by FMR UK,
                        Portfolio -- Service Class 2        capital growth.                FMR H.K., and FMR Japan)
                        -----------------------------------------------------------------------------------------------------
                        VIP Investment Grade Bond           Seeks as high a level of       FMR (subadvised by FMR UK,
                        Portfolio -- Service Class 2        current income as is           FMR H.K., and FMR Japan)
                                                            consistent with the
                                                            preservation of capital.
                        -----------------------------------------------------------------------------------------------------
                        VIP Mid Cap Portfolio --            Seeks long-term growth of      FMR (subadvised by FMR UK,
                        Service Class 2                     capital.                       FMR H.K., and FMR Japan)
                        -----------------------------------------------------------------------------------------------------
                        VIP Value Strategies Portfolio --   Seeks capital appreciation.    FMR (subadvised by FMR UK,
                        Service Class 2                                                    FMR H.K., and FMR Japan)
                        -----------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON      Franklin Mutual Shares VIP          Seeks capital appreciation,    Franklin Mutual Advisers, LLC
VARIABLE INSURANCE      Fund -- Class 2 Shares              with income as a secondary
PRODUCTS TRUST                                              goal. The fund normally
                                                            invests primarily in U.S. and
                                                            foreign equity securities
                                                            that the manager believes are
                                                            undervalued.
                        -----------------------------------------------------------------------------------------------------
                        Templeton Growth VIP Fund --        Seeks long-term capital        Templeton Global Advisors Limited
                        Class 2 Shares                      growth. Under normal market
                                                            conditions, the fund invests
                                                            primarily in equity
                                                            securities of companies
                                                            located anywhere in the
                                                            world, including developing
                                                            markets.
                        -----------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE  Goldman Sachs Government            Maximize current income to     Goldman Sachs Asset Management,
INSURANCE TRUST         Money Market Fund --                the extent consistent with     L.P.
                        Service Shares/1/                   the preservation of capital
                                                            and the maintenance of
                                                            liquidity by investing
                                                            exclusively in high quality
                                                            money market instruments.
                        -----------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES      Janus Henderson Balanced            Seeks long-term capital        Janus Capital Management LLC
                        Portfolio -- Service Shares         growth, consistent with
                                                            preservation of capital and
                                                            balanced by current income.
                        -----------------------------------------------------------------------------------------------------
                        Janus Henderson Forty Portfolio --  A non-diversified              Janus Capital Management LLC
                        Service Shares                      portfolio/2/ that seeks
                                                            long-term growth of capital.
                        -----------------------------------------------------------------------------------------------------

                    /1/ There can be no assurance that the Goldman Sachs
                        Government Money Market Fund will be able to maintain a
                        stable net asset value per share. During extended
                        periods of low interest rates, the yield on the Goldman
                        Sachs Government Money Market Fund may become extremely
                        low and possibly negative./ /

                    /2/ A non-diversified portfolio is a portfolio that may
                        hold a larger position in a smaller number of
                        securities than a diversified portfolio. This means
                        that a single security's increase or decrease in value
                        may have a greater impact on the return and net asset
                        value of a non-diversified portfolio than a diversified
                        portfolio.

                                      25

                                                                                             Adviser (and Sub-Adviser(s),
                           Subaccount                           Investment Objective               as applicable)
                           -------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE  MFS(R) Total Return Series --    The fund's investment          Massachusetts Financial Services
TRUST                      Service Class Shares             objective is to seek total     Company
                                                            return.
                           -------------------------------------------------------------------------------------------------
                           MFS(R) Utilities Series --       The fund's investment          Massachusetts Financial Services
                           Service Class Shares             objective is to seek total     Company
                                                            return.
                           -------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE  MFS(R) Massachusetts Investors   The fund's investment          Massachusetts Financial Services
TRUST II                   Growth Stock Portfolio --        objective is to seek capital   Company
                           Service Class Shares             appreciation.
                           -------------------------------------------------------------------------------------------------
PIMCO VARIABLE             All Asset Portfolio -- Advisor   Seeks maximum real return,     Pacific Investment Management
INSURANCE TRUST            Class Shares                     consistent with preservation   Company LLC/Research Affiliates,
                                                            of real capital and prudent    LLC
                                                            investment management.
                           -------------------------------------------------------------------------------------------------
                           High Yield Portfolio --          Seeks to maximize total        Pacific Investment Management
                           Administrative Class Shares      return, consistent with        Company LLC
                                                            preservation of capital and
                                                            prudent investment management.
                           -------------------------------------------------------------------------------------------------
                           Long-Term U.S. Government        Seeks maximum total return,    Pacific Investment Management
                           Portfolio -- Administrative      consistent with preservation   Company LLC
                           Class Shares                     of capital and prudent
                                                            investment management.
                           -------------------------------------------------------------------------------------------------
                           Low Duration Portfolio --        Seeks maximum total return,    Pacific Investment Management
                           Administrative Class Shares      consistent with preservation   Company LLC
                                                            of capital and prudent
                                                            investment management.
                           -------------------------------------------------------------------------------------------------
                           Total Return Portfolio --        Seeks maximum total return,    Pacific Investment Management
                           Administrative Class Shares      consistent with preservation   Company LLC
                                                            of capital and prudent
                                                            investment management.
                           -------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES      Natural Resources Portfolio --   Seeks long-term growth of      PGIM Investments LLC (subadvised
FUND                       Class II Shares                  capital.                       by Allianz Global Investors U.S.
                                                                                           LLC)
                           -------------------------------------------------------------------------------------------------
                           PGIM Jennison Focused Blend      Seeks long-term growth of      PGIM Investments LLC (subadvised
                           Portfolio -- Class II Shares     capital.                       by Jennison Associates LLC)
                           (formerly, Jennison 20/20 Focus
                           Portfolio -- Class II Shares)
                           -------------------------------------------------------------------------------------------------
                           PGIM Jennison Growth             Seeks long-term growth of      PGIM Investments LLC (subadvised
                           Portfolio -- Class II Shares     capital.                       by Jennison Associates LLC)
                           (formerly, Jennison Portfolio --
                           Class II Shares)
                           -------------------------------------------------------------------------------------------------
STATE STREET VARIABLE      Real Estate Securities V.I.S.    Seeks maximum total return     SSGA Funds Management, Inc.
INSURANCE SERIES FUNDS,    Fund -- Class 1 Shares           through current income and     (subadvised by CenterSquare
INC.                                                        capital appreciation.          Investment Management LLC)
                           -------------------------------------------------------------------------------------------------
                           Small-Cap Equity V.I.S. Fund --  Seeks long-term growth of      SSGA Funds Management, Inc.
                           Class 1 Shares                   capital.                       (subadvised by Palisade Capital
                                                                                           Management L.L.C., Champlain
                                                                                           Investment Partners, LLC,
                                                                                           GlobeFlex Capital, LP, Kennedy
                                                                                           Capital Management, Inc. and
                                                                                           SouthernSun Asset Management,
                                                                                           Inc.)
                           -------------------------------------------------------------------------------------------------
                           Total Return V.I.S. Fund/1/      Seeks the highest total        SSGA Funds Management, Inc.
                                                            return, composed of current
                                                            income and capital
                                                            appreciation, as is
                                                            consistent with prudent
                                                            investment risk.
                           -------------------------------------------------------------------------------------------------
                           U.S. Equity V.I.S. Fund --       Seeks long-term growth of      SSGA Funds Management, Inc.
                           Class 1 Shares                   capital.
                           -------------------------------------------------------------------------------------------------
WELLS FARGO VARIABLE       Wells Fargo VT Omega Growth      The fund seeks long-term       Wells Fargo Funds Management,
TRUST                      Fund -- Class 2                  capital appreciation.          LLC (subadvised by Wells Capital
                                                                                           Management Incorporated)
                           -------------------------------------------------------------------------------------------------

                    /1/ For contracts issued on or after May 1, 2006, only
                        Class 3 Shares of the Total Return V.I.S. Fund are
                        available. If your contract was issued prior to May 1,
                        2006, Class 1 Shares of the Total Return V.I.S. Fund
                        are available.

                                      26

The following Portfolios are not available to contracts issued on or after May
1, 2003:

                                                                                       Adviser (and Sub-Adviser(s),
                    Subaccount                             Investment Objective               as applicable)
                    --------------------------------------------------------------------------------------------------
BNY MELLON          BNY Mellon Sustainable U.S.        The fund seeks long-term       BNY Mellon Investment Advisers,
                    Equity Portfolio, Inc. -- Initial  capital appreciation.          Inc. (subadvised by Newton
                    Shares                                                            Investment Management Limited)
                    --------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES  Janus Henderson Enterprise         Seeks long-term growth of      Janus Capital Management LLC
                    Portfolio -- Service Shares        capital.
                    --------------------------------------------------------------------------------------------------
                    Janus Henderson Global Research    Seeks long-term growth of      Janus Capital Management LLC
                    Portfolio -- Service Shares        capital.
                    --------------------------------------------------------------------------------------------------
                    Janus Henderson Global             Seeks long-term growth of      Janus Capital Management LLC
                    Technology and Innovation          capital.
                    Portfolio -- Service Shares
                    --------------------------------------------------------------------------------------------------
                    Janus Henderson Research           Seeks long-term growth of      Janus Capital Management LLC
                    Portfolio -- Service Shares        capital.
                    --------------------------------------------------------------------------------------------------
PIMCO VARIABLE      Foreign Bond Portfolio (U.S.       Seeks maximum total return,    Pacific Investment Management
INSURANCE TRUST     Dollar Hedged) --                  consistent with preservation   Company LLC
                    Administrative Class Shares        of capital and prudent
                                                       investment management.
                    --------------------------------------------------------------------------------------------------

The following Portfolio is not available for new premium payments or transfers or for new contracts issued on or after November 15, 2004:

                                                                                Adviser (and Sub-Adviser(s),
                    Subaccount                       Investment Objective             as applicable)
                    -----------------------------------------------------------------------------------------
JANUS ASPEN SERIES  Janus Henderson Overseas     Seeks long-term growth of      Janus Capital Management LLC
                    Portfolio -- Service Shares  capital.
                    -----------------------------------------------------------------------------------------

The following Portfolios are not available to contracts issued on or after May
1, 2006:

                                                                                              Adviser (and Sub-Adviser(s),
                           Subaccount                            Investment Objective               as applicable)
                           --------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE       VIP Asset ManagerSM Portfolio --  Seeks to obtain high total     FMR (subadvised by FMR UK,
INSURANCE PRODUCTS FUND    Service Class 2                   return with reduced risk over  FMR H.K., and FMR Japan)
                                                             the long term by allocating
                                                             its assets among stocks,
                                                             bonds and short-term
                                                             instruments.
                           --------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE     Goldman Sachs Mid Cap Value       Seeks long-term capital        Goldman Sachs Asset Management,
INSURANCE TRUST            Fund -- Institutional Shares      appreciation.                  L.P.
                           --------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE  MFS(R) New Discovery Series --    The fund's investment          Massachusetts Financial Services
TRUST                      Service Class Shares              objective is to seek capital   Company
                                                             appreciation.
                           --------------------------------------------------------------------------------------------------

The following Portfolios are not available to contracts issued on or after May
1, 2007:

                                                                                             Adviser (and Sub-Adviser(s),
                         Subaccount Investing In              Investment Objective                 as applicable)
                         -----------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE   Invesco V.I. American Franchise  To seek capital growth.        Invesco Advisers, Inc.
FUNDS (INVESCO VARIABLE  Fund -- Series II shares
INSURANCE FUNDS)
                         -----------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS      ClearBridge Variable Dividend    The fund seeks dividend        Legg Mason Partners Fund Advisor,
VARIABLE EQUITY TRUST    Strategy Portfolio -- Class II   income, growth of dividend     LLC (subadvised by ClearBridge
                                                          income and long-term capital   Investments, LLC; Western Asset
                                                          appreciation.                  Management Company manages the
                                                                                         portion of the fund's cash and short
                                                                                         term investments allocated to it)
                         -----------------------------------------------------------------------------------------------------

                                      27

The following Portfolios are not available to contracts issued on or after
September 8, 2008:


                         Subaccount Investing In                  Investment Objective
                         --------------------------------------------------------------------
AIM VARIABLE INSURANCE   Invesco V.I. American Value          Long-term capital
FUNDS (INVESCO VARIABLE  Fund -- Series II shares (formerly,  appreciation.
INSURANCE FUNDS)         Invesco V.I. Value Opportunities
                         Fund -- Series II shares)
                         --------------------------------------------------------------------
                         Invesco V.I. Discovery Mid Cap       The Fund seeks capital
                         Growth Fund -- Series II shares      appreciation.
                         (formerly, Invesco Oppenheimer
                         V.I. Discovery Mid Cap Growth
                         Fund -- Series II Shares)
                         --------------------------------------------------------------------
BLACKROCK VARIABLE       BlackRock Large Cap Focus            Seeks long-term capital
SERIES FUNDS, INC.       Growth V.I. Fund -- Class III        growth.
                         Shares
                         --------------------------------------------------------------------
LEGG MASON PARTNERS      ClearBridge Variable Aggressive      Seeks capital appreciation.
VARIABLE EQUITY TRUST    Growth Portfolio -- Class II

                         --------------------------------------------------------------------
                         ClearBridge Variable Large Cap       Seeks long-term growth of
                         Value Portfolio -- Class I           capital. Current income is a
                                                              secondary objective.

                         --------------------------------------------------------------------
MFS(R) VARIABLE          MFS(R) Investors Trust Series --     The fund's investment
INSURANCE TRUST          Service Class Shares                 objective is to seek capital
                                                              appreciation.
                         --------------------------------------------------------------------
RYDEX VARIABLE TRUST     NASDAQ -- 100(R) Fund/1/             Seeks to provide investment
                                                              results that correspond to a
                                                              benchmark for
                                                              over-the-counter securities.
                                                              The portfolio's current
                                                              benchmark is the NASDAQ 100
                                                              Index(TM).
                         --------------------------------------------------------------------
STATE STREET VARIABLE    Income V.I.S. Fund --                Seeks maximum income
INSURANCE SERIES FUNDS,  Class 1 Shares                       consistent with prudent
INC.                                                          investment management and the
                                                              preservation of capital.
                         --------------------------------------------------------------------
                         Premier Growth Equity V.I.S.         Seeks long-term growth of
                         Fund -- Class 1 Shares               capital and future income
                                                              rather than current income.
                         --------------------------------------------------------------------
                         S&P 500(R) Index V.I.S. Fund --      Seeks growth of capital and
                         Class 1 Shares/2/                    accumulation of income that
                                                              corresponds to the investment
                                                              return of the S&P 500(R)
                                                              Index.
                         --------------------------------------------------------------------
                                   Adviser (and Sub-Adviser(s),
    Investment Objective                 as applicable)
--------------------------------------------------------------------
Long-term capital              Invesco Advisers, Inc.
appreciation.

--------------------------------------------------------------------
The Fund seeks capital         Invesco Advisers, Inc.
appreciation.

--------------------------------------------------------------------
Seeks long-term capital        BlackRock Advisors, LLC
growth.

--------------------------------------------------------------------
Seeks capital appreciation.    Legg Mason Partners Fund Advisor,
 LLC (subadvised by ClearBridge
                               Investments, LLC; Western Asset
                               Management Company manages the
                               portion of the fund's cash and short
                               term investments allocated to it)
--------------------------------------------------------------------
Seeks long-term growth of      Legg Mason Partners Fund Advisor,
capital. Current income is a   LLC (subadvised by ClearBridge
secondary objective.           Investments, LLC; Western Asset
                               Management Company manages the
                               portion of the fund's cash and short
                               term investments allocated to it)
--------------------------------------------------------------------
The fund's investment          Massachusetts Financial Services
objective is to seek capital   Company
appreciation.
--------------------------------------------------------------------
Seeks to provide investment    Security Global Investors, LLC
results that correspond to a   known as Guggenheim Investments
benchmark for
over-the-counter securities.
The portfolio's current
benchmark is the NASDAQ 100
Index(TM).
--------------------------------------------------------------------
Seeks maximum income           SSGA Funds Management, Inc.
consistent with prudent
investment management and the
preservation of capital.
--------------------------------------------------------------------
Seeks long-term growth of      SSGA Funds Management, Inc.
capital and future income
rather than current income.
--------------------------------------------------------------------
Seeks growth of capital and    SSGA Funds Management, Inc.
accumulation of income that
corresponds to the investment
return of the S&P 500(R)
Index.
--------------------------------------------------------------------

                    /1/ The NASDAQ 100 Index(TM) is an unmanaged index that is a widely recognized indicator of OTC Market performance.

                    /2/ "Standard & Poor's," "S&P," and "S&P 500" are
                        trademarks of The McGraw-Hill Companies, Inc. and have
                        been licensed for use by State Street Global Advisors.
                        The S&P 500(R) Index V.I.S Fund is not sponsored,
                        endorsed, sold or promoted by Standard & Poor's, and
                        Standard & Poor's makes no representation or warranty,
                        express or implied, regarding the advisability of
                        investing in this portfolio or the Policy.

                                      28

The following Portfolios are not available to contracts issued on or after
January 5, 2009:

                             Subaccount                                               Adviser (and Sub-Adviser(s),
                             Investing In                Investment Objective               as applicable)
                             --------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE  Franklin Allocation  Seeks capital appreciation, with      Franklin Advisers, Inc.
INSURANCE PRODUCTS TRUST     VIP Fund -- Class 2  income as a secondary goal.
                             Shares
                             --------------------------------------------------------------------------------------
                             Franklin Income VIP  Seeks to maximize income while        Franklin Advisers, Inc.
                             Fund --              maintaining prospects for capital
                             Class 2 Shares       appreciation. Under normal
                                                  market conditions, the fund
                                                  invests in a diversified portfolio
                                                  of debt and equity securities.
                             --------------------------------------------------------------------------------------

Not all of these Portfolios may be available in all states or in all markets.

We will purchase shares of the Portfolios at net asset value and direct them to the appropriate Subaccounts. We will redeem sufficient shares of the appropriate Portfolios at net asset value to pay death benefits and surrender or partial surrender proceeds; to make income payments; or for other purposes described in the contract. We automatically reinvest all dividend and capital gain distributions of the Portfolios in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, we do not pay Portfolio dividends or Portfolio distributions out to owners as additional units, but instead reflect them in unit values.

Shares of the Portfolios are not sold directly to the general public. They are sold to us, and they may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies. In addition, they may be sold to retirement plans.

When a Fund sells shares in any of its Portfolios both to variable annuity and to variable life insurance separate accounts, it engages in mixed funding. When a Fund sells shares in any of its Portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding.

Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict. A Fund's Board of
Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the prospectuses for the
Portfolios for additional information.

We reserve the right, subject to applicable law, to make additions, deletions and substitutions for the Portfolios of the Funds. We may substitute shares of other portfolios for shares already purchased, or to be purchased in the future, under the contract. This substitution might occur if shares of a
Portfolio should no longer be available, or if investment in any Portfolio's shares should become inappropriate for the purposes of the contract in the judgment of our management. In addition, the new Portfolios may have higher fees and charges than the ones they replaced. No substitution or deletion will be made without prior notice to you and before approval of the SEC, in accordance with the 1940 Act.

We also reserve the right to establish additional Subaccounts, each of which would invest in a separate Portfolio of a Fund, or in shares of another investment company, with a specified investment objective. We may also eliminate one or more Subaccounts if, in our sole discretion, marketing, tax, or investment conditions warrant. We will not eliminate a Subaccount without prior notice to you and before approval of the SEC. Not all Subaccounts may be available to all classes of contracts.

There are a number of factors that are considered when deciding what Portfolios are made available in your variable annuity contract. Such factors include:

   (1) the investment objective of the Portfolio;

   (2) the Portfolio's performance history;

   (3) the Portfolio's holdings and strategies it uses to try and meet its objectives; and

   (4) the Portfolio's servicing agreement.

The investment objective is critical because we want to have Portfolios with diverse objectives so that an investor may diversify his or her investment holdings, from a conservative to an aggressive investment portfolio, depending on the advice of his or her investment adviser and risk assessment. There is no assurance, however, that a Portfolio will achieve its stated investment objective. When selecting a Portfolio for our products, we also consider the
Portfolio's performance history compared to its peers and whether its holdings and strategies are consistent with its objectives. Please keep in mind that past

                                      29

performance does not guarantee future results. Finally, it is important for us to be able to provide you with a wide array of the services that facilitate your investment program relating to your allocation in Subaccounts that invest in the Portfolios. The Company does not provide investment advice and does not recommend or endorse any particular Subaccount or Portfolio. You bear the entire risk of any decline in your Contract Value resulting from the investment performance of the Subaccounts you have chosen.

Payments from Funds and Fund Affiliates.  We have entered into agreements with either the investment adviser or distributor of each of the Funds and/or, in certain cases, a Portfolio, under which the Portfolio, the adviser or distributor may make payments to us and/or to certain of our affiliates. We consider these payments and fees among a number of factors when deciding to add or keep a Portfolio on the menu of Portfolios that we offer through the contract. These payments may be made in connection with certain administrative and other services we provide relating to the Portfolios. Such administrative services we provide or obtain include but are not limited to: accounting transactions for variable owners and then providing one daily purchase and sale order on behalf of each Portfolio; providing copies of Portfolio prospectuses,
Statements of Additional Information and any supplements thereto; forwarding proxy voting information, gathering the information and providing vote totals to the Portfolio on behalf of our owners; and providing customer service on behalf of the Portfolios, including the provision of teleservicing support in connection with the Portfolios and the provision of office space, equipment, facilities and personnel as may be reasonably required or beneficial in order to provide these services to contract owners. The amount of the payments is based on a percentage of the average annual aggregate net amount we have invested in the Portfolio on behalf of the Separate Account and other separate accounts funding certain variable insurance contracts that we and our affiliates issue. These percentages differ, and some Portfolios, investment advisers or distributors pay us a greater percentage than other Portfolios, advisers or distributors based on the level of administrative and other services provided. The availability of these types of arrangements may create an incentive for us to seek and to add as an investment option under the contract funds or portfolios (and classes of shares of such portfolios) that pay us higher amounts. Other funds or portfolios (or available classes of shares of such portfolios) with substantially similar investment objectives may have lower fees and better overall investment performance than the Funds and
Portfolios offered through your contract.

We may realize a profit from payments received from a Portfolio or from the adviser and/or the distributor. We may use the proceeds of such payment to pay for the services described above or for any corporate purpose, including payment of expenses (i) that we and/or our affiliates incur in promoting, marketing and administering the contracts, and (ii) that we incur, in our role as intermediary, in maintaining the Portfolios as investment options and facilitating the Subaccounts' investment in the Portfolios

The amount received from certain Portfolios for the assets allocated to the
Portfolios from the Separate Account during 2020 ranged from 0.10% to 0.25% of annualized average daily net assets. The Portfolios that pay a service fee to us are:

Eaton Vance Variable Trust:
  VT Floating-Rate Income Fund

PIMCO Variable Insurance Trust:
  All Asset Portfolio -- Advisor Class Shares
  Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares
  High Yield Portfolio -- Administrative Class Shares
  Long-Term U.S. Government Portfolio -- Administrative Class Shares
  Low Duration Portfolio -- Administrative Class Shares
  Total Return Portfolio -- Administrative Class Shares

The Prudential Series Fund:
  Natural Resources Portfolio -- Class II Shares
  PGIM Jennison Focused Blend Portfolio -- Class II Shares (formerly, Jennison
  20/20 Focus Portfolio -- Class II Shares)
  PGIM Jennison Growth Portfolio -- Class II Shares (formerly, Jennison
  Portfolio -- Class II Shares)

State Street Variable Insurance Series Funds, Inc.:
  Total Return V.I.S. Fund -- Class 1 Shares
  Total Return V.I.S. Fund -- Class 3 Shares

Wells Fargo Variable Trust:
  Wells Fargo VT Omega Growth Fund -- Class 2

As noted above, an investment adviser or distributor of a Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be derived, in whole or in part, from the profits the investment adviser or sub-adviser receives on the advisory fee deducted from Portfolio assets. Contract owners, through their indirect investment in the Portfolios, bear the costs of these advisory fees (see the prospectuses for the Portfolios for more information). The amount received from the adviser and/or the distributor for the assets allocated to the Portfolios from the Separate
Account during 2020 ranged from 0.05% to 0.50%. Payment of these amounts is not an additional charge to you by the Funds or by us, but comes from the Fund's investment adviser or distributor. These payments may vary by Portfolio.
Therefore, the amount of such payments paid to us may be greater or smaller based on the Portfolios you select.

                                      30

In addition to the asset-based payments for administrative and other services described above, the investment adviser or the distributor of the Fund may also pay us or our affiliate Capital Brokerage Corporation, to participate in periodic sales meetings, for expenses relating to the production of promotional sales literature and for other expenses or services. The amount paid to us, or our affiliate Capital Brokerage Corporation, may be significant. Payments to participate in sales meetings may provide a Fund's investment adviser or distributor with greater access to our internal and external wholesalers to provide training, marketing support and educational presentations.

In consideration of services provided and expenses incurred by Capital
Brokerage Corporation in distributing shares of the Funds, Capital Brokerage
Corporation also receives Rule 12b-1 fees from AB Variable Products Series
Fund, Inc., AIM Variable Insurance Funds (Invesco Variable Insurance Funds),
American Century Variable Portfolios II, Inc., BlackRock Variable Series Funds,
Inc., Columbia Funds Variable Series Trust II, Eaton Vance Variable Trust,
Federated Hermes Insurance Series, Fidelity Variable Insurance Products Fund,
Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable
Insurance Trust, Janus Aspen Series, Legg Mason Partners Variable Equity Trust,
MFS(R) Variable Insurance Trust, MFS(R) Variable Insurance Trust II, PIMCO
Variable Insurance Trust, The Prudential Series Fund, State Street Variable
Insurance Series Funds, Inc. and Wells Fargo Variable Trust. See the "Fee
Tables --Total Annual Portfolio Operating Expenses" section of this prospectus and the Fund prospectuses. These payments range up to 0.25% of Separate Account assets invested in the particular Portfolio. Certain Portfolios may accrue Rule
12b-1 fees at a higher rate (as disclosed in the prospectus for the Portfolio), but payments to us and/or Capital Brokerage Corporation may be made in a lower amount. Not all of the Portfolios may pay the same amount of Rule 12b-1 fees or shareholder servicing fees. Therefore, the amount of such fees paid to us and/or Capital Brokerage Corporation may be greater or smaller based on the
Portfolios you select.

Voting Rights

As required by law, we will vote the shares of the Portfolios held in the
Separate Account at special shareholder meetings based on instructions from you. However, if the law changes and we are permitted to vote in our own right, we may elect to do so.

Whenever a Fund calls a shareholder meeting, owners with voting interests in a
Portfolio will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Persons having a voting interest in the Portfolio will be provided with proxy voting materials, reports, other materials, and a form with which to give voting instructions.

We will determine the number of votes which you have the right to cast by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, we will recognize fractional shares.

We will vote Portfolio shares for which no instructions are received (or instructions are not received timely) in the same proportion to those that are received. Therefore, because of proportional voting, a small number of contract owners may control the outcome of a vote. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.

Asset Allocation Program

The following is a general description of the Asset Allocation Program available under the contract. A complete description is available in the brochure for the program. The program may be referred to as "Efficient Edge" in the brochure or other materials.

General

The Asset Allocation Program is an asset allocation service that we make available at no additional charge for use within the contract. Asset allocation is an investment strategy for distributing assets among asset classes to help attain an investment goal. For your contract, the Asset Allocation Program can help with decisions you need to make about how to allocate your Contract Value among available Subaccounts (and their corresponding Portfolios). The theory behind an asset allocation strategy is that diversification among asset classes can help reduce volatility over the long term.

AssetMark, Inc. provides investment advice for the Asset Allocation Program.
AssetMark is an investment adviser that is registered under the Investment
Advisers Act of 1940. We may compensate AssetMark for services it provides related to the Asset Allocation Program. As part of the Asset Allocation
Program, AssetMark has developed five asset allocation models ("Asset
Allocation Models" or "Models"), each based on different profiles of an investor's investment time horizon and willingness to accept investment risk.
Another Asset Allocation Model is a "build your own" Asset Allocation Model. We will refer to this Asset Allocation Model as the "Build Your Own Asset
Allocation Model" when necessary to distinguish it from the other Asset
Allocation Models. The distinguishing features of the Build Your Own Asset
Allocation Model are discussed in the "Build Your Own Asset Allocation Model"
provision

                                      31

below. The Asset Allocation Models are designed for use in two different circumstances, as discussed below.

  .  Certain of the optional riders available for purchase under the contract are designed to provide protection against market downturns. To ensure that contract owners' assets protected under one of these riders are invested in accordance with an investment strategy involving an appropriate level of risk, we require the assets to be invested only in an
     Investment Strategy. For contract owners that purchase Lifetime Income
     Plus 2008 or Lifetime Income Plus Solution, the contract owner may elect
     Asset Allocation Model A, B, C, or D or the Build Your Own Asset
     Allocation Model (or invest in one or more of the Designated Subaccounts)
     as the Investment Strategy. A contract owner, however, may not elect Asset
     Allocation Model E. For contract owners that purchase one of the other
     Guaranteed Minimum Withdrawal Benefit for Life Riders or Payment Optimizer
     Plus, the contract owner may elect only Asset Allocation Model C (or invest in one or more of the Designated Subaccounts). Asset Allocation
     Model A, B, D, and E and the Build Your Own Asset Allocation Model are not
     available as Investment Strategies for these contract owners.

  .  Contract owners that do not purchase Payment Optimizer Plus or one of the
     Guaranteed Minimum Withdrawal Benefit for Life Riders may also elect to participate in the Asset Allocation Program. These contract owners may choose Asset Allocation Model A, B, C, D or E. The Build Your Own Asset
     Allocation Model, however, is not available to these contract owners.

The Asset Allocation Program is not available to contract owners who have elected Guaranteed Income Advantage.

If you elect to participate in the Asset Allocation Program, your initial premium payment will be allocated to the Subaccounts corresponding to the
Portfolios in the Asset Allocation Model you select. Any subsequent premium payments you make will also be allocated accordingly, unless you instruct us otherwise in writing. The Build Your Own Asset Allocation Model works a little differently, as discussed in the "Build Your Own Asset Allocation Model"
provision below.

If you participate in the Asset Allocation Program, AssetMark will serve as your investment adviser solely for the purposes of the development of the Asset
Allocation Models (except for the Build Your Own Asset Allocation Model) and periodic updates of the Models. The Asset Allocation Models are updated on a periodic basis (generally annually), as discussed below. If you elect to participate in the Asset Allocation Program, we will reallocate your Contract
Value or premium payments, as applicable, in accordance with the Model you select as it is updated from time to time based on limited discretionary authority that you grant to us, unless you instruct us otherwise. For more information on AssetMark's role as investment adviser for the Asset Allocation
Program, you may review AssetMark's disclosure brochure, which will be delivered to you at the time you apply for a contract. Please contact us if you would like to receive a copy of this brochure. We may change the investment adviser that we use to develop and periodically update the Asset Allocation
Models, or to the extent permissible under applicable law, use no investment adviser at all. We may perform certain administrative functions on behalf of
AssetMark. However, we are not registered as an investment adviser and are not providing any investment advice in making the Asset Allocation Program available to contract owners.

The Asset Allocation Models

There are six Asset Allocation Models, each comprised of a carefully selected combination of Portfolios offered under the contract. Development of the Asset
Allocation Models involves a multi-step process designed to optimize the selection of Portfolios, for a given level of risk tolerance, in an effort to maximize returns and limit the effects of market volatility. The discussion in this section generally applies to all of the Asset Allocation Models, although certain distinguishing features of the Build Your Own Asset Allocation Model are discussed in the "Build Your Own Asset Allocation Model" provision below.

Asset allocation strategies reflect the theory that diversification among asset classes can help reduce volatility and potentially enhance returns over the long term. An asset class may be a category of investments having similar characteristics, such as stocks and other equity investments and bonds and other fixed income investments. There also may be further divisions within asset classes, such as divisions according to the size of the issuer (e.g., large cap, mid cap, or small cap), the type of issuer (e.g., government, municipal, or corporate), or the location of the issuer (e.g., domestic or foreign). AssetMark has identified target allocations, between equities and fixed income investments, for the level of risk, investment time horizon and investment objective specified for Asset Allocation Model A, B, C, D and E.

To provide further diversification benefits beyond the broad asset class allocations, AssetMark conducts an optimization analysis to determine the appropriate allocations to sub-asset classes for each Asset Allocation Model.
While, generally, AssetMark exercises its own broad discretion in allocating to sub-asset classes, we may require AssetMark to target certain levels of sub-asset class allocations in order to achieve a level of

                                      32

risk consistent with certain of our optional riders that require assets to be invested in an Investment Strategy, which may include one or more of the Asset
Allocation Models.

After the asset class and sub-asset class exposures have been identified for each Asset Allocation Model, a determination is made as to how available
Portfolios can be used to implement the asset class allocations. Part of the allocation process used by AssetMark in determining the allocation to
Portfolios in the Asset Allocation Models is an evaluation of the asset and/or sub-asset class(es) exposures presented by each Portfolio in order to combine
Portfolios to arrive at the desired asset and sub-asset class allocation levels. The Portfolios considered by AssetMark are all those currently available for contributions of new purchase payments by all contract owners.

AssetMark considers various factors in determining allocations to each
Portfolio for each Asset Allocation Model, which may include historical style analysis and asset performance and multiple regression analyses, as well as qualitative assessments of a Portfolio's portfolio manager and expected future market and economic conditions. While Portfolios are not required to report their current securities holdings directly to AssetMark, this analysis is generally made based on the historic security holdings of the Portfolios as described in public documents.

In addition, AssetMark may consider (but is not obligated to follow)
recommendations we may make regarding what Portfolios to use. These recommendations may be based on various factors, including whether the investment adviser or distributor of a Portfolio pays us a fee in connection with certain administrative and other services we provide relating to the
Portfolio, and whether our affiliate Capital Brokerage Corporation receives
Rule 12b-1 fees from the Portfolio. Based on this analysis, Portfolios are selected in a manner that is intended to optimize potential returns of each
Model, given a particular level of risk tolerance. This process could, in some cases, result in the inclusion of a Portfolio in a Model based on its specific asset class exposure or other specific optimization factors, even when another
Portfolio may have better investment performance. In addition, this may also result in the inclusion of Portfolios with higher fees that may adversely affect performance.

Build Your Own Asset Allocation Model.  The Build Your Own Asset Allocation
Model allows for more flexibility than the other five Asset Allocation Models, enabling you, in consultation with your registered representative, to construct your own asset allocation that you believe best meets your individual investment objectives. We have constructed the Build Your Own Asset Allocation
Model to require that you invest between 20% and 80% of your assets in the
"Core" asset class, between 20% and 60% of your assets in the "Fixed Income"
asset class, and no more than 20% of your assets in the "Specialty" asset class, for a total of 100% of assets invested in accordance with the Model. In constructing the parameters for the Build Your Own Asset Allocation Model, we defined the asset classes among which assets should be allocated, and determined an appropriate percentage range for each asset class. In making these determinations, our goal is to permit any asset allocation that is appropriate for contract owners with moderately conservative to moderately aggressive risk tolerance levels.

AssetMark's role for the Build Your Own Asset Allocation Model is to make determinations as to how available Portfolios fit within each asset class.
AssetMark considers various factors in assigning Portfolios to an asset class, which may include historical style analysis and asset performance and multiple regression analyses.

As with the other Asset Allocation Models, AssetMark may be subject to certain conflicts of interests in categorizing the Portfolios for the Build Your Own
Asset Allocation Model, including recommendations from us on which Portfolios to include in the Model or a specific asset class based on the fees we receive in connection with a Portfolio (see the discussion in "The Asset Allocation
Models" provision above) and the need by certain Portfolios for additional assets (see the discussion in the "Risks" provision below). It is possible that such conflicts of interest could affect, among other matters, AssetMark's decisions as to which asset class to categorize a Portfolio.

Periodic Updates of Asset Allocation Models and Notices of Updates

Each of the Asset Allocation Models is evaluated periodically (generally annually) to assess whether the combination of Portfolios within each Model should be changed to better seek to optimize the potential return for the level of risk tolerance intended for the Model. As a result of such periodic analysis, each Model may change, such as by receiving the percentages allocated to each Portfolio. In addition, Portfolios may be added to a Model (including
Portfolios not currently available in the contract), or Portfolios may be deleted from a Model.

We evaluate the Build Your Own Asset Allocation Model periodically to assess whether the asset allocation parameters should be changed to better ensure that resulting asset allocations are in an appropriate risk tolerance range. If, as a result of such periodic analysis, we determine that the Build Your Own Asset
Allocation Model must change (for example by adding, removing or modifying asset classes or by changing the percentage range of investments allocable to an asset class), then we will make a new Build Your Own Asset Allocation Model available for new contract owners.

                                      33

AssetMark will also evaluate the Build Your Own Asset Allocation Model to assess whether the Portfolios are appropriately categorized within each asset class. As a result of this evaluation, AssetMark may determine that certain
Portfolios should be placed in a different asset class or, perhaps, removed from the Model, or that other Portfolios should be added to the Model
(including Portfolios not currently available in the contract).

When your Asset Allocation Model is updated (as described below), we will reallocate your Contract Value (and subsequent premium payments, if applicable)
in accordance with any changes to the Model you have selected. This means the allocation of your Contract Value, and potentially the Portfolios in which you are invested, will change and your Contract Value (and subsequent premium payments, if applicable) will be reallocated among the Portfolios in your updated Model (independently of monthly rebalancing, as discussed below). As discussed below, in the case of the Build Your Own Asset Allocation Model, it is possible that a change may be made to the Build Your Own Asset Allocation
Model that will require a contract owner to provide us with new allocation instructions.

When Asset Allocation Models are to be updated, we will send you written notice of the updates to the Models at least 30 days in advance of the date the updated version of the Model is intended to be effective. Contract owners purchasing contracts who elect to participate in the Asset Allocation Program within the two week period prior to a date that Asset Allocation Models are to be updated, will be provided with information regarding the composition of both the current Asset Allocation Model as well as the proposed changes to the
Model. You should carefully review these notices. If you wish to accept the changes to your selected Model, you will not need to take any action, as your
Contract Value (and subsequent premium payments, if applicable) will be reallocated in accordance with the updated Model. If you do not wish to accept the changes to your selected Model, you have the following alternatives. If you elected Payment Optimizer Plus or one of the Guaranteed Minimum Withdrawal
Benefit for Life Riders (except for Lifetime Income Plus 2008 and Lifetime
Income Plus Solution, as discussed below) you can transfer your Contract Value to one or more of the Designated Subaccounts (as described in the sections of this prospectus discussing the riders), or you can notify us in writing that you have elected to reject the change. If you reject the change and, as a result, your total Contract Value is no longer invested in accordance with the prescribed Investment Strategy, your benefits under the applicable rider will be reduced by 50%. If you elected Lifetime Income Plus 2008 or Lifetime Income
Plus Solution, you must transfer your Contract Value to one or more of the
Designated Subaccounts (as described in the sections of this prospectus discussing the riders), or one of the other available Asset Allocation Models.
Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus
Solution must always allocate assets in accordance with the Investment
Strategy, and any attempt to allocate assets otherwise will be considered not in good order and rejected.

Please note, also, that changes may be made to the Build Your Own Asset
Allocation Model that will require contract owners whose existing allocations will not meet the parameters of the revised Model to provide us with new allocation instructions. For example, a Portfolio may be moved from one asset class to another or shares of a Portfolio may become unavailable under the contract or in the Model. If we do not receive new allocation instructions from the contract owner in these circumstances in a timely manner after we request such new instructions, the contract owner's assets will be re-allocated to
Asset Allocation Model C until we receive new instructions.

When a Portfolio in which your assets are invested is closed to new investments but remains in your contract, your investment in that Portfolio at the time of the closing will remain, and you will not be re-allocated to Asset Allocation
Model C. However, any subsequent premium payments or transfers requesting an allocation to such a Portfolio will be considered not in good order, and you will be asked to provide us with updated allocation instructions.

If you did not elect Payment Optimizer Plus or one of the Guaranteed Minimum
Withdrawal Benefit for Life Riders, you may change to a different Asset
Allocation Model or reject the change.

If you choose to reject a change in an Asset Allocation Model in accordance with the procedures described above, you create your own portfolio (a
"self-directed portfolio"), you have terminated your advisory relationship with
AssetMark and AssetMark provides no investment advice related to the creation of a self- directed portfolio. Further, once you have rejected a change in a
Model, you are considered to have elected to reject all future changes in the
Model. Therefore, if you reject a Model change and thereby create a self-directed portfolio, you will not receive a periodic review of or changes to your portfolio, as would be provided by AssetMark with respect to the Asset
Allocation Models. You will, however, continue to receive a quarterly statement with information about your Contract Value, as well as written materials from
AssetMark about any changes proposed to be made to the Models, and you can notify us in writing to allocate your Contract Value in accordance with such changes.

                                      34

Selecting an Asset Allocation Model

For contract owners who have not elected Payment Optimizer Plus or one of the
Guaranteed Minimum Withdrawal Benefit for Life Riders.

If you purchase Payment Optimizer Plus, or one of the Guaranteed Minimum
Withdrawal Benefit for Life Riders (except for Lifetime Income Plus 2008 and
Lifetime Income Plus Solution, as discussed below) and elect to participate in the Asset Allocation Program, you are required to allocate your Contract Value
(and subsequent premium payments, if applicable) to Asset Allocation Model C.
If you purchased Lifetime Income Plus 2008 or Lifetime Income Plus Solution and
elect to participate in the Asset Allocation Program, you must allocate your
Contract Value (and subsequent premium payments, if applicable) to Asset
Allocation Model A, B, C, or D or the Build Your Own Asset Allocation Model. If
you elect to participate in the Asset Allocation Program and you have not purchased Payment Optimizer Plus or one of the Guaranteed Minimum Withdrawal
Benefit for Life Riders, you must choose Asset Allocation Model A, B, C, D or E for your allocations. We will not make this decision, nor will AssetMark. The following paragraphs provide some information you may want to consider in making this decision.

You should consult with your registered representative and/or your financial adviser on your decision regarding which Asset Allocation Model to select. Your registered representative can assist you in determining which Model may be best suited to your financial needs, investment time horizon, and willingness to accept investment risk, and can help you complete the proper forms to participate in the Asset Allocation Program. You should also periodically review these factors with your registered representative to consider whether you should change Models (or, if you have purchased Payment Optimizer Plus or one of the Guaranteed Minimum Withdrawal Benefit for Life Riders, whether you should transfer your Contract Value to one or more of the Designated
Subaccounts) to reflect any changes in your personal circumstances. Your registered representative can help you complete the proper forms to change to a different Model or transfer to Designated Subaccounts.

In light of our potential payment obligations under the riders, we will not permit contract owners who have selected a rider to allocate their assets in either a highly aggressive or highly conservative manner. In deciding whether to purchase a rider, you and your registered representative should consider whether an asset allocation not permitted under the rider would best meet your investment objectives.

You may, in consultation with your registered representative, utilize an investor profile questionnaire we make available, which asks questions intended to help you or your registered representative assess your financial needs, investment time horizon, and willingness to accept investment risk. However, even if you utilize the investor profile questionnaire, it is your decision, in consultation with your registered representative, which Model to choose initially or whether to change to a different Model or transfer to Designated
Subaccounts, as the case may be, at a later time. Neither we nor AssetMark bear any responsibility for this decision. You may change to a different Model or transfer to Designated Subaccounts, as the case may be, at any time with a proper written request or by telephone or electronic instructions, provided a valid telephone/electronic authorization is on file with us.

Monthly Rebalancing

Each calendar month (on the "monthly anniversary" of your Contract Date), and on any Valuation Day after any transaction involving a withdrawal, receipt of a premium payment or a transfer of Contract Value, we rebalance your Contract
Value to maintain the Subaccounts and their corresponding Portfolios, and the relative percentages of the Subaccounts, for your selected Asset Allocation
Model. This monthly rebalancing takes account of:

  .  increases and decreases in Contract Value in each Subaccount due to
     Subaccount performance; and

  .  increases and decreases in Contract Value in each Subaccount due to
     Subaccount transfers, withdrawals (particularly if taken from specific
     Subaccounts you have designated), and premium payments (particularly if allocated to specific Subaccounts you have designated).

The first monthly rebalancing will occur on the first "monthly anniversary" of the Contract Date.

We will not rebalance self-directed portfolios (discussed above) unless the contract owner elects the Portfolio Rebalancing program. For self-directed portfolios, future premium payments for which no specific allocation instructions are received will be allocated in accordance with the last allocation instructions we received, which may have been a prior version of their Asset Allocation Model. Accordingly, if you have a self-directed portfolio you should consider providing specific allocation instructions with each premium payment or contacting us to update your default allocation instructions.

Quarterly Reports

If you elect to participate in the Asset Allocation Program, you will be sent quarterly reports that provide information about the Subaccounts within your
Model, as part of your usual quarterly

                                      35

statement. Information concerning the current Models is provided below.

Risks

Although the Asset Allocation Models are designed to optimize returns given the various levels of risk, there is no assurance that a Model portfolio will not lose money or not experience volatility. Investment performance of your
Contract Value could be better or worse by participating in an Asset Allocation
Model than if you had not participated. A Model may perform better or worse than any single Portfolio, Subaccount or asset class or other combinations of
Portfolios, Subaccounts or asset classes. Model performance is dependent upon the performance of the component Portfolios. Your Contract Value will fluctuate, and when redeemed, may be worth more or less than the original cost.

An Asset Allocation Model may not perform as intended. Although the Models are intended to optimize returns given various levels of risk tolerance, portfolio, market and asset class performance may differ in the future from the historical performance and assumptions upon which the Models are based, which could cause the Models to be ineffective or less effective in reducing volatility.

Periodic updating of the Asset Allocation Models can cause the underlying
Portfolios to incur transactional expenses to raise cash for money flowing out of the Portfolios or to buy securities with money flowing into the Portfolios.
These expenses can adversely affect performance of the related Portfolios and the Models.

AssetMark may be subject to competing interests that have the potential to influence its decision making with regard to the Asset Allocation Program. For example, the Company may believe that certain Portfolios could benefit from additional assets or could be harmed by redemptions.

In addition, the Portfolios underlying the Subaccounts may invest, depending upon their investment objective and decisions by their investment managers, in securities issued by Genworth Financial, Inc. or its affiliates. AssetMark will not have any role in determining whether a Portfolio should purchase or sell
Genworth securities. AssetMark may allocate portions of the Asset Allocation
Models to Portfolios which have held, hold or may hold Genworth securities.
AssetMark's decision to allocate a percentage of a Model to such a Portfolio will be based on the merits of investing in such a Portfolio and a determination that such an investment is appropriate for the Model.

                                      36

The Models

Information concerning the Asset Allocation Models is provided on the following pages. Effective close of business July 23, 2021, Asset Allocation Models A, B,
C, D and E will be updated. Tables disclosing the Model percentage allocations and Portfolio selections for Asset Allocation Models A, B, C, D and E, before and after the update, are provided on the next two pages. You should review this information carefully before selecting or changing a Model.

                         Moderately                                Moderately
   Conservative         Conservative           Moderate            Aggressive           Aggressive
    Allocation           Allocation           Allocation           Allocation           Allocation
     "Model A"            "Model B"            "Model C"            "Model D"            "Model E"
--------------------------------------------------------------------------------------------------------
                                           Investor Profile
--------------------------------------------------------------------------------------------------------
Investor is willing  Investor is willing  Investor is willing  Investor is willing  Investor is willing
to accept a low      to accept a low to   to accept a          to accept a          to accept a high
level of risk, has   moderate level of    moderate level of    moderate to high     level of risk, has
a short term (less   risk, has a          risk, has a          level of risk, has   a long term (more
than five years)     moderately short     moderately long      a long term (15 to   than 15 years)
investment time      term (less than ten  term (10 to 20       20 years)            investment time
horizon and is       years) investment    years) investment    investment time      horizon and has the
looking for an       time horizon and is  time horizon and is  horizon and is       temperament to ride
investment that is   looking for an       looking for an       looking for a        out market swings.
relatively stable    investment to keep   investment with the  growth oriented
in value.            pace with inflation. opportunity for      investment.
                                          long term moderate
                                          growth.
--------------------------------------------------------------------------------------------------------
                                          Investor Objective
--------------------------------------------------------------------------------------------------------
High level of        Growth and current   Growth of capital    Growth of capital    Growth of capital.
current income with  income. Target       with a low to        but without the      Target allocation
preservation of      allocation mix is    moderate level of    price swings of an   mix is 100%
capital. Target      40% equities and     current income.      all equity           equities.
allocation mix is    60% fixed income.    Target allocation    portfolio. Target
20% equities and                          mix is 60% equities  allocation mix is
80% fixed income.                         and 40% fixed        80% equities and
                                          income.              20% fixed income.
--------------------------------------------------------------------------------------------------------

                                  Build Your Own
                              Asset Allocation Model
----------------------------------------------------------------------------------------
The Build Your Own Asset Allocation Model is constructed, generally, to allow for the creation of an equity to fixed income allocation that ranges between 40% equities/60%
fixed income to 80% equities/20% fixed income. These ranges generally fall within the
Investor Profile and Investor Objective for Asset Allocation Model B (Moderately
Conservative Allocation) on one end of the spectrum and for Asset Allocation Model D
(Moderately Aggressive Allocation) on the other. Of course, the Investor Profile and
Investor Objective that your allocation will most closely correspond to will depend on your actual allocation.
----------------------------------------------------------------------------------------

                                      37

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS

                         Current through July 23, 2021

                                                      Portfolios                           Model A Model B Model C Model D
---------------------------------------------------------------------------------------------------------------------------
Equities
---------------------------------------------------------------------------------------------------------------------------
Large Cap Growth              Columbia CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1      4%      9%     14%     18%
                              ---------------------------------------------------------------------------------------------
                              Fidelity VIP Growth Opportunities Portfolio -- Service
                              Class 2                                                         3%      7%     10%     13%
---------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                Federated Hermes Kaufmann Fund II -- Service Shares             1%      2%      2%      3%
---------------------------------------------------------------------------------------------------------------------------
Small Cap Core                Invesco V.I. Main Street Small Cap Fund(R) -- Series II
                              shares                                                          1%      1%      2%      3%
---------------------------------------------------------------------------------------------------------------------------
Small Cap Growth              AB Small Cap Growth Portfolio -- Class B                        1%      1%      2%      3%
---------------------------------------------------------------------------------------------------------------------------
Global Equity                 Fidelity VIP Equity-Income Portfolio -- Service Class 2         4%      9%     14%     18%
                              ---------------------------------------------------------------------------------------------
                              Invesco V.I. Global Fund -- Series II shares                    3%      7%     10%     13%
---------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Value       AB International Value Portfolio -- Class B                     1%      1%      2%      3%
---------------------------------------------------------------------------------------------------------------------------
Natural Resources             Prudential Series Natural Resources Portfolio -- Class II
                              Shares                                                          1%      2%      2%      3%
---------------------------------------------------------------------------------------------------------------------------
Real Estate (U.S. REITs)      State Street Real Estate Securities V.I.S. Fund -- Class 1
                              Shares                                                          1%      1%      2%      3%
---------------------------------------------------------------------------------------------------------------------------

    Total % Equities                                                                         20%     40%     60%     80%
---------------------------------------------------------------------------------------------------------------------------

Fixed Income
---------------------------------------------------------------------------------------------------------------------------
Long Duration                 PIMCO VIT Long-Term U.S. Government Portfolio --
                              Administrative Class Shares                                    12%      9%      6%      3%
---------------------------------------------------------------------------------------------------------------------------
Medium Duration               Fidelity VIP Investment Grade Bond Portfolio -- Service
                              Class 2                                                        20%     15%     10%      5%
                              ---------------------------------------------------------------------------------------------
                              PIMCO VIT Total Return Portfolio -- Administrative
                              Class Shares                                                   16%     12%      8%      4%
---------------------------------------------------------------------------------------------------------------------------
Short Duration                PIMCO VIT Low Duration Portfolio -- Administrative
                              Class Shares                                                   20%     15%     10%      5%
---------------------------------------------------------------------------------------------------------------------------
Treasury Inflation-Protected
Securities                    American Century VP Inflation Protection Fund -- Class II       4%      3%      2%      1%
---------------------------------------------------------------------------------------------------------------------------
Domestic High Yield           PIMCO VIT High Yield Portfolio -- Administrative
                              Class Shares                                                    4%      3%      2%      1%
---------------------------------------------------------------------------------------------------------------------------
Bank Loans                    Eaton Vance VT Floating-Rate Income Fund                        4%      3%      2%      1%
---------------------------------------------------------------------------------------------------------------------------

    Total % Fixed Income                                                                     80%     60%     40%     20%
---------------------------------------------------------------------------------------------------------------------------
                        Portfolios                           Model E
--------------------------------------------------------------------

--------------------------------------------------------------------
Columbia CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1     23%
--------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio -- Service
Class 2                                                        17%
--------------------------------------------------------------------
Federated Hermes Kaufmann Fund II -- Service Shares             4%
--------------------------------------------------------------------
Invesco V.I. Main Street Small Cap Fund(R) -- Series II
shares                                                          3%
--------------------------------------------------------------------
AB Small Cap Growth Portfolio -- Class B                        3%
--------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio -- Service Class 2        23%
--------------------------------------------------------------------
Invesco V.I. Global Fund -- Series II shares                   17%
--------------------------------------------------------------------
AB International Value Portfolio -- Class B                     3%
--------------------------------------------------------------------
Prudential Series Natural Resources Portfolio -- Class II
Shares                                                          4%
--------------------------------------------------------------------
State Street Real Estate Securities V.I.S. Fund -- Class 1
Shares                                                          3%
--------------------------------------------------------------------

                                                              100%
--------------------------------------------------------------------

--------------------------------------------------------------------
PIMCO VIT Long-Term U.S. Government Portfolio --
Administrative Class Shares                                     0%
--------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio -- Service
Class 2                                                         0%
--------------------------------------------------------------------
PIMCO VIT Total Return Portfolio -- Administrative
Class Shares                                                    0%
--------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio -- Administrative
Class Shares                                                    0%
--------------------------------------------------------------------

American Century VP Inflation Protection Fund -- Class II       0%
--------------------------------------------------------------------
PIMCO VIT High Yield Portfolio -- Administrative
Class Shares                                                    0%
--------------------------------------------------------------------
Eaton Vance VT Floating-Rate Income Fund                        0%
--------------------------------------------------------------------

                                                                0%
--------------------------------------------------------------------

                                      38

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS

            Effective after the close of business on July 23, 2021

                                                      Portfolios                           Model A Model B Model C Model D
---------------------------------------------------------------------------------------------------------------------------
Equities
---------------------------------------------------------------------------------------------------------------------------
Large Cap Growth              Columbia CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1      1%      1%      1%      1%
                              ---------------------------------------------------------------------------------------------
                              Fidelity VIP Contrafund(R) Portfolio -- Service Class 2         0%      1%      1%      1%
---------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                Federated Hermes Kaufmann Fund II -- Service Shares             1%      1%      1%      1%
---------------------------------------------------------------------------------------------------------------------------
Large Cap Core                Columbia Variable Portfolio -- Overseas Core Fund -- Class 2    1%      1%      2%      3%
                              ---------------------------------------------------------------------------------------------
                              Invesco V.I. Core Equity Fund -- Series I shares                5%     10%     15%     20%
                              ---------------------------------------------------------------------------------------------
                              Invesco V.I. Main Street Fund(R) -- Series II shares            5%     10%     16%     22%
---------------------------------------------------------------------------------------------------------------------------
Large Cap Value               AB International Value Portfolio -- Class B                     1%      2%      3%      4%
                              ---------------------------------------------------------------------------------------------
                              BlackRock Basic Value V.I. Fund -- Class III Shares             1%      3%      4%      5%
                              ---------------------------------------------------------------------------------------------
                              Fidelity VIP Equity-Income Portfolio -- Service Class 2         0%      1%      1%      1%
                              ---------------------------------------------------------------------------------------------
                              Franklin Mutual Shares VIP Fund -- Class 2 Shares               5%     10%     16%     22%
---------------------------------------------------------------------------------------------------------------------------

    Total % Equities                                                                         20%     40%     60%     80%
---------------------------------------------------------------------------------------------------------------------------

Fixed Income
---------------------------------------------------------------------------------------------------------------------------
Long Duration                 PIMCO VIT Long-Term U.S. Government Portfolio --
                              Administrative Class Shares                                    16%     12%      8%      3%
---------------------------------------------------------------------------------------------------------------------------
Medium Duration               Fidelity VIP Investment Grade Bond Portfolio -- Service
                              Class 2                                                        20%     14%     10%      5%
                              ---------------------------------------------------------------------------------------------
                              PIMCO VIT Total Return Portfolio -- Administrative
                              Class Shares                                                   20%     15%     10%      5%
---------------------------------------------------------------------------------------------------------------------------
Short Duration                PIMCO VIT Low Duration Portfolio -- Administrative
                              Class Shares                                                   16%     12%      8%      4%
---------------------------------------------------------------------------------------------------------------------------
Treasury Inflation-Protected
Securities                    American Century VP Inflation Protection Fund -- Class II       3%      3%      2%      1%
---------------------------------------------------------------------------------------------------------------------------
Domestic High Yield           PIMCO VIT High Yield Portfolio -- Administrative
                              Class Shares                                                    2%      2%      1%      1%
---------------------------------------------------------------------------------------------------------------------------
Bank Loans                    Eaton Vance VT Floating-Rate Income Fund                        3%      2%      1%      1%
---------------------------------------------------------------------------------------------------------------------------

    Total % Fixed Income                                                                     80%     60%     40%     20%
---------------------------------------------------------------------------------------------------------------------------
                        Portfolios                           Model E
--------------------------------------------------------------------

--------------------------------------------------------------------
Columbia CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1      2%
--------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio -- Service Class 2         2%
--------------------------------------------------------------------
Federated Hermes Kaufmann Fund II -- Service Shares             2%
--------------------------------------------------------------------
Columbia Variable Portfolio -- Overseas Core Fund -- Class 2    3%
--------------------------------------------------------------------
Invesco V.I. Core Equity Fund -- Series I shares               25%
--------------------------------------------------------------------
Invesco V.I. Main Street Fund(R) -- Series II shares           27%
--------------------------------------------------------------------
AB International Value Portfolio -- Class B                     5%
--------------------------------------------------------------------
BlackRock Basic Value V.I. Fund -- Class III Shares             6%
--------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio -- Service Class 2         2%
--------------------------------------------------------------------
Franklin Mutual Shares VIP Fund -- Class 2 Shares              26%
--------------------------------------------------------------------

                                                              100%
--------------------------------------------------------------------

--------------------------------------------------------------------
PIMCO VIT Long-Term U.S. Government Portfolio --
Administrative Class Shares                                     0%
--------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio -- Service
Class 2                                                         0%
--------------------------------------------------------------------
PIMCO VIT Total Return Portfolio -- Administrative
Class Shares                                                    0%
--------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio -- Administrative
Class Shares                                                    0%
--------------------------------------------------------------------

American Century VP Inflation Protection Fund -- Class II       0%
--------------------------------------------------------------------
PIMCO VIT High Yield Portfolio -- Administrative
Class Shares                                                    0%
--------------------------------------------------------------------
Eaton Vance VT Floating-Rate Income Fund                        0%
--------------------------------------------------------------------

                                                                0%
--------------------------------------------------------------------

                                      39

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS
                     BUILD YOUR OWN ASSET ALLOCATION MODEL

     Core Asset Class (20% to 80%)          Specialty Asset Class (0% to 20%)      Fixed Income Asset Class (20% to 60%)
--------------------------------------------------------------------------------------------------------------------------
AB Balanced Wealth Strategy Portfolio    AB Global Thematic Growth Portfolio --   Fidelity VIP Investment Grade Bond
 -- Class B                               Class B                                  Portfolio -- Service Class 2
AB Growth and Income Portfolio --        AB International Value Portfolio --      PIMCO VIT Long-Term U.S. Government
 Class B                                  Class B                                  Portfolio -- Administrative
BlackRock Basic Value V.I. Fund --       AB Small Cap Growth Portfolio -- Class B  Class Shares
 Class III Shares                        American Century VP Inflation            PIMCO VIT Low Duration Portfolio --
BlackRock Global Allocation V.I. Fund     Protection Fund -- Class II              Administrative Class Shares
 -- Class III Shares                     BlackRock Advantage SMID Cap V.I. Fund   PIMCO VIT Total Return Portfolio --
Columbia CTIVP/SM/ -- Loomis Sayles       -- Class III Shares                      Administrative Class Shares
 Growth Fund -- Class 1                  Columbia Variable Portfolio -- Overseas
Fidelity VIP Balanced Portfolio --        Core Fund -- Class 2
 Service Class 2                         Eaton Vance VT Floating-Rate Income Fund
Fidelity VIP Contrafund(R) Portfolio --  Federated Hermes High Income Bond Fund
 Service Class 2                          II -- Service Shares
Fidelity VIP Equity-Income Portfolio --  Federated Hermes Kaufmann Fund II --
 Service Class 2                          Service Shares
Fidelity VIP Growth & Income Portfolio   Fidelity VIP Dynamic Capital
 -- Service Class 2                       Appreciation Portfolio -- Service
Franklin Templeton VIP Franklin Mutual    Class 2
 Shares VIP Fund -- Class 2 Shares       Fidelity VIP Growth Portfolio --
Franklin Templeton VIP Templeton Growth   Service Class 2
 VIP Fund -- Class 2 Shares              Fidelity VIP Growth Opportunities
Invesco V.I. American Franchise Fund --   Portfolio -- Service Class 2
 Series I shares                         Fidelity VIP Mid Cap Portfolio --
Invesco V.I. Capital Appreciation Fund    Service Class 2
 -- Series II shares                     Fidelity VIP Value Strategies Portfolio
Invesco V.I. Comstock Fund -- Series II   -- Service Class 2
 shares                                  Invesco V.I. Main Street Small Cap
Invesco V.I. Conservative Balanced Fund   Fund(R) -- Series II shares
 -- Series II shares                     Janus Henderson Forty Portfolio --
Invesco V.I. Core Equity Fund -- Series   Service Shares
 I shares                                MFS(R) Utilities Series -- Service
Invesco V.I. Equity and Income Fund --    Class Shares
 Series II shares                        PIMCO VIT All Asset Portfolio --
Invesco V.I. Global Fund -- Series II     Advisor Class Shares
 shares                                  PIMCO VIT High Yield Portfolio --
Invesco V.I. International Growth Fund    Administrative Class Shares
 -- Series II shares                     Prudential Natural Resources Portfolio
Invesco V.I. Main Street Fund(R) --       -- Class II Shares
 Series II shares                        Prudential PGIM Jennison Focused Blend
Janus Henderson Balanced Portfolio --     Portfolio -- Class II Shares
 Service Shares                          Prudential PGIM Jennison Growth
MFS(R) Total Return Series -- Service     Portfolio -- Class II Shares
 Class Shares                            State Street Real Estate Securities
State Street Total Return V.I.S. Fund     V.I.S. Fund -- Class 1 Shares
 -- Class 3 Shares                       State Street Small-Cap Equity V.I.S.
State Street U.S. Equity V.I.S. Fund --   Fund -- Class 1 Shares
 Class 1 Shares                          Wells Fargo VT Omega Growth Fund --
                                          Class 2

                                      40

THE GUARANTEE ACCOUNT

Amounts in the Guarantee Account are held in, and are part of, our General
Account. The General Account consists of our assets other than those allocated to this and other Separate Accounts. Subject to statutory authority, we have sole discretion over the investment of assets of the General Account. The assets of the General Account are chargeable with liabilities arising out of any business we may conduct.

Due to certain exemptive and exclusionary provisions of the federal securities laws, we have not registered interests in the Guarantee Account under the
Securities Act of 1933 (the "1933 Act"), and we have not registered either the
Guarantee Account or our General Account as an investment company under the
1940 Act. Accordingly, neither the interests in the Guarantee Account nor our
General Account are generally subject to regulation under the 1933 Act and the
1940 Act. Disclosures relating to the interests in the Guarantee Account and the General Account, may however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy of statements made in a registration statement. The Guarantee Account may not be available in all states or markets.

Generally, you may allocate your premium payments and/or transfer assets to the
Guarantee Account. For contracts issued on or after the later of September 2,
2003, or the date on which state insurance authorities approve applicable contract modifications, we may limit the amount that may be allocated to the
Guarantee Account. Currently, for such contracts, no more than 25% of your
Contract Value, as determined at the time of allocation, may be allocated to the Guarantee Account. In addition, where permitted by state law, we will refuse new premium payments or transfers into the Guarantee Account when your assets in the Guarantee Account are equal to or greater than 25% of your
Contract Value at the time of allocation. We generally exercise our right to limit or refuse allocations to the Guarantee Account when interest rate periods are low for prolonged periods of time. Amounts allocated to the Guarantee
Account are credited interest (as described below). Assets in the Guarantee
Account are subject to some, but not all, of the charges we assess in connection with your contract. See the "Charges and Other Deductions" provision of this prospectus. The Guarantee Account is not available for contract owners who have elected Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime
Income Plus 2008, Lifetime Income Plus Solution or Payment Optimizer Plus for
as long as the rider is in effect.

Each time you allocate premium payments or transfer assets to the Guarantee
Account, we establish an interest rate guarantee period. For each interest rate guarantee period, we guarantee an interest rate for a specified period of time.
At the end of an interest rate guarantee period, a new interest rate will become effective, and a new interest rate guarantee period for one year will commence for the remaining portion of that particular allocation.

We determine the interest rates at our sole discretion. The determination made will be influenced by, but not necessarily correspond to, interest rates available on fixed income investments which we may acquire with the amounts we receive as premium payments or transfers of assets under the contracts. You will have no direct or indirect interest in these investments. We also will consider other factors in determining interest rates for a guarantee period including, but not limited to, regulatory and tax requirements, sales commissions, and administrative expenses borne by us, general economic trends, and competitive factors. Amounts you allocate to the Guarantee Account (if available) will not share in the investment performance of our General Account.
We cannot predict or guarantee the level of interest rates in future guarantee periods. However, the interest rates for any interest rate guarantee period will be at least the guaranteed interest rate shown in your contract.

We will notify you in writing at least 5 days prior to the expiration date of any interest rate guarantee period about the then currently available interest rate guarantee periods and the guaranteed interest rates applicable to such interest rate guarantee periods. A new one year interest rate guarantee period will commence automatically unless we receive written notice prior to the end of the 30-day period following the expiration of the interest rate guarantee period ("30-day window") of your election of a different interest rate guarantee period from among those being offered by us at that time, or instructions to transfer all or a portion of the remaining amount to one or more Subaccounts subject to certain restrictions. See the "Transfers" provision of this prospectus. During the 30-day window, the allocation will accrue interest at the new interest rate guarantee period's interest rate.

To the extent permitted by law, we reserve the right at any time to offer interest rate guarantee periods that differ than those available when we issued the contract, and to credit a higher rate of interest on premium payments allocated to the Guarantee Account participating in a Dollar Cost Averaging program than would otherwise be credited if not participating in a Dollar Cost
Averaging program. See the "Dollar Cost Averaging Program" provision of this prospectus. Such a program may not be available to all contracts. We also reserve the right, at any time, to stop accepting premium payments or transfers of assets to a particular interest rate guarantee period. Since the specific interest rate guarantee periods available may change periodically, please contact our Home Office at the address listed on page 1 of this prospectus to determine the interest rate guarantee periods currently being offered.

                                      41

CHARGES AND OTHER DEDUCTIONS

We sell the contracts through registered representatives of broker-dealers.
These registered representatives are also appointed and licensed as insurance agents of the Company. We pay commissions to the broker-dealers for selling the contracts. We intend to recover commissions, marketing, administrative and other expenses and costs of contract benefits, and other incentives we pay, through fees and charges imposed under the contracts and other corporate revenue. See the "Sales of the Contracts" provision of this prospectus for more information.

All of the charges described in this section apply to assets allocated to the
Separate Account. Assets in the Guarantee Account are subject to all of the charges described in this section except for the mortality and expense risk charge and the administrative expense charge.

We will deduct the charges described below to cover our costs and expenses, services provided, and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder. Our administrative services include:

  .  processing applications for and issuing the contracts;

  .  maintaining records;

  .  administering income payments;

  .  furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);

  .  reconciling and depositing cash receipts;

  .  providing tax forms;

  .  providing contract confirmations and periodic statements;

  .  providing toll-free inquiry services; and

  .  furnishing telephone and internet transaction services.

The risks we assume include:

  .  the risk that the death benefit will be greater than the Surrender Value;

  .  the risk that withdrawals taken pursuant to a living benefit rider will be greater than the Surrender Value;

  .  the risk that the actual life-span of persons receiving income payments under the contract will exceed the assumptions reflected in our guaranteed rates (these rates are incorporated in the contract and cannot be changed);

  .  the risk that more owners than expected will qualify for waivers of the surrender charges; and

  .  the risk that our costs in providing the services will exceed our revenues from contract charges (which cannot be changed by us).

We designed the Bonus Credit as part of the overall sales load structure for the contracts. When the contracts were designed, we set the Bonus Credit level and the level of the surrender charge to reflect the overall level of sales load and distribution expenses associated with the contracts. Although there is no specific charge for the Bonus Credit, we may use a portion of the surrender charge and mortality and expense risk charge to help recover the cost of providing the Bonus Credit under the contract. We may realize a profit from this feature.

The amount of the charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the surrender charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We also may realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

Transaction Expenses

Surrender Charge

We assess a surrender charge on partial and total surrenders of each premium payment taken within the first eight years after receipt, unless you meet the exceptions as described below. You pay this charge to compensate us for the losses we experience on contract distribution costs.

We calculate the surrender charge separately for each premium payment. For purposes of calculating this charge, we assume that you withdraw premium payments on a first-in, first-out basis. We deduct the surrender charge proportionately from the Subaccounts (excluding the GIS Subaccount(s) if
Guaranteed Income Advantage is elected at the time of application). However, if there are insufficient assets in the Subaccounts (excluding the GIS
Subaccount(s) if Guaranteed Income Advantage is elected), we will deduct the charge from all assets in the Guarantee Account. Charges taken from the
Guarantee Account will be taken first from assets that have been in the
Guarantee Account for the longest period of time (and, if Guaranteed Income
Advantage is elected, any remaining

                                      42

withdrawals will then be deducted from the GIS Subaccount(s) from the segment that has been in effect for the shortest period of time). The surrender charge is as follows:

Number of Completed  Surrender Charge
  Years Since We    as a Percentage of
   Received the     the Premium Payment
  Premium Payment       Surrendered
---------------------------------------
         0                  8%
         1                  8%
         2                  7%
         3                  6%
         4                  5%
         5                  4%
         6                  3%
         7                  2%
     8 or more              0%
---------------------------------------

Exceptions to the Surrender Charge

We do not assess the surrender charge:

  .  of amounts of Contract Value representing gain (as defined below) or Bonus
     Credits;

  .  of free withdrawal amounts (as defined below);

  .  on total or partial surrenders taken under Optional Payment Plan 1,
     Optional Payment Plan 2 (for a period of 5 or more years), or Optional
     Payment Plan 5; or

  .  if a waiver of surrender charge provision applies.

You may surrender any gain in your contract (including any Bonus Credits) free of any surrender charge. We calculate gain in the contract as: (a) plus (b)
minus (c) minus (d), but not less than zero where:

   (a) is the Contract Value on the Valuation Day we receive your partial or total surrender request;

   (b) is the total of any partial surrenders previously taken, including surrender charges;

   (c) is the total of premium payments made; and

   (d) is the total of any gain previously surrendered.

In addition to any gain, you may partially surrender an amount equal to the greater of 10% of your total premium payments or any amount surrendered to meet minimum distribution requirements under the Code each contract year without a surrender charge (the "free withdrawal amount"). If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the
Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. We will deduct amounts surrendered first from any gain in the contract and then from premiums paid. The free withdrawal amount is not cumulative from contract year to contract year. (For tax purposes, a surrender is usually treated as a withdrawal of earnings first.) The free withdrawal amount will not apply to commutation value taken under Payment Optimizer Plus.

Further, we will waive the surrender charge if you annuitize the contract under
Optional Payment Plan 1 (Life Income with Period Certain), Optional Payment
Plan 2 (Income for a Fixed Period) provided that you select a fixed period of 5 years or more, or Optional Payment Plan 5 (Joint Life and Survivor Income). See
the "Optional Payment Plans" provision of this prospectus. In addition, we will waive the surrender charges if you take income payments from the GIS
Subaccount(s) pursuant to the terms of Guaranteed Income Advantage or if you take income payments pursuant to the terms of Payment Optimizer Plus. We may also waive surrender charges for certain withdrawals made pursuant to Lifetime
Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime
Income Plus Solution. See the "Optional Payment Plans," "Surrenders and Partial
Surrenders -- Guaranteed Minimum Withdrawal Benefit for Life Riders," "Income
Payments -- Guaranteed Income Advantage" and "Income Payments -- Payment
Optimizer Plus" provisions of this prospectus.

We also will waive surrender charges arising from a surrender occurring before income payments begin if, at the time we receive the surrender request, we have received due proof that the Annuitant has a qualifying terminal illness, or has a qualifying confinement to a state licensed or legally operated hospital or inpatient nursing facility for a minimum period as set forth in the contract
(provided the confinement began, or the illness was diagnosed, at least one year after the contract was issued). If you surrender the contract under the terminal illness waiver, please remember that we will pay your Contract Value, which could be less than the death benefit otherwise available. All Annuitants must be age 80 or younger on the Contract Date to be eligible for this waiver.
The terms and conditions of the waivers are set forth in your contract.

Deductions from the Separate Account

We deduct from the Separate Account an amount, computed daily, at an annual rate of 1.55% of the daily net assets of the Separate Account. The charge consists of an administrative expense charge at an effective annual rate of
0.25% and a mortality and expense risk charge at an effective annual rate of
1.30%. These deductions from the Separate Account are reflected in your
Contract Value.

                                      43

Charges for the Living Benefit Rider Options

Charge for Guaranteed Income Advantage

We charge you for expenses related to Guaranteed Income Advantage, if you elect this rider at the time of application. This charge is deducted daily from the
Separate Account currently at an annual rate of 0.50% of the daily net assets of the Separate Account. The deduction from the Separate Account is reflected in your Contract Value. You may elect to receive monthly income under this rider or you may elect to transfer the value in the GIS Subaccount(s) to another investment option under your contract and receive income payments. If you elect to transfer the value in the GIS Subaccount(s) to another investment option and receive income payments, the rider charge will end. Guaranteed
Income Advantage may not be available in all states and markets. We reserve the right to discontinue offering Guaranteed Income Advantage at any time and for any reason.

Charge for Lifetime Income Plus Solution

You may purchase Lifetime Income Plus Solution with or without the Principal
Protection Death Benefit. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the
Contract Value. On the Contract Date, the benefit base equals the initial premium payment. The benefit base will change and may be higher than the
Contract Value on any given day.

If you purchase Lifetime Income Plus Solution with the Principal Protection
Death Benefit, then you will be assessed a charge for the Principal Protection
Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider. The charge for the Principal Protection
Death Benefit is calculated quarterly as a percentage of the value of the
Principal Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the value of the Principal Protection Death Benefit equals the initial premium payment.
The charge for the Principal Protection Death Benefit is higher if any
Annuitant is age 71 or older at the time of application.

If you reset your benefits under the rider, we will reset the charges for the rider, which may be higher than your previous charges.

For contracts issued with Lifetime Income Plus Solution on or after January 5,
2009 and that have reset their Maximum Anniversary Value on or after December
3, 2012, we currently assess the following charges for the rider, calculated and deducted as described above:

Lifetime Income Plus Solution without the Principal Protection Death
 Benefit

   Single or Joint Annuitant Contract    1.25% of benefit base
---------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 45-70

   Single or Joint Annuitant Contract    1.25% of benefit base plus
                                         0.20% of value of Principal
                                         Protection Death Benefit
---------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 71-85

   Single or Joint Annuitant Contract    1.25% of benefit base plus
                                         0.50% of value of Principal
                                         Protection Death Benefit
---------------------------------------------------------------------

For contracts issued with Lifetime Income Plus Solution on or after January 5,
2009 and that have not reset their Maximum Anniversary Value on or after
December 3, 2012, we currently assess the following charges for the rider, calculated and deducted as described above:

Lifetime Income Plus Solution without the Principal Protection Death
 Benefit

   Single or Joint Annuitant Contract    0.95% of benefit base
---------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 45-70

   Single or Joint Annuitant Contract    0.95% of benefit base plus
                                         0.20% of value of Principal
                                         Protection Death Benefit
---------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 71-85

   Single or Joint Annuitant Contract    0.95% of benefit base plus
                                         0.50% of value of Principal
                                         Protection Death Benefit
---------------------------------------------------------------------

For contracts issued with Lifetime Income Plus Solution before January 5, 2009 and that have reset their Maximum Anniversary Value on or after December 3,
2012, we currently assess the following charges for the rider, calculated and deducted as described above:

Lifetime Income Plus Solution without the Principal Protection Death
 Benefit

   Single or Joint Annuitant Contract    1.25% of benefit base
---------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 45-70

   Single or Joint Annuitant Contract    1.25% of benefit base plus
                                         0.15% of value of Principal
                                         Protection Death Benefit
---------------------------------------------------------------------

                                      44

Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 71-85

   Single or Joint Annuitant Contract    1.25% of benefit base plus
                                         0.40% of value of Principal
                                         Protection Death Benefit
---------------------------------------------------------------------

For contracts issued with Lifetime Income Plus Solution before January 5, 2009 and that have not reset their Maximum Anniversary Value on or after December 3,
2012, we currently assess the following charges for the rider, calculated and deducted as described above:

Lifetime Income Plus Solution without the Principal Protection Death
 Benefit

   Single or Joint Annuitant Contract    0.85% of benefit base
---------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 45-70

   Single or Joint Annuitant Contract    0.85% of benefit base plus
                                         0.15% of value of Principal
                                         Protection Death Benefit
---------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 71-85

   Single or Joint Annuitant Contract    0.85% of benefit base plus
                                         0.40% of value of Principal
                                         Protection Death Benefit
---------------------------------------------------------------------

The charges for Lifetime Income Plus Solution without the Principal Protection
Death Benefit will never exceed 2.00% of benefit base. The charges for Lifetime
Income Plus Solution with the Principal Protection Death Benefit will never exceed 2.00% of benefit base plus 0.50% of the value of the Principal
Protection Death Benefit.

On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted.

Because this contract is no longer offered and sold, Lifetime Income Plus
Solution and the Principal Protection Death Benefit are no longer available to purchase under the contract.

Charge for Lifetime Income Plus 2008

You may purchase Lifetime Income Plus 2008 with or without the Principal
Protection Death Benefit. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the
Contract Value. On the Contract Date, the benefit base equals the initial premium payment. The benefit base will change and may be higher than the
Contract Value on any given day.

If you purchase Lifetime Income Plus 2008 with the Principal Protection Death
Benefit, then you will be assessed a charge for the Principal Protection Death
Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal
Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the value of the Principal Protection Death Benefit equals the initial premium payment. The charge for the Principal Protection Death Benefit is higher if any Annuitant is age 71 or older at the time of application.

For contracts that have not reset their Withdrawal Base on or after December 3,
2012, we also apply different charges for the rider for a single Annuitant contract and a Joint Annuitant contract. Once a contract is a Joint Annuitant contract and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect. If a spouse is added as Joint Annuitant after the contract is issued, new charges may apply. These new charges may be higher than the charges previously applicable to your contract.

If you reset your benefits under the rider, we will reset the charges for the rider, which may be higher than your previous charges.

We currently assess the following charges for the rider, calculated and deducted as described above, for those contracts that have reset their
Withdrawal Base on or after December 3, 2012:

Lifetime Income Plus 2008 without the Principal Protection Death Benefit

   Single or Joint Annuitant Contract       1.25% of benefit base
--------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 45-70

   Single or Joint Annuitant Contract       1.25% of benefit base plus
                                            0.15% of value of Principal
                                            Protection Death Benefit
--------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 71-85

   Single or Joint Annuitant Contract       1.25% of benefit base plus
                                            0.40% of value of Principal
                                            Protection Death Benefit
--------------------------------------------------------------------------

We currently assess the following charges for the rider, calculated and deducted as described above, for those contracts that have not reset their
Withdrawal Base on or after December 3, 2012:

Lifetime Income Plus 2008 without the Principal Protection Death Benefit

   Single or Joint Annuitant Contract          0.75% of benefit base
--------------------------------------------------------------------------

   Joint Annuitant Contract                    0.85% of benefit base
--------------------------------------------------------------------------

                                      45

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 45-70
--------------------------------------------------------------------------

   Single Annuitant Contract           0.75% of benefit base plus
                                       0.15% of value of Principal
                                       Protection Death Benefit
--------------------------------------------------------------------------

   Joint Annuitant Contract            0.85% of benefit base plus
                                       0.15% of value of Principal
                                       Protection Death Benefit
--------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 71-85

   Single Annuitant Contract           0.75% of benefit base plus
                                       0.40% of value of Principal
                                       Protection Death Benefit
--------------------------------------------------------------------------
   Joint Annuitant Contract            0.85% of benefit base plus
                                       0.40% of value of Principal
                                       Protection Death Benefit
--------------------------------------------------------------------------

The charges for Lifetime Income Plus 2008 without the Principal Protection
Death Benefit will never exceed 2.00% of benefit base. The charges for Lifetime
Income Plus 2008 with the Principal Protection Death Benefit will never exceed
2.00% of benefit base plus 0.50% of the value of the Principal Protection Death
Benefit.

On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted.

Because this contract is no longer offered and sold, Lifetime Income Plus 2008 and the Principal Protection Death Benefit are no longer available to purchase under the contract.

Charge for Lifetime Income Plus 2007

The charge for Lifetime Income Plus 2007 for those contracts that reset their
Withdrawal Base on or after July 15, 2019 is equal to 1.25% of the daily net assets in the Separate Account for both single Annuitant and Joint Annuitant contracts. The charge for Lifetime Income Plus 2007 for those contracts that have not reset their Withdrawal Base on or after July 15, 2019 is equal to
0.75% of the daily net assets in the Separate Account for single Annuitant contracts and 0.85% of the daily net assets in the Separate Account for Joint
Annuitant contracts. Once a contract is a Joint Annuitant contract, and the
Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect.

The deduction for the rider charge from the Separate Account is reflected in your Contract Value. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annualized rate of 2.00% of your daily net assets in the Separate Account. As disclosed above, if you reset your benefit on or after July 15, 2019, the charge for the rider is 1.25% of your daily net assets in the Separate Account.

Lifetime Income Plus 2007 is not available for contracts issued on or after
September 8, 2008.

Charge for Lifetime Income Plus

We charge you for expenses related to Lifetime Income Plus, if you elect this rider at the time of application. The charge for Lifetime Income Plus for those contracts that reset their Withdrawal Base on or after July 15, 2019 is equal to 1.25% of the daily net assets in the Separate Account for both single
Annuitant and Joint Annuitant contracts. The charge for Lifetime Income Plus for those contracts that have not reset their Withdrawal Base on or after
July 15, 2019 is equal to 0.60% of the daily net assets in the Separate Account for single Annuitant contracts and 0.75% of the daily net assets in the
Separate Account for Joint Annuitant contracts. For purposes of this rider, once a contract is a Joint Annuitant contract, and the higher rider charge is applied, the higher rider charge will continue while the rider is in effect, even if the contract becomes a single Annuitant contract. The rider charge for a Joint Annuitant contract is in addition to the Joint Annuitant charge that is applicable and charged on the contract.

The deduction for the rider charge from the Separate Account is reflected in your Contract Value. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annualized rate of 2.00% of your daily net assets in the Separate Account. As disclosed above, if you reset your benefit on or after July 15, 2019, the charge for the rider is 1.25% of your daily net assets in the Separate Account.

Lifetime Income Plus is not available for contracts issued on or after May 1,
2008.

Charge for Payment Optimizer Plus

We assess a charge for Payment Optimizer Plus currently equal to an annualized rate of 0.50% of the daily net assets of the Separate Account for single
Annuitant contracts and 0.65% of the daily net assets of the Separate Account for Joint Annuitant contracts. For purposes of this rider, once a contract is a
Joint

                                      46

Annuitant contract, and the higher rider charge is applied, the higher rider charge will continue while the rider is in effect, even if the contract becomes a single Annuitant contract. The rider charge for a Joint Annuitant contract is in addition to the Joint Annuitant charge that is applicable and charged on the contract.

The deduction for the rider charge from the Separate Account is reflected in your Contract Value and the value of your Annuity Units. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annual rate of 1.25%.

If you purchase Payment Optimizer Plus, after the Annuity Commencement Date you may request to terminate your contract and the rider and (assuming the right to cancel period has ended) receive the commuted value of your income payments in a lump sum (the "commutation value"). In calculating the commutation value, we assess a commutation charge. The amount of the commutation charge will be the surrender charge that would otherwise apply under the contract, in accordance with the surrender charge schedule.

Payment Optimizer Plus is not available for contracts issued after October 17,
2008

Charges for the Death Benefit Rider Options

For contracts issued on or after the later of May 1, 2003, or the date on which state insurance authorities approve the applicable contract modifications, the following provisions apply:

Charge for the Annual Step-Up Death Benefit Rider Option

We charge you for expenses related to the Annual Step-Up Death Benefit Rider
Option if you elect this option at the time of application. We deduct this charge against your assets in the Separate Account at each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the Annual Step-Up Death Benefit Rider Option among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If your assets in the
Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account (from the amounts that have been in the
Guarantee Account for the longest period of time). At surrender, we will charge you a pro-rata portion of the annual charge. The charge for the Annual Step-Up
Death Benefit Rider Option is an annual rate of 0.20% of your Contract Value at the time of the deduction.

Charge for the 5% Rollup Death Benefit Rider Option

We charge you for expenses related to the 5% Rollup Death Benefit Rider Option if you elect this option at the time of application. We deduct this charge against your assets in the Separate Account at each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the 5%
Rollup Death Benefit Rider Option among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate
Account at the time we take the charge. If your assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the
Guarantee Account (from the amounts that have been in the Guarantee Account for the longest period of time). At surrender, we will charge you a pro-rata portion of the annual charge. The charge for the 5% Rollup Death Benefit Rider
Option is an annual rate of 0.30% of your Contract Value at the time of the deduction.

Charge for the Earnings Protector Death Benefit Rider Option

We charge you for expenses related to the Earnings Protector Death Benefit
Rider Option if you elect this option at the time of application. We deduct this charge against your assets in the Separate Account on each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the Earnings Protector Death Benefit Rider Option among the
Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If your assets in your Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account (from the amounts that have been in the Guarantee Account for the longest period of time). At surrender we will charge you a pro-rata portion of the annual charge. The charge for the
Earnings Protector Death Benefit Rider Option is 0.30% of your Contract Value at the time of the deduction.

                                      47

Charge for Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death
Benefit Rider Option

We charge you for expenses related to the Earnings Protector and Greater of
Annual Step-Up and 5% Rollup Death Benefit Rider Option if you elect this option at the time of application. We deduct this charge against your assets in the Separate Account on each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the Earnings
Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider
option among the Subaccounts in the same proportion that your assets in each
Subaccount bear to your total assets in the Separate Account at the time we take the charge. If your assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the
Separate Account, if any, and then from your assets in the Guarantee Account
(from the amounts that have been in the Guarantee Account for the longest period of time). At surrender, we will charge you a pro-rata portion of the annual charge. The charge for the Earnings Protector and Greater of Annual
Step-Up and 5% Rollup Death Benefit Rider Option is an annual rate of 0.70% of your Contract Value at the time of the deduction.

For contracts issued prior to May 1, 2003, or prior to the date on which state insurance authorities approve applicable contract modifications, the following provision applies:

Charge for the Optional Guaranteed Minimum Death Benefit

We charge you for expenses related to the Optional Guaranteed Minimum Death
Benefit. We deduct this charge against the Contract Value at each contract anniversary and at the time you fully surrender the contract. This charge is assessed in order to compensate us for the increased risks and expenses associated with providing the Guaranteed Minimum Death Benefit. We will allocate the annual charge for the Optional Guaranteed Minimum Death Benefit among the Subaccounts in the same proportion that your assets in each
Subaccount bear to your total assets in the Separate Account at the time we take the charge. If the assets in the Separate Account are not sufficient to cover the charge for the Optional Guaranteed Minimum Death Benefit, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account (from the amounts that have been in the Guarantee Account for the longest period of time). At full surrender, we will charge you a pro-rata portion of the annual charge.

We guarantee that this charge will never exceed an annual rate of 0.35% of your prior contract year's average benefit amount (we currently charge 0.25%). The rate that applies to your contract is fixed at issue.

Charge for the Optional Enhanced Death Benefit

We charge you for expenses related to the Optional Enhanced Death Benefit. At the beginning of each contract year after the first contract year, we deduct a charge against the average of:

   (1) the Contract Value at the beginning of the previous contract year; and

   (2) the Contract Value at the end of the previous contract year.

At surrender, the charge is made against the average of:

   (1) the Contract Value at the beginning of the current contract year; and

   (2) the Contract Value at surrender.

The charge at surrender will be a pro rata portion of the annual charge.

We currently charge an annual rate of 0.20% of your average Contract Value as described above. However, we guarantee that this charge will never exceed an annual rate of 0.35% of your prior contract year's average Contract Value. The rate that applies to your contract will be fixed at issue. We will allocate the annual charge among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in all Subaccounts at the time we take the charge. If there are not sufficient assets in the Subaccounts to cover the charge, we will deduct the charge first from your assets in the Separate
Account, if any, and then from your assets in the Guarantee Account. Deductions from the Guarantee Account will be taken first from the amounts (including any interest earned) that have been in the Guarantee Account for the longest period of time.

The following provisions apply to all contracts:

Other Charges

Annual Contract Charge

We will deduct an annual contract charge of $25 from your Contract Value to compensate us for certain administrative expenses incurred in connection with the contract. We will deduct the charge on each contract anniversary and at full surrender. We will waive this charge if your Contract Value at the time of deduction is $10,000 or more.

                                      48

We will allocate the annual contract charge among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the
Separate Account at the time the charge is taken. If there are insufficient assets allocated to the Separate Account, we will deduct any remaining portion of the charge from the Guarantee Account proportionally from all assets in the
Guarantee Account.

Deductions for Premium Taxes

We will deduct charges for any premium tax or other tax levied by any governmental entity from premium payments or Contract Value when the premium tax is incurred or when we pay proceeds under the contract (proceeds include surrenders, partial surrenders, income payments and death benefit payments).

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation, or by judicial action. These premium taxes generally depend upon the law of your state of residence. The tax generally ranges from 0.0% to 3.5%.

Portfolio Charges

Each Portfolio incurs certain fees and expenses. These include management fees and other expenses associated with the daily operation of each Portfolio, as well as Rule 12b-1 fees and/or service share fees, if applicable. To pay for these expenses, the Portfolio makes deductions from its assets. A Portfolio may also impose a redemption charge on Subaccount assets that are redeemed from the
Portfolio. Portfolio expenses, including any redemption charges, are more fully described in the prospectus for each Portfolio. Portfolio expenses are the responsibility of the Portfolio or Fund. They are not fixed or specified under the terms of the contract and are not the responsibility of the Company.

Transfer Charges

We reserve the right to impose a charge of up to $10 per transfer. This charge represents the costs we incur for effecting any such transfer. We will not realize a profit from imposing this charge.

THE CONTRACT

The contract is an individual flexible deferred variable annuity contract. Your rights and benefits are described below and in the contract. There may be differences in your contract (such as differences in fees, charges, and benefits) because of requirements of the state where we issued your contract.
We will include any such differences in your contract.

This contract is no longer available for new sales, although additional premium payments may be made in accordance with the terms of the contract and as described in the "Premium Payments" provision.

This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings.
Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. Accordingly, if this contract is purchased as a Qualified Contract, you should consider purchasing the contract for its death benefit, income benefits, and other non-tax-related benefits.
Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

Purchasing the contract through a tax-free "Section 1035" exchange.  Section
1035 of the Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can use the proceeds from another annuity contract to make premium payments for this contract. Before making an exchange, you should carefully compare this contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this contract, and this contract has its own surrender charges which would apply to you. The fees and charges under this contract may be higher (or lower), and the benefits may be different, than those of your current contract. In addition, you may have to pay federal income and penalty taxes on the exchange if it does not qualify for Section 1035 treatment. You should not exchange another contract for this contract unless you determine, after evaluating all of the facts, that the exchange is in your best interest.
Please note that the person who sells you this contract generally will earn a commission on the sale.

Ownership

As owner, you have all rights under the contract, subject to the rights of any irrevocable beneficiary. Two persons may apply for a contract as joint owners.
Joint owners have equal undivided interests in their contract. A joint owner may not be named for a Qualified Contract. That means that each may exercise any ownership rights on behalf of the other, except for ownership changes.
Joint owners also have the right of survivorship. This means if a joint owner dies, his or her interest in the contract passes to the surviving owner. You must have our approval to add a joint owner after we issue the contract. We may require additional information if joint ownership is requested after the contract is issued.

                                      49

Subject to certain restrictions imposed by electable rider options and as otherwise stated below, before the Maturity Date, you may change:

  .  your Maturity Date to any date at least ten years after your last premium payment;

  .  your Optional Payment Plan;

  .  the allocation of your investments among the Subaccounts and/or the
     Guarantee Account (subject to certain restrictions listed in your contract and in the "Transfers" provision); and

  .  the owner, joint owner, primary beneficiary, contingent beneficiary
     (unless the primary beneficiary or contingent beneficiary is named as an irrevocable beneficiary), and contingent Annuitant upon written notice to our Home Office, and provided the Annuitant is living at the time of the request. If you change a beneficiary, your plan selection will no longer be in effect unless you request that it continue. In addition, you may change any non-natural owner to another non-natural owner. Changing the owner or joint owner may have tax consequences and you should consult a tax adviser before doing so.

We must receive your request for a change at our Home Office in a form satisfactory to us. The change will take effect as of the date you sign the request. The change will be subject to any payment made before we recorded the change. Please note that if you elect Guaranteed Income Advantage at the time of application, you may not change your scheduled income start date or your
Optional Payment Plan. In addition, partial surrenders and/or transfers from the GIS Subaccount(s) will lower your guaranteed income floor and cause you to lose your right to continue to make scheduled transfers into the segment from which the partial surrender and/or transfer was made. If you elect Payment
Optimizer Plus, Lifetime Income Plus or Lifetime Income Plus 2007 at the time of application, the benefits you receive under such rider may be reduced if your assets are not allocated in accordance with the Investment Strategy prescribed by your rider. Contract owners that own Lifetime Income Plus 2008 or
Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. You may not however, change the Optional Payment Plan once elected at the time of application.

Assignment

An owner of a Non-Qualified Contract may assign some or all of his or her rights under the contract with our consent. However, an assignment may terminate certain death benefits provided by rider option. An assignment must occur before the Maturity Date and while the Annuitant is still living. Once proper notice of the assignment is recorded by our Home Office, the assignment will become effective as of the date the written request was signed.

Qualified Contracts, IRAs and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

If you elect Payment Optimizer Plus or one of the Guaranteed Minimum Withdrawal
Benefit for Life Riders, our Home Office must approve any assignment, unless such assignment was made pursuant to a court order.

Guaranteed Income Advantage will terminate upon assignment of the contract unless such assignment is a result of legal process. Upon termination of
Guaranteed Income Advantage, all assets in the GIS Subaccount(s) will be transferred to the Goldman Sachs Variable Insurance Trust -- Government Money
Market Fund as of the Valuation Day the assignment is received. If the assignment is received on a non-Valuation Day, the assets will be transferred on the next Valuation Day.

We are not responsible for the validity or tax consequences of any assignment.
We are not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until our Home Office receives sufficient direction from the owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the Contract Value exceeds the investment in the contract for the taxable year in which it was pledged or assigned.

Assignment of the entire Contract Value may cause the portion of the contract exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

Amounts assigned may be subject to an IRS tax penalty equal to 10% of the amount included in gross income.

Premium Payments

You may make premium payments at any frequency and in the amount you select, subject to certain limitations. You must obtain our approval before you make total premium payments for an Annuitant age 79 or younger that exceed
$2,000,000 in the aggregate in any variable annuity contracts issued by the
Company or any of its affiliates. If the Annuitant is age 80 or older at the time of payment, the total amount not subject to prior approval is $1,000,000 in the aggregate in any variable annuity contracts issued by the Company or any of its affiliates.

                                      50

Premium payments may be made at any time prior to the Maturity Date, the surrender of the contract, or the death of the owner (or joint owner, if applicable), whichever comes first.

The minimum initial premium payment is $10,000. We may accept a lower initial premium payment in the case of certain group sales. Each additional premium payment must be at least $1,000 for Non-Qualified Contracts ($200 if paid by electronic fund transfers), $50 for IRA Contracts, and $100 for other Qualified
Contracts.

We reserve the right to refuse to accept a premium payment for any lawful reason and in a manner that does not unfairly discriminate against similarly situated purchasers. If you have one or more guaranteed benefits and we exercise our right to discontinue the acceptance of, and/or place additional limitations on, contributions to the contract and/or contributions and/or transfers into the Subaccounts, you may no longer be able to fund your guaranteed benefit(s). This means that if you have already funded your guaranteed benefit(s) by allocating amounts according to the prescribed
Investment Strategy for the rider(s), you may no longer be able to increase your Contract Value and the benefit base(s) associated with your guaranteed benefit(s) through contributions and transfers. (For more information about the potential impact of limitations on your ability to make subsequent premium payments, see "Important Note" under "Guaranteed Minimum Withdrawal Benefit for
Life Riders" and "Payment Optimizer Plus.")

Valuation Day and Valuation Period

We will value Accumulation and Annuity Units once daily as of the close of regular trading (currently 4:00 p.m. Eastern Time) for each day the New York
Stock Exchange is open except for days on which a Portfolio does not value its shares. If a Valuation Period contains more than one day, the unit values will be the same for each day in the Valuation Period.

Allocation of Premium Payments

We place premium payments into the Subaccounts, each of which invests in shares of a corresponding Portfolio, and/or the Guarantee Account, according to your instructions. You may allocate premium payments in the Subaccounts plus the
Guarantee Account at any one time. The Guarantee Account may not be available in all states or in all markets. The percentage of premium payment which you can put into any one Subaccount or guarantee period must equal a whole percentage and cannot be less than $100. In addition, for contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, we may limit the amount that may be allocated to the Guarantee Account. Currently, no more than 25% of your Contract Value, as determined at the time of allocation, may be allocated to the Guarantee Account.

If you have elected Guaranteed Income Advantage, you may not allocate premium payments directly to the GIS Subaccount(s); allocations to the GIS
Subaccount(s) must be made by scheduled transfers pursuant to pro rata scheduled transfers from all other Subaccounts in which you have assets. If you have elected the Payment Optimizer Plus, Lifetime Income Plus or Lifetime
Income Plus 2007, you must allocate all premium payments in accordance with the
Investment Strategy prescribed by the rider in order to obtain the full benefit of the rider. The benefits you receive under the rider may be reduced if your premium payments are not allocated in accordance with the Investment Strategy.
Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus
Solution must always allocate assets in accordance with the Investment
Strategy. See the "Surrenders and Partial Surrenders -- Guaranteed Minimum
Withdrawal Benefit for Life Riders," "Income Payments -- Guaranteed Income
Advantage" and "Income Payments -- Payment Optimizer Plus," provisions of the prospectus.

Upon allocation to the appropriate Subaccounts, we convert premium payments into Accumulation Units. We determine the number of Accumulation Units credited by dividing the amount allocated to each Subaccount by the value of an
Accumulation Unit for that Subaccount on the Valuation Day on which we receive any additional premium payment at our Home Office. The number of Accumulation
Units determined in this way is not changed by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation
Unit will vary depending not only upon how well the Portfolio's investments perform, but also upon the expenses of the Separate Account and the Portfolios.

You may change the allocation of subsequent premium payments at any time, without charge, by sending us acceptable notice. The new allocation will apply to any new premium payments made after we receive notice of the change at our
Home Office.

Bonus Credits

The Bonus Credit is an amount we add to each premium payment we receive.

For contracts issued on or after the later of October 29, 2002 or the date on which state insurance authorities approve the applicable contract modifications, and if the Annuitant is age 80 or younger when the contract is issued, we will add 5% of each premium payment to your Contract Value. For contracts issued prior to October 29, 2002 or prior to the date on which state insurance authorities approve the applicable contract

                                      51

modifications, and if the Annuitant is age 80 or younger when the contract is issued, we will add 4% of each premium payment to your Contract Value. If the
Annuitant is age 81 or older at the time of issue, we will not pay any Bonus
Credits. The Annuitant cannot be age 81 or older at the time of application, unless we approve an Annuitant of an older age. We fund the Bonus Credits from our General Account. We apply the Bonus Credits when we apply your premium payment to your Contract Value, and allocate the credits on a pro-rata basis to the investment options you select in the same ratio as the applicable premium payment. We do not consider Bonus Credits as "premium payments" for purposes of the contract. In addition, please note that any applicable Bonus Credit will not be included in the Withdrawal Base, Rider Death Benefit, Principal
Protection Death Benefit or Roll-Up Value, if applicable, if you elected
Lifetime Income Plus, Lifetime Income Plus 2007 or Lifetime Income Plus 2008;
the Purchase Payment Benefit Amount, Roll-Up Value, Maximum Anniversary Value
or Principal Protection Death Benefit if you elected Lifetime Income Plus
Solution; or the benefit base if you elected the Payment Optimizer Plus. You will have to reset your benefit under the terms of the applicable rider to capture the Bonus Credit or any related earnings in the Withdrawal Base,
Maximum Anniversary Value or benefit base. You should know that over time and under certain circumstances (such as an extended period of poor market performance), the costs associated with the Bonus Credit may exceed the sum of the Bonus Credit and any related earnings. You should consider this possibility before purchasing the contract. The Bonus Credit is referred to as an "enhanced premium amount" in your contract.

Valuation of Accumulation Units

Partial surrenders, surrenders and payment of a death benefit all result in the cancellation of an appropriate number of Accumulation Units. We cancel
Accumulation Units as of the end of the Valuation Period on which we receive notice or instructions with regard to the surrender, partial surrender or payment of a death benefit. We value Accumulation Units for each Subaccount separately. The Accumulation Unit value at the end of every Valuation Day equals the Accumulation Unit value at the end of the preceding Valuation Day multiplied by the net investment factor (described below). We arbitrarily set the Accumulation Unit value at the inception of the Subaccount at $10. On any
Valuation Day, we determine your Subaccount value by multiplying the number of
Accumulation Units attributable to your contract by the Accumulation Unit value for that day.

The net investment factor is an index used to measure the investment performance of a Subaccount from one Valuation Period to the next. The net investment factor for any Subaccount for any Valuation Period reflects the change in the net asset value per share of the Portfolio held in the Subaccount from one Valuation Period to the next, adjusted for the daily deduction of the administrative expense charges, mortality and expense risk charges, and any applicable optional rider charges (but not any optional death benefit rider charges) from assets in the Subaccount. The charges for Lifetime Income Plus
2008, Lifetime Income Plus Solution and the Death Benefit Rider Options,
however, are deducted from your Contract Value. If any "ex-dividend" date occurs during the Valuation Period, we take into account the per share amount of any dividend or capital gain distribution so that the unit value is not impacted. Also, if we need to reserve money for taxes, we take into account a per share charge or credit for any taxes reserved for which we determine to have resulted from the operations of the Subaccount.

The value of an Accumulation Unit may increase or decrease based on the net investment factor. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the Portfolio because of the deduction of Separate Account charges. Though the number of Accumulation Units will not change as a result of investment experience, the value of an
Accumulation Unit may increase or decrease from Valuation Period to Valuation
Period. See the Statement of Additional Information for more details.

TRANSFERS

Transfers Before the Maturity Date

All owners may transfer all or a portion of their assets between and among the
Subaccounts of the Separate Account and the Guarantee Account (if available) on any Valuation Day prior to the Maturity Date, subject to certain conditions imposed by the contract and as stated below. Owners may not, however, transfer assets in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period. If you elect Guaranteed Income
Advantage, once you make a transfer from a segment that corresponds to a GIS
Subaccount, you may not make subsequent transfers to that segment corresponding to that GIS Subaccount. If you elect Payment Optimizer Plus, Lifetime Income
Plus or Lifetime Income Plus 2007, the benefits you receive under such rider may be reduced if, after a transfer, your assets are not allocated in accordance with the prescribed Investment Strategy. Contract owners that own
Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy.

We process transfers among the Subaccounts and between the Subaccounts and the
Guarantee Account as of the end of the Valuation Period that we receive the transfer request in good order at our Home Office. There may be limitations placed on

                                      52

multiple transfer requests made at different times during the same Valuation
Period involving the same Subaccounts or the Guarantee Account. We may postpone transfers to, from, or among the Subaccounts and/or the Guarantee Account under certain circumstances. See the "Requesting Payments" provision of this prospectus.

Transfers from the Guarantee Account to the Subaccounts

We may limit and/or restrict transfers from the Guarantee Account to the
Subaccounts. The Guarantee Account may not be available in all states or in all markets. For any allocation from the Guarantee Account to the Subaccounts, the limited amount will not be less than any accrued interest on that allocation plus 25% of the original amount of that allocation. Unless you are participating in a Dollar Cost Averaging program (see the "Dollar Cost
Averaging Program" provision), you may make such transfers only during the 30 day period beginning with the end of the preceding interest rate guarantee period applicable to that particular allocation. We may also limit the amount that you may transfer to the Subaccount.

Transfers from the Subaccounts to the Guarantee Account

We may restrict certain transfers from the Subaccounts to the Guarantee
Account. The Guarantee Account may not be available in all states or in all markets. For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, we may also limit the amount that may be allocated to the
Guarantee Account. Currently, for such contracts, no more than 25% of your
Contract Value, as determined at the time of allocation, may be allocated to the Guarantee Account. In addition, where permitted by state law, we will refuse new premium payments or transfers into the Guarantee Account when your assets in the Guarantee Account are equal to or greater than 25% of your
Contract Value at the time of allocation. We generally exercise our right to limit or refuse allocations to the Guarantee Account when interest rate periods are low for prolonged periods of time. In addition, we reserve the right to prohibit or limit transfers from the Subaccounts to the Guarantee Account during the six month period following the transfer of any amount from the
Guarantee Account to any Subaccount.

Transfers Among the Subaccounts

All owners may submit 12 Subaccount transfers each calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service. Once such 12 Subaccount transfers have been executed, a letter will be sent notifying owners that they may submit additional transfers only in writing by U.S. Mail or by overnight delivery service, and transfer requests sent by the Internet, same day mail, courier service, telephone or facsimile will not be accepted under any circumstances. Once we receive your mailed transfer request at our Home Office, such transfer cannot be cancelled. We also will not cancel transfer requests that have not yet been received, i.e., you may not call to cancel a transfer request sent by U.S. Mail or overnight delivery service. If you wish to change a transfer request sent by U.S. Mail or overnight delivery service, such change must also be sent in writing by U.S.
Mail or by overnight delivery service. We will process that transfer request as of the Valuation Day the new transfer request is received at our Home Office.

Currently, we do not charge for transfers. However, we reserve the right to assess a charge of up to $10 per transfer. The minimum transfer amount is $100 or the entire balance in the Subaccount or interest rate guarantee period if the transfer will leave a balance of less than $100.

We also reserve the right to not honor your transfer request if your transfer is a result of more than one trade involving the same Subaccount within a 30 day period. We will generally invoke this right when either the Portfolio(s) or we see a pattern of frequent transfers between the same Portfolios within a short period of time (i.e., transfers among the same Subaccounts occur within five to 15 days of each other).

In addition, we may not honor transfers made by third parties. See the
"Transfer by Third Parties" provision of this prospectus.

If a transfer request is not processed, a letter will be sent notifying you that your transfer request was not honored. If we do not honor a transfer request, we will not count that request as a transfer for purposes of the 12 transfers allowed each calendar year as described in the previous paragraphs.

When thinking about a transfer of assets, you should consider the inherent risks involved. Frequent transfers based on short-term expectations may increase the risk that you will make a transfer at an inopportune time. Also, because certain restrictions on transfers are applied at the discretion of the
Portfolios in which the Subaccount invests, it is possible that owners will be treated differently and there could be inequitable treatment among owners if a
Portfolio does not apply equal treatment to all shareholders. See the "Special
Note on Frequent Transfers" provision of this prospectus.

These restrictions will apply to all owners and their designated third party(ies), unless such transfer is being made pursuant to:

   (1) a Dollar Cost Averaging program;

   (2) a Portfolio Rebalancing program;

                                      53

   (3) the terms of an approved Fund substitution or Fund liquidation; or

   (4) a Portfolio's refusal to allow the purchase of shares, either on behalf of an individual owner or on the entire Separate Account, in which case, the Portfolio's refusal to allow the purchase of shares will not be considered a transfer for calculation of the 12 transfers allowed per calendar year by voice response, Internet, telephone, facsimile, U.S.
       Mail or overnight delivery service.

In addition, the restrictions and charges listed above do not apply to any:

   (1) scheduled transfers made to the GIS Subaccount(s) pursuant to the terms of Guaranteed Income Advantage; or

   (2) transfers made among the Subaccounts pursuant to automatic rebalancing of assets made under the terms of Payment Optimizer Plus or one of the
       Guaranteed Minimum Withdrawal Benefit for Life Riders.

Sometimes, we will not honor transfer requests. We will not honor a transfer request if:

   (1) any Subaccount that would be affected by the transfer is unable to purchase or to redeem shares of the Portfolio in which the Subaccount invests; or

   (2) the transfer would adversely affect Unit Values.

The affected Portfolio(s) determine whether items (1) or (2) above apply.

We will treat all owners equally with respect to transfer requests.

Telephone/Internet Transactions

All owners may make their first 12 transfers in any calendar year among the
Subaccounts or between the Subaccounts and the Guarantee Account by calling or electronically contacting us. Transactions that can be conducted over the telephone and Internet include, but are not necessarily limited to:

   (1) the first 12 transfers of assets among the Subaccounts or between the
       Subaccounts and the Guarantee Account in any calendar year (this includes any changes in premium payment allocations when such changes include a transfer of assets);

   (2) Dollar Cost Averaging; and

   (3) Portfolio Rebalancing.

We will employ reasonable procedures to confirm that instructions we receive are genuine. Such procedures may include, but are not limited to:

   (1) requiring you or a third party you authorized to provide some form of personal identification before we act on the telephone and/or Internet instructions;

   (2) confirming the telephone/Internet transaction in writing to you or a third party you authorized; and/or

   (3) tape recording telephone instructions or retaining a record of your electronic request.

We reserve the right to limit or prohibit telephone and Internet transactions.

We will delay making a payment or processing a transfer request if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) on nationally recognized holidays, trading is restricted by the New York
       Stock Exchange;

   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

   (4) the SEC by order permits postponement to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New
York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

Confirmation of Transactions

We will not be liable for following instructions that we reasonably determine to be genuine. We will send you a confirmation of any transfer we process.
Systematic transactions, such as those related to portfolio rebalancing or dollar cost averaging, generally will be reported in quarterly statements. You are responsible for verifying transfer confirmations and notifying us of any errors within 30 days of receiving the confirmation statement or, for systematic transactions not reported on a trade confirmation, the quarterly statement.

Special Note on Reliability

Please note that the Internet or our telephone system may not always be available. Any computer or telephone system,

                                      54

whether it is ours, yours, your service provider's, or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transaction request by writing our
Home Office.

Transfers by Third Parties

As a general rule and as a convenience to you, we allow you to give third parties the right to conduct transfers on your behalf. However, when the same third party possesses this ability on behalf of many owners, the result can be simultaneous transfers involving large amounts of assets. Such transfers can disrupt the orderly management of the Portfolios underlying the contract, can result in higher costs to owners, and are generally not compatible with the long-range goals of owners. We believe that such simultaneous transfers effected by such third parties are not in the best interests of all beneficial shareholders of the Portfolios underlying the contracts, and the management of the Portfolios share this position.

We have instituted procedures to assure that the transfer requests that we receive have, in fact, been made by the owners in whose names they are submitted.

Consequently, we may refuse transfers made by third parties on behalf of an owner in a number of circumstances, which include but are not limited to:

   (1) transfers made on behalf of many owners by one third party (or several third parties who belong to the same firm) where the transfer involves the same Subaccounts and large amounts of assets;

   (2) when we have not received adequate authorization from the owner allowing a third party to make transfers on his or her behalf; and

   (3) when we believe, under all facts and circumstances received, that the owner or his or her authorized agent is not making the transfer.

We require documentation to provide sufficient proof that the third party making the trade is in fact duly authorized by the owner. This information includes, but is not limited to:

   (1) documentation signed by the owner or a court authorizing a third party to act on the owner's behalf;

   (2) passwords and encrypted information;

   (3) additional owner verification when appropriate; and

   (4) recorded conversations.

We will not be held liable for refusing a transfer made by a third party when we have a reasonable basis for believing such third party is not authorized to make a transfer on the owner's behalf or we have a reasonable basis for believing the third party is acting in a fraudulent manner.

Special Note on Frequent Transfers

The Separate Account does not accommodate frequent transfers of Contract Value among Subaccounts. When owners or someone on their behalf submit requests to transfer all or a portion of their assets between Subaccounts, the requests result in the purchase and redemption of shares of the Portfolios in which the
Subaccounts invest. Frequent Subaccount transfers, therefore, cause corresponding frequent purchases and redemptions of shares of the Portfolios.

Frequent purchases and redemptions of shares of the Portfolios can dilute the value of a Portfolio's shares, disrupt the management of the Portfolio's investment portfolio, and increase brokerage and administrative costs.
Accordingly, when an owner or someone on their behalf engages in frequent
Subaccount transfers, other owners and persons with rights under the contracts
(such as Annuitants and beneficiaries) may be harmed.

The Separate Account discourages frequent transfers, purchases and redemptions.
To discourage frequent Subaccount transfers, we adopted the policy described in the "Transfers Among the Subaccounts" section. This policy requires owners who request more than 12 Subaccount transfers in a calendar year to submit such requests in writing by U.S. Mail or by overnight delivery service (the "U.S.
Mail requirement"). The U.S. Mail requirement creates a delay of at least one day between the time transfer decisions are made and the time such transfers are processed. This delay is intended to discourage frequent Subaccount transfers by limiting the effectiveness of abusive "market timing" strategies
(in particular, "time-zone" arbitrage) that rely on "same-day" processing of transfer requests.

In addition, we will not honor transfer requests if any Subaccount that would be affected by the transfer is unable to purchase or redeem shares of the
Portfolio in which the Subaccount invests or if the transfer would adversely affect Accumulation Unit values. Whether these restrictions apply is determined by the affected Portfolio(s), and although we apply the restrictions uniformly when we receive information from the Portfolio(s), we cannot guarantee that the
Portfolio(s) will apply their policies and procedures in a uniform basis.

There can be no assurance that the U.S. Mail requirement will be effective in limiting frequent Subaccount transfers or that we can prevent all frequent
Subaccount transfer activity that may adversely affect owners, other persons with material rights

                                      55

under the contract, or Portfolio shareholders generally. For instance, imposing the U.S. Mail requirement after 12 Subaccount transfers may not be restrictive enough to deter an owner seeking to engage in abusing market timing strategies.

We may revise our frequent Subaccount transfer policy and related procedures, at our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to better detect and deter frequent transfer activity that may adversely affect owners, other persons with material rights under the
Policies, or Portfolio shareholders generally, to comply with state or federal regulatory requirements, or to impose additional or alternative restrictions on owners engaging in frequent Subaccount transfers. For example, we may invoke our right to refuse transfers if the transfer involves the same Subaccount within a 30 day period and/or we may change our procedures to monitor for a different number of transfers within a specified time period or to impose a minimum time period between each transfer.

There are inherent risks that changing our policies and procedures in the future may not be effective in limiting frequent Subaccount transfers. We will not implement any policy and procedure at the contract level that discriminates among owners, however, we may be compelled to adopt policies and procedures adopted by the Portfolios on behalf of the Portfolios and we will do so unless we cannot service such policies and procedures or we believe such policies and procedures contradict state or federal regulations or such policies and procedures contradict with the terms of your contract.

As stated in the previous paragraph, each of the Portfolios in which the
Subaccounts invest may have its own policies and procedures with respect to frequent purchases and redemption of Portfolio shares. The prospectuses for the
Portfolios describe any such policies and procedures. For example, a Portfolio may assess redemption fees (which we reserve the right to collect) on shares held for a relatively short period of time. The frequent trading policies and procedures of a Portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other Portfolios and the policies and procedures we have adopted to discourage frequent Subaccount transfers. Owners should be aware that we may not have the operational capability to monitor owners' Subaccount transfer requests and apply the frequent trading policies and procedures of the respective Portfolios that would be affected by the transfers. Accordingly, owners and other persons who have material rights under the contracts should assume that the sole protection they may have against potential harm from frequent Subaccount transfers is the protection, if any, provided by the policies and procedures we have adopted to discourage frequent Subaccount transfers.

Under SEC rules, we are required to enter into a written agreement with each
Portfolio or its principal underwriter that will obligate us to provide promptly, upon request by the Portfolio, certain information to the Portfolio about the trading activity of individual contract owners. Under these circumstances, we may be required to provide your tax identification number or social security number to the Fund and/or its manager. We must then execute any instructions from the Portfolio to restrict or prohibit further purchases or transfers by a specific contract owner of Accumulation Units or Annuity Units of the Subaccount that invests in that Portfolio, where such contract owner has been identified by the Portfolio as having engaged in transactions (indirectly through such Subaccount) that violate policies established for that Portfolio for the purpose of eliminating or reducing any dilution of the value of the outstanding shares of the Portfolio. We will inform any contract owners whose future purchases and transfers of a Subaccount's units have been restricted or prohibited by a Portfolio.

Owners and other persons with material rights under the contracts also should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries such as broker-dealers, retirement plans or separate accounts funding variable insurance contracts.
These omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the
Portfolios' ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the Portfolios will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the Portfolios. In addition, if a Portfolio believes an omnibus order we submit may reflect one or more Subaccount transfer requests from owners engaged in frequent transfer activity, the Portfolio may reject a portion of or the entire omnibus order. If a Portfolio rejects part of an omnibus order it believes is attributable to transfers that exceed its market timing policies and procedures, it will return the amount to us and we will credit the amount to the contract owner as of the Valuation Day of our receipt of that amount. You may realize a loss if the unit value on the
Valuation Day we credit the amount back to your account has increased since the original date of your transfer.

We apply our policies and procedures without exception, waiver, or special arrangement.

Dollar Cost Averaging Program

The Dollar Cost Averaging program permits you to systematically transfer on a monthly or quarterly basis a set dollar amount from the Subaccount investing in the Goldman

                                      56

Sachs Variable Insurance Trust -- Government Money Market Fund and/or the
Guarantee Account (if available) to any combination of other available
Subaccounts (as long as the total number of Subaccounts used does not exceed the maximum number allowed under the contract). The Dollar Cost Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high.
Dollar Cost Averaging does not assure a profit or protect against a loss.

You may participate in the Dollar Cost Averaging program by:

   (1) electing it on your application; or

   (2) contacting an authorized sales representative; or

   (3) contacting us at (800) 352-9910.

To use the program, you must transfer at least $100 from the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money
Market Fund and/or interest rate guarantee period with each transfer.

The Dollar Cost Averaging program will begin 30 days after we receive all required forms with your instructions and any necessary premium payment unless we allow an earlier date. We will discontinue your participation in the Dollar
Cost Averaging program:

  .  on the business day we receive your request to discontinue the program in writing or by telephone (assuming we have your telephone authorization form on file); or

  .  when the assets of the Subaccount investing in the Goldman Sachs Variable
     Insurance Trust --  Government Money Market Fund and/or interest rate guarantee period from which transfers are being made are depleted.

If you Dollar Cost Average from the Guarantee Account, we reserve the right to determine the amount of each automatic transfer. The Guarantee Account may not be available in all states or in all markets. We also reserve the right to transfer any remaining portion of an allocation used for Dollar Cost Averaging to a new guarantee period upon termination of the Dollar Cost Averaging program for that allocation. You may not transfer from one interest rate guarantee period to another interest rate guarantee period.

We also reserve the right to credit a higher rate of interest on premium payments allocated to the Guarantee Account that participate in the Dollar Cost
Averaging program. We refer to this higher rate of interest as Enhanced Dollar
Cost Averaging. The Dollar Cost Averaging program and/or Enhanced Dollar Cost
Averaging program may not be available in all states and in all markets or through all broker-dealers who sell the contracts. If you terminate the Dollar
Cost Averaging program prior to the depletion of assets from the Guarantee
Account, we have the right to credit the remaining assets in the Guarantee
Account the current interest rate being credited to all other Guarantee Account assets not participating in the Enhanced Dollar Cost Averaging program as of that Valuation Day. In addition, for contracts issued on or after the later of
September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, if you terminate your Dollar Cost Averaging program prior to the depletion of assets in the Guarantee Account, we may limit the amount that may be allocated to the Guarantee Account. If we exercise this right, we guarantee the amount limited will be the same as the amount limited for those contracts not participating in a Dollar Cost Averaging program as of the date you terminate your Dollar Cost Averaging program.

There is no additional charge for Dollar Cost Averaging. A transfer under this program is not a transfer for purposes of assessing a transfer charge or calculating the maximum number of transfers we may allow in a calendar year via the Internet, telephone or facsimile.

We may, from time to time, offer various Dollar Cost Averaging programs. We reserve the right to discontinue new Dollar Cost Averaging programs or to modify such programs at any time and for any reason. We also reserve the right to prohibit simultaneous participation in the Dollar Cost Averaging program and
Systematic Withdrawal program.

Dollar Cost Averaging is not available if you have elected Payment Optimizer
Plus or one of the Guaranteed Minimum Withdrawal Benefit for Life Riders and
you are allocating assets in accordance with the prescribed Investment
Strategy. If you have elected Lifetime Income Plus 2008, Lifetime Income Plus
Solution or Payment Optimizer Plus, you can, however, participate in the
Defined Dollar Cost Averaging program, as described below.

Owners considering participating in a Dollar Cost Averaging program should call
(800) 352-9910 or an authorized sales representative to verify the availability of Dollar Cost Averaging.

Defined Dollar Cost Averaging Program

The Defined Dollar Cost Averaging program permits you to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the
Subaccount investing in the Goldman Sachs Variable Insurance
Trust -- Government Money Market Fund to an Asset Allocation Model or, if you

                                      57

have elected Lifetime Income Plus 2008, Lifetime Income Plus Solution or
Payment Optimizer Plus, from the Designated Subaccount investing in the Goldman
Sachs Variable Insurance Trust -- Government Money Market Fund to one of the
other available Investment Strategy options. The Dollar Cost Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase
Accumulation Units when their value is low as well as when it is high. Dollar
Cost Averaging does not assure a profit or protect against a loss.

You may participate in the Defined Dollar Cost Averaging program only if you elect it when you apply for the contract. To use the program, you must transfer at least $100 from the Subaccount (or Designated Subaccount) investing in the
Goldman Sachs Variable Insurance Trust -- Government Money Market Fund. If
elected at application, the Defined Dollar Cost Averaging program will begin 30 days after the Contract Date. You may accelerate the amount you transfer. You may also terminate the program at any time.

We will discontinue your participation in the Defined Dollar Cost Averaging program at the first instance of one of the following events:

   (1) on the business day we receive your request to discontinue the program in writing or by telephone (assuming we have your telephone authorization form on file);

   (2) when the assets in the Subaccount (or Designated Subaccount) investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market
       Fund are depleted; or

   (3) at the end of the twelfth month following the Contract Date.

Upon termination of the program, any remaining assets in the Subaccount (or
Designated Subaccount) investing in the Goldman Sachs Variable Insurance
Trust -- Government Money Market Fund will be transferred to the specified
Asset Allocation Model or Investment Strategy option.

There is no additional charge to participate in the Defined Dollar Cost
Averaging program. A transfer under this program is not a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers we may allow in a calendar year. Any withdrawals taken from your contract while the Defined Dollar Cost Averaging program is in effect will be applied on a pro rata basis from all investments, including the Goldman Sachs
Variable Insurance Trust -- Government Money Market Fund. If you request a withdrawal from a specific Portfolio, however, we will terminate your Defined
Dollar Cost Averaging program and treat the transfer as a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers we may allow in a calendar year.

We reserve the right to discontinue the Defined Dollar Cost Averaging program or to modify the program at any time and for any reason.

Portfolio Rebalancing Program

Once your premium payment has been allocated among the Subaccounts, the performance of each Subaccount may cause your allocation to shift. You may instruct us to automatically rebalance on a quarterly, semi-annual, or annual basis your assets among the Subaccounts to return to the percentages specified in your allocation instructions. Your percentage allocations must be in whole percentages. The program does not include allocations to the Guarantee Account.
You may elect to participate in the Portfolio Rebalancing program at any time by submitting the completed Portfolio Rebalancing form to our Home Office. You may not participate in the Portfolio Rebalancing program if you have elected
Payment Optimizer Plus or one of the Guaranteed Minimum Withdrawal Benefit for
Life Riders and you are allocating assets in accordance with the prescribed
Investment Strategy.

Subsequent changes to your percentage allocations may be made at any time by written or telephone instructions to the Home Office. Once elected, Portfolio
Rebalancing remains in effect from the date we receive your written request until you instruct us to discontinue Portfolio Rebalancing. There is no additional charge for using Portfolio Rebalancing, and we do not consider a
Portfolio Rebalancing transfer a transfer for purposes of assessing a transfer charge or calculating the maximum number of transfers permitted in a calendar year via the Internet, telephone or facsimile. We reserve the right to discontinue or modify the Portfolio Rebalancing program at any time and for any reason. We also reserve the right to exclude specific Subaccounts from
Portfolio Rebalancing. We will discontinue your participation in Portfolio
Rebalancing if:

  .  you elected Payment Optimizer Plus or one of the Guaranteed Minimum
     Withdrawal Benefit for Life Riders at the time of application; and

  .  you reset your benefit by reallocating assets in accordance with a prescribed Investment Strategy following a period of allocating assets outside of the prescribed Investment Strategy.

We will discontinue your participation as of the Valuation Day the reset occurs. Portfolio Rebalancing does not guarantee a profit or protect against a loss.

                                      58

Guarantee Account Interest Sweep Program

You may instruct us to transfer interest earned on your assets in the Guarantee
Account (if available) to the Subaccounts to which you are allocating premium payments, in accordance with your allocation instructions in effect on the date of the transfer any time before the Maturity Date. You must specify the frequency of the transfers (either monthly, quarterly, semi-annually or annually).

The minimum amount in the Guarantee Account required to elect this option is
$1,000, but may be reduced at our discretion. The transfers under this program will take place on the last calendar day of each period.

You may participate in the interest sweep program at the same time you participate in either the Dollar Cost Averaging program or the Portfolio
Rebalancing program. If any interest sweep transfer is scheduled for the same day as a Portfolio Rebalancing transfer, we will process the interest sweep transfer first.

We limit the amount you may transfer from the Guarantee Account to the
Subaccounts for any particular allocation. See the "Transfers" provision of this prospectus. We will not process an interest sweep transfer if that transfer would exceed the amount permitted to be transferred.

You may cancel your participation in the interest sweep program at any time by writing or calling our Home Office at the address or telephone number listed on page 1 of this prospectus. We will automatically cancel your participation in the program if your assets in the Guarantee Account are less than $1,000 or such lower amount as we may determine. There is no additional charge for the interest sweep program. We do not consider interest sweep transfers a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers permitted in a calendar year. The interest sweep program does not assure a profit or protect against a loss.

SURRENDERS AND PARTIAL SURRENDERS

Surrenders and Partial Surrenders

We will allow you to surrender your contract or to partially surrender a portion of your Contract Value at any time before the Maturity Date upon your written request, subject to the conditions discussed below.

We will not permit a partial surrender that is less than $100 or a partial surrender which would reduce your Contract Value to less than $1,000. If your partial surrender request would reduce your Contract Value to less than $1,000, we will surrender your contract in full. Different limits and other restrictions may apply to Qualified Contracts.

The amount payable on surrender of the contract is the Surrender Value at the end of the Valuation Period during which we receive the request. The Surrender
Value equals:

   (1) the Contract Value (after deduction of any charge for the optional rider(s) and the annual contract charge, if applicable) on the Valuation
       Day we receive a request for surrender; less

   (2) any applicable surrender charge; less

   (3) any applicable premium tax.

We may pay the Surrender Value in a lump sum or under one of the Optional
Payment Plans specified in the contract, based on your instructions.

If you are taking a partial surrender, you may indicate in writing, electronically, or by calling our Home Office, from which Subaccounts or interest rate guarantee periods we are to take your partial surrender. If you do not so specify, we will deduct the amount of the partial surrender first from the Subaccounts (excluding the GIS Subaccount(s) if Guaranteed Income
Advantage is elected at the time of application) on a pro rata basis in proportion to your assets allocated to the Separate Account. If you elect the
Payment Optimizer Plus or one of the Guaranteed Minimum Withdrawal Benefit for
Life Riders and take a partial surrender, we will rebalance Contract Value to the Subaccounts in accordance with the allocation of Contract Value in effect prior to the partial surrender, unless you instruct us otherwise. If, after a partial surrender and such instructions, your Contract Value is not allocated in accordance with the prescribed Investment Strategy, the benefit you receive under the rider may be reduced. Contract owners that own Lifetime Income Plus
2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. We will deduct any remaining amount from the
Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including any interest credited to such amounts) which have been in the Guarantee Account for the longest period of time. If Guaranteed Income
Advantage is elected at the time of application, partial surrenders will then be deducted from the GIS Subaccount(s) from the segment that has been in effect for the shortest period of time.

A Portfolio may impose a redemption charge. The charge is retained by or paid to the Portfolio. The charge is not retained by or paid to us. The redemption charge may affect the number and/or value of Accumulation Units withdrawn from the Subaccount that invests in that Portfolio and may affect Contract Value.
When taking a partial surrender, any applicable

                                      59

surrender charges and/or applicable premium tax will be taken from the amount surrendered, unless otherwise requested.

We will delay making a payment if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) on nationally recognized holidays, trading is restricted by the New York
       Stock Exchange;

   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

   (4) the SEC by order permits postponement of payment to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New
York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, partial surrenders from the Subaccounts may further reduce or restrict the amount that may be allocated to the Guarantee Account (see the "Guarantee
Account" provision of this prospectus).

Please remember that partial surrenders (including partial withdrawals taken pursuant to the terms of Lifetime Income Plus, Lifetime Income Plus 2007,
Lifetime Income Plus 2008 or Lifetime Income Plus Solution) will reduce your death benefit by the proportion that the partial surrender (including any applicable surrender charge and applicable premium tax) reduces your Contract
Value. See the "Death of Owner and/or Annuitant" provision of this prospectus.

Partial surrenders and surrenders may also be subject to income tax and, if taken prior to age 59 1/2, an additional 10% penalty tax. See the "Tax Matters"
provision of this prospectus.

Restrictions on Distributions from Certain Contracts

Under Code Section 403(b) tax sheltered annuities, distributions of (1) salary reduction contributions made in years beginning after December 31, 1988;
(2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age
59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. For contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer's Section 403(b) plan.

If your contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the contract, and transactions under the contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

Section 830.105 of the Texas Government Code permits participants in the Texas
Optional Retirement Program to surrender their interest in a variable annuity contract issued under the Texas Optional Retirement Program only upon:

   (1) termination of employment in the Texas public institutions of higher education;

   (2) retirement;

   (3) death; or

   (4) the participant's attainment of age 70 1/2.

If your contract is issued to a Texas Optional Retirement Program, you must furnish us proof that one of these four events has occurred before we distribute any amounts from your contract.

Systematic Withdrawal Program

The Systematic Withdrawal program allows you to take Systematic Withdrawals of a specified amount (in equal installments of at least $100) on a monthly, quarterly, semi-annual or annual basis. Your payments can begin at any time after 30 days from the date your contract is issued (unless we allow an earlier date). To participate in the program, your Contract Value initially must be at least $10,000 and you must submit a completed Systematic Withdrawal form to our
Home Office. You can obtain the form from an authorized sales representative or our Home Office.

Your Systematic Withdrawals in a contract year may not exceed the amount which is not subject to a surrender charge. See the "Surrender Charge" provision of this prospectus. We will deduct the Systematic Withdrawal amounts first from any gain in the contract and then from premiums paid. You may provide specific instructions as to which Subaccounts (excluding the GIS Subaccount(s) if
Guaranteed Income Advantage is elected

                                      60

at the time of application) and/or interest rate guarantee periods from which we are to take Systematic Withdrawals. If you have not provided specific instructions, or if your specific instructions cannot be carried out, we will process the withdrawals by cancelling Accumulation Units on a pro-rata basis from all of the Subaccounts (excluding the GIS Subaccount(s) of Guaranteed
Income Advantage is elected at the time of application) in which you have an interest. To the extent that your assets in the Separate Account are not sufficient to accomplish this withdrawal, we will take the remaining amount of the withdrawal from any assets you have in the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including any interest credited to such amounts) that have been in the Guarantee Account for the longest period of time. If Guaranteed Income Advantage is elected at the time of application, any remaining amounts will be taken from the GIS Subaccount(s)
from the segment that has been in effect for the shortest period of time.

After your Systematic Withdrawals begin, you may change the frequency and/or amount of your payments, subject to the following:

  .  you may request only one such change in a calendar quarter; and

  .  if you did not elect the maximum amount you could withdraw under this program at the time you elected the current series of Systematic
     Withdrawals, then you may increase the remaining payments up to the maximum amount.

A Systematic Withdrawal program will terminate automatically when a Systematic
Withdrawal would cause the remaining Contract Value to be less than $1,000. If a Systematic Withdrawal would cause the Contract Value to be less than $1,000, then we will not process that Systematic Withdrawal transaction. If any of your
Systematic Withdrawals would be or become less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. You may discontinue Systematic Withdrawals at any time by notifying us in writing at our Home Office or by telephone. You may request that we pay any remaining payments in a lump sum. See the "Requesting
Payments" provision of this prospectus.

Each Systematic Withdrawal is subject to Federal income taxes on any portion considered gain for tax purposes. In addition, you may be assessed a 10% IRS penalty tax on Systematic Withdrawals if you are under age 59 1/2 at the time of the withdrawal.

Both partial surrenders at your specific request and partial surrenders under a
Systematic Withdrawal program will count toward the limit of the free amount that you may surrender in any contract year under the free withdrawal privilege. See the "Surrender Charge" provision of this prospectus. Partial surrenders under a Systematic Withdrawal program may also reduce your death benefit. See the "Death of Owner and/or Annuitant" provision of this prospectus. Your Systematic Withdrawal amount could be affected if you take an additional partial surrender.

For contracts issued on or after September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, taking
Systematic Withdrawals from the Subaccounts may further reduce or restrict the amount that may be allocated to the Guarantee Account. See the "Guarantee
Account" provision of this prospectus.

If you elect Lifetime Income Plus, Lifetime Income Plus 2007 or Lifetime Income
Plus 2008, surrenders and partial surrenders under a Systematic Withdrawal program may reduce the amount of the guaranteed minimum withdrawal benefit you are eligible to receive under the terms of the rider. See the "Guaranteed
Minimum Withdrawal Benefit for Life Riders" provision below.

There is no charge for participation in the Systematic Withdrawal program, however, we reserve the right to prohibit participation in Systematic
Withdrawal and Dollar Cost Averaging programs at the same time. We also reserve the right to discontinue and/or modify the Systematic Withdrawal program upon
30 days written notice to owners.

Guaranteed Minimum Withdrawal Benefit for Life Riders

We designed the Guaranteed Minimum Withdrawal Benefit for Life Riders to
protect you from outliving your Contract Value by providing for a guaranteed minimum withdrawal benefit that is not affected by the market performance of the Subaccounts in which your assets are allocated. Prior to the Maturity Date, if you meet the conditions of the respective rider, as discussed more fully below, you will be eligible to make these guaranteed withdrawals for the life of your contract. These Guaranteed Minimum Withdrawal Benefit for Life Riders
are discussed in separate sections below.

Because this contract is no longer offered and sold, none of the Guaranteed
Minimum Withdrawal Benefit Rider Options are available to purchase under the contract.

Lifetime Income Plus Solution

Lifetime Income Plus Solution provides guaranteed withdrawals for the life of the Annuitant(s), with upside

                                      61

potential, provided you meet certain conditions. First, you must allocate all premium payments and Contract Value to the prescribed Investment Strategy. You must also limit total Gross Withdrawals in each Benefit Year to an amount no greater than the Withdrawal Limit. Then, you will be eligible to receive total
Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the last death of an Annuitant.

You may purchase Lifetime Income Plus Solution with or without the Principal
Protection Death Benefit. The Principal Protection Death Benefit is a feature available only with Lifetime Income Plus Solution. It cannot be elected separately from Lifetime Income Plus Solution. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. If you purchase
Lifetime Income Plus Solution with the Principal Protection Death Benefit, a charge will be assessed for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider.

The guaranteed minimum withdrawal benefit provided under the rider may be reduced or lost based on the withdrawals you take from the contract. For example, your guaranteed minimum withdrawal benefit will be reduced if you take excess withdrawals in a Benefit Year. See the "Impact of Withdrawals" provision below. You will also lose the guaranteed minimum withdrawal benefit if you annuitize or surrender the contract or if you elect to terminate the rider on any contract anniversary on or after the fifth contract anniversary. In addition, you will no longer receive lifetime payments of your guaranteed minimum withdrawal benefit if (i)(a) after a withdrawal, your Contract Value is less than the amount required to keep your contract in effect or (b) your
Contract Value is reduced to $100 and (ii) your Withdrawal Limit is less than
$100. Instead, you could receive, at least, a lump sum equal to the present value of future lifetime payments in the amount of the Withdrawal Limit.

The Principal Protection Death Benefit provided under the rider, if elected, will be reduced and may be lost based on withdrawals you take from the contract. You will also lose the Principal Protection Death Benefit if you annuitize or surrender the contract or if you elect to terminate the rider.

Because this contract is no longer offered and sold, Lifetime Income Plus
Solution and the Principal Protection Death Benefit are no longer available to purchase under the contract.

References to Lifetime Income Plus Solution include a rider issued with or without the Principal Protection Death Benefit, as applicable, unless stated
otherwise.

Effective May 1, 2014, you may request to terminate this rider (without terminating the contract) on any business day.

Investment Strategy for Lifetime Income Plus Solution.  In order to receive the full benefit provided by Lifetime Income Plus Solution, you must invest all premium payments and allocations in accordance with a prescribed Investment
Strategy.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an
Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.

The Investment Strategy includes Designated Subaccounts and five of the Asset
Allocation Models (Asset Allocation Models A, B, C and D and the Build Your Own
Asset Allocation Model). Under this Investment Strategy, contract owners may allocate assets to either one of the four available Asset Allocation Models or to one or more Designated Subaccounts or to the Build Your Own Asset Allocation
Model. Contract owners, however, may elect to participate in the Defined Dollar
Cost Averaging program, which permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated
Subaccount investing in the Goldman Sachs Variable Insurance Trust --
Government Money Market Fund to one of the available Investment Strategy options. The Designated Subaccount investing in the Goldman Sachs Variable
Insurance Trust -- Government Money Market Fund is only available as part of the Defined Dollar Cost Averaging program. For more information about the
Defined Dollar Cost Averaging program, the Asset Allocation Models and the
Subaccounts comprising each of the Asset Allocation Models and the Designated
Subaccounts, please see the "Defined Dollar Cost Averaging Program,"
"Subaccounts" and "Asset Allocation Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the
Designated Subaccounts or the Build Your Own Asset Allocation Model or in
accordance with the allocations that comprise the applicable Asset Allocation
Model. In addition, we will also rebalance your Contract Value on any Valuation
Day after any transaction involving a withdrawal, receipt of a premium payment or a transfer of Contract Value, unless you instruct us otherwise. If you are participating in the Defined Dollar Cost Averaging program, rebalancing will not affect the assets allocated to the Designated Subaccount investing in the
Goldman Sachs Variable Insurance

                                      62

Trust -- Government Money Market Fund. Your allocation instructions must always comply with the Investment Strategy.

Shares of a Portfolio may become unavailable under the contract for new premium payments, transfers and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment
Strategies may be modified to respond to such events by removing unavailable
Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent premium payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Assets will remain invested as allocated at the time the
Portfolio became unavailable, except in a situation where the affected
Portfolio is removed. In that case, the assets that were invested in the removed Portfolio will be invested in a new Portfolio consistent with SEC precedent (appropriate no-action relief, substitution order, etc.), unless you are invested in the Build Your Own Asset Allocation Model. If you are invested in the Build Your Own Asset Allocation Model, all of the assets you have invested in the Build Your Own Asset Allocation Model will be moved from the
Model to Asset Allocation Model C. Your assets will remain in Asset Allocation
Model C, and any subsequent premium payments or transfer requests will be applied accordingly. You will need to provide us with updated allocation instructions if you want to invest in the Build Your Own Asset Allocation Model or another available Investment Strategy option.

Periodic rebalancing to unavailable Portfolios will cease until we receive updated allocation instructions that comply with the modified Investment
Strategy.

The current Investment Strategy for Lifetime Income Plus Solution is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:

       AB Variable Products Series Fund, Inc. -- AB Balanced Wealth Strategy
       Portfolio -- Class B;

       AIM Variable Insurance Funds (Invesco Variable Insurance
       Funds) -- Invesco V.I. Conservative Balanced Fund -- Series II shares
       (formerly, Invesco Oppenheimer V.I. Conservative Balanced Fund --Series
       II Shares);

       AIM Variable Insurance Funds (Invesco Variable Insurance Funds) --
       Invesco V.I. Equity and Income Fund -- Series II shares;

       BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation
       V.I. Fund -- Class III Shares;

       Fidelity Variable Insurance Products Fund -- VIP Balanced
       Portfolio -- Service Class 2;

       Janus Aspen Series -- Janus Henderson Balanced Portfolio -- Service
       Shares;

       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service
       Class Shares; and/or

       State Street Variable Insurance Series Funds, Inc. -- Total Return
       V.I.S. Fund -- Class 3 Shares;

       OR

   (2) owners may allocate assets to Asset Allocation Model A, B, C or D;

       OR

   (3) owners may allocate assets to the Build Your Own Asset Allocation Model.

Contract owners may elect to participate in the Defined Dollar Cost Averaging program when they apply for the contract. Defined Dollar Cost Averaging permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the Goldman Sachs
Variable Insurance Trust -- Government Money Market Fund to one of the
available Investment Strategy options. The Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund is
only available as part of the Defined Dollar Cost Averaging program.

Withdrawal Limit.  The Withdrawal Limit is calculated on each Valuation Day.
The Withdrawal Limit is the benefit base multiplied by the Withdrawal Factor.
The Withdrawal Factor percentages will be provided in your contract.

The Withdrawal Factor is based on the age of the younger Annuitant. The
Withdrawal Factor will be fixed on the earlier of the Valuation Day of the first withdrawal and the Valuation Day when the Contract Value is reduced to
$100.

Benefit Base.  The benefit base is an amount used to establish the Withdrawal
Limit. The benefit base on the Contract Date is equal to the initial premium payment. On each Valuation Day, the benefit base is the greatest of the
Purchase Payment Benefit Amount, the Roll-Up Value and the Maximum Anniversary
Value. The benefit base may change as a result of a premium payment, withdrawal, or reset as described below.

Premium Payments.  Any premium payment applied to your contract will adjust your Purchase Payment Benefit Amount and Principal Protection Death Benefit (if
applicable), and may adjust your Roll-Up Value as described in the "Roll-Up
Value"

                                      63

provision below. Please note that Bonus Credits are not considered "premium payments" for purposes of the contract and this rider. Therefore any applicable
Bonus Credits will not be included as a premium payment when calculating the
Purchase Payment Benefit Amount, Roll-Up Value, Maximum Anniversary Value or
Principal Protection Death Benefit. You will have to reset your Maximum
Anniversary Value to capture the Bonus Credit or any related earnings, since the Bonus Credit and any related earnings will be reflected in the Contract
Value. You must allocate all premium payments and Contract Value to the
Investment Strategy at all times.

We reserve the right to not adjust the Purchase Payment Benefit Amount,
Principal Protection Death Benefit (if applicable), and/or the Roll-Up Value for any subsequent premium payments. Please see the "Important Note" provision below.

Purchase Payment Benefit Amount.  The Purchase Payment Benefit Amount will equal your premium payments unless adjusted as described in this provision.

If no withdrawals are taken prior to the later of the tenth anniversary of the
Contract Date and the date the older Annuitant turns age 65, your Purchase
Payment Benefit Amount will equal the sum of (a) plus (b), where:

   (a) is 200% of premium payments made in the first contract year; and

   (b) is premium payments received after the first contract year.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals within that Benefit Year is in excess of the
Withdrawal Limit, your Purchase Payments Benefit Amount will be reduced on a pro-rata basis by the excess amount as described in the "Impact of Withdrawals"
provision below.

Roll-Up Value.  Your Roll-Up Value on the Contract Date is equal to the amount of your initial premium payment. We will increase your Roll-Up Value on each day. The new Roll-Up Value is equal to the sum of (a) and (b), multiplied by
(c), where:

   (a) is the Roll-Up Value on the prior day;

   (b) is any premium payment(s) made on the prior Valuation Day; and

   (c) is the daily roll-up factor, as shown in your contract.

On each contract anniversary, if the Maximum Anniversary Value is greater than the current Roll-Up Value, the Roll-Up Value will be increased to the Maximum
Anniversary Value. If this day is not a Valuation Day, this adjustment will occur on the next Valuation Day. The Roll-Up Value will continue to increase until the date of the first withdrawal or the later of the tenth anniversary of the Contract Date and the date the older Annuitant turns age 65. The Roll-Up
Value will not increase after this date.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals within that Benefit Year is in excess of the
Withdrawal Limit, your Roll-Up Value will be reduced on a pro-rata basis by the excess amount as described in the "Impact of Withdrawals" provision below. The
Roll-Up Value will not increase after this date.

Maximum Anniversary Value and Reset.  The Maximum Anniversary Value on the
Contract Date is equal to the initial premium payment. On each contract anniversary, if the Contract Value is greater than the current Maximum
Anniversary Value, the Maximum Anniversary Value will be increased to the
Contract Value. If this day is not a Valuation Day, this reset will occur on the next Valuation Day.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals within that Benefit Year is in excess of the
Withdrawal Limit, your Maximum Anniversary Value will be reduced on a pro-rata basis by the excess amount as described in the "Impact of Withdrawals"
provision below.

On the Valuation Day we reset your Maximum Anniversary Value, we will reset the
Investment Strategy to the current Investment Strategy and reset the charges for this rider. Effective on and after December 3, 2012, the charge for
Lifetime Income Plus Solution increased, on an annual basis, to 1.25% upon reset of the Maximum Anniversary Value. The rider charge increase applies to both single and joint annuitant contracts regardless of the date the contract was issued. If you are potentially impacted, you will receive written notice in advance of your contract anniversary informing you of your options as well as a discussion of certain circumstances in which a reset would not be in your best interest. If your rider is scheduled to automatically reset, you will have the opportunity to opt-out of the automatic reset and resulting rider charge increase. If you have to request a manual reset, you will have the opportunity to reset and, if you reset, incur the higher rider charge. We reserve the right to discontinue sending written notice of the potential impact of a reset after we send you the first notice.

As noted, if there is an automatic reset, your Maximum Anniversary Value will be increased to your Contract Value. However, the Maximum Anniversary Value is
just one element used to determine your Benefit Base which is in turn used to calculate your Withdrawal Limit. The Benefit Base is the

                                      64

greatest of the Maximum Anniversary Value, Purchase Payment Benefit Amount and
the Roll-Up Value. If your Maximum Anniversary Value resets but your Roll-Up
Value or Purchase Payment Benefit Amount is higher than your Maximum
Anniversary Value on the date of reset, the Roll-Up Value or Purchase Payment
Benefit Amount will be used to determine your Benefit Base, but you will be assessed a rider charge of 1.25% because of the reset of the Maximum
Anniversary Value. In this circumstance, if your rider fee was less than 1.25%
before the reset, you will pay a higher rider fee for a benefit that you would have received even without the reset.

For Lifetime Income Plus Solution without the Principal Protection Death
Benefit, the new charges, which may be higher than your previous charges, will never exceed 2.00% of the benefit base. For Lifetime Income Plus Solution with the Principal Protection Death Benefit, the new charges, which may be higher than your previous charges, will never exceed 2.00% of the benefit base plus
0.50% of the value of the Principal Protection Death Benefit. Resets will occur automatically unless such automatic resets are or have been terminated.

Any change to the charges or to the required Investment Strategy for this rider will be communicated to you in writing prior to the contract anniversary date.
Upon reset, these changes will apply. The reset provision is not available on or after the latest permitted Maturity Date.

Automatic resets will continue until and unless:

   (a) the owner (or owners) submits a written request to our Home Office to terminate automatic resets (such a request must be received at least 15 days prior to the contract anniversary date);

   (b) the Investment Strategy changes, allocations are affected, and we do not receive confirmation of new allocations from you at our Home Office;

   (c) income payments begin via annuitization; or

   (d) ownership of the contract changes.

If automatic resets have terminated, you may later reinstate automatic resets for any future contract anniversary by submitting a written request to do so;
provided you are following the Investment Strategy and income payments have not begun.

Please note that an automatic reset will occur on a contract anniversary if
Contract Value is even nominally higher than the Maximum Anniversary Value
(e.g., as little as $1.00 or even $0.01 higher) and, therefore, an automatic reset may not be in your best interest because: (i) the charges for this rider may be higher than your previous charges and (ii) the Investment Strategy will be reset to the current Investment Strategy (the Investment Strategy offered on the reset date). Please carefully consider the impact of automatic resets when you elect Lifetime Income Plus Solution and while the rider is in effect. As indicated above, you may terminate the automatic reset feature of the rider at any time by submitting a written request to us at our Home Office at least 15 days prior to the contract anniversary date.

Important Note.  We reserve the right to not adjust the Purchase Payment
Benefit Amount, Principal Protection Death Benefit (if applicable), and/or
Roll-Up Value for any subsequent premium payments received. As a result, it is possible that you would not be able to make subsequent premium payments after the initial premium payment to take advantage of the benefits provided by
Lifetime Income Plus Solution that would be associated with such additional premium payments. Before making premium payments that do not increase the
Purchase Payment Benefit Amount, Principal Protection Death Benefit (if
applicable) or Roll-Up Value, you should consider that: (i) the guaranteed amounts provided by the Purchase Payment Benefit Amount, Principal Protection
Death Benefit (if applicable) and Roll-Up Value will not include such premium payments or Bonus Credits; and (ii) this rider may not make sense for you if you intend to make subsequent premium payments that will not increase the
Purchase Payment Benefit Amount, Principal Protection Death Benefit (if
applicable) and Roll-Up Value.

Impact of Withdrawals.  If a Gross Withdrawal plus all prior Gross Withdrawals within a Benefit Year is in excess of the Withdrawal Limit, your Purchase
Payment Benefit Amount, Principal Protection Death Benefit (if applicable),
Roll-Up Value, and Maximum Anniversary Value will be recalculated to reflect a pro-rata reduction for each dollar that is in excess of your Withdrawal Limit.
Your new Purchase Payment Benefit Amount, Principal Protection Death Benefit
(if applicable), Roll-Up Value and Maximum Anniversary Value after such a withdrawal will be calculated by multiplying each of (a) by (b), divided by
(c), where:

   (a) is the Purchase Payment Benefit Amount, Principal Protection Death
       Benefit (if applicable), Roll-Up Value and Maximum Anniversary Value before the Gross Withdrawal;

   (b) is the Contract Value after the Gross Withdrawal; and

   (c) is the Contract Value before the Gross Withdrawal reduced by any remaining Withdrawal Limit.

For purposes of (c) above, "any remaining Withdrawal Limit" is the Gross
Withdrawal that could have been taken without exceeding the Withdrawal Limit.

                                      65

When requesting an excess withdrawal, we will attempt to contact you or your representative to confirm that you understand the implications of the excess withdrawal and would like to proceed with the request.

If the total Gross Withdrawals in a Benefit Year are less than or equal to the
Withdrawal Limit, we will waive any surrender charge on the Gross Withdrawal.

The Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements based on life expectancy under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value for the calendar year ending within the Benefit Year.

You should carefully manage withdrawals because excess withdrawals will have adverse consequences on the benefits provided under Lifetime Income Plus
Solution, particularly in down markets. Over the period of time during which you take withdrawals, there is the risk that you may need funds in excess of the Withdrawal Limit and, if you do not have other sources of income available, you may need to take (excess) withdrawals that will reduce your Purchase
Payment Benefit Amount, Principal Protection Death Benefit (if applicable),
Maximum Anniversary Value and Roll-Up Value (and, consequently, your Withdrawal
Limit).

You also should carefully consider when to begin taking withdrawals if you elected Lifetime Income Plus Solution. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy)
and you may be paying for a benefit you are not using.

Your Contract Value after taking a withdrawal may be less than the amount required to keep your contract in effect. In this event, or if your Contract
Value is reduced to $100, the following will occur:

  .  If the Withdrawal Limit is less than $100, we will pay you the greatest of the following:

     (a) the Contract Value;

     (b) a lump sum equal to the present value of future lifetime payments in the amount of the Withdrawal Limit calculated using the 2000 Annuity
         Mortality Table and an interest rate of 3%; and

     (c) the Principal Protection Death Benefit (if applicable).

  .  If the Withdrawal Limit is greater than or equal to $100, we will begin income payments. We will make payments of a fixed amount for the life of the Annuitant or, if there are Joint Annuitants, the last surviving
     Annuitant. The fixed amount payable annually will equal the most recently calculated Withdrawal Limit. We will make payments monthly or on another periodic basis agreed by us. If the monthly amount is less than $100, we will reduce the frequency so that the payment will be at least $100. The
     Principal Protection Death Benefit (if applicable) will continue under this provision. The Principal Protection Death Benefit will be reduced by each payment. The Principal Protection Death Benefit, if any, will be payable on the death of the last surviving Annuitant.

Principal Protection Death Benefit.  You may purchase Lifetime Income Plus
Solution with the Principal Protection Death Benefit. The Principal Protection
Death Benefit is a feature available only with Lifetime Income Plus Solution.
It cannot be elected separately from Lifetime Income Plus Solution.

The Principal Protection Death Benefit is used to determine the death benefit, if any, payable under the contract and rider as described in the "Death
Provisions" section below. The Principal Protection Death Benefit on the
Contract Date is equal to the initial premium payment. Premium payments in a
Benefit Year increase the Principal Protection Death Benefit. The Principal
Protection Death Benefit, if any, will be payable on the death of the last surviving Annuitant.

Gross Withdrawals in a Benefit Year decrease the Principal Protection Death
Benefit. If a Gross Withdrawal plus all prior Gross Withdrawals within a
Benefit Year is less than or equal to the Withdrawal Limit, the Principal
Protection Death Benefit will be reduced by the Gross Withdrawal. If a Gross
Withdrawal plus all prior Gross Withdrawals within a Benefit Year is in excess of the Withdrawal Limit, your Principal Protection Death Benefit will be reduced on a pro-rata basis for each dollar that is in excess of your
Withdrawal Limit, as described in the "Impact of Withdrawals" provision above.

At the death of the last surviving Annuitant, a death benefit may be payable under this contract and rider. The amount of any death benefit payable will be the greatest of (a), (b) and (c), where:

   (a) is the death benefit as calculated under the base contract;

                                      66

   (b) is the Principal Protection Death Benefit (if applicable); and

   (c) is any amount payable by any other optional death benefit rider (if applicable).

Death Provisions.  At the death of any Annuitant, a death benefit may be payable under the contract. The death benefit payable, if any, will be paid according to the distribution rules under the contract.

If the designated beneficiary is a surviving spouse who is not an Annuitant, whose age is 45 through 85, and who elects to continue the contract as the new owner, this rider will continue. The Purchase Payment Benefit Amount, Principal
Protection Death Benefit (if applicable), Roll-Up Value and Maximum Anniversary
Value for the new owner will be the death benefit determined as of the first
Valuation Day we receive at our Home Office due proof of death and all required forms. The Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

If the designated beneficiary is a surviving spouse who is an Annuitant and who elects to continue the contract as the owner, this rider will continue. The
Purchase Payment Benefit Amount, Principal Protection Death Benefit (if
applicable), Roll-Up Value and Maximum Anniversary Value will be the same as it was under the contract for the deceased owner. If no withdrawals were taken prior to the first Valuation Day we receive due proof of death and all required forms at our Home Office, the Withdrawal Factor for the surviving spouse will be established based on the age of the surviving spouse on the date of the first Gross Withdrawal for the surviving spouse. Otherwise, the Withdrawal
Factor will continue as it was under the contract for the deceased owner.

If the surviving spouse cannot continue the rider, the rider and the rider charges will terminate. The charges for this rider will be calculated, pro rata, and deducted.

Proceeds that were transferred to the Goldman Sachs Variable Insurance
Trust -- Government Money Market Fund upon the death of the owner will be reallocated to the Investment Strategy and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

Considerations.  While the rider is designed to provide life-time withdrawal benefits, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.

Rider Charge.  We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the Contract Value.
Please note that, if your benefit base increases, the amount deducted from your
Contract Value will increase.

If you purchase Lifetime Income Plus Solution with the Principal Protection
Death Benefit, a charge will be assessed for the Principal Protection Death
Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal
Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. Please note that, if the value of the Principal Protection Death Benefit increases through additional premium payments, the amount deducted from your Contract Value will increase. The charge for the Principal Protection Death Benefit is higher if any annuitant is age 71 or older at the time of application.

If you reset your benefits under the rider, we will reset the charges for the rider, which may be higher than your previous charges.

For contracts issued with Lifetime Income Plus Solution on or after January 5,
2009 and that have reset their Maximum Anniversary Value on or after December
3, 2012, we currently assess the following charges for the rider, calculated and deducted as described above:

Lifetime Income Plus Solution without the Principal Protection Death Benefit
                                 Single or Joint Annuitant Contract         1.25% of benefit base
---------------------------------------------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit -- Annuitant
 Age 45-70
                                 Single or Joint Annuitant Contract         1.25% of benefit base plus
                                                                            0.20% of value of Principal
                                                                            Protection Death Benefit
---------------------------------------------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit -- Annuitant
 Age 71-85
                                 Single or Joint Annuitant Contract         1.25% of benefit base plus
                                                                            0.50% of value of Principal
                                                                            Protection Death Benefit
---------------------------------------------------------------------------------------------------------------

For contracts issued with Lifetime Income Plus Solution on or after January 5,
2009 and that have not reset their Maximum Anniversary Value on or after
December 3, 2012, we currently assess the following charges for the rider, calculated and deducted as described above:

Lifetime Income Plus Solution without the Principal Protection Death Benefit
          Single or Joint Annuitant Contract       0.95% of benefit base
-----------------------------------------------------------------------------

                                      67

Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 45-70
     Single or Joint Annuitant Contract  0.95% of benefit base plus
                                         0.20% of value of Principal
                                         Protection Death Benefit
---------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 71-85
     Single or Joint Annuitant Contract  0.95% of benefit base plus
                                         0.50% of value of Principal
                                         Protection Death Benefit
---------------------------------------------------------------------

For contracts issued with Lifetime Income Plus Solution before January 5, 2009 and that have reset their Maximum Anniversary Value on or after December 3,
2012, we currently assess the following charges for the rider, calculated and deducted as described above:

Lifetime Income Plus Solution without the Principal Protection Death
 Benefit
     Single or Joint Annuitant Contract  1.25% of benefit base
---------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 45-70
     Single or Joint Annuitant Contract  1.25% of benefit base plus
                                         0.15% of value of Principal
                                         Protection Death Benefit
---------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 71-85
     Single or Joint Annuitant Contract  1.25% of benefit base plus
                                         0.40% of value of Principal
                                         Protection Death Benefit
---------------------------------------------------------------------

For contracts issued with Lifetime Income Plus Solution before January 5, 2009 and that have not reset their Maximum Anniversary Value on or after December 3,
2012, we currently assess the following charges for the rider, calculated and deducted as described above:

Lifetime Income Plus Solution without the Principal Protection Death
 Benefit

   Single or Joint Annuitant Contract         0.85% of benefit base
------------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 45-70

   Single or Joint Annuitant Contract         0.85% of benefit base plus
                                              0.15% of value of Principal
                                              Protection Death Benefit
------------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 71-85

   Single or Joint Annuitant Contract         0.85% of benefit base plus
                                              0.40% of value of Principal
                                              Protection Death Benefit
------------------------------------------------------------------------------

The charges for Lifetime Income Plus Solution without the Principal Protection
Death Benefit will never exceed 2.00% of benefit base. The charges for Lifetime
Income Plus Solution with the Principal Protection Death Benefit will never exceed 2.00% of benefit base plus 0.50% of the value of the Principal
Protection Death Benefit.

On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted.

Please note that you will begin paying the rider charge (including the applicable charge associated with the Principal Protection Death Benefit if you have elected that option) as of the date the rider takes effect, even if you do not begin taking withdrawals under the rider for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider; nor will we refund charges if the Principal Protection Death Benefit feature under a contract does not pay out.

When the Rider is Effective

If available, Lifetime Income Plus Solution and the Principal Protection Death
Benefit must be elected at application. The rider will remain in effect while the contract is in force and before the Maturity Date. Effective May 1, 2014, you may request to terminate this rider (without terminating the contract) on any business day. The rider will terminate on the first day of the next quarter as measured from the contract anniversary (i.e., not a calendar quarter). Rider charges will continue from the date of the request to terminate until the date of termination. On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted. We are waiving the provision in the rider that limits the ability to terminate the rider to any contract anniversary on or after the fifth contract anniversary.
Otherwise this rider and the corresponding charges will terminate on the
Maturity Date. Please note that, upon termination of this rider, you will lose all of the benefits for which you are eligible under the rider, including any guaranteed minimum withdrawal benefits provided by the rider.

At any time before the Maturity Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus Solution. This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.

Change of Ownership

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

                                      68

General Provisions

For purposes of this rider:

  .  A non-natural entity owner must name an Annuitant and may name the
     Annuitant's spouse as a Joint Annuitant.

  .  An individual owner must also be an Annuitant and may name his or her spouse as a Joint Annuitant at issue.

  .  A joint owner must be the owner's spouse.

  .  If you marry after issue, you may add your spouse as a joint owner and
     Joint Annuitant or as a Joint Annuitant only, subject to our approval.

  .  Under federal tax law, all contract provisions relating to spousal continuation are available only to a person who meets the definition of
     "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.

     Civil union partners are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a civil union partner will have to take required distributions upon the death of the other joint owner/Joint
     Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

                                      69

Examples

The following examples show how Lifetime Income Plus Solution works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract. The examples assume current rider charges for all periods shown. If an owner resets the benefits under the rider, we reset the charges for the rider, which may be higher than the previous charges. Higher rider charges would produce lower values in the examples.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with
       $100,000 and elects Lifetime Income Plus Solution without the Principal
       Protection Death Benefit;

   (2) the owner makes no additional premium payments;

   (3) the owner is age 55 at issue, waits until after reaching age 65 before taking a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65 and the Purchase Payment
       Benefit Amount after the owner turns age 65 equals $200,000 (200% of premium payments made in the first contract year);

   (5) the contract earns a net return of -2% before rider charges are deducted; and

   (6) the owner dies upon reaching age 90.

                                                            Purchase
                                          Contract Value -   Payment     Maximum
                              Withdrawals  End of Year -     Benefit   Anniversary   Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider     Amount -     Value -     Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------------------
    55          $105,000        $     0       $101,613      $100,000    $100,000    $106,000      $106,000     $101,613
    56           101,613              0         98,217       100,000     101,613     112,360       112,360      100,000
    57            98,217              0         94,806       100,000     101,613     119,102       119,102      100,000
    58            94,806              0         91,378       100,000     101,613     126,248       126,248      100,000
    59            91,378              0         87,925       100,000     101,613     133,823       133,823      100,000
    60            87,925              0         84,445       100,000     101,613     141,852       141,852      100,000
    61            84,445              0         80,930       100,000     101,613     150,363       150,363      100,000
    62            80,930              0         77,377       100,000     101,613     159,385       159,385      100,000
    63            77,377              0         73,778       100,000     101,613     168,948       168,948      100,000
    64            73,778              0         70,128       100,000     101,613     179,085       179,085      100,000
    65            70,128         11,000         55,389       200,000     101,613     189,830       200,000       83,431
    66            55,389         11,000         40,800       200,000     101,613     189,830       200,000       65,714
    67            40,800         11,000         26,503       200,000     101,613     189,830       200,000       46,440
    68            26,503         11,000         12,492       200,000     101,613     189,830       200,000       24,695
    69            12,492         11,000              0       200,000     101,613     189,830       200,000            0
    70                 0         11,000              0       200,000     101,613     189,830       200,000            0
    71                 0         11,000              0       200,000     101,613     189,830       200,000            0
    72                 0         11,000              0       200,000     101,613     189,830       200,000            0
    73                 0         11,000              0       200,000     101,613     189,830       200,000            0
    74                 0         11,000              0       200,000     101,613     189,830       200,000            0
    75                 0         11,000              0       200,000     101,613     189,830       200,000            0
    76                 0         11,000              0       200,000     101,613     189,830       200,000            0
    77                 0         11,000              0       200,000     101,613     189,830       200,000            0
    78                 0         11,000              0       200,000     101,613     189,830       200,000            0
    79                 0         11,000              0       200,000     101,613     189,830       200,000            0
    80                 0         11,000              0       200,000     101,613     189,830       200,000            0
    81                 0         11,000              0       200,000     101,613     189,830       200,000            0
    82                 0         11,000              0       200,000     101,613     189,830       200,000            0
    83                 0         11,000              0       200,000     101,613     189,830       200,000            0
    84                 0         11,000              0       200,000     101,613     189,830       200,000            0
    85                 0         11,000              0       200,000     101,613     189,830       200,000            0
    86                 0         11,000              0       200,000     101,613     189,830       200,000            0
    87                 0         11,000              0       200,000     101,613     189,830       200,000            0
    88                 0         11,000              0       200,000     101,613     189,830       200,000            0
    89                 0         11,000              0       200,000     101,613     189,830       200,000            0
    90                 0         11,000              0       200,000     101,613     189,830       200,000            0
-------------------------------------------------------------------------------------------------------------------------

                                      70

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with
       $100,000 and elects Lifetime Income Plus Solution with the Principal
       Protection Death Benefit;

   (2) the owner makes no additional premium payments;

   (3) the owner is age 55 at issue, waits until after reaching age 65 before taking a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65 and the Purchase Payment
       Benefit Amount after the owner turns age 65 equals $200,000 (200% of premium payments made in the first contract year);

   (5) the contract earns a net return of -2% before rider charges are deducted; and

   (6) the owner dies upon reaching age 90.

                                                            Purchase
                                          Contract Value -   Payment     Maximum
                              Withdrawals  End of Year -     Benefit   Anniversary   Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider     Amount -     Value -     Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------------------
    55          $105,000        $     0       $101,415      $100,000    $100,000    $106,000      $106,000     $101,415
    56           101,415              0         97,824       100,000     101,415     112,360       112,360      100,000
    57            97,824              0         94,223       100,000     101,415     119,102       119,102      100,000
    58            94,223              0         90,607       100,000     101,415     126,248       126,248      100,000
    59            90,607              0         86,972       100,000     101,415     133,823       133,823      100,000
    60            86,972              0         83,312       100,000     101,415     141,852       141,852      100,000
    61            83,312              0         79,622       100,000     101,415     150,363       150,363      100,000
    62            79,622              0         75,896       100,000     101,415     159,385       159,385      100,000
    63            75,896              0         72,128       100,000     101,415     168,948       168,948      100,000
    64            72,128              0         68,313       100,000     101,415     179,085       179,085      100,000
    65            68,313         11,000         53,412       200,000     101,415     189,830       200,000       89,000
    66            53,412         11,000         38,686       200,000     101,415     189,830       200,000       78,000
    67            38,686         11,000         24,276       200,000     101,415     189,830       200,000       67,000
    68            24,276         11,000         10,176       200,000     101,415     189,830       200,000       56,000
    69            10,176         11,000              0       200,000     101,415     189,830       200,000       45,000
    70                 0         11,000              0       200,000     101,415     189,830       200,000       34,000
    71                 0         11,000              0       200,000     101,415     189,830       200,000       23,000
    72                 0         11,000              0       200,000     101,415     189,830       200,000       12,000
    73                 0         11,000              0       200,000     101,415     189,830       200,000        1,000
    74                 0         11,000              0       200,000     101,415     189,830       200,000            0
    75                 0         11,000              0       200,000     101,415     189,830       200,000            0
    76                 0         11,000              0       200,000     101,415     189,830       200,000            0
    77                 0         11,000              0       200,000     101,415     189,830       200,000            0
    78                 0         11,000              0       200,000     101,415     189,830       200,000            0
    79                 0         11,000              0       200,000     101,415     189,830       200,000            0
    80                 0         11,000              0       200,000     101,415     189,830       200,000            0
    81                 0         11,000              0       200,000     101,415     189,830       200,000            0
    82                 0         11,000              0       200,000     101,415     189,830       200,000            0
    83                 0         11,000              0       200,000     101,415     189,830       200,000            0
    84                 0         11,000              0       200,000     101,415     189,830       200,000            0
    85                 0         11,000              0       200,000     101,415     189,830       200,000            0
    86                 0         11,000              0       200,000     101,415     189,830       200,000            0
    87                 0         11,000              0       200,000     101,415     189,830       200,000            0
    88                 0         11,000              0       200,000     101,415     189,830       200,000            0
    89                 0         11,000              0       200,000     101,415     189,830       200,000            0
    90                 0         11,000              0       200,000     101,415     189,830       200,000            0
-------------------------------------------------------------------------------------------------------------------------

                                      71

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with
       $100,000 and elects Lifetime Income Plus Solution without the Principal
       Protection Death Benefit;

   (2) the owner makes no additional premium payments;

   (3) the owner is age 52 at issue, waits until after reaching age 65 before taking a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65 and the Purchase Payment
       Benefit Amount after the owner turns age 65 equals $200,000 (200% of premium payments made in the first contract year);

   (5) at age 70, the owner takes an excess withdrawal of $10,000;

   (6) the contract earns a net return of 8% before rider charges are deducted;
       and

   (7) the owner dies upon reaching age 90.

                                                            Purchase
                                          Contract Value -   Payment     Maximum
                              Withdrawals  End of Year -     Benefit   Anniversary   Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider     Amount -     Value -     Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------------------
    52          $105,000        $     0       $112,066      $100,000    $100,000    $106,000      $106,000     $112,066
    53           112,066              0        119,536       100,000     112,066     118,790       118,790      119,536
    54           119,536              0        127,503       100,000     119,536     126,708       126,708      127,503
    55           127,503              0        136,002       100,000     127,503     135,154       135,154      136,002
    56           136,002              0        145,068       100,000     136,002     144,163       144,163      145,068
    57           145,068              0        154,738       100,000     145,068     153,772       153,772      154,738
    58           154,738              0        165,052       100,000     154,738     164,022       164,022      165,052
    59           165,052              0        176,054       100,000     165,052     174,955       174,955      176,054
    60           176,054              0        187,789       100,000     176,054     186,617       186,617      187,789
    61           187,789              0        200,306       100,000     187,789     199,056       199,056      200,306
    62           200,306              0        213,658       100,000     200,306     212,324       212,324      213,658
    63           213,658              0        227,900       100,000     213,658     226,477       226,477      227,900
    64           227,900              0        243,091       100,000     227,900     241,574       241,574      243,091
    65           243,091         14,172        245,122       200,000     243,091     257,676       257,676      245,122
    66           245,122         14,172        247,244       200,000     245,122     257,676       257,676      247,244
    67           247,244         14,172        249,535       200,000     247,244     257,676       257,676      249,535
    68           249,535         14,172        252,009       200,000     249,535     257,676       257,676      252,009
    69           252,009         14,172        254,682       200,000     252,009     257,676       257,676      254,682
    70           254,682         24,172        247,568       200,000     254,682     257,676       257,676      247,568
    71           247,568         13,622        250,565       192,235     244,794     247,672       247,672      250,565
    72           250,565         13,781        256,829       192,235     250,565     247,672       250,565      256,829
    73           256,829         14,126        263,249       192,235     256,829     247,672       256,829      263,249
    74           263,249         14,479        269,831       192,235     263,249     247,672       263,249      269,831
    75           269,831         14,841        276,576       192,235     269,831     247,672       269,831      276,576
    76           276,576         15,212        283,491       192,235     276,576     247,672       276,576      283,491
    77           283,491         15,592        290,578       192,235     283,491     247,672       283,491      290,578
    78           290,578         15,982        297,842       192,235     290,578     247,672       290,578      297,842
    79           297,842         16,381        305,289       192,235     297,842     247,672       297,842      305,289
    80           305,289         16,791        312,921       192,235     305,289     247,672       305,289      312,921
    81           312,921         17,211        320,744       192,235     312,921     247,672       312,921      320,744
    82           320,744         17,641        328,762       192,235     320,744     247,672       320,744      328,762
    83           328,762         18,082        336,981       192,235     328,762     247,672       328,762      336,981
    84           336,981         18,534        345,406       192,235     336,981     247,672       336,981      345,406
    85           345,406         18,997        354,041       192,235     345,406     247,672       345,406      354,041
    86           354,041         19,472        362,892       192,235     354,041     247,672       354,041      362,892
    87           362,892         19,959        371,964       192,235     362,892     247,672       362,892      371,964
    88           371,964         20,458        381,264       192,235     371,964     247,672       371,964      381,264
    89           381,264         20,969        390,795       192,235     381,264     247,672       381,264      390,795
    90           390,795         21,494        400,565       192,235     390,795     247,672       390,795      400,565
-------------------------------------------------------------------------------------------------------------------------

                                      72

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with
       $100,000 and elects Lifetime Income Plus Solution without the Principal
       Protection Death Benefit;

   (2) the owner makes no additional premium payments;

   (3) the owner is age 72 at issue, waits ten years before taking a withdrawal, and has a Withdrawal Factor of 7%;

   (4) the Roll-Up Value increases for ten years and the Purchase Payment
       Benefit Amount at the end of ten years equals $200,000 (200% of premium payments made in the first contract year);

   (5) the contract earns a net return of 8% before rider charges are deducted;
       and

   (6) the owner dies upon reaching age 90.

                                                            Purchase
                                          Contract Value -   Payment     Maximum
                              Withdrawals  End of Year -     Benefit   Anniversary   Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider     Amount -     Value -     Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------------------
    72          $105,000        $     0       $112,066      $100,000    $100,000    $106,000      $106,000     $112,066
    73           112,066              0        119,536       100,000     112,066     118,790       118,790      119,536
    74           119,536              0        127,503       100,000     119,536     126,708       126,708      127,503
    75           127,503              0        136,002       100,000     127,503     135,154       135,154      136,002
    76           136,002              0        145,068       100,000     136,002     144,163       144,163      145,068
    77           145,068              0        154,738       100,000     145,068     153,772       153,772      154,738
    78           154,738              0        165,052       100,000     154,738     164,022       164,022      165,052
    79           165,052              0        176,054       100,000     165,052     174,955       174,955      176,054
    80           176,054              0        187,789       100,000     176,054     186,617       186,617      187,789
    81           187,789              0        200,306       100,000     187,789     199,056       199,056      200,306
    82           200,306         14,863        198,795       200,000     200,306     212,324       212,324      198,795
    83           198,795         14,863        197,104       200,000     200,306     212,324       212,324      197,104
    84           197,104         14,863        195,277       200,000     200,306     212,324       212,324      195,277
    85           195,277         14,863        193,304       200,000     200,306     212,324       212,324      193,304
    86           193,304         14,863        191,173       200,000     200,306     212,324       212,324      191,173
    87           191,173         14,863        188,872       200,000     200,306     212,324       212,324      188,872
    88           188,872         14,863        186,386       200,000     200,306     212,324       212,324      186,386
    89           186,386         14,863        183,702       200,000     200,306     212,324       212,324      183,702
    90           183,702         14,863        180,803       200,000     200,306     212,324       212,324      180,803
-------------------------------------------------------------------------------------------------------------------------

                                      73

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with
       $100,000 and elects Lifetime Income Plus Solution with the Principal
       Protection Death Benefit;

   (2) the owner makes no additional premium payments;

   (3) the owner is age 72 at issue, waits ten years before taking a withdrawal, and has a Withdrawal Factor of 7%;

   (4) the Roll-Up Value increases for ten years and the Purchase Payment
       Benefit Amount at the end of ten years equals $200,000 (200% of premium payments made in the first contract year);

   (5) the contract earns a net return of 8% before rider charges are deducted;
       and

   (6) the owner dies upon reaching age 90.

                                                            Purchase
                                          Contract Value -   Payment     Maximum
                              Withdrawals  End of Year -     Benefit   Anniversary   Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider     Amount -     Value -     Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------------------
    72          $105,000        $     0       $111,551      $100,000    $100,000    $106,000      $106,000     $111,551
    73           111,551              0        118,472       100,000     111,551     118,244       118,244      118,472
    74           118,472              0        125,854       100,000     118,472     125,580       125,580      125,854
    75           125,854              0        133,728       100,000     125,854     133,405       133,405      133,728
    76           133,728              0        142,127       100,000     133,728     141,752       141,752      142,127
    77           142,127              0        151,086       100,000     142,127     150,655       150,655      151,086
    78           151,086              0        160,642       100,000     151,086     160,151       160,151      160,642
    79           160,642              0        170,835       100,000     160,642     170,281       170,281      170,835
    80           170,835              0        181,708       100,000     170,835     181,086       181,086      181,708
    81           181,708              0        193,305       100,000     181,708     192,611       192,611      193,305
    82           193,305         14,343        191,332       200,000     193,305     204,904       204,904      191,332
    83           191,332         14,343        189,218       200,000     193,305     204,904       204,904      189,218
    84           189,218         14,343        187,008       200,000     193,305     204,904       204,904      187,008
    85           187,008         14,343        184,695       200,000     193,305     204,904       204,904      184,695
    86           184,695         14,343        182,271       200,000     193,305     204,904       204,904      182,271
    87           182,271         14,343        179,727       200,000     193,305     204,904       204,904      179,727
    88           179,727         14,343        177,054       200,000     193,305     204,904       204,904      177,054
    89           177,054         14,343        174,238       200,000     193,305     204,904       204,904      174,238
    90           174,238         14,343        171,197       200,000     193,305     204,904       204,904      171,197
-------------------------------------------------------------------------------------------------------------------------

                                      74

Lifetime Income Plus 2008

Lifetime Income Plus 2008 provides guaranteed withdrawals for the life of the
Annuitant(s), with upside potential, provided you meet certain conditions.
First, you must allocate all Contract Value to the prescribed Investment
Strategy. You must also limit total Gross Withdrawals in each Benefit Year to an amount no greater than the Withdrawal Limit. Then, you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal
Limit until the last death of an Annuitant.

You may purchase Lifetime Income Plus 2008 with or without the Principal
Protection Death Benefit. The Principal Protection Death Benefit is a feature available only with Lifetime Income Plus 2008. It cannot be elected separately from Lifetime Income Plus 2008. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. If you purchase Lifetime Income Plus
2008 with the Principal Protection Death Benefit, a charge will be assessed for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider.

The guaranteed minimum withdrawal benefit provided under the rider may be reduced or lost based on the withdrawals you take from the contract. For example, your guaranteed minimum withdrawal benefit will be reduced if you take excess withdrawals in a Benefit Year. See the "Impact of Withdrawals" provision below. You will also lose the guaranteed minimum withdrawal benefit if you annuitize or surrender the contract or if you elect to terminate the rider on any contract anniversary on or after the fifth contract anniversary. In addition, you will no longer receive lifetime payments of your guaranteed minimum withdrawal benefit if (i)(a) after a withdrawal, your Contract Value is less than the amount required to keep your contract in effect or (b) your
Contract Value is reduced to $100 and (ii) your Withdrawal Limit is less than
$100. Instead, you could receive, at least, a lump sum equal to the present value of future lifetime payments in the amount of the Withdrawal Limit.

The Principal Protection Death Benefit provided under the rider, if elected, will be reduced and may be lost based on withdrawals you take from the contract. You will also lose the Principal Protection Death Benefit if you annuitize or surrender the contract or if you elect to terminate the rider.

Because this contract is no longer offered and sold, Lifetime Income Plus 2008 and the Principal Protection Death Benefit are no longer available to purchase under the contract.

References to Lifetime Income Plus 2008 include a rider issued with or without the Principal Protection Death Benefit, as applicable, unless stated otherwise.

Effective May 1, 2014, you may request to terminate this rider (without terminating the contract) on any business day.

Investment Strategy for Lifetime Income Plus 2008.  In order to receive the full benefit provided by Lifetime Income Plus 2008, you must invest all premium payments and allocations in accordance with a prescribed Investment Strategy.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an
Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.

The Investment Strategy includes Designated Subaccounts and five of the Asset
Allocation Models (Asset Allocation Models A, B, C and D and the Build Your Own
Asset Allocation Model). Under this Investment Strategy, contract owners may allocate assets to either one of the four available Asset Allocation Models or to one or more Designated Subaccounts or to the Build Your Own Asset Allocation
Model. Contract owners, however, may elect to participate in the Defined Dollar
Cost Averaging program, which permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated
Subaccount investing in the Goldman Sachs Variable Insurance Trust --
Government Money Market Fund to one of the available Investment Strategy options. The Designated Subaccount investing in the Goldman Sachs Variable
Insurance Trust -- Government Money Market Fund is only available as part of the Defined Dollar Cost Averaging program. For more information about the
Defined Dollar Cost Averaging program, the Asset Allocation Models and the
Subaccounts comprising each of the Asset Allocation Models and the Designated
Subaccounts, please see the "Defined Dollar Cost Averaging Program,"
"Subaccounts" and "Asset Allocation Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the
Designated Subaccounts or the Build Your Own Asset Allocation Model or in
accordance with the allocations that comprise the applicable Asset Allocation
Model. In addition, we will also rebalance your Contract Value on any Valuation
Day after any transaction involving a withdrawal, receipt of a premium payment or a transfer of Contract Value, unless you instruct us otherwise. If you are participating in the Defined Dollar Cost Averaging program, rebalancing will not affect the assets allocated to the Designated Subaccount investing in the
Goldman Sachs Variable Insurance Trust -- Government Money Market Fund. Your
allocation instructions must always comply with the Investment Strategy.

                                      75

Shares of a Portfolio may become unavailable under the contract for new premium payments, transfers and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment
Strategies may be modified to respond to such events by removing unavailable
Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent premium payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Assets will remain invested as allocated at the time the
Portfolio became unavailable, except in a situation where the affected
Portfolio is removed. In that case, the assets that were invested in the removed Portfolio will be invested in a new Portfolio consistent with SEC precedent (appropriate no-action relief, substitution order, etc.), unless you are invested in the Build Your Own Asset Allocation Model. If you are invested in the Build Your Own Asset Allocation Model, all of the assets you have invested in the Build Your Own Asset Allocation Model will be moved from the
Model to Asset Allocation Model C. Your assets will remain in Asset Allocation
Model C, and any subsequent premium payments or transfer requests will be applied accordingly. You will need to provide us with updated allocation instructions if you want to invest in the Build Your Own Asset Allocation Model or another available Investment Strategy option.

Periodic rebalancing to unavailable Portfolios will cease until we receive updated allocation instructions that comply with the modified Investment
Strategy.

The current Investment Strategy is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:

       AB Variable Products Series Fund, Inc. -- AB Balanced Wealth Strategy
       Portfolio -- Class B;

       AIM Variable Insurance Funds (Invesco Variable Insurance Funds) --
       Invesco V.I. Conservative Balanced Fund -- Series II shares (formerly,
       Invesco Oppenheimer V.I. Conservative Balanced Fund -- Series II Shares);

       AIM Variable Insurance Funds (Invesco Variable Insurance Funds) --
       Invesco V.I. Equity and Income Fund -- Series II shares;

       BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation
       V.I. Fund -- Class III Shares;

       Fidelity Variable Insurance Products Fund -- VIP Balanced Portfolio --
       Service Class 2;

       Janus Aspen Series -- Janus Henderson Balanced Portfolio -- Service
       Shares;

       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service
       Class Shares; and/or

       State Street Variable Insurance Series Funds, Inc. -- Total Return
       V.I.S. Fund -- Class 3 Shares;

       OR

   (2) owners may allocate assets to Asset Allocation Model A, B, C or D.

       OR

   (3) owners may allocate assets to the Build Your Own Asset Allocation Model.

Contract owners may elect to participate in the Defined Dollar Cost Averaging program when they apply for the contract. Defined Dollar Cost Averaging permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the Goldman Sachs
Variable Insurance Trust -- Government Money Market Fund to one of the
available Investment Strategy options. The Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund is
only available as part of the Defined Dollar Cost Averaging program.

Withdrawal Limit.  The Withdrawal Limit is calculated on each Valuation Day.
The Withdrawal Limit is the benefit base multiplied by the Withdrawal Factor.
On each Valuation Day, the benefit base is the greatest of the Contract Value on the prior contract anniversary, the Withdrawal Base, and the Roll-Up Value.

The Withdrawal Factor is established based on the age of the younger Annuitant on the earlier of the Valuation Day of the first Gross Withdrawal and the
Valuation Day when the Contract Value is reduced to $100. The Withdrawal Factor percentages will be provided in your contract.

Withdrawal Base.  Your initial Withdrawal Base is equal to your initial premium payment received and is adjusted when any subsequent premium payment is received, as described in the "Premium Payments" provision. It may also change as a result of a withdrawal or reset, as described below.

Roll-Up Value.  Your initial Roll-Up Value is equal to your initial premium payment received. We will increase your Roll-Up Value on each day. The new
Roll-Up Value is equal to the sum of (a) and (b), multiplied by (c), where:

   (a) is the Roll-Up Value on the prior day;

   (b) is any premium payment(s) made on the prior Valuation Day; and

   (c) is the daily roll-up factor, as shown in your contract.

                                      76

On each contract anniversary, if the Withdrawal Base is greater than the current Roll-Up Value, the Roll-Up Value will be increased to the Withdrawal
Base. The Roll-Up Value will continue to increase until the date of the first withdrawal or the later of the tenth anniversary of the Contract Date and the date the older Annuitant turns age 65. The Roll-Up Value will not increase after this date.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal
Limit, your Roll-Up Value will be reduced to zero. The Roll-Up Value will not increase after this date. When requesting an excess withdrawal, you will be asked if you understand the implications of the excess withdrawal and if you would like to proceed with the request.

Premium Payments.  Any premium payment applied to your contract will be added to your Withdrawal Base and your Principal Protection Death Benefit (if applicable), and may be added to your Roll-Up Value as described in the
"Roll-Up Value" provision above. Please note that we do not consider Bonus
Credits as "premium payments" for purposes of the contract and this rider.
Therefore, any applicable Bonus Credit will not be included in the Withdrawal
Base, Principal Protection Death Benefit or Roll Up Value, if applicable. You will have to reset your benefit under the terms of the rider to capture the
Bonus Credit or any related earnings in the Withdrawal Base. You must allocate all assets to the prescribed Investment Strategy.

Important Note.  We reserve the right to not adjust the Withdrawal Base,
Principal Protection Death Benefit (if applicable), and/or Roll-Up Value for any subsequent premium payments received. As a result, it is possible that you would not be able to make subsequent premium payments after the initial premium payment to take advantage of the benefits provided by Lifetime Income Plus 2008 that would be associated with such additional premium payments. Before making premium payments that do not increase the Withdrawal Base, Principal Protection
Death Benefit (if applicable) or Roll-Up Value, you should consider that:
(i) the guaranteed amounts provided by the Withdrawal Base, Principal
Protection Death Benefit (if applicable) and Roll-Up Value will not include such premium payments or Bonus Credits; and (ii) this rider may not make sense for you if you intend to make premium payments that will not increase the
Withdrawal Base, Principal Protection Death Benefit (if applicable) and Roll-Up
Value.

Reset of the Benefit.  You may reset your Withdrawal Base on an annual anniversary of the Contract Date when your Contract Value is higher than the
Withdrawal Base. If such contract anniversary is not a Valuation Day, the reset will occur on the next Valuation Day. On the Valuation Day you reset your benefit, we will reset the Investment Strategy to the current Investment
Strategy and reset the charges for this rider.

Effective on and after December 3, 2012, the charge for Lifetime Income Plus
2008 increased, on an annual basis, to 1.25% upon reset of the Withdrawal Base.
The rider charge increase applies to both single and joint annuitant contracts regardless of the date the contract was issued. If you are potentially impacted, you will receive written notice in advance of your contract anniversary informing you of your options as well as a discussion of certain circumstances in which a reset would not be in your best interest. If your rider is scheduled to automatically reset, you will have the opportunity to opt-out of the automatic reset and resulting rider charge increase. If you have to request a manual reset, you will have the opportunity to reset and, if you reset, incur the higher rider charge. We reserve the right to discontinue sending written notice of the potential impact of a reset after we send you the first notice.

As noted, if there is an automatic reset, your Withdrawal Base will be increased to your Contract Value. However, the Withdrawal Base is just one element used to determine your Benefit Base which is in turn used to calculate your Withdrawal Limit. The Benefit Base is the greatest of the Withdrawal Base,
Contract Value on the prior contract anniversary and the Roll-Up Value. If your
Withdrawal Base resets but your Roll-Up Value is higher than your Withdrawal
Base on the date of reset, the Roll-Up Value will be used to determine your
Benefit Base, but you will be assessed a rider charge of 1.25% because of the reset of the Withdrawal Base. In this circumstance, if your rider fee was less than 1.25% before the reset, you will pay a higher rider fee for a benefit that you would have received even without the reset.

For Lifetime Income Plus 2008 without the Principal Protection Death Benefit, the new charges, which may be higher than your previous charges, will never exceed 2.00% of the benefit base. For Lifetime Income Plus 2008 with the
Principal Protection Death Benefit, the new charges, which may be higher than your previous charges, will never exceed 2.00% of the benefit base plus 0.50%
of the value of the Principal Protection Death Benefit. The reset date must be at least 12 months after the later of the Contract Date and the last reset date. Resets will occur automatically unless such automatic resets are or have been terminated.

Any change to the charges or to the required Investment Strategy for this rider will be communicated to you in writing prior to the contract anniversary date.
Upon reset, these changes will apply. The reset provision is not available on or after the latest permitted Maturity Date.

                                      77

Automatic resets will continue until and unless:

   (a) the owner (or owners) submits a written request to our Home Office to terminate automatic resets (such a request must be received at least 15 days prior to the contract anniversary date);

   (b) the Investment Strategy changes, allocations are affected, and we do not receive confirmation of new allocations from you at our Home Office;

   (c) income payments begin via annuitization; or

   (d) ownership of the contract changes.

If automatic resets have terminated, you may later reinstate automatic resets for any future contract anniversary by submitting a written request to do so;
provided you are following the Investment Strategy and income payments have not begun.

Please note that an automatic reset will occur on a contract anniversary if
Contract Value is even nominally higher than the Withdrawal Base (e.g., as little as $1.00 or even $0.01 higher) and, therefore, an automatic reset may not be in your best interest because: (i) the charges for this rider may be higher than your previous charges and (ii) the Investment Strategy will be reset to the current Investment Strategy (the Investment Strategy offered on the reset date). Please carefully consider the impact of automatic resets when you elect Lifetime Income Plus 2008 and while the rider is in effect.

Impact of Withdrawals.  If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Withdrawal Base,
Principal Protection Death Benefit (if applicable) and Roll-Up Value are reduced. The new Withdrawal Base equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Withdrawal Base minus the Gross Withdrawal.

The new Principal Protection Death Benefit (if applicable) equals the lesser of
(a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Principal Protection Death Benefit minus the Gross
       Withdrawal.

The new Roll-Up Value will be zero. Additional premium payments will not increase the Roll-Up Value.

If the total Gross Withdrawals in a Benefit Year are less than or equal to the
Withdrawal Limit, we will waive any surrender charge on the Gross Withdrawal.

The Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements based on life expectancy under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value for the calendar year ending within the Benefit Year.

You should carefully manage withdrawals because excess withdrawals will have adverse consequences on the benefits provided under Lifetime Income Plus 2008, particularly in down markets. Over the period of time during which you take withdrawals, there is the risk that you may need funds in excess of the
Withdrawal Limit and, if you do not have other sources of income available, you may need to take (excess) withdrawals that will reduce your Withdrawal Base
(and, consequently, your Withdrawal Limit), the Principal Protection Death
Benefit (if applicable), and your Roll-Up Value.

You also should carefully consider when to begin taking withdrawals if you elected Lifetime Income Plus 2008. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy)
and you may be paying for a benefit you are not using.

Your Contract Value after taking a withdrawal may be less than the amount required to keep your contract in effect. In this event, or if your Contract
Value is reduced to $100, the following will occur:

  .  If the Withdrawal Limit is less than $100, we will pay you the greatest of the following:

     (a) the Contract Value;

     (b) a lump sum equal to the present value of future lifetime payments in the amount of the Withdrawal Limit calculated using the 2000 Annuity
         Mortality Table and an interest rate of 3%; and

     (c) the Principal Protection Death Benefit (if applicable).

  .  If the Withdrawal Limit is greater than or equal to $100, we will begin income payments. We will make payments of a fixed amount for the life of the Annuitant or, if there are Joint Annuitants, the last

                                      78

     surviving Annuitant. The fixed amount payable annually will equal the most recently calculated Withdrawal Limit. We will make payments monthly or on another periodic basis agreed by us. If the monthly amount is less than
     $100, we will reduce the frequency so that the payment will be at least
     $100. The Principal Protection Death Benefit (if applicable) will continue under this provision. The Principal Protection Death Benefit will be reduced by each payment. The Principal Protection Death Benefit, if any, will be payable on the death of the last surviving Annuitant.

Principal Protection Death Benefit.  You may purchase Lifetime Income Plus 2008 with the Principal Protection Death Benefit. The Principal Protection Death
Benefit is a feature available only with Lifetime Income Plus 2008. It cannot be elected separately from Lifetime Income Plus 2008.

The Principal Protection Death Benefit is used to determine the death benefit, if any, payable under the contract and rider as described in the "Death
Provisions" section below. The Principal Protection Death Benefit on the
Contract Date is equal to the initial premium payment. Premium payments in a
Benefit Year increase the Principal Protection Death Benefit.

Gross Withdrawals in a Benefit Year decrease the Principal Protection Death
Benefit. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit
Year is less than or equal to the Withdrawal Limit, the Principal Protection
Death Benefit will be reduced by the Gross Withdrawal. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the
Withdrawal Limit, your Principal Protection Death Benefit will equal the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Principal Protection Death Benefit minus the Gross
       Withdrawal.

Death Provisions.  At the death of the last surviving Annuitant, a death benefit may be payable under this contract and rider. The amount of any death benefit payable will be the greatest of (a), (b) and (c), where:

   (a) is the death benefit as calculated under the base contract;

   (b) is the Principal Protection Death Benefit (if applicable); and

   (c) is any amount payable by any other optional death benefit rider (if applicable).

The death benefit payable will be paid according to the distribution rules under the contract.

If the designated beneficiary is a surviving spouse who is not an Annuitant, whose age is 45 through 85, and who elects to continue the contract as the new owner, this rider will continue. The Withdrawal Base and Roll-Up Value for the new owner will be the death benefit determined as of the first Valuation Day we receive at our Home Office due proof of death and all required forms. The
Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

If the designated beneficiary is a surviving spouse who is an Annuitant and who elects to continue the contract as the owner, this rider will continue. The
Withdrawal Base and Roll-Up Value will be the same as it was under the contract for the deceased owner. If no withdrawals were taken prior to the first
Valuation Day we receive due proof of death and all required forms at our Home
Office, the Withdrawal Factor for the surviving spouse will be established based on the attained age of the surviving spouse on the date of the first
Gross Withdrawal for the surviving spouse. Otherwise, the Withdrawal Factor will continue as it was under the contract for the deceased owner.

If the surviving spouse cannot continue the rider, the rider and the rider charges will terminate. The charges for this rider will be calculated, pro rata, and deducted.

Proceeds that were transferred to the Goldman Sachs Variable Insurance Trust --
Government Money Market Fund upon the death of the owner will be reallocated to the Investment Strategy and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

Considerations.  While the rider is designed to provide life-time withdrawal benefits, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.

Rider Charge.  We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the Contract Value.
Please note that, if your benefit base increases, the amount deducted from your
Contract Value will increase.

If you purchase Lifetime Income Plus 2008 with the Principal Protection Death
Benefit, a charge will be assessed for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection
Death Benefit, as defined and determined

                                      79

under the rider, and deducted quarterly from the Contract Value. Please note that, if the value of the Principal Protection Death Benefit increases through additional premium payments, the amount deducted from your Contract Value will increase. The charge for the Principal Protection Death Benefit is higher if any annuitant is age 71 or older at the time of application.

For contracts that have not reset their Withdrawal Base on or after December 3,
2012, we also apply different charges for the rider for a single Annuitant contract and a Joint Annuitant contract. Once a contract is a Joint Annuitant contract and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect. If a spouse is added as Joint Annuitant after the contract is issued, new charges may apply. These new charges may be higher than the charges previously applicable to your contract.

If you reset your benefits under the rider, we will reset the charges for the rider, which may be higher than your previous charges.

We currently assess the following charges for the rider, calculated and deducted as described above, for those contracts that have reset their
Withdrawal Base on or after December 3, 2012:

Lifetime Income Plus 2008 without the Principal Protection Death Benefit

   Single or Joint Annuitant Contract       1.25% of benefit base
--------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 45-70

   Single or Joint Annuitant Contract       1.25% of benefit base plus
                                            0.15% of value of Principal
                                            Protection Death Benefit
--------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 71-85

   Single or Joint Annuitant Contract       1.25% of benefit base plus
                                            0.40% of value of Principal
                                            Protection Death Benefit
--------------------------------------------------------------------------

We currently assess the following charges for the rider, calculated and deducted as described above, for those contracts that have not reset their
Withdrawal Base on or after December 3, 2012:

Lifetime Income Plus 2008 without the Principal Protection Death Benefit
--------------------------------------------------------------------------

   Single Annuitant Contract           0.75% of benefit base
--------------------------------------------------------------------------

   Joint Annuitant Contract            0.85% of benefit base
--------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 45-70

   Single Annuitant Contract           0.75% of benefit base plus
                                       0.15% of value of Principal
                                       Protection Death Benefit
--------------------------------------------------------------------------

   Joint Annuitant Contract            0.85% of benefit base plus
                                       0.15% of value of Principal
                                       Protection Death Benefit
--------------------------------------------------------------------------
Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 71-85

   Single Annuitant Contract           0.75% of benefit base plus
                                       0.40% of value of Principal
                                       Protection Death Benefit
--------------------------------------------------------------------------

   Joint Annuitant Contract            0.85% of benefit base plus
                                       0.40% of value of Principal
                                       Protection Death Benefit
--------------------------------------------------------------------------

The charges for Lifetime Income Plus 2008 without the Principal Protection
Death Benefit will never exceed 2.00% of benefit base. The charges for Lifetime
Income Plus 2008 with the Principal Protection Death Benefit will never exceed
2.00% of benefit base plus 0.50% of the value of the Principal Protection Death
Benefit.

On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted.

Please note that you will begin paying the rider charge (including the applicable charge associated with the Principal Protection Death Benefit if you have elected that option) as of the date the rider takes effect, even if you do not begin taking withdrawals under the rider for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider; nor will we refund charges if the Principal Protection Death Benefit feature under a contract does not pay out.

When the Rider is Effective

If available, Lifetime Income Plus 2008 and the Principal Protection Death
Benefit must be elected at application. The rider will remain in effect while the contract is in force and before the Maturity Date. Effective May 1, 2014, you may request to terminate this rider (without terminating the contract) on any business day. The rider will terminate on the first day of the next quarter as measured from the contract anniversary (i.e., not a calendar quarter). Rider charges will continue from the date of the request to terminate until the date of termination. On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted. We are waiving the provision in the rider that limits the ability to terminate the rider to any contract anniversary on or after the fifth contract anniversary.
Otherwise this rider and the corresponding charges will terminate on the
Maturity Date. Please note that, upon termination of this rider, you will lose all of the benefits for which you are eligible under the rider, including any guaranteed minimum withdrawal benefits provided by the rider.

At any time before the Maturity Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime

                                      80

Income Plus 2008. This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.

Change of Ownership

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

General Provisions

For purposes of this rider:

  .  A non-natural entity owner must name an Annuitant and may name the
     Annuitant's spouse as a Joint Annuitant.

  .  An individual owner must also be an Annuitant and may name his or her spouse as a Joint Annuitant at issue.

  .  A joint owner must be the owner's spouse.

  .  If you marry after issue, you may add your spouse as a joint owner and
     Joint Annuitant or as a Joint Annuitant only, subject to our approval.

  .  Under federal tax law, all contract provisions relating to spousal continuation are available only to a person who meets the definition of
     "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.

     Civil union partners are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a civil union partner will have to take required distributions upon the death of the other joint owner/Joint
     Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

                                      81

Examples

The following examples show how Lifetime Income Plus 2008 works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract. The examples assume current rider charges for all periods shown. If an owner resets the benefits under the rider, we reset the charges for the rider, which may be higher than the previous charges. Higher rider charges would produce lower values in the examples.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for
       $100,000 and elects Lifetime Income Plus 2008 without the Principal
       Protection Death Benefit;

   (2) the owner makes no additional premium payments;

   (3) the owner is age 52 at issue, waits 13 years to take a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65;

   (5) the contract earns a net return of -2%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) The Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                          Contract Value -
                              Withdrawals  End of Year -   Withdrawal    Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider      Base -      Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------
    53          $105,000             --       $101,575      $100,000    $106,000      $106,000     $101,575
    54           101,575             --         98,139       101,575     112,360       112,360      100,000
    55            98,139             --         94,687       101,575     119,102       119,102      100,000
    56            94,687             --         91,216       101,575     126,248       126,248      100,000
    57            91,216             --         87,719       101,575     133,823       133,823      100,000
    58            87,719             --         84,191       101,575     141,852       141,852      100,000
    59            84,191             --         80,628       101,575     150,363       150,363      100,000
    60            80,628             --         77,023       101,575     159,385       159,385      100,000
    61            77,023             --         73,370       101,575     168,948       168,948      100,000
    62            73,370             --         69,664       101,575     179,085       179,085      100,000
    63            69,664             --         65,898       101,575     189,830       189,830      100,000
    64            65,898             --         62,065       101,575     201,220       201,220      100,000
    65            62,065        $11,731         46,427       101,575     213,293       213,293       79,829
    66            46,427         11,731         31,101       101,575     213,293       213,293       57,965
    67            31,101         11,731         16,081       101,575     213,293       213,293       33,516
    68            16,081         11,731          1,338       101,575     213,293       213,293        3,430
    69             1,338         11,731             --       101,575     213,293       213,293           --
    70                --         11,731             --       101,575     213,293       213,293           --
    71                --         11,731             --       101,575     213,293       213,293           --
    72                --         11,731             --       101,575     213,293       213,293           --
    73                --         11,731             --       101,575     213,293       213,293           --
    74                --         11,731             --       101,575     213,293       213,293           --
    75                --         11,731             --       101,575     213,293       213,293           --
    76                --         11,731             --       101,575     213,293       213,293           --
    77                --         11,731             --       101,575     213,293       213,293           --
    78                --         11,731             --       101,575     213,293       213,293           --
    79                --         11,731             --       101,575     213,293       213,293           --
    80                --         11,731             --       101,575     213,293       213,293           --
    81                --         11,731             --       101,575     213,293       213,293           --
    82                --         11,731             --       101,575     213,293       213,293           --
    83                --         11,731             --       101,575     213,293       213,293           --
    84                --         11,731             --       101,575     213,293       213,293           --
    85                --         11,731             --       101,575     213,293       213,293           --
    86                --         11,731             --       101,575     213,293       213,293           --
    87                --         11,731             --       101,575     213,293       213,293           --
    88                --         11,731             --       101,575     213,293       213,293           --
    89                --         11,731             --       101,575     213,293       213,293           --
    90                --         11,731             --       101,575     213,293       213,293           --
-------------------------------------------------------------------------------------------------------------

                                      82

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for
       $100,000 and elects Lifetime Income Plus 2008 with the Principal
       Protection Death Benefit;

   (2) the owner makes no additional premium payments;

   (3) the owner is age 52 at issue, waits 13 years to take a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65;

   (5) the contract earns a net return of -2%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) The Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                          Contract Value -
                              Withdrawals  End of Year -   Withdrawal    Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider      Base -      Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------
    53          $105,000             --       $101,425      $100,000    $106,000      $106,000     $101,425
    54           101,425             --         97,842       101,425     112,360       112,360      100,000
    55            97,842             --         94,246       101,425     119,102       119,102      100,000
    56            94,246             --         90,633       101,425     126,248       126,248      100,000
    57            90,633             --         86,998       101,425     133,823       133,823      100,000
    58            86,998             --         83,335       101,425     141,852       141,852      100,000
    59            83,335             --         79,639       101,425     150,363       150,363      100,000
    60            79,639             --         75,903       101,425     159,385       159,385      100,000
    61            75,903             --         72,124       101,425     168,948       168,948      100,000
    62            72,124             --         68,293       101,425     179,085       179,085      100,000
    63            68,293             --         64,404       101,425     189,830       189,830      100,000
    64            64,404             --         60,450       101,425     201,220       201,220      100,000
    65            60,450        $11,731         44,712       101,425     213,293       213,293       79,216
    66            44,712         11,731         29,306       101,425     213,293       213,293       56,571
    67            29,306         11,731         14,225       101,425     213,293       213,293       31,003
    68            14,225         11,731             --       101,425     213,293       213,293           --
    69                --         11,731             --       101,425     213,293       213,293           --
    70                --         11,731             --       101,425     213,293       213,293           --
    71                --         11,731             --       101,425     213,293       213,293           --
    72                --         11,731             --       101,425     213,293       213,293           --
    73                --         11,731             --       101,425     213,293       213,293           --
    74                --         11,731             --       101,425     213,293       213,293           --
    75                --         11,731             --       101,425     213,293       213,293           --
    76                --         11,731             --       101,425     213,293       213,293           --
    77                --         11,731             --       101,425     213,293       213,293           --
    78                --         11,731             --       101,425     213,293       213,293           --
    79                --         11,731             --       101,425     213,293       213,293           --
    80                --         11,731             --       101,425     213,293       213,293           --
    81                --         11,731             --       101,425     213,293       213,293           --
    82                --         11,731             --       101,425     213,293       213,293           --
    83                --         11,731             --       101,425     213,293       213,293           --
    84                --         11,731             --       101,425     213,293       213,293           --
    85                --         11,731             --       101,425     213,293       213,293           --
    86                --         11,731             --       101,425     213,293       213,293           --
    87                --         11,731             --       101,425     213,293       213,293           --
    88                --         11,731             --       101,425     213,293       213,293           --
    89                --         11,731             --       101,425     213,293       213,293           --
    90                --         11,731             --       101,425     213,293       213,293           --
-------------------------------------------------------------------------------------------------------------

                                      83

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for
       $100,000 and elects Lifetime Income Plus 2008 without the Principal
       Protection Death Benefit;

   (2) the owner makes no additional premium payments;

   (3) the owner is age 72 at issue, waits 10 years to take a withdrawal, and has a Withdrawal Factor of 7%;

   (4) the Roll-Up Value increases for 10 years;

   (5) the contract earns a net return of -2%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) The Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                          Contract Value -
                              Withdrawals  End of Year -   Withdrawal    Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider      Base -      Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------
    73          $105,000             --       $101,575      $100,000    $106,000      $106,000     $101,575
    74           101,575             --         98,139       101,575     112,360       112,360      100,000
    75            98,139             --         94,687       101,575     119,102       119,102      100,000
    76            94,687             --         91,216       101,575     126,248       126,248      100,000
    77            91,216             --         87,719       101,575     133,823       133,823      100,000
    78            87,719             --         84,191       101,575     141,852       141,852      100,000
    79            84,191             --         80,628       101,575     150,363       150,363      100,000
    80            80,628             --         77,023       101,575     159,385       159,385      100,000
    81            77,023             --         73,370       101,575     168,948       168,948      100,000
    82            73,370        $12,536         57,129       101,575     179,085       179,085       82,005
    83            57,129         12,536         41,211       101,575     179,085       179,085       62,879
    84            41,211         12,536         25,613       101,575     179,085       179,085       42,216
    85            25,613         12,536         10,326       101,575     179,085       179,085       19,068
    86            10,326         12,536             --       101,575     179,085       179,085           --
    87                --         12,536             --       101,575     179,085       179,085           --
    88                --         12,536             --       101,575     179,085       179,085           --
    89                --         12,536             --       101,575     179,085       179,085           --
    90                --         12,536             --       101,575     179,085       179,085           --
-------------------------------------------------------------------------------------------------------------

                                      84

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for
       $100,000 and elects Lifetime Income Plus 2008 with the Principal
       Protection Death Benefit;

   (2) the owner makes no additional premium payments;

   (3) the owner is age 72 at issue, waits 10 years to take a withdrawal, and has a Withdrawal Factor of 7%;

   (4) the Roll-Up Value increases for 10 years;

   (5) the contract earns a net return of -2%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) The Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                          Contract Value -
                              Withdrawals  End of Year -   Withdrawal    Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider      Base -      Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------
    73          $105,000             --       $101,175      $100,000    $106,000      $106,000     $101,175
    74           101,175             --         97,347       101,175     112,360       112,360      100,000
    75            97,347             --         93,511       101,175     119,102       119,102      100,000
    76            93,511             --         89,663       101,175     126,248       126,248      100,000
    77            89,663             --         85,797       101,175     133,823       133,823      100,000
    78            85,797             --         81,908       101,175     141,852       141,852      100,000
    79            81,908             --         77,990       101,175     150,363       150,363      100,000
    80            77,990             --         74,038       101,175     159,385       159,385      100,000
    81            74,038             --         70,045       101,175     168,948       168,948      100,000
    82            70,045        $12,536         53,520       101,175     179,085       179,085       81,022
    83            53,520         12,536         37,376       101,175     179,085       179,085       60,672
    84            37,376         12,536         21,604       101,175     179,085       179,085       38,394
    85            21,604         12,536          6,173       101,175     179,085       179,085       12,668
    86             6,173         12,536             --       101,175     179,085       179,085           --
    87                --         12,536             --       101,175     179,085       179,085           --
    88                --         12,536             --       101,175     179,085       179,085           --
    89                --         12,536             --       101,175     179,085       179,085           --
    90                --         12,536             --       101,175     179,085       179,085           --
-------------------------------------------------------------------------------------------------------------

                                      85

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for
       $100,000 and elects Lifetime Income Plus 2008 without the Principal
       Protection Death Benefit;

   (2) the owner makes no additional premium payments;

   (3) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases for 1 year;

   (5) the contract earns a net return of 8%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) the Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                          Contract Value -
                              Withdrawals  End of Year -   Withdrawal    Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider      Base -      Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------
    66          $105,000        $5,830        $106,245      $100,000    $106,000      $106,000     $106,245
    67           106,245         5,843         107,573       106,245     106,000       106,245      107,573
    68           107,573         5,917         108,918       107,573     106,000       107,573      108,918
    69           108,918         5,990         110,279       108,918     106,000       108,918      110,279
    70           110,279         6,065         111,658       110,279     106,000       110,279      111,658
    71           111,658         6,141         113,053       111,658     106,000       111,658      113,053
    72           113,053         6,218         114,467       113,053     106,000       113,053      114,467
    73           114,467         6,296         115,897       114,467     106,000       114,467      115,897
    74           115,897         6,374         117,346       115,897     106,000       115,897      117,346
    75           117,346         6,454         118,813       117,346     106,000       117,346      118,813
    76           118,813         6,535         120,298       118,813     106,000       118,813      120,298
    77           120,298         6,616         121,802       120,298     106,000       120,298      121,802
    78           121,802         6,699         123,324       121,802     106,000       121,802      123,324
    79           123,324         6,783         124,866       123,324     106,000       123,324      124,866
    80           124,866         6,868         126,427       124,866     106,000       124,866      126,427
    81           126,427         6,953         128,007       126,427     106,000       126,427      128,007
    82           128,007         7,040         129,607       128,007     106,000       128,007      129,607
    83           129,607         7,128         131,227       129,607     106,000       129,607      131,227
    84           131,227         7,217         132,868       131,227     106,000       131,227      132,868
    85           132,868         7,308         134,528       132,868     106,000       132,868      134,528
    86           134,528         7,399         136,210       134,528     106,000       134,528      136,210
    87           136,210         7,492         137,913       136,210     106,000       136,210      137,913
    88           137,913         7,585         139,637       137,913     106,000       137,913      139,637
    89           139,637         7,680         141,382       139,637     106,000       139,637      141,382
    90           141,382         7,776         143,149       141,382     106,000       141,382      143,149
-------------------------------------------------------------------------------------------------------------

                                      86

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for
       $100,000 and elects Lifetime Income Plus 2008 with the Principal
       Protection Death Benefit;

   (2) the owner makes no additional premium payments;

   (3) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases for 1 year;

   (5) the contract earns a net return of 8%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) the Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                          Contract Value -
                              Withdrawals  End of Year -   Withdrawal    Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider      Base -      Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------
    66          $105,000        $5,830        $106,093      $100,000    $106,000      $106,000     $106,093
    67           106,093         5,835         107,265       106,093     106,000       106,093      107,265
    68           107,265         5,900         108,449       107,265     106,000       107,265      108,449
    69           108,449         5,965         109,645       108,449     106,000       108,449      109,645
    70           109,645         6,030         110,854       109,645     106,000       109,645      110,854
    71           110,854         6,097         112,074       110,854     106,000       110,854      112,074
    72           112,074         6,164         113,308       112,074     106,000       112,074      113,308
    73           113,308         6,232         114,553       113,308     106,000       113,308      114,553
    74           114,553         6,300         115,811       114,553     106,000       114,553      115,811
    75           115,811         6,370         117,082       115,811     106,000       115,811      117,082
    76           117,082         6,440         118,366       117,082     106,000       117,082      118,366
    77           118,366         6,510         119,663       118,366     106,000       118,366      119,663
    78           119,663         6,581         120,972       119,663     106,000       119,663      120,972
    79           120,972         6,653         122,295       120,972     106,000       120,972      122,295
    80           122,295         6,726         123,631       122,295     106,000       122,295      123,631
    81           123,631         6,800         124,980       123,631     106,000       123,631      124,980
    82           124,980         6,874         126,343       124,980     106,000       124,980      126,343
    83           126,343         6,949         127,719       126,343     106,000       126,343      127,719
    84           127,719         7,025         129,109       127,719     106,000       127,719      129,109
    85           129,109         7,101         130,512       129,109     106,000       129,109      130,512
    86           130,512         7,178         131,930       130,512     106,000       130,512      131,930
    87           131,930         7,256         133,361       131,930     106,000       131,930      133,361
    88           133,361         7,335         134,807       133,361     106,000       133,361      134,807
    89           134,807         7,414         136,266       134,807     106,000       134,807      136,266
    90           136,266         7,495         137,740       136,266     106,000       136,266      137,740
-------------------------------------------------------------------------------------------------------------

                                      87

Lifetime Income Plus 2007

Lifetime Income Plus 2007 provides guaranteed withdrawals for the life of the
Annuitant(s), with upside potential, provided you meet certain conditions. If you:

  .  allocate all Contract Value to the prescribed Investment Strategy; and

  .  limit total Gross Withdrawals in each Benefit Year to an amount no greater than the Withdrawal Limit;

then you will be eligible to receive total Gross Withdrawals in each Benefit
Year equal to the Withdrawal Limit until the last death of an Annuitant.

For important information about the Investment Strategy, please see the
"Investment Strategy for Lifetime Income Plus and Lifetime Income Plus 2007"
provision below.

The guaranteed minimum withdrawal benefit provided under the rider may be reduced or lost based on the withdrawals you take from the contract. For example, your guaranteed minimum withdrawal benefit will be reduced if you take excess withdrawals in a Benefit Year. See the "Withdrawals" provision below.
Your benefit will also be reduced if you choose not to follow the Investment
Strategy. See the "Impact of Violating the Investment Strategy on the
Withdrawal Factor and Rider Death Benefit" provision below. You will also lose the guaranteed minimum withdrawal benefit if you annuitize or surrender the contract. In addition, you will no longer receive lifetime payments of your guaranteed minimum withdrawal benefit if (i)(a) after a withdrawal, your
Contract Value is less than the amount required to keep your contract in effect or (b) your Contract Value is reduced to $100 and (ii) your Withdrawal Limit is less than $100. Instead, you could receive, at least, a lump sum equal to the present value of future lifetime payments in the amount of the Withdrawal Limit.

The Rider Death Benefit provided under the rider, if elected, will be reduced and may be lost based on withdrawals you take from the contract. Your benefit will also be reduced if you choose not to follow the Investment Strategy. See the "Impact of Violating the Investment Strategy on the Withdrawal Factor and
Rider Death Benefit" provision below. You will also lose the Rider Death
Benefit if you annuitize or surrender the contract.

Lifetime Income Plus 2007 is not available for contracts issued on or after
September 8, 2008.

Withdrawal Limit.  The Withdrawal Limit is calculated on each Valuation Day.
The Withdrawal Limit is (a) multiplied by (b) where:

   (a) is the greatest of:

      (1) the Contract Value on the prior contract anniversary;

      (2) the Withdrawal Base; and

      (3) the Roll-Up Value; and

   (b) is the Withdrawal Factor.

The Withdrawal Base and the Roll-Up Value are amounts used to calculate and establish the Withdrawal Limit. The Withdrawal Factor is established based on the age of the younger Annuitant on the earlier of the Valuation Day of the first Gross Withdrawal and the Valuation Day when the Contract Value is reduced to $100.

Withdrawal Base.  Your initial Withdrawal Base is equal to your initial premium payment received and is adjusted when any subsequent premium payment is received, as described in the "Premium Payments" provision.

Roll-Up Value.  Your initial Roll-Up Value is equal to your initial premium payment received. On each Valuation Day your Roll-Up Value will be adjusted.
The new Roll-Up Value will equal (a) plus (b) plus (c), where:

   (a) is the Roll-Up Value on the prior Valuation Day;

   (b) is any premium payment made on the current Valuation Day;

   (c) is the daily roll-up rate, as shown in your contract, multiplied by the cumulative premium payments.

The Roll-Up Value will continue to increase until the earlier of (i) the "last roll-up date" or (ii) the date of the first withdrawal. The "last roll-up date"
is the later of the fifth contract anniversary or the first contract anniversary on or after the day the older Annuitant turns 70 years old. On the last roll-up date or the date of the first withdrawal, whichever comes first, the Roll-Up Value will equal the Roll-Up Value on the prior Valuation Day.
After this date, additional premium payments will not increase the Roll-Up
Value.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal
Limit, your Roll-Up Value will be reduced to zero. After this date, additional premium payments will not increase the Roll-Up Value.

Premium Payments.  Any premium payment applied to your contract will adjust your Withdrawal Base and your Rider

                                      88

Death Benefit, and may adjust your Roll-Up Value as described in the "Roll-Up
Value" provision above. Please note that we do not consider Bonus Credits as
"premium payments" for purposes of the contract and this rider. Therefore, any applicable Bonus Credit will not be included in the Withdrawal Base, Rider
Death Benefit or Roll-Up Value, if applicable. You will have to reset your benefit under the terms of the rider to capture the Bonus Credit or any related earnings in the Withdrawal Base.

In order to obtain the full benefit provided by this rider, you must allocate all assets to the prescribed Investment Strategy from the Benefit Date. Except as noted below, if you have allocated all assets to the Investment Strategy from the Benefit Date, any subsequent premium payment will be added to the
Roll-Up Value. If you have not allocated all assets to the Investment Strategy, the premium payment will be added to the Withdrawal Base and, if applicable, the Roll-Up Value, but the Rider Death Benefit will be increased only by 50% of the premium payment.

Important Note.  We reserve the right to not adjust the Withdrawal Base, Rider
Death Benefit, and/or Roll-Up Value for any subsequent premium payments received.  As a result, it is possible that you would not be able to make subsequent premium payments after the initial premium payment to take advantage of the benefits provided by Lifetime Income Plus 2007 that would be associated with such additional premium payments. Before making premium payments that do not increase the Withdrawal Base, Rider Death Benefit or Roll-Up Value, you
should consider that: (i) the guaranteed amounts provided by the Withdrawal
Base, Rider Death Benefit and Roll-Up Value will not include such premium payments or Bonus Credits; and (ii) this rider may not make sense for you if you intend to make premium payments that will not increase the Withdrawal Base,
Rider Death Benefit and Roll-Up Value.

Impact of Violating the Investment Strategy on the Withdrawal Factor and Rider
Death Benefit.  Beginning on the first Valuation Day after you choose not to follow the Investment Strategy, your Withdrawal Factor and Rider Death Benefit will be reduced by 50%.

You may elect to resume participation in the Investment Strategy, as described in the "Restoration or Reset of the Benefit" provision below, provided we receive notice of your election in a form acceptable to us.

We will not reduce your Withdrawal Factor or Rider Death Benefit if you are not following the Investment Strategy due to a Portfolio liquidation or a Portfolio dissolution and the assets are transferred from the liquidated or dissolved
Portfolio to another Portfolio.

Restoration or Reset of the Benefit

Restoration.  If your Withdrawal Factor and Rider Death Benefit have been reduced because you have not allocated all assets to the prescribed Investment
Strategy, you will have a one-time opportunity to restore your Withdrawal
Factor and Rider Death Benefit on a contract anniversary. If such contract anniversary is not a Valuation Day, the restoration will occur on the next
Valuation Day. The restore feature under this rider may be used only once and is not available on or after the latest permitted Maturity Date.

On the Valuation Day we restore your benefit, we will:

   (a) restore the Withdrawal Factor to 100% of the Withdrawal Factor
       established as of the date of the first withdrawal;

   (b) calculate your Rider Death Benefit to equal the lesser of (i) the total premium payments less Gross Withdrawals and (ii) current Contract Value;

   (c) calculate your Withdrawal Base to equal the lesser of (i) the Withdrawal
       Base as of the date of the restore, determined as if you have not allocated outside of the prescribed Investment Strategy and (ii) the current Contract Value;

   (d) allocate your assets to the Investment Strategy in effect as of the last
       Benefit Date prior to the reduction in benefits, in accordance to your instructions; and

   (e) assess a rider charge equal to the charge that was in effect as of your last Benefit Date prior to the reduction in benefits.

If you want to restore your benefit, we must receive notice of your election at our Home Office in a form acceptable to us at least 15 days prior to your next contract anniversary.

Reset.  You may reset your Withdrawal Base on an annual anniversary of the
Contract Date when your Contract Value is higher than the Withdrawal Base. If such contract anniversary is not a Valuation Day, the reset will occur on the next Valuation Day. The reset date must be at least 12 months after the later of the Contract Date and the last reset date. Resets will occur automatically unless such automatic resets are or have been terminated.

On the Valuation Day we reset your benefit, we will:

   (a) reset the Withdrawal Factor to 100% of the Withdrawal Factor established as of the date of first withdrawal;

   (b) reset the Rider Death Benefit to the lesser of (i) the total premium payments less Gross Withdrawals and (ii) current Contract Value;

                                      89

   (c) reset the Withdrawal Base to your Contract Value;

   (d) reset the Investment Strategy to the current Investment Strategy; and

   (e) reset the charge for this rider (the new charge, which may be higher than your previous charge, will never exceed 2.00%).

Effective on and after July 15, 2019, the charge for Lifetime Income Plus 2007 increased, on an annual basis, to 1.25% upon reset of the Withdrawal Base. The rider charge increase applies to both single Annuitant and Joint Annuitant contracts regardless of the date the contract was issued. If you are potentially impacted, you will receive written notice in advance of your contract anniversary informing you of your options as well as a discussion of certain circumstances in which a reset would not be in your best interest. If your rider is scheduled to automatically reset, you will have the opportunity to opt-out of the automatic reset and resulting rider charge increase. If you have to request a manual reset, you will have the opportunity to reset and, if you reset, incur the higher rider charge. We reserve the right to discontinue sending written notice of the potential impact of a reset after we send you the first notice.

As noted above, if there is an automatic reset, your Withdrawal Base will be increased to your Contract Value. The Withdrawal Base, however, is just one element used to calculate your Withdrawal Limit. If your Withdrawal Base resets but your Roll-Up Value is higher than your Withdrawal Base on the date of reset, the Roll-Up Value will be used to determine your Withdrawal Limit, but you will be assessed a rider charge of 1.25% because of the reset of the
Withdrawal Base. In this circumstance, if your rider fee was less than 1.25%
before the reset, you will pay a higher rider fee for a benefit that you would have received even without the reset.

Any change to the charge or to the required Investment Strategy for this rider will be communicated to you in writing prior to the contract anniversary date.
Upon reset, these changes will apply. The reset provision is not available on or after the latest permitted Maturity Date.

Automatic resets will continue until and unless:

   (a) the owner (or owners) submits a written request to our Home Office to terminate automatic resets (such a request must be received at least 15 days prior to the contract anniversary date);

   (b) the Investment Strategy is violated;

   (c) the Investment Strategy changes, allocations are affected, and we do not receive confirmation of new allocations from you at our Home Office;

   (d) income payments begin via annuitization; or

   (e) ownership of the contract changes.

If automatic resets have terminated, you may later reinstate automatic resets for any future contract anniversary by submitting a written request to our Home
Office to do so; provided you are following the Investment Strategy and income payments have not begun.

Please note that an automatic reset will occur on a contract anniversary if contract value is even nominally higher than the Withdrawal Base (e.g., as little as $1.00 or even $0.01 higher) and, therefore, an automatic reset may not be in your best interest because: (i) the charge for this rider may be higher than your previous charge and (ii) the Investment Strategy will be reset to the current Investment Strategy (the Investment Strategy offered on the reset date). Please carefully consider the impact of automatic resets when you elect Lifetime Income Plus 2007 and while the rider is in effect.

Withdrawals.  If a Gross Withdrawal plus all prior Gross Withdrawals in a
Benefit Year is in excess of the Withdrawal Limit, your Withdrawal Base, Rider
Death Benefit and Roll-Up Value are reduced. The new Withdrawal Base equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Withdrawal Base minus the Gross Withdrawal.

The new Rider Death Benefit equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit minus the Gross Withdrawal.

The new Roll-Up Value will be zero. Additional premium payments will not increase the Roll-Up Value.

If the total Gross Withdrawals in a Benefit Year are less than or equal to the
Withdrawal Limit, we will waive any surrender charge on such total Gross
Withdrawals.

If all Contract Value is allocated to the Investment Strategy, the Withdrawal
Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements based on life expectancy under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value.

                                      90

You should carefully consider when to begin taking withdrawals if you elected
Lifetime Income Plus 2007. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy)
and you may be paying for a benefit you are not using.

Your Contract Value after taking a withdrawal may be less than the amount required to keep your contract in effect. In this event, or if your Contract
Value is reduced to $100, the following will occur:

  .  If the Withdrawal Limit is less than $100, we will pay you the greatest of the Rider Death Benefit, the Contract Value and the present value of the
     Withdrawal Limit in a lump sum, calculated using the Annuity 2000
     Mortality Table and an interest rate of 3%.

  .  If the Withdrawal Limit is greater than or equal to $100, we will begin income payments. We will make payments of a fixed amount for the life of the Annuitant or, if there are Joint Annuitants, the last surviving
     Annuitant. The fixed amount payable annually will equal the most recently calculated Withdrawal Limit. We will make payments monthly or on another periodic basis agreed by us. If the monthly amount is less than $100, we will reduce the frequency so that the payment will be at least $100. The
     Rider Death Benefit will continue under this provision. The Rider Death
     Benefit will be reduced by each payment. The Rider Death Benefit, if any, will be payable on the death of the last surviving Annuitant.

Death Provisions.  At the death of the last surviving Annuitant, a death benefit may be payable under this contract and rider. The amount of any death benefit payable will be the greatest of (a), (b) and (c), where:

   (a) is the death benefit as calculated under the base Contract;

   (b) is the Rider Death Benefit; and

   (c) is any amount payable by any other optional death benefit rider.

The death benefit payable will be paid according to the distribution rules under the contract.

If the designated beneficiary is a surviving spouse who is not an Annuitant, whose age is 45 through 80, and who elects to continue the contract as the new owner, this rider will continue. The Withdrawal Base and Roll-Up Value for the new owner will be the death benefit determined as of the first Valuation Day we receive at our Home Office due proof of death and all required forms. The
Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

If the designated beneficiary is a surviving spouse who is an Annuitant and who elects to continue the contract as the owner, this rider will continue. The
Withdrawal Base and Roll-Up Value will be the same as it was under the contract for the deceased owner. If no withdrawals were taken prior to the first
Valuation Day we receive due proof of death and all required forms at our Home
Office, the Withdrawal Factor for the surviving spouse will be established based on the attained age of the surviving spouse on the date of the first
Gross Withdrawal for the surviving spouse. Otherwise, the Withdrawal Factor will continue as it was under the contract for the deceased Owner.

If the surviving spouse cannot continue the rider, the rider and the rider charge will terminate on the next contract anniversary.

Proceeds that were transferred to the Goldman Sachs Variable Insurance
Trust -- Government Money Market Fund upon the death of the owner will be reallocated to the Investment Strategy, if applicable, and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

Rider Death Benefit.  This rider provides for a death benefit (the "Rider Death
Benefit") that, on the Contract Date, is equal to the initial premium payment.
The Rider Death Benefit is used to determine the death benefit, if any, payable upon the death of the last surviving Annuitant as described in the "Death
Provisions" section above.

Premium payments applied to your contract in a Benefit Year increase the Rider
Death Benefit. If you have allocated all assets to the Investment Strategy from the Benefit Date, any subsequent premium payment will be added to the Rider
Death Benefit. Otherwise, the Rider Death Benefit will be increased only by 50%
of the premium payment.

Gross Withdrawals in a Benefit Year decrease the Rider Death Benefit. If a
Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is less than or equal to the Withdrawal Limit, the Rider Death Benefit will be reduced by the Gross Withdrawal. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Rider Death
Benefit will equal the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

                                      91

   (b) is the prior Rider Death Benefit minus the Gross Withdrawal.

If you choose not to follow the Investment Strategy, your Rider Death Benefit will be reduced as described in the "Impact of Violating the Investment
Strategy on the Withdrawal Factor and Rider Death Benefit" provision above.

Considerations.  While the rider is designed to provide life-time withdrawal benefits, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.

Rider Charge.  We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for Lifetime Income Plus 2007 for those contracts that reset their Withdrawal Base on or after July 15, 2019 is equal to 1.25% of the daily net assets in the Separate Account for both single
Annuitant and Joint Annuitant contracts. The charge for Lifetime Income Plus
2007 for those contracts that have not reset their Withdrawal Base on or after
July 15, 2019 is equal to 0.75% of the daily net assets in the Separate Account for single Annuitant contracts and 0.85% of the daily net assets in the
Separate Account for Joint Annuitant contracts. Once a contract is a Joint
Annuitant contract, and the Joint Annuitant charge is applied, the Joint
Annuitant rider charge will continue while the rider is in effect.

The deduction for the rider charge from the Separate Account is reflected in your Contract Value. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annualized rate of 2.00% of your daily net assets in the Separate Account.

Please note that you will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals under the rider for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.

When the Rider is Effective

If available, Lifetime Income Plus 2007 must be elected at application. The rider will remain in effect while the contract is in force and before the
Maturity Date. The rider may not be terminated prior to the Maturity Date. On the Maturity Date, the rider, and the benefits you are eligible to receive thereunder, will terminate.

At any time before the Maturity Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus 2007. This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.

Change of Ownership

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

General Provisions

For purposes of this rider:

  .  A non-natural entity owner must name an Annuitant and may name the
     Annuitant's spouse as a Joint Annuitant.

  .  An individual owner must also be an Annuitant and may name his or her spouse as a Joint Annuitant at issue.

  .  A joint owner must be the owner's spouse.

  .  If you marry after issue, you may add your spouse as a joint owner and
     Joint Annuitant or as a Joint Annuitant only, subject to our approval.

  .  Under federal tax law, all contract provisions relating to spousal continuation are available only to a person who meets the definition of
     "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.

     Civil union partners are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a civil union partner will have to take required distributions upon the death of the other joint owner/Joint
     Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

                                      92

Examples

The following examples show how Lifetime Income Plus 2007 works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for
       $100,000;

   (2) a bonus credit of $5,000 (5% of $100,000) is applied to the contract;

   (3) the owner makes no additional premium payments;

   (4) all Contract Value is allocated in accordance with the prescribed
       Investment Strategy at all times;

   (5) the owner is age 62 at issue, waits 8 years to take a withdrawal, and has a Withdrawal Factor of 6%;

   (6) the Roll-Up Value increases until age 70;

   (7) the contract earns a net return of -2%;

   (8) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary, the Withdrawal Base and the Rollup
       Value) for the rest of the owner's life; and

   (9) the owner dies upon reaching age 90.

                              Withdrawals                  Withdrawal                  Rider Death
   Age -    Contract Value -    Taken -   Contract Value -   Base -    Roll-Up Value -  Benefit -
End of Year Beginning of Year End of Year   End of Year    End of Year   End of Year   End of Year
--------------------------------------------------------------------------------------------------
    63          $105,000            --        $102,900      $100,000      $105,000      $102,900
    64           102,900            --         100,842       102,900       110,000       100,842
    65           100,842            --          98,825       102,900       115,000       100,000
    66            98,825            --          96,849       102,900       120,000       100,000
    67            96,849            --          94,912       102,900       125,000       100,000
    68            94,912            --          93,013       102,900       130,000       100,000
    69            93,013            --          91,153       102,900       135,000       100,000
    70            91,153        $8,400          80,930       102,900       140,000        90,597
    71            80,930         8,400          70,912       102,900       140,000        81,001
    72            70,912         8,400          61,093       102,900       140,000        71,210
    73            61,093         8,400          51,471       102,900       140,000        61,220
    74            51,471         8,400          42,042       102,900       140,000        51,025
    75            42,042         8,400          32,801       102,900       140,000        40,622
    76            32,801         8,400          23,745       102,900       140,000        30,007
    77            23,745         8,400          14,870       102,900       140,000        19,175
    78            14,870         8,400           6,148       102,900       140,000         8,103
    79             6,148         8,400              --       102,900       140,000            --
    80                --         8,400              --       102,900       140,000            --
    81                --         8,400              --       102,900       140,000            --
    82                --         8,400              --       102,900       140,000            --
    83                --         8,400              --       102,900       140,000            --
    84                --         8,400              --       102,900       140,000            --
    85                --         8,400              --       102,900       140,000            --
    86                --         8,400              --       102,900       140,000            --
    87                --         8,400              --       102,900       140,000            --
    88                --         8,400              --       102,900       140,000            --
    89                --         8,400              --       102,900       140,000            --
    90                --         8,400              --       102,900       140,000            --
--------------------------------------------------------------------------------------------------

                                      93

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for
       $100,000;

   (2) a bonus credit of $5,000 (5% of $100,000) is applied to the contract;

   (3) the owner makes no additional premium payments;

   (4) all Contract Value is allocated in accordance with the prescribed
       Investment Strategy at all times;

   (5) the owner is age 77 at issue, waits 5 years to take a withdrawal, and has a Withdrawal Factor of 7%;

   (6) the Roll-Up Value increases for 5 years;

   (7) the contract earns a net return of -2%;

   (8) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary, the Withdrawal Base and the Rollup
       Value) for the rest of the owner's life; and

   (9) the owner dies upon reaching age 90.

                              Withdrawals                  Withdrawal                  Rider Death
   Age -    Contract Value -    Taken -   Contract Value -   Base -    Roll-Up Value -  Benefit -
End of Year Beginning of Year End of Year   End of Year    End of Year   End of Year   End of Year
--------------------------------------------------------------------------------------------------
    78          $105,000            --        $102,900      $100,000      $105,000      $102,900
    79           102,900            --         100,842       102,900       110,000       100,842
    80           100,842            --          98,825       102,900       115,000       100,000
    81            98,825            --          96,849       102,900       120,000       100,000
    82            96,849        $8,750          86,162       102,900       125,000        90,781
    83            86,162         8,750          75,688       102,900       125,000        81,374
    84            75,688         8,750          65,425       102,900       125,000        71,774
    85            65,425         8,750          55,366       102,900       125,000        61,979
    86            55,366         8,750          45,509       102,900       125,000        51,984
    87            45,509         8,750          35,849       102,900       125,000        41,785
    88            35,849         8,750          26,382       102,900       125,000        31,378
    89            26,382         8,750          17,104       102,900       125,000        20,759
    90            17,104         8,750           7,987       102,900       125,000         9,906
--------------------------------------------------------------------------------------------------

                                      94

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for
       $100,000;

   (2) a bonus credit of $5,000 (5% of $100,000) is applied to the contract;

   (3) the owner makes no additional premium payments;

   (4) all Contract Value is allocated in accordance with the prescribed
       Investment Strategy at all times;

   (5) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (6) the Roll-Up Value increases for 1 year;

   (7) the contract earns a net return of 8%;

   (8) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary, the Withdrawal Base and the Rollup
       Value) for the rest of the owner's life;

   (9) the Withdrawal Base is systematically reset annually on the contract anniversary; and

  (10) the owner dies upon reaching age 90.

                              Withdrawals                  Withdrawal                  Rider Death
   Age -    Contract Value -    Taken -   Contract Value -   Base -    Roll-Up Value -  Benefit -
End of Year Beginning of Year End of Year   End of Year    End of Year   End of Year   End of Year
--------------------------------------------------------------------------------------------------
    66          $105,000        $ 5,775       $107,625      $100,000      $105,000      $107,625
    67           107,625          5,919        110,316       107,625       105,000       110,316
    68           110,316          6,067        113,074       110,316       105,000       113,074
    69           113,074          6,219        115,900       113,074       105,000       115,900
    70           115,900          6,375        118,798       115,900       105,000       118,798
    71           118,798          6,534        121,768       118,798       105,000       121,768
    72           121,768          6,697        124,812       121,768       105,000       124,812
    73           124,812          6,865        127,932       124,812       105,000       127,932
    74           127,932          7,036        131,131       127,932       105,000       131,131
    75           131,131          7,212        134,409       131,131       105,000       134,409
    76           134,409          7,392        137,769       134,409       105,000       137,769
    77           137,769          7,577        141,213       137,769       105,000       141,213
    78           141,213          7,767        144,744       141,213       105,000       144,744
    79           144,744          7,961        148,362       144,744       105,000       148,362
    80           148,362          8,160        152,071       148,362       105,000       152,071
    81           152,071          8,364        155,873       152,071       105,000       155,873
    82           155,873          8,573        159,770       155,873       105,000       159,770
    83           159,770          8,787        163,764       159,770       105,000       163,764
    84           163,764          9,007        167,858       163,764       105,000       167,858
    85           167,858          9,232        172,055       167,858       105,000       172,055
    86           172,055          9,463        176,356       172,055       105,000       176,356
    87           176,356          9,700        180,765       176,356       105,000       180,765
    88           180,765          9,942        185,284       180,765       105,000       185,284
    89           185,284         10,191        189,916       185,284       105,000       189,916
    90           189,916         10,445        194,664       189,916       105,000       194,664
--------------------------------------------------------------------------------------------------

                                      95

Lifetime Income Plus

Lifetime Income Plus provides guaranteed withdrawals for the life of the
Annuitant(s), at least equal to premium payments, with upside potential, provided you meet certain conditions. If you:

  .  allocate all Contract Value to the prescribed Investment Strategy; and

  .  limit total Gross Withdrawals in each Benefit Year to an amount no greater than the Withdrawal Limit;

then you will be eligible to receive total Gross Withdrawals in each Benefit
Year equal to the Withdrawal Limit until the last death of an Annuitant.

For important information about the Investment Strategy, please see the
"Investment Strategy for Lifetime Income Plus and Lifetime Income Plus 2007"
provision below.

The guaranteed minimum withdrawal benefit provided under the rider may be reduced or lost based on the withdrawals you take from the contract. For example, your guaranteed minimum withdrawal benefit will be reduced if you take excess withdrawals in a Benefit Year. See the "Withdrawals" provision below.
Your benefit will also be reduced if you choose not to follow the Investment
Strategy. See the "Impact of Violating the Investment Strategy on the
Withdrawal Factor and Rider Death Benefit" provision below. You will also lose the guaranteed minimum withdrawal benefit if you annuitize or surrender the contract. In addition, you will no longer receive lifetime payments of your guaranteed minimum withdrawal benefit if (i)(a) after a withdrawal, your
Contract Value is less than the amount required to keep your contract in effect or (b) your Contract Value is reduced to $0 and (ii) your Withdrawal Limit is less than $100. Instead, you could receive, at least, a lump sum equal to the present value of future lifetime payments in the amount of the Withdrawal Limit.

The Rider Death Benefit provided under the rider, if elected, will be reduced and may be lost based on withdrawals you take from the contract. Your benefit will also be reduced if you choose not to follow the Investment Strategy. See the "Impact of Violating the Investment Strategy on the Withdrawal Factor and
Rider Death Benefit" provision below. You will also lose the Rider Death
Benefit if you annuitize or surrender the contract.

Lifetime Income Plus is not available for contracts issued on or after May 1,
2008.

Withdrawal Limit.  The Withdrawal Limit is calculated on each Valuation Day.
The Withdrawal Limit is (a) multiplied by (b) where:

   (a) is the greater of the Contract Value on the prior contract anniversary and the Withdrawal Base; and

   (b) is the Withdrawal Factor.

Withdrawal Base.  The Withdrawal Base is an amount used to establish the
Withdrawal Limit. The Withdrawal Factor is established based on the attained age of the younger Annuitant on the earlier of the Valuation Day of the first
Gross Withdrawal and the Valuation Day when the Contract Value is reduced to zero.

Your initial Withdrawal Base is equal to your initial premium payment received and is adjusted when any subsequent premium payment is received, as described in the "Premium Payments" provision.

Premium Payments.  Any premium payment applied to your contract will adjust your Withdrawal Base and your Rider Death Benefit. Please note that we do not consider Bonus Credits as "premium payments" for purposes of the contract and this rider. Therefore, any applicable Bonus Credit will not be included in the
Withdrawal Base or the Rider Death Benefit. You will have to reset your benefit under the terms of the rider to capture the Bonus Credit or any related earnings in the Withdrawal Base.

In order to obtain the full benefit provided by this rider, you must allocate all assets to the prescribed Investment Strategy since the Benefit Date. If you have allocated all assets to the prescribed Investment Strategy since the
Benefit Date, any subsequent premium payment will be added to the Withdrawal
Base and the Rider Death Benefit. If you have not allocated all assets to the prescribed Investment Strategy, the Withdrawal Base still will be increased by the amount of the premium payment, but the Rider Death Benefit will be increased only by 50% of the premium payment.

Important Note.  We reserve the right to not adjust the Withdrawal Base and/or the Rider Death Benefit for any subsequent premium payments received.  As a result, it is possible that you would not be able to make subsequent premium payments after the initial premium payment to take advantage of the benefits provided by Lifetime Income Plus that would be associated with such additional premium payments. For example, if you make premium payments that are not included in the calculation of your Withdrawal Base or the Rider Death Benefit, you will pay a higher rider charge to the extent that the premium payments increase the Contract Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such premium payments, you

                                      96

are less likely to realize any benefit under Lifetime Income Plus, because it is less likely that your Contract Value will be less than the Withdrawal Base.
Bonus Credits will have a similar effect on your contract because they increase
Contract Value but do not adjust the Withdrawal Base or the Rider Death Benefit when they are applied to the contract. Before making premium payments that do not increase the Withdrawal Base or Rider Death Benefit, you should consider that: (i) the guaranteed amounts provided by the Withdrawal Base and the Rider
Death Benefit will not include such premium payments or Bonus Credits; (ii) any such premium payments or Bonus Credits make it less likely that you will receive a benefit in the form of an additional amount even if your Contract
Value has declined; and (iii) this rider may not make sense for you if you intend to make premium payments that will not increase the Withdrawal Base and the Rider Death Benefit.

Impact of Violating the Investment Strategy on the Withdrawal Factor and Rider
Death Benefit.  Beginning on the first Valuation Day after you choose not to follow the Investment Strategy, your Withdrawal Factor and Rider Death Benefit will be reduced by 50%.

You may elect to resume participation in the Investment Strategy, as described in the "Restoration or Reset of the Benefit" provision below, provided we receive notice of your election at our Home Office in a form acceptable to us.

We will not reduce your Withdrawal Factor or Rider Death Benefit if you are not following the Investment Strategy due to a Portfolio liquidation or a Portfolio dissolution and the assets are transferred from the liquidated or dissolved
Portfolio to another Portfolio.

Restoration or Reset of the Benefit

Restoration.  If your Withdrawal Factor and Rider Death Benefit have been reduced because you have not allocated all assets to the prescribed Investment
Strategy, you will have a one-time opportunity to restore your Withdrawal
Factor and Rider Death Benefit.

Reset.  If all of the Annuitants are ages 50 through 80, you may choose to reset your Withdrawal Base on an annual anniversary of the Contract Date that is at least 12 months after the later of the Contract Date and the last reset date.

If you do reset your Withdrawal Base, as of that date, we will:

  .  reset the Withdrawal Base to your Contract Value;

  .  reset the charge for this rider. The new charge, which may be higher than your previous charge, will never exceed 2.00% annually; and

  .  reset the Investment Strategy to the current Investment Strategy.

Effective on and after July 15, 2019, the charge for Lifetime Income Plus increased, on an annual basis, to 1.25% upon reset of the Withdrawal Base. The rider charge increase applies to both single Annuitant and Joint Annuitant contracts regardless of the date the contract was issued. If you are potentially impacted, you will receive written notice in advance of your contract anniversary informing you of your options as well as a discussion of certain circumstances in which a reset would not be in your best interest. If your rider is scheduled to systematically reset, you will have the opportunity to opt-out of the systematic reset and resulting rider charge increase. If you have to request a manual reset, you will have the opportunity to reset and, if you reset, incur the higher rider charge. We reserve the right to discontinue sending written notice of the potential impact of a reset after we send you the first notice.

                                      97

There are similarities as well as distinct differences between restoring your
Withdrawal Factor and resetting your Withdrawal Base and Withdrawal Factor. The following provides a comparison of those similarities and differences:

           Restore Provision                         Reset Provision
---------------------------------------------------------------------------------
You may restore on a contract            You may reset on a contract anniversary
anniversary once during the life of      periodically after your Benefit Date.
this rider.
---------------------------------------------------------------------------------
You must allocate all assets to the      You must allocate all assets to the
prescribed Investment Strategy in        prescribed Investment Strategy
effect as of the last Benefit Date       available as of the date of the reset.
prior to the reduction in benefits.
---------------------------------------------------------------------------------
Your rider charge assessed will remain   Your rider charge may increase, not to
the same as the charge that was in       exceed an annualized rate of 2.00% of
effect as of your last Benefit Date      assets in the Separate Account,
prior to the reduction in benefits.      calculated on a daily basis.
---------------------------------------------------------------------------------
Your Withdrawal Base will be the lesser  Your Withdrawal Base will be reset to
of the current Contract Value and your   equal your Contract Value as of the
prior Withdrawal Base.                   date you reset your benefit.
---------------------------------------------------------------------------------
The Withdrawal Factor will be restored   The Withdrawal Factor will be reset to
to 100% of the original age Withdrawal   100% of the original age Withdrawal
Factor.                                  Factor.
---------------------------------------------------------------------------------
The Rider Death Benefit will be the      The Rider Death Benefit will be the
lesser of Contract Value and total       lesser of Contract Value and total
premium payments less Gross Withdrawals. premium payments less Gross Withdrawals.
---------------------------------------------------------------------------------

For either a restoration of your Withdrawal Factor, or a reset of your
Withdrawal Base, we must receive notice of your election in writing at our Home
Office, at least 15 days prior to your next contract anniversary. You may restore your Withdrawal Factor and Rider Death Benefit once during the life of your contract.

You may not use the restore or reset provision if any Annuitant is older than age 80 on the contract anniversary. We reserve the right to limit the restoration date to a contract anniversary on or after three complete years from the Benefit Date.

Systematic Resets.  You may elect to reset your Withdrawal Base automatically on an available contract anniversary (a "systematic reset"). If you have not previously elected to systematically reset your benefit, or if your election has terminated, we must receive written notice of your election to systematically reset your benefit at our Home Office at least 15 days prior to your next contract anniversary.

A systematic reset of your Withdrawal Base will occur when your contract value is higher than the Withdrawal Base as of the available contract anniversary or, if the contract anniversary is not a Valuation Day, as of the next Valuation
Day. By "available contract anniversary" we mean a contract anniversary on which you are eligible to reset your benefit, as such requirements (age and otherwise) are described herein.

Systematic resets will continue until and unless:

   (a) the Investment Strategy is violated;

   (b) the owner (or owners) submits a written request to our Home Office to terminate systematic resets;

   (c) income payments begin via annuitization;

   (d) the Investment Strategy changes, allocations are affected, and we do not receive confirmation from you at our Home Office of new allocations; or

   (e) ownership changes.

Please note that a systematic reset will occur on an available contract anniversary if contract value is even nominally higher than the Withdrawal Base
(e.g., as little as $1.00 or even $0.01 higher) and, therefore, a systematic reset may not be in your best interest because: (i) the charge for this rider may be higher than your previous charge; and (ii) the Investment Strategy will be reset to the current Investment Strategy (the Investment Strategy offered on the reset date). Please carefully consider whether it is in your best interest to elect to systematically reset your Withdrawal Base.

Withdrawals.  If a Gross Withdrawal plus all prior Gross Withdrawals in a
Benefit Year is in excess of the Withdrawal Limit, your Withdrawal Base and
Rider Death Benefit are reduced. The new Withdrawal Base equals the lesser of
(a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Withdrawal Base minus the Gross Withdrawal.

The new Rider Death Benefit equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

                                      98

   (b) is the prior Rider Death Benefit minus the Gross Withdrawal.

If the total Gross Withdrawals in a Benefit Year are less than or equal to the
Withdrawal Limit, we will waive any surrender charge on such total Gross
Withdrawals.

If all Contract Value is allocated to the Investment Strategy, the Withdrawal
Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements based on life expectancy under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value.

You should carefully consider when to begin taking withdrawals if you elected
Lifetime Income Plus. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

Your Contract Value after taking a withdrawal may be less than the amount required to keep your contract in effect. In this event, or if your Contract
Value becomes zero, your contract, all riders and endorsements, including this rider, will terminate and the following will occur:

  .  If the Withdrawal Limit is less than $100, we will pay you the greatest of the Rider Death Benefit, the Contract Value and the present value of the
     Withdrawal Limit in a lump sum calculated using the Annuity 2000 Mortality
     Table and an interest rate of 3%.

  .  If the Withdrawal Limit is greater than or equal to $100, we will issue you a supplemental contract. We will continue to pay you the Withdrawal
     Limit until the last death of an Annuitant. We will make payments monthly or on another periodic basis agreed to by us. If the monthly amount is less than $100, we will reduce the frequency, to no less than annually, so that the payment will be at least $100. The Rider Death Benefit will continue under the supplemental contract. The Rider Death Benefit will be reduced by each payment made under the supplemental contract. The Rider
     Death Benefit, if any, will be payable on the last death of an Annuitant.

Rider Death Benefit.  This rider provides for a death benefit (the "Rider Death
Benefit") that, on the Contract Date, is equal to the initial premium payment.
The Rider Death Benefit is used to determine the death benefit payable upon the death of the last Annuitant as described in the "Death Provisions" section below.

Premium payments applied to your contract in a Benefit Year increase the Rider
Death Benefit. If you have allocated all assets to the Investment Strategy since the Benefit Date, any subsequent premium payment will be added to the
Rider Death Benefit. Otherwise, the Rider Death Benefit will be increased only by 50% of the premium payment.

Gross Withdrawals in a Benefit Year decrease the Rider Death Benefit. If a
Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is less than or equal to the Withdrawal Limit, the Rider Death Benefit will be reduced by the Gross Withdrawal. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Rider Death
Benefit will equal the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit minus the Gross Withdrawal.

If you choose not to follow the Investment Strategy, your Rider Death Benefit will be reduced as described in the "Impact of Violating the Investment
Strategy on the Withdrawal Factor and Rider Death Benefit" provision above.

Rider Charge.  We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for Lifetime Income Plus for those contracts that reset their Withdrawal Base on or after July 15, 2019 is equal to 1.25% of the daily net assets in the Separate Account for both single Annuitant and
Joint Annuitant contracts. The charge for Lifetime Income Plus for those contracts that have not reset their Withdrawal Base on or after July 15, 2019 is equal to 0.60% of the daily net assets in the Separate Account for single
Annuitant contracts and 0.75% of the daily net assets in the Separate Account for Joint Annuitant contracts. Once a contract is a Joint Annuitant contract, and the Joint Annuitant charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect.

The deduction for the rider charge from the Separate Account is reflected in your Contract Value. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annualized rate of 2.00% of your daily net assets in the Separate Account.

                                      99

Please note that you will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals under the rider for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.

Considerations.  While the rider is designed to provide life-time withdrawal benefits, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.

When the Rider is Effective

Lifetime Income Plus must be elected at application. Lifetime Income Plus is not available for contracts issued on or after May 1, 2008. The rider will remain in effect while the contract is in force and before the Maturity Date.
The rider may not be terminated prior to the Maturity Date. On the Maturity
Date, the rider, and the benefits you are eligible to receive thereunder, will terminate.

At any time before the Maturity Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus. This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.

Change of Ownership

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

General Provisions

For purposes of this rider:

  .  A non-natural entity owner must name an Annuitant and may name the
     Annuitant's spouse as a Joint Annuitant.

  .  An individual owner must also be an Annuitant.

  .  You may name only your spouse as a joint owner.

  .  If there is only one owner, that owner may name only his or her spouse as a Joint Annuitant at issue.

  .  If you marry after issue, you may add your spouse as a joint owner and
     Joint Annuitant or as a Joint Annuitant only, subject to our approval.

  .  Under federal tax law, all contract provisions relating to spousal continuation are available only to a person who meets the definition of
     "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.

     Civil union partners are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a civil union partner will have to take required distributions upon the death of the other joint owner/Joint
     Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

Death Provisions

At the death of the last Annuitant, a death benefit may be payable under this contract and rider. The amount of any death benefit payable will be the greatest of (a), (b) and (c), where:

   (a) is the death benefit as calculated under the base Contract;

   (b) is the Rider Death Benefit; and

   (c) is any amount payable by any other optional death benefit rider.

The death benefit payable will be paid according to the distribution rules under the contract.

If the designated beneficiary is a surviving spouse who is not an Annuitant, whose age is 50 through 80, and who elects to continue the contract as the new owner, this rider will continue. The Withdrawal Base for the new owner will be the death benefit determined as of the first Valuation Day we have receipt of due proof of death and all required forms at our Home Office. The Withdrawal
Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

If the designated beneficiary is a surviving spouse who is an Annuitant and who elects to continue the contract as the owner, this rider will continue. The
Withdrawal Base will be the same as it was under the contract for the deceased owner. If no withdrawals were taken prior to the first Valuation Day we receive due proof of death and all required forms at our Home Office, the Withdrawal
Factor for the surviving spouse will be established based on the attained age of the surviving spouse on the date of the first Gross Withdrawal for the surviving spouse. Otherwise, the Withdrawal Factor will continue as it was under the contract for the deceased Owner.

If the surviving spouse cannot continue the rider, the rider and the rider charge will terminate on the next contract anniversary.

Proceeds that were transferred to the Goldman Sachs Variable Insurance
Trust -- Government Money Market Fund upon the death of the owner will be reallocated to the Investment Strategy, if applicable, and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

                                      100

Examples

The following examples show how Lifetime Income Plus works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for
       $100,000;

   (2) a bonus credit of $5,000 (5% of $100,000) is applied to the contract;

   (3) the owner makes no additional premium payments;

   (4) all Contract Value is allocated in accordance with the prescribed
       Investment Strategy at all times;

   (5) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (6) the contract earns a net return of -2%;

   (7) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary and the Withdrawal Base) until the
       Contract Value reduces to zero, at which time a supplemental contract is issued which pays the Withdrawal Limit for the rest of the owner's life;
       and

   (8) the owner dies upon reaching age 90.

                      Withdrawals                  Withdrawal  Rider Death
    Contract Value -    Taken -   Contract Value -   Base -     Benefit -
Age Beginning of Year End of Year   End of Year    End of Year End of Year
--------------------------------------------------------------------------
65      $105,000        $5,500        $97,400       $100,000     $94,500
66        97,400         5,500         89,952        100,000      89,000
67        89,952         5,500         82,653        100,000      83,500
68        82,653         5,500         75,500        100,000      78,000
69        75,500         5,500         68,490        100,000      72,500
70        68,490         5,500         61,620        100,000      67,000
71        61,620         5,500         54,888        100,000      61,500
72        54,888         5,500         48,290        100,000      56,000
73        48,290         5,500         41,824        100,000      50,500
74        41,824         5,500         35,488        100,000      45,000
75        35,488         5,500         29,278        100,000      39,500
76        29,278         5,500         23,192        100,000      34,000
77        23,192         5,500         17,229        100,000      28,500
78        17,229         5,500         11,384        100,000      23,000
79        11,384         5,500          5,631        100,000      17,500
80         5,631         5,500              0        100,000      12,000
81             0         5,500              0        100,000       6,500
82             0         5,500              0        100,000       1,000
83             0         5,500              0        100,000           0
84             0         5,500              0        100,000           0
85             0         5,500              0        100,000           0
86             0         5,500              0        100,000           0
87             0         5,500              0        100,000           0
88             0         5,500              0        100,000           0
89             0         5,500              0        100,000           0
--------------------------------------------------------------------------

                                      101

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for
       $100,000;

   (2) a bonus credit of $5,000 (5% of $100,000) is applied to the contract;

   (3) the owner makes no additional premium payments;

   (4) all Contract Value is allocated in accordance with the prescribed
       Investment Strategy at all times;

   (5) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (6) the contract earns a net return of 8%;

   (7) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary and the Withdrawal Base) for the rest of the owner's life;

   (8) the owner resets the Withdrawal Base on each contract anniversary; and

   (9) the owner dies upon reaching age 90.

                      Withdrawals                  Withdrawal  Rider Death
    Contract Value -    Taken -   Contract Value -   Base -     Benefit -
Age Beginning of Year End of Year   End of Year    End of Year End of Year
--------------------------------------------------------------------------
65      $105,000        $ 5,500       $107,900      $100,000     $94,500
66       107,900          5,935        110,598       107,900      88,566
67       110,598          6,083        113,362       110,598      82,483
68       113,362          6,235        116,196       113,362      76,248
69       116,196          6,391        119,101       116,196      69,857
70       119,101          6,551        122,079       119,101      63,306
71       122,079          6,714        125,131       122,079      56,592
72       125,131          6,882        128,259       125,131      49,710
73       128,259          7,054        131,466       128,259      42,656
74       131,466          7,231        134,752       131,466      35,425
75       134,752          7,411        138,121       134,752      28,014
76       138,121          7,597        141,574       138,121      20,417
77       141,574          7,787        145,114       141,574      12,630
78       145,114          7,981        148,741       145,114       4,649
79       148,741          8,181        152,460       148,741           0
80       152,460          8,385        156,271       152,460           0
81       156,271          8,595        160,178       156,271           0
82       160,178          8,810        164,183       160,178           0
83       164,183          9,030        168,287       164,183           0
84       168,287          9,256        172,494       168,287           0
85       172,494          9,487        176,807       172,494           0
86       176,807          9,724        181,227       176,807           0
87       181,227          9,967        185,758       181,227           0
88       185,758         10,217        190,401       185,758           0
89       190,401         10,472        195,162       190,401           0
--------------------------------------------------------------------------

                                      102

This next example demonstrates the effect of withdrawals exceeding the
Withdrawal Limit. It assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for
       $100,000;

   (2) a bonus credit of $5,000 (5% of $100,000) is applied to the contract;

   (3) the owner makes no additional premium payments;

   (4) all Contract Value is allocated in accordance with the prescribed
       Investment Strategy at all times;

   (5) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (6) the contract earns a net return of 8%;

   (7) the owner takes partial withdrawals equal to $7,000 each year for the rest of the owner's life;

   (8) the owner resets his Withdrawal Base on each contract anniversary; and

   (9) the owner dies upon reaching age 90.

                      Withdrawals                     Withdrawal     Withdrawal  Rider Death
    Contract Value -    Taken -   Contract Value -      Limit -        Base -     Benefit -
Age Beginning of Year End of Year   End of Year    Before Withdrawal End of Year End of Year
--------------------------------------------------------------------------------------------
65      $105,000        $7,000        $106,400          $ 5,500       $ 93,000     $93,000
66       106,400         7,000         107,912            5,852         99,400      86,000
67       107,912         7,000         109,545            5,935        100,912      79,000
68       109,545         7,000         111,309            6,025        102,545      72,000
69       111,309         7,000         113,213            6,122        104,309      65,000
70       113,213         7,000         115,270            6,227        106,213      58,000
71       115,270         7,000         117,492            6,340        108,270      51,000
72       117,492         7,000         119,891            6,462        110,492      44,000
73       119,891         7,000         122,483            6,594        112,891      37,000
74       122,483         7,000         125,281            6,737        115,483      30,000
75       125,281         7,000         128,304            6,890        118,281      23,000
76       128,304         7,000         131,568            7,057        121,304      16,000
77       131,568         7,000         135,093            7,236        124,568       9,000
78       135,093         7,000         138,901            7,430        128,093       2,000
79       138,901         7,000         143,013            7,640        131,901           0
80       143,013         7,000         147,454            7,866        136,013           0
81       147,454         7,000         152,250            8,110        140,454           0
82       152,250         7,000         157,430            8,374        145,250           0
83       157,430         7,000         163,025            8,659        150,430           0
84       163,025         7,000         169,067            8,966        156,025           0
85       169,067         7,000         175,592            9,299        162,067           0
86       175,592         7,000         182,639            9,658        168,592           0
87       182,639         7,000         190,251           10,045        175,639           0
88       190,251         7,000         198,471           10,464        183,251           0
89       198,471         7,000         207,348           10,916        191,471           0
--------------------------------------------------------------------------------------------

                                      103

Investment Strategy for Lifetime Income Plus and Lifetime Income Plus 2007

In order to receive the full benefit provided by Lifetime Income Plus and
Lifetime Income Plus 2007, you must invest all premium payments and allocations in accordance with a prescribed Investment Strategy. If you do not allocate all assets in accordance with a prescribed Investment Strategy, your benefit under the rider will be reduced by 50%. Even if your benefit is reduced, you will continue to pay the full amount charged for the rider.

Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus
Solution must always allocate assets in accordance with the Investment
Strategy. The Investment Strategy for Lifetime Income Plus 2008 is discussed above in the "Lifetime Income Plus 2008" provision of this prospectus. The
Investment Strategy for Lifetime Income Plus Solution is discussed above in the
"Lifetime Income Plus Solution" provision of this prospectus.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an
Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.

The Investment Strategy includes Designated Subaccounts and Asset Allocation
Model C. Under this Investment Strategy, contract owners may allocate assets to either Asset Allocation Model C or to one or more Designated Subaccounts.
Contract owners may not allocate assets to Asset Allocation Model C and one or more Designated Subaccounts. For more information about Asset Allocation Model
C and the Subaccounts comprising Asset Allocation Model C and the Designated
Subaccounts, please see the "Subaccounts" and "Asset Allocation Program"
provisions of this prospectus.

On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the
Designated Subaccounts or in accordance with the allocations that comprise
Asset Allocation Model C. In addition, we will also rebalance your Contract
Value on any Valuation Day after any transaction involving a withdrawal, receipt of a premium payment or a transfer of Contract Value, unless you instruct us otherwise.

Shares of a Portfolio may become unavailable under the contract for new premium payments, transfers and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment
Strategies may be modified to respond to such events by removing unavailable
Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent premium payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Periodic rebalancing to unavailable Portfolios will cease and any imbalances in percentages due to lack of asset rebalancing will not cause a reduction in your benefit.

If you request a transfer or send a subsequent premium payment with allocation instructions to a Portfolio that is not part of the prescribed Investment
Strategy, we will honor your instructions. Please be aware, however, that your total Contract Value will not be invested in accordance with the prescribed
Investment Strategy and the guaranteed amount available for withdrawal will be reduced by 50%, resulting in a reduction in your benefit. You may reset your benefit on the next available reset date as described in the "Restoration or
Reset of the Benefit" provision for the applicable Guaranteed Minimum
Withdrawal Benefit Rider Option.

The current Investment Strategy is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:

       AB Variable Products Series Fund, Inc. -- AB Balanced Wealth Strategy
       Portfolio -- Class B;

       AIM Variable Insurance Funds (Invesco Variable Insurance Funds) --
       Invesco V.I. Conservative Balanced Fund -- Series II shares (formerly,
       Invesco Oppenheimer V.I. Conservative Balanced Fund -- Series II Shares);

       AIM Variable Insurance Funds (Invesco Variable Insurance
       Funds) -- Invesco V.I. Equity and Income Fund -- Series II shares;

       BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation
       V.I. Fund -- Class III;

       Fidelity Variable Insurance Products Fund -- VIP Balanced
       Portfolio -- Service Class 2;

       Janus Aspen Series -- Janus Henderson Balanced Portfolio -- Service
       Shares;

       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service
       Class Shares; and/or

       State Street Variable Insurance Series Funds, Inc. --Total Return V.I.S.
       Fund -- Class 3 Shares;

                                      104

       OR

   (2) owners may allocate assets to Asset Allocation Model C.

DEATH OF OWNER AND/OR ANNUITANT

For contracts issued on or after the later of May 1, 2003, or the date on which state insurance authorities approve applicable contract modifications, the following provisions apply:

Distribution Provisions Upon Death of Owner or Joint Owner

In certain circumstances, federal tax law requires that distributions be made under this contract upon an individual's death. Except as described below in the "Distribution Rules" provisions, a distribution is required upon the death of:

   (1) an owner or joint owner; or

   (2) the Annuitant or Contingent Annuitant if any owner or joint owner is a non-natural entity.

The amount of proceeds payable upon the death of an owner or joint owner (or the Annuitant or Contingent Annuitant if an owner or joint owner is a non-natural entity) and the methods available for distributing such proceeds are described below.

If any owner or joint owner who is not also an Annuitant dies prior to the
Maturity Date, the amount of proceeds payable will be the Contract Value as of the first Valuation Day we have receipt of the request for surrender or choice of applicable payment choice, due proof of death and any required forms at our
Home Office.

Death Benefit at Death of Any Annuitant Before the Maturity Date

If the Annuitant dies before the Maturity Date, regardless of whether the
Annuitant is also an owner or joint owner, the amount of proceeds payable is the death benefit. Upon receipt at our Home Office of due proof of the
Annuitant's death and all required forms (generally, due proof of death is a certified copy of the death certificate or a certified copy of the decree of a court of competent jurisdiction as to the finding of death), a death benefit will be paid in accordance with your instructions, subject to distribution rules and termination of contract provisions discussed in the contract and elsewhere in this prospectus.

The death benefit choices we offer are:

   (1) the Basic Death Benefit;

   (2) the Annual Step-Up Death Benefit Rider Option;

   (3) the 5% Rollup Death Benefit Rider Option;

   (4) the Earnings Protector Death Benefit Rider Option; and

   (5) the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death
       Benefit Rider Option.

We automatically provide the Basic Death Benefit to you. The death benefit rider options are available to you for an additional charge and the death benefit options must be elected at the time of application. You may elect the
Annual Step-Up Death Benefit Rider with Lifetime Income Plus, Lifetime Income
Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution at the
time of application. You may not elect any of the other optional death benefit riders with Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income
Plus 2008 or Lifetime Income Plus Solution. You may elect the Earnings
Protector Death Benefit Rider with either the Annual Step-Up Death Benefit
Rider or the 5% Rollup Death Benefit Rider. You may not, however, elect the
Annual Step-Up Death Benefit Rider and the 5% Rollup Death Benefit Rider
together or in any combination. The Earnings Protector and Greater of Annual
Step-Up and 5% Rollup Death Benefit Rider may not be elected with any other death benefit rider.

The death benefit varies based on:

   (1) the Annuitant's age on the date the contract is issued;

   (2) the Annuitant's age on the date of his or her death;

   (3) the number of contract years that elapse from the date the contract is issued until the date of the Annuitant's death; and

   (4) whether any premium taxes are due at the time the death benefit is paid.

Basic Death Benefit

The Basic Death Benefit available for all contracts issued is equal to the greater of:

   (a) premium payments adjusted for any partial surrenders and any applicable premium taxes; and

   (b) the Contract Value on the Valuation Day upon receipt of due proof of death and all required forms at our Home Office.

Partial surrenders (including partial surrenders taken pursuant to the terms of
Lifetime Income Plus or Lifetime Income Plus 2007) will reduce the death benefit proportionally by the same percentage that the partial surrender
(including any applicable surrender charges and any premium taxes assessed)
reduces the Contract Value.

Please refer to Appendix A for an example of the calculation of the Basic Death
Benefit.

                                      105

Annual Step-Up Death Benefit Rider Option

The Annual Step-Up Death Benefit Rider adds an extra feature to the Basic Death
Benefit. Under the Annual Step-Up Death Benefit Rider, the amount of death benefit proceeds we will pay upon receipt of due proof of death of the
Annuitant and all required forms at our Home Office will be the greater of:

  .  the Basic Death Benefit; and

  .  the Annual Step-Up Death Benefit Rider Option described below.

The following is the Annual Step-Up Death Benefit if the Annuitant is age 80 or
younger on the date the contract is issued:

The Annual Step-Up Death Benefit on the Contract Date is the initial premium payment. The Annual Step-Up Death Benefit will be reset on each contract anniversary, up to and including the later of the fifth contract anniversary and the contract anniversary next following or coincident with the 80th birthday of the Annuitant and on the Valuation Day that we receive due proof of death and all require forms at our Home Office. At each reset date, the Annual
Step-Up Death Benefit equals the greater of (a) and (b) where:

   (a) is the Contract Value; and

   (b) is the Annual Step-Up Death Benefit on the last reset date plus premium payments made since the last reset date, adjusted for any partial surrenders made and premium taxes paid since the last reset date.

Partial surrenders (including partial surrenders taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit for Life Rider) reduce the Annual
Step-Up Death Benefit proportionally by the same percentage that the partial surrender (including any applicable surrender charges and any premium taxes assessed) reduces the Contract Value.

The following is the Annual Step-Up Death Benefit if the Annuitant is older than age 80 on the date the contract is issued:

The Annual Step-Up Death Benefit on the Contract Date is the initial premium payment. The Annual Step-Up Death Benefit will be reset on each contract anniversary, up to and including the contract anniversary next following or coincident with the 85th birthday of the Annuitant and on the Valuation Day that we receive due proof of death and all require forms at our Home Office. At each reset date, the Annual Step-Up Death Benefit equals the greater of (a) and
(b) where:

   (a) is the Contract Value; and

   (b) is the Annual Step-Up Death Benefit on the last reset date plus premium payments made since the last reset date, adjusted for any partial surrenders made and premium taxes paid since the last reset date.

Partial surrenders (including partial surrenders taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit for Life Rider) reduce the Annual
Step-Up Death Benefit proportionally by the same percentage that the partial surrender (including any applicable surrender charges and any premium taxes assessed) reduces the Contract Value.

You may only elect the Annual Step-Up Death Benefit Option Rider at the time of application. Once elected, it may not be terminated and it will remain in effect while this contract is in force until income payments begin. On the
Maturity Date, this rider and its corresponding charge will terminate.

The Annual Step-Up Death Benefit Option Rider may not be available in all states or in all markets. We charge an additional amount for this benefit. This charge will not exceed an annual rate of 0.20% of your Contract Value at the time of the deduction. See the "Fee Tables" provision of this prospectus for additional information.

Please refer to Appendix A for an example of the calculation of the Annual
Step-Up Death Benefit Rider Option.

5% Rollup Death Benefit Rider Option

The 5% Rollup Death Benefit Rider adds an extra feature to the Basic Death
Benefit. Under the 5% Rollup Death Benefit Rider, the amount of death benefit proceeds we will pay upon receipt of due proof of death of the Annuitant and all required forms at our Home Office will be the greater of:

  .  the Basic Death Benefit; and

  .  the 5% Rollup Death Benefit Rider Option described below.

The 5% Rollup Death Benefit Rider Option is available only to contracts where the Annuitant is age 75 or younger on the date the contract is issued.

The 5% Rollup Death Benefit on the Contract Date is the initial premium payment. At the end of each Valuation Period after the Contract Date, the 5%
Rollup Death Benefit is equal to the lesser of (a) and (b) where:

   (a) is 200% of premium payments; and

   (b) is the Rollup Death Benefit at the end of the last Valuation Period increased by a daily interest factor, equivalent to a 5% annual effective interest rate, plus premium payments made during the current
       Valuation Period and adjusted for any partial surrenders and premium taxes paid during the current Valuation Period.

                                      106

Partial surrenders taken each contract year, up to 5% of premium payments, calculated at the time of the partial surrender, reduce the 5% Rollup Death
Benefit by the same amount that the partial surrender, including any surrender charges any premium taxes paid, reduces the Contract Value. If partial surrenders greater than 5% of premium payments are taken in any contract year, the 5% Rollup Death Benefit is reduced proportionally for that partial surrender and all future partial surrenders by the same percentage that the partial surrender, including any surrender charges and any premium taxes paid, reduces the Contract Value.

Partial surrenders may have unintended consequences to your 5% Rollup Death
Benefit. This benefit increases daily at a compounded rate of 5%. Because of this, any partial surrenders in a contract year that exceed the accumulated rollup interest, up to an amount equal to 5% of premium payments, will reduce the death benefit amount below the value at the start of the contract year.

You may only elect the 5% Rollup Death Benefit Option Rider at the time of application. Once elected, it may not be terminated and it will remain in effect while this contract is in force until income payments begin. On the
Maturity Date, this rider and its corresponding charge will terminate.

The 5% Rollup Death Benefit Option Rider may not be available in all states or in all markets. We charge an additional amount for this benefit. This charge will not exceed an annual rate of 0.30% of your Contract Value at the time of the deduction. See the "Fee Tables" provision of this prospectus for additional information.

Please refer to Appendix A for an example of the calculation of the 5% Rollup
Death Benefit Rider Option.

Earnings Protector Death Benefit Rider Option

The Earnings Protector Death Benefit Rider adds an extra feature to your death benefit. The Earnings Protector Death Benefit Rider is available only to contracts where the Annuitant is age 75 or younger on the date the contract is issued.

The following is the Earnings Protector Death Benefit if the Annuitant is age
70 or younger on the date the contract is issued:

The Earnings Protector Death Benefit is equal to 40% of earnings which are defined as (a) minus (b) where:

   (a) is the Contract Value as of the first Valuation Day we have receipt of due proof of death and all required forms at our Home Office; and

   (b) is the sum of all premium payments paid and not previously surrendered.

The Earnings Protector Death Benefit cannot exceed 70% of premium payments adjusted for partial surrenders. Premium payments, other than the initial premium payment, paid within 12 months of the date of the Annuitant's death, are not included in this calculation. The Earnings Protector Death Benefit will never be less than zero.

The following is the Earnings Protector Death Benefit if the Annuitant is older than age 70 on the date the contract is issued:

The Earnings Protector Death Benefit is equal to 25% of earnings which are defined as (a) minus (b) where:

   (a) is the Contract Value as of the first Valuation Day we have receipt of due proof of death and all required forms at our Home Office; and

   (b) is the sum of all premium payments paid and not previously surrendered.

The Earnings Protector Death Benefit cannot exceed 40% of premium payments paid as adjusted for partial surrenders. Premium payments, other than the initial premium payment, paid within 12 months of the date of the Annuitant's death, are not included in this calculation. The Earnings Protector Death Benefit will never be less than zero.

Under both age scenarios listed above, partial surrenders are taken first from gain and then from premium payments made. For purposes of this rider, gain is calculated as (a) plus (b) minus (c) minus (d), but not less than zero, where:

   (a) is the Contract Value on the Valuation Day we receive your partial surrender or total surrender request;

   (b) is the total of any partial surrenders;

   (c) is the total of premium payments paid; and

   (d) is the total of any gain previously surrendered.

You may only elect the Earnings Protector Death Benefit Rider Option at the
time of application. Once elected, it may not be terminated and it will remain in effect while the contract is in force until income payments begin. On the
Maturity Date, this rider and its corresponding charge will terminate.

The Earnings Protector Death Benefit Rider Option may not be available in all states or in all markets. We charge an additional amount for this benefit. This charge will not exceed an annual rate of 0.30% of your Contract Value at the time of the deduction. See the "Fee Tables" provision of this prospectus for additional information.

                                      107

Please refer to Appendix A for an example of the calculation of the Earnings
Protector Death Benefit Rider Option.

There are important things you should consider before you purchase the Earnings
Protector Death Benefit Rider Option. These include:

  .  The Earnings Protector Death Benefit Rider Option does not guarantee that any amounts under the benefit will become payable at death. Market declines resulting in your Contract Value being less than your premium payments paid and not previously surrendered may result in no additional amount being payable.

  .  Once you purchase the Earnings Protector Death Benefit Rider Option, you
     cannot terminate it. This means that regardless of any changes in your circumstances, we will continue to assess a charge for the Earnings
     Protector Death Benefit Rider Option.

  .  Please take advantage of the guidance of a qualified financial adviser in evaluating the Earnings Protector Death Benefit Rider Option, as well as the other aspects of the contract.

The Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death
Benefit Rider Option

The Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death
Benefit Rider Option combines the Greater of the Annual Step-Up and 5% Rollup
Death Benefit Rider Option plus the Earnings Protector Death Benefit Rider
Option. Under this rider option, the amount of death benefit proceeds we will pay upon receipt of due proof of death of the Annuitant and all required forms at our Home Office will be the greatest of:

  .  the Basic Death Benefit;

  .  the Annual Step-Up Death Benefit Rider Option described above; and

  .  the 5% Rollup Death Benefit Rider Option described above; plus

  .  the Earnings Protector Death Benefit Rider Option described above.

You may only elect the Earnings Protector and Greater of Annual Step-Up and 5%
Rollup Death Benefit Rider Option at the time of application. Once elected, it may not be terminated and it will remain in effect while this contract is in force until income payments begin. On the Maturity Date, this rider and its corresponding charge will terminate.

The Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death
Benefit Rider Option may not be available in all states or in all markets. We charge an additional amount for this benefit. This charge will not exceed an annual rate of 0.70% of your Contract Value at the time of the deduction. See the "Fee Tables" provision of this prospectus for additional information.

Termination of Death Benefit Rider Options When Contract Assigned or Sold

Your death benefit rider options will terminate in the event that you assign or sell this contract, unless your contract is assigned or sold pursuant to a court order.

How to Claim Proceeds and/or Death Benefit Payments

At the death of:

   (1) an owner or joint owner (or the Annuitant if any owner or joint owner is a non-natural entity); or

   (2) the Annuitant;

the person or entity first listed below who is alive or in existence on the date of that death will become the designated beneficiary:

   (1) owner or joint owner;

   (2) primary beneficiary;

   (3) contingent beneficiary;

   (4) owner or joint owner's estate.

The designated beneficiary will be treated thereafter as the sole owner of the contract. The designated beneficiary may choose one of the Payment Choices described below, or a default Payment Choice will apply if no such election is made. For purposes of this provision, if there is more than one primary beneficiary named, each one will be treated separately with respect to their portion of the contract. Thus, in cases where there are multiple designated beneficiaries, once all required information is received, each designated beneficiary will be allocated their share of the proceeds in accordance with the terms of the contract and as specified by the owner. Then, each designated beneficiary may elect one of the Payment Choices below or have the default
Payment Choice apply. If there is no primary beneficiary(ies) alive or in existence at the time of the death, all proceeds will be then payable to any named contingent beneficiary(ies).

We should be notified immediately by telephone or in writing upon the death of an owner, joint owner or Annuitant. We have the right to request that any notification of death given by telephone be immediately followed by written notification. Upon notification, no additional premium payments will be accepted (unless the designated beneficiary is the spouse of the

                                      108

deceased and that spousal designated beneficiary has elected to continue the contract). Upon such notification of death, we will transfer all assets in the
Separate Account to the Goldman Sachs Variable Insurance Trust -- Government
Money Market Fund until receipt of due proof of death and any required forms.
Due proof of death consists of a death certificate issued by a government jurisdiction or a court of law. Any required forms can consist of information necessary in order to pay any named designated beneficiary(ies) and any other information necessary to process applicable proceeds.

Payment Choices:  The designated beneficiary may elect the form in which the proceeds will be paid from the following Payment Choices (and if no election is made, the default Payment Choice described below will apply):

   (1) receive the proceeds in a lump sum;

   (2) receive the proceeds over a period of five years following the date of death. At the end of the five year period, any remaining amount will be distributed in a lump sum (if the designated beneficiary dies before all payments have been distributed, the remaining proceeds will be paid to the person or entity named by the designated beneficiary or his or her estate if no person or entity is named);

   (3) elect Optional Payment Plan (1) or (2) as described in the "Optional
       Payment Plans" provision of this prospectus. If elected, payments must commence no later than one year after the date of death. In addition, if
       Optional Payment Plan (1) is chosen, the period certain cannot exceed the designated beneficiary's life expectancy, and if Optional Payment
       Plan (2) is chosen, the fixed period cannot exceed the designated beneficiary's life expectancy;

   (4) elect a "stretch" payment choice, as described in the "Stretch Payment
       Choices" provision below;

   (5) if the designated beneficiary is the spouse of a deceased owner, he or she may continue the contract as stated in the "Distribution Rules"
       provision; or

   (6) if the designated beneficiary is an owner or joint owner who is a natural person, he or she may continue the contract as stated in the
       "Distribution Rules" provision.

If a designated beneficiary makes no election within 60 days following receipt of due proof of death and all required forms at our Home Office, payments will default to Payment Choice (2).

If your contract is a Qualified Contract, not all elections will satisfy required minimum distribution rules. Note that effective for owners who die on or after January 1, 2020, subject to certain exceptions, most non-spouse designated beneficiaries must now complete death benefit distributions within ten years of the owner's death in order to satisfy required minimum distribution rules. Consult a tax adviser before making an election.

Stretch Payment Choices

The following payment choice is available to designated beneficiaries of
Non-Qualified Contracts:

A designated beneficiary of a Non-Qualified Contract may apply the death proceeds of the contract to provide for an annual payment equal to the Minimum
Annual Income, described below, for the life expectancy of the designated beneficiary. The first income payment must be made no later than 350 days after the original owner's date of death. The income payment period must be a period not exceeding the designated beneficiary's life expectancy. Payments will continue annually on the distribution date until the death of the designated beneficiary or the Contract Value is reduced to $0. Upon death of the designated beneficiary, the person or entity named by the designated beneficiary or, if no one is named, the designated beneficiary's estate may receive the remaining Contract Value. The recipient may take the Contract Value as a lump sum or continue to receive the annual payment on the distribution date equal to the Minimum Annual Income, or until the Contract Value is reduced to $0.

The Minimum Annual Income is the amount withdrawn each year to satisfy Section
72(s)(2)(B) of the Code. The Minimum Annual Income will be re-determined each year for the designated beneficiary's life expectancy using the Single Life
Table in Section 1.401(a)(9)-9 A-1 of the Income Tax Regulations, as amended.
After death, the Minimum Annual Income is calculated using the designated beneficiary's remaining life expectancy. We may offer alternative calculations of Minimum Annual Income based on amortization or annuitization calculations methods described in guidance published by the Internal Revenue Service.

Special rules for this payment choice only:

  .  This payment choice cannot be selected if the Minimum Annual Income would be less than $100.

  .  The designated beneficiary must elect a distribution date on which payments will be made. The first distribution date must be no later than
     350 days after the owner's date of death.

  .  Amounts paid to satisfy the Minimum Annual Income will not be subject to surrender charges. Surrender charges will apply to amounts withdrawn above the Minimum Annual Income.

  .  Optional living benefit and death benefit riders are not available with this payment choice.

  .  Additional premium payments may not be added with this payment choice.

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Under this payment choice, the contract will terminate upon payment of the entire Contract Value.

The following payment choice is available to designated beneficiaries of
Qualified Contracts or any beneficiary receiving death proceeds from any other individual retirement plan:

An inherited owner may apply death proceeds to provide for an annual payment equal to the Minimum Annual Income, described below. For purposes of this provision, an inherited owner is any designated beneficiary receiving death proceeds from a Qualified Contract or any beneficiary receiving death proceeds from any other individual retirement plan. A surviving spouse may elect to be treated as an inherited owner in lieu of exercising spousal continuation. The inherited owner will be named the Annuitant at election of the payment choice.

Payments under this payment choice will continue annually on the distribution date selected by the inherited owner, subject to the special rules stated
below, until the death of the inherited owner or the Contract Value is reduced to $0. Upon death of the inherited owner, the person or entity named by the inherited owner or, if no one is named, the inherited owner's estate may receive the remaining Contract Value. The recipient may take the Contract Value as a lump sum or continue to receive the annual payment on the distribution date equal to the Minimum Annual Income until the Contract Value is reduced to
$0.

The Minimum Annual Income is the amount withdrawn each year to satisfy Section
408(b)(3) of the Code. The Minimum Annual Income will be based on the applicable distribution period for required minimum distributions after death, as provided in Section 1.401(a)(9)-5 A-5 of the Income Tax Regulations.

Special rules for this payment choice only:

  .  This payment choice cannot be selected if the Minimum Annual Income would be less than $100.

  .  The inherited owner must elect a distribution date on which payments will be made. If the inherited owner is the surviving spouse of the original
     IRA owner within the meaning of Section 401(a)(9)(B)(iv) of the Code, then the first distribution date elected must be the later of either: (i)
     December 15th of the year in which the deceased would have been age 70 1/2 or (ii) December 15th of the year following the original IRA owner's death. If the inherited owner is not the surviving spouse of the original
     IRA owner, then the first distribution date elected must be within 350 days from the date of death. If the surviving spouse dies before the first distribution date, the first distribution date under this rider will be determined by treating death of the surviving spouse as death of the original IRA owner and the surviving spouse's designated beneficiary as the inherited owner.

  .  Amounts paid to satisfy the Minimum Annual Income will not be subject to surrender charges. Surrender charges will apply to amounts withdrawn above the Minimum Annual Income.

  .  Optional living benefit and death benefit riders are not available with this payment choice.

  .  Additional premium payments may not be added with this payment choice

This payment choice will not satisfy required minimum distribution rules for designated beneficiaries other than "eligible designated beneficiaries" as defined in Section 401(a)(9)(H) of the Code. Consult a tax adviser before making this payment choice.

Under this payment choice, the contract will terminate upon payment of the entire Contract Value.

Spendthrift Provision.  An owner may, by providing written notice to our Home
Office in a manner acceptable to the Company, choose the method of payment of death proceeds under the contract by selecting any payment choice, including any Optional Payment Plan, that a designated beneficiary may have chosen. A designated beneficiary (other than the surviving spouse) cannot change the payment choice that the owner has selected. The owner may also specify at the time of electing an income payment option that any payments remaining to be made at the owner's death cannot be commuted or assigned. While living, the owner may revoke any such limitations on the rights of the designated beneficiary by providing written notice of such revocation to our Home Office in a manner acceptable to the Company. If the payment choice selected by the owner does not apply to a designated beneficiary, the limitations imposed by this paragraph shall not apply to such designated beneficiary. For example, a payment choice based on an individual's life does not apply to the owner's estate and the estate would be free to make its own payment choice as designated beneficiary after the owner's death.

Distribution Rules

When Death Occurs Before the Maturity Date

The distribution rules below apply to Non-Qualified Contracts that are generally treated as annuity contracts under the Code. These rules also apply where federal tax law does not provide alternative distribution rules. These rules do not apply to Qualified Contracts and, if alternative distribution rules apply, contracts that do not qualify as annuity contracts under federal tax law, and may not apply to contracts held by certain entities. For Qualified
Contracts, the required minimum distribution

                                      110

provisions of the Code apply. The required minimum distribution rules are generally specified in the endorsement, plan document, or other writing establishing the plan or individual retirement arrangement. Note that effective for owners who die on or after January 1, 2020, subject to certain exceptions, most non-spouse designated beneficiaries must now complete death benefit distributions within ten years of the owner's death in order to satisfy required minimum distribution rules. See the "Tax Matters" provision of this prospectus.

If the sole designated beneficiary is the spouse of the deceased, the spouse may continue the contract as the new owner. If the deceased was also an
Annuitant, the spouse will automatically become the new sole Annuitant. As the new named owner and Annuitant, the spouse may exercise all rights as stated in the contract. Should the spouse remarry, the new spouse may not exercise this provision at the death of the surviving spouse. If the spouse is one of multiple designated beneficiaries, the spouse may only continue the contract with the proportion allocated to him or her by the owner as stated on the application or later in writing in a form acceptable to us.

If the designated beneficiary(ies) is not the spouse of the deceased, the designated beneficiary(ies) may not continue the contract indefinitely. If payment choice 1 or 2 is elected, the proceeds from the contract must be distributed within five years of the date of death. If payment choice 3 is elected (within 60 days following receipt of due proof of death and all required forms at our Home Office), payments will begin within one year of the date of the deceased owner's death and extend over the designated beneficiary's life or a period not longer than the designated beneficiary's life expectancy.

If the designated beneficiary is an owner or joint owner, the owner (if the owner is a natural person) may continue the contract. Contract Value for the continued contract will be equal to the death benefit proceeds. If there is no
Joint Annuitant, the Owner will become the new sole Annuitant. If there is a
Joint Annuitant, the Joint Annuitant will become the sole Annuitant. The owner may exercise all rights as stated in the contract before an Annuitant's death.

When Death Occurs On or After the Maturity Date

On or after the Maturity Date, if an owner, joint owner, Annuitant, or designated beneficiary dies while the contract is in force, payments that are already being made under the contract will be made at least as rapidly as under the method of distribution in effect at the time of death, notwithstanding any other provision of the contract.

DEATH OF OWNER AND/OR ANNUITANT

The following death benefit provisions apply to contracts issued prior to May
1, 2003, or prior to the date state insurance authorities approve applicable contract modifications, unless noted otherwise.

Death Benefit at Death of Any Annuitant Before the Maturity Date

If the Annuitant dies before the Maturity Date, regardless of whether the
Annuitant is also an owner or joint owner of the contract, the amount of proceeds available for the designated beneficiary (as defined below) is the death benefit. This death benefit may be referred to as the "Annual Estate
Protector/SM/" in our marketing materials. Upon receipt of due proof of the
Annuitant's death (generally, due proof is a certified copy of the death certificate or a certified copy of the decree of a court of competent jurisdiction as to the finding of death), a death benefit will be paid in accordance with your instructions, subject to distribution rules and termination of contract provisions discussed in the contract and elsewhere in this prospectus.

The death benefit choices we offer are:

   (1) the Basic Death Benefit;

   (2) the Optional Guaranteed Minimum Death Benefit; and

   (3) the Optional Enhanced Death Benefit.

We automatically provide the Basic Death Benefit to you. The Optional
Guaranteed Minimum Death Benefit and the Optional Enhanced Death Benefit are
available to you for an additional charge.

The death benefit varies based on:

   (1) the Annuitant's age on the date the contract is issued;

   (2) the Annuitant's age on the date of his or her death;

   (3) the number of contract years that elapse from the date the contract is issued until the date of the Annuitant's death; and

   (4) whether any premium taxes are due at the time the death benefit is paid.

Basic Death Benefit

For contracts issued on or after the later of May 15, 2001, or the date on which state insurance authorities approve applicable contract modifications, but prior to May 1, 2003, or prior to the date state insurance authorities approve applicable contract modifications, the Basic Death Benefit will be as follows:

If the Annuitant is age 80 or younger on the date the contract is issued and he or she dies before his or her first contract

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anniversary, the Basic Death Benefit will be equal to the greater of:

   (1) the Contract Value as of the date we receive due proof of death; and

   (2) premium payments received, reduced for an adjustment due to any partial surrenders (including any surrender charges and any premium taxes assessed).

If the Annuitant is age 80 or younger on the date the contract is issued and he or she dies after his or her first contract anniversary, the death benefit will be equal to the greatest of:

   (1) the greatest sum of (a) and (b), where:

      (a) is the Contract Value on any contract anniversary occurring prior to the Annuitant's 80th birthday; and

      (b) is premium payments received after such contract anniversary.

       The sum of (a) and (b) above is reduced for an adjustment due to any partial surrenders (including any surrender charges and premium taxes assessed) taken since the applicable contract anniversary.

   (2) the Contract Value as of the date we receive due proof of death; and

   (3) premium payments received, reduced for an adjustment due to any partial surrenders (including any surrender charges and premium taxes assessed).

If the Annuitant is age 81 or older on the date the contract is issued, the death benefit will be equal to the Contract Value as of the date we receive due proof of death.

We will adjust the death benefit for partial surrenders (including any surrender charges and premium taxes assessed) in the same proportion as the percentage that the partial surrender (including any surrender charges and premium taxes assessed) reduces the Contract Value.

Please refer to Appendix A in this prospectus for an example of the Basic Death
Benefit calculation.

For contracts issued prior to May 15, 2001, or prior to the date on which state insurance authorities approve applicable contract modifications, the Basic
Death Benefit will be as follows:

The death benefit equals the sum of (a) and (b) where:

   (a) the Contract Value as of the date we receive due proof of death; and

   (b) is the excess, if any, of the unadjusted death benefit as of the date of the Annuitant's death over the Contract Value as of the date of the
       Annuitant's death, with interest credited on that excess from the date of the Annuitant's death to the date of distribution. The rate credited may depend on applicable law or regulation. Otherwise, we will set it.

The unadjusted death benefit varies based on the Annuitant's age at the time we issued the contract and on the Annuitant's age at the time of death.

If the Annuitant is age 80 or younger on the date the contract is issued and he or she dies before his or her first contract anniversary, the unadjusted death benefit will be equal to the greater of:

   (1) the Contract Value as of the date of death; and

   (2) premium payments received, reduced for an adjustment due to any partial surrenders (including any surrender charges and premium taxes assessed).

If the Annuitant is age 80 or younger on the date the contract is issued and he or she dies after his or her first contract anniversary, the unadjusted death benefit will be equal to the greatest of:

   (1) the greatest sum of (a) and (b), where:

      (a) is the Contract Value on any contract anniversary occurring prior to the Annuitant's 80th birthday; and

      (b) is premium payments received after such contract anniversary.

       The sum of (a) and (b) above is reduced for an adjustment for any partial surrenders (including any surrender charges and premium taxes assessed) taken since the applicable contract anniversary.

   (2) the Contract Value as of the date of death; and

   (3) premium payments received, reduced for an adjustment due to any partial surrenders (including any surrender charges and premium taxes assessed).

If the Annuitant is age 81 or older on the date the contract is issued, the unadjusted death benefit will be equal to the Contract Value as of the date of death.

We will adjust the death benefit for partial surrenders in (including any surrender charges and premium taxes assessed) the same proportion as the percentage that the partial surrender (including any surrender charges and premium taxes assessed) reduces the Contract Value.

Please refer to Appendix A in this prospectus for an example of the Basic Death
Benefit calculation.

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Optional Guaranteed Minimum Death Benefit

The Guaranteed Minimum Death Benefit is available to contracts with Annuitants age 75 or younger at the time the contract is issued. If the owner elects the
Guaranteed Minimum Death Benefit at the time of application, upon the death of the Annuitant, we will pay to the designated beneficiary, the greater of:

   (1) the Basic Death Benefit; and

   (2) the Guaranteed Minimum Death Benefit.

The Guaranteed Minimum Death Benefit may also be referenced in our marketing materials as the "Six Percent EstateProtector/SM/."

If the Annuitant dies on the first Valuation Day, the Guaranteed Minimum Death
Benefit will be equal to the premium payments received.

If the Annuitant dies after the first Valuation Day, then at the end of each
Valuation Period until the contract anniversary on which the Annuitant attains age 80, the Guaranteed Minimum Death Benefit equals the lesser of (a) and (b), where:

   (a) is the total of all premium payments we receive, multiplied by two, adjusted for any partial surrenders taken prior to or during that
       Valuation Period; and

   (b) is the Guaranteed Minimum Death Benefit of the preceding Valuation
       Period, with assets in the Subaccounts increased by an effective annual rate of 6% (an "increase factor"); this does not include assets allocated to the Subaccount investing in the available Goldman Sachs
       Variable Insurance Trust -- Government Money Market Fund, plus any additional premium payments we received during the current Valuation
       Period, adjusted for any partial surrenders taken during the current
       Valuation period.

We will adjust the Guaranteed Minimum Death Benefit for partial surrenders proportionally by the same percentage that the partial surrender (including any applicable surrender charges and premium taxes assessed) reduces the Contract
Value.

For assets in the Subaccount investing in the Goldman Sachs Variable Insurance
Trust -- Government Money Market Fund, the increase factor is equal to the lesser of:

   (1) the net investment factor of the Subaccount for Valuation Period, minus one; and

   (2) a factor for the Valuation Period equivalent to an effective annual rate of 6%.

For assets allocated to the Guarantee Account, the increase factor is equal to the lesser of:

   (1) the factor for the Valuation Period equivalent to the credited rate(s)
       applicable to such allocations; and

   (2) a factor for the Valuation Period equivalent to an effective annual rate of 6%.

After the Annuitant attains age 80, the increase factor will be zero (0). The
Guaranteed Minimum Death Benefit is effective on the Contract Date (unless another effective date is shown on the contract data page) and will remain in effect while the contract is in force and before income payments begin, or until the contract anniversary following the date we receive your written request to terminate the benefit. If we receive your request to terminate the benefit within 30 days following any contract anniversary, we will terminate the Guaranteed Minimum Death Benefit as of that contract anniversary.

We charge you for the Guaranteed Minimum Death Benefit. We deduct this charge against the Contract Value at each contract anniversary after the first and at the time you fully surrender the contract. At full surrender, we will charge you a pro-rata portion of the annual charge. Currently, this charge is equal to an annual rate of 0.25% of your prior contract year's average Guaranteed
Minimum Death Benefit. We guarantee that this charge will not exceed an annual rate of 0.35% of your prior contract year's average Guaranteed Minimum Death
Benefit. The rate charged to your contract will be fixed at the time your contract is issued. See the "Charge for the Optional Guaranteed Minimum Death
Benefit" provision of this prospectus.

The Guaranteed Minimum Death Benefit option may not be available in all states or markets.

Please refer to Appendix A for an example of the Optional Guaranteed Minimum
Death Benefit calculation.

Optional Enhanced Death Benefit

The Optional Enhanced Death Benefit (which may be referred to as "Earnings
Protector" in our marketing materials) adds an extra feature to our Basic Death
Benefit and, if applicable, the Optional Guaranteed Minimum Death Benefit.

You may only elect the Optional Enhanced Death Benefit at the time of application. Once elected, the benefit will remain in effect while your contract is in force until income payments begin. You cannot otherwise terminate this benefit.

We charge you an additional amount for the Optional Enhanced Death Benefit.
Currently, this amount is an annual rate of 0.20% of the average of:

   (1) your Contract Value at the beginning of the previous contract year; and

   (2) your Contract Value at the end of the previous contract year.

The charge for the Optional Enhanced Death Benefit is taken on each contract anniversary. We guarantee that this charge will not exceed an annual rate of
0.35% of your average Contract

                                      113

Value, as described above. The rate that applies to your contract will be fixed at issue. See the "Charge for the Optional Enhanced Death Benefit" provision of this prospectus.

The Optional Enhanced Death Benefit may not be available in all states or markets. In addition, to be eligible for this rider, the Annuitant cannot be older than age 75 at the time the contract is issued unless we approve a different age.

The Optional Enhanced Death Benefit varies based on the age of the Annuitant at issue. Your optional Enhanced Death Benefit will never be less than zero.

If the Annuitant is age 70 or younger at the date the contract is issued, the
Optional Enhanced Death Benefit equals 40% of (a) minus (b), where:

   (a) is the Contract Value as of the date we receive due proof of death; and

   (b) premiums paid, not previously surrendered.

This death benefit cannot exceed 70% of premiums paid adjusted for partial surrenders. Premiums, other than the initial premium, paid within 12 months of death are not included in this calculation.

If the Annuitant is older than age 70 at the time the contract is issued, the
Optional Enhanced Death Benefit equals 25% of (a) minus (b), where:

   (a) is the Contract Value on the date we receive due proof of death; and

   (b) premiums paid, not previously surrendered.

This death benefit cannot exceed 40% of premiums paid, adjusted for partial surrenders. Premiums, other than the initial premium, paid within 12 months of death are not included in this calculation.

Under both age scenarios listed above, we take partial surrenders first from gain and then from premiums paid. For purposes of this benefit, we calculate gain as (a) plus (b) minus (c) minus (d), but not less than zero, where:

   (a) is the Contract Value on the date we receive your partial surrender request;

   (b) is the total of any partial surrenders, excluding surrender charges, previously taken;

   (c) is the total of premiums paid; and

   (d) is the total of any gain previously surrendered.

Please refer to Appendix A for an example of the Optional Enhanced Death
Benefit calculation.

There are important things you should consider before you purchase the Optional
Enhanced Death Benefit. These include:

  .  The Optional Enhanced Death Benefit does not guarantee that any amounts under the benefit will become payable at death. Market declines resulting in your Contract Value being less than your premiums paid and not previously surrendered may result in no Enhanced Death Benefit being payable.

  .  Once you purchase the Optional Enhanced Death Benefit, you cannot terminate it. This means that regardless of any changes in your circumstances, we will continue to assess a charge for the Optional
     Enhanced Death Benefit.

  .  Please take advantage of the guidance of a qualified financial adviser in evaluating the Optional Enhanced Death Benefit option, as well as the other aspects of the contract.

When We Calculate the Death Benefit

We will calculate the Basic Death Benefit, the Optional Guaranteed Minimum
Death Benefit, and Optional Enhanced Death Benefit on the date we receive due proof of death at our Home Office. Until we receive complete written instructions satisfactory to us from the beneficiary, the assets will remain allocated to the Separate Account and/or the Guarantee Account, according to your last instructions. This means that the calculated death benefit will fluctuate with the performance of the Subaccounts in which you are invested.

Death of an Owner or Joint Owner Before the Maturity Date

In certain circumstances, federal tax law requires that distributions be made under this contract upon the first death of:

  .  an owner or joint owner (or the Annuitant if any owner is a non-natural entity); or

  .  the Annuitant.

The discussion below describes the methods available for distributing the value of the contract upon death.

At the death of any owner (or Annuitant, if the owner is a non-natural entity), the person or entity first listed below who is alive or in existence on the date of that death will become the designated beneficiary:

   (1) owner or joint owner;

   (2) primary beneficiary;

   (3) contingent beneficiary; or

   (4) owner's estate.

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We then will treat the designated beneficiary as the sole owner of the contract. If there is more than one designated beneficiary, we will treat each one separately in applying the tax law's rules described below.

Distribution Rules:  Distributions required by federal tax law differ depending on whether the designated beneficiary is the spouse of the deceased owner (or the spouse of the deceased Annuitant, if the contract is owned by a non-natural entity).

  .  Spouses -- If the designated beneficiary is the spouse of the deceased, the spouse may continue the contract as the new owner. If the deceased was the Annuitant, and there was no surviving contingent Annuitant, the spouse will automatically become the new Annuitant. At the death of the spouse, this provision may not be used again, even if the spouse remarries. In such case, the entire interest in the contract will be paid within 5 years of such spouse's death to the beneficiary named by the spouse. If no beneficiary is named, such payment will be made to the spouse's estate.
     The amount payable will be equal to the death benefit on the date we receive due proof of the Annuitant's death. Any increase in the Contract
     Value will be allocated to the Subaccounts and/or the Guarantee Account using the premium allocation in effect at that time. Any death benefit payable subsequently (at the death of the new Annuitant) will be calculated as if the spouse had purchased a contract for the new Contract
     Value on the date we received due proof of death. Any death benefit will be based on the new Annuitant's age as of the date we receive due proof of death of the original owner, rather than the age of the previously deceased Annuitant. All other provisions will continue as if the spouse had purchased the contract on the original Contract Date.

  .  Non-Spouses -- If the designated beneficiary is not the spouse of the deceased person, this contract cannot be continued in force indefinitely.
     Instead, upon the death of any owner (or Annuitant, if the owner is a non-natural entity), payments must be made to (or for the benefit of) the designated beneficiary under one of the following payment choices:

      (1) receive the Surrender Value in one lump sum payment upon receipt of due proof of death (see the "Requesting Payments" provision of this prospectus);

      (2) receive the Surrender Value at any time during the five year period following the date of death. At the end of the five year period, we will pay in a lump sum payment any Surrender Value still remaining;

      (3) apply the Surrender Value to provide a monthly income benefit under
          Optional Payment Plan 1 or 2. The first monthly income benefit payment must be made no later than one year after the date of death.
          Also, the monthly income benefit payment period must be either the lifetime of the designated beneficiary or a period not exceeding the designated beneficiary's life expectancy; or.

      (4) elect a "stretch" payment choice, as described in the "Stretch
          Payment Choices" provision below.

If your contract is a Qualified Contract, not all elections will satisfy required minimum distribution rules. Note that effective for owners who die on or after January 1, 2020, subject to certain exceptions, most non-spouse designated beneficiaries must now complete death benefit distributions within ten years of the owner's death in order to satisfy required minimum distribution rules. Consult a tax adviser before making an election.

Stretch Payment Choices

The following payment choice is available to designated beneficiaries of
Non-Qualified Contracts:

A designated beneficiary of a Non-Qualified Contract may apply the death proceeds of the contract to provide for an annual payment equal to the Minimum
Annual Income, described below, for the life expectancy of the designated beneficiary. The first income payment must be made no later than 350 days after the original owner's date of death. The income payment period must be a period not exceeding the designated beneficiary's life expectancy. Payments will continue annually on the distribution date until the death of the designated beneficiary or the Contract Value is reduced to $0. Upon death of the designated beneficiary, the person or entity named by the designated beneficiary or, if no one is named, the designated beneficiary's estate may receive the remaining Contract Value. The recipient may take the Contract Value as a lump sum or continue to receive the annual payment on the distribution date equal to the Minimum Annual Income, or until the Contract Value is reduced to $0.

The Minimum Annual Income is the amount withdrawn each year to satisfy Section
72(s)(2)(B) of the Code. The Minimum Annual Income will be re-determined each year for the designated beneficiary's life expectancy using the Single Life
Table in Section 1.401(a)(9)-9 A-1 of the Income Tax Regulations, as amended.
After death, the Minimum Annual Income is calculated using the designated beneficiary's remaining life expectancy. We may offer alternative calculations of Minimum Annual Income based on amortization or annuitization calculations methods described in guidance published by the Internal Revenue Service.

Special rules for this payment choice only:

  .  This payment choice cannot be selected if the Minimum Annual Income would be less than $100.

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  .  The designated beneficiary must elect a distribution date on which payments will be made. The first distribution date must be no later than
     350 days after the owner's date of death.

  .  Amounts paid to satisfy the Minimum Annual Income will not be subject to surrender charges. Surrender charges will apply to amounts withdrawn above the Minimum Annual Income.

  .  Optional living benefit and death benefit riders are not available with this payment choice.

  .  Additional premium payments may not be added with this payment choice.

Under this payment choice, the contract will terminate upon payment of the entire Contract Value.

The following payment choice is available to designated beneficiaries of
Qualified Contracts or any beneficiary receiving death proceeds from any other individual retirement plan:

An inherited owner may apply death proceeds to provide for an annual payment equal to the Minimum Annual Income, described below. For purposes of this provision, an inherited owner is any designated beneficiary receiving death proceeds from a Qualified Contract or any beneficiary receiving death proceeds from any other individual retirement plan. A surviving spouse may elect to be treated as an inherited owner in lieu of exercising spousal continuation. The inherited owner will be named the Annuitant at election of the payment choice.

Payments under this payment choice will continue annually on the distribution date selected by the inherited owner, subject to the special rules stated
below, until the death of the inherited owner or the Contract Value is reduced to $0. Upon death of the inherited owner, the person or entity named by the inherited owner or, if no one is named, the inherited owner's estate may receive the remaining Contract Value. The recipient may take the Contract Value as a lump sum or continue to receive the annual payment on the distribution date equal to the Minimum Annual Income until the Contract Value is reduced to
$0.

The Minimum Annual Income is the amount withdrawn each year to satisfy Section
408(b)(3) of the Code. The Minimum Annual Income will be based on the applicable distribution period for required minimum distributions after death, as provided in Section 1.401(a)(9)-5 A-5 of the Income Tax Regulations.

Special rules for this payment choice only:

  .  This payment choice cannot be selected if the Minimum Annual Income would be less than $100.

  .  The inherited owner must elect a distribution date on which payments will be made. If the inherited owner is the surviving spouse of the original
     IRA owner within the meaning of Section 401(a)(9)(B)(iv) of the Code, then the first distribution date elected must be the later of either: (i)
     December 15th of the year in which the deceased would have been age 70 1/2 or (ii) December 15th of the year following the original IRA owner's death. If the inherited owner is not the surviving spouse of the original
     IRA owner, then the first distribution date elected must be within 350 days from the date of death. If the surviving spouse dies before the first distribution date, the first distribution date under this rider will be determined by treating death of the surviving spouse as death of the original IRA owner and the surviving spouse's designated beneficiary as the inherited owner.

  .  Amounts paid to satisfy the Minimum Annual Income will not be subject to surrender charges. Surrender charges will apply to amounts withdrawn above the Minimum Annual Income.

  .  Optional living benefit and death benefit riders are not available with this payment choice.

  .  Additional premium payments may not be added with this payment choice

This payment choice will not satisfy required minimum distribution rules for designated beneficiaries other than "eligible designated beneficiaries" as defined in Section 401(a)(9)(H) of the Code. Consult a tax adviser before making this payment choice.

Under this payment choice, the contract will terminate upon payment of the entire Contract Value.

If no choice is made by the designated beneficiary within 30 days following receipt of due proof of death, we will pay the Surrender Value within 5 years of the date of death. Due proof of death must be provided within 90 days of the date of death. We will not accept any premium payments after the non-spouse's death. If the designated beneficiary dies before we distributed the entire
Surrender Value, we will pay in a lump sum payment of any Surrender Value still remaining to the person named by the designated beneficiary. If no person is so named, we will pay the designated beneficiary's estate.

Under payment choices 1 or 2, the contract will terminate upon payment of the entire Surrender Value. Under payment choice 3, this contract will terminate when we apply the Surrender Value to provide a monthly income benefit.

Spendthrift Provision.  An owner may, by providing written notice to our Home
Office in a manner acceptable to the Company, choose the method of payment of death proceeds under the contract by selecting any payment choice, including any Optional Payment Plan, that a designated beneficiary may

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have chosen. A designated beneficiary (other than the surviving spouse) cannot change the payment choice that the owner has selected. The owner may also specify at the time of electing an income payment option that any payments remaining to be made at the owner's death cannot be commuted or assigned.

While living, the owner may revoke any such limitations on the rights of the designated beneficiary by providing written notice of such revocation to our
Home Office in a manner acceptable to the Company. If the payment choice selected by the owner does not apply to a designated beneficiary, the limitations imposed by this paragraph shall not apply to such designated beneficiary. For example, a payment choice based on an individual's life does not apply to the owner's estate and the estate would be free to make its own payment choice as designated beneficiary after the owner's death.

Amount of the proceeds:  The amount of proceeds we will pay will, in part, vary based on the person who dies, as shown below:

                              Amount of
     Person who died         Proceeds Paid
--------------------------------------------
Owner or Joint Owner        Surrender Value
(who is not the Annuitant)
--------------------------------------------
Owner or Joint Owner        Death Benefit
(who is the Annuitant)
--------------------------------------------
Annuitant                   Death Benefit
--------------------------------------------

Upon receipt of due proof of death, the designated beneficiary will instruct us how to treat the proceeds subject to the distribution rules discussed above.

Death of an Owner, Joint Owner, or Annuitant On or After the Maturity Date

On or after the Maturity Date, if an owner, joint owner, Annuitant or designated beneficiary dies while the contract is in force, payments that are already being made under the contract will be made at least as rapidly as under the method of distribution in effect at the time of death, notwithstanding any other provision in the contract.

INCOME PAYMENTS

The Maturity Date is the date income payments begin under the contract, provided the Annuitant is still living on that date. The Maturity Date must be a date at least thirteen months from the date the contract is issued, unless you elect to take income payments pursuant to Payment Optimizer Plus. If
Guaranteed Income Advantage is elected, income payments may begin on a different date under the terms of the rider. See the "Guaranteed Income
Advantage" and "Payment Optimizer Plus" sections of this provision.

The owner selects the contract's initial Maturity Date at issue. Thereafter, until income payments begin, the owner may elect to extend the Maturity Date in one-year increments, so long as the new Maturity Date is not a date beyond the latest permitted Maturity Date. The latest Maturity Date we currently permit may not be a date beyond the younger Annuitant's 90th birthday, unless we consent to a later date. We reserve the right to discontinue to allow the deferral of the Maturity Date at any time and without prior notice. Any consent for a new Maturity Date will be provided on a non-discriminatory basis.

An owner may request to change the Maturity Date by sending written notice to our Home Office prior to the Maturity Date then in effect. If you change the
Maturity Date, the Maturity Date will mean the new Maturity Date selected, provided such Maturity Date is not a date beyond the latest permitted Maturity
Date. If income payments have not commenced upon reaching the latest permitted
Maturity Date, we will begin making payments to the named payee. In this circumstance: (i) if Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime
Income Plus 2008 or Lifetime Income Plus Solution applies, income payments will be made pursuant to Optional Payment Plan 6, Fixed Income for Life; (ii) if
Guaranteed Income Advantage applies, income payments will be made in the form of Life Income with a 10 Year Period Certain; or (iii) if Payment Optimizer
Plus applies, income payments will be made in the form of a Life Income. If, however, at the latest permitted Maturity Date these riders do not apply, income payments will be made in the form of a Life Income with a 10 Year Period
Certain.

A Maturity Date that occurs or is scheduled to occur at an advanced age (e.g., past age 85) may, in certain circumstances, have adverse income tax consequences. See the "Tax Matters" provision of this prospectus. Contracts issued to qualified retirement plans provide for income payments to start on the date and under the option specified by the plan.

We will pay a monthly income benefit to the owner beginning on the Maturity
Date provided the Annuitant is still living. Unless you have elected Payment
Optimizer Plus, we will pay the monthly income benefit in the form of Life
Income with 10 Years Certain plan with variable payments, using the gender
(where appropriate) and settlement age of the Annuitant instead of the payee, unless you make another election as described below. Payments made pursuant to one of these plans are not redeemable. If you elected Payment Optimizer Plus, we will pay monthly income over the life of the Annuitant(s). As described in your contract, the settlement age may be less than the Annuitant's age. This means payments may be lower than they would have been without the adjustment.
You may also choose to receive Surrender Value of your contract on the date immediately preceding the Maturity Date in a lump sum, in which case we will cancel the contract. See the "Requesting Payments" provision of this prospectus.

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Payments will continue for the life of the Annuitant under the Life Income with
10 Years Certain plan, if he or she lives longer than 10 years. If the
Annuitant dies before the end of 10 years, we will discount the remaining payments for the 10 year period at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay this discounted amount in a lump sum.

The contract provides optional forms of annuity payments ("Optional Payment
Plans"), each of which is payable on a fixed basis. Optional Payment Plan 1 and
Optional Payment Plan 5 also are available on a variable basis.

If you elect fixed income payments, the guaranteed amount payable will earn interest at a minimum rate of 3% compounded yearly. We may increase the interest rate which will increase the amount we pay to you or the payee.

If you elect variable income payments, the dollar amount of the first variable income payment will depend on the annuity purchase rates described in your contract for the Optional Payment Plan you choose. These rates vary based on the Annuitant's settlement age and if applicable, gender, upon the settlement age and gender of a second person you designate (if applicable). Under such tables, the longer the life expectancy of the Annuitant or the longer the period for which we guarantee to make payments under the option, the smaller the amount the first variable income payment will be. After your first income payment, the dollar amount of your income payments will vary based on the investment performance of the Subaccount(s) in which you invest and the contract's assumed interest rate.

The assumed interest rate is an assumption we make regarding the investment performance of the Portfolios you select. This rate is simply the total return, after expenses, you need to keep your variable income payments level. We assume an effective annual rate of 3%. This means that if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is less than 3%, then the dollar amount of your variable income payment will decrease. Conversely, if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is greater than 3%, then the dollar amount of your income payment will increase.

We will make income payments monthly unless you elect to receive payments quarterly, semi-annually, or annually. Under the monthly income benefit and all of the Optional Payment Plans, if any payment made more frequently than annually would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. If the annual payment payable at maturity is less than $20, we will pay the Surrender Value in a lump sum. See the "Requesting Payments" provision of this prospectus. Upon making such a payment, we will have no future obligation under the contract.

The amount of your income payments will depend on four things:

  .  your Surrender Value on the Valuation Day immediately preceding the
     Maturity Date;

  .  the settlement age on the Maturity Date, and if applicable, the gender of the Annuitant;

  .  the specific payment plan you choose; and

  .  if you elect variable income payments, the investment performance of the
     Portfolios selected.

As provided in your contract, we may adjust the age used to determine income payments, and we may deduct premium taxes from your payments.

Optional Payment Plans

The following Optional Payment Plans are available under the contract, unless you have fully annuitized under Guaranteed Income Advantage or Payment
Optimizer Plus:

   Optional Payment Plan 1 -- Life Income with Period Certain.  This option guarantees periodic monthly payments for the lifetime of the payee with a minimum number of years of payments. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15, or 20 years. The payee selects the designated period.
   If the payee dies during the minimum period, we will discount the amount of the remaining guaranteed payments at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

   Optional Payment Plan 2 -- Income for a Fixed Period.  This option provides for periodic payments to be made for a fixed period not longer than 30 years. Payments can be made annually, semi-annually, quarterly, or monthly.
   If the payee dies, we will discount the amount of the remaining guaranteed payments to the date of the payee's death at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

   Optional Payment Plan 3 -- Income of a Definite Amount.  This option provides periodic payments of a

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   definite amount to be paid. Payments can be made annually, semi-annually, quarterly, or monthly. The amount paid each year must be at least $120 for each $1,000 of proceeds. Payments will continue until the proceeds are exhausted. The last payment will equal the amount of any unpaid proceeds. If the payee dies, we will pay the amount of the remaining proceeds with earned interest in a lump sum to the payee's estate, unless otherwise provided.

   Optional Payment Plan 4 -- Interest Income.  This option provides for periodic payments of interest earned from the proceeds left with us.
   Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will pay the amount of remaining proceeds and any earned but unpaid interest, in a lump sum to the payee's estate, unless otherwise provided. This plan is not available to contracts issued as Qualified
   Contracts.

   Optional Payment Plan 5 -- Joint Life and Survivor Income.  This option provides for us to make monthly payments to two payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin. Payments will continue as long as either payee is living. If both payees die before the end of the minimum period, we will discount the amount of the remaining payments for the 10 year period at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the survivor's estate, unless otherwise provided.

   Optional Payment Plan 6 -- Fixed Income for Life.  This option provides for us to make monthly payments of a fixed amount for the life of the Annuitant or, if there are Joint Annuitants, the last surviving Annuitant. If Lifetime
   Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or
   Lifetime Income Plus Solution has been elected and the contract has reached the latest permitted Maturity Date, the fixed amount payable annually will be greater than or equal to the most recently calculated Withdrawal Limit.
   If the last surviving Annuitant dies, no amount will be payable under this option.

If the payee is not a natural person, our consent must be obtained before selecting an Optional Payment Plan. Fixed income payments, if selected, will begin on the date we receive due proof of the Annuitant's death, or on the
Maturity Date. Variable income payments will begin within seven days after the date payments would begin under the corresponding fixed option. Payments under
Optional Payment Plan 4 (Interest Income) will begin at the end of the first interest period after the date proceeds are otherwise payable.

All payments under Option Payment Plan 2 (Income for a Fixed Period), Optional
Payment Plan 3 (Income of a Definite Amount) and Optional Payment Plan 4
(Interest Income) may be redeemed by the payee upon written request to our Home
Office. Payments made under Optional Payment Plan 1 (Life Income with Period
Certain), Optional Payment Plan 5 (Joint Life and Survivor Income) and Optional
Payment Plan 6 (Fixed Income for Life) are not redeemable. If payments under
Optional Payment Plans 2, 3 or 4 are variable income payments, and a request for redemption is received in good order, the payment will be made within seven days in accordance with the "Surrenders and Partial Surrenders" provision. If payments under Optional Payment Plan 2, Optional Payment Plan 3 or Optional
Payment 4 are fixed income payments, and a request for redemption is received in good order, the payment will generally be made within seven days, however, some states require us to reserve the right to defer payments from the
Guarantee Account for up to six months from the date we receive the request for payment.

If your contract is a Qualified Contract, Optional Payment Plans 2 and 3 may
not satisfy minimum required distribution rules. Optional Payment Plan 4 is not available to contracts issued as Qualified Contracts. Optional Payment Plan 5 may not satisfy required distribution rules for all designated beneficiaries.
Consult a tax adviser before electing one of these options.

Variable Income Payments

The monthly amount of your first variable income payment will equal your
Contract Value as of the Maturity Date, less any premium taxes, multiplied by the monthly payment rate for the payment plan you choose (at an assumed interest rate of 3%), divided by 1,000. We determine subsequent payments based on Annuity Units.

On the Maturity Date, we determine the number of Annuity Units for each
Subaccount. This number will not change unless you make a transfer. On the
Maturity Date, the number of Annuity Units for a Subaccount is the portion of the first payment from that Subaccount divided by the Annuity Unit value for that Subaccount on the day the first payment is due. Each subsequent variable income payment will equal the sum of payments for each Subaccount. The payment for a Subaccount is the number of Annuity Units for that Subaccount multiplied by the Annuity Unit value for that Subaccount seven days before the monthly anniversary of the Maturity Date.

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Following the Maturity Date, the Annuity Unit value of each Subaccount for any
Valuation Period will equal the Annuity Unit value for the preceding Valuation
Period multiplied by the product of (a) and (b), where:

   (a) is the net investment factor for the Valuation Period for which we are calculating the Annuity Unit value; and

   (b) is an assumed interest rate factor equal to .99991902 raised to a power equal to the number of days in the Valuation Period.

The assumed interest rate factor in (b) above is the daily equivalent of dividing by one plus the assumed investment interest rate of 3%. We may offer a plan that has a different assumed investment interest rate. If we do, the assumed interest rate factor we use in (b) above would change.

If you have elected Payment Optimizer Plus, the assumed interest rate will be
4% and the assumed interest rate factor in (b) will equal .99989255 raised to a power equal to the number of days in the Valuation Period.

Transfers After the Maturity Date

If we are making variable income payments, the payee may change the Subaccounts from which we are making the payments three times each calendar year. If you elect Payment Optimizer Plus, the benefits you receive under such rider may be reduced if, after a transfer, your assets (Annuity Units) are not allocated in accordance with the prescribed Investment Strategy. Transfers may not be made if income payments are being received pursuant to the terms of Guaranteed
Income Advantage. The transfer will be effective as of the end of the Valuation
Period during which we receive written request at our Home Office. We reserve the right to limit the number of transfers, if necessary, for the contract to continue to be treated as an annuity under the Code. We also reserve the right to refuse to execute any transfer if any of the Subaccounts that would be affected by the transfer is unable to purchase or redeem shares of the
Portfolio in which the Subaccount invests or if the transfer would adversely affect Annuity Unit values. If the number of Annuity Units remaining in a
Subaccount after a transfer is less than 1, we will transfer the remaining balance in addition to the amount requested for the transfer. We will not allow a transfer into any Subaccount unless the number of Annuity Units of that
Subaccount after the transfer is at least 1. The amount of the income payments as of the date of the transfer will not be affected by the transfer. We will not charge for transfers made after the Maturity Date.

We do not permit transfers between the Subaccounts and the Guarantee Account after the Maturity Date. We also do not permit transfers in the Guarantee
Account from one interest rate guarantee period to another interest rate guarantee period.

Guaranteed Income Advantage

Guaranteed Income Advantage provides a guaranteed income benefit that is based on the amount of assets you invest in the GIS Subaccount(s). Under the rider, you will receive a series of monthly income payments determined on the earlier of the date you designate payments from the GIS Subaccount(s) to begin (the
"Income Start Date") or the date you annuitize the contract (the "Maturity
Date"). Each series of monthly income payments is referred to as a segment. The guaranteed income benefit may be comprised of one or more segments. If you meet the conditions of the rider, as discussed more fully below, the amount of your monthly income payment, for each segment, will have a guaranteed income floor, and the guaranteed income floor will not vary based on the market performance of the Subaccounts in which your assets are allocated. There is an extra charge for this rider.

You may not allocate premium payments or assets in your contract directly to the GIS Subaccount(s). Payments to the GIS Subaccount(s) must be made through a series of scheduled transfers. As discussed in the "Scheduled Transfers"
section below, scheduled transfers may be made in advance of their due date. In other words, you will have the ability to "pre-pay" transfers into the GIS
Subaccount(s).

Because this contract is no longer offered and sold, Guaranteed Income
Advantage is no longer available to purchase under the contract.

Each segment has its own effective date, Income Start Date, series of scheduled transfers, monthly income plan and guaranteed annual income factor. If you wish to elect this rider, you must do so at the time of application. You may add additional segments on any contract monthly anniversary for a maximum of five segments, provided the Annuitant is age 70 or younger at the time the segment is elected. We reserve the right to allow additional segments in the future.

Scheduled Transfers

The first scheduled transfer is made to the GIS Subaccount(s) as of the effective date of the segment. Scheduled transfers if due will continue to be made on each monthly anniversary of that date until the earlier of the Income
Start Date or the Maturity Date. Scheduled transfers may be made in advance of the monthly anniversaries on which they become due. If any month ends before the monthly anniversary or on a day that is not a Valuation Day, the next
Valuation Day will be treated as the monthly anniversary for that month.

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Only scheduled transfers can be made into the GIS Subaccount(s). Premium payments may not be made directly to the GIS Subaccount(s). Scheduled transfers are made first to the GIS Subaccount(s) of the segment that has been in effect for the longest period of time.

Scheduled transfers will first be made on a prorata basis from the Subaccounts to which you have allocated assets, excluding the GIS Subaccount(s).

There is a minimum scheduled transfer of $100. If amounts available for transfer on the date of the scheduled transfer are not enough to make the scheduled transfer, that scheduled transfer and any future scheduled transfers will not be made with respect to that segment. Your guaranteed income floor for that segment will be based upon scheduled transfers made to that date.

Partial Surrenders and Transfers

You may take a partial surrender or make transfers from the GIS Subaccount(s)
at any time prior to the earlier of the Income Start Date or the Maturity Date.
Except for the annual contract maintenance charge and any transfer charge (if applicable), any rider charge and contract charge not taken as an asset based charge from the GIS Subaccount(s) will be treated as partial surrenders for purposes of calculating the guaranteed income floor and scheduled transfers made.

Once you take a partial surrender or make a transfer from a segment, you will not be permitted to make any additional scheduled transfers to that segment.
Your guaranteed income floor will be adjusted to reflect the amount partially surrendered or transferred by using a recalculation of scheduled transfers made as described below.

After such partial surrender or transfer, the scheduled transfers made will equal (a) multiplied by (b) divided by (c), where:

   (a) is the scheduled transfers made prior to such partial surrender or transfer;

   (b) is the value of the applicable GIS Subaccount(s) after such partial surrender or transfer; and

   (c) is the value of the applicable GIS Subaccount(s) before such partial surrender or transfer.

Unless you instruct otherwise, partial surrenders will first be deducted from the Subaccounts in which you have allocated assets, excluding the GIS
Subaccount(s). These deductions will be taken on a prorata basis. Partial surrenders will then be deducted from the GIS Subaccount(s) from the segment that has been in effect for the shortest period of time.

Transfers from the GIS Subaccount(s) will be subject to the provisions stated
in the "Transfers" provision of this prospectus.

Monthly Income

You may elect to receive monthly income under this rider or you may elect to transfer the value in the GIS Subaccount(s) to another investment option under your contract and receive income payments. If you elect to transfer the value in the GIS Subaccount(s) to another investment option, you will lose the guaranteed income benefit for that segment.

On the Income Start Date, we will begin making monthly income payments in accordance with the monthly income plan chosen by you. The Income Start Date for the first segment is determined at application. The Income Start Date for each additional segment is determined at the time that segment is added to the contract. Once established, these Income Start Dates cannot be changed. For a single Annuitant, monthly income will be based on a Life Income with a 10 Year
Period Certain plan. For Joint Annuitants, monthly income will be based on a
Joint Life and Survivor Income with a 10 Year Period Certain plan. Different options may be elected prior to the effective date of the segment and must be approved by us. Please note that all Optional Payment Plans listed may not be available. See "Optional Payment Plans" in the "Income Payments" provision of this prospectus for additional information on available payment options.

Once monthly income payments begin, we will allocate payments to the investment options in which you have allocated assets at that time, excluding the GIS
Subaccount(s), unless you choose to have monthly income payments made directly to you.

Monthly income is calculated as of the first Valuation Day of each annuity year. If the first day of the annuity year does not begin on a Valuation Day, payments will be calculated on the next succeeding Valuation Day. Monthly income from the segment will not change from month to month during an annuity year; however, if another segment begins monthly payments after payments have already begun from other segments, your total monthly payments may increase due to the fact payments are being made from multiple segments.

How Income Payments
are Calculated

Initial Income
Payment.  The initial annual income amount under any applicable payment plan is calculated by taking (a) multiplied by (b), divided by (c), where:

   (a) is the annual income rate per $1,000 in the contract for the income payment plan elected and the gender(s) and settlement age(s) of the
       Annuitant(s) as shown in the rider as of the Income Start Date;

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   (b) is the value in the applicable GIS Subaccount(s) as of the Income Start
       Date, less any applicable premium tax; and

   (c) is $1,000.

Income rates, for purposes of Guaranteed Income Advantage, are based on the
Annuity 2000 Mortality Tables, using an assumed interest rate of 3.5%.

The initial monthly income is the greater of the level income amount and the guaranteed income floor. We determine the level income amount by applying the annual income amount to a 12 month, period certain, single payment immediate annuity.

The guaranteed income floor is equal to (a) multiplied by (b) multiplied by
(c), where:

   (a) is the scheduled transfer;

   (b) is the guaranteed annual income factor divided by 12; and

   (c) is the number of scheduled transfers made, adjusted for partial surrenders and transfers.

The guaranteed income floor is equal to (a) multiplied by (b), where:

   (a) is the scheduled transfers made into the GIS Subaccount(s), adjusted for partial surrenders and transfers; and

   (b) is the guaranteed annual income factor divided by 12.

Subsequent Income Payments.  Subsequent income payments are determined by
Annuity Units. The amount of any subsequent annual income amount may be greater or less than the initial amount.

The number of Annuity Units is determined by dividing the dollar amount of the initial annual income amount by the Annuity Unit values as of the Income Start
Date. Your number of Annuity Units under a particular segment remains fixed.
The dollar amount of each subsequent annual income amount is determined by multiplying your number of Annuity Units by the Annuity Unit value as of the
Valuation Day each annuity year begins.

The number of Annuity Units for each Subaccount is determined by dividing the portion of the initial annual income amount attributable to that Subaccount by the Annuity Unit value for that Subaccount as of the Income Start Date. The dollar amount of each subsequent annual income amount is the sum of the amounts from each Subaccount. The amount is determined by multiplying your number of
Annuity Units in each Subaccount by the Annuity Unit value for that Subaccount as of the Valuation Day each annuity year begins.

An adjustment account is established on the Income Start Date. The adjustment account tracks the difference between the level income amount and the guaranteed income floor when the level income amount is less than the guaranteed income floor. You will not receive monthly income above the guaranteed income floor unless future performance of the underlying
Subaccount(s) is sufficient to reduce the adjustment account to zero.
Therefore, poor long-term performance of the underlying Subaccount(s) may result in monthly income equal to the guaranteed income floor, even if the underlying Subaccount(s) performs well in a particular year. The value of the adjustment account will be the greater of (a) and (b), where:

   (a) is zero; and

   (b) is 12 multiplied by the guaranteed income floor minus 12 multiplied by the initial level income amount.

The actual monthly income in subsequent annuity years is the greater of (a) and
(b), where:

   (a) is the subsequent level income amount minus any value in the adjustment account as of the date the last monthly income was made divided by 12;
       and

   (b) is the guaranteed income floor.

For monthly income in subsequent annuity years, the value of the adjustment account will be the greater of (a) and (b) where:

   (a) is zero; and

   (b) is the value of the adjustment account as of the date that the last monthly income was made, plus 12 multiplied by the actual subsequent monthly income, minus 12 multiplied by the subsequent level income amount.

On the Income Start Date, if any monthly income payment would be $100 or less, we reserve the right to reduce the frequency of transfers or payments to an interval that would result in each amount being at least $100. If the annual amount is less than $100, we will pay you the value in the applicable GIS
Subaccount as of the Income Start Date and that segment will terminate.

On the Maturity Date, no further scheduled transfers can be added to the GIS
Subaccount(s). On this date, monthly income will be included as part of income payments in accordance with your income payment plan selected.

Death Provisions

The following provisions apply to any and all segments with regard to the death of any Annuitant.

                                      122

Special Distribution Rules When Death Occurs Before Income Start Date and
Maturity Date.  For a surviving spouse who is an Annuitant and a designated beneficiary, the following will apply:

   (1) Upon notification of death:

      (a) the value of all Subaccounts, excluding the value of the GIS
          Subaccount(s), will be transferred to the Goldman Sachs Variable
          Insurance Trust -- Government Money Market Fund; and

      (b) scheduled transfers if due will continue to be made.

   (2) If the surviving spouse elects to continue the contract, on receipt of proof of death and all required forms at our Home Office:

      (a) the death benefit under the contract will be allocated on a prorata basis to the investment options in which assets are then allocated;

      (b) all current segments will continue; and

      (c) the surviving spouse may elect to fund new segments on a contract monthly anniversary, if then eligible.

For a surviving spouse, who is the designated beneficiary of any portion of the contract but not an Annuitant, the following will apply:

   (1) Upon notification of death:

      (a) the value of all Subaccounts, including the GIS Subaccount(s), will be transferred to the Goldman Sachs Variable Insurance Trust --
          Government Money Market Fund; and

      (b) all existing segments will terminate.

   (2) If the surviving spouse elects to continue the contract, on receipt of proof of death and all required forms at our Home Office:

      (a) we will allocate the death benefit under the contract on a prorata basis to the investment options in which assets are then allocated;
          and

      (b) the surviving spouse may elect to fund new segments on a contract monthly anniversary, if then eligible.

Special Distribution Rules When Death Occurs On or After Income Start Date and
Before Maturity Date.  If any Annuitant dies on the Income Start Date, the death benefit is reduced prorata by the same proportion that the value in the
GIS Subaccount(s) is to the total Contract Value.

If any Annuitant dies after the Income Start Date but before the Maturity Date, proceeds will be paid under this rider, unless the surviving spouse continues the contract. The amount of proceeds payable under this rider will be the greater of (a) and (b), where:

   (a) is the commuted value of the remaining period certain of the guaranteed income floor; and

   (b) is the commuted value of the remaining period certain of the annual income amount.

Commuted values will be calculated at a rate not greater than 1% above the rate at which the payments and Annuity Units were calculated. We will calculate the commuted values on the date that we receive proof of death and all required forms at our Home Office.

For a surviving spouse who is an Annuitant and designated beneficiary, the following will apply:

   (1) Upon notification of death:

      (a) the value of all Subaccounts, excluding the value of the GIS
          Subaccount(s), will be transferred to the Goldman Sachs Variable
          Insurance Trust -- Government Money Market Fund; and

      (b) scheduled transfers if due will continue to be made.

   (2) If the surviving spouse elects to continue the contract, on receipt of proof of death and all required forms at our Home Office:

      (a) the death benefit will be allocated on a prorata basis to the investment options in which assets are then allocated including any rider segments that are in effect prior to the Income Start Date;

      (b) all current segments will continue; and

      (c) the surviving spouse may elect to fund new segments on any contract monthly anniversary, provided he or she meets the eligibility requirements.

For a surviving spouse, who is the designated beneficiary of any portion of the contract but not an Annuitant, the following will apply;

   (1) Upon notification of death;

      (a) all value of the Subaccounts will be transferred to the Goldman Sachs
          Variable Insurance Trust -- Government Money Market Fund; and

      (b) all existing segments not past the Income Start Date will terminate.

                                      123

   (2) If the surviving spouse elects to continue the contract, on receipt of proof of death and all required forms at our Home Office:

      (a) the death benefit will be allocated on a prorata basis to the investment options in which assets are then allocated;

      (b) any segment past its Income Start Date will continue any remaining period certain payments; and

      (c) the surviving spouse may elect to fund new segments on any contract monthly anniversary, provided he or she meets the eligibility requirements.

The surviving spouse will become the named designated Annuitant.

Other Contract Charges

Any rider and contract charges not taken on a daily basis will first be deducted on a prorata basis from all Subaccounts, excluding the GIS
Subaccount(s). Any remaining charges will be deducted from the GIS
Subaccount(s) of the segments beginning with the segment that has been in effect for the shortest period of time and that has not reached its Income
Start Date. Except for the annual contract maintenance charge and any transfer charge (if applicable), any rider charge and contract charge not taken as an asset based charge from the GIS Subaccount(s) will be treated as partial surrenders for purposes of calculating the guaranteed income floor and scheduled transfers made.

Termination of Rider

This rider will terminate on the contract anniversary following the first date that there are no segments, unless you are eligible to buy a segment on that date.

Ownership and Change of Ownership

On the date that the contract is assigned or sold, unless under an involuntary assignment effected by legal process, all amounts in the GIS Subaccount(s) will be transferred to the Goldman Sachs Variable Insurance Trust -- Government
Money Market Fund.

If you marry after the Contract Date, you may add your spouse as a Joint Owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

For purposes of this rider:

  .  a non-natural owner must name an Annuitant and may name a Joint Annuitant;

  .  a natural individual owner must also be an Annuitant;

  .  if there is only one natural owner, that owner may name his or her spouse as a Joint Annuitant.

  .  Under federal tax law, all contract provisions relating to spousal continuation are available only to a person who meets the definition of
     "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.

     Civil union partners are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a civil union partner will have to take required distributions upon the death of the other joint owner/Joint
     Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

                                      124

Examples

The following example shows how Guaranteed Income Advantage works based on hypothetical values. The example is for illustrative purposes only and is not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

The example assumes that an owner purchases a contract with a male Annuitant age 60 at the time of issue and has elected a Life Income with 10 Years Certain payment plan. In addition, the example assumes that:

   (1) the owner purchases the contract for $96,000;

   (2) a bonus credit of $4,800 (5% of $96,000) is applied to the contract;

   (3) the owner makes no additional premium payments;

   (4) the owner purchases only one segment;

   (5) the contract, including the GIS Subaccount investing in shares of the
       State Street Variable Insurance Series Funds, Inc. -- Total Return
       V.I.S. Fund, earns a net return of 5%;

   (6) the owner makes scheduled transfers of $840 at the first of every month
       (for a total of $10,080 per year) for 10 years; and

   (7) the owner annuitizes the GIS Subaccount at the end of the 10th year.

                                          Value of              Value of  Guaranteed
       Value of              Value of       GIS                   GIS      Minimum
     Subaccounts  Scheduled Subaccounts  Subaccount  Scheduled Subaccount   Annual
     at Beginning Transfers   at End    at Beginning Transfers   at End    Payment
Year   of Year      Made      of Year     of Year      Made     of Year    Accrued
------------------------------------------------------------------------------------
  1    $100,800    $10,080   $100,781     $      0    $10,080   $ 10,351   $ 1,004
  2     100,781     10,080     95,469       10,351     10,080     21,219     2,008
  3      95,469     10,080     89,892       21,219     10,080     32,631     3,012
  4      89,892     10,080     84,035       32,631     10,080     44,614     4,016
  5      84,035     10,080     77,886       44,614     10,080     57,196     5,020
  6      77,886     10,080     71,429       57,196     10,080     70,406     6,024
  7      71,429     10,080     64,650       70,406     10,080     84,278     7,029
  8      64,650     10,080     57,531       84,278     10,080     98,842     8,033
  9      57,531     10,080     50,057       98,842     10,080    114,136     9,037
 10      50,057     10,080     42,209      114,136     10,080    130,193    10,041
------------------------------------------------------------------------------------

Assuming the above, we will make guaranteed payments of $10,041 (annually) to the owner for the life of the Annuitant or for 10 years, whichever is longer.
The table below shows how calculated payments and the adjustment account may vary and affect the payment to the owner.

                                    Adjustment
     Calculated Guaranteed Payment   Account
Year  Payment    Payment   to Owner  Balance
----------------------------------------------
 11   $ 9,977    $10,041   $10,041     $64
 12    10,121     10,041    10,121       0
 13    10,268     10,041    10,268       0
 14    10,417     10,041    10,417       0
 15    10,568     10,041    10,568       0
 16    10,721     10,041    10,721       0
 17    10,876     10,041    10,876       0
 18    11,034     10,041    11,034       0
 19    11,194     10,041    11,194       0
 20    11,356     10,041    11,356       0
----------------------------------------------

                                      125

The following example shows how Guaranteed Income Advantage works based on hypothetical values. The example is for illustrative purposes only and is not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

The example assumes that an owner purchases a contract with a male Annuitant age 60 at the time of issue and has elected a Life Income with 10 Years Certain payment plan. In addition, the example assumes that:

   (1) the owner purchases the contract for $96,000;

   (2) a bonus credit of $4,800 (5% of $96,000) is applied to the contract;

   (3) the owner makes no additional premium payments;

   (4) the owner purchases only one segment;

   (5) the contract, including the GIS Subaccount investing in shares of the
       State Street Variable Insurance Series Funds, Inc. -- Total Return
       V.I.S. Fund, earns a net return of 5%;

   (6) the owner transfers the entire $100,800 ($96,000 + $4,800) into the GIS
       Subaccount at the beginning of year 1; and

   (7) the owner annuitizes the GIS Subaccount at the end of the 10th year.

                                          Value of              Value of  Guaranteed
       Value of              Value of       GIS                   GIS      Minimum
     Subaccounts  Scheduled Subaccounts  Subaccount  Scheduled Subaccount   Annual
     at Beginning Transfers   at End    at Beginning Transfers   at End    Payment
Year   of Year      Made      of Year     of Year      Made     of Year    Accrued
------------------------------------------------------------------------------------
  1    $100,800   $100,800      $0        $      0   $100,800   $111,132   $10,543
  2           0          0       0         111,132          0    116,689    10,543
  3           0          0       0         116,689          0    122,523    10,543
  4           0          0       0         122,523          0    128,649    10,543
  5           0          0       0         128,649          0    135,082    10,543
  6           0          0       0         135,082          0    141,836    10,543
  7           0          0       0         141,836          0    148,928    10,543
  8           0          0       0         148,928          0    156,374    10,543
  9           0          0       0         156,374          0    164,193    10,543
 10           0          0       0         164,193          0    172,402    10,543
------------------------------------------------------------------------------------

Assuming the above, we will make guaranteed payments of $10,543 (annually) to the owner for the life of the Annuitant or for 10 years, whichever is longer.
The table below shows how calculated payments and the adjustment account may vary and affect the payment to the owner.

                                    Adjustment
     Calculated Guaranteed Payment   Account
Year  Payment    Payment   to Owner  Balance
----------------------------------------------
 11   $13,211    $10,543   $13,211      $0
 12    13,403     10,543    13,403       0
 13    13,597     10,543    13,597       0
 14    13,794     10,543    13,794       0
 15    13,994     10,543    13,994       0
 16    14,197     10,543    14,197       0
 17    14,402     10,543    14,402       0
 18    14,611     10,543    14,611       0
 19    14,823     10,543    14,823       0
 20    15,038     10,543    15,038       0
----------------------------------------------

                                      126

Tax Treatment of Guaranteed Income Advantage

Monthly income payments allocated to investment options under the contract and other transfers to investment options are generally not subject to tax.
However, for purposes of reporting the taxable amount of withdrawals, income on the contract is determined using the entire contract value, including the value of any annuitized segment allocating monthly income payments to investment options. You may not elect to have monthly income payments paid to you and then later direct that they be allocated to investment options under the contract.

Monthly income payments from less than the entire Contract Value will not be treated as withdrawals for federal income tax purposes, if certain conditions are satisfied. To be treated as monthly income payments (instead of as a series of withdrawals), income payments from less than the entire Contract Value must be taken for one or more lives or a fixed period of at least 10 years. Lifetime income with a period certain of any duration would qualify. In that case, a pro-rata portion of your "investment in the contract" will be allocated to the income payments. The tax treatment of such income payments is the same as that for income payments received on or after the Maturity Date, as described below.
If monthly income payments are taken from less than the entire Contract Value and you subsequently direct that they be allocated to investment options under the contract, the tax treatment of payments before or after such allocation is uncertain.

Monthly income payments you receive on or after the Maturity Date (i.e., from the entire Contract Value) will be subject to tax as income payments. A portion of each payment will be treated as nontaxable recovery of your "investment in the contract" (see above) and the remainder will be taxed at ordinary income tax rates. We will notify you annually of the taxable amount of your income payments. If income payments cease because of the death of the Annuitant(s) and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

Persons intending to purchase Guaranteed Income Advantage in connection with a qualified retirement plan should obtain advice from a tax adviser.

For further information on the tax treatment of partial surrenders and income payments, see the "Tax Matters" provision below.

Payment Optimizer Plus

Payment Optimizer Plus provides for a guaranteed income benefit that is based on the amount of premium payments you make to your contract. Please note that we do not consider Bonus Credits as "premium payments" for purposes of the contract and this rider. Therefore, any applicable Bonus Credit will not be included in the benefit base. You will have to reset your benefit under the terms of the rider to capture the Bonus Credit or any related earnings in the benefit base. Under the rider, you will receive a series of monthly income payments determined on the Maturity Date. If you meet the conditions of the rider, as discussed more fully below, the amount of your monthly income payment will have a guaranteed payment floor, and the guaranteed payment floor will not vary based on the market performance of the Subaccounts in which your assets are allocated. In addition, you will be eligible to receive at least the value of your premium payments in monthly income or additional death proceeds, even if your Contract Value reduces to zero. The rider includes an "immediate annuitization" feature that provides you the opportunity to receive monthly income payments within the first year of the contract. Under the rider, you also may request to terminate your contract and rider at any time after the
Maturity Date and receive the commuted value of your income payments, minus a commutation charge, in a lump sum, so long as the termination is after the right to cancel period under your contract. These and other features of the rider are more fully discussed below.

Please note that the commutation feature in Payment Optimizer Plus may not be available in all states. Please review the features of Payment Optimizer Plus available in the contract issued in your state before making a decision to elect the rider.

Payment Optimizer Plus is not available for contracts issued after October 17,
2008.

There is an extra charge for this rider.

Investment Strategy

In order to receive the full benefit provided by this rider, you must invest all premium payments and allocations in accordance with a prescribed Investment
Strategy. If you do not allocate all assets in accordance with a prescribed
Investment Strategy, your benefit will be reduced by 50%. Even if your benefit is reduced, you will continue to pay the full amount charged for the rider.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an
Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.

                                      127

The Investment Strategy includes Designated Subaccounts and Asset Allocation
Model C. Under this Investment Strategy, contract owners may allocate assets to either Asset Allocation Model C or to one or more Designated Subaccounts.
Contract owners may not allocate assets to Asset Allocation Model C and one or more Designated Subaccounts. Contract owners, however, may elect to participate in the Defined Dollar Cost Averaging program, which permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the Goldman Sachs Variable
Insurance Trust -- Government Money Market Fund to one of the available
Investment Strategy options. The Designated Subaccount investing in the Goldman
Sachs Variable Insurance Trust -- Government Money Market Fund is only available as part of the Defined Dollar Cost Averaging Program. For more information about Asset Allocation Model C, the Subaccounts comprising Asset
Allocation Model C and the Designated Subaccounts, and the Defined Dollar Cost
Averaging program, please see the "Subaccounts" and "Asset Allocation Program"
and "Defined Dollar Cost Averaging Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the
Designated Subaccounts or in accordance with the allocations that comprise
Asset Allocation Model C. In addition, we will also rebalance your Contract
Value on any Valuation Day after any transaction involving a withdrawal, receipt of a premium payment or a transfer of Contract Value, unless you instruct us otherwise. If you are participating in the Defined Dollar Cost
Averaging program, rebalancing will not affect the assets allocated to the
Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust
-- Government Money Market Fund.

Shares of a Portfolio may become unavailable under the contract for new premium payments, transfers, and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment
Strategies may be modified to respond to such events by removing unavailable
Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent premium payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Periodic rebalancing to unavailable Portfolios will cease and any imbalances in percentages due to lack of asset rebalancing will not cause a reduction in your benefit.

If you request a transfer or send a subsequent premium payment with allocation instructions to a Portfolio that is not part of the prescribed Investment
Strategy, we will honor your instructions. Please be aware, however, that your total Contract Value will not be invested in accordance with the prescribed
Investment Strategy, and your benefit base will be reduced by 50%, resulting in a reduction in your benefit.

You may elect to resume participation in the prescribed Investment Strategy at your next available reset date, as described in the "Reset of Benefit Base"
provision below, provided we receive written notice of your election at our
Home Office at least 15 days prior to that date. If you elect to participate in the Investment Strategy, your benefit base will be reset to your Contract Value as of that date. At that time, the charge for this rider will also be reset.
The new charge, which may be higher than your previous charge, is guaranteed not to exceed an annual rate of 1.25%.

The current Investment Strategy is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:

       AB Variable Products Series Fund, Inc. -- AB Balanced Wealth Strategy
       Portfolio -- Class B;

       AIM Variable Insurance Funds (Invesco Variable Insurance Funds) --
       Invesco V.I. Conservative Balanced Fund -- Series II shares (formerly,
       Invesco Oppenheimer V.I. Conservative Balanced Fund -- Series II Shares);

       AIM Variable Insurance Funds (Invesco Variable Insurance Funds) --
       Invesco V.I. Equity and Income Fund -- Series II shares;

       BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation
       V.I. Fund -- Class III;

       Fidelity Variable Insurance Products Fund -- VIP Balanced Portfolio --
       Service Class 2;

       Janus Aspen Series -- Janus Henderson Balanced Portfolio -- Service
       Shares;

       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service
       Class Shares; and/or

       State Street Variable Insurance Series Funds, Inc. -- Total Return
       V.I.S. Fund -- Class 3 Shares;

       OR

   (2) owners may allocate assets to Asset Allocation Model C.

Contract owners may elect to participate in the Defined Dollar Cost Averaging program when they apply for the contract. Defined Dollar Cost Averaging permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in

                                      128

the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund to
one of the available Investment Strategy options. The Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money
Market Fund is only available as part of the Defined Dollar Cost Averaging program.

If, on the Maturity Date, you are allocating assets in accordance with the prescribed Investment Strategy and you later choose to allocate the value of
Annuity Units without following the Investment Strategy, your income base will be reduced by 50% and the benefits you are eligible to receive under the rider will be reduced. However, if your benefit base was reduced due to not following the Investment Strategy and then not reset before your Maturity Date, this adjustment does not apply.

On a monthly basis, we will rebalance the value of Annuity Units to the
Subaccounts in accordance with the percentages that you have chosen for the
Designated Subaccounts or in accordance with the allocations that comprises
Asset Allocation Model C. If you are participating in the Defined Dollar Cost
Averaging program, rebalancing will not affect the assets allocated to the
Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust
-- Government Money Market Fund.

We will not reduce your benefit base or income base if you are not following the Investment Strategy due to a Portfolio liquidation or a Portfolio dissolution and the assets are transferred from the liquidated or dissolved
Portfolio to another Portfolio.

Benefit Base and Income Base

Benefit base is used to calculate income base. Income base is used to calculate the guaranteed amount of monthly income. Income base is also used to calculate any additional death proceeds. If benefit base or income base is reduced, the benefits you are eligible for under this rider also will be reduced.

The initial benefit base is equal to the sum of all premium payments received on the Contract Date. The benefit base remains in effect until adjusted as described below.

If you have allocated assets in accordance with the prescribed Investment
Strategy from the later of the Contract Date and the date on which benefit base was reset, as described in the "Reset of Benefit Base" provision below, any additional premium payments applied will be added to the benefit base as of the prior Valuation Day.

Important Note.  We reserve the right to exclude additional premium payments from being applied to the benefit base.  As a result, it is possible that you would not be able to make subsequent premium payments after the initial premium payment to take advantage of the benefits provided by Payment Optimizer Plus that would be associated with such additional premium payments. For example, since your benefit base would not be increased for such subsequent premium payments, the monthly income payments associated with such premium payments would not have a guaranteed payment floor and such premium payments would not increase the income base for purposes of calculating the amount of any additional death proceeds. In addition, if you make premium payments that are not included in the calculation of your benefit base, you will pay a higher rider charge to the extent that the premium payments increase the Contract
Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such premium payments, you are less likely to realize any benefit under Payment Optimizer Plus, because it is less likely that your
Contract Value will be less than the benefit base or income base, as applicable. Bonus Credits will have a similar effect on your contract because they increase Contract Value but do not adjust the benefit base when they are applied to the contract. Before making premium payments that do not increase the benefit base, you should consider that: (i) the guaranteed payment floor, additional death proceeds, and other guarantees provided by this rider will not reflect such premium payments or Bonus Credits; (ii) any such premium payments or Bonus Credits make it less likely that you will receive any such benefits even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make premium payments that will not increase the benefit amount.

If your benefit base was reduced due to not following the Investment Strategy and then not reset, any additional premium payments applied will increase the benefit base on the prior Valuation Day by 50% of the premium payment.

All withdrawals, including any surrender charges, reduce the benefit base. The new benefit base is equal to (a) multiplied by (b) divided by (c), where:

   (a) is the benefit base as of the prior Valuation Day, adjusted for any additional premium payments received;

   (b) is the Contract Value following the withdrawal; and

   (c) is the Contract Value before the withdrawal.

On the Maturity Date, the income base is set equal to the benefit base. Any withdrawal that occurs on the Maturity Date will be processed before benefit base is converted to income base.

Reset of Benefit Base.  If all of the Annuitants are ages 50 through 80, you may choose to reset your benefit base on an annual anniversary of the Contract
Date that is at least 12 months after the later of the Contract Date and the last reset date.

                                      129

We must receive written notice of your election to reset your benefit base at our Home Office at least 15 days prior to the reset date. If you do reset your benefit base, as of that date, we will:

  .  reset the benefit base to your Contract Value;

  .  reset the charge for this rider. The new charge, which may be higher than your previous charge, will never exceed 1.25% annually; and

  .  reset the Investment Strategy to the current Investment Strategy.

You may not reset your benefit base after the Maturity Date. If on any contract anniversary any Annuitant is older than age 80, you may not reset your benefit base. Because the Maturity Date is determined by when you begin taking income payments, you should carefully consider when to start taking income payments if you elected Payment Optimizer Plus. The longer you wait before beginning to take income payments, the more opportunities you may have to reset the benefit base and thereby potentially increase the amount of income payments. If you delay starting to take income payments too long, however, you may limit the number of years available for you to take income payments in the future (due to life expectancy) and you may be paying for a benefit you are not using.

Systematic Resets.  You may elect to reset your benefit base automatically on an available contract anniversary (a "systematic reset"). If you have not previously elected to systematically reset your benefit, or if your election has terminated, we must receive written notice of your election to systematically reset your benefit at our Home Office at least 15 days prior to your next contract anniversary.

A systematic reset of your benefit base will occur when your contract value is higher than the benefit base as of the available contract anniversary or, if the contract anniversary is not a Valuation Day, as of the next Valuation Day.
By "available contract anniversary" we mean a contract anniversary on which you are eligible to reset your benefit, as such requirements (age and otherwise)
are described herein.

Systematic resets will continue until and unless:

   (a) the Investment Strategy is violated;

   (b) the owner (or owners) submits a written request to our Home Office to terminate systematic resets;

   (c) income payments begin via annuitization;

   (d) the Investment Strategy changes, allocations are affected, and we do not receive confirmation from you to our Home Office of new allocations; or

   (e) ownership changes.

Please note that a systematic reset will occur on an available contract anniversary if contract value is even nominally higher than the benefit base
(e.g., as little as $1.00 higher) and, therefore, a systematic reset may not be in your best interest because: (i) the charge for this rider may be higher than your previous charge; and (ii) the Investment Strategy will be reset to the current Investment Strategy (the Investment Strategy offered on the reset date). Please carefully consider whether it is in your best interest to elect to systematically reset your benefit base.

Monthly Income

The Maturity Date under this rider may be any Valuation Day after the first
Valuation Day under the Contract. Prior to the date that monthly income begins, the Maturity Date may be changed to any Valuation Day after the first Valuation
Day under the Contract. On the Maturity Date, we will begin the payment process for your monthly income payments. Monthly income will be paid to you over the life of the Annuitant(s), unless you elect otherwise. Beginning on the Maturity
Date, monthly income will be calculated annually as of the first Valuation Day of each annuity year. An annuity year is the one-year period beginning on the
Maturity Date or on the annual anniversary of the Maturity Date. If the first day of an annuity year does not begin on a Valuation Day, the next Valuation
Day will be used in calculating the monthly income for that annuity year.
Monthly income will not vary during an annuity year. The amount may increase or decrease from annuity year to annuity year.

How Income Payments are Calculated

Guaranteed Payment Floor.  The guaranteed payment floor is the guaranteed amount of each monthly income payment. The guaranteed payment floor is equal to
(a) multiplied by (b) divided by (c), where:

   (a) is the income base;

   (b) is the guaranteed payment floor percentage for the attained age of the
       Annuitant for a single Annuitant contract or the attained age for younger living Annuitant for a Joint Annuitant contract on the Maturity
       Date (as specified in the contract); and

   (c) is 12.

For purposes of this rider, the benefits provided under this rider, and the rider change, once a contract is a Joint Annuitant contract, it will remain a
Joint Annuitant contract while the contract and rider are in effect.

Initial Monthly Income.  The initial monthly income is the greater of the level income amount and the guaranteed payment

                                      130

floor. The annual income amount is used to determine the level income amount.
We determine the level income amount by applying the annual income amount to a
12 month, period certain, single payment immediate annuity.

The initial annual income amount is equal to (a) multiplied by (b), where:

   (a) is the payment rate based upon the gender(s), when applicable, and settlement age(s) of the Annuitant(s) as shown in the rider, the
       Contract Value on the Valuation Day prior to the Maturity Date and the income base as of the Maturity Date; and

   (b) is the Contract Value on the Valuation Day prior to the Maturity Date less any premium tax.

For purposes of this rider only, the payment rates are based on the Annuity
2000 Mortality Table, using an assumed interest rate of 4%. These annuity rates may not be as favorable as the current rates we would use to calculate payments under the "Life Income with Period Certain" annuity payment option available under this contract on the Maturity Date, and your Contract Value on the
Maturity Date would be higher than under this rider because there would be no associated rider charge. Accordingly, payments under such an annuity payment option may be greater than payments under this rider. However, payments under such an annuity payment option would not have a guaranteed payment floor. In addition, you would not be guaranteed to be eligible to receive at least the value of your premium payments in monthly income payments or additional death proceeds even if your Contract Value reduces to zero, although payments under life income with period certain annuity payment options may also provide certain death proceeds. You should carefully consider which annuity payment option is right for you.

Monthly Age Adjustment:  The settlement age(s) is the Annuitant(s)'s age last birthday on the date monthly income begins, minus an age adjustment from the table below. The actual age adjustment may be less than the numbers shown.

                           Year Payments Begin  Maximum
                           --------------------   Age
                           After    Prior To   Adjustment
                           --------------------
                           2005       2011          5
                           2010       2026         10
                           2025         --         15
                           ------------------------------

On the Maturity Date, if any monthly income payment would be $100 or less, we reserve the right to reduce the frequency of payments to an interval that would result in each amount being at least $100. If the annual payment would be less than $100, we will pay the Contract Value on the Valuation Day prior to the
Maturity Date and the contract will terminate on the Maturity Date.

Subsequent Monthly Income.  Subsequent annual income amounts are determined by means of Annuity Units. The amount of any subsequent annual income amount may be greater or less than the initial payment. We guarantee that each subsequent payment will not be affected by variations in mortality experience from the mortality assumptions on which the first payment is based. The number of
Annuity Units will be determined on the Maturity Date. The number will not change unless a transfer is made. The number of Annuity Units for a Subaccount is determined by dividing the initial annual income amount attributable to that
Subaccount by the Annuity Unit value for that Subaccount as of the Maturity
Date. The dollar amount of each subsequent annual income amount is the sum of the payments from each Subaccount. The payment is determined by multiplying your number of Annuity Units in each Subaccount by the Annuity Unit value for that Subaccount as of the Valuation Day each annuity year starts.

An adjustment account is established on the Maturity Date. The adjustment account tracks the difference between the level income amount and the guaranteed payment floor when the level income amount is less than the guaranteed payment floor. You will not receive monthly income above the guaranteed payment floor unless future performance of the underlying
Subaccount(s) is sufficient to reduce the adjustment account to zero.
Therefore, poor long-term performance of the underlying Subaccount(s) may result in monthly income equal to the guaranteed payment floor, even if the underlying Subaccount(s) performs well in a particular year. The value of the adjustment account on the Maturity Date will be the greater of (a) and (b), where:

   (a) is zero; and

   (b) is 12 multiplied by the guaranteed payment floor, minus 12 multiplied by the initial level income amount.

Monthly income in subsequent annuity years will be calculated annually as of the first Valuation Day of each annuity year. The actual monthly income in subsequent annuity years is the greater of (a) and (b), where:

   (a) is the subsequent level income amount, minus any value in the adjustment account as of the date the last monthly income was paid divided by 12;
       and

   (b) is the guaranteed payment floor.

For monthly income in subsequent annuity years, the value of the adjustment account will be the greater of (a) and (b), where:

   (a) is zero; and

                                      131

   (b) is the value of the adjustment account as of the prior annuity year, plus 12 multiplied by the actual subsequent monthly income for the current annuity year, minus 12 multiplied by the subsequent level income amount for the current annuity year.

Commutation Provision

After the Maturity Date, you may request to terminate your contract and this rider. If the free look period as defined under the contract has ended, you will receive the commuted value of your income payments in a lump sum, calculated as described below (the "commutation value"). After this lump sum payment, income payments will end.

Please note that the commutation feature in Payment Optimizer Plus may not be available in all states. Please review the features of Payment Optimizer Plus available in the contract issued in your state before making a decision to elect the rider.

Commutation Value:  The commutation value will be the lesser of (a) and (b) but not less than zero, where:

   (a) is (i) minus (ii) minus (iii), where:

      (i) is the income base less any premium tax;

     (ii) is the commutation charge; and

    (iii) is the sum of all monthly income paid;

   (b) is (i) minus (ii) minus (iii) plus (iv), where:

      (i) is the commutation base, which is described below, less any premium tax;

     (ii) is the commutation charge;

    (iii) is the adjustment account value; and

     (iv) is the level income amount multiplied by the number of months remaining in the current annuity year.

The amount of the commutation charge will be the surrender charge that would otherwise apply under the contract, in accordance with the surrender charge schedule.

Commutation Base:  On any day that is a Valuation Day, the commutation base in a Subaccount is determined by multiplying the number of commutation units in that Subaccount by the value of the commutation unit for that Subaccount. The commutation base is equal to the sum of the commutation base amounts for each
Subaccount.

Commutation Units:  On the Valuation Day prior to the Maturity Date, the commutation units in a Subaccount will be equal to the number of Accumulation
Units for that Subaccount.

The number of commutation units is reduced at the beginning of each annuity year. The reduction for each Subaccount equals (a) divided by (b), where:

   (a) is the annual income amount for the Subaccount; and

   (b) is the value of the commutation unit for the Subaccount on the first
       Valuation Day of the annuity year.

Other events that will reduce the number of commutation units of a Subaccount are as follows:

   (1) transfers out of the Subaccount;

   (2) payment of commutation proceeds;

   (3) payment of death proceeds; and

   (4) deduction of applicable contract charges.

Commutation units are canceled as of the end of the Valuation Period in which we receive notice in a form acceptable to us regarding an event that reduces commutation units.

Transfers:  When we perform Subaccount transfers after the Maturity Date, we will redeem the commutation units from the current Subaccount and purchase commutation units from the new Subaccount. The commutation base on the date of the transfer will not be affected by the transfer. The number of commutation units added to the new Subaccount is (a) multiplied by (b), divided by (c), where:

   (a) is the number of commutation units transferred out of the current
       Subaccount;

   (b) is the value of a commutation unit of the current Subaccount; and

   (c) is the value of a commutation unit of the new Subaccount.

Value of Commutation Units:  The initial value of a commutation unit for each
Subaccount is the initial value of the Accumulation Unit for that Subaccount.
Thereafter, the value of a commutation unit at the end of every Valuation Day is the value of the commutation unit at the end of the previous Valuation Day multiplied by the net investment factor, as described in the contract. The value of a commutation unit may change from one Valuation Period to the next.

Note on Calculation of Commutation Value:  If you elect to terminate your contract and the rider and receive the commutation value, the commutation value is based on the commuted value of your income payments in a lump sum. The amount of income payments on which the commutation value is based on either (a)
income base, which is a measure of premium payments (and Contract Value, if there is a reset) applied under

                                      132

the contract, and is used to calculate the guaranteed payment floor; and (b)
commutation base, which is a measure of Contract Value had the contract not been "annuitized," and reflects the effect of market performance. In addition, the commutation value reflects the deduction of any applicable commutation charge.

If you elect to terminate your contract after income payments have begun and receive the commutation value, you will receive the lesser of the adjusted income base and the adjusted commutation base (but not less than zero), as described in the calculation provided above. You should be aware that income base will not reflect any positive investment performance unless, on or before the Maturity Date, there was a reset of benefit base capturing such performance. As a result, the commutation value you receive will always be less than the income base (adjusted for any premium tax, commutation charge and monthly income paid) and will never reflect any of the positive investment performance experienced after a reset or after the Maturity Date. This rider is primarily designed to provide a guaranteed income payment with upside potential and, therefore, this rider may not make sense for you if you believe you may elect to terminate the contract and receive the commutation value after your contract has experienced positive investment performance. Accordingly, the total amount of commuted income payments you receive if you terminate the contract may be less than the total amount of income payments and additional death proceeds you would be guaranteed to receive if you did not terminate the contract.

Death Provisions

The following provisions apply to the rider.

Special Distribution Rules When Death Occurs Before Monthly Income Starts.  If
the designated beneficiary is a surviving spouse who elects to continue the contract as the new owner, this rider will continue.

Special Distribution Rules When the Last Annuitant Dies On or After Monthly
Income Starts.  If the last Annuitant dies after the Maturity Date, there may be additional death proceeds paid under this rider to the designated beneficiary in a lump sum. The amount of any additional death proceeds will be the greater of (a) and (b), where:

   (a) is (i) minus (ii), where:

      (i) is the income base;

     (ii) is the sum of all monthly income paid; and

   (b) is zero.

When this Rider is Effective

The effective date of the rider is the Contract Date. This rider may be terminated only when the contract is terminated.

Change of Ownership

We must approve any assignment or sale of this contract unless the assignment is made pursuant to a court order.

General Provisions

For purposes of this rider:

  .  a non-natural owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant;

  .  an individual owner must also be an Annuitant;

  .  if there is only one owner, that owner may name only his or her spouse as a Joint Annuitant -- at issue; and

  .  If you marry after issue, but prior to the Maturity Date, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to Home Office approval.

  .  Under federal tax law, all contract provisions relating to spousal continuation are available only to a person who meets the definition of
     "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.

     Civil union partners are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a civil union partner will have to take required distributions upon the death of the other joint owner/Joint
     Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

                                      133

Examples

The following examples show how Payment Optimizer Plus works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract. The examples assume that an owner purchases the contract with a male
Annuitant, age 65, at the time of issue.

The first example assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) a bonus credit of $5,000 (5% of $100,000) is applied to the contract but is not applied to the benefit base at issue;

   (3) the owner makes no additional premium payments or partial withdrawals;

   (4) all Contract Value is allocated to the prescribed Investment Strategy at all times;

   (5) the contract earns a net return of 0%;

   (6) the benefit base is reset on each contract anniversary;

   (7) the Maturity Date is the third contract anniversary;

   (8) the guaranteed payment floor percentage is 7%;

   (9) the 12 month, period certain, single payment immediate annuity rate is
       0%; and

 (10)  there is no premium tax.

On the Maturity Date, the income base is set equal to the benefit base.

                                                        Additional
               Monthly                                    Death
        Annual  Level  Guaranteed          Adjustment   Proceeds -
Annuity Income Income   Payment   Monthly    Account    Beginning
 Year   Amount Amount    Floor    Income  (End of Year)  of Year
------------------------------------------------------------------
   1    $6,843  $570      $613     $613      $  507      $105,000
   2     6,580   548       613      613       1,277        97,650
   3     6,327   527       613      613       2,301        90,300
   4     6,083   507       613      613       3,568        82,950
   5     5,849   487       613      613       5,068        75,600
------------------------------------------------------------------

The annual income amount for annuity year 1 is determined by multiplying the
Contract Value by a payment rate (in this example, $105,000 x .06517 = $6,843).
The level income amount is determined by dividing the annual income amount by
12. In this example, for annuity year 1, the level income amount is $570
($6,843 / 12). The guaranteed payment floor is determined by multiplying the income base by the guaranteed payment floor percentage and dividing that product by 12 (in this example, ($105,000 x .07) / 12 = $613). Monthly income is the greater of the guaranteed payment floor and the level income amount, which, for annuity year 1, is the greater of $613 and $570. The additional death proceeds equal the income base minus the sum of all monthly income paid.

                                      134

This next example assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) a bonus credit of $5,000 (5% of $100,000) is applied to the contract but is not applied to the benefit base at issue;

   (3) the owner makes no additional premium payments or withdrawals;

   (4) all Contract Value is allocated to the prescribed Investment Strategy at all times;

   (5) the contract earns a net return of 8%;

   (6) the benefit base is reset on the first contract anniversary;

   (7) the Contract Value at the end of the first contract year is $113,400;

   (8) the Maturity Date is the first contract anniversary;

   (9) the guaranteed payment floor percentage is 7%; and

 (10)  there is no premium tax.

                                                  Income
                                                Base, Less
                                                Commutation
                                                  Charge,
        Annual Monthly Commutation Adjustment  Less Monthly  Commutation
Annuity Income Income    Base -     Account -  Income Paid -   Value -
 Year   Amount  Paid   End of Year End of Year  End of Year  End of Year
------------------------------------------------------------------------
   1    $7,146 $7,938   $114,754     $  792       $97,462      $97,462
   2     7,421  7,938    115,919      1,308        90,524       90,524
   3     7,707  7,938    116,869      1,539        83,586       83,586
   4     8,003  7,938    117,575      1,474        76,648       76,648
   5     8,311  7,938    118,006      1,101        69,710       69,710
   6     8,631  7,938    118,125        409        62,772       62,772
   7     8,963  8,554    117,895          0        55,218       55,218
------------------------------------------------------------------------

The commutation base at the end of annuity year 1 (contract year 2) is determined by multiplying the Contract Value at the end of the first contract year less the annual income amount for annuity year 1 by 1.08 (($113,400 -
$7,146) x 1.08 = $114,754). The commutation value at the end of annuity year 1 is equal to the lesser of (i) the income base, less the commutation charge, less monthly income paid ($113,400 - 8% x $100,000 - $7,938 = $97,462) and
(ii) the commutation base, less the commutation charge, less the value of the adjustment account ($114,754 - 8% x $100,000 - $0 = $106,754). The commutation base at the end of annuity year 2 (contract year 3) is determined by multiplying the commutation base at the end of annuity year 1 less the annual income amount for annuity year 2 by 1.08 (($114,754 - $7,421) x 1.08 =
$115,919).

                                      135

TAX MATTERS

Introduction

This part of the prospectus discusses the federal income tax treatment of the contract. The federal income tax treatment of the contract is complex and sometimes uncertain. The federal income tax rules may vary with your particular circumstances.

This discussion is general in nature and is not intended as tax advice. It does not address all of the federal income tax rules that may affect you and your contract. This discussion also does not address other federal tax consequences, or state or local tax consequences, associated with a contract. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.

Taxation of Non-Qualified Contracts

This part of the discussion describes some of the federal income tax rules applicable to Non-Qualified Contracts. A Non-Qualified Contract is a contract not issued in connection with a qualified retirement plan receiving special tax treatment under the Code, such as an individual retirement annuity or a Section
401(k) plan.

Tax deferral on earnings.  The federal income tax law generally does not tax any increase in an owner's Contract Value until there is a distribution from the contract. However, certain requirements must be satisfied in order for this general rule to apply, including:

  .  an individual must own the contract (or the tax law must treat the contract as owned by an individual);

  .  the investments of the Separate Account must be "adequately diversified"
     in accordance with Internal Revenue Service ("IRS") regulations;

  .  the owner's right to choose particular investments for a contract must be limited; and

  .  the contract's Maturity Date must not occur near the end of the
     Annuitant's life expectancy.

Contracts not owned by an individual -- no tax deferral and loss of interest deduction.  As a general rule, the Code does not treat a contract that is owned by an entity (rather than an individual) as an annuity contract for federal income tax purposes. The entity owning the contract generally pays tax each year on the annual increase in Contract Value. Contracts issued to a corporation or a trust are examples of contracts where the owner is taxed on the contract's earnings.

There are several exceptions to this rule. For example, the Code treats a contract as owned by an individual if the nominal owner is a trust or other entity that holds the contract as an agent for an individual. However, this non-qualified exception does not apply in the case of any employer that owns a contract to provide deferred compensation for its employees.

In the case of a contract issued after June 8, 1997 to a taxpayer that is not an individual, or a contract held for the benefit of an entity, the entity will lose its deduction for a portion of its otherwise deductible interest expenses.
This disallowance does not apply if the nonnatural owner pays tax on the annual increase in the Contract Value. Entities that are considering purchasing the contract, or entities that will benefit from someone else's ownership of a contract, should consult a tax adviser.

Investments in the Separate Account must be diversified.  For a contract to be treated as an annuity contract for federal income tax purposes, the investments of the Separate Account must be "adequately diversified." The IRS has issued regulations that prescribe standards for determining whether the investments of the Separate Account, including the assets of each Portfolio in which the
Separate Account invests, are adequately diversified. If the Separate Account fails to comply with these diversification standards, the owner could be required to pay tax for the year of such failure and each subsequent year on the untaxed income accumulated in the contract.

Although we do not control the investments of all of the Funds, we expect that the Funds will comply with the IRS regulations so that the Separate Account will be considered "adequately diversified."

Restrictions on the extent to which an owner can direct the investment of assets.  In some circumstances, owners of variable contracts who possess excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax currently on income and gains produced by those assets. Although published guidance in this area does not address certain aspects of the contract, we believe that the owner of a contract should not be treated as the owner of the
Separate Account assets. We reserve the right to modify the contract to bring it into conformity with applicable standards should such modification be necessary to prevent an owner of the contract from being treated as the owner of the underlying Separate Account assets. However, there is no assurance such efforts would be successful.

Age at which income payments must begin.  Federal income tax rules do not expressly identify a particular age by which income payments must begin.
However, those rules do require that an annuity contract provide for amortization, through income payments of the contract's premiums paid and earnings.

                                      136

We believe that these rules are satisfied by providing guaranteed annuity purchase rates in the contract that the owner may exercise at any time after the first policy year. If income payments begin or are scheduled to begin at a date that the IRS determines does not satisfy these rules, interest and gains under the contract could be taxable each year as they accrue.

No guarantees regarding tax treatment.  We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the remainder of this discussion assumes that your contract will be treated as an annuity contract for federal income tax purposes and that the tax law will not impose tax on any increase in your Contract Value until there is a distribution from your contract.

Partial and total surrenders.  A partial surrender occurs when you receive less than the total amount of the contract's Surrender Value. In the case of a partial surrender, you will pay tax on the amount you receive to the extent your Contract Value before the partial surrender exceeds your "investment in the contract." (This term is explained below.) This income (and all other income from your contract) is ordinary income. The Code imposes a higher rate of tax on ordinary income than it does on capital gains.

A surrender occurs when you receive the total amount of the contract's
Surrender Value. In the case of a surrender, you will generally pay tax on the amount you receive to the extent it exceeds your "investment in the contract."

Your "investment in the contract" generally equals the total of your premium payments under the contract, reduced by any amounts you previously received from the contract that you did not include in your income.

Your contract imposes charges relating to the death benefit, including any death benefit provided under an optional rider. It is possible that all or a portion of these charges could be treated as partial surrenders from the contract.

In the case of Systematic Withdrawals, the amount of each Systematic Withdrawal should be considered a distribution and taxed in the same manner as a partial surrender from the contract.

Any withdrawals taken pursuant to one of the Guaranteed Minimum Withdrawal
Benefit for Life Riders are subject to tax as partial withdrawals.

Distributions received before the Maturity Date pursuant to Guaranteed Income
Advantage may be subject to tax as partial withdrawals. See the "Tax Treatment of Guaranteed Income Advantage" provision in the "Guaranteed Income Advantage"
section of the prospectus.

Assignments and pledges.  The Code treats any assignment or pledge of (or agreement to assign or pledge) any portion of your Contract Value as a partial surrender of such amount or portion.

Gifting a contract.  If you transfer ownership of your contract -- without receiving full and adequate consideration -- to a person other than your spouse
(or to your former spouse incident to divorce), you will pay tax on your
Contract Value to the extent it exceeds your "investment in the contract." In such a case, the new owner's "investment in the contract" will be increased to reflect the amount included in your income.

Taxation of income payments.  The Code imposes tax on a portion of each income payment (at ordinary income tax rates) and treats a portion as a nontaxable return of your "investment in the contract." Withdrawals taken pursuant to one of the Guaranteed Minimum Withdrawal Benefit for Life Riders are generally not taxed as income payments for federal income tax purposes. As discussed above, these payments should be considered distributions and taxed in the same manner as a partial withdrawal from the contract. We will notify you annually of the taxable amount of your income payment.

Pursuant to the Code, you will pay tax on the full amount of your income payments once you have recovered the total amount of the "investment in the contract." If income payments cease because of the death of the Annuitant(s)
and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

If proceeds are left with us (Optional Payment Plan 4), they are taxed in the same manner as a surrender. The owner must pay tax currently on the interest credited on these proceeds. This treatment could also apply to Optional Payment
Plan 3 depending on the relationship of the amount of the periodic payments to the period over which they are paid.

Taxation of the death benefit.  We may distribute amounts from your contract because of the death of an owner, a joint owner, or an Annuitant. The tax treatment of these amounts depends on whether the owner, joint owner, or
Annuitant dies before or after the Maturity Date.

Taxation of Death Benefit if Paid Before the Maturity Date:

  .  the death benefit is taxed to the designated beneficiary in the same manner as an income payment would have been taxed to the owner if received under an Optional Payment Plan;

  .  if not received under an Optional Payment Plan, the death benefit is taxed to the designated beneficiary in the same manner as a surrender or a partial surrender would have been taxed to the owner, depending on the manner in which the death benefit is paid.

                                      137

Taxation of Death Benefit if Paid After the Maturity Date:

  .  The death benefit is includible in income to the extent it exceeds the unrecovered "investment in the contract."

Penalty taxes payable on surrenders, partial surrenders or income payments.  The Code may impose a penalty tax equal to 10% of the amount of any payment from your contract that is included in your gross income. The Code does not impose the 10% penalty tax if one of several exceptions applies. These exceptions include partial and total surrenders or income payments that:

  .  you receive on or after you reach age 59 1/2;

  .  you receive because you became disabled (as defined in the tax law);

  .  are received on or after the death of an owner; or

  .  you receive as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer.

Systematic Withdrawals may qualify for this last exception if structured in accordance with IRS guidelines. If they do, any modification of the Systematic
Withdrawals, including additional partial surrenders apart from the Systematic
Withdrawals, could result in certain adverse tax consequences. In addition, premium payments or a transfer between the Subaccounts may result in payments not qualifying for this exception.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You should consult a tax adviser with regard to exceptions from the penalty tax.

Medicare Tax.  Distributions from Non-Qualified Contracts will be considered
"investment income" for purposes of the Medicare tax on investment income.
Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts. Please consult a tax adviser for more information.

Special rules if you own more than one contract.  In certain circumstances, you may have to combine some or all of the Non-Qualified Contracts you own in order to determine the amount of an income payment, a total surrender, or a partial surrender that you must include in income. For example:

  .  if you purchase a contract described by this prospectus and also purchase at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract;

  .  if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract for certain purposes.

The effects of such aggregation are not clear. However, it could affect:

  .  the amount of a surrender, a partial surrender or an income payment that you must include in income; and

  .  the amount that might be subject to a penalty tax.

Section 1035 Exchanges

Under Section 1035 of the Code, the exchange of one annuity contract for another annuity contract generally is not taxed (unless cash is distributed).
To qualify as a nontaxable exchange however, certain conditions must be satisfied, e.g., the obligee(s) under the new annuity contract must be the same obligee(s) as under the original contract. We do not permit an owner to partially exchange this contract for another annuity contract.

If this contract has been purchased in whole or part by exchanging part of a life insurance or annuity contract, certain subsequent transactions may cause the IRS to retrospectively treat the partial Section 1035 exchange as taxable.
We intend to administer the contract without regard to the partially exchanged funding contract and disclaim any responsibility for monitoring events that could cause the IRS to examine the completed partial Section 1035 exchange.
Owners contemplating any transaction, involving this contract or a partially exchanged contract funding this contract, within 180 days of a partial Section
1035 exchange are strongly advised to consult a tax adviser.

Upon the death of a non-spousal joint owner, the contract provides the surviving joint owner with the option of using the proceeds of this contract to purchase a separate annuity contract with terms and values that are substantially similar to those of this contract. Exercise of this option will not qualify as a tax-free exchange under Section 1035.

Beginning in 2010, the owner may exchange the contract under Section 1035 of the Code for a long-term care contract. We believe that the provisions of the
Pension Protection Act of 2006 establishing annuity to long-term care Section
1035 exchanges would permit the owner to exchange a portion of the contract to pay the annual or other periodic premium for a long-term care contract issued by us or another insurance company. The IRS has issued limited guidance on such transactions, including on the allocation of basis that would be required to effect them. It is possible that the IRS could take a narrow view of the 2006 legislation and under certain circumstances treat partial Section 1035 exchanges to pay long-term care premiums as taxable withdrawals from the contract. Currently, we do not

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permit an owner to partially exchange this contract to purchase a long-term care contract or pay long-term care premiums. If all or a portion of the contract is used to purchase long-term care insurance in a Section 1035 exchange, the amount so used representing income on the contract would not be tax-deductible as a medical expense and the amount so used representing investment in the contract may not be tax-deductible as a medical expense. Any owner contemplating the use of the contract to fund long-term care insurance or long-term care expenses should consult a tax adviser.

Qualified Retirement Plans

We also designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the Code. Contracts issued to or in connection with retirement plans that receive special tax treatment are called "Qualified Contracts." We may not offer all of the types of Qualified Contracts described herein in the future. Prospective purchasers should contact our Home Office for information on the availability of Qualified
Contracts at any given time.

The federal income tax rules applicable to qualified retirement plans are complex and varied. As a result, this prospectus makes no attempt to provide more than general information about use of the contract with the various types of qualified retirement plans. Persons intending to use the contract in connection with a qualified retirement plan should obtain advice from a tax adviser.

The contract includes attributes such as tax deferral on accumulated earnings.
Qualified retirement plans provide their own tax deferral benefit. The purchase of this contract as an investment of a qualified retirement plan does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefits, income benefits and other non-tax benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

Types of Qualified Contracts.  The types of Qualified Contracts currently being offered include:

  .  Traditional Individual Retirement Annuities (IRAs) permit individuals to make annual contributions of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. Certain employers may establish Simplified
     Employee Pensions (SEPs), which have higher contribution limits, on behalf of their employees. The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether death benefits such as those in the contract comport with IRA qualification requirements.

  .  Roth IRAs permit certain eligible individuals to make non-deductible contributions to a Roth IRA. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% IRS penalty tax may apply to distributions made: (1) before age 59 1/2 (subject to certain exceptions);
     or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

  .  Traditional individual retirement accounts and Roth individual retirement accounts have the same contribution limits and tax treatment of distributions as the corresponding type of individual retirement annuity, discussed above. The contract may be owned by the custodian or trustee of an individual retirement account established for the benefit of the
     Annuitant. Only the owner, acting through its authorized
     representative(s), may exercise contract rights. When held by an individual retirement account, the contract is not issued as an individual retirement annuity or administered as such by us. Annuitants must look to the custodian or trustee, as contract owner, for satisfaction of their rights to benefits under the terms of the individual retirement account.

  .  Corporate pension and profit-sharing plans under Section 401(a) of the
     Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans ("H.R. 10 or Keough plans") for themselves and their employees.

  .  403(b) Plans allow employees of certain tax-exempt organizations and public schools to exclude from their gross income the premium payments made, within certain limits, to a contract that will provide an annuity for the employee's retirement. Distributions of: (1) salary reduction contributions made in years beginning after December 31, 1988; (2)
     earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions (but not earnings) may also be distributed upon hardship, but would generally be subject to a 10%

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     IRS penalty tax. For contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer's 403(b) Plan. Under recent IRS regulations we are obligated to share information concerning certain contract transactions with the employer sponsoring the 403(b) plan in which the owner is participating and possibly other product providers. We generally are required to confirm, with your 403(b) plan sponsor or otherwise, that these transactions comply with applicable tax requirements and to decline requests that are not in compliance.

Terms of qualified retirement plans and Qualified Contracts.  The terms of a qualified retirement plan may affect your rights under a Qualified Contract.
When issued in connection with a qualified retirement plan, we will amend a contract as generally necessary to conform to the requirements of the type of plan. However, the rights of any person to any benefits under qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract, unless we consent.

Employer qualified plans.  Qualified plans sponsored by an employer or employee organization are governed by the provisions of the Code and the Employee
Retirement Income Security Act, as amended ("ERISA"). ERISA is administered primarily by the U.S. Department of Labor. The Code and ERISA include requirements that various features be contained in an employer qualified plan with respect to: participation; vesting; funding; nondiscrimination; limits on contributions and benefits; distributions; penalties; duties of fiduciaries;
prohibited transactions; withholding; reporting and disclosure.

In the case of certain qualified plans, if a participant is married at the time benefits become payable, unless the participant elects otherwise with written consent of the spouse, the benefits must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is an annuity payable for the life of the participant with a survivor annuity for the life of the spouse in an amount that is not less than one-half of the amount payable to the participant during his or her lifetime. In addition, a married participant's beneficiary must be the spouse, unless the spouse consents in writing to the designation of a different beneficiary. There is much uncertainty regarding the application of these rules in the context of guaranteed withdrawal benefits such as those offered in optional riders to the contract. Consult a tax or legal adviser regarding these issues if an optional guaranteed withdrawal rider is being considered under a 401(a) or 403(b) plan.

If this contract is purchased as an investment of a qualified plan, the owner will be either an employee benefit trust or the plan sponsor. Plan participants and beneficiaries will have no ownership rights in the contract. Only the owner, acting through its authorized representative(s) may exercise contract rights. Participants and beneficiaries must look to the plan fiduciaries for satisfaction of their rights to benefits under the terms of the qualified plan.

Where a contract is purchased by an employer-qualified plan, we assume no responsibility regarding whether the contract's terms and benefits are consistent with the requirements of the Code and ERISA. It is the responsibility of the employer, plan trustee, plan administrator and/or other plan fiduciaries to satisfy the requirements of the Code and ERISA applicable to the qualified plan. This prospectus does not provide detailed tax or ERISA information. Various tax disadvantages, including penalties, may result from actions that conflict with requirements of the Code or ERISA, and the regulations pertaining to those laws. Federal tax laws and ERISA are continually under review by Congress. Any changes in the laws or in the regulations pertaining to the laws may affect the tax treatment of amounts contributed to employer qualified plans and the fiduciary actions required by
ERISA.

IRAs and Roth IRAs.  The Code permits individuals to make annual contributions to IRAs of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. The Code also permits certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.

The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in this contract comports with
IRA qualification requirements. We may, however, endorse the contract to satisfy the IRA or Roth IRA qualification rules and submit the endorsement to the IRS for approval as to form. If you purchased the contract with such an endorsement, the accompanying disclosure statement will indicate the status of the endorsement's approval under the IRS IRA Prototype Program.

You will be the owner of a contract issued as an IRA or Roth IRA, and will be responsible for exercising your rights as owner

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in accordance with applicable tax rules, including limitations for contributions and distributions. The contract may also be held in an IRA custodial account or trust as an investment. In that event the custodian or trustee, with your cooperation, is responsible for satisfaction of the IRA qualification requirements. We have no responsibility beyond that pertaining to nonqualified contracts for contracts held in an IRA account or trust.

The death benefit and Qualified Contracts.  Pursuant to IRS regulations, IRAs and 403(b) Plans may not invest in life insurance contracts. We do not believe that these regulations prohibit the death benefit, including that provided by any death benefit rider option, from being provided under the contracts when we issue the contracts as Traditional IRAs, Roth IRAs, SEPs or 403(b) Plans.
However, the law is unclear and it is possible that the presence of the death benefit under a contract issued as a Traditional IRA, a Roth IRA, a SEP or
403(b) Plan could disqualify a contract and result in increased taxes to the owner.

It is also possible that the death benefit could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified retirement plans, such as in connection with a Section 403(b)
plan.

Treatment of Qualified Contracts compared with Non-Qualified
Contracts.  Although some of the federal income tax rules are the same for both
Qualified and Non-Qualified Contracts, many of the rules are different. For example:

  .  the Code generally does not impose tax on the earnings under either
     Qualified or Non-Qualified Contracts until the earnings are distributed;

  .  the Code does not limit the amount of premium payments and the time at which premium payments can be made under Non-Qualified Contracts. However, the Code does limit both the amount and frequency of premium payments made to Qualified Contracts;

  .  the Code does not allow a deduction for premium payments made for
     Non-Qualified Contracts, but sometimes allows a deduction or exclusion from income for premium payments made to a Qualified Contract;

  .  Under most qualified retirement plans, the owner must begin receiving payments from the contract in certain minimum amounts by a certain date, generally April 1 of the calendar year following the calendar year in which the owner attains age 72 for Traditional IRAs and SEPs and April 1 of the calendar year following the later of the calendar year in which the employee (except for a 5 percent owner) retires or attains age 72 for other Qualified Contracts. The actuarial value of certain benefit guarantees, such as guaranteed withdrawal benefits, and certain death benefits may be included with the contract's cash value in determining the required minimum distribution amount. The presence of such living benefits and death benefits may require the owner to withdraw a larger amount each year than would be required based only on the contract value. We are required to annually determine and report to the owner the fair market value for traditional individual retirement annuities while the owner is alive. This computation is based in part on future economic performance and conditions and is made under the guidance of our actuarial department in accordance with income tax regulations and guidelines published by the
     Society of Actuaries. It is possible that, using different assumptions or methodologies, the amount required to be withdrawn would be more or less than the amount we report to you as the required minimum distribution.
     Roth IRAs do not require any distributions during the owner's lifetime.
     The death benefit under your contract and certain other benefits provided by the living benefit riders may increase the amount of the minimum required distribution that must be taken from your contract.

The federal income tax rules applicable to qualified retirement plans and
Qualified Contracts vary with the type of plan and contract. For example, federal tax rules limit the amount of premium payments that can be made, and the tax deduction or exclusion that may be allowed for the premium payments.
These limits vary depending on the type of qualified retirement plan and the circumstances of the plan participant, e.g., the participant's compensation.

Amounts received under Qualified Contracts.  Federal income tax rules generally include distributions from a Qualified Contract in your income as ordinary income. Premium payments that are deductible or excludible from income do not create "investment in the contract." Thus, under many Qualified Contracts there will be no "investment in the contract" and you include the total amount you receive in your income. There are exceptions. For example, you do not include amounts received from a Roth IRA if certain conditions are satisfied. In addition, failure to comply with the minimum distribution rules applicable to certain qualified retirement plans, will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified retirement plan. Please note important changes to the required minimum distribution rules. Under IRAs and defined contribution retirement plans, most non-spouse beneficiaries will no longer be able to satisfy these rules by
"stretching" payouts over life. Instead, those beneficiaries will have to take their post-death distributions within ten years. Certain exceptions apply to
"eligible designated beneficiaries," which include disabled and chronically ill individuals, individuals who

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are ten or less years younger than the deceased individual, and children who have not reached the age of majority. This change applies to distributions to designated beneficiaries of individuals who die on and after January 1, 2020.
Consult a tax adviser if you are affected by these new rules.

Federal penalty taxes payable on distributions.  The Code may impose a penalty tax equal to 10% of the amount of any payment from your Qualified Contract that is includible in your income. The Code does not impose the penalty tax if one of several exceptions apply. The exceptions vary depending on the type of
Qualified Contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a partial surrender, surrender, or annuity payment:

  .  received on or after the owner reaches age 59 1/2;

  .  received on or after the owner's death or because of the owner's disability (as defined in the tax law);

  .  received as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer; or

  .  received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified retirement plans. However, the specific requirements of the exception may vary.

On March 27, 2020, Congress passed the Coronavirus Aid, Relief and Economic
Security Act (the "CARES Act"). Among other provisions, the CARES Act includes temporary relief from certain tax rules applicable to Qualified Contracts, including rules related to required minimum distributions and retirement plan distributions. If you have been taking or plan to take distributions, including required minimum distributions, from an IRA or other qualified plan, you should consult with a tax adviser to determine how the CARES Act may impact your situation.

Moving money from one Qualified Contract or qualified retirement plan to another.  Rollovers and transfers:  In many circumstances you may move money between Qualified Contracts and qualified retirement plans by means of a rollover or a transfer. Special rules apply to such rollovers and transfers.

The IRS has re-examined a longstanding interpretation of the IRA rollover rules. Beginning in 2015, an IRA owner may make only one rollover in a 12 month period to avoid being taxed on distributions received during that period from all of his or her IRAs (including Roth IRAs). The rule does not apply to direct transfers between IRA issuers or custodians. If you have received an IRA distribution and are contemplating making a rollover contribution, you should consult a tax adviser.

If you do not follow the applicable rules, you may suffer adverse federal income tax consequences, including paying taxes which you might not otherwise have had to pay. You should always consult a qualified tax adviser before you move or attempt to move assets between any Qualified Contract or plan and another Qualified Contract or plan. If your contract was issued pursuant to a
403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance.

Direct rollovers:  The direct rollover rules apply to certain payments (called
"eligible rollover distributions") from Section 401(a) plans, Section 403(b)
plans, H.R. 10 plans, and Qualified Contracts used in connection with these types of plans. The direct rollover rules do not apply to distributions from
IRAs. The direct rollover rules require federal income tax equal to 20% of the taxable portion of an eligible rollover distribution to be withheld from the amount of the distribution, unless the owner elects to have the amount directly transferred to certain Qualified Contracts or plans. Certain restrictions apply to the ability to rollover any after-tax amounts.

Prior to receiving an eligible rollover distribution from us, we will provide you with a notice explaining these requirements and the procedure for avoiding
20% withholding by electing a direct rollover.

IRA conversions: If this contract is issued as an IRA, you may convert the contract to a Roth IRA. If you do so, the fair market value of your contract will be treated as a distribution from your IRA. This fair market value will include the contract's cash value together with the actuarial value of certain benefit guarantees, such as guaranteed withdrawal benefits, and certain death benefits. This computation is based in part on future economic performance and conditions and is made under the guidance of our actuarial department in accordance with income tax regulations. The methodology followed is similar to that used to determine the actuarial value of such benefit guarantees for required minimum distribution purposes, as described above in the "Treatment of
Qualified Contracts compared with Non-Qualified Contracts" section. We will determine and report the fair market value of your contract to you and the
Internal Revenue Service to satisfy our reporting obligations using assumptions and calculation methodologies based on our interpretation of the Code. It is possible that, using different assumptions or methodologies, your actual tax liability would be more or less than the income reported by us. You should always consult a tax adviser before you convert an IRA to a Roth IRA.

Disclosure Pursuant to Code and ERISA Requirements.  The ongoing fees and expenses of the contracts and the charges you may pay when you surrender or take withdrawals from your contract, as well as the range of fees

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and expenses of the Portfolios that you will pay indirectly when your assets are allocated to the Portfolios, are discussed in the "Fee Tables" provision of the prospectus. More detail concerning each Portfolio's fees and expenses is included in the prospectus for each Portfolio.

AssetMark is the investment adviser under the Asset Allocation Program and a former affiliate of the Company. There is no direct fee for participation in the Asset Allocation Program. The Company may compensate AssetMark for services it provides related to the Asset Allocation Program. However, the Company may
receive fees from the investment adviser or distributor of a Portfolio for certain administrative and other services we provide to you or to the Portfolio relating to the allocation of your assets to the Portfolio, and the amount of these fees may vary from Portfolio to Portfolio. Furthermore, the Company or our affiliate Capital Brokerage Corporation may receive Rule 12b-1 fees in varying amounts from the Portfolios or their distributors for distribution and related services. Additional information on the fees payable to the Company and
Capital Brokerage Corporation by the Portfolios and their advisers and distributors, including the range of such fees, is included in the
"Subaccounts" provision of the prospectus. Additional information regarding the
Asset Allocation Program and the potential conflicts of interest to which
AssetMark is subject is included in the "Asset Allocation Program" provision of the prospectus.

When you purchase a contract through a broker-dealer, the broker-dealer is paid a commission and may be paid a separate marketing allowance. The maximum aggregate amount of such compensation is 6.5% of a contract owner's aggregate purchase payments. The broker-dealer firm generally pays a portion of such commission to its representative who assisted you with the purchase, and that amount will vary depending on the broker-dealer and the individual representative. The Company has no agreement with any broker-dealer and any representative of a broker-dealer that limits the insurance and investment products or other securities they offer to those issued by the Company.

By signing the application for the contract, you acknowledge receipt of these disclosures and approve the purchase of the contract, the Asset Allocation
Program, and the investments made pursuant to the Asset Allocation Program.

Federal Income Tax Withholding

We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, federal income tax rules may require us to withhold tax. At the time you request a partial or total surrender, or income payment, we will send you forms that explain the withholding requirements.

See the "Annuity Purchases by Nonresident Aliens and Foreign Corporations"
section below for special withholding rules applicable to payees other than
U.S. citizens or residents and to payments made overseas.

State Income Tax Withholding

If required by the law of your state, we will also withhold state income tax from the taxable portion of each distribution made under the contract, unless you make an available election to avoid withholding. If permitted under state law, we will honor your request for voluntary state withholding.

Tax Status of the Company

Under existing federal income tax laws, we do not pay tax on investment income and realized capital gains of the Separate Account. We do not anticipate that we will incur any federal income tax liability on the income and gains earned by the Separate Account. We, therefore, do not impose a charge for federal income taxes. If federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.

Federal Estate, Gift and Generation-Skipping Transfer Taxes

While no attempt is being made to discuss in detail the Federal estate tax implications of the contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary who survives the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Under certain circumstances, the Code may impose a generation-skipping ("GST")
tax when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the
Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.

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Definition of Spouse Under Federal Law

The contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the contract's death benefit. All contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.

Annuity Purchases by Residents of Puerto Rico

The IRS has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United
States life insurance company is U.S. -- source income that is generally subject to United States federal income tax.

Annuity Purchases by Nonresident Aliens and Foreign Corporations

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents.
Purchasers (and beneficiaries) that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Special withholding rules apply to entity purchasers (including foreign corporations, partnerships, and trusts) that are not U.S. residents. We reserve the right to make all payments due to owners or beneficiaries directly to such persons and shall not be obligated to pay any foreign financial institution on behalf of any individual. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.

Foreign Tax Credits

We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under federal tax law.

Changes in the Law

This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this prospectus. Congress, the IRS, and the courts may modify these authorities, however, sometimes retroactively.

REQUESTING PAYMENTS

To request a payment, you must provide us with notice in a form satisfactory to
us. We will ordinarily pay any partial surrender or total surrender proceeds from the Separate Account within seven days after receipt at our Home Office of a request in good order. We will also ordinarily make payment of lump sum death benefit proceeds from the Separate Account within seven days from the receipt of due proof of death and all required forms. We will determine the amount of the payment as of the end of the Valuation Period during which our Home Office receives the payment request or due proof of death and all required forms.

In most cases, when we pay the death benefit in a lump sum, we will pay these proceeds to your designated beneficiary directly in the form of a check. We may also provide your designated beneficiary the option to establish an interest bearing draft account, called the "Secure Access Account," in the amount of the death benefit.

When establishing the Secure Access Account we will send the designated beneficiary a draft account book within seven days after we receive all the required documents, and the designated beneficiary will have immediate access to the account simply by writing a draft for all or any part of the amount of the death benefit payment. Any interest credited to amounts in the Secure
Access Account is currently taxable to the designated beneficiary.

The Secure Access Account is part of our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our General Account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the Secure Access Account.

We require a positive election from the designated beneficiary to establish the
Secure Access Account for the designated beneficiary. The Secure Access Account is not available in all states. We may discontinue offering the Secure Access
Account at any time, for any reason and without notice.

We will delay making a payment from the Subaccount or applying Subaccount value to a payment plan if:

   (1) the disposal or valuation of the Subaccount is not reasonably practicable because:

      .  the SEC declares that an emergency exists (due to the emergency the disposal or valuation of the Separate Account's assets is not reasonably practicable);

                                      144

      .  the New York Stock Exchange is closed for other than a regular holiday or weekend;

      .  trading is restricted by the SEC; or

   (2) the SEC, by order, permits postponement of payment to protect our owners.

In addition, if, pursuant to SEC rules, a money market fund that a subaccount invests in suspends payment of redemption proceeds in connection with a liquidation of that fund, we will delay payment of any transfer, partial withdrawal, surrender, loan, or death benefit from the subaccount until the fund is liquidated.

State law requires that we reserve the right to defer payments from the
Guarantee Account for a partial or total surrender for up to six months from the date we receive your request at our Home Office. We also may defer making any payments attributable to a check or draft that has not cleared until we are satisfied that the check or draft has been paid by the bank on which it is drawn.

If mandated under applicable law, we may be required to reject a premium payment and/or block an owner's account and thereby refuse to pay any requests for transfers, partial surrenders, or death benefits until instructions are received from the appropriate regulators. We may also be required to provide additional information about you or your account to government regulators.

SALES OF THE CONTRACTS

This contract is no longer offered or sold. However, the following section provides detail concerning the manner in which contracts were sold and the compensation arrangements applicable to those sales. Although certain compensation practices no longer apply (e.g., no commissions are paid in connection with new contract sales because such sales have been suspended), certain of the compensation practices remain relevant to in-force contracts.
Most notably, selling firms continue to be compensated with respect to subsequent purchase payments made under the in-force contracts.

We have entered into an underwriting agreement with Capital Brokerage
Corporation for the distribution and sale of the contracts. Pursuant to this agreement, Capital Brokerage Corporation serves as principal underwriter for the contracts, offering them on a continuous basis. Capital Brokerage
Corporation is located at 6620 West Broad Street, Building 2, Richmond,
Virginia 23230. Capital Brokerage Corporation will use its best efforts to sell the contracts, but is not required to sell any specific number or dollar amount of contracts.

Capital Brokerage Corporation was organized as a corporation under the laws of the state of Washington in 1981 and is an affiliate of ours. Capital Brokerage
Corporation is registered as a broker-dealer with the Securities and Exchange
Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority ("FINRA") (formerly, NASD, Inc.).

Capital Brokerage Corporation offers the contracts through its registered representatives who are registered with FINRA and with the states in which they do business. More information about Capital Brokerage Corporation and the registered representatives is available at http://www.finra.org or by calling
(800) 289-9999. You also can obtain an investor brochure from FINRA describing its Public Disclosure Program. Registered representatives with Capital
Brokerage Corporation are also licensed as insurance agents in the states in which they do business and are appointed with the Company.

Capital Brokerage Corporation also enters into selling agreements with an affiliated broker-dealer and unaffiliated broker-dealers to sell the contracts.
The registered representatives of these selling firms are registered with FINRA and with the states in which they do business, are licensed as insurance agents in the states in which they do business and are appointed with us.

We pay compensation to Capital Brokerage Corporation for promotion and sales of the contracts by its registered representatives as well as by affiliated and unaffiliated selling firms. This compensation consists of sales commissions and other cash and non-cash compensation. The maximum commission we may pay for the sale of a contract is 7.0% of a contract owner's aggregate premium payments.

The maximum commission consists of three parts -- commissions paid to internal and external wholesalers of Capital Brokerage Corporation ("wholesalers" are individuals employed by the Company and registered with Capital Brokerage
Corporation that promote the offer and sale of the contracts), commissions paid to the affiliated and unaffiliated brokerage firms ("selling firms") that employ the registered representative who sold your contract, and an amount paid to the selling firm for marketing and other payments related to the sale of the contract. Wholesalers with Capital Brokerage Corporation each may receive a maximum commission of 0.5% of your aggregate premium payments.

After commission is paid to the wholesalers of Capital Brokerage Corporation, a commission is then paid to the selling firm. A maximum commission of 5.5% of your aggregate premium payments. The exact amount of commission paid to the registered representative who sold you your contract is determined by the brokerage firm that employs the representative is employed.

                                      145

All selling firms receive commissions as described above based on the sale of, and receipt of premium payments, on the contract. Unaffiliated selling firms receive additional compensation, including marketing allowances and other payments. The maximum marketing allowance paid to a selling firm on the sale of a contract is 1.0% of premium payments received. At times, Capital Brokerage
Corporation may make other cash and non-cash payments to selling firms, (as well as receive payments from selling firms) for expenses relating to the recruitment and training of personnel, periodic sales meetings, the production of promotional sales literature and similar expenses. These expenses may also relate to the synchronization of technology between the Company, Capital
Brokerage Corporation and the selling firm in order to coordinate data for the sale and maintenance of the contract. In addition, registered representatives may be eligible for non-cash compensation programs offered by Capital Brokerage
Corporation or an affiliated company, such as conferences, trips, prizes and awards. The amount of other cash and non-cash compensation paid by Capital
Brokerage Corporation or its affiliated companies ranges significantly among the selling firms. Likewise, the amount received by Capital Brokerage
Corporation from the selling firms ranges significantly.

The commissions listed above are maximum commissions paid, and reflect situations where we pay a higher commission for a short period of time for a special promotion.

No specific charge is assessed directly to contract owners or the Separate
Account to cover commissions and other incentives or payments described above.
We do, however, intend to recoup commissions and other sales expenses and incentives we pay through fees and charges deducted under the contract and any other corporate revenue.

All commissions, special marketing allowances and other payments made or received by Capital Brokerage Corporation to or from selling firms come from or are allocated to the general assets of Capital Brokerage Corporation or one of its affiliated companies. Therefore, regardless of the amount paid or received by Capital Brokerage Corporation or one of its affiliated companies, the amount of expenses you pay under the contract does not vary because of such payments to or from such selling firms.

Even though your contract costs are not determined based on amounts paid to or received from Capital Brokerage Corporation or the selling firm, the prospect of receiving, or the receipt of, additional cash or non-cash compensation as described above may create an incentive for selling firms and/or their registered representative to sell you this product versus a product with respect to which a selling firm does not receive additional compensation, or a lower level of additional compensation. You may wish to take such compensation arrangements, which may be referred to as "revenue sharing arrangements," into account when considering and evaluating any recommendation relating to the contracts.

During 2020, 2019 and 2018, $31 million, $33.9 million and $37.7 million, respectively, was paid to Capital Brokerage Corporation for new purchase payments received. In 2020, 2019 and 2018, no underwriting commissions were paid to Capital Brokerage Corporation. This contract (RetireReady/SM/ Extra) is no longer offered or sold.

ADDITIONAL INFORMATION

Owner Questions

The obligations to owners under the contracts are ours. Please direct your questions and concerns to us at our Home Office.

Return Privilege

Within the free-look period after you receive the contract, you may cancel it for any reason by delivering or mailing it postage prepaid to:

                  Genworth Life and Annuity Insurance Company
                             Annuity New Business
                            6610 West Broad Street
                           Richmond, Virginia 23230

If you cancel your contract, it will be void, and we will send you a refund computed as of that date. Your refund will be computed as follows:

   (1) if your Contract Value has increased or has stayed the same, your refund will equal your Contract Value, minus any Bonus Credits applied, but plus any mortality and expense risk charges and administrative expense charges we deducted on or before the date we received the returned contract;

   (2) if your Contract Value has decreased, your refund will equal your
       Contract Value, minus any Bonus Credits applied, but plus any mortality and expense risk charges and administrative expense charges we deducted on or before the date we received the returned contract and plus any investment loss, including any charges made by the Portfolios, attributable to Bonus Credits as of the date we received the returned contract; or

   (3) if required by the law of your state, your premium payments minus any partial surrenders you previously have taken.

This means you receive any gains and we bear any losses attributable to the
Bonus Credits during the free look period.

                                      146

We do not assess a surrender charge when your contract is canceled during the free-look period.

State Regulation

As a life insurance company organized and operated under the laws of the
Commonwealth of Virginia, we are subject to provisions governing life insurers and to regulation by the Virginia Commissioner of Insurance.

Our books and accounts are subject to review and examination by the State
Corporation Commission of the Commonwealth of Virginia at all times. That
Commission conducts a full examination of our operations at least every five years.

Evidence of Death, Age, Gender, Marital Status or Survival

We may require proof of the age, gender, marital status or survival of any person or persons before actions on any applicable contract provision.

Records and Reports

As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the Separate
Account. At least once each year, we will send you a report showing information about your contract for the period covered by the report. The report will show the total Contract Value and a break-down of the assets of each Subaccount and the Guarantee Account. The report also will show premium payments and charges made during the statement period. As discussed on the prospectus cover page, beginning January 1, 2021 we will no longer send you paper copies of shareholder reports for the Portfolios of the Funds offered under the contract
("Reports") unless you specifically request paper copies from us, and instead we will make the Reports available on a website. In addition, you will receive a written confirmation when you make premium payments, transfers, or take partial surrenders.

Other Information

We have filed a Registration Statement with the SEC, under the Securities Act of 1933 as amended, for the contracts being offered by this prospectus. This prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the Separate Account, the Company, and the contracts offered. Statements in this prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC and available on the SEC's website at http://www.sec.gov.

Exemption to File Periodic Reports

The Company does not intend to file periodic reports required under the
Securities Exchange Act of 1934 in reliance on the exemption provided by Rule
12h-7 thereunder.

Unclaimed Property

Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date or date the death benefit is due and payable.
For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or the contract owner last resided, as shown on our books and records, or to our state of domicile. This "escheatment" is revocable, however, and the state is obligated to pay the death benefit if your beneficiary steps forward to claim it with the proper documentation. To prevent such escheatment, it is important that you update your beneficiary designations, including full names and complete addresses, if and as they change.

Cybersecurity

Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyberattacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyberattacks affecting us, any third party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, systems failures and cyberattacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate Accumulation Unit values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. There can be no

                                      147

assurance that we or the underlying funds or our service providers will avoid losses affecting your contract due to cyberattacks or information security breaches in the future.

Natural and Man-Made Disasters

We are also exposed to risks related to natural and man-made disasters and catastrophes, such as (but not limited to) storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts, any of which could adversely affect our ability to conduct business. A natural or man-made disaster or catastrophe, including a pandemic (such as COVID-19), could affect the ability or willingness of our employees or the employees of our service providers to perform their job responsibilities. Even if our employees and the employees of our service providers are able to work remotely, those remote work arrangements could result in our business operations being less efficient than under normal circumstances and could lead to delays in our processing of contract-related transactions, including orders from contract owners.
Catastrophic events may negatively affect the computer and other systems on which we rely, may interfere with our ability to receive, pick up and process mail, may interfere with our ability to calculate Contract Value, or may have other possible negative impacts. These events may also impact the issuers of securities in which the Portfolios invest, which may cause the Portfolios underlying your contract to lose value. There can be no assurance that we or the Portfolios or our service providers will be able to successfully avoid negative impacts associated with natural and man-made disasters and catastrophes.

We outsource certain critical business functions to third parties and, in the event of a natural or man-made disaster, rely upon the successful implementation and execution of the business continuity planning of such entities. While we monitor the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond our control. If one or more of the third parties to whom we outsource such critical business functions experience operational failures, our ability to administer the contract could be impaired.

Information Regarding the COVID-19 Pandemic. The COVID-19 pandemic has resulted in operational disruptions, as well as market volatility and general economic uncertainty. To address operational disruptions in connection with the COVID-19 pandemic, we have implemented business continuity plans so we can continue to provide services to our customers, even as many of our employees and the employees of our service providers continue to work remotely. While these efforts have been successful to date, we continue to be subject to risks that could negatively impact our operations, including system failure, mail delivery delays, unavailability of critical personnel due to illness or other reasons related to the pandemic, and disruptions to service providers. Significant market volatility and negative market returns have occurred during the COVID-19 pandemic. While we are confident in our ability to manage the financial risks related to the COVID-19 pandemic, the extent and duration of such risks cannot be predicted with certainty, and prolonged negative economic conditions could have a negative impact on our financial condition. It is possible these risks could impact our financial strength and claims-paying ability.

Legal Proceedings

We face the risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including the risk of class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. In our insurance operations, we are, have been, or may become subject to class actions and individual suits alleging, among other things, issues relating to sales or underwriting practices, payment of contingent or other sales commissions, claims payments and procedures, product design, product disclosure, administration, additional premium charges for premiums paid on a periodic basis, denial or delay of benefits, charging excessive or impermissible fees on products and recommending unsuitable products to customers. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts, which may remain unknown for substantial periods of time. In our investment-related operations, we are subject to litigation involving commercial disputes with counterparties. We are also subject to litigation arising out of our general business activities such as our contractual and employment relationships and securities lawsuits. In addition, we are also subject to various regulatory inquiries, such as information requests, subpoenas, books and record examinations and market conduct and financial examinations from state, federal and international regulators and other authorities. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our business, financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition and results of operations.

Lehman Brothers Special Financing, Inc.

In Lehman Brothers Special Financing, Inc. v. Bank of America National
Association, et al, in U.S. Bankruptcy Court, Southern District of New York,
Lehman Brothers Special Financing, Inc. ("LBSF") seeks to recover from the
Company, as a noteholder defendant, sums it received from a collateralized debt obligation ("CDO") note following the bankruptcy of Lehman Brothers

                                      148

Holdings, Inc. ("LBHI"), alleging that we and other unrelated noteholders (the
"Defendant Group") were not entitled to the amounts received. On June 28, 2016, the Bankruptcy Court granted our motion to dismiss , the Bankruptcy Court's order became final and appealable on January 24, 2017 , and no claims remain against the Company. LBSF filed a notice of appeal on February 6, 2017. On
March 14, 2018, the District Court affirmed the decision of the Bankruptcy
Court. In a filing dated April 13, 2018, LBSF appealed the District Court's decision to the United States Court of Appeals for the Second Circuit. Oral
argument occurred on June 26, 2019. On August 11, 2020, the Court of Appeals
for the Second Circuit issued a decision affirming the dismissal of this case.

Cost of Insurance Litigation

In September 2018, we were named as a defendant in a putative class action lawsuit pending in the United States District Court for the Eastern District of
Virginia captioned TVPX ARX INC., et al v. Genworth Life and Annuity Insurance
Company, Case No. 3:18-cv-00637. Plaintiff seeks to represent life insurance policyholders, alleging unlawful and excessive cost of insurance ("COI")
charges. The complaint asserts claims for breach of contract, alleging that we improperly considered non-mortality factors when calculating COI rates and failed to decrease COI charges in light of improved expectations of future mortality, and seeks unspecified compensatory damages, costs, and equitable relief.

On October 29, 2018, we filed a Motion to Enjoin in the Middle District of
Georgia, and a Motion to Dismiss and Motion to Stay in the Eastern District of
Virginia. We moved to enjoin the prosecution of the Eastern District of
Virginia action on the basis that it involves claims released in a prior nationwide class action settlement that was approved by the Middle District of
Georgia. Plaintiff filed an amended complaint on November 13, 2018. On
November 16, 2018, the Eastern District of Virginia court stayed the case for
60 days.

On December 6, 2018, we moved the Middle District of Georgia for leave to file our counterclaim, which alleges that plaintiff breached the prior settlement agreement by filing its current action. On January 17, 2019, the Eastern
District of Virginia court stayed the case for another 60 days or the date of the Middle District of Georgia's ruling on our motions, whichever comes earlier. A hearing on our Motion to Enjoin and Motion for Leave to file our counterclaim occurred on February 21, 2019. On March 15, 2019, the Middle
District of Georgia granted our Motion to Enjoin and denied our Motion for
Leave to file our counterclaim. As such, plaintiff is enjoined from pursuing its COI class action in the Eastern District of Virginia.

On March 29, 2019, plaintiff filed a Notice of Appeal in the Middle District of
Georgia, notifying the Court of its appeal to the United States Court of
Appeals for the Eleventh Circuit from the Order granting our Motion to Enjoin.
On March 29, 2019, we filed our Notice of Cross-Appeal in the Middle District of Georgia, notifying the Court of our cross-appeal to the Eleventh Circuit from the portion of the order denying our Motion for Leave to file our counterclaim. On April 8, 2019, the Eastern District of Virginia lifted the stay in the case and dismissed the case without prejudice, with leave for plaintiff to refile an amended complaint only if a final appellate court decision vacates the injunction and reverses the Middle District of Georgia's opinion. On May 21, 2019, plaintiff filed its appeal and memorandum in support in the Eleventh Circuit. We filed our response to plaintiff's appeal memorandum and our memorandum in support of our cross-appeal on July 3, 2019. Plaintiff filed its reply in support of its appeal and response to our cross-appeal on
August 20, 2019, and we filed our reply memorandum in support of our cross-appeal on September 20, 2019. Plaintiff's appeal and our cross-appeal are now fully briefed and waiting for disposition by the Eleventh Circuit. The
Eleventh Circuit Court of Appeals heard oral argument on plaintiff's appeal and our cross-appeal on April 21, 2020. On May 26, 2020, the Eleventh Circuit Court
of Appeals vacated the Middle District of Georgia's order enjoining plaintiff's class action and remanded the case back to the Middle District of Georgia for further factual development as to whether we had altered how we calculate or charge COI since the McBride settlement. The Eleventh Circuit Court of Appeals did not reach a decision on our counterclaim. We intend to continue to vigorously defend the dismissal of the action.

On April 6, 2020, we were named as a defendant in a putative class action lawsuit filed in the United States District Court for the Eastern District of
Virginia, captioned Brighton Trustees, LLC, et al v. Genworth Life and Annuity
Insurance Company. On May 13, 2020, we were also named as a defendant in a putative class action lawsuit filed in the United States District Court for the
Eastern District of Virginia captioned Daubenmier, et al v. Genworth Life and
Annuity Insurance Company. On June 26, 2020, plaintiffs filed a consent motion to consolidate the two cases. On June 30, 2020, the United States District
Court for the Eastern District of Virginia issued an order consolidating the
Brighton Trustees and Daubenmier cases. On July 17, 2020, the Brighton Trustees and Daubenmier plaintiffs filed a consolidated complaint, alleging that we subjected policyholders to an unlawful and excessive COI increase. The consolidated complaint asserts claims for breach of contract and injunctive relief, and seeks damages in excess of $5 million. On August 31, 2020, we filed an answer to plaintiffs' consolidated complaint. The trial is scheduled to

                                      149

commence on April 1, 2022. We intend to vigorously defend this action.

On January 21, 2021, we were named as a defendant in a putative class action lawsuit pending in the United States District Court for the District of Oregon
captioned McMillan, et al , v. Genworth Life and Annuity Insurance Company,
Case No. 1:21-cv-00091. Plaintiff seeks to represent life insurance policyholders with policies issued by Federal Home Life Insurance Company, which subsequently merged with the Company on January 1, 2007. Plaintiff alleges that we impermissibly calculated COI rates to be higher than that permitted by plaintiff's policy. The complaint asserts claims for breach of contract, conversion, and declaratory and injunctive relief, and seeks damages in excess of $5 million. On April 5, 2021, we filed an answer to plaintiff's complaint. We intend to vigorously defend this action.

Unclaimed Property

The West Virginia treasurer's office sued us and one of our affiliates, as well as other life insurers licensed in West Virginia, regarding alleged violations of unclaimed property requirements for West Virginia policies. We elected to participate in the early alternative dispute resolution procedure outlined in the trial court's post remand case management order and a first meeting to mediate the matter was held on February 1, 2017. On December 16, 2020, the parties settled this action for $120,000.

North Carolina Audit

On May 31, 2019, the Company and certain affiliates received draft audit reports from the North Carolina Department of Revenue that examined tax credits received for investing in certain renewal energy projects from the period beginning January 1, 2014 and ending December 31, 2016. The Department of
Revenue alleges that these tax credits were improper transactions because the
Genworth entities were not bona fide partners of the investor/promotor
Stonehenge Capital Company, LLC. On July 15, 2019, we responded to the
Department of Revenue, stating that we intend to contest the disallowance of the credits. On July 17, 2019, the Department of Revenue replied that their position regarding their audit conclusions has not changed and that they will proceed with finalizing the audit. On July 24, 2019, we received Notices of
Proposed Adjustments and tax assessments for the Company and certain of the affiliates totaling $4.4 million from the Department of Revenue. On August 27,
2019, we submitted our NC-Form 242 Objection to these tax assessments. On
December 5, 2019, we received Notices of Proposed Adjustments and tax assessments for the Company and Genworth Life Insurance Company totaling approximately $600,000. On January 14, 2020, we submitted our NC-Form 242
Objection to these tax assessments. We intend to continue to vigorously defend our position and any legal proceedings that may arise.

At this time, we cannot determine or predict the ultimate outcome of any of the pending legal and regulatory matters specifically identified above or the likelihood of potential future legal and regulatory matters against us. Except as disclosed above, we also are not able to provide an estimate or range of reasonably possible losses related to these matters. Therefore, we cannot ensure that the current investigations and proceedings will not have a material adverse effect on our business, financial condition or results of operations.
In addition, it is possible that related investigations and proceedings may be commenced in the future, and we could become subject to additional unrelated investigations and lawsuits. Increased regulatory scrutiny and any resulting investigations or proceedings could result in new legal precedents and industry-wide regulations or practices that could adversely affect our business, financial condition and results of operations.

The Company shall, and may through insurance coverage, indemnify any directors or officers who are a party to any proceeding by reason of the fact that he or she was or is a director or officer of the Company against any liability incurred by him or her in connection with such proceeding unless he or she engaged in willful misconduct or a knowing violation of the criminal law or any federal or state securities law. Such indemnification covers all judgments, settlements, penalties, fines and reasonable expenses incurred with respect to such proceeding. If the person involved is not a director or officer of the
Company, the Company may indemnify, or contract to indemnify, to the same extent allowed for its directors and officers, such person who was, is or may become a party to any proceeding, by reason of the fact that he or she is or was an employee or agent of the Company, or is or was serving at the request of the Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise.

Insofar as indemnification for liability arising under the Securities Act of
1933 may be permitted to directors, officers and controlling persons of the
Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of

                                      150

appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Capital Brokerage Corporation is not in any pending or threatened lawsuits that are reasonably likely to have a material adverse impact on us or on the
Separate Account.

Although it is not anticipated that these developments will have a material adverse impact on the Separate Account, on our ability to meet our obligations under the contracts, or on the ability of Capital Brokerage Corporation to perform under its principal underwriting agreement, there can be no assurance at this time.

                                      151

APPENDIX A

Examples -- Death Benefit Calculations

Basic Death Benefit

The following examples are for contracts issued on or after the later of May 1,
2003, or the date on which state insurance authorities approve applicable contract modifications.

The purpose of this example is to show how the Basic Death Benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract.

Example:  Assuming an owner:

   (1) purchases a contract for $100,000;

   (2) makes no additional premium payments and takes no partial surrenders;

   (3) is not subject to premium taxes; and

   (4) the Annuitant is age 75 on the Contract Date then:

Annuitant's End of Contract     Basic
    Age      Year   Value   Death Benefit
-----------------------------------------
    76        1    $103,000   $103,000
    77        2     112,000    112,000
    78        3      90,000    100,000
    79        4     135,000    135,000
    80        5     130,000    130,000
    81        6     150,000    150,000
    82        7     125,000    125,000
    83        8     145,000    145,000
-----------------------------------------

Partial surrenders (including partial surrenders taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit for Life Rider) will reduce the Basic
Death Benefit by the proportion that the partial surrender (including any applicable surrender charge and any premium tax assessed) reduces your Contract
Value. For example:

        Premium Contract     Basic
 Date   Payment  Value   Death Benefit
--------------------------------------
3/31/09 $20,000 $20,000     $20,000
3/31/17          20,000      20,000
3/31/18          14,000      20,000
--------------------------------------

If a partial surrender of $7,000 is taken on March 31, 2018, the Basic Death
Benefit immediately after the partial surrender will be $10,000 ($20,000 to
$10,000) since the Contract Value is reduced 50% by the partial surrender
($14,000 to $7,000).

This is true only if the Basic Death Benefit immediately prior to the partial surrender (as calculated above) is not the Contract Value on the date we receive due proof of the Annuitant's death. It also assumes that no surrender charge applies, and that no premium tax applies to the partial surrender. This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

Annual Step-Up Death Benefit Rider Option

The following example shows how the Annual Step-Up Death Benefit works based on hypothetical values. It is not intended to depict investment performance of the contract. The example assumes that an owner purchases a contract with an
Annuitant age 75 at the time of issue. In addition, the example assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional premium payments;

   (3) the owner takes no partial surrenders; then

End of Annuitant's Contract     Death
 Year      Age      Value   Benefit Amount
------------------------------------------
  1        76      $103,000    $103,000
  2        77       112,000     112,000
  3        78        90,000     112,000
  4        79       135,000     135,000
  5        80       130,000     135,000
  6        81       150,000     135,000
  7        82       125,000     135,000
  8        83       145,000     135,000
------------------------------------------

Partial surrenders (including partial surrenders taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit for Life Rider) will reduce the Annual
Step-Up Death Benefit by the proportion that the partial surrender (including any surrender charge and any premium tax assessed) reduces your Contract Value.

5% Rollup Death Benefit Rider Option

The following example shows how the 5% Rollup Death Benefit Rider Option works based on hypothetical values. It is not intended to depict investment performance of the contract. The example assumes that an owner purchases a contract with an Annuitant age 70 at the time of issue. In addition, the example assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) the contract earns a 0% net return (-3.05% net of fees for the mortality and expense risk charge, administrative expense charge, underlying mutual fund expenses and the 5% Rollup Death Benefit Rider Option);

                                      A-1

   (3) the owner makes no additional premium payments;

   (4) the owner takes annual partial surrenders equal to 5% of premium payments at end of the contract year; and

   (5) the contract is not subject to premium taxes.

                    Partial
End of Annuitant's Withdrawal Contract   5% Rollup
 Year      Age       Amount    Value   Death Benefit
----------------------------------------------------
  0        70        $    0   $100,000   $100,000
  1        71         5,000     95,000    100,000
  2        72         5,000     90,000    100,000
  3        73         5,000     85,000    100,000
  4        74         5,000     80,000    100,000
  5        75         5,000     75,000    100,000
  6        76         5,000     70,000    100,000
  7        77         5,000     65,000    100,000
  8        78         5,000     60,000    100,000
  9        79         5,000     55,000    100,000
----------------------------------------------------

Partial surrenders amounting to 5% or less of premium payments annually will reduce the 5% Rollup Death Benefit on a non pro-rata (dollar-for-dollar) basis.
Therefore, in the example above, though a $5,000 partial surrender is taken at the end of year 1, the 5% Rollup Death Benefit immediately after the partial surrender is still equal to $100,000 since the benefit is reduced only by the same dollar amount of the partial surrender.

Partial surrenders exceeding 5% of premium payments in any year will reduce the
5% Rollup Death Benefit on a pro-rata basis (by the proportion that the partial surrender, including any surrender charges, and any premium taxes assessed, reduces your Contract Value). All partial surrenders that exceed the 5%
threshold will reduce the 5% Rollup Death Benefit on a pro-rata basis. For example:

                                         5% Rollup    5% Rollup
                                       Death Benefit    Death
                                          Option       Benefit
                                        Before Any   Option After
          Purchase  Partial   Contract    Partial    the Partial
  Date    Payment  Withdrawal  Value    Withdrawals  Withdrawals
-----------------------------------------------------------------
3/31/2009 $10,000    $    0   $10,000     $10,000      $10,000
3/31/2017                 0    20,000      14,775       14,775
3/31/2018             7,000    14,000      15,513        7,785
-----------------------------------------------------------------

Therefore, if a $7,000 partial withdrawal is taken on March 31, 2018, $500 (5%
of $10,000) will reduce the 5% Rollup Death Benefit on a non pro-rata
(dollar-for-dollar) basis, to $15,013 ($15,513-$500). The remaining $6,500 of the partial withdrawal will reduce the 5% Rollup Death Benefit immediately after the partial withdrawal to $7,785 ($15,013 -- the 5% Rollup Death Benefit,
multiplied by 51.85% -- 1 minus the ratio of the partial withdrawal ($6,500) to the Contract Value ($13,500), after reducing each by $500).

Earnings Protector Death Benefit Rider Option

The following example shows how the Earnings Protector Death Benefit works based on purely hypothetical values. It is not intended to depict investment performance of the contract. This example assumes an owner purchases a contract with an Annuitant age 65 at the time of issue, and that he or she takes no partial surrenders before the Annuitant's death.

        Premium  Contract           Death   Earnings Protector
 Date   Payment   Value     Gain   Benefit    Death Benefit
--------------------------------------------------------------
8/01/09 $100,000 $100,000 $      0 $100,000      $     0
8/01/24           300,000  200,000  300,000       70,000
--------------------------------------------------------------

The Annuitant's death and notification of the death occurs on 8/01/24. At that time, 40% of the earnings or "gain" ($200,000) is $80,000. However, since the
Earnings Protector Death Benefit under this age scenario cannot exceed 70% of the premium payments ($100,000) under this age scenario, the Earnings Protector
Death Benefit in this example will be $70,000.

The following examples are for contracts issued on or after the later of May
15, 2001, or the date on which state insurance authorities approve applicable state modifications and prior to May 1, 2003, or prior to the date on which state insurance authorities approve applicable contract modifications.

Basic Death Benefit

The purpose of this example is to show how the Basic Death Benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract.

Example:  Assuming an owner:

   (1) purchases a contract for $100,000;

   (2) makes no additional premium payments and takes no partial surrenders;

   (3) is not subject to premium taxes; and

                                      A-2

   (4) the Annuitant is age 70 on the Contract Date then:

                   Annuitant's End of Contract     Basic
                       Age      Year   Value   Death Benefit
                   -----------------------------------------
                       71         1   $103,000   $103,000
                       72         2    110,000    110,000
                       73         3     80,000    110,000
                       74         4    120,000    120,000
                       75         5    130,000    130,000
                       76         6    150,000    150,000
                       77         7    160,000    160,000
                       78         8    130,000    160,000
                       79         9     90,000    160,000
                       80        10    170,000    170,000
                       81        11    140,000    170,000
                       82        12    190,000    190,000
                       83        13    150,000    170,000
                   -----------------------------------------

Partial surrenders will reduce the Basic Death Benefit by the proportion the partial surrender (including any applicable surrender charge and any premium tax assessed) reduces the Contract Value. For example:

                             Premium Contract     Basic
                      Date   Payment  Value   Death Benefit
                     --------------------------------------
                     3/31/09 $50,000 $50,000     $50,000
                     3/31/17          50,000      50,000
                     3/31/18          35,000      50,000
                     --------------------------------------

If a partial surrender of $17,500 is taken on March 31, 2018, the Basic Death
Benefit immediately after the partial surrender will be $25,000 ($50,000 to
$25,000) since the Contract Value is reduced 50% by the partial surrender
($35,000 to $17,500). This is true only if the Basic Death Benefit immediately prior to the partial surrender (as calculated above) is not the Contract Value on the date we receive due proof of the Annuitant's death. It also assumes that surrender charge applies, and that no premium tax applies to the partial surrender. This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

The following examples are for contracts issued prior to May 15, 2001, or prior to the date on which state insurance authorities approve applicable contract modifications.

Basic Death Benefit

The purpose of this example is to show how the Basic Death Benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract.

Example:  Assuming an owner:

   (1) purchases a contract for $100,000;

   (2) makes no additional premium payments and takes no partial surrenders;

   (3) is not subject to premium taxes; and

   (4) the Annuitant's age is 70 on the Contract Date then:

                   Annuitant's End of Contract  Unadjusted
                       Age      Year   Value   Death Benefit
                   -----------------------------------------
                       71         1   $103,000   $103,000
                       72         2    110,000    110,000
                       73         3     80,000    110,000
                       74         4    120,000    120,000
                       75         5    130,000    130,000
                       76         6    150,000    150,000
                       77         7    160,000    160,000
                       78         8    130,000    160,000
                       79         9     90,000    160,000
                       80        10    170,000    170,000
                       81        11    140,000    170,000
                       82        12    190,000    190,000
                       83        13    150,000    170,000
                   -----------------------------------------

Partial surrenders will reduce the unadjusted death benefit by the proportion that the partial surrender (including any applicable surrender charge and any premium tax assessed) reduces the Contract Value. For example:

                             Premium Contract  Unadjusted
                      Date   Payment  Value   Death Benefit
                     --------------------------------------
                     3/31/09 $50,000 $50,000     $50,000
                     3/31/17          50,000      50,000
                     3/31/18          35,000      50,000
                     --------------------------------------

If a partial surrender of $17,500 is taken on March 31, 2018, the unadjusted death benefit immediately after the partial surrender will be $25,000 ($50,000 to $25,000) since the Contract Value is reduced 50% by the partial surrender
($35,000 to $17,500). This is true only if the unadjusted death benefit immediately prior to the partial surrender (as calculated above) is not the
Contract Value on the date of the Annuitant's death. It also assumes that no premium tax applies to the partial surrender. This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

                                      A-3

Optional Enhanced Death Benefit

The following example shows how the Optional Enhanced Death Benefit works based on purely hypothetical values. It is not intended to depict investment performance of the contract.

This example assumes an owner purchases a contract with an Annuitant age 65 at the time of issue, and that he takes no partial surrenders before the
Annuitant's death.

                 Contract           Death   Optional Enhanced
 Date   Premium   Value     Gain   Benefit    Death Benefit
-------------------------------------------------------------
8/01/09 $100,000 $100,000 $      0 $100,000      $     0
8/01/24           300,000  200,000  300,000       70,000
-------------------------------------------------------------

The Annuitant's death and notification of the death occur on 8/01/24. At that time, 40% of the earnings or "gain" ($200,000) is $80,000. However, since the
Optional Enhanced Death Benefit cannot exceed 70% of the premiums paid
($100,000) under this age scenario, the Optional Enhanced Death Benefit in this example will be $70,000.

                                      A-4

APPENDIX B

Condensed Financial Information

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges.

The Accumulation Unit values and the number of Accumulation Units outstanding for each Subaccount for the periods shown are as follows:

  Guaranteed Income Advantage or Payment Optimizer Plus (for Single Annuitant
                              contracts) Elected

                                                                                          Number of
                                                        Accumulation      Accumulation  Accumulation
                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                          Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
----------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B         $14.08            $15.07        18,380     2020
                                                            12.16             14.08        20,643     2019
                                                            13.27             12.16        23,003     2018
                                                            11.71             13.27        25,473     2017
                                                            11.45             11.71        29,327     2016
                                                            11.54             11.45        31,849     2015
                                                            11.00             11.54        34,726     2014
                                                             9.66             11.00        37,657     2013
                                                             8.70              9.66        40,580     2012
                                                             9.16              8.70        43,674     2011
----------------------------------------------------------------------------------------------------------
  AB Global Thematic Growth Portfolio -- Class B           $15.73            $21.43            --     2020
                                                            12.38             15.73            --     2019
                                                            14.04             12.38            --     2018
                                                            10.51             14.04            --     2017
                                                            10.83             10.51            --     2016
                                                            10.77             10.83            --     2015
                                                            10.49             10.77            --     2014
                                                             8.71             10.49            --     2013
                                                             7.86              8.71            --     2012
                                                            10.47              7.86            --     2011
----------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                $18.35            $18.42            --     2020
                                                            15.16             18.35            --     2019
                                                            16.44             15.16            --     2018
                                                            14.15             16.44            --     2017
                                                            13.00             14.15            --     2016
                                                            13.09             13.00            --     2015
                                                            12.23             13.09            --     2014
                                                             9.28             12.23            --     2013
                                                             8.08              9.28            --     2012
                                                             7.77              8.08            --     2011
----------------------------------------------------------------------------------------------------------
  AB International Value Portfolio -- Class B              $ 6.45            $ 6.46        10,861     2020
                                                             5.64              6.45        17,070     2019
                                                             7.47              5.64        20,779     2018
                                                             6.10              7.47        19,572     2017
                                                             6.28              6.10        58,931     2016
                                                             6.26              6.28        46,037     2015
                                                             6.83              6.26        50,546     2014
                                                             5.68              6.83        38,847     2013
                                                             5.08              5.68        78,778     2012
                                                             6.44              5.08        67,434     2011
----------------------------------------------------------------------------------------------------------

                                      B-1

                                                                                                                 Number of
                                                                               Accumulation      Accumulation  Accumulation
                                                                              Unit Values at    Unit Values at   Units at
Subaccounts                                                                 Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                                        $28.09            $37.18            --     2020
                                                                                   21.34             28.09            --     2019
                                                                                   21.30             21.34            --     2018
                                                                                   16.51             21.30            --     2017
                                                                                   16.47             16.51            --     2016
                                                                                   15.17             16.47            --     2015
                                                                                   13.60             15.17            --     2014
                                                                                   10.14             13.60            --     2013
                                                                                    8.87             10.14            --     2012
                                                                                    9.41              8.87            --     2011
---------------------------------------------------------------------------------------------------------------------------------
  AB Small Cap Growth Portfolio -- Class B                                        $29.49            $44.38         1,600     2020
                                                                                   22.14             29.49            --     2019
                                                                                   22.86             22.14            --     2018
                                                                                   17.44             22.86            --     2017
                                                                                   16.76             17.44            --     2016
                                                                                   17.38             16.76            --     2015
                                                                                   18.12             17.38         9,405     2014
                                                                                   12.73             18.12            --     2013
                                                                                   11.33             12.73            --     2012
                                                                                   11.10             11.33            --     2011
---------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Capital Appreciation Fund -- Series II Shares          $20.06            $26.77            --     2020
                                                                                   15.08             20.06            --     2019
                                                                                   16.37             15.08            --     2018
                                                                                   13.21             16.37            --     2017
                                                                                   13.82             13.21            --     2016
                                                                                   13.66             13.82            --     2015
                                                                                   12.12             13.66            --     2014
                                                                                    9.56             12.12            --     2013
                                                                                    8.57              9.56            --     2012
                                                                                    8.88              8.57            --     2011
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Conservative Balanced Fund -- Series II Shares         $10.63            $11.93         7,146     2020
                                                                                    9.26             10.63         8,370     2019
                                                                                   10.01              9.26         9,484     2018
                                                                                    9.38             10.01        10,510     2017
                                                                                    9.12              9.38        13,832     2016
                                                                                    9.26              9.12        13,171     2015
                                                                                    8.75              9.26        18,147     2014
                                                                                    7.92              8.75        30,688     2013
                                                                                    7.21              7.92        32,070     2012
                                                                                    7.33              7.21        34,051     2011
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund --                       $20.98            $28.82            --     2020
   Series II Shares                                                                15.41             20.98            --     2019
                                                                                   16.79             15.41            --     2018
                                                                                   13.35             16.79            --     2017
                                                                                   13.35             13.35            --     2016
                                                                                   12.81             13.35            --     2015
                                                                                   12.40             12.81            --     2014
                                                                                    9.33             12.40            --     2013
                                                                                    8.20              9.33            --     2012
                                                                                    8.30              8.20            --     2011
---------------------------------------------------------------------------------------------------------------------------------

                                      B-2

                                                                                                                    Number of
                                                                                  Accumulation      Accumulation  Accumulation
                                                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                                                    Beginning of Period End of Period  End of Period
--------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Global Fund -- Series II Shares                           $17.97            $22.41         15,703
                                                                                      13.96             17.97          4,074
                                                                                      16.45             13.96          5,600
                                                                                      12.32             16.45         11,765
                                                                                      12.60             12.32         12,431
                                                                                      12.41             12.60         18,369
                                                                                      12.41             12.41         25,668
                                                                                       9.98             12.41         21,402
                                                                                       8.42              9.98         26,457
                                                                                       9.40              8.42         30,757
--------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Fund(R) -- Series II Shares                   $19.75            $21.99             --
                                                                                      15.31             19.75         24,175
                                                                                      17.00             15.31         32,739
                                                                                      14.88             17.00         28,265
                                                                                      13.65             14.88         34,507
                                                                                      13.52             13.65         25,349
                                                                                      12.50             13.52         35,740
                                                                                       9.71             12.50         42,444
                                                                                       8.50              9.71         54,029
                                                                                       8.71              8.50        123,357
--------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Small Cap Fund(R) -- Series II Shares         $20.22            $23.70          2,960
                                                                                      16.37             20.22          3,637
                                                                                      18.68             16.37          4,669
                                                                                      16.74             18.68          7,732
                                                                                      14.52             16.74          9,207
                                                                                      15.79             14.52         15,811
                                                                                      14.44             15.79         20,696
                                                                                      10.48             14.44         36,801
                                                                                       9.09             10.48         50,768
                                                                                       9.51              9.09         57,283
--------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares                            $22.78            $31.76             --
                                                                                      17.01             22.78             --
                                                                                      18.02             17.01             --
                                                                                      14.44             18.02             --
                                                                                      14.42             14.44             --
                                                                                      14.02             14.42             --
                                                                                      13.20             14.02             --
                                                                                       9.61             13.20             --
                                                                                      10.00              9.61             --
--------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series II shares                           $25.49            $35.45             --
                                                                                      19.07             25.49             --
                                                                                      20.26             19.07             --
                                                                                      16.28             20.26             --
                                                                                      16.29             16.28             --
                                                                                      15.88             16.29             --
                                                                                      14.99             15.88             --
                                                                                      10.95             14.99             --
                                                                                       9.86             10.95             --
                                                                                      10.75              9.86             --
--------------------------------------------------------------------------------------------------------------------------------

Subaccounts                                                                    Year
-----------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Global Fund -- Series II Shares                     2020
                                                                               2019
                                                                               2018
                                                                               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
-----------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Fund(R) -- Series II Shares             2020
                                                                               2019
                                                                               2018
                                                                               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
-----------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Small Cap Fund(R) -- Series II Shares   2020
                                                                               2019
                                                                               2018
                                                                               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
-----------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares                      2020
                                                                               2019
                                                                               2018
                                                                               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
-----------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series II shares                     2020
                                                                               2019
                                                                               2018
                                                                               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
-----------------------------------------------------------------------------------

                                      B-3

                                                                                                    Number of
                                                                  Accumulation      Accumulation  Accumulation
                                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                                    Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Comstock Fund -- Series II shares                     $17.34            $16.80            --     2020
                                                                      14.17             17.34            --     2019
                                                                      16.51             14.17            --     2018
                                                                      14.34             16.51            --     2017
                                                                      12.51             14.34        21,347     2016
                                                                      13.62             12.51            --     2015
                                                                      12.74             13.62            --     2014
                                                                       9.59             12.74            --     2013
                                                                       8.23              9.59            --     2012
                                                                       8.59              8.23            --     2011
--------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                   $17.67            $19.71            --     2020
                                                                      13.99             17.67        27,026     2019
                                                                      15.77             13.99        35,805     2018
                                                                      14.22             15.77        30,718     2017
                                                                      13.17             14.22        32,311     2016
                                                                      14.27             13.17            --     2015
                                                                      13.47             14.27            --     2014
                                                                      10.64             13.47            --     2013
                                                                       9.54             10.64            --     2012
                                                                       9.74              9.54            --     2011
--------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Equity and Income Fund -- Series II shares            $16.27            $17.47         4,365     2020
                                                                      13.84             16.27         4,964     2019
                                                                      15.65             13.84         5,532     2018
                                                                      14.42             15.65         5,629     2017
                                                                      12.82             14.42         6,873     2016
                                                                      13.44             12.82         7,267     2015
                                                                      12.61             13.44         8,140     2014
                                                                      10.31             12.61         8,611     2013
                                                                       9.37             10.31         9,334     2012
                                                                       9.69              9.37         9,779     2011
--------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares         $13.14            $14.64            --     2020
                                                                      10.46             13.14        11,188     2019
                                                                      12.59             10.46        15,154     2018
                                                                      10.48             12.59        15,453     2017
                                                                      10.77             10.48         9,899     2016
                                                                      11.29             10.77        26,765     2015
                                                                      11.52             11.29        21,326     2014
                                                                       9.90             11.52        23,066     2013
                                                                       8.77              9.90        26,596     2012
                                                                       9.63              8.77        19,721     2011
--------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Value Opportunities Fund -- Series II shares          $12.28            $12.67            --     2020
                                                                       9.64             12.28            --     2019
                                                                      12.20              9.64            --     2018
                                                                      10.62             12.20            --     2017
                                                                       9.20             10.62            --     2016
                                                                      10.51              9.20            --     2015
                                                                      10.09             10.51            --     2014
                                                                       7.73             10.09            --     2013
                                                                       6.70              7.73            --     2012
                                                                       7.08              6.70            --     2011
--------------------------------------------------------------------------------------------------------------------

                                      B-4

                                                                                                             Number of
                                                                           Accumulation      Accumulation  Accumulation
                                                                          Unit Values at    Unit Values at   Units at
Subaccounts                                                             Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                    $12.01            $12.88          5,378    2020
                                                                               11.26             12.01         15,035    2019
                                                                               11.83             11.26         17,765    2018
                                                                               11.64             11.83         16,350    2017
                                                                               11.39             11.64         17,744    2016
                                                                               11.92             11.39          5,077    2015
                                                                               11.78             11.92         33,662    2014
                                                                               13.14             11.78         36,339    2013
                                                                               12.50             13.14         32,843    2012
                                                                               11.42             12.50         34,637    2011
-----------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Advantage U.S. Total Market V.I. Fund -- Class III Shares         $19.37            $22.70             --    2020
                                                                               15.37             19.37             --    2019
                                                                               16.81             15.37             --    2018
                                                                               15.08             16.81             --    2017
                                                                               12.47             15.08             --    2016
                                                                               13.66             12.47             --    2015
                                                                               13.27             13.66             --    2014
                                                                                9.54             13.27             --    2013
                                                                                8.60              9.54             --    2012
                                                                                9.01              8.60             --    2011
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                         $16.31            $16.47             --    2020
                                                                               13.48             16.31          6,777    2019
                                                                               14.98             13.48          8,597    2018
                                                                               14.16             14.98          9,674    2017
                                                                               12.28             14.16         17,956    2016
                                                                               13.35             12.28             --    2015
                                                                               12.44             13.35             --    2014
                                                                                9.22             12.44             --    2013
                                                                                8.27              9.22             --    2012
                                                                                8.69              8.27             --    2011
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                   $14.98            $17.71         58,249    2020
                                                                               12.99             14.98         68,216    2019
                                                                               14.35             12.99         76,472    2018
                                                                               12.88             14.35         89,189    2017
                                                                               12.67             12.88         98,984    2016
                                                                               13.06             12.67        134,112    2015
                                                                               13.08             13.06        146,764    2014
                                                                               11.67             13.08        153,826    2013
                                                                               10.84             11.67        164,750    2012
                                                                               11.48             10.84        186,345    2011
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Focus Growth V.I. Fund -- Class III Shares              $24.47            $34.38             --    2020
                                                                               18.88             24.47             --    2019
                                                                               18.76             18.88             --    2018
                                                                               14.82             18.76             --    2017
                                                                               14.07             14.82             --    2016
                                                                               14.01             14.07             --    2015
                                                                               12.55             14.01             --    2014
                                                                                9.59             12.55             --    2013
                                                                                8.53              9.59             --    2012
                                                                                8.51              8.53             --    2011
-----------------------------------------------------------------------------------------------------------------------------

                                      B-5

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Series Trust II
----------------------------------------------------------------------------------------------------------------------
  CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1                    $16.73            $21.62        22,545     2020
                                                                        12.96             16.73         6,586     2019
                                                                        13.56             12.96         8,974     2018
                                                                        10.41             13.56        17,719     2017
                                                                        10.00             10.41            --     2016
----------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Overseas Core Fund -- Class 2         $12.03            $12.83            --     2020
                                                                         9.82             12.03            --     2019
                                                                        12.05              9.82            --     2018
                                                                         9.67             12.05            --     2017
                                                                        10.00              9.67            --     2016
----------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
----------------------------------------------------------------------------------------------------------------------
  VT Floating -- Rate Income Fund                                      $12.24            $12.23         5,647     2020
                                                                        11.67             12.24        11,853     2019
                                                                        11.93             11.67        16,905     2018
                                                                        11.77             11.93         8,067     2017
                                                                        11.03             11.77         8,761     2016
                                                                        11.37             11.03        10,477     2015
                                                                        11.55             11.37        28,278     2014
                                                                        11.35             11.55        29,848     2013
                                                                        10.80             11.35        22,990     2012
                                                                        10.75             10.80            --     2011
----------------------------------------------------------------------------------------------------------------------
Federated Hermes Insurance Series
----------------------------------------------------------------------------------------------------------------------
  Federated Hermes High Income Bond Fund II -- Service Shares          $17.48            $18.06            --     2020
                                                                        15.64             17.48            --     2019
                                                                        16.54             15.64            --     2018
                                                                        15.84             16.54            --     2017
                                                                        14.12             15.84            --     2016
                                                                        14.82             14.12            --     2015
                                                                        14.77             14.82            --     2014
                                                                        14.13             14.77            --     2013
                                                                        12.62             14.13            --     2012
                                                                        12.28             12.62            --     2011
----------------------------------------------------------------------------------------------------------------------
  Federated Hermes Kaufmann Fund II -- Service Shares                  $24.49            $30.82         2,233     2020
                                                                        18.73             24.49            --     2019
                                                                        18.46             18.73            --     2018
                                                                        14.73             18.46            --     2017
                                                                        14.54             14.73            --     2016
                                                                        13.98             14.54            --     2015
                                                                        13.04             13.98            --     2014
                                                                         9.53             13.04            --     2013
                                                                         8.32              9.53            --     2012
                                                                         9.82              8.32        31,170     2011
----------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
----------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                            $19.04            $22.77         9,620     2020
                                                                        15.66             19.04        11,092     2019
                                                                        16.73             15.66        13,197     2018
                                                                        14.71             16.73        14,293     2017
                                                                        14.04             14.71        16,560     2016
                                                                        14.28             14.04        19,202     2015
                                                                        13.25             14.28        20,135     2014
                                                                        11.34             13.25        21,427     2013
                                                                        10.09             11.34        22,581     2012
                                                                        10.71             10.09        39,990     2011
----------------------------------------------------------------------------------------------------------------------

                                      B-6

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $21.57            $27.51             --    2020
                                                                         16.77             21.57          5,114    2019
                                                                         18.34             16.77          6,964    2018
                                                                         15.40             18.34         13,153    2017
                                                                         14.60             15.40          9,957    2016
                                                                         14.84             14.60         47,352    2015
                                                                         13.57             14.84         65,420    2014
                                                                         10.58             13.57         84,459    2013
                                                                          9.30             10.58        107,310    2012
                                                                          9.76              9.30             --    2011
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $21.99            $28.72             --    2020
                                                                         17.29             21.99             --    2019
                                                                         18.62             17.29             --    2018
                                                                         15.39             18.62             --    2017
                                                                         15.30             15.39             --    2016
                                                                         15.47             15.30             --    2015
                                                                         14.27             15.47             --    2014
                                                                         10.54             14.27             --    2013
                                                                          8.80             10.54             --    2012
                                                                          9.24              8.80             --    2011
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $15.95            $16.63         29,485    2020
                                                                         12.81             15.95          6,907    2019
                                                                         14.30             12.81          9,095    2018
                                                                         12.96             14.30         10,138    2017
                                                                         11.24             12.96             --    2016
                                                                         11.98             11.24         25,768    2015
                                                                         11.28             11.98         33,692    2014
                                                                          9.01             11.28         46,751    2013
                                                                          7.86              9.01         58,053    2012
                                                                          7.97              7.86             --    2011
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      $19.61            $20.66             --    2020
                                                                         15.44             19.61             --    2019
                                                                         17.36             15.44             --    2018
                                                                         15.20             17.36             --    2017
                                                                         13.39             15.20             --    2016
                                                                         14.03             13.39             --    2015
                                                                         13.00             14.03             --    2014
                                                                          9.96             13.00             --    2013
                                                                          8.60              9.96             --    2012
                                                                          8.66              8.60             --    2011
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Service Class 2                 $31.69            $52.22          6,768    2020
                                                                         23.03             31.69             --    2019
                                                                         20.95             23.03             --    2018
                                                                         15.94             20.95             --    2017
                                                                         16.26             15.94             --    2016
                                                                         15.76             16.26         17,740    2015
                                                                         14.37             15.76         10,278    2014
                                                                         10.67             14.37         12,292    2013
                                                                         10.00             10.67         16,395    2012
-----------------------------------------------------------------------------------------------------------------------

                                      B-7

                                                                                                Number of
                                                              Accumulation      Accumulation  Accumulation
                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                        $26.63            $37.45            --     2020
                                                                  20.29             26.63            --     2019
                                                                  20.81             20.29            --     2018
                                                                  15.76             20.81            --     2017
                                                                  16.00             15.76            --     2016
                                                                  15.28             16.00            --     2015
                                                                  14.05             15.28            --     2014
                                                                  10.55             14.05            --     2013
                                                                   9.41             10.55            --     2012
                                                                   9.61              9.41            --     2011
----------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2         $12.87            $13.77        25,118     2020
                                                                  12.01             12.87        28,023     2019
                                                                  12.36             12.01        33,484     2018
                                                                  12.14             12.36        54,497     2017
                                                                  11.86             12.14        59,587     2016
                                                                  12.21             11.86        58,454     2015
                                                                  11.80             12.21        46,251     2014
                                                                  12.31             11.80        58,117     2013
                                                                  11.90             12.31        63,411     2012
                                                                  11.35             11.90            --     2011
----------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                       $19.48            $22.49            --     2020
                                                                  16.15             19.48         9,429     2019
                                                                  19.35             16.15        11,878     2018
                                                                  16.38             19.35        12,545     2017
                                                                  14.94             16.38        15,529     2016
                                                                  15.51             14.94        15,309     2015
                                                                  14.93             15.51        36,604     2014
                                                                  11.22             14.93        35,631     2013
                                                                  10.00             11.22        47,002     2012
                                                                  11.45             10.00            --     2011
----------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2              $17.39            $18.40            --     2020
                                                                  13.24             17.39            --     2019
                                                                  16.38             13.24            --     2018
                                                                  14.05             16.38            --     2017
                                                                  13.12             14.05            --     2016
                                                                  13.84             13.12            --     2015
                                                                  13.26             13.84            --     2014
                                                                  10.40             13.26            --     2013
                                                                   8.36             10.40            --     2012
                                                                   9.38              8.36            --     2011
----------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
----------------------------------------------------------------------------------------------------------------
  Franklin Allocation VIP Fund -- Class 2 Shares                 $13.23            $14.48        14,041     2020
                                                                  11.27             13.23        18,956     2019
                                                                  12.73             11.27        21,211     2018
                                                                  11.61             12.73        23,909     2017
                                                                  10.47             11.61        60,193     2016
                                                                  11.40             10.47        65,876     2015
                                                                  11.31             11.40        69,837     2014
                                                                   9.33             11.31        74,048     2013
                                                                   8.26              9.33        79,084     2012
                                                                   8.57              8.26        83,957     2011
----------------------------------------------------------------------------------------------------------------

                                      B-8

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                           $15.15            $14.94         80,445    2020
                                                                        13.33             15.15         89,967    2019
                                                                        14.22             13.33        101,812    2018
                                                                        13.24             14.22        119,508    2017
                                                                        11.85             13.24        132,902    2016
                                                                        13.02             11.85        171,428    2015
                                                                        12.70             13.02        186,060    2014
                                                                        11.38             12.70        222,829    2013
                                                                        10.32             11.38        237,323    2012
                                                                        10.29             10.32        270,047    2011
----------------------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares                    $14.42            $13.42             --    2020
                                                                        12.01             14.42             --    2019
                                                                        13.49             12.01             --    2018
                                                                        12.71             13.49             --    2017
                                                                        11.18             12.71             --    2016
                                                                        12.01             11.18             --    2015
                                                                        11.44             12.01             --    2014
                                                                         9.11             11.44             --    2013
                                                                         8.14              9.11             --    2012
                                                                         8.40              8.14         32,305    2011
----------------------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares                          $10.85            $11.25             --    2020
                                                                         9.62             10.85             --    2019
                                                                        11.54              9.62             --    2018
                                                                         9.94             11.54             --    2017
                                                                         9.26              9.94             --    2016
                                                                        10.11              9.26             --    2015
                                                                        10.62             10.11             --    2014
                                                                         8.29             10.62             --    2013
                                                                         6.99              8.29             --    2012
                                                                         7.67              6.99             --    2011
----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Government Money Market Fund -- Service Shares         $ 8.92            $ 8.76             --    2020
                                                                         8.94              8.92             --    2019
                                                                         8.99              8.94             --    2018
                                                                         9.13              8.99             --    2017
                                                                         9.32              9.13             --    2016
                                                                         9.51              9.32             --    2015
                                                                         9.71              9.51             --    2014
                                                                         9.92              9.71             --    2013
                                                                        10.00              9.92             --    2012
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Balanced Portfolio -- Service Shares                 $21.65            $24.18         12,903    2020
                                                                        18.07             21.65         13,917    2019
                                                                        18.37             18.07         15,415    2018
                                                                        15.88             18.37         17,390    2017
                                                                        15.54             15.88         20,323    2016
                                                                        15.80             15.54         17,133    2015
                                                                        14.90             15.80         18,265    2014
                                                                        12.70             14.90         18,917    2013
                                                                        11.43             12.70         19,752    2012
                                                                        11.52             11.43         34,862    2011
----------------------------------------------------------------------------------------------------------------------

                                      B-9

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Forty Portfolio -- Service Shares                    $30.25            $41.20            --     2020
                                                                        22.57             30.25            --     2019
                                                                        22.66             22.57            --     2018
                                                                        17.79             22.66            --     2017
                                                                        17.82             17.79         8,606     2016
                                                                        16.25             17.82         9,710     2015
                                                                        15.29             16.25        14,967     2014
                                                                        11.93             15.29        17,375     2013
                                                                         9.83             11.93        22,058     2012
                                                                        10.79              9.83        17,544     2011
----------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Aggressive Growth Portfolio -- Class II         $21.26            $24.52            --     2020
                                                                        17.40             21.26            --     2019
                                                                        19.43             17.40            --     2018
                                                                        17.11             19.43            --     2017
                                                                        17.30             17.11            --     2016
                                                                        18.01             17.30            --     2015
                                                                        15.31             18.01            --     2014
                                                                        10.61             15.31            --     2013
                                                                         9.14             10.61            --     2012
                                                                         9.14              9.14            --     2011
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Dividend Strategy Portfolio -- Class II         $19.84            $20.89           927     2020
                                                                        15.41             19.84           969     2019
                                                                        16.57             15.41         1,124     2018
                                                                        14.21             16.57         1,261     2017
                                                                        12.64             14.21         1,415     2016
                                                                        13.50             12.64         1,620     2015
                                                                        12.15             13.50         1,714     2014
                                                                         9.87             12.15         1,978     2013
                                                                         8.83              9.87         2,253     2012
                                                                         8.37              8.83         2,532     2011
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Large Cap Value Portfolio -- Class I            $13.24            $13.65            --     2020
                                                                        10.49             13.24            --     2019
                                                                        11.75             10.49            --     2018
                                                                        10.44             11.75            --     2017
                                                                         9.44             10.44            --     2016
                                                                         9.92              9.44            --     2015
                                                                        10.00              9.92            --     2014
----------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                $21.83            $24.29            --     2020
                                                                        16.98             21.83            --     2019
                                                                        18.39             16.98            --     2018
                                                                        15.26             18.39            --     2017
                                                                        14.38             15.26            --     2016
                                                                        14.69             14.38            --     2015
                                                                        13.55             14.69            --     2014
                                                                        10.50             13.55            --     2013
                                                                         9.02             10.50            --     2012
                                                                         9.44              9.02            --     2011
----------------------------------------------------------------------------------------------------------------------

                                     B-10

                                                                                                  Number of
                                                                Accumulation      Accumulation  Accumulation
                                                               Unit Values at    Unit Values at   Units at
Subaccounts                                                  Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares               $15.77            $16.92         4,140     2020
                                                                    13.41             15.77         5,086     2019
                                                                    14.54             13.41         6,783     2018
                                                                    13.25             14.54        13,946     2017
                                                                    12.43             13.25        16,115     2016
                                                                    12.77             12.43        17,588     2015
                                                                    12.04             12.77        20,530     2014
                                                                    10.35             12.04        30,365     2013
                                                                     9.53             10.35        32,988     2012
                                                                     9.58              9.53        35,171     2011
------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                  $20.22            $20.92            --     2020
                                                                    16.54             20.22            --     2019
                                                                    16.75             16.54            --     2018
                                                                    14.94             16.75            --     2017
                                                                    13.71             14.94            --     2016
                                                                    16.42             13.71            --     2015
                                                                    14.90             16.42            --     2014
                                                                    12.66             14.90            --     2013
                                                                    11.41             12.66            --     2012
                                                                    10.94             11.41            --     2011
------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio --         $16.97            $20.31            --     2020
   Service Class Shares                                             12.41             16.97            --     2019
                                                                    12.60             12.41            --     2018
                                                                    10.04             12.60            --     2017
                                                                     9.68             10.04            --     2016
                                                                    10.00              9.68            --     2015
------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                      $13.74            $14.52            --     2020
                                                                    12.55             13.74            --     2019
                                                                    13.56             12.55            --     2018
                                                                    12.21             13.56            --     2017
                                                                    11.04             12.21            --     2016
                                                                    12.41             11.04            --     2015
                                                                    12.61             12.41            --     2014
                                                                    12.86             12.61            --     2013
                                                                    11.44             12.86            --     2012
                                                                    11.45             11.44            --     2011
------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares              $16.56            $17.15         4,038     2020
                                                                    14.73             16.56         8,782     2019
                                                                    15.45             14.73         8,050     2018
                                                                    14.80             15.45         6,224     2017
                                                                    13.43             14.80         6,993     2016
                                                                    13.95             13.43        21,569     2015
                                                                    13.78             13.95        17,438     2014
                                                                    13.30             13.78        12,529     2013
                                                                    11.88             13.30        13,101     2012
                                                                    11.74             11.88        22,027     2011
------------------------------------------------------------------------------------------------------------------

                                     B-11

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $17.88            $20.55        10,075     2020
                                                                              16.10             17.88         7,936     2019
                                                                              16.84             16.10         7,586     2018
                                                                              15.78             16.84         5,726     2017
                                                                              16.00             15.78         6,579     2016
                                                                              16.57             16.00            --     2015
                                                                              13.64             16.57            --     2014
                                                                              16.00             13.64            --     2013
                                                                              15.64             16.00            --     2012
                                                                              12.49             15.64            --     2011
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $11.29            $11.39        30,221     2020
                                                                              11.08             11.29         9,589     2019
                                                                              11.28             11.08        10,842     2018
                                                                              11.36             11.28         8,526     2017
                                                                              11.44             11.36         9,077     2016
                                                                              11.64             11.44        25,304     2015
                                                                              11.78             11.64        89,752     2014
                                                                              12.05             11.78        87,442     2013
                                                                              11.62             12.05        86,518     2012
                                                                              11.73             11.62        89,379     2011
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $14.47            $15.40        17,930     2020
                                                                              13.64             14.47        24,897     2019
                                                                              14.00             13.64        32,453     2018
                                                                              13.62             14.00        48,192     2017
                                                                              13.54             13.62        53,148     2016
                                                                              13.76             13.54        64,004     2015
                                                                              13.47             13.76        46,835     2014
                                                                              14.03             13.47        57,246     2013
                                                                              13.07             14.03        55,732     2012
                                                                              12.88             13.07        66,550     2011
----------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
----------------------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                                      $35.21            $50.00            --     2020
                                                                              26.27             35.21            --     2019
                                                                              27.31             26.27            --     2018
                                                                              21.27             27.31            --     2017
                                                                              20.48             21.27            --     2016
                                                                              19.32             20.48            --     2015
                                                                              16.80             19.32            --     2014
                                                                              12.74             16.80            --     2013
                                                                              11.14             12.74            --     2012
                                                                              11.13             11.14            --     2011
----------------------------------------------------------------------------------------------------------------------------
State Street Variable Insurance Series Funds, Inc.
----------------------------------------------------------------------------------------------------------------------------
  Income V.I.S. Fund -- Class 1 Shares                                       $11.72            $12.28            --     2020
                                                                              11.01             11.72            --     2019
                                                                              11.41             11.01            --     2018
                                                                              11.28             11.41            --     2017
                                                                              11.18             11.28            --     2016
                                                                              11.46             11.18            --     2015
                                                                              11.13             11.46            --     2014
                                                                              11.52             11.13            --     2013
                                                                              11.13             11.52            --     2012
                                                                              10.60             11.13            --     2011
----------------------------------------------------------------------------------------------------------------------------

                                     B-12

                                                                                              Number of
                                                            Accumulation      Accumulation  Accumulation
                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                              Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------
  Premier Growth Equity V.I.S. Fund -- Class 1 Shares          $26.62            $34.84              --   2020
                                                                19.79             26.62              --   2019
                                                                20.76             19.79              --   2018
                                                                16.51             20.76              --   2017
                                                                16.45             16.51              --   2016
                                                                16.26             16.45              --   2015
                                                                14.56             16.26              --   2014
                                                                11.02             14.56              --   2013
                                                                 9.30             11.02              --   2012
                                                                 9.45              9.30              --   2011
--------------------------------------------------------------------------------------------------------------
  Real Estate Securities V.I.S. Fund -- Class 1 Shares         $18.08            $16.78           4,150   2020
                                                                14.63             18.08           4,029   2019
                                                                15.84             14.63           5,199   2018
                                                                15.28             15.84           6,089   2017
                                                                14.45             15.28           6,859   2016
                                                                14.10             14.45           8,169   2015
                                                                10.92             14.10          11,526   2014
                                                                10.86             10.92          23,600   2013
                                                                 9.50             10.86           8,148   2012
                                                                 8.82              9.50           9,410   2011
--------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index V.I.S. Fund -- Class 1 Shares               $21.88            $25.27              --   2020
                                                                17.04             21.88              --   2019
                                                                18.27             17.04              --   2018
                                                                15.35             18.27              --   2017
                                                                14.04             15.35              --   2016
                                                                14.18             14.04              --   2015
                                                                12.78             14.18              --   2014
                                                                 9.89             12.78              --   2013
                                                                 8.72              9.89              --   2012
                                                                 8.76              8.72              --   2011
--------------------------------------------------------------------------------------------------------------
  Small-Cap Equity V.I.S. Fund -- Class 1 Shares               $20.88            $23.42              --   2020
                                                                16.90             20.88              --   2019
                                                                19.11             16.90              --   2018
                                                                17.31             19.11              --   2017
                                                                14.28             17.31              --   2016
                                                                15.20             14.28              --   2015
                                                                14.96             15.20              --   2014
                                                                11.15             14.96              --   2013
                                                                 9.94             11.15              --   2012
                                                                 9.84              9.94              --   2011
--------------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 3 Shares                   $13.53            $14.07         601,543   2020
                                                                11.95             13.53         647,947   2019
                                                                13.07             11.95         695,906   2018
                                                                11.58             13.07         986,774   2017
                                                                11.14             11.58       1,121,503   2016
                                                                11.53             11.14       1,162,651   2015
                                                                11.20             11.53       1,240,501   2014
                                                                 9.97             11.20       1,295,677   2013
                                                                 9.07              9.97       1,343,654   2012
                                                                 9.56              9.07       1,401,335   2011
--------------------------------------------------------------------------------------------------------------

                                     B-13

                                                                                           Number of
                                                         Accumulation      Accumulation  Accumulation
                                                        Unit Values at    Unit Values at   Units at
Subaccounts                                           Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------
  U.S. Equity V.I.S. Fund -- Class 1 Shares                 $21.10            $25.35            --     2020
                                                             16.35             21.10            --     2019
                                                             17.28             16.35            --     2018
                                                             14.71             17.28            --     2017
                                                             13.74             14.71            --     2016
                                                             14.36             13.74            --     2015
                                                             13.00             14.36            --     2014
                                                              9.91             13.00            --     2013
                                                              8.74              9.91            --     2012
                                                              9.19              8.74            --     2011
-----------------------------------------------------------------------------------------------------------
The Prudential Series Fund
-----------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares         $20.99            $26.81            --     2020
                                                             16.69             20.99            --     2019
                                                             18.08             16.69            --     2018
                                                             14.22             18.08            --     2017
                                                             14.34             14.22            --     2016
                                                             13.83             14.34            --     2015
                                                             13.23             13.83            --     2014
                                                             10.45             13.23            --     2013
                                                              9.64             10.45            --     2012
                                                             10.31              9.64            --     2011
-----------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                     $28.57            $43.54            --     2020
                                                             21.96             28.57            --     2019
                                                             22.69             21.96            --     2018
                                                             17.02             22.69            --     2017
                                                             17.60             17.02            --     2016
                                                             16.18             17.60            --     2015
                                                             15.08             16.18            --     2014
                                                             11.23             15.08            --     2013
                                                              9.90             11.23            --     2012
                                                             10.12              9.90            --     2011
-----------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares            $ 6.47            $ 7.08         9,940     2020
                                                              5.99              6.47        22,949     2019
                                                              7.49              5.99        25,980     2018
                                                              7.69              7.49        19,988     2017
                                                              6.29              7.69        13,050     2016
                                                              9.03              6.29         8,972     2015
                                                             11.49              9.03         9,081     2014
                                                             10.69             11.49         7,629     2013
                                                             11.24             10.69         8,224     2012
                                                             14.23             11.24            --     2011
-----------------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust
-----------------------------------------------------------------------------------------------------------
  Wells Fargo VT Omega Growth Fund -- Class 2               $32.48            $45.56            --     2020
                                                             24.20             32.48            --     2019
                                                             24.64             24.20            --     2018
                                                             18.69             24.64            --     2017
                                                             18.98             18.69            --     2016
                                                             19.12             18.98            --     2015
                                                             18.79             19.12            --     2014
                                                             13.72             18.79            --     2013
                                                             11.63             13.72            --     2012
                                                             12.57             11.63            --     2011
-----------------------------------------------------------------------------------------------------------

                                     B-14

  Guaranteed Income Advantage or Payment Optimizer Plus (for Single Annuitant
         contracts) Elected (Mortality and Expense Risk Charge 1.55%)

                                                                                                                    Number of
                                                                                  Accumulation      Accumulation  Accumulation
                                                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                                                    Beginning of Period End of Period  End of Period
--------------------------------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
--------------------------------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B                                   $14.39            $15.48          --
  AB Global Thematic Growth Portfolio -- Class B                                     $14.06            $19.26          --
  AB Growth and Income Portfolio -- Class B                                          $18.46            $18.63          --
  AB International Value Portfolio -- Class B                                        $ 6.24            $ 6.27          --
  AB Large Cap Growth Portfolio -- Class B                                           $26.45            $35.20          --
  AB Small Cap Growth Portfolio -- Class B                                           $27.15            $41.07          --
--------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
--------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Capital Appreciation Fund -- Series II Shares             $18.73            $25.13          --
  Invesco Oppenheimer V.I. Conservative Balanced Fund -- Series II Shares            $11.00            $12.41          --
  Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund --
   Series II Shares                                                                  $20.76            $28.66          --
  Invesco Oppenheimer V.I. Global Fund -- Series II Shares                           $17.81            $22.32          --
  Invesco Oppenheimer V.I. Main Street Fund(R) -- Series II Shares                   $19.96            $22.35          --
  Invesco Oppenheimer V.I. Main Street Small Cap Fund(R) -- Series II Shares         $21.36            $25.16          --
  Invesco V.I. American Franchise Fund -- Series I shares                            $23.69            $33.20          --
  Invesco V.I. American Franchise Fund -- Series II shares                           $10.00            $11.47          --
  Invesco V.I. Comstock Fund -- Series II shares                                     $18.29            $17.81          --
  Invesco V.I. Core Equity Fund -- Series I shares                                   $17.25            $19.33          --
  Invesco V.I. Equity and Income Fund -- Series II shares                            $17.31            $18.69          --
  Invesco V.I. International Growth Fund -- Series II shares                         $11.88            $13.30          --
  Invesco V.I. Value Opportunities Fund -- Series II shares                          $12.76            $13.24          --
--------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
--------------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                           $12.17            $13.12          --
--------------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
--------------------------------------------------------------------------------------------------------------------------------
  BlackRock Advantage U.S. Total Market V.I. Fund -- Class III Shares                $20.43            $24.07          --
  BlackRock Basic Value V.I. Fund -- Class III Shares                                $16.78            $17.04          --
  BlackRock Global Allocation V.I. Fund -- Class III Shares                          $13.75            $16.34          --
  BlackRock Large Cap Focus Growth V.I. Fund -- Class III Shares                     $24.11            $34.05          --
--------------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Series Trust II
--------------------------------------------------------------------------------------------------------------------------------
  CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1                                  $17.05            $22.14          --
  Columbia Variable Portfolio -- Overseas Core Fund -- Class 2                       $12.26            $13.14          --
--------------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
--------------------------------------------------------------------------------------------------------------------------------
  VT Floating -- Rate Income Fund                                                    $13.08            $13.13          --
--------------------------------------------------------------------------------------------------------------------------------
Federated Hermes Insurance Series
--------------------------------------------------------------------------------------------------------------------------------
  Federated Hermes High Income Bond Fund II -- Service Shares                        $18.32            $19.02          --
  Federated Hermes Kaufmann Fund II -- Service Shares                                $21.68            $27.42          --
--------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
--------------------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                                          $18.73            $22.51          --
  VIP Contrafund(R) Portfolio -- Service Class 2                                     $19.62            $25.16          --
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2                      $20.91            $27.44          --
  VIP Equity-Income Portfolio -- Service Class 2                                     $16.45            $17.24          --
  VIP Growth & Income Portfolio -- Service Class 2                                   $18.60            $19.70          --
  VIP Growth Opportunities Portfolio -- Service Class 2                              $32.99            $54.65          --
  VIP Growth Portfolio -- Service Class 2                                            $22.46            $31.74          --
  VIP Investment Grade Bond Portfolio -- Service Class 2                             $13.71            $14.73          --
  VIP Mid Cap Portfolio -- Service Class 2                                           $18.04            $20.93          --
  VIP Value Strategies Portfolio -- Service Class 2                                  $17.22            $18.31          --
--------------------------------------------------------------------------------------------------------------------------------

Subaccounts                                                                    Year
-----------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
-----------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B                             2020
  AB Global Thematic Growth Portfolio -- Class B                               2020
  AB Growth and Income Portfolio -- Class B                                    2020
  AB International Value Portfolio -- Class B                                  2020
  AB Large Cap Growth Portfolio -- Class B                                     2020
  AB Small Cap Growth Portfolio -- Class B                                     2020
-----------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
-----------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Capital Appreciation Fund -- Series II Shares       2020
  Invesco Oppenheimer V.I. Conservative Balanced Fund -- Series II Shares      2020
  Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund --
   Series II Shares                                                            2020
  Invesco Oppenheimer V.I. Global Fund -- Series II Shares                     2020
  Invesco Oppenheimer V.I. Main Street Fund(R) -- Series II Shares             2020
  Invesco Oppenheimer V.I. Main Street Small Cap Fund(R) -- Series II Shares   2020
  Invesco V.I. American Franchise Fund -- Series I shares                      2020
  Invesco V.I. American Franchise Fund -- Series II shares                     2020
  Invesco V.I. Comstock Fund -- Series II shares                               2020
  Invesco V.I. Core Equity Fund -- Series I shares                             2020
  Invesco V.I. Equity and Income Fund -- Series II shares                      2020
  Invesco V.I. International Growth Fund -- Series II shares                   2020
  Invesco V.I. Value Opportunities Fund -- Series II shares                    2020
-----------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-----------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                     2020
-----------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-----------------------------------------------------------------------------------
  BlackRock Advantage U.S. Total Market V.I. Fund -- Class III Shares          2020
  BlackRock Basic Value V.I. Fund -- Class III Shares                          2020
  BlackRock Global Allocation V.I. Fund -- Class III Shares                    2020
  BlackRock Large Cap Focus Growth V.I. Fund -- Class III Shares               2020
-----------------------------------------------------------------------------------
Columbia Funds Variable Series Trust II
-----------------------------------------------------------------------------------
  CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1                            2020
  Columbia Variable Portfolio -- Overseas Core Fund -- Class 2                 2020
-----------------------------------------------------------------------------------
Eaton Vance Variable Trust
-----------------------------------------------------------------------------------
  VT Floating -- Rate Income Fund                                              2020
-----------------------------------------------------------------------------------
Federated Hermes Insurance Series
-----------------------------------------------------------------------------------
  Federated Hermes High Income Bond Fund II -- Service Shares                  2020
  Federated Hermes Kaufmann Fund II -- Service Shares                          2020
-----------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
-----------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                                    2020
  VIP Contrafund(R) Portfolio -- Service Class 2                               2020
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2                2020
  VIP Equity-Income Portfolio -- Service Class 2                               2020
  VIP Growth & Income Portfolio -- Service Class 2                             2020
  VIP Growth Opportunities Portfolio -- Service Class 2                        2020
  VIP Growth Portfolio -- Service Class 2                                      2020
  VIP Investment Grade Bond Portfolio -- Service Class 2                       2020
  VIP Mid Cap Portfolio -- Service Class 2                                     2020
  VIP Value Strategies Portfolio -- Service Class 2                            2020
-----------------------------------------------------------------------------------

                                     B-15

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
----------------------------------------------------------------------------------------------------------------------------
  Franklin Allocation VIP Fund -- Class 2 Shares                             $13.82            $15.21          --       2020
  Franklin Income VIP Fund -- Class 2 Shares                                 $15.60            $15.47          --       2020
  Franklin Mutual Shares VIP Fund -- Class 2 Shares                          $14.65            $13.69          --       2020
  Templeton Growth VIP Fund -- Class 2 Shares                                $11.07            $11.53          --       2020
----------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Government Money Market Fund -- Service Shares               $ 9.26            $ 9.14          --       2020
----------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
----------------------------------------------------------------------------------------------------------------------------
  Janus Henderson Balanced Portfolio -- Service Shares                       $21.06            $23.64          --       2020
  Janus Henderson Forty Portfolio -- Service Shares                          $24.09            $32.98          --       2020
----------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
----------------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Aggressive Growth Portfolio -- Class II               $22.45            $26.02          --       2020
  ClearBridge Variable Dividend Strategy Portfolio -- Class II               $10.00            $11.46          --       2020
  ClearBridge Variable Large Cap Value Portfolio -- Class I                  $13.58            $14.07          --       2020
----------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                      $21.09            $23.58          --       2020
  MFS(R) Total Return Series -- Service Class Shares                         $16.24            $17.51          --       2020
  MFS(R) Utilities Series -- Service Class Shares                            $17.03            $17.70          --       2020
----------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
----------------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio --
   Service Class Shares                                                      $17.38            $20.91          --       2020
----------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $13.81            $14.67          --       2020
  High Yield Portfolio -- Administrative Class Shares                        $17.35            $18.06          --       2020
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $18.31            $21.16          --       2020
  Low Duration Portfolio -- Administrative Class Shares                      $11.50            $11.66          --       2020
  Total Return Portfolio -- Administrative Class Shares                      $14.68            $15.70          --       2020
----------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
----------------------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                                      $32.23            $45.99          --       2020
----------------------------------------------------------------------------------------------------------------------------
State Street Variable Insurance Series Funds, Inc.
----------------------------------------------------------------------------------------------------------------------------
  Income V.I.S. Fund -- Class 1 Shares                                       $12.30            $12.96          --       2020
  Premier Growth Equity V.I.S. Fund -- Class 1 Shares                        $27.02            $35.54          --       2020
  Real Estate Securities V.I.S. Fund -- Class 1 Shares                       $20.65            $19.26          --       2020
  S&P 500(R) Index V.I.S. Fund -- Class 1 Shares                             $21.95            $25.48          --       2020
  Small-Cap Equity V.I.S. Fund -- Class 1 Shares                             $21.23            $23.94          --       2020
  Total Return V.I.S. Fund -- Class 3 Shares                                 $12.93            $13.51          --       2020
  U.S. Equity V.I.S. Fund -- Class 1 Shares                                  $20.81            $25.13          --       2020
----------------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
----------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                          $20.10            $25.81          --       2020
  Jennison Portfolio -- Class II Shares                                      $27.35            $41.89          --       2020
  Natural Resources Portfolio -- Class II Shares                             $ 4.84            $ 5.33          --       2020
----------------------------------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust
----------------------------------------------------------------------------------------------------------------------------
  Wells Fargo VT Omega Growth Fund -- Class 2                                $34.08            $48.05          --       2020
----------------------------------------------------------------------------------------------------------------------------

                                     B-16

         Lifetime Income Plus (for Joint Annuitant contracts) Elected

                                                                                          Number of
                                                        Accumulation      Accumulation  Accumulation
                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                          Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
----------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B         $13.64            $14.56            --     2020
                                                            11.81             13.64            --     2019
                                                            12.92             11.81            --     2018
                                                            11.44             12.92            --     2017
                                                            11.21             11.44            --     2016
                                                            11.32             11.21            --     2015
                                                            10.82             11.32            --     2014
                                                             9.53             10.82            --     2013
                                                             8.60              9.53            --     2012
                                                             9.08              8.60            --     2011
----------------------------------------------------------------------------------------------------------
  AB Global Thematic Growth Portfolio -- Class B           $15.22            $20.68            --     2020
                                                            12.00             15.22            --     2019
                                                            13.65             12.00            --     2018
                                                            10.25             13.65            --     2017
                                                            10.58             10.25            --     2016
                                                            10.55             10.58            --     2015
                                                            10.30             10.55            --     2014
                                                             8.58             10.30            --     2013
                                                             7.76              8.58            --     2012
                                                            10.36              7.76            --     2011
----------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                $17.75            $17.77            --     2020
                                                            14.70             17.75            --     2019
                                                            15.98             14.70            --     2018
                                                            13.79             15.98            --     2017
                                                            12.71             13.79            --     2016
                                                            12.82             12.71            --     2015
                                                            12.01             12.82            --     2014
                                                             9.13             12.01            --     2013
                                                             7.97              9.13            --     2012
                                                             7.69              7.97            --     2011
----------------------------------------------------------------------------------------------------------
  AB International Value Portfolio -- Class B              $ 6.24            $ 6.23           719     2020
                                                             5.47              6.24         1,333     2019
                                                             7.26              5.47         1,349     2018
                                                             5.94              7.26         1,234     2017
                                                             6.13              5.94         3,553     2016
                                                             6.13              6.13         3,202     2015
                                                             6.71              6.13         2,687     2014
                                                             5.59              6.71         1,914     2013
                                                             5.01              5.59         3,593     2012
                                                             6.37              5.01         2,876     2011
----------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                 $27.17            $35.87            --     2020
                                                            20.70             27.17            --     2019
                                                            20.71             20.70            --     2018
                                                            16.09             20.71            --     2017
                                                            16.09             16.09            --     2016
                                                            14.86             16.09            --     2015
                                                            13.36             14.86            --     2014
                                                             9.98             13.36            --     2013
                                                             8.75              9.98            --     2012
                                                             9.31              8.75            --     2011
----------------------------------------------------------------------------------------------------------

                                     B-17

                                                                                                                 Number of
                                                                               Accumulation      Accumulation  Accumulation
                                                                              Unit Values at    Unit Values at   Units at
Subaccounts                                                                 Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------------
  AB Small Cap Growth Portfolio -- Class B                                        $28.53            $42.82           110     2020
                                                                                   21.47             28.53            --     2019
                                                                                   22.22             21.47            --     2018
                                                                                   17.00             22.22            --     2017
                                                                                   16.38             17.00            --     2016
                                                                                   17.03             16.38            --     2015
                                                                                   17.80             17.03           500     2014
                                                                                   12.54             17.80            --     2013
                                                                                   11.18             12.54            --     2012
                                                                                   10.98             11.18            --     2011
---------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Capital Appreciation Fund -- Series II Shares          $19.40            $25.83            --     2020
                                                                                   14.62             19.40            --     2019
                                                                                   15.91             14.62            --     2018
                                                                                   12.88             15.91            --     2017
                                                                                   13.51             12.88            --     2016
                                                                                   13.39             13.51            --     2015
                                                                                   11.90             13.39            --     2014
                                                                                    9.41             11.90            --     2013
                                                                                    8.46              9.41            --     2012
                                                                                    8.78              8.46            --     2011
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Conservative Balanced Fund -- Series II Shares         $10.28            $11.51            --     2020
                                                                                    8.98             10.28            --     2019
                                                                                    9.73              8.98            --     2018
                                                                                    9.14              9.73            --     2017
                                                                                    8.91              9.14            --     2016
                                                                                    9.07              8.91            --     2015
                                                                                    8.59              9.07            --     2014
                                                                                    7.80              8.59            --     2013
                                                                                    7.12              7.80            --     2012
                                                                                    7.26              7.12            --     2011
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund --                       $20.29            $27.81            --     2020
   Series II Shares                                                                14.94             20.29            --     2019
                                                                                   16.33             14.94            --     2018
                                                                                   13.01             16.33            --     2017
                                                                                   13.04             13.01            --     2016
                                                                                   12.55             13.04            --     2015
                                                                                   12.17             12.55            --     2014
                                                                                    9.19             12.17            --     2013
                                                                                    8.10              9.19            --     2012
                                                                                    8.22              8.10            --     2011
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Global Fund -- Series II Shares                        $17.38            $21.62         1,038     2020
                                                                                   13.53             17.38           318     2019
                                                                                   16.00             13.53           362     2018
                                                                                   12.01             16.00           745     2017
                                                                                   12.31             12.01           748     2016
                                                                                   12.15             12.31         1,285     2015
                                                                                   12.19             12.15         1,366     2014
                                                                                    9.83             12.19         1,057     2013
                                                                                    8.31              9.83         1,206     2012
                                                                                    9.30              8.31         1,318     2011
---------------------------------------------------------------------------------------------------------------------------------

                                     B-18

                                                                                                                    Number of
                                                                                  Accumulation      Accumulation  Accumulation
                                                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                                                    Beginning of Period End of Period  End of Period
--------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Fund(R) -- Series II Shares                   $19.10            $21.22            --
                                                                                      14.84             19.10         1,889
                                                                                      16.53             14.84         2,105
                                                                                      14.51             16.53         1,776
                                                                                      13.34             14.51         2,096
                                                                                      13.24             13.34         1,781
                                                                                      12.28             13.24         1,898
                                                                                       9.56             12.28         2,103
                                                                                       8.39              9.56         2,448
                                                                                       8.62              8.39         5,323
--------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Small Cap Fund(R) -- Series II Shares         $19.56            $22.86           200
                                                                                      15.87             19.56           284
                                                                                      18.16             15.87           296
                                                                                      16.32             18.16           484
                                                                                      14.19             16.32           559
                                                                                      15.47             14.19         1,101
                                                                                      14.18             15.47         1,101
                                                                                      10.32             14.18         1,821
                                                                                       8.98             10.32         2,301
                                                                                       9.41              8.98         2,460
--------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares                            $21.97            $30.55            --
                                                                                      16.44             21.97            --
                                                                                      17.46             16.44            --
                                                                                      14.04             17.46            --
                                                                                      14.05             14.04            --
                                                                                      13.69             14.05            --
                                                                                      12.92             13.69            --
                                                                                       9.44             12.92            --
                                                                                      10.00              9.44            --
--------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series II shares                           $24.65            $34.20            --
                                                                                      18.49             24.65            --
                                                                                      19.70             18.49            --
                                                                                      15.87             19.70            --
                                                                                      15.92             15.87            --
                                                                                      15.56             15.92            --
                                                                                      14.72             15.56            --
                                                                                      10.78             14.72            --
                                                                                       9.73             10.78            --
                                                                                      10.64              9.73            --
--------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Comstock Fund -- Series II shares                                     $16.78            $16.21            --
                                                                                      13.74             16.78            --
                                                                                      16.05             13.74            --
                                                                                      13.97             16.05            --
                                                                                      12.23             13.97         1,292
                                                                                      13.34             12.23            --
                                                                                      12.51             13.34            --
                                                                                       9.44             12.51            --
                                                                                       8.13              9.44            --
                                                                                       8.50              8.13            --
--------------------------------------------------------------------------------------------------------------------------------

Subaccounts                                                                    Year
-----------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Fund(R) -- Series II Shares             2020
                                                                               2019
                                                                               2018
                                                                               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
-----------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Small Cap Fund(R) -- Series II Shares   2020
                                                                               2019
                                                                               2018
                                                                               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
-----------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares                      2020
                                                                               2019
                                                                               2018
                                                                               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
-----------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series II shares                     2020
                                                                               2019
                                                                               2018
                                                                               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
-----------------------------------------------------------------------------------
  Invesco V.I. Comstock Fund -- Series II shares                               2020
                                                                               2019
                                                                               2018
                                                                               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
-----------------------------------------------------------------------------------

                                     B-19

                                                                                                    Number of
                                                                  Accumulation      Accumulation  Accumulation
                                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                                    Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                   $17.10            $19.02            --     2020
                                                                      13.57             17.10         2,114     2019
                                                                      15.33             13.57         2,301     2018
                                                                      13.86             15.33         1,938     2017
                                                                      12.87             13.86         1,947     2016
                                                                      13.98             12.87            --     2015
                                                                      13.23             13.98            --     2014
                                                                      10.48             13.23            --     2013
                                                                       9.42             10.48            --     2012
                                                                       9.64              9.42            --     2011
--------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Equity and Income Fund -- Series II shares            $15.75            $16.87            --     2020
                                                                      13.43             15.75            --     2019
                                                                      15.23             13.43            --     2018
                                                                      14.07             15.23            --     2017
                                                                      12.54             14.07            --     2016
                                                                      13.18             12.54            --     2015
                                                                      12.40             13.18            --     2014
                                                                      10.16             12.40            --     2013
                                                                       9.26             10.16            --     2012
                                                                       9.60              9.26            --     2011
--------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares         $12.71            $14.12            --     2020
                                                                      10.14             12.71           876     2019
                                                                      12.24             10.14           995     2018
                                                                      10.21             12.24           970     2017
                                                                      10.52             10.21           599     2016
                                                                      11.06             10.52         1,862     2015
                                                                      11.31             11.06         1,132     2014
                                                                       9.75             11.31         1,138     2013
                                                                       8.66              9.75         1,209     2012
                                                                       9.53              8.66           846     2011
--------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Value Opportunities Fund -- Series II shares          $11.88            $12.22            --     2020
                                                                       9.34             11.88            --     2019
                                                                      11.86              9.34            --     2018
                                                                      10.35             11.86            --     2017
                                                                       8.99             10.35            --     2016
                                                                      10.30              8.99            --     2015
                                                                       9.91             10.30            --     2014
                                                                       7.61              9.91            --     2013
                                                                       6.62              7.61            --     2012
                                                                       7.01              6.62            --     2011
--------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
--------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                           $11.61            $12.43           353     2020
                                                                      10.91             11.61         1,151     2019
                                                                      11.50             10.91         1,209     2018
                                                                      11.35             11.50         1,024     2017
                                                                      11.13             11.35         1,058     2016
                                                                      11.68             11.13           357     2015
                                                                      11.57             11.68         1,809     2014
                                                                      12.94             11.57         1,798     2013
                                                                      12.34             12.94         1,489     2012
                                                                      11.30             12.34         1,505     2011
--------------------------------------------------------------------------------------------------------------------

                                     B-20

                                                                                                             Number of
                                                                           Accumulation      Accumulation  Accumulation
                                                                          Unit Values at    Unit Values at   Units at
Subaccounts                                                             Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Advantage U.S. Total Market V.I. Fund -- Class III Shares         $18.74            $21.90             --    2020
                                                                               14.91             18.74             --    2019
                                                                               16.35             14.91             --    2018
                                                                               14.70             16.35             --    2017
                                                                               12.19             14.70             --    2016
                                                                               13.38             12.19             --    2015
                                                                               13.04             13.38             --    2014
                                                                                9.39             13.04             --    2013
                                                                                8.49              9.39             --    2012
                                                                                8.92              8.49             --    2011
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                         $15.77            $15.89             --    2020
                                                                               13.07             15.77            530    2019
                                                                               14.56             13.07            554    2018
                                                                               13.80             14.56            607    2017
                                                                               12.00             13.80          1,089    2016
                                                                               13.08             12.00             --    2015
                                                                               12.21             13.08             --    2014
                                                                                9.08             12.21             --    2013
                                                                                8.17              9.08             --    2012
                                                                                8.60              8.17             --    2011
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                   $14.49            $17.08         10,239    2020
                                                                               12.59             14.49         12,134    2019
                                                                               13.95             12.59         13,115    2018
                                                                               12.55             13.95         13,728    2017
                                                                               12.38             12.55         14,693    2016
                                                                               12.80             12.38        111,293    2015
                                                                               12.85             12.80        138,929    2014
                                                                               11.49             12.85        128,759    2013
                                                                               10.70             11.49        139,684    2012
                                                                               11.36             10.70        139,766    2011
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Focus Growth V.I. Fund -- Class III Shares              $23.67            $33.17             --    2020
                                                                               18.31             23.67             --    2019
                                                                               18.24             18.31             --    2018
                                                                               14.44             18.24             --    2017
                                                                               13.75             14.44             --    2016
                                                                               13.72             13.75             --    2015
                                                                               12.33             13.72             --    2014
                                                                                9.44             12.33             --    2013
                                                                                8.42              9.44             --    2012
                                                                                8.42              8.42             --    2011
-----------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Series Trust II
-----------------------------------------------------------------------------------------------------------------------------
  CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1                           $16.58            $21.37          1,452    2020
                                                                               12.88             16.58            503    2019
                                                                               13.51             12.88            569    2018
                                                                               10.39             13.51          1,092    2017
                                                                               10.00             10.39             --    2016
-----------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Overseas Core Fund -- Class 2                $11.92            $12.67             --    2020
                                                                                9.75             11.92             --    2019
                                                                               12.00              9.75             --    2018
                                                                                9.65             12.00             --    2017
                                                                               10.00              9.65             --    2016
-----------------------------------------------------------------------------------------------------------------------------

                                     B-21

                                                                                                     Number of
                                                                   Accumulation      Accumulation  Accumulation
                                                                  Unit Values at    Unit Values at   Units at
Subaccounts                                                     Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
---------------------------------------------------------------------------------------------------------------------
  VT Floating -- Rate Income Fund                                     $11.84            $11.80           371     2020
                                                                       11.32             11.84           913     2019
                                                                       11.59             11.32         1,139     2018
                                                                       11.47             11.59           505     2017
                                                                       10.78             11.47           526     2016
                                                                       11.14             10.78           735     2015
                                                                       11.34             11.14         1,514     2014
                                                                       11.18             11.34         1,480     2013
                                                                       10.66             11.18         1,042     2012
                                                                       10.64             10.66            --     2011
---------------------------------------------------------------------------------------------------------------------
Federated Hermes Insurance Series
---------------------------------------------------------------------------------------------------------------------
  Federated Hermes High Income Bond Fund II -- Service Shares         $16.91            $17.42            --     2020
                                                                       15.17             16.91            --     2019
                                                                       16.08             15.17            --     2018
                                                                       15.44             16.08            --     2017
                                                                       13.80             15.44            --     2016
                                                                       14.52             13.80            --     2015
                                                                       14.51             14.52            --     2014
                                                                       13.91             14.51            --     2013
                                                                       12.46             13.91            --     2012
                                                                       12.15             12.46            --     2011
---------------------------------------------------------------------------------------------------------------------
  Federated Hermes Kaufmann Fund II -- Service Shares                 $23.69            $29.74           150     2020
                                                                       18.16             23.69            --     2019
                                                                       17.95             18.16            --     2018
                                                                       14.35             17.95            --     2017
                                                                       14.21             14.35            --     2016
                                                                       13.70             14.21            --     2015
                                                                       12.81             13.70            --     2014
                                                                        9.39             12.81            --     2013
                                                                        8.21              9.39            --     2012
                                                                        9.72              8.21         1,336     2011
---------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
---------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                           $18.41            $21.97         1,886     2020
                                                                       15.19             18.41         2,180     2019
                                                                       16.27             15.19         2,433     2018
                                                                       14.34             16.27         2,604     2017
                                                                       13.72             14.34         2,849     2016
                                                                       13.99             13.72         2,987     2015
                                                                       13.02             13.99         3,313     2014
                                                                       11.17             13.02         3,438     2013
                                                                        9.96             11.17         3,544     2012
                                                                       10.60              9.96         3,599     2011
---------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                      $20.86            $26.54            --     2020
                                                                       16.26             20.86           398     2019
                                                                       17.83             16.26           448     2018
                                                                       15.01             17.83           829     2017
                                                                       14.26             15.01           603     2016
                                                                       14.54             14.26         3,324     2015
                                                                       13.33             14.54         3,476     2014
                                                                       10.42             13.33         4,181     2013
                                                                        9.18             10.42         4,863     2012
                                                                        9.66              9.18            --     2011
---------------------------------------------------------------------------------------------------------------------

                                     B-22

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $21.27            $27.71            --     2020
                                                                         16.77             21.27            --     2019
                                                                         18.10             16.77            --     2018
                                                                         15.00             18.10            --     2017
                                                                         14.95             15.00            --     2016
                                                                         15.15             14.95            --     2015
                                                                         14.01             15.15            --     2014
                                                                         10.38             14.01            --     2013
                                                                          8.69             10.38            --     2012
                                                                          9.14              8.69            --     2011
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $15.43            $16.04         1,954     2020
                                                                         12.42             15.43           539     2019
                                                                         13.91             12.42           588     2018
                                                                         12.63             13.91           637     2017
                                                                         10.98             12.63            --     2016
                                                                         11.74             10.98         1,806     2015
                                                                         11.08             11.74         1,787     2014
                                                                          8.87             11.08         2,309     2013
                                                                          7.76              8.87         2,644     2012
                                                                          7.89              7.76            --     2011
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      $18.97            $19.94            --     2020
                                                                         14.97             18.97            --     2019
                                                                         16.87             14.97            --     2018
                                                                         14.81             16.87            --     2017
                                                                         13.09             14.81            --     2016
                                                                         13.75             13.09            --     2015
                                                                         12.76             13.75            --     2014
                                                                          9.80             12.76            --     2013
                                                                          8.49              9.80            --     2012
                                                                          8.57              8.49            --     2011
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Service Class 2                 $31.05            $51.04           448     2020
                                                                         22.62             31.05            --     2019
                                                                         20.64             22.62            --     2018
                                                                         15.74             20.64            --     2017
                                                                         16.10             15.74            --     2016
                                                                         15.64             16.10         1,230     2015
                                                                         14.30             15.64           540     2014
                                                                         10.64             14.30           600     2013
                                                                         10.00             10.64           731     2012
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                               $25.76            $36.13            --     2020
                                                                         19.68             25.76            --     2019
                                                                         20.23             19.68            --     2018
                                                                         15.36             20.23            --     2017
                                                                         15.63             15.36            --     2016
                                                                         14.97             15.63            --     2015
                                                                         13.80             14.97            --     2014
                                                                         10.39             13.80            --     2013
                                                                          9.29             10.39            --     2012
                                                                          9.51              9.29            --     2011
-----------------------------------------------------------------------------------------------------------------------

                                     B-23

                                                                                                Number of
                                                              Accumulation      Accumulation  Accumulation
                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2         $12.46            $13.29         1,646     2020
                                                                  11.66             12.46         2,140     2019
                                                                  12.03             11.66         2,289     2018
                                                                  11.84             12.03         3,407     2017
                                                                  11.60             11.84         3,558     2016
                                                                  11.97             11.60         4,108     2015
                                                                  11.60             11.97         2,482     2014
                                                                  12.13             11.60         2,877     2013
                                                                  11.76             12.13         2,868     2012
                                                                  11.24             11.76            --     2011
----------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                       $18.84            $21.70            --     2020
                                                                  15.66             18.84           734     2019
                                                                  18.81             15.66           758     2018
                                                                  15.97             18.81           791     2017
                                                                  14.60             15.97           937     2016
                                                                  15.19             14.60         1,069     2015
                                                                  14.67             15.19         1,943     2014
                                                                  11.05             14.67         1,766     2013
                                                                   9.87             11.05         2,133     2012
                                                                  11.33              9.87            --     2011
----------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2              $16.82            $17.75            --     2020
                                                                  12.84             16.82            --     2019
                                                                  15.93             12.84            --     2018
                                                                  13.69             15.93            --     2017
                                                                  12.82             13.69            --     2016
                                                                  13.56             12.82            --     2015
                                                                  13.03             13.56            --     2014
                                                                  10.24             13.03            --     2013
                                                                   8.25             10.24            --     2012
                                                                   9.28              8.25            --     2011
----------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
----------------------------------------------------------------------------------------------------------------
  Franklin Allocation VIP Fund -- Class 2 Shares                 $12.82            $13.99            --     2020
                                                                  10.94             12.82            --     2019
                                                                  12.40             10.94            --     2018
                                                                  11.33             12.40            --     2017
                                                                  10.25             11.33            --     2016
                                                                  11.18             10.25            --     2015
                                                                  11.13             11.18            --     2014
                                                                   9.20             11.13            --     2013
                                                                   8.17              9.20            --     2012
                                                                   8.49              8.17            --     2011
----------------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                     $14.65            $14.42        23,776     2020
                                                                  12.92             14.65        24,317     2019
                                                                  13.83             12.92        25,730     2018
                                                                  12.90             13.83        27,798     2017
                                                                  11.58             12.90        28,809     2016
                                                                  12.75             11.58        32,061     2015
                                                                  12.48             12.75        55,580     2014
                                                                  11.21             12.48        56,564     2013
                                                                  10.18             11.21        67,693     2012
                                                                  10.18             10.18        74,595     2011
----------------------------------------------------------------------------------------------------------------

                                     B-24

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares                    $13.95            $12.94            --     2020
                                                                        11.65             13.95            --     2019
                                                                        13.12             11.65            --     2018
                                                                        12.39             13.12            --     2017
                                                                        10.93             12.39            --     2016
                                                                        11.76             10.93            --     2015
                                                                        11.24             11.76            --     2014
                                                                         8.97             11.24            --     2013
                                                                         8.04              8.97            --     2012
                                                                         8.31              8.04         1,397     2011
----------------------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares                          $10.50            $10.85            --     2020
                                                                         9.33             10.50            --     2019
                                                                        11.22              9.33            --     2018
                                                                         9.69             11.22            --     2017
                                                                         9.05              9.69            --     2016
                                                                         9.90              9.05            --     2015
                                                                        10.43              9.90            --     2014
                                                                         8.16             10.43            --     2013
                                                                         6.90              8.16            --     2012
                                                                         7.59              6.90            --     2011
----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Government Money Market Fund -- Service Shares         $ 8.75            $ 8.57            --     2020
                                                                         8.79              8.75            --     2019
                                                                         8.87              8.79            --     2018
                                                                         9.03              8.87         5,917     2017
                                                                         9.24              9.03        12,495     2016
                                                                         9.46              9.24        18,166     2015
                                                                         9.68              9.46            --     2014
                                                                         9.91              9.68        67,701     2013
                                                                        10.00              9.91            --     2012
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Balanced Portfolio -- Service Shares                 $20.94            $23.32         3,463     2020
                                                                        17.53             20.94         4,135     2019
                                                                        17.86             17.53         4,851     2018
                                                                        15.48             17.86         5,720     2017
                                                                        15.18             15.48         6,523     2016
                                                                        15.48             15.18         7,079     2015
                                                                        14.64             15.48        18,116     2014
                                                                        12.50             14.64        10,611     2013
                                                                        11.29             12.50        21,328     2012
                                                                        11.40             11.29        22,486     2011
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Forty Portfolio -- Service Shares                    $29.26            $39.75            --     2020
                                                                        21.89             29.26            --     2019
                                                                        22.03             21.89            --     2018
                                                                        17.34             22.03            --     2017
                                                                        17.41             17.34           519     2016
                                                                        15.92             17.41           683     2015
                                                                        15.02             15.92           796     2014
                                                                        11.75             15.02           860     2013
                                                                         9.71             11.75           995     2012
                                                                        10.68              9.71           755     2011
----------------------------------------------------------------------------------------------------------------------

                                     B-25

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Aggressive Growth Portfolio -- Class II         $20.57            $23.66            --     2020
                                                                        16.88             20.57            --     2019
                                                                        18.89             16.88            --     2018
                                                                        16.67             18.89            --     2017
                                                                        16.91             16.67            --     2016
                                                                        17.65             16.91            --     2015
                                                                        15.04             17.65            --     2014
                                                                        10.45             15.04            --     2013
                                                                         9.03             10.45            --     2012
                                                                         9.04              9.03            --     2011
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Dividend Strategy Portfolio -- Class II         $19.21            $20.17            --     2020
                                                                        14.96             19.21            --     2019
                                                                        16.12             14.96            --     2018
                                                                        13.86             16.12            --     2017
                                                                        12.36             13.86            --     2016
                                                                        13.24             12.36            --     2015
                                                                        11.94             13.24            --     2014
                                                                         9.73             11.94            --     2013
                                                                         8.73              9.73            --     2012
                                                                         8.29              8.73            --     2011
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Large Cap Value Portfolio -- Class I            $13.07            $13.44            --     2020
                                                                        10.38             13.07            --     2019
                                                                        11.66             10.38            --     2018
                                                                        10.39             11.66            --     2017
                                                                         9.41             10.39            --     2016
                                                                         9.92              9.41            --     2015
                                                                        10.00              9.92            --     2014
----------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                $21.12            $23.44            --     2020
                                                                        16.47             21.12            --     2019
                                                                        17.88             16.47            --     2018
                                                                        14.87             17.88            --     2017
                                                                        14.05             14.87            --     2016
                                                                        14.39             14.05            --     2015
                                                                        13.30             14.39            --     2014
                                                                        10.34             13.30            --     2013
                                                                         8.90             10.34            --     2012
                                                                         9.34              8.90            --     2011
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                   $15.26            $16.32         1,038     2020
                                                                        13.00             15.26         1,188     2019
                                                                        14.14             13.00         1,325     2018
                                                                        12.92             14.14         1,416     2017
                                                                        12.15             12.92         1,527     2016
                                                                        12.51             12.15         1,617     2015
                                                                        11.83             12.51         1,795     2014
                                                                        10.19             11.83         1,953     2013
                                                                         9.41             10.19         2,145     2012
                                                                         9.48              9.41         2,268     2011
----------------------------------------------------------------------------------------------------------------------

                                     B-26

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                            $19.56            $20.18            --     2020
                                                                              16.04             19.56            --     2019
                                                                              16.29             16.04            --     2018
                                                                              14.56             16.29            --     2017
                                                                              13.40             14.56            --     2016
                                                                              16.08             13.40            --     2015
                                                                              14.64             16.08            --     2014
                                                                              12.46             14.64            --     2013
                                                                              11.27             12.46            --     2012
                                                                              10.83             11.27            --     2011
----------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
----------------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio --                   $16.76            $20.01            --     2020
   Service Class Shares                                                       12.29             16.76            --     2019
                                                                              12.51             12.29            --     2018
                                                                               9.99             12.51            --     2017
                                                                               9.66              9.99            --     2016
                                                                              10.00              9.66            --     2015
----------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $13.29            $14.01            --     2020
                                                                              12.17             13.29            --     2019
                                                                              13.18             12.17            --     2018
                                                                              11.90             13.18            --     2017
                                                                              10.78             11.90            --     2016
                                                                              12.15             10.78            --     2015
                                                                              12.38             12.15            --     2014
                                                                              12.66             12.38            --     2013
                                                                              11.29             12.66            --     2012
                                                                              11.34             11.29            --     2011
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $16.01            $16.54           265     2020
                                                                              14.29             16.01           678     2019
                                                                              15.02             14.29           543     2018
                                                                              14.42             15.02           389     2017
                                                                              13.13             14.42           421     2016
                                                                              13.66             13.13         1,501     2015
                                                                              13.53             13.66           929     2014
                                                                              13.10             13.53           621     2013
                                                                              11.73             13.10           596     2012
                                                                              11.62             11.73           959     2011
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $17.29            $19.83           659     2020
                                                                              15.62             17.29           598     2019
                                                                              16.38             15.62           527     2018
                                                                              15.38             16.38           358     2017
                                                                              15.64             15.38           391     2016
                                                                              16.23             15.64            --     2015
                                                                              13.40             16.23            --     2014
                                                                              15.75             13.40            --     2013
                                                                              15.44             15.75            --     2012
                                                                              12.36             15.44            --     2011
----------------------------------------------------------------------------------------------------------------------------

                                     B-27

                                                                                               Number of
                                                             Accumulation      Accumulation  Accumulation
                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                               Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares         $10.92            $10.99         1,981     2020
                                                                 10.75             10.92           734     2019
                                                                 10.97             10.75           739     2018
                                                                 11.07             10.97           534     2017
                                                                 11.18             11.07           543     2016
                                                                 11.40             11.18         1,780     2015
                                                                 11.57             11.40         4,809     2014
                                                                 11.86             11.57         4,333     2013
                                                                 11.47             11.86         3,917     2012
                                                                 11.61             11.47         3,894     2011
---------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares         $14.00            $14.86         1,176     2020
                                                                 13.22             14.00         1,899     2019
                                                                 13.61             13.22         2,218     2018
                                                                 13.27             13.61         3,017     2017
                                                                 13.23             13.27         3,175     2016
                                                                 13.48             13.23         4,512     2015
                                                                 13.23             13.48         2,515     2014
                                                                 13.82             13.23         2,835     2013
                                                                 12.91             13.82         2,523     2012
                                                                 12.75             12.91         2,898     2011
---------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
---------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                         $34.06            $48.24            --     2020
                                                                 25.47             34.06            --     2019
                                                                 26.56             25.47            --     2018
                                                                 20.73             26.56            --     2017
                                                                 20.02             20.73            --     2016
                                                                 18.93             20.02            --     2015
                                                                 16.50             18.93            --     2014
                                                                 12.54             16.50            --     2013
                                                                 10.99             12.54            --     2012
                                                                 11.01             10.99            --     2011
---------------------------------------------------------------------------------------------------------------
State Street Variable Insurance Series Funds, Inc.
---------------------------------------------------------------------------------------------------------------
  Income V.I.S. Fund -- Class 1 Shares                          $11.33            $11.85            --     2020
                                                                 10.68             11.33            --     2019
                                                                 11.09             10.68            --     2018
                                                                 10.99             11.09            --     2017
                                                                 10.93             10.99            --     2016
                                                                 11.23             10.93            --     2015
                                                                 10.94             11.23            --     2014
                                                                 11.34             10.94            --     2013
                                                                 10.99             11.34            --     2012
                                                                 10.49             10.99            --     2011
---------------------------------------------------------------------------------------------------------------
  Premier Growth Equity V.I.S. Fund -- Class 1 Shares           $25.75            $33.62            --     2020
                                                                 19.19             25.75            --     2019
                                                                 20.18             19.19            --     2018
                                                                 16.10             20.18            --     2017
                                                                 16.08             16.10            --     2016
                                                                 15.93             16.08            --     2015
                                                                 14.30             15.93            --     2014
                                                                 10.85             14.30            --     2013
                                                                  9.19             10.85            --     2012
                                                                  9.36              9.19            --     2011
---------------------------------------------------------------------------------------------------------------

                                     B-28

                                                                                              Number of
                                                            Accumulation      Accumulation  Accumulation
                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                              Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------
  Real Estate Securities V.I.S. Fund -- Class 1 Shares         $17.49            $16.19            272    2020
                                                                14.19             17.49            305    2019
                                                                15.40             14.19            340    2018
                                                                14.90             15.40            382    2017
                                                                14.12             14.90            416    2016
                                                                13.82             14.12            577    2015
                                                                10.72             13.82            618    2014
                                                                10.70             10.72          1,175    2013
                                                                 9.37             10.70            370    2012
                                                                 8.73              9.37            409    2011
--------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index V.I.S. Fund -- Class 1 Shares               $21.16            $24.38             --    2020
                                                                16.53             21.16             --    2019
                                                                17.76             16.53             --    2018
                                                                14.96             17.76             --    2017
                                                                13.72             14.96             --    2016
                                                                13.89             13.72             --    2015
                                                                12.55             13.89             --    2014
                                                                 9.73             12.55             --    2013
                                                                 8.61              9.73             --    2012
                                                                 8.67              8.61             --    2011
--------------------------------------------------------------------------------------------------------------
  Small-Cap Equity V.I.S. Fund -- Class 1 Shares               $20.19            $22.59             --    2020
                                                                16.39             20.19             --    2019
                                                                18.58             16.39             --    2018
                                                                16.87             18.58             --    2017
                                                                13.95             16.87             --    2016
                                                                14.89             13.95             --    2015
                                                                14.69             14.89             --    2014
                                                                10.98             14.69             --    2013
                                                                 9.81             10.98             --    2012
                                                                 9.74              9.81             --    2011
--------------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 3 Shares                   $13.09            $13.57         57,307    2020
                                                                11.59             13.09         73,687    2019
                                                                12.71             11.59         79,644    2018
                                                                11.28             12.71         85,368    2017
                                                                10.89             11.28         95,117    2016
                                                                11.29             10.89        105,376    2015
                                                                11.00             11.29        132,418    2014
                                                                 9.82             11.00        110,935    2013
                                                                 8.96              9.82        150,051    2012
                                                                 9.46              8.96        159,262    2011
--------------------------------------------------------------------------------------------------------------
  U.S. Equity V.I.S. Fund -- Class 1 Shares                    $20.41            $24.45             --    2020
                                                                15.85             20.41             --    2019
                                                                16.80             15.85             --    2018
                                                                14.34             16.80             --    2017
                                                                13.42             14.34             --    2016
                                                                14.06             13.42             --    2015
                                                                12.76             14.06             --    2014
                                                                 9.76             12.76             --    2013
                                                                 8.62              9.76             --    2012
                                                                 9.09              8.62             --    2011
--------------------------------------------------------------------------------------------------------------

                                     B-29

                                                                                           Number of
                                                         Accumulation      Accumulation  Accumulation
                                                        Unit Values at    Unit Values at   Units at
Subaccounts                                           Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------
The Prudential Series Fund
-----------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares         $20.30            $25.87            --     2020
                                                             16.19             20.30            --     2019
                                                             17.57             16.19            --     2018
                                                             13.86             17.57            --     2017
                                                             14.02             13.86            --     2016
                                                             13.55             14.02            --     2015
                                                             13.00             13.55            --     2014
                                                             10.29             13.00            --     2013
                                                              9.52             10.29            --     2012
                                                             10.20              9.52            --     2011
-----------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                     $27.64            $42.00            --     2020
                                                             21.30             27.64            --     2019
                                                             22.06             21.30            --     2018
                                                             16.59             22.06            --     2017
                                                             17.20             16.59            --     2016
                                                             15.85             17.20            --     2015
                                                             14.81             15.85            --     2014
                                                             11.05             14.81            --     2013
                                                              9.78             11.05            --     2012
                                                             10.02              9.78            --     2011
-----------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares            $ 6.25            $ 6.83           671     2020
                                                              5.81              6.25         1,809     2019
                                                              7.29              5.81         1,682     2018
                                                              7.50              7.29         1,269     2017
                                                              6.15              7.50           769     2016
                                                              8.84              6.15           614     2015
                                                             11.28              8.84           469     2014
                                                             10.52             11.28           375     2013
                                                             11.10             10.52           374     2012
                                                             14.08             11.10            --     2011
-----------------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust
-----------------------------------------------------------------------------------------------------------
  Wells Fargo VT Omega Growth Fund -- Class 2               $31.71            $44.35            --     2020
                                                             23.68             31.71            --     2019
                                                             24.17             23.68            --     2018
                                                             18.38             24.17            --     2017
                                                             18.72             18.38            --     2016
                                                             18.90             18.72            --     2015
                                                             18.63             18.90            --     2014
                                                             13.63             18.63            --     2013
                                                             11.59             13.63            --     2012
                                                             12.56             11.59            --     2011
-----------------------------------------------------------------------------------------------------------

                                     B-30

  Lifetime Income Plus (for Joint Annuitant contracts) Elected -- reset on or after 07/15/19

                                                                                                                    Number of
                                                                                  Accumulation      Accumulation  Accumulation
                                                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                                                    Beginning of Period End of Period  End of Period
--------------------------------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
--------------------------------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B                                   $10.37            $11.01          --
                                                                                      10.00             10.37          --
--------------------------------------------------------------------------------------------------------------------------------
  AB Global Thematic Growth Portfolio -- Class B                                     $10.56            $14.27          --
                                                                                      10.00             10.56          --
--------------------------------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                                          $10.62            $10.57          --
                                                                                      10.00             10.62          --
--------------------------------------------------------------------------------------------------------------------------------
  AB International Value Portfolio -- Class B                                        $10.60            $10.53          --
                                                                                      10.00             10.60          --
--------------------------------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                                           $10.83            $14.23          --
                                                                                      10.00             10.83          --
--------------------------------------------------------------------------------------------------------------------------------
  AB Small Cap Growth Portfolio -- Class B                                           $10.26            $15.32          --
                                                                                      10.00             10.26          --
--------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
--------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Capital Appreciation Fund -- Series II Shares             $10.87            $14.40          --
                                                                                      10.00             10.87          --
--------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Conservative Balanced Fund -- Series II Shares            $10.31            $11.48          --
                                                                                      10.00             10.31          --
--------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund --                          $10.38            $14.15          --
   Series II Shares                                                                   10.00             10.38          --
--------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Global Fund -- Series II Shares                           $10.62            $13.15          --
                                                                                      10.00             10.62          --
--------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Fund(R) -- Series II Shares                   $10.59            $11.70          --
                                                                                      10.00             10.59          --
--------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Small Cap Fund(R) -- Series II Shares         $10.79            $12.55          --
                                                                                      10.00             10.79          --
--------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares                            $10.89            $15.07          --
                                                                                      10.00             10.89          --
--------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series II shares                           $10.88            $15.01          --
                                                                                      10.00             10.88          --
--------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Comstock Fund -- Series II shares                                     $10.70            $10.29          --
                                                                                      10.00             10.70          --
--------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                                   $10.68            $11.82          --
                                                                                      10.00             10.68          --
--------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Equity and Income Fund -- Series II shares                            $10.42            $11.11          --
                                                                                      10.00             10.42          --
--------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                         $10.55            $11.67          --
                                                                                      10.00             10.55          --
--------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Value Opportunities Fund -- Series II shares                          $10.68            $10.93          --
                                                                                      10.00             10.68          --
--------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
--------------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                           $10.07            $10.73          --
                                                                                      10.00             10.07          --
--------------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
--------------------------------------------------------------------------------------------------------------------------------
  BlackRock Advantage U.S. Total Market V.I. Fund -- Class III Shares                $10.59            $12.31          --
                                                                                      10.00             10.59          --
--------------------------------------------------------------------------------------------------------------------------------

Subaccounts                                                                    Year
-----------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
-----------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B                             2020
                                                                               2019
-----------------------------------------------------------------------------------
  AB Global Thematic Growth Portfolio -- Class B                               2020
                                                                               2019
-----------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                                    2020
                                                                               2019
-----------------------------------------------------------------------------------
  AB International Value Portfolio -- Class B                                  2020
                                                                               2019
-----------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                                     2020
                                                                               2019
-----------------------------------------------------------------------------------
  AB Small Cap Growth Portfolio -- Class B                                     2020
                                                                               2019
-----------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
-----------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Capital Appreciation Fund -- Series II Shares       2020
                                                                               2019
-----------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Conservative Balanced Fund -- Series II Shares      2020
                                                                               2019
-----------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund --                    2020
   Series II Shares                                                            2019
-----------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Global Fund -- Series II Shares                     2020
                                                                               2019
-----------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Fund(R) -- Series II Shares             2020
                                                                               2019
-----------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Small Cap Fund(R) -- Series II Shares   2020
                                                                               2019
-----------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares                      2020
                                                                               2019
-----------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series II shares                     2020
                                                                               2019
-----------------------------------------------------------------------------------
  Invesco V.I. Comstock Fund -- Series II shares                               2020
                                                                               2019
-----------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                             2020
                                                                               2019
-----------------------------------------------------------------------------------
  Invesco V.I. Equity and Income Fund -- Series II shares                      2020
                                                                               2019
-----------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                   2020
                                                                               2019
-----------------------------------------------------------------------------------
  Invesco V.I. Value Opportunities Fund -- Series II shares                    2020
                                                                               2019
-----------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-----------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                     2020
                                                                               2019
-----------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-----------------------------------------------------------------------------------
  BlackRock Advantage U.S. Total Market V.I. Fund -- Class III Shares          2020
                                                                               2019
-----------------------------------------------------------------------------------

                                     B-31

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                    $10.58            $10.61          --       2020
                                                                          10.00             10.58          --       2019
------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares              $10.48            $12.30          --       2020
                                                                          10.00             10.48          --       2019
------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Focus Growth V.I. Fund -- Class III Shares         $10.27            $14.33          --       2020
                                                                          10.00             10.27          --       2019
------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Series Trust II
------------------------------------------------------------------------------------------------------------------------
  CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1                      $10.53            $13.50          --       2020
                                                                          10.00             10.53          --       2019
------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Overseas Core Fund -- Class 2           $10.76            $11.38          --       2020
                                                                          10.00             10.76          --       2019
------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
------------------------------------------------------------------------------------------------------------------------
  VT Floating -- Rate Income Fund                                        $10.08            $ 9.99          --       2020
                                                                          10.00             10.08          --       2019
------------------------------------------------------------------------------------------------------------------------
Federated Hermes Insurance Series
------------------------------------------------------------------------------------------------------------------------
  Federated Hermes High Income Bond Fund II -- Service Shares            $10.23            $10.48          --       2020
                                                                          10.00             10.23          --       2019
------------------------------------------------------------------------------------------------------------------------
  Federated Hermes Kaufmann Fund II -- Service Shares                    $10.32            $12.89          --       2020
                                                                          10.00             10.32          --       2019
------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
------------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                              $10.62            $12.61          --       2020
                                                                          10.00             10.62          --       2019
------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                         $10.61            $13.43          --       2020
                                                                          10.00             10.61          --       2019
------------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2          $10.64            $13.79          --       2020
                                                                          10.00             10.64          --       2019
------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                         $10.72            $11.09          --       2020
                                                                          10.00             10.72          --       2019
------------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                       $10.96            $11.46          --       2020
                                                                          10.00             10.96          --       2019
------------------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Service Class 2                  $10.87            $17.78          --       2020
                                                                          10.00             10.87          --       2019
------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                $10.76            $15.01          --       2020
                                                                          10.00             10.76          --       2019
------------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                 $10.13            $10.75          --       2020
                                                                          10.00             10.13          --       2019
------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                               $10.35            $11.86          --       2020
                                                                          10.00             10.35          --       2019
------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                      $10.80            $11.34          --       2020
                                                                          10.00             10.80          --       2019
------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
------------------------------------------------------------------------------------------------------------------------
  Franklin Allocation VIP Fund -- Class 2 Shares                         $10.43            $11.33          --       2020
                                                                          10.00             10.43          --       2019
------------------------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                             $10.29            $10.07          --       2020
                                                                          10.00             10.29          --       2019
------------------------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares                      $10.57            $ 9.75          --       2020
                                                                          10.00             10.57          --       2019
------------------------------------------------------------------------------------------------------------------------

                                     B-32

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares                                $10.62            $10.93          --       2020
                                                                              10.00             10.62          --       2019
----------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Government Money Market Fund -- Service Shares               $ 9.94            $ 9.69          --       2020
                                                                              10.00              9.94          --       2019
----------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
----------------------------------------------------------------------------------------------------------------------------
  Janus Henderson Balanced Portfolio -- Service Shares                       $10.62            $11.77          --       2020
                                                                              10.00             10.62          --       2019
----------------------------------------------------------------------------------------------------------------------------
  Janus Henderson Forty Portfolio -- Service Shares                          $10.80            $14.59          --       2020
                                                                              10.00             10.80          --       2019
----------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
----------------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Aggressive Growth Portfolio -- Class II               $10.97            $12.56          --       2020
                                                                              10.00             10.97          --       2019
----------------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Dividend Strategy Portfolio -- Class II               $10.68            $11.16          --       2020
                                                                              10.00             10.68          --       2019
----------------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Large Cap Value Portfolio -- Class I                  $10.62            $10.86          --       2020
                                                                              10.00             10.62          --       2019
----------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                      $10.60            $11.71          --       2020
                                                                              10.00             10.60          --       2019
----------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                         $10.46            $11.13          --       2020
                                                                              10.00             10.46          --       2019
----------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                            $10.51            $10.79          --       2020
                                                                              10.00             10.51          --       2019
----------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
----------------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio --                   $10.95            $13.00          --       2020
   Service Class Shares                                                       10.00             10.95          --       2019
----------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $10.19            $10.69          --       2020
                                                                              10.00             10.19          --       2019
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $10.24            $10.52          --       2020
                                                                              10.00             10.24          --       2019
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $10.15            $11.58          --       2020
                                                                              10.00             10.15          --       2019
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $10.00            $10.01          --       2020
                                                                              10.00             10.00          --       2019
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $10.09            $10.66          --       2020
                                                                              10.00             10.09          --       2019
----------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
----------------------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                                      $11.01            $15.52          --       2020
                                                                              10.00             11.01          --       2019
----------------------------------------------------------------------------------------------------------------------------
State Street Variable Insurance Series Funds, Inc.
----------------------------------------------------------------------------------------------------------------------------
  Income V.I.S. Fund -- Class 1 Shares                                       $10.09            $10.49          --       2020
                                                                              10.00             10.09          --       2019
----------------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity V.I.S. Fund -- Class 1 Shares                        $11.05            $14.36          --       2020
                                                                              10.00             11.05          --       2019
----------------------------------------------------------------------------------------------------------------------------

                                     B-33

                                                                                              Number of
                                                            Accumulation      Accumulation  Accumulation
                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                              Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------
  Real Estate Securities V.I.S. Fund -- Class 1 Shares         $10.24            $ 9.43          --       2020
                                                                10.00             10.24          --       2019
--------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index V.I.S. Fund -- Class 1 Shares               $10.79            $12.37          --       2020
                                                                10.00             10.79          --       2019
--------------------------------------------------------------------------------------------------------------
  Small-Cap Equity V.I.S. Fund -- Class 1 Shares               $10.61            $11.81          --       2020
                                                                10.00             10.61          --       2019
--------------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 3 Shares                   $10.24            $10.56          --       2020
                                                                10.00             10.24          --       2019
--------------------------------------------------------------------------------------------------------------
  U.S. Equity V.I.S. Fund -- Class 1 Shares                    $10.77            $12.84          --       2020
                                                                10.00             10.77          --       2019
--------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
--------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares            $10.68            $13.54          --       2020
                                                                10.00             10.68          --       2019
--------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                        $10.70            $16.18          --       2020
                                                                10.00             10.70          --       2019
--------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares               $ 9.71            $10.56          --       2020
                                                                10.00              9.71          --       2019
--------------------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust
--------------------------------------------------------------------------------------------------------------
  Wells Fargo VT Omega Growth Fund -- Class 2                  $10.43            $14.51          --       2020
                                                                10.00             10.43          --       2019
--------------------------------------------------------------------------------------------------------------

                                     B-34

         Lifetime Income Plus (for Single Annuitant contracts) Elected

                                                                                          Number of
                                                        Accumulation      Accumulation  Accumulation
                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                          Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
----------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B         $13.90            $14.86            --     2020
                                                            12.02             13.90            --     2019
                                                            13.13             12.02            --     2018
                                                            11.60             13.13            --     2017
                                                            11.35             11.60            --     2016
                                                            11.45             11.35            --     2015
                                                            10.93             11.45            --     2014
                                                             9.60             10.93            --     2013
                                                             8.66              9.60            --     2012
                                                             9.13              8.66            --     2011
----------------------------------------------------------------------------------------------------------
  AB Global Thematic Growth Portfolio -- Class B           $15.52            $21.13            --     2020
                                                            12.22             15.52            --     2019
                                                            13.88             12.22            --     2018
                                                            10.41             13.88            --     2017
                                                            10.73             10.41            --     2016
                                                            10.68             10.73            --     2015
                                                            10.42             10.68            --     2014
                                                             8.66             10.42            --     2013
                                                             7.82              8.66            --     2012
                                                            10.43              7.82            --     2011
----------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                $18.11            $18.16            --     2020
                                                            14.97             18.11            --     2019
                                                            16.25             14.97            --     2018
                                                            14.00             16.25            --     2017
                                                            12.88             14.00            --     2016
                                                            12.98             12.88            --     2015
                                                            12.14             12.98            --     2014
                                                             9.22             12.14            --     2013
                                                             8.04              9.22            --     2012
                                                             7.74              8.04            --     2011
----------------------------------------------------------------------------------------------------------
  AB International Value Portfolio -- Class B              $ 6.36            $ 6.36        12,483     2020
                                                             5.57              6.36        19,978     2019
                                                             7.39              5.57        24,213     2018
                                                             6.04              7.39        22,008     2017
                                                             6.22              6.04        60,963     2016
                                                             6.21              6.22        42,982     2015
                                                             6.78              6.21        49,679     2014
                                                             5.65              6.78        37,164     2013
                                                             5.05              5.65        74,093     2012
                                                             6.41              5.05        60,380     2011
----------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                 $27.72            $36.65            --     2020
                                                            21.08             27.72            --     2019
                                                            21.06             21.08            --     2018
                                                            16.34             21.06            --     2017
                                                            16.32             16.34            --     2016
                                                            15.04             16.32            --     2015
                                                            13.50             15.04            --     2014
                                                            10.07             13.50            --     2013
                                                             8.82             10.07            --     2012
                                                             9.37              8.82            --     2011
----------------------------------------------------------------------------------------------------------

                                     B-35

                                                                                                                 Number of
                                                                               Accumulation      Accumulation  Accumulation
                                                                              Unit Values at    Unit Values at   Units at
Subaccounts                                                                 Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------------
  AB Small Cap Growth Portfolio -- Class B                                        $29.10            $43.75         1,852     2020
                                                                                   21.87             29.10            --     2019
                                                                                   22.60             21.87            --     2018
                                                                                   17.26             22.60            --     2017
                                                                                   16.61             17.26            --     2016
                                                                                   17.24             16.61            --     2015
                                                                                   17.99             17.24         8,128     2014
                                                                                   12.65             17.99            --     2013
                                                                                   11.27             12.65            --     2012
                                                                                   11.05             11.27            --     2011
---------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Capital Appreciation Fund -- Series II Shares          $19.80            $26.39            --     2020
                                                                                   14.89             19.80            --     2019
                                                                                   16.19             14.89            --     2018
                                                                                   13.08             16.19            --     2017
                                                                                   13.69             13.08            --     2016
                                                                                   13.55             13.69            --     2015
                                                                                   12.03             13.55            --     2014
                                                                                    9.50             12.03            --     2013
                                                                                    8.53              9.50            --     2012
                                                                                    8.84              8.53            --     2011
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Conservative Balanced Fund -- Series II Shares         $10.49            $11.76        38,570     2020
                                                                                    9.14             10.49        43,671     2019
                                                                                    9.89              9.14        47,155     2018
                                                                                    9.28              9.89        50,926     2017
                                                                                    9.04              9.28        53,560     2016
                                                                                    9.18              9.04        58,705     2015
                                                                                    8.69              9.18        65,242     2014
                                                                                    7.87              8.69        79,003     2013
                                                                                    7.17              7.87        85,955     2012
                                                                                    7.30              7.17        93,459     2011
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund --                       $20.70            $28.41            --     2020
   Series II Shares                                                                15.22             20.70            --     2019
                                                                                   16.60             15.22            --     2018
                                                                                   13.21             16.60            --     2017
                                                                                   13.22             13.21            --     2016
                                                                                   12.71             13.22            --     2015
                                                                                   12.31             12.71            --     2014
                                                                                    9.27             12.31            --     2013
                                                                                    8.16              9.27            --     2012
                                                                                    8.27              8.16            --     2011
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Global Fund -- Series II Shares                        $17.73            $22.09        17,974     2020
                                                                                   13.79             17.73         4,766     2019
                                                                                   16.27             13.79         6,532     2018
                                                                                   12.20             16.27        13,268     2017
                                                                                   12.48             12.20        12,860     2016
                                                                                   12.31             12.48        17,116     2015
                                                                                   12.32             12.31        22,327     2014
                                                                                    9.92             12.32        17,615     2013
                                                                                    8.38              9.92        23,087     2012
                                                                                    9.36              8.38        24,932     2011
---------------------------------------------------------------------------------------------------------------------------------

                                     B-36

                                                                                                                    Number of
                                                                                  Accumulation      Accumulation  Accumulation
                                                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                                                    Beginning of Period End of Period  End of Period
--------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Fund(R) -- Series II Shares                   $19.49            $21.68            --
                                                                                      15.12             19.49        28,276
                                                                                      16.81             15.12        38,351
                                                                                      14.73             16.81        31,801
                                                                                      13.53             14.73        35,602
                                                                                      13.41             13.53        23,663
                                                                                      12.41             13.41        30,973
                                                                                       9.65             12.41        34,976
                                                                                       8.46              9.65        47,249
                                                                                       8.67              8.46        99,530
--------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Small Cap Fund(R) -- Series II Shares         $19.95            $23.36         3,422
                                                                                      16.17             19.95         4,245
                                                                                      18.47             16.17         5,456
                                                                                      16.57             18.47         8,678
                                                                                      14.39             16.57         9,532
                                                                                      15.66             14.39        14,728
                                                                                      14.33             15.66        18,367
                                                                                      10.42             14.33        30,833
                                                                                       9.05             10.42        44,832
                                                                                       9.47              9.05        46,950
--------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares                            $22.60            $31.48            --
                                                                                      16.89             22.60            --
                                                                                      17.91             16.89            --
                                                                                      14.37             17.91            --
                                                                                      14.36             14.37            --
                                                                                      13.98             14.36            --
                                                                                      13.17             13.98            --
                                                                                       9.61             13.17            --
                                                                                      10.00              9.61            --
--------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series II shares                           $25.15            $34.94            --
                                                                                      18.84             25.15            --
                                                                                      20.03             18.84            --
                                                                                      16.12             20.03            --
                                                                                      16.14             16.12            --
                                                                                      15.75             16.14            --
                                                                                      14.88             15.75            --
                                                                                      10.88             14.88            --
                                                                                       9.81             10.88            --
                                                                                      10.70              9.81            --
--------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Comstock Fund -- Series II shares                                     $17.11            $16.56            --
                                                                                      14.00             17.11            --
                                                                                      16.33             14.00            --
                                                                                      14.19             16.33            --
                                                                                      12.40             14.19        22,080
                                                                                      13.51             12.40            --
                                                                                      12.65             13.51           940
                                                                                       9.53             12.65           986
                                                                                       8.19              9.53         1,147
                                                                                       8.55              8.19         1,242
--------------------------------------------------------------------------------------------------------------------------------

Subaccounts                                                                    Year
-----------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Fund(R) -- Series II Shares             2020
                                                                               2019
                                                                               2018
                                                                               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
-----------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Small Cap Fund(R) -- Series II Shares   2020
                                                                               2019
                                                                               2018
                                                                               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
-----------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares                      2020
                                                                               2019
                                                                               2018
                                                                               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
-----------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series II shares                     2020
                                                                               2019
                                                                               2018
                                                                               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
-----------------------------------------------------------------------------------
  Invesco V.I. Comstock Fund -- Series II shares                               2020
                                                                               2019
                                                                               2018
                                                                               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
-----------------------------------------------------------------------------------

                                     B-37

                                                                                                    Number of
                                                                  Accumulation      Accumulation  Accumulation
                                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                                    Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                   $17.44            $19.43            --     2020
                                                                      13.82             17.44        31,614     2019
                                                                      15.59             13.82        41,924     2018
                                                                      14.08             15.59        34,573     2017
                                                                      13.05             14.08        33,377     2016
                                                                      14.15             13.05            --     2015
                                                                      13.37             14.15            --     2014
                                                                      10.57             13.37            --     2013
                                                                       9.49             10.57            --     2012
                                                                       9.70              9.49            --     2011
--------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Equity and Income Fund -- Series II shares            $16.06            $17.23            --     2020
                                                                      13.67             16.06            --     2019
                                                                      15.48             13.67            --     2018
                                                                      14.28             15.48            --     2017
                                                                      12.71             14.28            --     2016
                                                                      13.33             12.71            --     2015
                                                                      12.53             13.33            --     2014
                                                                      10.25             12.53            --     2013
                                                                       9.32             10.25            --     2012
                                                                       9.65              9.32            --     2011
--------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares         $12.96            $14.43            --     2020
                                                                      10.33             12.96        13,098     2019
                                                                      12.45             10.33        17,658     2018
                                                                      10.37             12.45        17,365     2017
                                                                      10.67             10.37        10,209     2016
                                                                      11.20             10.67        24,957     2015
                                                                      11.43             11.20        19,851     2014
                                                                       9.84             11.43        20,314     2013
                                                                       8.73              9.84        24,588     2012
                                                                       9.59              8.73        17,366     2011
--------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Value Opportunities Fund -- Series II shares          $12.12            $12.49            --     2020
                                                                       9.52             12.12            --     2019
                                                                      12.06              9.52            --     2018
                                                                      10.52             12.06            --     2017
                                                                       9.11             10.52            --     2016
                                                                      10.42              9.11            --     2015
                                                                      10.01             10.42            --     2014
                                                                       7.68             10.01            --     2013
                                                                       6.67              7.68            --     2012
                                                                       7.06              6.67            --     2011
--------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
--------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                           $11.85            $12.70         6,158     2020
                                                                      11.12             11.85        17,558     2019
                                                                      11.69             11.12        20,859     2018
                                                                      11.53             11.69        18,404     2017
                                                                      11.28             11.53        18,255     2016
                                                                      11.82             11.28         4,746     2015
                                                                      11.70             11.82        29,356     2014
                                                                      13.06             11.70        30,200     2013
                                                                      12.43             13.06        28,848     2012
                                                                      11.37             12.43        28,023     2011
--------------------------------------------------------------------------------------------------------------------

                                     B-38

                                                                                                             Number of
                                                                           Accumulation      Accumulation  Accumulation
                                                                          Unit Values at    Unit Values at   Units at
Subaccounts                                                             Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Advantage U.S. Total Market V.I. Fund -- Class III Shares         $19.11            $22.38             --    2020
                                                                               15.18             19.11             --    2019
                                                                               16.63             15.18             --    2018
                                                                               14.93             16.63             --    2017
                                                                               12.36             14.93             --    2016
                                                                               13.55             12.36             --    2015
                                                                               13.18             13.55             --    2014
                                                                                9.48             13.18             --    2013
                                                                                8.55              9.48             --    2012
                                                                                8.97              8.55             --    2011
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                         $16.09            $16.24             --    2020
                                                                               13.31             16.09          7,923    2019
                                                                               14.81             13.31         10,057    2018
                                                                               14.01             14.81         10,866    2017
                                                                               12.16             14.01         18,602    2016
                                                                               13.24             12.16             --    2015
                                                                               12.35             13.24             --    2014
                                                                                9.17             12.35             --    2013
                                                                                8.23              9.17             --    2012
                                                                                8.65              8.23             --    2011
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                   $14.78            $17.46         54,051    2020
                                                                               12.83             14.78         63,932    2019
                                                                               14.18             12.83         71,230    2018
                                                                               12.75             14.18         76,863    2017
                                                                               12.55             12.75        105,221    2016
                                                                               12.96             12.55        220,008    2015
                                                                               12.99             12.96        231,828    2014
                                                                               11.60             12.99        243,247    2013
                                                                               10.78             11.60        286,806    2012
                                                                               11.44             10.78        320,145    2011
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Focus Growth V.I. Fund -- Class III Shares              $24.15            $33.89             --    2020
                                                                               18.65             24.15             --    2019
                                                                               18.55             18.65             --    2018
                                                                               14.67             18.55             --    2017
                                                                               13.94             14.67             --    2016
                                                                               13.89             13.94             --    2015
                                                                               12.46             13.89             --    2014
                                                                                9.53             12.46             --    2013
                                                                                8.49              9.53             --    2012
                                                                                8.47              8.49             --    2011
-----------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Series Trust II
-----------------------------------------------------------------------------------------------------------------------------
  CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1                           $16.67            $21.52         25,553    2020
                                                                               12.93             16.67          7,630    2019
                                                                               13.54             12.93         10,417    2018
                                                                               10.40             13.54         19,790    2017
                                                                               10.00             10.40             --    2016
-----------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Overseas Core Fund -- Class 2                $11.99            $12.77             --    2020
                                                                                9.79             11.99             --    2019
                                                                               12.03              9.79             --    2018
                                                                                9.66             12.03             --    2017
                                                                               10.00              9.66             --    2016
-----------------------------------------------------------------------------------------------------------------------------

                                     B-39

                                                                                                     Number of
                                                                   Accumulation      Accumulation  Accumulation
                                                                  Unit Values at    Unit Values at   Units at
Subaccounts                                                     Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
---------------------------------------------------------------------------------------------------------------------
  VT Floating - Rate Income Fund                                      $12.08            $12.06         6,463     2020
                                                                       11.53             12.08        13,848     2019
                                                                       11.79             11.53        19,848     2018
                                                                       11.65             11.79         9,072     2017
                                                                       10.93             11.65         9,015     2016
                                                                       11.28             10.93         9,800     2015
                                                                       11.46             11.28        25,513     2014
                                                                       11.28             11.46        25,618     2013
                                                                       10.74             11.28        20,919     2012
                                                                       10.71             10.74           735     2011
---------------------------------------------------------------------------------------------------------------------
Federated Hermes Insurance Series
---------------------------------------------------------------------------------------------------------------------
  Federated Hermes High Income Bond Fund II -- Service Shares         $17.25            $17.80            --     2020
                                                                       15.45             17.25            --     2019
                                                                       16.35             15.45            --     2018
                                                                       15.68             16.35            --     2017
                                                                       13.99             15.68            --     2016
                                                                       14.70             13.99            --     2015
                                                                       14.67             14.70            --     2014
                                                                       14.04             14.67            --     2013
                                                                       12.56             14.04            --     2012
                                                                       12.23             12.56            --     2011
---------------------------------------------------------------------------------------------------------------------
  Federated Hermes Kaufmann Fund II -- Service Shares                 $24.17            $30.38         2,569     2020
                                                                       18.50             24.17            --     2019
                                                                       18.25             18.50            --     2018
                                                                       14.58             18.25            --     2017
                                                                       14.40             14.58            --     2016
                                                                       13.87             14.40            --     2015
                                                                       12.95             13.87            --     2014
                                                                        9.47             12.95            --     2013
                                                                        8.28              9.47            --     2012
                                                                        9.78              8.28        25,233     2011
---------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
---------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                           $18.79            $22.45        31,108     2020
                                                                       15.47             18.79        48,392     2019
                                                                       16.55             15.47        51,517     2018
                                                                       14.56             16.55        59,189     2017
                                                                       13.91             14.56        72,305     2016
                                                                       14.16             13.91        76,912     2015
                                                                       13.16             14.16        74,206     2014
                                                                       11.27             13.16        80,763     2013
                                                                       10.03             11.27        91,296     2012
                                                                       10.66             10.03        86,884     2011
---------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                      $21.28            $27.12            --     2020
                                                                       16.57             21.28         5,971     2019
                                                                       18.14             16.57         8,145     2018
                                                                       15.24             18.14        14,801     2017
                                                                       14.46             15.24        10,293     2016
                                                                       14.72             14.46        44,225     2015
                                                                       13.47             14.72        57,436     2014
                                                                       10.51             13.47        70,627     2013
                                                                        9.25             10.51        94,897     2012
                                                                        9.72              9.25         1,100     2011
---------------------------------------------------------------------------------------------------------------------

                                     B-40

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $21.70            $28.31            --     2020
                                                                         17.08             21.70            --     2019
                                                                         18.41             17.08            --     2018
                                                                         15.23             18.41            --     2017
                                                                         15.16             15.23            --     2016
                                                                         15.34             15.16            --     2015
                                                                         14.17             15.34            --     2014
                                                                         10.47             14.17            --     2013
                                                                          8.75             10.47            --     2012
                                                                          9.20              8.75            --     2011
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $15.74            $16.39        33,863     2020
                                                                         12.66             15.74         8,070     2019
                                                                         14.14             12.66        10,643     2018
                                                                         12.83             14.14        11,400     2017
                                                                         11.14             12.83            --     2016
                                                                         11.89             11.14        24,038     2015
                                                                         11.20             11.89        29,998     2014
                                                                          8.95             11.20        39,498     2013
                                                                          7.82              8.95        51,785     2012
                                                                          7.94              7.82         1,041     2011
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      $19.35            $20.37            --     2020
                                                                         15.25             19.35            --     2019
                                                                         17.16             15.25            --     2018
                                                                         15.04             17.16            --     2017
                                                                         13.27             15.04            --     2016
                                                                         13.92             13.27            --     2015
                                                                         12.90             13.92            --     2014
                                                                          9.90             12.90            --     2013
                                                                          8.55              9.90            --     2012
                                                                          8.62              8.55            --     2011
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Service Class 2                 $31.43            $51.74         7,731     2020
                                                                         22.86             31.43            --     2019
                                                                         20.83             22.86            --     2018
                                                                         15.86             20.83            --     2017
                                                                         16.20             15.86            --     2016
                                                                         15.72             16.20        16,473     2015
                                                                         14.35             15.72         8,848     2014
                                                                         10.66             14.35        10,067     2013
                                                                         10.00             10.66        14,253     2012
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                               $26.28            $36.91            --     2020
                                                                         20.05             26.28            --     2019
                                                                         20.58             20.05            --     2018
                                                                         15.60             20.58            --     2017
                                                                         15.85             15.60            --     2016
                                                                         15.15             15.85            --     2015
                                                                         13.95             15.15            --     2014
                                                                         10.48             13.95            --     2013
                                                                          9.36             10.48            --     2012
                                                                          9.57              9.36            --     2011
-----------------------------------------------------------------------------------------------------------------------

                                     B-41

                                                                                                Number of
                                                              Accumulation      Accumulation  Accumulation
                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2         $12.71            $13.57         28,721    2020
                                                                  11.87             12.71         32,688    2019
                                                                  12.23             11.87         39,323    2018
                                                                  12.02             12.23         61,311    2017
                                                                  11.75             12.02         61,267    2016
                                                                  12.12             11.75         54,639    2015
                                                                  11.72             12.12         41,047    2014
                                                                  12.23             11.72         49,095    2013
                                                                  11.84             12.23         56,314    2012
                                                                  11.30             11.84            666    2011
----------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                       $19.22            $22.17             --    2020
                                                                  15.95             19.22         11,014    2019
                                                                  19.13             15.95         13,878    2018
                                                                  16.22             19.13         14,110    2017
                                                                  14.81             16.22         16,087    2016
                                                                  15.38             14.81         14,299    2015
                                                                  14.83             15.38         32,026    2014
                                                                  11.15             14.83         29,653    2013
                                                                   9.95             11.15         41,443    2012
                                                                  11.40              9.95            407    2011
----------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2              $17.16            $18.14             --    2020
                                                                  13.08             17.16             --    2019
                                                                  16.20             13.08             --    2018
                                                                  13.90             16.20             --    2017
                                                                  13.00             13.90             --    2016
                                                                  13.72             13.00             --    2015
                                                                  13.17             13.72             --    2014
                                                                  10.34             13.17             --    2013
                                                                   8.31             10.34             --    2012
                                                                   9.34              8.31             --    2011
----------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
----------------------------------------------------------------------------------------------------------------
  Franklin Allocation VIP Fund -- Class 2 Shares                 $13.06            $14.28          9,666    2020
                                                                  11.14             13.06         10,485    2019
                                                                  12.60             11.14         12,668    2018
                                                                  11.50             12.60         13,417    2017
                                                                  10.38             11.50         14,056    2016
                                                                  11.31             10.38         15,402    2015
                                                                  11.24             11.31         15,622    2014
                                                                   9.28             11.24         16,145    2013
                                                                   8.22              9.28         17,714    2012
                                                                   8.54              8.22         18,997    2011
----------------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                     $14.95            $14.73         91,416    2020
                                                                  13.17             14.95        118,736    2019
                                                                  14.06             13.17        131,302    2018
                                                                  13.10             14.06        150,861    2017
                                                                  11.74             13.10        172,036    2016
                                                                  12.91             11.74        225,812    2015
                                                                  12.61             12.91        288,097    2014
                                                                  11.31             12.61        318,263    2013
                                                                  10.26             11.31        455,936    2012
                                                                  10.24             10.26        534,402    2011
----------------------------------------------------------------------------------------------------------------

                                     B-42

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares                    $14.23            $13.23            --     2020
                                                                        11.87             14.23            --     2019
                                                                        13.34             11.87            --     2018
                                                                        12.58             13.34            --     2017
                                                                        11.08             12.58            --     2016
                                                                        11.91             11.08            --     2015
                                                                        11.36             11.91            --     2014
                                                                         9.05             11.36            --     2013
                                                                         8.10              9.05            --     2012
                                                                         8.36              8.10        26,076     2011
----------------------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares                          $10.71            $11.09            --     2020
                                                                         9.51             10.71            --     2019
                                                                        11.41              9.51            --     2018
                                                                         9.84             11.41            --     2017
                                                                         9.17              9.84            --     2016
                                                                        10.02              9.17            --     2015
                                                                        10.54             10.02            --     2014
                                                                         8.24             10.54            --     2013
                                                                         6.95              8.24            --     2012
                                                                         7.64              6.95            --     2011
----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Government Money Market Fund -- Service Shares         $ 8.85            $ 8.68         9,071     2020
                                                                         8.88              8.85            --     2019
                                                                         8.94              8.88            --     2018
                                                                         9.09              8.94         2,024     2017
                                                                         9.29              9.09        12,871     2016
                                                                         9.49              9.29            --     2015
                                                                         9.70              9.49         6,714     2014
                                                                         9.91              9.70           495     2013
                                                                        10.00              9.91        28,663     2012
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Balanced Portfolio -- Service Shares                 $21.36            $23.83        22,531     2020
                                                                        17.85             21.36        24,674     2019
                                                                        18.17             17.85        26,550     2018
                                                                        15.72             18.17        34,109     2017
                                                                        15.39             15.72        44,366     2016
                                                                        15.67             15.39        46,979     2015
                                                                        14.79             15.67        46,070     2014
                                                                        12.62             14.79        51,068     2013
                                                                        11.38             12.62        43,145     2012
                                                                        11.47             11.38        49,219     2011
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Forty Portfolio -- Service Shares                    $29.85            $40.62            --     2020
                                                                        22.29             29.85            --     2019
                                                                        22.40             22.29            --     2018
                                                                        17.61             22.40            --     2017
                                                                        17.65             17.61         8,893     2016
                                                                        16.12             17.65         9,068     2015
                                                                        15.19             16.12        13,733     2014
                                                                        11.86             15.19        15,113     2013
                                                                         9.78             11.86        20,182     2012
                                                                        10.74              9.78        15,271     2011
----------------------------------------------------------------------------------------------------------------------

                                     B-43

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Aggressive Growth Portfolio -- Class II         $20.98            $24.17            --     2020
                                                                        17.19             20.98            --     2019
                                                                        19.22             17.19            --     2018
                                                                        16.93             19.22            --     2017
                                                                        17.14             16.93            --     2016
                                                                        17.86             17.14            --     2015
                                                                        15.20             17.86            --     2014
                                                                        10.54             15.20            --     2013
                                                                         9.10             10.54            --     2012
                                                                         9.10              9.10            --     2011
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Dividend Strategy Portfolio -- Class II         $19.59            $20.60            39     2020
                                                                        15.23             19.59            48     2019
                                                                        16.39             15.23            66     2018
                                                                        14.07             16.39         4,718     2017
                                                                        12.53             14.07         4,784     2016
                                                                        13.40             12.53         8,530     2015
                                                                        12.07             13.40        16,087     2014
                                                                         9.81             12.07        14,963     2013
                                                                         8.79              9.81        16,430     2012
                                                                         8.34              8.79        17,013     2011
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Large Cap Value Portfolio -- Class I            $13.17            $13.56            --     2020
                                                                        10.44             13.17            --     2019
                                                                        11.71             10.44            --     2018
                                                                        10.42             11.71            --     2017
                                                                         9.43             10.42            --     2016
                                                                         9.92              9.43            --     2015
                                                                        10.00              9.92            --     2014
----------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                $21.54            $23.95            --     2020
                                                                        16.77             21.54            --     2019
                                                                        18.18             16.77            --     2018
                                                                        15.10             18.18            --     2017
                                                                        14.25             15.10            --     2016
                                                                        14.57             14.25            --     2015
                                                                        13.45             14.57            --     2014
                                                                        10.43             13.45            --     2013
                                                                         8.97             10.43            --     2012
                                                                         9.40              8.97            --     2011
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                   $15.56            $16.68        29,800     2020
                                                                        13.24             15.56        31,223     2019
                                                                        14.38             13.24        34,203     2018
                                                                        13.12             14.38        36,651     2017
                                                                        12.32             13.12        39,241     2016
                                                                        12.66             12.32        43,739     2015
                                                                        11.95             12.66        46,972     2014
                                                                        10.29             11.95        53,411     2013
                                                                         9.48             10.29        58,471     2012
                                                                         9.54              9.48        67,111     2011
----------------------------------------------------------------------------------------------------------------------

                                     B-44

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                            $19.95            $20.62            --     2020
                                                                              16.34             19.95            --     2019
                                                                              16.56             16.34            --     2018
                                                                              14.78             16.56            --     2017
                                                                              13.58             14.78            --     2016
                                                                              16.28             13.58            --     2015
                                                                              14.80             16.28            --     2014
                                                                              12.58             14.80            --     2013
                                                                              11.36             12.58            --     2012
                                                                              10.90             11.36            --     2011
----------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
----------------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio --                   $16.88            $20.19            --     2020
   Service Class Shares                                                       12.36             16.88            --     2019
                                                                              12.56             12.36            --     2018
                                                                              10.02             12.56            --     2017
                                                                               9.67             10.02            --     2016
                                                                              10.00              9.67            --     2015
----------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $13.56            $14.32            --     2020
                                                                              12.40             13.56            --     2019
                                                                              13.40             12.40            --     2018
                                                                              12.08             13.40            --     2017
                                                                              10.93             12.08            --     2016
                                                                              12.31             10.93            --     2015
                                                                              12.52             12.31            --     2014
                                                                              12.78             12.52            --     2013
                                                                              11.38             12.78            --     2012
                                                                              11.41             11.38            --     2011
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $16.34            $16.91         4,625     2020
                                                                              14.55             16.34        10,257     2019
                                                                              15.28             14.55         9,457     2018
                                                                              14.65             15.28         6,997     2017
                                                                              13.31             14.65         7,202     2016
                                                                              13.83             13.31        20,147     2015
                                                                              13.68             13.83        15,133     2014
                                                                              13.22             13.68        10,399     2013
                                                                              11.82             13.22        11,475     2012
                                                                              11.69             11.82        17,818     2011
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $17.64            $20.26        11,536     2020
                                                                              15.91             17.64         9,261     2019
                                                                              16.66             15.91         8,923     2018
                                                                              15.62             16.66         6,460     2017
                                                                              15.86             15.62         6,759     2016
                                                                              16.43             15.86            --     2015
                                                                              13.54             16.43           589     2014
                                                                              15.90             13.54           702     2013
                                                                              15.56             15.90           550     2012
                                                                              12.44             15.56           507     2011
----------------------------------------------------------------------------------------------------------------------------

                                     B-45

                                                                                               Number of
                                                             Accumulation      Accumulation  Accumulation
                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                               Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares         $11.14            $11.23        34,557     2020
                                                                 10.95             11.14        11,192     2019
                                                                 11.15             10.95        12,734     2018
                                                                 11.25             11.15         9,589     2017
                                                                 11.33             11.25         9,340     2016
                                                                 11.55             11.33        23,660     2015
                                                                 11.70             11.55        83,216     2014
                                                                 11.97             11.70        77,603     2013
                                                                 11.56             11.97        80,229     2012
                                                                 11.68             11.56        76,525     2011
---------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares         $14.28            $15.18        20,512     2020
                                                                 13.47             14.28        29,053     2019
                                                                 13.84             13.47        38,127     2018
                                                                 13.48             13.84        54,234     2017
                                                                 13.42             13.48        54,680     2016
                                                                 13.65             13.42        59,841     2015
                                                                 13.38             13.65        41,525     2014
                                                                 13.95             13.38        48,322     2013
                                                                 13.01             13.95        49,479     2012
                                                                 12.83             13.01        54,479     2011
---------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
---------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                         $34.75            $49.29            --     2020
                                                                 25.95             34.75            --     2019
                                                                 27.01             25.95            --     2018
                                                                 21.05             27.01            --     2017
                                                                 20.30             21.05            --     2016
                                                                 19.16             20.30            --     2015
                                                                 16.67             19.16            --     2014
                                                                 12.66             16.67            --     2013
                                                                 11.08             12.66            --     2012
                                                                 11.08             11.08            --     2011
---------------------------------------------------------------------------------------------------------------
State Street Variable Insurance Series Funds, Inc.
---------------------------------------------------------------------------------------------------------------
  Income V.I.S. Fund -- Class 1 Shares                          $11.56            $12.11            --     2020
                                                                 10.88             11.56            --     2019
                                                                 11.28             10.88            --     2018
                                                                 11.16             11.28            --     2017
                                                                 11.08             11.16            --     2016
                                                                 11.37             11.08            --     2015
                                                                 11.05             11.37            --     2014
                                                                 11.45             11.05            --     2013
                                                                 11.07             11.45            --     2012
                                                                 10.55             11.07            --     2011
---------------------------------------------------------------------------------------------------------------
  Premier Growth Equity V.I.S. Fund -- Class 1 Shares           $26.27            $34.35            --     2020
                                                                 19.55             26.27            --     2019
                                                                 20.53             19.55            --     2018
                                                                 16.35             20.53            --     2017
                                                                 16.30             16.35            --     2016
                                                                 16.13             16.30            --     2015
                                                                 14.45             16.13            --     2014
                                                                 10.95             14.45            --     2013
                                                                  9.26             10.95            --     2012
                                                                  9.42              9.26            --     2011
---------------------------------------------------------------------------------------------------------------

                                     B-46

                                                                                              Number of
                                                            Accumulation      Accumulation  Accumulation
                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                              Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------
  Real Estate Securities V.I.S. Fund -- Class 1 Shares         $17.84            $16.54          4,765    2020
                                                                14.45             17.84          4,704    2019
                                                                15.67             14.45          6,146    2018
                                                                15.13             15.67          6,860    2017
                                                                14.31             15.13          7,071    2016
                                                                13.99             14.31          7,608    2015
                                                                10.84             13.99          9,935    2014
                                                                10.80             10.84         19,662    2013
                                                                 9.45             10.80          7,102    2012
                                                                 8.79              9.45          7,538    2011
--------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index V.I.S. Fund -- Class 1 Shares               $21.59            $24.91             --    2020
                                                                16.84             21.59             --    2019
                                                                18.06             16.84             --    2018
                                                                15.19             18.06             --    2017
                                                                13.91             15.19             --    2016
                                                                14.06             13.91             --    2015
                                                                12.69             14.06            535    2014
                                                                 9.82             12.69            588    2013
                                                                 8.68              9.82            665    2012
                                                                 8.72              8.68            703    2011
--------------------------------------------------------------------------------------------------------------
  Small-Cap Equity V.I.S. Fund -- Class 1 Shares               $20.60            $23.09             --    2020
                                                                16.69             20.60             --    2019
                                                                18.89             16.69             --    2018
                                                                17.13             18.89             --    2017
                                                                14.14             17.13             --    2016
                                                                15.08             14.14             --    2015
                                                                14.85             15.08             --    2014
                                                                11.09             14.85             --    2013
                                                                 9.89             11.09             --    2012
                                                                 9.80              9.89             --    2011
--------------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 3 Shares                   $13.35            $13.87        198,892    2020
                                                                11.81             13.35        307,997    2019
                                                                12.92             11.81        345,486    2018
                                                                11.46             12.92        369,400    2017
                                                                11.04             11.46        470,271    2016
                                                                11.43             11.04        507,452    2015
                                                                11.12             11.43        564,488    2014
                                                                 9.91             11.12        625,435    2013
                                                                 9.03              9.91        807,462    2012
                                                                 9.52              9.03        925,945    2011
--------------------------------------------------------------------------------------------------------------
  U.S. Equity V.I.S. Fund -- Class 1 Shares                    $20.82            $24.98             --    2020
                                                                16.15             20.82             --    2019
                                                                17.08             16.15             --    2018
                                                                14.56             17.08             --    2017
                                                                13.61             14.56             --    2016
                                                                14.24             13.61             --    2015
                                                                12.90             14.24             --    2014
                                                                 9.85             12.90             --    2013
                                                                 8.69              9.85             --    2012
                                                                 9.15              8.69             --    2011
--------------------------------------------------------------------------------------------------------------

                                     B-47

                                                                                           Number of
                                                         Accumulation      Accumulation  Accumulation
                                                        Unit Values at    Unit Values at   Units at
Subaccounts                                           Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------
The Prudential Series Fund
-----------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares         $20.71            $26.43            --     2020
                                                             16.49             20.71            --     2019
                                                             17.87             16.49            --     2018
                                                             14.08             17.87            --     2017
                                                             14.21             14.08            --     2016
                                                             13.72             14.21            --     2015
                                                             13.14             13.72           727     2014
                                                             10.38             13.14           752     2013
                                                              9.59             10.38           841     2012
                                                             10.27              9.59           840     2011
-----------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                     $28.19            $42.92            --     2020
                                                             21.69             28.19            --     2019
                                                             22.44             21.69            --     2018
                                                             16.84             22.44            --     2017
                                                             17.44             16.84            --     2016
                                                             16.05             17.44            --     2015
                                                             14.97             16.05            --     2014
                                                             11.16             14.97            --     2013
                                                              9.85             11.16            --     2012
                                                             10.08              9.85            --     2011
-----------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares            $ 6.38            $ 6.98        11,504     2020
                                                              5.91              6.38        26,878     2019
                                                              7.41              5.91        30,405     2018
                                                              7.61              7.41        22,433     2017
                                                              6.23              7.61        13,514     2016
                                                              8.95              6.23         8,378     2015
                                                             11.41              8.95         8,073     2014
                                                             10.62             11.41         6,526     2013
                                                             11.18             10.62         7,406     2012
                                                             14.17             11.18           184     2011
-----------------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust
-----------------------------------------------------------------------------------------------------------
  Wells Fargo VT Omega Growth Fund -- Class 2               $32.17            $45.07            --     2020
                                                             23.99             32.17            --     2019
                                                             24.45             23.99            --     2018
                                                             18.56             24.45            --     2017
                                                             18.87             18.56            --     2016
                                                             19.03             18.87            --     2015
                                                             18.73             19.03            --     2014
                                                             13.68             18.73            --     2013
                                                             11.61             13.68            --     2012
                                                             12.57             11.61            --     2011
-----------------------------------------------------------------------------------------------------------

                                     B-48

 Lifetime Income Plus (for Single Annuitant contracts) Elected -- reset on or after 07/15/19

                                                                                                                    Number of
                                                                                  Accumulation      Accumulation  Accumulation
                                                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                                                    Beginning of Period End of Period  End of Period
--------------------------------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
--------------------------------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B                                   $10.37            $11.01           --
                                                                                      10.00             10.37           --
--------------------------------------------------------------------------------------------------------------------------------
  AB Global Thematic Growth Portfolio -- Class B                                     $10.56            $14.27           --
                                                                                      10.00             10.56           --
--------------------------------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                                          $10.62            $10.57           --
                                                                                      10.00             10.62           --
--------------------------------------------------------------------------------------------------------------------------------
  AB International Value Portfolio -- Class B                                        $10.60            $10.53          206
                                                                                      10.00             10.60           --
--------------------------------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                                           $10.83            $14.23           --
                                                                                      10.00             10.83           --
--------------------------------------------------------------------------------------------------------------------------------
  AB Small Cap Growth Portfolio -- Class B                                           $10.26            $15.32          148
                                                                                      10.00             10.26           --
--------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
--------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Capital Appreciation Fund -- Series II Shares             $10.87            $14.40           --
                                                                                      10.00             10.87           --
--------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Conservative Balanced Fund -- Series II Shares            $10.31            $11.48           --
                                                                                      10.00             10.31           --
--------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund --                          $10.38            $14.15           --
   Series II Shares                                                                   10.00             10.38           --
--------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Global Fund -- Series II Shares                           $10.62            $13.15          829
                                                                                      10.00             10.62           --
--------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Fund(R) -- Series II Shares                   $10.59            $11.70           --
                                                                                      10.00             10.59           --
--------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Small Cap Fund(R) -- Series II Shares         $10.79            $12.55          175
                                                                                      10.00             10.79           --
--------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares                            $10.89            $15.07           --
                                                                                      10.00             10.89           --
--------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series II shares                           $10.88            $15.01           --
                                                                                      10.00             10.88           --
--------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Comstock Fund -- Series II shares                                     $10.70            $10.29           --
                                                                                      10.00             10.70           --
--------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                                   $10.68            $11.82           --
                                                                                      10.00             10.68           --
--------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Equity and Income Fund -- Series II shares                            $10.42            $11.11           --
                                                                                      10.00             10.42           --
--------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                         $10.55            $11.67           --
                                                                                      10.00             10.55           --
--------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Value Opportunities Fund -- Series II shares                          $10.68            $10.93           --
                                                                                      10.00             10.68           --
--------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
--------------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                           $10.07            $10.73          201
                                                                                      10.00             10.07           --
--------------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
--------------------------------------------------------------------------------------------------------------------------------
  BlackRock Advantage U.S. Total Market V.I. Fund -- Class III Shares                $10.59            $12.31           --
                                                                                      10.00             10.59           --
--------------------------------------------------------------------------------------------------------------------------------

Subaccounts                                                                    Year
-----------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
-----------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B                             2020
                                                                               2019
-----------------------------------------------------------------------------------
  AB Global Thematic Growth Portfolio -- Class B                               2020
                                                                               2019
-----------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                                    2020
                                                                               2019
-----------------------------------------------------------------------------------
  AB International Value Portfolio -- Class B                                  2020
                                                                               2019
-----------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                                     2020
                                                                               2019
-----------------------------------------------------------------------------------
  AB Small Cap Growth Portfolio -- Class B                                     2020
                                                                               2019
-----------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
-----------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Capital Appreciation Fund -- Series II Shares       2020
                                                                               2019
-----------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Conservative Balanced Fund -- Series II Shares      2020
                                                                               2019
-----------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund --                    2020
   Series II Shares                                                            2019
-----------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Global Fund -- Series II Shares                     2020
                                                                               2019
-----------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Fund(R) -- Series II Shares             2020
                                                                               2019
-----------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Small Cap Fund(R) -- Series II Shares   2020
                                                                               2019
-----------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares                      2020
                                                                               2019
-----------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series II shares                     2020
                                                                               2019
-----------------------------------------------------------------------------------
  Invesco V.I. Comstock Fund -- Series II shares                               2020
                                                                               2019
-----------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                             2020
                                                                               2019
-----------------------------------------------------------------------------------
  Invesco V.I. Equity and Income Fund -- Series II shares                      2020
                                                                               2019
-----------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                   2020
                                                                               2019
-----------------------------------------------------------------------------------
  Invesco V.I. Value Opportunities Fund -- Series II shares                    2020
                                                                               2019
-----------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-----------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                     2020
                                                                               2019
-----------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-----------------------------------------------------------------------------------
  BlackRock Advantage U.S. Total Market V.I. Fund -- Class III Shares          2020
                                                                               2019
-----------------------------------------------------------------------------------

                                     B-49

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                    $10.58            $10.61            --     2020
                                                                          10.00             10.58            --     2019
------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares              $10.48            $12.30            --     2020
                                                                          10.00             10.48            --     2019
------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Focus Growth V.I. Fund -- Class III Shares         $10.27            $14.33            --     2020
                                                                          10.00             10.27            --     2019
------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Series Trust II
------------------------------------------------------------------------------------------------------------------------
  CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1                      $10.53            $13.50         1,118     2020
                                                                          10.00             10.53            --     2019
------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Overseas Core Fund -- Class 2           $10.76            $11.38            --     2020
                                                                          10.00             10.76            --     2019
------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
------------------------------------------------------------------------------------------------------------------------
  VT Floating -- Rate Income Fund                                        $10.08            $ 9.99           215     2020
                                                                          10.00             10.08            --     2019
------------------------------------------------------------------------------------------------------------------------
Federated Hermes Insurance Series
------------------------------------------------------------------------------------------------------------------------
  Federated Hermes High Income Bond Fund II -- Service Shares            $10.23            $10.48            --     2020
                                                                          10.00             10.23            --     2019
------------------------------------------------------------------------------------------------------------------------
  Federated Hermes Kaufmann Fund II -- Service Shares                    $10.32            $12.89           168     2020
                                                                          10.00             10.32            --     2019
------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
------------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                              $10.62            $12.61            --     2020
                                                                          10.00             10.62            --     2019
------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                         $10.61            $13.43            --     2020
                                                                          10.00             10.61            --     2019
------------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2          $10.64            $13.79            --     2020
                                                                          10.00             10.64            --     2019
------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                         $10.72            $11.09         1,369     2020
                                                                          10.00             10.72            --     2019
------------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                       $10.96            $11.46            --     2020
                                                                          10.00             10.96            --     2019
------------------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Service Class 2                  $10.87            $17.78           623     2020
                                                                          10.00             10.87            --     2019
------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                $10.76            $15.01            --     2020
                                                                          10.00             10.76            --     2019
------------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                 $10.13            $10.75         1,000     2020
                                                                          10.00             10.13            --     2019
------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                               $10.35            $11.86            --     2020
                                                                          10.00             10.35            --     2019
------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                      $10.80            $11.34            --     2020
                                                                          10.00             10.80            --     2019
------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
------------------------------------------------------------------------------------------------------------------------
  Franklin Allocation VIP Fund -- Class 2 Shares                         $10.43            $11.33            --     2020
                                                                          10.00             10.43            --     2019
------------------------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                             $10.29            $10.07            --     2020
                                                                          10.00             10.29            --     2019
------------------------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares                      $10.57            $ 9.75            --     2020
                                                                          10.00             10.57            --     2019
------------------------------------------------------------------------------------------------------------------------

                                     B-50

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares                                $10.62            $10.93            --     2020
                                                                              10.00             10.62            --     2019
----------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Government Money Market Fund -- Service Shares               $ 9.94            $ 9.69        59,203     2020
                                                                              10.00              9.94            --     2019
----------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
----------------------------------------------------------------------------------------------------------------------------
  Janus Henderson Balanced Portfolio -- Service Shares                       $10.62            $11.77            --     2020
                                                                              10.00             10.62            --     2019
----------------------------------------------------------------------------------------------------------------------------
  Janus Henderson Forty Portfolio -- Service Shares                          $10.80            $14.59            --     2020
                                                                              10.00             10.80            --     2019
----------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
----------------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Aggressive Growth Portfolio -- Class II               $10.97            $12.56            --     2020
                                                                              10.00             10.97            --     2019
----------------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Dividend Strategy Portfolio -- Class II               $10.68            $11.16            --     2020
                                                                              10.00             10.68            --     2019
----------------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Large Cap Value Portfolio -- Class I                  $10.62            $10.86            --     2020
                                                                              10.00             10.62            --     2019
----------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                      $10.60            $11.71            --     2020
                                                                              10.00             10.60            --     2019
----------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                         $10.46            $11.13            --     2020
                                                                              10.00             10.46            --     2019
----------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                            $10.51            $10.79            --     2020
                                                                              10.00             10.51            --     2019
----------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
----------------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio --                   $10.95            $13.00            --     2020
   Service Class Shares                                                       10.00             10.95            --     2019
----------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $10.19            $10.69            --     2020
                                                                              10.00             10.19            --     2019
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $10.24            $10.52           204     2020
                                                                              10.00             10.24            --     2019
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $10.15            $11.58           561     2020
                                                                              10.00             10.15            --     2019
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $10.00            $10.01         1,066     2020
                                                                              10.00             10.00            --     2019
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $10.09            $10.66           805     2020
                                                                              10.00             10.09            --     2019
----------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
----------------------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                                      $11.01            $15.52            --     2020
                                                                              10.00             11.01            --     2019
----------------------------------------------------------------------------------------------------------------------------
State Street Variable Insurance Series Funds, Inc.
----------------------------------------------------------------------------------------------------------------------------
  Income V.I.S. Fund -- Class 1 Shares                                       $10.09            $10.49            --     2020
                                                                              10.00             10.09            --     2019
----------------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity V.I.S. Fund -- Class 1 Shares                        $11.05            $14.36            --     2020
                                                                              10.00             11.05            --     2019
----------------------------------------------------------------------------------------------------------------------------

                                     B-51

                                                                                              Number of
                                                            Accumulation      Accumulation  Accumulation
                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                              Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------
  Real Estate Securities V.I.S. Fund -- Class 1 Shares         $10.24            $ 9.43          225      2020
                                                                10.00             10.24           --      2019
--------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index V.I.S. Fund -- Class 1 Shares               $10.79            $12.37           --      2020
                                                                10.00             10.79           --      2019
--------------------------------------------------------------------------------------------------------------
  Small-Cap Equity V.I.S. Fund -- Class 1 Shares               $10.61            $11.81           --      2020
                                                                10.00             10.61           --      2019
--------------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 3 Shares                   $10.24            $10.56           --      2020
                                                                10.00             10.24           --      2019
--------------------------------------------------------------------------------------------------------------
  U.S. Equity V.I.S. Fund -- Class 1 Shares                    $10.77            $12.84           --      2020
                                                                10.00             10.77           --      2019
--------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
--------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares            $10.68            $13.54           --      2020
                                                                10.00             10.68           --      2019
--------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                        $10.70            $16.18           --      2020
                                                                10.00             10.70           --      2019
--------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares               $ 9.71            $10.56          207      2020
                                                                10.00              9.71           --      2019
--------------------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust
--------------------------------------------------------------------------------------------------------------
  Wells Fargo VT Omega Growth Fund -- Class 2                  $10.43            $14.51           --      2020
                                                                10.00             10.43           --      2019
--------------------------------------------------------------------------------------------------------------

                                     B-52

       Lifetime Income Plus 2007 (for Joint Annuitant contracts) Elected

                                                                                          Number of
                                                        Accumulation      Accumulation  Accumulation
                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                          Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
----------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B         $13.47            $14.36           947     2020
                                                            11.68             13.47         1,114     2019
                                                            12.78             11.68         1,304     2018
                                                            11.33             12.78         1,492     2017
                                                            11.11             11.33         1,728     2016
                                                            11.24             11.11         1,874     2015
                                                            10.75             11.24         2,159     2014
                                                             9.47             10.75         2,410     2013
                                                             8.56              9.47         2,600     2012
                                                             9.05              8.56         2,841     2011
----------------------------------------------------------------------------------------------------------
  AB Global Thematic Growth Portfolio -- Class B           $14.78            $20.06            --     2020
                                                            11.67             14.78            --     2019
                                                            13.28             11.67            --     2018
                                                             9.98             13.28            --     2017
                                                            10.32              9.98            --     2016
                                                            10.30             10.32            --     2015
                                                            10.07             10.30            --     2014
                                                             8.39             10.07            --     2013
                                                             7.59              8.39            --     2012
                                                            10.16              7.59            --     2011
----------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                $16.91            $16.91            --     2020
                                                            14.02             16.91            --     2019
                                                            15.26             14.02            --     2018
                                                            13.18             15.26            --     2017
                                                            12.16             13.18            --     2016
                                                            12.28             12.16            --     2015
                                                            11.51             12.28            --     2014
                                                             8.76             11.51            --     2013
                                                             7.66              8.76            --     2012
                                                             7.40              7.66            --     2011
----------------------------------------------------------------------------------------------------------
  AB International Value Portfolio -- Class B              $ 5.81            $ 5.79         2,562     2020
                                                             5.09              5.81         3,763     2019
                                                             6.78              5.09         5,010     2018
                                                             5.55              6.78         4,485     2017
                                                             5.73              5.55        14,377     2016
                                                             5.74              5.73        10,859     2015
                                                             6.28              5.74        14,615     2014
                                                             5.25              6.28        11,623     2013
                                                             4.71              5.25        20,159     2012
                                                             5.99              4.71        16,787     2011
----------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                 $26.27            $34.65            --     2020
                                                            20.03             26.27            --     2019
                                                            20.06             20.03            --     2018
                                                            15.61             20.06            --     2017
                                                            15.62             15.61            --     2016
                                                            14.44             15.62            --     2015
                                                            13.00             14.44            --     2014
                                                             9.72             13.00            --     2013
                                                             8.53              9.72            --     2012
                                                             9.08              8.53            --     2011
----------------------------------------------------------------------------------------------------------

                                     B-53

                                                                                                                 Number of
                                                                               Accumulation      Accumulation  Accumulation
                                                                              Unit Values at    Unit Values at   Units at
Subaccounts                                                                 Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------------
  AB Small Cap Growth Portfolio -- Class B                                        $26.40            $39.59           369     2020
                                                                                   19.89             26.40            --     2019
                                                                                   20.61             19.89            --     2018
                                                                                   15.78             20.61            --     2017
                                                                                   15.22             15.78            --     2016
                                                                                   15.84             15.22            --     2015
                                                                                   16.58             15.84         2,311     2014
                                                                                   11.68             16.58            --     2013
                                                                                   10.44             11.68            --     2012
                                                                                   10.26             10.44            --     2011
---------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Capital Appreciation Fund -- Series II Shares          $18.42            $24.49            --     2020
                                                                                   13.89             18.42            --     2019
                                                                                   15.14             13.89            --     2018
                                                                                   12.26             15.14            --     2017
                                                                                   12.87             12.26            --     2016
                                                                                   12.77             12.87            --     2015
                                                                                   11.37             12.77            --     2014
                                                                                    9.00             11.37            --     2013
                                                                                    8.10              9.00            --     2012
                                                                                    8.42              8.10            --     2011
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Conservative Balanced Fund -- Series II Shares         $ 9.78            $10.94         1,646     2020
                                                                                    8.55              9.78         2,029     2019
                                                                                    9.27              8.55         2,388     2018
                                                                                    8.72              9.27         2,735     2017
                                                                                    8.51              8.72         2,998     2016
                                                                                    8.67              8.51         7,509     2015
                                                                                    8.23              8.67        12,095     2014
                                                                                    7.47              8.23        12,518     2013
                                                                                    6.83              7.47        12,095     2012
                                                                                    6.97              6.83        19,129     2011
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund --                       $19.42            $26.58            --     2020
   Series II Shares                                                                14.31             19.42            --     2019
                                                                                   15.66             14.31            --     2018
                                                                                   12.49             15.66            --     2017
                                                                                   12.53             12.49            --     2016
                                                                                   12.07             12.53            --     2015
                                                                                   11.72             12.07            --     2014
                                                                                    8.86             11.72            --     2013
                                                                                    7.81              8.86            --     2012
                                                                                    7.94              7.81            --     2011
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Global Fund -- Series II Shares                        $16.29            $20.25         3,684     2020
                                                                                   12.70             16.29           891     2019
                                                                                   15.03             12.70         1,352     2018
                                                                                   11.29             15.03         2,683     2017
                                                                                   11.59             11.29         3,324     2016
                                                                                   11.45             11.59         4,251     2015
                                                                                   11.50             11.45         7,053     2014
                                                                                    9.28             11.50         6,068     2013
                                                                                    7.86              9.28         6,925     2012
                                                                                    8.80              7.86         7,566     2011
---------------------------------------------------------------------------------------------------------------------------------

                                     B-54

                                                                                                                    Number of
                                                                                  Accumulation      Accumulation  Accumulation
                                                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                                                    Beginning of Period End of Period  End of Period
--------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Fund(R) -- Series II Shares                   $18.12            $20.10            --
                                                                                      14.09             18.12         5,233
                                                                                      15.71             14.09         7,869
                                                                                      13.80             15.71         6,382
                                                                                      12.70             13.80         9,474
                                                                                      12.62             12.70         7,468
                                                                                      11.72             12.62        11,493
                                                                                       9.13             11.72        13,507
                                                                                       8.03              9.13        15,991
                                                                                       8.25              8.03        29,705
--------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Small Cap Fund(R) -- Series II Shares         $18.01            $21.02           698
                                                                                      14.63             18.01           810
                                                                                      16.75             14.63         1,162
                                                                                      15.07             16.75         1,799
                                                                                      13.12             15.07         3,052
                                                                                      14.31             13.12         4,383
                                                                                      13.14             14.31         6,403
                                                                                       9.57             13.14        10,615
                                                                                       8.33              9.57        13,572
                                                                                       8.75              8.33        14,318
--------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares                            $22.16            $30.79            --
                                                                                      16.60             22.16            --
                                                                                      17.65             16.60            --
                                                                                      14.20             17.65            --
                                                                                      14.23             14.20            --
                                                                                      13.88             14.23            --
                                                                                      13.12             13.88            --
                                                                                       9.59             13.12            --
                                                                                      10.00              9.59            --
--------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Comstock Fund -- Series II shares                                     $15.83            $15.28            --
                                                                                      12.98             15.83            --
                                                                                      15.18             12.98            --
                                                                                      13.23             15.18            --
                                                                                      11.58             13.23         4,421
                                                                                      12.65             11.58            --
                                                                                      11.88             12.65            --
                                                                                       8.97             11.88            --
                                                                                       7.73              8.97            --
                                                                                       8.09              7.73            --
--------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                                   $15.89            $17.66            --
                                                                                      12.62             15.89         5,967
                                                                                      14.28             12.62         8,775
                                                                                      12.92             14.28         7,064
                                                                                      12.01             12.92         6,798
                                                                                      13.06             12.01            --
                                                                                      12.37             13.06            --
                                                                                       9.81             12.37            --
                                                                                       8.82              9.81            --
                                                                                       9.05              8.82            --
--------------------------------------------------------------------------------------------------------------------------------

Subaccounts                                                                    Year
-----------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Fund(R) -- Series II Shares             2020
                                                                               2019
                                                                               2018
                                                                               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
-----------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Small Cap Fund(R) -- Series II Shares   2020
                                                                               2019
                                                                               2018
                                                                               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
-----------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares                      2020
                                                                               2019
                                                                               2018
                                                                               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
-----------------------------------------------------------------------------------
  Invesco V.I. Comstock Fund -- Series II shares                               2020
                                                                               2019
                                                                               2018
                                                                               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
-----------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                             2020
                                                                               2019
                                                                               2018
                                                                               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
-----------------------------------------------------------------------------------

                                     B-55

                                                                                                             Number of
                                                                           Accumulation      Accumulation  Accumulation
                                                                          Unit Values at    Unit Values at   Units at
Subaccounts                                                             Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Equity and Income Fund -- Series II shares                     $15.55            $16.64            --     2020
                                                                               13.27             15.55         1,769     2019
                                                                               15.07             13.27         1,797     2018
                                                                               13.93             15.07         1,732     2017
                                                                               12.43             13.93         1,697     2016
                                                                               13.07             12.43         3,962     2015
                                                                               12.32             13.07         3,922     2014
                                                                               10.10             12.32         3,925     2013
                                                                                9.21             10.10         3,729     2012
                                                                                9.56              9.21         4,142     2011
-----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                  $11.48            $12.75            --     2020
                                                                                9.17             11.48         2,535     2019
                                                                               11.09              9.17         3,741     2018
                                                                                9.26             11.09         3,658     2017
                                                                                9.55              9.26         2,739     2016
                                                                               10.05              9.55         5,908     2015
                                                                               10.28             10.05         6,013     2014
                                                                                8.88             10.28         6,481     2013
                                                                                7.89              8.88         6,904     2012
                                                                                8.69              7.89         5,023     2011
-----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Value Opportunities Fund -- Series II shares                   $11.25            $11.56            --     2020
                                                                                8.86             11.25            --     2019
                                                                               11.25              8.86            --     2018
                                                                                9.84             11.25            --     2017
                                                                                8.55              9.84            --     2016
                                                                                9.80              8.55            --     2015
                                                                                9.44              9.80            --     2014
                                                                                7.26              9.44            --     2013
                                                                                6.32              7.26            --     2012
                                                                                6.70              6.32            --     2011
-----------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                    $11.37            $12.16         1,211     2020
                                                                               10.70             11.37         3,188     2019
                                                                               11.28             10.70         3,985     2018
                                                                               11.15             11.28         3,578     2017
                                                                               10.94             11.15         4,796     2016
                                                                               11.49             10.94         2,236     2015
                                                                               11.40             11.49         9,099     2014
                                                                               12.76             11.40         9,848     2013
                                                                               12.18             12.76         8,283     2012
                                                                               11.16             12.18         8,013     2011
-----------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Advantage U.S. Total Market V.I. Fund -- Class III Shares         $17.62            $20.58            --     2020
                                                                               14.03             17.62            --     2019
                                                                               15.40             14.03            --     2018
                                                                               13.86             15.40            --     2017
                                                                               11.51             13.86            --     2016
                                                                               12.65             11.51            --     2015
                                                                               12.34             12.65            --     2014
                                                                                8.90             12.34            --     2013
                                                                                8.05              8.90            --     2012
                                                                                8.46              8.05            --     2011
-----------------------------------------------------------------------------------------------------------------------------

                                     B-56

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                    $14.80            $14.90            --     2020
                                                                          12.28             14.80         1,481     2019
                                                                          13.69             12.28         2,082     2018
                                                                          12.99             13.69         2,205     2017
                                                                          11.30             12.99         3,739     2016
                                                                          12.34             11.30            --     2015
                                                                          11.53             12.34            --     2014
                                                                           8.58             11.53            --     2013
                                                                           7.73              8.58            --     2012
                                                                           8.14              7.73            --     2011
------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares              $13.69            $16.13        17,437     2020
                                                                          11.91             13.69        22,205     2019
                                                                          13.21             11.91        23,230     2018
                                                                          11.90             13.21        26,964     2017
                                                                          11.75             11.90        34,172     2016
                                                                          12.16             11.75        41,520     2015
                                                                          12.22             12.16        47,077     2014
                                                                          10.94             12.22        47,977     2013
                                                                          10.20             10.94        47,394     2012
                                                                          10.84             10.20        24,784     2011
------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Focus Growth V.I. Fund -- Class III Shares         $22.33            $31.25            --     2020
                                                                          17.29             22.33            --     2019
                                                                          17.24             17.29            --     2018
                                                                          13.66             17.24            --     2017
                                                                          13.02             13.66            --     2016
                                                                          13.01             13.02            --     2015
                                                                          11.70             13.01            --     2014
                                                                           8.97             11.70            --     2013
                                                                           8.01              8.97            --     2012
                                                                           8.02              8.01            --     2011
------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Series Trust II
------------------------------------------------------------------------------------------------------------------------
  CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1                      $16.51            $21.26         4,886     2020
                                                                          12.84             16.51         1,324     2019
                                                                          13.48             12.84         1,997     2018
                                                                          10.38             13.48         3,717     2017
                                                                          10.00             10.38            --     2016
------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Overseas Core Fund -- Class 2           $11.88            $12.61            --     2020
                                                                           9.72             11.88            --     2019
                                                                          11.98              9.72            --     2018
                                                                           9.65             11.98            --     2017
                                                                          10.00              9.65           576     2016
------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
------------------------------------------------------------------------------------------------------------------------
  VT Floating -- Rate Income Fund                                        $11.50            $11.45         1,284     2020
                                                                          11.00             11.50         2,527     2019
                                                                          11.28             11.00         3,845     2018
                                                                          11.18             11.28         1,780     2017
                                                                          10.51             11.18         1,762     2016
                                                                          10.88             10.51         1,927     2015
                                                                          11.08             10.88         6,573     2014
                                                                          10.93             11.08         7,012     2013
                                                                          10.44             10.93         5,015     2012
                                                                          10.43             10.44            --     2011
------------------------------------------------------------------------------------------------------------------------

                                     B-57

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
Federated Hermes Insurance Series
-----------------------------------------------------------------------------------------------------------------------
  Federated Hermes High Income Bond Fund II -- Service Shares           $16.12            $16.60            --     2020
                                                                         14.48             16.12            --     2019
                                                                         15.36             14.48            --     2018
                                                                         14.77             15.36            --     2017
                                                                         13.21             14.77            --     2016
                                                                         13.91             13.21            --     2015
                                                                         13.92             13.91            --     2014
                                                                         13.36             13.92            --     2013
                                                                         11.98             13.36            --     2012
                                                                         11.70             11.98            --     2011
-----------------------------------------------------------------------------------------------------------------------
  Federated Hermes Kaufmann Fund II -- Service Shares                   $22.02            $27.62           522     2020
                                                                         16.90             22.02            --     2019
                                                                         16.72             16.90            --     2018
                                                                         13.39             16.72            --     2017
                                                                         13.26             13.39           611     2016
                                                                         12.80             13.26           644     2015
                                                                         11.98             12.80           731     2014
                                                                          8.79             11.98           793     2013
                                                                          7.70              8.79         1,015     2012
                                                                          9.12              7.70         7,730     2011
-----------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
-----------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                             $17.27            $20.59        10,654     2020
                                                                         14.26             17.27        13,558     2019
                                                                         15.29             14.26        14,923     2018
                                                                         13.49             15.29         1,711     2017
                                                                         12.92             13.49         6,819     2016
                                                                         13.19             12.92         9,774     2015
                                                                         12.28             13.19        12,674     2014
                                                                         10.55             12.28        13,595     2013
                                                                          9.42             10.55        14,094     2012
                                                                         10.03              9.42        15,417     2011
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $19.82            $25.19            --     2020
                                                                         15.47             19.82         1,104     2019
                                                                         16.98             15.47         1,671     2018
                                                                         14.30             16.98         2,961     2017
                                                                         13.60             14.30         4,340     2016
                                                                         13.88             13.60        11,450     2015
                                                                         12.74             13.88        18,312     2014
                                                                          9.97             12.74        23,405     2013
                                                                          8.79              9.97        27,520     2012
                                                                          9.27              8.79            --     2011
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $20.00            $26.02            --     2020
                                                                         15.78             20.00            --     2019
                                                                         17.05             15.78            --     2018
                                                                         14.15             17.05            --     2017
                                                                         14.12             14.15            --     2016
                                                                         14.32             14.12            --     2015
                                                                         13.26             14.32            --     2014
                                                                          9.82             13.26            --     2013
                                                                          8.23              9.82            --     2012
                                                                          8.68              8.23            --     2011
-----------------------------------------------------------------------------------------------------------------------

                                     B-58

                                                                                                Number of
                                                              Accumulation      Accumulation  Accumulation
                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                 $14.44            $15.00         6,942     2020
                                                                  11.64             14.44         1,516     2019
                                                                  13.04             11.64         2,206     2018
                                                                  11.86             13.04         2,317     2017
                                                                  10.32             11.86           692     2016
                                                                  11.04             10.32         5,757     2015
                                                                  10.43             11.04         9,031     2014
                                                                   8.36             10.43        12,382     2013
                                                                   7.32              8.36        14,200     2012
                                                                   7.45              7.32            --     2011
----------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2               $17.95            $18.85            --     2020
                                                                  14.18             17.95            --     2019
                                                                  16.00             14.18            --     2018
                                                                  14.06             16.00            --     2017
                                                                  12.44             14.06            --     2016
                                                                  13.08             12.44            --     2015
                                                                  12.15             13.08            --     2014
                                                                   9.35             12.15            --     2013
                                                                   8.10              9.35            --     2012
                                                                   8.19              8.10            --     2011
----------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Service Class 2          $30.80            $50.58         1,468     2020
                                                                  22.46             30.80            --     2019
                                                                  20.51             22.46            --     2018
                                                                  15.66             20.51            --     2017
                                                                  16.04             15.66           698     2016
                                                                  15.60             16.04         3,879     2015
                                                                  14.28             15.60         2,522     2014
                                                                  10.63             14.28         3,031     2013
                                                                  10.00             10.63         3,731     2012
----------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                        $24.55            $34.39            --     2020
                                                                  18.77             24.55            --     2019
                                                                  19.32             18.77            --     2018
                                                                  14.68             19.32            --     2017
                                                                  14.96             14.68            --     2016
                                                                  14.34             14.96            --     2015
                                                                  13.23             14.34            --     2014
                                                                   9.97             13.23            --     2013
                                                                   8.93              9.97            --     2012
                                                                   9.15              8.93            --     2011
----------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2         $12.30            $13.11         5,614     2020
                                                                  11.52             12.30         5,891     2019
                                                                  11.90             11.52         7,426     2018
                                                                  11.72             11.90        11,821     2017
                                                                  11.50             11.72        14,176     2016
                                                                  11.88             11.50        13,060     2015
                                                                  11.53             11.88        13,148     2014
                                                                  12.06             11.53        16,152     2013
                                                                  11.70             12.06        16,074     2012
                                                                  11.20             11.70            --     2011
----------------------------------------------------------------------------------------------------------------

                                     B-59

                                                                                           Number of
                                                         Accumulation      Accumulation  Accumulation
                                                        Unit Values at    Unit Values at   Units at
Subaccounts                                           Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                  $17.54            $20.18             --    2020
                                                             14.59             17.54          2,078    2019
                                                             17.55             14.59          2,910    2018
                                                             14.91             17.55          2,881    2017
                                                             13.65             14.91          3,818    2016
                                                             14.22             13.65          3,579    2015
                                                             13.74             14.22          9,599    2014
                                                             10.36             13.74          9,455    2013
                                                              9.27             10.36         11,578    2012
                                                             10.65              9.27             --    2011
-----------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2         $14.88            $15.69             --    2020
                                                             11.37             14.88             --    2019
                                                             14.13             11.37             --    2018
                                                             12.15             14.13             --    2017
                                                             11.39             12.15             --    2016
                                                             12.06             11.39             --    2015
                                                             11.60             12.06             --    2014
                                                              9.13             11.60             --    2013
                                                              7.36              9.13             --    2012
                                                              8.29              7.36             --    2011
-----------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------
  Franklin Allocation VIP Fund -- Class 2 Shares            $12.65            $13.80          5,200    2020
                                                             10.82             12.65          5,943    2019
                                                             12.27             10.82          6,736    2018
                                                             11.23             12.27          7,472    2017
                                                             10.16             11.23         14,302    2016
                                                             11.10             10.16         16,367    2015
                                                             11.06             11.10         17,299    2014
                                                              9.15             11.06         20,748    2013
                                                              8.13              9.15         23,093    2012
                                                              8.46              8.13         28,284    2011
-----------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                $13.73            $13.50         19,016    2020
                                                             12.12             13.73         23,810    2019
                                                             12.98             12.12         59,736    2018
                                                             12.13             12.98         65,478    2017
                                                             10.90             12.13        150,373    2016
                                                             12.01             10.90        193,570    2015
                                                             11.76             12.01        211,593    2014
                                                             10.58             11.76        219,770    2013
                                                              9.62             10.58        222,309    2012
                                                              9.63              9.62        230,151    2011
-----------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares         $13.05            $12.10             --    2020
                                                             10.91             13.05             --    2019
                                                             12.30             10.91             --    2018
                                                             11.63             12.30             --    2017
                                                             10.26             11.63            708    2016
                                                             11.06             10.26            830    2015
                                                             10.58             11.06            833    2014
                                                              8.45             10.58            903    2013
                                                              7.58              8.45          1,049    2012
                                                              7.85              7.58          7,876    2011
-----------------------------------------------------------------------------------------------------------

                                     B-60

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares                          $ 9.93            $10.25            --     2020
                                                                         8.83              9.93            --     2019
                                                                        10.63              8.83            --     2018
                                                                         9.19             10.63            --     2017
                                                                         8.59              9.19            --     2016
                                                                         9.41              8.59            --     2015
                                                                         9.92              9.41            --     2014
                                                                         7.77              9.92            --     2013
                                                                         6.58              7.77            --     2012
                                                                         7.24              6.58            --     2011
----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Government Money Market Fund -- Service Shares         $ 8.68            $ 8.50            --     2020
                                                                         8.73              8.68        52,563     2019
                                                                         8.82              8.73            --     2018
                                                                         8.99              8.82        38,728     2017
                                                                         9.21              8.99         3,243     2016
                                                                         9.43              9.21        13,902     2015
                                                                         9.66              9.43        12,640     2014
                                                                         9.90              9.66            --     2013
                                                                        10.00              9.90            --     2012
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Balanced Portfolio -- Service Shares                 $19.88            $22.13        22,821     2020
                                                                        16.66             19.88        23,942     2019
                                                                        17.00             16.66        26,108     2018
                                                                        14.74             17.00        34,127     2017
                                                                        14.48             14.74        41,952     2016
                                                                        14.77             14.48        50,148     2015
                                                                        13.98             14.77        54,882     2014
                                                                        11.96             13.98        59,525     2013
                                                                        10.81             11.96        61,102     2012
                                                                        10.93             10.81        61,634     2011
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Forty Portfolio -- Service Shares                    $27.48            $37.28            --     2020
                                                                        20.57             27.48            --     2019
                                                                        20.72             20.57            --     2018
                                                                        16.33             20.72            --     2017
                                                                        16.41             16.33         2,122     2016
                                                                        15.02             16.41         2,204     2015
                                                                        14.19             15.02         4,031     2014
                                                                        11.11             14.19         4,687     2013
                                                                         9.19             11.11         5,510     2012
                                                                        10.12              9.19         4,304     2011
----------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Aggressive Growth Portfolio -- Class II         $19.92            $22.89            --     2020
                                                                        16.36             19.92            --     2019
                                                                        18.34             16.36            --     2018
                                                                        16.20             18.34            --     2017
                                                                        16.44             16.20            --     2016
                                                                        17.18             16.44            --     2015
                                                                        14.66             17.18            --     2014
                                                                        10.19             14.66            --     2013
                                                                         8.81             10.19            --     2012
                                                                         8.84              8.81            --     2011
----------------------------------------------------------------------------------------------------------------------

                                     B-61

                                                                                                   Number of
                                                                 Accumulation      Accumulation  Accumulation
                                                                Unit Values at    Unit Values at   Units at
Subaccounts                                                   Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Large Cap Value Portfolio -- Class I         $13.00            $13.35            --     2020
                                                                     10.33             13.00            --     2019
                                                                     11.62             10.33            --     2018
                                                                     10.37             11.62            --     2017
                                                                      9.40             10.37            --     2016
                                                                      9.91              9.40            --     2015
                                                                     10.00              9.91            --     2014
-------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
-------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares             $20.00            $22.17            --     2020
                                                                     15.61             20.00            --     2019
                                                                     16.97             15.61            --     2018
                                                                     14.13             16.97            --     2017
                                                                     13.36             14.13            --     2016
                                                                     13.70             13.36            --     2015
                                                                     12.68             13.70            --     2014
                                                                      9.86             12.68            --     2013
                                                                      8.50              9.86            --     2012
                                                                      8.93              8.50            --     2011
-------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                $14.48            $15.48         1,325     2020
                                                                     12.35             14.48         1,432     2019
                                                                     13.45             12.35         1,518     2018
                                                                     12.30             13.45         1,565     2017
                                                                     11.58             12.30         1,630     2016
                                                                     11.94             11.58         3,839     2015
                                                                     11.30             11.94         3,955     2014
                                                                      9.75             11.30         4,043     2013
                                                                      9.00              9.75         3,844     2012
                                                                      9.08              9.00         4,280     2011
-------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                   $17.10            $17.62            --     2020
                                                                     14.04             17.10            --     2019
                                                                     14.27             14.04            --     2018
                                                                     12.77             14.27            --     2017
                                                                     11.76             12.77            --     2016
                                                                     14.13             11.76            --     2015
                                                                     12.88             14.13            --     2014
                                                                     10.97             12.88            --     2013
                                                                      9.93             10.97            --     2012
                                                                      9.55              9.93            --     2011
-------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
-------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio --          $16.68            $19.89            --     2020
   Service Class Shares                                              12.24             16.68            --     2019
                                                                     12.47             12.24            --     2018
                                                                      9.98             12.47            --     2017
                                                                      9.66              9.98            --     2016
                                                                     10.00              9.66            --     2015
-------------------------------------------------------------------------------------------------------------------

                                     B-62

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $12.80            $13.48            --     2020
                                                                              11.74             12.80            --     2019
                                                                              12.72             11.74            --     2018
                                                                              11.50             12.72            --     2017
                                                                              10.43             11.50            --     2016
                                                                              11.77             10.43            --     2015
                                                                              12.01             11.77            --     2014
                                                                              12.29             12.01            --     2013
                                                                              10.97             12.29            --     2012
                                                                              11.02             10.97            --     2011
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $15.35            $15.84           931     2020
                                                                              13.71             15.35         1,894     2019
                                                                              14.43             13.71         1,853     2018
                                                                              13.87             14.43         1,392     2017
                                                                              12.63             13.87         2,024     2016
                                                                              13.16             12.63         4,725     2015
                                                                              13.05             13.16         4,830     2014
                                                                              12.64             13.05         3,708     2013
                                                                              11.34             12.64         3,593     2012
                                                                              11.24             11.34         5,213     2011
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $17.09            $19.58         2,250     2020
                                                                              15.45             17.09         1,677     2019
                                                                              16.22             15.45         1,672     2018
                                                                              15.25             16.22         1,241     2017
                                                                              15.52             15.25         1,307     2016
                                                                              16.12             15.52            --     2015
                                                                              13.32             16.12            --     2014
                                                                              15.68             13.32            --     2013
                                                                              15.38             15.68            --     2012
                                                                              12.33             15.38            --     2011
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $10.71            $10.76         6,817     2020
                                                                              10.55             10.71         2,033     2019
                                                                              10.77             10.55         2,428     2018
                                                                              10.89             10.77         1,864     2017
                                                                              11.00             10.89         4,869     2016
                                                                              11.23             11.00         7,723     2015
                                                                              11.41             11.23        23,940     2014
                                                                              11.71             11.41        23,680     2013
                                                                              11.34             11.71        21,753     2012
                                                                              11.49             11.34        20,717     2011
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $13.75            $14.58         4,033     2020
                                                                              13.00             13.75         5,269     2019
                                                                              13.39             13.00         7,244     2018
                                                                              13.08             13.39        10,512     2017
                                                                              13.05             13.08        12,724     2016
                                                                              13.31             13.05        13,816     2015
                                                                              13.08             13.31        13,074     2014
                                                                              13.67             13.08        15,714     2013
                                                                              12.78             13.67        14,200     2012
                                                                              12.64             12.78        15,374     2011
----------------------------------------------------------------------------------------------------------------------------

                                     B-63

                                                                                              Number of
                                                            Accumulation      Accumulation  Accumulation
                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                              Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
--------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                        $32.52            $46.01            --     2020
                                                                24.35             32.52            --     2019
                                                                25.41             24.35            --     2018
                                                                19.85             25.41            --     2017
                                                                19.19             19.85            --     2016
                                                                18.17             19.19            --     2015
                                                                15.85             18.17            --     2014
                                                                12.06             15.85            --     2013
                                                                10.58             12.06            --     2012
                                                                10.61             10.58            --     2011
--------------------------------------------------------------------------------------------------------------
State Street Variable Insurance Series Funds, Inc.
--------------------------------------------------------------------------------------------------------------
  Income V.I.S. Fund -- Class 1 Shares                         $11.08            $11.57            --     2020
                                                                10.45             11.08            --     2019
                                                                10.86             10.45            --     2018
                                                                10.78             10.86            --     2017
                                                                10.72             10.78            --     2016
                                                                11.03             10.72            --     2015
                                                                10.75             11.03            --     2014
                                                                11.17             10.75            --     2013
                                                                10.83             11.17            --     2012
                                                                10.35             10.83            --     2011
--------------------------------------------------------------------------------------------------------------
  Premier Growth Equity V.I.S. Fund -- Class 1 Shares          $24.78            $32.32            --     2020
                                                                18.49             24.78            --     2019
                                                                19.46             18.49            --     2018
                                                                15.54             19.46            --     2017
                                                                15.53             15.54            --     2016
                                                                15.41             15.53            --     2015
                                                                13.84             15.41            --     2014
                                                                10.51             13.84            --     2013
                                                                 8.91             10.51            --     2012
                                                                 9.09              8.91            --     2011
--------------------------------------------------------------------------------------------------------------
  Real Estate Securities V.I.S. Fund -- Class 1 Shares         $16.78            $15.52           956     2020
                                                                13.63             16.78           879     2019
                                                                14.81             13.63         1,235     2018
                                                                14.33             14.81         1,357     2017
                                                                13.60             14.33         1,598     2016
                                                                13.32             13.60         1,732     2015
                                                                10.35             13.32         2,943     2014
                                                                10.34             10.35         5,983     2013
                                                                 9.07             10.34         2,091     2012
                                                                 8.46              9.07         2,234     2011
--------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index V.I.S. Fund -- Class 1 Shares               $20.07            $23.10            --     2020
                                                                15.69             20.07            --     2019
                                                                16.88             15.69            --     2018
                                                                14.23             16.88            --     2017
                                                                13.06             14.23            --     2016
                                                                13.24             13.06            --     2015
                                                                11.98             13.24            --     2014
                                                                 9.30             11.98            --     2013
                                                                 8.23              9.30            --     2012
                                                                 8.29              8.23            --     2011
--------------------------------------------------------------------------------------------------------------

                                     B-64

                                                                                           Number of
                                                         Accumulation      Accumulation  Accumulation
                                                        Unit Values at    Unit Values at   Units at
Subaccounts                                           Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------
  Small-Cap Equity V.I.S. Fund -- Class 1 Shares            $18.79            $21.01             --    2020
                                                             15.27             18.79             --    2019
                                                             17.33             15.27             --    2018
                                                             15.75             17.33             --    2017
                                                             13.04             15.75             --    2016
                                                             13.93             13.04             --    2015
                                                             13.76             13.93             --    2014
                                                             10.30             13.76             --    2013
                                                              9.21             10.30             --    2012
                                                              9.15              9.21             --    2011
-----------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 3 Shares                $12.39            $12.83        110,227    2020
                                                             10.98             12.39        118,294    2019
                                                             12.05             10.98        124,488    2018
                                                             10.71             12.05        149,648    2017
                                                             10.34             10.71        157,555    2016
                                                             10.74             10.34        200,324    2015
                                                             10.47             10.74        231,732    2014
                                                              9.36             10.47        246,333    2013
                                                              8.54              9.36        252,879    2012
                                                              9.03              8.54        298,020    2011
-----------------------------------------------------------------------------------------------------------
  U.S. Equity V.I.S. Fund -- Class 1 Shares                 $19.39            $23.21             --    2020
                                                             15.08             19.39             --    2019
                                                             15.99             15.08             --    2018
                                                             13.66             15.99             --    2017
                                                             12.81             13.66             --    2016
                                                             13.43             12.81             --    2015
                                                             12.20             13.43             --    2014
                                                              9.34             12.20             --    2013
                                                              8.26              9.34             --    2012
                                                              8.72              8.26             --    2011
-----------------------------------------------------------------------------------------------------------
The Prudential Series Fund
-----------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares         $19.25            $24.50             --    2020
                                                             15.36             19.25             --    2019
                                                             16.69             15.36             --    2018
                                                             13.18             16.69             --    2017
                                                             13.34             13.18             --    2016
                                                             12.91             13.34             --    2015
                                                             12.40             12.91             --    2014
                                                              9.82             12.40             --    2013
                                                              9.10              9.82             --    2012
                                                              9.76              9.10             --    2011
-----------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                     $26.71            $40.55             --    2020
                                                             20.60             26.71             --    2019
                                                             21.36             20.60             --    2018
                                                             16.08             21.36             --    2017
                                                             16.69             16.08             --    2016
                                                             15.40             16.69             --    2015
                                                             14.40             15.40             --    2014
                                                             10.76             14.40             --    2013
                                                              9.53             10.76             --    2012
                                                              9.77              9.53             --    2011
-----------------------------------------------------------------------------------------------------------

                                     B-65

                                                                                        Number of
                                                      Accumulation      Accumulation  Accumulation
                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                        Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares         $ 5.56            $ 6.07         2,439     2020
                                                           5.17              5.56         5,273     2019
                                                           6.49              5.17         6,616     2018
                                                           6.69              6.49         4,767     2017
                                                           5.49              6.69         2,894     2016
                                                           7.91              5.49         1,809     2015
                                                          10.10              7.91         2,366     2014
                                                           9.43             10.10         1,968     2013
                                                           9.95              9.43         1,967     2012
                                                          12.64              9.95            --     2011
--------------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust
--------------------------------------------------------------------------------------------------------
  Wells Fargo VT Omega Growth Fund -- Class 2            $31.40            $43.88            --     2020
                                                          23.48             31.40            --     2019
                                                          23.99             23.48            --     2018
                                                          18.26             23.99            --     2017
                                                          18.61             18.26            --     2016
                                                          18.82             18.61            --     2015
                                                          18.56             18.82            --     2014
                                                          13.60             18.56            --     2013
                                                          11.57             13.60            --     2012
                                                          12.55             11.57            --     2011
--------------------------------------------------------------------------------------------------------

                                     B-66

 Lifetime Income Plus 2007 (for Joint Annuitant contracts) Elected -- reset on or after 07/15/19

                                                                                                                    Number of
                                                                                  Accumulation      Accumulation  Accumulation
                                                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                                                    Beginning of Period End of Period  End of Period
--------------------------------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
--------------------------------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B                                   $10.37            $11.01            --
                                                                                      10.00             10.37            --
--------------------------------------------------------------------------------------------------------------------------------
  AB Global Thematic Growth Portfolio -- Class B                                     $10.56            $14.27            --
                                                                                      10.00             10.56            --
--------------------------------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                                          $10.62            $10.57            --
                                                                                      10.00             10.62            --
--------------------------------------------------------------------------------------------------------------------------------
  AB International Value Portfolio -- Class B                                        $10.60            $10.53           152
                                                                                      10.00             10.60           493
--------------------------------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                                           $10.83            $14.23            --
                                                                                      10.00             10.83            --
--------------------------------------------------------------------------------------------------------------------------------
  AB Small Cap Growth Portfolio -- Class B                                           $10.26            $15.32           104
                                                                                      10.00             10.26            --
--------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
--------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Capital Appreciation Fund -- Series II Shares             $10.87            $14.40            --
                                                                                      10.00             10.87            --
--------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Conservative Balanced Fund -- Series II Shares            $10.31            $11.48            --
                                                                                      10.00             10.31            --
--------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund --                          $10.38            $14.15            --
   Series II Shares                                                                   10.00             10.38            --
--------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Global Fund -- Series II Shares                           $10.62            $13.15           613
                                                                                      10.00             10.62           328
--------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Fund(R) -- Series II Shares                   $10.59            $11.70            --
                                                                                      10.00             10.59         2,142
--------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Small Cap Fund(R) -- Series II Shares         $10.79            $12.55           127
                                                                                      10.00             10.79           323
--------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares                            $10.89            $15.07            --
                                                                                      10.00             10.89            --
--------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Comstock Fund -- Series II shares                                     $10.70            $10.29            --
                                                                                      10.00             10.70            --
--------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                                   $10.68            $11.82            --
                                                                                      10.00             10.68         2,123
--------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Equity and Income Fund -- Series II shares                            $10.42            $11.11            --
                                                                                      10.00             10.42            --
--------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                         $10.55            $11.67            --
                                                                                      10.00             10.55           660
--------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Value Opportunities Fund -- Series II shares                          $10.68            $10.93            --
                                                                                      10.00             10.68            --
--------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
--------------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                           $10.07            $10.73           149
                                                                                      10.00             10.07           850
--------------------------------------------------------------------------------------------------------------------------------

Subaccounts                                                                    Year
-----------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
-----------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B                             2020
                                                                               2019
-----------------------------------------------------------------------------------
  AB Global Thematic Growth Portfolio -- Class B                               2020
                                                                               2019
-----------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                                    2020
                                                                               2019
-----------------------------------------------------------------------------------
  AB International Value Portfolio -- Class B                                  2020
                                                                               2019
-----------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                                     2020
                                                                               2019
-----------------------------------------------------------------------------------
  AB Small Cap Growth Portfolio -- Class B                                     2020
                                                                               2019
-----------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
-----------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Capital Appreciation Fund -- Series II Shares       2020
                                                                               2019
-----------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Conservative Balanced Fund -- Series II Shares      2020
                                                                               2019
-----------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund --                    2020
   Series II Shares                                                            2019
-----------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Global Fund -- Series II Shares                     2020
                                                                               2019
-----------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Fund(R) -- Series II Shares             2020
                                                                               2019
-----------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Small Cap Fund(R) -- Series II Shares   2020
                                                                               2019
-----------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares                      2020
                                                                               2019
-----------------------------------------------------------------------------------
  Invesco V.I. Comstock Fund -- Series II shares                               2020
                                                                               2019
-----------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                             2020
                                                                               2019
-----------------------------------------------------------------------------------
  Invesco V.I. Equity and Income Fund -- Series II shares                      2020
                                                                               2019
-----------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                   2020
                                                                               2019
-----------------------------------------------------------------------------------
  Invesco V.I. Value Opportunities Fund -- Series II shares                    2020
                                                                               2019
-----------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-----------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                     2020
                                                                               2019
-----------------------------------------------------------------------------------

                                     B-67

                                                                                                             Number of
                                                                           Accumulation      Accumulation  Accumulation
                                                                          Unit Values at    Unit Values at   Units at
Subaccounts                                                             Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Advantage U.S. Total Market V.I. Fund -- Class III Shares         $10.59            $12.31            --     2020
                                                                               10.00             10.59            --     2019
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                         $10.58            $10.61            --     2020
                                                                               10.00             10.58           497     2019
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                   $10.48            $12.30            --     2020
                                                                               10.00             10.48            --     2019
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Focus Growth V.I. Fund -- Class III Shares              $10.27            $14.33            --     2020
                                                                               10.00             10.27            --     2019
-----------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Series Trust II
-----------------------------------------------------------------------------------------------------------------------------
  CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1                           $10.53            $13.50           824     2020
                                                                               10.00             10.53           496     2019
-----------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Overseas Core Fund -- Class 2                $10.76            $11.38            --     2020
                                                                               10.00             10.76            --     2019
-----------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-----------------------------------------------------------------------------------------------------------------------------
  VT Floating -- Rate Income Fund                                             $10.08            $ 9.99           160     2020
                                                                               10.00             10.08           683     2019
-----------------------------------------------------------------------------------------------------------------------------
Federated Hermes Insurance Series
-----------------------------------------------------------------------------------------------------------------------------
  Federated Hermes High Income Bond Fund II -- Service Shares                 $10.23            $10.48            --     2020
                                                                               10.00             10.23            --     2019
-----------------------------------------------------------------------------------------------------------------------------
  Federated Hermes Kaufmann Fund II -- Service Shares                         $10.32            $12.89           121     2020
                                                                               10.00             10.32            --     2019
-----------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
-----------------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                                   $10.62            $12.61            --     2020
                                                                               10.00             10.62            --     2019
-----------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                              $10.61            $13.43            --     2020
                                                                               10.00             10.61           495     2019
-----------------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2               $10.64            $13.79            --     2020
                                                                               10.00             10.64            --     2019
-----------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                              $10.72            $11.09         1,020     2020
                                                                               10.00             10.72           488     2019
-----------------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                            $10.96            $11.46            --     2020
                                                                               10.00             10.96            --     2019
-----------------------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Service Class 2                       $10.87            $17.78           451     2020
                                                                               10.00             10.87            --     2019
-----------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                     $10.76            $15.01            --     2020
                                                                               10.00             10.76            --     2019
-----------------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                      $10.13            $10.75           743     2020
                                                                               10.00             10.13         1,689     2019
-----------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                    $10.35            $11.86            --     2020
                                                                               10.00             10.35           844     2019
-----------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                           $10.80            $11.34            --     2020
                                                                               10.00             10.80            --     2019
-----------------------------------------------------------------------------------------------------------------------------

                                     B-68

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
----------------------------------------------------------------------------------------------------------------------------
  Franklin Allocation VIP Fund -- Class 2 Shares                             $10.43            $11.33            --     2020
                                                                              10.00             10.43            --     2019
----------------------------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                                 $10.29            $10.07            --     2020
                                                                              10.00             10.29            --     2019
----------------------------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares                          $10.57            $ 9.75            --     2020
                                                                              10.00             10.57            --     2019
----------------------------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares                                $10.62            $10.93            --     2020
                                                                              10.00             10.62            --     2019
----------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Government Money Market Fund -- Service Shares               $ 9.94            $ 9.69            --     2020
                                                                              10.00              9.94            --     2019
----------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
----------------------------------------------------------------------------------------------------------------------------
  Janus Henderson Balanced Portfolio -- Service Shares                       $10.62            $11.77            --     2020
                                                                              10.00             10.62            --     2019
----------------------------------------------------------------------------------------------------------------------------
  Janus Henderson Forty Portfolio -- Service Shares                          $10.80            $14.59            --     2020
                                                                              10.00             10.80            --     2019
----------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
----------------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Aggressive Growth Portfolio -- Class II               $10.97            $12.56            --     2020
                                                                              10.00             10.97            --     2019
----------------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Large Cap Value Portfolio -- Class I                  $10.62            $10.86            --     2020
                                                                              10.00             10.62            --     2019
----------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                      $10.60            $11.71            --     2020
                                                                              10.00             10.60            --     2019
----------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                         $10.46            $11.13            --     2020
                                                                              10.00             10.46            --     2019
----------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                            $10.51            $10.79            --     2020
                                                                              10.00             10.51            --     2019
----------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
----------------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio --                   $10.95            $13.00            --     2020
   Service Class Shares                                                       10.00             10.95            --     2019
----------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $10.19            $10.69            --     2020
                                                                              10.00             10.19            --     2019
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $10.24            $10.52           152     2020
                                                                              10.00             10.24           673     2019
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $10.15            $11.58           415     2020
                                                                              10.00             10.15           662     2019
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $10.00            $10.01           796     2020
                                                                              10.00             10.00           514     2019
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $10.09            $10.66           599     2020
                                                                              10.00             10.09         1,694     2019
----------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
----------------------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                                      $11.01            $15.52            --     2020
                                                                              10.00             11.01            --     2019
----------------------------------------------------------------------------------------------------------------------------

                                     B-69

                                                                                              Number of
                                                            Accumulation      Accumulation  Accumulation
                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                              Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------
State Street Variable Insurance Series Funds, Inc.
--------------------------------------------------------------------------------------------------------------
  Income V.I.S. Fund -- Class 1 Shares                         $10.09            $10.49           --      2020
                                                                10.00             10.09           --      2019
--------------------------------------------------------------------------------------------------------------
  Premier Growth Equity V.I.S. Fund -- Class 1 Shares          $11.05            $14.36           --      2020
                                                                10.00             11.05           --      2019
--------------------------------------------------------------------------------------------------------------
  Real Estate Securities V.I.S. Fund -- Class 1 Shares         $10.24            $ 9.43          173      2020
                                                                10.00             10.24          341      2019
--------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index V.I.S. Fund -- Class 1 Shares               $10.79            $12.37           --      2020
                                                                10.00             10.79           --      2019
--------------------------------------------------------------------------------------------------------------
  Small-Cap Equity V.I.S. Fund -- Class 1 Shares               $10.61            $11.81           --      2020
                                                                10.00             10.61           --      2019
--------------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 3 Shares                   $10.24            $10.56           --      2020
                                                                10.00             10.24           --      2019
--------------------------------------------------------------------------------------------------------------
  U.S. Equity V.I.S. Fund -- Class 1 Shares                    $10.77            $12.84           --      2020
                                                                10.00             10.77           --      2019
--------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
--------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares            $10.68            $13.54           --      2020
                                                                10.00             10.68           --      2019
--------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                        $10.70            $16.18           --      2020
                                                                10.00             10.70           --      2019
--------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares               $ 9.71            $10.56          152      2020
                                                                10.00              9.71          726      2019
--------------------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust
--------------------------------------------------------------------------------------------------------------
  Wells Fargo VT Omega Growth Fund--Class 2                    $10.43            $14.51           --      2020
                                                                10.00             10.43           --      2019
--------------------------------------------------------------------------------------------------------------

                                     B-70

      Lifetime Income Plus 2007 (for Single Annuitant contracts) Elected

                                                                                          Number of
                                                        Accumulation      Accumulation  Accumulation
                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                          Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
----------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B         $13.64            $14.56         4,659     2020
                                                            11.81             13.64         5,160     2019
                                                            12.92             11.81         6,306     2018
                                                            11.44             12.92         7,013     2017
                                                            11.21             11.44        24,017     2016
                                                            11.32             11.21        12,305     2015
                                                            10.82             11.32        13,773     2014
                                                             9.53             10.82        15,093     2013
                                                             8.60              9.53        18,128     2012
                                                             9.08              8.60        27,816     2011
----------------------------------------------------------------------------------------------------------
  AB Global Thematic Growth Portfolio -- Class B           $17.23            $23.41            --     2020
                                                            13.59             17.23            --     2019
                                                            15.45             13.59            --     2018
                                                            11.60             15.45            --     2017
                                                            11.98             11.60            --     2016
                                                            11.95             11.98            --     2015
                                                            11.67             11.95            --     2014
                                                             9.71             11.67            --     2013
                                                             8.78              9.71            --     2012
                                                            11.73              8.78            --     2011
----------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                $21.28            $21.30            --     2020
                                                            17.62             21.28            --     2019
                                                            19.16             17.62            --     2018
                                                            16.53             19.16            --     2017
                                                            15.23             16.53            --     2016
                                                            15.37             15.23            --     2015
                                                            14.40             15.37            --     2014
                                                            10.95             14.40            --     2013
                                                             9.56             10.95            --     2012
                                                             9.22              9.56            --     2011
----------------------------------------------------------------------------------------------------------
  AB International Value Portfolio -- Class B              $ 8.67            $ 8.66        12,814     2020
                                                             7.60              8.67        18,819     2019
                                                            10.10              7.60        24,261     2018
                                                             8.26             10.10        22,236     2017
                                                             8.52              8.26        60,027     2016
                                                             8.52              8.52        49,890     2015
                                                             9.32              8.52        52,025     2014
                                                             7.77              9.32        40,776     2013
                                                             6.97              7.77        72,759     2012
                                                             8.85              6.97        64,510     2011
----------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                 $29.04            $38.34            --     2020
                                                            22.12             29.04            --     2019
                                                            22.13             22.12            --     2018
                                                            17.20             22.13            --     2017
                                                            17.20             17.20            --     2016
                                                            15.88             17.20            --     2015
                                                            14.28             15.88            --     2014
                                                            10.67             14.28            --     2013
                                                             9.36             10.67            --     2012
                                                             9.95              9.36            --     2011
----------------------------------------------------------------------------------------------------------

                                     B-71

                                                                                                                Number of
                                                                              Accumulation      Accumulation  Accumulation
                                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                                Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------------
  AB Small Cap Growth Portfolio -- Class B                                       $26.52            $39.81         2,355     2020
                                                                                  19.96             26.52            --     2019
                                                                                  20.66             19.96            --     2018
                                                                                  15.81             20.66            --     2017
                                                                                  15.23             15.81            --     2016
                                                                                  15.83             15.23            --     2015
                                                                                  16.55             15.83        12,661     2014
                                                                                  11.65             16.55            --     2013
                                                                                  10.40             11.65            --     2012
                                                                                  10.21             10.40            --     2011
--------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
--------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Capital Appreciation Fund -- Series II Shares         $21.78            $28.99            --     2020
                                                                                  16.41             21.78            --     2019
                                                                                  17.86             16.41            --     2018
                                                                                  14.45             17.86            --     2017
                                                                                  15.16             14.45            --     2016
                                                                                  15.03             15.16            --     2015
                                                                                  13.36             15.03            --     2014
                                                                                  10.56             13.36            --     2013
                                                                                   9.50             10.56            --     2012
                                                                                   9.86              9.50            --     2011
--------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Conservative Balanced Fund --                         $11.23            $12.58         8,161     2020
   Series II Shares                                                                9.81             11.23        23,486     2019
                                                                                  10.63              9.81        24,976     2018
                                                                                   9.99             10.63        26,248     2017
                                                                                   9.74              9.99        44,629     2016
                                                                                   9.91              9.74        30,224     2015
                                                                                   9.39              9.91        37,034     2014
                                                                                   8.52              9.39        39,028     2013
                                                                                   7.78              8.52        39,794     2012
                                                                                   7.93              7.78        37,662     2011
--------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund --                      $21.74            $29.79            --     2020
   Series II Shares                                                               16.01             21.74            --     2019
                                                                                  17.49             16.01            --     2018
                                                                                  13.94             17.49            --     2017
                                                                                  13.97             13.94            --     2016
                                                                                  13.45             13.97            --     2015
                                                                                  13.04             13.45            --     2014
                                                                                   9.84             13.04            --     2013
                                                                                   8.67              9.84            --     2012
                                                                                   8.80              8.67            --     2011
--------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Global Fund -- Series II Shares                       $21.13            $26.29        17,789     2020
                                                                                  16.45             21.13         4,555     2019
                                                                                  19.45             16.45         6,823     2018
                                                                                  14.60             19.45        14,053     2017
                                                                                  14.97             14.60        14,025     2016
                                                                                  14.78             14.97        21,888     2015
                                                                                  14.82             14.78        26,480     2014
                                                                                  11.94             14.82        22,021     2013
                                                                                  10.11             11.94        25,080     2012
                                                                                  11.31             10.11        29,512     2011
--------------------------------------------------------------------------------------------------------------------------------

                                     B-72

                                                                                                                    Number of
                                                                                  Accumulation      Accumulation  Accumulation
                                                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                                                    Beginning of Period End of Period  End of Period
--------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Fund(R) -- Series II Shares                   $22.45            $24.93             --
                                                                                      17.44             22.45         27,995
                                                                                      19.42             17.44         41,263
                                                                                      17.05             19.42         34,947
                                                                                      15.67             17.05         40,223
                                                                                      15.56             15.67         31,229
                                                                                      14.43             15.56         38,076
                                                                                      11.23             14.43         45,121
                                                                                       9.86             11.23         53,176
                                                                                      10.12              9.86        121,834
--------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Small Cap Fund(R) -- Series II Shares         $23.08            $26.98          3,586
                                                                                      18.73             23.08          4,367
                                                                                      21.44             18.73          6,067
                                                                                      19.26             21.44          9,713
                                                                                      16.75             19.26         10,899
                                                                                      18.26             16.75         19,676
                                                                                      16.74             18.26         22,570
                                                                                      12.18             16.74         39,688
                                                                                      10.60             12.18         50,673
                                                                                      11.11             10.60         57,598
--------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares                            $22.34            $31.07             --
                                                                                      16.72             22.34             --
                                                                                      17.76             16.72             --
                                                                                      14.27             17.76             --
                                                                                      14.28             14.27             --
                                                                                      13.92             14.28             --
                                                                                      13.14             13.92             --
                                                                                       9.60             13.14             --
                                                                                      10.00              9.60             --
--------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Comstock Fund -- Series II shares                                     $20.01            $19.33            332
                                                                                      16.39             20.01            330
                                                                                      19.15             16.39            352
                                                                                      16.67             19.15            334
                                                                                      14.58             16.67         24,893
                                                                                      15.91             14.58            386
                                                                                      14.93             15.91          1,220
                                                                                      11.26             14.93          1,278
                                                                                       9.69             11.26          1,842
                                                                                      10.13              9.69          1,992
--------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                                   $18.43            $20.50             --
                                                                                      14.62             18.43         34,099
                                                                                      16.52             14.62         49,251
                                                                                      14.94             16.52         41,414
                                                                                      13.87             14.94         41,129
                                                                                      15.06             13.87             --
                                                                                      14.26             15.06             --
                                                                                      11.29             14.26             --
                                                                                      10.15             11.29             --
                                                                                      10.39             10.15             --
--------------------------------------------------------------------------------------------------------------------------------

Subaccounts                                                                    Year
-----------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Fund(R) -- Series II Shares             2020
                                                                               2019
                                                                               2018
                                                                               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
-----------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Small Cap Fund(R) -- Series II Shares   2020
                                                                               2019
                                                                               2018
                                                                               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
-----------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares                      2020
                                                                               2019
                                                                               2018
                                                                               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
-----------------------------------------------------------------------------------
  Invesco V.I. Comstock Fund -- Series II shares                               2020
                                                                               2019
                                                                               2018
                                                                               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
-----------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                             2020
                                                                               2019
                                                                               2018
                                                                               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
-----------------------------------------------------------------------------------

                                     B-73

                                                                                                             Number of
                                                                           Accumulation      Accumulation  Accumulation
                                                                          Unit Values at    Unit Values at   Units at
Subaccounts                                                             Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Equity and Income Fund -- Series II shares                     $15.75            $16.87        22,480     2020
                                                                               13.43             15.75        31,215     2019
                                                                               15.23             13.43        33,726     2018
                                                                               14.07             15.23        41,849     2017
                                                                               12.54             14.07        33,226     2016
                                                                               13.18             12.54        36,945     2015
                                                                               12.40             13.18        39,434     2014
                                                                               10.16             12.40        35,025     2013
                                                                                9.26             10.16        30,204     2012
                                                                                9.60              9.26        29,122     2011
-----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                  $16.82            $18.69           409     2020
                                                                               13.42             16.82        11,950     2019
                                                                               16.20             13.42        17,439     2018
                                                                               13.51             16.20        17,468     2017
                                                                               13.93             13.51        10,752     2016
                                                                               14.64             13.93        29,788     2015
                                                                               14.97             14.64        21,812     2014
                                                                               12.91             14.97        23,351     2013
                                                                               11.46             12.91        25,163     2012
                                                                               12.61             11.46        19,371     2011
-----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Value Opportunities Fund -- Series II shares                   $13.77            $14.17            --     2020
                                                                               10.83             13.77            --     2019
                                                                               13.75             10.83            --     2018
                                                                               12.00             13.75            --     2017
                                                                               10.42             12.00            --     2016
                                                                               11.93             10.42            --     2015
                                                                               11.48             11.93            --     2014
                                                                                8.82             11.48            --     2013
                                                                                7.67              8.82            --     2012
                                                                                8.13              7.67            --     2011
-----------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                    $11.59            $12.41         7,396     2020
                                                                               10.90             11.59        20,571     2019
                                                                               11.48             10.90        26,233     2018
                                                                               11.33             11.48        23,845     2017
                                                                               11.11             11.33        24,480     2016
                                                                               11.66             11.11         7,315     2015
                                                                               11.55             11.66        41,966     2014
                                                                               12.92             11.55        45,518     2013
                                                                               12.32             12.92        38,263     2012
                                                                               11.28             12.32        40,035     2011
-----------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Advantage U.S. Total Market V.I. Fund -- Class III Shares         $21.55            $25.19            --     2020
                                                                               17.14             21.55            --     2019
                                                                               18.80             17.14            --     2018
                                                                               16.90             18.80            --     2017
                                                                               14.02             16.90            --     2016
                                                                               15.39             14.02            --     2015
                                                                               15.00             15.39            --     2014
                                                                               10.80             15.00            --     2013
                                                                                9.76             10.80            --     2012
                                                                               10.26              9.76            --     2011
-----------------------------------------------------------------------------------------------------------------------------

                                     B-74

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                    $19.61            $19.76             --    2020
                                                                          16.25             19.61          7,422    2019
                                                                          18.10             16.25         10,253    2018
                                                                          17.15             18.10         11,321    2017
                                                                          14.91             17.15         19,785    2016
                                                                          16.26             14.91             --    2015
                                                                          15.18             16.26             --    2014
                                                                          11.29             15.18             --    2013
                                                                          10.15             11.29             --    2012
                                                                          10.69             10.15             --    2011
------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares              $17.03            $20.08         93,509    2020
                                                                          14.80             17.03        116,654    2019
                                                                          16.39             14.80        158,599    2018
                                                                          14.76             16.39        177,102    2017
                                                                          14.55             14.76        193,788    2016
                                                                          15.04             14.55        253,203    2015
                                                                          15.10             15.04        292,911    2014
                                                                          13.51             15.10        305,929    2013
                                                                          12.58             13.51        322,502    2012
                                                                          13.36             12.58        342,640    2011
------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Focus Growth V.I. Fund -- Class III Shares         $27.02            $37.87             --    2020
                                                                          20.90             27.02             --    2019
                                                                          20.82             20.90             --    2018
                                                                          16.49             20.82             --    2017
                                                                          15.69             16.49             --    2016
                                                                          15.67             15.69             --    2015
                                                                          14.07             15.67             --    2014
                                                                          10.78             14.07             --    2013
                                                                           9.61             10.78             --    2012
                                                                           9.62              9.61             --    2011
------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Series Trust II
------------------------------------------------------------------------------------------------------------------------
  CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1                      $16.58            $21.37         30,290    2020
                                                                          12.88             16.58          8,744    2019
                                                                          13.51             12.88         12,958    2018
                                                                          10.39             13.51         25,124    2017
                                                                          10.00             10.39             --    2016
------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Overseas Core Fund -- Class 2           $11.92            $12.67            599    2020
                                                                           9.75             11.92            664    2019
                                                                          12.00              9.75            709    2018
                                                                           9.65             12.00            639    2017
                                                                          10.00              9.65            718    2016
------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
------------------------------------------------------------------------------------------------------------------------
  VT Floating -- Rate Income Fund                                        $12.23            $12.18          7,926    2020
                                                                          11.69             12.23         16,103    2019
                                                                          11.97             11.69         24,541    2018
                                                                          11.85             11.97         11,796    2017
                                                                          11.13             11.85         12,050    2016
                                                                          11.51             11.13         15,007    2015
                                                                          11.71             11.51         35,501    2014
                                                                          11.54             11.71         37,407    2013
                                                                          11.01             11.54         27,263    2012
                                                                          10.99             11.01          1,359    2011
------------------------------------------------------------------------------------------------------------------------

                                     B-75

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
Federated Hermes Insurance Series
-----------------------------------------------------------------------------------------------------------------------
  Federated Hermes High Income Bond Fund II -- Service Shares           $18.40            $18.96             --    2020
                                                                         16.50             18.40             --    2019
                                                                         17.49             16.50             --    2018
                                                                         16.80             17.49             --    2017
                                                                         15.02             16.80             --    2016
                                                                         15.80             15.02             --    2015
                                                                         15.79             15.80             --    2014
                                                                         15.14             15.79             --    2013
                                                                         13.56             15.14             --    2012
                                                                         13.23             13.56             --    2011
-----------------------------------------------------------------------------------------------------------------------
  Federated Hermes Kaufmann Fund II -- Service Shares                   $28.10            $35.28          2,575    2020
                                                                         21.54             28.10             --    2019
                                                                         21.29             21.54             --    2018
                                                                         17.03             21.29             --    2017
                                                                         16.85             17.03             --    2016
                                                                         16.25             16.85             --    2015
                                                                         15.20             16.25             --    2014
                                                                         11.14             15.20             --    2013
                                                                          9.74             11.14             --    2012
                                                                         11.53              9.74         30,625    2011
-----------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
-----------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                             $19.15            $22.85         25,754    2020
                                                                         15.79             19.15         30,953    2019
                                                                         16.91             15.79         27,511    2018
                                                                         14.91             16.91         41,375    2017
                                                                         14.26             14.91         50,124    2016
                                                                         14.55             14.26         74,261    2015
                                                                         13.53             14.55         76,866    2014
                                                                         11.61             13.53         73,846    2013
                                                                         10.35             11.61         83,652    2012
                                                                         11.02             10.35         91,286    2011
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $24.34            $30.97            205    2020
                                                                         18.98             24.34          6,238    2019
                                                                         20.81             18.98          9,146    2018
                                                                         17.52             20.81         16,690    2017
                                                                         16.64             17.52         12,022    2016
                                                                         16.96             16.64         59,120    2015
                                                                         15.55             16.96         71,263    2014
                                                                         12.15             15.55         91,811    2013
                                                                         10.71             12.15        107,970    2012
                                                                         11.28             10.71          1,798    2011
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $25.62            $33.38             --    2020
                                                                         20.20             25.62             --    2019
                                                                         21.81             20.20             --    2018
                                                                         18.07             21.81             --    2017
                                                                         18.02             18.07             --    2016
                                                                         18.26             18.02             --    2015
                                                                         16.88             18.26             --    2014
                                                                         12.50             16.88             --    2013
                                                                         10.47             12.50             --    2012
                                                                         11.02             10.47             --    2011
-----------------------------------------------------------------------------------------------------------------------

                                     B-76

                                                                                                Number of
                                                              Accumulation      Accumulation  Accumulation
                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                 $18.97            $19.73        33,320     2020
                                                                  15.28             18.97         7,922     2019
                                                                  17.10             15.28        11,269     2018
                                                                  15.53             17.10        12,289     2017
                                                                  13.51             15.53           296     2016
                                                                  14.44             13.51        30,694     2015
                                                                  13.62             14.44        35,383     2014
                                                                  10.91             13.62        49,932     2013
                                                                   9.54             10.91        57,246     2012
                                                                   9.70              9.54         2,831     2011
----------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2               $22.17            $23.31            --     2020
                                                                  17.50             22.17            --     2019
                                                                  19.73             17.50            --     2018
                                                                  17.32             19.73            --     2017
                                                                  15.30             17.32            --     2016
                                                                  16.07             15.30            --     2015
                                                                  14.92             16.07            --     2014
                                                                  11.46             14.92            --     2013
                                                                   9.92             11.46            --     2012
                                                                  10.02              9.92            --     2011
----------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Service Class 2          $31.05            $51.04         9,175     2020
                                                                  22.62             31.05            --     2019
                                                                  20.64             22.62            --     2018
                                                                  15.74             20.64            --     2017
                                                                  16.10             15.74            --     2016
                                                                  15.64             16.10        25,353     2015
                                                                  14.30             15.64        12,680     2014
                                                                  10.64             14.30        15,179     2013
                                                                  10.00             10.64        18,677     2012
----------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                        $28.57            $40.08            --     2020
                                                                  21.83             28.57            --     2019
                                                                  22.44             21.83            --     2018
                                                                  17.04             22.44            --     2017
                                                                  17.34             17.04            --     2016
                                                                  16.60             17.34            --     2015
                                                                  15.31             16.60            --     2014
                                                                  11.52             15.31            --     2013
                                                                  10.31             11.52            --     2012
                                                                  10.55             10.31            --     2011
----------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2         $12.46            $13.29        34,835     2020
                                                                  11.66             12.46        38,677     2019
                                                                  12.03             11.66        49,665     2018
                                                                  11.84             12.03        79,672     2017
                                                                  11.60             11.84        82,315     2016
                                                                  11.97             11.60        84,379     2015
                                                                  11.60             11.97        58,742     2014
                                                                  12.13             11.60        73,890     2013
                                                                  11.76             12.13        74,974     2012
                                                                  11.24             11.76         1,269     2011
----------------------------------------------------------------------------------------------------------------

                                     B-77

                                                                                           Number of
                                                         Accumulation      Accumulation  Accumulation
                                                        Unit Values at    Unit Values at   Units at
Subaccounts                                           Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                  $22.19            $25.55            100    2020
                                                             18.44             22.19         11,022    2019
                                                             22.14             18.44         15,117    2018
                                                             18.80             22.14         15,619    2017
                                                             17.19             18.80         18,229    2016
                                                             17.89             17.19         19,008    2015
                                                             17.27             17.89         39,378    2014
                                                             13.01             17.27         38,241    2013
                                                             11.62             13.01         46,747    2012
                                                             13.34             11.62            659    2011
-----------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2         $20.51            $21.65             --    2020
                                                             15.66             20.51             --    2019
                                                             19.43             15.66             --    2018
                                                             16.70             19.43             --    2017
                                                             15.64             16.70             --    2016
                                                             16.53             15.64             --    2015
                                                             15.89             16.53             --    2014
                                                             12.49             15.89             --    2013
                                                             10.06             12.49             --    2012
                                                             11.32             10.06             --    2011
-----------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------
  Franklin Allocation VIP Fund -- Class 2 Shares            $12.82            $13.99         19,888    2020
                                                             10.94             12.82         22,701    2019
                                                             12.40             10.94         58,696    2018
                                                             11.33             12.40         76,720    2017
                                                             10.25             11.33         79,102    2016
                                                             11.18             10.25        119,353    2015
                                                             11.13             11.18        131,781    2014
                                                              9.20             11.13        135,799    2013
                                                              8.17              9.20        156,633    2012
                                                              8.49              8.17        179,198    2011
-----------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                $16.75            $16.48        157,735    2020
                                                             14.77             16.75        178,935    2019
                                                             15.80             14.77        210,473    2018
                                                             14.75             15.80        250,503    2017
                                                             13.24             14.75        279,542    2016
                                                             14.58             13.24        365,782    2015
                                                             14.26             14.58        415,375    2014
                                                             12.81             14.26        514,733    2013
                                                             11.64             12.81        602,887    2012
                                                             11.64             11.64        638,513    2011
-----------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares         $15.14            $14.05             --    2020
                                                             12.64             15.14             --    2019
                                                             14.23             12.64             --    2018
                                                             13.45             14.23             --    2017
                                                             11.86             13.45             --    2016
                                                             12.77             11.86             --    2015
                                                             12.20             12.77             --    2014
                                                              9.73             12.20             --    2013
                                                              8.72              9.73             --    2012
                                                              9.02              8.72         34,532    2011
-----------------------------------------------------------------------------------------------------------

                                     B-78

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares                          $11.51            $11.90            --     2020
                                                                        10.23             11.51            --     2019
                                                                        12.30             10.23            --     2018
                                                                        10.62             12.30            --     2017
                                                                         9.92             10.62            --     2016
                                                                        10.86              9.92            --     2015
                                                                        11.43             10.86            --     2014
                                                                         8.95             11.43            --     2013
                                                                         7.56              8.95            --     2012
                                                                         8.32              7.56            --     2011
----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Government Money Market Fund -- Service Shares         $ 8.75            $ 8.57        61,968     2020
                                                                         8.79              8.75         3,451     2019
                                                                         8.87              8.79         6,642     2018
                                                                         9.03              8.87        22,260     2017
                                                                         9.24              9.03        55,198     2016
                                                                         9.46              9.24        21,400     2015
                                                                         9.68              9.46         5,406     2014
                                                                         9.91              9.68         5,326     2013
                                                                        10.00              9.91        29,046     2012
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Balanced Portfolio -- Service Shares                 $23.65            $26.34        29,774     2020
                                                                        19.79             23.65        37,801     2019
                                                                        20.17             19.79        37,390     2018
                                                                        17.48             20.17        40,333     2017
                                                                        17.15             17.48        45,679     2016
                                                                        17.48             17.15        55,132     2015
                                                                        16.53             17.48        73,604     2014
                                                                        14.12             16.53        68,684     2013
                                                                        12.75             14.12        85,078     2012
                                                                        12.87             12.75        86,168     2011
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Forty Portfolio -- Service Shares                    $33.11            $44.97           141     2020
                                                                        24.76             33.11           199     2019
                                                                        24.92             24.76           233     2018
                                                                        19.62             24.92           256     2017
                                                                        19.70             19.62        10,721     2016
                                                                        18.01             19.70        12,700     2015
                                                                        17.00             18.01        17,612     2014
                                                                        13.29             17.00        20,306     2013
                                                                        10.98             13.29        24,066     2012
                                                                        12.08             10.98        19,820     2011
----------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Aggressive Growth Portfolio -- Class II         $23.30            $26.80            --     2020
                                                                        19.11             23.30            --     2019
                                                                        21.40             19.11            --     2018
                                                                        18.88             21.40            --     2017
                                                                        19.15             18.88            --     2016
                                                                        19.99             19.15            --     2015
                                                                        17.04             19.99            --     2014
                                                                        11.83             17.04            --     2013
                                                                        10.22             11.83            --     2012
                                                                        10.24             10.22            --     2011
----------------------------------------------------------------------------------------------------------------------

                                     B-79

                                                                                                   Number of
                                                                 Accumulation      Accumulation  Accumulation
                                                                Unit Values at    Unit Values at   Units at
Subaccounts                                                   Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Large Cap Value Portfolio -- Class I         $13.07            $13.44            --     2020
                                                                     10.38             13.07            --     2019
                                                                     11.66             10.38            --     2018
                                                                     10.39             11.66            --     2017
                                                                      9.41             10.39            --     2016
                                                                      9.92              9.41            --     2015
                                                                     10.00              9.92            --     2014
-------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
-------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares             $24.53            $27.22            --     2020
                                                                     19.13             24.53            --     2019
                                                                     20.77             19.13            --     2018
                                                                     17.28             20.77            --     2017
                                                                     16.32             17.28            --     2016
                                                                     16.72             16.32            --     2015
                                                                     15.45             16.72            --     2014
                                                                     12.01             15.45            --     2013
                                                                     10.34             12.01            --     2012
                                                                     10.85             10.34            --     2011
-------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                $16.96            $18.14        13,394     2020
                                                                     14.45             16.96        14,758     2019
                                                                     15.71             14.45        16,681     2018
                                                                     14.36             15.71        29,000     2017
                                                                     13.50             14.36        34,620     2016
                                                                     13.90             13.50        34,403     2015
                                                                     13.15             13.90        35,676     2014
                                                                     11.33             13.15        40,971     2013
                                                                     10.46             11.33        46,687     2012
                                                                     10.53             10.46        55,050     2011
-------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                   $25.22            $26.03            --     2020
                                                                     20.69             25.22            --     2019
                                                                     21.01             20.69            --     2018
                                                                     18.78             21.01            --     2017
                                                                     17.28             18.78            --     2016
                                                                     20.75             17.28            --     2015
                                                                     18.88             20.75            --     2014
                                                                     16.08             18.88           802     2013
                                                                     14.53             16.08           804     2012
                                                                     13.97             14.53           805     2011
-------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
-------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio --          $16.76            $20.01            --     2020
   Service Class Shares                                              12.29             16.76            --     2019
                                                                     12.51             12.29            --     2018
                                                                      9.99             12.51            --     2017
                                                                      9.66              9.99            --     2016
                                                                     10.00              9.66            --     2015
-------------------------------------------------------------------------------------------------------------------

                                     B-80

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $13.77            $14.52             --    2020
                                                                              12.61             13.77             --    2019
                                                                              13.66             12.61             --    2018
                                                                              12.33             13.66             --    2017
                                                                              11.18             12.33             --    2016
                                                                              12.60             11.18             --    2015
                                                                              12.83             12.60             --    2014
                                                                              13.12             12.83             --    2013
                                                                              11.70             13.12             --    2012
                                                                              11.75             11.70             --    2011
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $17.18            $17.75          5,172    2020
                                                                              15.33             17.18         11,163    2019
                                                                              16.12             15.33         11,042    2018
                                                                              15.47             16.12          8,443    2017
                                                                              14.09             15.47          8,951    2016
                                                                              14.66             14.09         29,092    2015
                                                                              14.52             14.66         20,299    2014
                                                                              14.05             14.52         14,592    2013
                                                                              12.59             14.05         14,138    2012
                                                                              12.47             12.59         23,736    2011
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $17.36            $19.91         14,003    2020
                                                                              15.68             17.36         11,098    2019
                                                                              16.44             15.68         11,412    2018
                                                                              15.44             16.44          8,615    2017
                                                                              15.70             15.44          9,341    2016
                                                                              16.29             15.70            292    2015
                                                                              13.45             16.29            972    2014
                                                                              15.81             13.45          1,106    2013
                                                                              15.50             15.81          1,058    2012
                                                                              12.41             15.50            951    2011
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $11.09            $11.16         43,622    2020
                                                                              10.91             11.09         15,757    2019
                                                                              11.13             10.91         18,272    2018
                                                                              11.24             11.13         14,978    2017
                                                                              11.35             11.24         14,759    2016
                                                                              11.58             11.35         38,228    2015
                                                                              11.75             11.58        118,122    2014
                                                                              12.04             11.75        115,372    2013
                                                                              11.65             12.04        107,219    2012
                                                                              11.79             11.65        109,549    2011
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $14.23            $15.11         24,553    2020
                                                                              13.44             14.23         33,834    2019
                                                                              13.83             13.44         47,387    2018
                                                                              13.50             13.83         69,360    2017
                                                                              13.45             13.50         72,301    2016
                                                                              13.71             13.45         90,804    2015
                                                                              13.46             13.71         58,434    2014
                                                                              14.05             13.46         71,550    2013
                                                                              13.12             14.05         64,828    2012
                                                                              12.96             13.12         76,793    2011
----------------------------------------------------------------------------------------------------------------------------

                                     B-81

                                                                                              Number of
                                                            Accumulation      Accumulation  Accumulation
                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                              Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
--------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                        $37.72            $53.42            --     2020
                                                                28.21             37.72            --     2019
                                                                29.41             28.21            --     2018
                                                                22.95             29.41            --     2017
                                                                22.17             22.95            --     2016
                                                                20.96             22.17            --     2015
                                                                18.27             20.96            --     2014
                                                                13.89             18.27            --     2013
                                                                12.18             13.89            --     2012
                                                                12.20             12.18            --     2011
--------------------------------------------------------------------------------------------------------------
State Street Variable Insurance Series Funds, Inc.
--------------------------------------------------------------------------------------------------------------
  Income V.I.S. Fund -- Class 1 Shares                         $11.60            $12.13            --     2020
                                                                10.93             11.60            --     2019
                                                                11.35             10.93            --     2018
                                                                11.25             11.35            --     2017
                                                                11.18             11.25            --     2016
                                                                11.49             11.18            --     2015
                                                                11.19             11.49            --     2014
                                                                11.61             11.19            --     2013
                                                                11.24             11.61            --     2012
                                                                10.73             11.24            --     2011
--------------------------------------------------------------------------------------------------------------
  Premier Growth Equity V.I.S. Fund -- Class 1 Shares          $28.67            $37.43            --     2020
                                                                21.37             28.67            --     2019
                                                                22.47             21.37            --     2018
                                                                17.92             22.47            --     2017
                                                                17.90             17.92            --     2016
                                                                17.73             17.90            --     2015
                                                                15.92             17.73            --     2014
                                                                12.08             15.92            --     2013
                                                                10.23             12.08            --     2012
                                                                10.42             10.23            --     2011
--------------------------------------------------------------------------------------------------------------
  Real Estate Securities V.I.S. Fund -- Class 1 Shares         $24.21            $22.42         4,147     2020
                                                                19.64             24.21         4,012     2019
                                                                21.33             19.64         5,541     2018
                                                                20.62             21.33         6,396     2017
                                                                19.54             20.62         6,776     2016
                                                                19.13             19.54         8,524     2015
                                                                14.85             19.13        10,355     2014
                                                                14.81             14.85        21,450     2013
                                                                12.98             14.81         6,807     2012
                                                                12.09             12.98         7,869     2011
--------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index V.I.S. Fund -- Class 1 Shares               $24.94            $28.73           133     2020
                                                                19.48             24.94           159     2019
                                                                20.93             19.48           178     2018
                                                                17.63             20.93           183     2017
                                                                16.17             17.63           195     2016
                                                                16.37             16.17           209     2015
                                                                14.79             16.37           710     2014
                                                                11.47             14.79           774     2013
                                                                10.15             11.47         1,083     2012
                                                                10.21             10.15         1,137     2011
--------------------------------------------------------------------------------------------------------------

                                     B-82

                                                                                           Number of
                                                         Accumulation      Accumulation  Accumulation
                                                        Unit Values at    Unit Values at   Units at
Subaccounts                                           Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------
  Small-Cap Equity V.I.S. Fund -- Class 1 Shares            $23.09            $25.84              --   2020
                                                             18.74             23.09              --   2019
                                                             21.24             18.74              --   2018
                                                             19.29             21.24              --   2017
                                                             15.95             19.29              --   2016
                                                             17.03             15.95              --   2015
                                                             16.80             17.03              --   2014
                                                             12.56             16.80              --   2013
                                                             11.22             12.56              --   2012
                                                             11.14             11.22              --   2011
-----------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 3 Shares                $13.83            $14.34         433,398   2020
                                                             12.25             13.83         500,742   2019
                                                             13.43             12.25         681,617   2018
                                                             11.92             13.43         833,790   2017
                                                             11.50             11.92         921,388   2016
                                                             11.93             11.50       1,064,406   2015
                                                             11.62             11.93       1,233,963   2014
                                                             10.38             11.62       1,393,633   2013
                                                              9.46             10.38       1,520,222   2012
                                                             10.00              9.46       1,654,423   2011
-----------------------------------------------------------------------------------------------------------
  U.S. Equity V.I.S. Fund -- Class 1 Shares                 $24.07            $28.83              --   2020
                                                             18.69             24.07              --   2019
                                                             19.81             18.69              --   2018
                                                             16.91             19.81              --   2017
                                                             15.83             16.91              --   2016
                                                             16.58             15.83              --   2015
                                                             15.05             16.58              --   2014
                                                             11.50             15.05              --   2013
                                                             10.17             11.50              --   2012
                                                             10.72             10.17              --   2011
-----------------------------------------------------------------------------------------------------------
The Prudential Series Fund
-----------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares         $24.21            $30.84             165   2020
                                                             19.30             24.21             218   2019
                                                             20.95             19.30             239   2018
                                                             16.53             20.95             244   2017
                                                             16.71             16.53             277   2016
                                                             16.16             16.71             269   2015
                                                             15.50             16.16             958   2014
                                                             12.26             15.50             983   2013
                                                             11.35             12.26           1,351   2012
                                                             12.16             11.35           1,351   2011
-----------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                     $29.66            $45.08              --   2020
                                                             22.85             29.66              --   2019
                                                             23.67             22.85              --   2018
                                                             17.80             23.67              --   2017
                                                             18.45             17.80              --   2016
                                                             17.01             18.45              --   2015
                                                             15.89             17.01              --   2014
                                                             11.86             15.89              --   2013
                                                             10.49             11.86              --   2012
                                                             10.75             10.49              --   2011
-----------------------------------------------------------------------------------------------------------

                                     B-83

                                                                                        Number of
                                                      Accumulation      Accumulation  Accumulation
                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                        Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares         $ 8.20            $ 8.96        10,566     2020
                                                           7.61              8.20        23,977     2019
                                                           9.55              7.61        29,532     2018
                                                           9.83              9.55        22,351     2017
                                                           8.06              9.83        13,843     2016
                                                          11.60              8.06        10,116     2015
                                                          14.80             11.60         9,110     2014
                                                          13.80             14.80         8,230     2013
                                                          14.55             13.80         8,245     2012
                                                          18.47             14.55           955     2011
--------------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust
--------------------------------------------------------------------------------------------------------
  Wells Fargo VT Omega Growth Fund -- Class 2            $31.71            $44.35            --     2020
                                                          23.68             31.71            --     2019
                                                          24.17             23.68            --     2018
                                                          18.38             24.17            --     2017
                                                          18.72             18.38            --     2016
                                                          18.90             18.72            --     2015
                                                          18.63             18.90            --     2014
                                                          13.63             18.63            --     2013
                                                          11.59             13.63            --     2012
                                                          12.56             11.59            --     2011
--------------------------------------------------------------------------------------------------------

                                     B-84

Lifetime Income Plus 2007 (for Single Annuitant contracts) Elected -- reset on or after 07/15/19

                                                                                                                    Number of
                                                                                  Accumulation      Accumulation  Accumulation
                                                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                                                    Beginning of Period End of Period  End of Period
--------------------------------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
--------------------------------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B                                   $10.37            $11.01            --
                                                                                      10.00             10.37            --
--------------------------------------------------------------------------------------------------------------------------------
  AB Global Thematic Growth Portfolio -- Class B                                     $10.56            $14.27            --
                                                                                      10.00             10.56            --
--------------------------------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                                          $10.62            $10.57            --
                                                                                      10.00             10.62            --
--------------------------------------------------------------------------------------------------------------------------------
  AB International Value Portfolio -- Class B                                        $10.60            $10.53         1,688
                                                                                      10.00             10.60         1,854
--------------------------------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                                           $10.83            $14.23            --
                                                                                      10.00             10.83            --
--------------------------------------------------------------------------------------------------------------------------------
  AB Small Cap Growth Portfolio -- Class B                                           $10.26            $15.32         1,134
                                                                                      10.00             10.26            --
--------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
--------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Capital Appreciation Fund -- Series II Shares             $10.87            $14.40            --
                                                                                      10.00             10.87            --
--------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Conservative Balanced Fund -- Series II Shares            $10.31            $11.48        15,615
                                                                                      10.00             10.31        15,615
--------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund --                          $10.38            $14.15            --
   Series II Shares                                                                   10.00             10.38            --
--------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Global Fund -- Series II Shares                           $10.62            $13.15         6,765
                                                                                      10.00             10.62         1,231
--------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Fund(R) -- Series II Shares                   $10.59            $11.70            --
                                                                                      10.00             10.59         8,052
--------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Small Cap Fund(R) -- Series II Shares         $10.79            $12.55         1,399
                                                                                      10.00             10.79         1,213
--------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares                            $10.89            $15.07            --
                                                                                      10.00             10.89            --
--------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Comstock Fund -- Series II shares                                     $10.70            $10.29            --
                                                                                      10.00             10.70            --
--------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                                   $10.68            $11.82            --
                                                                                      10.00             10.68         7,978
--------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Equity and Income Fund -- Series II shares                            $10.42            $11.11            --
                                                                                      10.00             10.42           790
--------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                         $10.55            $11.67            --
                                                                                      10.00             10.55         2,484
--------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Value Opportunities Fund -- Series II shares                          $10.68            $10.93            --
                                                                                      10.00             10.68            --
--------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
--------------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                           $10.07            $10.73         1,632
                                                                                      10.00             10.07         3,223
--------------------------------------------------------------------------------------------------------------------------------

Subaccounts                                                                    Year
-----------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
-----------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B                             2020
                                                                               2019
-----------------------------------------------------------------------------------
  AB Global Thematic Growth Portfolio -- Class B                               2020
                                                                               2019
-----------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                                    2020
                                                                               2019
-----------------------------------------------------------------------------------
  AB International Value Portfolio -- Class B                                  2020
                                                                               2019
-----------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                                     2020
                                                                               2019
-----------------------------------------------------------------------------------
  AB Small Cap Growth Portfolio -- Class B                                     2020
                                                                               2019
-----------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
-------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Capital Appreciation Fund -- Series II Shares       2020
                                                                               2019
-----------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Conservative Balanced Fund -- Series II Shares      2020
                                                                               2019
-----------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund --                    2020
   Series II Shares                                                            2019
-----------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Global Fund -- Series II Shares                     2020
                                                                               2019
-----------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Fund(R) -- Series II Shares             2020
                                                                               2019
-----------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Small Cap Fund(R) -- Series II Shares   2020
                                                                               2019
-----------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares                      2020
                                                                               2019
-----------------------------------------------------------------------------------
  Invesco V.I. Comstock Fund -- Series II shares                               2020
                                                                               2019
-----------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                             2020
                                                                               2019
-----------------------------------------------------------------------------------
  Invesco V.I. Equity and Income Fund -- Series II shares                      2020
                                                                               2019
-----------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                   2020
                                                                               2019
-----------------------------------------------------------------------------------
  Invesco V.I. Value Opportunities Fund -- Series II shares                    2020
                                                                               2019
-----------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-----------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                     2020
                                                                               2019
-----------------------------------------------------------------------------------

                                     B-85

                                                                                                             Number of
                                                                           Accumulation      Accumulation  Accumulation
                                                                          Unit Values at    Unit Values at   Units at
Subaccounts                                                             Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Advantage U.S. Total Market V.I. Fund -- Class III Shares         $10.59            $12.31            --     2020
                                                                               10.00             10.59            --     2019
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                         $10.58            $10.61            --     2020
                                                                               10.00             10.58         1,863     2019
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                   $10.48            $12.30         3,266     2020
                                                                               10.00             10.48         4,185     2019
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Focus Growth V.I. Fund -- Class III Shares              $10.27            $14.33            --     2020
                                                                               10.00             10.27            --     2019
-----------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Series Trust II
-----------------------------------------------------------------------------------------------------------------------------
  CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1                           $10.53            $13.50         9,111     2020
                                                                               10.00             10.53         1,867     2019
-----------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Overseas Core Fund -- Class 2                $10.76            $11.38            --     2020
                                                                               10.00             10.76            --     2019
-----------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-----------------------------------------------------------------------------------------------------------------------------
  VT Floating -- Rate Income Fund                                             $10.08            $ 9.99         1,749     2020
                                                                               10.00             10.08         2,587     2019
-----------------------------------------------------------------------------------------------------------------------------
Federated Hermes Insurance Series
-----------------------------------------------------------------------------------------------------------------------------
  Federated Hermes High Income Bond Fund II -- Service Shares                 $10.23            $10.48            --     2020
                                                                               10.00             10.23            --     2019
-----------------------------------------------------------------------------------------------------------------------------
  Federated Hermes Kaufmann Fund II -- Service Shares                         $10.32            $12.89         1,325     2020
                                                                               10.00             10.32            --     2019
-----------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
-----------------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                                   $10.62            $12.61            --     2020
                                                                               10.00             10.62            --     2019
-----------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                              $10.61            $13.43            --     2020
                                                                               10.00             10.61         1,855     2019
-----------------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2               $10.64            $13.79            --     2020
                                                                               10.00             10.64            --     2019
-----------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                              $10.72            $11.09        11,201     2020
                                                                               10.00             10.72         1,836     2019
-----------------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                            $10.96            $11.46            --     2020
                                                                               10.00             10.96            --     2019
-----------------------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Service Class 2                       $10.87            $17.78         4,949     2020
                                                                               10.00             10.87            --     2019
-----------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                     $10.76            $15.01            --     2020
                                                                               10.00             10.76            --     2019
-----------------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                      $10.13            $10.75         8,136     2020
                                                                               10.00             10.13         6,413     2019
-----------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                    $10.35            $11.86            --     2020
                                                                               10.00             10.35         3,172     2019
-----------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                           $10.80            $11.34            --     2020
                                                                               10.00             10.80            --     2019
-----------------------------------------------------------------------------------------------------------------------------

                                     B-86

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
----------------------------------------------------------------------------------------------------------------------------
  Franklin Allocation VIP Fund -- Class 2 Shares                             $10.43            $11.33        20,828     2020
                                                                              10.00             10.43        24,933     2019
----------------------------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                                 $10.29            $10.07         8,613     2020
                                                                              10.00             10.29        13,797     2019
----------------------------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares                          $10.57            $ 9.75            --     2020
                                                                              10.00             10.57            --     2019
----------------------------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares                                $10.62            $10.93            --     2020
                                                                              10.00             10.62            --     2019
----------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Government Money Market Fund -- Service Shares               $ 9.94            $ 9.69            --     2020
                                                                              10.00              9.94        42,364     2019
----------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
----------------------------------------------------------------------------------------------------------------------------
  Janus Henderson Balanced Portfolio -- Service Shares                       $10.62            $11.77            --     2020
                                                                              10.00             10.62            --     2019
----------------------------------------------------------------------------------------------------------------------------
  Janus Henderson Forty Portfolio -- Service Shares                          $10.80            $14.59            --     2020
                                                                              10.00             10.80            --     2019
----------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
----------------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Aggressive Growth Portfolio -- Class II               $10.97            $12.56            --     2020
                                                                              10.00             10.97            --     2019
----------------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Large Cap Value Portfolio -- Class I                  $10.62            $10.86            --     2020
                                                                              10.00             10.62            --     2019
----------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                      $10.60            $11.71            --     2020
                                                                              10.00             10.60            --     2019
----------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                         $10.46            $11.13            63     2020
                                                                              10.00             10.46            --     2019
----------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                            $10.51            $10.79            --     2020
                                                                              10.00             10.51            --     2019
----------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
----------------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio --                   $10.95            $13.00            --     2020
   Service Class Shares                                                       10.00             10.95            --     2019
----------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $10.19            $10.69            --     2020
                                                                              10.00             10.19            --     2019
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $10.24            $10.52         1,668     2020
                                                                              10.00             10.24         2,546     2019
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $10.15            $11.58         4,525     2020
                                                                              10.00             10.15         2,532     2019
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $10.00            $10.01         8,706     2020
                                                                              10.00             10.00         1,950     2019
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $10.09            $10.66         6,559     2020
                                                                              10.00             10.09         6,438     2019
----------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
----------------------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                                      $11.01            $15.52            --     2020
                                                                              10.00             11.01            --     2019
----------------------------------------------------------------------------------------------------------------------------

                                     B-87

                                                                                              Number of
                                                            Accumulation      Accumulation  Accumulation
                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                              Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------
State Street Variable Insurance Series Funds, Inc.
--------------------------------------------------------------------------------------------------------------
  Income V.I.S. Fund -- Class 1 Shares                         $10.09            $10.49             --    2020
                                                                10.00             10.09             --    2019
--------------------------------------------------------------------------------------------------------------
  Premier Growth Equity V.I.S. Fund -- Class 1 Shares          $11.05            $14.36             --    2020
                                                                10.00             11.05             --    2019
--------------------------------------------------------------------------------------------------------------
  Real Estate Securities V.I.S. Fund -- Class 1 Shares         $10.24            $ 9.43          1,891    2020
                                                                10.00             10.24          1,295    2019
--------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index V.I.S. Fund -- Class 1 Shares               $10.79            $12.37             --    2020
                                                                10.00             10.79             --    2019
--------------------------------------------------------------------------------------------------------------
  Small-Cap Equity V.I.S. Fund -- Class 1 Shares               $10.61            $11.81             --    2020
                                                                10.00             10.61             --    2019
--------------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 3 Shares                   $10.24            $10.56         95,388    2020
                                                                10.00             10.24        101,253    2019
--------------------------------------------------------------------------------------------------------------
  U.S. Equity V.I.S. Fund -- Class 1 Shares                    $10.77            $12.84             --    2020
                                                                10.00             10.77             --    2019
--------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
--------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares            $10.68            $13.54             --    2020
                                                                10.00             10.68             --    2019
--------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                        $10.70            $16.18             --    2020
                                                                10.00             10.70             --    2019
--------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares               $ 9.71            $10.56          1,680    2020
                                                                10.00              9.71          2,724    2019
--------------------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust
--------------------------------------------------------------------------------------------------------------
  Wells Fargo VT Omega Growth Fund -- Class 2                  $10.43            $14.51             --    2020
                                                                10.00             10.43             --    2019
--------------------------------------------------------------------------------------------------------------

                                     B-88

                       Lifetime Income Plus 2008 Elected

                                                                                          Number of
                                                        Accumulation      Accumulation  Accumulation
                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                          Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
----------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B         $14.39            $15.48         23,022    2020
                                                            12.36             14.39         28,779    2019
                                                            13.42             12.36         36,469    2018
                                                            11.79             13.42         39,998    2017
                                                            11.46             11.79         44,829    2016
                                                            11.50             11.46         50,898    2015
                                                            10.90             11.50         56,661    2014
                                                             9.52             10.90         61,729    2013
                                                             8.53              9.52         69,300    2012
                                                             8.94              8.53         74,351    2011
----------------------------------------------------------------------------------------------------------
  AB Global Thematic Growth Portfolio -- Class B           $14.06            $19.26            177    2020
                                                            11.01             14.06          1,172    2019
                                                            12.42             11.01          1,289    2018
                                                             9.26             12.42          1,285    2017
                                                             9.48              9.26          1,551    2016
                                                             9.39              9.48          1,812    2015
                                                             9.10              9.39          1,661    2014
                                                             7.52              9.10            402    2013
                                                             6.74              7.52            995    2012
                                                             8.94              6.74          2,395    2011
----------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                $18.46            $18.63          2,825    2020
                                                            15.17             18.46          2,518    2019
                                                            16.37             15.17          2,687    2018
                                                            14.02             16.37          1,998    2017
                                                            12.82             14.02          2,095    2016
                                                            12.84             12.82          2,389    2015
                                                            11.93             12.84          1,514    2014
                                                             9.00             11.93          1,727    2013
                                                             7.80              9.00          2,159    2012
                                                             7.47              7.80          6,083    2011
----------------------------------------------------------------------------------------------------------
  AB International Value Portfolio -- Class B              $ 6.24            $ 6.27         96,832    2020
                                                             5.42              6.24        141,972    2019
                                                             7.15              5.42        157,551    2018
                                                             5.81              7.15        160,381    2017
                                                             5.95              5.81        463,442    2016
                                                             5.90              5.95        333,354    2015
                                                             6.40              5.90        296,315    2014
                                                             5.30              6.40        222,704    2013
                                                             4.72              5.30        427,852    2012
                                                             5.94              4.72        323,365    2011
----------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                 $26.45            $35.20             --    2020
                                                            20.00             26.45             --    2019
                                                            19.85             20.00             --    2018
                                                            15.31             19.85             --    2017
                                                            15.20             15.31             --    2016
                                                            13.92             15.20             --    2015
                                                            12.42             13.92             --    2014
                                                             9.21             12.42             --    2013
                                                             8.02              9.21             --    2012
                                                             8.46              8.02             --    2011
----------------------------------------------------------------------------------------------------------

                                     B-89

                                                                                                                 Number of
                                                                               Accumulation      Accumulation  Accumulation
                                                                              Unit Values at    Unit Values at   Units at
Subaccounts                                                                 Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------------
  AB Small Cap Growth Portfolio -- Class B                                        $27.15            $41.07         14,632    2020
                                                                                   20.28             27.15            806    2019
                                                                                   20.83             20.28            971    2018
                                                                                   15.81             20.83          1,001    2017
                                                                                   15.12             15.81          6,151    2016
                                                                                   15.60             15.12          6,549    2015
                                                                                   16.18             15.60         73,833    2014
                                                                                   11.31             16.18          8,680    2013
                                                                                   10.01             11.31         10,917    2012
                                                                                    9.76             10.01         12,481    2011
---------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
 (Invesco Variable Insurance Funds)
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Capital Appreciation Fund -- Series II Shares          $18.73            $25.13          1,433    2020
                                                                                   14.01             18.73          2,296    2019
                                                                                   15.13             14.01          2,634    2018
                                                                                   12.15             15.13          2,898    2017
                                                                                   12.65             12.15          2,810    2016
                                                                                   12.44             12.65          6,450    2015
                                                                                   10.97             12.44          2,723    2014
                                                                                    8.61             10.97          3,129    2013
                                                                                    7.69              8.61          3,603    2012
                                                                                    7.92              7.69          3,834    2011
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Conservative Balanced Fund -- Series II Shares         $11.00            $12.41         31,936    2020
                                                                                    9.53             11.00         41,498    2019
                                                                                   10.25              9.53         44,803    2018
                                                                                    9.56             10.25         48,483    2017
                                                                                    9.25              9.56         50,433    2016
                                                                                    9.34              9.25         55,506    2015
                                                                                    8.78              9.34         59,794    2014
                                                                                    7.91              8.78         63,784    2013
                                                                                    7.16              7.91         80,461    2012
                                                                                    7.25              7.16         82,246    2011
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund --                       $20.76            $28.66             --    2020
   Series II Shares                                                                15.17             20.76             --    2019
                                                                                   16.45             15.17             --    2018
                                                                                   13.00             16.45             --    2017
                                                                                   12.94             13.00             --    2016
                                                                                   12.36             12.94             --    2015
                                                                                   11.90             12.36             --    2014
                                                                                    8.91             11.90             --    2013
                                                                                    7.79              8.91             --    2012
                                                                                    7.85              7.79             --    2011
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Global Fund -- Series II Shares                        $17.81            $22.32        145,527    2020
                                                                                   13.76             17.81         62,575    2019
                                                                                   16.14             13.76         75,393    2018
                                                                                   12.02             16.14        117,115    2017
                                                                                   12.23             12.02        136,439    2016
                                                                                   11.98             12.23        180,105    2015
                                                                                   11.93             11.98        199,518    2014
                                                                                    9.54             11.93        166,271    2013
                                                                                    8.01              9.54        185,668    2012
                                                                                    8.90              8.01        232,459    2011
---------------------------------------------------------------------------------------------------------------------------------

                                     B-90

                                                                                                                    Number of
                                                                                  Accumulation      Accumulation  Accumulation
                                                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                                                    Beginning of Period End of Period  End of Period
--------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Fund(R) -- Series II Shares                   $19.96            $22.35          1,123
                                                                                      15.39             19.96        188,736
                                                                                      17.01             15.39        235,447
                                                                                      14.82             17.01        225,356
                                                                                      13.52             14.82        267,443
                                                                                      13.32             13.52        209,932
                                                                                      12.26             13.32        241,181
                                                                                       9.47             12.26        265,506
                                                                                       8.25              9.47        301,574
                                                                                       8.41              8.25        627,983
--------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Small Cap Fund(R) -- Series II Shares         $21.36            $25.16         24,690
                                                                                      17.20             21.36         30,361
                                                                                      19.54             17.20         35,786
                                                                                      17.42             19.54         58,566
                                                                                      15.04             17.42         77,160
                                                                                      16.26             15.04        111,280
                                                                                      14.80             16.26        119,816
                                                                                      10.69             14.80        196,773
                                                                                       9.23             10.69        251,597
                                                                                       9.60              9.23        289,127
--------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares                            $23.69            $33.20             --
                                                                                      17.59             23.69             --
                                                                                      18.54             17.59             --
                                                                                      14.79             18.54             --
                                                                                      14.69             14.79             --
                                                                                      14.21             14.69             --
                                                                                      13.31             14.21             --
                                                                                       9.65             13.31             --
                                                                                      10.00              9.65             --
--------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Comstock Fund -- Series II shares                                     $18.29            $17.81          5,765
                                                                                      14.87             18.29          5,441
                                                                                      17.23             14.87          5,760
                                                                                      14.89             17.23          6,360
                                                                                      12.93             14.89        168,539
                                                                                      14.00             12.93         11,589
                                                                                      13.03             14.00         11,874
                                                                                       9.76             13.03         12,829
                                                                                       8.33              9.76         14,936
                                                                                       8.65              8.33         10,470
--------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                                   $17.24            $19.33            691
                                                                                      13.58             17.24        217,391
                                                                                      15.23             13.58        266,860
                                                                                      13.67             15.23        241,154
                                                                                      12.59             13.67        262,008
                                                                                      13.57             12.59          2,955
                                                                                      12.75             13.57          3,284
                                                                                      10.02             12.75          5,061
                                                                                       8.93             10.02          5,633
                                                                                       9.08              8.93          5,458
--------------------------------------------------------------------------------------------------------------------------------

Subaccounts                                                                    Year
-----------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Fund(R) -- Series II Shares             2020
                                                                               2019
                                                                               2018
                                                                               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
-----------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Small Cap Fund(R) -- Series II Shares   2020
                                                                               2019
                                                                               2018
                                                                               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
-----------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares                      2020
                                                                               2019
                                                                               2018
                                                                               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
-----------------------------------------------------------------------------------
  Invesco V.I. Comstock Fund -- Series II shares                               2020
                                                                               2019
                                                                               2018
                                                                               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
-----------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                             2020
                                                                               2019
                                                                               2018
                                                                               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
-----------------------------------------------------------------------------------

                                     B-91

                                                                                                             Number of
                                                                           Accumulation      Accumulation  Accumulation
                                                                          Unit Values at    Unit Values at   Units at
Subaccounts                                                             Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Equity and Income Fund -- Series II shares                     $17.31            $18.69         23,507    2020
                                                                               14.65             17.31         24,471    2019
                                                                               16.49             14.65         25,810    2018
                                                                               15.12             16.49         26,049    2017
                                                                               13.37             15.12         15,624    2016
                                                                               13.94             13.37         17,555    2015
                                                                               13.02             13.94         13,883    2014
                                                                               10.59             13.02         16,066    2013
                                                                                9.57             10.59         15,541    2012
                                                                                9.85              9.57         14,785    2011
-----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                  $11.88            $13.30          6,466    2020
                                                                                9.41             11.88         99,849    2019
                                                                               11.27              9.41        121,845    2018
                                                                                9.33             11.27        140,518    2017
                                                                                9.54              9.33        115,298    2016
                                                                                9.95              9.54        223,616    2015
                                                                               10.10              9.95        156,066    2014
                                                                                8.64             10.10        160,364    2013
                                                                                7.61              8.64        171,569    2012
                                                                                8.32              7.61        127,763    2011
-----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Value Opportunities Fund -- Series II shares                   $12.76            $13.24             --    2020
                                                                                9.96             12.76             --    2019
                                                                               12.55              9.96             --    2018
                                                                               10.87             12.55             --    2017
                                                                                9.36             10.87             --    2016
                                                                               10.65              9.36             --    2015
                                                                               10.17             10.65             --    2014
                                                                                7.75             10.17             --    2013
                                                                                6.69              7.75             --    2012
                                                                                7.03              6.69             --    2011
-----------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                    $12.17            $13.12         42,382    2020
                                                                               11.35             12.17        110,992    2019
                                                                               11.86             11.35        123,883    2018
                                                                               11.62             11.86        124,034    2017
                                                                               11.31             11.62        159,542    2016
                                                                               11.78             11.31         60,761    2015
                                                                               11.58             11.78        245,361    2014
                                                                               12.85             11.58        258,073    2013
                                                                               12.16             12.85        226,083    2012
                                                                               11.05             12.16        203,585    2011
-----------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Advantage U.S. Total Market V.I. Fund -- Class III Shares         $20.43            $24.07          1,032    2020
                                                                               16.13             20.43          1,115    2019
                                                                               17.55             16.13          3,069    2018
                                                                               15.66             17.55          3,153    2017
                                                                               12.89             15.66          3,180    2016
                                                                               14.05             12.89          3,404    2015
                                                                               13.58             14.05          3,387    2014
                                                                                9.71             13.58          3,475    2013
                                                                                8.71              9.71          3,948    2012
                                                                                9.08              8.71          4,034    2011
-----------------------------------------------------------------------------------------------------------------------------

                                     B-92

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                    $16.78            $17.04         10,781    2020
                                                                          13.80             16.78         63,988    2019
                                                                          15.25             13.80         73,744    2018
                                                                          14.34             15.25         87,965    2017
                                                                          12.38             14.34        161,232    2016
                                                                          13.39             12.38         27,599    2015
                                                                          12.41             13.39         24,897    2014
                                                                           9.16             12.41         25,978    2013
                                                                           8.17              9.16         31,487    2012
                                                                           8.54              8.17         32,660    2011
------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares              $13.75            $16.34        255,583    2020
                                                                          11.86             13.75        304,148    2019
                                                                          13.04             11.86        397,072    2018
                                                                          11.65             13.04        443,828    2017
                                                                          11.39             11.65        512,340    2016
                                                                          11.69             11.39        547,652    2015
                                                                          11.65             11.69        603,974    2014
                                                                          10.34             11.65        675,048    2013
                                                                           9.55             10.34        750,501    2012
                                                                          10.07              9.55        762,803    2011
------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Focus Growth V.I. Fund -- Class III Shares         $24.11            $34.05             --    2020
                                                                          18.51             24.11             --    2019
                                                                          18.29             18.51             --    2018
                                                                          14.38             18.29             --    2017
                                                                          13.58             14.38             --    2016
                                                                          13.46             13.58             --    2015
                                                                          11.99             13.46             --    2014
                                                                           9.12             11.99             --    2013
                                                                           8.07              9.12             --    2012
                                                                           8.01              8.07             --    2011
------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Series Trust II
------------------------------------------------------------------------------------------------------------------------
  CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1                      $17.05            $22.14        171,663    2020
                                                                          13.14             17.05         53,976    2019
                                                                          13.68             13.14         68,406    2018
                                                                          10.44             13.68        136,594    2017
                                                                          10.00             10.44          1,610    2016
------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Overseas Core Fund -- Class 2           $12.26            $13.14            551    2020
                                                                           9.95             12.26            540    2019
                                                                          12.15              9.95            570    2018
                                                                           9.70             12.15          1,134    2017
                                                                          10.00              9.70          1,743    2016
------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
------------------------------------------------------------------------------------------------------------------------
  VT Floating -- Rate Income Fund                                        $13.08            $13.13         38,999    2020
                                                                          12.40             13.08         83,226    2019
                                                                          12.61             12.40        110,299    2018
                                                                          12.38             12.61         74,427    2017
                                                                          11.55             12.38         62,682    2016
                                                                          11.85             11.55         93,735    2015
                                                                          11.96             11.85        183,902    2014
                                                                          11.70             11.96        186,822    2013
                                                                          11.08             11.70        129,463    2012
                                                                          10.97             11.08          2,076    2011
------------------------------------------------------------------------------------------------------------------------

                                     B-93

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
Federated Hermes Insurance Series
-----------------------------------------------------------------------------------------------------------------------
  Federated Hermes High Income Bond Fund II -- Service Shares           $18.32            $19.02            372    2020
                                                                         16.30             18.32            386    2019
                                                                         17.15             16.30            389    2018
                                                                         16.34             17.15            396    2017
                                                                         14.49             16.34            379    2016
                                                                         15.13             14.49            406    2015
                                                                         15.01             15.13            406    2014
                                                                         14.28             15.01             --    2013
                                                                         12.69             14.28             --    2012
                                                                         12.29             12.69            436    2011
-----------------------------------------------------------------------------------------------------------------------
  Federated Hermes Kaufmann Fund II -- Service Shares                   $21.67            $27.42         23,575    2020
                                                                         16.49             21.67          2,090    2019
                                                                         16.17             16.49          2,649    2018
                                                                         12.84             16.17          3,466    2017
                                                                         12.61             12.84          7,287    2016
                                                                         12.06             12.61          7,309    2015
                                                                         11.20             12.06          8,577    2014
                                                                          8.14             11.20          9,655    2013
                                                                          7.07              8.14         12,357    2012
                                                                          8.30              7.07        195,314    2011
-----------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
-----------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                             $18.73            $22.51         46,227    2020
                                                                         15.32             18.73         52,840    2019
                                                                         16.29             15.32         39,734    2018
                                                                         14.25             16.29         43,896    2017
                                                                         13.53             14.25         96,460    2016
                                                                         13.69             13.53        103,787    2015
                                                                         12.64             13.69        124,746    2014
                                                                         10.77             12.64        136,760    2013
                                                                          9.52             10.77        147,631    2012
                                                                         10.06              9.52        158,808    2011
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $19.62            $25.16         27,377    2020
                                                                         15.18             19.62         77,347    2019
                                                                         16.52             15.18         94,325    2018
                                                                         13.80             16.52        154,977    2017
                                                                         13.01             13.80        129,542    2016
                                                                         13.16             13.01        456,861    2015
                                                                         11.97             13.16        513,934    2014
                                                                          9.29             11.97        604,806    2013
                                                                          8.12              9.29        681,115    2012
                                                                          8.49              8.12         71,639    2011
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $20.91            $27.44             --    2020
                                                                         16.36             20.91             --    2019
                                                                         17.52             16.36             --    2018
                                                                         14.41             17.52             --    2017
                                                                         14.26             14.41            300    2016
                                                                         14.33             14.26          1,727    2015
                                                                         13.16             14.33            367    2014
                                                                          9.67             13.16            390    2013
                                                                          8.03              9.67            588    2012
                                                                          8.39              8.03            700    2011
-----------------------------------------------------------------------------------------------------------------------

                                     B-94

                                                                                                Number of
                                                              Accumulation      Accumulation  Accumulation
                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                 $16.45            $17.24        223,456    2020
                                                                  13.15             16.45         57,916    2019
                                                                  14.60             13.15         68,863    2018
                                                                  13.17             14.60         82,672    2017
                                                                  11.36             13.17          8,118    2016
                                                                  12.05             11.36        203,928    2015
                                                                  11.28             12.05        232,745    2014
                                                                   8.97             11.28        297,039    2013
                                                                   7.78              8.97        314,981    2012
                                                                   7.85              7.78          5,397    2011
----------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2               $18.60            $19.70          2,959    2020
                                                                  14.57             18.60          2,949    2019
                                                                  16.30             14.57          3,232    2018
                                                                  14.20             16.30          3,519    2017
                                                                  12.45             14.20          3,723    2016
                                                                  12.98             12.45          4,308    2015
                                                                  11.96             12.98          4,520    2014
                                                                   9.12             11.96          4,914    2013
                                                                   7.83              9.12          5,621    2012
                                                                   7.85              7.83          6,255    2011
----------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Service Class 2          $32.99            $54.65         50,056    2020
                                                                  23.85             32.99             --    2019
                                                                  21.59             23.85             74    2018
                                                                  16.35             21.59            379    2017
                                                                  16.59             16.35            440    2016
                                                                  16.00             16.59        122,655    2015
                                                                  14.52             16.00         54,632    2014
                                                                  10.72             14.52         61,169    2013
                                                                  10.00             10.72         75,072    2012
----------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                        $22.46            $31.74          6,160    2020
                                                                  17.03             22.46          7,712    2019
                                                                  17.37             17.03          8,881    2018
                                                                  13.09             17.37          7,098    2017
                                                                  13.22             13.09          7,923    2016
                                                                  12.56             13.22          8,454    2015
                                                                  11.49             12.56             87    2014
                                                                   8.59             11.49             99    2013
                                                                   7.62              8.59            136    2012
                                                                   7.74              7.62            150    2011
----------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2         $13.71            $14.73        177,596    2020
                                                                  12.73             13.71        202,665    2019
                                                                  13.03             12.73        228,860    2018
                                                                  12.73             13.03        363,756    2017
                                                                  12.37             12.73        497,062    2016
                                                                  12.67             12.37        515,735    2015
                                                                  12.19             12.67        309,343    2014
                                                                  12.64             12.19        377,268    2013
                                                                  12.16             12.64        408,302    2012
                                                                  11.54             12.16         13,550    2011
----------------------------------------------------------------------------------------------------------------

                                     B-95

                                                                                           Number of
                                                         Accumulation      Accumulation  Accumulation
                                                        Unit Values at    Unit Values at   Units at
Subaccounts                                           Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                  $18.04            $20.93          3,896    2020
                                                             14.87             18.04         88,935    2019
                                                             17.73             14.87        103,084    2018
                                                             14.94             17.73        116,007    2017
                                                             13.56             14.94        148,231    2016
                                                             14.00             13.56        129,988    2015
                                                             13.41             14.00        260,311    2014
                                                             10.02             13.41        241,634    2013
                                                              8.89             10.02        283,440    2012
                                                             10.13              8.89         20,178    2011
-----------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2         $17.22            $18.31             --    2020
                                                             13.04             17.22             --    2019
                                                             16.06             13.04             --    2018
                                                             13.70             16.06             --    2017
                                                             12.73             13.70             --    2016
                                                             13.36             12.73             --    2015
                                                             12.74             13.36             --    2014
                                                              9.94             12.74             --    2013
                                                              7.95              9.94             --    2012
                                                              8.87              7.95             --    2011
-----------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------
  Franklin Allocation VIP Fund -- Class 2 Shares            $13.82            $15.21         93,089    2020
                                                             11.71             13.82        110,082    2019
                                                             13.17             11.71        152,779    2018
                                                             11.95             13.17        174,199    2017
                                                             10.72             11.95        209,735    2016
                                                             11.61             10.72        252,838    2015
                                                             11.47             11.61        295,514    2014
                                                              9.41             11.47        342,830    2013
                                                              8.29              9.41        406,867    2012
                                                              8.55              8.29        431,640    2011
-----------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                $15.60            $15.47        233,054    2020
                                                             13.65             15.60        256,021    2019
                                                             14.49             13.65        289,368    2018
                                                             13.42             14.49        322,095    2017
                                                             11.96             13.42        349,737    2016
                                                             13.07             11.96        426,981    2015
                                                             12.69             13.07        462,367    2014
                                                             11.31             12.69        510,632    2013
                                                             10.20             11.31        552,265    2012
                                                             10.12             10.20        595,532    2011
-----------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares         $14.65            $13.69          8,367    2020
                                                             12.14             14.65          7,327    2019
                                                             13.56             12.14         10,855    2018
                                                             12.71             13.56          9,122    2017
                                                             11.12             12.71          9,036    2016
                                                             11.89             11.12         10,250    2015
                                                             11.27             11.89         15,614    2014
                                                              8.93             11.27         16,432    2013
                                                              7.94              8.93          5,902    2012
                                                              8.15              7.94        169,495    2011
-----------------------------------------------------------------------------------------------------------

                                     B-96

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares                          $11.07            $11.53          2,106    2020
                                                                         9.76             11.07          2,250    2019
                                                                        11.65              9.76         10,112    2018
                                                                         9.98             11.65         10,197    2017
                                                                         9.25              9.98         10,506    2016
                                                                        10.05              9.25         10,641    2015
                                                                        10.50             10.05         26,906    2014
                                                                         8.15             10.50         26,526    2013
                                                                         6.84              8.15         16,611    2012
                                                                         7.47              6.84         18,031    2011
----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Government Money Market Fund -- Service Shares         $ 9.26            $ 9.14         34,802    2020
                                                                         9.23              9.26         47,948    2019
                                                                         9.24              9.23         31,884    2018
                                                                         9.34              9.24         26,530    2017
                                                                         9.48              9.34          9,122    2016
                                                                         9.63              9.48          1,482    2015
                                                                         9.78              9.63          9,103    2014
                                                                         9.94              9.78         51,525    2013
                                                                        10.00              9.94         35,873    2012
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Balanced Portfolio -- Service Shares                 $21.06            $23.64         47,335    2020
                                                                        17.50             21.06         50,866    2019
                                                                        17.70             17.50         36,816    2018
                                                                        15.22             17.70         49,608    2017
                                                                        14.81             15.22         61,317    2016
                                                                        14.99             14.81        102,117    2015
                                                                        14.06             14.99        107,588    2014
                                                                        11.92             14.06        119,909    2013
                                                                        10.68             11.92        129,620    2012
                                                                        10.71             10.68        140,909    2011
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Forty Portfolio -- Service Shares                    $24.09            $32.98            232    2020
                                                                        17.88             24.09            493    2019
                                                                        17.86             17.88            715    2018
                                                                        13.95             17.86          1,017    2017
                                                                        13.90             13.95         79,967    2016
                                                                        12.61             13.90         86,632    2015
                                                                        11.81             12.61        109,603    2014
                                                                         9.17             11.81        120,137    2013
                                                                         7.52              9.17        140,992    2012
                                                                         8.21              7.52        140,220    2011
----------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Aggressive Growth Portfolio -- Class II         $22.44            $26.02            938    2020
                                                                        18.28             22.44            984    2019
                                                                        20.30             18.28          1,020    2018
                                                                        17.78             20.30          1,118    2017
                                                                        17.89             17.78          1,172    2016
                                                                        18.53             17.89          1,182    2015
                                                                        15.68             18.53          1,257    2014
                                                                        10.81             15.68          1,487    2013
                                                                         9.27             10.81          1,869    2012
                                                                         9.21              9.27          2,079    2011
----------------------------------------------------------------------------------------------------------------------

                                     B-97

                                                                                                   Number of
                                                                 Accumulation      Accumulation  Accumulation
                                                                Unit Values at    Unit Values at   Units at
Subaccounts                                                   Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Large Cap Value Portfolio -- Class I         $13.58            $14.07             --    2020
                                                                     10.70             13.58             --    2019
                                                                     11.93             10.70             --    2018
                                                                     10.55             11.93             --    2017
                                                                      9.49             10.55             --    2016
                                                                      9.92              9.49             --    2015
                                                                     10.00              9.92             --    2014
-------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
-------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares             $21.09            $23.58             --    2020
                                                                     16.32             21.09             --    2019
                                                                     17.58             16.32             --    2018
                                                                     14.52             17.58             --    2017
                                                                     13.61             14.52             --    2016
                                                                     13.83             13.61             --    2015
                                                                     12.69             13.83             --    2014
                                                                      9.78             12.69             --    2013
                                                                      8.36              9.78             --    2012
                                                                      8.71              8.36             --    2011
-------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                $16.24            $17.51         49,734    2020
                                                                     13.73             16.24         57,133    2019
                                                                     14.82             13.73         62,410    2018
                                                                     13.44             14.82         69,708    2017
                                                                     12.54             13.44         73,974    2016
                                                                     12.81             12.54         84,647    2015
                                                                     12.02             12.81         90,334    2014
                                                                     10.29             12.02        101,516    2013
                                                                      9.42             10.29        144,601    2012
                                                                      9.42              9.42        148,893    2011
-------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                   $17.03            $17.70          4,111    2020
                                                                     13.86             17.03          4,371    2019
                                                                     13.96             13.86          6,080    2018
                                                                     12.39             13.96          6,670    2017
                                                                     11.31             12.39          7,501    2016
                                                                     13.48             11.31          7,919    2015
                                                                     12.17             13.48          7,362    2014
                                                                     10.28             12.17          9,813    2013
                                                                      9.23             10.28         11,022    2012
                                                                      8.80              9.23         11,856    2011
-------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
-------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio --          $17.38            $20.91             --    2020
   Service Class Shares                                              12.65             17.38             --    2019
                                                                     12.78             12.65             --    2018
                                                                     10.13             12.78             --    2017
                                                                      9.72             10.13             --    2016
                                                                     10.00              9.72             --    2015
-------------------------------------------------------------------------------------------------------------------

                                     B-98

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $13.81            $14.67            633    2020
                                                                              12.55             13.81            640    2019
                                                                              13.49             12.55            658    2018
                                                                              12.08             13.49            656    2017
                                                                              10.87             12.08            709    2016
                                                                              12.16             10.87            778    2015
                                                                              12.29             12.16            726    2014
                                                                              12.47             12.29          1,667    2013
                                                                              11.04             12.47          1,583    2012
                                                                              11.00             11.04          1,919    2011
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $17.35            $18.06         28,528    2020
                                                                              15.36             17.35         62,975    2019
                                                                              16.03             15.36         58,100    2018
                                                                              15.27             16.03         59,041    2017
                                                                              13.79             15.27         67,196    2016
                                                                              14.25             13.79        187,257    2015
                                                                              14.00             14.25        118,020    2014
                                                                              13.45             14.00         86,025    2013
                                                                              11.95             13.45         85,073    2012
                                                                              11.75             11.95        120,504    2011
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $18.31            $21.16         75,448    2020
                                                                              16.41             18.31         63,331    2019
                                                                              17.08             16.41         61,272    2018
                                                                              15.92             17.08         56,208    2017
                                                                              16.06             15.92         65,073    2016
                                                                              16.54             16.06          9,810    2015
                                                                              13.55             16.54         11,791    2014
                                                                              15.81             13.55         14,981    2013
                                                                              15.38             15.81         14,565    2012
                                                                              12.22             15.38         14,842    2011
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $11.50            $11.66        252,807    2020
                                                                              11.23             11.50        111,208    2019
                                                                              11.37             11.23        119,023    2018
                                                                              11.40             11.37        114,875    2017
                                                                              11.42             11.40        134,924    2016
                                                                              11.56             11.42        261,944    2015
                                                                              11.64             11.56        653,860    2014
                                                                              11.84             11.64        632,839    2013
                                                                              11.36             11.84        598,673    2012
                                                                              11.41             11.36        704,331    2011
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $14.68            $15.70        159,111    2020
                                                                              13.76             14.68        220,057    2019
                                                                              14.06             13.76        261,417    2018
                                                                              13.61             14.06        375,250    2017
                                                                              13.46             13.61        514,644    2016
                                                                              13.61             13.46        594,831    2015
                                                                              13.26             13.61        396,276    2014
                                                                              13.74             13.26        465,980    2013
                                                                              12.73             13.74        447,526    2012
                                                                              12.48             12.73        496,338    2011
----------------------------------------------------------------------------------------------------------------------------

                                     B-99

                                                                                              Number of
                                                            Accumulation      Accumulation  Accumulation
                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                              Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
--------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                        $32.23            $45.99             --    2020
                                                                23.92             32.23             --    2019
                                                                24.74             23.92             --    2018
                                                                19.17             24.74             --    2017
                                                                18.37             19.17             --    2016
                                                                17.24             18.37             --    2015
                                                                14.91             17.24             --    2014
                                                                11.25             14.91             --    2013
                                                                 9.79             11.25             --    2012
                                                                 9.73              9.79             --    2011
--------------------------------------------------------------------------------------------------------------
State Street Variable Insurance Series Funds, Inc.
--------------------------------------------------------------------------------------------------------------
  Income V.I.S. Fund -- Class 1 Shares                         $12.30            $12.96         28,485    2020
                                                                11.50             12.30         33,313    2019
                                                                11.85             11.50         35,050    2018
                                                                11.66             11.85         37,706    2017
                                                                11.50             11.66         38,811    2016
                                                                11.73             11.50         38,978    2015
                                                                11.33             11.73         43,245    2014
                                                                11.67             11.33         43,122    2013
                                                                11.22             11.67         43,371    2012
                                                                10.63             11.22         44,700    2011
--------------------------------------------------------------------------------------------------------------
  Premier Growth Equity V.I.S. Fund -- Class 1 Shares          $27.02            $35.54             --    2020
                                                                19.98             27.02             --    2019
                                                                20.86             19.98             --    2018
                                                                16.51             20.86             --    2017
                                                                16.36             16.51             --    2016
                                                                16.09             16.36             --    2015
                                                                14.33             16.09             --    2014
                                                                10.79             14.33             --    2013
                                                                 9.07             10.79             --    2012
                                                                 9.17              9.07             --    2011
--------------------------------------------------------------------------------------------------------------
  Real Estate Securities V.I.S. Fund -- Class 1 Shares         $20.65            $19.26         32,862    2020
                                                                16.62             20.65         32,040    2019
                                                                17.91             16.62         38,116    2018
                                                                17.19             17.91         40,270    2017
                                                                16.16             17.19         46,168    2016
                                                                15.70             16.16         61,138    2015
                                                                12.09             15.70         69,016    2014
                                                                11.97             12.09        132,451    2013
                                                                10.41             11.97         46,312    2012
                                                                 9.63             10.41         45,751    2011
--------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index V.I.S. Fund -- Class 1 Shares               $21.95            $25.48          1,331    2020
                                                                17.01             21.95          2,476    2019
                                                                18.14             17.01          2,814    2018
                                                                15.16             18.14          4,698    2017
                                                                13.80             15.16          5,257    2016
                                                                13.87             13.80          4,178    2015
                                                                12.43             13.87          4,655    2014
                                                                 9.57             12.43          4,181    2013
                                                                 8.40              9.57          4,922    2012
                                                                 8.39              8.40          5,969    2011
--------------------------------------------------------------------------------------------------------------

                                     B-100

                                                                                           Number of
                                                         Accumulation      Accumulation  Accumulation
                                                        Unit Values at    Unit Values at   Units at
Subaccounts                                           Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------
  Small-Cap Equity V.I.S. Fund -- Class 1 Shares            $21.23            $23.94             596   2020
                                                             17.10             21.23             930   2019
                                                             19.24             17.10             891   2018
                                                             17.34             19.24             932   2017
                                                             14.23             17.34             965   2016
                                                             15.07             14.23           1,344   2015
                                                             14.75             15.07           1,617   2014
                                                             10.95             14.75           2,139   2013
                                                              9.71             10.95           2,980   2012
                                                              9.56              9.71           3,579   2011
-----------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 3 Shares                $12.93            $13.51         874,485   2020
                                                             11.36             12.93         986,533   2019
                                                             12.36             11.36       1,122,968   2018
                                                             10.89             12.36       1,275,679   2017
                                                             10.43             10.89       1,534,021   2016
                                                             10.74             10.43       1,771,756   2015
                                                             10.38             10.74       2,001,627   2014
                                                              9.20             10.38       2,294,301   2013
                                                              8.32              9.20       2,439,878   2012
                                                              8.72              8.32       2,608,825   2011
-----------------------------------------------------------------------------------------------------------
  U.S. Equity V.I.S. Fund -- Class 1 Shares                 $20.81            $25.13              --   2020
                                                             16.04             20.81              --   2019
                                                             16.87             16.04              --   2018
                                                             14.29             16.87             237   2017
                                                             13.28             14.29              --   2016
                                                             13.80             13.28              --   2015
                                                             12.43             13.80              --   2014
                                                              9.43             12.43              --   2013
                                                              8.27              9.43              --   2012
                                                              8.65              8.27              --   2011
-----------------------------------------------------------------------------------------------------------
The Prudential Series Fund
-----------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares         $20.10            $25.81             560   2020
                                                             15.90             20.10             686   2019
                                                             17.13             15.90           2,609   2018
                                                             13.41             17.13           2,726   2017
                                                             13.46             13.41           2,954   2016
                                                             12.91             13.46           2,921   2015
                                                             12.29             12.91           3,393   2014
                                                              9.65             12.29           3,620   2013
                                                              8.86              9.65           4,053   2012
                                                              9.43              8.86           4,124   2011
-----------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                     $27.35            $41.89              --   2020
                                                             20.92             27.35              --   2019
                                                             21.50             20.92              --   2018
                                                             16.04             21.50              --   2017
                                                             16.51             16.04              --   2016
                                                             15.10             16.51              --   2015
                                                             14.00             15.10              --   2014
                                                             10.37             14.00              --   2013
                                                              9.10             10.37              --   2012
                                                              9.25              9.10              --   2011
-----------------------------------------------------------------------------------------------------------

                                     B-101

                                                                                        Number of
                                                      Accumulation      Accumulation  Accumulation
                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                        Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares         $ 4.84            $ 5.33        125,942    2020
                                                           4.46              4.84        248,535    2019
                                                           5.55              4.46        261,696    2018
                                                           5.67              5.55        223,962    2017
                                                           4.62              5.67        137,879    2016
                                                           6.59              4.62         99,252    2015
                                                           8.35              6.59         89,712    2014
                                                           7.72              8.35         77,344    2013
                                                           8.08              7.72         77,770    2012
                                                          10.18              8.08         32,666    2011
--------------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust
--------------------------------------------------------------------------------------------------------
  Wells Fargo VT Omega Growth Fund -- Class 2            $34.08            $48.05            234    2020
                                                          25.26             34.08            325    2019
                                                          25.59             25.26            432    2018
                                                          19.31             25.59            486    2017
                                                          19.51             19.31            594    2016
                                                          19.56             19.51          1,557    2015
                                                          19.13             19.56            597    2014
                                                          13.89             19.13            625    2013
                                                          11.72             13.89            757    2012
                                                          12.60             11.72             --    2011
--------------------------------------------------------------------------------------------------------

                                     B-102

        Payment Optimizer Plus (for Joint Annuitant contracts) Elected

                                                                                          Number of
                                                        Accumulation      Accumulation  Accumulation
                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                          Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
----------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B         $13.81            $14.76           984     2020
                                                            11.95             13.81         1,099     2019
                                                            13.06             11.95         1,232     2018
                                                            11.55             13.06         1,364     2017
                                                            11.30             11.55         5,052     2016
                                                            11.41             11.30         5,933     2015
                                                            10.89             11.41         6,129     2014
                                                             9.58             10.89         6,825     2013
                                                             8.64              9.58         7,443     2012
                                                             9.11              8.64         8,152     2011
----------------------------------------------------------------------------------------------------------
  AB Global Thematic Growth Portfolio -- Class B           $15.42            $20.98            --     2020
                                                            12.15             15.42            --     2019
                                                            13.80             12.15            --     2018
                                                            10.35             13.80            --     2017
                                                            10.68             10.35            --     2016
                                                            10.64             10.68            --     2015
                                                            10.38             10.64            --     2014
                                                             8.63             10.38            --     2013
                                                             7.80              8.63            --     2012
                                                            10.41              7.80            --     2011
----------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                $17.99            $18.03            --     2020
                                                            14.88             17.99            --     2019
                                                            16.16             14.88            --     2018
                                                            13.93             16.16            --     2017
                                                            12.83             13.93            --     2016
                                                            12.93             12.83            --     2015
                                                            12.10             12.93            --     2014
                                                             9.19             12.10            --     2013
                                                             8.01              9.19            --     2012
                                                             7.73              8.01            --     2011
----------------------------------------------------------------------------------------------------------
  AB International Value Portfolio -- Class B              $ 6.32            $ 6.32         1,269     2020
                                                             5.53              6.32         1,816     2019
                                                             7.35              5.53         1,874     2018
                                                             6.00              7.35         2,183     2017
                                                             6.19              6.00         6,083     2016
                                                             6.18              6.19         4,395     2015
                                                             6.76              6.18         4,846     2014
                                                             5.63              6.76         3,499     2013
                                                             5.04              5.63         6,613     2012
                                                             6.40              5.04         7,220     2011
----------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                 $27.53            $36.39            --     2020
                                                            20.95             27.53            --     2019
                                                            20.94             20.95            --     2018
                                                            16.26             20.94            --     2017
                                                            16.24             16.26            --     2016
                                                            14.98             16.24            --     2015
                                                            13.46             14.98            --     2014
                                                            10.04             13.46            --     2013
                                                             8.80             10.04            --     2012
                                                             9.35              8.80            --     2011
----------------------------------------------------------------------------------------------------------

                                     B-103

                                                                                                                 Number of
                                                                               Accumulation      Accumulation  Accumulation
                                                                              Unit Values at    Unit Values at   Units at
Subaccounts                                                                 Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------------
  AB Small Cap Growth Portfolio -- Class B                                        $28.91            $43.44           185     2020
                                                                                   21.73             28.91            --     2019
                                                                                   22.47             21.73            --     2018
                                                                                   17.18             22.47            --     2017
                                                                                   16.53             17.18            --     2016
                                                                                   17.17             16.53            --     2015
                                                                                   17.93             17.17           885     2014
                                                                                   12.61             17.93            --     2013
                                                                                   11.24             12.61            --     2012
                                                                                   11.03             11.24            --     2011
---------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Capital Appreciation Fund -- Series II Shares          $19.67            $26.20            --     2020
                                                                                   14.80             19.67            --     2019
                                                                                   16.10             14.80            --     2018
                                                                                   13.01             16.10            --     2017
                                                                                   13.63             13.01            --     2016
                                                                                   13.50             13.63            --     2015
                                                                                   11.99             13.50            --     2014
                                                                                    9.47             11.99            --     2013
                                                                                    8.51              9.47            --     2012
                                                                                    8.82              8.51            --     2011
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Conservative Balanced Fund -- Series II Shares         $10.42            $11.68         1,551     2020
                                                                                    9.09             10.42         1,738     2019
                                                                                    9.84              9.09         1,903     2018
                                                                                    9.23              9.84         2,043     2017
                                                                                    8.99              9.23         2,137     2016
                                                                                    9.14              8.99         2,271     2015
                                                                                    8.66              9.14         2,473     2014
                                                                                    7.84              8.66         2,665     2013
                                                                                    7.15              7.84         9,752     2012
                                                                                    7.29              7.15         9,924     2011
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund --                       $20.57            $28.21            --     2020
   Series II Shares                                                                15.13             20.57            --     2019
                                                                                   16.51             15.13            --     2018
                                                                                   13.14             16.51            --     2017
                                                                                   13.16             13.14            --     2016
                                                                                   12.66             13.16            --     2015
                                                                                   12.26             12.66            --     2014
                                                                                    9.24             12.26            --     2013
                                                                                    8.14              9.24            --     2012
                                                                                    8.25              8.14            --     2011
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Global Fund -- Series II Shares                        $17.61            $21.94         1,832     2020
                                                                                   13.70             17.61           434     2019
                                                                                   16.18             13.70           505     2018
                                                                                   12.13             16.18         1,331     2017
                                                                                   12.43             12.13         1,283     2016
                                                                                   12.26             12.43         1,750     2015
                                                                                   12.28             12.26         2,445     2014
                                                                                    9.89             12.28         1,923     2013
                                                                                    8.36              9.89         2,232     2012
                                                                                    9.34              8.36         3,277     2011
---------------------------------------------------------------------------------------------------------------------------------

                                     B-104

                                                                                                                    Number of
                                                                                  Accumulation      Accumulation  Accumulation
                                                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                                                    Beginning of Period End of Period  End of Period
--------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Fund(R) -- Series II Shares                   $19.36            $21.53            --
                                                                                      15.03             19.36         2,574
                                                                                      16.72             15.03         2,963
                                                                                      14.66             16.72         3,168
                                                                                      13.46             14.66         3,557
                                                                                      13.35             13.46         2,415
                                                                                      12.37             13.35         3,382
                                                                                       9.62             12.37         3,813
                                                                                       8.44              9.62         4,592
                                                                                       8.65              8.44        13,010
--------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Small Cap Fund(R) -- Series II Shares         $19.82            $23.19           345
                                                                                      16.07             19.82           388
                                                                                      18.37             16.07           425
                                                                                      16.49             18.37           874
                                                                                      14.32             16.49           954
                                                                                      15.60             14.32         1,514
                                                                                      14.28             15.60         1,946
                                                                                      10.39             14.28         3,306
                                                                                       9.02             10.39         4,286
                                                                                       9.45              9.02         6,073
--------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares                            $22.51            $31.34            --
                                                                                      16.83             22.51            --
                                                                                      17.86             16.83            --
                                                                                      14.34             17.86            --
                                                                                      14.34             14.34            --
                                                                                      13.96             14.34            --
                                                                                      13.16             13.96            --
                                                                                       9.60             13.16            --
                                                                                      10.00              9.60            --
--------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series II shares                           $24.98            $34.69            --
                                                                                      18.72             24.98            --
                                                                                      19.92             18.72            --
                                                                                      16.03             19.92            --
                                                                                      16.07             16.03            --
                                                                                      15.69             16.07            --
                                                                                      14.83             15.69            --
                                                                                      10.85             14.83            --
                                                                                       9.78             10.85            --
                                                                                      10.68              9.78            --
--------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Comstock Fund -- Series II shares                                     $17.00            $16.45            --
                                                                                      13.91             17.00            --
                                                                                      16.24             13.91            --
                                                                                      14.12             16.24            --
                                                                                      12.34             14.12         2,206
                                                                                      13.45             12.34            --
                                                                                      12.61             13.45            --
                                                                                       9.50             12.61            --
                                                                                       8.17              9.50            --
                                                                                       8.53              8.17            --
--------------------------------------------------------------------------------------------------------------------------------

Subaccounts                                                                    Year
-----------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Fund(R) -- Series II Shares             2020
                                                                               2019
                                                                               2018
                                                                               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
-----------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Small Cap Fund(R) -- Series II Shares   2020
                                                                               2019
                                                                               2018
                                                                               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
-----------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares                      2020
                                                                               2019
                                                                               2018
                                                                               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
-----------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series II shares                     2020
                                                                               2019
                                                                               2018
                                                                               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
-----------------------------------------------------------------------------------
  Invesco V.I. Comstock Fund -- Series II shares                               2020
                                                                               2019
                                                                               2018
                                                                               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
-----------------------------------------------------------------------------------

                                     B-105

                                                                                                    Number of
                                                                  Accumulation      Accumulation  Accumulation
                                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                                    Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                   $17.33            $19.29            --     2020
                                                                      13.74             17.33         2,876     2019
                                                                      15.50             13.74         3,245     2018
                                                                      14.01             15.50         3,438     2017
                                                                      12.99             14.01         3,332     2016
                                                                      14.09             12.99            --     2015
                                                                      13.32             14.09            --     2014
                                                                      10.54             13.32            --     2013
                                                                       9.46             10.54            --     2012
                                                                       9.68              9.46            --     2011
--------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Equity and Income Fund -- Series II shares            $15.95            $17.11           651     2020
                                                                      13.59             15.95           678     2019
                                                                      15.40             13.59           714     2018
                                                                      14.21             15.40           745     2017
                                                                      12.65             14.21           764     2016
                                                                      13.28             12.65           875     2015
                                                                      12.49             13.28           921     2014
                                                                      10.22             12.49         1,001     2013
                                                                       9.30             10.22         1,120     2012
                                                                       9.63              9.30         1,210     2011
--------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares         $12.88            $14.33            --     2020
                                                                      10.27             12.88         1,189     2019
                                                                      12.38             10.27         1,360     2018
                                                                      10.32             12.38         1,725     2017
                                                                      10.62             10.32         1,018     2016
                                                                      11.15             10.62         2,556     2015
                                                                      11.39             11.15         2,029     2014
                                                                       9.81             11.39         2,075     2013
                                                                       8.71              9.81         2,251     2012
                                                                       9.57              8.71         2,100     2011
--------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Value Opportunities Fund -- Series II shares          $12.04            $12.40            --     2020
                                                                       9.46             12.04            --     2019
                                                                      11.99              9.46            --     2018
                                                                      10.46             11.99            --     2017
                                                                       9.07             10.46            --     2016
                                                                      10.38              9.07            --     2015
                                                                       9.98             10.38            --     2014
                                                                       7.65              9.98            --     2013
                                                                       6.65              7.65            --     2012
                                                                       7.04              6.65            --     2011
--------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
--------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                           $11.77            $12.61           629     2020
                                                                      11.05             11.77         1,614     2019
                                                                      11.63             11.05         1,602     2018
                                                                      11.47             11.63         1,814     2017
                                                                      11.23             11.47         1,830     2016
                                                                      11.77             11.23           482     2015
                                                                      11.66             11.77         3,186     2014
                                                                      13.02             11.66         3,300     2013
                                                                      12.40             13.02         2,796     2012
                                                                      11.34             12.40         3,663     2011
--------------------------------------------------------------------------------------------------------------------

                                     B-106

                                                                                                             Number of
                                                                           Accumulation      Accumulation  Accumulation
                                                                          Unit Values at    Unit Values at   Units at
Subaccounts                                                             Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Advantage U.S. Total Market V.I. Fund -- Class III Shares         $18.99            $22.22             --    2020
                                                                               15.09             18.99             --    2019
                                                                               16.53             15.09             --    2018
                                                                               14.85             16.53             --    2017
                                                                               12.30             14.85             --    2016
                                                                               13.49             12.30             --    2015
                                                                               13.13             13.49             --    2014
                                                                                9.45             13.13             --    2013
                                                                                8.53              9.45             --    2012
                                                                                8.96              8.53             --    2011
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                         $15.99            $16.12             --    2020
                                                                               13.23             15.99            722    2019
                                                                               14.73             13.23            779    2018
                                                                               13.94             14.73          1,094    2017
                                                                               12.11             13.94          1,856    2016
                                                                               13.19             12.11             --    2015
                                                                               12.30             13.19             --    2014
                                                                                9.14             12.30             --    2013
                                                                                8.21              9.14             --    2012
                                                                                8.64              8.21             --    2011
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                   $14.68            $17.33         36,211    2020
                                                                               12.75             14.68         43,984    2019
                                                                               14.11             12.75         48,897    2018
                                                                               12.68             14.11         53,188    2017
                                                                               12.49             12.68         61,420    2016
                                                                               12.90             12.49         65,310    2015
                                                                               12.94             12.90         71,481    2014
                                                                               11.57             12.94         75,713    2013
                                                                               10.75             11.57         86,107    2012
                                                                               11.41             10.75        102,134    2011
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Focus Growth V.I. Fund -- Class III Shares              $23.99            $33.65             --    2020
                                                                               18.54             23.99             --    2019
                                                                               18.44             18.54             --    2018
                                                                               14.59             18.44             --    2017
                                                                               13.87             14.59             --    2016
                                                                               13.84             13.87             --    2015
                                                                               12.42             13.84             --    2014
                                                                                9.50             12.42             --    2013
                                                                                8.46              9.50             --    2012
                                                                                8.46              8.46             --    2011
-----------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Series Trust II
-----------------------------------------------------------------------------------------------------------------------------
  CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1                           $16.64            $21.47          2,602    2020
                                                                               12.91             16.64            691    2019
                                                                               13.53             12.91            798    2018
                                                                               10.40             13.53          1,968    2017
                                                                               10.00             10.40             --    2016
-----------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Overseas Core Fund -- Class 2                $11.97            $12.73             --    2020
                                                                                9.78             11.97             --    2019
                                                                               12.02              9.78             --    2018
                                                                                9.66             12.02             --    2017
                                                                               10.00              9.66             --    2016
-----------------------------------------------------------------------------------------------------------------------------

                                     B-107

                                                                                                     Number of
                                                                   Accumulation      Accumulation  Accumulation
                                                                  Unit Values at    Unit Values at   Units at
Subaccounts                                                     Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
---------------------------------------------------------------------------------------------------------------------
  VT Floating -- Rate Income Fund                                     $12.00            $11.97           661     2020
                                                                       11.46             12.00         1,271     2019
                                                                       11.73             11.46         1,528     2018
                                                                       11.59             11.73           894     2017
                                                                       10.88             11.59           905     2016
                                                                       11.23             10.88           996     2015
                                                                       11.42             11.23         2,680     2014
                                                                       11.25             11.42         2,704     2013
                                                                       10.72             11.25         1,949     2012
                                                                       10.68             10.72            --     2011
---------------------------------------------------------------------------------------------------------------------
Federated Hermes Insurance Series
---------------------------------------------------------------------------------------------------------------------
  Federated Hermes High Income Bond Fund II -- Service Shares         $17.14            $17.68            --     2020
                                                                       15.35             17.14            --     2019
                                                                       16.26             15.35            --     2018
                                                                       15.60             16.26            --     2017
                                                                       13.93             15.60            --     2016
                                                                       14.64             13.93            --     2015
                                                                       14.61             14.64            --     2014
                                                                       14.00             14.61            --     2013
                                                                       12.53             14.00            --     2012
                                                                       12.21             12.53            --     2011
---------------------------------------------------------------------------------------------------------------------
  Federated Hermes Kaufmann Fund II -- Service Shares                 $24.01            $30.17           261     2020
                                                                       18.38             24.01            --     2019
                                                                       18.15             18.38            --     2018
                                                                       14.50             18.15            --     2017
                                                                       14.34             14.50            --     2016
                                                                       13.81             14.34            --     2015
                                                                       12.90             13.81            --     2014
                                                                        9.45             12.90            --     2013
                                                                        8.25              9.45            --     2012
                                                                        9.76              8.25         3,318     2011
---------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
---------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                           $18.66            $22.29         2,155     2020
                                                                       15.37             18.66         2,512     2019
                                                                       16.45             15.37         2,804     2018
                                                                       14.49             16.45         3,068     2017
                                                                       13.85             14.49         3,327     2016
                                                                       14.11             13.85         3,563     2015
                                                                       13.11             14.11         3,887     2014
                                                                       11.24             13.11         4,204     2013
                                                                       10.01             11.24         9,423     2012
                                                                       10.64             10.01         9,892     2011
---------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                      $21.14            $26.93            --     2020
                                                                       16.47             21.14           545     2019
                                                                       18.04             16.47           627     2018
                                                                       15.17             18.04         1,479     2017
                                                                       14.39             15.17         1,028     2016
                                                                       14.66             14.39         4,517     2015
                                                                       13.42             14.66         6,173     2014
                                                                       10.48             13.42         7,609     2013
                                                                        9.23             10.48         9,121     2012
                                                                        9.70              9.23            --     2011
---------------------------------------------------------------------------------------------------------------------

                                     B-108

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $21.55            $28.11            --     2020
                                                                         16.98             21.55            --     2019
                                                                         18.31             16.98            --     2018
                                                                         15.15             18.31            --     2017
                                                                         15.09             15.15            --     2016
                                                                         15.28             15.09            --     2015
                                                                         14.12             15.28            --     2014
                                                                         10.44             14.12            --     2013
                                                                          8.73             10.44            --     2012
                                                                          9.18              8.73            --     2011
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $15.64            $16.28         3,455     2020
                                                                         12.58             15.64           736     2019
                                                                         14.06             12.58           823     2018
                                                                         12.76             14.06         1,143     2017
                                                                         11.09             12.76            --     2016
                                                                         11.84             11.09         2,454     2015
                                                                         11.16             11.84         3,187     2014
                                                                          8.93             11.16         4,217     2013
                                                                          7.80              8.93         4,928     2012
                                                                          7.92              7.80            --     2011
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      $19.22            $20.23            --     2020
                                                                         15.15             19.22            --     2019
                                                                         17.07             15.15            --     2018
                                                                         14.96             17.07            --     2017
                                                                         13.21             14.96            --     2016
                                                                         13.86             13.21            --     2015
                                                                         12.86             13.86            --     2014
                                                                          9.87             12.86            --     2013
                                                                          8.53              9.87            --     2012
                                                                          8.61              8.53            --     2011
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Service Class 2                 $31.31            $51.51           782     2020
                                                                         22.78             31.31            --     2019
                                                                         20.76             22.78            --     2018
                                                                         15.82             20.76            --     2017
                                                                         16.17             15.82            --     2016
                                                                         15.69             16.17         1,679     2015
                                                                         14.33             15.69           961     2014
                                                                         10.65             14.33         1,096     2013
                                                                         10.00             10.65         1,383     2012
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                               $26.10            $36.65            --     2020
                                                                         19.92             26.10            --     2019
                                                                         20.46             19.92            --     2018
                                                                         15.52             20.46            --     2017
                                                                         15.78             15.52            --     2016
                                                                         15.09             15.78            --     2015
                                                                         13.90             15.09            --     2014
                                                                         10.45             13.90            --     2013
                                                                          9.34             10.45            --     2012
                                                                          9.55              9.34            --     2011
-----------------------------------------------------------------------------------------------------------------------

                                     B-109

                                                                                                Number of
                                                              Accumulation      Accumulation  Accumulation
                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2         $12.63            $13.48          2,937    2020
                                                                  11.80             12.63          3,008    2019
                                                                  12.16             11.80          3,010    2018
                                                                  11.96             12.16          6,024    2017
                                                                  11.70             11.96          6,144    2016
                                                                  12.07             11.70          5,549    2015
                                                                  11.68             12.07          4,363    2014
                                                                  12.20             11.68          5,272    2013
                                                                  11.81             12.20          5,385    2012
                                                                  11.28             11.81             --    2011
----------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                       $19.10            $22.01             --    2020
                                                                  15.85             19.10          1,005    2019
                                                                  19.02             15.85          1,081    2018
                                                                  16.13             19.02          1,426    2017
                                                                  14.74             16.13          1,608    2016
                                                                  15.32             14.74          1,466    2015
                                                                  14.77             15.32          3,458    2014
                                                                  11.12             14.77          3,195    2013
                                                                   9.92             11.12          3,989    2012
                                                                  11.38              9.92             --    2011
----------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2              $17.04            $18.01             --    2020
                                                                  13.00             17.04             --    2019
                                                                  16.11             13.00             --    2018
                                                                  13.83             16.11             --    2017
                                                                  12.94             13.83             --    2016
                                                                  13.67             12.94             --    2015
                                                                  13.12             13.67             --    2014
                                                                  10.31             13.12             --    2013
                                                                   8.29             10.31             --    2012
                                                                   9.32              8.29             --    2011
----------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
----------------------------------------------------------------------------------------------------------------
  Franklin Allocation VIP Fund -- Class 2 Shares                 $12.98            $14.18         27,758    2020
                                                                  11.07             12.98         28,424    2019
                                                                  12.53             11.07         29,153    2018
                                                                  11.44             12.53         29,810    2017
                                                                  10.34             11.44         30,485    2016
                                                                  11.27             10.34         31,471    2015
                                                                  11.20             11.27         32,117    2014
                                                                   9.26             11.20         39,316    2013
                                                                   8.21              9.26         41,095    2012
                                                                   8.52              8.21         42,778    2011
----------------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                     $14.85            $14.63         70,349    2020
                                                                  13.08             14.85         75,165    2019
                                                                  13.98             13.08         83,052    2018
                                                                  13.03             13.98         94,624    2017
                                                                  11.69             13.03        101,469    2016
                                                                  12.86             11.69        115,301    2015
                                                                  12.57             12.86        121,483    2014
                                                                  11.28             12.57        132,427    2013
                                                                  10.24             11.28        146,425    2012
                                                                  10.22             10.24        161,705    2011
----------------------------------------------------------------------------------------------------------------

                                     B-110

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares                    $14.14            $13.13            --     2020
                                                                        11.79             14.14            --     2019
                                                                        13.26             11.79            --     2018
                                                                        12.52             13.26            --     2017
                                                                        11.03             12.52            --     2016
                                                                        11.86             11.03            --     2015
                                                                        11.32             11.86            --     2014
                                                                         9.03             11.32            --     2013
                                                                         8.08              9.03            --     2012
                                                                         8.35              8.08         3,406     2011
----------------------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares                          $10.64            $11.01            --     2020
                                                                         9.45             10.64            --     2019
                                                                        11.35              9.45            --     2018
                                                                         9.79             11.35            --     2017
                                                                         9.13              9.79            --     2016
                                                                         9.98              9.13            --     2015
                                                                        10.50              9.98            --     2014
                                                                         8.21             10.50            --     2013
                                                                         6.93              8.21            --     2012
                                                                         7.62              6.93            --     2011
----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Government Money Market Fund -- Service Shares         $ 8.82            $ 8.65            --     2020
                                                                         8.85              8.82            --     2019
                                                                         8.92              8.85            --     2018
                                                                         9.07              8.92            --     2017
                                                                         9.27              9.07            --     2016
                                                                         9.48              9.27            --     2015
                                                                         9.69              9.48            --     2014
                                                                         9.91              9.69            --     2013
                                                                        10.00              9.91            --     2012
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Balanced Portfolio -- Service Shares                 $21.22            $23.66         4,407     2020
                                                                        17.74             21.22         4,789     2019
                                                                        18.07             17.74         5,319     2018
                                                                        15.64             18.07         5,986     2017
                                                                        15.32             15.64         6,569     2016
                                                                        15.60             15.32         6,945     2015
                                                                        14.74             15.60         7,547     2014
                                                                        12.58             14.74         8,227     2013
                                                                        11.35             12.58        13,322     2012
                                                                        11.45             11.35        13,855     2011
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Forty Portfolio -- Service Shares                    $29.66            $40.33            --     2020
                                                                        22.16             29.66            --     2019
                                                                        22.28             22.16            --     2018
                                                                        17.52             22.28            --     2017
                                                                        17.57             17.52           887     2016
                                                                        16.05             17.57           925     2015
                                                                        15.13             16.05         1,411     2014
                                                                        11.82             15.13         1,558     2013
                                                                         9.76             11.82         1,873     2012
                                                                        10.72              9.76         1,871     2011
----------------------------------------------------------------------------------------------------------------------

                                     B-111

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Aggressive Growth Portfolio -- Class II         $20.84            $24.00            --     2020
                                                                        17.08             20.84            --     2019
                                                                        19.11             17.08            --     2018
                                                                        16.84             19.11            --     2017
                                                                        17.06             16.84            --     2016
                                                                        17.79             17.06            --     2015
                                                                        15.15             17.79            --     2014
                                                                        10.51             15.15            --     2013
                                                                         9.07             10.51            --     2012
                                                                         9.08              9.07            --     2011
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Dividend Strategy Portfolio -- Class II         $19.46            $20.46            --     2020
                                                                        15.14             19.46            --     2019
                                                                        16.30             15.14            --     2018
                                                                        14.00             16.30            --     2017
                                                                        12.47             14.00            --     2016
                                                                        13.34             12.47            --     2015
                                                                        12.02             13.34            --     2014
                                                                         9.78             12.02            --     2013
                                                                         8.77              9.78            --     2012
                                                                         8.32              8.77            --     2011
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Large Cap Value Portfolio -- Class I            $13.13            $13.52            --     2020
                                                                        10.42             13.13            --     2019
                                                                        11.69             10.42            --     2018
                                                                        10.41             11.69            --     2017
                                                                         9.42             10.41            --     2016
                                                                         9.92              9.42            --     2015
                                                                        10.00              9.92            --     2014
----------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                $21.40            $23.78            --     2020
                                                                        16.67             21.40            --     2019
                                                                        18.08             16.67            --     2018
                                                                        15.03             18.08            --     2017
                                                                        14.18             15.03            --     2016
                                                                        14.51             14.18            --     2015
                                                                        13.40             14.51            --     2014
                                                                        10.40             13.40            --     2013
                                                                         8.95             10.40            --     2012
                                                                         9.38              8.95            --     2011
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                   $15.46            $16.56           586     2020
                                                                        13.16             15.46           654     2019
                                                                        14.30             13.16           741     2018
                                                                        13.05             14.30         2,264     2017
                                                                        12.26             13.05         2,416     2016
                                                                        12.61             12.26         2,601     2015
                                                                        11.91             12.61         2,840     2014
                                                                        10.26             11.91         3,108     2013
                                                                         9.46             10.26         3,402     2012
                                                                         9.52              9.46         3,596     2011
----------------------------------------------------------------------------------------------------------------------

                                     B-112

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                            $19.82            $20.47            --     2020
                                                                              16.24             19.82            --     2019
                                                                              16.47             16.24            --     2018
                                                                              14.71             16.47            --     2017
                                                                              13.52             14.71            --     2016
                                                                              16.22             13.52            --     2015
                                                                              14.74             16.22            --     2014
                                                                              12.54             14.74            --     2013
                                                                              11.33             12.54            --     2012
                                                                              10.87             11.33            --     2011
----------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
----------------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio --                   $16.84            $20.13            --     2020
   Service Class Shares                                                       12.34             16.84            --     2019
                                                                              12.54             12.34            --     2018
                                                                              10.01             12.54            --     2017
                                                                               9.67             10.01            --     2016
                                                                              10.00              9.67            --     2015
----------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $13.47            $14.21            --     2020
                                                                              12.32             13.47            --     2019
                                                                              13.33             12.32            --     2018
                                                                              12.02             13.33            --     2017
                                                                              10.88             12.02            --     2016
                                                                              12.25             10.88            --     2015
                                                                              12.47             12.25            --     2014
                                                                              12.74             12.47            --     2013
                                                                              11.35             12.74            --     2012
                                                                              11.38             11.35            --     2011
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $16.23            $16.78           473     2020
                                                                              14.46             16.23           940     2019
                                                                              15.19             14.46           725     2018
                                                                              14.57             15.19           690     2017
                                                                              13.25             14.57           721     2016
                                                                              13.77             13.25         2,061     2015
                                                                              13.63             13.77         1,649     2014
                                                                              13.18             13.63         1,135     2013
                                                                              11.79             13.18         1,109     2012
                                                                              11.67             11.79         2,329     2011
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $17.52            $20.12         1,177     2020
                                                                              15.81             17.52           855     2019
                                                                              16.56             15.81           682     2018
                                                                              15.54             16.56           634     2017
                                                                              15.78             15.54           678     2016
                                                                              16.37             15.78            --     2015
                                                                              13.49             16.37            --     2014
                                                                              15.85             13.49            --     2013
                                                                              15.52             15.85            --     2012
                                                                              12.41             15.52            --     2011
----------------------------------------------------------------------------------------------------------------------------

                                     B-113

                                                                                               Number of
                                                             Accumulation      Accumulation  Accumulation
                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                               Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares         $11.07            $11.15         3,543     2020
                                                                 10.88             11.07         1,030     2019
                                                                 11.09             10.88           976     2018
                                                                 11.19             11.09           943     2017
                                                                 11.28             11.19           937     2016
                                                                 11.50             11.28         2,399     2015
                                                                 11.66             11.50         8,492     2014
                                                                 11.94             11.66         7,940     2013
                                                                 11.53             11.94         7,344     2012
                                                                 11.66             11.53         9,477     2011
---------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares         $14.19            $15.07         2,099     2020
                                                                 13.39             14.19         2,674     2019
                                                                 13.76             13.39         2,920     2018
                                                                 13.41             13.76         5,325     2017
                                                                 13.36             13.41         5,484     2016
                                                                 13.59             13.36         6,072     2015
                                                                 13.33             13.59         4,427     2014
                                                                 13.90             13.33         5,203     2013
                                                                 12.97             13.90         4,732     2012
                                                                 12.80             12.97         7,052     2011
---------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
---------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                         $34.52            $48.94            --     2020
                                                                 25.79             34.52            --     2019
                                                                 26.86             25.79            --     2018
                                                                 20.94             26.86            --     2017
                                                                 20.20             20.94            --     2016
                                                                 19.08             20.20            --     2015
                                                                 16.62             19.08            --     2014
                                                                 12.62             16.62            --     2013
                                                                 11.05             12.62            --     2012
                                                                 11.06             11.05            --     2011
---------------------------------------------------------------------------------------------------------------
State Street Variable Insurance Series Funds, Inc.
---------------------------------------------------------------------------------------------------------------
  Income V.I.S. Fund -- Class 1 Shares                          $11.49            $12.02            --     2020
                                                                 10.81             11.49            --     2019
                                                                 11.22             10.81            --     2018
                                                                 11.11             11.22            --     2017
                                                                 11.03             11.11            --     2016
                                                                 11.32             11.03            --     2015
                                                                 11.01             11.32            --     2014
                                                                 11.42             11.01            --     2013
                                                                 11.04             11.42            --     2012
                                                                 10.53             11.04            --     2011
---------------------------------------------------------------------------------------------------------------
  Premier Growth Equity V.I.S. Fund -- Class 1 Shares           $26.10            $34.10            --     2020
                                                                 19.43             26.10            --     2019
                                                                 20.41             19.43            --     2018
                                                                 16.26             20.41            --     2017
                                                                 16.23             16.26            --     2016
                                                                 16.06             16.23            --     2015
                                                                 14.40             16.06            --     2014
                                                                 10.92             14.40            --     2013
                                                                  9.23             10.92            --     2012
                                                                  9.40              9.23            --     2011
---------------------------------------------------------------------------------------------------------------

                                     B-114

                                                                                              Number of
                                                            Accumulation      Accumulation  Accumulation
                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                              Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------
  Real Estate Securities V.I.S. Fund -- Class 1 Shares         $17.72           $ 16.42            488    2020
                                                                14.36             17.72            437    2019
                                                                15.58             14.36            474    2018
                                                                15.05             15.58            676    2017
                                                                14.25             15.05            708    2016
                                                                13.93             14.25            770    2015
                                                                10.80             13.93          1,079    2014
                                                                10.76             10.80          2,152    2013
                                                                 9.42             10.76            687    2012
                                                                 8.77              9.42            983    2011
--------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index V.I.S. Fund -- Class 1 Shares               $21.44           $ 24.73             --    2020
                                                                16.73             21.44             --    2019
                                                                17.96             16.73             --    2018
                                                                15.11             17.96             --    2017
                                                                13.84             15.11             --    2016
                                                                14.01             13.84             --    2015
                                                                12.64             14.01             --    2014
                                                                 9.79             12.64             --    2013
                                                                 8.66              9.79             --    2012
                                                                 8.70              8.66             --    2011
--------------------------------------------------------------------------------------------------------------
  Small-Cap Equity V.I.S. Fund -- Class 1 Shares               $20.46           $ 22.92             --    2020
                                                                16.59             20.46             --    2019
                                                                18.79             16.59             --    2018
                                                                17.04             18.79             --    2017
                                                                14.08             17.04             --    2016
                                                                15.01             14.08             --    2015
                                                                14.80             15.01             --    2014
                                                                11.05             14.80             --    2013
                                                                 9.86             11.05             --    2012
                                                                 9.78              9.86             --    2011
--------------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 3 Shares                   $13.26           $13.772         80,491    2020
                                                                11.74             13.26        306,786    2019
                                                                12.85             11.74        334,700    2018
                                                                11.40             12.85        364,645    2017
                                                                10.99             11.40        397,567    2016
                                                                11.39             10.99        426,502    2015
                                                                11.08             11.39        462,393    2014
                                                                 9.88             11.08        496,297    2013
                                                                 9.00              9.88        533,060    2012
                                                                 9.50              9.00        566,231    2011
--------------------------------------------------------------------------------------------------------------
  U.S. Equity V.I.S. Fund -- Class 1 Shares                    $20.68           $ 24.81             --    2020
                                                                16.05             20.68             --    2019
                                                                16.99             16.05             --    2018
                                                                14.49             16.99             --    2017
                                                                13.55             14.49             --    2016
                                                                14.18             13.55             --    2015
                                                                12.86             14.18             --    2014
                                                                 9.82             12.86             --    2013
                                                                 8.67              9.82             --    2012
                                                                 9.13              8.67             --    2011
--------------------------------------------------------------------------------------------------------------

                                     B-115

                                                                                           Number of
                                                         Accumulation      Accumulation  Accumulation
                                                        Unit Values at    Unit Values at   Units at
Subaccounts                                           Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------
The Prudential Series Fund
-----------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares         $20.58            $26.24            --     2020
                                                             16.39             20.58            --     2019
                                                             17.77             16.39            --     2018
                                                             14.01             17.77            --     2017
                                                             14.15             14.01            --     2016
                                                             13.66             14.15            --     2015
                                                             13.09             13.66            --     2014
                                                             10.35             13.09            --     2013
                                                              9.57             10.35            --     2012
                                                             10.24              9.57            --     2011
-----------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                     $28.01            $42.61            --     2020
                                                             21.56             28.01            --     2019
                                                             22.31             21.56            --     2018
                                                             16.76             22.31            --     2017
                                                             17.36             16.76            --     2016
                                                             15.98             17.36            --     2015
                                                             14.91             15.98            --     2014
                                                             11.12             14.91            --     2013
                                                              9.83             11.12            --     2012
                                                             10.06              9.83            --     2011
-----------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares            $ 6.34            $ 6.93         1,163     2020
                                                              5.88              6.34         2,437     2019
                                                              7.37              5.88         2,346     2018
                                                              7.57              7.37         2,275     2017
                                                              6.20              7.57         1,351     2016
                                                              8.92              6.20           865     2015
                                                             11.37              8.92           860     2014
                                                             10.59             11.37           691     2013
                                                             11.15             10.59           700     2012
                                                             14.14             11.15            --     2011
-----------------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust
-----------------------------------------------------------------------------------------------------------
  Wells Fargo VT Omega Growth Fund -- Class 2               $32.01            $44.83            --     2020
                                                             23.89             32.01            --     2019
                                                             24.36             23.89            --     2018
                                                             18.50             24.36            --     2017
                                                             18.82             18.50            --     2016
                                                             18.99             18.82            --     2015
                                                             18.69             18.99            --     2014
                                                             13.66             18.69            --     2013
                                                             11.61             13.66            --     2012
                                                             12.56             11.61            --     2011
-----------------------------------------------------------------------------------------------------------

                                     B-116

                    With Separate Account Expenses of 1.55%

                                                                                          Number of
                                                        Accumulation      Accumulation  Accumulation
                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                          Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
----------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B         $15.00            $16.13         29,391    2020
                                                            12.89             15.00         31,349    2019
                                                            13.99             12.89         35,563    2018
                                                            12.29             13.99         39,495    2017
                                                            11.95             12.29         34,149    2016
                                                            11.98             11.95         66,681    2015
                                                            11.36             11.98         80,295    2014
                                                             9.93             11.36         80,854    2013
                                                             8.89              9.93        100,888    2012
                                                             9.32              8.89         95,567    2011
----------------------------------------------------------------------------------------------------------
  AB Global Thematic Growth Portfolio -- Class B           $25.09            $34.36         15,875    2020
                                                            19.64             25.09         17,302    2019
                                                            22.16             19.64         17,977    2018
                                                            16.51             22.16         19,278    2017
                                                            16.92             16.51         21,850    2016
                                                            16.74             16.92         22,116    2015
                                                            16.23             16.74         26,580    2014
                                                            13.41             16.23         47,135    2013
                                                            12.03             13.41         46,191    2012
                                                            15.95             12.03         63,303    2011
----------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                $26.66            $26.89        265,471    2020
                                                            21.90             26.66        280,344    2019
                                                            23.63             21.90        307,672    2018
                                                            20.24             23.63        342,846    2017
                                                            18.51             20.24        393,620    2016
                                                            18.53             18.51        460,430    2015
                                                            17.22             18.53        540,305    2014
                                                            13.00             17.22        649,201    2013
                                                            11.26             13.00        741,347    2012
                                                            10.78             11.26        952,877    2011
----------------------------------------------------------------------------------------------------------
  AB International Value Portfolio -- Class B              $10.96            $11.03         75,062    2020
                                                             9.53             10.96         86,146    2019
                                                            12.57              9.53        101,124    2018
                                                            10.21             12.57        119,690    2017
                                                            10.45             10.21        177,885    2016
                                                            10.36             10.45        197,239    2015
                                                            11.25             10.36        218,272    2014
                                                             9.31             11.25        251,756    2013
                                                             8.28              9.31        358,775    2012
                                                            10.44              8.28        413,096    2011
----------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                 $23.72            $31.57         95,736    2020
                                                            17.93             23.72        106,040    2019
                                                            17.80             17.93        114,072    2018
                                                            13.73             17.80        125,856    2017
                                                            13.63             13.73        145,625    2016
                                                            12.49             13.63        164,784    2015
                                                            11.14             12.49        199,281    2014
                                                             8.26             11.14        242,901    2013
                                                             7.19              8.26        287,956    2012
                                                             7.59              7.19        356,250    2011
----------------------------------------------------------------------------------------------------------

                                     B-117

                                                                                                                 Number of
                                                                               Accumulation      Accumulation  Accumulation
                                                                              Unit Values at    Unit Values at   Units at
Subaccounts                                                                 Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------------
  AB Small Cap Growth Portfolio -- Class B                                        $34.91            $52.81         18,542    2020
                                                                                   26.07             34.91         20,688    2019
                                                                                   26.78             26.07         22,198    2018
                                                                                   20.33             26.78         21,960    2017
                                                                                   19.44             20.33         32,605    2016
                                                                                   20.06             19.44         49,269    2015
                                                                                   20.80             20.06         68,321    2014
                                                                                   14.54             20.80         61,820    2013
                                                                                   12.87             14.54         74,005    2012
                                                                                   12.55             12.87         97,990    2011
---------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Capital Appreciation Fund -- Series II Shares          $30.59            $41.04         27,758    2020
                                                                                   22.87             30.59         28,806    2019
                                                                                   24.71             22.87         33,074    2018
                                                                                   19.84             24.71         35,997    2017
                                                                                   20.65             19.84         42,909    2016
                                                                                   20.31             20.65         59,457    2015
                                                                                   17.92             20.31         65,012    2014
                                                                                   14.06             17.92         69,512    2013
                                                                                   12.55             14.06         80,377    2012
                                                                                   12.92             12.55        100,339    2011
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Conservative Balanced Fund -- Series II Shares         $13.90            $15.68         81,009    2020
                                                                                   12.04             13.90         58,733    2019
                                                                                   12.95             12.04         39,532    2018
                                                                                   12.07             12.95         37,888    2017
                                                                                   11.68             12.07         43,137    2016
                                                                                   11.80             11.68         40,689    2015
                                                                                   11.10             11.80         48,281    2014
                                                                                    9.99             11.10         94,239    2013
                                                                                    9.05              9.99        116,591    2012
                                                                                    9.16              9.05        139,741    2011
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund --                       $35.40            $48.88         24,879    2020
   Series II Shares                                                                25.87             35.40         29,536    2019
                                                                                   28.05             25.87         27,224    2018
                                                                                   22.18             28.05         29,527    2017
                                                                                   22.06             22.18         31,625    2016
                                                                                   21.07             22.06         44,219    2015
                                                                                   20.28             21.07         42,092    2014
                                                                                   15.19             20.28         53,296    2013
                                                                                   13.28             15.19         59,912    2012
                                                                                   13.38             13.28         79,516    2011
---------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Global Fund -- Series II Shares                        $28.85            $36.17        204,624    2020
                                                                                   22.29             28.85        228,050    2019
                                                                                   26.15             22.29        270,068    2018
                                                                                   19.48             26.15        312,114    2017
                                                                                   19.82             19.48        358,101    2016
                                                                                   19.42             19.82        420,789    2015
                                                                                   19.32             19.42        479,290    2014
                                                                                   15.46             19.32        540,282    2013
                                                                                   12.98             15.46        667,545    2012
                                                                                   14.41             12.98        875,275    2011
---------------------------------------------------------------------------------------------------------------------------------

                                     B-118

                                                                                                                    Number of
                                                                                  Accumulation      Accumulation  Accumulation
                                                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                                                    Beginning of Period End of Period  End of Period
--------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Fund(R) -- Series II Shares                   $23.48            $26.29        127,195
                                                                                      18.11             23.48        207,689
                                                                                      20.01             18.11        229,777
                                                                                      17.43             20.01        239,877
                                                                                      15.90             17.43        271,726
                                                                                      15.67             15.90        309,139
                                                                                      14.41             15.67        370,914
                                                                                      11.14             14.41        431,564
                                                                                       9.70             11.14        511,054
                                                                                       9.89              9.70        752,178
--------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Small Cap Fund(R) -- Series II Shares         $42.22            $49.73         59,281
                                                                                      34.00             42.22         72,170
                                                                                      38.60             34.00         79,967
                                                                                      34.42             38.60         92,339
                                                                                      29.71             34.42         97,922
                                                                                      32.13             29.71        117,253
                                                                                      29.23             32.13        129,758
                                                                                      21.11             29.23        169,021
                                                                                      18.23             21.11        189,818
                                                                                      18.96             18.23        241,280
--------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares                            $23.69            $33.21         29,855
                                                                                      17.60             23.69         36,127
                                                                                      18.55             17.60         42,301
                                                                                      14.79             18.55         47,504
                                                                                      14.69             14.79         51,709
                                                                                      14.21             14.69         61,039
                                                                                      13.31             14.21         73,913
                                                                                       9.65             13.31        127,329
                                                                                      10.00              9.65        147,097
--------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series II shares                           $28.04            $39.20          8,925
                                                                                      20.87             28.04          9,983
                                                                                      22.06             20.87         10,964
                                                                                      17.64             22.06         13,979
                                                                                      17.56             17.64         14,964
                                                                                      17.03             17.56         20,719
                                                                                      15.99             17.03         27,368
                                                                                      11.62             15.99         40,843
                                                                                      10.41             11.62         60,254
                                                                                      11.29             10.41         74,199
--------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Comstock Fund -- Series II shares                                     $25.96            $25.28        102,742
                                                                                      21.10             25.96        121,206
                                                                                      24.46             21.10        127,524
                                                                                      21.13             24.46        142,650
                                                                                      18.34             21.13        179,602
                                                                                      19.86             18.34        190,165
                                                                                      18.49             19.86        228,204
                                                                                      13.85             18.49        263,727
                                                                                      11.83             13.85        282,783
                                                                                      12.27             11.83        360,860
--------------------------------------------------------------------------------------------------------------------------------

Subaccounts                                                                    Year
-----------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Fund(R) -- Series II Shares             2020
                                                                               2019
                                                                               2018
                                                                               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
-----------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Small Cap Fund(R) -- Series II Shares   2020
                                                                               2019
                                                                               2018
                                                                               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
-----------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares                      2020
                                                                               2019
                                                                               2018
                                                                               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
-----------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series II shares                     2020
                                                                               2019
                                                                               2018
                                                                               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
-----------------------------------------------------------------------------------
  Invesco V.I. Comstock Fund -- Series II shares                               2020
                                                                               2019
                                                                               2018
                                                                               2017
                                                                               2016
                                                                               2015
                                                                               2014
                                                                               2013
                                                                               2012
                                                                               2011
-----------------------------------------------------------------------------------

                                     B-119

                                                                                                    Number of
                                                                  Accumulation      Accumulation  Accumulation
                                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                                    Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                   $20.47            $22.94         67,313    2020
                                                                      16.12             20.47        135,773    2019
                                                                      18.07             16.12        185,402    2018
                                                                      16.22             18.07        185,476    2017
                                                                      14.94             16.22        207,943    2016
                                                                      16.10             14.94        187,922    2015
                                                                      15.12             16.10        214,112    2014
                                                                      11.89             15.12        245,129    2013
                                                                      10.60             11.89        281,971    2012
                                                                      10.77             10.60        320,149    2011
--------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Equity and Income Fund -- Series II shares            $17.36            $18.74         23,089    2020
                                                                      14.69             17.36         27,150    2019
                                                                      16.53             14.69         28,088    2018
                                                                      15.16             16.53         27,535    2017
                                                                      13.41             15.16         24,307    2016
                                                                      13.98             13.41         33,733    2015
                                                                      13.05             13.98         31,873    2014
                                                                      10.62             13.05         41,425    2013
                                                                       9.59             10.62         25,915    2012
                                                                       9.87              9.59         13,946    2011
--------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares         $21.52            $24.09         70,467    2020
                                                                      17.04             21.52         91,701    2019
                                                                      20.41             17.04        100,897    2018
                                                                      16.90             20.41        111,460    2017
                                                                      17.28             16.90        119,074    2016
                                                                      18.02             17.28        147,209    2015
                                                                      18.29             18.02        144,504    2014
                                                                      15.65             18.29        165,868    2013
                                                                      13.79             15.65        207,495    2012
                                                                      15.06             13.79        253,686    2011
--------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Value Opportunities Fund -- Series II shares          $21.34            $22.13         40,664    2020
                                                                      16.66             21.34         38,551    2019
                                                                      20.98             16.66         46,033    2018
                                                                      18.18             20.98         51,182    2017
                                                                      15.66             18.18         55,939    2016
                                                                      17.80             15.66         73,158    2015
                                                                      17.00             17.80         86,519    2014
                                                                      12.95             17.00        110,646    2013
                                                                      11.18             12.95        119,478    2012
                                                                      11.76             11.18        163,345    2011
--------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
--------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                           $12.86            $13.87         35,870    2020
                                                                      12.00             12.86         51,976    2019
                                                                      12.54             12.00         62,180    2018
                                                                      12.28             12.54         66,970    2017
                                                                      11.95             12.28         72,529    2016
                                                                      12.45             11.95         60,872    2015
                                                                      12.24             12.45        128,472    2014
                                                                      13.58             12.24        179,406    2013
                                                                      12.85             13.58        269,063    2012
                                                                      11.68             12.85        228,907    2011
--------------------------------------------------------------------------------------------------------------------

                                     B-120

                                                                                                              Number of
                                                                            Accumulation      Accumulation  Accumulation
                                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                                              Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------------
BNY Mellon
------------------------------------------------------------------------------------------------------------------------------
  BNY Mellon Sustainable U.S. Equity Portfolio, Inc. -- Initial Shares         $18.16            $22.19          1,072    2020
                                                                                13.73             18.16          1,219    2019
                                                                                14.59             13.73          1,328    2018
                                                                                12.85             14.59          1,425    2017
                                                                                11.82             12.85          1,597    2016
                                                                                12.40             11.82          2,030    2015
                                                                                11.10             12.40          3,475    2014
                                                                                 8.39             11.10          3,632    2013
                                                                                 7.62              8.39          6,902    2012
                                                                                 7.67              7.62         15,436    2011
------------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
------------------------------------------------------------------------------------------------------------------------------
  BlackRock Advantage U.S. Total Market V.I. Fund -- Class III Shares          $27.59            $32.50         15,107    2020
                                                                                21.78             27.59         17,733    2019
                                                                                23.70             21.78         22,915    2018
                                                                                21.15             23.70         26,394    2017
                                                                                17.41             21.15         26,448    2016
                                                                                18.97             17.41         32,945    2015
                                                                                18.33             18.97         35,259    2014
                                                                                13.11             18.33         34,797    2013
                                                                                11.75             13.11         37,077    2012
                                                                                12.26             11.75         71,458    2011
------------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                          $22.90            $23.25         21,656    2020
                                                                                18.83             22.90         29,768    2019
                                                                                20.82             18.83         31,503    2018
                                                                                19.58             20.82         34,487    2017
                                                                                16.89             19.58         54,218    2016
                                                                                18.28             16.89         37,123    2015
                                                                                16.94             18.28         39,668    2014
                                                                                12.50             16.94         45,963    2013
                                                                                11.15             12.50         67,676    2012
                                                                                11.65             11.15         78,869    2011
------------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                    $20.24            $24.06        119,649    2020
                                                                                17.46             20.24        136,321    2019
                                                                                19.19             17.46        176,332    2018
                                                                                17.14             19.19        191,248    2017
                                                                                16.77             17.14        226,758    2016
                                                                                17.21             16.77        243,580    2015
                                                                                17.15             17.21        302,062    2014
                                                                                15.22             17.15        345,477    2013
                                                                                14.06             15.22        349,314    2012
                                                                                14.82             14.06        400,712    2011
------------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Focus Growth V.I. Fund -- Class III Shares               $32.73            $46.22         32,123    2020
                                                                                25.12             32.73         32,207    2019
                                                                                24.83             25.12         32,962    2018
                                                                                19.52             24.83         33,391    2017
                                                                                18.43             19.52         36,082    2016
                                                                                18.26             18.43         35,564    2015
                                                                                16.28             18.26         37,344    2014
                                                                                12.38             16.28         60,895    2013
                                                                                10.95             12.38         66,347    2012
                                                                                10.87             10.95         62,676    2011
------------------------------------------------------------------------------------------------------------------------------

                                     B-121

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Series Trust II
----------------------------------------------------------------------------------------------------------------------
  CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1                    $17.05            $22.15        101,973    2020
                                                                        13.14             17.05         87,371    2019
                                                                        13.68             13.14        112,494    2018
                                                                        10.44             13.68        153,395    2017
                                                                        10.00             10.44        147,627    2016
----------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Overseas Core Fund -- Class 2         $12.26            $13.14        102,269    2020
                                                                         9.95             12.26        115,232    2019
                                                                        12.15              9.95        131,842    2018
                                                                         9.70             12.15        152,278    2017
                                                                        10.00              9.70        186,434    2016
----------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
----------------------------------------------------------------------------------------------------------------------
  VT Floating -- Rate Income Fund                                      $14.24            $14.30        139,043    2020
                                                                        13.50             14.24        168,325    2019
                                                                        13.73             13.50        215,576    2018
                                                                        13.48             13.73        201,435    2017
                                                                        12.57             13.48        201,248    2016
                                                                        12.89             12.57        226,528    2015
                                                                        13.02             12.89        291,438    2014
                                                                        12.73             13.02        370,933    2013
                                                                        12.05             12.73        412,014    2012
                                                                        11.94             12.05        418,900    2011
----------------------------------------------------------------------------------------------------------------------
Federated Hermes Insurance Series
----------------------------------------------------------------------------------------------------------------------
  Federated Hermes High Income Bond Fund II -- Service Shares          $26.41            $27.42         53,525    2020
                                                                        23.50             26.41         59,134    2019
                                                                        24.72             23.50         68,487    2018
                                                                        23.56             24.72         85,710    2017
                                                                        20.90             23.56         96,622    2016
                                                                        21.82             20.90        119,950    2015
                                                                        21.64             21.82        152,170    2014
                                                                        20.59             21.64        188,698    2013
                                                                        18.30             20.59        257,477    2012
                                                                        17.71             18.30        284,853    2011
----------------------------------------------------------------------------------------------------------------------
  Federated Hermes Kaufmann Fund II -- Service Shares                  $48.29            $61.09         42,644    2020
                                                                        36.74             48.29         45,196    2019
                                                                        36.03             36.74         51,880    2018
                                                                        28.60             36.03         61,410    2017
                                                                        28.08             28.60         65,716    2016
                                                                        26.87             28.08         77,838    2015
                                                                        24.94             26.87         90,504    2014
                                                                        18.14             24.94        120,208    2013
                                                                        15.74             18.14        162,472    2012
                                                                        18.48             15.74        241,964    2011
----------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
----------------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2                   $18.93            $21.35         21,807    2020
                                                                        16.29             18.93         22,339    2019
                                                                        17.54             16.29         22,752    2018
                                                                        15.66             17.54         21,132    2017
                                                                        15.47             15.66         21,261    2016
                                                                        15.72             15.47         24,570    2015
                                                                        15.13             15.72         35,545    2014
                                                                        13.32             15.13         39,262    2013
                                                                        12.06             13.32         43,846    2012
                                                                        12.60             12.06         69,065    2011
----------------------------------------------------------------------------------------------------------------------

                                     B-122

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                             $21.27            $25.57          50,548   2020
                                                                         17.40             21.27          61,251   2019
                                                                         18.50             17.40          69,561   2018
                                                                         16.18             18.50          70,152   2017
                                                                         15.36             16.18          73,733   2016
                                                                         15.55             15.36          64,162   2015
                                                                         14.35             15.55         101,863   2014
                                                                         12.22             14.35         113,749   2013
                                                                         10.81             12.22          88,588   2012
                                                                         11.42             10.81          83,419   2011
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $32.95            $42.24         326,334   2020
                                                                         25.49             32.95         387,736   2019
                                                                         27.74             25.49         454,468   2018
                                                                         23.17             27.74         508,826   2017
                                                                         21.84             23.17         571,052   2016
                                                                         22.09             21.84         713,082   2015
                                                                         20.10             22.09         843,331   2014
                                                                         15.59             20.10       1,044,512   2013
                                                                         13.63             15.59       1,348,538   2012
                                                                         14.24             13.63       1,518,001   2011
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $36.90            $48.44           7,238   2020
                                                                         28.87             36.90           7,002   2019
                                                                         30.92             28.87           8,009   2018
                                                                         25.43             30.92           8,214   2017
                                                                         25.16             25.43          12,713   2016
                                                                         25.30             25.16          13,498   2015
                                                                         23.22             25.30          15,537   2014
                                                                         17.06             23.22          18,503   2013
                                                                         14.17             17.06          23,067   2012
                                                                         14.80             14.17          35,156   2011
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $23.41            $24.53         311,253   2020
                                                                         18.70             23.41         324,462   2019
                                                                         20.77             18.70         374,421   2018
                                                                         18.73             20.77         407,862   2017
                                                                         16.16             18.73         454,054   2016
                                                                         17.14             16.16         557,550   2015
                                                                         16.05             17.14         658,913   2014
                                                                         12.75             16.05         763,569   2013
                                                                         11.07             12.75         909,207   2012
                                                                         11.17             11.07         979,264   2011
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      $22.97            $24.34         117,231   2020
                                                                         17.99             22.97         132,619   2019
                                                                         20.13             17.99         139,492   2018
                                                                         17.53             20.13         149,757   2017
                                                                         15.38             17.53         160,996   2016
                                                                         16.02             15.38         179,052   2015
                                                                         14.77             16.02         194,380   2014
                                                                         11.25             14.77         228,323   2013
                                                                          9.67             11.25         268,247   2012
                                                                          9.69              9.67         330,338   2011
-----------------------------------------------------------------------------------------------------------------------

                                     B-123

                                                                                                Number of
                                                              Accumulation      Accumulation  Accumulation
                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Service Class 2          $33.00            $54.66         24,617    2020
                                                                  23.86             33.00         14,169    2019
                                                                  21.60             23.86         17,012    2018
                                                                  16.35             21.60         18,737    2017
                                                                  16.59             16.35         23,432    2016
                                                                  16.00             16.59         63,632    2015
                                                                  14.52             16.00         45,868    2014
                                                                  10.72             14.52         47,743    2013
                                                                  10.00             10.72         69,149    2012
----------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                        $22.77            $32.19        102,828    2020
                                                                  17.27             22.77        118,362    2019
                                                                  17.61             17.27        125,857    2018
                                                                  13.27             17.61        162,388    2017
                                                                  13.40             13.27        183,317    2016
                                                                  12.74             13.40        217,252    2015
                                                                  11.65             12.74        293,513    2014
                                                                   8.70             11.65        321,139    2013
                                                                   7.73              8.70        391,776    2012
                                                                   7.85              7.73        492,606    2011
----------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2         $13.74            $14.76         71,479    2020
                                                                  12.75             13.74         72,930    2019
                                                                  13.06             12.75         92,318    2018
                                                                  12.75             13.06        117,109    2017
                                                                  12.40             12.75        145,138    2016
                                                                  12.70             12.40        180,250    2015
                                                                  12.21             12.70        156,732    2014
                                                                  12.67             12.21        184,863    2013
                                                                  12.18             12.67        296,727    2012
                                                                  11.56             12.18        159,246    2011
----------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                       $40.91            $47.47        144,021    2020
                                                                  33.74             40.91        177,195    2019
                                                                  40.21             33.74        205,769    2018
                                                                  33.88             40.21        243,070    2017
                                                                  30.75             33.88        291,555    2016
                                                                  31.75             30.75        357,794    2015
                                                                  30.41             31.75        424,301    2014
                                                                  22.73             30.41        496,132    2013
                                                                  20.16             22.73        610,574    2012
                                                                  22.96             20.16        698,331    2011
----------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2              $24.14            $25.67          9,031    2020
                                                                  18.28             24.14          9,226    2019
                                                                  22.51             18.28          9,044    2018
                                                                  19.20             22.51         10,097    2017
                                                                  17.84             19.20         16,250    2016
                                                                  18.72             17.84         16,715    2015
                                                                  17.85             18.72         18,783    2014
                                                                  13.93             17.85         23,193    2013
                                                                  11.14             13.93         39,692    2012
                                                                  12.43             11.14         46,612    2011
----------------------------------------------------------------------------------------------------------------

                                     B-124

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
----------------------------------------------------------------------------------------------------------------------
  Franklin Allocation VIP Fund -- Class 2 Shares                       $14.09            $15.50          22,206   2020
                                                                        11.94             14.09          40,012   2019
                                                                        13.42             11.94          56,383   2018
                                                                        12.18             13.42          63,745   2017
                                                                        10.93             12.18          73,053   2016
                                                                        11.83             10.93          79,682   2015
                                                                        11.69             11.83          91,206   2014
                                                                         9.59             11.69          85,848   2013
                                                                         8.45              9.59         159,122   2012
                                                                         8.71              8.45         179,248   2011
----------------------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                           $19.56            $19.39         145,115   2020
                                                                        17.12             19.56         179,003   2019
                                                                        18.17             17.12         217,126   2018
                                                                        16.83             18.17         244,597   2017
                                                                        14.99             16.83         269,825   2016
                                                                        16.38             14.99         358,236   2015
                                                                        15.91             16.38         474,741   2014
                                                                        14.18             15.91         583,735   2013
                                                                        12.79             14.18         653,580   2012
                                                                        12.68             12.79         812,600   2011
----------------------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares                    $16.82            $15.72          51,023   2020
                                                                        13.94             16.82          58,363   2019
                                                                        15.57             13.94          68,732   2018
                                                                        14.59             15.57          78,070   2017
                                                                        12.77             14.59          96,044   2016
                                                                        13.65             12.77         102,753   2015
                                                                        12.94             13.65         133,142   2014
                                                                        10.25             12.94         152,751   2013
                                                                         9.11             10.25         191,591   2012
                                                                         9.35              9.11         325,364   2011
----------------------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares                          $12.79            $13.32          32,436   2020
                                                                        11.28             12.79          33,221   2019
                                                                        13.45             11.28          42,654   2018
                                                                        11.53             13.45          41,466   2017
                                                                        10.68             11.53          57,506   2016
                                                                        11.60             10.68          67,093   2015
                                                                        12.13             11.60          86,040   2014
                                                                         9.42             12.13          90,564   2013
                                                                         7.90              9.42          98,754   2012
                                                                         8.63              7.90         113,255   2011
----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Government Money Market Fund -- Service Shares         $ 9.26            $ 9.14       1,057,361   2020
                                                                         9.24              9.26       1,061,409   2019
                                                                         9.24              9.24       1,103,700   2018
                                                                         9.34              9.24       1,117,246   2017
                                                                         9.48              9.34       1,144,449   2016
                                                                         9.63              9.48       1,178,599   2015
                                                                         9.78              9.63       1,684,397   2014
                                                                         9.94              9.78       1,836,236   2013
                                                                        10.00              9.94       2,775,802   2012
----------------------------------------------------------------------------------------------------------------------

                                     B-125

                                                                                                     Number of
                                                                   Accumulation      Accumulation  Accumulation
                                                                  Unit Values at    Unit Values at   Units at
Subaccounts                                                     Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund -- Institutional Shares            $53.05            $56.62         30,786    2020
                                                                       40.97             53.05         32,262    2019
                                                                       46.48             40.97         35,239    2018
                                                                       42.50             46.48         38,256    2017
                                                                       38.02             42.50         42,100    2016
                                                                       42.55             38.02         46,001    2015
                                                                       38.06             42.55         49,968    2014
                                                                       29.09             38.06         54,381    2013
                                                                       24.94             29.09         65,885    2012
                                                                       27.06             24.94         75,323    2011
---------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
---------------------------------------------------------------------------------------------------------------------
  Janus Henderson Balanced Portfolio -- Service Shares                 28.12             31.56        277,815    2020
                                                                       23.36             28.12        313,392    2019
                                                                       23.62             23.36        348,757    2018
                                                                       20.31             23.62        388,001    2017
                                                                       19.77             20.31        439,896    2016
                                                                       20.00             19.77        479,851    2015
                                                                       18.77             20.00        535,940    2014
                                                                       15.91             18.77        631,234    2013
                                                                       14.26             15.91        662,785    2012
                                                                       14.29             14.26        864,816    2011
---------------------------------------------------------------------------------------------------------------------
  Janus Henderson Enterprise Portfolio -- Service Shares              $27.59            $32.37         39,841    2020
                                                                       20.73             27.59         43,966    2019
                                                                       21.20             20.73         57,327    2018
                                                                       16.94             21.20         57,292    2017
                                                                       15.35             16.94         61,207    2016
                                                                       15.03             15.35         72,198    2015
                                                                       13.60             15.03         88,055    2014
                                                                       10.46             13.60        108,008    2013
                                                                        9.08             10.46        137,964    2012
                                                                        9.38              9.08        183,863    2011
---------------------------------------------------------------------------------------------------------------------
  Janus Henderson Forty Portfolio -- Service Shares                   $34.45            $47.16         57,669    2020
                                                                       25.57             34.45         63,789    2019
                                                                       25.54             25.57         70,876    2018
                                                                       19.95             25.54         85,091    2017
                                                                       19.88             19.95        112,884    2016
                                                                       18.04             19.88        130,787    2015
                                                                       16.89             18.04        168,715    2014
                                                                       13.11             16.89        221,094    2013
                                                                       10.75             13.11        263,867    2012
                                                                       11.73             10.75        356,537    2011
---------------------------------------------------------------------------------------------------------------------
  Janus Henderson Global Research Portfolio -- Service Shares         $13.96            $16.46         39,718    2020
                                                                       11.02             13.96         43,187    2019
                                                                       12.05             11.02         56,887    2018
                                                                        9.66             12.05         65,515    2017
                                                                        9.63              9.66         74,784    2016
                                                                       10.04              9.63         91,650    2015
                                                                        9.51             10.04        112,062    2014
                                                                        7.54              9.51        132,157    2013
                                                                        6.39              7.54        166,258    2012
                                                                        7.55              6.39        216,874    2011
---------------------------------------------------------------------------------------------------------------------

                                     B-126

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Global Technology and Innovation Portfolio --         $ 17.94          $ 26.63         33,464    2020
   Service Shares                                                         12.58            17.94         38,986    2019
                                                                          12.67            12.58         40,873    2018
                                                                           8.88            12.67         40,886    2017
                                                                           7.92             8.88         53,845    2016
                                                                           7.69             7.92         60,468    2015
                                                                           7.14             7.69         72,624    2014
                                                                           5.36             7.14         94,090    2013
                                                                           4.57             5.36        112,500    2012
                                                                           5.08             4.57        185,167    2011
-----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Overseas Portfolio -- Service Shares                  $ 16.45          $ 18.79         33,627    2020
                                                                          13.19            16.45         37,851    2019
                                                                          15.79            13.19         39,887    2018
                                                                          12.26            15.79         43,002    2017
                                                                          13.34            12.26         46,408    2016
                                                                          14.86            13.34         53,038    2015
                                                                          17.17            14.86         61,814    2014
                                                                          15.26            17.17         70,084    2013
                                                                          13.70            15.26         89,800    2012
                                                                          20.56            13.70        117,543    2011
-----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Research Portfolio -- Service Shares                  $ 19.57          $ 25.55         30,968    2020
                                                                          14.70            19.57         44,443    2019
                                                                          15.37            14.70         48,432    2018
                                                                          12.24            15.37         57,253    2017
                                                                          12.40            12.24         71,892    2016
                                                                          11.98            12.40         85,269    2015
                                                                          10.80            11.98         99,347    2014
                                                                           8.44            10.80        111,355    2013
                                                                           7.24             8.44        120,087    2012
                                                                           7.79             7.24        166,339    2011
-----------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
-----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Aggressive Growth Portfolio -- Class II          $ 36.20          $ 41.96         11,624    2020
                                                                          29.47            36.20         13,537    2019
                                                                          32.75            29.47         17,857    2018
                                                                          28.67            32.75         19,643    2017
                                                                          28.85            28.67         22,968    2016
                                                                          29.89            28.85         29,596    2015
                                                                          25.28            29.89         29,111    2014
                                                                          17.42            25.28         31,898    2013
                                                                          14.94            17.42         44,550    2012
                                                                          14.85            14.94         60,387    2011
-----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Dividend Strategy Portfolio -- Class II          $$21.17          $$22.41         14,469    2020
                                                                          16.36            21.17         16,826    2019
                                                                          17.50            16.36         23,446    2018
                                                                          14.93            17.50         29,002    2017
                                                                          13.21            14.93         26,217    2016
                                                                          14.04            13.21         19,426    2015
                                                                          12.57            14.04         23,072    2014
                                                                          10.16            12.57         21,416    2013
                                                                           9.05            10.16         18,636    2012
                                                                           8.53             9.05         10,517    2011
-----------------------------------------------------------------------------------------------------------------------

                                     B-127

                                                                                                   Number of
                                                                 Accumulation      Accumulation  Accumulation
                                                                Unit Values at    Unit Values at   Units at
Subaccounts                                                   Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Large Cap Value Portfolio -- Class I         $$30.69          $$31.80         17,320    2020
                                                                      24.19            30.69         21,166    2019
                                                                      26.96            24.19         22,378    2018
                                                                      23.85            26.96         27,219    2017
                                                                      21.43            23.85         22,995    2016
                                                                      22.41            21.43         26,120    2015
                                                                      10.00            22.41         31,076    2014
-------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
-------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares             $$23.37          $$26.14         43,186    2020
                                                                      18.09            23.37         49,572    2019
                                                                      19.49            18.09         55,920    2018
                                                                      16.09            19.49         65,382    2017
                                                                      15.09            16.09         73,805    2016
                                                                      15.33            15.09         80,778    2015
                                                                      14.06            15.33        114,645    2014
                                                                      10.84            14.06        132,820    2013
                                                                       9.27            10.84        168,141    2012
                                                                       9.65             9.27        193,356    2011
-------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares               $$31.00          $$44.44         61,393    2020
                                                                      22.29            31.00         75,354    2019
                                                                      23.04            22.29         80,167    2018
                                                                      18.52            23.04         89,317    2017
                                                                      17.29            18.52         95,620    2016
                                                                      17.95            17.29        113,413    2015
                                                                      19.71            17.95        123,917    2014
                                                                      14.17            19.71        140,324    2013
                                                                      11.91            14.17        177,650    2012
                                                                      13.51            11.91        258,229    2011
-------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                $$19.16          $$20.66         39,472    2020
                                                                      16.20            19.16         45,423    2019
                                                                      17.48            16.20         62,015    2018
                                                                      15.85            17.48         72,884    2017
                                                                      14.79            15.85         78,537    2016
                                                                      15.11            14.79         85,923    2015
                                                                      14.18            15.11        103,494    2014
                                                                      12.13            14.18        114,910    2013
                                                                      11.11            12.13        147,969    2012
                                                                      11.11            11.11        181,473    2011
-------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                   $$32.39          $$33.68         56,063    2020
                                                                      26.36            32.39         62,653    2019
                                                                      26.56            26.36         79,074    2018
                                                                      23.57            26.56         94,999    2017
                                                                      21.52            23.57        109,453    2016
                                                                      25.64            21.52        130,767    2015
                                                                      23.15            25.64        152,704    2014
                                                                      19.56            23.15        182,851    2013
                                                                      17.55            19.56        229,216    2012
                                                                      16.74            17.55        337,968    2011
-------------------------------------------------------------------------------------------------------------------

                                     B-128

                                                                                                                   Number of
                                                                                 Accumulation      Accumulation  Accumulation
                                                                                Unit Values at    Unit Values at   Units at
Subaccounts                                                                   Beginning of Period End of Period  End of Period
-------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio -- Service Class            $17.38            $20.91         67,539
   Shares                                                                            12.65             17.38         73,189
                                                                                     12.78             12.65         76,003
                                                                                     10.13             12.78        103,637
                                                                                      9.72             10.13        125,668
                                                                                     10.00              9.72        170,074
-------------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
-------------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                       $15.78            $16.77         70,579
                                                                                     14.35             15.78         82,677
                                                                                     15.41             14.35         90,007
                                                                                     13.81             15.41         91,144
                                                                                     12.42             13.81         85,357
                                                                                     13.89             12.42        104,689
                                                                                     14.05             13.89        122,394
                                                                                     14.25             14.05        136,757
                                                                                     12.61             14.25        169,804
                                                                                     12.57             12.61        177,240
-------------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                               $25.10            $26.13        170,232
                                                                                     22.22             25.10        189,345
                                                                                     23.19             22.22        219,110
                                                                                     22.09             23.19        248,351
                                                                                     19.95             22.09        292,040
                                                                                     20.61             19.95        354,144
                                                                                     20.25             20.61        391,899
                                                                                     19.46             20.25        494,786
                                                                                     17.29             19.46        552,169
                                                                                     16.99             17.29        624,902
-------------------------------------------------------------------------------------------------------------------------------
  International Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class         $20.72            $21.53         22,908
   Shares                                                                            19.66             20.72         25,448
                                                                                     19.56             19.66         34,935
                                                                                     19.33             19.56         37,743
                                                                                     18.44             19.33         47,848
                                                                                     18.68             18.44         51,181
                                                                                     17.07             18.68         53,722
                                                                                     17.25             17.07         66,833
                                                                                     15.80             17.25         81,402
                                                                                     15.03             15.80        101,984
-------------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares                $26.96            $31.15        114,249
                                                                                     24.16             26.96        122,548
                                                                                     25.14             24.16        137,750
                                                                                     23.44             25.14        153,836
                                                                                     23.64             23.44        177,323
                                                                                     24.35             23.64        202,697
                                                                                     19.95             24.35        221,201
                                                                                     23.27             19.95        279,343
                                                                                     22.64             23.27        381,663
                                                                                     17.99             22.64        481,129
-------------------------------------------------------------------------------------------------------------------------------

Subaccounts                                                                   Year
----------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
----------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio -- Service Class      2020
   Shares                                                                     2019
                                                                              2018
                                                                              2017
                                                                              2016
                                                                              2015
----------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                 2020
                                                                              2019
                                                                              2018
                                                                              2017
                                                                              2016
                                                                              2015
                                                                              2014
                                                                              2013
                                                                              2012
                                                                              2011
----------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                         2020
                                                                              2019
                                                                              2018
                                                                              2017
                                                                              2016
                                                                              2015
                                                                              2014
                                                                              2013
                                                                              2012
                                                                              2011
----------------------------------------------------------------------------------
  International Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class   2020
   Shares                                                                     2019
                                                                              2018
                                                                              2017
                                                                              2016
                                                                              2015
                                                                              2014
                                                                              2013
                                                                              2012
                                                                              2011
----------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares          2020
                                                                              2019
                                                                              2018
                                                                              2017
                                                                              2016
                                                                              2015
                                                                              2014
                                                                              2013
                                                                              2012
                                                                              2011
----------------------------------------------------------------------------------

                                     B-129

                                                                                               Number of
                                                             Accumulation      Accumulation  Accumulation
                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                               Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares         $12.35            $12.52         153,403   2020
                                                                 12.06             12.35         149,108   2019
                                                                 12.20             12.06         146,522   2018
                                                                 12.23             12.20         172,277   2017
                                                                 12.25             12.23         162,148   2016
                                                                 12.40             12.25         195,311   2015
                                                                 12.49             12.40         318,794   2014
                                                                 12.71             12.49         436,253   2013
                                                                 12.19             12.71         518,812   2012
                                                                 12.25             12.19         751,487   2011
---------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares         $19.99            $21.38         388,924   2020
                                                                 18.74             19.99         434,691   2019
                                                                 19.13             18.74         503,063   2018
                                                                 18.52             19.13         602,633   2017
                                                                 18.32             18.52         727,572   2016
                                                                 18.53             18.32         861,562   2015
                                                                 18.05             18.53       1,027,844   2014
                                                                 18.70             18.05       1,362,269   2013
                                                                 17.33             18.70       1,785,036   2012
                                                                 16.99             17.33       2,045,176   2011
---------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
---------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                         $20.60            $29.39          32,070   2020
                                                                 15.28             20.60          39,586   2019
                                                                 15.81             15.28          36,079   2018
                                                                 12.25             15.81          43,445   2017
                                                                 11.74             12.25          51,855   2016
                                                                 11.01             11.74          55,685   2015
                                                                  9.53             11.01          64,019   2014
                                                                  7.19              9.53          99,272   2013
                                                                  6.25              7.19         141,164   2012
                                                                  6.22              6.25         207,917   2011
---------------------------------------------------------------------------------------------------------------
State Street Variable Insurance Series Funds, Inc.
---------------------------------------------------------------------------------------------------------------
  Income V.I.S. Fund -- Class 1 Shares                          $16.30            $17.18          73,143   2020
                                                                 15.25             16.30          78,486   2019
                                                                 15.71             15.25          88,761   2018
                                                                 15.46             15.71          98,851   2017
                                                                 15.24             15.46         113,000   2016
                                                                 15.55             15.24         128,286   2015
                                                                 15.02             15.55         150,489   2014
                                                                 15.47             15.02         184,651   2013
                                                                 14.86             15.47         228,114   2012
                                                                 14.08             14.86         341,341   2011
---------------------------------------------------------------------------------------------------------------
  Premier Growth Equity V.I.S. Fund -- Class 1 Shares           $31.22            $41.07          71,193   2020
                                                                 23.09             31.22          84,450   2019
                                                                 24.10             23.09          96,503   2018
                                                                 19.07             24.10         105,204   2017
                                                                 18.90             19.07         123,365   2016
                                                                 18.59             18.90         170,037   2015
                                                                 16.55             18.59         207,476   2014
                                                                 12.46             16.55         269,505   2013
                                                                 10.47             12.46         310,631   2012
                                                                 10.59             10.47         413,563   2011
---------------------------------------------------------------------------------------------------------------

                                     B-130

                                                                                              Number of
                                                            Accumulation      Accumulation  Accumulation
                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                              Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------
  Real Estate Securities V.I.S. Fund -- Class 1 Shares         $67.95            $63.40          29,639   2020
                                                                54.71             67.95          35,494   2019
                                                                58.94             54.71          43,339   2018
                                                                56.56             58.94          51,463   2017
                                                                53.19             56.56          68,474   2016
                                                                51.67             53.19          85,271   2015
                                                                39.79             51.67          98,743   2014
                                                                39.39             39.79         118,668   2013
                                                                34.26             39.39         133,518   2012
                                                                31.67             34.26         180,133   2011
--------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index V.I.S. Fund -- Class 1 Shares               $25.69            $29.83         497,718   2020
                                                                19.91             25.69         551,328   2019
                                                                21.23             19.91         608,672   2018
                                                                17.75             21.23         674,041   2017
                                                                16.15             17.75         796,515   2016
                                                                16.23             16.15         900,320   2015
                                                                14.55             16.23       1,020,768   2014
                                                                11.20             14.55       1,170,500   2013
                                                                 9.83             11.20       1,493,296   2012
                                                                 9.82              9.83       1,788,261   2011
--------------------------------------------------------------------------------------------------------------
  Small-Cap Equity V.I.S. Fund -- Class 1 Shares               $37.92            $42.76         106,593   2020
                                                                30.54             37.92         119,664   2019
                                                                34.36             30.54         136,937   2018
                                                                30.96             34.36         151,017   2017
                                                                25.41             30.96         172,057   2016
                                                                26.92             25.41         199,076   2015
                                                                26.35             26.92         231,678   2014
                                                                19.55             26.35         283,415   2013
                                                                17.33             19.55         352,586   2012
                                                                17.07             17.33         492,671   2011
--------------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 1 Shares                   $20.74            $21.73         290,872   2020
                                                                18.19             20.74         414,279   2019
                                                                19.73             18.19         461,410   2018
                                                                17.33             19.73         506,568   2017
                                                                16.56             17.33         558,925   2016
                                                                17.01             16.56         658,070   2015
                                                                16.40             17.01         716,011   2014
                                                                14.50             16.40         851,578   2013
                                                                13.08             14.50       1,048,044   2012
                                                                13.68             13.08       1,298,723   2011
--------------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 3 Shares                   $15.36            $16.05         111,310   2020
                                                                13.50             15.36         121,342   2019
                                                                14.68             13.50         130,835   2018
                                                                12.94             14.68         220,142   2017
                                                                12.39             12.94         244,647   2016
                                                                12.75             12.39         357,426   2015
                                                                12.33             12.75         442,957   2014
                                                                10.92             12.33         558,796   2013
                                                                 9.88             10.92         639,787   2012
                                                                10.36              9.88         770,120   2011
--------------------------------------------------------------------------------------------------------------

                                     B-131

                                                                                           Number of
                                                         Accumulation      Accumulation  Accumulation
                                                        Unit Values at    Unit Values at   Units at
Subaccounts                                           Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------
  U.S. Equity V.I.S. Fund -- Class 1 Shares                 $27.37            $33.05         80,107    2020
                                                             21.10             27.37         91,373    2019
                                                             22.19             21.10        118,308    2018
                                                             18.79             22.19        132,774    2017
                                                             17.46             18.79        145,138    2016
                                                             18.15             17.46        177,919    2015
                                                             16.35             18.15        195,687    2014
                                                             12.40             16.35        245,484    2013
                                                             10.88             12.40        307,882    2012
                                                             11.38             10.88        388,156    2011
-----------------------------------------------------------------------------------------------------------
The Prudential Series Fund
-----------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares         $42.25            $54.25         11,016    2020
                                                             33.42             42.25         14,453    2019
                                                             36.01             33.42         17,866    2018
                                                             28.19             36.01         21,686    2017
                                                             28.28             28.19         25,101    2016
                                                             27.14             28.28         26,955    2015
                                                             25.83             27.14         31,084    2014
                                                             20.28             25.83         41,080    2013
                                                             18.63             20.28         56,803    2012
                                                             19.81             18.63         87,688    2011
-----------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                     $28.12            $43.07          6,624    2020
                                                             21.50             28.12          8,656    2019
                                                             22.10             21.50          8,588    2018
                                                             16.49             22.10         11,896    2017
                                                             16.97             16.49         11,833    2016
                                                             15.52             16.97         14,581    2015
                                                             14.39             15.52         12,576    2014
                                                             10.66             14.39         15,937    2013
                                                              9.36             10.66         29,596    2012
                                                              9.51              9.36         45,577    2011
-----------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares            $12.37            $13.62         41,677    2020
                                                             11.40             12.37         55,747    2019
                                                             14.19             11.40         61,635    2018
                                                             14.49             14.19         63,543    2017
                                                             11.79             14.49         68,132    2016
                                                             16.84             11.79         74,791    2015
                                                             21.32             16.84         82,501    2014
                                                             19.73             21.32         89,481    2013
                                                             20.64             19.73        142,080    2012
                                                             26.00             20.64        243,106    2011
-----------------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust
-----------------------------------------------------------------------------------------------------------
  Wells Fargo VT Omega Growth Fund -- Class 2               $34.09            $48.06         10,255    2020
                                                             25.27             34.09         14,138    2019
                                                             25.60             25.27         11,661    2018
                                                             19.32             25.60         11,992    2017
                                                             19.52             19.32         12,351    2016
                                                             19.56             19.52         15,629    2015
                                                             19.13             19.56         19,474    2014
                                                             13.89             19.13         26,945    2013
                                                             11.72             13.89         21,682    2012
                                                             12.60             11.72         49,611    2011
-----------------------------------------------------------------------------------------------------------

                                     B-132

Statement of Additional Information


   Subaccount Investing in the Goldman Sachs Variable Insurance


                  Genworth Life and Annuity Insurance Company
                            6610 West Broad Street
                           Richmond, Virginia 23230

A Statement of Additional Information containing more detailed information about the contract and the Separate Account is available free by writing us at the address below or by calling (800) 352-9910.

Genworth Life and Annuity Insurance Company
Annuity New Business
6610 West Broad Street
Richmond, Virginia 23230

Please mail a copy of the Statement of Additional Information for the Separate
Account, Contract Form P1152 1/99 (RetireReady/SM/ Extra) to:

Name ___________________________________________________________________________

Address ________________________________________________________________________
                                          Street

________________________________________________________________________________
         City                       State                              Zip

Signature of Requestor _________________________________________________________
                                                 Date

                 Genworth Life & Annuity VA Separate Account 1
                                Prospectus For
             Flexible Premium Variable Deferred Annuity Contracts
                                Form P1152 1/99

                                  Issued by:
                  Genworth Life and Annuity Insurance Company
                            6610 West Broad Street
                           Richmond, Virginia 23230
                           Telephone: (800) 352-9910

--------------------------------------------------------------------------------

This prospectus, dated April 30, 2021, describes an individual flexible premium variable deferred annuity contract (the "contract" or "contracts") offered to individuals and qualified and nonqualified retirement plans. Genworth Life and
Annuity Insurance Company (the "Company," "we," "us," or "our") issues the contract. This contract may be referred to as "Commonwealth Extra" in our marketing materials. This contract (Commonwealth Extra) is no longer offered or sold.

This prospectus describes all material features and benefits of the contract and provides details about Genworth Life & Annuity VA Separate Account 1 (the
"Separate Account") and the Guarantee Account that you should know before investing. Please read this prospectus carefully before investing and keep it for future reference.

The contract offers you the opportunity to accumulate Contract Value and provides for the payment of periodic annuity benefits. We may pay these annuity benefits on a variable or fixed basis.

You may allocate your premium payments and automatic bonus credits we provide you to the Separate Account, the Guarantee Account, or both. The Guarantee
Account may not be available in all states. If we apply bonus credits to your contract, we will apply them with your premium payment to your Contract Value, and allocate the credits on a pro-rata basis to the investment options you select in the same ratio as the applicable premium payment. You should know that over time and under certain circumstances (such as an extended period of poor market performance), the costs associated with the bonus credit may exceed the sum of the bonus credit and any related earnings. You should consider this possibility before purchasing the contract. The bonus credit is referred to as an "enhanced premium amount" in your contract. Each Subaccount of the Separate
Account invests in shares of Portfolios of the Funds listed below:

AB Variable Products Series Fund, Inc.:
AB Growth and Income Portfolio -- Class B

AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. Capital Appreciation Fund -- Series I shares (formerly, Invesco
  Oppenheimer V.I. Capital Appreciation Fund -- Series I Shares)
Invesco V.I. Conservative Balanced Fund -- Series I shares (formerly, Invesco
  Oppenheimer V.I. Conservative Balanced Fund -- Series I Shares)
Invesco V.I. Core Bond Fund -- Series I shares (formerly, Invesco Oppenheimer
  V.I. Total Return Bond Fund -- Series I Shares)
Invesco V.I. Discovery Mid Cap Growth Fund -- Series II shares (formerly,
  Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund -- Series II Shares)
Invesco V.I. Global Strategic Income Fund -- Series I shares (formerly, Invesco
  Oppenheimer V.I. Global Strategic Income Fund -- Series I Shares)

The Alger Portfolios:
Alger Large Cap Growth Portfolio -- Class I-2 Shares
Alger Small Cap Growth Portfolio -- Class I-2 Shares

Federated Hermes Insurance Series:
Federated Hermes High Income Bond Fund II -- Primary Shares
Federated Hermes Managed Volatility Fund II -- Primary Shares

Fidelity(R) Variable Insurance Products Fund:
VIP Asset Manager/SM/ Portfolio -- Initial Class
VIP Contrafund(R) Portfolio -- Initial Class
VIP Equity-Income Portfolio -- Initial Class
VIP Growth Portfolio -- Initial Class
VIP Growth & Income Portfolio -- Initial Class

                                      1

VIP Growth Opportunities Portfolio -- Initial Class
VIP Mid Cap Portfolio -- Service Class 2
VIP Overseas Portfolio -- Initial Class

Franklin Templeton Variable Insurance Products Trust:
Templeton Foreign VIP Fund -- Class 1 Shares

Goldman Sachs Variable Insurance Trust:
Goldman Sachs Government Money Market Fund -- Service Shares
Goldman Sachs Large Cap Value Fund -- Institutional Shares
Goldman Sachs Mid Cap Value Fund -- Institutional Shares

Janus Aspen Series:
Janus Henderson Balanced Portfolio -- Institutional Shares
Janus Henderson Enterprise Portfolio -- Institutional Shares
Janus Henderson Flexible Bond Portfolio -- Institutional Shares
Janus Henderson Forty Portfolio -- Institutional Shares
Janus Henderson Global Research Portfolio -- Institutional Shares
Janus Henderson Global Technology and Innovation Portfolio -- Service Shares
Janus Henderson Overseas Portfolio -- Institutional Shares
Janus Henderson Research Portfolio -- Institutional Shares

Legg Mason Partners Variable Equity Trust:
ClearBridge Variable Dividend Strategy Portfolio -- Class I
ClearBridge Variable Large Cap Value Portfolio -- Class I

MFS(R) Variable Insurance Trust:
MFS(R) New Discovery Series -- Service Class Shares

PIMCO Variable Insurance Trust:
Total Return Portfolio -- Administrative Class Shares

State Street Variable Insurance Series Funds, Inc.:
Income V.I.S. Fund -- Class 1 Shares
Premier Growth Equity V.I.S. Fund -- Class 1 Shares
Real Estate Securities V.I.S. Fund -- Class 1 Shares
S&P 500(R) Index V.I.S. Fund -- Class 1 Shares
Small-Cap Equity V.I.S. Fund -- Class 1 Shares
Total Return V.I.S. Fund -- Class 1 Shares
U.S. Equity V.I.S. Fund -- Class 1 Shares

Not all of these Portfolios may be available in all states or in all markets.

Beginning on January 1, 2021, we will no longer send you paper copies of shareholder reports for the Portfolios of the Funds offered under the contract
("Reports") unless you specifically request paper copies from us. Instead, the
Reports will be made available on a website. We will notify you by mail each time a Report is posted. The notice will provide website links to access the
Reports as well as instructions for requesting paper copies. If you wish to continue to receive Reports in paper free of charge from us, please call
(800) 352-9910. Your election to receive Reports in paper will apply to all underlying Funds and Portfolios available under your contract.

If you have already elected to receive Reports electronically, you will not be affected by this change and you need not take any action. If you wish to receive the Reports and other disclosure documents from us electronically, please contact us at (800) 352-9910 or visit genworth.com to register.

The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

This contract:

  .  Is NOT a bank deposit

  .  Is NOT FDIC insured

  .  Is NOT insured or endorsed by a bank or any federal government agency

  .  Is NOT available in every state

  .  MAY go down in value.

Except for amounts in the Guarantee Account, both the value of a contract before the Maturity Date and the amount of monthly income afterwards will depend upon the investment performance of the Portfolio(s) you select. You bear the investment risk of investing in the Portfolios.

This contract has optional benefits, for an additional charge, available to contract owners. Not all benefits may be available in all states or in all markets. Should you not be able to obtain a certain feature explained in this prospectus through your current representative, please contact our Home Office at the telephone number or address listed below to inquire as to whether a particular optional benefit is available in your state and, if so, for a list of firms that will permit such an optional benefit for sale. Please note that some optional benefits may have requirements that differ from or are in addition to the base contract. Before deciding to invest in an optional benefit, you should weigh its costs and benefits against the possibility that, had you not purchased the optional benefit, your Contract Value may have been higher.

We may offer other contracts with features that are substantially similar to those offered in this contract and in this prospectus. These other contracts may be priced differently and may be offered exclusively to customers of one or more particular financial institutions or brokerage firms.

                                      2

The contract was offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contract. Guarantees under the contract are the sole responsibility of the Company.

In the future, additional portfolios managed by certain financial institutions or brokerage firms may be added to the Separate Account. These portfolios may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm.

This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings.
Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. Accordingly, if you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefit, income benefits, and other non-tax-related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

A Statement of Additional Information, dated April 30, 2021, which contains additional information about the contract has been filed with the SEC and is incorporated by reference into this prospectus. A table of contents for the
Statement of Additional Information appears on the last page of this prospectus. If you would like a free copy of the Statement of Additional
Information, call us at:

                                (800) 352-9910;

                                or write us at:

                            6610 West Broad Street
                           Richmond, Virginia 23230.

The Statement of Additional Information and other material incorporated by reference can be found on the SEC's website at:

                                  www.sec.gov

This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made.

                                      3

   Charge for the Optional Guaranteed Minimum Death Benefit.  23

   Transfers from the Guarantee Account to the Subaccounts..  26
   Transfers from the Subaccounts to the Guarantee Account..  26

                                      4


   Death of an Owner, Joint Owner, or Annuitant On or After the Maturity Date.  38

Table of Contents for Statement of Additional Information

                                      5

DEFINITIONS

The following terms are used throughout the prospectus:

Accumulation Unit -- An accounting unit of measure we use to calculate the value in the Separate Account before income payments commence.

Annuitant -- The person named in the contract upon whose age and, where appropriate gender, we determine monthly income benefits.

Annuity Unit -- An accounting unit of measure we use to calculate the amount of the second and each subsequent variable income payment.

Bonus Credit -- The "enhanced premium amount" described in your contract. For contracts that qualify, it is the amount we will add to each premium payment we receive. The Bonus Credit is not considered a "premium payment" under the contract.

Code -- The Internal Revenue Code of 1986, as amended.

Contract Date -- The date we issue your contract and your contract becomes effective. Your Contract Date is shown in your contract. We use the Contract
Date to determine contract years and anniversaries.

Contract Value -- The total value of all your Accumulation Units in the
Subaccounts and any amounts you hold in the Guarantee Account.

Fund -- Any open-end management investment company or any unit investment trust in which the Separate Account invests.

General Account -- Assets of the Company other than those allocated to the
Separate Account or any other segregated asset account of the Company.

Guarantee Account -- Part of our General Account that provides a guaranteed interest rate for a specified interest rate guarantee period. The General
Account is not part of and does not depend on the investment performance of the
Separate Account. The Guarantee Account may not be available in all states.

Home Office -- Our office located at 6610 West Broad Street, Richmond, Virginia
23230.

Maturity Date -- The date on which your income payments will commence, provided the Annuitant is living on that date. The Maturity Date is stated in your contract, unless changed by you in writing in a form acceptable to us.

Portfolio -- A division of a Fund, the assets of which are separate from other
Portfolios that may be available in the Fund. Each Portfolio has its own investment objective. Not all Portfolios may be available in all states or markets.

Separate Account -- Genworth Life & Annuity VA Separate Account 1, a separate account we established to receive Subaccount allocations. The Separate Account is divided into Subaccounts, each of which invests in shares of a separate
Portfolio.

Subaccount -- A division of the Separate Account which invests exclusively in shares of a designated Portfolio. Not all Subaccounts may be available in all states or markets. A Subaccount may be referred to as an Investment Subdivision in the contract and/or marketing materials.

Surrender Value -- The value of the contract as of the date we receive your written request to surrender at our Home Office, less any applicable surrender charge, premium tax, any optional death benefit charge and contract charge.

Valuation Day -- Each day on which the New York Stock Exchange is open for regular trading, except for days that the Subaccount's corresponding Portfolio does not value its shares.

Valuation Period -- The period that starts at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next succeeding Valuation Day.

                                      6

FEE TABLES

The following tables describe fees and expenses that you will pay when buying, owning, partially surrendering assets or fully surrendering the contract. The first table describes the fees and expenses that you will pay when you buy the contract, take a partial surrender, fully surrender your contract or transfer assets among the investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses
----------------------------------------------------------------------------------------------------
Surrender Charge (as a percentage of premium       Number of Completed     Surrender Charge as a
 payments surrendered)                             Years Since We Received Percentage of the Premium
                                                   the Premium Payment     Payment Surrendered/1/
                                                   -------------------------------------------------
                                                              0                       8%
                                                              1                       8%
                                                              2                       7%
                                                              3                       6%
                                                              4                       5%
                                                              5                       4%
                                                              6                       3%
                                                              7                       2%
                                                          8 or more                   0%
----------------------------------------------------------------------------------------------------
 Transfer Charge                                                       $10.00/2/
----------------------------------------------------------------------------------------------------

/1/A surrender charge is not assessed on any amounts representing gain. In addition, you may partially surrender the greater of 10% of your total premium payments or any amount surrendered to meet minimum distribution requirements under the Code each contract year without incurring a surrender charge. If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. The free withdrawal amount is not cumulative from contract year to contract year. The surrender charge will be assessed from the amount surrendered unless otherwise requested.

/2/We currently do not assess a transfer charge. However, we reserve the right to assess a transfer charge for each transfer among the Subaccounts.

                                      7

The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including Portfolio fees and expenses.

Periodic Charges Other Than Portfolio
Expenses
---------------------------------------------------
Annual Contract Charge                   $25.00/1/
---------------------------------------------------
Separate Account Annual Expenses (as a
 percentage of your average daily net
 assets in the Separate Account)
---------------------------------------------------
 Mortality and Expense Risk Charge         1.30%
---------------------------------------------------
 Administrative Expense Charge             0.25%
---------------------------------------------------
Optional Benefits/2/
---------------------------------------------------
 Optional Guaranteed Minimum Death
   Benefit Rider                         0.35%/3/
---------------------------------------------------
Maximum Total Separate Account Annual
 Expenses                                1.90%/4/
---------------------------------------------------

/1/This charge is taken on each contract anniversary and at the time the contract is surrendered. We will not assess this charge if your Contract
   Value is $10,000 or more at the time the charge is assessed.

/2/The charges for the optional death benefits are taken in arrears on each contract anniversary and at the time of surrender.

/3/This charge is a percentage of your average benefit amount for the prior contract year. Currently we charge 0.25% of your prior contract year's average benefit amount.

/4/The Maximum Total Separate Account Annual Expenses assume that the owner elected the Optional Guaranteed Minimum Death Benefit Rider. If the Optional
   Guaranteed Minimum Death Benefit Rider was not elected, the total Separate
   Account Annual Expenses would be lower.

For information concerning compensation paid for the sale of the contract, see the "Sales of the Contract" provision of the prospectus.

The next item shows the minimum and maximum total annual operating expenses charged by the Portfolios for the year ended December 31, 2020. These are expenses that are deducted from Portfolio assets, which may include management fees, distribution and/or service (Rule 12b-1) fees, and other expenses.
Portfolio expenses are the responsibility of the Portfolio or Fund. They are not fixed or specified under the terms of the contract and are not the responsibility of the Company. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.

Annual Portfolio Expenses/1/                                                      Minimum Maximum
-------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses (before fee waivers or reimbursements)   0.31%   1.27%
-------------------------------------------------------------------------------------------------

/1/The Portfolio expenses used to prepare this table were provided to the
   Company by the Funds. The Company has not independently verified such information. The expenses shown are those incurred for the year ended
   December 31, 2020, or restated to reflect Portfolio expenses estimated for the current fiscal year, subject to possible adjustment for material changes. Current or future expenses may be greater or less than those shown.
   The range of expenses above does not show the effect of any fee waiver or expense reimbursement arrangements. The advisers and/or other service providers of certain Portfolios have agreed to waive their fees and/or reimburse the Portfolios' expenses in order to keep the Portfolios' expenses below specified limits. In some cases, these expense limitations are contractual. In other cases, these expense limitations are voluntary and may be terminated at any time. The minimum and maximum Total Annual Portfolio
   Operating Expenses for all the Portfolios after all fee waivers and expense reimbursements (whether voluntary or contractual) are 0.31% and 1.27%, respectively. Please see the prospectus for each Portfolio for information regarding the expenses for each Portfolio, including fee reduction and/or expense reimbursement arrangements, if applicable.

                                      8

Example

These Examples are intended to help you compare the costs of investing in the contract with the costs of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, Separate Account annual expenses and Portfolio fees and expenses.

The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

  .  invested $10,000 in the contract for the time periods indicated;

  .  earned a 5% annual return on your investment;

  .  elected the Optional Guaranteed Minimum Death Benefit Rider; and

  .  surrendered your contract at the end of the stated period.

Each Example assumes that the maximum fees and expenses of any of the
Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.

Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
$1,054      $1,649      $2,180       $3,624

The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract at the end of the stated time period.

Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $296        $981       $1,690       $3,580

The next Example uses the same assumptions as the prior Example, except that it assumes you do not surrender your contract.

Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $334       $1,019      $1,730       $3,624

Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

  .  total Separate Account charges of 1.55% (deducted daily at an annual effective rate of assets in the Separate Account);

  .  an annual contract charge of $25 (assumed to be equivalent to 0.25% of the
     Contract Value); and

  .  a charge of 0.35% for the Optional Guaranteed Minimum Death Benefit Rider
     (an annual rate as a percentage of the prior contract year's average benefit amount).

If the Optional Guaranteed Minimum Death Benefit Rider is not elected, the expense figures shown above would be lower.

SYNOPSIS

What type of contract am I buying?  The contract is an individual flexible premium variable deferred annuity contract. We may issue it as a contract qualified ("Qualified Contract") under the Code, or as a contract that is not qualified under the Code ("Non-Qualified Contract"). Because this contract may be used with certain tax qualified retirement plans that offer their own tax deferral benefit, you should consider purchasing the contract as a Qualified
Contract. This prospectus only provides disclosure about the contract. Certain features described in this prospectus may vary from your contract. See "The
Contract" provision of this prospectus.

How does the contract work?  Once we approve your application, we will issue a contract. During the accumulation period, you can use your premium payments to buy Accumulation Units in the Separate Account or interests in the Guarantee
Account. Should you decide to receive income payments (annuitize the contract), we will convert your Accumulation Units to Annuity Units.

You can choose fixed or variable income payments. If you choose variable income payments, we will base each periodic income payment upon the number of Annuity
Units to which you became entitled at the time you decide to annuitize and on the value of each unit on the date the payment is determined. See "The
Contract" provision of this prospectus.

What is a Bonus Credit?  The Bonus Credit is an amount we add to each premium payment we receive. If the Annuitant is age 80 or younger when the contract is issued, we will add 4% of each premium payment to your Contract Value. If the
Annuitant is age 81 or older at the time the contract is issued, we will not pay any Bonus Credits. (The Annuitant cannot be age 81 or older at the time of application unless we approve an Annuitant of an older age.) Bonus Credits are not considered "premium payments" for purposes of the contract. See the "Bonus
Credits" provision of this prospectus.

                                      9

What is the Separate Account?  The Separate Account is a segregated asset account established under Virginia insurance law, and registered with the SEC as a unit investment trust. We allocate the assets of the Separate Account to one or more Subaccounts, in accordance with your instructions. We do not charge those assets with liabilities arising out of any other business we may conduct.
Amounts you allocate to the Separate Account will reflect the investment performance of the Portfolios you select. You bear the risk of investment gain or loss on amounts allocated to the Separate Account. See "The Separate
Account" provision of this prospectus.

What are my variable investment choices?  Through its Subaccounts, the Separate
Account uses your premium payments to purchase shares, at your direction, in one or more of the Portfolios. In turn, each Portfolio holds securities consistent with its own particular investment objective. See "The Separate
Account" provision of this prospectus.

What is the Guarantee Account?  We offer fixed investment choices through our
Guarantee Account. The Guarantee Account is part of our General Account and pays interest at declared rates we guarantee for selected periods of time. We also guarantee the principal, after any deductions of applicable contract charges. Since the Guarantee Account is part of the General Account, we assume the risk of investment gain or loss on amounts allocated to it.

The Guarantee Account is not a part of and does not depend upon the investment performance of the Separate Account. You may transfer assets between the
Guarantee Account and the Separate Account subject to certain restrictions. The
Guarantee Account may not be available in all states or markets. See "The
Guarantee Account" and the "Transfers" provisions of this prospectus.

What charges are associated with this contract?  Should you take a partial surrender or totally surrender your contract before your premium payments have been in your contract for eight full years, we will assess a surrender charge ranging from 2% to 8%, depending upon how many full years those payments have been in the contract. If your premium payments have been in your contract for eight full years, the surrender charge for those purchase payments reduces to
0%. We do not assess a surrender charge upon any amounts surrendered that represent gain.

You may also partially surrender up to the greater of 10% of premium payments or any amount surrendered to meet minimum distribution requirements under the
Code each contract year without being assessed a surrender charge. If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. We will deduct amounts surrendered first from any gain in the contract and then from premiums paid. We do not assess the surrender charge upon annuitization under an Optional Payment Plan with a life contingency or a period certain guaranteeing payments for five years or more.
We may also waive the surrender charge under certain other conditions. See the
"Surrender Charge" provision of this prospectus.

We assess annual charges in the aggregate at an effective annual rate of 1.55%
against the daily net asset value of the Separate Account. These charges consist of an administrative expense charge of 0.25% and a mortality and expense risk charge of 1.30%. There is also a $25 annual contract charge, which we waive if the Contract Value is $10,000 or more at the time the charge is assessed. We also charge for the optional riders. For a complete discussion of the charges associated with the contract, see the "Charges and Other
Deductions" provision of this prospectus.

If your state assesses a premium tax with respect to your contract, then at the time we incur the tax (or at such other time as we may choose), we will deduct those amounts from premium payments or the Contract Value, as applicable. See the "Charges and Other Deductions" and the "Deductions for Premium Taxes"
provisions of this prospectus.

There are also expenses associated with the Portfolios. These include management fees and other expenses associated with the daily operation of each
Portfolio, as well as Rule 12b-1 fees or service share fees, if applicable. See the "Fee Tables" provision of this prospectus. A Portfolio may also impose a redemption charge on Subaccount assets that are redeemed from the Portfolio in connection with a transfer. Portfolio expenses, including any redemption charges, are more fully described in the prospectus for each Portfolio.

We pay compensation to broker-dealers who sell the contracts. For a discussion of this compensation, see the "Sales of the Contracts" provision of this prospectus.

We offer other variable annuity contracts in the Separate Account (and our other separate accounts) that also invest in the same (or many of the same)
Portfolios of the Funds offered under the contract. These other contracts may have different charges and may offer different benefits more suitable to your needs. To obtain more information about these contracts, including a prospectus, contact your registered representative, or call (800) 352-9910.

                                      10

How much must I pay and how often?  Subject to certain minimum and maximum payments, the amount and frequency of your premium payments are flexible. See
"The Contract -- Premium Payments" provision of this prospectus.

How will my income payments be calculated?  We will pay you a monthly income beginning on the Maturity Date if the Annuitant is still living. You may also decide to take income payments under one of the Optional Payment Plans. We will base your initial payment on Contract Value and other factors. See the "Income
Payments" provision of this prospectus.

What happens if I die before the Maturity Date?  Before the Maturity Date, if an owner, joint owner, or Annuitant dies while the contract is in force, we will treat the designated beneficiary as the sole owner of the contract, subject to certain distribution rules. We may pay a death benefit to the designated beneficiary(ies). See the "Death of the Owner and/or Annuitant"
provision of this prospectus.

May I transfer assets among Subaccounts and to and from the Guarantee
Account?  You may transfer assets among the Subaccounts and you may transfer assets to and from the Guarantee Account. However, there are limitations imposed by your contract on both the number of transfers that may be made per calendar year, as well as limitations on transfer rights.

For transfers among the Subaccounts and transfers to the Subaccounts from the
Guarantee Account, the minimum transfer amount is currently $100 or the entire balance in the Subaccount if the transfer will leave a balance of less than
$100. See the "Transfers," "Income Payments -- Transfers After the Maturity
Date," and "The Guarantee Account" provisions of this prospectus.

May I surrender the contract or take a partial surrender?  Yes, subject to contract requirements and restrictions imposed under certain retirement plans.

If you surrender the contract or take a partial surrender, we may assess a surrender charge as discussed above. In addition, you will ordinarily be subject to income tax (except for qualified distributions from a Roth IRA) and, if you are younger than age 59 1/2 at the time of the surrender or partial surrender, a 10% IRS penalty tax. A total surrender or a partial surrender may also be subject to tax withholding. See the "Tax Matters" provision of this prospectus. A partial surrender will reduce the death benefit by the proportion that the partial surrender (including any applicable surrender charge and premium tax) reduces your Contract Value. See the "Death of Owner and/or
Annuitant" provision of this prospectus for more information.

Do I get a free look at this contract?  Yes. You have the right to return the contract to us at our Home Office at the address listed on page 1 of this prospectus, and have us cancel the contract within a certain number of days
(usually 10 days from the date you receive the contract, but some states require different periods).

If you exercise this right, we will cancel the contract as of the Valuation Day we receive it at our Home Office and send you a refund computed as of that date. Your refund will be computed as follows:

   (1) if your Contract Value has increased or has stayed the same, your refund will equal your Contract Value, minus any Bonus Credits applied, but plus any mortality and expense risk charges and administrative expense charges we deducted on or before the date we received the returned contract at our Home Office;

   (2) if your Contract Value has decreased, your refund will equal your
       Contract Value, minus any Bonus Credits applied, but plus any mortality and expense risk charges and administrative expense charges we deducted on or before the date we received the returned contract and plus any investment loss, including any charges made by the Portfolios, attributable to Bonus Credits as of the date we received the returned contract at our Home Office; or

   (3) if required by the law of your state, your premium payments minus any partial surrenders you previously have taken.

You receive any gains and we bear any losses attributable to the Bonus Credits during the free look period. We do not assess a surrender charge when your contract is surrendered during the free-look period. See the "Return Privilege"
provision of this prospectus for more information.

Are there any risks to purchasing a death benefit rider option?  Guaranteed benefits provided under a death benefit rider option, as well as any other contractual guarantee, are guaranteed by the claims paying ability of the
Company's General Account and our long-term ability to make payments. See the
"Financial Condition of the Company" provision of this prospectus for more information.

When are my allocations effective when purchasing this contract?  Within two business days after we receive all the information necessary to process your purchase order, we will allocate your initial premium payment directly to the
Guarantee Account and/or the Subaccounts that correspond to the Portfolios you choose. See "The Contract -- Allocation of Premium Payments" provision of this prospectus.

                                      11

What are the federal tax implications of my investment in the contract?  Generally all investment earnings under the contract are tax-deferred until withdrawn or until income payments begin. A distribution from the contract, which includes a full or partial surrender or payment of a death benefit, will generally result in taxable income (except for a qualified distribution from a Roth IRA) if there has been an increase in the Contract
Value. In certain circumstances, a 10% IRS penalty tax may also apply. All amounts includable in income with respect to the contract are taxed as ordinary income; no amounts are taxed at the special lower rates applicable to long term capital gains and corporate dividends. See the "Tax Matters" provision of this prospectus.

CONDENSED FINANCIAL INFORMATION

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges which may vary from contract to contract. Please refer to the Statement of Additional Information for more information on the calculation of
Accumulation Unit values.

Please see Appendix B of this prospectus for tables of Accumulation Unit values.

THE COMPANY

We are a stock life insurance company operating under a charter granted by the
Commonwealth of Virginia on March 21, 1871. We principally offer life insurance policies and annuity contracts. We do business in 49 states, the District of
Columbia and Bermuda. Our principal offices are at 6610 West Broad Street,
Richmond, Virginia 23230. We are obligated to pay all amounts promised under the contract.

Capital Brokerage Corporation serves as principal underwriter for the contracts and is a broker/dealer registered with the SEC. Genworth North America
Corporation (formerly, GNA Corporation) directly owns the stock of Capital
Brokerage Corporation and the Company. Genworth North America Corporation is
indirectly owned by Genworth Financial, Inc., a public company.

FINANCIAL CONDITION OF THE COMPANY

Many financial services companies, including insurance companies, continue to face challenges in the persistent low interest rate environment of the past decade, and we are not immune to those challenges. We know it is important for you to understand how this market environment may impact your Contract Value and our ability to meet the guarantees under your contract.

Assets in the Separate Account.  You assume all of the investment risk for
Contract Value allocated to the Subaccounts. Your Contract Value in the
Subaccounts is part of the assets of the Separate Account. These assets may not be charged with liabilities arising from any other business that we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the Separate
Account assets exceed the Separate Account liabilities arising under the contracts supported by it. This means that, with very limited exceptions, all assets in the Separate Account attributable to your Contract Value and that of all other contract owners would receive a priority of payment status over other claims in the event of an insolvency or receivership. See "The Separate
Account" provision of this prospectus.

Assets in the General Account.  You also may be permitted to make allocations to the Guarantee Account, which is part of our General Account. In addition, any guarantees under the contract that exceed your Contract Value, such as those associated with the living benefit rider options or the death benefit rider options, are paid from our General Account (not the Separate Account).
Therefore, any amounts that we may pay under the contract in excess of your value in the Separate Account are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. We issue
(or have issued) other types of insurance policies and financial products as well, and we also pay our obligations under these products from our assets in the General Account. In the event of an insolvency or receivership, payments we make from our General Account to satisfy claims under the contract would generally receive the same priority as our other policy holder obligations.
This means that in the event of an insolvency or receivership, you may receive only a portion, or none, of the payments you are due under the contract. See
"The Guarantee Account" provision of this prospectus.

Our Financial Condition.  As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our General Account to our contract owners.
In order to meet our claims-paying obligations, we regularly monitor our reserves to ensure we hold sufficient amounts to cover actual or expected contract and claims payments. In addition, we actively hedge our investments in our General Account, while also requiring contract owners to allocate premium payments to an Investment Strategy if a living benefit rider option has been elected. However, it is important to note that there is no guarantee that we will always be able to meet

                                      12

our claims paying obligations, and that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer's operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our General Account assets, which include, but are not limited to, bonds, mortgages, general real estate investments, and stocks, as well as the loss in value of these investments resulting from a loss in their market value.

The market effects on our investment portfolio have caused us to re-evaluate product offerings. We continue to evaluate our investment portfolio to mitigate market risk and actively manage the investments in the portfolio.

The Company is exposed to potential risks associated with the recent outbreak of the coronavirus pandemic. The COVID-19 pandemic has disrupted the global economy and financial markets, business operations, and consumer behavior and confidence. As a result, the Company could experience significant declines in asset valuations and potential material asset impairments, as well as unexpected changes in persistency rates, as policyholders and contract owners who are affected by the COVID-19 pandemic may not be able to meet their contractual obligations, such as premium payments on their insurance policies.
The COVID-19 pandemic has decreased historic low interest rates even further and could also significantly increase the Company's mortality and morbidity experience above the assumptions it used in pricing its insurance and investment products, all of which could result in higher reserve charges and an adverse impact to the Company's financial results. The COVID-19 pandemic could also disrupt medical and financial services and has resulted in Genworth
Financial, Inc. practicing social distancing with its employees through office closures, all of which could disrupt the Company's normal business operations.
While the ongoing impact of the COVID-19 pandemic is very difficult to predict, the related outcomes and impact on the Company will depend on the length and severity of the COVID-19 pandemic and shape of the economic recovery. The
Company continues to monitor the COVID-19 pandemic developments and the potential financial impacts on its business. However, given the specific risks to its business, it is possible the COVID-19 pandemic will have a material adverse impact on the Company, including a material adverse effect on its financial condition and results of operations.

How to Obtain More Information.  We encourage both existing and prospective contract owners to read and understand our financial statements. We prepare our financial statements on a statutory basis. Our audited financial statements, as well as the financial statements of the Separate Account, are located in the
Statement of Additional Information. If you would like a free copy of the
Statement of Additional Information, call (800) 352-9910 or write to our Home
Office at the address listed on page 1 of this prospectus. In addition, the
Statement of Additional Information is available on our website at
www.genworth.com or on the SEC's website at www.sec.gov. You may obtain our audited statutory financial statements and any unaudited statutory financial statements that may be available by visiting our website at www.genworth.com.

You also will find on our website information on ratings assigned to us by one or more independent rating organizations. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance and annuity contracts based on its financial strength and/or claims-paying ability.

THE SEPARATE ACCOUNT

We established the Separate Account as a separate investment account on
August 19, 1987. The Separate Account may invest in mutual funds, unit investment trusts, managed separate accounts, and other portfolios. We use the
Separate Account to support the contract as well as for other purposes permitted by law.

Currently, there are multiple Subaccounts of the Separate Account available under the contract. Each Subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio of the Funds.

The assets of the Separate Account belong to us. Nonetheless, we do not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business which we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate
Account are credited to or charged against the Separate Account without regard to the income, gains, or losses arising out of any other business we may conduct. Guarantees made under the contract, including any rider options, are based on the claims paying ability of the Company to the extent that the amount of the guarantee exceeds the assets available in the Separate Account.

We registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). The Separate Account
meets the definition of a separate account under the Federal securities laws.
Registration

                                      13

with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. You assume the full investment risk for all amounts you allocate to the Separate Account.

If permitted by law, we may deregister the Separate Account under the 1940 Act in the event registration is no longer required; manage the Separate Account under the direction of a committee; or combine the Separate Account with one of our other separate accounts. Further, to the extent permitted by applicable law, we may transfer the assets of the Separate Account to another separate account.

The Portfolios

There is a separate Subaccount which corresponds to each Portfolio of a Fund offered in this contract. You select the Subaccounts to which you allocate premium payments and Contract Value. You currently may change your future premium payment allocation without penalty or charges. However, there are limitations on the number of transfers that may be made each calendar year. See the "Transfers" provision of this prospectus for additional information.

Each Fund is registered with the SEC as an open-end management investment company under the 1940 Act. The assets of each Portfolio are separate from other portfolios of a Fund and each Portfolio has separate investment objectives and policies. As a result, each Portfolio operates as a separate
Portfolio and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio.

Certain Portfolios may invest substantially all of their assets in portfolios of other funds. As a result, you will pay fees and expenses at both portfolio levels. This will reduce your investment return. These arrangements are referred to as "funds of funds" or "master-feeder funds." Funds of funds or master-feeder structures may have higher expenses than Portfolios that invest directly in debt or equity securities.

Certain Portfolios may employ hedging strategies to provide for downside protection during sharp downward movements in equity markets. The cost of these hedging strategies could limit the upside participation of the Portfolio in rising equity markets relative to other Portfolios. You should consult with your registered representative to determine which combination of investment choices is appropriate for you.

Before choosing a Subaccount to which you will allocate your premium payments and Contract Value, carefully read the prospectus for each Portfolio, along with this prospectus. You may obtain the most recent prospectus for each
Portfolio by calling us at (800) 352-9910, or writing us at 6610 West Broad
Street, Richmond, Virginia 23230. You may also obtain copies of the prospectus for each Portfolio on our website at www.genworth.com, hover over "Customer
Service" and then click on "Prospectuses." We summarize the investment objectives of each Portfolio below. There is no assurance that any of the
Portfolios will meet its objectives. We do not guarantee any minimum value for the amounts you allocate to the Separate Account. You bear the investment risk of investing in the Subaccounts.

The investment objectives and policies of certain Portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the
Portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the Portfolios will be comparable to the investment results of any other Portfolio, even if the other Portfolio has the same investment adviser or manager, or if the other Portfolio has a similar name.

                                      14

Subaccounts

You may allocate premium payments in the Portfolios listed below, in addition to the Guarantee Account (if available), at any one time.

                                                                                              Adviser (and Sub-Adviser(s),
                         Subaccount                              Investment Objective                as applicable)
                         -----------------------------------------------------------------------------------------------------
AB VARIABLE PRODUCTS     AB Growth and Income Portfolio      Long-term growth of capital.   AllianceBernstein, L.P.
SERIES FUND, INC.        -- Class B
                         -----------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE   Invesco V.I. Capital Appreciation   The Fund seeks capital         Invesco Advisers, Inc.
FUNDS (INVESCO VARIABLE  Fund -- Series I shares (formerly,  appreciation.
INSURANCE FUNDS)         Invesco Oppenheimer V.I. Capital
                         Appreciation Fund -- Series I
                         Shares)
                         -----------------------------------------------------------------------------------------------------
                         Invesco V.I. Conservative           The Fund seeks total return.   Invesco Advisers, Inc.
                         Balanced Fund -- Series I shares
                         (formerly, Invesco Oppenheimer
                         V.I. Conservative Balanced Fund
                         -- Series I Shares)
                         -----------------------------------------------------------------------------------------------------
                         Invesco V.I. Core Bond Fund --      The Fund seeks total return.   Invesco Advisers, Inc.
                         Series I shares (formerly, Invesco
                         Oppenheimer V.I. Total Return
                         Bond Fund -- Series I Shares)
                         -----------------------------------------------------------------------------------------------------
                         Invesco V.I. Discovery Mid Cap      The Fund seeks capital         Invesco Advisers, Inc.
                         Growth Fund -- Series II shares     appreciation.
                         (formerly, Invesco Oppenheimer
                         V.I. Discovery Mid Cap Growth
                         Fund -- Series II Shares)
                         -----------------------------------------------------------------------------------------------------
                         Invesco V.I. Global Strategic       The Fund seeks total return.   Invesco Advisers, Inc.
                         Income Fund -- Series I shares
                         (formerly, Invesco Oppenheimer
                         V.I. Global Strategic Income Fund
                         -- Series I Shares)
                         -----------------------------------------------------------------------------------------------------
THE ALGER PORTFOLIOS     Alger Large Cap Growth Portfolio    Seeks long-term capital        Fred Alger Management, LLC
                         -- Class I-2 Shares                 appreciation.
                         -----------------------------------------------------------------------------------------------------
                         Alger Small Cap Growth Portfolio    Seeks long-term capital        Fred Alger Management, LLC
                         -- Class I-2 Shares                 appreciation.
                         -----------------------------------------------------------------------------------------------------
FEDERATED HERMES         Federated Hermes High Income        Seeks high current income.     Federated Investment Management
INSURANCE SERIES         Bond Fund II -- Primary Shares                                     Company
                         -----------------------------------------------------------------------------------------------------
                         Federated Hermes Managed            Achieve high current income    Federated Global Investment
                         Volatility Fund II -- Primary       and moderate capital           Management Corp. ("Fed Global"),
                         Shares                              appreciation.                  Federated Investment Management
                                                                                            Company ("FIMCO") and Federated
                                                                                            Equity Management Company of
                                                                                            Pennsylvania ("FEMCOPA")
                                                                                            (collectively, the "Co-Advisers")
                         -----------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE     VIP Asset ManagerSM Portfolio --    Seeks to obtain high total     Fidelity Management & Research
INSURANCE PRODUCTS FUND  Initial Class                       return with reduced risk over  Company LLC (FMR) (subadvised
                                                             the long term by allocating    by FMR Investment Management
                                                             its assets among stocks,       (UK) Limited (FMR UK), Fidelity
                                                             bonds and short-term           Management & Research (Hong
                                                             instruments.                   Kong) Limited (FMR H.K.), and
                                                                                            Fidelity Management & Research
                                                                                            (Japan) Limited (FMR Japan))
                         -----------------------------------------------------------------------------------------------------

                                      15

                                                                                            Adviser (and Sub-Adviser(s),
                        Subaccount                             Investment Objective                as applicable)
                        ----------------------------------------------------------------------------------------------------
                        VIP Contrafund(R) Portfolio --     Seeks long-term capital        FMR (subadvised by FMR UK,
                        Initial Class                      appreciation.                  FMR H.K., and FMR Japan)
                        ----------------------------------------------------------------------------------------------------
                        VIP Equity-Income Portfolio --     Seeks reasonable income. The   FMR (subadvised by FMR UK,
                        Initial Class                      fund will also consider the    FMR H.K., and FMR Japan)
                                                           potential for capital
                                                           appreciation. The fund's goal
                                                           is to achieve a yield which
                                                           exceeds the composite yield
                                                           on the securities comprising
                                                           the S&P 500(R) Index.
                        ----------------------------------------------------------------------------------------------------
                        VIP Growth Portfolio -- Initial    Seeks to achieve capital       FMR (subadvised by FMR UK,
                        Class                              appreciation.                  FMR H.K., and FMR Japan)
                        ----------------------------------------------------------------------------------------------------
                        VIP Growth & Income Portfolio      Seeks high total return        FMR (subadvised by FMR UK,
                        -- Initial Class                   through a combination of       FMR H.K., and FMR Japan)
                                                           current income and capital
                                                           appreciation.
                        ----------------------------------------------------------------------------------------------------
                        VIP Growth Opportunities           Seeks to provide capital       FMR (subadvised by FMR UK,
                        Portfolio -- Initial Class         growth.                        FMR H.K., and FMR Japan)
                        ----------------------------------------------------------------------------------------------------
                        VIP Mid Cap Portfolio -- Service   Seeks long-term growth of      FMR (subadvised by FMR UK,
                        Class 2                            capital.                       FMR H.K., and FMR Japan)
                        ----------------------------------------------------------------------------------------------------
                        VIP Overseas Portfolio -- Initial  Seeks long-term growth of      FMR (subadvised by FMR UK,
                        Class                              capital.                       FMR H.K., FMR Japan, FIL
                                                                                          Investment Advisors (FIA), FIL
                                                                                          Investment Advisors (UK) Limited
                                                                                          (FIA(UK)), and FIL Investments
                                                                                          (Japan) Limited (FIJ))
                        ----------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON      Templeton Foreign VIP Fund         Seeks long-term capital        Templeton Investment Counsel, LLC
VARIABLE INSURANCE      Class 1 Shares                     growth. The fund normally
PRODUCTS TRUST                                             invests at least 80% of its
                                                           net assets in investments of
                                                           issuers located outside the
                                                           U.S., including those in
                                                           emerging markets.
                        ----------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE  Goldman Sachs Government           Maximize current income to     Goldman Sachs Asset Management,
INSURANCE TRUST         Money Market Fund -- Service       the extent consistent with     L.P.
                        Shares/1/                          the preservation of capital
                                                           and the maintenance of
                                                           liquidity by investing
                                                           exclusively in high quality
                                                           money market instruments.
                        ----------------------------------------------------------------------------------------------------
                        Goldman Sachs Large Cap Value      The Fund seeks long-term       Goldman Sachs Asset Management,
                        Fund -- Institutional Shares       capital appreciation.          L.P.
                        ----------------------------------------------------------------------------------------------------
                        Goldman Sachs Mid Cap Value        Seeks long-term capital        Goldman Sachs Asset Management,
                        Fund -- Institutional Shares       appreciation.                  L.P.
                        ----------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES      Janus Henderson Balanced           Seeks long-term capital        Janus Capital Management LLC
                        Portfolio -- Institutional Shares  growth, consistent with preservation of capital and
                                                           balanced by current income.
                        ----------------------------------------------------------------------------------------------------
                        Janus Henderson Enterprise         Seeks long-term growth of      Janus Capital Management LLC
                        Portfolio -- Institutional Shares  capital.
                        ----------------------------------------------------------------------------------------------------
                        Janus Henderson Flexible Bond      Seeks to obtain maximum total  Janus Capital Management LLC
                        Portfolio -- Institutional Shares  return, consistent with preservation of capital.
                        ----------------------------------------------------------------------------------------------------

                    /1/ There can be no assurance that the Goldman Sachs
                        Government Money Market Fund will be able to maintain a
                        stable net asset value per share. During extended
                        periods of low interest rates, the yield on the Goldman
                        Sachs Government Money Market Fund may become extremely
                        low and possibly negative.

                                      16


                           Subaccount                             Investment Objective
                           ------------------------------------------------------------------
                           Janus Henderson Forty              A non-diversified
                           Portfolio -- Institutional Shares  portfolio/1/ that seeks long-term growth of capital.
                           ------------------------------------------------------------------
                           Janus Henderson Global Research    Seeks long-term growth of
                           Portfolio -- Institutional Shares  capital.
                           ------------------------------------------------------------------
                           Janus Henderson Global             Seeks long-term growth of
                           Technology and Innovation          capital.
                           Portfolio -- Service Shares
                           ------------------------------------------------------------------
                           Janus Henderson Overseas           Seeks long-term growth of
                           Portfolio -- Institutional Shares  capital.
                           ------------------------------------------------------------------
                           Janus Henderson Research           Seeks long-term growth of
                           Portfolio -- Institutional Shares  capital.
                           ------------------------------------------------------------------
LEGG MASON PARTNERS        ClearBridge Variable Dividend      The fund seeks dividend
VARIABLE EQUITY TRUST      Strategy Portfolio -- Class I      income, growth of dividend
                                                              income and long-term capital
                                                              appreciation.

                           ------------------------------------------------------------------
                           ClearBridge Variable Large Cap     Seeks long-term growth of
                           Value Portfolio -- Class I         capital current income is a
                                                              secondary objective.

                           ------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE  MFS(R) New Discovery Series --     The fund's investment
TRUST                      Service Class Shares               objective is to seek capital
                                                              appreciation.
                           ------------------------------------------------------------------
PIMCO VARIABLE             Total Return Portfolio --          Seeks maximum total return,
INSURANCE TRUST            Administrative Class Shares        consistent with preservation
                                                              of capital and prudent
                                                              investment management.
                           ------------------------------------------------------------------
STATE STREET VARIABLE      Income V.I.S. Fund -- Class 1      Seeks maximum income
INSURANCE SERIES           Shares                             consistent with prudent
                                                              investment management and the
                                                              preservation of capital.
                           ------------------------------------------------------------------
                           Premier Growth Equity V.I.S.       Seeks long-term growth of
                           Fund -- Class 1 Shares             capital and future income
                                                              rather than current income.
                           ------------------------------------------------------------------
                           Real Estate Securities V.I.S.      Seeks maximum total return
                           Fund -- Class 1 Shares             through current income and
                                                              capital appreciation.
                           ------------------------------------------------------------------
                           S&P 500(R) Index V.I.S. Fund --    Seeks growth of capital and
                           Class 1 Shares/2/                  accumulation of income that
                                                              corresponds to the investment
                                                              return of the S&P 500(R)
                                                              Index.
                           ------------------------------------------------------------------
                                   Adviser (and Sub-Adviser(s),
    Investment Objective                 as applicable)
--------------------------------------------------------------------
A non-diversified              Janus Capital Management LLC
portfolio/1/ that seeks
long-term growth of capital.
--------------------------------------------------------------------
Seeks long-term growth of      Janus Capital Management LLC
capital.
--------------------------------------------------------------------
Seeks long-term growth of      Janus Capital Management LLC
capital.

--------------------------------------------------------------------
Seeks long-term growth of      Janus Capital Management LLC
capital.
--------------------------------------------------------------------
Seeks long-term growth of      Janus Capital Management LLC
capital.
--------------------------------------------------------------------
The fund seeks dividend        Legg Mason Partners Fund Advisor,
income, growth of dividend     LLC (subadvised by ClearBridge
income and long-term capital   Investments, LLC; Western Asset
appreciation.                  Management Company manages the
                               portion of the fund's cash and short
                               term investments allocated to it)
--------------------------------------------------------------------
Seeks long-term growth of      Legg Mason Partners Fund Advisor,
capital current income is a    LLC (subadvised by ClearBridge
secondary objective.           Investments, LLC; Western Asset
                               Management Company manages the
                               portion of the fund's cash and short
                               term investments allocated to it)
--------------------------------------------------------------------
The fund's investment          Massachusetts Financial Services
objective is to seek capital   Company
appreciation.
--------------------------------------------------------------------
Seeks maximum total return,    Pacific Investment Management
consistent with preservation   Company LLC
of capital and prudent
investment management.
--------------------------------------------------------------------
Seeks maximum income           SSGA Funds Management, Inc
consistent with prudent
investment management and the
preservation of capital.
--------------------------------------------------------------------
Seeks long-term growth of      SSGA Funds Management, Inc.
capital and future income
rather than current income.
--------------------------------------------------------------------
Seeks maximum total return     SSGA Funds Management, Inc.
through current income and     (subadvised by CenterSquare
capital appreciation.          Investment Management LLC)
--------------------------------------------------------------------
Seeks growth of capital and    SSGA Funds Management, Inc.
accumulation of income that
corresponds to the investment
return of the S&P 500(R)
Index.
--------------------------------------------------------------------

                    /1/ A non-diversified portfolio is a portfolio that may
                        hold a larger position in a smaller number of
                        securities than a diversified portfolio. This means
                        that a single security's increase or decrease in value
                        may have a greater impact on the return and net asset
                        value of a non-diversified portfolio than a diversified
                        portfolio.

                    /2/ "Standard & Poor's," "S&P," and "S&P 500" are
                        trademarks of The McGraw-Hill Companies, Inc. and have
                        been licensed for use by State Street Global Advisors.
                        The S&P 500(R) Index V.I.S. Fund is not sponsored,
                        endorsed, sold or promoted by Standard & Poor's, and
                        Standard & Poor's makes no representation or warranty,
                        express or implied, regarding the advisability of
                        investing in this portfolio or the contract.

                                      17

                                                                        Adviser (and Sub-Adviser(s),
  Subaccount                              Investment Objective                 as applicable)
  -------------------------------------------------------------------------------------------------------
  Small-Cap Equity V.I.S. Fund --     Seeks long-term growth of      SSGA Funds Management, Inc.
  Class 1 Shares                      capital.                       (subadvised by Palisade Capital
                                                                     Management L.L.C., Champlain
                                                                     Investment Partners, LLC, GlobeFlex
                                                                     Capital, LP, Kennedy Capital
                                                                     Management, Inc. and SouthernSun
                                                                     Asset Management, Inc.)
  -------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund --         Seeks the highest total        SSGA Funds Management, Inc.
  Class 1 Shares                      return, composed of current
                                      income and capital
                                      appreciation, as is
                                      consistent with prudent
                                      investment risk.
  -------------------------------------------------------------------------------------------------------
  U.S. Equity V.I.S. Fund -- Class 1  Seeks long-term growth of      SSGA Funds Management, Inc.
  Shares                              capital.
  -------------------------------------------------------------------------------------------------------

Not all of these Portfolios may be available in all states or in all markets.

We will purchase shares of the Portfolios at net asset value and direct them to the appropriate Subaccounts. We will redeem sufficient shares of the appropriate Portfolios at net asset value to pay death benefits and surrender or partial surrender proceeds; to make income payments; or for other purposes described in the contract. We automatically reinvest all dividend and capital gain distributions of the Portfolios in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, we do not pay Portfolio dividends or Portfolio distributions out to owners as additional units, but instead reflect them in unit values.

Shares of the Portfolios are not sold directly to the general public. They are sold to us, and they may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies. In addition, they may be sold to retirement plans.

When a Fund sells shares in any of its Portfolios both to variable annuity and to variable life insurance separate accounts, it engages in mixed funding. When a Fund sells shares in any of its Portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding.

Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict. A Fund's Board of
Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the prospectuses for the
Portfolios for additional information.

We reserve the right, subject to applicable law, to make additions, deletions and substitutions for the Portfolios of the Funds. We may substitute shares of other portfolios for shares already purchased, or to be purchased in the future, under the contract. This substitution might occur if shares of a
Portfolio should no longer be available, or if investment in any Portfolio's shares should become inappropriate for the purposes of the contract in the judgment of our management. In addition, the new Portfolios may have higher fees and charges than the ones they replaced. No substitution or deletion will be made without prior notice to you and before approval of the SEC, in accordance with the 1940 Act.

We also reserve the right to establish additional Subaccounts, each of which would invest in a separate Portfolio of a Fund, or in shares of another investment company, with a specified investment objective. We may also eliminate one or more Subaccounts if, in our sole discretion, marketing, tax, or investment conditions warrant. We will not eliminate a Subaccount without prior notice to you and before approval of the SEC. Not all Subaccounts may be available to all classes of contracts.

There are a number of factors that are considered when deciding what Portfolios are made available in your variable annuity contract. Such factors include:

   (1) the investment objective of the Portfolio;

   (2) the Portfolio's performance history;

   (3) the Portfolio's holdings and strategies it uses to try and meet its objectives; and

   (4) the Portfolio's servicing agreement.

The investment objective is critical because we want to have Portfolios with diverse objectives so that an investor may diversify his or her investment holdings, from a conservative to an aggressive investment portfolio, depending on the advice of his or her investment adviser and risk assessment. There is no assurance, however, that a Portfolio will achieve its stated investment objective. When selecting a Portfolio for our products, we also consider the
Portfolio's performance history compared to its peers and whether its holdings and strategies are consistent with its objectives. Please keep in mind that past performance does not guarantee future results. Finally, it is important for us to be able to provide you with a wide array of the services that facilitate your investment program relating to

                                      18

your allocation in Subaccounts that invest in the Portfolios. The Company does not provide investment advice and does not recommend or endorse any particular
Subaccount or Portfolio. You bear the entire risk of any decline in your
Contract Value resulting from the investment performance of the Subaccounts you have chosen.

Payments from Funds and Fund Affiliates.  We have entered into agreements with either the investment adviser or distributor of each of the Funds and/or, in certain cases, a Portfolio, under which the Portfolio, the adviser or distributor may make payments to us and/or to certain of our affiliates. We consider these payments and fees among a number of factors when deciding to add or keep a Portfolio on the menu of Portfolios that we offer through the contract. These payments may be made in connection with certain administrative and other services we provide relating to the Portfolios. Such administrative services we provide or obtain include but are not limited to: accounting transactions for variable owners and then providing one daily purchase and sale order on behalf of each Portfolio; providing copies of Portfolio prospectuses,
Statements of Additional Information and any supplements thereto; forwarding proxy voting information, gathering the information and providing vote totals to the Portfolio on behalf of our owners; and providing customer service on behalf of the Portfolios, including the provision of teleservicing support in connection with the Portfolios and the provision of office space, equipment, facilities and personnel as may be reasonably required or beneficial in order to provide these services to contract owners. The amount of the payments is based on a percentage of the average annual aggregate net amount we have invested in the Portfolio on behalf of the Separate Account and other separate accounts funding certain variable insurance contracts that we and our affiliates issue. These percentages differ, and some Portfolios, investment advisers or distributors pay us a greater percentage than other Portfolios, advisers or distributors based on the level of administrative and other services provided. The availability of these types of arrangements may create an incentive for us to seek and to add as an investment option under the contract funds or portfolios (and classes of shares of such portfolios) that pay us higher amounts. Other funds or portfolios (or available classes of shares of such portfolios) with substantially similar investment objectives may have lower fees and better overall investment performance than the Funds and
Portfolios offered through your contract.

We may realize a profit from payments received from a Portfolio or from the adviser and/or the distributor. We may use the proceeds of such payment to pay for the services described above or for any corporate purpose, including payment of expenses (i) that we and/or our affiliates incur in promoting, marketing and administering the contracts, and (ii) that we incur, in our role as intermediary, in maintaining the Portfolios as investment options and facilitating the Subaccounts' investment in the Portfolios

The amount received from certain Portfolios for the assets allocated to the
Portfolios from the Separate Account during 2020 ranged from 0.15% to 0.20% of annualized average daily net assets. The Portfolios that pay a service fee to us are PIMCO Variable Insurance Trust -- Total Return Portfolio --
Administrative Class Shares and State Street Variable Insurance Series Funds,
Inc. -- Total Return V.I.S. Fund -- Class 1 Shares.

As noted above, an investment adviser or distributor of a Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be derived, in whole or in part, from the profits the investment adviser or sub-adviser receives on the advisory fee deducted from Portfolio assets. Contract owners, through their indirect investment in the Portfolios, bear the costs of these advisory fees (see the prospectuses for the Portfolios for more information). The amount received from the adviser and/or the distributor for the assets allocated to the Portfolios from the Separate
Account during 2020 ranged from 0.076% to 0.35%. Payment of these amounts is not an additional charge to you by the Funds or by us, but comes from the
Fund's investment adviser or distributor. These payments may vary by Portfolio.
Therefore, the amount of such payments paid to us may be greater or smaller based on the Portfolios you select.

In addition to the asset-based payments for administrative and other services described above, the investment adviser or the distributor of the Fund may also pay us or our affiliate Capital Brokerage Corporation, to participate in periodic sales meetings, for expenses relating to the production of promotional sales literature and for other expenses or services. The amount paid to us, or our affiliate Capital Brokerage Corporation, may be significant. Payments to participate in sales meetings may provide a Fund's investment adviser or distributor with greater access to our internal and external wholesalers to provide training, marketing support and educational presentations.

In consideration of services provided and expenses incurred by Capital
Brokerage Corporation in distributing shares of the Funds, Capital Brokerage
Corporation also receives Rule 12b-1 fees from AB Variable Products Series
Fund, Inc., Fidelity Variable Insurance Products Fund, Goldman Sachs Variable
Insurance Trust, Janus Aspen Series and MFS(R) Variable Insurance Trust. See
the "Fee Tables -- Total Annual Portfolio Operating Expenses" section of this prospectus and the Fund prospectuses. These payments range up to 0.25% of
Separate Account assets invested in the particular Portfolio. Certain
Portfolios may accrue Rule 12b-1 fees at a higher rate (as

                                      19

disclosed in the prospectus for the Portfolio), but payments to us and/or
Capital Brokerage Corporation may be made in a lower amount. Not all of the
Portfolios may pay the same amount of Rule 12b-1 fees or shareholder servicing fees. Therefore, the amount of such fees paid to us and/or Capital Brokerage
Corporation may be greater or smaller based on the Portfolios you select.

Voting Rights

As required by law, we will vote the shares of the Portfolios held in the
Separate Account at special shareholder meetings based on instructions from you. However, if the law changes and we are permitted to vote in our own right, we may elect to do so.

Whenever a Fund calls a shareholder meeting, owners with voting interests in a
Portfolio will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Persons having a voting interest in the Portfolio will be provided with proxy voting materials, reports, other materials, and a form with which to give voting instructions.

We will determine the number of votes which you have the right to cast by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, we will recognize fractional shares.

We will vote Portfolio shares for which no instructions are received (or instructions are not received timely) in the same proportion to those that are received. Therefore, because of proportional voting, a small number of contract owners may control the outcome of a vote. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.

THE GUARANTEE ACCOUNT

Amounts in the Guarantee Account are held in, and are part of, our General
Account. The General Account consists of our assets other than those allocated to this and other Separate Accounts. Subject to statutory authority, we have sole discretion over the investment of assets of the General Account. The assets of the General Account are chargeable with liabilities arising out of any business we may conduct.

Due to certain exemptive and exclusionary provisions of the federal securities laws, we have not registered interests in the Guarantee Account under the
Securities Act of 1933 (the "1933 Act"), and we have not registered either the
Guarantee Account or our General Account as an investment company under the
1940 Act. Accordingly, neither the interests in the Guarantee Account nor our
General Account are generally subject to regulation under the 1933 Act and the
1940 Act. Disclosures relating to the interests in the Guarantee Account and the General Account, may however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy of statements made in a registration statement. The Guarantee Account may not be available in all states or markets.

Generally, you may allocate your premium payments and/or transfer assets to the
Guarantee Account. For contracts issued on or after the later of September 2,
2003, or the date on which state insurance authorities approve applicable contract modifications, we may limit the amount that may be allocated to the
Guarantee Account. Currently, for such contracts, no more than 25% of your
Contract Value, as determined at the time of allocation, may be allocated to the Guarantee Account. In addition, where permitted by state law, we will refuse new premium payments or transfers into the Guarantee Account when your assets in the Guarantee Account are equal to or greater than 25% of your
Contract Value at the time of allocation. We generally exercise our right to limit or refuse allocations to the Guarantee Account when interest rate periods are low for prolonged periods of time. Amounts allocated to the Guarantee
Account are credited interest (as described below). Assets in the Guarantee
Account are subject to some, but not all, of the charges we assess in connection with your contract. See the "Charges and Other Deductions" provision of this prospectus.

Each time you allocate premium payments or transfer assets to the Guarantee
Account, we establish an interest rate guarantee period. For each interest rate guarantee period, we guarantee an interest rate for a specified period of time.
At the end of an interest rate guarantee period, a new interest rate will become effective, and a new interest rate guarantee period for one year will commence for the remaining portion of that particular allocation.

We determine the interest rates at our sole discretion. The determination made will be influenced by, but not necessarily correspond to, interest rates available on fixed income investments which we may acquire with the amounts we receive as premium payments or transfers of assets under the contracts. You will have no direct or indirect interest in these investments. We also will consider other factors in determining interest rates for a guarantee period including, but not limited to, regulatory and tax requirements, sales commissions, and administrative expenses borne by us, general economic trends, and competitive factors. Amounts you allocate to the Guarantee Account (if available) will not share in the investment performance of our General Account.
We cannot predict or guarantee the level of interest rates in future guarantee

                                      20

periods. However, the interest rates for any interest rate guarantee period will be at least the guaranteed interest rate shown in your contract.

We will notify you in writing at least 5 days prior to the expiration date of any interest rate guarantee period about the then currently available interest rate guarantee periods and the guaranteed interest rates applicable to such interest rate guarantee periods. A new one year interest rate guarantee period will commence automatically unless we receive written notice prior to the end of the 30-day period following the expiration of the interest rate guarantee period ("30-day window") of your election of a different interest rate guarantee period from among those being offered by us at that time, or instructions to transfer all or a portion of the remaining amount to one or more Subaccounts subject to certain restrictions. See the "Transfers" provision of this prospectus. During the 30-day window, the allocation will accrue interest at the new interest rate guarantee period's interest rate.

To the extent permitted by law, we reserve the right at any time to offer interest rate guarantee periods that differ than those available when we issued the contract, and to credit a higher rate of interest on premium payments allocated to the Guarantee Account participating in a Dollar Cost Averaging program than would otherwise be credited if not participating in a Dollar Cost
Averaging program. See the "Dollar Cost Averaging Program" provision of this prospectus. Such a program may not be available to all contracts. We also reserve the right, at any time, to stop accepting premium payments or transfers of assets to a particular interest rate guarantee period. Since the specific interest rate guarantee periods available may change periodically, please contact our Home Office at the address listed on page 1 of this prospectus to determine the interest rate guarantee periods currently being offered.

CHARGES AND OTHER DEDUCTIONS

We sell the contracts through registered representatives of broker-dealers.
These registered representatives are also appointed and licensed as insurance agents of the Company. We pay commissions to the broker-dealers for selling the contracts. We intend to recover commissions, marketing, administrative and other expenses and costs of contract benefits, and other incentives we pay, through fees and charges imposed under the contracts and other corporate revenue. See the "Sales of the Contracts" provision of this prospectus for more information.

All of the charges described in this section apply to assets allocated to the
Separate Account. Assets in the Guarantee Account are subject to all of the charges described in this section except for the mortality and expense risk charge and the administrative expense charge.

We will deduct the charges described below to cover our costs and expenses, services provided, and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder. Our administrative services include:

  .  processing applications for and issuing the contracts;

  .  maintaining records;

  .  administering income payments;

  .  furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);

  .  reconciling and depositing cash receipts;

  .  providing tax forms;

  .  providing contract confirmations and periodic statements;

  .  providing toll-free inquiry services; and

  .  furnishing telephone and internet transaction services.

The risks we assume include:

  .  the risk that the death benefit will be greater than the Surrender Value;

  .  the risk that the actual life-span of persons receiving income payments under the contract will exceed the assumptions reflected in our guaranteed rates (these rates are incorporated in the contract and cannot be changed);

  .  the risk that more owners than expected will qualify for waivers of the surrender charges; and

  .  the risk that our costs in providing the services will exceed our revenues from contract charges (which cannot be changed by us).

We designed the Bonus Credit as part of the overall sales load structure for the contracts. When the contracts were designed, we set the Bonus Credit level and the level of the surrender charge to reflect the overall level of sales load and distribution expenses associated with the contracts. Although there is no specific charge for the Bonus Credit, we may use a portion of the surrender charge and mortality and expense risk charge to help recover the cost of providing the Bonus Credit under the contract. We may realize a profit from this feature.

                                      21

The amount of the charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the surrender charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We also may realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

Transaction Expenses

Surrender Charge

We assess a surrender charge on partial and total surrenders of each premium payment taken within the first eight years after receipt, unless you meet the exceptions as described below. You pay this charge to compensate us for the losses we experience on contract distribution costs.

We calculate the surrender charge separately for each premium payment. For purposes of calculating this charge, we assume that you withdraw premium payments on a first-in, first-out basis. We deduct the surrender charge proportionately from the Subaccounts. However, if there are insufficient assets in the Subaccounts, we will deduct the charge from all assets in the Guarantee
Account. Charges taken from the Guarantee Account will be taken first from assets that have been in the Guarantee Account for the longest period of time.
The surrender charge is as follows:

Number of Completed  Surrender Charge
  Years Since We    as a Percentage of
   Received the     the Premium Payment
  Premium Payment       Surrendered
---------------------------------------
         0                  8%
         1                  8%
         2                  7%
         3                  6%
         4                  5%
         5                  4%
         6                  3%
         7                  2%
     8 or more              0%
---------------------------------------

Exceptions to the Surrender Charge

We do not assess the surrender charge:

  .  of amounts of Contract Value representing gain (as defined below) or Bonus
     Credits;

  .  of free withdrawal amounts (as defined below);

  .  on total or partial surrenders taken under Optional Payment Plan 1,
     Optional Payment Plan 2 (for a period of 5 or more years), or Optional
     Payment Plan 5; or

  .  if a waiver of surrender charge provision applies.

You may surrender any gain in your contract (including any Bonus Credits) free of any surrender charge. We calculate gain in the contract as: (a) plus (b)
minus (c) minus (d), but not less than zero where:

   (a) is the Contract Value on the Valuation Day we receive your partial or total surrender request;

   (b) is the total of any partial surrenders previously taken, including surrender charges;

   (c) is the total of premium payments made; and

   (d) is the total of any gain previously surrendered.

In addition to any gain, you may partially surrender an amount equal to the greater of 10% of your total premium payments or any amount surrendered to meet minimum distribution requirements under the Code each contract year without a surrender charge (the "free withdrawal amount"). If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the
Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. We will deduct amounts surrendered first from any gain in the contract and then from premiums paid. The free withdrawal amount is not cumulative from contract year to contract year. (For tax purposes, a surrender is usually treated as a withdrawal of earnings first.).

Further, we will waive the surrender charge if you annuitize the contract under
Optional Payment Plan 1 (Life Income with Period Certain), Optional Payment
Plan 2 (Income for a Fixed Period) provided that you select a fixed period of 5 years or more, or Optional Payment Plan 5 (Joint Life and Survivor Income). See
the "Optional Payment Plans" provision of this prospectus.

We also will waive surrender charges arising from a surrender occurring before income payments begin if, at the time we receive the surrender request, we have received due proof that the Annuitant has a qualifying terminal illness, or has a qualifying confinement to a state licensed or legally operated hospital or inpatient nursing facility for a minimum period as set forth in the contract
(provided the confinement began, or the illness was diagnosed, at least one year after the contract was issued). If you surrender the contract under the terminal illness

                                      22

waiver, please remember that we will pay your Contract Value, which could be less than the death benefit otherwise available. All Annuitants must be age 80 or younger on the Contract Date to be eligible for this waiver. The terms and conditions of the waivers are set forth in your contract.

Deductions from the Separate Account

We deduct from the Separate Account an amount, computed daily, at an annual rate of 1.55% of the daily net assets of the Separate Account. The charge consists of an administrative expense charge at an effective annual rate of
0.25% and a mortality and expense risk charge at an effective annual rate of
1.30%. These deductions from the Separate Account are reflected in your
Contract Value.

Charge for the Optional Guaranteed Minimum Death Benefit

We charge you for expenses related to the Optional Guaranteed Minimum Death
Benefit. We deduct this charge against the Contract Value at each contract anniversary and at the time you fully surrender the contract. This charge is assessed in order to compensate us for the increased risks and expenses associated with providing the Guaranteed Minimum Death Benefit. We will allocate the annual charge for the Optional Guaranteed Minimum Death Benefit among the Subaccounts in the same proportion that your assets in each
Subaccount bear to your total assets in the Separate Account at the time we take the charge. If the assets in the Separate Account are not sufficient to cover the charge for the Optional Guaranteed Minimum Death Benefit, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account (from the amounts that have been in the Guarantee Account for the longest period of time). At full surrender, we will charge you a pro-rata portion of the annual charge.

We guarantee that this charge will never exceed an annual rate of 0.35% of your prior contract year's average benefit amount (we currently charge 0.25%). The rate that applies to your contract is fixed at issue.

Other Charges

Annual Contract Charge

We will deduct an annual contract charge of $25 from your Contract Value to compensate us for certain administrative expenses incurred in connection with the contract. We will deduct the charge on each contract anniversary and at full surrender. We will waive this charge if your Contract Value at the time of deduction is $10,000 or more.

We will allocate the annual contract charge among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the
Separate Account at the time the charge is taken. If there are insufficient assets allocated to the Separate Account, we will deduct any remaining portion of the charge from the Guarantee Account proportionally from all assets in the
Guarantee Account.

Deductions for Premium Taxes

We will deduct charges for any premium tax or other tax levied by any governmental entity from premium payments or Contract Value when the premium tax is incurred or when we pay proceeds under the contract (proceeds include surrenders, partial surrenders, income payments and death benefit payments).

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation, or by judicial action. These premium taxes generally depend upon the law of your state of residence. The tax generally ranges from 0.0% to 3.5%.

Portfolio Charges

Each Portfolio incurs certain fees and expenses. These include management fees and other expenses associated with the daily operation of each Portfolio, as well as Rule 12b-1 fees and/or service share fees, if applicable. To pay for these expenses, the Portfolio makes deductions from its assets. A Portfolio may also impose a redemption charge on Subaccount assets that are redeemed from the
Portfolio. Portfolio expenses, including any redemption charges, are more fully described in the prospectus for each Portfolio. Portfolio expenses are the responsibility of the Portfolio or Fund. They are not fixed or specified under the terms of the contract and are not the responsibility of the Company.

Transfer Charges

We reserve the right to impose a charge of up to $10 per transfer. This charge represents the costs we incur for effecting any such transfer. We will not realize a profit from imposing this charge.

THE CONTRACT

The contract is an individual flexible deferred variable annuity contract. Your rights and benefits are described below and in the contract. There may be differences in your contract (such as differences in fees, charges, and benefits) because of

                                      23

requirements of the state where we issued your contract. We will include any such differences in your contract.

This contract is no longer available for new sales, although additional premium payments may be made in accordance with the terms of the contract and as described in the "Premium Payments" provision.

This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings.
Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. Accordingly, if this contract is purchased as a Qualified Contract, you should consider purchasing the contract for its death benefit, income benefits, and other non-tax-related benefits.
Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

Purchasing the contract through a tax-free "Section 1035" exchange.  Section
1035 of the Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can use the proceeds from another annuity contract to make premium payments for this contract. Before making an exchange, you should carefully compare this contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this contract, and this contract has its own surrender charges which would apply to you. The fees and charges under this contract may be higher (or lower), and the benefits may be different, than those of your current contract. In addition, you may have to pay federal income and penalty taxes on the exchange if it does not qualify for Section 1035 treatment. You should not exchange another contract for this contract unless you determine, after evaluating all of the facts, that the exchange is in your best interest.
Please note that the person who sells you this contract generally will earn a commission on the sale.

Ownership

As owner, you have all rights under the contract, subject to the rights of any irrevocable beneficiary. Two persons may apply for a contract as joint owners.
Joint owners have equal undivided interests in their contract. A joint owner may not be named for a Qualified Contract. That means that each may exercise any ownership rights on behalf of the other, except for ownership changes.
Joint owners also have the right of survivorship. This means if a joint owner dies, his or her interest in the contract passes to the surviving owner. You must have our approval to add a joint owner after we issue the contract. We may require additional information if joint ownership is requested after the contract is issued.

Subject to certain restrictions imposed by electable rider options and as otherwise stated below, before the Maturity Date, you may change:

  .  your Maturity Date to any date at least ten years after your last premium payment;

  .  your Optional Payment Plan;

  .  the allocation of your investments among the Subaccounts and/or the
     Guarantee Account (subject to certain restrictions listed in your contract and in the "Transfers" provision); and

  .  the owner, joint owner, primary beneficiary, contingent beneficiary
     (unless the primary beneficiary or contingent beneficiary is named as an irrevocable beneficiary), and contingent Annuitant upon written notice to our Home Office, and provided the Annuitant is living at the time of the request. If you change a beneficiary, your plan selection will no longer be in effect unless you request that it continue. In addition, you may change any non-natural owner to another non-natural owner. Changing the owner or joint owner may have tax consequences and you should consult a tax adviser before doing so.

We must receive your request for a change at our Home Office in a form satisfactory to us. The change will take effect as of the date you sign the request. The change will be subject to any payment made before we recorded the change.

Assignment

An owner of a Non-Qualified Contract may assign some or all of his or her rights under the contract with our consent. However, an assignment may terminate certain death benefits provided by rider option. An assignment must occur before the Maturity Date and while the Annuitant is still living. Once proper notice of the assignment is recorded by our Home Office, the assignment will become effective as of the date the written request was signed.

Qualified Contracts, IRAs and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

We are not responsible for the validity or tax consequences of any assignment.
We are not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until our Home Office receives sufficient direction from the owner and the assignee regarding the proper allocation of contract rights.

                                      24

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the Contract Value exceeds the investment in the contract for the taxable year in which it was pledged or assigned.

Assignment of the entire Contract Value may cause the portion of the contract exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

Amounts assigned may be subject to an IRS tax penalty equal to 10% of the amount included in gross income.

Premium Payments

You may make premium payments at any frequency and in the amount you select, subject to certain limitations. You must obtain our approval before you make total premium payments for an Annuitant age 79 or younger that exceed
$2,000,000 in the aggregate in any variable annuity contracts issued by the
Company or any of its affiliates. If the Annuitant is age 80 or older at the time of payment, the total amount not subject to prior approval is $1,000,000 in the aggregate in any variable annuity contracts issued by the Company or any of its affiliates. Premium payments may be made at any time prior to the
Maturity Date, the surrender of the contract, or the death of the owner (or joint owner, if applicable), whichever comes first. We reserve the right to refuse to accept a premium payment for any lawful reason and in a manner that does not unfairly discriminate against similarly situated purchasers.

The minimum initial premium payment is $10,000. We may accept a lower initial premium payment in the case of certain group sales. Each additional premium payment must be at least $1,000 for Non-Qualified Contracts ($200 if paid by electronic fund transfers), $50 for IRA Contracts, and $100 for other Qualified
Contracts.

Valuation Day and Valuation Period

We will value Accumulation and Annuity Units once daily as of the close of regular trading (currently 4:00 p.m. Eastern Time) for each day the New York
Stock Exchange is open except for days on which a Portfolio does not value its shares. If a Valuation Period contains more than one day, the unit values will be the same for each day in the Valuation Period.

Allocation of Premium Payments

We place premium payments into the Subaccounts, each of which invests in shares of a corresponding Portfolio, and/or the Guarantee Account, according to your instructions. You may allocate premium payments in the Subaccounts plus the
Guarantee Account at any one time. The Guarantee Account may not be available in all states or in all markets. The percentage of premium payment which you can put into any one Subaccount or guarantee period must equal a whole percentage and cannot be less than $100.

Upon allocation to the appropriate Subaccounts, we convert premium payments into Accumulation Units. We determine the number of Accumulation Units credited by dividing the amount allocated to each Subaccount by the value of an
Accumulation Unit for that Subaccount on the Valuation Day on which we receive any additional premium payment at our Home Office. The number of Accumulation
Units determined in this way is not changed by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation
Unit will vary depending not only upon how well the Portfolio's investments perform, but also upon the expenses of the Separate Account and the Portfolios.

You may change the allocation of subsequent premium payments at any time, without charge, by sending us acceptable notice. The new allocation will apply to any new premium payments made after we receive notice of the change at our
Home Office.

Bonus Credits

The Bonus Credit is an amount we add to each premium payment we receive. If the
Annuitant is age 80 or younger when the contract is issued, we will add 4% of each premium payment to your Contract Value. If the Annuitant is age 81 or older at the time of issue, we will not pay any Bonus Credits. The Annuitant cannot be age 81 or older at the time of application, unless we approve an
Annuitant of an older age. We fund the Bonus Credits from our General Account.
We apply the Bonus Credits when we apply your premium payment to your Contract
Value, and allocate the credits on a pro-rata basis to the investment options you select in the same ratio as the applicable premium payment. We do not consider Bonus Credits as "premium payments" for purposes of the contract. You should know that over time and under certain circumstances (such as an extended period of poor market performance), the costs associated with the Bonus Credit may exceed the sum of the Bonus Credit and any related earnings. You should consider this possibility before purchasing the contract. The Bonus Credit is referred to as an "enhanced premium amount" in your contract.

Valuation of Accumulation Units

Partial surrenders, surrenders and payment of a death benefit all result in the cancellation of an appropriate number of

                                      25

Accumulation Units. We cancel Accumulation Units as of the end of the Valuation
Period on which we receive notice or instructions with regard to the surrender, partial surrender or payment of a death benefit. We value Accumulation Units for each Subaccount separately. The Accumulation Unit value at the end of every
Valuation Day equals the Accumulation Unit value at the end of the preceding
Valuation Day multiplied by the net investment factor (described below). We arbitrarily set the Accumulation Unit value at the inception of the Subaccount at $10. On any Valuation Day, we determine your Subaccount value by multiplying the number of Accumulation Units attributable to your contract by the
Accumulation Unit value for that day.

The net investment factor is an index used to measure the investment performance of a Subaccount from one Valuation Period to the next. The net investment factor for any Subaccount for any Valuation Period reflects the change in the net asset value per share of the Portfolio held in the Subaccount from one Valuation Period to the next, adjusted for the daily deduction of the administrative expense charges and mortality and expense risk charges from assets in the Subaccount. If any "ex-dividend" date occurs during the Valuation
Period, we take into account the per share amount of any dividend or capital gain distribution so that the unit value is not impacted. Also, if we need to reserve money for taxes, we take into account a per share charge or credit for any taxes reserved for which we determine to have resulted from the operations of the Subaccount.

The value of an Accumulation Unit may increase or decrease based on the net investment factor. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the Portfolio because of the deduction of Separate Account charges. Though the number of Accumulation Units will not change as a result of investment experience, the value of an
Accumulation Unit may increase or decrease from Valuation Period to Valuation
Period. See the Statement of Additional Information for more details.

TRANSFERS

Transfers Before the Maturity Date

All owners may transfer all or a portion of their assets between and among the
Subaccounts of the Separate Account and the Guarantee Account (if available) on any Valuation Day prior to the Maturity Date, subject to certain conditions imposed by the contract and as stated below. Owners may not, however, transfer assets in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period.

We process transfers among the Subaccounts and between the Subaccounts and the
Guarantee Account as of the end of the Valuation Period that we receive the transfer request in good order at our Home Office. There may be limitations placed on multiple transfer requests made at different times during the same
Valuation Period involving the same Subaccounts or the Guarantee Account. We may postpone transfers to, from, or among the Subaccounts and/or the Guarantee
Account under certain circumstances. See the "Requesting Payments" provision of this prospectus.

Transfers from the Guarantee Account to the Subaccounts

We may limit and/or restrict transfers from the Guarantee Account to the
Subaccounts. The Guarantee Account may not be available in all states or in all markets. For any allocation from the Guarantee Account to the Subaccounts, the limited amount will not be less than any accrued interest on that allocation plus 25% of the original amount of that allocation. Unless you are participating in a Dollar Cost Averaging program (see the "Dollar Cost
Averaging Program" provision), you may make such transfers only during the 30 day period beginning with the end of the preceding interest rate guarantee period applicable to that particular allocation. We may also limit the amount that you may transfer to the Subaccount.

Transfers from the Subaccounts to the Guarantee Account

We may restrict certain transfers from the Subaccounts to the Guarantee
Account. The Guarantee Account may not be available in all states or in all markets. In addition, we reserve the right to prohibit or limit transfers from the Subaccounts to the Guarantee Account during the six month period following the transfer of any amount from the Guarantee Account to any Subaccount.

Transfers Among the Subaccounts

All owners may submit 12 Subaccount transfers each calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service. Once such 12 Subaccount transfers have been executed, a letter will be sent notifying owners that they may submit additional transfers only in writing by U.S. Mail or by overnight delivery service, and transfer requests sent by the Internet, same day mail, courier service, telephone or facsimile will not be accepted under any circumstances. Once we receive your mailed transfer request at our Home Office, such transfer cannot be cancelled. We also will not cancel transfer requests that have not yet been received, i.e., you may not call to cancel a transfer request sent by U.S. Mail or

                                      26

overnight delivery service. If you wish to change a transfer request sent by
U.S. Mail or overnight delivery service, such change must also be sent in writing by U.S. Mail or by overnight delivery service. We will process that transfer request as of the Valuation Day the new transfer request is received at our Home Office.

Currently, we do not charge for transfers. However, we reserve the right to assess a charge of up to $10 per transfer. The minimum transfer amount is $100 or the entire balance in the Subaccount or interest rate guarantee period if the transfer will leave a balance of less than $100.

We also reserve the right to not honor your transfer request if your transfer is a result of more than one trade involving the same Subaccount within a 30 day period. We will generally invoke this right when either the Portfolio(s) or we see a pattern of frequent transfers between the same Portfolios within a short period of time (i.e., transfers among the same Subaccounts occur within five to 15 days of each other).

In addition, we may not honor transfers made by third parties. See the
"Transfer by Third Parties" provision of this prospectus.

If a transfer request is not processed, a letter will be sent notifying you that your transfer request was not honored. If we do not honor a transfer request, we will not count that request as a transfer for purposes of the 12 transfers allowed each calendar year as described in the previous paragraphs.

When thinking about a transfer of assets, you should consider the inherent risks involved. Frequent transfers based on short-term expectations may increase the risk that you will make a transfer at an inopportune time. Also, because certain restrictions on transfers are applied at the discretion of the
Portfolios in which the Subaccount invests, it is possible that owners will be treated differently and there could be inequitable treatment among owners if a
Portfolio does not apply equal treatment to all shareholders. See the "Special
Note on Frequent Transfers" provision of this prospectus.

These restrictions will apply to all owners and their designated third party(ies), unless such transfer is being made pursuant to:

   (1) a Dollar Cost Averaging program;

   (2) a Portfolio Rebalancing program;

   (3) the terms of an approved Fund substitution or Fund liquidation; or

   (4) a Portfolio's refusal to allow the purchase of shares, either on behalf of an individual owner or on the entire Separate Account, in which case, the Portfolio's refusal to allow the purchase of shares will not be considered a transfer for calculation of the 12 transfers allowed per calendar year by voice response, Internet, telephone, facsimile, U.S.
       Mail or overnight delivery service.

Sometimes, we will not honor transfer requests. We will not honor a transfer request if:

   (1) any Subaccount that would be affected by the transfer is unable to purchase or to redeem shares of the Portfolio in which the Subaccount invests; or

   (2) the transfer would adversely affect Unit Values.

The affected Portfolio(s) determine whether items (1) or (2) above apply.

We will treat all owners equally with respect to transfer requests.

Telephone/Internet Transactions

All owners may make their first 12 transfers in any calendar year among the
Subaccounts or between the Subaccounts and the Guarantee Account by calling or electronically contacting us. Transactions that can be conducted over the telephone and Internet include, but are not necessarily limited to:

   (1) the first 12 transfers of assets among the Subaccounts or between the
       Subaccounts and the Guarantee Account in any calendar year (this includes any changes in premium payment allocations when such changes include a transfer of assets);

   (2) Dollar Cost Averaging; and

   (3) Portfolio Rebalancing.

We will employ reasonable procedures to confirm that instructions we receive are genuine. Such procedures may include, but are not limited to:

   (1) requiring you or a third party you authorized to provide some form of personal identification before we act on the telephone and/or Internet instructions;

   (2) confirming the telephone/Internet transaction in writing to you or a third party you authorized; and/or

   (3) tape recording telephone instructions or retaining a record of your electronic request.

We reserve the right to limit or prohibit telephone and Internet transactions.

We will delay making a payment or processing a transfer request if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

                                      27

   (2) on nationally recognized holidays, trading is restricted by the New York
       Stock Exchange;

   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

   (4) the SEC by order permits postponement to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New
York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

Confirmation of Transactions

We will not be liable for following instructions that we reasonably determine to be genuine. We will send you a confirmation of any transfer we process.
Systematic transactions, such as those related to portfolio rebalancing or dollar cost averaging, generally will be reported in quarterly statements. You are responsible for verifying transfer confirmations and notifying us of any errors within 30 days of receiving the confirmation statement or, for systematic transactions not reported on a trade confirmation, the quarterly statement.

Special Note on Reliability

Please note that the Internet or our telephone system may not always be available. Any computer or telephone system, whether it is ours, yours, your service provider's, or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transaction request by writing our Home Office.

Transfers by Third Parties

As a general rule and as a convenience to you, we allow you to give third parties the right to conduct transfers on your behalf. However, when the same third party possesses this ability on behalf of many owners, the result can be simultaneous transfers involving large amounts of assets. Such transfers can disrupt the orderly management of the Portfolios underlying the contract, can result in higher costs to owners, and are generally not compatible with the long-range goals of owners. We believe that such simultaneous transfers effected by such third parties are not in the best interests of all beneficial shareholders of the Portfolios underlying the contracts, and the management of the Portfolios share this position.

We have instituted procedures to assure that the transfer requests that we receive have, in fact, been made by the owners in whose names they are submitted.

Consequently, we may refuse transfers made by third parties on behalf of an owner in a number of circumstances, which include but are not limited to:

   (1) transfers made on behalf of many owners by one third party (or several third parties who belong to the same firm) where the transfer involves the same Subaccounts and large amounts of assets;

   (2) when we have not received adequate authorization from the owner allowing a third party to make transfers on his or her behalf; and

   (3) when we believe, under all facts and circumstances received, that the owner or his or her authorized agent is not making the transfer.

We require documentation to provide sufficient proof that the third party making the trade is in fact duly authorized by the owner. This information includes, but is not limited to:

   (1) documentation signed by the owner or a court authorizing a third party to act on the owner's behalf;

   (2) passwords and encrypted information;

   (3) additional owner verification when appropriate; and

   (4) recorded conversations.

We will not be held liable for refusing a transfer made by a third party when we have a reasonable basis for believing such third party is not authorized to make a transfer on the owner's behalf or we have a reasonable basis for believing the third party is acting in a fraudulent manner.

Special Note on Frequent Transfers

The Separate Account does not accommodate frequent transfers of Contract Value among Subaccounts. When owners or someone on their behalf submit requests to transfer all or a portion of their assets between Subaccounts, the requests result in the purchase and redemption of shares of the Portfolios in which the
Subaccounts invest. Frequent Subaccount transfers, therefore, cause corresponding frequent purchases and redemptions of shares of the Portfolios.

Frequent purchases and redemptions of shares of the Portfolios can dilute the value of a Portfolio's shares, disrupt the management of the Portfolio's investment portfolio, and

                                      28

increase brokerage and administrative costs. Accordingly, when an owner or someone on their behalf engages in frequent Subaccount transfers, other owners and persons with rights under the contracts (such as Annuitants and beneficiaries) may be harmed.

The Separate Account discourages frequent transfers, purchases and redemptions.
To discourage frequent Subaccount transfers, we adopted the policy described in the "Transfers Among the Subaccounts" section. This policy requires owners who request more than 12 Subaccount transfers in a calendar year to submit such requests in writing by U.S. Mail or by overnight delivery service (the "U.S.
Mail requirement"). The U.S. Mail requirement creates a delay of at least one day between the time transfer decisions are made and the time such transfers are processed. This delay is intended to discourage frequent Subaccount transfers by limiting the effectiveness of abusive "market timing" strategies
(in particular, "time-zone" arbitrage) that rely on "same-day" processing of transfer requests.

In addition, we will not honor transfer requests if any Subaccount that would be affected by the transfer is unable to purchase or redeem shares of the
Portfolio in which the Subaccount invests or if the transfer would adversely affect Accumulation Unit values. Whether these restrictions apply is determined by the affected Portfolio(s), and although we apply the restrictions uniformly when we receive information from the Portfolio(s), we cannot guarantee that the
Portfolio(s) will apply their policies and procedures in a uniform basis.

There can be no assurance that the U.S. Mail requirement will be effective in limiting frequent Subaccount transfers or that we can prevent all frequent
Subaccount transfer activity that may adversely affect owners, other persons with material rights under the contract, or Portfolio shareholders generally.
For instance, imposing the U.S. Mail requirement after 12 Subaccount transfers may not be restrictive enough to deter an owner seeking to engage in abusing market timing strategies.

We may revise our frequent Subaccount transfer policy and related procedures, at our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to better detect and deter frequent transfer activity that may adversely affect owners, other persons with material rights under the
Policies, or Portfolio shareholders generally, to comply with state or federal regulatory requirements, or to impose additional or alternative restrictions on owners engaging in frequent Subaccount transfers. For example, we may invoke our right to refuse transfers if the transfer involves the same Subaccount within a 30 day period and/or we may change our procedures to monitor for a different number of transfers within a specified time period or to impose a minimum time period between each transfer.

There are inherent risks that changing our policies and procedures in the future may not be effective in limiting frequent Subaccount transfers. We will not implement any policy and procedure at the contract level that discriminates among owners, however, we may be compelled to adopt policies and procedures adopted by the Portfolios on behalf of the Portfolios and we will do so unless we cannot service such policies and procedures or we believe such policies and procedures contradict state or federal regulations or such policies and procedures contradict with the terms of your contract.

As stated in the previous paragraph, each of the Portfolios in which the
Subaccounts invest may have its own policies and procedures with respect to frequent purchases and redemption of Portfolio shares. The prospectuses for the
Portfolios describe any such policies and procedures. For example, a Portfolio may assess redemption fees (which we reserve the right to collect) on shares held for a relatively short period of time. The frequent trading policies and procedures of a Portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other Portfolios and the policies and procedures we have adopted to discourage frequent Subaccount transfers. Owners should be aware that we may not have the operational capability to monitor owners' Subaccount transfer requests and apply the frequent trading policies and procedures of the respective Portfolios that would be affected by the transfers. Accordingly, owners and other persons who have material rights under the contracts should assume that the sole protection they may have against potential harm from frequent Subaccount transfers is the protection, if any, provided by the policies and procedures we have adopted to discourage frequent Subaccount transfers.

Under SEC rules, we are required to enter into a written agreement with each
Portfolio or its principal underwriter that will obligate us to provide promptly, upon request by the Portfolio, certain information to the Portfolio about the trading activity of individual contract owners. Under these circumstances, we may be required to provide your tax identification number or social security number to the Fund and/or its manager. We must then execute any instructions from the Portfolio to restrict or prohibit further purchases or transfers by a specific contract owner of Accumulation Units or Annuity Units of the Subaccount that invests in that Portfolio, where such contract owner has been identified by the Portfolio as having engaged in transactions (indirectly through such Subaccount) that violate policies established for that Portfolio for the purpose of eliminating or reducing any dilution of the value of the outstanding shares of the Portfolio. We will inform any contract owners whose future purchases and transfers of a Subaccount's units have been restricted or prohibited by a Portfolio.

                                      29

Owners and other persons with material rights under the contracts also should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries such as broker-dealers, retirement plans or separate accounts funding variable insurance contracts.
These omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the
Portfolios' ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the Portfolios will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the Portfolios. In addition, if a Portfolio believes an omnibus order we submit may reflect one or more Subaccount transfer requests from owners engaged in frequent transfer activity, the Portfolio may reject a portion of or the entire omnibus order. If a Portfolio rejects part of an omnibus order it believes is attributable to transfers that exceed its market timing policies and procedures, it will return the amount to us and we will credit the amount to the contract owner as of the Valuation Day of our receipt of that amount. You may realize a loss if the unit value on the
Valuation Day we credit the amount back to your account has increased since the original date of your transfer.

We apply our policies and procedures without exception, waiver, or special arrangement.

Dollar Cost Averaging Program

The Dollar Cost Averaging program permits you to systematically transfer on a monthly or quarterly basis a set dollar amount from the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund
and/or the Guarantee Account (if available) to any combination of other available Subaccounts (as long as the total number of Subaccounts used does not exceed the maximum number allowed under the contract). The Dollar Cost
Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar Cost Averaging does not assure a profit or protect against a loss.

You may participate in the Dollar Cost Averaging program by:

   (1) electing it on your application; or

   (2) contacting an authorized sales representative; or

   (3) contacting us at (800) 352-9910.

To use the program, you must transfer at least $100 from the Subaccount investing in the Goldman Sachs Variable Insurance Trust. -- Government Money
Market Fund and/or interest rate guarantee period with each transfer.

The Dollar Cost Averaging program will begin 30 days after we receive all required forms with your instructions and any necessary premium payment unless we allow an earlier date. We will discontinue your participation in the Dollar
Cost Averaging program:

  .  on the business day we receive your request to discontinue the program in writing or by telephone (assuming we have your telephone authorization form on file); or

  .  when the assets of the Subaccount investing in the Goldman Sachs Variable
     Insurance Trust -- Government Money Market Fund and/or interest rate guarantee period from which transfers are being made are depleted.

If you Dollar Cost Average from the Guarantee Account, we reserve the right to determine the amount of each automatic transfer. The Guarantee Account may not be available in all states or in all markets. We also reserve the right to transfer any remaining portion of an allocation used for Dollar Cost Averaging to a new guarantee period upon termination of the Dollar Cost Averaging program for that allocation. You may not transfer from one interest rate guarantee period to another interest rate guarantee period.

We also reserve the right to credit a higher rate of interest on premium payments allocated to the Guarantee Account that participate in the Dollar Cost
Averaging program. We refer to this higher rate of interest as Enhanced Dollar
Cost Averaging. The Dollar Cost Averaging program and/or Enhanced Dollar Cost
Averaging program may not be available in all states and in all markets or through all broker-dealers who sell the contracts. If you terminate the Dollar
Cost Averaging program prior to the depletion of assets from the Guarantee
Account, we have the right to credit the remaining assets in the Guarantee
Account the current interest rate being credited to all other Guarantee Account assets not participating in the Enhanced Dollar Cost Averaging program as of that Valuation Day.

There is no additional charge for Dollar Cost Averaging. A transfer under this program is not a transfer for purposes of assessing a transfer charge or calculating the maximum number of transfers we may allow in a calendar year via the Internet, telephone or facsimile.

We may, from time to time, offer various Dollar Cost Averaging programs. We reserve the right to discontinue new

                                      30

Dollar Cost Averaging programs or to modify such programs at any time and for any reason. We also reserve the right to prohibit simultaneous participation in the Dollar Cost Averaging program and Systematic Withdrawal program.

Owners considering participating in a Dollar Cost Averaging program should call
(800) 352-9910 or an authorized sales representative to verify the availability of Dollar Cost Averaging.

Portfolio Rebalancing Program

Once your premium payment has been allocated among the Subaccounts, the performance of each Subaccount may cause your allocation to shift. You may instruct us to automatically rebalance on a quarterly, semi-annual, or annual basis your assets among the Subaccounts to return to the percentages specified in your allocation instructions. Your percentage allocations must be in whole percentages. The program does not include allocations to the Guarantee Account.
You may elect to participate in the Portfolio Rebalancing program at any time by submitting the completed Portfolio Rebalancing form to our Home Office.

Subsequent changes to your percentage allocations may be made at any time by written or telephone instructions to the Home Office. Once elected, Portfolio
Rebalancing remains in effect from the date we receive your written request until you instruct us to discontinue Portfolio Rebalancing. There is no additional charge for using Portfolio Rebalancing, and we do not consider a
Portfolio Rebalancing transfer a transfer for purposes of assessing a transfer charge or calculating the maximum number of transfers permitted in a calendar year via the Internet, telephone or facsimile. We reserve the right to discontinue or modify the Portfolio Rebalancing program at any time and for any reason. We also reserve the right to exclude specific Subaccounts from
Portfolio Rebalancing. Portfolio Rebalancing does not guarantee a profit or protect against a loss.

Guarantee Account Interest Sweep Program

You may instruct us to transfer interest earned on your assets in the Guarantee
Account (if available) to the Subaccounts to which you are allocating premium payments, in accordance with your allocation instructions in effect on the date of the transfer any time before the Maturity Date. You must specify the frequency of the transfers (either monthly, quarterly, semi-annually or annually).

The minimum amount in the Guarantee Account required to elect this option is
$1,000, but may be reduced at our discretion. The transfers under this program will take place on the last calendar day of each period.

You may participate in the interest sweep program at the same time you participate in either the Dollar Cost Averaging program or the Portfolio
Rebalancing program. If any interest sweep transfer is scheduled for the same day as a Portfolio Rebalancing transfer, we will process the interest sweep transfer first.

We limit the amount you may transfer from the Guarantee Account to the
Subaccounts for any particular allocation. See the "Transfers" provision of this prospectus. We will not process an interest sweep transfer if that transfer would exceed the amount permitted to be transferred.

You may cancel your participation in the interest sweep program at any time by writing or calling our Home Office at the address or telephone number listed on page 1 of this prospectus. We will automatically cancel your participation in the program if your assets in the Guarantee Account are less than $1,000 or such lower amount as we may determine. There is no additional charge for the interest sweep program. We do not consider interest sweep transfers a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers permitted in a calendar year. The interest sweep program does not assure a profit or protect against a loss.

SURRENDERS AND PARTIAL SURRENDERS

Surrenders and Partial Surrenders

We will allow you to surrender your contract or to partially surrender a portion of your Contract Value at any time before the Maturity Date upon your written request, subject to the conditions discussed below.

We will not permit a partial surrender that is less than $100 or a partial surrender which would reduce your Contract Value to less than $1,000. If your partial surrender request would reduce your Contract Value to less than $1,000, we will surrender your contract in full. Different limits and other restrictions may apply to Qualified Contracts.

The amount payable on surrender of the contract is the Surrender Value at the end of the Valuation Period during which we receive the request. The Surrender
Value equals:

   (1) the Contract Value (after deduction of any charge for the optional rider(s) and the annual contract charge, if applicable) on the Valuation
       Day we receive a request for surrender; less

   (2) any applicable surrender charge; less

   (3) any applicable premium tax.

                                      31

We may pay the Surrender Value in a lump sum or under one of the Optional
Payment Plans specified in the contract, based on your instructions.

If you are taking a partial surrender, you may indicate in writing, electronically, or by calling our Home Office, from which Subaccounts or interest rate guarantee periods we are to take your partial surrender. If you do not so specify, we will deduct the amount of the partial surrender first from the Subaccounts on a pro rata basis in proportion to your assets allocated to the Separate Account. We will deduct any remaining amount from the Guarantee
Account. We will take deductions from the Guarantee Account from the amounts
(including any interest credited to such amounts) which have been in the
Guarantee Account for the longest period of time.

A Portfolio may impose a redemption charge. The charge is retained by or paid to the Portfolio. The charge is not retained by or paid to us. The redemption charge may affect the number and/or value of Accumulation Units withdrawn from the Subaccount that invests in that Portfolio and may affect Contract Value.
When taking a partial surrender, any applicable surrender charges and/or applicable premium tax will be taken from the amount surrendered, unless otherwise requested.

We will delay making a payment if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) on nationally recognized holidays, trading is restricted by the New York
       Stock Exchange;

   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

   (4) the SEC by order permits postponement of payment to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New
York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, partial surrenders from the Subaccounts may further reduce or restrict the amount that may be allocated to the Guarantee Account (see the "Guarantee
Account" provision of this prospectus).

Please remember that partial surrenders will reduce your death benefit by the proportion that the partial surrender (including any applicable surrender charge and applicable premium tax) reduces your Contract Value. See the "Death of Owner and/or Annuitant" provision of this prospectus.

Partial surrenders and surrenders may also be subject to income tax and, if taken prior to age 59 1/2, an additional 10% penalty tax. See the "Tax Matters"
provision of this prospectus.

Restrictions on Distributions from Certain Contracts

Under Code Section 403(b) tax sheltered annuities, distributions of (1) salary reduction contributions made in years beginning after December 31, 1988;
(2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age
59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. For contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer's Section 403(b) plan.

If your contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the contract, and transactions under the contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

Section 830.105 of the Texas Government Code permits participants in the Texas
Optional Retirement Program to surrender their interest in a variable annuity contract issued under the Texas Optional Retirement Program only upon:

   (1) termination of employment in the Texas public institutions of higher education;

   (2) retirement;

   (3) death; or

   (4) the participant's attainment of age 70 1/2.

If your contract is issued to a Texas Optional Retirement Program, you must furnish us proof that one of these four events has occurred before we distribute any amounts from your contract.

                                      32

Systematic Withdrawal Program

The Systematic Withdrawal program allows you to take Systematic Withdrawals of a specified amount (in equal installments of at least $100) on a monthly, quarterly, semi-annual or annual basis. Your payments can begin at any time after 30 days from the date your contract is issued (unless we allow an earlier date). To participate in the program, your Contract Value initially must be at least $10,000 and you must submit a completed Systematic Withdrawal form to our
Home Office. You can obtain the form from an authorized sales representative or our Home Office.

Your Systematic Withdrawals in a contract year may not exceed the amount which is not subject to a surrender charge. See the "Surrender Charge" provision of this prospectus. We will deduct the Systematic Withdrawal amounts first from any gain in the contract and then from premiums paid. You may provide specific instructions as to which Subaccounts and/or interest rate guarantee periods from which we are to take Systematic Withdrawals. If you have not provided specific instructions, or if your specific instructions cannot be carried out, we will process the withdrawals by cancelling Accumulation Units on a pro-rata basis from all of the Subaccounts in which you have an interest. To the extent that your assets in the Separate Account are not sufficient to accomplish this withdrawal, we will take the remaining amount of the withdrawal from any assets you have in the Guarantee Account. We will take deductions from the Guarantee
Account from the amounts (including any interest credited to such amounts) that have been in the Guarantee Account for the longest period of time.

After your Systematic Withdrawals begin, you may change the frequency and/or amount of your payments, subject to the following:

  .  you may request only one such change in a calendar quarter; and

  .  if you did not elect the maximum amount you could withdraw under this program at the time you elected the current series of Systematic
     Withdrawals, then you may increase the remaining payments up to the maximum amount.

A Systematic Withdrawal program will terminate automatically when a Systematic
Withdrawal would cause the remaining Contract Value to be less than $1,000. If a Systematic Withdrawal would cause the Contract Value to be less than $1,000, then we will not process that Systematic Withdrawal transaction. If any of your
Systematic Withdrawals would be or become less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. You may discontinue Systematic Withdrawals at any time by notifying us in writing at our Home Office or by telephone. You may request that we pay any remaining payments in a lump sum. See the "Requesting
Payments" provision of this prospectus.

Each Systematic Withdrawal is subject to Federal income taxes on any portion considered gain for tax purposes. In addition, you may be assessed a 10% IRS penalty tax on Systematic Withdrawals if you are under age 59 1/2 at the time of the withdrawal.

Both partial surrenders at your specific request and partial surrenders under a
Systematic Withdrawal program will count toward the limit of the free amount that you may surrender in any contract year under the free withdrawal privilege. See the "Surrender Charge" provision of this prospectus. Partial surrenders under a Systematic Withdrawal program may also reduce your death benefit. See the "Death of Owner and/or Annuitant" provision of this prospectus. Your Systematic Withdrawal amount could be affected if you take an additional partial surrender.

There is no charge for participation in the Systematic Withdrawal program, however, we reserve the right to prohibit participation in Systematic
Withdrawal and Dollar Cost Averaging programs at the same time. We also reserve the right to discontinue and/or modify the Systematic Withdrawal program upon
30 days written notice to owners.

DEATH OF OWNER AND/OR ANNUITANT

Death Benefit at Death of Any Annuitant Before the Maturity Date

If the Annuitant dies before the Maturity Date, regardless of whether the
Annuitant is also an owner or joint owner of the contract, the amount of proceeds available for the designated beneficiary (as defined below) is the death benefit. This death benefit may be referred to as the "Annual Estate
Protector/SM/" in our marketing materials. Upon receipt of due proof of the
Annuitant's death (generally, due proof is a certified copy of the death certificate or a certified copy of the decree of a court of competent jurisdiction as to the finding of death), a death benefit will be paid in accordance with your instructions, subject to distribution rules and termination of contract provisions discussed in the contract and elsewhere in this prospectus.

The death benefit choices we offer are:

   (1) the Basic Death Benefit; and

   (2) the Optional Guaranteed Minimum Death Benefit.

                                      33

We automatically provide the Basic Death Benefit to you. The Optional
Guaranteed Minimum Death Benefit is available to you for an additional charge.

The death benefit varies based on:

   (1) the Annuitant's age on the date the contract is issued;

   (2) the Annuitant's age on the date of his or her death;

   (3) the number of contract years that elapse from the date the contract is issued until the date of the Annuitant's death; and

   (4) whether any premium taxes are due at the time the death benefit is paid.

Basic Death Benefit

For contracts issued on or after the later of May 15, 2001, or the date on which state insurance authorities approve applicable contract modifications, the Basic Death Benefit will be as follows:

If the Annuitant is age 80 or younger on the date the contract is issued and he or she dies before his or her first contract anniversary, the Basic Death
Benefit will be equal to the greater of:

   (1) the Contract Value as of the date we receive due proof of death; and

   (2) premium payments received, reduced for an adjustment due to any partial surrenders (including any surrender charges and any premium taxes assessed).

If the Annuitant is age 80 or younger on the date the contract is issued and he or she dies after his or her first contract anniversary, the death benefit will be equal to the greatest of:

   (1) the greatest sum of (a) and (b), where:

      (a) is the Contract Value on any contract anniversary occurring prior to the Annuitant's 80th birthday; and

      (b) is premium payments received after such contract anniversary.

       The sum of (a) and (b) above is reduced for an adjustment due to any partial surrenders (including any surrender charges and premium taxes assessed) taken since the applicable contract anniversary.

   (2) the Contract Value as of the date we receive due proof of death; and

   (3) premium payments received, reduced for an adjustment due to any partial surrenders (including any surrender charges and premium taxes assessed).

If the Annuitant is age 81 or older on the date the contract is issued, the death benefit will be equal to the Contract Value as of the date we receive due proof of death.

We will adjust the death benefit for partial surrenders (including any surrender charges and premium taxes assessed) in the same proportion as the percentage that the partial surrender (including any surrender charges and premium taxes assessed) reduces the Contract Value.

Please refer to Appendix A in this prospectus for an example of the Basic Death
Benefit calculation.

For contracts issued prior to May 15, 2001, or prior to the date on which state insurance authorities approve applicable contract modifications, the Basic
Death Benefit will be as follows:

The death benefit equals the sum of (a) and (b) where:

   (a) the Contract Value as of the date we receive due proof of death; and

   (b) is the excess, if any, of the unadjusted death benefit as of the date of the Annuitant's death over the Contract Value as of the date of the
       Annuitant's death, with interest credited on that excess from the date of the Annuitant's death to the date of distribution. The rate credited may depend on applicable law or regulation. Otherwise, we will set it.

The unadjusted death benefit varies based on the Annuitant's age at the time we issued the contract and on the Annuitant's age at the time of death.

If the Annuitant is age 80 or younger on the date the contract is issued and he or she dies before his or her first contract anniversary, the unadjusted death benefit will be equal to the greater of:

   (1) the Contract Value as of the date of death; and

   (2) premium payments received, reduced for an adjustment due to any partial surrenders (including any surrender charges and premium taxes assessed).

If the Annuitant is age 80 or younger on the date the contract is issued and he or she dies after his or her first contract anniversary, the unadjusted death benefit will be equal to the greatest of:

   (1) the greatest sum of (a) and (b), where:

                                      34

      (a) is the Contract Value on any contract anniversary occurring prior to the Annuitant's 80th birthday; and

      (b) is premium payments received after such contract anniversary.

       The sum of (a) and (b) above is reduced for an adjustment for any partial surrenders (including any surrender charges and premium taxes assessed) taken since the applicable contract anniversary.

   (2) the Contract Value as of the date of death; and

   (3) premium payments received, reduced for an adjustment due to any partial surrenders (including any surrender charges and premium taxes assessed).

If the Annuitant is age 81 or older on the date the contract is issued, the unadjusted death benefit will be equal to the Contract Value as of the date of death.

We will adjust the death benefit for partial surrenders in (including any surrender charges and premium taxes assessed) the same proportion as the percentage that the partial surrender (including any surrender charges and premium taxes assessed) reduces the Contract Value.

Please refer to Appendix A in this prospectus for an example of the Basic Death
Benefit calculation.

Optional Guaranteed Minimum Death Benefit

The Guaranteed Minimum Death Benefit is available to contracts with Annuitants age 75 or younger at the time the contract is issued. If the owner elects the
Guaranteed Minimum Death Benefit at the time of application, upon the death of the Annuitant, we will pay to the designated beneficiary, the greater of:

   (1) the Basic Death Benefit; and

   (2) the Guaranteed Minimum Death Benefit.

The Guaranteed Minimum Death Benefit may also be referenced in our marketing materials as the "Six Percent EstateProtector/SM/."

If the Annuitant dies on the first Valuation Day, the Guaranteed Minimum Death
Benefit will be equal to the premium payments received.

If the Annuitant dies after the first Valuation Day, then at the end of each
Valuation Period until the contract anniversary on which the Annuitant attains age 80, the Guaranteed Minimum Death Benefit equals the lesser of (a) and (b), where:

   (a) is the total of all premium payments we receive, multiplied by two, adjusted for any partial surrenders taken prior to or during that
       Valuation Period; and

   (b) is the Guaranteed Minimum Death Benefit of the preceding Valuation
       Period, with assets in the Subaccounts increased by an effective annual rate of 6% (an "increase factor"); this does not include assets allocated to the Subaccount investing in the available Goldman Sachs
       Variable Insurance Trust -- Government Money Market Fund, plus any additional premium payments we received during the current Valuation
       Period, adjusted for any partial surrenders taken during the current
       Valuation period.

We will adjust the Guaranteed Minimum Death Benefit for partial surrenders proportionally by the same percentage that the partial surrender (including any applicable surrender charges and premium taxes assessed) reduces the Contract
Value.

For assets in the Subaccount investing in the Goldman Sachs Variable Insurance
Trust -- Government Money Market Fund, the increase factor is equal to the lesser of:

   (1) the net investment factor of the Subaccount for Valuation Period, minus one; and

   (2) a factor for the Valuation Period equivalent to an effective annual rate of 6%.

For assets allocated to the Guarantee Account, the increase factor is equal to the lesser of:

   (1) the factor for the Valuation Period equivalent to the credited rate(s)
       applicable to such allocations; and

   (2) a factor for the Valuation Period equivalent to an effective annual rate of 6%.

After the Annuitant attains age 80, the increase factor will be zero (0). The
Guaranteed Minimum Death Benefit is effective on the Contract Date (unless another effective date is shown on the contract data page) and will remain in effect while the contract is in force and before income payments begin, or until the contract anniversary following the date we receive your written request to terminate the benefit. If we receive your request to terminate the benefit within 30 days following any contract anniversary, we will terminate the Guaranteed Minimum Death Benefit as of that contract anniversary.

We charge you for the Guaranteed Minimum Death Benefit. We deduct this charge against the Contract Value at each contract anniversary after the first and at the time you fully surrender the contract. At full surrender, we will charge you a pro-rata portion of the annual charge. Currently, this charge is equal to an annual rate of 0.25% of your prior contract year's average Guaranteed

                                      35

Minimum Death Benefit. We guarantee that this charge will not exceed an annual rate of 0.35% of your prior contract year's average Guaranteed Minimum Death
Benefit. The rate charged to your contract will be fixed at the time your contract is issued. See the "Charge for the Optional Guaranteed Minimum Death
Benefit" provision of this prospectus.

The Guaranteed Minimum Death Benefit option may not be available in all states or markets.

Please refer to Appendix A for an example of the Optional Guaranteed Minimum
Death Benefit calculation.

When We Calculate the Death Benefit

We will calculate the Basic Death Benefit and the Optional Guaranteed Minimum
Death Benefit on the date we receive due proof of death at our Home Office.
Until we receive complete written instructions satisfactory to us from the beneficiary, the assets will remain allocated to the Separate Account and/or the Guarantee Account, according to your last instructions. This means that the calculated death benefit will fluctuate with the performance of the Subaccounts in which you are invested.

Death of an Owner or Joint Owner Before the Maturity Date

In certain circumstances, federal tax law requires that distributions be made under this contract upon the first death of:

  .  an owner or joint owner (or the Annuitant if any owner is a non-natural entity); or

  .  the Annuitant.

The discussion below describes the methods available for distributing the value of the contract upon death.

At the death of any owner (or Annuitant, if the owner is a non-natural entity), the person or entity first listed below who is alive or in existence on the date of that death will become the designated beneficiary:

   (1) owner or joint owner;

   (2) primary beneficiary;

   (3) contingent beneficiary; or

   (4) owner's estate.

We then will treat the designated beneficiary as the sole owner of the contract. If there is more than one designated beneficiary, we will treat each one separately in applying the tax law's rules described below.

Distribution Rules:  Distributions required by federal tax law differ depending on whether the designated beneficiary is the spouse of the deceased owner (or the spouse of the deceased Annuitant, if the contract is owned by a non-natural entity).

  .  Spouses -- If the designated beneficiary is the spouse of the deceased, the spouse may continue the contract as the new owner. If the deceased was the Annuitant, and there was no surviving contingent Annuitant, the spouse will automatically become the new Annuitant. At the death of the spouse, this provision may not be used again, even if the spouse remarries. In such case, the entire interest in the contract will be paid within 5 years of such spouse's death to the beneficiary named by the spouse. If no beneficiary is named, such payment will be made to the spouse's estate.
     The amount payable will be equal to the death benefit on the date we receive due proof of the Annuitant's death. Any increase in the Contract
     Value will be allocated to the Subaccounts and/or the Guarantee Account using the premium allocation in effect at that time. Any death benefit payable subsequently (at the death of the new Annuitant) will be calculated as if the spouse had purchased a contract for the new Contract
     Value on the date we received due proof of death. Any death benefit will be based on the new Annuitant's age as of the date we receive due proof of death of the original owner, rather than the age of the previously deceased Annuitant. All other provisions will continue as if the spouse had purchased the contract on the original Contract Date.

  .  Non-Spouses -- If the designated beneficiary is not the spouse of the deceased person, this contract cannot be continued in force indefinitely.
     Instead, upon the death of any owner (or Annuitant, if the owner is a non-natural entity), payments must be made to (or for the benefit of) the designated beneficiary under one of the following payment choices:

     (1) receive the Surrender Value in one lump sum payment upon receipt of due proof of death (see the "Requesting Payments" provision of this prospectus);

     (2) receive the Surrender Value at any time during the five year period following the date of death. At the end of the five year period, we will pay in a lump sum payment any Surrender Value still remaining;

     (3) apply the Surrender Value to provide a monthly income benefit under
         Optional Payment Plan 1 or 2. The first monthly income benefit payment must be made no later than one year after the date of

                                      36

         death. Also, the monthly income benefit payment period must be either the lifetime of the designated beneficiary or a period not exceeding the designated beneficiary's life expectancy; or.

     (4) elect a "stretch" payment choice, as described in the "Stretch Payment
         Choices" provision below.

If your contract is a Qualified Contract, not all elections will satisfy required minimum distribution rules. Note that effective for owners who die on or after January 1, 2020, subject to certain exceptions, most non-spouse designated beneficiaries must now complete death benefit distributions within ten years of the owner's death in order to satisfy required minimum distribution rules. Consult a tax adviser before making an election.

Stretch Payment Choices

The following payment choice is available to designated beneficiaries of
Non-Qualified Contracts:

A designated beneficiary of a Non-Qualified Contract may apply the death proceeds of the contract to provide for an annual payment equal to the Minimum
Annual Income, described below, for the life expectancy of the designated beneficiary. The first income payment must be made no later than 350 days after the original owner's date of death. The income payment period must be a period not exceeding the designated beneficiary's life expectancy. Payments will continue annually on the distribution date until the death of the designated beneficiary or the Contract Value is reduced to $0. Upon death of the designated beneficiary, the person or entity named by the designated beneficiary or, if no one is named, the designated beneficiary's estate may receive the remaining Contract Value. The recipient may take the Contract Value as a lump sum or continue to receive the annual payment on the distribution date equal to the Minimum Annual Income, or until the Contract Value is reduced to $0.

The Minimum Annual Income is the amount withdrawn each year to satisfy Section
72(s)(2)(B) of the Code. The Minimum Annual Income will be re-determined each year for the designated beneficiary's life expectancy using the Single Life
Table in Section 1.401(a)(9)-9 A-1 of the Income Tax Regulations, as amended.
After death, the Minimum Annual Income is calculated using the designated beneficiary's remaining life expectancy. We may offer alternative calculations of Minimum Annual Income based on amortization or annuitization calculations methods described in guidance published by the Internal Revenue Service.

Special rules for this payment choice only:

  .  This payment choice cannot be selected if the Minimum Annual Income would be less than $100.

  .  The designated beneficiary must elect a distribution date on which payments will be made. The first distribution date must be no later than
     350 days after the owner's date of death.

  .  Amounts paid to satisfy the Minimum Annual Income will not be subject to surrender charges. Surrender charges will apply to amounts withdrawn above the Minimum Annual Income.

  .  Optional death benefit riders are not available with this payment choice.

  .  Additional premium payments may not be added with this payment choice.

Under this payment choice, the contract will terminate upon payment of the entire Contract Value.

The following payment choice is available to designated beneficiaries of
Qualified Contracts or any beneficiary receiving death proceeds from any other individual retirement plan:

An inherited owner may apply death proceeds to provide for an annual payment equal to the Minimum Annual Income, described below. For purposes of this provision, an inherited owner is any designated beneficiary receiving death proceeds from a Qualified Contract or any beneficiary receiving death proceeds from any other individual retirement plan. A surviving spouse may elect to be treated as an inherited owner in lieu of exercising spousal continuation. The inherited owner will be named the Annuitant at election of the payment choice.

Payments under this payment choice will continue annually on the distribution date selected by the inherited owner, subject to the special rules stated
below, until the death of the inherited owner or the Contract Value is reduced to $0. Upon death of the inherited owner, the person or entity named by the inherited owner or, if no one is named, the inherited owner's estate may receive the remaining Contract Value. The recipient may take the Contract Value as a lump sum or continue to receive the annual payment on the distribution date equal to the Minimum Annual Income until the Contract Value is reduced to
$0.

The Minimum Annual Income is the amount withdrawn each year to satisfy Section
408(b)(3) of the Code. The Minimum Annual Income will be based on the applicable distribution period for required minimum distributions after death, as provided in Section 1.401(a)(9)-5 A-5 of the Income Tax Regulations.

                                      37

Special rules for this payment choice only:

  .  This payment choice cannot be selected if the Minimum Annual Income would be less than $100.

  .  The inherited owner must elect a distribution date on which payments will be made. If the inherited owner is the surviving spouse of the original
     IRA owner within the meaning of Section 401(a)(9)(B)(iv) of the Code, then the first distribution date elected must be the later of either: (i)
     December 15th of the year in which the deceased would have been age 70 1/2 or (ii) December 15th of the year following the original IRA owner's death. If the inherited owner is not the surviving spouse of the original
     IRA owner, then the first distribution date elected must be within 350 days from the date of death. If the surviving spouse dies before the first distribution date, the first distribution date under this rider will be determined by treating death of the surviving spouse as death of the original IRA owner and the surviving spouse's designated beneficiary as the inherited owner.

  .  Amounts paid to satisfy the Minimum Annual Income will not be subject to surrender charges. Surrender charges will apply to amounts withdrawn above the Minimum Annual Income.

  .  Optional death benefit riders are not available with this payment choice.

  .  Additional premium payments may not be added with this payment choice

This payment choice will not satisfy required minimum distribution rules for designated beneficiaries other than "eligible designated beneficiaries" as defined in Section 401(a)(9)(H) of the Code. Consult a tax adviser before making this payment choice.

Under this payment choice, the contract will terminate upon payment of the entire Contract Value.

If no choice is made by the designated beneficiary within 30 days following receipt of due proof of death, we will pay the Surrender Value within 5 years of the date of death. Due proof of death must be provided within 90 days of the date of death. We will not accept any premium payments after the non-spouse's death. If the designated beneficiary dies before we distributed the entire
Surrender Value, we will pay in a lump sum payment of any Surrender Value still remaining to the person named by the designated beneficiary. If no person is so named, we will pay the designated beneficiary's estate.

Under payment choices 1 or 2, the contract will terminate upon payment of the entire Surrender Value. Under payment choice 3, this contract will terminate when we apply the Surrender Value to provide a monthly income benefit.

Spendthrift Provision.  An owner may, by providing written notice to our Home
Office in a manner acceptable to the Company, choose the method of payment of death proceeds under the contract by selecting any payment choice, including any Optional Payment Plan, that a designated beneficiary may have chosen. A designated beneficiary (other than the surviving spouse) cannot change the payment choice that the owner has selected. The owner may also specify at the time of electing an income payment option that any payments remaining to be made at the owner's death cannot be commuted or assigned. While living, the owner may revoke any such limitations on the rights of the designated beneficiary by providing written notice of such revocation to our Home Office in a manner acceptable to the Company. If the payment choice selected by the owner does not apply to a designated beneficiary, the limitations imposed by this paragraph shall not apply to such designated beneficiary. For example, a payment choice based on an individual's life does not apply to the owner's estate and the estate would be free to make its own payment choice as designated beneficiary after the owner's death.

Amount of the proceeds:  The amount of proceeds we will pay will, in part, vary based on the person who dies, as shown below:

                              Amount of
     Person who died         Proceeds Paid
--------------------------------------------
Owner or Joint Owner        Surrender Value
(who is not the Annuitant)
--------------------------------------------
Owner or Joint Owner        Death Benefit
(who is the Annuitant)
--------------------------------------------
Annuitant                   Death Benefit
--------------------------------------------

Upon receipt of due proof of death, the designated beneficiary will instruct us how to treat the proceeds subject to the distribution rules discussed above.

Death of an Owner, Joint Owner, or Annuitant On or After the Maturity Date

On or after the Maturity Date, if an owner, joint owner, Annuitant or designated beneficiary dies while the contract is in force, payments that are already being made under the contract will be made at least as rapidly as under the method of distribution in effect at the time of death, notwithstanding any other provision in the contract.

INCOME PAYMENTS

The Maturity Date is the date income payments begin under the contract, provided the Annuitant is still living on that date. The

                                      38

Maturity Date must be a date at least thirteen months from the date the contract is issued. The owner selects the contract's initial Maturity Date at issue. Thereafter, until income payments begin, the owner may elect to extend the Maturity Date in one-year increments, so long as the new Maturity Date is not a date beyond the latest permitted Maturity Date. The latest Maturity Date we currently permit may not be a date beyond the younger Annuitant's 90th birthday, unless we consent to a later date. We reserve the right to discontinue to allow the deferral of the Maturity Date at any time and without prior notice. Any consent for a new Maturity Date will be provided on a non-discriminatory basis.

An owner may request to change the Maturity Date by sending written notice to our Home Office prior to the Maturity Date then in effect. If you change the
Maturity Date, the Maturity Date will mean the new Maturity Date selected, provided such Maturity Date is not a date beyond the latest permitted Maturity
Date. If income payments have not commenced upon reaching the latest permitted
Maturity Date, we will begin making payments to the named payee. Income payments will be made in the form of a Life Income with a 10 Year Period
Certain.

A Maturity Date that occurs or is scheduled to occur at an advanced age (e.g., past age 85) may, in certain circumstances, have adverse income tax consequences. See the "Tax Matters" provision of this prospectus. Contracts issued to qualified retirement plans provide for income payments to start on the date and under the option specified by the plan.

We will pay a monthly income benefit to the owner beginning on the Maturity
Date provided the Annuitant is still living. We will pay the monthly income benefit in the form of Life Income with 10 Years Certain plan with variable payments, using the gender (where appropriate) and settlement age of the
Annuitant instead of the payee, unless you make another election as described below. Payments made pursuant to one of these plans are not redeemable. As described in your contract, the settlement age may be less than the Annuitant's age. This means payments may be lower than they would have been without the adjustment. You may also choose to receive Surrender Value of your contract on the date immediately preceding the Maturity Date in a lump sum, in which case we will cancel the contract. See the "Requesting Payments" provision of this prospectus.

Payments will continue for the life of the Annuitant under the Life Income with
10 Years Certain plan, if he or she lives longer than 10 years. If the
Annuitant dies before the end of 10 years, we will discount the remaining payments for the 10 year period at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay this discounted amount in a lump sum.

The contract provides optional forms of annuity payments ("Optional Payment
Plans"), each of which is payable on a fixed basis. Optional Payment Plan 1 and
Optional Payment Plan 5 also are available on a variable basis.

If you elect fixed income payments, the guaranteed amount payable will earn interest at a minimum rate of 3% compounded yearly. We may increase the interest rate which will increase the amount we pay to you or the payee.

If you elect variable income payments, the dollar amount of the first variable income payment will depend on the annuity purchase rates described in your contract for the Optional Payment Plan you choose. These rates vary based on the Annuitant's settlement age and if applicable, gender, upon the settlement age and gender of a second person you designate (if applicable). Under such tables, the longer the life expectancy of the Annuitant or the longer the period for which we guarantee to make payments under the option, the smaller the amount the first variable income payment will be. After your first income payment, the dollar amount of your income payments will vary based on the investment performance of the Subaccount(s) in which you invest and the contract's assumed interest rate.

The assumed interest rate is an assumption we make regarding the investment performance of the Portfolios you select. This rate is simply the total return, after expenses, you need to keep your variable income payments level. We assume an effective annual rate of 3%. This means that if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is less than 3%, then the dollar amount of your variable income payment will decrease. Conversely, if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is greater than 3%, then the dollar amount of your income payment will increase.

We will make income payments monthly unless you elect to receive payments quarterly, semi-annually, or annually. Under the monthly income benefit and all of the Optional Payment Plans, if any payment made more frequently than annually would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. If the annual payment payable at maturity is less than $20, we will pay the Surrender Value in a lump sum. See the "Requesting Payments" provision of this prospectus. Upon making such a payment, we will have no future obligation under the contract.

                                      39

The amount of your income payments will depend on four things:

  .  your Surrender Value on the Valuation Day immediately preceding the
     Maturity Date;

  .  the settlement age on the Maturity Date, and if applicable, the gender of the Annuitant;

  .  the specific payment plan you choose; and

  .  if you elect variable income payments, the investment performance of the
     Portfolios selected.

As provided in your contract, we may adjust the age used to determine income payments, and we may deduct premium taxes from your payments.

Optional Payment Plans

The following Optional Payment Plans are available under the contract:

   Optional Payment Plan 1 -- Life Income with Period Certain.  This option guarantees periodic monthly payments for the lifetime of the payee with a minimum number of years of payments. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15, or 20 years. The payee selects the designated period.
   If the payee dies during the minimum period, we will discount the amount of the remaining guaranteed payments at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

   Optional Payment Plan 2 -- Income for a Fixed Period.  This option provides for periodic payments to be made for a fixed period not longer than 30 years. Payments can be made annually, semi-annually, quarterly, or monthly.
   If the payee dies, we will discount the amount of the remaining guaranteed payments to the date of the payee's death at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

   Optional Payment Plan 3 -- Income of a Definite Amount.  This option provides periodic payments of a definite amount to be paid. Payments can be made annually, semi-annually, quarterly, or monthly. The amount paid each year must be at least $120 for each $1,000 of proceeds. Payments will continue until the proceeds are exhausted. The last payment will equal the amount of any unpaid proceeds. If the payee dies, we will pay the amount of the remaining proceeds with earned interest in a lump sum to the payee's estate, unless otherwise provided.

   Optional Payment Plan 4 -- Interest Income.  This option provides for periodic payments of interest earned from the proceeds left with us.
   Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will pay the amount of remaining proceeds and any earned but unpaid interest, in a lump sum to the payee's estate, unless otherwise provided. This plan is not available to contracts issued as Qualified
   Contracts.

   Optional Payment Plan 5 -- Joint Life and Survivor Income.  This option provides for us to make monthly payments to two payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin. Payments will continue as long as either payee is living. If both payees die before the end of the minimum period, we will discount the amount of the remaining payments for the 10 year period at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the survivor's estate, unless otherwise provided.

If the payee is not a natural person, our consent must be obtained before selecting an Optional Payment Plan. Fixed income payments, if selected, will begin on the date we receive due proof of the Annuitant's death, or on the
Maturity Date. Variable income payments will begin within seven days after the date payments would begin under the corresponding fixed option. Payments under
Optional Payment Plan 4 (Interest Income) will begin at the end of the first interest period after the date proceeds are otherwise payable.

All payments under Option Payment Plan 2 (Income for a Fixed Period), Optional
Payment Plan 3 (Income of a Definite Amount) and Optional Payment Plan 4
(Interest Income) may be redeemed by the payee upon written request to our Home
Office. Payments made under Optional Payment Plan 1 (Life Income with Period
Certain) and Optional Payment Plan 5 (Joint Life and Survivor Income) are not
redeemable. If payments under Optional Payment Plans 2, 3 or 4 are variable income payments, and a request for redemption is received in good order, the payment will be made within seven days in accordance with the "Surrenders and
Partial Surrenders" provision. If payments under Optional Payment Plan 2,
Optional Payment Plan 3 or Optional Payment 4 are fixed income payments, and a request for redemption is received in good order, the payment will generally be made within seven days, however, some states require us to reserve the right to defer payments from the Guarantee Account for up to six months from the date we receive the request for payment.

If your contract is a Qualified Contract, Optional Payment Plans 2 and 3 may
not satisfy minimum required distribution rules. Optional Payment Plan 4 is not available to contracts issued as

                                      40

Qualified Contracts. Optional Payment Plan 5 may not satisfy required distribution rules for all designated beneficiaries. Consult a tax adviser before electing one of these options.

Variable Income Payments

The monthly amount of your first variable income payment will equal your
Contract Value as of the Maturity Date, less any premium taxes, multiplied by the monthly payment rate for the payment plan you choose (at an assumed interest rate of 3%), divided by 1,000. We determine subsequent payments based on Annuity Units.

On the Maturity Date, we determine the number of Annuity Units for each
Subaccount. This number will not change unless you make a transfer. On the
Maturity Date, the number of Annuity Units for a Subaccount is the portion of the first payment from that Subaccount divided by the Annuity Unit value for that Subaccount on the day the first payment is due. Each subsequent variable income payment will equal the sum of payments for each Subaccount. The payment for a Subaccount is the number of Annuity Units for that Subaccount multiplied by the Annuity Unit value for that Subaccount seven days before the monthly anniversary of the Maturity Date.

Following the Maturity Date, the Annuity Unit value of each Subaccount for any
Valuation Period will equal the Annuity Unit value for the preceding Valuation
Period multiplied by the product of (a) and (b), where:

   (a) is the net investment factor for the Valuation Period for which we are calculating the Annuity Unit value; and

   (b) is an assumed interest rate factor equal to .99991902 raised to a power equal to the number of days in the Valuation Period.

The assumed interest rate factor in (b) above is the daily equivalent of dividing by one plus the assumed investment interest rate of 3%. We may offer a plan that has a different assumed investment interest rate. If we do, the assumed interest rate factor we use in (b) above would change.

Transfers After the Maturity Date

If we are making variable income payments, the payee may change the Subaccounts from which we are making the payments three times each calendar year. The transfer will be effective as of the end of the Valuation Period during which we receive written request at our Home Office. We reserve the right to limit the number of transfers, if necessary, for the contract to continue to be treated as an annuity under the Code. We also reserve the right to refuse to execute any transfer if any of the Subaccounts that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the
Subaccount invests or if the transfer would adversely affect Annuity Unit values. If the number of Annuity Units remaining in a Subaccount after a transfer is less than 1, we will transfer the remaining balance in addition to the amount requested for the transfer. We will not allow a transfer into any
Subaccount unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payments as of the date of the transfer will not be affected by the transfer. We will not charge for transfers made after the Maturity Date.

We do not permit transfers between the Subaccounts and the Guarantee Account after the Maturity Date. We also do not permit transfers in the Guarantee
Account from one interest rate guarantee period to another interest rate guarantee period.

TAX MATTERS

Introduction

This part of the prospectus discusses the federal income tax treatment of the contract. The federal income tax treatment of the contract is complex and sometimes uncertain. The federal income tax rules may vary with your particular circumstances.

This discussion is general in nature and is not intended as tax advice. It does not address all of the federal income tax rules that may affect you and your contract. This discussion also does not address other federal tax consequences, or state or local tax consequences, associated with a contract. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.

Taxation of Non-Qualified Contracts

This part of the discussion describes some of the federal income tax rules applicable to Non-Qualified Contracts. A Non-Qualified Contract is a contract not issued in connection with a qualified retirement plan receiving special tax treatment under the Code, such as an individual retirement annuity or a
Section 401(k) plan.

Tax deferral on earnings.  The federal income tax law generally does not tax any increase in an owner's Contract Value until there is a distribution from the contract. However, certain requirements must be satisfied in order for this general rule to apply, including:

  .  an individual must own the contract (or the tax law must treat the contract as owned by an individual);

  .  the investments of the Separate Account must be "adequately diversified"
     in accordance with Internal Revenue Service ("IRS") regulations;

                                      41

  .  the owner's right to choose particular investments for a contract must be limited; and

  .  the contract's Maturity Date must not occur near the end of the
     Annuitant's life expectancy.

Contracts not owned by an individual -- no tax deferral and loss of interest deduction.  As a general rule, the Code does not treat a contract that is owned by an entity (rather than an individual) as an annuity contract for federal income tax purposes. The entity owning the contract generally pays tax each year on the annual increase in Contract Value. Contracts issued to a corporation or a trust are examples of contracts where the owner is taxed on the contract's earnings.

There are several exceptions to this rule. For example, the Code treats a contract as owned by an individual if the nominal owner is a trust or other entity that holds the contract as an agent for an individual. However, this non-qualified exception does not apply in the case of any employer that owns a contract to provide deferred compensation for its employees.

In the case of a contract issued after June 8, 1997 to a taxpayer that is not an individual, or a contract held for the benefit of an entity, the entity will lose its deduction for a portion of its otherwise deductible interest expenses.
This disallowance does not apply if the nonnatural owner pays tax on the annual increase in the Contract Value. Entities that are considering purchasing the contract, or entities that will benefit from someone else's ownership of a contract, should consult a tax adviser.

Investments in the Separate Account must be diversified.  For a contract to be treated as an annuity contract for federal income tax purposes, the investments of the Separate Account must be "adequately diversified." The IRS has issued regulations that prescribe standards for determining whether the investments of the Separate Account, including the assets of each Portfolio in which the
Separate Account invests, are adequately diversified. If the Separate Account fails to comply with these diversification standards, the owner could be required to pay tax for the year of such failure and each subsequent year on the untaxed income accumulated in the contract.

Although we do not control the investments of all of the Funds, we expect that the Funds will comply with the IRS regulations so that the Separate Account will be considered "adequately diversified."

Restrictions on the extent to which an owner can direct the investment of assets.  In some circumstances, owners of variable contracts who possess excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax currently on income and gains produced by those assets. Although published guidance in this area does not address certain aspects of the contract, we believe that the owner of a contract should not be treated as the owner of the
Separate Account assets. We reserve the right to modify the contract to bring it into conformity with applicable standards should such modification be necessary to prevent an owner of the contract from being treated as the owner of the underlying Separate Account assets. However, there is no assurance such efforts would be successful.

Age at which income payments must begin.  Federal income tax rules do not expressly identify a particular age by which income payments must begin.
However, those rules do require that an annuity contract provide for amortization, through income payments of the contract's premiums paid and earnings. We believe that these rules are satisfied by providing guaranteed annuity purchase rates in the contract that the owner may exercise at any time after the first policy year. If income payments begin or are scheduled to begin at a date that the IRS determines does not satisfy these rules, interest and gains under the contract could be taxable each year as they accrue.

No guarantees regarding tax treatment.  We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the remainder of this discussion assumes that your contract will be treated as an annuity contract for federal income tax purposes and that the tax law will not impose tax on any increase in your Contract Value until there is a distribution from your contract.

Partial and total surrenders.  A partial surrender occurs when you receive less than the total amount of the contract's Surrender Value. In the case of a partial surrender, you will pay tax on the amount you receive to the extent your Contract Value before the partial surrender exceeds your "investment in the contract." (This term is explained below.) This income (and all other income from your contract) is ordinary income. The Code imposes a higher rate of tax on ordinary income than it does on capital gains.

A surrender occurs when you receive the total amount of the contract's
Surrender Value. In the case of a surrender, you will generally pay tax on the amount you receive to the extent it exceeds your "investment in the contract."

Your "investment in the contract" generally equals the total of your premium payments under the contract, reduced by any amounts you previously received from the contract that you did not include in your income.

Your contract imposes charges relating to the death benefit, including any death benefit provided under an optional rider. It is possible that all or a portion of these charges could be treated as partial surrenders from the contract.

                                      42

In the case of Systematic Withdrawals, the amount of each Systematic Withdrawal should be considered a distribution and taxed in the same manner as a partial surrender from the contract.

Assignments and pledges.  The Code treats any assignment or pledge of (or agreement to assign or pledge) any portion of your Contract Value as a partial surrender of such amount or portion.

Gifting a contract.  If you transfer ownership of your contract -- without receiving full and adequate consideration -- to a person other than your spouse
(or to your former spouse incident to divorce), you will pay tax on your
Contract Value to the extent it exceeds your "investment in the contract." In such a case, the new owner's "investment in the contract" will be increased to reflect the amount included in your income.

Taxation of income payments.  The Code imposes tax on a portion of each income payment (at ordinary income tax rates) and treats a portion as a nontaxable return of your "investment in the contract." We will notify you annually of the taxable amount of your income payment.

Pursuant to the Code, you will pay tax on the full amount of your income payments once you have recovered the total amount of the "investment in the contract." If income payments cease because of the death of the Annuitant(s)
and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

If proceeds are left with us (Optional Payment Plan 4), they are taxed in the same manner as a surrender. The owner must pay tax currently on the interest credited on these proceeds. This treatment could also apply to Optional Payment
Plan 3 depending on the relationship of the amount of the periodic payments to the period over which they are paid.

Taxation of the death benefit.  We may distribute amounts from your contract because of the death of an owner, a joint owner, or an Annuitant. The tax treatment of these amounts depends on whether the owner, joint owner, or
Annuitant dies before or after the Maturity Date.

Taxation of Death Benefit if Paid Before the Maturity Date:

  .  the death benefit is taxed to the designated beneficiary in the same manner as an income payment would have been taxed to the owner if received under an Optional Payment Plan;

  .  if not received under an Optional Payment Plan, the death benefit is taxed to the designated beneficiary in the same manner as a surrender or a partial surrender would have been taxed to the owner, depending on the manner in which the death benefit is paid.

Taxation of Death Benefit if Paid After the Maturity Date:

  .  The death benefit is includible in income to the extent it exceeds the unrecovered "investment in the contract."

Penalty taxes payable on surrenders, partial surrenders or income payments.  The Code may impose a penalty tax equal to 10% of the amount of any payment from your contract that is included in your gross income. The Code does not impose the 10% penalty tax if one of several exceptions applies. These exceptions include partial and total surrenders or income payments that:

  .  you receive on or after you reach age 59 1/2;

  .  you receive because you became disabled (as defined in the tax law);

  .  are received on or after the death of an owner; or

  .  you receive as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer.

Systematic Withdrawals may qualify for this last exception if structured in accordance with IRS guidelines. If they do, any modification of the Systematic
Withdrawals, including additional partial surrenders apart from the Systematic
Withdrawals, could result in certain adverse tax consequences. In addition, premium payments or a transfer between the Subaccounts may result in payments not qualifying for this exception.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You should consult a tax adviser with regard to exceptions from the penalty tax.

Medicare Tax.  Distributions from Non-Qualified Contracts will be considered
"investment income" for purposes of the Medicare tax on investment income.
Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts. Please consult a tax adviser for more information.

Special rules if you own more than one contract.  In certain circumstances, you may have to combine some or all of the Non-Qualified Contracts you own in order to determine the amount of an income payment, a total surrender, or a partial surrender that you must include in income. For example:

  .  if you purchase a contract described by this prospectus and also purchase at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract;

                                      43

  .  if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract for certain purposes.

The effects of such aggregation are not clear. However, it could affect:

  .  the amount of a surrender, a partial surrender or an income payment that you must include in income; and

  .  the amount that might be subject to a penalty tax.

Section 1035 Exchanges

Under Section 1035 of the Code, the exchange of one annuity contract for another annuity contract generally is not taxed (unless cash is distributed).
To qualify as a nontaxable exchange however, certain conditions must be satisfied, e.g., the obligee(s) under the new annuity contract must be the same obligee(s) as under the original contract. We do not permit an owner to partially exchange this contract for another annuity contract.

If this contract has been purchased in whole or part by exchanging part of a life insurance or annuity contract, certain subsequent transactions may cause the IRS to retrospectively treat the partial Section 1035 exchange as taxable.
We intend to administer the contract without regard to the partially exchanged funding contract and disclaim any responsibility for monitoring events that could cause the IRS to examine the completed partial Section 1035 exchange.
Owners contemplating any transaction, involving this contract or a partially exchanged contract funding this contract, within 180 days of a partial Section
1035 exchange are strongly advised to consult a tax adviser.

Upon the death of a non-spousal joint owner, the contract provides the surviving joint owner with the option of using the proceeds of this contract to purchase a separate annuity contract with terms and values that are substantially similar to those of this contract. Exercise of this option will not qualify as a tax-free exchange under Section 1035.

Beginning in 2010, the owner may exchange the contract under Section 1035 of the Code for a long-term care contract. We believe that the provisions of the
Pension Protection Act of 2006 establishing annuity to long-term care Section
1035 exchanges would permit the owner to exchange a portion of the contract to pay the annual or other periodic premium for a long-term care contract issued by us or another insurance company. The IRS has issued limited guidance on such transactions, including on the allocation of basis that would be required to effect them. It is possible that the IRS could take a narrow view of the 2006 legislation and treat under certain circumstances partial Section 1035 exchanges to pay long-term care premiums as taxable withdrawals from the contract. Currently, we do not permit an owner to partially exchange this contract to purchase a long-term care contract or pay long-term care premiums.
If all or a portion of the contract is used to purchase long-term care insurance in a Section 1035 exchange, the amount so used representing income on the contract would not be tax-deductible as a medical expense and the amount so used representing investment in the contract may not be tax-deductible as a medical expense. Any owner contemplating the use of the contract to fund long-term care insurance or long-term care expenses should consult a tax adviser.

Qualified Retirement
Plans

We also designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the Code. Contracts issued to or in connection with retirement plans that receive special tax treatment are called "Qualified Contracts." We may not offer all of the types of Qualified Contracts described herein in the future. Prospective purchasers should contact our Home Office for information on the availability of Qualified
Contracts at any given time.

The federal income tax rules applicable to qualified retirement plans are complex and varied. As a result, this prospectus makes no attempt to provide more than general information about use of the contract with the various types of qualified retirement plans. Persons intending to use the contract in connection with a qualified retirement plan should obtain advice from a tax adviser.

The contract includes attributes such as tax deferral on accumulated earnings.
Qualified retirement plans provide their own tax deferral benefit. The purchase of this contract as an investment of a qualified retirement plan does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefits, income benefits and other non-tax benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

Types of Qualified Contracts.  The types of Qualified Contracts currently being offered include:

  .  Traditional Individual Retirement Annuities (IRAs) permit individuals to make annual contributions of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. Certain employers may establish Simplified
     Employee Pensions (SEPs), which have higher contribution limits, on behalf of their

                                      44

     employees. The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether death benefits such as those in the contract comport with IRA qualification requirements.

  .  Roth IRAs permit certain eligible individuals to make non-deductible contributions to a Roth IRA. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% IRS penalty tax may apply to distributions made: (1) before age 59 1/2 (subject to certain exceptions);
     or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

  .  Traditional individual retirement accounts and Roth individual retirement accounts have the same contribution limits and tax treatment of distributions as the corresponding type of individual retirement annuity, discussed above. The contract may be owned by the custodian or trustee of an individual retirement account established for the benefit of the
     Annuitant. Only the owner, acting through its authorized
     representative(s), may exercise contract rights. When held by an individual retirement account, the contract is not issued as an individual retirement annuity or administered as such by us. Annuitants must look to the custodian or trustee, as contract owner, for satisfaction of their rights to benefits under the terms of the individual retirement account.

  .  Corporate pension and profit-sharing plans under Section 401(a) of the
     Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans ("H.R. 10 or Keough plans") for themselves and their employees.

  .  403(b) Plans allow employees of certain tax-exempt organizations and public schools to exclude from their gross income the premium payments made, within certain limits, to a contract that will provide an annuity for the employee's retirement. Distributions of: (1) salary reduction contributions made in years beginning after December 31, 1988; (2)
     earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions (but not earnings) may also be distributed upon hardship, but would generally be subject to a 10% IRS penalty tax. For contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer's 403(b) Plan. Under recent IRS regulations we are obligated to share information concerning certain contract transactions with the employer sponsoring the 403(b) plan in which the owner is participating and possibly other product providers. We generally are required to confirm, with your 403(b) plan sponsor or otherwise, that these transactions comply with applicable tax requirements and to decline requests that are not in compliance.

Terms of qualified retirement plans and Qualified Contracts.  The terms of a qualified retirement plan may affect your rights under a Qualified Contract.
When issued in connection with a qualified retirement plan, we will amend a contract as generally necessary to conform to the requirements of the type of plan. However, the rights of any person to any benefits under qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract, unless we consent.

Employer qualified plans.  Qualified plans sponsored by an employer or employee organization are governed by the provisions of the Code and the Employee
Retirement Income Security Act, as amended ("ERISA"). ERISA is administered primarily by the U.S. Department of Labor. The Code and ERISA include requirements that various features be contained in an employer qualified plan with respect to: participation; vesting; funding; nondiscrimination; limits on contributions and benefits; distributions; penalties; duties of fiduciaries;
prohibited transactions; withholding; reporting and disclosure.

In the case of certain qualified plans, if a participant is married at the time benefits become payable, unless the participant elects otherwise with written consent of the spouse, the benefits must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is an annuity payable for the life of the participant with a survivor annuity for the life of the spouse in an amount that is not less than one-half of the amount payable to the participant during his or her lifetime. In addition, a married participant's beneficiary must be the spouse, unless the spouse consents in writing to the designation of a different beneficiary.

If this contract is purchased as an investment of a qualified plan, the owner will be either an employee benefit trust or the plan sponsor. Plan participants and beneficiaries will have no

                                      45

ownership rights in the contract. Only the owner, acting through its authorized representative(s) may exercise contract rights. Participants and beneficiaries must look to the plan fiduciaries for satisfaction of their rights to benefits under the terms of the qualified plan.

Where a contract is purchased by an employer-qualified plan, we assume no responsibility regarding whether the contract's terms and benefits are consistent with the requirements of the Code and ERISA. It is the responsibility of the employer, plan trustee, plan administrator and/or other plan fiduciaries to satisfy the requirements of the Code and ERISA applicable to the qualified plan. This prospectus does not provide detailed tax or ERISA information. Various tax disadvantages, including penalties, may result from actions that conflict with requirements of the Code or ERISA, and the regulations pertaining to those laws. Federal tax laws and ERISA are continually under review by Congress. Any changes in the laws or in the regulations pertaining to the laws may affect the tax treatment of amounts contributed to employer qualified plans and the fiduciary actions required by
ERISA.

IRAs and Roth IRAs.  The Code permits individuals to make annual contributions to IRAs of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. The Code also permits certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.

The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in this contract comports with
IRA qualification requirements. We may, however, endorse the contract to satisfy the IRA or Roth IRA qualification rules and submit the endorsement to the IRS for approval as to form. If you purchased the contract with such an endorsement, the accompanying disclosure statement will indicate the status of the endorsement's approval under the IRS IRA Prototype Program.

You will be the owner of a contract issued as an IRA or Roth IRA, and will be responsible for exercising your rights as owner in accordance with applicable tax rules, including limitations for contributions and distributions. The contract may also be held in an IRA custodial account or trust as an investment. In that event the custodian or trustee, with your cooperation, is responsible for satisfaction of the IRA qualification requirements. We have no responsibility beyond that pertaining to nonqualified contracts for contracts held in an IRA account or trust.

The death benefit and Qualified Contracts.  Pursuant to IRS regulations, IRAs and 403(b) Plans may not invest in life insurance contracts. We do not believe that these regulations prohibit the death benefit, including that provided by any death benefit rider option, from being provided under the contracts when we issue the contracts as Traditional IRAs, Roth IRAs, SEPs or 403(b) Plans.
However, the law is unclear and it is possible that the presence of the death benefit under a contract issued as a Traditional IRA, a Roth IRA, a SEP or
403(b) Plan could disqualify a contract and result in increased taxes to the owner.

It is also possible that the death benefit could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified retirement plans, such as in connection with a Section 403(b)
plan.

Treatment of Qualified Contracts compared with Non-Qualified
Contracts.  Although some of the federal income tax rules are the same for both
Qualified and Non-Qualified Contracts, many of the rules are different. For example:

  .  the Code generally does not impose tax on the earnings under either
     Qualified or Non-Qualified Contracts until the earnings are distributed;

  .  the Code does not limit the amount of premium payments and the time at which premium payments can be made under Non-Qualified Contracts. However, the Code does limit both the amount and frequency of premium payments made to Qualified Contracts;

  .  the Code does not allow a deduction for premium payments made for
     Non-Qualified Contracts, but sometimes allows a deduction or exclusion from income for premium payments made to a Qualified Contract;

  .  Under most qualified retirement plans, the owner must begin receiving payments from the contract in certain minimum amounts by a certain date, generally April 1 of the calendar year following the calendar year in which the owner attains age 72 for Traditional IRAs and SEPs and April 1 of the calendar year following the later of the calendar year in which the employee (except for a 5 percent owner) retires or attains age 72 for other Qualified Contracts. The actuarial value of certain benefit guarantees and certain death benefits may be

                                      46

     included with the contract's cash value in determining the required minimum distribution amount. The presence of such death benefits may require the owner to withdraw a larger amount each year than would be required based only on the contract value. We are required to annually determine and report to the owner the fair market value for traditional individual retirement annuities while the owner is alive. This computation is based in part on future economic performance and conditions and is made under the guidance of our actuarial department in accordance with income tax regulations and guidelines published by the Society of Actuaries. It is possible that, using different assumptions or methodologies, the amount required to be withdrawn would be more or less than the amount we report to you as the required minimum distribution. Roth IRAs do not require any distributions during the owner's lifetime. The death benefit under your contract may increase the amount of the minimum required distribution that must be taken from your contract.

The federal income tax rules applicable to qualified retirement plans and
Qualified Contracts vary with the type of plan and contract. For example, federal tax rules limit the amount of premium payments that can be made, and the tax deduction or exclusion that may be allowed for the premium payments.

These limits vary depending on the type of qualified retirement plan and the circumstances of the plan participant, e.g., the participant's compensation.

Amounts received under Qualified Contracts.  Federal income tax rules generally include distributions from a Qualified Contract in your income as ordinary income. Premium payments that are deductible or excludible from income do not create "investment in the contract." Thus, under many Qualified Contracts there will be no "investment in the contract" and you include the total amount you receive in your income. There are exceptions. For example, you do not include amounts received from a Roth IRA if certain conditions are satisfied. In addition, failure to comply with the minimum distribution rules applicable to certain qualified retirement plans, will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified retirement plan. Please note important changes to the required minimum distribution rules. Under IRAs and defined contribution retirement plans, most non-spouse beneficiaries will no longer be able to satisfy these rules by
"stretching" payouts over life. Instead, those beneficiaries will have to take their post-death distributions within ten years. Certain exceptions apply to
"eligible designated beneficiaries," which include disabled and chronically ill individuals, individuals who are ten or less years younger than the deceased individual, and children who have not reached the age of majority. This change applies to distributions to designated beneficiaries of individuals who die on and after January 1, 2020. Consult a tax adviser if you are affected by these new rules.

Federal penalty taxes payable on distributions.  The Code may impose a penalty tax equal to 10% of the amount of any payment from your Qualified Contract that is includible in your income. The Code does not impose the penalty tax if one of several exceptions apply. The exceptions vary depending on the type of
Qualified Contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a partial surrender, surrender, or annuity payment:

  .  received on or after the owner reaches age 59 1/2;

  .  received on or after the owner's death or because of the owner's disability (as defined in the tax law);

  .  received as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer; or

  .  received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified retirement plans. However, the specific requirements of the exception may vary.

On March 27, 2020, Congress passed the Coronavirus Aid, Relief and Economic
Security Act (the "CARES Act"). Among other provisions, the CARES Act includes temporary relief from certain tax rules applicable to Qualified Contracts, including rules related to required minimum distributions and retirement plan distributions. If you have been taking or plan to take distributions, including required minimum distributions, from an IRA or other qualified plan, you should consult with a tax adviser to determine how the CARES Act may impact your situation.

Moving money from one Qualified Contract or qualified retirement plan to another.  Rollovers and transfers:  In many circumstances you may move money between Qualified Contracts and qualified retirement plans by means of a rollover or a transfer. Special rules apply to such rollovers and transfers.

The IRS has re-examined a longstanding interpretation of the IRA rollover rules. Beginning in 2015, an IRA owner may make only one rollover in a 12 month period to avoid being taxed on distributions received during that period from all of his or her IRAs (including Roth IRAs). The rule does not apply to direct transfers between IRA issuers or custodians. If you have received an IRA distribution and are contemplating making a rollover contribution, you should consult a tax adviser.

                                      47

If you do not follow the applicable rules, you may suffer adverse federal income tax consequences, including paying taxes which you might not otherwise have had to pay. You should always consult a qualified tax adviser before you move or attempt to move assets between any Qualified Contract or plan and another Qualified Contract or plan. If your contract was issued pursuant to a
403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance.

Direct rollovers:  The direct rollover rules apply to certain payments (called
"eligible rollover distributions") from Section 401(a) plans, Section 403(b)
plans, H.R. 10 plans, and Qualified Contracts used in connection with these types of plans. The direct rollover rules do not apply to distributions from
IRAs. The direct rollover rules require federal income tax equal to 20% of the taxable portion of an eligible rollover distribution to be withheld from the amount of the distribution, unless the owner elects to have the amount directly transferred to certain Qualified Contracts or plans. Certain restrictions apply to the ability to rollover any after-tax amounts.

Prior to receiving an eligible rollover distribution from us, we will provide you with a notice explaining these requirements and the procedure for avoiding
20% withholding by electing a direct rollover.

IRA conversions:  If this contract is issued as an IRA, you may convert the contract to a Roth IRA. If you do so, the fair market value of your contract will be treated as a distribution from your IRA. This fair market value will include the contract's cash value together with the actuarial value of certain benefit guarantees, such as certain death benefits. This computation is based in part on future economic performance and conditions and is made under the guidance of our actuarial department in accordance with income tax regulations.
The methodology followed is similar to that used to determine the actuarial value of such benefit guarantees for required minimum distribution purposes, as described above in the "Treatment of Qualified Contracts compared with
Non-Qualified Contracts" section. We will determine and report the fair market value of your contract to you and the Internal Revenue Service to satisfy our reporting obligations using assumptions and calculation methodologies based on our interpretation of the Code. It is possible that, using different assumptions or methodologies, your actual tax liability would be more or less than the income reported by us. You should always consult a tax adviser before you convert an IRA to a Roth IRA.

Disclosure Pursuant to Code and ERISA Requirements.  The ongoing fees and expenses of the contracts and the charges you may pay when you surrender or take withdrawals from your contract, as well as the range of fees and expenses of the Portfolios that you will pay indirectly when your assets are allocated to the Portfolios, are discussed in the "Fee Tables" provision of the prospectus. More detail concerning each Portfolio's fees and expenses is included in the prospectus for each Portfolio.

The Company may receive fees from the investment adviser or distributor of a
Portfolio for certain administrative and other services we provide to you or to the Portfolio relating to the allocation of your assets to the Portfolio, and the amount of these fees may vary from Portfolio to Portfolio. Furthermore, the
Company or our affiliate Capital Brokerage Corporation may receive Rule 12b-1 fees in varying amounts from the Portfolios or their distributors for distribution and related services. Additional information on the fees payable to the Company and Capital Brokerage Corporation by the Portfolios and their advisers and distributors, including the range of such fees, is included in the
"Subaccounts" provision of the prospectus.

When you purchase a contract through a broker-dealer, the broker-dealer is paid a commission and may be paid a separate marketing allowance. The maximum aggregate amount of such compensation is 6.5% of a contract owner's aggregate purchase payments. The broker-dealer firm generally pays a portion of such commission to its representative who assisted you with the purchase, and that amount will vary depending on the broker-dealer and the individual representative. The Company has no agreement with any broker-dealer and any representative of a broker-dealer that limits the insurance and investment products or other securities they offer to those issued by the Company.

By signing the application for the contract, you acknowledge receipt of these disclosures and approve the purchase of the contract, the Asset Allocation
Program, and the investments made pursuant to the Asset Allocation Program.

Federal Income Tax Withholding

We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, federal income tax rules may require us to withhold tax. At the time you request a partial or total surrender, or income payment, we will send you forms that explain the withholding requirements.

See the "Annuity Purchases by Nonresident Aliens and Foreign Corporations"
section below for special withholding rules applicable to payees other than
U.S. citizens or residents and to payments made overseas.

                                      48

State Income Tax Withholding

If required by the law of your state, we will also withhold state income tax from the taxable portion of each distribution made under the contract, unless you make an available election to avoid withholding. If permitted under state law, we will honor your request for voluntary state withholding.

Tax Status of the Company

Under existing federal income tax laws, we do not pay tax on investment income and realized capital gains of the Separate Account. We do not anticipate that we will incur any federal income tax liability on the income and gains earned by the Separate Account. We, therefore, do not impose a charge for federal income taxes. If federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.

Federal Estate, Gift and Generation-Skipping Transfer Taxes

While no attempt is being made to discuss in detail the Federal estate tax implications of the contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary who survives the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Under certain circumstances, the Code may impose a generation-skipping ("GST")
tax when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the
Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.

Definition of Spouse Under Federal Law

The contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the contract's death benefit. All contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.

Annuity Purchases by Residents of Puerto Rico

The IRS has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United
States life insurance company is U.S. -- source income that is generally subject to United States federal income tax.

Annuity Purchases by Nonresident Aliens and Foreign Corporations

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents.
Purchasers (and beneficiaries) that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Special withholding rules apply to entity purchasers (including foreign corporations, partnerships, and trusts) that are not U.S. residents. We reserve the right to make all payments due to owners or beneficiaries to such persons and shall not be obligated to pay any foreign financial institution on behalf of any individual. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

Foreign Tax Credits

We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under federal tax law.

Changes in the Law

This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this prospectus. Congress, the IRS, and the courts may modify these authorities, however, sometimes retroactively.

                                      49

REQUESTING PAYMENTS

To request a payment, you must provide us with notice in a form satisfactory to
us. We will ordinarily pay any partial surrender or total surrender proceeds from the Separate Account within seven days after receipt at our Home Office of a request in good order. We will also ordinarily make payment of lump sum death benefit proceeds from the Separate Account within seven days from the receipt of due proof of death and all required forms. We will determine the amount of the payment as of the end of the Valuation Period during which our Home Office receives the payment request or due proof of death and all required forms.

In most cases, when we pay the death benefit in a lump sum, we will pay these proceeds to your designated beneficiary directly in the form of a check. We may also provide your designated beneficiary the option to establish an interest bearing draft account, called the "Secure Access Account," in the amount of the death benefit.

When establishing the Secure Access Account we will send the designated beneficiary a draft account book within seven days after we receive all the required documents, and the designated beneficiary will have immediate access to the account simply by writing a draft for all or any part of the amount of the death benefit payment. Any interest credited to amounts in the Secure
Access Account is currently taxable to the designated beneficiary.

The Secure Access Account is part of our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our General Account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the Secure Access Account.

We require a positive election from the designated beneficiary to establish the
Secure Access Account for the designated beneficiary. The Secure Access Account is not available in all states. We may discontinue offering the Secure Access
Account at any time, for any reason and without notice.

We will delay making a payment from the Subaccount or applying Subaccount value to a payment plan if:

   (1) the disposal or valuation of the Subaccount is not reasonably practicable because:

      .  the SEC declares that an emergency exists (due to the emergency the disposal or valuation of the Separate Account's assets is not reasonably practicable);

      .  the New York Stock Exchange is closed for other than a regular holiday or weekend;

      .  trading is restricted by the SEC; or

   (2) the SEC, by order, permits postponement of payment to protect our owners.

In addition, if, pursuant to SEC rules, a money market fund that a subaccount invests in suspends payment of redemption proceeds in connection with a liquidation of that fund, we will delay payment of any transfer, partial withdrawal, surrender, loan, or death benefit from the subaccount until the fund is liquidated.

State law requires that we reserve the right to defer payments from the
Guarantee Account for a partial or total surrender for up to six months from the date we receive your request at our Home Office. We also may defer making any payments attributable to a check or draft that has not cleared until we are satisfied that the check or draft has been paid by the bank on which it is drawn.

If mandated under applicable law, we may be required to reject a premium payment and/or block an owner's account and thereby refuse to pay any requests for transfers, partial surrenders, or death benefits until instructions are received from the appropriate regulators. We may also be required to provide additional information about you or your account to government regulators.

SALES OF THE CONTRACTS

This contract is no longer offered or sold. However, the following section provides detail concerning the manner in which contracts were sold and the compensation arrangements applicable to those sales. Although certain compensation practices no longer apply (e.g., no commissions are paid in connection with new contract sales because such sales have been suspended), certain of the compensation practices remain relevant to in-force contracts.
Most notably, selling firms continue to be compensated with respect to subsequent purchase payments made under the in-force contracts.

We have entered into an underwriting agreement with Capital Brokerage
Corporation for the distribution and sale of the contracts. Pursuant to this agreement, Capital Brokerage Corporation serves as principal underwriter for the contracts, offering them on a continuous basis. Capital Brokerage
Corporation is located at 6620 West Broad Street, Building 2, Richmond,
Virginia 23230. Capital Brokerage Corporation will use its best efforts to sell the contracts, but is not required to sell any specific number or dollar amount of contracts.

Capital Brokerage Corporation was organized as a corporation under the laws of the state of Washington in 1981 and is an affiliate of ours. Capital Brokerage
Corporation is registered as a broker-dealer with the Securities and Exchange
Commission under the Securities Exchange Act of 1934, as well as with the

                                      50

securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority ("FINRA") (formerly, NASD, Inc.).

Capital Brokerage Corporation offers the contracts through its registered representatives who are registered with FINRA and with the states in which they do business. More information about Capital Brokerage Corporation and the registered representatives is available at http://www.finra.org or by calling
(800) 289-9999. You also can obtain an investor brochure from FINRA describing its Public Disclosure Program. Registered representatives with Capital
Brokerage Corporation are also licensed as insurance agents in the states in which they do business and are appointed with the Company.

Capital Brokerage Corporation also enters into selling agreements with an affiliated broker-dealer and unaffiliated broker-dealers to sell the contracts.
The registered representatives of these selling firms are registered with FINRA and with the states in which they do business, are licensed as insurance agents in the states in which they do business and are appointed with us.

We pay compensation to Capital Brokerage Corporation for promotion and sales of the contracts by its registered representatives as well as by affiliated and unaffiliated selling firms. This compensation consists of sales commissions and other cash and non-cash compensation. The maximum commission we may pay for the sale of a contract is 7.0% of a contract owner's aggregate premium payments.

The maximum commission consists of three parts -- commissions paid to internal and external wholesalers of Capital Brokerage Corporation ("wholesalers" are individuals employed by the Company and registered with Capital Brokerage
Corporation that promote the offer and sale of the contracts), commissions paid to the affiliated and unaffiliated brokerage firms ("selling firms") that employ the registered representative who sold your contract, and an amount paid to the selling firm for marketing and other payments related to the sale of the contract. Wholesalers with Capital Brokerage Corporation each may receive a maximum commission of 0.5% of your aggregate premium payments.

After commission is paid to the wholesalers of Capital Brokerage Corporation, a commission is then paid to the selling firm. A maximum commission of 5.5% of your aggregate premium payments. The exact amount of commission paid to the registered representative who sold you your contract is determined by the brokerage firm that employs the representative is employed.

All selling firms receive commissions as described above based on the sale of, and receipt of premium payments, on the contract. Unaffiliated selling firms receive additional compensation, including marketing allowances and other payments. The maximum marketing allowance paid to a selling firm on the sale of a contract is 1.0% of premium payments received. At times, Capital Brokerage
Corporation may make other cash and non-cash payments to selling firms, (as well as receive payments from selling firms) for expenses relating to the recruitment and training of personnel, periodic sales meetings, the production of promotional sales literature and similar expenses. These expenses may also relate to the synchronization of technology between the Company, Capital
Brokerage Corporation and the selling firm in order to coordinate data for the sale and maintenance of the contract. In addition, registered representatives may be eligible for non-cash compensation programs offered by Capital Brokerage
Corporation or an affiliated company, such as conferences, trips, prizes and awards. The amount of other cash and non-cash compensation paid by Capital
Brokerage Corporation or its affiliated companies ranges significantly among the selling firms. Likewise, the amount received by Capital Brokerage
Corporation from the selling firms ranges significantly.

The commissions listed above are maximum commissions paid, and reflect situations where we pay a higher commission for a short period of time for a special promotion.

No specific charge is assessed directly to contract owners or the Separate
Account to cover commissions and other incentives or payments described above.
We do, however, intend to recoup commissions and other sales expenses and incentives we pay through fees and charges deducted under the contract and any other corporate revenue.

All commissions, special marketing allowances and other payments made or received by Capital Brokerage Corporation to or from selling firms come from or are allocated to the general assets of Capital Brokerage Corporation or one of its affiliated companies. Therefore, regardless of the amount paid or received by Capital Brokerage Corporation or one of its affiliated companies, the amount of expenses you pay under the contract does not vary because of such payments to or from such selling firms.

Even though your contract costs are not determined based on amounts paid to or received from Capital Brokerage Corporation or the selling firm, the prospect of receiving, or the receipt of, additional cash or non-cash compensation as described above may create an incentive for selling firms and/or their registered representative to sell you this product versus a product with respect to which a selling firm does not receive additional compensation, or a lower level of additional compensation. You may wish to take such compensation arrangements, which may be referred to as "revenue sharing

                                      51

arrangements," into account when considering and evaluating any recommendation relating to the contracts.

During 2020, 2019 and 2018, $31 million, $33.9 million and $37.7 million, respectively, was paid to Capital Brokerage Corporation for new purchase payments received. In 2020, 2019 and 2018, no underwriting commissions were paid to Capital Brokerage Corporation.

ADDITIONAL INFORMATION

Owner Questions

The obligations to owners under the contracts are ours. Please direct your questions and concerns to us at our Home Office.

Return Privilege

Within the free-look period after you receive the contract, you may cancel it for any reason by delivering or mailing it postage prepaid to:

                  Genworth Life and Annuity Insurance Company
                             Annuity New Business
                            6610 West Broad Street
                           Richmond, Virginia 23230

If you cancel your contract, it will be void, and we will send you a refund computed as of that date. Your refund will be computed as follows:

   (1) if your Contract Value has increased or has stayed the same, your refund will equal your Contract Value, minus any Bonus Credits applied, but plus any mortality and expense risk charges and administrative expense charges we deducted on or before the date we received the returned contract;

   (2) if your Contract Value has decreased, your refund will equal your
       Contract Value, minus any Bonus Credits applied, but plus any mortality and expense risk charges and administrative expense charges we deducted on or before the date we received the returned contract and plus any investment loss, including any charges made by the Portfolios, attributable to Bonus Credits as of the date we received the returned contract; or

   (3) if required by the law of your state, your premium payments minus any partial surrenders you previously have taken.

This means you receive any gains and we bear any losses attributable to the
Bonus Credits during the free look period. We do not assess a surrender charge when your contract is canceled during the free-look period.

State Regulation

As a life insurance company organized and operated under the laws of the
Commonwealth of Virginia, we are subject to provisions governing life insurers and to regulation by the Virginia Commissioner of Insurance.

Our books and accounts are subject to review and examination by the State
Corporation Commission of the Commonwealth of Virginia at all times. That
Commission conducts a full examination of our operations at least every five years.

Evidence of Death, Age, Gender, Marital Status or Survival

We may require proof of the age, gender, marital status or survival of any person or persons before actions on any applicable contract provision.

Records and Reports

As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the Separate
Account. At least once each year, we will send you a report showing information about your contract for the period covered by the report. The report will show the total Contract Value and a break-down of the assets of each Subaccount and the Guarantee Account. The report also will show premium payments and charges made during the statement period. As discussed on the prospectus cover page, beginning January 1, 2021 we will no longer send you paper copies of shareholder reports for the Portfolios of the Funds offered under the contract
("Reports") unless you specifically request paper copies from us, and instead we will make the Reports available on a website. In addition, you will receive a written confirmation when you make premium payments, transfers, or take partial surrenders.

Other
Information

We have filed a Registration Statement with the SEC, under the Securities Act of 1933 as amended, for the contracts being offered by this prospectus. This prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the Separate Account, the Company, and the contracts offered. Statements in this prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC and available on the SEC's website at http://www.sec.gov.

                                      52

Unclaimed Property

Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date or date the death benefit is due and payable.
For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or the contract owner last resided, as shown on our books and records, or to our state of domicile. This "escheatment" is revocable, however, and the state is obligated to pay the death benefit if your beneficiary steps forward to claim it with the proper documentation. To prevent such escheatment, it is important that you update your beneficiary designations, including full names and complete addresses, if and as they change.

Cybersecurity

Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyberattacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyberattacks affecting us, any third party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, systems failures and cyberattacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate Accumulation Unit values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. There can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your contract due to cyberattacks or information security breaches in the future.

Natural and Man-Made Disasters

We are also exposed to risks related to natural and man-made disasters and catastrophes, such as (but not limited to) storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts, any of which could adversely affect our ability to conduct business. A natural or man-made disaster or catastrophe, including a pandemic (such as COVID-19), could affect the ability or willingness of our employees or the employees of our service providers to perform their job responsibilities. Even if our employees and the employees of our service providers are able to work remotely, those remote work arrangements could result in our business operations being less efficient than under normal circumstances and could lead to delays in our processing of contract-related transactions, including orders from contract owners.
Catastrophic events may negatively affect the computer and other systems on which we rely, may interfere with our ability to receive, pick up and process mail, may interfere with our ability to calculate Contract Value, or may have other possible negative impacts. These events may also impact the issuers of securities in which the Portfolios invest, which may cause the Portfolios underlying your contract to lose value. There can be no assurance that we or the Portfolios or our service providers will be able to successfully avoid negative impacts associated with natural and man-made disasters and catastrophes.

We outsource certain critical business functions to third parties and, in the event of a natural or man-made disaster, rely upon the successful implementation and execution of the business continuity planning of such entities. While we monitor the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond our control. If one or more of the third parties to whom we outsource such critical business functions experience operational failures, our ability to administer the contract could be impaired.

Information Regarding the COVID-19 Pandemic. The COVID-19 pandemic has resulted in operational disruptions, as well as market volatility and general economic uncertainty. To address operational disruptions in connection with the COVID-19 pandemic, we have implemented business continuity plans so we can continue to provide services to our customers, even as many of our employees and the employees of our service providers continue to work remotely. While these efforts have been successful to date, we continue to be subject to risks that could negatively impact our operations, including system failure, mail delivery delays, unavailability of critical personnel due to illness or other reasons related to the pandemic, and disruptions to service providers. Significant market volatility and negative market returns have occurred during the COVID-19 pandemic. While we are confident in our ability to manage the

                                      53

financial risks related to the COVID-19 pandemic, the extent and duration of such risks cannot be predicted with certainty, and prolonged negative economic conditions could have a negative impact on our financial condition. It is possible these risks could impact our financial strength and claims-paying ability.

Legal Proceedings

We face the risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including the risk of class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. In our insurance operations, we are, have been, or may become subject to class actions and individual suits alleging, among other things, issues relating to sales or underwriting practices, payment of contingent or other sales commissions, claims payments and procedures, product design, product disclosure, administration, additional premium charges for premiums paid on a periodic basis, denial or delay of benefits, charging excessive or impermissible fees on products and recommending unsuitable products to customers. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts, which may remain unknown for substantial periods of time. In our investment-related operations, we are subject to litigation involving commercial disputes with counterparties. We are also subject to litigation arising out of our general business activities such as our contractual and employment relationships and securities lawsuits. In addition, we are also subject to various regulatory inquiries, such as information requests, subpoenas, books and record examinations and market conduct and financial examinations from state, federal and international regulators and other authorities. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our business, financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition and results of operations.

Lehman Brothers Special Financing, Inc.

In Lehman Brothers Special Financing, Inc. v. Bank of America National
Association, et al, in U.S. Bankruptcy Court, Southern District of New York,
Lehman Brothers Special Financing, Inc. ("LBSF") seeks to recover from the
Company, as a noteholder defendant, sums it received from a collateralized debt obligation ("CDO") note following the bankruptcy of Lehman Brothers Holdings,
Inc. ("LBHI"), alleging that we and other unrelated noteholders (the "Defendant
Group") were not entitled to the amounts received. On June 28, 2016, the
Bankruptcy Court granted our motion to dismiss , the Bankruptcy Court's order became final and appealable on January 24, 2017 , and no claims remain against the Company. LBSF filed a notice of appeal on February 6, 2017. On March 14,
2018, the District Court affirmed the decision of the Bankruptcy Court. In a filing dated April 13, 2018, LBSF appealed the District Court's decision to the
United States Court of Appeals for the Second Circuit. Oral argument occurred on June 26, 2019. On August 11, 2020, the Court of Appeals for the Second
Circuit issued a decision affirming the dismissal of this case.

Cost of Insurance Litigation

In September 2018, we were named as a defendant in a putative class action lawsuit pending in the United States District Court for the Eastern District of
Virginia captioned TVPX ARX INC., et al v. Genworth Life and Annuity Insurance
Company, Case No. 3:18-cv-00637. Plaintiff seeks to represent life insurance policyholders, alleging unlawful and excessive cost of insurance ("COI")
charges. The complaint asserts claims for breach of contract, alleging that we improperly considered non-mortality factors when calculating COI rates and failed to decrease COI charges in light of improved expectations of future mortality, and seeks unspecified compensatory damages, costs, and equitable relief.

On October 29, 2018, we filed a Motion to Enjoin in the Middle District of
Georgia, and a Motion to Dismiss and Motion to Stay in the Eastern District of
Virginia. We moved to enjoin the prosecution of the Eastern District of
Virginia action on the basis that it involves claims released in a prior nationwide class action settlement that was approved by the Middle District of
Georgia. Plaintiff filed an amended complaint on November 13, 2018. On
November 16, 2018, the Eastern District of Virginia court stayed the case for
60 days.

On December 6, 2018, we moved the Middle District of Georgia for leave to file our counterclaim, which alleges that plaintiff breached the prior settlement agreement by filing its current action. On January 17, 2019, the Eastern
District of Virginia court stayed the case for another 60 days or the date of the Middle District of Georgia's ruling on our motions, whichever comes earlier. A hearing on our Motion to Enjoin and Motion for Leave to file our counterclaim occurred on February 21, 2019. On March 15, 2019, the Middle
District of Georgia granted our Motion to Enjoin and denied our Motion for
Leave to file our counterclaim. As such, plaintiff is enjoined from pursuing its COI class action in the Eastern District of Virginia.

On March 29, 2019, plaintiff filed a Notice of Appeal in the Middle District of
Georgia, notifying the Court of its appeal to

                                      54

the United States Court of Appeals for the Eleventh Circuit from the Order granting our Motion to Enjoin. On March 29, 2019, we filed our Notice of
Cross-Appeal in the Middle District of Georgia, notifying the Court of our cross-appeal to the Eleventh Circuit from the portion of the order denying our
Motion for Leave to file our counterclaim. On April 8, 2019, the Eastern
District of Virginia lifted the stay in the case and dismissed the case without prejudice, with leave for plaintiff to refile an amended complaint only if a final appellate court decision vacates the injunction and reverses the Middle
District of Georgia's opinion. On May 21, 2019, plaintiff filed its appeal and memorandum in support in the Eleventh Circuit. We filed our response to plaintiff's appeal memorandum and our memorandum in support of our cross-appeal on July 3, 2019. Plaintiff filed its reply in support of its appeal and response to our cross-appeal on August 20, 2019, and we filed our reply memorandum in support of our cross-appeal on September 20, 2019. Plaintiff's appeal and our cross-appeal are now fully briefed and waiting for disposition by the Eleventh Circuit. The Eleventh Circuit Court of Appeals heard oral argument on plaintiff's appeal and our cross-appeal on April 21, 2020. On
May 26, 2020, the Eleventh Circuit Court of Appeals vacated the Middle District of Georgia's order enjoining plaintiff's class action and remanded the case back to the Middle District of Georgia for further factual development as to whether we had altered how we calculate or charge COI since the McBride settlement. The Eleventh Circuit Court of Appeals did not reach a decision on our counterclaim. We intend to continue to vigorously defend the dismissal of the action.

On April 6, 2020, we were named as a defendant in a putative class action lawsuit filed in the United States District Court for the Eastern District of
Virginia, captioned Brighton Trustees, LLC, et al v. Genworth Life and Annuity
Insurance Company. On May 13, 2020, we were also named as a defendant in a putative class action lawsuit filed in the United States District Court for the
Eastern District of Virginia captioned Daubenmier, et al v. Genworth Life and
Annuity Insurance Company. On June 26, 2020, plaintiffs filed a consent motion to consolidate the two cases. On June 30, 2020, the United States District
Court for the Eastern District of Virginia issued an order consolidating the
Brighton Trustees and Daubenmier cases. On July 17, 2020, the Brighton Trustees and Daubenmier plaintiffs filed a consolidated complaint, alleging that we subjected policyholders to an unlawful and excessive COI increase. The consolidated complaint asserts claims for breach of contract and injunctive relief, and seeks damages in excess of $5 million. On August 31, 2020, we filed an answer to plaintiffs' consolidated complaint. The trial is scheduled to commence on April 1, 2022. We intend to vigorously defend this action.

On January 21, 2021, we were named as a defendant in a putative class action lawsuit pending in the United States District Court for the District of Oregon
captioned McMillan, et al , v. Genworth Life and Annuity Insurance Company,
Case No. 1:21-cv-00091. Plaintiff seeks to represent life insurance policyholders with policies issued by Federal Home Life Insurance Company, which subsequently merged with the Company on January 1, 2007. Plaintiff alleges that we impermissibly calculated COI rates to be higher than that permitted by plaintiff's policy. The complaint asserts claims for breach of contract, conversion, and declaratory and injunctive relief, and seeks damages in excess of $5 million. On April 5, 2021, we filed an answer to plaintiff's complaint. We intend to vigorously defend this action.

Unclaimed Property

The West Virginia treasurer's office sued us and one of our affiliates, as well as other life insurers licensed in West Virginia, regarding alleged violations of unclaimed property requirements for West Virginia policies. We elected to participate in the early alternative dispute resolution procedure outlined in the trial court's post remand case management order and a first meeting to mediate the matter was held on February 1, 2017. On December 16, 2020, the parties settled this action for $120,000.

North Carolina Audit

On May 31, 2019, the Company and certain affiliates received draft audit reports from the North Carolina Department of Revenue that examined tax credits received for investing in certain renewal energy projects from the period beginning January 1, 2014 and ending December 31, 2016. The Department of
Revenue alleges that these tax credits were improper transactions because the
Genworth entities were not bona fide partners of the investor/promotor
Stonehenge Capital Company, LLC. On July 15, 2019, we responded to the
Department of Revenue, stating that we intend to contest the disallowance of the credits. On July 17, 2019, the Department of Revenue replied that their position regarding their audit conclusions has not changed and that they will proceed with finalizing the audit. On July 24, 2019, we received Notices of
Proposed Adjustments and tax assessments for the Company and certain of the affiliates totaling $4.4 million from the Department of Revenue. On August 27,
2019, we submitted our NC-Form 242 Objection to these tax assessments. On
December 5, 2019, we received Notices of Proposed Adjustments and tax assessments for the Company and Genworth Life Insurance Company totaling approximately $600,000. On January 14, 2020, we submitted our NC-Form 242
Objection to these tax assessments. We intend to continue to vigorously defend our position and any legal proceedings that may arise.

                                      55

At this time, we cannot determine or predict the ultimate outcome of any of the pending legal and regulatory matters specifically identified above or the likelihood of potential future legal and regulatory matters against us. Except as disclosed above, we also are not able to provide an estimate or range of reasonably possible losses related to these matters. Therefore, we cannot ensure that the current investigations and proceedings will not have a material adverse effect on our business, financial condition or results of operations.
In addition, it is possible that related investigations and proceedings may be commenced in the future, and we could become subject to additional unrelated investigations and lawsuits. Increased regulatory scrutiny and any resulting investigations or proceedings could result in new legal precedents and industry-wide regulations or practices that could adversely affect our business, financial condition and results of operations.

The Company shall, and may through insurance coverage, indemnify any directors or officers who are a party to any proceeding by reason of the fact that he or she was or is a director or officer of the Company against any liability incurred by him or her in connection with such proceeding unless he or she engaged in willful misconduct or a knowing violation of the criminal law or any federal or state securities law. Such indemnification covers all judgments, settlements, penalties, fines and reasonable expenses incurred with respect to such proceeding. If the person involved is not a director or officer of the
Company, the Company may indemnify, or contract to indemnify, to the same extent allowed for its directors and officers, such person who was, is or may become a party to any proceeding, by reason of the fact that he or she is or was an employee or agent of the Company, or is or was serving at the request of the Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise.

Insofar as indemnification for liability arising under the Securities Act of
1933 may be permitted to directors, officers and controlling persons of the
Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Capital Brokerage Corporation is not in any pending or threatened lawsuits that are reasonably likely to have a material adverse impact on us or on the
Separate Account.

Although it is not anticipated that these developments will have a material adverse impact on the Separate Account, on our ability to meet our obligations under the contracts, or on the ability of Capital Brokerage Corporation to perform under its principal underwriting agreement, there can be no assurance at this time.

                                      56

APPENDIX A

Examples -- Death Benefit Calculations

Basic Death Benefit

The purpose of this example is to show how the Basic Death Benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract.

Example:  Assuming an owner:

   (1) purchases a contract for $100,000;

   (2) makes no additional premium payments and takes no partial surrenders;

   (3) is not subject to premium taxes; and

   (4) the Annuitant is age 70 on the Contract Date then:

Annuitant's End of Contract     Basic
    Age      Year   Value   Death Benefit
-----------------------------------------
    71         1   $103,000   $103,000
    72         2    110,000    110,000
    73         3     80,000    110,000
    74         4    120,000    120,000
    75         5    130,000    130,000
    76         6    150,000    150,000
    77         7    160,000    160,000
    78         8    130,000    160,000
    79         9     90,000    160,000
    80        10    170,000    170,000
    81        11    140,000    170,000
    82        12    190,000    190,000
    83        13    150,000    170,000
-----------------------------------------

Partial surrenders will reduce the Basic Death Benefit by the proportion the partial surrender (including any applicable surrender charge and any premium tax assessed) reduces the Contract Value. For example:

        Premium Contract     Basic
 Date   Payment  Value   Death Benefit
--------------------------------------
3/31/09 $50,000 $50,000     $50,000
3/31/17          50,000      50,000
3/31/18          35,000      50,000
--------------------------------------

If a partial surrender of $17,500 is taken on March 31, 2018, the Basic Death
Benefit immediately after the partial surrender will be $25,000 ($50,000 to
$25,000) since the Contract Value is reduced 50% by the partial surrender
($35,000 to $17,500). This is true only if the Basic Death Benefit immediately prior to the partial surrender (as calculated above) is not the Contract Value on the date we receive due proof of the Annuitant's death. It also assumes that surrender charge applies, and that no premium tax applies to the partial surrender. This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

                                      A-1

APPENDIX B

Condensed Financial Information

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges.

The Accumulation Unit values and the number of Accumulation Units outstanding for each Subaccount for the periods shown are as follows:

                    With Separate Account Expenses of 1.55%

                                                                                                                Number of
                                                                              Accumulation      Accumulation  Accumulation
                                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                                Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
--------------------------------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                                       26.66            26.89          82,247    2020
                                                                                  21.90            26.66         109,863    2019
                                                                                  23.63            21.90         115,900    2018
                                                                                  20.24            23.63         130,074    2017
                                                                                  18.51            20.24         161,274    2016
                                                                                  18.53            18.51         176,744    2015
                                                                                  17.22            18.53         194,215    2014
                                                                                  13.00            17.22         230,429    2013
                                                                                  11.26            13.00         254,653    2012
                                                                                  10.78            11.26         319,769    2011
--------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
--------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Capital Appreciation Fund -- Series I Shares           26.90            36.17         213,975    2020
                                                                                  20.06            26.90         264,546    2019
                                                                                  21.61            20.06         305,828    2018
                                                                                  17.31            21.61         363,274    2017
                                                                                  17.98            17.31         415,461    2016
                                                                                  17.63            17.98         471,992    2015
                                                                                  15.52            17.63         537,934    2014
                                                                                  12.15            15.52         639,774    2013
                                                                                  10.81            12.15         792,636    2012
                                                                                  11.11            10.81         909,053    2011
--------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Conservative Balanced Fund -- Series I Shares          17.92            20.27         119,226    2020
                                                                                  15.49            17.92         123,168    2019
                                                                                  16.62            15.49         156,466    2018
                                                                                  15.45            16.62         157,622    2017
                                                                                  14.91            15.45         157,953    2016
                                                                                  15.02            14.91         164,928    2015
                                                                                  14.10            15.02         184,875    2014
                                                                                  12.65            14.10         217,769    2013
                                                                                  11.44            12.65         277,263    2012
                                                                                  11.54            11.44         360,314    2011
--------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund -- Series I
   Shares                                                                         27.47            38.05         118,243    2020
                                                                                  20.02            27.47         141,302    2019
                                                                                  21.66            20.02         171,885    2018
                                                                                  17.08            21.66         195,903    2017
                                                                                  16.95            17.08         234,924    2016
                                                                                  16.15            16.95         271,597    2015
                                                                                  15.51            16.15         304,586    2014
                                                                                  11.58            15.51         384,029    2013
                                                                                  10.10            11.58         510,178    2012
                                                                                  10.15            10.10         569,345    2011
--------------------------------------------------------------------------------------------------------------------------------

                                      B-1

                                                                                                                  Number of
                                                                                Accumulation      Accumulation  Accumulation
                                                                               Unit Values at    Unit Values at   Units at
Subaccounts                                                                  Beginning of Period End of Period  End of Period
------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Global Strategic Income Fund -- Series I Shares          10.96            11.15          55,334
                                                                                    10.04            10.96          67,578
                                                                                    10.67            10.04          81,113
                                                                                    10.20            10.67          95,740
                                                                                     9.72            10.20         105,463
                                                                                    10.11             9.72         121,388
                                                                                     9.98            10.11         131,078
                                                                                    10.15             9.98         182,104
                                                                                    10.00            10.15         228,586
------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Total Return Bond Fund -- Series I Shares                12.63            13.64         184,877
                                                                                    11.71            12.63         196,410
                                                                                    12.02            11.71         208,698
                                                                                    11.67            12.02         250,999
                                                                                    11.48            11.67         303,275
                                                                                    11.55            11.48         314,482
                                                                                    10.93            11.55         364,016
                                                                                    11.12            10.93         437,252
                                                                                    10.24            11.12         523,097
                                                                                     9.60            10.24         581,165
------------------------------------------------------------------------------------------------------------------------------
Federated Hermes Insurance Series
------------------------------------------------------------------------------------------------------------------------------
  Federated Hermes High Income Bond Fund II -- Primary Shares                       24.52            25.49         103,884
                                                                                    21.75            24.52         115,490
                                                                                    22.84            21.75         140,586
                                                                                    21.69            22.84         181,661
                                                                                    19.19            21.69         204,276
                                                                                    20.00            19.19         229,290
                                                                                    19.79            20.00         288,738
                                                                                    18.78            19.79         396,578
                                                                                    16.63            18.78         465,248
                                                                                    16.07            16.63         536,478
------------------------------------------------------------------------------------------------------------------------------
  Federated Hermes Managed Volatility Fund II -- Primary Shares                     17.26            17.15         160,834
                                                                                    14.58            17.26         191,261
                                                                                    16.18            14.58         191,674
                                                                                    13.92            16.18         118,727
                                                                                    13.12            13.92         139,438
                                                                                    14.42            13.12         161,562
                                                                                    14.10            14.42         206,242
                                                                                    11.76            14.10         210,929
                                                                                    10.52            11.76         228,284
                                                                                    10.20            10.52         233,854
------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
------------------------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Initial Class                                  19.86            22.46          97,914
                                                                                    17.06            19.86         108,825
                                                                                    18.31            17.06         131,294
                                                                                    16.30            18.31         146,652
                                                                                    16.06            16.30         178,969
                                                                                    16.29            16.06         201,558
                                                                                    15.63            16.29         228,713
                                                                                    13.72            15.63         272,724
                                                                                    12.39            13.72         315,533
                                                                                    12.92            12.39         413,736
------------------------------------------------------------------------------------------------------------------------------

Subaccounts                                                                  Year
---------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Global Strategic Income Fund -- Series I Shares   2020
                                                                             2019
                                                                             2018
                                                                             2017
                                                                             2016
                                                                             2015
                                                                             2014
                                                                             2013
                                                                             2012
---------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Total Return Bond Fund -- Series I Shares         2020
                                                                             2019
                                                                             2018
                                                                             2017
                                                                             2016
                                                                             2015
                                                                             2014
                                                                             2013
                                                                             2012
                                                                             2011
---------------------------------------------------------------------------------
Federated Hermes Insurance Series
---------------------------------------------------------------------------------
  Federated Hermes High Income Bond Fund II -- Primary Shares                2020
                                                                             2019
                                                                             2018
                                                                             2017
                                                                             2016
                                                                             2015
                                                                             2014
                                                                             2013
                                                                             2012
                                                                             2011
---------------------------------------------------------------------------------
  Federated Hermes Managed Volatility Fund II -- Primary Shares              2020
                                                                             2019
                                                                             2018
                                                                             2017
                                                                             2016
                                                                             2015
                                                                             2014
                                                                             2013
                                                                             2012
                                                                             2011
---------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
---------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Initial Class                           2020
                                                                             2019
                                                                             2018
                                                                             2017
                                                                             2016
                                                                             2015
                                                                             2014
                                                                             2013
                                                                             2012
                                                                             2011
---------------------------------------------------------------------------------

                                      B-2

                                                                                             Number of
                                                           Accumulation      Accumulation  Accumulation
                                                          Unit Values at    Unit Values at   Units at
Subaccounts                                             Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Initial Class                 36.26            46.62          632,272   2020
                                                               27.99            36.26          747,405   2019
                                                               30.37            27.99          889,218   2018
                                                               25.31            30.37        1,025,493   2017
                                                               23.80            25.31        1,250,633   2016
                                                               24.02            23.80        1,452,528   2015
                                                               21.79            24.02        1,702,632   2014
                                                               16.86            21.79        2,012,707   2013
                                                               14.71            16.86        2,526,336   2012
                                                               15.33            14.71        2,932,775   2011
-------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Initial Class                 26.59            27.93          428,335   2020
                                                               21.19            26.59          504,786   2019
                                                               23.47            21.19          597,779   2018
                                                               21.12            23.47          689,926   2017
                                                               18.17            21.12          841,058   2016
                                                               19.22            18.17          956,159   2015
                                                               17.96            19.22        1,163,266   2014
                                                               14.23            17.96        1,355,947   2013
                                                               12.32            14.23        1,593,217   2012
                                                               12.40            12.32        1,942,864   2011
-------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Initial Class               24.40            25.91          178,462   2020
                                                               19.06            24.40          215,054   2019
                                                               21.27            19.06          255,659   2018
                                                               18.48            21.27          304,726   2017
                                                               16.17            18.48          361,412   2016
                                                               16.81            16.17          418,274   2015
                                                               15.45            16.81          504,139   2014
                                                               11.75            15.45          600,912   2013
                                                               10.07            11.75          754,543   2012
                                                               10.06            10.07          945,458   2011
-------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Initial Class          28.72            47.69          154,556   2020
                                                               20.71            28.72          199,761   2019
                                                               18.71            20.71          208,501   2018
                                                               14.12            18.71          210,758   2017
                                                               14.30            14.12          229,548   2016
                                                               13.75            14.30          268,226   2015
                                                               12.45            13.75          299,404   2014
                                                                9.17            12.45          341,843   2013
                                                                7.79             9.17          384,889   2012
                                                                7.73             7.79          380,941   2011
-------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Initial Class                        27.04            38.30          418,651   2020
                                                               20.45            27.04          473,394   2019
                                                               20.80            20.45          562,483   2018
                                                               15.64            20.80          656,958   2017
                                                               15.75            15.64          766,148   2016
                                                               14.93            15.75          886,111   2015
                                                               13.63            14.93        1,011,788   2014
                                                               10.15            13.63        1,226,334   2013
                                                                8.99            10.15        1,448,045   2012
                                                                9.11             8.99        1,718,131   2011
-------------------------------------------------------------------------------------------------------------

                                      B-3

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                              40.91            47.47           89,459   2020
                                                                        33.74            40.91           98,541   2019
                                                                        40.21            33.74          119,369   2018
                                                                        33.88            40.21          141,586   2017
                                                                        30.75            33.88          159,150   2016
                                                                        31.75            30.75          197,647   2015
                                                                        30.41            31.75          246,860   2014
                                                                        22.73            30.41          299,591   2013
                                                                        20.16            22.73          356,131   2012
                                                                        22.96            20.16          417,251   2011
----------------------------------------------------------------------------------------------------------------------
  VIP Overseas Portfolio -- Initial Class                               18.57            21.14          154,888   2020
                                                                        14.76            18.57          176,301   2019
                                                                        17.60            14.76          239,130   2018
                                                                        13.72            17.60          269,416   2017
                                                                        14.68            13.72          302,002   2016
                                                                        14.39            14.68          343,850   2015
                                                                        15.90            14.39          401,158   2014
                                                                        12.38            15.90          456,262   2013
                                                                        10.42            12.38          494,141   2012
                                                                        12.77            10.42          574,203   2011
----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
----------------------------------------------------------------------------------------------------------------------
  Templeton Foreign VIP Fund -- Class 1 Shares                          14.77            14.41          127,264   2020
                                                                        13.30            14.77          154,963   2019
                                                                        15.94            13.30          200,194   2018
                                                                        13.84            15.94          218,528   2017
                                                                        13.08            13.84          226,650   2016
                                                                        14.18            13.08          240,576   2015
                                                                        16.16            14.18          272,380   2014
                                                                        13.31            16.16          297,264   2013
                                                                        11.40            13.31          343,644   2012
                                                                        12.93            11.40          382,580   2011
----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Government Money Market Fund -- Service Shares           9.26             9.14          701,313   2020
                                                                         9.24             9.26          869,160   2019
                                                                         9.24             9.24          957,379   2018
                                                                         9.34             9.24        1,089,227   2017
                                                                         9.48             9.34        1,281,646   2016
                                                                         9.63             9.48        1,467,848   2015
                                                                         9.78             9.63        1,877,093   2014
                                                                         9.94             9.78        2,000,797   2013
                                                                        10.00             9.94        2,463,988   2012
----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Large Cap Value Fund -- Institutional Shares            21.69            22.21          101,461   2020
                                                                        17.50            21.69          109,323   2019
                                                                        19.42            17.50          123,812   2018
                                                                        17.95            19.42          144,492   2017
                                                                        16.34            17.95          163,198   2016
                                                                        17.36            16.34          199,585   2015
                                                                        15.62            17.36          242,360   2014
                                                                        11.90            15.62          292,418   2013
                                                                        10.15            11.90          333,865   2012
                                                                        11.09            10.15          393,075   2011
----------------------------------------------------------------------------------------------------------------------

                                      B-4

                                                                                                         Number of
                                                                       Accumulation      Accumulation  Accumulation
                                                                      Unit Values at    Unit Values at   Units at
Subaccounts                                                         Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund -- Institutional Shares                 53.05            56.62          170,518   2020
                                                                           40.97            53.05          191,822   2019
                                                                           46.48            40.97          244,397   2018
                                                                           42.50            46.48          284,402   2017
                                                                           38.02            42.50          335,095   2016
                                                                           42.55            38.02          373,043   2015
                                                                           38.06            42.55          424,620   2014
                                                                           29.09            38.06          519,033   2013
                                                                           24.94            29.09          675,154   2012
                                                                           27.06            24.94          788,856   2011
-------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
-------------------------------------------------------------------------------------------------------------------------
  Janus Henderson Balanced Portfolio -- Institutional Shares               33.12            37.28          558,448   2020
                                                                           27.44            33.12          655,673   2019
                                                                           27.69            27.44          740,002   2018
                                                                           23.74            27.69          820,616   2017
                                                                           23.06            23.74          976,468   2016
                                                                           23.27            23.06        1,117,107   2015
                                                                           21.79            23.27        1,288,762   2014
                                                                           18.42            21.79        1,579,611   2013
                                                                           16.46            18.42        1,860,473   2012
                                                                           16.45            16.46        2,221,255   2011
-------------------------------------------------------------------------------------------------------------------------
  Janus Henderson Enterprise Portfolio -- Institutional Shares             41.14            48.39          300,566   2020
                                                                           30.84            41.14          351,966   2019
                                                                           31.46            30.84          417,673   2018
                                                                           25.08            31.46          481,297   2017
                                                                           22.67            25.08          568,773   2016
                                                                           22.13            22.67          669,167   2015
                                                                           19.98            22.13          769,370   2014
                                                                           15.33            19.98          922,626   2013
                                                                           13.27            15.33        1,138,544   2012
                                                                           13.68            13.27        1,282,974   2011
-------------------------------------------------------------------------------------------------------------------------
  Janus Henderson Flexible Bond Portfolio -- Institutional Shares          21.06            22.90          132,698   2020
                                                                           19.52            21.06          149,128   2019
                                                                           20.03            19.52          161,936   2018
                                                                           19.63            20.03          190,563   2017
                                                                           19.46            19.63          220,513   2016
                                                                           19.72            19.46          263,447   2015
                                                                           19.09            19.72          291,176   2014
                                                                           19.42            19.09          283,343   2013
                                                                           18.20            19.42          356,016   2012
                                                                           17.32            18.20          386,878   2011
-------------------------------------------------------------------------------------------------------------------------
  Janus Henderson Forty Portfolio -- Institutional Shares                  43.30            59.43          311,213   2020
                                                                           32.06            43.30          351,829   2019
                                                                           31.94            32.06          419,390   2018
                                                                           24.89            31.94          480,845   2017
                                                                           24.74            24.89          571,305   2016
                                                                           22.39            24.74          672,393   2015
                                                                           20.92            22.39          795,139   2014
                                                                           16.19            20.92          979,854   2013
                                                                           13.24            16.19        1,282,165   2012
                                                                           14.42            13.24        1,478,684   2011
-------------------------------------------------------------------------------------------------------------------------

                                      B-5

                                                                                                               Number of
                                                                             Accumulation      Accumulation  Accumulation
                                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                                               Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------------
  Janus Henderson Global Research Portfolio -- Institutional Shares              18.66            22.05          310,639   2020
                                                                                 14.69            18.66          373,984   2019
                                                                                 16.02            14.69          449,877   2018
                                                                                 12.81            16.02          535,688   2017
                                                                                 12.74            12.81          626,306   2016
                                                                                 13.25            12.74          731,886   2015
                                                                                 12.52            13.25          844,870   2014
                                                                                  9.90            12.52          991,613   2013
                                                                                  8.38             9.90        1,174,014   2012
                                                                                  9.87             8.38        1,378,183   2011
-------------------------------------------------------------------------------------------------------------------------------
  Janus Henderson Global Technology and Innovation Portfolio -- Service
   Shares                                                                        17.94            26.63          115,423   2020
                                                                                 12.58            17.94          133,176   2019
                                                                                 12.67            12.58          138,210   2018
                                                                                  8.88            12.67          148,680   2017
                                                                                  7.92             8.88          129,121   2016
                                                                                  7.69             7.92          128,265   2015
                                                                                  7.14             7.69          147,733   2014
                                                                                  5.36             7.14          162,102   2013
                                                                                  4.57             5.36          212,709   2012
                                                                                  5.08             4.57          266,755   2011
-------------------------------------------------------------------------------------------------------------------------------
  Janus Henderson Overseas Portfolio -- Institutional Shares                     24.44            27.98          261,882   2020
                                                                                 19.54            24.44          287,749   2019
                                                                                 23.34            19.54          337,841   2018
                                                                                 18.08            23.34          373,999   2017
                                                                                 19.63            18.08          436,075   2016
                                                                                 21.81            19.63          473,180   2015
                                                                                 25.14            21.81          540,192   2014
                                                                                 22.29            25.14          675,013   2013
                                                                                 19.95            22.29          838,686   2012
                                                                                 29.87            19.95        1,005,118   2011
-------------------------------------------------------------------------------------------------------------------------------
  Janus Henderson Research Portfolio -- Institutional Shares                     23.86            31.23          444,157   2020
                                                                                 17.88            23.86          492,263   2019
                                                                                 18.64            17.88          590,481   2018
                                                                                 14.81            18.64          719,809   2017
                                                                                 14.96            14.81          839,722   2016
                                                                                 14.43            14.96          998,451   2015
                                                                                 12.97            14.43        1,136,469   2014
                                                                                 10.11            12.97        1,343,484   2013
                                                                                  8.66            10.11        1,600,834   2012
                                                                                  9.28             8.66        1,858,883   2011
-------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
-------------------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Dividend Strategy Portfolio -- Class I                    21.54            22.84           92,798   2020
                                                                                 16.63            21.54           93,869   2019
                                                                                 17.75            16.63          111,202   2018
                                                                                 15.13            17.75          124,192   2017
                                                                                 13.36            15.13          150,784   2016
                                                                                 14.18            13.36          166,019   2015
                                                                                 12.68            14.18          221,959   2014
                                                                                 10.23            12.68          253,050   2013
                                                                                  9.10            10.23          305,621   2012
                                                                                  8.56             9.10          320,548   2011
-------------------------------------------------------------------------------------------------------------------------------

                                      B-6

                                                                                                   Number of
                                                                 Accumulation      Accumulation  Accumulation
                                                                Unit Values at    Unit Values at   Units at
Subaccounts                                                   Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Large Cap Value Portfolio -- Class I          30.69            31.80          117,905   2020
                                                                     24.19            30.69          136,249   2019
                                                                     26.96            24.19          145,766   2018
                                                                     23.85            26.96          176,663   2017
                                                                     21.43            23.85          204,642   2016
                                                                     22.41            21.43          215,838   2015
                                                                     20.38            22.41          228,484   2014
                                                                     15.64            20.38          283,156   2013
                                                                     13.63            15.64          313,808   2012
                                                                     13.19            13.63          359,286   2011
-------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
-------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                31.00            44.44           54,270   2020
                                                                     22.29            31.00           59,656   2019
                                                                     23.04            22.29           69,529   2018
                                                                     18.52            23.04           80,152   2017
                                                                     17.29            18.52           87,855   2016
                                                                     17.95            17.29          101,340   2015
                                                                     19.71            17.95          115,948   2014
                                                                     14.17            19.71          169,070   2013
                                                                     11.91            14.17          231,491   2012
                                                                     13.51            11.91          248,007   2011
-------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
-------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares              19.99            21.38          258,504   2020
                                                                     18.74            19.99          318,595   2019
                                                                     19.13            18.74          403,080   2018
                                                                     18.52            19.13          465,228   2017
                                                                     18.32            18.52          509,606   2016
                                                                     18.53            18.32          601,610   2015
                                                                     18.05            18.53          754,868   2014
                                                                     18.70            18.05          943,738   2013
                                                                     17.33            18.70        1,202,261   2012
                                                                     16.99            17.33        1,304,174   2011
-------------------------------------------------------------------------------------------------------------------
State Street Variable Insurance Series Funds, Inc.
-------------------------------------------------------------------------------------------------------------------
  Income V.I.S. Fund -- Class 1 Shares                               16.30            17.18          247,304   2020
                                                                     15.25            16.30          167,186   2019
                                                                     15.71            15.25          209,549   2018
                                                                     15.46            15.71          235,790   2017
                                                                     15.24            15.46          281,611   2016
                                                                     15.55            15.24          299,605   2015
                                                                     15.02            15.55          337,122   2014
                                                                     15.47            15.02          401,680   2013
                                                                     14.86            15.47          548,169   2012
                                                                     14.08            14.86          589,455   2011
-------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity V.I.S. Fund -- Class 1 Shares                31.22            41.07          127,213   2020
                                                                     23.09            31.22          158,717   2019
                                                                     24.10            23.09          192,743   2018
                                                                     19.07            24.10          237,601   2017
                                                                     18.90            19.07          266,288   2016
                                                                     18.59            18.90          310,797   2015
                                                                     16.55            18.59          338,808   2014
                                                                     12.46            16.55          366,937   2013
                                                                     10.47            12.46          488,901   2012
                                                                     10.59            10.47          647,405   2011
-------------------------------------------------------------------------------------------------------------------

                                      B-7

                                                                                              Number of
                                                            Accumulation      Accumulation  Accumulation
                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                              Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------
  Real Estate Securities V.I.S. Fund -- Class 1 Shares          67.95            63.40           58,804   2020
                                                                54.71            67.95           65,679   2019
                                                                58.94            54.71           74,569   2018
                                                                56.56            58.94           88,656   2017
                                                                53.19            56.56          105,946   2016
                                                                51.67            53.19          116,601   2015
                                                                39.79            51.67          139,190   2014
                                                                39.39            39.79          163,007   2013
                                                                34.26            39.39          201,270   2012
                                                                31.67            34.26          248,796   2011
--------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index V.I.S. Fund -- Class 1 Shares                25.69            29.83          635,094   2020
                                                                19.91            25.69          744,157   2019
                                                                21.23            19.91          908,875   2018
                                                                17.75            21.23        1,077,766   2017
                                                                16.15            17.75        1,169,283   2016
                                                                16.23            16.15        1,398,680   2015
                                                                14.55            16.23        1,606,035   2014
                                                                11.20            14.55        1,860,516   2013
                                                                 9.83            11.20        2,195,086   2012
                                                                 9.82             9.83        2,474,767   2011
--------------------------------------------------------------------------------------------------------------
  Small-Cap Equity V.I.S. Fund -- Class 1 Shares                37.92            42.76           42,794   2020
                                                                30.54            37.92           51,658   2019
                                                                34.36            30.54           68,389   2018
                                                                30.96            34.36           72,172   2017
                                                                25.41            30.96           89,659   2016
                                                                26.92            25.41          100,192   2015
                                                                26.35            26.92          117,089   2014
                                                                19.55            26.35          162,815   2013
                                                                17.33            19.55          157,595   2012
                                                                17.07            17.33          187,727   2011
--------------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 1 Shares                    20.74            21.73          260,918   2020
                                                                18.19            20.74          302,386   2019
                                                                19.73            18.19          333,786   2018
                                                                17.33            19.73          388,140   2017
                                                                16.56            17.33          440,303   2016
                                                                17.01            16.56          476,050   2015
                                                                16.40            17.01          523,961   2014
                                                                14.50            16.40          641,782   2013
                                                                13.08            14.50          771,904   2012
                                                                13.68            13.08          936,506   2011
--------------------------------------------------------------------------------------------------------------
  U.S. Equity V.I.S. Fund -- Class 1 Shares                     27.37            33.05          139,951   2020
                                                                21.10            27.37          151,246   2019
                                                                22.19            21.10          167,334   2018
                                                                18.79            22.19          209,379   2017
                                                                17.46            18.79          232,965   2016
                                                                18.15            17.46          269,668   2015
                                                                16.35            18.15          308,582   2014
                                                                12.40            16.35          350,667   2013
                                                                10.88            12.40          398,341   2012
                                                                11.38            10.88          492,597   2011
--------------------------------------------------------------------------------------------------------------

                                      B-8

                                                                                              Number of
                                                            Accumulation      Accumulation  Accumulation
                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                              Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------
The Alger Portfolios
--------------------------------------------------------------------------------------------------------------
  Alger Large Cap Growth Portfolio -- Class I-2 Shares          23.18            38.12          331,376   2020
                                                                18.48            23.18          389,591   2019
                                                                18.36            18.48          459,702   2018
                                                                14.52            18.36          547,680   2017
                                                                14.87            14.52          625,081   2016
                                                                14.85            14.87          726,900   2015
                                                                13.59            14.85          789,710   2014
                                                                10.22            13.59          931,594   2013
                                                                 9.45            10.22        1,113,363   2012
                                                                 9.63             9.45        1,298,113   2011
--------------------------------------------------------------------------------------------------------------
  Alger Small Cap Growth Portfolio -- Class I-2 Shares          26.52            43.64          199,250   2020
                                                                20.83            26.52          233,657   2019
                                                                20.86            20.83          296,742   2018
                                                                16.45            20.86          349,362   2017
                                                                15.73            16.45          414,717   2016
                                                                16.53            15.73          454,245   2015
                                                                16.71            16.53          506,461   2014
                                                                12.64            16.71          633,294   2013
                                                                11.42            12.64          835,209   2012
                                                                11.98            11.42          980,775   2011
--------------------------------------------------------------------------------------------------------------

                                      B-9

Statement of Additional Information


   Subaccount Investing in the Goldman Sachs Variable Insurance


                  Genworth Life and Annuity Insurance Company
                            6610 West Broad Street
                           Richmond, Virginia 23230

A Statement of Additional Information containing more detailed information about the contract and the Separate Account is available free by writing us at the address below or by calling (800) 352-9910.

Genworth Life and Annuity Insurance Company
Annuity New Business
6610 West Broad Street
Richmond, Virginia 23230

Please mail a copy of the Statement of Additional Information for the Separate
Account, Contract Form P1152 1/99 (Commonwealth Extra) to:

Name ___________________________________________________________________________

Address ________________________________________________________________________
                                          Street

________________________________________________________________________________
         City                       State                              Zip

Signature of Requestor _________________________________________________________
                                                 Date

                 Genworth Life & Annuity VA Separate Account 1
                                Prospectus For
             Flexible Premium Variable Deferred Annuity Contracts
                                Form P1152 1/99

                                  Issued by:
                  Genworth Life and Annuity Insurance Company
                            6610 West Broad Street
                           Richmond, Virginia 23230
                           Telephone: (800) 352-9910

--------------------------------------------------------------------------------

This prospectus, dated April 30, 2021, describes an individual flexible premium variable deferred annuity contract (the "contract" or "contracts") offered to individuals and qualified and nonqualified retirement plans. Genworth Life and
Annuity Insurance Company (the "Company," "we," "us," or "our") issues the contract. This contract may be referred to as "RetireReady/SM/ Extra II" in our marketing materials. This contract (RetireReady/SM/ Extra II) is no longer offered or sold.

This prospectus describes all material features and benefits of the contract and provides details about Genworth Life & Annuity VA Separate Account 1 (the
"Separate Account") and the Guarantee Account that you should know before investing. Please read this prospectus carefully before investing and keep it for future reference.

The contract offers you the opportunity to accumulate Contract Value and provides for the payment of periodic annuity benefits. We may pay these annuity benefits on a variable or fixed basis.

You may allocate your premium payments and automatic bonus credits we provide you to the Separate Account, the Guarantee Account, or both. The Guarantee
Account may not be available in all states. If we apply bonus credits to your contract, we will apply them with your premium payment to your Contract Value, and allocate the credits on a pro-rata basis to the investment options you select in the same ratio as the applicable premium payment. You should know that over time and under certain circumstances (such as an extended period of poor market performance), the costs associated with the bonus credit may exceed the sum of the bonus credit and any related earnings. You should consider this possibility before purchasing the contract. The bonus credit is referred to as an "enhanced premium amount" in your contract. Each Subaccount of the Separate
Account invests in shares of Portfolios of the Funds listed below:

AB Variable Products Series Fund, Inc.:
AB Global Thematic Growth Portfolio -- Class B
AB Growth and Income Portfolio -- Class B
AB Large Cap Growth Portfolio -- Class B
AB Small Cap Growth Portfolio -- Class B

AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Franchise Fund -- Series I shares
Invesco V.I. American Value Fund -- Series II shares (formerly, Invesco V.I.
  Value Opportunities Fund -- Series II shares)
Invesco V.I. Capital Appreciation Fund -- Series II shares (formerly, Invesco
  Oppenheimer V.I. Capital Appreciation Fund -- Series II Shares)
Invesco V.I. Core Equity Fund -- Series I shares
Invesco V.I. Discovery Mid Cap Growth Fund -- Series II shares (formerly,
  Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund -- Series II Shares)
Invesco V.I. Global Fund -- Series II shares (formerly, Invesco Oppenheimer
  V.I. Global Fund -- Series II Shares)
Invesco V.I. Main Street Fund(R) -- Series II shares (formerly, Invesco
  Oppenheimer V.I. Main Street Fund(R) -- Series II Shares)
Invesco V.I. Main Street Small Cap Fund(R) -- Series II shares (formerly,
  Invesco Oppenheimer V.I. Main Street Small Cap Fund(R) -- Series II Shares)

BNY Mellon:
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. -- Initial Shares

Columbia Funds Variable Series Trust II:
Columbia Variable Portfolio -- Overseas Core Fund -- Class 2
CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1

Eaton Vance Variable Trust:
VT Floating-Rate Income Fund

                                      1

Federated Hermes Insurance Series:
Federated Hermes High Income Bond Fund II -- Service Shares
Federated Hermes Kaufmann Fund II -- Service Shares

Fidelity Variable Insurance Products Fund:
VIP Contrafund(R) Portfolio -- Service Class 2
VIP Dynamic Capital Appreciation Portfolio -- Service Class 2
VIP Equity-Income Portfolio -- Service Class 2
VIP Growth Portfolio -- Service Class 2
VIP Growth & Income Portfolio -- Service Class 2

Goldman Sachs Variable Insurance Trust:
Goldman Sachs Government Money Market Fund -- Service Shares

Janus Aspen Series:
Janus Henderson Balanced Portfolio -- Service Shares
Janus Henderson Enterprise Portfolio -- Service Shares
Janus Henderson Forty Portfolio -- Service Shares
Janus Henderson Global Research Portfolio -- Service Shares
Janus Henderson Global Technology and Innovation Portfolio -- Service Shares

Legg Mason Partners Variable Equity Trust:
ClearBridge Variable Aggressive Growth Portfolio -- Class II
ClearBridge Variable Large Cap Value Portfolio -- Class I

MFS(R) Variable Insurance Trust:
MFS(R) Investors Trust Series -- Service Class Shares
MFS(R) New Discovery Series -- Service Class Shares
MFS(R) Utilities Series -- Service Class Shares

MFS(R) Variable Insurance Trust II:
MFS(R) Massachusetts Investors Growth Stock Portfolio -- Service Class Shares

PIMCO Variable Insurance Trust:
Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares
High Yield Portfolio -- Administrative Class Shares
Long-Term U.S. Government Portfolio -- Administrative Class Shares
Total Return Portfolio -- Administrative Class Shares

The Prudential Series Fund:
International Growth Portfolio -- Class II Shares (formerly, SP International
  Growth Portfolio -- Class II Shares)
Mid-Cap Growth Portfolio -- Class II Shares (formerly, SP Prudential U.S.
  Emerging Growth Portfolio -- Class II Shares)
PGIM Jennison Blend Portfolio -- Class II Shares (formerly, Equity Portfolio --
  Class II Shares)
PGIM Jennison Focused Blend Portfolio -- Class II Shares (formerly, Jennison
  20/20 Focus Portfolio -- Class II Shares)
PGIM Jennison Growth Portfolio -- Class II Shares (formerly, Jennison Portfolio
  -- Class II Shares)

Rydex Variable Trust:
NASDAQ-100(R) Fund

State Street Variable Insurance Series Funds, Inc.:
Income V.I.S. Fund -- Class 1 Shares
Premier Growth Equity V.I.S. Fund -- Class 1 Shares
Real Estate Securities V.I.S. Fund -- Class 1 Shares
S&P 500(R) Index V.I.S. Fund -- Class 1 Shares
Small-Cap Equity V.I.S. Fund -- Class 1 Shares
Total Return V.I.S. Fund -- Class 1 Shares
U.S. Equity V.I.S. Fund -- Class 1 Shares

Not all of these Portfolios may be available in all states or in all markets.

Beginning on January 1, 2021, we will no longer send you paper copies of shareholder reports for the Portfolios of the Funds offered under the contract
("Reports") unless you specifically request paper copies from us. Instead, the
Reports will be made available on a website. We will notify you by mail each time a Report is posted. The notice will provide website links to access the
Reports as well as instructions for requesting paper copies. If you wish to continue to receive Reports in paper free of charge from us, please call
(800) 352-9910. Your election to receive Reports in paper will apply to all underlying Funds and Portfolios available under your contract.

If you have already elected to receive Reports electronically, you will not be affected by this change and you need not take any action. If you wish to receive the Reports and other disclosure documents from us electronically, please contact us at (800) 352-9910 or visit genworth.com to register.

The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

This contract:

  .  Is NOT a bank deposit

  .  Is NOT FDIC insured

  .  Is NOT insured or endorsed by a bank or any federal government agency

  .  Is NOT available in every state

  .  MAY go down in value.

Except for amounts in the Guarantee Account, both the value of a contract before the Maturity Date and the amount of monthly income afterwards will depend upon the investment performance of the Portfolio(s) you select. You bear the investment risk of investing in the Portfolios.

                                      2

This contract has optional benefits, for an additional charge, available to contract owners. Not all benefits may be available in all states or in all markets. Should you not be able to obtain a certain feature explained in this prospectus through your current representative, please contact our Home Office at the telephone number or address listed below to inquire as to whether a particular optional benefit is available in your state and, if so, for a list of firms that will permit such an optional benefit for sale. Please note that some optional benefits may have requirements that differ from or are in addition to the base contract. Before deciding to invest in an optional benefit, you should weigh its costs and benefits against the possibility that, had you not purchased the optional benefit, your Contract Value may have been higher.

We may offer other contracts with features that are substantially similar to those offered in this contract and in this prospectus. These other contracts may be priced differently and may be offered exclusively to customers of one or more particular financial institutions or brokerage firms.

The contract was offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contract. Guarantees under the contract are the sole responsibility of the Company.

In the future, additional portfolios managed by certain financial institutions or brokerage firms may be added to the Separate Account. These portfolios may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm.

This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings.
Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. Accordingly, if you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefit, income benefits, and other non-tax-related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

A Statement of Additional Information, dated April 30, 2021, which contains additional information about the contract has been filed with the SEC and is incorporated by reference into this prospectus. A table of contents for the
Statement of Additional Information appears on the last page of this prospectus. If you would like a free copy of the Statement of Additional
Information, call us at:

                                (800) 352-9910;

                                or write us at:

                            6610 West Broad Street
                           Richmond, Virginia 23230.

The Statement of Additional Information and other material incorporated by reference can be found on the SEC's website at:

                                  www.sec.gov

This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made.

                                      3


   Transfers from the Guarantee Account to the Subaccounts.  27
   Transfers from the Subaccounts to the Guarantee Account.  27


                                      4


   Death of an Owner, Joint Owner, or Annuitant On or After the Maturity Date.  41

Table of Contents for Statement of Additional Information

                                      5

DEFINITIONS

The following terms are used throughout the prospectus:

Accumulation Unit -- An accounting unit of measure we use to calculate the value in the Separate Account before income payments commence.

Annuitant -- The person named in the contract upon whose age and, where appropriate gender, we determine monthly income benefits.

Annuity Unit -- An accounting unit of measure we use to calculate the amount of the second and each subsequent variable income payment.

Bonus Credit -- The "enhanced premium amount" described in your contract. For contracts that qualify, it is the amount we will add to each premium payment we receive. The Bonus Credit is not considered a "premium payment" under the contract.

Code -- The Internal Revenue Code of 1986, as amended.

Contract Date -- The date we issue your contract and your contract becomes effective. Your Contract Date is shown in your contract. We use the Contract
Date to determine contract years and anniversaries.

Contract Value -- The total value of all your Accumulation Units in the
Subaccounts and any amounts you hold in the Guarantee Account.

Fund -- Any open-end management investment company or any unit investment trust in which the Separate Account invests.

General Account -- Assets of the Company other than those allocated to the
Separate Account or any other segregated asset account of the Company.

Guarantee Account -- Part of our General Account that provides a guaranteed interest rate for a specified interest rate guarantee period. The General
Account is not part of and does not depend on the investment performance of the
Separate Account. The Guarantee Account may not be available in all states.

Home Office -- Our office located at 6610 West Broad Street, Richmond, Virginia
23230.

Maturity Date -- The date on which your income payments will commence, provided the Annuitant is living on that date. The Maturity Date is stated in your contract, unless changed by you in writing in a form acceptable to us.

Portfolio -- A division of a Fund, the assets of which are separate from other
Portfolios that may be available in the Fund. Each Portfolio has its own investment objective. Not all Portfolios may be available in all states or markets.

Separate Account -- Genworth Life & Annuity VA Separate Account 1, a separate account we established to receive Subaccount allocations. The Separate Account is divided into Subaccounts, each of which invests in shares of a separate
Portfolio.

Subaccount -- A division of the Separate Account which invests exclusively in shares of a designated Portfolio. Not all Subaccounts may be available in all states or markets. A Subaccount may be referred to as an Investment Subdivision in the contract and/or marketing materials.

Surrender Value -- The value of the contract as of the date we receive your written request to surrender at our Home Office, less any applicable surrender charge, premium tax, any optional death benefit charge and contract charge.

Valuation Day -- Each day on which the New York Stock Exchange is open for regular trading, except for days that the Subaccount's corresponding Portfolio does not value its shares.

Valuation Period -- The period that starts at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next succeeding Valuation Day.

                                      6

FEE TABLES

The following tables describe fees and expenses that you will pay when buying, owning, partially surrendering assets or fully surrendering the contract. The first table describes the fees and expenses that you will pay when you buy the contract, take a partial surrender, fully surrender your contract or transfer assets among the investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses
-------------------------------------------------------------------------------------------------
Surrender Charge (as a percentage of premium       Number of Completed     Surrender Charge
 payments surrendered)                             Years Since We Received as a Percentage of the
                                                   the Premium Payment     Premium Payment
                                                                           Surrendered/1/
                                                   ----------------------------------------------
                                                              0                      8%
                                                              1                      8%
                                                              2                      7%
                                                              3                      6%
                                                              4                      5%
                                                              5                      4%
                                                              6                      3%
                                                              7                      2%
                                                          8 or more                  0%
-------------------------------------------------------------------------------------------------
 Transfer Charge                                                     $10.00/2/
-------------------------------------------------------------------------------------------------

/1/A surrender charge is not assessed on any amounts representing gain. In addition, you may partially surrender the greater of 10% of your total premium payments or any amount surrendered to meet minimum distribution requirements under the Code each contract year without incurring a surrender charge. If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. The free withdrawal amount is not cumulative from contract year to contract year. The surrender charge will be assessed from the amount surrendered unless otherwise requested.

/2/We currently do not assess a transfer charge. However, we reserve the right to assess a transfer charge for each transfer among the Subaccounts.

The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including Portfolio fees and expenses.

Periodic Charges Other Than Portfolio
 Expenses
---------------------------------------------------
Annual Contract Charge                   $25.00/1/
---------------------------------------------------
Separate Account Annual Expenses (as a
 percentage of your average daily net
 assets in the Separate Account)
---------------------------------------------------
 Mortality and Expense Risk Charge         1.30%
---------------------------------------------------
 Administrative Expense Charge             0.25%
---------------------------------------------------
Optional Benefits/2/
---------------------------------------------------
 Optional Guaranteed Minimum Death
   Benefit Rider                         0.35%/3/
---------------------------------------------------
 Optional Enhanced Death Benefit Rider   0.35%/4/
---------------------------------------------------
Maximum Total Separate Account Annual
 Expenses                                2.25%/5/
---------------------------------------------------

/1/This charge is taken on each contract anniversary and at the time the contract is surrendered. We will not assess this charge if your Contract
   Value is $10,000 or more at the time the charge is assessed.

/2/The charges for the optional death benefits are taken in arrears on each contract anniversary and at the time of surrender.

/3/This charge is a percentage of your average benefit amount for the prior contract year. Currently we charge 0.25% of your prior contract year's average benefit amount.

/4/This charge is a percentage of your average Contract Value for the prior contract year. Currently we charge 0.20% of your prior contract year's average Contract Value.

/5/The Maximum Total Separate Account Annual Expenses assume that the owner elected the Optional Guaranteed Minimum Death Benefit Rider and the Optional
   Enhanced Death Benefit Rider. If only one optional death benefit rider was elected, or if no optional death benefit rider was elected, the total
   Separate Account Annual Expenses would be lower.

                                      7

For information concerning compensation paid for the sale of the contract, see the "Sales of the Contract" provision of the prospectus.

The next item shows the minimum and maximum total annual operating expenses charged by the Portfolios for the year ended December 31, 2020. These are expenses that are deducted from Portfolio assets, which may include management fees, distribution and/or service (Rule 12b-1) fees, and other expenses.
Portfolio expenses are the responsibility of the Portfolio or Fund. They are not fixed or specified under the terms of the contract and are not the responsibility of the Company. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.

Annual Portfolio Expenses/1/                                                      Minimum Maximum
-------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses (before fee waivers or reimbursements)   0.31%   1.84%
-------------------------------------------------------------------------------------------------

/1/The Portfolio expenses used to prepare this table were provided to the
   Company by the Funds. The Company has not independently verified such information. The expenses shown are those incurred for the year ended
   December 31, 2020, or restated to reflect Portfolio expenses estimated for the current fiscal year, subject to possible adjustment for material changes. Current or future expenses may be greater or less than those shown.
   The range of expenses above does not show the effect of any fee waiver or expense reimbursement arrangements. The advisers and/or other service providers of certain Portfolios have agreed to waive their fees and/or reimburse the Portfolios' expenses in order to keep the Portfolios' expenses below specified limits. In some cases, these expense limitations are contractual. In other cases, these expense limitations are voluntary and may be terminated at any time. The minimum and maximum Total Annual Portfolio
   Operating Expenses for all the Portfolios after all fee waivers and expense reimbursements (whether voluntary or contractual) are 0.31% and 1.80%, respectively. Please see the prospectus for each Portfolio for information regarding the expenses for each Portfolio, including fee reduction and/or expense reimbursement arrangements, if applicable.

                                      8

Example

These Examples are intended to help you compare the costs of investing in the contract with the costs of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, Separate Account annual expenses and Portfolio fees and expenses.

The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

  .  invested $10,000 in the contract for the time periods indicated;

  .  earned a 5% annual return on your investment;

  .  elected the Optional Guaranteed Minimum Death Benefit Rider;

  .  elected the Optional Enhanced Death Benefit Rider; and

  .  surrendered your contract at the end of the stated period.

Each Example assumes that the maximum fees and expenses of any of the
Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.

Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
$1,153      $1,942      $2,657       $4,515

The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract at the end of the stated time period.

Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $359       $1,236      $2,129       $4,434

The next Example uses the same assumptions as the prior Example, except that it assumes you do not surrender your contract.

Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $433       $1,312      $2,207       $4,515

Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

  .  total Separate Account charges of 1.55% (deducted daily at an annual effective rate of assets in the Separate Account);

  .  an annual contract charge of $25 (assumed to be equivalent to 0.25% of the
     Contract Value);

  .  a charge of 0.35% for the Optional Guaranteed Minimum Death Benefit Rider
     (an annual rate as a percentage of the prior contract year's average benefit amount); and

  .  a charge of 0.35% for the Optional Enhanced Death Benefit Rider (an annual rate as a percentage of prior contract year's average Contract Value).

If the Optional Guaranteed Minimum Death Benefit Rider and the Optional
Enhanced Death Benefit Rider are not elected, the expense figures shown above would be lower.

SYNOPSIS

What type of contract am I buying?  The contract is an individual flexible premium variable deferred annuity contract. We may issue it as a contract qualified ("Qualified Contract") under the Code, or as a contract that is not qualified under the Code ("Non-Qualified Contract"). Because this contract may be used with certain tax qualified retirement plans that offer their own tax deferral benefit, you should consider purchasing the contract as a Qualified
Contract. This prospectus only provides disclosure about the contract. Certain features described in this prospectus may vary from your contract. See "The
Contract" provision of this prospectus.

How does the contract work?  Once we approve your application, we will issue a contract. During the accumulation period, you can use your premium payments to buy Accumulation Units in the Separate Account or interests in the Guarantee
Account. Should you decide to receive income payments (annuitize the contract), we will convert your Accumulation Units to Annuity Units.

You can choose fixed or variable income payments. If you choose variable income payments, we will base each periodic income payment upon the number of Annuity
Units to which you became entitled at the time you decide to annuitize and on the value of each unit on the date the payment is determined. See "The
Contract" provision of this prospectus.

What is a Bonus Credit?  The Bonus Credit is an amount we add to each premium payment we receive. For contracts issued on or after the later of October 29,
2002 or the date on which state insurance authorities approve the applicable contract modifications, and if the Annuitant is age 80 or younger when

                                      9

the contract is issued, we will add 5% of each premium payment to your Contract
Value. For contracts issued prior to October 29, 2002 or prior to the date on which state insurance authorities approve the applicable contract modifications, and if the Annuitant is age 80 or younger when the contract is issued, we will add 4% of each premium payment to your Contract Value. If the
Annuitant is age 81 or older at the time the contract is issued, we will not pay any Bonus Credits. (The Annuitant cannot be age 81 or older at the time of application unless we approve an Annuitant of an older age.) Bonus Credits are not considered "premium payments" for purposes of the contract. See the "Bonus
Credits" provision of this prospectus.

What is the Separate Account?  The Separate Account is a segregated asset account established under Virginia insurance law, and registered with the SEC as a unit investment trust. We allocate the assets of the Separate Account to one or more Subaccounts, in accordance with your instructions. We do not charge those assets with liabilities arising out of any other business we may conduct.
Amounts you allocate to the Separate Account will reflect the investment performance of the Portfolios you select. You bear the risk of investment gain or loss on amounts allocated to the Separate Account. See "The Separate
Account" provision of this prospectus.

What are my variable investment choices?  Through its Subaccounts, the Separate
Account uses your premium payments to purchase shares, at your direction, in one or more of the Portfolios. In turn, each Portfolio holds securities consistent with its own particular investment objective. See "The Separate
Account" provision of this prospectus.

What is the Guarantee Account?  We offer fixed investment choices through our
Guarantee Account. The Guarantee Account is part of our General Account and pays interest at declared rates we guarantee for selected periods of time. We also guarantee the principal, after any deductions of applicable contract charges. Since the Guarantee Account is part of the General Account, we assume the risk of investment gain or loss on amounts allocated to it.

The Guarantee Account is not a part of and does not depend upon the investment performance of the Separate Account. You may transfer assets between the
Guarantee Account and the Separate Account subject to certain restrictions. The
Guarantee Account may not be available in all states or markets. See "The
Guarantee Account" and the "Transfers" provisions of this prospectus.

What charges are associated with this contract?  Should you take a partial surrender or totally surrender your contract before your premium payments have been in your contract for eight full years, we will assess a surrender charge ranging from 2% to 8%, depending upon how many full years those payments have been in the contract. If your premium payments have been in your contract for eight full years, the surrender charge for those purchase payments reduces to
0%. We do not assess a surrender charge upon any amounts surrendered that represent gain.

You may also partially surrender up to the greater of 10% of premium payments or any amount surrendered to meet minimum distribution requirements under the
Code each contract year without being assessed a surrender charge. If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. We will deduct amounts surrendered first from any gain in the contract and then from premiums paid. We do not assess the surrender charge upon annuitization under an Optional Payment Plan with a life contingency or a period certain guaranteeing payments for five years or more.
We may also waive the surrender charge under certain other conditions. See the
"Surrender Charge" provision of this prospectus.

We assess annual charges in the aggregate at an effective annual rate of 1.55%
against the daily net asset value of the Separate Account. These charges consist of an administrative expense charge of 0.25% and a mortality and expense risk charge of 1.30%. There is also a $25 annual contract charge, which we waive if the Contract Value is $10,000 or more at the time the charge is assessed. We also charge for the optional riders. For a complete discussion of the charges associated with the contract, see the "Charges and Other
Deductions" provision of this prospectus.

If your state assesses a premium tax with respect to your contract, then at the time we incur the tax (or at such other time as we may choose), we will deduct those amounts from premium payments or the Contract Value, as applicable. See the "Charges and Other Deductions" and the "Deductions for Premium Taxes"
provisions of this prospectus.

There are also expenses associated with the Portfolios. These include management fees and other expenses associated with the daily operation of each
Portfolio, as well as Rule 12b-1 fees or service share fees, if applicable. See the "Fee Tables" provision of this prospectus. A Portfolio may also impose a redemption charge on Subaccount assets that are redeemed from the Portfolio in connection with a transfer. Portfolio expenses, including any redemption charges, are more fully described in the prospectus for each Portfolio.

                                      10

We pay compensation to broker-dealers who sell the contracts. For a discussion of this compensation, see the "Sales of the Contracts" provision of this prospectus.

We offer other variable annuity contracts in the Separate Account (and our other separate accounts) that also invest in the same (or many of the same)
Portfolios of the Funds offered under the contract. These other contracts may have different charges and may offer different benefits more suitable to your needs. To obtain more information about these contracts, including a prospectus, contact your registered representative, or call (800) 352-9910.

How much must I pay and how often?  Subject to certain minimum and maximum payments, the amount and frequency of your premium payments are flexible. See
"The Contract -- Premium Payments" provision of this prospectus.

How will my income payments be calculated?  We will pay you a monthly income beginning on the Maturity Date if the Annuitant is still living. You may also decide to take income payments under one of the Optional Payment Plans. We will base your initial payment on Contract Value and other factors. See the "Income
Payments" provision of this prospectus.

What happens if I die before the Maturity Date?  Before the Maturity Date, if an owner, joint owner, or Annuitant dies while the contract is in force, we will treat the designated beneficiary as the sole owner of the contract, subject to certain distribution rules. We may pay a death benefit to the designated beneficiary(ies). See the "Death of the Owner and/or Annuitant"
provision of this prospectus.

May I transfer assets among Subaccounts and to and from the Guarantee
Account?  You may transfer assets among the Subaccounts and you may transfer assets to and from the Guarantee Account. However, there are limitations imposed by your contract on both the number of transfers that may be made per calendar year, as well as limitations on transfer rights.

For transfers among the Subaccounts and transfers to the Subaccounts from the
Guarantee Account, the minimum transfer amount is currently $100 or the entire balance in the Subaccount if the transfer will leave a balance of less than
$100. See the "Transfers," "Income Payments -- Transfers After the Maturity
Date," and "The Guarantee Account" provisions of this prospectus.

May I surrender the contract or take a partial surrender?  Yes, subject to contract requirements and restrictions imposed under certain retirement plans.

If you surrender the contract or take a partial surrender, we may assess a surrender charge as discussed above. In addition, you will ordinarily be subject to income tax (except for qualified distributions from a Roth IRA) and, if you are younger than age 59 1/2 at the time of the surrender or partial surrender, a 10% IRS penalty tax. A total surrender or a partial surrender may also be subject to tax withholding. See the "Tax Matters" provision of this prospectus. A partial surrender will reduce the death benefit by the proportion that the partial surrender (including any applicable surrender charge and premium tax) reduces your Contract Value. See the "Death of Owner and/or
Annuitant" provision of this prospectus for more information.

Do I get a free look at this contract?  Yes. You have the right to return the contract to us at our Home Office at the address listed on page 1 of this prospectus, and have us cancel the contract within a certain number of days
(usually 10 days from the date you receive the contract, but some states require different periods).

If you exercise this right, we will cancel the contract as of the Valuation Day we receive it at our Home Office and send you a refund computed as of that date. Your refund will be computed as follows:

   (1) if your Contract Value has increased or has stayed the same, your refund will equal your Contract Value, minus any Bonus Credits applied, but plus any mortality and expense risk charges and administrative expense charges we deducted on or before the date we received the returned contract at our Home Office;

   (2) if your Contract Value has decreased, your refund will equal your
       Contract Value, minus any Bonus Credits applied, but plus any mortality and expense risk charges and administrative expense charges we deducted on or before the date we received the returned contract and plus any investment loss, including any charges made by the Portfolios, attributable to Bonus Credits as of the date we received the returned contract at our Home Office; or

   (3) if required by the law of your state, your premium payments minus any partial surrenders you previously have taken.

You receive any gains and we bear any losses attributable to the Bonus Credits during the free look period. We do not assess a surrender charge when your contract is surrendered during the free-look period. See the "Return Privilege"
provision of this prospectus for more information.

Are there any risks to purchasing a death benefit rider option?  Guaranteed benefits provided under a death benefit rider option, as well as any other contractual guarantee, are

                                      11

guaranteed by the claims paying ability of the Company's General Account and our long-term ability to make payments. See the "Financial Condition of the
Company" provision of this prospectus for more information.

When are my allocations effective when purchasing this contract?  Within two business days after we receive all the information necessary to process your purchase order, we will allocate your initial premium payment directly to the
Guarantee Account and/or the Subaccounts that correspond to the Portfolios you choose. See "The Contract -- Allocation of Premium Payments" provision of this prospectus.

What are the federal tax implications of my investment in the contract?  Generally all investment earnings under the contract are tax-deferred until withdrawn or until income payments begin. A distribution from the contract, which includes a full or partial surrender or payment of a death benefit, will generally result in taxable income (except for a qualified distribution from a Roth IRA) if there has been an increase in the Contract
Value. In certain circumstances, a 10% IRS penalty tax may also apply. All amounts includable in income with respect to the contract are taxed as ordinary income; no amounts are taxed at the special lower rates applicable to long term capital gains and corporate dividends. See the "Tax Matters" provision of this prospectus.

CONDENSED FINANCIAL INFORMATION

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges which may vary from contract to contract. Please refer to the Statement of Additional Information for more information on the calculation of
Accumulation Unit values.

Please see Appendix B of this prospectus for tables of Accumulation Unit values.

THE COMPANY

We are a stock life insurance company operating under a charter granted by the
Commonwealth of Virginia on March 21, 1871. We principally offer life insurance policies and annuity contracts. We do business in 49 states, the District of
Columbia and Bermuda. Our principal offices are at 6610 West Broad Street,
Richmond, Virginia 23230. We are obligated to pay all amounts promised under the contract.

Capital Brokerage Corporation serves as principal underwriter for the contracts and is a broker/dealer registered with the SEC. Genworth North America
Corporation (formerly, GNA Corporation) directly owns the stock of Capital
Brokerage Corporation and the Company. Genworth North America Corporation is
indirectly owned by Genworth Financial, Inc., a public company.

FINANCIAL CONDITION OF THE COMPANY

Many financial services companies, including insurance companies, continue to face challenges in the persistent low interest rate environment of the past decade, and we are not immune to those challenges. We know it is important for you to understand how this market environment may impact your Contract Value and our ability to meet the guarantees under your contract.

Assets in the Separate Account.  You assume all of the investment risk for
Contract Value allocated to the Subaccounts. Your Contract Value in the
Subaccounts is part of the assets of the Separate Account. These assets may not be charged with liabilities arising from any other business that we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the Separate
Account assets exceed the Separate Account liabilities arising under the contracts supported by it. This means that, with very limited exceptions, all assets in the Separate Account attributable to your Contract Value and that of all other contract owners would receive a priority of payment status over other claims in the event of an insolvency or receivership. See "The Separate
Account" provision of this prospectus.

Assets in the General Account.  You also may be permitted to make allocations to the Guarantee Account, which is part of our General Account. In addition, any guarantees under the contract that exceed your Contract Value, such as those associated with the living benefit rider options or the death benefit rider options, are paid from our General Account (not the Separate Account).
Therefore, any amounts that we may pay under the contract in excess of your value in the Separate Account are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. We issue
(or have issued) other types of insurance policies and financial products as well, and we also pay our obligations under these products from our assets in the General Account. In the event of an insolvency or receivership, payments we make from our General Account to satisfy claims under the contract would generally receive the same priority as our other policy holder obligations.
This means that in the event of an insolvency or receivership, you may receive only a portion, or none, of the payments you are due under the contract. See
"The Guarantee Account" provision of this prospectus.

Our Financial Condition.  As an insurance company, we are required by state insurance regulation to hold a specified

                                      12

amount of reserves in order to meet all the contractual obligations of our
General Account to our contract owners. In order to meet our claims-paying obligations, we regularly monitor our reserves to ensure we hold sufficient amounts to cover actual or expected contract and claims payments. In addition, we actively hedge our investments in our General Account, while also requiring contract owners to allocate premium payments to an Investment Strategy if a living benefit rider option has been elected. However, it is important to note that there is no guarantee that we will always be able to meet our claims paying obligations, and that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer's operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our General Account assets, which include, but are not limited to, bonds, mortgages, general real estate investments, and stocks, as well as the loss in value of these investments resulting from a loss in their market value.

The market effects on our investment portfolio have caused us to re-evaluate product offerings. We continue to evaluate our investment portfolio to mitigate market risk and actively manage the investments in the portfolio.

The Company is exposed to potential risks associated with the recent outbreak of the coronavirus pandemic. The COVID-19 pandemic has disrupted the global economy and financial markets, business operations, and consumer behavior and confidence. As a result, the Company could experience significant declines in asset valuations and potential material asset impairments, as well as unexpected changes in persistency rates, as policyholders and contract owners who are affected by the COVID-19 pandemic may not be able to meet their contractual obligations, such as premium payments on their insurance policies.
The COVID-19 pandemic has decreased historic low interest rates even further and could also significantly increase the Company's mortality and morbidity experience above the assumptions it used in pricing its insurance and investment products, all of which could result in higher reserve charges and an adverse impact to the Company's financial results. The COVID-19 pandemic could also disrupt medical and financial services and has resulted in Genworth
Financial, Inc. practicing social distancing with its employees through office closures, all of which could disrupt the Company's normal business operations.
While the ongoing impact of the COVID-19 pandemic is very difficult to predict, the related outcomes and impact on the Company will depend on the length and severity of the COVID-19 pandemic and shape of the economic recovery. The
Company continues to monitor the COVID-19 pandemic developments and the potential financial impacts on its business. However, given the specific risks to its business, it is possible the COVID-19 pandemic will have a material adverse impact on the Company, including a material adverse effect on its financial condition and results of operations.

How to Obtain More Information.  We encourage both existing and prospective contract owners to read and understand our financial statements. We prepare our financial statements on a statutory basis. Our audited financial statements, as well as the financial statements of the Separate Account, are located in the
Statement of Additional Information. If you would like a free copy of the
Statement of Additional Information, call (800) 352-9910 or write to our Home
Office at the address listed on page 1 of this prospectus. In addition, the
Statement of Additional Information is available on our website at
www.genworth.com or the SEC's website at www.sec.gov. You may obtain our audited statutory financial statements and any unaudited statutory financial statements that may be available by visiting our website at www.genworth.com.

You also will find on our website information on ratings assigned to us by one or more independent rating organizations. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance and annuity contracts based on its financial strength and/or claims-paying ability.

THE SEPARATE ACCOUNT

We established the Separate Account as a separate investment account on
August 19, 1987. The Separate Account may invest in mutual funds, unit investment trusts, managed separate accounts, and other portfolios. We use the
Separate Account to support the contract as well as for other purposes permitted by law.

Currently, there are multiple Subaccounts of the Separate Account available under the contract. Each Subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio of the Funds.

The assets of the Separate Account belong to us. Nonetheless, we do not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business which we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate
Account are credited to or charged against the Separate Account without regard to the income,

                                      13

gains, or losses arising out of any other business we may conduct. Guarantees made under the contract, including any rider options, are based on the claims paying ability of the Company to the extent that the amount of the guarantee exceeds the assets available in the Separate Account.

We registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). The Separate Account
meets the definition of a separate account under the Federal securities laws.
Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. You assume the full investment risk for all amounts you allocate to the Separate Account.

If permitted by law, we may deregister the Separate Account under the 1940 Act in the event registration is no longer required; manage the Separate Account under the direction of a committee; or combine the Separate Account with one of our other separate accounts. Further, to the extent permitted by applicable law, we may transfer the assets of the Separate Account to another separate account.

The Portfolios

There is a separate Subaccount which corresponds to each Portfolio of a Fund offered in this contract. You select the Subaccounts to which you allocate premium payments and Contract Value. You currently may change your future premium payment allocation without penalty or charges. However, there are limitations on the number of transfers that may be made each calendar year. See the "Transfers" provision of this prospectus for additional information.

Each Fund is registered with the SEC as an open-end management investment company under the 1940 Act. The assets of each Portfolio are separate from other portfolios of a Fund and each Portfolio has separate investment objectives and policies. As a result, each Portfolio operates as a separate
Portfolio and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio.

Certain Portfolios may invest substantially all of their assets in portfolios of other funds. As a result, you will pay fees and expenses at both portfolio levels. This will reduce your investment return. These arrangements are referred to as "funds of funds" or "master-feeder funds." Funds of funds or master-feeder structures may have higher expenses than Portfolios that invest directly in debt or equity securities.

Certain Portfolios may employ hedging strategies to provide for downside protection during sharp downward movements in equity markets. The cost of these hedging strategies could limit the upside participation of the Portfolio in rising equity markets relative to other Portfolios. You should consult with your registered representative to determine which combination of investment choices is appropriate for you.

Before choosing a Subaccount to which you will allocate your premium payments and Contract Value, carefully read the prospectus for each Portfolio, along with this prospectus. You may obtain the most recent prospectus for each
Portfolio by calling us at (800) 352-9910, or writing us at 6610 West Broad
Street, Richmond, Virginia 23230. You may also obtain copies of the prospectus for each Portfolio on our website at www.genworth.com, hover over "Customer
Service" and then click on "Prospectuses." We summarize the investment objectives of each Portfolio below. There is no assurance that any of the
Portfolios will meet its objectives. We do not guarantee any minimum value for the amounts you allocate to the Separate Account. You bear the investment risk of investing in the Subaccounts.

The investment objectives and policies of certain Portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the
Portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the Portfolios will be comparable to the investment results of any other Portfolio, even if the other Portfolio has the same investment adviser or manager, or if the other Portfolio has a similar name.

                                      14

Subaccounts

You may allocate premium payments in the Portfolios listed below, in addition to the Guarantee Account (if available), at any one time.


                         Subaccount                                   Investment Objective
                         ---------------------------------------------------------------------------
AB VARIABLE PRODUCTS     AB Global Thematic Growth            Long-term growth of capital.
SERIES FUND, INC.        Portfolio -- Class B
                         ---------------------------------------------------------------------------
                         AB Growth and Income                 Long-term growth of capital.
                         Portfolio -- Class B
                         ---------------------------------------------------------------------------
                         AB Large Cap Growth                  Long-term growth of capital.
                         Portfolio -- Class B
                         ---------------------------------------------------------------------------
                         AB Small Cap Growth                  Long-term growth of capital.
                         Portfolio -- Class B
                         ---------------------------------------------------------------------------
AIM VARIABLE INSURANCE   Invesco V.I. American Franchise      To seek capital growth.
FUNDS (INVESCO VARIABLE  Fund -- Series I shares
INSURANCE FUNDS)
                         ---------------------------------------------------------------------------
                         Invesco V.I. American Value          Long-term capital appreciation.
                         Fund -- Series II shares (formerly,
                         Invesco V.I. Value Opportunities
                         Fund -- Series II shares)
                         ---------------------------------------------------------------------------
                         Invesco V.I. Capital Appreciation    The Fund seeks capital appreciation.
                         Fund -- Series II shares (formerly,
                         Invesco Oppenheimer V.I. Capital
                         Appreciation Fund -- Series II
                         Shares)
                         ---------------------------------------------------------------------------
                         Invesco V.I. Core Equity Fund --     Long-term growth of capital.
                         Series I shares
                         ---------------------------------------------------------------------------
                         Invesco V.I. Discovery Mid Cap       The Fund seeks capital appreciation.
                         Growth Fund -- Series II shares
                         (formerly, Invesco Oppenheimer
                         V.I. Discovery Mid Cap Growth
                         Fund -- Series II Shares)
                         ---------------------------------------------------------------------------
                         Invesco V.I. Global Fund -- Series   The Fund seeks capital appreciation.
                         II shares (formerly, Invesco
                         Oppenheimer V.I. Global
                         Fund -- Series II Shares)
                         ---------------------------------------------------------------------------
                         Invesco V.I. Main Street             The Fund seeks capital appreciation.
                         Fund(R) -- Series II shares
                         (formerly, Invesco Oppenheimer
                         V.I. Main Street Fund(R) -- Series
                         II Shares)
                         ---------------------------------------------------------------------------
                         Invesco V.I. Main Street Small       The Fund seeks capital appreciation.
                         Cap Fund(R) -- Series II shares
                         (formerly, Invesco Oppenheimer
                         V.I. Main Street Small Cap
                         Fund(R) -- Series II Shares)
                         ---------------------------------------------------------------------------
BNY MELLON               BNY Mellon Sustainable U.S.          The fund seeks long-term capital
                         Equity Portfolio, Inc. -- Initial    appreciation.
                         Shares
                         ---------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE  Columbia Variable Portfolio --       The fund seeks long-term growth of
SERIES TRUST II          Overseas Core Fund -- Class 2        capital.

                         ---------------------------------------------------------------------------
                         CTIVP/SM /-- Loomis Sayles           The fund seeks long-term growth of
                         Growth Fund -- Class 1               capital.

                         ---------------------------------------------------------------------------
                                         Adviser (and Sub-Adviser(s),
        Investment Objective                    as applicable)
--------------------------------------------------------------------------
Long-term growth of capital.          AllianceBernstein, L.P.

--------------------------------------------------------------------------
Long-term growth of capital.          AllianceBernstein, L.P.

--------------------------------------------------------------------------
Long-term growth of capital.          AllianceBernstein, L.P.

--------------------------------------------------------------------------
Long-term growth of capital.          AllianceBernstein, L.P.

--------------------------------------------------------------------------
To seek capital growth.               Invesco Advisers, Inc.

--------------------------------------------------------------------------
Long-term capital appreciation.       Invesco Advisers, Inc.

--------------------------------------------------------------------------
The Fund seeks capital appreciation.  Invesco Advisers, Inc.

--------------------------------------------------------------------------
Long-term growth of capital.          Invesco Advisers, Inc.

--------------------------------------------------------------------------
The Fund seeks capital appreciation.  Invesco Advisers, Inc.

--------------------------------------------------------------------------
The Fund seeks capital appreciation.  Invesco Advisers, Inc.

--------------------------------------------------------------------------
The Fund seeks capital appreciation.  Invesco Advisers, Inc.

--------------------------------------------------------------------------
The Fund seeks capital appreciation.  Invesco Advisers, Inc.

--------------------------------------------------------------------------
The fund seeks long-term capital      BNY Mellon Investment Adviser,
appreciation.                         Inc. (subadvised by Newton
  Investment Management Limited)
--------------------------------------------------------------------------
The fund seeks long-term growth of    Columbia Management Investment
capital.                              Advisers, LLC (subadvised by
                                      Threadneedle International Limited)
--------------------------------------------------------------------------
The fund seeks long-term growth of    Columbia Management Investment
capital.                              Advisers, LLC (subadvised by
                                      Loomis, Sayles & Company, L.P.)
--------------------------------------------------------------------------

                                      15


                         Subaccount                                     Investment Objective
                         --------------------------------------------------------------------------------
EATON VANCE VARIABLE     VT Floating-Rate Income Fund         To provide a high level of current
TRUST                                                         income.
                         --------------------------------------------------------------------------------
FEDERATED HERMES         Federated Hermes High Income         Seeks high current income.
INSURANCE SERIES         Bond Fund II - Service Shares
                         --------------------------------------------------------------------------------
                         Federated Hermes Kaufmann            Seeks capital appreciation.
                         Fund II - Service Shares

                         --------------------------------------------------------------------------------
FIDELITY(R) VARIABLE     VIP Contrafund(R) Portfolio --       Seeks long-term capital appreciation.
INSURANCE PRODUCTS FUND  Service Class 2

                         --------------------------------------------------------------------------------
                         VIP Dynamic Capital                  Seeks capital appreciation.
                         Appreciation Portfolio --
                         Service Class 2
                         --------------------------------------------------------------------------------
                         VIP Equity-Income Portfolio --       Seeks reasonable income. The fund will
                         Service Class 2                      also consider the potential for capital
                                                              appreciation. The fund's goal is to
                                                              achieve a yield which exceeds the
                                                              composite yield on the securities
                                                              comprising the S&P 500(R) Index.
                         --------------------------------------------------------------------------------
                         VIP Growth Portfolio --              Seeks to achieve capital appreciation.
                         Service Class 2
                         --------------------------------------------------------------------------------
                         VIP Growth & Income Portfolio --     Seeks high total return through a
                         Service Class 2                      combination of current income and
                                                              capital appreciation.
                         --------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE   Goldman Sachs Government             Maximize current income to the extent
INSURANCE TRUST          Money Market Fund --                 consistent with the preservation of
                         Service Shares/1/                    capital and the maintenance of liquidity
                                                              by investing exclusively in high quality
                                                              money market instruments.
                         --------------------------------------------------------------------------------
JANUS ASPEN SERIES       Janus Henderson Balanced             Seeks long-term capital growth,
                         Portfolio -- Service Shares          consistent with preservation of capital
                                                              and balanced by current income.
                         --------------------------------------------------------------------------------
                         Janus Henderson Enterprise           Seeks long-term growth of capital.
                         Portfolio -- Service Shares
                         --------------------------------------------------------------------------------
                         Janus Henderson Forty Portfolio      A non-diversified portfolio/2/ that seeks
                         -- Service Shares                    long-term growth of capital.
                         --------------------------------------------------------------------------------
                         Janus Henderson Global Research      Seeks long-term growth of capital in a
                         Portfolio -- Service Shares          manner consistent with preservation of
                                                              capital.
                         --------------------------------------------------------------------------------
                         Janus Henderson Global Technology    Seeks long-term growth of capital.
                         and Innovation Portfolio -- Service
                         Shares
                         --------------------------------------------------------------------------------
                                              Adviser (and Sub-Adviser(s),
          Investment Objective                      as applicable)
------------------------------------------------------------------------------
To provide a high level of current         Eaton Vance Management
income.
------------------------------------------------------------------------------
Seeks high current income.                 Federated Investment Management
 Company
------------------------------------------------------------------------------
Seeks capital appreciation.                Federated Equity Management
       Company of Pennsylvania
                                           (subadvised by Federated Global
                                           Investment Management Corp.)
------------------------------------------------------------------------------
Seeks long-term capital appreciation.      Fidelity Management & Research
                                           Company LLC (FMR) (subadvised by
                                           FMR Investment Management (UK)
                                           Limited (FMR UK), Fidelity
                                           Management & Research
                                           (Hong Kong) Limited (FMR H.K.),
                                           and Fidelity Management & Research
                                           (Japan) Limited (FMR Japan))
------------------------------------------------------------------------------
Seeks capital appreciation.                FMR (subadvised by FMR UK,
       FMR H.K., and FMR Japan)

------------------------------------------------------------------------------
Seeks reasonable income. The fund will     FMR (subadvised by FMR UK,
also consider the potential for capital    FMR H.K., and FMR Japan)
appreciation. The fund's goal is to
achieve a yield which exceeds the
composite yield on the securities
comprising the S&P 500(R) Index.
------------------------------------------------------------------------------
Seeks to achieve capital appreciation.     FMR (subadvised by FMR UK,
                                           FMR H.K., and FMR Japan)
------------------------------------------------------------------------------
Seeks high total return through a          FMR (subadvised by FMR UK,
combination of current income and          FMR H.K., and FMR Japan)
capital appreciation.
------------------------------------------------------------------------------
Maximize current income to the extent      Goldman Sachs Asset Management,
consistent with the preservation of        L.P.
capital and the maintenance of liquidity
by investing exclusively in high quality
money market instruments.
------------------------------------------------------------------------------
Seeks long-term capital growth,            Janus Capital Management LLC
consistent with preservation of capital
and balanced by current income.
------------------------------------------------------------------------------
Seeks long-term growth of capital.         Janus Capital Management LLC

------------------------------------------------------------------------------
A non-diversified portfolio/2/ that seeks  Janus Capital Management LLC long-term growth of capital.
------------------------------------------------------------------------------
Seeks long-term growth of capital in a     Janus Capital Management LLC
manner consistent with preservation of
capital.
------------------------------------------------------------------------------
Seeks long-term growth of capital.         Janus Capital Management LLC

------------------------------------------------------------------------------

                    /1/ There can be no assurance that the Goldman Sachs
                        Government Money Market Fund will be able to maintain a
                        stable net asset value per share. During extended
                        periods of low interest rates, the yield on the Goldman
                        Sachs Government Money Market Fund may become extremely
                        low and possibly negative.

                    /2/ A non-diversified portfolio is a portfolio that may
                        hold a larger position in a smaller number of
                        securities than a diversified portfolio. This means
                        that a single security's increase or decrease in value
                        may have a greater impact on the return and net asset
                        value of a non-diversified portfolio than a diversified
                        portfolio.

                                      16


                           Subaccount                                  Investment Objective
                           ----------------------------------------------------------------------------
LEGG MASON PARTNERS        ClearBridge Variable Aggressive    Seeks capital appreciation.
VARIABLE EQUITY TRUST      Growth Portfolio -- Class II

                           ----------------------------------------------------------------------------
                           ClearBridge Variable Large Cap     Seeks long-term growth of capital.
                           Value Portfolio -- Class I         Current income is a secondary
                                                              objective.

                           ----------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE  MFS(R) Investors Trust Series --   The fund's investment objective is to
TRUST                      Service Class Shares               seek capital appreciation.
                           ----------------------------------------------------------------------------
                           MFS(R) New Discovery Series --     The fund's investment objective is to
                           Service Class Shares               seek capital appreciation.
                           ----------------------------------------------------------------------------
                           MFS(R) Utilities Series --         The fund's investment objective is to
                           Service Class Shares               seek total return.
                           ----------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE  MFS(R) Massachusetts Investors     The fund's investment objective is to
TRUST II                   Growth Stock Portfolio --          seek capital appreciation.
                           Service Class Shares
                           ----------------------------------------------------------------------------
PIMCO VARIABLE             Foreign Bond Portfolio (U.S.       Seeks maximum total return,
INSURANCE TRUST            Dollar Hedged) -- Administrative   consistent with preservation of capital
                           Class Shares                       and prudent investment management.
                           ----------------------------------------------------------------------------
                           High Yield Portfolio --            Seeks to maximize total return,
                           Administrative Class Shares        consistent with preservation of capital
                                                              and prudent investment management.
                           ----------------------------------------------------------------------------
                           Long-Term U.S. Government          Seeks maximum total return,
                           Portfolio -- Administrative        consistent with preservation of capital
                           Class Shares                       and prudent investment management.
                           ----------------------------------------------------------------------------
                           Total Return Portfolio --          Seeks maximum total return,
                           Administrative Class Shares        consistent with preservation of capital
                                                              and prudent investment management.
                           ----------------------------------------------------------------------------
THE PRUDENTIAL SERIES      International Growth Portfolio --  Seeks long-term growth of capital.
FUND                       Class II Shares (formerly, SP
                           International Growth Portfolio --
                           Class II Shares)

                           ----------------------------------------------------------------------------
                           Mid-Cap Growth Portfolio --        Seeks long-term capital appreciation.
                           Class II Shares (formerly, SP
                           Prudential U.S. Emerging Growth
                           Portfolio -- Class II Shares)
                           ----------------------------------------------------------------------------
                           PGIM Jennison Blend Portfolio --   Seeks long-term growth of capital.
                           Class II Shares (formerly, Equity
                           Portfolio -- Class II Shares)
                           ----------------------------------------------------------------------------
                           PGIM Jennison Focused Blend        Seeks long-term growth of capital.
                           Portfolio -- Class II Shares
                           (formerly, Jennison 20/20 Focus
                           Portfolio -- Class II Shares)
                           ----------------------------------------------------------------------------
                           PGIM Jennison Growth Portfolio     Seeks long-term growth of capital.
                           -- Class II Shares (formerly,
                           Jennison Portfolio --Class II
                           Shares)
                           ----------------------------------------------------------------------------
                                             Adviser (and Sub-Adviser(s),
         Investment Objective                      as applicable)
------------------------------------------------------------------------------
Seeks capital appreciation.              Legg Mason Partners Fund Advisor,
 LLC (subadvised by ClearBridge
                                         Investments, LLC; Western Asset
                                         Management Company manages the
                                         portion of the fund's cash and short
                                         term investments allocated to it)
------------------------------------------------------------------------------
Seeks long-term growth of capital.       Legg Mason Partners Fund Advisor,
Current income is a secondary            LLC (subadvised by ClearBridge
objective.                               Investments, LLC; Western Asset
                                         Management Company manages the
                                         portion of the fund's cash and short
                                         term investments allocated to it)
------------------------------------------------------------------------------
The fund's investment objective is to    Massachusetts Financial Services
seek capital appreciation.               Company
------------------------------------------------------------------------------
The fund's investment objective is to    Massachusetts Financial Services
seek capital appreciation.               Company
------------------------------------------------------------------------------
The fund's investment objective is to    Massachusetts Financial Services
seek total return.                       Company
------------------------------------------------------------------------------
The fund's investment objective is to    Massachusetts Financial Services
seek capital appreciation.               Company

------------------------------------------------------------------------------
Seeks maximum total return,              Pacific Investment Management
consistent with preservation of capital  Company LLC
and prudent investment management.
------------------------------------------------------------------------------
Seeks to maximize total return,          Pacific Investment Management
consistent with preservation of capital  Company LLC
and prudent investment management.
------------------------------------------------------------------------------
Seeks maximum total return,              Pacific Investment Management
consistent with preservation of capital  Company LLC
and prudent investment management.
------------------------------------------------------------------------------
Seeks maximum total return,              Pacific Investment Management
consistent with preservation of capital  Company LLC
and prudent investment management.
------------------------------------------------------------------------------
Seeks long-term growth of capital.       PGIM Investments LLC (subadvised
 by Jennison Associates LLC,
       Neuberger Berman Investment
       Advisers LLC and William Blair
                                         Investment Management LLC)
------------------------------------------------------------------------------
Seeks long-term capital appreciation.    PGIM Investments LLC (subadvised
       by Jennison Associates LLC)

------------------------------------------------------------------------------
Seeks long-term growth of capital.       PGIM Investments LLC (subadvised
       by Jennison Associates LLC)

------------------------------------------------------------------------------
Seeks long-term growth of capital.       PGIM Investments LLC (subadvised
       by Jennison Associates LLC)

------------------------------------------------------------------------------
Seeks long-term growth of capital.       PGIM Investments LLC (subadvised
       by Jennison Associates LLC)

------------------------------------------------------------------------------

                                      17


                       Subaccount                                  Investment Objective
                       ----------------------------------------------------------------------------
RYDEX VARIABLE TRUST   NASDAQ-100(R) Fund/1/              Seeks to provide investment results
                                                          that correspond to a benchmark for
                                                          over-the-counter securities. The
                                                          portfolio's current benchmark is the
                                                          NASDAQ 100 Index(TM).
                       ----------------------------------------------------------------------------
STATE STREET VARIABLE  Income V.I.S. Fund --              Seeks maximum income consistent
INSURANCE SERIES       Class 1 Shares                     with prudent investment management
FUNDS, INC.                                               and the preservation of capital.
                       ----------------------------------------------------------------------------
                       Premier Growth Equity V.I.S.       Seeks long-term growth of capital and
                       Fund -- Class 1 Shares             future income rather than current
                                                          income.
                       ----------------------------------------------------------------------------
                       Real Estate Securities V.I.S.      Seeks maximum total return through
                       Fund -- Class 1 Shares             current income and capital
                                                          appreciation.
                       ----------------------------------------------------------------------------
                       S&P 500(R) Index V.I.S. Fund/ /--  Seeks growth of capital and
                       Class 1 Shares/2/                  accumulation of income that
                                                          corresponds to the investment return of
                                                          the S&P 500(R) Index.
                       ----------------------------------------------------------------------------
                       Small-Cap Equity V.I.S. Fund --    Seeks long-term growth of capital.
                       Class 1 Shares

                       ----------------------------------------------------------------------------
                       Total Return V.I.S. Fund --        Seeks the highest total return,
                       Class 1 Shares                     composed of current income and
                                                          capital appreciation, as is consistent
                                                          with prudent investment risk.
                       ----------------------------------------------------------------------------
                       U.S. Equity V.I.S. Fund --         Seeks long-term growth of capital.
                       Class 1 Shares
                       ----------------------------------------------------------------------------
                                           Adviser (and Sub-Adviser(s),
         Investment Objective                    as applicable)
--------------------------------------------------------------------------
Seeks to provide investment results      Securities Global Investors, LLC
that correspond to a benchmark for       known as Guggenheim Investments
over-the-counter securities. The
portfolio's current benchmark is the
NASDAQ 100 Index(TM).
--------------------------------------------------------------------------
Seeks maximum income consistent          SSGA Funds Management, Inc.
with prudent investment management
and the preservation of capital.
--------------------------------------------------------------------------
Seeks long-term growth of capital and    SSGA Funds Management, Inc.
future income rather than current
income.
--------------------------------------------------------------------------
Seeks maximum total return through       SSGA Funds Management, Inc.
current income and capital               (subadvised by CenterSquare
appreciation.                            Investment Management LLC)
--------------------------------------------------------------------------
Seeks growth of capital and              SSGA Funds Management, Inc.
accumulation of income that
corresponds to the investment return of
the S&P 500(R) Index.
--------------------------------------------------------------------------
Seeks long-term growth of capital.       SSGA Funds Management, Inc.
                                         (subadvised by Palisade Capital
                                         Management L.L.C., Champlain
                                         Investment Partners, LLC,
                                         GlobeFlex Capital, LP, Kennedy
                                         Capital Management, Inc. and
                                         SouthernSun Asset Management,
                                         Inc.)
--------------------------------------------------------------------------
Seeks the highest total return,          SSGA Funds Management, Inc.
composed of current income and
capital appreciation, as is consistent
with prudent investment risk.
--------------------------------------------------------------------------
Seeks long-term growth of capital.       SSGA Funds Management, Inc.

--------------------------------------------------------------------------

                    /1/ The NASDAQ 100 Index(TM) is an unmanaged index that is a widely recognized indicator of OTC Market performance.

                    /2/ "Standard & Poor's," "S&P," and "S&P 500" are
                        trademarks of The McGraw-Hill Companies, Inc. and have
                        been licensed for use by State Street Global Advisors.
                        The S&P 500(R) Index V.I.S. Fund is not sponsored,
                        endorsed, sold or promoted by Standard & Poor's, and
                        Standard & Poor's makes no representation or warranty,
                        express or implied, regarding the advisability of
                        investing in this portfolio or the contract.

Not all of these Portfolios may be available in all states or in all markets.

We will purchase shares of the Portfolios at net asset value and direct them to the appropriate Subaccounts. We will redeem sufficient shares of the appropriate Portfolios at net asset value to pay death benefits and surrender or partial surrender proceeds; to make income payments; or for other purposes described in the contract. We automatically reinvest all dividend and capital gain distributions of the Portfolios in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, we do not pay Portfolio dividends or Portfolio distributions out to owners as additional units, but instead reflect them in unit values.

Shares of the Portfolios are not sold directly to the general public. They are sold to us, and they may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies. In addition, they may be sold to retirement plans.

When a Fund sells shares in any of its Portfolios both to variable annuity and to variable life insurance separate accounts, it engages in mixed funding. When a Fund sells shares in any of its Portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding.

Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other

                                      18

considerations, the interests of various shareholders participating in a Fund could conflict. A Fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the prospectuses for the Portfolios for additional information.

We reserve the right, subject to applicable law, to make additions, deletions and substitutions for the Portfolios of the Funds. We may substitute shares of other portfolios for shares already purchased, or to be purchased in the future, under the contract. This substitution might occur if shares of a
Portfolio should no longer be available, or if investment in any Portfolio's shares should become inappropriate for the purposes of the contract in the judgment of our management. In addition, the new Portfolios may have higher fees and charges than the ones they replaced. No substitution or deletion will be made without prior notice to you and before approval of the SEC, in accordance with the 1940 Act.

We also reserve the right to establish additional Subaccounts, each of which would invest in a separate Portfolio of a Fund, or in shares of another investment company, with a specified investment objective. We may also eliminate one or more Subaccounts if, in our sole discretion, marketing, tax, or investment conditions warrant. We will not eliminate a Subaccount without prior notice to you and before approval of the SEC. Not all Subaccounts may be available to all classes of contracts.

There are a number of factors that are considered when deciding what Portfolios are made available in your variable annuity contract. Such factors include:

   (1) the investment objective of the Portfolio;

   (2) the Portfolio's performance history;

   (3) the Portfolio's holdings and strategies it uses to try and meet its objectives; and

   (4) the Portfolio's servicing agreement.

The investment objective is critical because we want to have Portfolios with diverse objectives so that an investor may diversify his or her investment holdings, from a conservative to an aggressive investment portfolio, depending on the advice of his or her investment adviser and risk assessment. There is no assurance, however, that a Portfolio will achieve its stated investment objective. When selecting a Portfolio for our products, we also consider the
Portfolio's performance history compared to its peers and whether its holdings and strategies are consistent with its objectives. Please keep in mind that past performance does not guarantee future results. Finally, it is important for us to be able to provide you with a wide array of the services that facilitate your investment program relating to your allocation in Subaccounts that invest in the Portfolios. The Company does not provide investment advice and does not recommend or endorse any particular Subaccount or Portfolio. You bear the entire risk of any decline in your Contract Value resulting from the investment performance of the Subaccounts you have chosen.

Payments from Funds and Fund Affiliates.  We have entered into agreements with either the investment adviser or distributor of each of the Funds and/or, in certain cases, a Portfolio, under which the Portfolio, the adviser or distributor may make payments to us and/or to certain of our affiliates. We consider these payments and fees among a number of factors when deciding to add or keep a Portfolio on the menu of Portfolios that we offer through the contract. These payments may be made in connection with certain administrative and other services we provide relating to the Portfolios. Such administrative services we provide or obtain include but are not limited to: accounting transactions for variable owners and then providing one daily purchase and sale order on behalf of each Portfolio; providing copies of Portfolio prospectuses,
Statements of Additional Information and any supplements thereto; forwarding proxy voting information, gathering the
information and providing vote totals to the Portfolio on behalf of our owners;
and providing customer service on behalf of the Portfolios, including the provision of teleservicing support in connection with the Portfolios and the provision of office space, equipment, facilities and personnel as may be reasonably required or beneficial in order to provide these services to contract owners. The amount of the payments is based on a percentage of the average annual aggregate net amount we have invested in the Portfolio on behalf of the Separate Account and other separate accounts funding certain variable insurance contracts that we and our affiliates issue. These percentages differ, and some Portfolios, investment advisers or distributors pay us a greater percentage than other Portfolios, advisers or distributors based on the level of administrative and other services provided. The availability of these types of arrangements may create an incentive for us to seek and to add as an investment option under the contract funds or portfolios (and classes of shares of such portfolios) that pay us higher amounts. Other funds or portfolios (or available classes of shares of such portfolios) with substantially similar investment objectives may have lower fees and better overall investment performance than the Funds and Portfolios offered through your contract.

We may realize a profit from payments received from a Portfolio or from the adviser and/or the distributor. We may use the proceeds of such payment to pay for the services described above or for any corporate purpose, including payment of

                                      19

expenses (i) that we and/or our affiliates incur in promoting, marketing and administering the contracts, and (ii) that we incur, in our role as intermediary, in maintaining the Portfolios as investment options and facilitating the Subaccounts' investment in the Portfolios

The amount received from certain Portfolios for the assets allocated to the
Portfolios from the Separate Account during 2020 ranged from 0.15% to 0.25% of annualized average daily net assets. The Portfolios that pay a service fee to us are:

Eaton Vance Variable Trust:
  VT Floating-Rate Income Fund

PIMCO Variable Insurance Trust:
  Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares
  High Yield Portfolio -- Administrative Class Shares
  Long-Term U.S. Government Portfolio -- Administrative Class Shares
  Total Return Portfolio -- Administrative Class Shares

The Prudential Series Fund:
  International Growth Portfolio -- Class II Shares (formerly, SP International
  Growth Portfolio -- Class II Shares)
  Mid-Cap Growth Portfolio -- Class II Shares (formerly, SP Prudential U.S.
  Emerging Growth Portfolio -- Class II Shares)
  PGIM Jennison Blend Portfolio -- Class II Shares (formerly, Equity Portfolio
  -- Class II Shares)
  PGIM Jennison Focused Blend Portfolio -- Class II Shares (formerly, Jennison
  20/20 Focus Portfolio -- Class II Shares)
  PGIM Jennison Growth Portfolio -- Class II Shares (formerly, Jennison
  Portfolio -- Class II Shares)

State Street Variable Insurance Series Funds, Inc.:
  Total Return V.I.S. Fund -- Class 1 Shares

As noted above, an investment adviser or distributor of a Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be derived, in whole or in part, from the profits the investment adviser or sub-adviser receives on the advisory fee deducted from Portfolio assets. Contract owners, through their indirect investment in the Portfolios, bear the costs of these advisory fees (see the prospectuses for the Portfolios for more information). The amount received from the adviser and/or the distributor for the assets allocated to the Portfolios from the Separate
Account during 2020 ranged from 0.076% to 0.35%. Payment of these amounts is not an additional charge to you by the Funds or by us, but comes from the
Fund's investment adviser or distributor. These payments may vary by Portfolio.
Therefore, the amount of such payments paid to us may be greater or smaller based on the Portfolios you select.

In addition to the asset-based payments for administrative and other services described above, the investment adviser or the distributor of the Fund may also pay us or our affiliate Capital Brokerage Corporation, to participate in periodic sales meetings, for expenses relating to the production of promotional sales literature and for other expenses or services. The amount paid to us, or our affiliate Capital Brokerage Corporation, may be significant. Payments to participate in sales meetings may provide a Fund's investment adviser or distributor with greater access to our internal and external wholesalers to provide training, marketing support and educational presentations.

In consideration of services provided and expenses incurred by Capital
Brokerage Corporation in distributing shares of the Funds, Capital Brokerage
Corporation also receives Rule 12b-1 fees from AB Variable Products Series
Fund, Inc., AIM Variable Insurance Funds (Invesco Variable Insurance Funds),
Columbia Funds Variable Series Trust II, Eaton Vance Variable Trust, Federated
Hermes Insurance Series, Fidelity Variable Insurance Products Fund, Goldman
Sachs Variable Insurance Trust, Janus Aspen Series, Legg Mason Partners
Variable Equity Trust, MFS(R) Variable Insurance Trust, MFS(R) Variable
Insurance Trust II, and The Prudential Series Fund. See the "Fee
Tables -- Total Annual Portfolio Operating Expenses" section of this prospectus and the Fund prospectuses. These payments range up to 0.25% of Separate Account assets invested in the particular Portfolio. Certain Portfolios may accrue Rule
12b-1 fees at a higher rate (as disclosed in the prospectus for the Portfolio), but payments to us and/or Capital Brokerage Corporation may be made in a lower amount. Not all of the Portfolios may pay the same amount of Rule 12b-1 fees or shareholder servicing fees. Therefore, the amount of such fees paid to us and/or Capital Brokerage Corporation may be greater or smaller based on the
Portfolios you select.

Voting Rights

As required by law, we will vote the shares of the Portfolios held in the
Separate Account at special shareholder meetings based on instructions from you. However, if the law changes and we are permitted to vote in our own right, we may elect to do so.

Whenever a Fund calls a shareholder meeting, owners with voting interests in a
Portfolio will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Persons having a voting interest in the Portfolio will be provided with proxy voting materials, reports, other materials, and a form with which to give voting instructions.

We will determine the number of votes which you have the right to cast by applying your percentage interest in a

                                      20

Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, we will recognize fractional shares.

We will vote Portfolio shares for which no instructions are received (or instructions are not received timely) in the same proportion to those that are received. Therefore, because of proportional voting, a small number of contract owners may control the outcome of a vote. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.

THE GUARANTEE ACCOUNT

Amounts in the Guarantee Account are held in, and are part of, our General
Account. The General Account consists of our assets other than those allocated to this and other Separate Accounts. Subject to statutory authority, we have sole discretion over the investment of assets of the General Account. The assets of the General Account are chargeable with liabilities arising out of any business we may conduct.

Due to certain exemptive and exclusionary provisions of the federal securities laws, we have not registered interests in the Guarantee Account under the
Securities Act of 1933 (the "1933 Act"), and we have not registered either the
Guarantee Account or our General Account as an investment company under the
1940 Act. Accordingly, neither the interests in the Guarantee Account nor our
General Account are generally subject to regulation under the 1933 Act and the
1940 Act. Disclosures relating to the interests in the Guarantee Account and the General Account, may however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy of statements made in a registration statement. The Guarantee Account may not be available in all states or markets.

Generally, you may allocate your premium payments and/or transfer assets to the
Guarantee Account. For contracts issued on or after the later of September 2,
2003, or the date on which state insurance authorities approve applicable contract modifications, we may limit the amount that may be allocated to the
Guarantee Account. Currently, for such contracts, no more than 25% of your
Contract Value, as determined at the time of allocation, may be allocated to the Guarantee Account. In addition, where permitted by state law, we will refuse new premium payments or transfers into the Guarantee Account when your assets in the Guarantee Account are equal to or greater than 25% of your
Contract Value at the time of allocation. We generally exercise our right to limit or refuse allocations to the Guarantee Account when interest rate periods are low for prolonged periods of time. Amounts allocated to the Guarantee
Account are credited interest (as described below). Assets in the Guarantee
Account are subject to some, but not all, of the charges we assess in connection with your contract. See the "Charges and Other Deductions" provision of this prospectus.

Each time you allocate premium payments or transfer assets to the Guarantee
Account, we establish an interest rate guarantee period. For each interest rate guarantee period, we guarantee an interest rate for a specified period of time.
At the end of an interest rate guarantee period, a new interest rate will become effective, and a new interest rate guarantee period for one year will commence for the remaining portion of that particular allocation.

We determine the interest rates at our sole discretion. The determination made will be influenced by, but not necessarily correspond to, interest rates available on fixed income investments which we may acquire with the amounts we receive as premium payments or transfers of assets under the contracts. You will have no direct or indirect interest in these investments. We also will consider other factors in determining interest rates for a guarantee period including, but not limited to, regulatory and tax requirements, sales commissions, and administrative expenses borne by us, general economic trends, and competitive factors. Amounts you allocate to the Guarantee Account (if available) will not share in the investment performance of our General Account.
We cannot predict or guarantee the level of interest rates in future guarantee periods. However, the interest rates for any interest rate guarantee period will be at least the guaranteed interest rate shown in your contract.

We will notify you in writing at least 5 days prior to the expiration date of any interest rate guarantee period about the then currently available interest rate guarantee periods and the guaranteed interest rates applicable to such interest rate guarantee periods. A new one year interest rate guarantee period will commence automatically unless we receive written notice prior to the end of the 30-day period following the expiration of the interest rate guarantee period ("30-day window") of your election of a different interest rate guarantee period from among those being offered by us at that time, or instructions to transfer all or a portion of the remaining amount to one or more Subaccounts subject to certain restrictions. See the "Transfers" provision of this prospectus. During the 30-day window, the allocation will accrue interest at the new interest rate guarantee period's interest rate.

To the extent permitted by law, we reserve the right at any time to offer interest rate guarantee periods that differ than those available when we issued the contract, and to credit a higher rate of interest on premium payments allocated to the Guarantee Account participating in a Dollar Cost Averaging program than would otherwise be credited if not participating in a Dollar Cost

                                      21

Averaging program. See the "Dollar Cost Averaging Program" provision of this prospectus. Such a program may not be available to all contracts. We also reserve the right, at any time, to stop accepting premium payments or transfers of assets to a particular interest rate guarantee period. Since the specific interest rate guarantee periods available may change periodically, please contact our Home Office at the address listed on page 1 of this prospectus to determine the interest rate guarantee periods currently being offered.

CHARGES AND OTHER DEDUCTIONS

We sell the contracts through registered representatives of broker-dealers.
These registered representatives are also appointed and licensed as insurance agents of the Company. We pay commissions to the broker-dealers for selling the contracts. We intend to recover commissions, marketing, administrative and other expenses and costs of contract benefits, and other incentives we pay, through fees and charges imposed under the contracts and other corporate revenue. See the "Sales of the Contracts" provision of this prospectus for more information.

All of the charges described in this section apply to assets allocated to the
Separate Account. Assets in the Guarantee Account are subject to all of the charges described in this section except for the mortality and expense risk charge and the administrative expense charge.

We will deduct the charges described below to cover our costs and expenses, services provided, and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder. Our administrative services include:

  .  processing applications for and issuing the contracts;

  .  maintaining records;

  .  administering income payments;

  .  furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);

  .  reconciling and depositing cash receipts;

  .  providing tax forms;

  .  providing contract confirmations and periodic statements;

  .  providing toll-free inquiry services; and

  .  furnishing telephone and internet transaction services.

The risks we assume include:

  .  the risk that the death benefit will be greater than the Surrender Value;

  .  the risk that the actual life-span of persons receiving income payments under the contract will exceed the assumptions reflected in our guaranteed rates (these rates are incorporated in the contract and cannot be changed);

  .  the risk that more owners than expected will qualify for waivers of the surrender charges; and

  .  the risk that our costs in providing the services will exceed our revenues from contract charges (which cannot be changed by us).

We designed the Bonus Credit as part of the overall sales load structure for the contracts. When the contracts were designed, we set the Bonus Credit level and the level of the surrender charge to reflect the overall level of sales load and distribution expenses associated with the contracts. Although there is no specific charge for the Bonus Credit, we may use a portion of the surrender charge and mortality and expense risk charge to help recover the cost of providing the Bonus Credit under the contract. We may realize a profit from this feature.

The amount of the charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the surrender charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We also may realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

Transaction Expenses

Surrender Charge

We assess a surrender charge on partial and total surrenders of each premium payment taken within the first eight years after receipt, unless you meet the exceptions as described below. You pay this charge to compensate us for the losses we experience on contract distribution costs.

We calculate the surrender charge separately for each premium payment. For purposes of calculating this charge, we assume that you withdraw premium payments on a first-in, first-out basis. We deduct the surrender charge proportionately from the Subaccounts. However, if there are insufficient assets in the Subaccounts, we will deduct the charge from all assets in the Guarantee
Account. Charges taken from the Guarantee Account will be taken first from assets that have been in the Guarantee

                                      22

Account for the longest period of time. The surrender charge is as follows:

Number of Completed  Surrender Charge
  Years Since We    as a Percentage of
   Received the     the Premium Payment
  Premium Payment       Surrendered
---------------------------------------
         0                  8%
         1                  8%
         2                  7%
         3                  6%
         4                  5%
         5                  4%
         6                  3%
         7                  2%
     8 or more              0%
---------------------------------------

Exceptions to the Surrender Charge

We do not assess the surrender charge:

  .  of amounts of Contract Value representing gain (as defined below) or Bonus
     Credits;

  .  of free withdrawal amounts (as defined below);

  .  on total or partial surrenders taken under Optional Payment Plan 1,
     Optional Payment Plan 2 (for a period of 5 or more years), or Optional
     Payment Plan 5; or

  .  if a waiver of surrender charge provision applies.

You may surrender any gain in your contract (including any Bonus Credits) free of any surrender charge. We calculate gain in the contract as: (a) plus (b)
minus (c) minus (d), but not less than zero where:

   (a) is the Contract Value on the Valuation Day we receive your partial or total surrender request;

   (b) is the total of any partial surrenders previously taken, including surrender charges;

   (c) is the total of premium payments made; and

   (d) is the total of any gain previously surrendered.

In addition to any gain, you may partially surrender an amount equal to the greater of 10% of your total premium payments or any amount surrendered to meet minimum distribution requirements under the Code each contract year without a surrender charge (the "free withdrawal amount"). If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the
Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. We will deduct amounts surrendered first from any gain in the contract and then from premiums paid. The free withdrawal amount is not cumulative from contract year to contract year. (For tax purposes, a surrender is usually treated as a withdrawal of earnings first.).

Further, we will waive the surrender charge if you annuitize the contract under
Optional Payment Plan 1 (Life Income with Period Certain), Optional Payment
Plan 2 (Income for a Fixed Period) provided that you select a fixed period of 5 years or more, or Optional Payment Plan 5 (Joint Life and Survivor Income). See
the "Optional Payment Plans" provision of this prospectus.

We also will waive surrender charges arising from a surrender occurring before income payments begin if, at the time we receive the surrender request, we have received due proof that the Annuitant has a qualifying terminal illness, or has a qualifying confinement to a state licensed or legally operated hospital or inpatient nursing facility for a minimum period as set forth in the contract
(provided the confinement began, or the illness was diagnosed, at least one year after the contract was issued). If you surrender the contract under the terminal illness waiver, please remember that we will pay your Contract Value, which could be less than the death benefit otherwise available. All Annuitants must be age 80 or younger on the Contract Date to be eligible for this waiver.
The terms and conditions of the waivers are set forth in your contract.

Deductions from the Separate Account

We deduct from the Separate Account an amount, computed daily, at an annual rate of 1.55% of the daily net assets of the Separate Account. The charge consists of an administrative expense charge at an effective annual rate of
0.25% and a mortality and expense risk charge at an effective annual rate of 1.30%. These deductions from the Separate Account are reflected in your
Contract Value.

Charges for the Death Benefit Rider Options

Charge for the Optional Guaranteed Minimum Death Benefit

We charge you for expenses related to the Optional Guaranteed Minimum Death
Benefit. We deduct this charge against the Contract Value at each contract anniversary and at the time you fully surrender the contract. This charge is assessed in order to compensate us for the increased risks and expenses associated with providing the Guaranteed Minimum Death Benefit. We will allocate the annual charge for the Optional Guaranteed Minimum Death Benefit among the Subaccounts in the same

                                      23

proportion that your assets in each Subaccount bear to your total assets in the
Separate Account at the time we take the charge. If the assets in the Separate
Account are not sufficient to cover the charge for the Optional Guaranteed
Minimum Death Benefit, we will deduct the charge first from your assets in the
Separate Account, if any, and then from your assets in the Guarantee Account
(from the amounts that have been in the Guarantee Account for the longest period of time). At full surrender, we will charge you a pro-rata portion of the annual charge.

We guarantee that this charge will never exceed an annual rate of 0.35% of your prior contract year's average benefit amount (we currently charge 0.25%). The rate that applies to your contract is fixed at issue.

Charge for the Optional Enhanced Death Benefit

We charge you for expenses related to the Optional Enhanced Death Benefit. At the beginning of each contract year after the first contract year, we deduct a charge against the average of:

   (1) the Contract Value at the beginning of the previous contract year; and

   (2) the Contract Value at the end of the previous contract year.

At surrender, the charge is made against the average of:

   (1) the Contract Value at the beginning of the current contract year; and

   (2) the Contract Value at surrender.

The charge at surrender will be a pro rata portion of the annual charge.

We currently charge an annual rate of 0.20% of your average Contract Value as described above. However, we guarantee that this charge will never exceed an annual rate of 0.35% of your prior contract year's average Contract Value. The rate that applies to your contract will be fixed at issue. We will allocate the annual charge among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in all Subaccounts at the time we take the charge. If there are not sufficient assets in the Subaccounts to cover the charge, we will deduct the charge first from your assets in the Separate
Account, if any, and then from your assets in the Guarantee Account. Deductions from the Guarantee Account will be taken first from the amounts (including any interest earned) that have been in the Guarantee Account for the longest period of time.

Other Charges

Annual Contract Charge

We will deduct an annual contract charge of $25 from your Contract Value to compensate us for certain administrative expenses incurred in connection with the contract. We will deduct the charge on each contract anniversary and at full surrender. We will waive this charge if your Contract Value at the time of deduction is $10,000 or more.

We will allocate the annual contract charge among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the
Separate Account at the time the charge is taken. If there are insufficient assets allocated to the Separate Account, we will deduct any remaining portion of the charge from the Guarantee Account proportionally from all assets in the
Guarantee Account.

Deductions for Premium Taxes

We will deduct charges for any premium tax or other tax levied by any governmental entity from premium payments or Contract Value when the premium tax is incurred or when we pay proceeds under the contract (proceeds include surrenders, partial surrenders, income payments and death benefit payments).

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation, or by judicial action. These premium taxes generally depend upon the law of your state of residence. The tax generally ranges from 0.0% to 3.5%.

Portfolio Charges

Each Portfolio incurs certain fees and expenses. These include management fees and other expenses associated with the daily operation of each Portfolio, as well as Rule 12b-1 fees and/or service share fees, if applicable. To pay for these expenses, the Portfolio makes deductions from its assets. A Portfolio may also impose a redemption charge on Subaccount assets that are redeemed from the
Portfolio. Portfolio expenses, including any redemption charges, are more fully described in the prospectus for each Portfolio. Portfolio expenses are the responsibility of the Portfolio or Fund. They are not fixed or specified under the terms of the contract and are not the responsibility of the Company.

                                      24

Transfer Charges

We reserve the right to impose a charge of up to $10 per transfer. This charge represents the costs we incur for effecting any such transfer. We will not realize a profit from imposing this charge.

THE CONTRACT

The contract is an individual flexible deferred variable annuity contract. Your rights and benefits are described below and in the contract. There may be differences in your contract (such as differences in fees, charges, and benefits) because of requirements of the state where we issued your contract.
We will include any such differences in your contract.

This contract is no longer available for new sales, although additional premium payments may be made in accordance with the terms of the contract and as described in the "Premium Payments" provision.

This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings.
Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. Accordingly, if this contract is purchased as a Qualified Contract, you should consider purchasing the contract for its death benefit, income benefits, and other non-tax-related benefits.
Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

Purchasing the contract through a tax-free "Section 1035" exchange.  Section
1035 of the Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can use the proceeds from another annuity contract to make premium payments for this contract. Before making an exchange, you should carefully compare this contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this contract, and this contract has its own surrender charges which would apply to you. The fees and charges under this contract may be higher (or lower), and the benefits may be different, than those of your current contract. In addition, you may have to pay federal income and penalty taxes on the exchange if it does not qualify for Section 1035 treatment. You should not exchange another contract for this contract unless you determine, after evaluating all of the facts, that the exchange is in your best interest.
Please note that the person who sells you this contract generally will earn a commission on the sale.

Ownership

As owner, you have all rights under the contract, subject to the rights of any irrevocable beneficiary. Two persons may apply for a contract as joint owners.
Joint owners have equal undivided interests in their contract. A joint owner may not be named for a Qualified Contract. That means that each may exercise any ownership rights on behalf of the other, except for ownership changes.
Joint owners also have the right of survivorship. This means if a joint owner dies, his or her interest in the contract passes to the surviving owner. You must have our approval to add a joint owner after we issue the contract. We may require additional information if joint ownership is requested after the contract is issued.

Subject to certain restrictions imposed by electable rider options and as otherwise stated below, before the Maturity Date, you may change:

  .  your Maturity Date to any date at least ten years after your last premium payment;

  .  your Optional Payment Plan;

  .  the allocation of your investments among the Subaccounts and/or the
     Guarantee Account (subject to certain restrictions listed in your contract and in the "Transfers" provision); and

  .  the owner, joint owner, primary beneficiary, contingent beneficiary
     (unless the primary beneficiary or contingent beneficiary is named as an irrevocable beneficiary), and contingent Annuitant upon written notice to our Home Office, and provided the Annuitant is living at the time of the request. If you change a beneficiary, your plan selection will no longer be in effect unless you request that it continue. In addition, you may change any non-natural owner to another non-natural owner. Changing the owner or joint owner may have tax consequences and you should consult a tax adviser before doing so.

We must receive your request for a change at our Home Office in a form satisfactory to us. The change will take effect as of the date you sign the request. The change will be subject to any payment made before we recorded the change.

Assignment

An owner of a Non-Qualified Contract may assign some or all of his or her rights under the contract with our consent. However, an assignment may terminate certain death benefits provided by rider option. An assignment must occur before the Maturity Date and while the Annuitant is still living. Once proper notice of the assignment is recorded by our Home

                                      25

Office, the assignment will become effective as of the date the written request was signed.

Qualified Contracts, IRAs and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

We are not responsible for the validity or tax consequences of any assignment.
We are not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until our Home Office receives sufficient direction from the owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the Contract Value exceeds the investment in the contract for the taxable year in which it was pledged or assigned.

Assignment of the entire Contract Value may cause the portion of the contract exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

Amounts assigned may be subject to an IRS tax penalty equal to 10% of the amount included in gross income.

Premium Payments

You may make premium payments at any frequency and in the amount you select, subject to certain limitations. You must obtain our approval before you make total premium payments for an Annuitant age 79 or younger that exceed
$2,000,000 in the aggregate in any variable annuity contracts issued by the
Company or any of its affiliates. If the Annuitant is age 80 or older at the time of payment, the total amount not subject to prior approval is $1,000,000 in the aggregate in any variable annuity contracts issued by the Company or any of its affiliates. Premium payments may be made at any time prior to the
Maturity Date, the surrender of the contract, or the death of the owner (or joint owner, if applicable), whichever comes first. We reserve the right to refuse to accept a premium payment for any lawful reason and in a manner that does not unfairly discriminate against similarly situated purchasers.

The minimum initial premium payment is $10,000. We may accept a lower initial premium payment in the case of certain group sales. Each additional premium payment must be at least $1,000 for Non-Qualified Contracts ($200 if paid by electronic fund transfers), $50 for IRA Contracts, and $100 for other Qualified
Contracts.

Valuation Day and Valuation Period

We will value Accumulation and Annuity Units once daily as of the close of regular trading (currently 4:00 p.m. Eastern Time) for each day the New York
Stock Exchange is open except for days on which a Portfolio does not value its shares. If a Valuation Period contains more than one day, the unit values will be the same for each day in the Valuation Period.

Allocation of Premium Payments

We place premium payments into the Subaccounts, each of which invests in shares of a corresponding Portfolio, and/or the Guarantee Account, according to your instructions. You may allocate premium payments in the Subaccounts plus the
Guarantee Account at any one time. The Guarantee Account may not be available in all states or in all markets. The percentage of premium payment which you can put into any one Subaccount or guarantee period must equal a whole percentage and cannot be less than $100.

Upon allocation to the appropriate Subaccounts, we convert premium payments into Accumulation Units. We determine the number of Accumulation Units credited by dividing the amount allocated to each Subaccount by the value of an
Accumulation Unit for that Subaccount on the Valuation Day on which we receive any additional premium payment at our Home Office. The number of Accumulation
Units determined in this way is not changed by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation
Unit will vary depending not only upon how well the Portfolio's investments perform, but also upon the expenses of the Separate Account and the Portfolios.

You may change the allocation of subsequent premium payments at any time, without charge, by sending us acceptable notice. The new allocation will apply to any new premium payments made after we receive notice of the change at our
Home Office.

Bonus Credits

The Bonus Credit is an amount we add to each premium payment we receive. For contracts issued on or after the later of October 29, 2002 or the date on which state insurance authorities approve the applicable contract modifications, and if the Annuitant is age 80 or younger when the contract is issued, we will add
5% of each premium payment to your Contract Value. For contracts issued prior to October 29, 2002 or prior to the date on which state insurance authorities approve the applicable contract modifications, and if the Annuitant is age 80 or younger when the contract is issued, we will add 4% of each premium payment to your Contract Value. If the Annuitant is

                                      26

age 81 or older at the time of issue, we will not pay any Bonus Credits. The
Annuitant cannot be age 81 or older at the time of application, unless we approve an Annuitant of an older age. We fund the Bonus Credits from our
General Account. We apply the Bonus Credits when we apply your premium payment to your Contract Value, and allocate the credits on a pro-rata basis to the investment options you select in the same ratio as the applicable premium payment. We do not consider Bonus Credits as "premium payments" for purposes of the contract. You should know that over time and under certain circumstances
(such as an extended period of poor market performance), the costs associated with the Bonus Credit may exceed the sum of the Bonus Credit and any related earnings. You should consider this possibility before purchasing the contract.
The Bonus Credit is referred to as an "enhanced premium amount" in your contract.

Valuation of Accumulation Units

Partial surrenders, surrenders and payment of a death benefit all result in the cancellation of an appropriate number of Accumulation Units. We cancel
Accumulation Units as of the end of the Valuation Period on which we receive notice or instructions with regard to the surrender, partial surrender or payment of a death benefit. We value Accumulation Units for each Subaccount separately. The Accumulation Unit value at the end of every Valuation Day equals the Accumulation Unit value at the end of the preceding Valuation Day multiplied by the net investment factor (described below). We arbitrarily set the Accumulation Unit value at the inception of the Subaccount at $10. On any
Valuation Day, we determine your Subaccount value by multiplying the number of
Accumulation Units attributable to your contract by the Accumulation Unit value for that day.

The net investment factor is an index used to measure the investment performance of a Subaccount from one Valuation Period to the next. The net investment factor for any Subaccount for any Valuation Period reflects the change in the net asset value per share of the Portfolio held in the Subaccount from one Valuation Period to the next, adjusted for the daily deduction of the administrative expense charges and mortality and expense risk charges from assets in the Subaccount. If any "ex-dividend" date occurs during the Valuation
Period, we take into account the per share amount of any dividend or capital gain distribution so that the unit value is not impacted. Also, if we need to reserve money for taxes, we take into account a per share charge or credit for any taxes reserved for which we determine to have resulted from the operations of the Subaccount.

The value of an Accumulation Unit may increase or decrease based on the net investment factor. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the Portfolio because of the deduction of Separate Account charges. Though the number of Accumulation Units will not change as a result of investment experience, the value of an
Accumulation Unit may increase or decrease from Valuation Period to Valuation
Period. See the Statement of Additional Information for more details.

TRANSFERS

Transfers Before the Maturity Date

All owners may transfer all or a portion of their assets between and among the
Subaccounts of the Separate Account and the Guarantee Account (if available) on any Valuation Day prior to the Maturity Date, subject to certain conditions imposed by the contract and as stated below. Owners may not, however, transfer assets in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period.

We process transfers among the Subaccounts and between the Subaccounts and the
Guarantee Account as of the end of the Valuation Period that we receive the transfer request in good order at our Home Office. There may be limitations placed on multiple transfer requests made at different times during the same
Valuation Period involving the same Subaccounts or the Guarantee Account. We may postpone transfers to, from, or among the Subaccounts and/or the Guarantee
Account under certain circumstances. See the "Requesting Payments" provision of this prospectus.

Transfers from the Guarantee Account to the Subaccounts

We may limit and/or restrict transfers from the Guarantee Account to the
Subaccounts. The Guarantee Account may not be available in all states or in all markets. For any allocation from the Guarantee Account to the Subaccounts, the limited amount will not be less than any accrued interest on that allocation plus 25% of the original amount of that allocation. Unless you are participating in a Dollar Cost Averaging program (see the "Dollar Cost
Averaging Program" provision), you may make such transfers only during the 30 day period beginning with the end of the preceding interest rate guarantee period applicable to that particular allocation. We may also limit the amount that you may transfer to the Subaccount.

Transfers from the Subaccounts to the Guarantee Account

We may restrict certain transfers from the Subaccounts to the Guarantee
Account. The Guarantee Account may not be

                                      27

available in all states or in all markets. In addition, we reserve the right to prohibit or limit transfers from the Subaccounts to the Guarantee Account during the six month period following the transfer of any amount from the
Guarantee Account to any Subaccount.

Transfers Among the Subaccounts

All owners may submit 12 Subaccount transfers each calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service. Once such 12 Subaccount transfers have been executed, a letter will be sent notifying owners that they may submit additional transfers only in writing by U.S. Mail or by overnight delivery service, and transfer requests sent by the Internet, same day mail, courier service, telephone or facsimile will not be accepted under any circumstances. Once we receive your mailed transfer request at our Home Office, such transfer cannot be cancelled. We also will not cancel transfer requests that have not yet been received, i.e., you may not call to cancel a transfer request sent by U.S. Mail or overnight delivery service. If you wish to change a transfer request sent by U.S. Mail or overnight delivery service, such change must also be sent in writing by U.S.
Mail or by overnight delivery service. We will process that transfer request as of the Valuation Day the new transfer request is received at our Home Office.

Currently, we do not charge for transfers. However, we reserve the right to assess a charge of up to $10 per transfer. The minimum transfer amount is $100 or the entire balance in the Subaccount or interest rate guarantee period if the transfer will leave a balance of less than $100.

We also reserve the right to not honor your transfer request if your transfer is a result of more than one trade involving the same Subaccount within a 30 day period. We will generally invoke this right when either the Portfolio(s) or we see a pattern of frequent transfers between the same Portfolios within a short period of time (i.e., transfers among the same Subaccounts occur within five to 15 days of each other).

In addition, we may not honor transfers made by third parties. See the
"Transfer by Third Parties" provision of this prospectus.

If a transfer request is not processed, a letter will be sent notifying you that your transfer request was not honored. If we do not honor a transfer request, we will not count that request as a transfer for purposes of the 12 transfers allowed each calendar year as described in the previous paragraphs.

When thinking about a transfer of assets, you should consider the inherent risks involved. Frequent transfers based on short-term expectations may increase the risk that you will make a transfer at an inopportune time. Also, because certain restrictions on transfers are applied at the discretion of the
Portfolios in which the Subaccount invests, it is possible that owners will be treated differently and there could be inequitable treatment among owners if a
Portfolio does not apply equal treatment to all shareholders. See the "Special
Note on Frequent Transfers" provision of this prospectus.

These restrictions will apply to all owners and their designated third party(ies), unless such transfer is being made pursuant to:

   (1) a Dollar Cost Averaging program;

   (2) a Portfolio Rebalancing program;

   (3) the terms of an approved Fund substitution or Fund liquidation; or

   (4) a Portfolio's refusal to allow the purchase of shares, either on behalf of an individual owner or on the entire Separate Account, in which case, the Portfolio's refusal to allow the purchase of shares will not be considered a transfer for calculation of the 12 transfers allowed per calendar year by voice response, Internet, telephone, facsimile, U.S.
       Mail or overnight delivery service.

Sometimes, we will not honor transfer requests. We will not honor a transfer request if:

   (1) any Subaccount that would be affected by the transfer is unable to purchase or to redeem shares of the Portfolio in which the Subaccount invests; or

   (2) the transfer would adversely affect Unit Values.

The affected Portfolio(s) determine whether items (1) or (2) above apply.

We will treat all owners equally with respect to transfer requests.

Telephone/Internet Transactions

All owners may make their first 12 transfers in any calendar year among the
Subaccounts or between the Subaccounts and the Guarantee Account by calling or electronically contacting us. Transactions that can be conducted over the telephone and Internet include, but are not necessarily limited to:

   (1) the first 12 transfers of assets among the Subaccounts or between the
       Subaccounts and the Guarantee Account in any calendar year (this includes any changes in premium payment allocations when such changes include a transfer of assets);

   (2) Dollar Cost Averaging; and

   (3) Portfolio Rebalancing.

                                      28

We will employ reasonable procedures to confirm that instructions we receive are genuine. Such procedures may include, but are not limited to:

   (1) requiring you or a third party you authorized to provide some form of personal identification before we act on the telephone and/or Internet instructions;

   (2) confirming the telephone/Internet transaction in writing to you or a third party you authorized; and/or

   (3) tape recording telephone instructions or retaining a record of your electronic request.

We reserve the right to limit or prohibit telephone and Internet transactions.

We will delay making a payment or processing a transfer request if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) on nationally recognized holidays, trading is restricted by the New York
       Stock Exchange;

   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

   (4) the SEC by order permits postponement to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New
York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

Confirmation of Transactions

We will not be liable for following instructions that we reasonably determine to be genuine. We will send you a confirmation of any transfer we process.
Systematic transactions, such as those related to portfolio rebalancing or dollar cost averaging, generally will be reported in quarterly statements. You are responsible for verifying transfer confirmations and notifying us of any errors within 30 days of receiving the confirmation statement or, for systematic transactions not reported on a trade confirmation, the quarterly statement.

Special Note on Reliability

Please note that the Internet or our telephone system may not always be available. Any computer or telephone system, whether it is ours, yours, your service provider's, or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transaction request by writing our Home Office.

Transfers by Third Parties

As a general rule and as a convenience to you, we allow you to give third parties the right to conduct transfers on your behalf. However, when the same third party possesses this ability on behalf of many owners, the result can be simultaneous transfers involving large amounts of assets. Such transfers can disrupt the orderly management of the Portfolios underlying the contract, can result in higher costs to owners, and are generally not compatible with the long-range goals of owners. We believe that such simultaneous transfers effected by such third parties are not in the best interests of all beneficial shareholders of the Portfolios underlying the contracts, and the management of the Portfolios share this position.

We have instituted procedures to assure that the transfer requests that we receive have, in fact, been made by the owners in whose names they are submitted.

Consequently, we may refuse transfers made by third parties on behalf of an owner in a number of circumstances, which include but are not limited to:

   (1) transfers made on behalf of many owners by one third party (or several third parties who belong to the same firm) where the transfer involves the same Subaccounts and large amounts of assets;

   (2) when we have not received adequate authorization from the owner allowing a third party to make transfers on his or her behalf; and

   (3) when we believe, under all facts and circumstances received, that the owner or his or her authorized agent is not making the transfer.

We require documentation to provide sufficient proof that the third party making the trade is in fact duly authorized by the owner. This information includes, but is not limited to:

   (1) documentation signed by the owner or a court authorizing a third party to act on the owner's behalf;

                                      29

   (2) passwords and encrypted information;

   (3) additional owner verification when appropriate; and

   (4) recorded conversations.

We will not be held liable for refusing a transfer made by a third party when we have a reasonable basis for believing such third party is not authorized to make a transfer on the owner's behalf or we have a reasonable basis for believing the third party is acting in a fraudulent manner.

Special Note on Frequent Transfers

The Separate Account does not accommodate frequent transfers of Contract Value among Subaccounts. When owners or someone on their behalf submit requests to transfer all or a portion of their assets between Subaccounts, the requests result in the purchase and redemption of shares of the Portfolios in which the
Subaccounts invest. Frequent Subaccount transfers, therefore, cause corresponding frequent purchases and redemptions of shares of the Portfolios.

Frequent purchases and redemptions of shares of the Portfolios can dilute the value of a Portfolio's shares, disrupt the management of the Portfolio's investment portfolio, and increase brokerage and administrative costs.
Accordingly, when an owner or someone on their behalf engages in frequent
Subaccount transfers, other owners and persons with rights under the contracts
(such as Annuitants and beneficiaries) may be harmed.

The Separate Account discourages frequent transfers, purchases and redemptions.
To discourage frequent Subaccount transfers, we adopted the policy described in the "Transfers Among the Subaccounts" section. This policy requires owners who request more than 12 Subaccount transfers in a calendar year to submit such requests in writing by U.S. Mail or by overnight delivery service (the "U.S.
Mail requirement"). The U.S. Mail requirement creates a delay of at least one day between the time transfer decisions are made and the time such transfers are processed. This delay is intended to discourage frequent Subaccount transfers by limiting the effectiveness of abusive "market timing" strategies
(in particular, "time-zone" arbitrage) that rely on "same-day" processing of transfer requests.

In addition, we will not honor transfer requests if any Subaccount that would be affected by the transfer is unable to purchase or redeem shares of the
Portfolio in which the Subaccount invests or if the transfer would adversely affect Accumulation Unit values. Whether these restrictions apply is determined by the affected Portfolio(s), and although we apply the restrictions uniformly when we receive information from the Portfolio(s), we cannot guarantee that the
Portfolio(s) will apply their policies and procedures in a uniform basis.

There can be no assurance that the U.S. Mail requirement will be effective in limiting frequent Subaccount transfers or that we can prevent all frequent
Subaccount transfer activity that may adversely affect owners, other persons with material rights under the contract, or Portfolio shareholders generally.
For instance, imposing the U.S. Mail requirement after 12 Subaccount transfers may not be restrictive enough to deter an owner seeking to engage in abusing market timing strategies.

We may revise our frequent Subaccount transfer policy and related procedures, at our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to better detect and deter frequent transfer activity that may adversely affect owners, other persons with material rights under the
Policies, or Portfolio shareholders generally, to comply with state or federal regulatory requirements, or to impose additional or alternative restrictions on owners engaging in frequent Subaccount transfers. For example, we may invoke our right to refuse transfers if the transfer involves the same Subaccount within a 30 day period and/or we may change our procedures to monitor for a different number of transfers within a specified time period or to impose a minimum time period between each transfer.

There are inherent risks that changing our policies and procedures in the future may not be effective in limiting frequent Subaccount transfers. We will not implement any policy and procedure at the contract level that discriminates among owners, however, we may be compelled to adopt policies and procedures adopted by the Portfolios on behalf of the Portfolios and we will do so unless we cannot service such policies and procedures or we believe such policies and procedures contradict state or federal regulations or such policies and procedures contradict with the terms of your contract.

As stated in the previous paragraph, each of the Portfolios in which the
Subaccounts invest may have its own policies and procedures with respect to frequent purchases and redemption of Portfolio shares. The prospectuses for the
Portfolios describe any such policies and procedures. For example, a Portfolio may assess redemption fees (which we reserve the right to collect) on shares held for a relatively short period of time. The frequent trading policies and procedures of a Portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other Portfolios and the policies and procedures we have adopted to discourage frequent Subaccount transfers. Owners should be aware that we may not have the operational capability to monitor owners' Subaccount transfer

                                      30

requests and apply the frequent trading policies and procedures of the respective Portfolios that would be affected by the transfers. Accordingly, owners and other persons who have material rights under the contracts should assume that the sole protection they may have against potential harm from frequent Subaccount transfers is the protection, if any, provided by the policies and procedures we have adopted to discourage frequent Subaccount transfers.

Under SEC rules, we are required to enter into a written agreement with each
Portfolio or its principal underwriter that will obligate us to provide promptly, upon request by the Portfolio, certain information to the Portfolio about the trading activity of individual contract owners. Under these circumstances, we may be required to provide your tax identification number or social security number to the Fund and/or its manager. We must then execute any instructions from the Portfolio to restrict or prohibit further purchases or transfers by a specific contract owner of Accumulation Units or Annuity Units of the Subaccount that invests in that Portfolio, where such contract owner has been identified by the Portfolio as having engaged in transactions (indirectly through such Subaccount) that violate policies established for that Portfolio for the purpose of eliminating or reducing any dilution of the value of the outstanding shares of the Portfolio. We will inform any contract owners whose future purchases and transfers of a Subaccount's units have been restricted or prohibited by a Portfolio.

Owners and other persons with material rights under the contracts also should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries such as broker-dealers, retirement plans or separate accounts funding variable insurance contracts.
These omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the
Portfolios' ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the Portfolios will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the Portfolios. In addition, if a Portfolio believes an omnibus order we submit may reflect one or more Subaccount transfer requests from owners engaged in frequent transfer activity, the Portfolio may reject a portion of or the entire omnibus order. If a Portfolio rejects part of an omnibus order it believes is attributable to transfers that exceed its market timing policies and procedures, it will return the amount to us and we will credit the amount to the contract owner as of the Valuation Day of our receipt of that amount. You may realize a loss if the unit value on the
Valuation Day we credit the amount back to your account has increased since the original date of your transfer.

We apply our policies and procedures without exception, waiver, or special arrangement.

Dollar Cost Averaging Program

The Dollar Cost Averaging program permits you to systematically transfer on a monthly or quarterly basis a set dollar amount from the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund
and/or the Guarantee Account (if available) to any combination of other available Subaccounts (as long as the total number of Subaccounts used does not exceed the maximum number allowed under the contract). The Dollar Cost
Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar Cost Averaging does not assure a profit or protect against a loss.

You may participate in the Dollar Cost Averaging program by:

   (1) electing it on your application; or

   (2) contacting an authorized sales representative; or

   (3) contacting us at (800) 352-9910.

To use the program, you must transfer at least $100 from the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money
Market Fund and/or interest rate guarantee period with each transfer.

The Dollar Cost Averaging program will begin 30 days after we receive all required forms with your instructions and any necessary premium payment unless we allow an earlier date. We will discontinue your participation in the Dollar
Cost Averaging program:

  .  on the business day we receive your request to discontinue the program in writing or by telephone (assuming we have your telephone authorization form on file); or

  .  when the assets of the Subaccount investing in the Goldman Sachs Variable
     Insurance Trust -- Government Money Market Fund and/or interest rate guarantee period from which transfers are being made are depleted.

If you Dollar Cost Average from the Guarantee Account, we reserve the right to determine the amount of each automatic transfer. The Guarantee Account may not be available in all

                                      31

states or in all markets. We also reserve the right to transfer any remaining portion of an allocation used for Dollar Cost Averaging to a new guarantee period upon termination of the Dollar Cost Averaging program for that allocation. You may not transfer from one interest rate guarantee period to another interest rate guarantee period.

We also reserve the right to credit a higher rate of interest on premium payments allocated to the Guarantee Account that participate in the Dollar Cost
Averaging program. We refer to this higher rate of interest as Enhanced Dollar
Cost Averaging. The Dollar Cost Averaging program and/or Enhanced Dollar Cost
Averaging program may not be available in all states and in all markets or through all broker-dealers who sell the contracts. If you terminate the Dollar
Cost Averaging program prior to the depletion of assets from the Guarantee
Account, we have the right to credit the remaining assets in the Guarantee
Account the current interest rate being credited to all other Guarantee Account assets not participating in the Enhanced Dollar Cost Averaging program as of that Valuation Day.

There is no additional charge for Dollar Cost Averaging. A transfer under this program is not a transfer for purposes of assessing a transfer charge or calculating the maximum number of transfers we may allow in a calendar year via the Internet, telephone or facsimile.

We may, from time to time, offer various Dollar Cost Averaging programs. We reserve the right to discontinue new Dollar Cost Averaging programs or to modify such programs at any time and for any reason. We also reserve the right to prohibit simultaneous participation in the Dollar Cost Averaging program and
Systematic Withdrawal program.

Owners considering participating in a Dollar Cost Averaging program should call
(800) 352-9910 or an authorized sales representative to verify the availability of Dollar Cost Averaging.

Portfolio Rebalancing Program

Once your premium payment has been allocated among the Subaccounts, the performance of each Subaccount may cause your allocation to shift. You may instruct us to automatically rebalance on a quarterly, semi-annual, or annual basis your assets among the Subaccounts to return to the percentages specified in your allocation instructions. Your percentage allocations must be in whole percentages. The program does not include allocations to the Guarantee Account.
You may elect to participate in the Portfolio Rebalancing program at any time by submitting the completed Portfolio Rebalancing form to our Home Office.

Subsequent changes to your percentage allocations may be made at any time by written or telephone instructions to the Home Office. Once elected, Portfolio
Rebalancing remains in effect from the date we receive your written request until you instruct us to discontinue Portfolio Rebalancing. There is no additional charge for using Portfolio Rebalancing, and we do not consider a
Portfolio Rebalancing transfer a transfer for purposes of assessing a transfer charge or calculating the maximum number of transfers permitted in a calendar year via the Internet, telephone or facsimile. We reserve the right to discontinue or modify the Portfolio Rebalancing program at any time and for any reason. We also reserve the right to exclude specific Subaccounts from
Portfolio Rebalancing. Portfolio Rebalancing does not guarantee a profit or protect against a loss.

Guarantee Account Interest Sweep Program

You may instruct us to transfer interest earned on your assets in the Guarantee
Account (if available) to the Subaccounts to which you are allocating premium payments, in accordance with your allocation instructions in effect on the date of the transfer any time before the Maturity Date. You must specify the frequency of the transfers (either monthly, quarterly, semi-annually or annually).

The minimum amount in the Guarantee Account required to elect this option is
$1,000, but may be reduced at our discretion. The transfers under this program will take place on the last calendar day of each period.

You may participate in the interest sweep program at the same time you participate in either the Dollar Cost Averaging program or the Portfolio
Rebalancing program. If any interest sweep transfer is scheduled for the same day as a Portfolio Rebalancing transfer, we will process the interest sweep transfer first.

We limit the amount you may transfer from the Guarantee Account to the
Subaccounts for any particular allocation. See the "Transfers" provision of this prospectus. We will not process an interest sweep transfer if that transfer would exceed the amount permitted to be transferred.

You may cancel your participation in the interest sweep program at any time by writing or calling our Home Office at the address or telephone number listed on page 1 of this prospectus. We will automatically cancel your participation in the program if your assets in the Guarantee Account are less than $1,000 or such lower amount as we may determine. There is no additional charge for the interest sweep program. We do not consider interest sweep transfers a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers permitted in a calendar year. The interest sweep program does not assure a profit or protect against a loss.

                                      32

SURRENDERS AND PARTIAL SURRENDERS

Surrenders and Partial Surrenders

We will allow you to surrender your contract or to partially surrender a portion of your Contract Value at any time before the Maturity Date upon your written request, subject to the conditions discussed below.

We will not permit a partial surrender that is less than $100 or a partial surrender which would reduce your Contract Value to less than $1,000. If your partial surrender request would reduce your Contract Value to less than $1,000, we will surrender your contract in full. Different limits and other restrictions may apply to Qualified Contracts.

The amount payable on surrender of the contract is the Surrender Value at the end of the Valuation Period during which we receive the request. The Surrender
Value equals:

   (1) the Contract Value (after deduction of any charge for the optional rider(s) and the annual contract charge, if applicable) on the Valuation
       Day we receive a request for surrender; less

   (2) any applicable surrender charge; less

   (3) any applicable premium tax.

We may pay the Surrender Value in a lump sum or under one of the Optional
Payment Plans specified in the contract, based on your instructions.

If you are taking a partial surrender, you may indicate in writing, electronically, or by calling our Home Office, from which Subaccounts or interest rate guarantee periods we are to take your partial surrender. If you do not so specify, we will deduct the amount of the partial surrender first from the Subaccounts on a pro rata basis in proportion to your assets allocated to the Separate Account. We will deduct any remaining amount from the Guarantee
Account. We will take deductions from the Guarantee Account from the amounts
(including any interest credited to such amounts) which have been in the
Guarantee Account for the longest period of time.

A Portfolio may impose a redemption charge. The charge is retained by or paid to the Portfolio. The charge is not retained by or paid to us. The redemption charge may affect the number and/or value of Accumulation Units withdrawn from the Subaccount that invests in that Portfolio and may affect Contract Value.
When taking a partial surrender, any applicable surrender charges and/or applicable premium tax will be taken from the amount surrendered, unless otherwise requested.

We will delay making a payment if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) on nationally recognized holidays, trading is restricted by the New York
       Stock Exchange;

   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

   (4) the SEC by order permits postponement of payment to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New
York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, partial surrenders from the Subaccounts may further reduce or restrict the amount that may be allocated to the Guarantee Account (see the "Guarantee
Account" provision of this prospectus).

Please remember that partial surrenders will reduce your death benefit by the proportion that the partial surrender (including any applicable surrender charge and applicable premium tax) reduces your Contract Value. See the "Death of Owner and/or Annuitant" provision of this prospectus.

Partial surrenders and surrenders may also be subject to income tax and, if taken prior to age 59 1/2, an additional 10% penalty tax. See the "Tax Matters"
provision of this prospectus.

Restrictions on Distributions from Certain Contracts

Under Code Section 403(b) tax sheltered annuities, distributions of (1) salary reduction contributions made in years beginning after December 31, 1988;
(2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age
59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. For contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer's Section 403(b) plan.

If your contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan

                                      33

sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance.
We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the contract, and transactions under the contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

Section 830.105 of the Texas Government Code permits participants in the Texas
Optional Retirement Program to surrender their interest in a variable annuity contract issued under the Texas Optional Retirement Program only upon:

   (1) termination of employment in the Texas public institutions of higher education;

   (2) retirement;

   (3) death; or

   (4) the participant's attainment of age 70 1/2.

If your contract is issued to a Texas Optional Retirement Program, you must furnish us proof that one of these four events has occurred before we distribute any amounts from your contract.

Systematic Withdrawal Program

The Systematic Withdrawal program allows you to take Systematic Withdrawals of a specified amount (in equal installments of at least $100) on a monthly, quarterly, semi-annual or annual basis. Your payments can begin at any time after 30 days from the date your contract is issued (unless we allow an earlier date). To participate in the program, your Contract Value initially must be at least $10,000 and you must submit a completed Systematic Withdrawal form to our
Home Office. You can obtain the form from an authorized sales representative or our Home Office.

Your Systematic Withdrawals in a contract year may not exceed the amount which is not subject to a surrender charge. See the "Surrender Charge" provision of this prospectus. We will deduct the Systematic Withdrawal amounts first from any gain in the contract and then from premiums paid. You may provide specific instructions as to which Subaccounts and/or interest rate guarantee periods from which we are to take Systematic Withdrawals. If you have not provided specific instructions, or if your specific instructions cannot be carried out, we will process the withdrawals by cancelling Accumulation Units on a pro-rata basis from all of the Subaccounts in which you have an interest. To the extent that your assets in the Separate Account are not sufficient to accomplish this withdrawal, we will take the remaining amount of the withdrawal from any assets you have in the Guarantee Account. We will take deductions from the Guarantee
Account from the amounts (including any interest credited to such amounts) that have been in the Guarantee Account for the longest period of time.

After your Systematic Withdrawals begin, you may change the frequency and/or amount of your payments, subject to the following:

  .  you may request only one such change in a calendar quarter; and

  .  if you did not elect the maximum amount you could withdraw under this program at the time you elected the current series of Systematic
     Withdrawals, then you may increase the remaining payments up to the maximum amount.

A Systematic Withdrawal program will terminate automatically when a Systematic
Withdrawal would cause the remaining Contract Value to be less than $1,000. If a Systematic Withdrawal would cause the Contract Value to be less than $1,000, then we will not process that Systematic Withdrawal transaction. If any of your
Systematic Withdrawals would be or become less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. You may discontinue Systematic Withdrawals at any time by notifying us in writing at our Home Office or by telephone. You may request that we pay any remaining payments in a lump sum. See the "Requesting
Payments" provision of this prospectus.

Each Systematic Withdrawal is subject to Federal income taxes on any portion considered gain for tax purposes. In addition, you may be assessed a 10% IRS penalty tax on Systematic Withdrawals if you are under age 59 1/2 at the time of the withdrawal.

Both partial surrenders at your specific request and partial surrenders under a
Systematic Withdrawal program will count toward the limit of the free amount that you may surrender in any contract year under the free withdrawal privilege. See the "Surrender Charge" provision of this prospectus. Partial surrenders under a Systematic Withdrawal program may also reduce your death benefit. See the "Death of Owner and/or Annuitant" provision of this prospectus. Your Systematic Withdrawal amount could be affected if you take an additional partial surrender.

There is no charge for participation in the Systematic Withdrawal program, however, we reserve the right to prohibit participation in Systematic
Withdrawal and Dollar Cost

                                      34

Averaging programs at the same time. We also reserve the right to discontinue and/or modify the Systematic Withdrawal program upon 30 days written notice to owners.

DEATH OF OWNER AND/OR ANNUITANT

Death Benefit at Death of Any Annuitant Before the Maturity Date

If the Annuitant dies before the Maturity Date, regardless of whether the
Annuitant is also an owner or joint owner of the contract, the amount of proceeds available for the designated beneficiary (as defined below) is the death benefit. This death benefit may be referred to as the "Annual Estate
Protector/SM/" in our marketing materials. Upon receipt of due proof of the
Annuitant's death (generally, due proof is a certified copy of the death certificate or a certified copy of the decree of a court of competent jurisdiction as to the finding of death), a death benefit will be paid in accordance with your instructions, subject to distribution rules and termination of contract provisions discussed in the contract and elsewhere in this prospectus.

The death benefit choices we offer are:

   (1) the Basic Death Benefit;

   (2) the Optional Guaranteed Minimum Death Benefit; and

   (3) the Optional Enhanced Death Benefit.

We automatically provide the Basic Death Benefit to you. The Optional
Guaranteed Minimum Death Benefit and the Optional Enhanced Death Benefit are
available to you for an additional charge.

The death benefit varies based on:

   (1) the Annuitant's age on the date the contract is issued;

   (2) the Annuitant's age on the date of his or her death;

   (3) the number of contract years that elapse from the date the contract is issued until the date of the Annuitant's death; and

   (4) whether any premium taxes are due at the time the death benefit is paid.

Basic Death Benefit

For contracts issued on or after the later of May 15, 2001, or the date on which state insurance authorities approve applicable contract modifications, the Basic Death Benefit will be as follows:

If the Annuitant is age 80 or younger on the date the contract is issued and he or she dies before his or her first contract anniversary, the Basic Death
Benefit will be equal to the greater of:

   (1) the Contract Value as of the date we receive due proof of death; and

   (2) premium payments received, reduced for an adjustment due to any partial surrenders (including any surrender charges and any premium taxes assessed).

If the Annuitant is age 80 or younger on the date the contract is issued and he or she dies after his or her first contract anniversary, the death benefit will be equal to the greatest of:

   (1) the greatest sum of (a) and (b), where:

      (a) is the Contract Value on any contract anniversary occurring prior to the Annuitant's 80th birthday; and

      (b) is premium payments received after such contract anniversary.

       The sum of (a) and (b) above is reduced for an adjustment due to any partial surrenders (including any surrender charges and premium taxes assessed) taken since the applicable contract anniversary.

   (2) the Contract Value as of the date we receive due proof of death; and

   (3) premium payments received, reduced for an adjustment due to any partial surrenders (including any surrender charges and premium taxes assessed).

If the Annuitant is age 81 or older on the date the contract is issued, the death benefit will be equal to the Contract Value as of the date we receive due proof of death.

We will adjust the death benefit for partial surrenders (including any surrender charges and premium taxes assessed) in the same proportion as the percentage that the partial surrender (including any surrender charges and premium taxes assessed) reduces the Contract Value.

Please refer to Appendix A in this prospectus for an example of the Basic Death
Benefit calculation.

                                      35

For contracts issued prior to May 15, 2001, or prior to the date on which state insurance authorities approve applicable contract modifications, the Basic
Death Benefit will be as follows:

The death benefit equals the sum of (a) and (b) where:

   (a) the Contract Value as of the date we receive due proof of death; and

   (b) is the excess, if any, of the unadjusted death benefit as of the date of the Annuitant's death over the Contract Value as of the date of the
       Annuitant's death, with interest credited on that excess from the date of the Annuitant's death to the date of distribution. The rate credited may depend on applicable law or regulation. Otherwise, we will set it.

The unadjusted death benefit varies based on the Annuitant's age at the time we issued the contract and on the Annuitant's age at the time of death.

If the Annuitant is age 80 or younger on the date the contract is issued and he or she dies before his or her first contract anniversary, the unadjusted death benefit will be equal to the greater of:

   (1) the Contract Value as of the date of death; and

   (2) premium payments received, reduced for an adjustment due to any partial surrenders (including any surrender charges and premium taxes assessed).

If the Annuitant is age 80 or younger on the date the contract is issued and he or she dies after his or her first contract anniversary, the unadjusted death benefit will be equal to the greatest of:

   (1) the greatest sum of (a) and (b), where:

      (a) is the Contract Value on any contract anniversary occurring prior to the Annuitant's 80th birthday; and

      (b) is premium payments received after such contract anniversary.

       The sum of (a) and (b) above is reduced for an adjustment for any partial surrenders (including any surrender charges and premium taxes assessed) taken since the applicable contract anniversary.

   (2) the Contract Value as of the date of death; and

   (3) premium payments received, reduced for an adjustment due to any partial surrenders (including any surrender charges and premium taxes assessed).

If the Annuitant is age 81 or older on the date the contract is issued, the unadjusted death benefit will be equal to the Contract Value as of the date of death.

We will adjust the death benefit for partial surrenders in (including any surrender charges and premium taxes assessed) the same proportion as the percentage that the partial surrender (including any surrender charges and premium taxes assessed) reduces the Contract Value.

Please refer to Appendix A in this prospectus for an example of the Basic Death
Benefit calculation.

Optional Guaranteed Minimum Death Benefit

The Guaranteed Minimum Death Benefit is available to contracts with Annuitants age 75 or younger at the time the contract is issued. If the owner elects the
Guaranteed Minimum Death Benefit at the time of application, upon the death of the Annuitant, we will pay to the designated beneficiary, the greater of:

   (1) the Basic Death Benefit; and

   (2) the Guaranteed Minimum Death Benefit.

The Guaranteed Minimum Death Benefit may also be referenced in our marketing materials as the "Six Percent EstateProtector/SM/."

If the Annuitant dies on the first Valuation Day, the Guaranteed Minimum Death
Benefit will be equal to the premium payments received.

If the Annuitant dies after the first Valuation Day, then at the end of each
Valuation Period until the contract anniversary on which the Annuitant attains age 80, the Guaranteed Minimum Death Benefit equals the lesser of (a) and (b), where:

   (a) is the total of all premium payments we receive, multiplied by two, adjusted for any partial surrenders taken prior to or during that
       Valuation Period; and

   (b) is the Guaranteed Minimum Death Benefit of the preceding Valuation
       Period, with assets in the Subaccounts increased by an effective annual rate of 6% (an "increase factor"); this does not include assets allocated to the Subaccount investing in the available Goldman Sachs
       Variable Insurance Trust -- Government Money Market Fund, plus any additional premium payments we received during the current Valuation
       Period, adjusted for any partial surrenders taken during the current
       Valuation period.

We will adjust the Guaranteed Minimum Death Benefit for partial surrenders proportionally by the same percentage that the

                                      36

partial surrender (including any applicable surrender charges and premium taxes assessed) reduces the Contract Value.

For assets in the Subaccount investing in the Goldman Sachs Variable Insurance
Trust -- Government Money Market Fund, the increase factor is equal to the lesser of:

   (1) the net investment factor of the Subaccount for Valuation Period, minus one; and

   (2) a factor for the Valuation Period equivalent to an effective annual rate of 6%.

For assets allocated to the Guarantee Account, the increase factor is equal to the lesser of:

   (1) the factor for the Valuation Period equivalent to the credited rate(s)
       applicable to such allocations; and

   (2) a factor for the Valuation Period equivalent to an effective annual rate of 6%.

After the Annuitant attains age 80, the increase factor will be zero (0). The
Guaranteed Minimum Death Benefit is effective on the Contract Date (unless another effective date is shown on the contract data page) and will remain in effect while the contract is in force and before income payments begin, or until the contract anniversary following the date we receive your written request to terminate the benefit. If we receive your request to terminate the benefit within 30 days following any contract anniversary, we will terminate the Guaranteed Minimum Death Benefit as of that contract anniversary.

We charge you for the Guaranteed Minimum Death Benefit. We deduct this charge against the Contract Value at each contract anniversary after the first and at the time you fully surrender the contract. At full surrender, we will charge you a pro-rata portion of the annual charge. Currently, this charge is equal to an annual rate of 0.25% of your prior contract year's average Guaranteed
Minimum Death Benefit. We guarantee that this charge will not exceed an annual rate of 0.35% of your prior contract year's average Guaranteed Minimum Death
Benefit. The rate charged to your contract will be fixed at the time your contract is issued. See the "Charge for the Optional Guaranteed Minimum Death
Benefit" provision of this prospectus.

The Guaranteed Minimum Death Benefit option may not be available in all states or markets.

Please refer to Appendix A for an example of the Optional Guaranteed Minimum
Death Benefit calculation.

Optional Enhanced Death Benefit

The Optional Enhanced Death Benefit (which may be referred to as "Earnings
Protector" in our marketing materials) adds an extra feature to our Basic Death
Benefit and, if applicable, the Optional Guaranteed Minimum Death Benefit.

You may only elect the Optional Enhanced Death Benefit at the time of application. Once elected, the benefit will remain in effect while your contract is in force until income payments begin. You cannot otherwise terminate this benefit.

We charge you an additional amount for the Optional Enhanced Death Benefit.
Currently, this amount is an annual rate of 0.20% of the average of:

   (1) your Contract Value at the beginning of the previous contract year; and

   (2) your Contract Value at the end of the previous contract year.

The charge for the Optional Enhanced Death Benefit is taken on each contract anniversary. We guarantee that this charge will not exceed an annual rate of
0.35% of your average Contract Value, as described above. The rate that applies to your contract will be fixed at issue. See the "Charge for the Optional
Enhanced Death Benefit" provision of this prospectus.

The Optional Enhanced Death Benefit may not be available in all states or markets. In addition, to be eligible for this rider, the Annuitant cannot be older than age 75 at the time the contract is issued unless we approve a different age.

The Optional Enhanced Death Benefit varies based on the age of the Annuitant at issue. Your optional Enhanced Death Benefit will never be less than zero.

If the Annuitant is age 70 or younger at the date the contract is issued, the
Optional Enhanced Death Benefit equals 40% of (a) minus (b), where:

   (a) is the Contract Value as of the date we receive due proof of death; and

   (b) premiums paid, not previously surrendered.

This death benefit cannot exceed 70% of premiums paid adjusted for partial surrenders. Premiums, other than the initial premium, paid within 12 months of death are not included in this calculation.

If the Annuitant is older than age 70 at the time the contract is issued, the
Optional Enhanced Death Benefit equals 25% of (a) minus (b), where:

   (a) is the Contract Value on the date we receive due proof of death; and

   (b) premiums paid, not previously surrendered.

                                      37

This death benefit cannot exceed 40% of premiums paid, adjusted for partial surrenders. Premiums, other than the initial premium, paid within 12 months of death are not included in this calculation.

Under both age scenarios listed above, we take partial surrenders first from gain and then from premiums paid. For purposes of this benefit, we calculate gain as (a) plus (b) minus (c) minus (d), but not less than zero, where:

   (a) is the Contract Value on the date we receive your partial surrender request;

   (b) is the total of any partial surrenders, excluding surrender charges, previously taken;

   (c) is the total of premiums paid; and

   (d) is the total of any gain previously surrendered.

Please refer to Appendix A for an example of the Optional Enhanced Death
Benefit calculation.

There are important things you should consider before you purchase the Optional
Enhanced Death Benefit. These include:

  .  The Optional Enhanced Death Benefit does not guarantee that any amounts under the benefit will become payable at death. Market declines resulting in your Contract Value being less than your premiums paid and not previously surrendered may result in no Enhanced Death Benefit being payable.

  .  Once you purchase the Optional Enhanced Death Benefit, you cannot terminate it. This means that regardless of any changes in your circumstances, we will continue to assess a charge for the Optional
     Enhanced Death Benefit.

  .  Please take advantage of the guidance of a qualified financial adviser in evaluating the Optional Enhanced Death Benefit option, as well as the other aspects of the contract.

When We Calculate the Death Benefit

We will calculate the Basic Death Benefit, the Optional Guaranteed Minimum
Death Benefit, and Optional Enhanced Death Benefit on the date we receive due proof of death at our Home Office. Until we receive complete written instructions satisfactory to us from the beneficiary, the assets will remain allocated to the Separate Account and/or the Guarantee Account, according to your last instructions. This means that the calculated death benefit will fluctuate with the performance of the Subaccounts in which you are invested.

Death of an Owner or Joint Owner Before the Maturity Date

In certain circumstances, federal tax law requires that distributions be made under this contract upon the first death of:

  .  an owner or joint owner (or the Annuitant if any owner is a non-natural entity); or

  .  the Annuitant.

The discussion below describes the methods available for distributing the value of the contract upon death.

At the death of any owner (or Annuitant, if the owner is a non-natural entity), the person or entity first listed below who is alive or in existence on the date of that death will become the designated beneficiary:

   (1) owner or joint owner;

   (2) primary beneficiary;

   (3) contingent beneficiary; or

   (4) owner's estate.

We then will treat the designated beneficiary as the sole owner of the contract. If there is more than one designated beneficiary, we will treat each one separately in applying the tax law's rules described below.

Distribution Rules:  Distributions required by federal tax law differ depending on whether the designated beneficiary is the spouse of the deceased owner (or the spouse of the deceased Annuitant, if the contract is owned by a non-natural entity).

  .  Spouses -- If the designated beneficiary is the spouse of the deceased, the spouse may continue the contract as the new owner. If the deceased was the Annuitant, and there was no surviving contingent Annuitant, the spouse will automatically become the new Annuitant. At the death of the spouse, this provision may not be used again, even if the spouse remarries. In such case, the entire interest in the contract will be paid within 5 years of such spouse's death to the beneficiary named by the spouse. If no beneficiary is named, such payment will be made to the spouse's estate.
     The amount payable will be equal to the death benefit on the date we receive due proof of the Annuitant's death. Any increase in the Contract
     Value will be allocated to the Subaccounts and/or the Guarantee Account using the premium allocation in effect at that time. Any death benefit payable subsequently (at the death of the new Annuitant) will be calculated as if the spouse had purchased a contract for the new Contract
     Value on the

                                      38

     date we received due proof of death. Any death benefit will be based on the new Annuitant's age as of the date we receive due proof of death of the original owner, rather than the age of the previously deceased
     Annuitant. All other provisions will continue as if the spouse had purchased the contract on the original Contract Date.

  .  Non-Spouses -- If the designated beneficiary is not the spouse of the deceased person, this contract cannot be continued in force indefinitely.
     Instead, upon the death of any owner (or Annuitant, if the owner is a non-natural entity), payments must be made to (or for the benefit of) the designated beneficiary under one of the following payment choices:

     (1) receive the Surrender Value in one lump sum payment upon receipt of due proof of death (see the "Requesting Payments" provision of this prospectus);

     (2) receive the Surrender Value at any time during the five year period following the date of death. At the end of the five year period, we will pay in a lump sum payment any Surrender Value still remaining;

     (3) apply the Surrender Value to provide a monthly income benefit under
         Optional Payment Plan 1 or 2. The first monthly income benefit payment must be made no later than one year after the date of death. Also, the monthly income benefit payment period must be either the lifetime of the designated beneficiary or a period not exceeding the designated beneficiary's life expectancy; or.

     (4) elect a "stretch" payment choice, as described in the "Stretch Payment
         Choices" provision below.

If your contract is a Qualified Contract, not all elections will satisfy required minimum distribution rules. Note that effective for owners who die on or after January 1, 2020, subject to certain exceptions, most non-spouse designated beneficiaries must now complete death benefit distributions within ten years of the owner's death in order to satisfy required minimum distribution rules. Consult a tax adviser before making an election.

Stretch Payment Choices

The following payment choice is available to designated beneficiaries of
Non-Qualified Contracts:

A designated beneficiary of a Non-Qualified Contract may apply the death proceeds of the contract to provide for an annual payment equal to the Minimum
Annual Income, described below, for the life expectancy of the designated beneficiary. The first income payment must be made no later than 350 days after the original owner's date of death. The income payment period must be a period not exceeding the designated beneficiary's life expectancy. Payments will continue annually on the distribution date until the death of the designated beneficiary or the Contract Value is reduced to $0. Upon death of the designated beneficiary, the person or entity named by the designated beneficiary or, if no one is named, the designated beneficiary's estate may receive the remaining Contract Value. The recipient may take the Contract Value as a lump sum or continue to receive the annual payment on the distribution date equal to the Minimum Annual Income, or until the Contract Value is reduced to $0.

The Minimum Annual Income is the amount withdrawn each year to satisfy Section
72(s)(2)(B) of the Code. The Minimum Annual Income will be re-determined each year for the designated beneficiary's life expectancy using the Single Life
Table in Section 1.401(a)(9)-9 A-1 of the Income Tax Regulations, as amended.
After death, the Minimum Annual Income is calculated using the designated beneficiary's remaining life expectancy. We may offer alternative calculations of Minimum Annual Income based on amortization or annuitization calculations methods described in guidance published by the Internal Revenue Service.

Special rules for this payment choice only:

  .  This payment choice cannot be selected if the Minimum Annual Income would be less than $100.

  .  The designated beneficiary must elect a distribution date on which payments will be made. The first distribution date must be no later than
     350 days after the owner's date of death.

  .  Amounts paid to satisfy the Minimum Annual Income will not be subject to surrender charges. Surrender charges will apply to amounts withdrawn above the Minimum Annual Income.

  .  Optional death benefit riders are not available with this payment choice.

  .  Additional premium payments may not be added with this payment choice.

Under this payment choice, the contract will terminate upon payment of the entire Contract Value.

The following payment choice is available to designated beneficiaries of
Qualified Contracts or any beneficiary

                                      39

receiving death proceeds from any other individual retirement plan:

An inherited owner may apply death proceeds to provide for an annual payment equal to the Minimum Annual Income, described below. For purposes of this provision, an inherited owner is any designated beneficiary receiving death proceeds from a Qualified Contract or any beneficiary receiving death proceeds from any other individual retirement plan. A surviving spouse may elect to be treated as an inherited owner in lieu of exercising spousal continuation. The inherited owner will be named the Annuitant at election of the payment choice.

Payments under this payment choice will continue annually on the distribution date selected by the inherited owner, subject to the special rules stated
below, until the death of the inherited owner or the Contract Value is reduced to $0. Upon death of the inherited owner, the person or entity named by the inherited owner or, if no one is named, the inherited owner's estate may receive the remaining Contract Value. The recipient may take the Contract Value as a lump sum or continue to receive the annual payment on the distribution date equal to the Minimum Annual Income until the Contract Value is reduced to
$0.

The Minimum Annual Income is the amount withdrawn each year to satisfy Section
408(b)(3) of the Code. The Minimum Annual Income will be based on the applicable distribution period for required minimum distributions after death, as provided in Section 1.401(a)(9)-5 A-5 of the Income Tax Regulations.

Special rules for this payment choice only:

  .  This payment choice cannot be selected if the Minimum Annual Income would be less than $100.

  .  The inherited owner must elect a distribution date on which payments will be made. If the inherited owner is the surviving spouse of the original
     IRA owner within the meaning of Section 401(a)(9)(B)(iv) of the Code, then the first distribution date elected must be the later of either: (i)
     December 15th of the year in which the deceased would have been age 70 1/2 or (ii) December 15th of the year following the original IRA owner's death. If the inherited owner is not the surviving spouse of the original
     IRA owner, then the first distribution date elected must be within 350 days from the date of death. If the surviving spouse dies before the first distribution date, the first distribution date under this rider will be determined by treating death of the surviving spouse as death of the original IRA owner and the surviving spouse's designated beneficiary as the inherited owner.

  .  Amounts paid to satisfy the Minimum Annual Income will not be subject to surrender charges. Surrender charges will apply to amounts withdrawn above the Minimum Annual Income.

  .  Optional death benefit riders are not available with this payment choice.

  .  Additional premium payments may not be added with this payment choice

This payment choice will not satisfy required minimum distribution rules for designated beneficiaries other than "eligible designated beneficiaries" as defined in Section 401(a)(9)(H) of the Code. Consult a tax adviser before making this payment choice.

Under this payment choice, the contract will terminate upon payment of the entire Contract Value.

If no choice is made by the designated beneficiary within 30 days following receipt of due proof of death, we will pay the Surrender Value within 5 years of the date of death. Due proof of death must be provided within 90 days of the date of death. We will not accept any premium payments after the non-spouse's death. If the designated beneficiary dies before we distributed the entire
Surrender Value, we will pay in a lump sum payment of any Surrender Value still remaining to the person named by the designated beneficiary. If no person is so named, we will pay the designated beneficiary's estate.

Under payment choices 1 or 2, the contract will terminate upon payment of the entire Surrender Value. Under payment choice 3, this contract will terminate when we apply the Surrender Value to provide a monthly income benefit.

Spendthrift Provision.  An owner may, by providing written notice to our Home
Office in a manner acceptable to the Company, choose the method of payment of death proceeds under the contract by selecting any payment choice, including any Optional Payment Plan, that a designated beneficiary may have chosen. A designated beneficiary (other than the surviving spouse) cannot change the payment choice that the owner has selected. The owner may also specify at the time of electing an income payment option that any payments remaining to be made at the owner's death cannot be commuted or assigned. While living, the owner may revoke any such limitations on the rights of the designated beneficiary by providing written notice of such revocation to our Home Office in a manner acceptable to the Company. If the payment choice selected by the owner does not apply to a designated beneficiary, the limitations imposed by this paragraph shall not apply to such designated beneficiary. For example, a payment choice based on an individual's life does not apply to the owner's estate and the

                                      40

estate would be free to make its own payment choice as designated beneficiary after the owner's death.

Amount of the proceeds:  The amount of proceeds we will pay will, in part, vary based on the person who dies, as shown below:

                              Amount of
     Person who died         Proceeds Paid
--------------------------------------------
Owner or Joint Owner        Surrender Value
(who is not the Annuitant)
--------------------------------------------
Owner or Joint Owner        Death Benefit
(who is the Annuitant)
--------------------------------------------
Annuitant                   Death Benefit
--------------------------------------------

Upon receipt of due proof of death, the designated beneficiary will instruct us how to treat the proceeds subject to the distribution rules discussed above.

Death of an Owner, Joint Owner, or Annuitant On or After the Maturity Date

On or after the Maturity Date, if an owner, joint owner, Annuitant or designated beneficiary dies while the contract is in force, payments that are already being made under the contract will be made at least as rapidly as under the method of distribution in effect at the time of death, notwithstanding any other provision in the contract.

INCOME PAYMENTS

The Maturity Date is the date income payments begin under the contract, provided the Annuitant is still living on that date. The Maturity Date must be a date at least thirteen months from the date the contract is issued. The owner selects the contract's initial Maturity Date at issue. Thereafter, until income payments begin, the owner may elect to extend the Maturity Date in one-year increments, so long as the new Maturity Date is not a date beyond the latest permitted Maturity Date. The latest Maturity Date we currently permit may not be a date beyond the younger Annuitant's 90th birthday, unless we consent to a later date. We reserve the right to discontinue to allow the deferral of the
Maturity Date at any time and without prior notice. Any consent for a new
Maturity Date will be provided on a non-discriminatory basis.

An owner may request to change the Maturity Date by sending written notice to our Home Office prior to the Maturity Date then in effect. If you change the
Maturity Date, the Maturity Date will mean the new Maturity Date selected, provided such Maturity Date is not a date beyond the latest permitted Maturity
Date. If income payments have not commenced upon reaching the latest permitted
Maturity Date, we will begin making payments to the named payee. Income payments will be made in the form of a Life Income with a 10 Year Period
Certain.

A Maturity Date that occurs or is scheduled to occur at an advanced age (e.g., past age 85) may, in certain circumstances, have adverse income tax consequences. See the "Tax Matters" provision of this prospectus. Contracts issued to qualified retirement plans provide for income payments to start on the date and under the option specified by the plan.

We will pay a monthly income benefit to the owner beginning on the Maturity
Date provided the Annuitant is still living. We will pay the monthly income benefit in the form of Life Income with 10 Years Certain plan with variable payments, using the gender (where appropriate) and settlement age of the
Annuitant instead of the payee, unless you make another election as described below. Payments made pursuant to one of these plans are not redeemable. As described in your contract, the settlement age may be less than the Annuitant's age. This means payments may be lower than they would have been without the adjustment. You may also choose to receive Surrender Value of your contract on the date immediately preceding the Maturity Date in a lump sum, in which case we will cancel the contract. See the "Requesting Payments" provision of this prospectus.

Payments will continue for the life of the Annuitant under the Life Income with
10 Years Certain plan, if he or she lives longer than 10 years. If the
Annuitant dies before the end of 10 years, we will discount the remaining payments for the 10 year period at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay this discounted amount in a lump sum.

The contract provides optional forms of annuity payments ("Optional Payment
Plans"), each of which is payable on a fixed basis. Optional Payment Plan 1 and
Optional Payment Plan 5 also are available on a variable basis.

If you elect fixed income payments, the guaranteed amount payable will earn interest at a minimum rate of 3% compounded yearly. We may increase the interest rate which will increase the amount we pay to you or the payee.

If you elect variable income payments, the dollar amount of the first variable income payment will depend on the annuity purchase rates described in your contract for the Optional Payment Plan you choose. These rates vary based on the Annuitant's settlement age and if applicable, gender, upon the settlement age and gender of a second person you designate (if

                                      41

applicable). Under such tables, the longer the life expectancy of the Annuitant or the longer the period for which we guarantee to make payments under the option, the smaller the amount the first variable income payment will be. After your first income payment, the dollar amount of your income payments will vary based on the investment performance of the Subaccount(s) in which you invest and the contract's assumed interest rate.

The assumed interest rate is an assumption we make regarding the investment performance of the Portfolios you select. This rate is simply the total return, after expenses, you need to keep your variable income payments level. We assume an effective annual rate of 3%. This means that if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is less than 3%, then the dollar amount of your variable income payment will decrease. Conversely, if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is greater than 3%, then the dollar amount of your income payment will increase.

We will make income payments monthly unless you elect to receive payments quarterly, semi-annually, or annually. Under the monthly income benefit and all of the Optional Payment Plans, if any payment made more frequently than annually would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. If the annual payment payable at maturity is less than $20, we will pay the Surrender Value in a lump sum. See the "Requesting Payments" provision of this prospectus. Upon making such a payment, we will have no future obligation under the contract.

The amount of your income payments will depend on four things:

  .  your Surrender Value on the Valuation Day immediately preceding the
     Maturity Date;

  .  the settlement age on the Maturity Date, and if applicable, the gender of the Annuitant;

  .  the specific payment plan you choose; and

  .  if you elect variable income payments, the investment performance of the
     Portfolios selected.

As provided in your contract, we may adjust the age used to determine income payments, and we may deduct premium taxes from your payments.

Optional Payment Plans

The following Optional Payment Plans are available under the contract:

   Optional Payment Plan 1 -- Life Income with Period Certain.  This option guarantees periodic monthly payments for the lifetime of the payee with a minimum number of years of payments. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15, or 20 years. The payee selects the designated period.
   If the payee dies during the minimum period, we will discount the amount of the remaining guaranteed payments at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

   Optional Payment Plan 2 -- Income for a Fixed Period.  This option provides for periodic payments to be made for a fixed period not longer than 30 years. Payments can be made annually, semi-annually, quarterly, or monthly.
   If the payee dies, we will discount the amount of the remaining guaranteed payments to the date of the payee's death at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

   Optional Payment Plan 3 -- Income of a Definite Amount.  This option provides periodic payments of a definite amount to be paid. Payments can be made annually, semi-annually, quarterly, or monthly. The amount paid each year must be at least $120 for each $1,000 of proceeds. Payments will continue until the proceeds are exhausted. The last payment will equal the amount of any unpaid proceeds. If the payee dies, we will pay the amount of the remaining proceeds with earned interest in a lump sum to the payee's estate, unless otherwise provided.

   Optional Payment Plan 4 -- Interest Income.  This option provides for periodic payments of interest earned from the proceeds left with us.
   Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will pay the amount of remaining proceeds and any earned but unpaid interest, in a lump sum to the payee's estate, unless otherwise provided. This plan is not available to contracts issued as Qualified
   Contracts.

   Optional Payment Plan 5 -- Joint Life and Survivor Income.  This option provides for us to make monthly payments to two payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin. Payments will continue as long as either payee is living. If both payees die before the end of the

                                      42

   minimum period, we will discount the amount of the remaining payments for the 10 year period at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the survivor's estate, unless otherwise provided.

If the payee is not a natural person, our consent must be obtained before selecting an Optional Payment Plan. Fixed income payments, if selected, will begin on the date we receive due proof of the Annuitant's death, or on the
Maturity Date. Variable income payments will begin within seven days after the date payments would begin under the corresponding fixed option. Payments under
Optional Payment Plan 4 (Interest Income) will begin at the end of the first interest period after the date proceeds are otherwise payable.

All payments under Option Payment Plan 2 (Income for a Fixed Period), Optional
Payment Plan 3 (Income of a Definite Amount) and Optional Payment Plan 4
(Interest Income) may be redeemed by the payee upon written request to our Home
Office. Payments made under Optional Payment Plan 1 (Life Income with Period
Certain) and Optional Payment Plan 5 (Joint Life and Survivor Income) are not
redeemable. If payments under Optional Payment Plans 2, 3 or 4 are variable income payments, and a request for redemption is received in good order, the payment will be made within seven days in accordance with the "Surrenders and
Partial Surrenders" provision. If payments under Optional Payment Plan 2,
Optional Payment Plan 3 or Optional Payment 4 are fixed income payments, and a request for redemption is received in good order, the payment will generally be made within seven days, however, some states require us to reserve the right to defer payments from the Guarantee Account for up to six months from the date we receive the request for payment.

If your contract is a Qualified Contract, Optional Payment Plans 2 and 3 may
not satisfy minimum required distribution rules. Optional Payment Plan 4 is not available to contracts issued as Qualified Contracts. Optional Payment Plan 5 may not satisfy required distribution rules for all designated beneficiaries.
Consult a tax adviser before electing one of these options.

Variable Income Payments

The monthly amount of your first variable income payment will equal your
Contract Value as of the Maturity Date, less any premium taxes, multiplied by the monthly payment rate for the payment plan you choose (at an assumed interest rate of 3%), divided by 1,000. We determine subsequent payments based on Annuity Units.

On the Maturity Date, we determine the number of Annuity Units for each
Subaccount. This number will not change unless you make a transfer. On the
Maturity Date, the number of Annuity Units for a Subaccount is the portion of the first payment from that Subaccount divided by the Annuity Unit value for that Subaccount on the day the first payment is due. Each subsequent variable income payment will equal the sum of payments for each Subaccount. The payment for a Subaccount is the number of Annuity Units for that Subaccount multiplied by the Annuity Unit value for that Subaccount seven days before the monthly anniversary of the Maturity Date.

Following the Maturity Date, the Annuity Unit value of each Subaccount for any
Valuation Period will equal the Annuity Unit value for the preceding Valuation
Period multiplied by the product of (a) and (b), where:

   (a) is the net investment factor for the Valuation Period for which we are calculating the Annuity Unit value; and

   (b) is an assumed interest rate factor equal to .99991902 raised to a power equal to the number of days in the Valuation Period.

The assumed interest rate factor in (b) above is the daily equivalent of dividing by one plus the assumed investment interest rate of 3%. We may offer a plan that has a different assumed investment interest rate. If we do, the assumed interest rate factor we use in (b) above would change.

Transfers After the Maturity Date

If we are making variable income payments, the payee may change the Subaccounts from which we are making the payments three times each calendar year. The transfer will be effective as of the end of the Valuation Period during which we receive written request at our Home Office. We reserve the right to limit the number of transfers, if necessary, for the contract to continue to be treated as an annuity under the Code. We also reserve the right to refuse to execute any transfer if any of the Subaccounts that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the
Subaccount invests or if the transfer would adversely affect Annuity Unit values. If the number of Annuity Units remaining in a Subaccount after a transfer is less than 1, we will transfer the remaining balance in addition to the amount requested for the transfer. We will not allow a transfer into any
Subaccount unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payments as of the date of the transfer will not be affected by the transfer. We will not charge for transfers made after the Maturity Date.

We do not permit transfers between the Subaccounts and the Guarantee Account after the Maturity Date. We also do not permit transfers in the Guarantee
Account from one interest rate guarantee period to another interest rate guarantee period.

                                      43

TAX MATTERS

Introduction

This part of the prospectus discusses the federal income tax treatment of the contract. The federal income tax treatment of the contract is complex and sometimes uncertain. The federal income tax rules may vary with your particular circumstances.

This discussion is general in nature and is not intended as tax advice. It does not address all of the federal income tax rules that may affect you and your contract. This discussion also does not address other federal tax consequences, or state or local tax consequences, associated with a contract. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.

Taxation of Non-Qualified Contracts

This part of the discussion describes some of the federal income tax rules applicable to Non-Qualified Contracts. A Non-Qualified Contract is a contract not issued in connection with a qualified retirement plan receiving special tax treatment under the Code, such as an individual retirement annuity or a Section
401(k) plan.

Tax deferral on earnings.  The federal income tax law generally does not tax any increase in an owner's Contract Value until there is a distribution from the contract. However, certain requirements must be satisfied in order for this general rule to apply, including:

  .  an individual must own the contract (or the tax law must treat the contract as owned by an individual);

  .  the investments of the Separate Account must be "adequately diversified"
     in accordance with Internal Revenue Service ("IRS") regulations;

  .  the owner's right to choose particular investments for a contract must be limited; and

  .  the contract's Maturity Date must not occur near the end of the
     Annuitant's life expectancy.

Contracts not owned by an individual -- no tax deferral and loss of interest deduction.  As a general rule, the Code does not treat a contract that is owned by an entity (rather than an individual) as an annuity contract for federal income tax purposes. The entity owning the contract generally pays tax each year on the annual increase in Contract Value. Contracts issued to a corporation or a trust are examples of contracts where the owner is taxed on the contract's earnings.

There are several exceptions to this rule. For example, the Code treats a contract as owned by an individual if the nominal owner is a trust or other entity that holds the contract as an agent for an individual. However, this non-qualified exception does not apply in the case of any employer that owns a contract to provide deferred compensation for its employees.

In the case of a contract issued after June 8, 1997 to a taxpayer that is not an individual, or a contract held for the benefit of an entity, the entity will lose its deduction for a portion of its otherwise deductible interest expenses.
This disallowance does not apply if the nonnatural owner pays tax on the annual increase in the Contract Value. Entities that are considering purchasing the contract, or entities that will benefit from someone else's ownership of a contract, should consult a tax adviser.

Investments in the Separate Account must be diversified.  For a contract to be treated as an annuity contract for federal income tax purposes, the investments of the Separate Account must be "adequately diversified." The IRS has issued regulations that prescribe standards for determining whether the investments of the Separate Account, including the assets of each Portfolio in which the
Separate Account invests, are adequately diversified. If the Separate Account fails to comply with these diversification standards, the owner could be required to pay tax for the year of such failure and each subsequent year on the untaxed income accumulated in the contract.

Although we do not control the investments of all of the Funds, we expect that the Funds will comply with the IRS regulations so that the Separate Account will be considered "adequately diversified."

Restrictions on the extent to which an owner can direct the investment of assets.  In some circumstances, owners of variable contracts who possess excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax currently on income and gains produced by those assets. Although published guidance in this area does not address certain aspects of the contract, we believe that the owner of a contract should not be treated as the owner of the
Separate Account assets. We reserve the right to modify the contract to bring it into conformity with applicable standards should such modification be necessary to prevent an owner of the contract from being treated as the owner of the underlying Separate Account assets. However, there is no assurance such efforts would be successful.

Age at which income payments must begin.  Federal income tax rules do not expressly identify a particular age by which income payments must begin.
However, those rules do require that an annuity contract provide for amortization, through income payments of the contract's premiums paid and earnings.

                                      44

We believe that these rules are satisfied by providing guaranteed annuity purchase rates in the contract that the owner may exercise at any time after the first policy year. If income payments begin or are scheduled to begin at a date that the IRS determines does not satisfy these rules, interest and gains under the contract could be taxable each year as they accrue.

No guarantees regarding tax treatment.  We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the remainder of this discussion assumes that your contract will be treated as an annuity contract for federal income tax purposes and that the tax law will not impose tax on any increase in your Contract Value until there is a distribution from your contract.

Partial and total surrenders.  A partial surrender occurs when you receive less than the total amount of the contract's Surrender Value. In the case of a partial surrender, you will pay tax on the amount you receive to the extent your Contract Value before the partial surrender exceeds your "investment in the contract." (This term is explained below.) This income (and all other income from your contract) is ordinary income. The Code imposes a higher rate of tax on ordinary income than it does on capital gains.

A surrender occurs when you receive the total amount of the contract's
Surrender Value. In the case of a surrender, you will generally pay tax on the amount you receive to the extent it exceeds your "investment in the contract."

Your "investment in the contract" generally equals the total of your premium payments under the contract, reduced by any amounts you previously received from the contract that you did not include in your income.

Your contract imposes charges relating to the death benefit, including any death benefit provided under an optional rider. It is possible that all or a portion of these charges could be treated as partial surrenders from the contract.

In the case of Systematic Withdrawals, the amount of each Systematic Withdrawal should be considered a distribution and taxed in the same manner as a partial surrender from the contract.

Assignments and pledges.  The Code treats any assignment or pledge of (or agreement to assign or pledge) any portion of your Contract Value as a partial surrender of such amount or portion.

Gifting a contract.  If you transfer ownership of your contract -- without receiving full and adequate consideration -- to a person other than your spouse
(or to your former spouse incident to divorce), you will pay tax on your
Contract Value to the extent it exceeds your "investment in the contract." In such a case, the new owner's "investment in the contract" will be increased to reflect the amount included in your income.

Taxation of income payments.  The Code imposes tax on a portion of each income payment (at ordinary income tax rates) and treats a portion as a nontaxable return of your "investment in the contract." We will notify you annually of the taxable amount of your income payment.

Pursuant to the Code, you will pay tax on the full amount of your income payments once you have recovered the total amount of the "investment in the contract." If income payments cease because of the death of the Annuitant(s)
and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

If proceeds are left with us (Optional Payment Plan 4), they are taxed in the same manner as a surrender. The owner must pay tax currently on the interest credited on these proceeds. This treatment could also apply to Optional Payment
Plan 3 depending on the relationship of the amount of the periodic payments to the period over which they are paid.

Taxation of the death benefit.  We may distribute amounts from your contract because of the death of an owner, a joint owner, or an Annuitant. The tax treatment of these amounts depends on whether the owner, joint owner, or
Annuitant dies before or after the Maturity Date.

Taxation of Death Benefit if Paid Before the Maturity Date:

  .  the death benefit is taxed to the designated beneficiary in the same manner as an income payment would have been taxed to the owner if received under an Optional Payment Plan;

  .  if not received under an Optional Payment Plan, the death benefit is taxed to the designated beneficiary in the same manner as a surrender or a partial surrender would have been taxed to the owner, depending on the manner in which the death benefit is paid.

Taxation of Death Benefit if Paid After the Maturity Date:

  .  The death benefit is includible in income to the extent it exceeds the unrecovered "investment in the contract."

Penalty taxes payable on surrenders, partial surrenders or income payments.  The Code may impose a penalty tax equal to 10% of the amount of any payment from your contract that is included in your gross income. The Code does not impose the 10% penalty tax if one of several exceptions applies. These exceptions include partial and total surrenders or income payments that:

  .  you receive on or after you reach age 59 1/2;

                                      45

  .  you receive because you became disabled (as defined in the tax law);

  .  are received on or after the death of an owner; or

  .  you receive as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer.

Systematic Withdrawals may qualify for this last exception if structured in accordance with IRS guidelines. If they do, any modification of the Systematic
Withdrawals, including additional partial surrenders apart from the Systematic
Withdrawals, could result in certain adverse tax consequences. In addition, premium payments or a transfer between the Subaccounts may result in payments not qualifying for this exception.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You should consult a tax adviser with regard to exceptions from the penalty tax.

Medicare Tax.  Distributions from Non-Qualified Contracts will be considered
"investment income" for purposes of the Medicare tax on investment income.
Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts. Please consult a tax adviser for more information.

Special rules if you own more than one contract.  In certain circumstances, you may have to combine some or all of the Non-Qualified Contracts you own in order to determine the amount of an income payment, a total surrender, or a partial surrender that you must include in income. For example:

  .  if you purchase a contract described by this prospectus and also purchase at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract;

  .  if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract for certain purposes.

The effects of such aggregation are not clear. However, it could affect:

  .  the amount of a surrender, a partial surrender or an income payment that you must include in income; and

  .  the amount that might be subject to a penalty tax.

Section 1035 Exchanges

Under Section 1035 of the Code, the exchange of one annuity contract for another annuity contract generally is not taxed (unless cash is distributed).
To qualify as a nontaxable exchange however, certain conditions must be satisfied, e.g., the obligee(s) under the new annuity contract must be the same obligee(s) as under the original contract. We do not permit an owner to partially exchange this contract for another annuity contract.

If this contract has been purchased in whole or part by exchanging part of a life insurance or annuity contract, certain subsequent transactions may cause the IRS to retrospectively treat the partial Section 1035 exchange as taxable.
We intend to administer the contract without regard to the partially exchanged funding contract and disclaim any responsibility for monitoring events that could cause the IRS to examine the completed partial Section 1035 exchange.
Owners contemplating any transaction, involving this contract or a partially exchanged contract funding this contract, within 180 days of a partial Section
1035 exchange are strongly advised to consult a tax adviser.

Upon the death of a non-spousal joint owner, the contract provides the surviving joint owner with the option of using the proceeds of this contract to purchase a separate annuity contract with terms and values that are substantially similar to those of this contract. Exercise of this option will not qualify as a tax-free exchange under Section 1035.

Beginning in 2010, the owner may exchange the contract under Section 1035 of the Code for a long-term care contract. We believe that the provisions of the
Pension Protection Act of 2006 establishing annuity to long-term care Section
1035 exchanges would permit the owner to exchange a portion of the contract to pay the annual or other periodic premium for a long-term care contract issued by us or another insurance company. The IRS has issued limited guidance on such transactions, including on the allocation of basis that would be required to effect them. It is possible that the IRS could take a narrow view of the 2006 legislation and under certain circumstances treat partial Section 1035 exchanges to pay long-term care premiums as taxable withdrawals from the contract. Currently, we do not permit an owner to partially exchange this contract to purchase a long-term care contract or pay long-term care premiums.
If all or a portion of the contract is used to purchase long-term care insurance in a Section 1035 exchange, the amount so used representing income on the contract would not be tax-deductible as a medical expense and the amount so used representing investment in the contract may not be tax-deductible as a medical expense. Any owner contemplating the use of the

                                      46

contract to fund long-term care insurance or long-term care expenses should consult a tax adviser.

Qualified Retirement
Plans

We also designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the Code. Contracts issued to or in connection with retirement plans that receive special tax treatment are called "Qualified Contracts." We may not offer all of the types of Qualified Contracts described herein in the future. Prospective purchasers should contact our Home Office for information on the availability of Qualified
Contracts at any given time.

The federal income tax rules applicable to qualified retirement plans are complex and varied. As a result, this prospectus makes no attempt to provide more than general information about use of the contract with the various types of qualified retirement plans. Persons intending to use the contract in connection with a qualified retirement plan should obtain advice from a tax adviser.

The contract includes attributes such as tax deferral on accumulated earnings.
Qualified retirement plans provide their own tax deferral benefit. The purchase of this contract as an investment of a qualified retirement plan does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefits, income benefits and other non-tax benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

Types of Qualified Contracts.  The types of Qualified Contracts currently being offered include:

  .  Traditional Individual Retirement Annuities (IRAs) permit individuals to make annual contributions of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. Certain employers may establish Simplified
     Employee Pensions (SEPs), which have higher contribution limits, on behalf of their employees. The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether death benefits such as those in the contract comport with IRA qualification requirements.

  .  Roth IRAs permit certain eligible individuals to make non-deductible contributions to a Roth IRA. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% IRS penalty tax may apply to distributions made: (1) before age 59 1/2 (subject to certain exceptions);
     or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

  .  Traditional individual retirement accounts and Roth individual retirement accounts have the same contribution limits and tax treatment of distributions as the corresponding type of individual retirement annuity, discussed above. The contract may be owned by the custodian or trustee of an individual retirement account established for the benefit of the
     Annuitant. Only the owner, acting through its authorized
     representative(s), may exercise contract rights. When held by an individual retirement account, the contract is not issued as an individual retirement annuity or administered as such by us. Annuitants must look to the custodian or trustee, as contract owner, for satisfaction of their rights to benefits under the terms of the individual retirement account.

  .  Corporate pension and profit-sharing plans under Section 401(a) of the
     Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans ("H.R. 10 or Keough plans") for themselves and their employees.

  .  403(b) Plans allow employees of certain tax-exempt organizations and public schools to exclude from their gross income the premium payments made, within certain limits, to a contract that will provide an annuity for the employee's retirement. Distributions of: (1) salary reduction contributions made in years beginning after December 31, 1988; (2)
     earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions (but not earnings) may also be distributed upon hardship, but would generally be subject to a 10% IRS penalty tax. For contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer's 403(b) Plan. Under recent IRS regulations we are obligated to share information concerning certain contract transactions with the employer sponsoring the 403(b) plan in which the owner is participating and

                                      47

     possibly other product providers. We generally are required to confirm, with your 403(b) plan sponsor or otherwise, that these transactions comply with applicable tax requirements and to decline requests that are not in compliance.

Terms of qualified retirement plans and Qualified Contracts.  The terms of a qualified retirement plan may affect your rights under a Qualified Contract.
When issued in connection with a qualified retirement plan, we will amend a contract as generally necessary to conform to the requirements of the type of plan. However, the rights of any person to any benefits under qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract, unless we consent.

Employer qualified plans.  Qualified plans sponsored by an employer or employee organization are governed by the provisions of the Code and the Employee
Retirement Income Security Act, as amended ("ERISA"). ERISA is administered primarily by the U.S. Department of Labor. The Code and ERISA include requirements that various features be contained in an employer qualified plan with respect to: participation; vesting; funding; nondiscrimination; limits on contributions and benefits; distributions; penalties; duties of fiduciaries;
prohibited transactions; withholding; reporting and disclosure.

In the case of certain qualified plans, if a participant is married at the time benefits become payable, unless the participant elects otherwise with written consent of the spouse, the benefits must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is an annuity payable for the life of the participant with a survivor annuity for the life of the spouse in an amount that is not less than one-half of the amount payable to the participant during his or her lifetime. In addition, a married participant's beneficiary must be the spouse, unless the spouse consents in writing to the designation of a different beneficiary.

If this contract is purchased as an investment of a qualified plan, the owner will be either an employee benefit trust or the plan sponsor. Plan participants and beneficiaries will have no ownership rights in the contract. Only the owner, acting through its authorized representative(s) may exercise contract rights. Participants and beneficiaries must look to the plan fiduciaries for satisfaction of their rights to benefits under the terms of the qualified plan.

Where a contract is purchased by an employer-qualified plan, we assume no responsibility regarding whether the contract's terms and benefits are consistent with the requirements of the Code and ERISA. It is the responsibility of the employer, plan trustee, plan administrator and/or other plan fiduciaries to satisfy the requirements of the Code and ERISA applicable to the qualified plan. This prospectus does not provide detailed tax or ERISA information. Various tax disadvantages, including penalties, may result from actions that conflict with requirements of the Code or ERISA, and the regulations pertaining to those laws. Federal tax laws and ERISA are continually under review by Congress. Any changes in the laws or in the regulations pertaining to the laws may affect the tax treatment of amounts contributed to employer qualified plans and the fiduciary actions required by
ERISA.

IRAs and Roth IRAs.  The Code permits individuals to make annual contributions to IRAs of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. The Code also permits certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.

The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in this contract comports with
IRA qualification requirements. We may, however, endorse the contract to satisfy the IRA or Roth IRA qualification rules and submit the endorsement to the IRS for approval as to form. If you purchased the contract with such an endorsement, the accompanying disclosure statement will indicate the status of the endorsement's approval under the IRS IRA Prototype Program.

You will be the owner of a contract issued as an IRA or Roth IRA, and will be responsible for exercising your rights as owner in accordance with applicable tax rules, including limitations for contributions and distributions. The contract may also be held in an IRA custodial account or trust as an investment. In that event the custodian or trustee, with your cooperation, is responsible for satisfaction of the IRA qualification requirements. We have no responsibility beyond that pertaining to nonqualified contracts for contracts held in an IRA account or trust.

The death benefit and Qualified Contracts.  Pursuant to IRS regulations, IRAs and 403(b) Plans may not invest in life insurance contracts. We do not believe that these regulations

                                      48

prohibit the death benefit, including that provided by any death benefit rider option, from being provided under the contracts when we issue the contracts as
Traditional IRAs, Roth IRAs, SEPs or 403(b) Plans. However, the law is unclear and it is possible that the presence of the death benefit under a contract issued as a Traditional IRA, a Roth IRA, a SEP or 403(b) Plan could disqualify a contract and result in increased taxes to the owner.

It is also possible that the death benefit could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified retirement plans, such as in connection with a Section 403(b)
plan.

Treatment of Qualified Contracts compared with Non-Qualified
Contracts.  Although some of the federal income tax rules are the same for both
Qualified and Non-Qualified Contracts, many of the rules are different. For example:

  .  the Code generally does not impose tax on the earnings under either
     Qualified or Non-Qualified Contracts until the earnings are distributed;

  .  the Code does not limit the amount of premium payments and the time at which premium payments can be made under Non-Qualified Contracts. However, the Code does limit both the amount and frequency of premium payments made to Qualified Contracts;

  .  the Code does not allow a deduction for premium payments made for
     Non-Qualified Contracts, but sometimes allows a deduction or exclusion from income for premium payments made to a Qualified Contract;

  .  Under most qualified retirement plans, the owner must begin receiving payments from the contract in certain minimum amounts by a certain date, generally April 1 of the calendar year following the calendar year in which the owner attains age 72 for Traditional IRAs and SEPs and April 1 of the calendar year following the later of the calendar year in which the employee (except for a 5 percent owner) retires or attains age 72 for other Qualified Contracts. The actuarial value of certain benefit guarantees and certain death benefits may be included with the contract's cash value in determining the required minimum distribution amount. The presence of such death benefits may require the owner to withdraw a larger amount each year than would be required based only on the contract value.
     We are required to annually determine and report to the owner the fair market value for traditional individual retirement annuities while the owner is alive. This computation is based in part on future economic performance and conditions and is made under the guidance of our actuarial department in accordance with income tax regulations and guidelines published by the Society of Actuaries. It is possible that, using different assumptions or methodologies, the amount required to be withdrawn would be more or less than the amount we report to you as the required minimum distribution. Roth IRAs do not require any distributions during the owner's lifetime. The death benefit under your contract may increase the amount of the minimum required distribution that must be taken from your contract.

The federal income tax rules applicable to qualified retirement plans and
Qualified Contracts vary with the type of plan and contract. For example, federal tax rules limit the amount of premium payments that can be made, and the tax deduction or exclusion that may be allowed for the premium payments.
These limits vary depending on the type of qualified retirement plan and the circumstances of the plan participant, e.g., the participant's compensation.

Amounts received under Qualified Contracts.  Federal income tax rules generally include distributions from a Qualified Contract in your income as ordinary income. Premium payments that are deductible or excludible from income do not create "investment in the contract." Thus, under many Qualified Contracts there will be no "investment in the contract" and you include the total amount you receive in your income. There are exceptions. For example, you do not include amounts received from a Roth IRA if certain conditions are satisfied. In addition, failure to comply with the minimum distribution rules applicable to certain qualified retirement plans, will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified retirement plan. Please note important changes to the required minimum distribution rules. Under IRAs and defined contribution retirement plans, most non-spouse beneficiaries will no longer be able to satisfy these rules by
"stretching" payouts over life. Instead, those beneficiaries will have to take their post-death distributions within ten years. Certain exceptions apply to
"eligible designated beneficiaries," which include disabled and chronically ill individuals, individuals who are ten or less years younger than the deceased individual, and children who have not reached the age of majority. This change applies to distributions to designated beneficiaries of individuals who die on and after January 1, 2020. Consult a tax adviser if you are affected by these new rules.

                                      49

Federal penalty taxes payable on distributions.  The Code may impose a penalty tax equal to 10% of the amount of any payment from your Qualified Contract that is includible in your income. The Code does not impose the penalty tax if one of several exceptions apply. The exceptions vary depending on the type of
Qualified Contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a partial surrender, surrender, or annuity payment:

  .  received on or after the owner reaches age 59 1/2;

  .  received on or after the owner's death or because of the owner's disability (as defined in the tax law);

  .  received as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer; or

  .  received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified retirement plans. However, the specific requirements of the exception may vary.

On March 27, 2020, Congress passed the Coronavirus Aid, Relief and Economic
Security Act (the "CARES Act"). Among other provisions, the CARES Act includes temporary relief from certain tax rules applicable to Qualified Contracts, including rules related to required minimum distributions and retirement plan distributions. If you have been taking or plan to take distributions, including required minimum distributions, from an IRA or other qualified plan, you should consult with a tax adviser to determine how the CARES Act may impact your situation.

Moving money from one Qualified Contract or qualified retirement plan to another.  Rollovers and transfers:  In many circumstances you may move money between Qualified Contracts and qualified retirement plans by means of a rollover or a transfer. Special rules apply to such rollovers and transfers.

The IRS has re-examined a longstanding interpretation of the IRA rollover rules. Beginning in 2015, an IRA owner may make only one rollover in a 12 month period to avoid being taxed on distributions received during that period from all of his or her IRAs (including Roth IRAs). The rule does not apply to direct transfers between IRA issuers or custodians. If you have received an IRA distribution and are contemplating making a rollover contribution, you should consult a tax adviser.

If you do not follow the applicable rules, you may suffer adverse federal income tax consequences, including paying taxes which you might not otherwise have had to pay. You should always consult a qualified tax adviser before you move or attempt to move assets between any Qualified Contract or plan and another Qualified Contract or plan. If your contract was issued pursuant to a
403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance.

Direct rollovers:  The direct rollover rules apply to certain payments (called
"eligible rollover distributions") from Section 401(a) plans, Section 403(b)
plans, H.R. 10 plans, and Qualified Contracts used in connection with these types of plans. The direct rollover rules do not apply to distributions from
IRAs. The direct rollover rules require federal income tax equal to 20% of the taxable portion of an eligible rollover distribution to be withheld from the amount of the distribution, unless the owner elects to have the amount directly transferred to certain Qualified Contracts or plans. Certain restrictions apply to the ability to rollover any after-tax amounts.

Prior to receiving an eligible rollover distribution from us, we will provide you with a notice explaining these requirements and the procedure for avoiding
20% withholding by electing a direct rollover.

IRA conversions:  If this contract is issued as an IRA, you may convert the contract to a Roth IRA. If you do so, the fair market value of your contract will be treated as a distribution from your IRA. This fair market value will include the contract's cash value together with the actuarial value of certain benefit guarantees, such as certain death benefits. This computation is based in part on future economic performance and conditions and is made under the guidance of our actuarial department in accordance with income tax regulations.
The methodology followed is similar to that used to determine the actuarial value of such benefit guarantees for required minimum distribution purposes, as described above in the "Treatment of Qualified Contracts compared with
Non-Qualified Contracts" section. We will determine and report the fair market value of your contract to you and the Internal Revenue Service to satisfy our reporting obligations using assumptions and calculation methodologies based on our interpretation of the Code. It is possible that, using different assumptions or methodologies, your actual tax liability would be more or less than the income reported by us. You should always consult a tax adviser before you convert an IRA to a Roth IRA.

Disclosure Pursuant to Code and ERISA Requirements.  The ongoing fees and expenses of the contracts and the charges you may pay when you surrender or take withdrawals from your contract, as well as the range of fees and expenses of the Portfolios that you will pay indirectly when your assets are allocated to the Portfolios, are discussed in the

                                      50

"Fee Tables" provision of the prospectus. More detail concerning each
Portfolio's fees and expenses is included in the prospectus for each Portfolio.

The Company may receive fees from the investment adviser or distributor of a
Portfolio for certain administrative and other services we provide to you or to the Portfolio relating to the allocation of your assets to the Portfolio, and the amount of these fees may vary from Portfolio to Portfolio. Furthermore, the
Company or our affiliate Capital Brokerage Corporation may receive Rule 12b-1 fees in varying amounts from the Portfolios or their distributors for distribution and related services. Additional information on the fees payable to the Company and Capital Brokerage Corporation by the Portfolios and their advisers and distributors, including the range of such fees, is included in the
"Subaccounts" provision of the prospectus.

When you purchase a contract through a broker-dealer, the broker-dealer is paid a commission and may be paid a separate marketing allowance. The maximum aggregate amount of such compensation is 6.5% of a contract owner's aggregate purchase payments. The broker-dealer firm generally pays a portion of such commission to its representative who assisted you with the purchase, and that amount will vary depending on the broker-dealer and the individual representative. The Company has no agreement with any broker-dealer and any representative of a broker-dealer that limits the insurance and investment products or other securities they offer to those issued by the Company.

By signing the application for the contract, you acknowledge receipt of these disclosures and approve the purchase of the contract, the Asset Allocation
Program, and the investments made pursuant to the Asset Allocation Program.

Federal Income Tax Withholding

We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, federal income tax rules may require us to withhold tax. At the time you request a partial or total surrender, or income payment, we will send you forms that explain the withholding requirements.

See the "Annuity Purchases by Nonresident Aliens and Foreign Corporations"
section below for special withholding rules applicable to payees other than
U.S. citizens or residents and to payments made overseas.

State Income Tax Withholding

If required by the law of your state, we will also withhold state income tax from the taxable portion of each distribution made under the contract, unless you make an available election to avoid withholding. If permitted under state law, we will honor your request for voluntary state withholding.

Tax Status of the Company

Under existing federal income tax laws, we do not pay tax on investment income and realized capital gains of the Separate Account. We do not anticipate that we will incur any federal income tax liability on the income and gains earned by the Separate Account. We, therefore, do not impose a charge for federal income taxes. If federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.

Federal Estate, Gift and Generation-Skipping Transfer Taxes

While no attempt is being made to discuss in detail the Federal estate tax implications of the contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary who survives the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Under certain circumstances, the Code may impose a generation-skipping ("GST")
tax when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the
Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.

Definition of Spouse Under Federal Law

The contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the contract's death benefit. All contract provisions relating to spousal continuation are available only to a person

                                      51

who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.

Annuity Purchases by Residents of Puerto Rico

The IRS has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United
States life insurance company is U.S. -- source income that is generally subject to United States federal income tax.

Annuity Purchases by Nonresident Aliens and Foreign Corporations

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents.
Purchasers (and beneficiaries) that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Special withholding rules apply to entity purchasers (including foreign corporations, partnerships, and trusts) that are not U.S. residents. We reserve the right to make all payments due to owners or beneficiaries directly to such persons and shall not be obligated to pay any foreign financial institution on behalf of any individual. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

Foreign Tax Credits

We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under federal tax law.

Changes in the Law

This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this prospectus. Congress, the IRS, and the courts may modify these authorities, however, sometimes retroactively.

REQUESTING PAYMENTS

To request a payment, you must provide us with notice in a form satisfactory to
us. We will ordinarily pay any partial surrender or total surrender proceeds from the Separate Account within seven days after receipt at our Home Office of a request in good order. We will also ordinarily make payment of lump sum death benefit proceeds from the Separate Account within seven days from the receipt of due proof of death and all required forms. We will determine the amount of the payment as of the end of the Valuation Period during which our Home Office receives the payment request or due proof of death and all required forms.

In most cases, when we pay the death benefit in a lump sum, we will pay these proceeds to your designated beneficiary directly in the form of a check. We may also provide your designated beneficiary the option to establish an interest bearing draft account, called the "Secure Access Account," in the amount of the death benefit.

When establishing the Secure Access Account we will send the designated beneficiary a draft account book within seven days after we receive all the required documents, and the designated beneficiary will have immediate access to the account simply by writing a draft for all or any part of the amount of the death benefit payment. Any interest credited to amounts in the Secure
Access Account is currently taxable to the designated beneficiary.

The Secure Access Account is part of our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our General Account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the Secure Access Account.

We require a positive election from the designated beneficiary to establish the
Secure Access Account for the designated beneficiary. The Secure Access Account is not available in all states. We may discontinue offering the Secure Access
Account at any time, for any reason and without notice.

We will delay making a payment from the Subaccount or applying Subaccount value to a payment plan if:

   (1) the disposal or valuation of the Subaccount is not reasonably practicable because:

      .  the SEC declares that an emergency exists (due to the emergency the disposal or valuation of the Separate Account's assets is not reasonably practicable);

      .  the New York Stock Exchange is closed for other than a regular holiday or weekend;

                                      52

      .  trading is restricted by the SEC; or

   (2) the SEC, by order, permits postponement of payment to protect our owners.

In addition, if, pursuant to SEC rules, a money market fund that a subaccount invests in suspends payment of redemption proceeds in connection with a liquidation of that fund, we will delay payment of any transfer, partial withdrawal, surrender, loan, or death benefit from the subaccount until the fund is liquidated.

State law requires that we reserve the right to defer payments from the
Guarantee Account for a partial or total surrender for up to six months from the date we receive your request at our Home Office. We also may defer making any payments attributable to a check or draft that has not cleared until we are satisfied that the check or draft has been paid by the bank on which it is drawn.

If mandated under applicable law, we may be required to reject a premium payment and/or block an owner's account and thereby refuse to pay any requests for transfers, partial surrenders, or death benefits until instructions are received from the appropriate regulators. We may also be required to provide additional information about you or your account to government regulators.

SALES OF THE CONTRACTS

This contract is no longer offered or sold. However, the following section provides detail concerning the manner in which contracts were sold and the compensation arrangements applicable to those sales. Although certain compensation practices no longer apply (e.g., no commissions are paid in connection with new contract sales because such sales have been suspended), certain of the compensation practices remain relevant to in-force contracts.
Most notably, selling firms continue to be compensated with respect to subsequent purchase payments made under the in-force contracts.

We have entered into an underwriting agreement with Capital Brokerage
Corporation for the distribution and sale of the contracts. Pursuant to this agreement, Capital Brokerage Corporation serves as principal underwriter for the contracts, offering them on a continuous basis. Capital Brokerage
Corporation is located at 6620 West Broad Street, Building 2, Richmond,
Virginia 23230. Capital Brokerage Corporation will use its best efforts to sell the contracts, but is not required to sell any specific number or dollar amount of contracts.

Capital Brokerage Corporation was organized as a corporation under the laws of the state of Washington in 1981 and is an affiliate of ours. Capital Brokerage
Corporation is registered as a broker-dealer with the Securities and Exchange
Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority ("FINRA") (formerly, NASD, Inc.).

Capital Brokerage Corporation offers the contracts through its registered representatives who are registered with FINRA and with the states in which they do business. More information about Capital Brokerage Corporation and the registered representatives is available at http://www.finra.org or by calling
(800) 289-9999. You also can obtain an investor brochure from FINRA describing its Public Disclosure Program. Registered representatives with Capital
Brokerage Corporation are also licensed as insurance agents in the states in which they do business and are appointed with the Company.

Capital Brokerage Corporation also enters into selling agreements with an affiliated broker-dealer and unaffiliated broker-dealers to sell the contracts.
The registered representatives of these selling firms are registered with FINRA and with the states in which they do business, are licensed as insurance agents in the states in which they do business and are appointed with us.

We pay compensation to Capital Brokerage Corporation for promotion and sales of the contracts by its registered representatives as well as by affiliated and unaffiliated selling firms. This compensation consists of sales commissions and other cash and non-cash compensation. The maximum commission we may pay for the sale of a contract is 7.0% of a contract owner's aggregate premium payments.

The maximum commission consists of three parts -- commissions paid to internal and external wholesalers of Capital Brokerage Corporation ("wholesalers" are individuals employed by the Company and registered with Capital Brokerage
Corporation that promote the offer and sale of the contracts), commissions paid to the affiliated and unaffiliated brokerage firms ("selling firms") that employ the registered representative who sold your contract, and an amount paid to the selling firm for marketing and other payments related to the sale of the contract. Wholesalers with Capital Brokerage Corporation each may receive a maximum commission of 0.5% of your aggregate premium payments.

After commission is paid to the wholesalers of Capital Brokerage Corporation, a commission is then paid to the selling firm. A maximum commission of 5.5% of your aggregate premium payments. The exact amount of commission paid to the registered representative who sold you your contract is determined by the brokerage firm that employs the representative is employed.

                                      53

All selling firms receive commissions as described above based on the sale of, and receipt of premium payments, on the contract. Unaffiliated selling firms receive additional compensation, including marketing allowances and other payments. The maximum marketing allowance paid to a selling firm on the sale of a contract is 1.0% of premium payments received. At times, Capital Brokerage
Corporation may make other cash and non-cash payments to selling firms, (as well as receive payments from selling firms) for expenses relating to the recruitment and training of personnel, periodic sales meetings, the production of promotional sales literature and similar expenses. These expenses may also relate to the synchronization of technology between the Company, Capital
Brokerage Corporation and the selling firm in order to coordinate data for the sale and maintenance of the contract. In addition, registered representatives may be eligible for non-cash compensation programs offered by Capital Brokerage
Corporation or an affiliated company, such as conferences, trips, prizes and awards. The amount of other cash and non-cash compensation paid by Capital
Brokerage Corporation or its affiliated companies ranges significantly among the selling firms. Likewise, the amount received by Capital Brokerage
Corporation from the selling firms ranges significantly.

The commissions listed above are maximum commissions paid, and reflect situations where we pay a higher commission for a short period of time for a special promotion.

No specific charge is assessed directly to contract owners or the Separate
Account to cover commissions and other incentives or payments described above.
We do, however, intend to recoup commissions and other sales expenses and incentives we pay through fees and charges deducted under the contract and any other corporate revenue.

All commissions, special marketing allowances and other payments made or received by Capital Brokerage Corporation to or from selling firms come from or are allocated to the general assets of Capital Brokerage Corporation or one of its affiliated companies. Therefore, regardless of the amount paid or received by Capital Brokerage Corporation or one of its affiliated companies, the amount of expenses you pay under the contract does not vary because of such payments to or from such selling firms.

Even though your contract costs are not determined based on amounts paid to or received from Capital Brokerage Corporation or the selling firm, the prospect of receiving, or the receipt of, additional cash or non-cash compensation as described above may create an incentive for selling firms and/or their registered representative to sell you this product versus a product with respect to which a selling firm does not receive additional compensation, or a lower level of additional compensation. You may wish to take such compensation arrangements, which may be referred to as "revenue sharing arrangements," into account when considering and evaluating any recommendation relating to the contracts.

During 2020, 2019 and 2018, $31 million, $33.9 million and $37.7 million, respectively, was paid to Capital Brokerage Corporation for new purchase payments received. In 2020, 2019 and 2018, no underwriting commissions were paid to Capital Brokerage Corporation. This contract (RetireReady/SM/ Extra II)
is no longer offered or sold.

ADDITIONAL INFORMATION

Owner Questions

The obligations to owners under the contracts are ours. Please direct your questions and concerns to us at our Home Office.

Return Privilege

Within the free-look period after you receive the contract, you may cancel it for any reason by delivering or mailing it postage prepaid to:

                  Genworth Life and Annuity Insurance Company
                             Annuity New Business
                            6610 West Broad Street
                           Richmond, Virginia 23230

If you cancel your contract, it will be void, and we will send you a refund computed as of that date. Your refund will be computed as follows:

   (1) if your Contract Value has increased or has stayed the same, your refund will equal your Contract Value, minus any Bonus Credits applied, but plus any mortality and expense risk charges and administrative expense charges we deducted on or before the date we received the returned contract;

   (2) if your Contract Value has decreased, your refund will equal your
       Contract Value, minus any Bonus Credits applied, but plus any mortality and expense risk charges and administrative expense charges we deducted on or before the date we received the returned contract and plus any investment loss, including any charges made by the Portfolios, attributable to Bonus Credits as of the date we received the returned contract; or

   (3) if required by the law of your state, your premium payments minus any partial surrenders you previously have taken.

                                      54

This means you receive any gains and we bear any losses attributable to the
Bonus Credits during the free look period. We do not assess a surrender charge when your contract is canceled during the free-look period.

State Regulation

As a life insurance company organized and operated under the laws of the
Commonwealth of Virginia, we are subject to provisions governing life insurers and to regulation by the Virginia Commissioner of Insurance.

Our books and accounts are subject to review and examination by the State
Corporation Commission of the Commonwealth of Virginia at all times. That
Commission conducts a full examination of our operations at least every five years.

Evidence of Death, Age, Gender, Marital Status or Survival

We may require proof of the age, gender, marital status or survival of any person or persons before actions on any applicable contract provision.

Records and Reports

As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the Separate
Account. At least once each year, we will send you a report showing information about your contract for the period covered by the report. The report will show the total Contract Value and a break-down of the assets of each Subaccount and the Guarantee Account. The report also will show premium payments and charges made during the statement period. As discussed on the prospectus cover page, beginning January 1, 2021 we will no longer send you paper copies of shareholder reports for the Portfolios of the Funds offered under the contract
("Reports") unless you specifically request paper copies from us, and instead we will make the Reports available on a website. In addition, you will receive a written confirmation when you make premium payments, transfers, or take partial surrenders.

Other
Information

We have filed a Registration Statement with the SEC, under the Securities Act of 1933 as amended, for the contracts being offered by this prospectus. This prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the Separate Account, the Company, and the contracts offered. Statements in this prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC and available on the SEC's website at http://www.sec.gov.

Unclaimed Property

Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date or date the death benefit is due and payable.
For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or the contract owner last resided, as shown on our books and records, or to our state of domicile. This "escheatment" is revocable, however, and the state is obligated to pay the death benefit if your beneficiary steps forward to claim it with the proper documentation. To prevent such escheatment, it is important that you update your beneficiary designations, including full names and complete addresses, if and as they change.

Cybersecurity

Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyberattacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyberattacks affecting us, any third party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, systems failures and cyberattacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate Accumulation Unit values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds

                                      55

underlying your contract to lose value. There can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your contract due to cyberattacks or information security breaches in the future.

Natural and Man-Made Disasters

We are also exposed to risks related to natural and man-made disasters and catastrophes, such as (but not limited to) storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts, any of which could adversely affect our ability to conduct business. A natural or man-made disaster or catastrophe, including a pandemic (such as COVID-19), could affect the ability or willingness of our employees or the employees of our service providers to perform their job responsibilities. Even if our employees and the employees of our service providers are able to work remotely, those remote work arrangements could result in our business operations being less efficient than under normal circumstances and could lead to delays in our processing of contract-related transactions, including orders from contract owners.
Catastrophic events may negatively affect the computer and other systems on which we rely, may interfere with our ability to receive, pick up and process mail, may interfere with our ability to calculate Contract Value, or may have other possible negative impacts. These events may also impact the issuers of securities in which the Portfolios invest, which may cause the Portfolios underlying your contract to lose value. There can be no assurance that we or the Portfolios or our service providers will be able to successfully avoid negative impacts associated with natural and man-made disasters and catastrophes.

We outsource certain critical business functions to third parties and, in the event of a natural or man-made disaster, rely upon the successful implementation and execution of the business continuity planning of such entities. While we monitor the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond our control. If one or more of the third parties to whom we outsource such critical business functions experience operational failures, our ability to administer the contract could be impaired.

Information Regarding the COVID-19 Pandemic. The COVID-19 pandemic has resulted in operational disruptions, as well as market volatility and general economic uncertainty. To address operational disruptions in connection with the COVID-19 pandemic, we have implemented business continuity plans so we can continue to provide services to our customers, even as many of our employees and the employees of our service providers continue to work remotely. While these efforts have been successful to date, we continue to be subject to risks that could negatively impact our operations, including system failure, mail delivery delays, unavailability of critical personnel due to illness or other reasons related to the pandemic, and disruptions to service providers. Significant market volatility and negative market returns have occurred during the COVID-19 pandemic. While we are confident in our ability to manage the financial risks related to the COVID-19 pandemic, the extent and duration of such risks cannot be predicted with certainty, and prolonged negative economic conditions could have a negative impact on our financial condition. It is possible these risks could impact our financial strength and claims-paying ability.

Legal Proceedings

We face the risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including the risk of class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. In our insurance operations, we are, have been, or may become subject to class actions and individual suits alleging, among other things, issues relating to sales or underwriting practices, payment of contingent or other sales commissions, claims payments and procedures, product design, product disclosure, administration, additional premium charges for premiums paid on a periodic basis, denial or delay of benefits, charging excessive or impermissible fees on products and recommending unsuitable products to customers. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts, which may remain unknown for substantial periods of time. In our investment-related operations, we are subject to litigation involving commercial disputes with counterparties. We are also subject to litigation arising out of our general business activities such as our contractual and employment relationships and securities lawsuits. In addition, we are also subject to various regulatory inquiries, such as information requests, subpoenas, books and record examinations and market conduct and financial examinations from state, federal and international regulators and other authorities. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our business, financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition and results of operations.

Lehman Brothers Special Financing, Inc.

In Lehman Brothers Special Financing, Inc. v. Bank of America National
Association, et al, in U.S. Bankruptcy Court, Southern District of New York,
Lehman Brothers Special Financing, Inc.

                                      56

("LBSF") seeks to recover from the Company, as a noteholder defendant, sums it received from a collateralized debt obligation ("CDO") note following the bankruptcy of Lehman Brothers Holdings, Inc. ("LBHI"), alleging that we and other unrelated noteholders (the "Defendant Group") were not entitled to the amounts received. On June 28, 2016, the Bankruptcy Court granted our motion to dismiss , the Bankruptcy Court's order became final and appealable on January
24, 2017 , and no claims remain against the Company. LBSF filed a notice of appeal on February 6, 2017. On March 14, 2018, the District Court affirmed the decision of the Bankruptcy Court. In a filing dated April 13, 2018, LBSF appealed the District Court's decision to the United States Court of Appeals for the Second Circuit. Oral argument occurred on June 26, 2019. On August 11,
2020, the Court of Appeals for the Second Circuit issued a decision affirming the dismissal of this case.

Cost of Insurance Litigation

In September 2018, we were named as a defendant in a putative class action lawsuit pending in the United States District Court for the Eastern District of
Virginia captioned TVPX ARX INC., et al v. Genworth Life and Annuity Insurance
Company, Case No. 3:18-cv-00637. Plaintiff seeks to represent life insurance policyholders, alleging unlawful and excessive cost of insurance ("COI")
charges. The complaint asserts claims for breach of contract, alleging that we improperly considered non-mortality factors when calculating COI rates and failed to decrease COI charges in light of improved expectations of future mortality, and seeks unspecified compensatory damages, costs, and equitable relief.

On October 29, 2018, we filed a Motion to Enjoin in the Middle District of
Georgia, and a Motion to Dismiss and Motion to Stay in the Eastern District of
Virginia. We moved to enjoin the prosecution of the Eastern District of
Virginia action on the basis that it involves claims released in a prior nationwide class action settlement that was approved by the Middle District of
Georgia. Plaintiff filed an amended complaint on November 13, 2018. On
November 16, 2018, the Eastern District of Virginia court stayed the case for
60 days.

On December 6, 2018, we moved the Middle District of Georgia for leave to file our counterclaim, which alleges that plaintiff breached the prior settlement agreement by filing its current action. On January 17, 2019, the Eastern
District of Virginia court stayed the case for another 60 days or the date of the Middle District of Georgia's ruling on our motions, whichever comes earlier. A hearing on our Motion to Enjoin and Motion for Leave to file our counterclaim occurred on February 21, 2019. On March 15, 2019, the Middle
District of Georgia granted our Motion to Enjoin and denied our Motion for
Leave to file our counterclaim. As such, plaintiff is enjoined from pursuing its COI class action in the Eastern District of Virginia.

On March 29, 2019, plaintiff filed a Notice of Appeal in the Middle District of
Georgia, notifying the Court of its appeal to the United States Court of
Appeals for the Eleventh Circuit from the Order granting our Motion to Enjoin.
On March 29, 2019, we filed our Notice of Cross-Appeal in the Middle District of Georgia, notifying the Court of our cross-appeal to the Eleventh Circuit from the portion of the order denying our Motion for Leave to file our counterclaim. On April 8, 2019, the Eastern District of Virginia lifted the stay in the case and dismissed the case without prejudice, with leave for plaintiff to refile an amended complaint only if a final appellate court decision vacates the injunction and reverses the Middle District of Georgia's opinion. On May 21, 2019, plaintiff filed its appeal and memorandum in support in the Eleventh Circuit. We filed our response to plaintiff's appeal memorandum and our memorandum in support of our cross-appeal on July 3, 2019. Plaintiff filed its reply in support of its appeal and response to our cross-appeal on
August 20, 2019, and we filed our reply memorandum in support of our cross-appeal on September 20, 2019. Plaintiff's appeal and our cross-appeal are now fully briefed and waiting for disposition by the Eleventh Circuit. The
Eleventh Circuit Court of Appeals heard oral argument on plaintiff's appeal and our cross-appeal on April 21, 2020. On May 26, 2020, the Eleventh Circuit Court
of Appeals vacated the Middle District of Georgia's order enjoining plaintiff's class action and remanded the case back to the Middle District of Georgia for further factual development as to whether we had altered how we calculate or charge COI since the McBride settlement. The Eleventh Circuit Court of Appeals did not reach a decision on our counterclaim. We intend to continue to vigorously defend the dismissal of the action.

On April 6, 2020, we were named as a defendant in a putative class action lawsuit filed in the United States District Court for the Eastern District of
Virginia, captioned Brighton Trustees, LLC, et al v. Genworth Life and Annuity
Insurance Company. On May 13, 2020, we were also named as a defendant in a putative class action lawsuit filed in the United States District Court for the
Eastern District of Virginia captioned Daubenmier, et al v. Genworth Life and
Annuity Insurance Company. On June 26, 2020, plaintiffs filed a consent motion to consolidate the two cases. On June 30, 2020, the United States District
Court for the Eastern District of Virginia issued an order consolidating the
Brighton Trustees and Daubenmier cases. On July 17, 2020, the Brighton Trustees and Daubenmier plaintiffs filed a consolidated complaint, alleging that we subjected policyholders to an unlawful and excessive COI increase. The consolidated complaint asserts claims for breach of contract and injunctive relief, and seeks damages in excess of

                                      57

$5 million. On August 31, 2020, we filed an answer to plaintiffs' consolidated complaint. The trial is scheduled to commence on April 1, 2022. We intend to vigorously defend this action.

On January 21, 2021, we were named as a defendant in a putative class action lawsuit pending in the United States District Court for the District of Oregon
captioned McMillan, et al , v. Genworth Life and Annuity Insurance Company,
Case No. 1:21-cv-00091. Plaintiff seeks to represent life insurance policyholders with policies issued by Federal Home Life Insurance Company, which subsequently merged with the Company on January 1, 2007. Plaintiff alleges that we impermissibly calculated COI rates to be higher than that permitted by plaintiff's policy. The complaint asserts claims for breach of contract, conversion, and declaratory and injunctive relief, and seeks damages in excess of $5 million. On April 5, 2021, we filed an answer to plaintiff's complaint. We intend to vigorously defend this action.

Unclaimed Property

The West Virginia treasurer's office sued us and one of our affiliates, as well as other life insurers licensed in West Virginia, regarding alleged violations of unclaimed property requirements for West Virginia policies. We elected to participate in the early alternative dispute resolution procedure outlined in the trial court's post remand case management order and a first meeting to mediate the matter was held on February 1, 2017. On December 16, 2020, the parties settled this action for $120,000.

North Carolina Audit

On May 31, 2019, the Company and certain affiliates received draft audit reports from the North Carolina Department of Revenue that examined tax credits received for investing in certain renewal energy projects from the period beginning January 1, 2014 and ending December 31, 2016. The Department of
Revenue alleges that these tax credits were improper transactions because the
Genworth entities were not bona fide partners of the investor/promotor
Stonehenge Capital Company, LLC. On July 15, 2019, we responded to the
Department of Revenue, stating that we intend to contest the disallowance of the credits. On July 17, 2019, the Department of Revenue replied that their position regarding their audit conclusions has not changed and that they will proceed with finalizing the audit. On July 24, 2019, we received Notices of
Proposed Adjustments and tax assessments for the Company and certain of the affiliates totaling $4.4 million from the Department of Revenue. On August 27,
2019, we submitted our NC-Form 242 Objection to these tax assessments. On
December 5, 2019, we received Notices of Proposed Adjustments and tax assessments for the Company and Genworth Life Insurance Company totaling approximately $600,000. On January 14, 2020, we submitted our NC-Form 242
Objection to these tax assessments. We intend to continue to vigorously defend our position and any legal proceedings that may arise.

At this time, we cannot determine or predict the ultimate outcome of any of the pending legal and regulatory matters specifically identified above or the likelihood of potential future legal and regulatory matters against us. Except as disclosed above, we also are not able to provide an estimate or range of reasonably possible losses related to these matters. Therefore, we cannot ensure that the current investigations and proceedings will not have a material adverse effect on our business, financial condition or results of operations.
In addition, it is possible that related investigations and proceedings may be commenced in the future, and we could become subject to additional unrelated investigations and lawsuits. Increased regulatory scrutiny and any resulting investigations or proceedings could result in new legal precedents and industry-wide regulations or practices that could adversely affect our business, financial condition and results of operations.

The Company shall, and may through insurance coverage, indemnify any directors or officers who are a party to any proceeding by reason of the fact that he or she was or is a director or officer of the Company against any liability incurred by him or her in connection with such proceeding unless he or she engaged in willful misconduct or a knowing violation of the criminal law or any federal or state securities law. Such indemnification covers all judgments, settlements, penalties, fines and reasonable expenses incurred with respect to such proceeding. If the person involved is not a director or officer of the
Company, the Company may indemnify, or contract to indemnify, to the same extent allowed for its directors and officers, such person who was, is or may become a party to any proceeding, by reason of the fact that he or she is or was an employee or agent of the Company, or is or was serving at the request of the Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise.

Insofar as indemnification for liability arising under the Securities Act of
1933 may be permitted to directors, officers and controlling persons of the
Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in successful defense of any action, suit or

                                      58

proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Capital Brokerage Corporation is not in any pending or threatened lawsuits that are reasonably likely to have a material adverse impact on us or on the
Separate Account.

Although it is not anticipated that these developments will have a material adverse impact on the Separate Account, on our ability to meet our obligations under the contracts, or on the ability of Capital Brokerage Corporation to perform under its principal underwriting agreement, there can be no assurance at this time.

                                      59

APPENDIX A

Examples -- Death Benefit Calculations

Basic Death Benefit

The purpose of this example is to show how the Basic Death Benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract.

Example:  Assuming an owner:

   (1) purchases a contract for $100,000;

   (2) makes no additional premium payments and takes no partial surrenders;

   (3) is not subject to premium taxes; and

   (4) the Annuitant's age is 70 on the Contract Date then:

Annuitant's End of Contract  Unadjusted
    Age      Year   Value   Death Benefit
-----------------------------------------
    71         1   $103,000   $103,000
    72         2    110,000    110,000
    73         3     80,000    110,000
    74         4    120,000    120,000
    75         5    130,000    130,000
    76         6    150,000    150,000
    77         7    160,000    160,000
    78         8    130,000    160,000
    79         9     90,000    160,000
    80        10    170,000    170,000
    81        11    140,000    170,000
    82        12    190,000    190,000
    83        13    150,000    170,000
-----------------------------------------

Partial surrenders will reduce the unadjusted death benefit by the proportion that the partial surrender (including any applicable surrender charge and any premium tax assessed) reduces the Contract Value. For example:

        Premium Contract  Unadjusted
 Date   Payment  Value   Death Benefit
--------------------------------------
3/31/09 $50,000 $50,000     $50,000
3/31/17          50,000      50,000
3/31/18          35,000      50,000
--------------------------------------

If a partial surrender of $17,500 is taken on March 31, 2018, the unadjusted death benefit immediately after the partial surrender will be $25,000 ($50,000 to $25,000) since the Contract Value is reduced 50% by the partial surrender
($35,000 to $17,500). This is true only if the unadjusted death benefit immediately prior to the partial surrender (as calculated above) is not the
Contract Value on the date of the Annuitant's death. It also assumes that no premium tax applies to the partial surrender. This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

Optional Enhanced Death Benefit

The following example shows how the Optional Enhanced Death Benefit works based on purely hypothetical values. It is not intended to depict investment performance of the contract.

This example assumes an owner purchases a contract with an Annuitant age 65 at the time of issue, and that he takes no partial surrenders before the
Annuitant's death.

                 Contract           Death   Optional Enhanced
 Date   Premium   Value     Gain   Benefit    Death Benefit
-------------------------------------------------------------
8/01/09 $100,000 $100,000 $      0 $100,000      $     0
8/01/24           300,000  200,000  300,000       70,000
-------------------------------------------------------------

The Annuitant's death and notification of the death occur on 8/01/24. At that time, 40% of the earnings or "gain" ($200,000) is $80,000. However, since the
Optional Enhanced Death Benefit cannot exceed 70% of the premiums paid
($100,000) under this age scenario, the Optional Enhanced Death Benefit in this example will be $70,000.

                                      A-1

APPENDIX B

Condensed Financial Information

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges.

The Accumulation Unit values and the number of Accumulation Units outstanding for each Subaccount for the periods shown are as follows:

                    With Separate Account Expenses of 1.55%

                                                                                        Number of
                                                      Accumulation      Accumulation  Accumulation
                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                        Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
--------------------------------------------------------------------------------------------------------
  AB Global Thematic Growth Portfolio -- Class B          25.09            34.36          2,359     2020
                                                          19.64            25.09          2,359     2019
                                                          22.16            19.64             --     2018
                                                          16.51            22.16             --     2017
                                                          16.92            16.51             --     2016
                                                          16.74            16.92             --     2015
                                                          16.23            16.74             --     2014
                                                          13.41            16.23             --     2013
                                                          12.03            13.41             --     2012
                                                          15.95            12.03             28     2011
--------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B               26.66            26.89          1,076     2020
                                                          21.90            26.66          1,209     2019
                                                          23.63            21.90          2,262     2018
                                                          20.24            23.63          2,536     2017
                                                          18.51            20.24          2,592     2016
                                                          18.53            18.51          2,654     2015
                                                          17.22            18.53          2,702     2014
                                                          13.00            17.22          3,596     2013
                                                          11.26            13.00          4,538     2012
                                                          10.78            11.26          5,128     2011
--------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                23.72            31.57            867     2020
                                                          17.93            23.72            869     2019
                                                          17.80            17.93            917     2018
                                                          13.73            17.80            974     2017
                                                          13.63            13.73          1,025     2016
                                                          12.49            13.63          1,082     2015
                                                          11.14            12.49          1,140     2014
                                                           8.26            11.14          5,424     2013
                                                           7.19             8.26          5,497     2012
                                                           7.59             7.19          5,577     2011
--------------------------------------------------------------------------------------------------------
  AB Small Cap Growth Portfolio -- Class B                34.91            52.81             --     2020
                                                          26.07            34.91             --     2019
                                                          26.78            26.07             --     2018
                                                          20.33            26.78             --     2017
                                                          19.44            20.33             --     2016
                                                          20.06            19.44             --     2015
                                                          20.80            20.06             --     2014
                                                          14.54            20.80            235     2013
                                                          12.87            14.54            235     2012
                                                          12.55            12.87            235     2011
--------------------------------------------------------------------------------------------------------

                                      B-1

                                                                                                                Number of
                                                                              Accumulation      Accumulation  Accumulation
                                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                                Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
--------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Capital Appreciation Fund -- Series II Shares          30.59            41.04             --     2020
                                                                                  22.87            30.59             --     2019
                                                                                  24.71            22.87             --     2018
                                                                                  19.84            24.71             --     2017
                                                                                  20.65            19.84             --     2016
                                                                                  20.31            20.65             --     2015
                                                                                  17.92            20.31             --     2014
                                                                                  14.06            17.92             --     2013
                                                                                  12.55            14.06             --     2012
                                                                                  12.92            12.55             --     2011
--------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund -- Series II
   Shares                                                                         35.40            48.88             --     2020
                                                                                  25.87            35.40             --     2019
                                                                                  28.05            25.87             --     2018
                                                                                  22.18            28.05             --     2017
                                                                                  22.06            22.18             --     2016
                                                                                  21.07            22.06             --     2015
                                                                                  20.28            21.07             --     2014
                                                                                  15.19            20.28             --     2013
                                                                                  13.28            15.19             --     2012
                                                                                  13.38            13.28             --     2011
--------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Global Fund -- Series II Shares                        28.85            36.17          1,218     2020
                                                                                  22.29            28.85          1,250     2019
                                                                                  26.15            22.29          1,305     2018
                                                                                  19.48            26.15          1,342     2017
                                                                                  19.82            19.48          4,603     2016
                                                                                  19.42            19.82          4,647     2015
                                                                                  19.32            19.42          4,703     2014
                                                                                  15.46            19.32          7,006     2013
                                                                                  12.98            15.46          7,607     2012
                                                                                  14.41            12.98          7,734     2011
--------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Fund(R) -- Series II Shares                23.48            26.29          2,320     2020
                                                                                  18.11            23.48          2,325     2019
                                                                                  20.01            18.11          2,329     2018
                                                                                  17.43            20.01          2,334     2017
                                                                                  15.90            17.43          2,338     2016
                                                                                  15.67            15.90          2,343     2015
                                                                                  14.41            15.67          2,348     2014
                                                                                  11.14            14.41          2,352     2013
                                                                                   9.70            11.14          2,357     2012
                                                                                   9.89             9.70          2,458     2011
--------------------------------------------------------------------------------------------------------------------------------
  Invesco Oppenheimer V.I. Main Street Small Cap Fund(R) -- Series II
   Shares                                                                         42.22            49.73            564     2020
                                                                                  34.00            42.22            565     2019
                                                                                  38.60            34.00            566     2018
                                                                                  34.42            38.60            567     2017
                                                                                  29.71            34.42            568     2016
                                                                                  32.13            29.71            570     2015
                                                                                  29.23            32.13            571     2014
                                                                                  21.11            29.23            572     2013
                                                                                  18.23            21.11            573     2012
                                                                                  18.96            18.23            574     2011
--------------------------------------------------------------------------------------------------------------------------------

                                      B-2

                                                                                                              Number of
                                                                            Accumulation      Accumulation  Accumulation
                                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                                              Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares                       23.69            33.21             --     2020
                                                                                17.60            23.69             --     2019
                                                                                18.55            17.60             --     2018
                                                                                14.79            18.55             --     2017
                                                                                14.69            14.79             --     2016
                                                                                14.21            14.69             --     2015
                                                                                13.31            14.21             --     2014
                                                                                 9.65            13.31             --     2013
                                                                                10.00             9.65             --     2012
------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                              20.47            22.94             --     2020
                                                                                16.12            20.47             --     2019
                                                                                18.07            16.12             32     2018
                                                                                16.22            18.07            143     2017
                                                                                14.94            16.22          9,862     2016
                                                                                16.10            14.94          9,992     2015
                                                                                15.12            16.10         10,122     2014
                                                                                11.89            15.12         10,255     2013
                                                                                10.60            11.89         12,614     2012
                                                                                10.77            10.60         10,567     2011
------------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Value Opportunities Fund -- Series II shares                     21.34            22.13             --     2020
                                                                                16.66            21.34             --     2019
                                                                                20.98            16.66             --     2018
                                                                                18.18            20.98             --     2017
                                                                                15.66            18.18             --     2016
                                                                                17.80            15.66             --     2015
                                                                                17.00            17.80             --     2014
                                                                                12.95            17.00          1,200     2013
                                                                                11.18            12.95          1,206     2012
                                                                                11.76            11.18          2,397     2011
------------------------------------------------------------------------------------------------------------------------------
BNY Mellon
------------------------------------------------------------------------------------------------------------------------------
  BNY Mellon Sustainable U.S. Equity Portfolio, Inc. -- Initial Shares          18.16            22.19             --     2020
                                                                                13.73            18.16             --     2019
                                                                                14.59            13.73             --     2018
                                                                                12.85            14.59             --     2017
                                                                                11.82            12.85             --     2016
                                                                                12.40            11.82             --     2015
                                                                                11.10            12.40             --     2014
                                                                                 8.39            11.10             --     2013
                                                                                 7.62             8.39             --     2012
                                                                                 7.67             7.62             --     2011
------------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Series Trust II
------------------------------------------------------------------------------------------------------------------------------
  CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1                             17.05            22.15             --     2020
                                                                                13.14            17.05             --     2019
                                                                                13.68            13.14             --     2018
                                                                                10.44            13.68             --     2017
                                                                                10.00            10.44             --     2016
------------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Overseas Core Fund -- Class 2                  12.26            13.14            146     2020
                                                                                 9.95            12.26            176     2019
                                                                                12.15             9.95            208     2018
                                                                                 9.70            12.15            242     2017
                                                                                10.00             9.70            278     2016
------------------------------------------------------------------------------------------------------------------------------

                                      B-3

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-----------------------------------------------------------------------------------------------------------------------
  VT Floating -- Rate Income Fund                                        14.24            14.30          1,642     2020
                                                                         13.50            14.24          1,651     2019
                                                                         13.73            13.50          1,659     2018
                                                                         13.48            13.73          1,667     2017
                                                                         12.57            13.48          1,676     2016
                                                                         12.89            12.57          1,685     2015
                                                                         13.02            12.89          1,693     2014
                                                                         12.73            13.02          1,702     2013
                                                                         12.05            12.73          3,342     2012
                                                                         11.94            12.05          3,358     2011
-----------------------------------------------------------------------------------------------------------------------
Federated Hermes Insurance Series
-----------------------------------------------------------------------------------------------------------------------
  Federated Hermes High Income Bond Fund II -- Service Shares            26.41            27.42            198     2020
                                                                         23.50            26.41            198     2019
                                                                         24.72            23.50          2,621     2018
                                                                         23.56            24.72          2,634     2017
                                                                         20.90            23.56          2,645     2016
                                                                         21.82            20.90          2,659     2015
                                                                         21.64            21.82          3,658     2014
                                                                         20.59            21.64          3,673     2013
                                                                         18.30            20.59          3,687     2012
                                                                         17.71            18.30          1,390     2011
-----------------------------------------------------------------------------------------------------------------------
  Federated Hermes Kaufmann Fund II -- Service Shares                    48.29            61.09             --     2020
                                                                         36.74            48.29             --     2019
                                                                         36.03            36.74             --     2018
                                                                         28.60            36.03             --     2017
                                                                         28.08            28.60             --     2016
                                                                         26.87            28.08             70     2015
                                                                         24.94            26.87            281     2014
                                                                         18.14            24.94            505     2013
                                                                         15.74            18.14             --     2012
                                                                         18.48            15.74          1,761     2011
-----------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                         32.95            42.24            408     2020
                                                                         25.49            32.95            635     2019
                                                                         27.74            25.49          1,990     2018
                                                                         23.17            27.74          2,177     2017
                                                                         21.84            23.17          2,277     2016
                                                                         22.09            21.84          2,470     2015
                                                                         20.10            22.09          2,802     2014
                                                                         15.59            20.10          3,854     2013
                                                                         13.63            15.59          4,508     2012
                                                                         14.24            13.63          5,993     2011
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2          36.90            48.44             --     2020
                                                                         28.87            36.90             --     2019
                                                                         30.92            28.87             --     2018
                                                                         25.43            30.92             --     2017
                                                                         25.16            25.43             --     2016
                                                                         25.30            25.16             --     2015
                                                                         23.22            25.30             --     2014
                                                                         17.06            23.22             --     2013
                                                                         14.17            17.06             --     2012
                                                                         14.80            14.17             --     2011
-----------------------------------------------------------------------------------------------------------------------

                                      B-4

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        23.41            24.53            371     2020
                                                                        18.70            23.41            469     2019
                                                                        20.77            18.70          1,549     2018
                                                                        18.73            20.77          1,627     2017
                                                                        16.16            18.73          1,660     2016
                                                                        17.14            16.16          2,030     2015
                                                                        16.05            17.14          4,282     2014
                                                                        12.75            16.05         12,483     2013
                                                                        11.07            12.75         10,608     2012
                                                                        11.17            11.07         15,473     2011
----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      22.97            24.34             --     2020
                                                                        17.99            22.97             --     2019
                                                                        20.13            17.99             --     2018
                                                                        17.53            20.13             --     2017
                                                                        15.38            17.53             --     2016
                                                                        16.02            15.38             --     2015
                                                                        14.77            16.02             --     2014
                                                                        11.25            14.77             --     2013
                                                                         9.67            11.25             --     2012
                                                                         9.69             9.67             --     2011
----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                               22.77            32.19             --     2020
                                                                        17.27            22.77             --     2019
                                                                        17.61            17.27             --     2018
                                                                        13.27            17.61             --     2017
                                                                        13.40            13.27         29,220     2016
                                                                        12.74            13.40         29,220     2015
                                                                        11.65            12.74         29,220     2014
                                                                         8.70            11.65         29,220     2013
                                                                         7.73             8.70         29,220     2012
                                                                         7.85             7.73         29,312     2011
----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Government Money Market Fund -- Service Shares           9.26             9.14          8,596     2020
                                                                         9.24             9.26         18,559     2019
                                                                         9.24             9.24         24,073     2018
                                                                         9.34             9.24         24,414     2017
                                                                         9.48             9.34         19,602     2016
                                                                         9.63             9.48         19,755     2015
                                                                         9.78             9.63         19,892     2014
                                                                         9.94             9.78         25,581     2013
                                                                        10.00             9.94         44,531     2012
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Balanced Portfolio -- Service Shares                  28.12            31.56          1,761     2020
                                                                        23.36            28.12          2,029     2019
                                                                        23.62            23.36          2,330     2018
                                                                        20.31            23.62          2,535     2017
                                                                        19.77            20.31          2,620     2016
                                                                        20.00            19.77          2,710     2015
                                                                        18.77            20.00          2,764     2014
                                                                        15.91            18.77          2,895     2013
                                                                        14.26            15.91          6,603     2012
                                                                        14.29            14.26          6,668     2011
----------------------------------------------------------------------------------------------------------------------

                                      B-5

                                                                                                               Number of
                                                                             Accumulation      Accumulation  Accumulation
                                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                                               Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------------
  Janus Henderson Enterprise Portfolio -- Service Shares                         27.59            32.37             --     2020
                                                                                 20.73            27.59             --     2019
                                                                                 21.20            20.73             --     2018
                                                                                 16.94            21.20             --     2017
                                                                                 15.35            16.94             --     2016
                                                                                 15.03            15.35             --     2015
                                                                                 13.60            15.03             --     2014
                                                                                 10.46            13.60             --     2013
                                                                                  9.08            10.46             --     2012
                                                                                  9.38             9.08             --     2011
-------------------------------------------------------------------------------------------------------------------------------
  Janus Henderson Forty Portfolio -- Service Shares                              34.45            47.16             --     2020
                                                                                 25.57            34.45             --     2019
                                                                                 25.54            25.57          1,196     2018
                                                                                 19.95            25.54          1,198     2017
                                                                                 19.88            19.95          1,201     2016
                                                                                 18.04            19.88          1,203     2015
                                                                                 16.89            18.04          1,205     2014
                                                                                 13.11            16.89          2,182     2013
                                                                                 10.75            13.11          2,186     2012
                                                                                 11.73            10.75          2,191     2011
-------------------------------------------------------------------------------------------------------------------------------
  Janus Henderson Global Research Portfolio -- Service Shares                    13.96            16.46            589     2020
                                                                                 11.02            13.96            590     2019
                                                                                 12.05            11.02          2,514     2018
                                                                                  9.66            12.05          2,556     2017
                                                                                  9.63             9.66          8,303     2016
                                                                                 10.04             9.63          8,364     2015
                                                                                  9.51            10.04          9,225     2014
                                                                                  7.54             9.51          9,359     2013
                                                                                  6.39             7.54          9,530     2012
                                                                                  7.55             6.39          9,685     2011
-------------------------------------------------------------------------------------------------------------------------------
  Janus Henderson Global Technology and Innovation Portfolio -- Service
   Shares                                                                        17.94            26.63             --     2020
                                                                                 12.58            17.94             --     2019
                                                                                 12.67            12.58             --     2018
                                                                                  8.88            12.67             --     2017
                                                                                  7.92             8.88             --     2016
                                                                                  7.69             7.92             --     2015
                                                                                  7.14             7.69          1,271     2014
                                                                                  5.36             7.14          1,274     2013
                                                                                  4.57             5.36          1,277     2012
                                                                                  5.08             4.57          1,281     2011
-------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
-------------------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Aggressive Growth Portfolio -- Class II                   36.20            41.96             --     2020
                                                                                 29.47            36.20             --     2019
                                                                                 32.75            29.47             --     2018
                                                                                 28.67            32.75             --     2017
                                                                                 28.85            28.67             --     2016
                                                                                 29.89            28.85             --     2015
                                                                                 25.28            29.89             --     2014
                                                                                 17.42            25.28            286     2013
                                                                                 14.94            17.42            286     2012
                                                                                 14.85            14.94            287     2011
-------------------------------------------------------------------------------------------------------------------------------

                                      B-6

                                                                                                          Number of
                                                                        Accumulation      Accumulation  Accumulation
                                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                                          Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Large Cap Value Portfolio -- Class I                 30.69            31.80             80     2020
                                                                            24.19            30.69             96     2019
                                                                            26.96            24.19            114     2018
                                                                            23.85            26.96            133     2017
                                                                            21.43            23.85            152     2016
                                                                            22.41            21.43            175     2015
                                                                            10.00            22.41            196     2014
--------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
--------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                     23.37            26.14            270     2020
                                                                            18.09            23.37            295     2019
                                                                            19.49            18.09            317     2018
                                                                            16.09            19.49            341     2017
                                                                            15.09            16.09            341     2016
                                                                            15.33            15.09            342     2015
                                                                            14.06            15.33            343     2014
                                                                            10.84            14.06          1,313     2013
                                                                             9.27            10.84          1,315     2012
                                                                             9.65             9.27          1,578     2011
--------------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                       31.00            44.44             --     2020
                                                                            22.29            31.00             --     2019
                                                                            23.04            22.29             --     2018
                                                                            18.52            23.04             --     2017
                                                                            17.29            18.52          3,388     2016
                                                                            17.95            17.29          3,388     2015
                                                                            19.71            17.95          3,388     2014
                                                                            14.17            19.71          3,448     2013
                                                                            11.91            14.17          3,448     2012
                                                                            13.51            11.91          3,533     2011
--------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                           32.39            33.68            321     2020
                                                                            26.36            32.39            356     2019
                                                                            26.56            26.36            394     2018
                                                                            23.57            26.56            434     2017
                                                                            21.52            23.57            477     2016
                                                                            25.64            21.52            524     2015
                                                                            23.15            25.64          2,047     2014
                                                                            19.56            23.15          2,258     2013
                                                                            17.55            19.56          2,315     2012
                                                                            16.74            17.55          3,767     2011
--------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
--------------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio -- Service
   Class Shares                                                             17.38            20.91             --     2020
                                                                            12.65            17.38             --     2019
                                                                            12.78            12.65          1,587     2018
                                                                            10.13            12.78          1,590     2017
                                                                             9.72            10.13          1,592     2016
                                                                            10.00             9.72          1,661     2015
--------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
--------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                       25.10            26.13            844     2020
                                                                            22.22            25.10            845     2019
                                                                            23.19            22.22          3,404     2018
                                                                            22.09            23.19          3,405     2017
                                                                            19.95            22.09          3,407     2016
                                                                            20.61            19.95          3,408     2015
                                                                            20.25            20.61          3,871     2014
                                                                            19.46            20.25          5,974     2013
                                                                            17.29            19.46          5,867     2012
                                                                            16.99            17.29          3,445     2011
--------------------------------------------------------------------------------------------------------------------------

                                      B-7

                                                                                                             Number of
                                                                           Accumulation      Accumulation  Accumulation
                                                                          Unit Values at    Unit Values at   Units at
Subaccounts                                                             Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------------
  International Bond Portfolio (U.S. Dollar Hedged) -- Administrative
   Class Shares                                                                20.72            21.53             --     2020
                                                                               19.66            20.72             --     2019
                                                                               19.56            19.66             --     2018
                                                                               19.33            19.56             --     2017
                                                                               18.44            19.33             --     2016
                                                                               18.68            18.44             --     2015
                                                                               17.07            18.68             --     2014
                                                                               17.25            17.07            123     2013
                                                                               15.80            17.25            123     2012
                                                                               15.03            15.80            124     2011
-----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares           26.96            31.15            774     2020
                                                                               24.16            26.96            779     2019
                                                                               25.14            24.16            796     2018
                                                                               23.44            25.14            803     2017
                                                                               23.64            23.44            809     2016
                                                                               24.35            23.64            848     2015
                                                                               19.95            24.35          1,796     2014
                                                                               23.27            19.95          1,981     2013
                                                                               22.64            23.27          2,258     2012
                                                                               17.99            22.64          2,870     2011
-----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                        19.99            21.38          4,082     2020
                                                                               18.74            19.99          4,385     2019
                                                                               19.13            18.74          5,753     2018
                                                                               18.52            19.13          6,251     2017
                                                                               18.32            18.52         11,128     2016
                                                                               18.53            18.32         11,908     2015
                                                                               18.05            18.53         17,355     2014
                                                                               18.70            18.05         20,227     2013
                                                                               17.33            18.70         21,389     2012
                                                                               16.99            17.33         22,053     2011
-----------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
-----------------------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                                        20.60            29.39          3,111     2020
                                                                               15.28            20.60          3,329     2019
                                                                               15.81            15.28            666     2018
                                                                               12.25            15.81            750     2017
                                                                               11.74            12.25            817     2016
                                                                               11.01            11.74            889     2015
                                                                                9.53            11.01            931     2014
                                                                                7.19             9.53            964     2013
                                                                                6.25             7.19            966     2012
                                                                                6.22             6.25            967     2011
-----------------------------------------------------------------------------------------------------------------------------
State Street Variable Insurance Series Funds, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  Income V.I.S. Fund -- Class 1 Shares                                         16.30            17.18             --     2020
                                                                               15.25            16.30             --     2019
                                                                               15.71            15.25             --     2018
                                                                               15.46            15.71             --     2017
                                                                               15.24            15.46             --     2016
                                                                               15.55            15.24             --     2015
                                                                               15.02            15.55             --     2014
                                                                               15.47            15.02             --     2013
                                                                               14.86            15.47             --     2012
                                                                               14.08            14.86         12,874     2011
-----------------------------------------------------------------------------------------------------------------------------

                                      B-8

                                                                                              Number of
                                                            Accumulation      Accumulation  Accumulation
                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                              Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------
  Premier Growth Equity V.I.S. Fund -- Class 1 Shares           31.22            41.07             --     2020
                                                                23.09            31.22             --     2019
                                                                24.10            23.09             --     2018
                                                                19.07            24.10             --     2017
                                                                18.90            19.07             --     2016
                                                                18.59            18.90             --     2015
                                                                16.55            18.59            527     2014
                                                                12.46            16.55            529     2013
                                                                10.47            12.46            604     2012
                                                                10.59            10.47            762     2011
--------------------------------------------------------------------------------------------------------------
  Real Estate Securities V.I.S. Fund -- Class 1 Shares          67.95            63.40            349     2020
                                                                54.71            67.95            349     2019
                                                                58.94            54.71             --     2018
                                                                56.56            58.94             --     2017
                                                                53.19            56.56             --     2016
                                                                51.67            53.19             16     2015
                                                                39.79            51.67             65     2014
                                                                39.39            39.79            117     2013
                                                                34.26            39.39             --     2012
                                                                31.67            34.26             --     2011
--------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index V.I.S. Fund -- Class 1 Shares                25.69            29.83          2,990     2020
                                                                19.91            25.69          3,542     2019
                                                                21.23            19.91          3,595     2018
                                                                17.75            21.23          4,148     2017
                                                                16.15            17.75          4,552     2016
                                                                16.23            16.15          5,021     2015
                                                                14.55            16.23         10,060     2014
                                                                11.20            14.55         16,279     2013
                                                                 9.83            11.20         26,620     2012
                                                                 9.82             9.83         27,673     2011
--------------------------------------------------------------------------------------------------------------
  Small-Cap Equity V.I.S. Fund -- Class 1 Shares                37.92            42.76             84     2020
                                                                30.54            37.92             84     2019
                                                                34.36            30.54             84     2018
                                                                30.96            34.36             84     2017
                                                                25.41            30.96             84     2016
                                                                26.92            25.41            113     2015
                                                                26.35            26.92            939     2014
                                                                19.55            26.35          2,614     2013
                                                                17.33            19.55          3,932     2012
                                                                17.07            17.33          4,324     2011
--------------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 1 Shares                    20.74            21.73            352     2020
                                                                18.19            20.74            354     2019
                                                                19.73            18.19          2,056     2018
                                                                17.33            19.73          2,061     2017
                                                                16.56            17.33          2,066     2016
                                                                17.01            16.56          2,072     2015
                                                                16.40            17.01          2,078     2014
                                                                14.50            16.40          2,083     2013
                                                                13.08            14.50          2,095     2012
                                                                13.68            13.08          9,695     2011
--------------------------------------------------------------------------------------------------------------

                                      B-9

                                                                                              Number of
                                                            Accumulation      Accumulation  Accumulation
                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                              Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------
  U.S. Equity V.I.S. Fund -- Class 1 Shares                     27.37            33.05            437     2020
                                                                21.10            27.37            624     2019
                                                                22.19            21.10            836     2018
                                                                18.79            22.19            907     2017
                                                                17.46            18.79            965     2016
                                                                18.15            17.46          1,027     2015
                                                                16.35            18.15          1,062     2014
                                                                12.40            16.35          1,091     2013
                                                                10.88            12.40          1,092     2012
                                                                11.38            10.88          1,093     2011
--------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
--------------------------------------------------------------------------------------------------------------
  Equity Portfolio -- Class II Shares                           23.90            30.23             --     2020
                                                                18.91            23.90             --     2019
                                                                20.27            18.91             --     2018
                                                                16.43            20.27             --     2017
                                                                16.15            16.43             --     2016
                                                                16.09            16.15             --     2015
                                                                15.23            16.09             --     2014
                                                                11.63            15.23             --     2013
                                                                10.44            11.63             --     2012
                                                                11.03            10.44             --     2011
--------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares             42.25            54.25             --     2020
                                                                33.42            42.25             --     2019
                                                                36.01            33.42             --     2018
                                                                28.19            36.01             --     2017
                                                                28.28            28.19             --     2016
                                                                27.14            28.28             --     2015
                                                                25.83            27.14             --     2014
                                                                20.28            25.83             --     2013
                                                                18.63            20.28             --     2012
                                                                19.81            18.63             --     2011
--------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                         28.12            43.07          1,110     2020
                                                                21.50            28.12          1,112     2019
                                                                22.10            21.50          1,191     2018
                                                                16.49            22.10          1,244     2017
                                                                16.97            16.49          1,291     2016
                                                                15.52            16.97          1,344     2015
                                                                14.39            15.52          1,422     2014
                                                                10.66            14.39          1,509     2013
                                                                 9.36            10.66          1,644     2012
                                                                 9.51             9.36          1,697     2011
--------------------------------------------------------------------------------------------------------------
  SP International Growth Portfolio -- Class II Shares          15.71            20.35             --     2020
                                                                12.10            15.71             --     2019
                                                                14.16            12.10             14     2018
                                                                10.62            14.16             63     2017
                                                                11.25            10.62            114     2016
                                                                11.09            11.25            172     2015
                                                                11.99            11.09            229     2014
                                                                10.28            11.99            288     2013
                                                                 8.57            10.28          1,322     2012
                                                                10.28             8.57          1,395     2011
--------------------------------------------------------------------------------------------------------------

                                     B-10

                                                                                                         Number of
                                                                       Accumulation      Accumulation  Accumulation
                                                                      Unit Values at    Unit Values at   Units at
Subaccounts                                                         Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------
  SP Prudential U.S. Emerging Growth Portfolio -- Class II Shares          31.96            46.23            617     2020
                                                                           23.67            31.96            618     2019
                                                                           26.18            23.67            654     2018
                                                                           21.81            26.18            671     2017
                                                                           21.34            21.81            687     2016
                                                                           22.28            21.34            704     2015
                                                                           20.73            22.28          1,171     2014
                                                                           16.47            20.73          1,566     2013
                                                                           14.37            16.47          1,638     2012
                                                                           14.34            14.37          1,658     2011
-------------------------------------------------------------------------------------------------------------------------

                                     B-11

Statement of Additional Information


   Subaccount Investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund. B-5


                  Genworth Life and Annuity Insurance Company
                            6610 West Broad Street
                           Richmond, Virginia 23230

A Statement of Additional Information containing more detailed information about the contract and the Separate Account is available free by writing us at the address below or by calling (800) 352-9910.

Genworth Life and Annuity Insurance Company
Annuity New Business
6610 West Broad Street
Richmond, Virginia 23230

Please mail a copy of the Statement of Additional Information for the Separate
Account, Contract Form P1152 1/99 (RetireReady/SM/ Extra II) to:

Name ___________________________________________________________________________

Address ________________________________________________________________________
                                          Street

________________________________________________________________________________
         City                                                     State  Zip

Signature of Requestor _________________________________________________________
                                                 Date

                    Statement of Additional Information For
             Flexible Premium Variable Deferred Annuity Contracts

                                Form P1152 1/99

                                  Issued by:
                  Genworth Life and Annuity Insurance Company
                 Genworth Life & Annuity VA Separate Account 1
                            6610 West Broad Street
                           Richmond, Virginia 23230
                       Telephone Number: (800) 352-9910

--------------------------------------------------------------------------------

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the prospectus, dated April 30, 2021, for the Flexible
Premium Variable Deferred Annuity Contracts issued by Genworth Life and Annuity
Insurance Company through its Genworth Life & Annuity VA Separate Account 1.
The terms used in the current prospectus for the Flexible Premium Variable
Deferred Annuity Contracts are incorporated into this Statement of Additional
Information.

For a free copy of the prospectus:

Call:      (800) 352-9910

Or write:  Genworth Life and Annuity Insurance Company
           6610 West Broad Street
           Richmond, Virginia 23230

Or visit:  www.genworth.com

Or:        contact your financial representative

The date of this Statement of Additional Information is April 30, 2021.

                                      B-1


   Subaccount Investing in the Goldman Sachs Variable Insurance


                                      B-2

The Company

We are a stock life insurance company operating under a charter granted by the
Commonwealth of Virginia on March 21, 1871 as The Life Insurance Company of
Virginia. An affiliate of our former ultimate parent company acquired GLAIC on
April 1, 1996 and ultimately contributed the majority of the outstanding common stock to Genworth Life Insurance Company ("GLIC").

On May 31, 2004, we became a direct, wholly-owned subsidiary of GLIC. We are an indirect, wholly-owned subsidiary of Genworth Financial, Inc. ("Genworth") a financial services company dedicated to helping meet the homeownership and long-term care needs of our customers.

On October 21, 2016, Genworth entered into an agreement and plan of merger with
Asia Pacific Global Capital Co., Ltd., a limited liability company incorporated in the People's Republic of China and a subsidiary of China Oceanwide Holdings
Group Co., Ltd., a limited liability company incorporated in the People's
Republic of China (together with its affiliates, "China Oceanwide"), and Asia
Pacific Global Capital USA Corporation, a Delaware corporation and a direct, wholly-owned subsidiary of Asia Pacific Insurance USA Holdings LLC, which is a
Delaware limited liability company and owned by China Oceanwide.

On April 6, 2021, Genworth announced that it has exercised its right to terminate its merger agreement with China Oceanwide.

We have a 34.5% investment in an affiliate, Genworth Life Insurance Company of
New York.

Our principal offices are located at 6610 West Broad Street, Richmond, Virginia
23230.

Our principal products are life insurance and fixed deferred and immediate annuities. Life insurance products provide protection against financial hardship after the death of an insured. Deferred annuities are investment vehicles intended for contract owners who want to accumulate tax-deferred assets for retirement, desire a tax-efficient source of income and seek to protect against outliving their assets. Immediate annuities provide a fixed amount of income for either a defined number of years, the annuitant's lifetime or the longer of a defined number of years or the annuitant's lifetime. In
March 2016, we suspended sales of traditional life insurance and fixed annuity products. We continue, however, to service our existing retained and reinsured blocks of business.

We also have other products that have not been actively sold since 2011, but we continue to service our existing blocks of business. Those products include variable annuities, including group variable annuities offered through retirement plans, variable life insurance and funding agreements. Most of our variable annuities include guaranteed minimum death benefits. Some of our group and individual variable annuity products include guaranteed minimum benefit features such as guaranteed minimum withdrawal benefits and certain types of guaranteed annuitization benefits.

We do business in the District of Columbia, Bermuda, and all states, except
New York.

We are subject to regulation by the State Corporation Commission of the
Commonwealth of Virginia. We file an annual statement with the Virginia
Commissioner of Insurance on or before March 1 of each year covering our operations and reporting on our financial condition as of December 31 of the preceding year. Periodically, the Commissioner of Insurance examines our liabilities and reserves and those of the Variable Account and assesses their adequacy, and a full examination of our operations is conducted by the State
Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia, at
least every five years.

We are also subject to the insurance laws and regulation of other states within which we are licensed to operate.

Capital Brokerage Corporation serves as principal underwriter for the contracts and is a broker/dealer registered with the SEC. Genworth North America
Corporation (formerly, GNA Corporation) directly owns the stock of Capital
Brokerage Corporation and the Company. Genworth North America Corporation is
indirectly owned by Genworth.

The Separate Account

In accordance with the board resolution establishing the Separate Account, such
Separate Account will be divided into Subaccounts, each of which shall invest in the shares of a designated mutual fund portfolio, unit investment trust, managed separate account and/or other portfolios (the "Eligible Portfolios"), and net premiums under the contracts shall be allocated to Subaccounts which will invest in the Eligible Portfolios set forth in the contracts in accordance with the instructions received from contract owners.

Additional Information About the Guarantee Account

The initial interest rate guarantee period for any allocation you make to the
Guarantee Account will be one year or longer. Subsequent interest rate guarantee periods will each be at least one year. We may credit additional rates of interest for specified periods from time to time.

                                      B-3

The Contracts

Transfer of Annuity Units

At your request, Annuity Units may be transferred once per calendar year from the Subaccounts in which they are currently held (subject to certain restrictions described in the contract).

The number of Annuity Units to be transferred is (a) times (b) divided by (c)
where:

   (a) is the number of Annuity Units in the current Subaccount desired to be transferred;

   (b) is the Annuity Unit Value for the Subaccount in which the Annuity Units are currently held; and

   (c) is the Annuity Unit Value for the Subaccount to which the transfer is made.

If the number of Annuity Units remaining in an Subaccount after the transfer is less than 1, the Company will transfer the remaining Annuity Units in addition to the amount requested. We will not transfer Annuity Units into any Subaccount unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payment as of the date of the transfer will not be affected by the transfer (however, subsequent variable income payments will reflect the investment experience of the selected Subaccounts).

Net Investment Factor

The net investment factor measures investment performance of the Subaccounts during a Valuation Period. Each Subaccount has its own net investment factor for a Valuation Period. The net investment factor of a Subaccount for a
Valuation Period is (a) divided by (b) minus (c) where:

   (a) is the result of:

      (1) the value of the net assets of that Subaccount at the end of the preceding Valuation Period; plus

      (2) the investment income and capital gains, realized or unrealized, credited to the net assets of that Subaccount during the Valuation
          Period for which the net investment factor is being determined; minus

      (3) the capital losses, realized or unrealized, charged against those assets during the Valuation Period; minus

      (4) any amount charged against that Subaccount for taxes (this includes any amount we set aside during the Valuation Period as a provision for taxes attributable to the operation or maintenance of that
          Subaccount); and

          (b) is the value of the net assets of that Subaccount at the end of the preceding Valuation Period; and

          (c) is a factor for the Valuation Period representing the mortality and expense risk charge and the administration expense charge.

We will value the assets in the Separate Account at their fair market value in accordance with generally accepted accounting practices and applicable laws.

Termination of Participation Agreements

The participation agreements pursuant to which the Funds sell their shares to the Separate Account contain varying provisions regarding termination. The following summarizes those provisions:

AB Variable Products Series Fund, Inc.  This agreement may be terminated by the parties upon six months' advance written notice.

AIM Variable Insurance Funds (Invesco Variable Insurance Funds).  This
agreement may be terminated by the parties upon six months' advance written notice.

The Alger American Fund.  This agreement may be terminated at the option of any party upon six months' written notice to the other parties, unless a shorter time is agreed to by the parties.

American Century Variable Portfolios II, Inc.  This agreement may be terminated by the parties upon six months' advance written notice to the other parties, unless a shorter time is agreed upon by the parties.

BlackRock Variable Series Funds, Inc.  This agreement may be terminated by the parties upon 60 days' advance written notice.

BNY Mellon.  This agreement may be terminated by the parties upon 180 days'
advance written notice.

Columbia Funds Variable Series Trust II.  This agreement may be terminated by the parties upon sixty days' advance written notice.

Eaton Vance Variable Trust.  This agreement may be terminated by the parties upon six months' advance written notice.

Federated Hermes Insurance Series.  This agreement may be terminated by any of the parties upon 180 days written notice to the other parties.

                                      B-4

Fidelity Variable Insurance Products Fund.  These agreements provide for termination upon 90 days' advance notice by either party.

Franklin Templeton Variable Insurance Products Trust.  This agreement may be terminated by the parties upon 60 days' advance written notice to the other parties, unless a shorter period of time is agreed upon by the parties.

Goldman Sachs Variable Insurance Trust.  This agreement may be terminated at the option of any party upon six months' written notice to the other parties.

Janus Aspen Series.  This agreement may be terminated by the parties upon six months' advance written notice.

Legg Mason Partners Variable Equity Trust.  This agreement may be terminated at the option of any party upon one year advance written notice to the other parties.

MFS(R) Variable Insurance Trust and MFS(R) Variable Insurance Trust II.  This
agreement may be terminated by the parties upon six months' advance written notice.

PIMCO Variable Insurance Trust.  This agreement may be terminated by the parties upon six months' advance written notice, unless a shorter time is agreed to by the parties.

The Prudential Series Fund.  This agreement may be terminated by the parties upon 60 days' advance written notice.

Rydex Variable Trust.  This agreement may be terminated by the parties upon six months' advance written notice.

State Street Variable Insurance Series Funds, Inc.  This agreement may be terminated at the option of any party upon six months' written notice to the other parties, unless a shorter time is agreed to by the parties.

Wells Fargo Variable Trust.  This agreement may be terminated by the parties upon six months' advance written notice.

Calculation of Performance Data

From time to time, we may disclose total return, yield, and other performance data for the Subaccounts pertaining to the contracts. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the SEC and FINRA.

The calculations of yield, total return, and other performance data do not reflect the effect of any premium tax that may be applicable to a particular contract. Premium taxes currently range from 0% to 3.5% of premium payments and are generally based on the rules of the state in which you reside.

Subaccount Investing in the Goldman Sachs Variable Insurance
Trust -- Government Money Market Fund

From time to time, advertisements and sales literature may quote the yield of the Subaccount investing in the Goldman Sachs Variable Insurance Trust --
Government Money Market Fund for a seven-day period, in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the corresponding money market portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the seven-day period in the value of a hypothetical account under a contract having a balance of one unit in the Subaccount investing in the
Goldman Sachs Variable Insurance Trust -- Government Money Market Fund at the
beginning of the period, dividing such net change in contract value by the value of the account at the beginning of the period to determine the base period return, and annualizing the result on a 365-day basis. The net change in
Contract Value reflects:

1) net income from the Portfolio attributable to the hypothetical account; and
2) charges and deductions imposed under the contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the annual contract charge, the mortality and expense risk charge deducted daily at an annualized rate of 1.30% of your assets in the Separate
Account and an administrative expense charge deducted daily at an annualized rate of 0.25% of your assets in the Separate Account. The annual contract charge is only deducted if Contract Value at the time of deduction is less than
$10,000. We assume for the purposes of the yield calculation that this charge will be waived. Current Yield will be calculated according to the following formula:

Current Yield = ((NCP - ES)/UV) X (365/7)

where:

NCP  =   the net change in the value of the investment Portfolio
         (exclusive of realized gains and losses on the sale of
         securities and unrealized appreciation and depreciation
         and income other than investment income) for the
         seven-day period attributable to a hypothetical account
         having a balance of one Accumulation Unit.
ES   =   per unit expenses of the hypothetical account for the
         seven-day period.
UV   =   the unit value on the first day of the seven-day period.

We may also quote the effective yield of the Subaccount investing in the
Goldman Sachs Variable Insurance Trust -- Government Money Market Fund
determined on a

                                      B-5

compounded basis for the same seven-day period. The effective yield is calculated by compounding the base period return according to the following formula:

Effective Yield = (1 + ((NCP - ES)/UV))/365/7 - /1

where:

NCP  =   the net change in the value of the investment Portfolio
         (exclusive of realized gains and losses on the sale of
         securities and unrealized appreciation and depreciation
         and income other than investment income) for the
         seven-day period attributable to a hypothetical account
         having a balance of one unit.
ES   =   per unit expenses of the hypothetical account for the
         seven-day period.
UV   =   the unit value for the first day of the seven-day period.

The yield on amounts held in the Subaccount investing in the Goldman Sachs
Variable Insurance Trust -- Government Money Market Fund normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for the Goldman Sachs Variable Insurance
Trust -- Government Money Market Fund's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the
Goldman Sachs Variable Insurance Trust -- Government Money Market Fund, the
types and quality of portfolio securities held by that Portfolio, and that
Portfolio's operating expenses. Because of the charges and deductions imposed under the contract, the yield for the Subaccount investing in the Goldman Sachs
Variable Insurance Trust -- Government Money Market Fund will be lower than the yield for the Goldman Sachs Variable Insurance Trust -- Government Money Market
Fund.

Yield calculations do not take into account the surrender charges imposed under the contract or the charges for any optional death benefit riders.

Goldman Sachs Variable Insurance Trust -- Government Money Market Fund:

Current Yield:    -1.66% as of December 31, 2020
Effective Yield:  -1.65% as of December 31, 2020

Past performance is not a Guarantee or Projection of Future Results.

Other Subaccounts

Standardized Total Return.  Sales literature or advertisements may quote total return, including average annual total return for one or more of the
Subaccounts for various periods of time including 1 year, 5 years and 10 years, or from inception if any of those periods are not available.

Average annual total return for a period represents the average annual compounded rate of return that would equate an initial investment of $1,000 under a contract to the redemption value of that investment as of the last day of the period. The ending date for each period for which total return quotations are provided will be for the most recent practicable, considering the type and media of the communication, and will be stated in the communication.

For periods that begin before the contract was available, performance data will be based on the performance of the underlying Portfolios, with the level of contract charges currently in effect. Average annual total return will be calculated using Subaccount unit values and deductions for the annual contract charge, and the surrender charge as described below:

   (1) We calculate unit value for each Valuation Period based on the performance of the Subaccount's underlying investment Portfolio (after deductions for Portfolio expenses, the administrative expense charge, and the mortality and expense risk charge).

   (2) The annual contract charge is $25 per year, deducted at the beginning of each contract year after the first. For purposes of calculating average annual total return, we assume that the annual contract charge is equivalent to 0.25% of Contract Value. This charge is waived if the
       Contract Value is $10,000 or more at the time the charge is due.

   (3) The surrender charge will be determined by assuming a surrender of the contract at the end of the period. Average annual total return for periods of eight years or less will therefore reflect the deduction of a surrender charge.

   (4) Standardized total return considers the charges for optional riders.

   (5) Standardized total return assumes the payment of a full 5% Bonus Credit for contracts issued on or after the later of October 1, 2002 or the date on which state insurance authorities approve the applicable contract modifications. (A Bonus Credit of 4% will be reflected for contracts issued prior to October 1, 2002 or prior to the date on which state insurance authorities approve the applicable contract modifications.) The total return figures would be lower if a reduced
       Bonus Credit applied, or if no Bonus Credit applied. For Annuitants 81 and older at the time the contract is issued, we will not pay any Bonus
       Credits.

   (6) Standardized total return does not reflect the deduction of any premium tax.

                                      B-6

   (7) Standardized total return will then be calculated according to the following formula:

       TR = (ERV/P)/1/N-/1

       where:

TR   =   the average annual total return for the
         period.
ERV  =   the ending redeemable value (reflecting
         deductions as described above) of the
         hypothetical investment at the end of the
         period.
P    =   a hypothetical single investment of $1,000.
N    =   the duration of the period (in years).

The Portfolios have provided the price information used to calculate the historical performance of the Subaccounts. We have no reason to doubt the accuracy of the figures provided by the Portfolios. We have not independently verified such information.

Other Performance Data

We may disclose cumulative total return in conjunction with the standardized format described above. The cumulative total return will be calculated using the following formula:

CTR = (ERV/P)-1

where:

CTR  =   the cumulative total return for the period.
ERV  =   the ending redeemable value (reflecting deductions as
         described above) of the hypothetical investment at the
         end of the period.
P    =   a hypothetical single investment of $1,000.

Other non-standardized quotations of Subaccount performance may also be used in sales literature. Such quotations will be accompanied by a description of how they were calculated. We will accompany any non-standardized quotations of
Subaccount performance with standardized performance quotations.

Tax Matters

Taxation of Genworth Life and Annuity Insurance Company

We do not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the contracts. See the "Tax Matters" section of the prospectus. Based upon these expectations, no charge is being made currently to the Separate Account for federal income taxes. We will periodically review the question of a charge to the Separate Account for federal income taxes related to the Separate Account.
Such a charge may be made in future years if we believe that we may incur federal income taxes. This might become necessary if the tax treatment of the
Company is ultimately determined to be other than what we currently believe it to be, if there are changes made in the federal income tax treatment of annuities at the corporate level, or if there is a change in the Company's tax status. In the event that we should incur federal income taxes attributable to investment income or capital gains retained as part of the reserves under the contracts, the Contract Value would be correspondingly adjusted by any provision or charge for such taxes.

We may also incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes, with the exception of premium taxes, are not significant. If there is a material change in applicable state or local tax laws causing an increase in taxes other than premium taxes (for which we currently impose a charge), charges for such taxes attributable to the Separate
Account may be made.

IRS Required Distributions

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any Non-Qualified Contract to provide that:

   (a) if any owner dies on or after the Maturity Date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and

   (b) if any owner dies prior to the Maturity Date, the entire interest in the contract will be distributed:

      (1) within five years after the date of that owner's death; or

      (2) as income payments which will begin within one year of that owner's death and which will be made over the life of the owner's "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary. The "designated beneficiary"
          generally is the person who will be treated as the sole owner of the contract following the death of the owner, joint owner or, in certain circumstances, the Annuitant. However, if the "designated
          beneficiary" is the surviving spouse of the decedent, these distribution rules will not apply until the surviving spouse's death
          (and this spousal exception will not again be available). If

                                      B-7

          any owner is not an individual, the death of the Annuitant will be treated as the death of an owner for purposes of these rules.

The Non-Qualified Contracts contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Section 72(s) when clarified by regulation or otherwise.

Other rules apply to Qualified Contracts.

General Provisions

Using the Contracts as Collateral

A Non-Qualified Contract can be assigned as collateral security. We must be notified in writing if a contract is assigned. Any payment made before the assignment is recorded at our Home Office will not be affected. We are not responsible for the validity of an assignment. Your rights and the rights of a beneficiary may be affected by an assignment. The basic benefits of a
Non-Qualified Contract are assignable. Additional benefits added by rider may or may not be available and/or eligible for assignments. Assigning a contract as collateral may have adverse tax consequences. See the "Tax Matters"
provision of the prospectus.

A Qualified Contract may not be sold, assigned, transferred, discounted, pledged or otherwise transferred except under such conditions as may be allowed under applicable law.

The Beneficiary

You may select one or more primary and contingent beneficiaries during your lifetime upon application and by filing a written request with our Home Office.
Each change of beneficiary revokes any previous designation.

Non-Participating

The contract is non-participating. No dividends are payable.

Misstatement of Age or Gender

If the Annuitant's age or gender, if applicable, was misstated on the contract data page, any contract benefits or proceeds, or availability thereof, will be determined using the correct age and gender.

Incontestability

We will not contest the contract.

Statement of Values

At least once each year, we will send you a statement of values within 30 days after each report date. The statement will show Contract Value, premium payments and other financial transactions made by you during the report period.

Trust as Owner or Beneficiary

If a trustee is named as the owner or beneficiary of this contract and subsequently exercises ownership rights or claims benefits hereunder, we will have no obligation to verify that a Trust is in effect or that the trustee is acting within the scope of his/her authority. Payment of contract benefits to the trustee shall release us from all obligations under the contract to the extent of the payment. When we make a payment to the trustee, we will have no obligation to ensure that such payment is applied according to the terms of the trust agreement.

Written Notice

Any written notice should be sent to us at our Home Office at 6610 West Broad
Street, Richmond, Virginia 23230. The contract number and the Annuitant's full name must be included.

We will send all notices to the owner at the last known address on file with us.

Legal Developments Regarding Employment-Related Benefit Plans

On July 6, 1983, the Supreme Court held in Arizona Governing Committee for Tax
Deferred Annuity v. Norris, 463 U.S. 1073 (1983), that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. The contract contains guaranteed annuity purchase rates for certain Optional Payment Plans that distinguish between men and women.
Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris, and Title VII generally, on any employment-related insurance or benefit program for which a contract may be purchased.

                                      B-8

Regulation of Genworth Life and Annuity Insurance Company

Besides federal securities laws and Virginia insurance law, we are subject to the insurance laws and regulations of other states within which it is licensed to operate. Generally, the Insurance Department of any other state applies the laws of the state of domicile in determining permissible investments.
Presently, we are licensed to do business in the District of Columbia, Bermuda, and all states, except New York.

Experts

The statutory financial statements of Genworth Life and Annuity Insurance
Company as of December 31, 2020 and 2019, and for each of the years in the three-year period ended December 31, 2020, and the financial statements of the
Genworth Life & Annuity VA Separate Account 1 (comprised of the subaccounts listed in the appendix of our report) as of December 31, 2020 and for each of the years or periods listed in the appendix of the report, have been included herein and in the registration statement in reliance upon the reports of KPMG
LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.

The KPMG LLP report relating to Genworth Life and Annuity Insurance Company's financial statements, dated April 22, 2021, states that Genworth Life and
Annuity Insurance Company prepared its financial statements using statutory accounting practices prescribed or permitted by the Virginia State Corporation
Commission, Bureau of Insurance (statutory accounting practices), which is a basis of accounting other than U.S. generally accepted accounting principles.
Accordingly, the KPMG LLP report states that Genworth Life and Annuity
Insurance Company's financial statements are not intended to be and, therefore, are not presented fairly in accordance with U.S. generally accepted accounting principles and further states that those financial statements are presented fairly, in all material respects, in accordance with the statutory accounting practices. The KPMG LLP report also refers to a change to the valuation of variable annuity and other contracts pursuant to section 21 of the Valuation
Manual (VM-21).

The business address for KPMG LLP is 1021 East Cary Street, Suite 2000,
Richmond, Virginia 23219.

Financial Statements

The Statement of Additional Information contains the statutory financial statements of the Company and the financial statements of the Separate Account.
You should distinguish the financial statements of the Company from the financial statements of the Separate Account. Please consider the financial statements of the Company only as bearing on our ability to meet our obligations under the contracts. You should not consider the financial statements of the Company as affecting the investment performance of the assets held in the Separate Account.

                                      B-9
GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 FINANCIAL STATEMENTS YEAR ENDED DECEMBER 31, 2020 (WITH REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM THEREON) GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Table of Contents Year ended December 31, 2020
PAGE ----- Report of Independent Registered Public Accounting Firm.................... F-1 Statements of Assets and Liabilities....................................... F-6 Statements of Operations................................................... F-18 Statements of Changes in Net Assets........................................ F-30 Notes to Financials Statements............................................. F-63
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM To the Board of Directors of Genworth Life and Annuity Insurance Company and Contract Owners of Genworth Life & Annuity VA Separate Account 1: Opinion on the Financial Statements We have audited the accompanying statements of assets and liabilities of the subaccounts listed in the Appendix that comprise the Genworth Life & Annuity VA Separate Account 1 (the Separate Account) as of December 31, 2020, the related statements of operations for the year or period then ended and changes in net assets for each of the years or periods in the two-year period then ended, and the related notes including the financial highlights in Note 6 for each of the years or periods presented in the five-year period then ended/ /(collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2020, the results of its operations for the year or period then ended, the changes in its net assets for each of the years or periods in the two-year period then ended, and the financial highlights in Note 6 for each of the years or periods presented in the five-year period then ended, in conformity with U.S. generally accepted accounting principles. Basis for Opinion These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2020, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion. /s/ KPMG LLP We have served as the Separate Account's auditor since 1996. Richmond, Virginia April 20, 2021 F-1 APPENDIX Statement of assets and liabilities as of December 31, 2020, the related statement of operations for the year then ended, and the statements of changes in net assets for each of the years in the two-year period then ended. AB Variable Products Series Fund, Inc. AB Balanced Wealth Strategy Portfolio -- Class B AB Global Thematic Growth Portfolio -- Class B AB Growth and Income Portfolio -- Class B AB International Value Portfolio -- Class B AB Large Cap Growth Portfolio -- Class B AB Small Cap Growth Portfolio -- Class B AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Invesco Oppenheimer V.I. Capital Appreciation Fund -- Series I Shares Invesco Oppenheimer V.I. Capital Appreciation Fund -- Series II Shares Invesco Oppenheimer V.I. Conservative Balanced Fund -- Series I Shares Invesco Oppenheimer V.I. Conservative Balanced Fund -- Series II Shares Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund -- Series I Shares Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund -- Series II Shares Invesco Oppenheimer V.I. Global Fund -- Series II Shares Invesco Oppenheimer V.I. Global Strategic Income Fund -- Series I Shares Invesco Oppenheimer V.I. Main Street Fund(R) -- Series II Shares Invesco Oppenheimer V.I. Main Street Small Cap Fund(R) -- Series II Shares Invesco Oppenheimer V.I. Total Return Bond Fund -- Series I Shares Invesco V.I. American Franchise Fund -- Series I shares Invesco V.I. American Franchise Fund -- Series II shares Invesco V.I. Comstock Fund -- Series II shares Invesco V.I. Core Equity Fund -- Series I shares Invesco V.I. Equity and Income Fund -- Series II shares Invesco V.I. Global Real Estate Fund -- Series II shares Invesco V.I. Government Securities Fund -- Series I shares Invesco V.I. International Growth Fund -- Series II shares Invesco V.I. Managed Volatility Fund -- Series I shares (2) Invesco V.I. Technology Fund -- Series I shares Invesco V.I. Value Opportunities Fund -- Series II shares American Century Variable Portfolios II, Inc. VP Inflation Protection Fund -- Class II American Century Variable Portfolios, Inc. VP Disciplined Core Value Fund -- Class I (1) VP International Fund -- Class I F-2 VP Ultra(R) Fund -- Class I VP Value Fund -- Class I BNY Mellon BNY Mellon Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares BNY Mellon Sustainable U.S. Equity Portfolio, Inc. -- Initial Shares BNY Mellon Variable Investment Fund -- Government Money Market Portfolio BlackRock Variable Series Funds, Inc. BlackRock Advantage U.S. Total Market V.I. Fund -- Class III Shares BlackRock Basic Value V.I. Fund -- Class III Shares BlackRock Global Allocation V.I. Fund -- Class III Shares BlackRock Large Cap Focus Growth V.I. Fund -- Class III Shares Columbia Funds Variable Series Trust II CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1 Columbia Variable Portfolio -- Overseas Core Fund -- Class 2 Deutsche DWS Variable Series I DWS Capital Growth VIP -- Class B Shares Deutsche DWS Variable Series II DWS CROCI(R) U.S. VIP -- Class B Shares DWS Small Mid Cap Value VIP -- Class B Shares Eaton Vance Variable Trust VT Floating -- Rate Income Fund Federated Hermes Insurance Series Federated Hermes High Income Bond Fund II -- Primary Shares (1) Federated Hermes High Income Bond Fund II -- Service Shares (1) Federated Hermes Kaufmann Fund II -- Service Shares (1) Federated Hermes Managed Volatility Fund II -- Primary Shares (1) Fidelity(R) Variable Insurance Products Fund VIP Asset Manager/SM /Portfolio -- Initial Class VIP Asset Manager/SM/ Portfolio -- Service Class 2 VIP Balanced Portfolio -- Service Class 2 VIP Contrafund(R) Portfolio -- Initial Class VIP Contrafund(R) Portfolio -- Service Class 2 VIP Dynamic Capital Appreciation Portfolio -- Service Class 2 VIP Equity-Income Portfolio -- Initial Class VIP Equity-Income Portfolio -- Service Class 2 VIP Growth & Income Portfolio -- Initial Class VIP Growth & Income Portfolio -- Service Class 2 VIP Growth Opportunities Portfolio -- Initial Class VIP Growth Opportunities Portfolio -- Service Class 2 VIP Growth Portfolio -- Initial Class VIP Growth Portfolio -- Service Class 2 VIP Investment Grade Bond Portfolio -- Service Class 2 VIP Mid Cap Portfolio -- Initial Class VIP Mid Cap Portfolio -- Service Class 2 VIP Overseas Portfolio -- Initial Class VIP Value Strategies Portfolio -- Service Class 2 Franklin Templeton Variable Insurance Products Trust Franklin Allocation VIP Fund -- Class 2 Shares Franklin Income VIP Fund -- Class 2 Shares Franklin Large Cap Growth VIP Fund -- Class 2 Shares Franklin Mutual Shares VIP Fund -- Class 2 Shares Templeton Foreign VIP Fund -- Class 1 Shares Templeton Foreign VIP Fund -- Class 2 Shares Templeton Global Bond VIP Fund -- Class 1 Shares Templeton Growth VIP Fund -- Class 2 Shares F-3 Goldman Sachs Variable Insurance Trust Goldman Sachs Government Money Market Fund -- Service Shares Goldman Sachs Large Cap Value Fund -- Institutional Shares Goldman Sachs Mid Cap Value Fund -- Institutional Shares JPMorgan Insurance Trust JPMorgan Insurance Trust Core Bond Portfolio -- Class 1 JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1 JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1 JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1 Janus Aspen Series Janus Henderson Balanced Portfolio -- Institutional Shares Janus Henderson Balanced Portfolio -- Service Shares Janus Henderson Enterprise Portfolio -- Institutional Shares Janus Henderson Enterprise Portfolio -- Service Shares Janus Henderson Flexible Bond Portfolio -- Institutional Shares Janus Henderson Forty Portfolio -- Institutional Shares Janus Henderson Forty Portfolio -- Service Shares Janus Henderson Global Research Portfolio -- Institutional Shares Janus Henderson Global Research Portfolio -- Service Shares Janus Henderson Global Technology and Innovation Portfolio -- Service Shares (1) Janus Henderson Overseas Portfolio -- Institutional Shares Janus Henderson Overseas Portfolio -- Service Shares Janus Henderson Research Portfolio -- Institutional Shares Janus Henderson Research Portfolio -- Service Shares Legg Mason Partners Variable Equity Trust ClearBridge Variable Aggressive Growth Portfolio -- Class II ClearBridge Variable Dividend Strategy Portfolio -- Class I ClearBridge Variable Dividend Strategy Portfolio -- Class II ClearBridge Variable Large Cap Value Portfolio -- Class I MFS(R) Variable Insurance Trust MFS(R) Investors Trust Series -- Service Class Shares MFS(R) New Discovery Series -- Service Class Shares MFS(R) Total Return Series -- Service Class Shares MFS(R) Utilities Series -- Service Class Shares MFS(R) Variable Insurance Trust II MFS(R) Income Portfolio -- Service Class Shares (1) MFS(R) Massachusetts Investors Growth Stock Portfolio -- Service Class Shares PIMCO Variable Insurance Trust All Asset Portfolio -- Advisor Class Shares High Yield Portfolio -- Administrative Class Shares International Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares Long-Term U.S. Government Portfolio -- Administrative Class Shares Low Duration Portfolio -- Administrative Class Shares Total Return Portfolio -- Administrative Class Shares Rydex Variable Trust NASDAQ -- 100(R) Fund State Street Variable Insurance Series Funds, Inc. Income V.I.S. Fund -- Class 1 Shares Premier Growth Equity V.I.S. Fund -- Class 1 Shares Real Estate Securities V.I.S. Fund -- Class 1 Shares S&P 500(R) Index V.I.S. Fund -- Class 1 Shares Small-Cap Equity V.I.S. Fund -- Class 1 Shares Total Return V.I.S. Fund -- Class 1 Shares Total Return V.I.S. Fund -- Class 3 Shares U.S. Equity V.I.S. Fund -- Class 1 Shares F-4 The Alger Portfolios Alger Large Cap Growth Portfolio -- Class I-2 Shares Alger Small Cap Growth Portfolio -- Class I-2 Shares The Prudential Series Fund Equity Portfolio -- Class II Shares (2) Jennison 20/20 Focus Portfolio -- Class II Shares Jennison Portfolio -- Class II Shares Natural Resources Portfolio -- Class II Shares SP International Growth Portfolio -- Class II Shares SP Prudential U.S. Emerging Growth Portfolio -- Class II Shares Wells Fargo Variable Trust Wells Fargo VT Omega Growth Fund -- Class 2 Statement of assets and liabilities as of December 31, 2020, the related statements of operations for the period from January 1, 2020 to May 1, 2020 (liquidation date) and changes in net assets for the period from January 1, 2019 to May 1, 2020 (liquidation date). AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Invesco V.I. Mid Cap Growth Fund -- Series I Shares (3) (1)See Note 1 to the financial statements for the former name of the subaccount. (2)Available as investment option under the contract, but not shown on the statements as there was no activity from January 1, 2019 through December 31, 2020. (3)Available as investment option under the contract, but not shown on the statements as there was no activity from January 1, 2019 through May 1, 2020. F-5 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Assets and Liabilities December 31, 2020
AB VARIABLE PRODUCTS SERIES FUND, INC. ----------------------------------------------------------------- AB AB BALANCED GLOBAL AB AB AB WEALTH THEMATIC GROWTH AND INTERNATIONAL LARGE CAP STRATEGY GROWTH INCOME VALUE GROWTH PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- CLASS B CLASS B CLASS B CLASS B CLASS B ---------------------------------------------------------------------------------------------------------- ASSETS: Investments at fair value (note 2b) $10,992,486 $2,617,311 $32,845,624 $21,777,827 $33,067,895 Dividend receivable -- -- -- -- -- Receivable for units sold -- 6 -- -- 189 TOTAL ASSETS 10,992,486 2,617,317 32,845,624 21,777,827 33,068,084 LIABILITIES: Accrued expenses payable to affiliate (note 4b) 536 111 1,379 1,010 1,373 Payable for units withdrawn 9,342 -- 40,902 15,805 -- TOTAL LIABILITIES 9,878 111 42,281 16,815 1,373 NET ASSETS ATTRIBUTABLE TO: Variable annuity contract owners in the accumulation period 9,950,239 2,617,206 32,171,419 20,934,238 32,698,438 Variable annuity contract owners in the annuitization period 1,032,369 -- 631,924 826,774 368,273 NET ASSETS $10,982,608 $2,617,206 $32,803,343 $21,761,012 $33,066,711 Investments in securities at cost $11,225,553 $1,508,804 $29,176,592 $20,114,380 $22,401,072 Shares outstanding 1,049,903 64,561 1,155,316 1,518,677 462,423
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (CONTINUED) ------------------------------------------------------------------------------------ INVESCO INVESCO INVESCO OPPENHEIMER V.I. INVESCO OPPENHEIMER V.I. INVESCO OPPENHEIMER V.I. GLOBAL OPPENHEIMER V.I. MAIN STREET OPPENHEIMER V.I. GLOBAL STRATEGIC INCOME MAIN STREET SMALL CAP TOTAL RETURN FUND -- FUND -- FUND(R) -- FUND(R) -- BOND FUND -- SERIES II SHARES SERIES I SHARES SERIES II SHARES SERIES II SHARES SERIES I SHARES ----------------------------------------------------------------------------------------------------------------------------- ASSETS: Investments at fair value (note 2b) $125,298,418 $2,456,109 $17,213,110 $29,255,367 $8,290,056 Dividend receivable -- -- -- -- -- Receivable for units sold -- -- -- -- 408 TOTAL ASSETS 125,298,418 2,456,109 17,213,110 29,255,367 8,290,464 LIABILITIES: Accrued expenses payable to affiliate (note 4b) 5,639 94 721 1,323 323 Payable for units withdrawn 53,482 -- 9,523 16,573 -- TOTAL LIABILITIES 59,121 94 10,244 17,896 323 NET ASSETS ATTRIBUTABLE TO: Variable annuity contract owners in the accumulation period 121,256,280 2,343,625 17,134,501 28,345,801 8,177,053 Variable annuity contract owners in the annuitization period 3,983,017 112,390 68,365 891,670 113,088 NET ASSETS $125,239,297 $2,456,015 $17,202,866 $29,237,471 $8,290,141 Investments in securities at cost $97,312,867 $2,645,486 $14,800,216 $22,565,870 $8,119,351 Shares outstanding 2,439,611 507,461 583,495 1,087,156 983,399
See accompanying notes to financial statements. F-6 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Assets and Liabilities -- Continued December 31, 2020
AB VARIABLE PRODUCTS SERIES FUND, INC. (CONTINUED) AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) --------------------------------------------------------------------------------------------------------------------- INVESCO INVESCO INVESCO INVESCO INVESCO INVESCO AB OPPENHEIMER V.I. OPPENHEIMER V.I. OPPENHEIMER V.I. OPPENHEIMER V.I. OPPENHEIMER V.I. OPPENHEIMER V.I. SMALL CAP CAPITAL CAPITAL CONSERVATIVE CONSERVATIVE DISCOVERY MID DISCOVERY MID GROWTH APPRECIATION APPRECIATION BALANCED BALANCED CAP GROWTH CAP GROWTH PORTFOLIO -- FUND -- FUND -- FUND -- FUND -- FUND -- FUND -- CLASS B SERIES I SHARES SERIES II SHARES SERIES I SHARES SERIES II SHARES SERIES I SHARES SERIES II SHARES --------------------------------------------------------------------------------------------------------------------- $33,914,015 $29,408,193 $10,440,932 $10,593,210 $18,703,585 $28,625,656 $11,513,729 -- -- -- -- -- -- -- -- -- 74 -- 40 -- -- 33,914,015 29,408,193 10,441,006 10,593,210 18,703,625 28,625,656 11,513,729 1,492 1,126 429 391 966 1,058 501 16,040 1,318 -- 174 -- 1,519 98 17,532 2,444 429 565 966 2,577 599 33,085,464 29,151,455 10,440,577 10,472,074 17,620,376 28,126,441 11,513,130 811,019 254,294 -- 120,571 1,082,283 496,638 -- $33,896,483 $29,405,749 $10,440,577 $10,592,645 $18,702,659 $28,623,079 $11,513,130 $24,578,146 $20,257,973 $8,882,046 $8,739,192 $15,448,206 $17,339,278 $8,522,783 1,337,303 418,086 152,111 590,809 1,057,895 267,705 117,427
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (CONTINUED) ------------------------------------------------------------------------------------------------------------------- INVESCO INVESCO INVESCO INVESCO INVESCO INVESCO V.I. V.I. INVESCO V.I. V.I. V.I. V.I. AMERICAN AMERICAN V.I. CORE EQUITY AND GLOBAL GOVERNMENT FRANCHISE FRANCHISE COMSTOCK EQUITY INCOME REAL ESTATE SECURITIES FUND -- FUND -- FUND-- FUND -- FUND -- FUND -- FUND -- SERIES I SHARES SERIES II SHARES SERIES II SHARES SERIES I SHARES SERIES II SHARES SERIES II SHARES SERIES I SHARES ------------------------------------------------------------------------------------------------------------------- $24,380,179 $5,228,328 $20,555,907 $5,602,222 $17,260,436 $188,793 $-- -- -- -- -- -- -- -- 495 -- -- -- -- -- -- 24,380,674 5,228,328 20,555,907 5,602,222 17,260,436 188,793 -- 999 217 875 236 885 10 -- -- 127 3,306 8,656 1,575 4 -- 999 344 4,181 8,892 2,460 14 -- 24,379,675 5,225,166 20,517,279 5,451,913 16,559,287 120,973 -- -- 2,818 34,447 141,417 698,689 67,806 -- $24,379,675 $5,227,984 $20,551,726 $5,593,330 $17,257,976 $188,779 $-- $17,074,633 $2,903,036 $19,479,003 $5,665,159 $15,963,999 $197,149 $-- 273,627 62,013 1,279,148 184,102 968,599 13,175 --
See accompanying notes to financial statements. F-7 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Assets and Liabilities -- Continued December 31, 2020
AMERICAN AMERICAN CENTURY CENTURY AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE VARIABLE VARIABLE INSURANCE FUNDS) (CONTINUED) PORTFOLIOS II, INC. PORTFOLIOS, INC. ------------------------------------------------- ------------------- ---------------- INVESCO INVESCO V.I. INVESCO V.I. VP VP INTERNATIONAL V.I. VALUE INFLATION DISCIPLINED GROWTH TECHNOLOGY OPPORTUNITIES PROTECTION CORE VALUE FUND -- FUND -- FUND -- FUND -- FUND -- SERIES II SHARES SERIES I SHARES SERIES II SHARES CLASS II CLASS I ------------------------------------------------------------------------------------------------------------------------------- ASSETS: Investments at fair value (note 2b) $12,642,782 $-- $4,053,209 $16,824,338 $632,857 Dividend receivable -- -- -- -- -- Receivable for units sold -- -- 555 -- -- TOTAL ASSETS 12,642,782 -- 4,053,764 16,824,338 632,857 LIABILITIES: Accrued expenses payable to affiliate (note 4b) 548 -- 173 796 33 Payable for units withdrawn 1,629 -- -- 1,843 19 TOTAL LIABILITIES 2,177 -- 173 2,639 52 NET ASSETS ATTRIBUTABLE TO: Variable annuity contract owners in the accumulation period 12,608,472 -- 4,048,564 15,708,898 395,480 Variable annuity contract owners in the annuitization period 32,133 -- 5,027 1,112,801 237,325 NET ASSETS $12,640,605 $-- $4,053,591 $16,821,699 $632,805 Investments in securities at cost $9,984,501 $-- $4,559,393 $15,748,605 $548,480 Shares outstanding 301,881 -- 722,497 1,517,073 61,562
COLUMBIA FUNDS BLACKROCK VARIABLE SERIES FUNDS, INC. (CONTINUED) VARIABLE SERIES TRUST II -------------------------------------------------- -------------------------- BLACKROCK COLUMBIA BLACKROCK BLACKROCK LARGE CAP VARIABLE BASIC GLOBAL FOCUS CTIVP/SM/ -- PORTFOLIO -- VALUE ALLOCATION GROWTH LOOMIS SAYLES OVERSEAS V.I. V.I. V.I. GROWTH CORE FUND -- FUND -- FUND -- FUND -- FUND -- CLASS III SHARES CLASS III SHARES CLASS III SHARES CLASS 1 CLASS 2 ---------------------------------------------------------------------------------------------------------------------- ASSETS: Investments at fair value (note 2b) $6,795,294 $203,304,455 $12,744,199 $112,709,575 $12,037,832 Dividend receivable -- -- -- -- -- Receivable for units sold -- -- -- -- 15 TOTAL ASSETS 6,795,294 203,304,455 12,744,199 112,709,575 12,037,847 LIABILITIES: Accrued expenses payable to affiliate (note 4b) 287 10,218 559 5,260 437 Payable for units withdrawn 876 95,248 119 58,596 -- TOTAL LIABILITIES 1,163 105,466 678 63,856 437 NET ASSETS ATTRIBUTABLE TO: Variable annuity contract owners in the accumulation period 6,780,703 186,787,914 12,743,521 107,142,533 12,026,495 Variable annuity contract owners in the annuitization period 13,428 16,411,075 -- 5,503,186 10,915 NET ASSETS $6,794,131 $203,198,989 $12,743,521 $112,645,719 $12,037,410 Investments in securities at cost $6,782,588 $175,125,944 $9,969,103 $84,364,018 $11,059,681 Shares outstanding 504,851 12,480,323 603,990 2,275,123 854,353
See accompanying notes to financial statements. F-8 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Assets and Liabilities -- Continued December 31, 2020
BLACKROCK VARIABLE SERIES AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. (CONTINUED) BNY MELLON FUNDS, INC. ---------------------------------------------------------------------------------------------------------------------- BNY MELLON BNY MELLON INVESTMENT BNY MELLON VARIABLE BLACKROCK PORTFOLIOS -- SUSTAINABLE INVESTMENT ADVANTAGE VP VP VP MIDCAP U.S. FUND -- U.S. TOTAL INTERNATIONAL ULTRA(R) VALUE STOCK EQUITY GOVERNMENT MARKET FUND -- FUND -- FUND -- PORTFOLIO -- PORTFOLIO, INC. -- MONEY MARKET V.I. FUND -- CLASS I CLASS I CLASS I INITIAL SHARES INITIAL SHARES PORTFOLIO CLASS III SHARES ---------------------------------------------------------------------------------------------------------------------- $634,988 $201,614 $63,643 $102,427 $8,244,504 $1,442,048 $4,077,141 -- -- -- -- -- 13 -- -- -- -- -- 439 -- -- 634,988 201,614 63,643 102,427 8,244,943 1,442,061 4,077,141 32 11 2 4 328 61 174 29 14 -- -- -- 1 55 61 25 2 4 328 62 229 429,680 132,857 63,641 102,423 8,244,615 1,441,999 4,074,075 205,247 68,732 -- -- -- -- 2,837 $634,927 $201,589 $63,641 $102,423 $8,244,615 $1,441,999 $4,076,912 $464,602 $153,459 $42,461 $86,883 $5,652,382 $1,442,048 $4,029,513 45,035 7,337 5,698 5,139 174,524 1,442,048 232,979
DEUTSCHE DWS VARIABLE EATON VANCE SERIES I DEUTSCHE DWS VARIABLE SERIES II VARIABLE TRUST FEDERATED HERMES INSURANCE SERIES ---------------------------------------------------------------------------------------------------------- DWS FEDERATED FEDERATED DWS SMALL HERMES HIGH HERMES HIGH FEDERATED CAPITAL DWS MID CAP VT INCOME INCOME HERMES GROWTH CROCI(R) VALUE FLOATING-RATE BOND BOND KAUFMANN VIP -- U.S. VIP -- VIP -- INCOME FUND II -- FUND II -- FUND II -- CLASS B SHARES CLASS B SHARES CLASS B SHARES FUND PRIMARY SHARES SERVICE SHARES SERVICE SHARES ---------------------------------------------------------------------------------------------------------- $317,120 $200,371 $10,956 $31,597,984 $7,583,748 $8,704,489 $33,793,234 -- -- -- 79,015 -- -- -- -- -- -- -- -- 113 -- 317,120 200,371 10,956 31,676,999 7,583,748 8,704,602 33,793,234 17 11 -- 1,396 302 366 1,513 23 3 1 1,092 18,969 -- 10,258 40 14 1 2,488 19,271 366 11,771 180,352 132,943 10,955 30,826,792 7,529,519 8,676,870 32,989,629 136,728 67,414 -- 847,719 34,958 27,366 791,834 $317,080 $200,357 $10,955 $31,674,511 $7,564,477 $8,704,236 $33,781,463 $270,455 $186,342 $11,576 $31,928,767 $7,658,169 $8,711,529 $25,898,071 7,518 15,449 914 3,499,223 1,183,112 1,364,340 1,428,889
See accompanying notes to financial statements. F-9 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Assets and Liabilities -- Continued December 31, 2020
FEDERATED HERMES INSURANCE SERIES (CONTINUED) FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND -------------- ----------------------------------------------------------- FEDERATED HERMES VIP VIP MANAGED ASSET ASSET VIP VIP VOLATILITY MANAGER/SM/ MANAGER/SM/ BALANCED CONTRAFUND(R) FUND II -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PRIMARY SHARES INITIAL CLASS SERVICE CLASS 2 SERVICE CLASS 2 INITIAL CLASS ------------------------------------------------------------------------------------------------------------------- ASSETS: Investments at fair value (note 2b) $8,321,526 $39,325,837 $5,396,063 $73,543,207 $112,004,970 Dividend receivable -- -- -- -- -- Receivable for units sold 4,584 -- -- -- -- TOTAL ASSETS 8,326,110 39,325,837 5,396,063 73,543,207 112,004,970 LIABILITIES: Accrued expenses payable to affiliate (note 4b) 330 1,316 267 3,657 4,359 Payable for units withdrawn -- 26,281 14,836 2,301 2,871 TOTAL LIABILITIES 330 27,597 15,103 5,958 7,230 NET ASSETS ATTRIBUTABLE TO: Variable annuity contract owners in the accumulation period 8,242,449 38,835,439 5,324,618 70,382,347 111,305,299 Variable annuity contract owners in the annuitization period 83,331 462,801 56,342 3,154,902 692,441 NET ASSETS $8,325,780 $39,298,240 $5,380,960 $73,537,249 $111,997,740 Investments in securities at cost $7,559,799 $34,279,501 $4,688,593 $54,302,170 $67,407,936 Shares outstanding 750,363 2,307,854 325,849 3,248,375 2,325,202
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED) --------------------------------------------------------------------------- VIP VIP GROWTH VIP VIP INVESTMENT VIP OPPORTUNITIES GROWTH GROWTH GRADE BOND MID CAP PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- SERVICE CLASS 2 INITIAL CLASS SERVICE CLASS 2 SERVICE CLASS 2 INITIAL CLASS -------------------------------------------------------------------------------------------------------------------- ASSETS: Investments at fair value (note 2b) $83,682,643 $77,389,032 $20,855,358 $73,499,280 $8,323 Dividend receivable -- -- -- -- -- Receivable for units sold -- -- -- -- -- TOTAL ASSETS 83,682,643 77,389,032 20,855,358 73,499,280 8,323 LIABILITIES: Accrued expenses payable to affiliate (note 4b) 3,923 2,852 875 3,469 -- Payable for units withdrawn 62,782 3,426 31,926 4,422 -- TOTAL LIABILITIES 66,705 6,278 32,801 7,891 -- NET ASSETS ATTRIBUTABLE TO: Variable annuity contract owners in the accumulation period 79,587,384 76,911,866 20,472,656 69,569,251 8,323 Variable annuity contract owners in the annuitization period 4,028,554 470,888 349,901 3,922,138 -- NET ASSETS $83,615,938 $77,382,754 $20,822,557 $73,491,389 $8,323 Investments in securities at cost $62,560,104 $38,536,304 $11,945,719 $68,716,997 $6,714 Shares outstanding 1,099,785 751,350 207,351 5,357,090 215
See accompanying notes to financial statements. F-10 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Assets and Liabilities -- Continued December 31, 2020
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED) --------------------------------------------------------------------------------------------------------- VIP DYNAMIC VIP VIP VIP VIP CAPITAL VIP VIP GROWTH & GROWTH & GROWTH CONTRAFUND(R) APPRECIATION EQUITY-INCOME EQUITY-INCOME INCOME INCOME OPPORTUNITIES PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- SERVICE CLASS 2 SERVICE CLASS 2 INITIAL CLASS SERVICE CLASS 2 INITIAL CLASS SERVICE CLASS 2 INITIAL CLASS --------------------------------------------------------------------------------------------------------- $84,656,352 $2,233,441 $68,681,418 $137,333,739 $16,383,169 $15,246,081 $21,739,305 -- -- -- -- -- -- -- -- 88 -- -- -- -- -- 84,656,352 2,233,529 68,681,418 137,333,739 16,383,169 15,246,081 21,739,305 3,557 97 2,558 6,303 634 651 839 28,943 -- 2,072 88,955 631 3,352 81,133 32,500 97 4,630 95,258 1,265 4,003 81,972 84,091,594 2,233,432 68,249,511 130,900,087 16,326,222 15,179,159 21,641,622 532,258 -- 427,277 6,338,394 55,682 62,919 15,711 $84,623,852 $2,233,432 $68,676,788 $137,238,481 $16,381,904 $15,242,078 $21,657,333 $54,580,380 $1,509,574 $61,443,064 $121,327,228 $12,309,623 $12,978,778 $10,919,645 1,811,606 133,419 2,873,700 5,924,665 732,700 701,937 280,362
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED) FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -------------------------------------------------------------------------------------------------------------------- VIP FRANKLIN FRANKLIN VIP VIP VALUE FRANKLIN FRANKLIN LARGE CAP MUTUAL MID CAP OVERSEAS STRATEGIES ALLOCATION INCOME GROWTH SHARES PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- VIP FUND -- VIP FUND -- VIP FUND -- VIP FUND -- SERVICE CLASS 2 INITIAL CLASS SERVICE CLASS 2 CLASS 2 SHARES CLASS 2 SHARES CLASS 2 SHARES CLASS 2 SHARES -------------------------------------------------------------------------------------------------------------------- $57,862,704 $12,442,300 $2,595,479 $46,850,458 $197,295,444 $331,704 $9,787,968 -- -- -- -- -- -- -- -- 221 -- -- -- -- -- 57,862,704 12,442,521 2,595,479 46,850,458 197,295,444 331,704 9,787,968 2,407 470 107 2,449 10,693 15 408 21,338 -- 192 1,868 131,803 12 775 23,745 470 299 4,317 142,496 27 1,183 57,595,877 12,357,903 2,595,180 39,502,500 179,021,882 262,979 9,786,785 243,082 84,148 -- 7,343,641 18,131,066 68,698 -- $57,838,959 $12,442,051 $2,595,180 $46,846,141 $197,152,948 $331,677 $9,786,785 $47,389,982 $8,577,373 $2,362,728 $55,116,972 $196,203,109 $244,076 $9,995,148 1,551,695 469,167 189,728 8,628,077 13,118,048 11,578 589,992
See accompanying notes to financial statements. F-11 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Assets and Liabilities -- Continued December 31, 2020
GOLDMAN SACHS VARIABLE INSURANCE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CONTINUED) TRUST ---------------------------------------------------------------- -------------- TEMPLETON GOLDMAN SACHS TEMPLETON TEMPLETON GLOBAL TEMPLETON GOVERNMENT FOREIGN VIP FOREIGN VIP BOND GROWTH VIP MONEY MARKET FUND -- FUND -- VIP FUND -- FUND -- FUND -- CLASS 1 SHARES CLASS 2 SHARES CLASS 1 SHARES CLASS 2 SHARES SERVICE SHARES ------------------------------------------------------------------------------------------------------------------------ ASSETS: Investments at fair value (note 2b) $4,226,190 $186,089 $3,655,372 $6,310,482 $129,133,710 Dividend receivable -- -- -- -- 676 Receivable for units sold -- -- -- -- 639,752 TOTAL ASSETS 4,226,190 186,089 3,655,372 6,310,482 129,774,138 LIABILITIES: Accrued expenses payable to affiliate (note 4b) 171 8 136 268 5,541 Payable for units withdrawn 45,319 2 292 2,945 -- TOTAL LIABILITIES 45,490 10 428 3,213 5,541 NET ASSETS ATTRIBUTABLE TO: Variable annuity contract owners in the accumulation period 4,173,373 186,079 3,568,827 6,307,186 129,458,648 Variable annuity contract owners in the annuitization period 7,327 -- 86,117 83 309,949 NET ASSETS $4,180,700 $186,079 $3,654,944 $6,307,269 $129,768,597 Investments in securities at cost $4,450,896 $195,201 $4,387,837 $6,795,692 $129,133,710 Shares outstanding 311,436 14,013 252,269 564,949 129,133,710
JANUS ASPEN SERIES (CONTINUED) ------------------------------------------------------------------------- JANUS JANUS JANUS HENDERSON JANUS HENDERSON JANUS HENDERSON ENTERPRISE HENDERSON FLEXIBLE BOND HENDERSON FORTY BALANCED PORTFOLIO -- ENTERPRISE PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- INSTITUTIONAL PORTFOLIO -- INSTITUTIONAL INSTITUTIONAL SERVICE SHARES SHARES SERVICE SHARES SHARES SHARES ------------------------------------------------------------------------------------------------------------------ ASSETS: Investments at fair value (note 2b) $103,849,970 $48,797,982 $5,742,929 $9,309,851 $44,685,794 Dividend receivable -- -- -- -- -- Receivable for units sold -- -- 15 -- -- TOTAL ASSETS 103,849,970 48,797,982 5,742,944 9,309,851 44,685,794 LIABILITIES: Accrued expenses payable to affiliate (note 4b) 5,056 1,893 239 367 1,787 Payable for units withdrawn 7,517 21,548 -- 73,043 39,604 TOTAL LIABILITIES 12,573 23,441 239 73,410 41,391 NET ASSETS ATTRIBUTABLE TO: Variable annuity contract owners in the accumulation period 99,326,536 48,262,096 5,683,919 9,174,854 44,136,532 Variable annuity contract owners in the annuitization period 4,510,861 512,445 58,786 61,587 507,871 NET ASSETS $103,837,397 $48,774,541 $5,742,705 $9,236,441 $44,644,403 Investments in securities at cost $73,021,421 $25,857,237 $3,228,407 $8,820,497 $28,204,101 Shares outstanding 2,252,711 517,970 65,663 730,184 783,961
See accompanying notes to financial statements. F-12 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Assets and Liabilities -- Continued December 31, 2020
GOLDMAN SACHS VARIABLE INSURANCE JANUS ASPEN TRUST (CONTINUED) JPMORGAN INSURANCE TRUST SERIES --------------------------------------------------------------------------------------------------------------- JPMORGAN JPMORGAN JANUS GOLDMAN SACHS GOLDMAN SACHS JPMORGAN JPMORGAN INSURANCE INSURANCE HENDERSON LARGE CAP MID CAP INSURANCE INSURANCE TRUST TRUST BALANCED VALUE FUND -- VALUE FUND -- TRUST CORE TRUST MID CAP SMALL CAP CORE U.S. EQUITY PORTFOLIO -- INSTITUTIONAL INSTITUTIONAL BOND PORTFOLIO -- VALUE PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- INSTITUTIONAL SHARES SHARES CLASS 1 CLASS 1 CLASS 1 CLASS 1 SHARES --------------------------------------------------------------------------------------------------------------- $5,868,187 $30,794,359 $2,375,748 $228,567 $162,485 $1,145,663 $67,653,787 -- -- -- -- -- -- -- -- -- 86 -- -- -- -- 5,868,187 30,794,359 2,375,834 228,567 162,485 1,145,663 67,653,787 230 1,242 122 12 9 60 2,617 387 26,191 -- 10 27 56 32,829 617 27,433 122 22 36 116 35,446 5,802,348 30,603,886 1,539,606 160,643 93,619 701,046 66,847,664 65,222 163,040 836,106 67,902 68,830 444,501 770,677 $5,867,570 $30,766,926 $2,375,712 $228,545 $162,449 $1,145,547 $67,618,341 $6,272,758 $26,587,183 $2,241,119 $206,054 $126,171 $811,934 $45,399,813 633,030 1,787,252 199,979 20,989 6,739 30,633 1,552,404
JANUS ASPEN SERIES (CONTINUED) ----------------------------------------------------------------------------------------------------- JANUS JANUS HENDERSON JANUS HENDERSON JANUS JANUS JANUS GLOBAL HENDERSON GLOBAL HENDERSON JANUS HENDERSON HENDERSON RESEARCH GLOBAL TECHNOLOGY OVERSEAS HENDERSON RESEARCH FORTY PORTFOLIO -- RESEARCH AND INNOVATION PORTFOLIO -- OVERSEAS PORTFOLIO -- PORTFOLIO -- INSTITUTIONAL PORTFOLIO -- PORTFOLIO -- INSTITUTIONAL PORTFOLIO -- INSTITUTIONAL SERVICE SHARES SHARES SERVICE SHARES SERVICE SHARES SHARES SERVICE SHARES SHARES ----------------------------------------------------------------------------------------------------- $16,225,705 $38,573,255 $3,063,896 $12,498,335 $20,469,357 $2,298,466 $47,485,166 -- -- -- -- -- -- -- 245 -- 183 -- -- -- -- 16,225,950 38,573,255 3,064,079 12,498,335 20,469,357 2,298,466 47,485,166 621 1,478 128 507 819 97 1,821 -- 1,707 -- 7 95 9 3,047 621 3,185 128 514 914 106 4,868 16,199,571 38,170,943 3,052,304 12,408,278 20,238,879 2,298,199 47,163,270 25,758 399,127 11,647 89,543 229,564 161 317,028 $16,225,329 $38,570,070 $3,063,951 $12,497,821 $20,468,443 $2,298,360 $47,480,298 $11,105,637 $21,068,471 $1,659,161 $6,230,298 $19,500,025 $1,893,382 $27,478,666 306,377 606,307 49,418 609,675 535,707 62,834 962,212
See accompanying notes to financial statements. F-13 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Assets and Liabilities -- Continued December 31, 2020
JANUS ASPEN SERIES (CONTINUED) LEGG MASON PARTNERS VARIABLE EQUITY TRUST -------------- --------------------------------------------------- CLEARBRIDGE CLEARBRIDGE CLEARBRIDGE CLEARBRIDGE JANUS VARIABLE VARIABLE VARIABLE VARIABLE HENDERSON AGGRESSIVE DIVIDEND DIVIDEND LARGE CAP RESEARCH GROWTH STRATEGY STRATEGY VALUE PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- SERVICE SHARES CLASS II CLASS I CLASS II CLASS I ----------------------------------------------------------------------------------------------------------- ASSETS: Investments at fair value (note 2b) $3,409,129 $5,984,760 $4,072,036 $4,507,866 $13,836,919 Dividend receivable -- -- -- -- -- Receivable for units sold 216 -- -- -- 15 TOTAL ASSETS 3,409,345 5,984,760 4,072,036 4,507,866 13,836,934 LIABILITIES: Accrued expenses payable to affiliate (note 4b) 145 259 162 235 585 Payable for units withdrawn -- 2 -- 62 -- TOTAL LIABILITIES 145 261 162 297 585 NET ASSETS ATTRIBUTABLE TO: Variable annuity contract owners in the accumulation period 3,197,827 5,916,925 4,071,874 4,298,717 13,821,133 Variable annuity contract owners in the annuitization period 211,373 67,574 -- 208,852 15,216 NET ASSETS $3,409,200 $5,984,499 $4,071,874 $4,507,569 $13,836,349 Investments in securities at cost $2,032,278 $5,298,253 $2,915,500 $3,238,207 $13,148,291 Shares outstanding 71,351 202,942 184,255 203,240 697,425
PIMCO VARIABLE INSURANCE TRUST (CONTINUED) -------------------------------------------------------------------------- INTERNATIONAL LONG-TERM BOND PORTFOLIO U.S. LOW TOTAL HIGH YIELD (U.S. DOLLAR GOVERNMENT DURATION RETURN PORTFOLIO -- HEDGED) -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- ADMINISTRATIVE ADMINISTRATIVE ADMINISTRATIVE ADMINISTRATIVE ADMINISTRATIVE CLASS SHARES CLASS SHARES CLASS SHARES CLASS SHARES CLASS SHARES ------------------------------------------------------------------------------------------------------------------- ASSETS: Investments at fair value (note 2b) $31,406,411 $1,667,508 $51,171,545 $86,791,660 $141,832,175 Dividend receivable 127,340 1,387 72,901 48,016 238,642 Receivable for units sold -- 189 218 2,631 -- TOTAL ASSETS 31,533,751 1,669,084 51,244,664 86,842,307 142,070,817 LIABILITIES: Accrued expenses payable to affiliate (note 4b) 1,414 71 2,382 4,095 6,280 Payable for units withdrawn 2,319 -- -- -- 80,381 TOTAL LIABILITIES 3,733 71 2,382 4,095 86,661 NET ASSETS ATTRIBUTABLE TO: Variable annuity contract owners in the accumulation period 30,566,098 1,649,051 48,799,448 82,834,500 138,396,437 Variable annuity contract owners in the annuitization period 963,920 19,962 2,442,834 4,003,712 3,587,719 NET ASSETS $31,530,018 $1,669,013 $51,242,282 $86,838,212 $141,984,156 Investments in securities at cost $30,101,855 $1,565,495 $47,710,252 $86,193,033 $135,300,931 Shares outstanding 3,920,900 148,355 3,464,560 8,361,432 12,237,461
See accompanying notes to financial statements. F-14 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Assets and Liabilities -- Continued December 31, 2020
PIMCO VARIABLE MFS(R) VARIABLE INSURANCE TRUST MFS(R) VARIABLE INSURANCE TRUST II INSURANCE TRUST --------------------------------------------------------------------------------------------------------- MFS(R) MASSACHUSETTS MFS(R) MFS(R) NEW MFS(R) TOTAL MFS(R) MFS(R) INVESTORS INVESTORS DISCOVERY RETURN UTILITIES INCOME GROWTH STOCK ALL ASSET TRUST SERIES -- SERIES -- SERIES -- SERIES -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO-- SERVICE SERVICE SERVICE SERVICE SERVICE SERVICE ADVISOR CLASS SHARES CLASS SHARES CLASS SHARES CLASS SHARES CLASS SHARES CLASS SHARES CLASS SHARES --------------------------------------------------------------------------------------------------------- $5,012,300 $23,357,166 $37,029,612 $11,722,983 $25,506 $6,819,978 $4,417,048 -- -- -- -- -- -- -- 43 -- -- 518 -- 594 -- 5,012,343 23,357,166 37,029,612 11,723,501 25,506 6,820,572 4,417,048 209 974 1,916 492 1 285 190 -- 937 6,104 -- -- -- 1 209 1,911 8,020 492 1 285 191 5,003,558 23,336,442 35,599,814 11,712,684 25,505 6,796,219 4,416,857 8,576 18,813 1,421,778 10,325 -- 24,068 -- $5,012,134 $23,355,255 $37,021,592 $11,723,009 $25,505 $6,820,287 $4,416,857 $3,214,534 $16,870,651 $31,372,246 $9,218,753 $23,777 $5,029,155 $4,201,810 139,269 989,291 1,452,142 337,936 2,445 276,448 394,027
RYDEX VARIABLE TRUST STATE STREET VARIABLE INSURANCE SERIES FUNDS, INC. ---------------------------------------------------------------------------------------------------------- PREMIER GROWTH REAL ESTATE S&P 500(R) SMALL-CAP TOTAL INCOME EQUITY SECURITIES INDEX EQUITY RETURN V.I.S. V.I.S. V.I.S. V.I.S. V.I.S. V.I.S. NASDAQ -- 100(R) FUND -- FUND -- FUND -- FUND -- FUND -- FUND -- FUND CLASS 1 SHARES CLASS 1 SHARES CLASS 1 SHARES CLASS 1 SHARES CLASS 1 SHARES CLASS 1 SHARES ---------------------------------------------------------------------------------------------------------- $7,046,000 $14,902,436 $32,006,734 $37,561,914 $145,961,700 $29,198,920 $730,302,310 -- -- -- -- -- -- -- 33 -- 469 -- -- -- -- 7,046,033 14,902,436 32,007,203 37,561,914 145,961,700 29,198,920 730,302,310 289 612 1,334 1,595 5,890 1,226 32,555 -- 464 -- 32,605 1,390 38,700 105,627 289 1,076 1,334 34,200 7,280 39,926 138,182 7,045,744 14,637,381 31,751,534 36,713,627 145,204,567 29,074,994 282,676,573 -- 263,979 254,335 814,087 749,853 84,000 447,487,555 $7,045,744 $14,901,360 $32,005,869 $37,527,714 $145,954,420 $29,158,994 $730,164,128 $4,160,390 $14,019,947 $23,410,437 $39,122,350 $97,294,796 $26,054,657 $738,739,796 112,197 1,194,105 260,302 3,124,951 2,921,571 1,991,741 43,914,751
See accompanying notes to financial statements. F-15 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Assets and Liabilities -- Continued December 31, 2020
STATE STREET VARIABLE INSURANCE THE PRUDENTIAL SERIES FUNDS, INC. (CONTINUED) THE ALGER PORTFOLIOS SERIES FUND ------------------------------- --------------------------------- --------------- TOTAL U.S. ALGER ALGER JENNISON RETURN EQUITY LARGE CAP SMALL CAP 20/20 V.I.S. V.I.S. GROWTH GROWTH FOCUS FUND -- FUND -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- CLASS 3 SHARES CLASS 1 SHARES CLASS I-2 SHARES CLASS I-2 SHARES CLASS II SHARES -------------------------------------------------------------------------------------------------------------------------- ASSETS: Investments at fair value (note 2b) $416,173,471 $22,659,353 $37,762,905 $25,198,481 $5,747,938 Dividend receivable -- -- -- -- -- Receivable for units sold -- -- -- -- -- TOTAL ASSETS 416,173,471 22,659,353 37,762,905 25,198,481 5,747,938 LIABILITIES: Accrued expenses payable to affiliate (note 4b) 21,710 933 1,492 1,004 241 Payable for units withdrawn 101,742 3,074 1,632 39,700 60 TOTAL LIABILITIES 123,452 4,007 3,124 40,704 301 NET ASSETS ATTRIBUTABLE TO: Variable annuity contract owners in the accumulation period 349,485,028 22,647,949 37,420,939 24,811,556 5,744,006 Variable annuity contract owners in the annuitization period 66,564,991 7,397 338,842 346,221 3,631 NET ASSETS $416,050,019 $22,655,346 $37,759,781 $25,157,777 $5,747,637 Investments in securities at cost $414,000,888 $17,067,423 $22,965,263 $14,778,752 $2,020,362 Shares outstanding 25,116,082 425,288 404,270 562,717 121,856
See accompanying notes to financial statements. F-16 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Assets and Liabilities -- Continued December 31, 2020
WELLS FARGO THE PRUDENTIAL SERIES FUND (CONTINUED) VARIABLE TRUST ------------------------------------------------------------------------------ SP PRUDENTIAL WELLS FARGO SP U.S. VT NATURAL INTERNATIONAL EMERGING OMEGA JENNISON RESOURCES GROWTH GROWTH GROWTH PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- FUND -- CLASS II SHARES CLASS II SHARES CLASS II SHARES CLASS II SHARES CLASS 2 ------------------------------------------------------------------------------ $9,860,885 $20,178,957 $-- $28,522 $3,955,894 -- -- -- -- -- -- -- -- -- -- 9,860,885 20,178,957 -- 28,522 3,955,894 420 933 -- 1 164 780 17,098 -- -- 1 1,200 18,031 -- 1 165 9,855,307 19,355,675 -- 28,521 3,955,729 4,378 805,251 -- -- -- $9,859,685 $20,160,926 $-- $28,521 $3,955,729 $5,307,602 $17,738,512 $-- $7,065 $2,672,375 81,327 769,895 -- 1,105 97,821
See accompanying notes to financial statements. F-17 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Operations
AB VARIABLE PRODUCTS SERIES FUND, INC. ---------------------------------------------------------------------- AB AB BALANCED GLOBAL AB AB AB WEALTH THEMATIC GROWTH AND INTERNATIONAL LARGE CAP STRATEGY GROWTH INCOME VALUE GROWTH PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- CLASS B CLASS B CLASS B CLASS B CLASS B ------------ ------------ ------------ ------------- ------------ YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2020 2020 2020 2020 --------------------------------------------------------------------------------------------------------------- INVESTMENT INCOME AND EXPENSE: Income -- Ordinary dividends $232,104 $9,614 $404,522 $311,073 $-- Mortality and expense risk and administrative charges (note 4a) 193,223 33,509 491,133 399,697 432,570 NET INVESTMENT INCOME (EXPENSE) 38,881 (23,895) (86,611) (88,624) (432,570) NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS: Net realized gain (loss) (307,543) 132,840 403,934 (1,033,388) 881,845 Change in unrealized appreciation (depreciation) 629,563 397,808 (2,607,594) 669,357 5,623,682 Capital gain distributions 330,737 202,339 1,674,683 -- 2,348,634 NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS 652,757 732,987 (528,977) (364,031) 8,854,161 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS $691,638 $709,092 $(615,588) $(452,655) $8,421,591
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (CONTINUED) ---------------------------------------------------------------------------------------- INVESCO INVESCO INVESCO OPPENHEIMER V.I. INVESCO OPPENHEIMER V.I. INVESCO OPPENHEIMER V.I. GLOBAL OPPENHEIMER V.I. MAIN STREET OPPENHEIMER V.I. GLOBAL STRATEGIC INCOME MAIN STREET SMALL CAP TOTAL RETURN FUND -- FUND -- FUND(R) -- FUND(R) -- BOND FUND -- SERIES II SHARES SERIES I SHARES SERIES II SHARES SERIES II SHARES SERIES I SHARES ---------------- ---------------- ---------------- ---------------- ---------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2020 2020 2020 2020 ------------------------------------------------------------------------------------------------------------------------------- INVESTMENT INCOME AND EXPENSE: Income -- Ordinary dividends $486,833 $138,187 $192,909 $95,761 $253,609 Mortality and expense risk and administrative charges (note 4a) 1,389,921 34,601 1,088,311 436,725 118,679 NET INVESTMENT INCOME (EXPENSE) (903,088) 103,586 (895,402) (340,964) 134,930 NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS: Net realized gain (loss) 2,622,943 (56,992) 8,235,428 403,645 27,108 Change in unrealized appreciation (depreciation) 20,199,259 (17,861) (8,663,568) 4,704,240 502,042 Capital gain distributions 4,037,176 -- 1,633,711 381,860 -- NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS 26,859,378 (74,853) 1,205,571 5,489,745 529,150 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS $25,956,290 $28,733 $310,169 $5,148,781 $664,080
See accompanying notes to financial statements. F-18 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Operations -- Continued
AB VARIABLE PRODUCTS SERIES FUND, INC. (CONTINUED) AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) --------------------------------------------------------------------------------------------------------------------------- INVESCO INVESCO INVESCO INVESCO INVESCO INVESCO AB OPPENHEIMER V.I. OPPENHEIMER V.I. OPPENHEIMER V.I. OPPENHEIMER V.I. OPPENHEIMER V.I. OPPENHEIMER V.I. SMALL CAP CAPITAL CAPITAL CONSERVATIVE CONSERVATIVE DISCOVERY MID DISCOVERY MID GROWTH APPRECIATION APPRECIATION BALANCED BALANCED CAP GROWTH CAP GROWTH PORTFOLIO -- FUND -- FUND -- FUND -- FUND -- FUND -- FUND -- CLASS B SERIES I SHARES SERIES II SHARES SERIES I SHARES SERIES II SHARES SERIES I SHARES SERIES II SHARES --------------------------------------------------------------------------------------------------------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2020 2020 2020 2020 2020 2020 --------------------------------------------------------------------------------------------------------------------------- $-- $-- $-- $212,351 $319,860 $9,431 $-- 334,511 364,561 76,294 136,716 336,118 325,853 152,436 (334,511) (364,561) (76,294) 75,635 (16,258) (316,422) (152,436) 723,044 1,287,499 285,463 219,435 914,888 1,159,031 119,120 8,368,300 3,135,129 744,374 745,027 912,458 5,556,257 2,100,052 2,145,105 3,892,808 641,090 235,959 404,255 1,965,977 749,778 11,236,449 8,315,436 1,670,927 1,200,421 2,231,601 8,681,265 2,968,950 $10,901,938 $7,950,875 $1,594,633 $1,276,056 $2,215,343 $8,364,843 $2,816,514
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (CONTINUED) ------------------------------------------------------------------------------------------------------------------------- INVESCO INVESCO INVESCO INVESCO INVESCO INVESCO V.I. V.I. INVESCO V.I. V.I. V.I. V.I. AMERICAN AMERICAN V.I. CORE EQUITY AND GLOBAL REAL GOVERNMENT FRANCHISE FRANCHISE COMSTOCK EQUITY INCOME ESTATE SECURITIES FUND -- FUND -- FUND -- FUND -- FUND -- FUND -- FUND -- SERIES I SHARES SERIES II SHARES SERIES II SHARES SERIES I SHARES SERIES II SHARES SERIES II SHARES SERIES I SHARES ------------------------------------------------------------------------------------------------------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2020 2020 2020 2020 2020 2020 ------------------------------------------------------------------------------------------------------------------------- $14,759 $-- $401,695 $76,970 $361,001 $8,965 $-- 335,310 73,028 295,024 904,288 312,931 3,485 -- (320,551) (73,028) 106,671 (827,318) 48,070 5,480 -- 748,574 829,661 (448,314) (1,342,102) (134,232) (3,887) -- 5,005,443 524,941 (1,073,073) 17,367 423,897 (29,551) -- 1,539,947 344,680 499,459 1,327,785 746,288 5,463 -- 7,293,964 1,699,282 (1,021,928) 3,050 1,035,953 (27,975) -- $6,973,413 $1,626,254 $(915,257) $(824,268) $1,084,023 $(22,495) $--
See accompanying notes to financial statements. F-19 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Operations -- Continued
AMERICAN CENTURY AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE VARIABLE INSURANCE FUNDS) (CONTINUED) PORTFOLIOS II, INC. --------------------------------------------------- ------------------- INVESCO INVESCO V.I. INVESCO V.I. VP INTERNATIONAL V.I. VALUE INFLATION GROWTH TECHNOLOGY OPPORTUNITIES PROTECTION FUND -- FUND -- FUND -- FUND -- SERIES II SHARES SERIES I SHARES SERIES II SHARES CLASS II ---------------- --------------- ---------------- ------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2020 2020 2020 ------------------------------------------------------------------------------------------------------------------ INVESTMENT INCOME AND EXPENSE: Income -- Ordinary dividends $240,915 $-- $3,148 $305,178 Mortality and expense risk and administrative charges (note 4a) 430,108 -- 54,725 450,702 NET INVESTMENT INCOME (EXPENSE) (189,193) -- (51,577) (145,524) NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS: Net realized gain (loss) 2,495,730 -- (327,689) 853,052 Change in unrealized appreciation (depreciation) (2,636,159) -- 397,832 1,171,533 Capital gain distributions 262,606 -- 162,362 -- NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS 122,177 -- 232,505 2,024,585 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS $(67,016) $-- $180,928 $1,879,061
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. ---------------- VP DISCIPLINED CORE VALUE FUND -- CLASS I ---------------- YEAR ENDED DECEMBER 31, 2020 --------------------------------------------------------- INVESTMENT INCOME AND EXPENSE: Income -- Ordinary dividends $8,708 Mortality and expense risk and administrative charges (note 4a) 8,379 NET INVESTMENT INCOME (EXPENSE) 329 NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS: Net realized gain (loss) 8,597 Change in unrealized appreciation (depreciation) 48,627 Capital gain distributions 16,232 NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS 73,456 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS $73,785
COLUMBIA FUNDS BLACKROCK VARIABLE SERIES FUNDS, INC. (CONTINUED) VARIABLE SERIES TRUST II ----------------------------------------------------- ---------------------------- BLACKROCK COLUMBIA BLACKROCK BLACKROCK LARGE CAP VARIABLE BASIC GLOBAL FOCUS CTIVP/SM/ -- PORTFOLIO -- VALUE ALLOCATION GROWTH LOOMIS SAYLES OVERSEAS V.I. V.I. V.I. GROWTH CORE FUND -- FUND -- FUND -- FUND -- FUND -- CLASS III SHARES CLASS III SHARES CLASS III SHARES CLASS 1 CLASS 2 ---------------- ---------------- ---------------- ------------- ------------ YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2020 2020 2020 2020 --------------------------------------------------------------------------------------------------------------------------- INVESTMENT INCOME AND EXPENSE: Income -- Ordinary dividends $129,114 $2,325,380 $-- $-- $166,477 Mortality and expense risk and administrative charges (note 4a) 295,361 3,520,696 137,131 1,137,062 185,248 NET INVESTMENT INCOME (EXPENSE) (166,247) (1,195,316) (137,131) (1,137,062) (18,771) NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS: Net realized gain (loss) (3,755,509) 2,346,226 164,265 5,839,706 (157,144) Change in unrealized appreciation (depreciation) 642,189 19,249,199 2,300,186 15,016,336 754,562 Capital gain distributions 432,206 11,461,951 691,085 -- 141,979 NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (2,681,114) 33,057,376 3,155,536 20,856,042 739,397 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS $(2,847,361) $31,862,060 $3,018,405 $19,718,980 $720,626
See accompanying notes to financial statements. F-20 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Operations -- Continued
BLACKROCK VARIABLE SERIES AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. (CONTINUED) BNY MELLON FUNDS, INC. -------------------------------------------------------------------------------------------------------------------------- BNY MELLON BNY MELLON INVESTMENT BNY MELLON VARIABLE BLACKROCK PORTFOLIOS -- SUSTAINABLE INVESTMENT ADVANTAGE VP VP VP MIDCAP U.S. FUND -- U.S. TOTAL INTERNATIONAL ULTRA(R) VALUE STOCK EQUITY GOVERNMENT MARKET FUND -- FUND -- FUND -- PORTFOLIO -- PORTFOLIO, INC. -- MONEY MARKET V.I. FUND -- CLASS I CLASS I CLASS I INITIAL SHARES INITIAL SHARES PORTFOLIO CLASS III SHARES -------------------------------------------------------------------------------------------------------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2020 2020 2020 2020 2020 2020 -------------------------------------------------------------------------------------------------------------------------- $2,576 $-- $1,312 $704 $85,583 $2,467 $56,163 9,828 2,082 832 1,248 118,949 22,506 58,682 (7,252) (2,082) 480 (544) (33,366) (20,039) (2,519) 36,099 12,711 1,433 (247) 244,116 -- (60,617) 86,673 35,775 (4,903) 6,644 1,244,697 -- 324,967 7,770 4,350 1,552 -- 92,874 -- 370,542 130,542 52,836 (1,918) 6,397 1,581,687 -- 634,892 $123,290 $50,754 $(1,438) $5,853 $1,548,321 $(20,039) $632,373
DEUTSCHE DWS VARIABLE EATON VANCE SERIES I DEUTSCHE DWS VARIABLE SERIES II VARIABLE TRUST FEDERATED HERMES INSURANCE SERIES --------------------------------------------------------------------------------------------------------------- FEDERATED FEDERATED DWS HERMES HERMES DWS SMALL HIGH HIGH FEDERATED CAPITAL DWS MID CAP VT INCOME INCOME HERMES GROWTH CROCI(R) VALUE FLOATING-RATE BOND BOND KAUFMANN VIP -- U.S. VIP -- VIP -- INCOME FUND II -- FUND II -- FUND II -- CLASS B SHARES CLASS B SHARES CLASS B SHARES FUND PRIMARY SHARES SERVICE SHARES SERVICE SHARES --------------------------------------------------------------------------------------------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2020 2020 2020 2020 2020 2020 --------------------------------------------------------------------------------------------------------------- $4 $936 $114 $1,281,089 $446,069 $526,799 $-- 2,732 2,131 162 626,529 110,032 137,289 379,793 (2,728) (1,195) (48) 654,560 336,037 389,510 (379,793) 7,830 (228) (367) (1,162,328) (96,665) (167,252) 1,243,778 46,281 5,965 (550) 13,193 25,147 69,196 3,123,731 92 2,401 839 -- -- -- 1,757,699 54,203 8,138 (78) (1,149,135) (71,518) (98,056) 6,125,208 $51,475 $6,943 $(126) $(494,575) $264,519 $291,454 $5,745,415
See accompanying notes to financial statements. F-21 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Operations -- Continued
FEDERATED HERMES INSURANCE SERIES (CONTINUED) FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND -------------- -------------------------------------------------------------- FEDERATED HERMES VIP VIP MANAGED ASSET ASSET VIP VIP VOLATILITY MANAGER/SM/ MANAGER/SM/ BALANCED CONTRAFUND(R) FUND II -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PRIMARY SHARES INITIAL CLASS SERVICE CLASS 2 SERVICE CLASS 2 INITIAL CLASS -------------- ------------- --------------- --------------- ------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2020 2020 2020 2020 ----------------------------------------------------------------------------------------------------------------------- INVESTMENT INCOME AND EXPENSE: Income -- Ordinary dividends $217,164 $541,744 $63,692 $820,676 $250,915 Mortality and expense risk and administrative charges (note 4a) 120,698 444,027 91,525 1,201,140 1,453,702 NET INVESTMENT INCOME (EXPENSE) 96,466 97,717 (27,833) (380,464) (1,202,787) NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS: Net realized gain (loss) 88,099 82,536 30,651 2,250,496 5,020,862 Change in unrealized appreciation (depreciation) (295,089) 3,936,923 535,576 9,596,306 21,795,335 Capital gain distributions -- 477,563 66,920 945,684 525,997 NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (206,990) 4,497,022 633,147 12,792,486 27,342,194 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS $(110,524) $4,594,739 $605,314 $12,412,022 $26,139,407
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED) ------------------------------------------------------------------------------- VIP VIP GROWTH VIP VIP INVESTMENT VIP OPPORTUNITIES GROWTH GROWTH GRADE BOND MID CAP PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- SERVICE CLASS 2 INITIAL CLASS SERVICE CLASS 2 SERVICE CLASS 2 INITIAL CLASS --------------- ------------- --------------- --------------- ------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2020 2020 2020 2020 ------------------------------------------------------------------------------------------------------------------------ INVESTMENT INCOME AND EXPENSE: Income -- Ordinary dividends $-- $49,751 $9,543 $1,460,304 $44 Mortality and expense risk and administrative charges (note 4a) 657,424 884,910 293,250 1,218,030 50 NET INVESTMENT INCOME (EXPENSE) (657,424) (835,159) (283,707) 242,274 (6) NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS: Net realized gain (loss) 2,897,566 4,189,002 2,062,978 962,482 (1) Change in unrealized appreciation (depreciation) 19,357,208 14,015,759 2,594,916 3,482,725 1,234 Capital gain distributions 1,222,990 6,291,377 2,135,045 28,311 -- NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS 23,477,764 24,496,138 6,792,939 4,473,518 1,233 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS $22,820,340 $23,660,979 $6,509,232 $4,715,792 $1,227
See accompanying notes to financial statements. F-22 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Operations -- Continued
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED) --------------------------------------------------------------------------------------------------------------- VIP DYNAMIC VIP VIP VIP VIP CAPITAL VIP VIP GROWTH & GROWTH & GROWTH CONTRAFUND(R) APPRECIATION EQUITY-INCOME EQUITY-INCOME INCOME INCOME OPPORTUNITIES PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- SERVICE CLASS 2 SERVICE CLASS 2 INITIAL CLASS SERVICE CLASS 2 INITIAL CLASS SERVICE CLASS 2 INITIAL CLASS --------------------------------------------------------------------------------------------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2020 2020 2020 2020 2020 2020 --------------------------------------------------------------------------------------------------------------- $79,879 $929 $1,137,203 $1,844,519 $318,863 $273,027 $2,188 1,399,725 30,904 877,216 1,491,215 219,976 219,546 227,278 (1,319,846) (29,975) 259,987 353,304 98,887 53,481 (225,090) 9,912,137 90,520 (101,392) 163,105 617,626 (325,228) 2,000,982 12,907,686 474,387 (373,575) 9,793,020 (918,101) (279,880) 5,806,524 527,534 29,259 3,031,585 2,799,017 866,631 835,876 910,801 23,347,357 594,166 2,556,618 12,755,142 566,156 230,768 8,718,307 $22,027,511 $564,191 $2,816,605 $13,108,446 $665,043 $284,249 $8,493,217
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED) FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST ------------------------------------------------------------------------------------------------------------------------ VIP FRANKLIN FRANKLIN VIP VIP VALUE FRANKLIN FRANKLIN LARGE CAP MUTUAL MID CAP OVERSEAS STRATEGIES ALLOCATION INCOME GROWTH SHARES PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- VIP FUND -- VIP FUND -- VIP FUND -- VIP FUND -- SERVICE CLASS 2 INITIAL CLASS SERVICE CLASS 2 CLASS 2 SHARES CLASS 2 SHARES CLASS 2 SHARES CLASS 2 SHARES ------------------------------------------------------------------------------------------------------------------------ YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2020 2020 2020 2020 2020 2020 ------------------------------------------------------------------------------------------------------------------------ $250,713 $49,072 $22,501 $688,357 $11,549,438 $-- $260,103 1,108,251 155,202 32,338 888,331 3,910,534 3,793 140,800 (857,538) (106,130) (9,837) (199,974) 7,638,904 (3,793) 119,303 (2,342,418) 376,382 (26,007) (2,281,845) (2,694,716) 19,167 (141,594) 8,193,051 1,187,781 104,118 (5,755,160) (9,841,362) 53,905 (991,011) -- 52,326 112,283 12,264,891 163,594 15,412 361,614 5,850,633 1,616,489 190,394 4,227,886 (12,372,484) 88,484 (770,991) $4,993,095 $1,510,359 $180,557 $4,027,912 $(4,733,580) $84,691 $(651,688)
See accompanying notes to financial statements. F-23 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Operations -- Continued
GOLDMAN SACHS VARIABLE INSURANCE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CONTINUED) TRUST --------------------------------------------------------------- -------------- GOLDMAN SACHS TEMPLETON GOVERNMENT TEMPLETON TEMPLETON GLOBAL TEMPLETON MONEY FOREIGN FOREIGN BOND GROWTH MARKET VIP FUND -- VIP FUND -- VIP FUND -- VIP FUND -- FUND -- CLASS 1 SHARES CLASS 2 SHARES CLASS 1 SHARES CLASS 2 SHARES SERVICE SHARES -------------- -------------- -------------- -------------- -------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2020 2020 2020 2020 ------------------------------------------------------------------------------------------------------------------------- INVESTMENT INCOME AND EXPENSE: Income-Ordinary dividends $140,943 $16,956 $358,229 $186,709 $316,881 Mortality and expense risk and administrative charges (note 4a) 57,957 6,108 57,746 94,979 2,039,803 NET INVESTMENT INCOME (EXPENSE) 82,986 10,848 300,483 91,730 (1,722,922) NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS: Net realized gain (loss) (180,024) (76,361) (200,954) (335,398) -- Change in unrealized appreciation (depreciation) (90,643) (3,942) (403,083) 432,188 -- Capital gain distributions -- -- -- -- -- NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (270,667) (80,303) (604,037) 96,790 -- INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS $(187,681) $(69,455) $(303,554) $188,520 $(1,722,922)
JANUS ASPEN SERIES (CONTINUED) -------------------------------------------------------------------------- JANUS JANUS JANUS JANUS HENDERSON JANUS HENDERSON HENDERSON HENDERSON ENTERPRISE HENDERSON FLEXIBLE BOND FORTY BALANCED PORTFOLIO -- ENTERPRISE PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- INSTITUTIONAL PORTFOLIO -- INSTITUTIONAL INSTITUTIONAL SERVICE SHARES SHARES SERVICE SHARES SHARES SHARES -------------- ------------- -------------- ------------- ------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2020 2020 2020 2020 ------------------------------------------------------------------------------------------------------------------- INVESTMENT INCOME AND EXPENSE: Income-Ordinary dividends $2,046,837 $49,564 $2,277 $265,201 $274,996 Mortality and expense risk and administrative charges (note 4a) 1,776,600 616,383 79,415 133,092 570,062 NET INVESTMENT INCOME (EXPENSE) 270,237 (566,819) (77,138) 132,109 (295,066) NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS: Net realized gain (loss) 4,947,054 3,076,235 397,977 48,331 2,067,788 Change in unrealized appreciation (depreciation) 5,007,105 1,584,474 98,905 590,381 8,364,397 Capital gain distributions 923,575 3,095,511 386,473 -- 2,589,471 NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS 10,877,734 7,756,220 883,355 638,712 13,021,656 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS $11,147,971 $7,189,401 $806,217 $770,821 $12,726,590
See accompanying notes to financial statements. F-24 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Operations -- Continued
GOLDMAN SACHS VARIABLE INSURANCE JANUS ASPEN TRUST (CONTINUED) JPMORGAN INSURANCE TRUST SERIES -------------------------------------------------------------------------------------------------------------- GOLDMAN GOLDMAN JPMORGAN JANUS SACHS SACHS INSURANCE JPMORGAN JPMORGAN JPMORGAN HENDERSON LARGE CAP MID CAP TRUST INSURANCE TRUST INSURANCE TRUST INSURANCE TRUST BALANCED VALUE FUND -- VALUE FUND -- CORE BOND MID CAP VALUE SMALL CAP CORE U.S. EQUITY PORTFOLIO -- INSTITUTIONAL INSTITUTIONAL PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- INSTITUTIONAL SHARES SHARES CLASS 1 CLASS 1 CLASS 1 CLASS 1 SHARES -------------------------------------------------------------------------------------------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2020 2020 2020 2020 2020 2020 -------------------------------------------------------------------------------------------------------------- $75,875 $171,970 $44,740 $4,745 $879 $9,668 $1,550,991 76,919 404,040 44,179 5,032 2,263 22,398 919,381 (1,044) (232,070) 561 (287) (1,384) (12,730) 631,610 (157,628) (35,720) 50,114 (17,627) 3,944 125,908 3,486,841 205,789 1,538,064 84,775 (12,536) 28,114 53,085 2,987,255 99,855 436,812 -- 19,798 5,788 77,969 638,662 148,016 1,939,156 134,889 (10,365) 37,846 256,962 7,112,758 $146,972 $1,707,086 $135,450 $(10,652) $36,462 $244,232 $7,744,368
JANUS ASPEN SERIES (CONTINUED) --------------------------------------------------------------------------------------------------------------- JANUS JANUS HENDERSON JANUS JANUS JANUS HENDERSON JANUS GLOBAL HENDERSON JANUS HENDERSON HENDERSON GLOBAL RESEARCH HENDERSON TECHNOLOGY AND OVERSEAS HENDERSON RESEARCH FORTY PORTFOLIO -- GLOBAL RESEARCH INNOVATION PORTFOLIO -- OVERSEAS PORTFOLIO -- PORTFOLIO -- INSTITUTIONAL PORTFOLIO -- PORTFOLIO -- INSTITUTIONAL PORTFOLIO -- INSTITUTIONAL SERVICE SHARES SHARES SERVICE SHARES SERVICE SHARES SHARES SERVICE SHARES SHARES --------------------------------------------------------------------------------------------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2020 2020 2020 2020 2020 2020 --------------------------------------------------------------------------------------------------------------- $89,959 $277,587 $17,610 $324 $235,903 $24,248 $225,376 222,277 479,235 42,441 161,394 256,220 30,793 587,906 (132,318) (201,648) (24,831) (161,070) (20,317) (6,545) (362,530) 639,310 2,142,010 168,809 1,382,872 (519,807) 3,628 2,132,907 3,125,632 2,184,457 186,284 2,307,495 3,035,923 277,534 6,625,426 1,019,015 1,793,620 149,755 939,627 -- -- 3,350,410 4,783,957 6,120,087 504,848 4,629,994 2,516,116 281,162 12,108,743 $4,651,639 $5,918,439 $480,017 $4,468,924 $2,495,799 $274,617 $11,746,213
See accompanying notes to financial statements. F-25 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Operations -- Continued
JANUS ASPEN SERIES (CONTINUED) LEGG MASON PARTNERS VARIABLE EQUITY TRUST -------------- ------------------------------------------------------- CLEARBRIDGE CLEARBRIDGE CLEARBRIDGE CLEARBRIDGE JANUS VARIABLE VARIABLE VARIABLE VARIABLE HENDERSON AGGRESSIVE DIVIDEND DIVIDEND LARGE CAP RESEARCH GROWTH STRATEGY STRATEGY VALUE PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- SERVICE SHARES CLASS II CLASS I CLASS II CLASS I -------------- ------------ ------------ ------------ ------------ YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2020 2020 2020 2020 ---------------------------------------------------------------------------------------------------------------- INVESTMENT INCOME AND EXPENSE: Income-Ordinary dividends $11,364 $30,659 $54,111 $57,876 $176,626 Mortality and expense risk and administrative charges (note 4a) 49,541 85,097 56,592 94,521 200,046 NET INVESTMENT INCOME (EXPENSE) (38,177) (54,438) (2,481) (36,645) (23,420) NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS: Net realized gain (loss) 327,625 81,984 160,856 647,556 90,276 Change in unrealized appreciation (depreciation) 307,844 302,240 (17,590) (610,744) (1,118,490) Capital gain distributions 271,600 510,234 33,647 40,185 1,383,122 NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS 907,069 894,458 176,913 76,997 354,908 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS $868,892 $840,020 $174,432 $40,352 $331,488
PIMCO VARIABLE INSURANCE TRUST (CONTINUED) ------------------------------------------------------------------------------ INTERNATIONAL LONG-TERM BOND PORTFOLIO U.S. LOW TOTAL HIGH YIELD (U.S. DOLLAR GOVERNMENT DURATION RETURN PORTFOLIO -- HEDGED) -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- ADMINISTRATIVE ADMINISTRATIVE ADMINISTRATIVE ADMINISTRATIVE ADMINISTRATIVE CLASS SHARES CLASS SHARES CLASS SHARES CLASS SHARES CLASS SHARES -------------- -------------- -------------- -------------- -------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2020 2020 2020 2020 ----------------------------------------------------------------------------------------------------------------------- INVESTMENT INCOME AND EXPENSE: Income-Ordinary dividends $1,814,992 $107,613 $729,793 $613,794 $3,108,946 Mortality and expense risk and administrative charges (note 4a) 622,143 27,254 735,486 1,012,864 2,364,741 NET INVESTMENT INCOME (EXPENSE) 1,192,849 80,359 (5,693) (399,070) 744,205 NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS: Net realized gain (loss) (109,421) 15,350 3,042,219 (21,540) 1,705,942 Change in unrealized appreciation (depreciation) (137,292) (29,458) 1,737,932 888,314 5,645,600 Capital gain distributions -- -- 313,868 -- 1,683,828 NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (246,713) (14,108) 5,094,019 866,774 9,035,370 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS $946,136 $66,251 $5,088,326 $467,704 $9,779,575
See accompanying notes to financial statements. F-26 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Operations -- Continued
PIMCO VARIABLE MFS(R) VARIABLE INSURANCE TRUST MFS(R) VARIABLE INSURANCE TRUST II INSURANCE TRUST ------------------------------------------------------------------------------------------------------------- MFS(R) MASSACHUSETTS MFS(R) MFS(R) NEW MFS(R) TOTAL MFS(R) MFS(R) INVESTORS INVESTORS DISCOVERY RETURN UTILITIES INCOME GROWTH STOCK ALL ASSET TRUST SERIES -- SERIES -- SERIES -- SERIES -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- SERVICE SERVICE SERVICE SERVICE SERVICE SERVICE ADVISOR CLASS SHARES CLASS SHARES CLASS SHARES CLASS SHARES CLASS SHARES CLASS SHARES CLASS SHARES ------------------------------------------------------------------------------------------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2020 2020 2020 2020 2020 2020 ------------------------------------------------------------------------------------------------------------- $19,705 $-- $728,870 $251,070 $846 $13,700 $213,773 71,272 280,195 669,307 178,240 352 98,349 69,179 (51,567) (280,195) 59,563 72,830 494 (84,649) 144,594 174,783 240,332 637,310 313,300 22 389,299 (62,004) 266,112 5,304,455 694,008 (394,583) 1,235 302,905 136,819 142,006 1,953,595 949,165 297,067 -- 602,288 -- 582,901 7,498,382 2,280,483 215,784 1,257 1,294,492 74,815 $531,334 $7,218,187 $2,340,046 $288,614 $1,751 $1,209,843 $219,409
RYDEX VARIABLE TRUST STATE STREET VARIABLE INSURANCE SERIES FUNDS, INC. --------------------------------------------------------------------------------------------------------------- PREMIER GROWTH REAL ESTATE S&P 500(R) SMALL-CAP TOTAL INCOME EQUITY SECURITIES INDEX EQUITY RETURN V.I.S. V.I.S. V.I.S. V.I.S. V.I.S. V.I.S. NASDAQ --100(R) FUND -- FUND -- FUND -- FUND -- FUND -- FUND -- FUND CLASS 1 SHARES CLASS 1 SHARES CLASS 1 SHARES CLASS 1 SHARES CLASS 1 SHARES CLASS 1 SHARES --------------------------------------------------------------------------------------------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2020 2020 2020 2020 2020 2020 --------------------------------------------------------------------------------------------------------------- $17,450 $330,496 $8,648 $185,625 $2,338,715 $-- $13,132,815 90,510 205,443 443,224 579,800 2,029,487 369,986 11,209,621 (73,060) 125,053 (434,576) (394,175) 309,228 (369,986) 1,923,194 273,658 194,418 1,317,802 (1,093,949) 9,650,183 (867,785) (11,645,024) 1,256,084 364,452 4,333,154 (1,525,878) (1,659,718) 3,381,797 39,802,574 696,325 43,770 2,802,061 498,643 10,890,636 803,829 -- 2,226,067 602,640 8,453,017 (2,121,184) 18,881,101 3,317,841 28,157,550 $2,153,007 $727,693 $8,018,441 $(2,515,359) $19,190,329 $2,947,855 $30,080,744
See accompanying notes to financial statements. F-27 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Operations -- Continued
STATE STREET VARIABLE INSURANCE THE PRUDENTIAL SERIES FUNDS, INC. (CONTINUED) THE ALGER PORTFOLIOS SERIES FUND ------------------------------- ----------------------------------- --------------- TOTAL U.S. ALGER ALGER JENNISON RETURN EQUITY LARGE CAP SMALL CAP 20/20 V.I.S. V.I.S. GROWTH GROWTH FOCUS FUND -- FUND -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- CLASS 3 SHARES CLASS 1 SHARES CLASS I-2 SHARES CLASS I-2 SHARES CLASS II SHARES -------------- -------------- ---------------- ---------------- --------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2020 2020 2020 2020 ----------------------------------------------------------------------------------------------------------------------------- INVESTMENT INCOME AND EXPENSE: Income-Ordinary dividends $6,504,671 $105,336 $54,846 $210,854 $-- Mortality and expense risk and administrative charges (note 4a) 7,741,693 312,184 435,980 295,813 78,055 NET INVESTMENT INCOME (EXPENSE) (1,237,022) (206,848) (381,134) (84,959) (78,055) NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS: Net realized gain (loss) (7,613,364) 591,662 2,006,318 1,297,802 560,779 Change in unrealized appreciation (depreciation) 22,383,553 1,929,663 9,061,938 7,910,624 822,267 Capital gain distributions -- 1,597,555 4,903,568 1,414,625 -- NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS 14,770,189 4,118,880 15,971,824 10,623,051 1,383,046 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS $13,533,167 $3,912,032 $15,590,690 $10,538,092 $1,304,991
See accompanying notes to financial statements. F-28 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Operations -- Continued
WELLS FARGO THE PRUDENTIAL SERIES FUND (CONTINUED) VARIABLE TRUST ------------------------------------------------------------------ -------------- SP PRUDENTIAL WELLS FARGO SP U.S. VT NATURAL INTERNATIONAL EMERGING OMEGA JENNISON RESOURCES GROWTH GROWTH GROWTH PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- FUND -- CLASS II SHARES CLASS II SHARES CLASS II SHARES CLASS II SHARES CLASS 2 --------------- --------------- --------------- --------------- -------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2020 2020 2020 2020 ---------------------------------------------------------------------------------- $-- $-- $-- $-- $-- 97,669 427,318 -- 346 118,514 (97,669) (427,318) -- (346) (118,514) 735,225 (3,022,278) -- 253 1,921,551 2,173,049 4,576,377 -- 8,895 104,617 -- -- -- -- 661,478 2,908,274 1,554,099 -- 9,148 2,687,646 $2,810,605 $1,126,781 $-- $8,802 $2,569,132
See accompanying notes to financial statements. F-29 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Changes in Net Assets
AB VARIABLE PRODUCTS SERIES FUND, INC. ----------------------------------------------------------------------------- AB AB AB BALANCED WEALTH GLOBAL THEMATIC GROWTH AND STRATEGY PORTFOLIO -- GROWTH PORTFOLIO -- INCOME PORTFOLIO -- CLASS B CLASS B CLASS B ------------------------- ------------------------- ------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2019 2020 2019 2020 2019 ---------------------------------------------------------------------------------------------------------------------- INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS: Net investment income (expense) $38,881 $58,707 $(23,895) $(28,636) $(86,611) $(230,480) Net realized gain (loss) on investments (307,543) (144,054) 132,840 137,912 403,934 1,489,351 Change in unrealized appreciation (depreciation) on investments 629,563 489,266 397,808 278,491 (2,607,594) 2,625,475 Capital gain distributions 330,737 1,431,565 202,339 116,397 1,674,683 4,681,527 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS 691,638 1,835,484 709,092 504,164 (615,588) 8,565,873 FROM CAPITAL TRANSACTIONS (NOTE 4): Net premiums 5,724 37,136 -- 70 2,259 132,304 Transfers for contract benefits and terminations (1,266,828) (1,127,876) (148,658) (291,795) (3,273,397) (5,095,178) Administrative expenses (86,782) (95,078) (10,621) (10,424) (66,684) (103,604) Transfers between subaccounts (including fixed account), net (410,835) (803,469) (67,539) (55,023) (6,689,365) (610,202) INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS (1,758,721) (1,989,287) (226,818) (357,172) (10,027,187) (5,676,680) INCREASE (DECREASE) IN NET ASSETS (1,067,083) (153,803) 482,274 146,992 (10,642,775) 2,889,193 Net assets at beginning of year 12,049,691 12,203,494 2,134,932 1,987,940 43,446,118 40,556,925 Net assets at end of year $10,982,608 $12,049,691 $2,617,206 $2,134,932 $32,803,343 $43,446,118 CHANGE IN UNITS (NOTE 5): Units purchased 62,166 33,087 4,321 4,338 81,120 255,200 Units redeemed (188,611) (178,355) (15,319) (21,892) (473,593) (477,974) NET INCREASE (DECREASE) IN UNITS FROM CAPITAL TRANSACTIONS WITH CONTRACT OWNERS (126,445) (145,268) (10,998) (17,554) (392,473) (222,774)
See accompanying notes to financial statements. F-30 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Changes in Net Assets -- Continued
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE AB VARIABLE PRODUCTS SERIES FUND, INC. (CONTINUED) INSURANCE FUNDS) --------------------------------------------------------------------------------------------------------------------------------- AB AB AB INVESCO OPPENHEIMER INVESCO OPPENHEIMER INTERNATIONAL LARGE CAP SMALL CAP V.I. CAPITAL V.I. CAPITAL VALUE PORTFOLIO -- GROWTH PORTFOLIO -- GROWTH PORTFOLIO -- APPRECIATION FUND -- APPRECIATION FUND -- CLASS B CLASS B CLASS B SERIES I SHARES SERIES II SHARES --------------------------------------------------------------------------------------------------------------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2019 2020 2019 2020 2019 2020 2019 2020 2019 --------------------------------------------------------------------------------------------------------------------------------- $(88,624) $(275,296) $(432,570) $(377,344) $(334,511) $(214,398) $(364,561) $(326,336) $(76,294) $(65,683) (1,033,388) (227,919) 881,845 574,843 723,044 175,625 1,287,499 962,278 285,463 126,217 669,357 4,620,285 5,623,682 3,384,399 8,368,300 2,107,773 3,135,129 4,180,680 744,374 747,992 -- -- 2,348,634 3,225,641 2,145,105 1,934,385 3,892,808 2,273,320 641,090 418,261 (452,655) 4,117,070 8,421,591 6,807,539 10,901,938 4,003,385 7,950,875 7,089,942 1,594,633 1,226,787 16,510 66,843 358,102 442,472 228,571 390,024 12,655 4,745 110,083 59,446 (2,043,127) (3,097,932) (1,190,578) (1,891,182) (1,931,702) (1,061,945) (2,391,712) (3,513,692) (160,115) (262,938) (199,438) (243,954) (129,263) (111,215) (144,973) (74,714) (22,398) (24,293) (31,378) (23,391) (4,841,383) (341,257) (974,117) (416,539) 9,988,054 (666,766) (1,438,508) (470,945) 4,509,408 (346,759) (7,067,438) (3,616,300) (1,935,856) (1,976,464) 8,139,950 (1,413,401) (3,839,963) (4,004,185) 4,427,998 (573,642) (7,520,093) 500,770 6,485,735 4,831,075 19,041,888 2,589,984 4,110,912 3,085,757 6,022,631 653,145 29,281,105 28,780,335 26,580,976 21,749,901 14,854,595 12,264,611 25,294,837 22,209,080 4,417,946 3,764,801 $21,761,012 $29,281,105 $33,066,711 $26,580,976 $33,896,483 $14,854,595 $29,405,749 $25,294,837 $10,440,577 $4,417,946 1,014,730 617,253 44,941 26,734 481,806 34,247 14,245 19,592 155,739 20,858 (2,060,409) (1,110,971) (109,365) (121,619) (188,680) (87,746) (84,928) (87,972) (51,024) (42,998) (1,045,679) (493,718) (64,424) (94,885) 293,126 (53,499) (70,683) (68,380) 104,715 (22,140)
See accompanying notes to financial statements. F-31 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Changes in Net Assets -- Continued
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (CONTINUED) ----------------------------------------------------------------------------- INVESCO OPPENHEIMER INVESCO OPPENHEIMER INVESCO OPPENHEIMER V.I. CONSERVATIVE V.I. CONSERVATIVE V.I. DISCOVERY MID CAP BALANCED FUND -- BALANCED FUND -- GROWTH FUND -- SERIES I SHARES SERIES II SHARES SERIES I SHARES ------------------------- ------------------------- ------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2019 2020 2019 2020 2019 ---------------------------------------------------------------------------------------------------------------------- INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS: Net investment income (expense) $75,635 $90,062 $(16,258) $24,052 $(316,422) $(305,855) Net realized gain (loss) on investments 219,435 134,753 914,888 431,776 1,159,031 995,496 Change in unrealized appreciation (depreciation) on investments 745,027 1,061,056 912,458 1,741,755 5,556,257 3,427,138 Capital gain distributions 235,959 158,222 404,255 292,203 1,965,977 2,879,233 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS 1,276,056 1,444,093 2,215,343 2,489,786 8,364,843 6,996,012 FROM CAPITAL TRANSACTIONS (NOTE 4): Net premiums 455 973 16,594 8,685 30,536 3,004 Transfers for contract benefits and terminations (704,757) (1,124,819) (2,512,185) (1,834,907) (2,679,427) (2,979,319) Administrative expenses (10,324) (11,400) (88,845) (93,992) (17,378) (18,801) Transfers between subaccounts (including fixed account), net 224,914 92,244 697,912 909,558 (359,887) (356,996) INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS (489,712) (1,043,002) (1,886,524) (1,010,656) (3,026,156) (3,352,112) INCREASE (DECREASE) IN NET ASSETS 786,344 401,091 328,819 1,479,130 5,338,687 3,643,900 Net assets at beginning of year 9,806,301 9,405,210 18,373,840 16,894,710 23,284,392 19,640,492 Net assets at end of year $10,592,645 $9,806,301 $18,702,659 $18,373,840 $28,623,079 $23,284,392 CHANGE IN UNITS (NOTE 5): Units purchased 32,831 15,718 366,777 263,088 17,997 13,664 Units redeemed (46,691) (61,074) (514,637) (353,599) (62,042) (69,149) NET INCREASE (DECREASE) IN UNITS FROM CAPITAL TRANSACTIONS WITH CONTRACT OWNERS (13,860) (45,356) (147,860) (90,511) (44,045) (55,485)
See accompanying notes to financial statements. F-32 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Changes in Net Assets -- Continued
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (CONTINUED) ---------------------------------------------------------------------------------------------------------- INVESCO OPPENHEIMER INVESCO OPPENHEIMER V.I. V.I. DISCOVERY MID CAP INVESCO OPPENHEIMER GLOBAL STRATEGIC INVESCO OPPENHEIMER GROWTH FUND -- V.I. GLOBAL FUND -- INCOME FUND -- V.I. MAIN STREET FUND(R) -- SERIES II SHARES SERIES II SHARES SERIES I SHARES SERIES II SHARES ----------------------------------------------------------------------------------------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2019 2020 2019 2020 2019 2020 2019 ----------------------------------------------------------------------------------------------------------- $(152,436) $(136,231) $(903,088) $(610,398) $103,586 $66,986 $(895,402) $(1,003,549) 119,120 70,970 2,622,943 1,495,168 (56,992) (45,106) 8,235,428 2,470,864 2,100,052 1,581,828 20,199,259 6,492,872 (17,861) 222,626 (8,663,568) 9,362,247 749,778 1,118,284 4,037,176 9,150,385 -- -- 1,633,711 18,397,144 2,816,514 2,634,851 25,956,290 16,528,027 28,733 244,506 310,169 29,226,706 363,529 507,978 404,898 583,549 10,050 2,273 86,743 130,429 (704,428) (605,569) (6,723,862) (6,086,757) (183,804) (334,346) (5,859,174) (11,987,450) (43,984) (40,916) (604,438) (383,600) (3,031) (3,812) (546,634) (988,335) (1,601,909) 1,246,703 38,750,960 (2,283,258) (23,570) (36,582) (89,108,264) (10,840,588) (1,986,792) 1,108,196 31,827,558 (8,170,066) (200,355) (372,467) (95,427,329) (23,685,944) 829,722 3,743,047 57,783,848 8,357,961 (171,622) (127,961) (95,117,160) 5,540,762 10,683,408 6,940,361 67,455,449 59,097,488 2,627,637 2,755,598 112,320,026 106,779,264 $11,513,130 $10,683,408 $125,239,297 $67,455,449 $2,456,015 $2,627,637 $17,202,866 $112,320,026 59,177 85,149 2,913,635 318,656 26,773 7,314 561,844 456,233 (125,291) (50,824) (1,067,022) (694,013) (46,627) (41,914) (5,211,647) (1,623,964) (66,114) 34,325 1,846,613 (375,357) (19,854) (34,600) (4,649,803) (1,167,731)
-------------------------- INVESCO OPPENHEIMER V.I. MAIN STREET SMALL CAP FUND(R) -- SERIES II SHARES ------------------------- YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, 2020 2019 ------------------------- $(340,964) $(482,797) 403,645 194,414 4,704,240 3,861,143 381,860 2,759,471 5,148,781 6,332,231 45,343 197,125 (2,580,960) (2,619,339) (195,319) (210,618) (2,855,308) (1,523,058) (5,586,244) (4,155,890) (437,463) 2,176,341 29,674,934 27,498,593 $29,237,471 $29,674,934 278,953 164,776 (447,225) (321,224) (168,272) (156,448)
See accompanying notes to financial statements. F-33 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Changes in Net Assets -- Continued
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (CONTINUED) ----------------------------------------------------------------------------- INVESCO OPPENHEIMER V.I. TOTAL RETURN INVESCO V.I. AMERICAN INVESCO V.I. AMERICAN BOND FUND -- FRANCHISE FUND -- FRANCHISE FUND -- SERIES I SHARES SERIES I SHARES SERIES II SHARES ------------------------- ------------------------- ------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2019 2020 2019 2020 2019 ---------------------------------------------------------------------------------------------------------------------- INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS: Net investment income (expense) $134,930 $160,920 $(320,551) $(299,562) $(73,028) $(79,488) Net realized gain (loss) on investments 27,108 (85,620) 748,574 282,871 829,661 610,523 Change in unrealized appreciation (depreciation) on investments 502,042 547,390 5,005,443 2,572,726 524,941 247,077 Capital gain distributions -- -- 1,539,947 3,115,377 344,680 710,919 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS 664,080 622,690 6,973,413 5,671,412 1,626,254 1,489,031 FROM CAPITAL TRANSACTIONS (NOTE 4): Net premiums 32,938 2,400 318,780 456,438 -- -- Transfers for contract benefits and terminations (1,118,332) (822,602) (1,443,006) (1,393,486) (1,187,104) (838,774) Administrative expenses (12,096) (12,690) (102,957) (90,850) (17,195) (18,127) Transfers between subaccounts (including fixed account), net 489,253 350,684 (5,266,330) 4,071,598 (275,973) (17,689) INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS (608,237) (482,208) (6,493,513) 3,043,700 (1,480,272) (874,590) INCREASE (DECREASE) IN NET ASSETS 55,843 140,482 479,900 8,715,112 145,982 614,441 Net assets at beginning of year 8,234,298 8,093,816 23,899,775 15,184,663 5,082,002 4,467,561 Net assets at end of year $8,290,141 $8,234,298 $24,379,675 $23,899,775 $5,227,984 $5,082,002 CHANGE IN UNITS (NOTE 5): Units purchased 61,874 42,408 53,507 260,165 28,609 27,456 Units redeemed (86,047) (67,324) (332,241) (111,789) (75,302) (56,416) NET INCREASE (DECREASE) IN UNITS FROM CAPITAL TRANSACTIONS WITH CONTRACT OWNERS (24,173) (24,916) (278,734) 148,376 (46,693) (28,960)
See accompanying notes to financial statements. F-34 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Changes in Net Assets -- Continued
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (CONTINUED) --------------------------------------------------------------------------------------------------------- INVESCO V.I. INVESCO V.I. CORE INVESCO V.I. EQUITY INVESCO V.I. GLOBAL REAL COMSTOCK FUND -- EQUITY FUND -- AND INCOME FUND -- ESTATE FUND -- SERIES II SHARES SERIES I SHARES SERIES II SHARES SERIES II SHARES ---------------------------------------------------------------------------------------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2019 2020 2019 2020 2019 2020 2019 ---------------------------------------------------------------------------------------------------------- $106,671 $26,345 $(827,318) $(802,586) $48,070 $70,887 $5,480 $3,189 (448,314) 370,527 (1,342,102) (506,937) (134,232) 210,908 (3,887) 4,371 (1,073,073) 1,420,044 17,367 13,837,659 423,897 1,415,884 (29,551) 31,677 499,459 2,992,047 1,327,785 11,191,306 746,288 1,295,335 5,463 242 (915,257) 4,808,963 (824,268) 23,719,442 1,084,023 2,993,014 (22,495) 39,479 16,250 119,773 40,291 75,718 200 52,332 -- -- (1,572,835) (1,862,097) (4,717,395) (11,522,231) (1,382,591) (1,604,537) (16,563) (17,937) (90,383) (108,735) (507,356) (943,786) (133,365) (138,908) (293) (318) (716,204) (1,053,878) (86,703,324) (8,356,946) (1,173,731) (15,606) 16,937 (12,170) (2,363,172) (2,904,937) (91,887,784) (20,747,245) (2,689,487) (1,706,719) 81 (30,425) (3,278,429) 1,904,026 (92,712,052) 2,972,197 (1,605,464) 1,286,295 (22,414) 9,054 23,830,155 21,926,129 98,305,382 95,333,185 18,863,440 17,577,145 211,193 202,139 $20,551,726 $23,830,155 $5,593,330 $98,305,382 $17,257,976 $18,863,440 $188,779 $211,193 135,981 36,711 580,966 532,370 148,253 141,446 5,835 1,708 (234,829) (158,050) (5,809,821) (1,731,254) (315,870) (234,739) (4,984) (3,626) (98,848) (121,339) (5,228,855) (1,198,884) (167,617) (93,293) 851 (1,918)
-------------------------- INVESCO V.I. GOVERNMENT SECURITIES FUND -- SERIES I SHARES ------------------------- YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, 2020 2019 ------------------------- $-- $(10) -- (29) -- 145 -- -- -- 106 -- -- -- (2,924) -- -- -- 1 -- (2,923) -- (2,817) -- 2,817 $-- $-- -- -- -- (165) -- (165)
See accompanying notes to financial statements. F-35 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Changes in Net Assets -- Continued
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (CONTINUED) ----------------------------------------------------------------------------- INVESCO V.I. INTERNATIONAL INVESCO V.I. INVESCO V.I. VALUE GROWTH FUND -- TECHNOLOGY FUND -- OPPORTUNITIES FUND -- SERIES II SHARES SERIES I SHARES SERIES II SHARES ------------------------- ------------------------- ------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2019 2020 2019 2020 2019 ---------------------------------------------------------------------------------------------------------------------- INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS: Net investment income (expense) $(189,193) $(180,256) $-- $(43) $(51,577) $(65,712) Net realized gain (loss) on investments 2,495,730 1,164,192 -- 2,012 (327,689) (117,817) Change in unrealized appreciation (depreciation) on investments (2,636,159) 6,243,126 -- 2,252 397,832 341,876 Capital gain distributions 262,606 2,726,332 -- -- 162,362 878,004 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS (67,016) 9,953,394 -- 4,221 180,928 1,036,351 FROM CAPITAL TRANSACTIONS (NOTE 4): Net premiums 17,157 78,437 -- -- 3,814 1,320 Transfers for contract benefits and terminations (2,071,570) (4,419,494) -- -- (328,483) (455,929) Administrative expenses (211,654) (349,805) -- -- (11,768) (14,773) Transfers between subaccounts (including fixed account), net (27,283,690) (3,947,650) -- (36,919) (115,324) (63,605) INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS (29,549,757) (8,638,512) -- (36,919) (451,761) (532,987) INCREASE (DECREASE) IN NET ASSETS (29,616,773) 1,314,882 -- (32,698) (270,833) 503,364 Net assets at beginning of year 42,257,378 40,942,496 -- 32,698 4,324,424 3,821,060 Net assets at end of year $12,640,605 $42,257,378 $-- $-- $4,053,591 $4,324,424 CHANGE IN UNITS (NOTE 5): Units purchased 306,404 238,464 -- -- 32,377 12,221 Units redeemed (2,522,907) (860,415) -- (4,514) (52,601) (40,509) NET INCREASE (DECREASE) IN UNITS FROM CAPITAL TRANSACTIONS WITH CONTRACT OWNERS (2,216,503) (621,951) -- (4,514) (20,224) (28,288)
See accompanying notes to financial statements. F-36 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Changes in Net Assets -- Continued
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC. AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. ---------------------------------------------------------------------------------------------------------- VP INFLATION VP DISCIPLINED PROTECTION CORE VALUE VP INTERNATIONAL VP ULTRA(R) FUND -- CLASS II FUND -- CLASS I FUND -- CLASS I FUND -- CLASS I ----------------------------------------------------------------------------------------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2019 2020 2019 2020 2019 2020 2019 ----------------------------------------------------------------------------------------------------------- $(145,524) $196,024 $329 $773 $(7,252) $(4,701) $(2,082) $(763) 853,052 (195,627) 8,597 4,746 36,099 10,715 12,711 4,106 1,171,533 2,521,781 48,627 32,343 86,673 89,521 35,775 3,630 -- -- 16,232 29,501 7,770 28,437 4,350 4,440 1,879,061 2,522,178 73,785 67,363 123,290 123,972 50,754 11,413 14,402 28,467 -- -- -- -- -- -- (2,471,992) (4,191,895) (36,740) (28,154) (48,925) (44,413) (10,105) (2,266) (242,833) (341,131) (440) (356) (989) (1,135) (325) (265) (17,910,358) 1,148,725 258,676 (29,279) 28,225 (56,156) 121,956 (9,530) (20,610,781) (3,355,834) 221,496 (57,789) (21,689) (101,704) 111,526 (12,061) (18,731,720) (833,656) 295,281 9,574 101,601 22,268 162,280 (648) 35,553,419 36,387,075 337,524 327,950 533,326 511,058 39,309 39,957 $16,821,699 $35,553,419 $632,805 $337,524 $634,927 $533,326 $201,589 $39,309 514,640 539,644 20,221 1,618 14,437 1,933 5,603 171 (2,155,346) (810,557) (8,179) (4,200) (13,734) (7,951) (2,062) (613) (1,640,706) (270,913) 12,042 (2,582) 703 (6,018) 3,541 (442)
-------------------------- VP VALUE FUND -- CLASS I ------------------------- YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, 2020 2019 ------------------------- $480 $422 1,433 1,312 (4,903) 8,856 1,552 3,701 (1,438) 14,291 -- -- (866) (955) (107) (164) (3,360) (1,810) (4,333) (2,929) (5,771) 11,362 69,412 58,050 $63,641 $69,412 95 4 (259) (103) (164) (99)
See accompanying notes to financial statements. F-37 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Changes in Net Assets -- Continued
BNY MELLON ----------------------------------------------------------------------------- BNY MELLON BNY MELLON BNY MELLON SUSTAINABLE VARIABLE INVESTMENT U.S. EQUITY INVESTMENT FUND -- PORTFOLIOS --MIDCAP STOCK PORTFOLIO, INC. -- GOVERNMENT MONEY PORTFOLIO --INITIAL SHARES INITIAL SHARES MARKET PORTFOLIO ------------------------- ------------------------- ------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2019 2020 2019 2020 2019 ----------------------------------------------------------------------------------------------------------------------- INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS: Net investment income (expense) $(544) $(780) $(33,366) $(5,713) $(20,039) $147 Net realized gain (loss) on investments (247) 350 244,116 10,231 -- -- Change in unrealized appreciation (depreciation) on investments 6,644 9,589 1,244,697 1,668,754 -- -- Capital gain distributions -- 6,809 92,874 219,638 -- -- INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS 5,853 15,968 1,548,321 1,892,910 (20,039) 147 FROM CAPITAL TRANSACTIONS (NOTE 4): Net premiums 2,324 -- 119,198 -- 40,554 -- Transfers for contract benefits and terminations (4,102) (4,731) (1,111,148) (42,073) (1,573,958) (1,136,481) Administrative expenses (584) (657) (31,164) (25,962) (3,747) (2,401) Transfers between subaccounts (including fixed account), net 1 (1) (1,166) (1,614) 1,937,401 1,109,042 INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS (2,361) (5,389) (1,024,280) (69,649) 400,250 (29,840) INCREASE (DECREASE) IN NET ASSETS 3,492 10,579 524,041 1,823,261 380,211 (29,693) Net assets at beginning of year 98,931 88,352 7,720,574 5,897,313 1,061,788 1,091,481 Net assets at end of year $102,423 $98,931 $8,244,615 $7,720,574 $1,441,999 $1,061,788 CHANGE IN UNITS (NOTE 5): Units purchased 77 -- 8,158 141 271,229 199,656 Units redeemed (160) (170) (69,533) (5,372) (229,477) (202,490) NET INCREASE (DECREASE) IN UNITS FROM CAPITAL TRANSACTIONS WITH CONTRACT OWNERS (83) (170) (61,375) (5,231) 41,752 (2,834)
See accompanying notes to financial statements. F-38 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Changes in Net Assets -- Continued
BLACKROCK VARIABLE SERIES FUNDS, INC. ---------------------------------------------------------------------------------------------------------- BLACKROCK BLACKROCK BLACKROCK LARGE CAP ADVANTAGE BASIC BLACKROCK FOCUS U.S. TOTAL MARKET VALUE GLOBAL ALLOCATION GROWTH V.I. FUND -- V.I. FUND -- V.I. FUND -- V.I. FUND -- CLASS III SHARES CLASS III SHARES CLASS III SHARES CLASS III SHARES ---------------------------------------------------------------------------------------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2019 2020 2019 2020 2019 2020 2019 ---------------------------------------------------------------------------------------------------------- $(2,519) $23,922 $(166,247) $106,688 $(1,195,316) $(1,370,576) $(137,131) $(103,288) (60,617) (44,773) (3,755,509) (67,377) 2,346,226 833,303 164,265 32,962 324,967 504,769 642,189 3,245,778 19,249,199 23,304,853 2,300,186 881,050 370,542 487,480 432,206 2,392,562 11,461,951 8,081,556 691,085 714,957 632,373 971,398 (2,847,361) 5,677,651 31,862,060 30,849,136 3,018,405 1,525,681 2,626 10,809 11,663 40,512 69,703 212,059 54,820 2,310 (147,992) (365,081) (2,231,345) (3,014,965) (19,653,749) (22,530,770) (289,255) (118,875) (16,627) (17,570) (151,563) (259,532) (1,719,193) (1,828,232) (36,188) (25,509) (711,838) (77,425) (17,746,717) (456,099) (14,300,625) (12,991,465) 2,852,472 962,233 (873,831) (449,267) (20,117,962) (3,690,084) (35,603,864) (37,138,408) 2,581,849 820,159 (241,458) 522,131 (22,965,323) 1,987,567 (3,741,804) (6,289,272) 5,600,254 2,345,840 4,318,370 3,796,239 29,759,454 27,771,887 206,940,793 213,230,065 7,143,267 4,797,427 $4,076,912 $4,318,370 $6,794,131 $29,759,454 $203,198,989 $206,940,793 $12,743,521 $7,143,267 7,323 16,359 352,391 199,609 546,585 685,594 82,543 34,812 (38,851) (34,878) (1,629,904) (415,406) (2,805,637) (3,144,941) (25,104) (7,811) (31,528) (18,519) (1,277,513) (215,797) (2,259,052) (2,459,347) 57,439 27,001
COLUMBIA FUNDS VARIABLE SERIES TRUST II -------------------------- CTIVP/SM/ -- LOOMIS SAYLES GROWTH FUND -- CLASS 1 -------------------------- YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, 2020 2019 -------------------------- $(1,137,062) $(640,342) 5,839,706 3,756,921 15,016,336 6,998,778 -- -- 19,718,980 10,115,357 62,628 40,712 (6,389,867) (4,611,341) (601,571) (308,495) 62,216,888 (4,867,363) 55,288,078 (9,746,487) 75,007,058 368,870 37,638,661 37,269,791 $112,645,719 $37,638,661 4,093,409 184,139 (1,134,432) (802,213) 2,958,977 (618,074)
See accompanying notes to financial statements. F-39 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Changes in Net Assets -- Continued
COLUMBIA FUNDS VARIABLE DEUTSCHE DWS VARIABLE DEUTSCHE DWS VARIABLE SERIES TRUST II (CONTINUED) SERIES I SERIES II --------------------------- ------------------------- ------------------------- COLUMBIA VARIABLE PORTFOLIO-- DWS DWS OVERSEAS CAPITAL CROCI(R) CORE FUND -- GROWTH VIP -- U.S. VIP -- CLASS 2 CLASS B SHARES CLASS B SHARES --------------------------- ------------------------- ------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2019 2020 2019 2020 2019 ------------------------------------------------------------------------------------------------------------------------ INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS: Net investment income (expense) $(18,771) $27,221 $(2,728) $(106) $(1,195) $(118) Net realized gain (loss) on investments (157,144) 15,975 7,830 2,505 (228) 779 Change in unrealized appreciation (depreciation) on investments 754,562 779,183 46,281 (1,012) 5,965 8,095 Capital gain distributions 141,979 1,851,411 92 1,252 2,401 3,897 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS 720,626 2,673,790 51,475 2,639 6,943 12,653 FROM CAPITAL TRANSACTIONS (NOTE 4): Net premiums 6,370 175 -- -- -- -- Transfers for contract benefits and terminations (1,541,062) (995,890) (15,689) (10,714) (9,856) (1,906) Administrative expenses (36,726) (41,384) (109) (49) (84) (35) Transfers between subaccounts (including fixed account), net (321,458) (551,132) 280,002 (114) 152,677 (3,463) INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS (1,892,876) (1,588,231) 264,204 (10,877) 142,737 (5,404) INCREASE (DECREASE) IN NET ASSETS (1,172,250) 1,085,559 315,679 (8,238) 149,680 7,249 Net assets at beginning of year 13,209,660 12,124,101 1,401 9,639 50,677 43,428 Net assets at end of year $12,037,410 $13,209,660 $317,080 $1,401 $200,357 $50,677 CHANGE IN UNITS (NOTE 5): Units purchased 103,282 31,909 12,732 -- 15,261 283 Units redeemed (263,759) (172,755) (2,908) (445) (3,474) (654) NET INCREASE (DECREASE) IN UNITS FROM CAPITAL TRANSACTIONS WITH CONTRACT OWNERS (160,477) (140,846) 9,824 (445) 11,787 (371)
See accompanying notes to financial statements. F-40 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Changes in Net Assets -- Continued
DEUTSCHE DWS VARIABLE EATON VANCE VARIABLE SERIES II (CONTINUED) TRUST FEDERATED HERMES INSURANCE SERIES --------------------------------------------------------------------------------------------------------------------------------- DWS FEDERATED FEDERATED FEDERATED SMALL MID CAP VT HERMES HIGH INCOME BOND HERMES HIGH INCOME BOND HERMES KAUFMANN VALUE VIP -- FLOATING-RATE FUND II -- FUND II -- FUND II -- CLASS B SHARES INCOME FUND PRIMARY SHARES SERVICE SHARES SERVICE SHARES --------------------------------------------------------------------------------------------------------------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2019 2020 2019 2020 2019 2020 2019 2020 2019 --------------------------------------------------------------------------------------------------------------------------------- $(48) $(142) $654,560 $1,389,337 $336,037 $412,201 $389,510 $471,183 $(379,793) $(285,406) (367) (70) (1,162,328) (238,846) (96,665) (91,877) (167,252) (102,251) 1,243,778 981,316 (550) 1,307 13,193 1,656,512 25,147 742,579 69,196 854,446 3,123,731 2,483,844 839 779 -- -- -- -- -- -- 1,757,699 1,788,827 (126) 1,874 (494,575) 2,807,003 264,519 1,062,903 291,454 1,223,378 5,745,415 4,968,581 -- -- 459,633 449,045 46,358 365 2,245 22,798 5,068 5,205 (475) (476) (3,655,676) (5,277,735) (798,411) (1,345,424) (983,797) (1,397,669) (2,509,021) (1,823,526) (23) (24) (289,020) (401,275) (9,491) (11,827) (26,068) (31,695) (140,989) (78,293) 290 (47) (11,727,676) (5,365,463) (267,095) (86,099) (565,493) (295,370) 12,718,806 (1,667,627) (208) (547) (15,212,739) (10,595,428) (1,028,639) (1,442,985) (1,573,113) (1,701,936) 10,073,864 (3,564,241) (334) 1,327 (15,707,314) (7,788,425) (764,120) (380,082) (1,281,659) (478,558) 15,819,279 1,404,340 11,289 9,962 47,381,825 55,170,250 8,328,597 8,708,679 9,985,895 10,464,453 17,962,184 16,557,844 $10,955 $11,289 $31,674,511 $47,381,825 $7,564,477 $8,328,597 $8,704,236 $9,985,895 $33,781,463 $17,962,184 94 31 533,564 527,285 9,840 15,066 32,935 13,749 582,129 14,337 (98) (63) (1,737,168) (1,329,200) (43,624) (63,506) (98,416) (86,444) (162,204) (99,403) (4) (32) (1,203,604) (801,915) (33,784) (48,440) (65,481) (72,695) 419,925 (85,066)
See accompanying notes to financial statements. F-41 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Changes in Net Assets -- Continued
FEDERATED HERMES INSURANCE SERIES (CONTINUED) FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND ------------------------- --------------------------------------------------- FEDERATED HERMES VIP VIP MANAGED VOLATILITY ASSET MANAGER/SM/ ASSET MANAGER/SM/ FUND II -- PORTFOLIO -- PORTFOLIO -- PRIMARY SHARES INITIAL CLASS SERVICE CLASS 2 ------------------------- ------------------------- ------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2019 2020 2019 2020 2019 ---------------------------------------------------------------------------------------------------------------------- INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS: Net investment income (expense) $96,466 $56,425 $97,717 $184,348 $(27,833) $(15,514) Net realized gain (loss) on investments 88,099 67,347 82,536 (103,087) 30,651 (18,451) Change in unrealized appreciation (depreciation) on investments (295,089) 1,442,558 3,936,923 4,144,422 535,576 550,102 Capital gain distributions -- -- 477,563 1,611,678 66,920 219,699 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS (110,524) 1,566,330 4,594,739 5,837,361 605,314 735,836 FROM CAPITAL TRANSACTIONS (NOTE 4): Net premiums 36,917 5,033 14,970 16,023 -- -- Transfers for contract benefits and terminations (1,396,391) (1,012,546) (3,024,285) (3,860,074) (325,405) (355,508) Administrative expenses (12,271) (13,642) (27,037) (30,616) (8,914) (8,534) Transfers between subaccounts (including fixed account), net 125,417 568,158 110,746 (1,094,073) 73,835 (261,949) INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS (1,246,328) (452,997) (2,925,606) (4,968,740) (260,484) (625,991) INCREASE (DECREASE) IN NET ASSETS (1,356,852) 1,113,333 1,669,133 868,621 344,830 109,845 Net assets at beginning of year 9,682,632 8,569,299 37,629,107 36,760,486 5,036,130 4,926,285 Net assets at end of year $8,325,780 $9,682,632 $39,298,240 $37,629,107 $5,380,960 $5,036,130 CHANGE IN UNITS (NOTE 5): Units purchased 38,357 48,832 12,528 3,844 17,060 7,134 Units redeemed (93,214) (61,455) (76,561) (109,757) (32,208) (44,680) NET INCREASE (DECREASE) IN UNITS FROM CAPITAL TRANSACTIONS WITH CONTRACT OWNERS (54,857) (12,623) (64,033) (105,913) (15,148) (37,546)
See accompanying notes to financial statements. F-42 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Changes in Net Assets -- Continued
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED) -------------------------------------------------------------------------------------------------------- VIP VIP VIP VIP DYNAMIC CAPITAL BALANCED CONTRAFUND(R) CONTRAFUND(R) APPRECIATION PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- SERVICE CLASS 2 INITIAL CLASS SERVICE CLASS 2 SERVICE CLASS 2 --------------------------------------------------------------------------------------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2019 2020 2019 2020 2019 2020 2019 --------------------------------------------------------------------------------------------------------- $(380,464) $(180,344) $(1,202,787) $(933,671) $(1,319,846) $(1,371,391) $(29,975) $(21,646) 2,250,496 1,196,666 5,020,862 2,633,671 9,912,137 2,627,575 90,520 28,087 9,596,306 8,195,793 21,795,335 11,747,152 12,907,686 12,116,578 474,387 135,404 945,684 2,969,180 525,997 10,958,244 527,534 12,292,213 29,259 306,987 12,412,022 12,181,295 26,139,407 24,405,396 22,027,511 25,664,975 564,191 448,832 194,674 223,248 77,021 24,325 299,886 628,461 239 425 (5,413,305) (4,936,603) (9,459,325) (11,480,026) (8,118,177) (9,608,527) (256,613) (262,600) (361,222) (337,813) (100,227) (108,781) (435,439) (533,428) (5,956) (5,605) 1,262,321 1,093,835 (2,803,684) (1,481,570) (28,000,066) (13,657,573) 34,692 (17,236) (4,317,532) (3,957,333) (12,286,215) (13,046,052) (36,253,796) (23,171,067) (227,638) (285,016) 8,094,490 8,223,962 13,853,192 11,359,344 (14,226,285) 2,493,908 336,553 163,816 65,442,759 57,218,797 98,144,548 86,785,204 98,850,137 96,356,229 1,896,879 1,733,063 $73,537,249 $65,442,759 $111,997,740 $98,144,548 $84,623,852 $98,850,137 $2,233,432 $1,896,879 518,697 431,753 49,923 59,936 213,064 213,361 5,184 715 (724,048) (602,229) (234,962) (294,205) (1,573,387) (1,078,293) (10,299) (9,387) (205,351) (170,476) (185,039) (234,269) (1,360,323) (864,932) (5,115) (8,672)
-------------------------- VIP EQUITY-INCOME PORTFOLIO -- INITIAL CLASS ------------------------- YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, 2020 2019 ------------------------- $259,987 $425,954 (101,392) 321,699 (373,575) 10,769,029 3,031,585 4,635,675 2,816,605 16,152,357 137,899 31,638 (6,153,584) (7,889,558) (58,211) (69,137) (1,878,773) (966,098) (7,952,669) (8,893,155) (5,136,064) 7,259,202 73,812,852 66,553,650 $68,676,788 $73,812,852 46,397 26,753 (187,174) (193,003) (140,777) (166,250)
See accompanying notes to financial statements. F-43 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Changes in Net Assets -- Continued
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED) -------------------------------------------------------------------------------- VIP VIP VIP GROWTH & INCOME GROWTH & INCOME EQUITY-INCOME PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- SERVICE CLASS 2 INITIAL CLASS SERVICE CLASS 2 ---------------------------- ------------------------- ------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2019 2020 2019 2020 2019 ------------------------------------------------------------------------------------------------------------------------- INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS: Net investment income (expense) $353,304 $106,385 $98,887 $396,311 $53,481 $255,399 Net realized gain (loss) on investments 163,105 320,505 617,626 666,896 (325,228) 225,314 Change in unrealized appreciation (depreciation) on investments 9,793,020 9,662,429 (918,101) 1,885,209 (279,880) 1,592,074 Capital gain distributions 2,799,017 4,375,363 866,631 1,594,217 835,876 1,209,730 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS 13,108,446 14,464,682 665,043 4,542,633 284,249 3,282,517 FROM CAPITAL TRANSACTIONS (NOTE 4): Net premiums 109,584 252,708 16,689 720 30,989 37,290 Transfers for contract benefits and terminations (8,855,602) (6,704,400) (1,659,214) (2,653,073) (1,366,388) (1,256,035) Administrative expenses (670,763) (390,665) (19,449) (25,828) (50,292) (49,924) Transfers between subaccounts (including fixed account), net 66,861,836 (1,980,518) (1,631,032) 37,813 2,353,945 (726,299) INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS 57,445,055 (8,822,875) (3,293,006) (2,640,368) 968,254 (1,994,968) INCREASE (DECREASE) IN NET ASSETS 70,553,501 5,641,807 (2,627,963) 1,902,265 1,252,503 1,287,549 Net assets at beginning of year 66,684,980 61,043,173 19,009,867 17,107,602 13,989,575 12,702,026 Net assets at end of year $137,238,481 $66,684,980 $16,381,904 $19,009,867 $15,242,078 $13,989,575 CHANGE IN UNITS (NOTE 5): Units purchased 5,053,130 256,605 19,164 16,064 257,129 19,538 Units redeemed (1,251,674) (734,882) (123,603) (113,251) (231,298) (116,079) NET INCREASE (DECREASE) IN UNITS FROM CAPITAL TRANSACTIONS WITH CONTRACT OWNERS 3,801,456 (478,277) (104,439) (97,187) 25,831 (96,541)
See accompanying notes to financial statements. F-44 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Changes in Net Assets -- Continued
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED) --------------------------------------------------------------------------------------------------------------------------------- VIP VIP VIP GROWTH GROWTH VIP VIP INVESTMENT OPPORTUNITIES OPPORTUNITIES GROWTH GROWTH GRADE BOND PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- INITIAL CLASS SERVICE CLASS 2 INITIAL CLASS SERVICE CLASS 2 SERVICE CLASS 2 --------------------------------------------------------------------------------------------------------------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2019 2020 2019 2020 2019 2020 2019 2020 2019 --------------------------------------------------------------------------------------------------------------------------------- $(225,090) $(163,383) $(657,424) $(158,505) $(835,159) $(649,015) $(283,707) $(314,276) $242,274 $574,374 2,000,982 1,240,842 2,897,566 867,918 4,189,002 3,648,821 2,062,978 873,225 962,482 161,952 5,806,524 1,795,078 19,357,208 1,214,127 14,015,759 9,837,353 2,594,916 3,820,186 3,482,725 4,918,319 910,801 1,026,840 1,222,990 974,993 6,291,377 3,771,081 2,135,045 1,327,052 28,311 -- 8,493,217 3,899,377 22,820,340 2,898,533 23,660,979 16,608,240 6,509,232 5,706,187 4,715,792 5,654,645 10,580 -- 11,427 6,394 64,676 8,996 37,821 532,953 36,942 58,097 (2,785,575) (1,452,145) (4,055,336) (1,518,954) (6,196,150) (8,191,969) (2,433,840) (2,081,712) (6,712,611) (9,739,397) (12,725) (11,020) (330,930) (40,284) (47,985) (50,926) (51,479) (70,043) (692,209) (740,247) 2,795,853 291,347 57,863,214 (1,070,058) (1,618,790) (1,177,862) (5,106,566) (937,266) 1,049,872 3,984,113 8,133 (1,171,818) 53,488,375 (2,622,902) (7,798,249) (9,411,761) (7,554,064) (2,556,068) (6,318,006) (6,437,434) 8,501,350 2,727,559 76,308,715 275,631 15,862,730 7,196,479 (1,044,832) 3,150,119 (1,602,214) (782,789) 13,155,983 10,428,424 7,307,223 7,031,592 61,520,024 54,323,545 21,867,389 18,717,270 75,093,603 75,876,392 $21,657,333 $13,155,983 $83,615,938 $7,307,223 $77,382,754 $61,520,024 $20,822,557 $21,867,389 $73,491,389 $75,093,603 77,204 79,560 1,864,658 181,840 25,302 14,063 41,657 49,699 1,368,842 1,216,420 (99,266) (113,944) (475,752) (255,230) (115,674) (156,353) (293,155) (173,749) (1,851,551) (1,686,316) (22,062) (34,384) 1,388,906 (73,390) (90,372) (142,290) (251,498) (124,050) (482,709) (469,896)
See accompanying notes to financial statements. F-45 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Changes in Net Assets -- Continued
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED) ----------------------------------------------------------------------------- VIP VIP VIP MID CAP MID CAP OVERSEAS PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- INITIAL CLASS SERVICE CLASS 2 INITIAL CLASS ------------------------- ------------------------- ------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2019 2020 2019 2020 2019 ---------------------------------------------------------------------------------------------------------------------- INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS: Net investment income (expense) $(6) $-- $(857,538) $(974,053) $(106,130) $24,145 Net realized gain (loss) on investments (1) 39 (2,342,418) (865,913) 376,382 672,672 Change in unrealized appreciation (depreciation) on investments 1,234 720 8,193,051 9,506,852 1,187,781 1,795,651 Capital gain distributions -- 1,058 -- 11,682,974 52,326 513,727 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS 1,227 1,817 4,993,095 19,349,860 1,510,359 3,006,195 FROM CAPITAL TRANSACTIONS (NOTE 4): Net premiums -- -- 40,554 627,269 39,957 3,920 Transfers for contract benefits and terminations -- (3,537) (7,590,939) (11,473,266) (1,183,717) (3,597,837) Administrative expenses -- -- (338,193) (565,300) (13,108) (16,184) Transfers between subaccounts (including fixed account), net 1 1 (38,876,173) (3,089,991) (229,159) (364,250) INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS 1 (3,536) (46,764,751) (14,501,288) (1,386,027) (3,974,351) INCREASE (DECREASE) IN NET ASSETS 1,228 (1,719) (41,771,656) 4,848,572 124,332 (968,156) Net assets at beginning of year 7,095 8,814 99,610,615 94,762,043 12,317,719 13,285,875 Net assets at end of year $8,323 $7,095 $57,838,959 $99,610,615 $12,442,051 $12,317,719 CHANGE IN UNITS (NOTE 5): Units purchased -- -- 550,434 451,262 10,589 27,926 Units redeemed -- (73) (2,686,326) (962,058) (56,989) (160,371) NET INCREASE (DECREASE) IN UNITS FROM CAPITAL TRANSACTIONS WITH CONTRACT OWNERS -- (73) (2,135,892) (510,796) (46,400) (132,445)
See accompanying notes to financial statements. F-46 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Changes in Net Assets -- Continued
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED) FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST --------------------------------------------------------------------------------------------------------- FRANKLIN VIP FRANKLIN FRANKLIN LARGE CAP VALUE STRATEGIES ALLOCATION INCOME GROWTH PORTFOLIO -- VIP FUND -- VIP FUND -- VIP FUND -- SERVICE CLASS 2 CLASS 2 SHARES CLASS 2 SHARES CLASS 2 SHARES ---------------------------------------------------------------------------------------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2019 2020 2019 2020 2019 2020 2019 ---------------------------------------------------------------------------------------------------------- $(9,837) $(2,630) $(199,974) $898,102 $7,638,904 $8,088,254 $(3,793) $(2,641) (26,007) (40,574) (2,281,845) (1,232,665) (2,694,716) 1,243,682 19,167 6,498 104,118 423,280 (5,755,160) 5,520,651 (9,841,362) 17,490,422 53,905 21,984 112,283 204,869 12,264,891 3,544,900 163,594 3,857,358 15,412 22,698 180,557 584,945 4,027,912 8,730,988 (4,733,580) 30,679,716 84,691 48,539 -- 10,000 2,296 104,784 173,386 70,856 -- -- (146,972) (250,518) (5,087,403) (6,536,850) (22,590,910) (26,834,344) (17,115) (16,429) (5,999) (6,446) (372,756) (409,934) (983,829) (1,082,709) (639) (757) 387,487 (138,349) (3,343,570) (3,245,603) (3,325,589) (9,548,532) 92,752 (19,424) 234,516 (385,313) (8,801,433) (10,087,603) (26,726,942) (37,394,729) 74,998 (36,610) 415,073 199,632 (4,773,521) (1,356,615) (31,460,522) (6,715,013) 159,689 11,929 2,180,107 1,980,475 51,619,662 52,976,277 228,613,470 235,328,483 171,988 160,059 $2,595,180 $2,180,107 $46,846,141 $51,619,662 $197,152,948 $228,613,470 $331,677 $171,988 24,667 6,096 202,366 265,357 1,121,677 1,127,366 6,257 41 (14,197) (24,077) (861,739) (1,030,937) (2,779,874) (3,235,632) (3,057) (1,358) 10,470 (17,981) (659,373) (765,580) (1,658,197) (2,108,266) 3,200 (1,317)
-------------------------- FRANKLIN MUTUAL SHARES VIP FUND -- CLASS 2 SHARES ------------------------- YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, 2020 2019 ------------------------- $119,303 $21,638 (141,594) 304,639 (991,011) 785,145 361,614 1,088,637 (651,688) 2,200,059 16,512 10,491 (537,750) (1,580,147) (54,773) (65,663) (43,857) (1,313,228) (619,868) (2,948,547) (1,271,556) (748,488) 11,058,341 11,806,829 $9,786,785 $11,058,341 80,053 39,025 (103,632) (181,043) (23,579) (142,018)
See accompanying notes to financial statements. F-47 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Changes in Net Assets -- Continued
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CONTINUED) ----------------------------------------------------------------------------- TEMPLETON TEMPLETON TEMPLETON FOREIGN FOREIGN GLOBAL BOND VIP FUND -- VIP FUND -- VIP FUND -- CLASS 1 SHARES CLASS 2 SHARES CLASS 1 SHARES ------------------------- ------------------------- ------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2019 2020 2019 2020 2019 ---------------------------------------------------------------------------------------------------------------------- INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS: Net investment income (expense) $82,986 $24,983 $10,848 $(151) $300,483 $296,594 Net realized gain (loss) on investments (180,024) (100,579) (76,361) (8,007) (200,954) (22,314) Change in unrealized appreciation (depreciation) on investments (90,643) 577,049 (3,942) 60,639 (403,083) (224,527) Capital gain distributions -- 51,429 -- 5,956 -- -- INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS (187,681) 552,882 (69,455) 58,437 (303,554) 49,753 FROM CAPITAL TRANSACTIONS (NOTE 4): Net premiums 2,369 8,668 1,412 -- 1,563 720 Transfers for contract benefits and terminations (594,774) (744,214) (20,055) (43,556) (672,606) (410,452) Administrative expenses (7,447) (9,572) (735) (1,134) (6,576) (7,879) Transfers between subaccounts (including fixed account), net (18,541) (220,318) (299,365) (919) (286,602) (97,727) INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS (618,393) (965,436) (318,743) (45,609) (964,221) (515,338) INCREASE (DECREASE) IN NET ASSETS (806,074) (412,554) (388,198) 12,828 (1,267,775) (465,585) Net assets at beginning of year 4,986,774 5,399,328 574,277 561,449 4,922,719 5,388,304 Net assets at end of year $4,180,700 $4,986,774 $186,079 $574,277 $3,654,944 $4,922,719 CHANGE IN UNITS (NOTE 5): Units purchased 21,030 20,241 9,448 6,563 11,690 3,893 Units redeemed (68,234) (88,448) (39,401) (9,490) (65,920) (31,729) NET INCREASE (DECREASE) IN UNITS FROM CAPITAL TRANSACTIONS WITH CONTRACT OWNERS (47,204) (68,207) (29,953) (2,927) (54,230) (27,836)
See accompanying notes to financial statements. F-48 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Changes in Net Assets -- Continued
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CONTINUED) GOLDMAN SACHS VARIABLE INSURANCE TRUST ----------------------------------------------------------------------------------------------------------- TEMPLETON GOLDMAN SACHS GOLDMAN SACHS GOLDMAN SACHS GROWTH GOVERNMENT MONEY LARGE CAP MID CAP VIP FUND -- MARKET FUND -- VALUE FUND -- VALUE FUND -- CLASS 2 SHARES SERVICE SHARES INSTITUTIONAL SHARES INSTITUTIONAL SHARES ----------------------------------------------------------------------------------------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2019 2020 2019 2020 2019 2020 2019 ----------------------------------------------------------------------------------------------------------- $91,730 $91,651 $(1,722,922) $329,139 $(1,044) $2,020 $(232,070) $(228,182) (335,398) (301,353) -- -- (157,628) (132,069) (35,720) 110,414 432,188 (306,649) -- -- 205,789 1,188,719 1,538,064 7,204,390 -- 1,391,057 -- -- 99,855 208,559 436,812 1,147,056 188,520 874,706 (1,722,922) 329,139 146,972 1,267,229 1,707,086 8,233,678 17,450 13,700 1,089,768 395,665 4,321 1,947 18,205 1,600 (211,461) (1,004,398) (103,781,790) (99,396,416) (458,066) (585,471) (2,829,111) (4,434,132) (39,830) (45,259) (383,849) (332,792) (7,417) (9,361) (42,676) (54,574) (681,309) (161,099) 121,855,233 84,813,444 132,346 (111,410) (638,433) (1,177,042) (915,150) (1,197,056) 18,779,362 (14,520,099) (328,816) (704,295) (3,492,015) (5,664,148) (726,630) (322,350) 17,056,440 (14,190,960) (181,844) 562,934 (1,784,929) 2,569,530 7,033,899 7,356,249 112,712,157 126,903,117 6,049,414 5,486,480 32,551,855 29,982,325 $6,307,269 $7,033,899 $129,768,597 $112,712,157 $5,867,570 $6,049,414 $30,766,926 $32,551,855 49,848 69,727 19,763,166 15,903,517 23,859 4,358 28,948 32,204 (127,304) (175,261) (17,741,224) (17,485,615) (39,450) (41,345) (114,356) (170,424) (77,456) (105,534) 2,021,942 (1,582,098) (15,591) (36,987) (85,408) (138,220)
JPMORGAN INSURANCE TRUST ------------------------- JPMORGAN INSURANCE TRUST CORE BOND PORTFOLIO -- CLASS 1 ------------------------- YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, 2020 2019 ------------------------- $561 $19,104 50,114 (2,959) 84,775 144,912 -- -- 135,450 161,057 -- -- (198,305) (242,484) (3,398) (3,864) (137,222) 5,535 (338,925) (240,813) (203,475) (79,756) 2,579,187 2,658,943 $2,375,712 $2,579,187 50,918 34,124 (72,179) (50,479) (21,261) (16,355)
See accompanying notes to financial statements. F-49 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Changes in Net Assets -- Continued
JPMORGAN INSURANCE TRUST (CONTINUED) ----------------------------------------------------------------------------- JPMORGAN JPMORGAN JPMORGAN INSURANCE TRUST INSURANCE TRUST INSURANCE TRUST MID CAP VALUE SMALL CAP CORE U.S. EQUITY PORTFOLIO -- CLASS 1 PORTFOLIO -- CLASS 1 PORTFOLIO -- CLASS 1 ------------------------- ------------------------- ------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2019 2020 2019 2020 2019 ---------------------------------------------------------------------------------------------------------------------- INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS: Net investment income (expense) $(287) $(894) $(1,384) $(1,408) $(12,730) $(13,838) Net realized gain (loss) on investments (17,627) 5,238 3,944 2,510 125,908 65,738 Change in unrealized appreciation (depreciation) on investments (12,536) 49,153 28,114 7,424 53,085 204,553 Capital gain distributions 19,798 23,049 5,788 11,285 77,969 95,254 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS (10,652) 76,546 36,462 19,811 244,232 351,707 FROM CAPITAL TRANSACTIONS (NOTE 4): Net premiums -- -- -- -- 2,696 -- Transfers for contract benefits and terminations (17,319) (26,715) (10,519) (11,857) (101,560) (129,247) Administrative expenses (436) (519) (100) (95) (1,629) (1,766) Transfers between subaccounts (including fixed account), net (85,254) (38,935) 44,008 (8,055) (349,336) (166,593) INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS (103,009) (66,169) 33,389 (20,007) (449,829) (297,606) INCREASE (DECREASE) IN NET ASSETS (113,661) 10,377 69,851 (196) (205,597) 54,101 Net assets at beginning of year 342,206 331,829 92,598 92,794 1,351,144 1,297,043 Net assets at end of year $228,545 $342,206 $162,449 $92,598 $1,145,547 $1,351,144 CHANGE IN UNITS (NOTE 5): Units purchased 6,964 2,202 8,247 1,099 9,017 5,552 Units redeemed (12,863) (5,344) (4,939) (1,918) (22,151) (16,449) NET INCREASE (DECREASE) IN UNITS FROM CAPITAL TRANSACTIONS WITH CONTRACT OWNERS (5,899) (3,142) 3,308 (819) (13,134) (10,897)
See accompanying notes to financial statements. F-50 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Changes in Net Assets -- Continued
JANUS ASPEN SERIES --------------------------------------------------------------------------------------------------------- JANUS JANUS JANUS JANUS HENDERSON HENDERSON HENDERSON HENDERSON BALANCED PORTFOLIO -- BALANCED PORTFOLIO -- ENTERPRISE PORTFOLIO -- ENTERPRISE PORTFOLIO -- INSTITUTIONAL SHARES SERVICE SHARES INSTITUTIONAL SHARES SERVICE SHARES ---------------------------------------------------------------------------------------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2019 2020 2019 2020 2019 2020 2019 ---------------------------------------------------------------------------------------------------------- $631,610 $308,790 $270,237 $(140,703) $(566,819) $(581,176) $(77,138) $(83,791) 3,486,841 2,744,076 4,947,054 4,653,832 3,076,235 3,828,761 397,977 360,753 2,987,255 7,605,029 5,007,105 11,092,841 1,584,474 7,262,018 98,905 944,878 638,662 1,796,747 923,575 2,568,535 3,095,511 2,734,641 386,473 354,112 7,744,368 12,454,642 11,147,971 18,174,505 7,189,401 13,244,244 806,217 1,575,952 122,686 23,466 172,641 399,549 28,168 6,967 1,531 752 (6,945,957) (7,687,533) (9,348,626) (10,127,153) (4,630,054) (5,944,424) (696,452) (753,391) (69,045) (81,072) (466,310) (478,442) (45,886) (55,268) (8,807) (10,067) (1,214,309) 163,058 (1,865,344) 3,120,414 (1,686,860) (655,288) (147,226) 29,100 (8,106,625) (7,582,081) (11,507,639) (7,085,632) (6,334,632) (6,648,013) (850,954) (733,606) (362,257) 4,872,561 (359,668) 11,088,873 854,769 6,596,231 (44,737) 842,346 67,980,598 63,108,037 104,197,065 93,108,192 47,919,772 41,323,541 5,787,442 4,945,096 $67,618,341 $67,980,598 $103,837,397 $104,197,065 $48,774,541 $47,919,772 $5,742,705 $5,787,442 77,455 54,506 394,683 674,814 17,030 33,873 10,397 5,334 (248,503) (223,061) (823,196) (869,175) (113,554) (140,471) (56,271) (40,102) (171,048) (168,555) (428,513) (194,361) (96,524) (106,598) (45,874) (34,768)
-------------------------- JANUS HENDERSON FLEXIBLE BOND PORTFOLIO -- INSTITUTIONAL SHARES ------------------------- YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, 2020 2019 ------------------------- $132,109 $171,230 48,331 (59,573) 590,381 601,477 -- -- 770,821 713,134 2,425 1,236 (1,429,575) (1,182,332) (13,373) (14,634) 648,798 309,569 (791,725) (886,161) (20,904) (173,027) 9,257,345 9,430,372 $9,236,441 $9,257,345 38,278 35,981 (71,186) (71,885) (32,908) (35,904)
See accompanying notes to financial statements. F-51 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Changes in Net Assets -- Continued
JANUS ASPEN SERIES (CONTINUED) ----------------------------------------------------------------------------- JANUS JANUS JANUS HENDERSON HENDERSON HENDERSON GLOBAL RESEARCH FORTY PORTFOLIO -- FORTY PORTFOLIO -- PORTFOLIO -- INSTITUTIONAL SHARES SERVICE SHARES INSTITUTIONAL SHARES ------------------------- ------------------------- ------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2019 2020 2019 2020 2019 ---------------------------------------------------------------------------------------------------------------------- INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS: Net investment income (expense) $(295,066) $(476,815) $(132,318) $(188,990) $(201,648) $(158,745) Net realized gain (loss) on investments 2,067,788 1,042,180 639,310 282,800 2,142,010 3,476,427 Change in unrealized appreciation (depreciation) on investments 8,364,397 7,138,008 3,125,632 2,509,163 2,184,457 3,395,313 Capital gain distributions 2,589,471 2,879,922 1,019,015 1,041,930 1,793,620 2,125,240 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS 12,726,590 10,583,295 4,651,639 3,644,903 5,918,439 8,838,235 FROM CAPITAL TRANSACTIONS (NOTE 4): Net premiums 13,622 3,830 96,238 9,217 34,932 8,269 Transfers for contract benefits and terminations (4,429,194) (4,498,302) (1,483,353) (1,481,987) (3,318,600) (7,076,647) Administrative expenses (41,354) (45,726) (45,011) (42,942) (30,105) (35,986) Transfers between subaccounts (including fixed account), net (745,926) (554,627) (290,566) 108,555 (444,607) (745,101) INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS (5,202,852) (5,094,825) (1,722,692) (1,407,157) (3,758,380) (7,849,465) INCREASE (DECREASE) IN NET ASSETS 7,523,738 5,488,470 2,928,947 2,237,746 2,160,059 988,770 Net assets at beginning of year 37,120,665 31,632,195 13,296,382 11,058,636 36,410,011 35,421,241 Net assets at end of year $44,644,403 $37,120,665 $16,225,329 $13,296,382 $38,570,070 $36,410,011 CHANGE IN UNITS (NOTE 5): Units purchased 34,200 20,071 37,770 46,540 25,926 16,869 Units redeemed (108,991) (116,772) (83,527) (95,871) (140,950) (218,731) NET INCREASE (DECREASE) IN UNITS FROM CAPITAL TRANSACTIONS WITH CONTRACT OWNERS (74,791) (96,701) (45,757) (49,331) (115,024) (201,862)
See accompanying notes to financial statements. F-52 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Changes in Net Assets -- Continued
JANUS ASPEN SERIES (CONTINUED) --------------------------------------------------------------------------------------------------------- JANUS JANUS HENDERSON JANUS JANUS HENDERSON GLOBAL TECHNOLOGY AND HENDERSON HENDERSON GLOBAL RESEARCH INNOVATION PORTFOLIO -- OVERSEAS PORTFOLIO -- OVERSEAS PORTFOLIO -- PORTFOLIO -- SERVICE SHARES SERVICE SHARES INSTITUTIONAL SHARES SERVICE SHARES ---------------------------------------------------------------------------------------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2019 2020 2019 2020 2019 2020 2019 ---------------------------------------------------------------------------------------------------------- $(24,831) $(19,937) $(161,070) $(94,397) $(20,317) $81,536 $(6,545) $6,034 168,809 205,437 1,382,872 555,276 (519,807) (855,600) 3,628 (16,473) 186,284 318,021 2,307,495 1,988,746 3,035,923 5,034,085 277,534 483,722 149,755 181,071 939,627 617,155 -- -- -- -- 480,017 684,592 4,468,924 3,066,780 2,495,799 4,260,021 274,617 473,283 3 306 19,645 11,819 5,295 2,436 -- -- (338,181) (397,246) (1,294,730) (955,639) (1,273,539) (2,118,912) (257,804) (166,138) (4,662) (4,913) (18,965) (17,191) (21,331) (24,983) (4,075) (4,451) (16,052) (60,185) (270,224) 55,310 (568,436) (621,928) (1,050) (34,661) (358,892) (462,038) (1,564,274) (905,701) (1,858,011) (2,763,387) (262,929) (205,250) 121,125 222,554 2,904,650 2,161,079 637,788 1,496,634 11,688 268,033 2,942,826 2,720,272 9,593,171 7,432,092 19,830,655 18,334,021 2,286,672 2,018,639 $3,063,951 $2,942,826 $12,497,821 $9,593,171 $20,468,443 $19,830,655 $2,298,360 $2,286,672 2,533 2,389 97,521 30,278 25,750 14,323 17,757 215 (31,969) (42,387) (162,691) (85,981) (88,468) (110,196) (37,111) (15,305) (29,436) (39,998) (65,170) (55,703) (62,718) (95,873) (19,354) (15,090)
-------------------------- JANUS HENDERSON RESEARCH PORTFOLIO -- INSTITUTIONAL SHARES ------------------------- YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, 2020 2019 ------------------------- $(362,530) $(372,085) 2,132,907 2,407,259 6,625,426 5,085,572 3,350,410 4,027,207 11,746,213 11,147,953 18,070 6,563 (3,619,223) (5,705,893) (40,158) (44,349) (1,150,494) (698,311) (4,791,805) (6,441,990) 6,954,408 4,705,963 40,525,890 35,819,927 $47,480,298 $40,525,890 14,797 41,745 (113,416) (219,612) (98,619) (177,867)
See accompanying notes to financial statements. F-53 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Changes in Net Assets -- Continued
JANUS ASPEN SERIES (CONTINUED) LEGG MASON PARTNERS VARIABLE EQUITY TRUST ------------------------- --------------------------------------------------- JANUS CLEARBRIDGE CLEARBRIDGE HENDERSON VARIABLE AGGRESSIVE VARIABLE DIVIDEND RESEARCH PORTFOLIO -- GROWTH PORTFOLIO -- STRATEGY PORTFOLIO -- SERVICE SHARES CLASS II CLASS I ------------------------- ------------------------- ------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2019 2020 2019 2020 2019 ---------------------------------------------------------------------------------------------------------------------- INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS: Net investment income (expense) $(38,177) $(38,332) $(54,438) $(46,370) $(2,481) $275 Net realized gain (loss) on investments 327,625 171,395 81,984 5,828 160,856 286,559 Change in unrealized appreciation (depreciation) on investments 307,844 409,514 302,240 1,061,287 (17,590) 468,381 Capital gain distributions 271,600 322,184 510,234 101,053 33,647 310,159 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS 868,892 864,761 840,020 1,121,798 174,432 1,065,374 FROM CAPITAL TRANSACTIONS (NOTE 4): Net premiums 3 -- 90 12,047 1,505 2,000 Transfers for contract benefits and terminations (569,507) (427,094) (364,890) (457,509) (531,617) (561,929) Administrative expenses (4,709) (4,492) (22,126) (22,349) (6,424) (7,079) Transfers between subaccounts (including fixed account), net (64,126) (5,364) (242,518) (108,763) 76,731 (27,486) INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS (638,339) (436,950) (629,444) (576,574) (459,805) (594,494) INCREASE (DECREASE) IN NET ASSETS 230,553 427,811 210,576 545,224 (285,373) 470,880 Net assets at beginning of year 3,178,647 2,750,836 5,773,923 5,228,699 4,357,247 3,886,367 Net assets at end of year $3,409,200 $3,178,647 $5,984,499 $5,773,923 $4,071,874 $4,357,247 CHANGE IN UNITS (NOTE 5): Units purchased 12,725 4,578 8,276 10,028 15,053 23,004 Units redeemed (44,305) (32,977) (26,777) (28,869) (38,728) (54,347) NET INCREASE (DECREASE) IN UNITS FROM CAPITAL TRANSACTIONS WITH CONTRACT OWNERS (31,580) (28,399) (18,501) (18,841) (23,675) (31,343)
See accompanying notes to financial statements. F-54 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Changes in Net Assets -- Continued
LEGG MASON PARTNERS VARIABLE EQUITY TRUST (CONTINUED) ------------------------------------------------------ CLEARBRIDGE CLEARBRIDGE VARIABLE DIVIDEND VARIABLE LARGE CAP STRATEGY PORTFOLIO -- VALUE PORTFOLIO -- CLASS II CLASS I ------------------------------------------------------ YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2019 2020 2019 ------------------------------------------------------ $(36,645) $(40,026) $(23,420) $23,204 647,556 468,564 90,276 257,313 (610,744) 984,471 (1,118,490) 2,102,031 40,185 568,550 1,383,122 862,886 40,352 1,981,559 331,488 3,245,434 1,150 200,688 9,152 23,537 (631,317) (773,530) (1,228,901) (1,428,596) (9,318) (22,409) (28,462) (31,349) (2,720,450) (1,007,651) (143,221) 352,503 (3,359,935) (1,602,902) (1,391,432) (1,083,905) (3,319,583) 378,657 (1,059,944) 2,161,529 7,827,152 7,448,495 14,896,293 12,734,764 $4,507,569 $7,827,152 $13,836,349 $14,896,293 29,496 21,008 27,723 64,210 (195,165) (107,951) (88,276) (111,792) (165,669) (86,943) (60,553) (47,582)
MFS(R) VARIABLE INSURANCE TRUST ----------------------------------------------------------------------------- MFS(R) MFS(R) MFS(R) INVESTORS TRUST NEW DISCOVERY TOTAL RETURN SERIES -- SERVICE SERIES -- SERVICE SERIES -- SERVICE CLASS SHARES CLASS SHARES CLASS SHARES ----------------------------------------------------------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2019 2020 2019 2020 2019 ----------------------------------------------------------------------------- $(51,567) $(52,435) $(280,195) $(250,647) $59,563 $79,573 174,783 303,248 240,332 254,939 637,310 869,494 266,112 709,288 5,304,455 1,450,387 694,008 4,425,727 142,006 285,470 1,953,595 3,409,179 949,165 1,044,276 531,334 1,245,571 7,218,187 4,863,858 2,340,046 6,419,070 2,108 2,545 133,844 160,890 23,281 249,751 (493,982) (665,326) (1,498,292) (1,325,746) (3,196,566) (3,811,931) (9,578) (10,585) (55,778) (47,671) (178,840) (199,767) (12,339) (344,720) (843,313) 3,663,072 (862,163) (1,679,569) (513,791) (1,018,086) (2,263,539) 2,450,545 (4,214,288) (5,441,516) 17,543 227,485 4,954,648 7,314,403 (1,874,242) 977,554 4,994,591 4,767,106 18,400,607 11,086,204 38,895,834 37,918,280 $5,012,134 $4,994,591 $23,355,255 $18,400,607 $37,021,592 $38,895,834 983 3,630 27,458 162,409 167,265 208,126 (21,639) (51,154) (97,421) (96,150) (417,058) (504,448) (20,656) (47,524) (69,963) 66,259 (249,793) (296,322)
See accompanying notes to financial statements. F-55 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Changes in Net Assets -- Continued
MFS(R) VARIABLE INSURANCE TRUST (CONTINUED) MFS(R) VARIABLE INSURANCE TRUST II ------------------------- --------------------------------------------------- MFS(R) MFS(R) MFS(R) MASSACHUSETTS UTILITIES INCOME INVESTORS GROWTH STOCK SERIES -- SERVICE PORTFOLIO -- SERVICE PORTFOLIO -- SERVICE CLASS SHARES CLASS SHARES CLASS SHARES ------------------------- ------------------------- ------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2019 2020 2019 2020 2019 ---------------------------------------------------------------------------------------------------------------------- INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS: Net investment income (expense) $72,830 $294,603 $494 $525 $(84,649) $(83,367) Net realized gain (loss) on investments 313,300 650,865 22 96 389,299 196,372 Change in unrealized appreciation (depreciation) on investments (394,583) 1,805,778 1,235 1,882 302,905 1,474,719 Capital gain distributions 297,067 40,010 -- -- 602,288 531,235 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS 288,614 2,791,256 1,751 2,503 1,209,843 2,118,959 FROM CAPITAL TRANSACTIONS (NOTE 4): Net premiums 1,526 1,715 -- -- 7,969 4,300 Transfers for contract benefits and terminations (925,284) (1,915,282) -- -- (595,982) (617,163) Administrative expenses (30,608) (39,599) (140) (137) (12,095) (13,153) Transfers between subaccounts (including fixed account), net (868,791) (596,633) 326 (4,544) (561,239) (682,493) INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS (1,823,157) (2,549,799) 186 (4,681) (1,161,347) (1,308,509) INCREASE (DECREASE) IN NET ASSETS (1,534,543) 241,457 1,937 (2,178) 48,496 810,450 Net assets at beginning of year 13,257,552 13,016,095 23,568 25,746 6,771,791 5,961,341 Net assets at end of year $11,723,009 $13,257,552 $25,505 $23,568 $6,820,287 $6,771,791 CHANGE IN UNITS (NOTE 5): Units purchased 14,440 28,656 76 35 11,615 20,082 Units redeemed (69,921) (110,570) (63) (433) (75,475) (102,036) NET INCREASE (DECREASE) IN UNITS FROM CAPITAL TRANSACTIONS WITH CONTRACT OWNERS (55,481) (81,914) 13 (398) (63,860) (81,954)
See accompanying notes to financial statements. F-56 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Changes in Net Assets -- Continued
PIMCO VARIABLE INSURANCE TRUST --------------------------------------------------------------------------------------------------------------------------------- INTERNATIONAL LONG-TERM HIGH YIELD BOND PORTFOLIO U.S. GOVERNMENT LOW DURATION ALL ASSET PORTFOLIO -- (U.S. DOLLAR HEDGED) -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- ADVISOR ADMINISTRATIVE ADMINISTRATIVE ADMINISTRATIVE ADMINISTRATIVE CLASS SHARES CLASS SHARES CLASS SHARES CLASS SHARES CLASS SHARES --------------------------------------------------------------------------------------------------------------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2019 2020 2019 2020 2019 2020 2019 2020 2019 --------------------------------------------------------------------------------------------------------------------------------- $144,594 $65,105 $1,192,849 $1,435,536 $80,359 $4,324 $(5,693) $141,824 $(399,070) $457,471 (62,004) (17,031) (109,421) 81,256 15,350 35,950 3,042,219 535,659 (21,540) (126,247) 136,819 507,436 (137,292) 3,638,381 (29,458) 55,803 1,737,932 3,520,084 888,314 649,153 -- -- -- -- -- 14,188 313,868 -- -- -- 219,409 555,510 946,136 5,155,173 66,251 110,265 5,088,326 4,197,567 467,704 980,377 14 2,067 85,215 30,201 -- 18 66,058 73,814 59,659 69,759 (483,003) (593,857) (3,765,994) (5,019,216) (239,240) (430,051) (4,368,808) (4,562,276) (6,219,801) (4,683,465) (18,981) (23,437) (250,601) (296,397) (3,667) (4,353) (348,931) (279,724) (518,916) (349,299) (418,741) (724,312) (11,818,397) 5,985,277 (5,649) 9,363 12,266,596 4,463,271 51,156,495 1,729,897 (920,711) (1,339,539) (15,749,777) 699,865 (248,556) (425,023) 7,614,915 (304,915) 44,477,437 (3,233,108) (701,302) (784,029) (14,803,641) 5,855,038 (182,305) (314,758) 12,703,241 3,892,652 44,945,141 (2,252,731) 5,118,159 5,902,188 46,333,659 40,478,621 1,851,318 2,166,076 38,539,041 34,646,389 41,893,071 44,145,802 $4,416,857 $5,118,159 $31,530,018 $46,333,659 $1,669,013 $1,851,318 $51,242,282 $38,539,041 $86,838,212 $41,893,071 12,464 10,815 272,283 579,536 2,838 4,097 1,196,635 719,325 5,336,657 770,693 (74,596) (98,599) (1,139,047) (493,473) (14,574) (24,859) (834,297) (678,876) (1,534,498) (1,039,398) (62,132) (87,784) (866,764) 86,063 (11,736) (20,762) 362,338 40,449 3,802,159 (268,705)
See accompanying notes to financial statements. F-57 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Changes in Net Assets -- Continued
PIMCO VARIABLE STATE STREET VARIABLE INSURANCE TRUST INSURANCE SERIES FUNDS, (CONTINUED) RYDEX VARIABLE TRUST INC. --------------------------- ------------------------- ------------------------- TOTAL RETURN PORTFOLIO -- INCOME ADMINISTRATIVE NASDAQ -- V.I.S. FUND -- CLASS SHARES 100(R) FUND CLASS 1 SHARES --------------------------- ------------------------- ------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2019 2020 2019 2020 2019 ------------------------------------------------------------------------------------------------------------------------ INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS: Net investment income (expense) $744,205 $2,271,200 $(73,060) $(67,307) $125,053 $(198,917) Net realized gain (loss) on investments 1,705,942 (322,009) 273,658 132,907 194,418 9,717 Change in unrealized appreciation (depreciation) on investments 5,645,600 8,811,657 1,256,084 1,223,706 364,452 1,232,237 Capital gain distributions 1,683,828 -- 696,325 112,927 43,770 -- INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS 9,779,575 10,760,848 2,153,007 1,402,233 727,693 1,043,037 FROM CAPITAL TRANSACTIONS (NOTE 4): Net premiums 108,872 190,482 -- 23,800 4,482 22,024 Transfers for contract benefits and terminations (14,812,664) (18,846,058) (350,302) (279,604) (1,621,377) (1,732,426) Administrative expenses (968,636) (1,117,888) (20,509) (15,943) (42,338) (47,156) Transfers between subaccounts (including fixed account), net (8,196,370) (220,079) (97,388) 137,196 1,229,936 (464,956) INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS (23,868,798) (19,993,543) (468,199) (134,551) (429,297) (2,222,514) INCREASE (DECREASE) IN NET ASSETS (14,089,223) (9,232,695) 1,684,808 1,267,682 298,396 (1,179,477) Net assets at beginning of year 156,073,379 165,306,074 5,360,936 4,093,254 14,602,964 15,782,441 Net assets at end of year $141,984,156 $156,073,379 $7,045,744 $5,360,936 $14,901,360 $14,602,964 CHANGE IN UNITS (NOTE 5): Units purchased 1,840,679 1,740,760 14,939 20,082 161,637 32,438 Units redeemed (3,311,772) (2,949,377) (33,076) (22,217) (197,901) (179,286) NET INCREASE (DECREASE) IN UNITS FROM CAPITAL TRANSACTIONS WITH CONTRACT OWNERS (1,471,093) (1,208,617) (18,137) (2,135) (36,264) (146,848)
See accompanying notes to financial statements. F-58 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Changes in Net Assets -- Continued
STATE STREET VARIABLE INSURANCE SERIES FUNDS, INC. (CONTINUED) --------------------------------------------------------------------------------------------------------- PREMIER GROWTH REAL ESTATE S&P 500(R) SMALL-CAP EQUITY SECURITIES INDEX EQUITY V.I.S. FUND -- V.I.S. FUND -- V.I.S. FUND -- V.I.S. FUND -- CLASS 1 SHARES CLASS 1 SHARES CLASS 1 SHARES CLASS 1 SHARES ---------------------------------------------------------------------------------------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2019 2020 2019 2020 2019 2020 2019 ---------------------------------------------------------------------------------------------------------- $(434,576) $(418,555) $(394,175) $(97,055) $309,228 $(241,260) $(369,986) $(431,289) 1,317,802 624,637 (1,093,949) 282,494 9,650,183 8,056,833 (867,785) (127,040) 4,333,154 4,754,489 (1,525,878) 6,374,008 (1,659,718) 20,043,457 3,381,797 4,549,053 2,802,061 3,252,046 498,643 2,934,009 10,890,636 8,318,067 803,829 2,034,764 8,018,441 8,212,617 (2,515,359) 9,493,456 19,190,329 36,177,097 2,947,855 6,025,488 95,296 18,064 14,428 38,814 702,643 459,638 21,357 28,227 (2,868,537) (2,631,972) (3,660,175) (4,293,387) (13,206,548) (14,444,531) (1,950,913) (2,927,403) (61,948) (61,982) (190,993) (215,005) (285,649) (305,423) (66,325) (79,358) (2,616,423) (1,017,931) (315,617) (1,233,503) (11,517,048) (1,038,770) (141,910) (884,183) (5,451,612) (3,693,821) (4,152,357) (5,703,081) (24,306,602) (15,329,086) (2,137,791) (3,862,717) 2,566,829 4,518,796 (6,667,716) 3,790,375 (5,116,273) 20,848,011 810,064 2,162,771 29,439,040 24,920,244 44,195,430 40,405,055 151,070,693 130,222,682 28,348,930 26,186,159 $32,005,869 $29,439,040 $37,527,714 $44,195,430 $145,954,420 $151,070,693 $29,158,994 $28,348,930 23,632 17,942 316,631 176,439 206,160 288,608 90,435 29,180 (184,997) (157,831) (355,530) (342,450) (1,070,396) (751,938) (158,348) (139,093) (161,365) (139,889) (38,899) (166,011) (864,236) (463,330) (67,913) (109,913)
---------------------------- TOTAL RETURN V.I.S. FUND -- CLASS 1 SHARES --------------------------- YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, 2020 2019 --------------------------- $1,923,194 $4,980,412 (11,645,024) (11,588,647) 39,802,574 103,665,993 -- -- 30,080,744 97,057,758 3,438,231 3,970,654 (48,639,667) (67,636,442) (275,638) (328,565) (5,518,712) (3,167,612) (50,995,786) (67,161,965) (20,915,042) 29,895,793 751,079,170 721,183,377 $730,164,128 $751,079,170 3,101,788 1,847,735 (5,895,331) (5,578,317) (2,793,543) (3,730,582)
See accompanying notes to financial statements. F-59 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Changes in Net Assets -- Continued
STATE STREET VARIABLE INSURANCE SERIES FUNDS, INC. (CONTINUED) THE ALGER PORTFOLIOS ----------------------------------------------------- ------------------------- ALGER TOTAL U.S. LARGE CAP RETURN EQUITY GROWTH V.I.S. FUND -- V.I.S. FUND -- PORTFOLIO -- CLASS 3 SHARES CLASS 1 SHARES CLASS I-2 SHARES --------------------------- ------------------------- ------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2019 2020 2019 2020 2019 ------------------------------------------------------------------------------------------------------------------------ INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS: Net investment income (expense) $(1,237,022) $372,617 $(206,848) $(187,337) $(381,134) $(388,174) Net realized gain (loss) on investments (7,613,364) (8,287,842) 591,662 647,572 2,006,318 981,911 Change in unrealized appreciation (depreciation) on investments 22,383,553 67,279,342 1,929,663 3,746,647 9,061,938 4,880,665 Capital gain distributions -- -- 1,597,555 1,235,374 4,903,568 477,611 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS 13,533,167 59,364,117 3,912,032 5,442,256 15,590,690 5,952,013 FROM CAPITAL TRANSACTIONS (NOTE 4): Net premiums 462,677 760,970 7,485 11,657 25,959 4,510 Transfers for contract benefits and terminations (42,488,632) (53,170,474) (1,709,377) (2,409,357) (3,181,982) (4,086,662) Administrative expenses (2,594,607) (2,788,962) (54,081) (58,696) (31,284) (30,679) Transfers between subaccounts (including fixed account), net (10,476,953) (13,691,891) (921,987) (1,071,159) (338,302) (846,637) INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS (55,097,515) (68,890,357) (2,677,960) (3,527,555) (3,525,609) (4,959,468) INCREASE (DECREASE) IN NET ASSETS (41,564,348) (9,526,240) 1,234,072 1,914,701 12,065,081 992,545 Net assets at beginning of year 457,614,367 467,140,607 21,421,274 19,506,573 25,694,700 24,702,155 Net assets at end of year $416,050,019 $457,614,367 $22,655,346 $21,421,274 $37,759,781 $25,694,700 CHANGE IN UNITS (NOTE 5): Units purchased 2,049,298 2,119,411 26,727 27,852 34,364 15,344 Units redeemed (6,200,633) (7,094,624) (125,726) (177,711) (124,819) (202,628) NET INCREASE (DECREASE) IN UNITS FROM CAPITAL TRANSACTIONS WITH CONTRACT OWNERS (4,151,335) (4,975,213) (98,999) (149,859) (90,455) (187,284)
See accompanying notes to financial statements. F-60 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Changes in Net Assets -- Continued
THE ALGER PORTFOLIOS (CONTINUED) THE PRUDENTIAL SERIES FUND --------------------------------------------------------------------------------------------------------------------------------- ALGER SP SMALL CAP JENNISON NATURAL INTERNATIONAL GROWTH 20/20 FOCUS JENNISON RESOURCES GROWTH PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- CLASS I-2 SHARES CLASS II SHARES CLASS II SHARES CLASS II SHARES CLASS II SHARES --------------------------------------------------------------------------------------------------------------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2019 2020 2019 2020 2019 2020 2019 2020 2019 --------------------------------------------------------------------------------------------------------------------------------- $(84,959) $(271,478) $(78,055) $(80,722) $(97,669) $(82,835) $(427,318) $(577,882) $-- $-- 1,297,802 676,144 560,779 462,331 735,225 453,617 (3,022,278) (896,778) -- 11 7,910,624 3,101,881 822,267 837,729 2,173,049 1,052,222 4,576,377 4,363,877 -- 7 1,414,625 963,120 -- -- -- -- -- -- -- -- 10,538,092 4,469,667 1,304,991 1,219,338 2,810,605 1,423,004 1,126,781 2,889,217 -- 18 2,659 6,738 3,909 1,378 241,200 392,724 15,612 25,320 -- -- (2,303,089) (2,449,987) (343,345) (591,890) (263,754) (301,113) (2,191,909) (3,560,184) -- (184) (24,703) (25,554) (16,908) (18,864) (31,642) (25,585) (256,015) (326,576) -- -- (1,111,704) (986,076) (509,539) (195,076) 1,424,967 (674,756) (12,241,774) 1,802,726 -- (4) (3,436,837) (3,454,879) (865,883) (804,452) 1,370,771 (608,730) (14,674,086) (2,058,714) -- (188) 7,101,255 1,014,788 439,108 414,886 4,181,376 814,274 (13,547,305) 830,503 -- (170) 18,056,522 17,041,734 5,308,529 4,893,643 5,678,309 4,864,035 33,708,231 32,877,728 -- 170 $25,157,777 $18,056,522 $5,747,637 $5,308,529 $9,859,685 $5,678,309 $20,160,926 $33,708,231 $-- $-- 23,744 57,989 2,487 1,611 49,980 13,717 1,975,495 1,229,536 -- -- (117,141) (181,553) (24,806) (25,710) (34,034) (29,340) (4,529,333) (1,537,573) -- (14) (93,397) (123,564) (22,319) (24,099) 15,946 (15,623) (2,553,838) (308,037) -- (14)
See accompanying notes to financial statements. F-61 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Statements of Changes in Net Assets -- Continued
THE PRUDENTIAL SERIES WELLS FARGO VARIABLE FUND (CONTINUED) TRUST ------------------------- ------------------------- SP PRUDENTIAL WELLS FARGO U.S. EMERGING VT OMEGA GROWTH GROWTH PORTFOLIO -- FUND -- CLASS II SHARES CLASS 2 ------------------------- ------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2019 2020 2019 -------------------------------------------------------------------------------------------- INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS: Net investment income (expense) $(346) $(285) $(118,514) $(121,836) Net realized gain (loss) on investments 253 720 1,921,551 186,655 Change in unrealized appreciation (depreciation) on investments 8,895 4,811 104,617 1,280,165 Capital gain distributions -- -- 661,478 978,561 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS 8,802 5,246 2,569,132 2,323,545 FROM CAPITAL TRANSACTIONS (NOTE 4): Net premiums -- -- 250,261 424,147 Transfers for contract benefits and terminations -- (943) (442,835) (641,904) Administrative expenses (28) (28) (33,379) (39,803) Transfers between subaccounts (including fixed account), net -- (1) (6,712,783) (636,304) INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS (28) (972) (6,938,736) (893,864) INCREASE (DECREASE) IN NET ASSETS 8,774 4,274 (4,369,604) 1,429,681 Net assets at beginning of year 19,747 15,473 8,325,333 6,895,652 Net assets at end of year $28,521 $19,747 $3,955,729 $8,325,333 CHANGE IN UNITS (NOTE 5): Units purchased -- -- 15,216 20,061 Units redeemed (1) (36) (176,584) (48,867) NET INCREASE (DECREASE) IN UNITS FROM CAPITAL TRANSACTIONS WITH CONTRACT OWNERS (1) (36) (161,368) (28,806)
See accompanying notes to financial statements. F-62 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Notes to Financial Statements December 31, 2020 (1)DESCRIPTION OF ENTITY Genworth Life & Annuity VA Separate Account 1 (the "Separate Account") is a separate investment account established on August 19, 1987 by Genworth Life and Annuity Insurance Company ("GLAIC"), pursuant to the laws of the Commonwealth of Virginia. GLAIC is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871 as The Life Insurance Company of Virginia. An affiliate of GLAIC's former ultimate parent company acquired GLAIC on April 1, 1996 and ultimately contributed the majority of the outstanding common stock to Genworth Life Insurance Company ("GLIC"). On May 31, 2004, GLAIC became a direct, wholly-owned subsidiary of GLIC. GLAIC is an indirect, wholly-owned subsidiary of Genworth Financial, Inc. ("Genworth"). On October 21, 2016, Genworth entered into an agreement and plan of merger (the "Merger Agreement") with Asia Pacific Global Capital Co., Ltd., a limited liability company incorporated in the People's Republic of China and a subsidiary of China Oceanwide Holdings Group Co., Ltd., a limited liability company incorporated in the People's Republic of China (together with its affiliates, "China Oceanwide"), and Asia Pacific Global Capital USA Corporation ("Merger Sub"), a Delaware corporation and a direct, wholly-owned subsidiary of Asia Pacific Insurance USA Holdings LLC ("Asia Pacific Insurance"), which is a Delaware limited liability company and owned by China Oceanwide. On April 6, 2021, Genworth announced that it has exercised its right to terminate its merger agreement with China Oceanwide. Terminating the agreement allows Genworth to pursue its revised strategic plan without restrictions and without uncertainty regarding its ultimate ownership, which might impact its ability to successfully execute the plan. GLAIC has a 34.5% investment in an affiliate, Genworth Life Insurance Company of New York. GLAIC's principal offices are located at 6610 West Broad Street, Richmond, Virginia 23230. GLAIC's principal products are life insurance and fixed deferred and immediate annuities. Life insurance products provide protection against financial hardship after the death of an insured. Deferred annuities are investment vehicles intended for contract owners who want to accumulate tax-deferred assets for retirement, desire a tax-efficient source of income and seek to protect against outliving their assets. Immediate annuities provide a fixed amount of income for either a defined number of years, the annuitant's lifetime or the longer of a defined number of years or the annuitant's lifetime. In March 2016, GLAIC suspended sales of traditional life insurance and fixed annuity products. GLAIC, however, continues to service its existing retained and reinsured blocks of business. GLAIC also has other products which have not been actively sold since 2011, but it continues to service its existing blocks of business. Those products include variable annuities, including group variable annuities offered through retirement plans, variable life insurance and funding agreements. Most of its variable annuities include guaranteed minimum death benefits. Some of GLAIC's group and individual variable annuity products include guaranteed minimum benefit features such as guaranteed minimum withdrawal benefits and certain types of guaranteed annuitization benefits. GLAIC does business in Bermuda, the District of Columbia and all states, except New York. COVID-19 has disrupted the global economy and financial markets; business operations; and consumer behavior and confidence. The most significant impacts in GLAIC from COVID-19 are related to the current low interest rate environment and continued elevated mortality. Higher mortality rates had unfavorable impacts in GLAIC's life insurance products. The low interest rate environment and volatile equity markets adversely impacted earnings in GLAIC's variable annuity products. GLAIC observed minimal impacts from COVID-19 in its fixed and variable annuity products. F-63 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Notes to Financial Statements -- Continued December 31, 2020 While the ongoing impact of COVID-19 is very difficult to predict, the related outcomes and impact on GLAIC and the Separate Account will depend on the length and severity of the pandemic and shape of the economic recovery. GLAIC and the Separate Account continue to monitor pandemic developments and the potential financial impacts on their business. Contract owners should continue to monitor their account values. The Separate Account has subaccounts that currently invest in series or portfolios ("Portfolios") of open-end mutual funds ("Funds"). Such Portfolios are not sold directly to the general public. The Portfolios are sold to GLAIC, and they may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies, including affiliated insurance companies of GLAIC. In addition, the Portfolios may be sold to retirement plans. GLAIC uses the Separate Account to support flexible premium variable deferred and immediate annuity contracts issued by GLAIC, as well as other purposes permitted by law. Currently, there are multiple subaccounts of the Separate Account available under each contract. Each subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio (a division of a Fund, the assets of which are separate from other Portfolios that may be available in the Fund). The assets of the Separate Account belong to GLAIC. However, GLAIC does not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business that GLAIC may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of GLAIC's General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains or losses arising out of any other business GLAIC may conduct. Guarantees made under the contracts, including any rider options, are based on the claims paying ability of GLAIC to the extent that the amount of the guarantee exceeds the assets available in the Separate Account. The Separate Account is registered with the U.S. Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. The Separate Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. Contract owners assume the full investment risk for amounts allocated by contract owners to the Separate Account. During the years ended December 31, 2020 and 2019, the following portfolio names were changed:
PRIOR PORTFOLIO NAME CURRENT PORTFOLIO NAME EFFECTIVE DATE -------------------- ------------------------------------- ------------------- American Century Variable Portfolios, American Century Variable Portfolios, September 25, 2020 Inc. -- VP Income & Growth Fund -- Inc. -- VP Disciplined Core Value Class I Fund -- Class I MFS(R) Variable Insurance Trust II -- MFS(R) Variable Insurance Trust II -- September 1, 2020 MFS(R) Strategic Income Portfolio MFS(R) Income Portfolio -- Service -- Service Class Shares Class Shares Janus Aspen Series -- Janus Henderson Janus Aspen Series -- Janus Henderson April 29, 2020 Global Technology Portfolio -- Global Technology and Innovation Service Shares Portfolio -- Service Shares Federated Insurance Series -- Federated Hermes Insurance Series -- April 28, 2020 Federated High Income Bond Fund II Federated Hermes High Income Bond -- Primary Shares Fund II -- Primary Shares Federated Insurance Series -- Federated Hermes Insurance Series -- April 28, 2020 Federated High Income Bond Fund II Federated Hermes High Income Bond -- Service Shares Fund II -- Service Shares
F-64 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Notes to Financial Statements -- Continued December 31, 2020
PRIOR PORTFOLIO NAME CURRENT PORTFOLIO NAME EFFECTIVE DATE -------------------- -------------------------------------- --------------- Federated Insurance Series -- Federated Hermes Insurance Series -- April 28, 2020 Federated Kaufmann Fund II -- Federated Hermes Kaufmann Fund II Service Shares -- Service Shares Federated Insurance Series -- Federated Hermes Insurance Series -- April 28, 2020 Federated Managed Volatility Fund Federated Hermes Managed Volatility II -- Primary Shares Fund II -- Primary Shares Dreyfus -- Dreyfus Investment BNY Mellon -- BNY Mellon Investment June 3, 2019 Portfolios MidCap Stock Portfolio Portfolios -- MidCap Stock -- Initial Shares Portfolio -- Initial Shares Dreyfus -- Dreyfus Variable BNY Mellon -- BNY Mellon Variable June 3, 2019 Investment Fund -- Government Money Investment Fund -- Government Money Market Portfolio Market Portfolio Dreyfus -- The Dreyfus Sustainable BNY Mellon -- BNY Mellon Sustainable June 3, 2019 U.S. Equity Portfolio, Inc. -- U.S. Equity Portfolio, Inc. -- Initial Shares Initial Shares Oppenheimer Variable Account Funds -- AIM Variable Insurance Funds (Invesco May 27, 2019 Oppenheimer Capital Appreciation Variable Insurance Funds) -- Fund/VA -- Non-Service Shares Invesco Oppenheimer V.I. Capital Appreciation Fund -- Series I Shares Oppenheimer Variable Account Funds -- AIM Variable Insurance Funds (Invesco May 27, 2019 Oppenheimer Capital Appreciation Variable Insurance Funds) -- Fund/VA -- Service Shares Invesco Oppenheimer V.I. Capital Appreciation Fund -- Series II Shares Oppenheimer Variable Account Funds -- AIM Variable Insurance Funds (Invesco May 27, 2019 Oppenheimer Conservative Balanced Variable Insurance Funds) -- Fund/VA -- Non-Service Shares Invesco Oppenheimer V.I. Conservative Balanced Fund -- Series I Shares Oppenheimer Variable Account Funds -- AIM Variable Insurance Funds (Invesco May 27, 2019 Oppenheimer Conservative Balanced Variable Insurance Funds) -- Fund/VA -- Service Shares Invesco Oppenheimer V.I. Conservative Balanced Fund -- Series II Shares Oppenheimer Variable Account Funds -- AIM Variable Insurance Funds (Invesco May 27, 2019 Oppenheimer Discovery Mid Cap Variable Insurance Funds) -- Growth Fund/ VA -- Non-Service Invesco Oppenheimer V.I. Discovery Shares Mid Cap Growth Fund -- Series I Shares Oppenheimer Variable Account Funds -- AIM Variable Insurance Funds (Invesco May 27, 2019 Oppenheimer Discovery Mid Cap Variable Insurance Funds) -- Growth Fund/ VA -- Service Shares Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund -- Series II Shares Oppenheimer Variable Account Funds -- AIM Variable Insurance Funds (Invesco May 27, 2019 Oppenheimer Global Fund/VA -- Variable Insurance Funds) -- Service Shares Invesco Oppenheimer V.I. Global Fund -- Series II Shares Oppenheimer Variable Account Funds -- AIM Variable Insurance Funds (Invesco May 27, 2019 Oppenheimer Global Strategic Income Variable Insurance Funds) -- Fund/VA -- Non-Service Shares Invesco Oppenheimer V.I. Global Strategic Income Fund -- Series I Shares Oppenheimer Variable Account Funds -- AIM Variable Insurance Funds (Invesco May 27, 2019 Oppenheimer Main Street Fund(R)/VA Variable Insurance Funds) -- -- Service Shares Invesco Oppenheimer V.I. Main Street Fund(R) -- Series II Shares
F-65 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Notes to Financial Statements -- Continued December 31, 2020
PRIOR PORTFOLIO NAME CURRENT PORTFOLIO NAME EFFECTIVE DATE -------------------- ------------------------------------- -------------- Oppenheimer Variable Account Funds -- AIM Variable Insurance Funds (Invesco May 27, 2019 Oppenheimer Main Street Small Cap Variable Insurance Funds) -- Fund(R)/VA -- Service Shares Invesco Oppenheimer V.I. Main Street Small Cap Fund(R) -- Series II Shares Oppenheimer Variable Account Funds -- AIM Variable Insurance Funds (Invesco May 27, 2019 Oppenheimer Total Return Bond Variable Insurance Funds) -- Fund/VA -- Non-Service Shares Invesco Oppenheimer V.I. Total Return Bond Fund -- Series I Shares Franklin Templeton Variable Insurance Franklin Templeton Variable Insurance May 1, 2019 Products Trust -- Franklin Founding Products Trust -- Franklin Funds Allocation VIP Fund -- Allocation VIP Fund -- Class 2 Class 2 Shares Shares
During the years ended December 31, 2020 and 2019, the following portfolio(s) were liquidated, and the portfolio assets were reinvested in new portfolio(s):
LIQUIDATED PORTFOLIO REINVESTED PORTFOLIO INCEPTION DATE -------------------- ------------------------------------- -------------- AIM Variable Insurance Funds (Invesco AIM Variable Insurance Funds (Invesco May 1, 2020 Variable Insurance Funds) -- Variable Insurance Funds) -- Invesco V.I. Mid Cap Growth Fund -- Invesco Oppenheimer V.I. Discovery Series I shares Mid Cap Growth Fund -- Series I Shares
As of December 31, 2020, the following portfolios were available as investment options under the contract, but not shown on the statements as there was no activity from January 1, 2019 through December 31, 2020: AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco V.I. Managed Volatility Fund -- Series I shares The Prudential Series Fund -- Equity Portfolio -- Class II Shares
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco V.I. Mid Cap Growth Fund -- Series I shares is not shown on statements as there was no activity from January 1, 2019 through its date of liquidation on May 1, 2020. All designated Portfolios listed above are series type mutual funds. (2)SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (A) BASIS OF PRESENTATION These financial statements have been prepared on the basis of U.S. generally accepted accounting principles ("U.S. GAAP"). Preparing financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates. The Separate Account is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946, Financial Services -- Investment Companies. Certain prior year amounts have been reclassified to conform to the current year presentation. F-66 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Notes to Financial Statements -- Continued December 31, 2020 (B) INVESTMENTS Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account, generally, uses a market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. VALUATION INPUTS: Various inputs are used to determine the value of the mutual fund's investments. These inputs are summarized in the three broad levels listed below: . LEVEL 1 -- quoted prices in active markets for identical securities; . LEVEL 2 -- observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risk); and . LEVEL 3 -- unobservable inputs. The investments of the Separate Account are measured at fair value on a recurring basis. All investments are categorized as Level 1 as of December 31, 2020 and there were no transfers between the levels during 2020. Purchases and redemptions of investments in mutual funds are recorded on the Valuation Day the request for the purchase or redemption is received. A Valuation Day is any day that the New York Stock Exchange is open for regular trading, except for days on which a Portfolio does not value its shares. Income distributions, and gains from realized gain distributions, are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. Units and unit values are disclosed as of the last Valuation Day of the applicable year or period. (C) UNIT CLASSES There are several unit classes of subaccounts based on the variable annuity contract through which the subaccounts are available. An indefinite number of units in each unit class is authorized. Each unit class has its own expense structure as noted in note 4(a) below. In January 2011, Genworth announced that its insurance company subsidiaries, including GLAIC, would discontinue new sales of variable annuity products but would continue to service existing blocks of business. Although the contracts are no longer available for new sales, additional purchase payments may still be accepted under the terms of the contracts. (D) FEDERAL INCOME TAXES The operations of the Separate Account are a part of, and taxed with, the operations of GLAIC. Therefore, the Separate Account is not separately taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax laws, investment income and capital gains of the Separate Account are not taxed. Accordingly, the Separate Account paid no federal income taxes and no federal income tax payment was required. GLAIC is taxed as a life insurance company under the Code. (E) PAYMENTS DURING ANNUITIZATION Net assets allocated to the contracts in variable payout stages ("variable annuitization") are computed in accordance with the mortality tables in effect at the time of contract issue. The default assumed interest rate is an effective annual rate of 3% for all variable annuitizations paid on a life contingency basis, with the exception of those contract owners who have annuitized while electing the Payment Optimizer Plus rider option. Under this rider option, the assumed interest rate is 4%. For contract owners who have purchased the RetireReady/SM/ Retirement Answer variable annuity, the assumed interest rate is 3.5%. The mortality risk is fully borne by GLAIC and may result in amounts transferred from GLAIC's General Account to F-67 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Notes to Financial Statements -- Continued December 31, 2020 the Separate Account should annuitants live longer than assumed. GLAIC may transfer amounts from the Separate Account to its General Account should the contracts experience higher mortality than assumed. (F) SUBSEQUENT EVENTS No material subsequent events have occurred since December 31, 2020 through April 20, 2021, the date the financial statements were issued, that would require adjustment to the financial statements. (3)PURCHASES AND SALES OF INVESTMENTS The aggregate cost of investments acquired, and the aggregate proceeds of investments sold, for the year or lesser period ended December 31, 2020 were:
COST OF PROCEEDS SHARES FROM FUND/PORTFOLIO ACQUIRED SHARES SOLD -------------- ----------- ------------ AB Variable Products Series Fund, Inc. AB Balanced Wealth Strategy Portfolio -- Class B............ $ 1,422,449 $ 2,840,618 AB Global Thematic Growth Portfolio -- Class B............ 322,125 370,477 AB Growth and Income Portfolio -- Class B...................... 3,868,692 12,355,585 AB International Value Portfolio -- Class B...................... 6,023,739 13,183,831 AB Large Cap Growth Portfolio--Class B.............. 3,662,717 3,682,332 AB Small Cap Growth Portfolio--Class B.............. 16,621,284 6,653,523 AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Invesco Oppenheimer V.I. Capital Appreciation Fund -- Series I Shares.......................... 4,613,557 4,929,294 Invesco Oppenheimer V.I. Capital Appreciation Fund -- Series II Shares.......................... 6,608,938 1,616,415 Invesco Oppenheimer V.I. Conservative Balanced Fund -- Series I Shares................. 1,310,888 1,488,979 Invesco Oppenheimer V.I. Conservative Balanced Fund -- Series II Shares................ 5,439,760 6,938,068 Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund -- Series I Shares.............. 2,929,544 4,305,273 Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund -- Series II Shares............. 3,056,091 4,480,015 Invesco Oppenheimer V.I. Global Fund -- Series II Shares........ 60,959,593 26,004,577 Invesco Oppenheimer V.I. Global Strategic Income Fund -- Series I Shares........................ 429,034 527,238 Invesco Oppenheimer V.I. Main Street Fund(R) -- Series II Shares.......................... 11,320,674 106,060,206 Invesco Oppenheimer V.I. Main Street Small Cap Fund(R) -- Series II Shares................ 5,416,433 10,954,700 Invesco Oppenheimer V.I. Total Return Bond Fund -- Series I Shares.......................... 1,496,213 1,969,355 Invesco V.I. American Franchise Fund -- Series I shares......... 2,889,617 8,252,710 Invesco V.I. American Franchise Fund -- Series II shares........ 1,188,829 2,397,715 Invesco V.I. Comstock Fund -- Series II shares................ 3,330,630 5,183,547 Invesco V.I. Core Equity Fund -- Series I shares................. 9,728,102 101,130,799 Invesco V.I. Equity and Income Fund -- Series II shares........ 3,372,248 5,068,059 Invesco V.I. Global Real Estate Fund -- Series II shares........ 79,669 68,648 Invesco V.I. Government Securities Fund -- Series I shares.......................... -- -- Invesco V.I. International Growth Fund -- Series II shares. 4,114,207 33,600,007 Invesco V.I. Technology Fund -- Series I shares................. -- -- Invesco V.I. Value Opportunities Fund -- Series II shares........ 625,971 966,445 American Century Variable Portfolios II, Inc. VP Inflation Protection Fund -- Class II........................ 6,651,780 27,411,549 American Century Variable Portfolios, Inc. VP Disciplined Core Value Fund -- Class I...................... 422,946 184,862 VP International Fund -- Class I. 232,040 253,196
F-68 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Notes to Financial Statements -- Continued December 31, 2020
COST OF PROCEEDS SHARES FROM FUND/PORTFOLIO ACQUIRED SHARES SOLD -------------- ----------- ----------- VP Ultra(R) Fund -- Class I...... $ 193,756 $ 79,906 VP Value Fund -- Class I......... 5,361 7,663 BNY Mellon BNY Mellon Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares.................. 3,028 5,933 BNY Mellon Sustainable U.S. Equity Portfolio, Inc. -- Initial Shares.................. 307,857 1,273,300 BNY Mellon Variable Investment Fund -- Government Money Market Portfolio....................... 2,467,760 2,086,514 BlackRock Variable Series Funds, Inc. BlackRock Advantage U.S. Total Market V.I. Fund -- Class III Shares.......................... 602,696 1,108,516 BlackRock Basic Value V.I. Fund -- Class III Shares............. 5,430,808 25,288,848 BlackRock Global Allocation V.I. Fund -- Class III Shares........ 21,006,499 46,263,885 BlackRock Large Cap Focus Growth V.I. Fund -- Class III Shares... 4,227,097 1,090,935 Columbia Funds Variable Series Trust II CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1.......... 76,921,959 22,778,898 Columbia Variable Portfolio -- Overseas Core Fund -- Class 2... 1,406,807 3,178,100 Deutsche DWS Variable Series I DWS Capital Growth VIP -- Class B Shares.................. 355,002 93,395 Deutsche DWS Variable Series II DWS CROCI(R) U.S. VIP -- Class B Shares.......................... 189,877 45,923 DWS Small Mid Cap Value VIP -- Class B Shares.................. 2,441 1,859 Eaton Vance Variable Trust VT Floating -- Rate Income Fund.. 8,158,414 22,664,894 Federated Hermes Insurance Series Federated Hermes High Income Bond Fund II -- Primary Shares.. 785,350 1,461,117 Federated Hermes High Income Bond Fund II -- Service Shares.. 1,283,047 2,466,846 Federated Hermes Kaufmann Fund II -- Service Shares............ 18,296,963 6,836,967 Federated Hermes Managed Volatility Fund II -- Primary Shares.......................... 990,151 2,138,610 Fidelity(R) Variable Insurance Products Fund VIP Asset Manager/SM/ Portfolio -- Initial Class................ 1,763,425 4,092,556 VIP Asset Manager/SM/ Portfolio -- Service Class 2.............. 455,831 662,379 VIP Balanced Portfolio -- Service Class 2................. 11,671,062 15,428,444 VIP Contrafund(R) Portfolio -- Initial Class................... 3,605,802 16,784,876 VIP Contrafund(R) Portfolio -- Service Class 2................. 6,030,253 43,098,684 VIP Dynamic Capital Appreciation Portfolio -- Service Class 2.... 225,711 454,164 VIP Equity-Income Portfolio -- Initial Class................... 5,846,639 10,508,355 VIP Equity-Income Portfolio -- Service Class 2................. 85,024,851 24,503,859 VIP Growth & Income Portfolio -- Initial Class................... 1,743,278 4,208,452 VIP Growth & Income Portfolio -- Service Class 2................. 6,611,262 4,780,453 VIP Growth Opportunities Portfolio -- Initial Class...... 5,264,051 4,488,755 VIP Growth Opportunities Portfolio -- Service Class 2.... 74,641,544 20,560,671 VIP Growth Portfolio -- Initial Class........................... 8,144,259 10,652,599 VIP Growth Portfolio -- Service Class 2......................... 3,235,542 9,058,054 VIP Investment Grade Bond Portfolio -- Service Class 2.... 20,379,392 26,428,048 VIP Mid Cap Portfolio -- Initial Class........................... 44 50 VIP Mid Cap Portfolio -- Service Class 2......................... 8,971,507 56,595,857 VIP Overseas Portfolio -- Initial Class................... 419,683 1,860,045 VIP Value Strategies Portfolio -- Service Class 2.............. 683,285 346,129
F-69 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Notes to Financial Statements -- Continued December 31, 2020
COST OF PROCEEDS SHARES FROM FUND/PORTFOLIO ACQUIRED SHARES SOLD -------------- ------------ ------------ Franklin Templeton Variable Insurance Products Trust Franklin Allocation VIP Fund -- Class 2 Shares.................. $ 15,386,422 $ 12,122,763 Franklin Income VIP Fund -- Class 2 Shares.................. 27,162,433 46,013,859 Franklin Large Cap Growth VIP Fund -- Class 2 Shares.......... 192,915 106,279 Franklin Mutual Shares VIP Fund -- Class 2 Shares............... 1,646,914 1,788,660 Templeton Foreign VIP Fund -- Class 1 Shares.................. 396,032 886,333 Templeton Foreign VIP Fund -- Class 2 Shares.................. 111,393 419,330 Templeton Global Bond VIP Fund -- Class 1 Shares............... 559,258 1,222,747 Templeton Growth VIP Fund -- Class 2 Shares.................. 680,462 1,502,285 Goldman Sachs Variable Insurance Trust Goldman Sachs Government Money Market Fund -- Service Shares... 181,179,393 164,333,311 Goldman Sachs Large Cap Value Fund -- Institutional Shares.... 569,634 838,508 Goldman Sachs Mid Cap Value Fund -- Institutional Shares......... 1,496,225 4,785,474 JPMorgan Insurance Trust JPMorgan Insurance Trust Core Bond Portfolio -- Class 1....... 765,381 1,103,771 JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1...... 112,477 195,986 JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1... 126,692 88,873 JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1..... 278,437 663,051 Janus Aspen Series Janus Henderson Balanced Portfolio -- Institutional Shares.......................... 5,840,279 12,803,531 Janus Henderson Balanced Portfolio -- Service Shares..... 11,064,570 21,439,246 Janus Henderson Enterprise Portfolio -- Institutional Shares.......................... 4,179,748 7,965,477 Janus Henderson Enterprise Portfolio -- Service Shares..... 579,903 1,121,525 Janus Henderson Flexible Bond Portfolio -- Institutional Shares.......................... 1,330,672 1,928,395 Janus Henderson Forty Portfolio -- Institutional Shares......... 4,854,511 7,914,319 Janus Henderson Forty Portfolio -- Service Shares............... 2,453,034 3,291,292 Janus Henderson Global Research Portfolio -- Institutional Shares.......................... 3,333,721 5,626,265 Janus Henderson Global Research Portfolio -- Service Shares..... 193,513 427,469 Janus Henderson Global Technology and Innovation Portfolio -- Service Shares..... 2,963,766 3,749,547 Janus Henderson Overseas Portfolio -- Institutional Shares.......................... 1,036,119 2,915,183 Janus Henderson Overseas Portfolio -- Service Shares..... 394,546 664,019 Janus Henderson Research Portfolio -- Institutional Shares.......................... 4,316,328 6,120,322 Janus Henderson Research Portfolio -- Service Shares..... 540,451 945,358 Legg Mason Partners Variable Equity Trust ClearBridge Variable Aggressive Growth Portfolio -- Class II.... 798,393 972,209 ClearBridge Variable Dividend Strategy Portfolio -- Class I... 408,796 837,445 ClearBridge Variable Dividend Strategy Portfolio -- Class II.. 570,243 3,927,300 ClearBridge Variable Large Cap Value Portfolio -- Class I...... 2,043,177 2,074,954 MFS(R) Variable Insurance Trust MFS(R) Investors Trust Series -- Service Class Shares............ 183,846 607,199 MFS(R) New Discovery Series -- Service Class Shares............ 2,765,449 3,353,657 MFS(R) Total Return Series -- Service Class Shares............ 4,300,365 7,499,666 MFS(R) Utilities Series -- Service Class Shares............ 895,951 2,349,283 MFS(R) Variable Insurance Trust II MFS(R) Income Portfolio -- Service Class Shares............ 1,771 1,090 MFS(R) Massachusetts Investors Growth Stock Portfolio -- Service Class Shares............ 811,285 1,885,335
F-70 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Notes to Financial Statements -- Continued December 31, 2020
COST OF PROCEEDS SHARES FROM FUND/PORTFOLIO ACQUIRED SHARES SOLD -------------- ----------- ------------ PIMCO Variable Insurance Trust All Asset Portfolio -- Advisor Class Shares.................... $ 379,105 $ 1,155,298 High Yield Portfolio -- Administrative Class Shares..... 6,627,624 21,157,572 International Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares..... 169,430 336,414 Long-Term U.S. Government Portfolio -- Administrative Class Shares.................... 28,077,645 20,156,396 Low Duration Portfolio -- Administrative Class Shares..... 63,099,793 19,061,604 Total Return Portfolio -- Administrative Class Shares..... 35,978,244 56,884,684 Rydex Variable Trust NASDAQ -- 100(R) Fund............ 1,068,515 913,295 State Street Variable Insurance Series Funds, Inc. Income V.I.S. Fund -- Class 1 Shares.......................... 2,967,435 3,234,734 Premier Growth Equity V.I.S. Fund -- Class 1 Shares.......... 3,570,291 6,682,943 Real Estate Securities V.I.S. Fund -- Class 1 Shares.......... 6,559,059 10,592,263 S&P 500(R) Index V.I.S. Fund -- Class 1 Shares.................. 19,220,189 32,531,804 Small-Cap Equity V.I.S. Fund -- Class 1 Shares.................. 3,589,333 5,284,486 Total Return V.I.S. Fund -- Class 1 Shares.................. 70,882,362 119,993,186 Total Return V.I.S. Fund -- Class 3 Shares.................. 32,846,504 89,112,343 U.S. Equity V.I.S. Fund -- Class 1 Shares.................. 2,347,973 3,635,074 The Alger Portfolios Alger Large Cap Growth Portfolio -- Class I-2 Shares............. 6,504,050 5,655,730 Alger Small Cap Growth Portfolio -- Class I-2 Shares............. 2,451,993 4,520,164 The Prudential Series Fund Jennison 20/20 Focus Portfolio -- Class II Shares.............. 52,400 996,761 Jennison Portfolio -- Class II Shares.......................... 3,011,009 1,737,217 Natural Resources Portfolio -- Class II Shares................. 8,559,588 23,654,624 SP International Growth Portfolio -- Class II Shares.... -- -- SP Prudential U.S. Emerging Growth Portfolio -- Class II Shares.......................... -- 374 Wells Fargo Variable Trust Wells Fargo VT Omega Growth Fund -- Class 2...................... 1,204,760 7,600,969
(4)RELATED PARTY TRANSACTIONS (A) GLAIC Net purchase payments (premiums) transferred from GLAIC to the Separate Account represent gross premiums recorded by GLAIC on its flexible premium variable deferred and immediate annuity contracts, less deductions retained as compensation for premium taxes. For contracts issued on or after May 1, 1993, the deduction for premium taxes is deferred until the contracts are surrendered. Some contracts permit contract owners to elect to allocate assets to a Guarantee Account that is part of the General Account of GLAIC. Amounts allocated to the Guarantee Account earn interest at the interest rate in effect at the time of such allocation or transfer. The interest rate remains in effect for a guaranteed period of time (at least a period of one year), after which a new rate may be declared. Contract owners may transfer amounts from the Guarantee Account to the subaccounts of the Separate Account and in certain instances transfer amounts from the subaccounts of the Separate Account to the Guarantee Account. F-71 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Notes to Financial Statements -- Continued December 31, 2020 Generally, charges are assessed under the contracts to cover surrenders, certain administrative expenses, and the mortality and expense risks that GLAIC assumes, as well as any additional benefits provided under the contract such as optional benefits, as applicable. The surrender charges are assessed to cover certain expenses relating to the sale of a contract. The fees charged to cover administrative expenses and mortality and expense risk charges, as well as through certain electable rider options, are assessed through the daily unit value calculation. Those fees are assessed on the contract owner's daily average net assets in the Separate Account. Other charges assessed to cover certain other administrative expenses, as well as certain optional riders, are assessed by the redemption of units. Note 6 presents the total charge percentage by unit in a range. The unit class may encompass multiple contracts through a combination of one or more electable rider options equal to the total amount assessed on a daily basis. The Separate Account assesses charges associated with the contracts issued. These charges are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Separate Account. MORTALITY AND EXPENSE RISK CHARGE 0.40% -- 2.80% of the daily value of (INCLUDING BENEFIT RIDER OPTIONS) the assets invested in each Portfolio This charge is assessed through a (fund). reduction in unit values. ADMINISTRATIVE CHARGE 0.15% -- 0.35% of the daily value of This charge is assessed through a the assets invested in each fund. reduction in unit values. ANNUAL ADMINISTRATIVE CHARGE $0 -- $30 per contract year invested This charge is assessed through a in each fund. redemption in units. SURRENDER CHARGE 0.00% -- 9.00% on the value of the This charge is assessed through a accumulation units purchased. redemption in units. (B) ACCRUED EXPENSES PAYABLE TO AFFILIATE Charges and deductions made under the contracts for services and benefits unpaid at year-end are accrued and payable to GLAIC. (C) BONUS CREDIT For certain contracts, transfers from the General Account for payments by GLAIC were paid in the form of bonus credits. Bonus credits are amounts that are added by GLAIC to the premium payments received from contract owners. (D) CAPITAL BROKERAGE CORPORATION Capital Brokerage Corporation ("CBC"), an affiliate of GLAIC, is a Washington corporation registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulatory Authority ("FINRA"). CBC serves as the distributor and principal underwriter for variable annuity contracts, variable life insurance policies, and certain guaranteed income annuity contracts issued by GLAIC. GLAIC pays commissions and other marketing related expenses to CBC. Certain officers and directors of GLAIC are also officers and directors of CBC. (5)CAPITAL TRANSACTIONS All dividends and capital gain distributions of the Portfolios are automatically reinvested in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, Portfolio dividends or Portfolio distributions are not paid to contract owners as additional units, but instead are reflected in unit values. F-72 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Notes to Financial Statements -- Continued December 31, 2020 The increase (decrease) in outstanding units and amounts by subaccount from capital transactions for the years ended December 31, 2020 and 2019 is reflected in the Statements of Changes in Net Assets. (6)FINANCIAL HIGHLIGHTS GLAIC's variable annuity products have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit values, and total returns. A summary by type and by subaccount of the outstanding units, unit values, net assets, expense ratios, investment income ratios, and total return ratios for the years or lesser periods ended December 31, 2020, 2019, 2018, 2017, and 2016 follows. This information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented due to the timing of the introduction of new funds. Financial highlights are only disclosed for subaccounts that had outstanding units as of December 31, 2020 and were available to contract owners during 2020. The following funds were not disclosed but were available to contract owners as they had no outstanding units as of December 31, 2020: AIM Variable Insurance Funds (Invesco Variable Insurance AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco V.I. Government Securities Fund -- Funds) -- Invesco V.I. Technology Fund -- Series I shares Series I shares AIM Variable Insurance Funds (Invesco Variable Insurance The Prudential Series Fund -- Equity Portfolio -- Class II Funds) -- Invesco V.I. Managed Volatility Fund -- Series Shares I shares The Prudential Series Fund -- SP International Growth Portfolio -- Class II Shares.
EXPENSE AS A NET INVESTMENT % OF AVERAGE ASSETS INCOME NET ASSETS (1) UNITS UNIT VALUE 000S RATIO (2) TOTAL RETURN (3) -------------- --------- -------------- ------ ---------- -------------------- AB Variable Products Series Fund, Inc. AB Balanced Wealth Strategy Portfolio -- Class B 2020........................... 1.45% to 2.95% 716,614 16.34 to 10.99 10,983 2.15% 7.67% to 6.03% 2019........................... 1.45% to 2.95% 843,059 15.18 to 10.36 12,050 2.25% 16.49% to 7.63% 2018........................... 1.45% to 2.55% 988,327 13.03 to 11.47 12,203 1.64% (7.77)% to (8.81)% 2017........................... 1.45% to 2.55% 1,140,590 14.13 to 12.58 15,309 1.79% 13.95% to 12.68% 2016........................... 1.45% to 2.55% 1,323,222 12.40 to 11.17 15,601 1.65% 2.93% to 1.79% AB Global Thematic Growth Portfolio -- Class B 2020........................... 1.45% to 1.70% 79,757 34.96 to 18.88 2,617 0.45% 37.07% to 36.72% 2019........................... 1.45% to 1.70% 90,755 25.51 to 13.81 2,135 0.16% 27.90% to 27.58% 2018........................... 1.45% to 2.10% 108,308 19.94 to 13.16 1,988 0.00% (11.30)% to (11.88)% 2017........................... 1.45% to 2.10% 235,133 22.48 to 14.93 5,051 0.30% 34.33% to 33.45% 2016........................... 1.45% to 2.10% 140,451 16.74 to 11.19 2,138 0.00% (2.31)% to (2.95)%
F-73 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Notes to Financial Statements -- Continued December 31, 2020
EXPENSE AS A NET INVESTMENT % OF AVERAGE ASSETS INCOME NET ASSETS (1) UNITS UNIT VALUE 000S RATIO (2) TOTAL RETURN (3) -------------- ---------- --------------- ------ ---------- -------------------- AB Growth and Income Portfolio -- Class B 2020......................... 1.15% to 2.70% 1,197,002 33.90 to 10.59 32,803 1.28% 1.29% to (0.29)% 2019......................... 1.15% to 2.70% 1,589,475 33.47 to 10.62 43,446 1.02% 22.19% to 13.24% 2018......................... 1.15% to 2.30% 1,812,252 27.39 to 17.62 40,557 0.72% (6.93)% to (8.02)% 2017......................... 1.15% to 2.30% 1,853,902 29.43 to 19.16 44,847 1.25% 17.24% to 15.88% 2016......................... 1.15% to 2.30% 2,080,048 25.10 to 16.53 43,003 0.82% 9.79% to 8.52% AB International Value Portfolio -- Class B 2020......................... 1.45% to 2.95% 2,760,732 11.20 to 10.50 21,761 1.32% 0.73% to (0.80)% 2019......................... 1.45% to 2.95% 3,806,411 11.12 to 10.59 29,281 0.77% 15.10% to 12.54% 2018......................... 1.45% to 2.55% 4,300,130 9.66 to 5.00 28,780 1.12% (24.10)% to (24.95)% 2017......................... 1.45% to 2.55% 4,197,680 12.73 to 6.67 37,401 1.46% 23.29% to 21.92% 2016......................... 1.45% to 2.55% 10,519,424 10.33 to 5.47 72,814 1.23% (2.23)% to (3.32)% AB Large Cap Growth Portfolio -- Class B 2020......................... 1.45% to 2.70% 926,116 55.53 to 14.25 33,067 0.00% 33.19% to 31.50% 2019......................... 1.45% to 2.30% 990,540 41.69 to 29.04 26,581 0.00% 32.42% to 31.27% 2018......................... 1.45% to 2.30% 1,085,426 31.48 to 22.12 21,750 0.00% 0.83% to (0.04)% 2017......................... 1.45% to 2.30% 1,136,185 31.22 to 22.13 22,320 0.00% 29.77% to 28.65% 2016......................... 1.45% to 2.30% 1,256,372 24.06 to 17.20 18,786 0.00% 0.87% to 0.01% AB Small Cap Growth Portfolio -- Class B 2020......................... 1.45% to 2.95% 795,460 45.21 to 15.29 33,896 0.00% 51.42% to 49.11% 2019......................... 1.45% to 1.95% 502,334 29.86 to 27.85 14,855 0.00% 34.04% to 33.36% 2018......................... 1.45% to 1.95% 555,831 22.28 to 20.89 12,265 0.00% (2.55)% to (3.05)% 2017......................... 1.45% to 1.95% 291,390 22.86 to 21.54 6,564 0.00% 31.85% to 31.18% 2016......................... 1.45% to 1.95% 328,225 17.34 to 16.42 5,646 0.00% 4.68% to 4.15% AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Invesco Oppenheimer V.I. Capital Appreciation Fund -- Series I Shares 2020......................... 1.15% to 1.60% 345,154 192.00 to 34.53 29,406 0.00% 35.01% to 34.41% 2019......................... 1.15% to 1.60% 415,837 142.20 to 25.69 25,295 0.06% 34.63% to 34.02% 2018......................... 1.15% to 1.60% 484,217 105.63 to 19.17 22,209 0.33% (6.82)% to (7.24)% 2017......................... 1.15% to 1.60% 581,375 113.36 to 20.66 28,780 0.23% 25.38% to 24.81% 2016......................... 1.15% to 1.60% 683,004 90.41 to 16.55 27,894 0.41% (3.33)% to (3.76)% Invesco Oppenheimer V.I. Capital Appreciation Fund -- Series II Shares 2020......................... 1.45% to 2.10% 263,778 41.76 to 29.48 10,441 0.00% 34.27% to 33.38% 2019......................... 1.45% to 2.10% 159,063 31.10 to 22.10 4,418 0.00% 33.88% to 32.99% 2018......................... 1.45% to 2.10% 181,202 23.23 to 16.62 3,765 0.00% (7.33)% to (7.94)% 2017......................... 1.45% to 2.10% 207,692 25.07 to 18.05 4,645 0.01% 24.68% to 23.86% 2016......................... 1.45% to 2.10% 243,018 20.11 to 14.57 4,386 0.11% (3.84)% to (4.47)%
F-74 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Notes to Financial Statements -- Continued December 31, 2020
EXPENSE AS A NET INVESTMENT % OF AVERAGE ASSETS INCOME NET ASSETS (1) UNITS UNIT VALUE 000S RATIO (2) TOTAL RETURN (3) -------------- --------- --------------- ------- ---------- -------------------- Invesco Oppenheimer V.I. Conservative Balanced Fund -- Series I Shares 2020......................... 1.15% to 1.60% 272,259 62.00 to 18.73 10,593 2.10% 13.53% to 13.02% 2019......................... 1.15% to 1.60% 286,119 54.61 to 16.57 9,806 2.27% 16.16% to 15.64% 2018......................... 1.15% to 1.60% 331,475 47.01 to 14.33 9,405 1.98% (6.42)% to (6.84)% 2017......................... 1.15% to 1.60% 349,035 50.23 to 15.38 10,783 1.95% 8.00% to 7.51% 2016......................... 1.15% to 1.60% 375,945 46.51 to 14.30 11,158 2.39% 4.05% to 3.58% Invesco Oppenheimer V.I. Conservative Balanced Fund -- Series II Shares 2020......................... 1.45% to 2.95% 1,399,538 15.94 to 11.45 18,703 1.78% 12.93% to 11.21% 2019......................... 1.45% to 2.95% 1,547,398 14.11 to 10.30 18,374 1.99% 15.52% to 6.25% 2018......................... 1.45% to 2.55% 1,637,908 12.22 to 8.40 16,895 1.73% (6.91)% to (7.95)% 2017......................... 1.45% to 2.55% 1,871,679 13.13 to 9.12 20,762 1.74% 7.37% to 6.18% 2016......................... 1.45% to 2.55% 2,125,261 12.22 to 8.59 22,007 2.17% 3.44% to 2.29% Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund -- Series I Shares 2020......................... 1.15% to 1.60% 275,333 177.44 to 35.25 28,623 0.04% 39.07% to 38.44% 2019......................... 1.15% to 1.60% 319,378 127.59 to 25.46 23,284 0.00% 37.76% to 37.14% 2018......................... 1.15% to 1.60% 374,862 92.62 to 18.57 19,640 0.00% (7.17)% to (7.59)% 2017......................... 1.15% to 1.60% 432,839 99.77 to 20.09 24,387 0.03% 27.31% to 26.74% 2016......................... 1.15% to 1.60% 507,574 78.37 to 15.85 22,242 0.00% 1.16% to 0.70% Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund -- Series II Shares 2020......................... 1.45% to 1.70% 235,666 49.74 to 47.39 11,513 0.00% 38.21% to 37.86% 2019......................... 1.45% to 1.70% 301,780 35.99 to 34.38 10,683 0.00% 36.99% to 36.65% 2018......................... 1.45% to 1.70% 267,456 26.27 to 25.16 6,940 0.00% (7.67)% to (7.91)% 2017......................... 1.45% to 1.70% 297,883 28.45 to 27.32 8,383 0.00% 26.60% to 26.28% 2016......................... 1.45% to 1.70% 293,900 22.48 to 21.63 6,550 0.00% 0.60% to 0.35% Invesco Oppenheimer V.I. Global Fund -- Series II Shares 2020......................... 1.45% to 2.95% 4,465,223 52.55 to 13.12 125,239 0.57% 25.49% to 23.58% 2019......................... 1.45% to 2.95% 2,618,610 41.88 to 10.62 67,455 0.63% 29.55% to 13.11% 2018......................... 1.45% to 2.55% 2,993,966 32.33 to 12.47 59,097 0.82% (14.66)% to (15.62)% 2017......................... 1.45% to 2.55% 3,989,415 37.88 to 14.78 85,383 0.75% 34.35% to 32.86% 2016......................... 1.45% to 2.55% 4,229,281 28.19 to 11.13 66,987 0.87% (1.60)% to (2.70)% Invesco Oppenheimer V.I. Global Strategic Income Fund -- Series I Shares 2020......................... 1.15% to 1.60% 217,269 11.53 to 11.11 2,456 5.70% 2.21% to 1.75% 2019......................... 1.15% to 1.60% 237,123 11.28 to 10.92 2,628 3.84% 9.53% to 9.03% 2018......................... 1.15% to 1.60% 271,723 10.30 to 10.01 2,756 4.96% (5.50)% to (5.93)% 2017......................... 1.15% to 1.60% 317,036 10.90 to 10.64 3,410 2.33% 5.05% to 4.58% 2016......................... 1.15% to 1.60% 370,143 10.37 to 10.18 3,800 5.06% 5.31% to 4.84%
F(75 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Notes to Financial Statements -- Continued December 31, 2020
EXPENSE AS A NET INVESTMENT % OF AVERAGE ASSETS INCOME NET ASSETS (1) UNITS UNIT VALUE 000S RATIO (2) TOTAL RETURN (3) -------------- --------- -------------- ------- ---------- -------------------- Invesco Oppenheimer V.I. Main Street Fund(R) -- Series II Shares 2020.......................... 1.45% to 2.35% 659,954 36.80 to 22.52 17,203 0.34% 12.05% to 11.02% 2019.......................... 1.45% to 2.95% 5,309,757 32.84 to 10.58 112,320 0.82% 29.83% to 12.36% 2018.......................... 1.45% to 2.55% 6,477,488 25.30 to 13.84 106,779 0.83% (9.44)% to (10.45)% 2017.......................... 1.45% to 2.55% 5,972,530 27.93 to 15.46 109,416 1.04% 14.95% to 13.67% 2016.......................... 1.45% to 2.55% 6,989,674 24.30 to 13.60 112,227 0.71% 9.69% to 8.47% Invesco Oppenheimer V.I. Main Street Small Cap Fund(R) -- Series II Shares 2020.......................... 1.45% to 2.95% 884,580 50.60 to 12.52 29,237 0.37% 17.90% to 16.11% 2019.......................... 1.45% to 2.95% 1,052,852 42.92 to 10.78 29,675 0.00% 24.30% to 16.86% 2018.......................... 1.45% to 2.55% 1,209,301 34.53 to 14.37 27,499 0.06% (11.84)% to (12.83)% 2017.......................... 1.45% to 2.55% 1,764,040 39.16 to 16.48 44,261 0.66% 12.26% to 11.01% 2016.......................... 1.45% to 2.55% 2,224,035 34.89 to 14.85 50,574 0.27% 15.97% to 14.68% Invesco Oppenheimer V.I. Total Return Bond Fund -- Series I Shares 2020.......................... 1.15% to 1.60% 380,691 33.00 to 13.58 8,290 3.04% 8.44% to 7.96% 2019.......................... 1.15% to 1.60% 404,864 30.43 to 12.58 8,234 3.39% 8.27% to 7.78% 2018.......................... 1.15% to 1.60% 429,783 28.11 to 11.67 8,094 3.33% (2.17)% to (2.61)% 2017.......................... 1.15% to 1.60% 504,740 28.73 to 11.99 9,660 2.44% 3.39% to 2.92% 2016.......................... 1.15% to 1.60% 576,236 27.79 to 11.65 10,454 3.68% 2.08% to 1.63% Invesco V.I. American Franchise Fund -- Series I shares 2020.......................... 0.75% to 1.70% 736,113 35.61 to 32.42 24,380 0.07% 41.29% to 39.94% 2019.......................... 0.75% to 1.70% 1,014,847 25.21 to 23.16 23,900 0.00% 35.73% to 34.43% 2018.......................... 0.75% to 1.85% 866,472 18.57 to 17.03 15,185 0.00% (4.35)% to (5.42)% 2017.......................... 0.75% to 1.85% 1,218,749 19.41 to 18.01 22,478 0.13% 26.39% to 24.99% 2016.......................... 0.75% to 1.85% 466,844 15.36 to 14.41 6,856 0.00% 1.50% to 0.38% Invesco V.I. American Franchise Fund -- Series II shares 2020.......................... 1.45% to 1.70% 119,779 51.96 to 38.07 5,228 0.00% 39.94% to 39.58% 2019.......................... 1.45% to 1.70% 166,472 37.13 to 27.28 5,082 0.00% 34.45% to 34.11% 2018.......................... 1.45% to 2.20% 195,429 27.62 to 21.47 4,468 0.00% (5.29)% to (6.02)% 2017.......................... 1.45% to 2.20% 225,446 29.16 to 22.85 5,477 0.00% 25.19% to 24.24% 2016.......................... 1.45% to 2.20% 239,707 23.29 to 18.39 4,637 0.00% 0.54% to (0.22)% Invesco V.I. Comstock Fund -- Series II shares 2020.......................... 1.45% to 2.70% 810,189 31.06 to 10.31 20,552 2.16% (2.52)% to (3.76)% 2019.......................... 1.45% to 2.35% 909,037 31.86 to 18.13 23,830 1.68% 23.13% to 22.01% 2018.......................... 1.45% to 2.35% 1,030,378 25.88 to 14.86 21,926 1.38% (13.64)% to (14.44)% 2017.......................... 1.45% to 2.35% 1,174,635 29.96 to 17.37 29,341 1.25% 15.88% to 14.82% 2016.......................... 1.45% to 2.55% 4,807,059 25.86 to 13.03 85,076 1.87% 15.30% to 14.01%
F-76 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Notes to Financial Statements -- Continued December 31, 2020
EXPENSE AS A NET INVESTMENT % OF AVERAGE ASSETS INCOME NET ASSETS (1) UNITS UNIT VALUE 000S RATIO (2) TOTAL RETURN (3) -------------- --------- -------------- ------ ---------- -------------------- Invesco V.I. Core Equity Fund -- Series I shares 2020............................ 1.45% to 2.30% 246,205 23.27 to 20.50 5,593 0.20% 12.20% to 11.23% 2019............................ 1.45% to 2.95% 5,475,060 20.74 to 10.68 98,305 0.92% 27.09% to 14.44% 2018............................ 0.75% to 2.55% 6,673,943 15.53 to 12.40 95,333 1.00% (10.08)% to (11.72)% 2017............................ 0.75% to 2.55% 5,857,135 17.27 to 14.05 94,251 1.04% 12.33% to 10.30% 2016............................ 0.75% to 2.55% 6,221,256 15.37 to 12.73 90,252 1.18% 9.44% to 7.46% Invesco V.I. Equity and Income Fund -- Series II shares 2020............................ 1.45% to 2.95% 984,337 18.99 to 11.08 17,258 2.18% 8.06% to 6.42% 2019............................ 1.45% to 2.95% 1,151,954 17.58 to 10.41 18,863 2.25% 18.27% to 8.72% 2018............................ 1.45% to 2.55% 1,245,249 14.86 to 13.04 17,577 1.95% (11.04)% to (12.04)% 2017............................ 1.45% to 2.55% 1,360,722 16.71 to 14.82 21,684 1.47% 9.18% to 7.96% 2016............................ 1.45% to 2.55% 1,407,768 15.30 to 13.73 20,635 1.65% 13.18% to 11.92% Invesco V.I. Global Real Estate Fund -- Series II shares 2020............................ 1.45% to 2.70% 14,007 16.63 to 8.72 189 4.76% (13.83)% to (14.93)% 2019............................ 1.45% to 2.70% 13,156 19.30 to 10.25 211 3.36% 20.87% to 5.20% 2018............................ 1.45% to 2.20% 15,073 15.97 to 8.62 202 3.68% (7.70)% to (8.41)% 2017............................ 1.45% to 2.20% 16,404 17.30 to 9.41 239 2.98% 11.10% to 10.26% 2016............................ 1.45% to 2.20% 19,385 15.57 to 8.54 257 1.32% 0.35% to (0.42)% Invesco V.I. International Growth Fund -- Series II shares 2020............................ 1.45% to 2.70% 601,678 24.48 to 11.68 12,641 1.01% 12.09% to 10.67% 2019............................ 1.45% to 2.95% 2,818,181 21.84 to 10.54 42,257 1.26% 26.38% to 11.56% 2018............................ 1.45% to 2.55% 3,440,133 17.28 to 9.01 40,942 1.79% (16.44)% to (17.38)% 2017............................ 1.45% to 2.55% 3,619,926 20.68 to 10.91 51,647 1.33% 20.95% to 19.61% 2016............................ 1.45% to 2.55% 3,015,316 17.10 to 9.12 36,773 0.88% (2.13)% to (3.22)% Invesco V.I. Value Opportunities Fund -- Series II shares 2020............................ 1.45% to 2.30% 187,687 22.52 to 14.17 4,054 0.09% 3.80% to 2.91% 2019............................ 1.45% to 2.30% 207,911 21.70 to 13.77 4,324 0.00% 28.23% to 27.13% 2018............................ 1.45% to 2.30% 236,200 16.92 to 10.83 3,821 0.00% (20.53)% to (21.22)% 2017............................ 1.45% to 2.30% 268,667 21.29 to 13.75 5,482 0.01% 15.53% to 14.54% 2016............................ 1.45% to 2.30% 328,828 18.43 to 12.00 5,793 0.08% 16.22% to 15.22% American Century Variable Portfolios II, Inc. VP Inflation Protection Fund -- Class II 2020............................ 1.45% to 2.95% 1,277,455 14.09 to 10.70 16,822 1.19% 7.97% to 6.32% 2019............................ 1.45% to 2.95% 2,918,161 13.05 to 10.06 35,553 2.27% 7.32% to 1.34% 2018............................ 1.45% to 2.55% 3,189,074 12.16 to 10.51 36,387 2.83% (4.24)% to (5.31)% 2017............................ 1.45% to 2.55% 3,146,747 12.70 to 11.10 37,615 2.57% 2.17% to 1.04% 2016............................ 1.45% to 2.55% 3,620,543 12.43 to 10.98 42,576 1.66% 2.88% to 1.73%
F-77 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Notes to Financial Statements -- Continued December 31, 2020
EXPENSE AS A NET INVESTMENT % OF AVERAGE ASSETS INCOME NET ASSETS (1) UNITS UNIT VALUE 000S RATIO (2) TOTAL RETURN (3) -------------- ------- -------------- ------ ---------- -------------------- American Century Variable Portfolios, Inc. VP Disciplined Core Value Fund -- Class I 2020............................... 1.45% to 2.70% 26,442 35.45 to 11.56 633 1.93% 10.19% to 8.79% 2019............................... 1.45% to 2.70% 14,400 32.17 to 10.62 338 2.06% 22.15% to 13.25% 2018............................... 1.45% to 2.20% 16,983 26.34 to 13.89 328 1.89% (8.23)% to (8.93)% 2017............................... 1.45% to 2.20% 28,631 28.70 to 15.26 589 2.30% 18.74% to 17.84% 2016............................... 1.45% to 2.20% 41,953 24.17 to 12.95 740 1.51% 11.84% to 10.99% VP International Fund -- Class I 2020............................... 1.45% to 2.70% 29,986 33.29 to 13.20 635 0.47% 24.05% to 22.48% 2019............................... 1.45% to 2.70% 29,283 26.83 to 10.78 533 0.90% 26.56% to 16.71% 2018............................... 1.45% to 2.20% 35,301 21.20 to 9.21 511 1.26% (16.46)% to (17.10)% 2017............................... 1.45% to 2.20% 35,443 25.38 to 11.10 621 0.81% 29.31% to 28.33% 2016............................... 1.45% to 2.20% 36,661 19.63 to 8.65 507 1.17% (6.87)% to (7.57)% VP Ultra(R) Fund -- Class I 2020............................... 1.45% to 2.70% 4,804 57.65 to 15.85 202 0.00% 47.68% to 45.81% 2019............................... 1.85% to 1.85% 1,263 31.12 to 31.12 39 0.00% 32.09% to 32.09% 2018............................... 1.85% to 2.05% 1,706 23.56 to 22.17 40 0.26% (1.12)% to (1.32)% 2017............................... 1.85% to 2.05% 1,874 23.82 to 22.47 44 0.39% 29.79% to 29.52% 2016............................... 1.85% to 2.05% 2,520 18.36 to 17.35 46 0.48% 2.52% to 2.31% VP Value Fund -- Class I 2020............................... 1.45% to 1.45% 1,929 32.99 to 32.99 64 2.32% (0.49)% to (0.49)% 2019............................... 1.45% to 1.45% 2,093 33.15 to 33.15 69 2.12% 25.19% to 25.19% 2018............................... 1.45% to 1.45% 2,190 26.48 to 26.48 58 1.65% (10.48)% to (10.48)% 2017............................... 1.45% to 1.45% 2,329 29.58 to 29.58 69 1.65% 7.18% to 7.18% 2016............................... 1.45% to 1.45% 2,433 27.60 to 27.60 67 1.74% 18.74% to 18.74% BNY Mellon BNY Mellon Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares 2020............................... 1.45% to 1.45% 2,853 35.89 to 35.89 102 0.82% 6.54% to 6.54% 2019............................... 1.45% to 1.45% 2,936 33.69 to 33.69 99 0.64% 18.44% to 18.44% 2018............................... 1.45% to 1.45% 3,104 28.44 to 28.44 88 0.57% (16.72)% to (16.72)% 2017............................... 1.45% to 1.45% 3,277 34.15 to 34.15 112 1.06% 13.71% to 13.71% 2016............................... 1.45% to 1.45% 3,464 30.04 to 30.04 104 1.06% 13.80% to 13.80% BNY Mellon Sustainable U.S. Equity Portfolio, Inc. -- Initial Shares 2020............................... 1.50% to 1.70% 423,043 19.47 to 18.68 8,245 1.09% 22.28% to 22.03% 2019............................... 1.50% to 1.70% 484,418 15.92 to 15.30 7,721 1.44% 32.34% to 32.07% 2018............................... 1.50% to 1.70% 489,649 12.03 to 11.59 5,897 1.75% (5.84)% to (6.04)% 2017............................... 1.50% to 1.70% 498,511 12.78 to 12.33 6,375 1.13% 13.61% to 13.38% 2016............................... 1.50% to 1.70% 504,596 11.25 to 10.88 5,681 1.27% 8.72% to 8.50%
F-78 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Notes to Financial Statements -- Continued December 31, 2020
EXPENSE AS A NET INVESTMENT % OF AVERAGE ASSETS INCOME NET ASSETS (1) UNITS UNIT VALUE 000S RATIO (2) TOTAL RETURN (3) -------------- ---------- -------------- ------- ---------- ------------------- BNY Mellon Variable Investment Fund -- Government Money Market Portfolio 2020.......................... 1.45% to 2.05% 156,045 9.33 to 8.57 1,442 0.18% (1.24)% to (1.84)% 2019.......................... 1.45% to 2.05% 114,293 9.44 to 8.73 1,062 1.63% 0.19% to (0.42)% 2018.......................... 1.45% to 2.05% 117,127 9.43 to 8.77 1,091 1.32% (0.19)% to (0.80)% 2017.......................... 1.45% to 2.05% 105,919 9.44 to 8.84 987 0.35% (1.11)% to (1.71)% 2016.......................... 1.45% to 2.05% 72,989 9.55 to 9.00 685 0.01% (1.43)% to (2.03)% BlackRock Variable Series Funds, Inc. BlackRock Advantage U.S. Total Market V.I. Fund -- Class III Shares 2020.......................... 1.45% to 2.30% 128,201 33.04 to 25.19 4,077 1.51% 17.92% to 16.90% 2019.......................... 1.45% to 2.30% 159,729 28.02 to 21.55 4,318 2.14% 26.79% to 25.69% 2018.......................... 1.45% to 2.30% 178,250 22.10 to 17.14 3,796 1.47% (8.02)% to (8.81)% 2017.......................... 1.45% to 2.30% 197,227 24.02 to 18.80 4,569 0.87% 12.19% to 11.22% 2016.......................... 1.45% to 2.30% 265,477 21.41 to 16.90 5,489 0.15% 21.62% to 20.58% BlackRock Basic Value V.I. Fund -- Class III Shares 2020.......................... 1.45% to 2.30% 314,614 23.64 to 19.76 6,794 0.81% 1.63% to 0.76% 2019.......................... 1.45% to 2.95% 1,592,127 23.26 to 10.58 29,759 2.06% 21.74% to 12.23% 2018.......................... 1.45% to 2.55% 1,807,923 19.10 to 12.06 27,772 1.43% (9.45)% to (10.47)% 2017.......................... 1.45% to 2.55% 2,094,106 21.10 to 13.47 35,744 1.01% 6.45% to 5.27% 2016.......................... 1.45% to 2.55% 3,532,167 19.82 to 12.80 56,123 1.91% 16.02% to 14.73% BlackRock Global Allocation V.I. Fund -- Class III Shares 2020.......................... 1.45% to 2.95% 11,261,826 24.43 to 12.27 203,199 1.22% 18.96% to 17.15% 2019.......................... 1.45% to 2.95% 13,520,878 20.54 to 10.47 206,941 1.19% 16.05% to 10.03% 2018.......................... 1.45% to 2.55% 15,980,228 17.70 to 11.70 213,230 0.81% (8.93)% to (9.95)% 2017.......................... 1.45% to 2.55% 18,657,344 19.43 to 12.99 274,506 1.23% 12.06% to 10.82% 2016.......................... 1.45% to 2.55% 21,632,566 17.34 to 11.73 284,883 1.17% 2.30% to 1.17% BlackRock Large Cap Focus Growth V.I. Fund -- Class III Shares 2020.......................... 1.45% to 1.95% 278,524 46.98 to 42.65 12,744 0.00% 41.35% to 40.63% 2019.......................... 1.45% to 1.95% 221,085 33.24 to 30.33 7,143 0.00% 30.41% to 29.75% 2018.......................... 1.45% to 1.95% 194,084 25.49 to 23.37 4,797 0.00% 1.27% to 0.75% 2017.......................... 1.45% to 1.95% 169,025 25.17 to 23.20 4,130 0.00% 27.36% to 26.72% 2016.......................... 1.45% to 1.85% 148,951 19.76 to 18.77 2,900 0.44% 5.99% to 5.56% Columbia Funds Variable Series Trust II CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1 2020.......................... 1.45% to 2.95% 5,183,864 22.25 to 13.47 112,646 0.00% 30.02% to 28.04% 2019.......................... 1.45% to 2.95% 2,224,887 17.11 to 10.52 37,639 0.00% 29.84% to 10.97% 2018.......................... 1.45% to 2.55% 2,842,960 13.18 to 12.79 37,270 0.00% (3.82)% to (4.90)% 2017.......................... 1.45% to 2.55% 4,651,585 13.70 to 13.45 63,499 0.00% 31.11% to 29.65% 2016 (4)...................... 1.45% to 2.30% 1,971,256 10.45 to 10.39 20,587 0.00% 6.77% to 5.86%
F-79 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Notes to Financial Statements -- Continued December 31, 2020
EXPENSE AS A NET INVESTMENT % OF AVERAGE ASSETS INCOME NET ASSETS (1) UNITS UNIT VALUE 000S RATIO (2) TOTAL RETURN (3) -------------- --------- -------------- ------ ---------- -------------------- Columbia Variable Portfolio -- Overseas Core Fund -- Class 2 2020........................... 1.45% to 2.70% 918,564 13.20 to 11.40 12,037 1.44% 7.25% to 5.89% 2019........................... 1.45% to 2.30% 1,079,041 12.31 to 11.92 13,210 1.82% 23.33% to 22.27% 2018........................... 1.45% to 2.30% 1,219,887 9.98 to 9.75 12,124 2.57% (18.03)% to (18.74)% 2017........................... 1.45% to 2.30% 1,371,867 12.17 to 12.00 16,657 1.87% 25.34% to 24.27% 2016 (4)....................... 1.45% to 2.40% 1,592,466 9.71 to 9.65 15,451 1.74% (4.27)% to (5.19)% Deutsche DWS Variable Series I DWS Capital Growth VIP -- Class B Shares 2020........................... 1.45% to 2.70% 9,878 35.63 to 14.42 317 0.04% 36.69% to 34.96% 2019........................... 1.50% to 1.50% 54 25.95 to 25.95 1 0.16% 34.73% to 34.73% 2018........................... 1.45% to 1.50% 500 19.34 to 19.26 10 0.47% (3.30)% to (3.35)% 2017........................... 1.45% to 1.50% 505 20.00 to 19.93 10 0.46% 24.14% to 24.08% 2016........................... 1.45% to 1.50% 508 16.11 to 16.06 8 0.52% 2.49% to 2.44% Deutsche DWS Variable Series II DWS CROCI(R) U.S. VIP -- Class B Shares 2020........................... 1.45% to 2.70% 14,968 14.20 to 9.36 200 0.86% (13.68)% to (14.78)% 2019........................... 1.45% to 2.05% 3,181 16.45 to 15.60 51 1.59% 30.57% to 29.77% 2018........................... 1.45% to 2.05% 3,554 12.60 to 12.02 43 2.19% (12.01)% to (12.55)% 2017........................... 1.45% to 2.05% 3,580 14.32 to 13.75 50 1.20% 20.68% to 19.95% 2016........................... 1.45% to 2.05% 4,554 11.87 to 11.46 53 0.70% (6.00)% to (6.57)% DWS Small Mid Cap Value VIP -- Class B Shares 2020........................... 1.45% to 2.05% 381 37.18 to 19.21 11 1.12% (2.54)% to (3.13)% 2019........................... 1.45% to 2.05% 385 38.15 to 19.83 11 0.36% 19.24% to 18.51% 2018........................... 1.45% to 2.05% 420 31.99 to 16.73 10 1.01% (17.55)% to (18.05)% 2017........................... 1.45% to 2.05% 416 38.80 to 20.42 12 0.37% 8.54% to 7.88% 2016........................... 1.45% to 2.05% 691 35.75 to 18.93 21 0.23% 14.79% to 14.09% Eaton Vance Variable Trust VT Floating -- Rate Income Fund 2020........................... 1.45% to 2.95% 2,304,568 14.55 to 9.97 31,675 3.35% 0.52% to (1.01)% 2019........................... 1.45% to 2.95% 3,508,172 14.47 to 10.07 47,382 4.30% 5.53% to 1.42% 2018........................... 1.45% to 2.55% 4,310,088 13.71 to 10.81 55,170 3.78% (1.53)% to (2.63)% 2017........................... 1.45% to 2.55% 3,553,962 13.93 to 11.10 47,028 3.26% 1.93% to 0.79% 2016........................... 1.45% to 2.55% 3,454,127 13.66 to 11.01 45,076 3.48% 7.37% to 6.18% Federated Hermes Insurance Series Federated Hermes High Income Bond Fund II -- Primary Shares 2020........................... 1.15% to 1.60% 229,820 43.50 to 24.51 7,564 5.95% 4.37% to 3.90% 2019........................... 1.15% to 1.60% 263,604 41.68 to 23.59 8,329 6.18% 13.23% to 12.72% 2018........................... 1.15% to 1.60% 312,043 36.81 to 20.92 8,709 8.26% (4.41)% to (4.84)% 2017........................... 1.15% to 1.60% 392,514 38.51 to 21.99 11,433 6.75% 5.71% to 5.24% 2016........................... 1.15% to 1.60% 438,539 36.42 to 20.89 12,261 6.39% 13.50% to 12.99%
F-80 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Notes to Financial Statements -- Continued December 31, 2020
EXPENSE AS A NET INVESTMENT % OF AVERAGE ASSETS INCOME NET ASSETS (1) UNITS UNIT VALUE 000S RATIO (2) TOTAL RETURN (3) -------------- --------- -------------- ------ ---------- ------------------- Federated Hermes High Income Bond Fund II -- Service Shares 2020............................. 1.45% to 2.30% 342,250 25.70 to 18.96 8,704 5.87% 3.93% to 3.03% 2019............................. 1.45% to 2.30% 407,731 24.73 to 18.40 9,986 6.12% 12.47% to 11.50% 2018............................. 1.45% to 2.30% 480,427 21.99 to 16.50 10,464 8.01% (4.84)% to (5.66)% 2017............................. 1.45% to 2.30% 572,362 23.11 to 17.49 13,105 6.78% 5.02% to 4.12% 2016............................. 1.45% to 2.30% 661,694 22.00 to 16.80 14,457 5.99% 12.87% to 11.90% Federated Hermes Kaufmann Fund II -- Service Shares 2020............................. 1.45% to 2.95% 817,878 62.16 to 12.86 33,781 0.00% 26.62% to 24.69% 2019............................. 1.45% to 2.30% 397,953 49.09 to 28.10 17,962 0.00% 31.58% to 30.45% 2018............................. 1.45% to 2.30% 483,018 37.31 to 21.54 16,558 0.00% 2.06% to 1.18% 2017............................. 1.45% to 2.30% 565,395 36.55 to 21.29 18,972 0.00% 26.12% to 25.04% 2016............................. 1.45% to 2.40% 669,966 28.98 to 13.39 17,713 0.00% 1.92% to 0.94% Federated Hermes Managed Volatility Fund II -- Primary Shares 2020............................. 1.15% to 1.60% 346,612 34.16 to 16.22 8,326 2.63% (0.23)% to (0.68)% 2019............................. 1.15% to 1.60% 401,469 34.24 to 16.33 9,683 2.06% 18.85% to 18.31% 2018............................. 1.15% to 1.60% 414,090 28.81 to 13.80 8,569 2.24% (9.55)% to (9.96)% 2017............................. 1.15% to 1.60% 246,565 31.85 to 15.33 5,717 4.00% 16.76% to 16.23% 2016............................. 1.15% to 1.60% 284,028 27.28 to 13.19 5,631 5.04% 6.45% to 5.98% Fidelity(R) Variable Insurance Products Fund VIP Asset Manager/SM /Portfolio -- Initial Class 2020............................. 1.15% to 1.60% 643,594 69.29 to 21.74 39,298 1.49% 13.55% to 13.04% 2019............................. 1.15% to 1.60% 707,627 61.02 to 19.23 37,629 1.72% 16.89% to 16.36% 2018............................. 1.15% to 1.60% 813,538 52.21 to 16.53 36,760 1.64% (6.44)% to (6.87)% 2017............................. 1.15% to 1.60% 916,639 55.80 to 17.75 44,319 1.83% 12.80% to 12.29% 2016............................. 1.15% to 1.60% 1,050,104 49.47 to 15.80 44,751 1.44% 1.89% to 1.43% VIP Asset Manager/SM /Portfolio -- Service Class 2 2020............................. 1.45% to 2.30% 264,508 21.70 to 18.55 5,381 1.28% 12.87% to 11.90% 2019............................. 1.45% to 2.30% 279,656 19.23 to 16.57 5,036 1.54% 16.30% to 15.30% 2018............................. 1.45% to 2.30% 317,202 16.53 to 14.38 4,926 1.39% (6.99)% to (7.80)% 2017............................. 1.45% to 2.30% 362,146 17.77 to 15.59 6,060 1.55% 12.10% to 11.13% 2016............................. 1.45% to 2.30% 503,089 15.86 to 14.03 7,542 1.17% 1.35% to 0.48% VIP Balanced Portfolio -- Service Class 2 2020............................. 1.45% to 2.95% 3,167,986 25.94 to 12.58 73,537 1.26% 20.36% to 18.53% 2019............................. 1.45% to 2.95% 3,373,337 21.55 to 10.61 65,443 1.54% 22.32% to 13.09% 2018............................. 1.45% to 2.55% 3,543,811 17.62 to 14.00 57,219 1.24% (5.83)% to (6.89)% 2017............................. 1.45% to 2.55% 3,994,733 18.71 to 15.04 68,642 1.25% 14.44% to 13.16% 2016............................. 1.45% to 2.55% 4,451,565 16.35 to 13.29 67,008 1.16% 5.43% to 4.26%
F-81 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Notes to Financial Statements -- Continued December 31, 2020
EXPENSE AS A NET INVESTMENT % OF AVERAGE ASSETS INCOME NET ASSETS (1) UNITS UNIT VALUE 000S RATIO (2) TOTAL RETURN (3) -------------- --------- --------------- ------- ---------- -------------------- VIP Contrafund(R) Portfolio -- Initial Class 2020......................... 1.15% to 1.60% 1,330,933 139.43 to 44.31 111,998 0.25% 29.06% to 28.48% 2019......................... 1.15% to 1.60% 1,515,972 108.03 to 34.49 98,145 0.45% 30.07% to 29.48% 2018......................... 1.15% to 1.60% 1,750,240 83.06 to 26.64 86,785 0.69% (7.46)% to (7.88)% 2017......................... 1.15% to 1.60% 1,993,834 89.76 to 28.92 106,146 0.98% 20.48% to 19.94% 2016......................... 1.15% to 1.60% 2,386,708 74.50 to 24.11 104,523 0.78% 6.76% to 6.29% VIP Contrafund(R) Portfolio -- Service Class 2 2020......................... 1.45% to 2.70% 2,105,121 53.42 to 13.45 84,624 0.09% 28.35% to 26.72% 2019......................... 1.45% to 2.95% 3,465,444 41.62 to 10.60 98,850 0.21% 29.37% to 12.83% 2018......................... 1.45% to 2.55% 4,330,377 32.17 to 15.19 96,356 0.41% (8.00)% to (9.03)% 2017......................... 1.45% to 2.55% 6,330,228 34.97 to 16.70 149,150 0.77% 19.83% to 18.50% 2016......................... 1.45% to 2.55% 5,987,180 29.18 to 14.09 121,938 0.44% 6.17% to 4.99% VIP Dynamic Capital Appreciation Portfolio -- Service Class 2 2020......................... 1.45% to 1.70% 46,449 49.29 to 47.12 2,233 0.05% 31.41% to 31.08% 2019......................... 1.45% to 1.70% 51,564 37.51 to 35.95 1,897 0.37% 27.94% to 27.62% 2018......................... 1.45% to 1.70% 60,233 29.32 to 28.17 1,733 0.31% (6.55)% to (6.79)% 2017......................... 1.45% to 1.70% 79,730 31.37 to 30.22 2,466 0.62% 21.72% to 21.41% 2016......................... 1.45% to 1.70% 93,114 25.77 to 24.89 2,362 0.70% 1.17% to 0.92% VIP Equity-Income Portfolio -- Initial Class 2020......................... 1.15% to 1.60% 952,178 123.64 to 24.19 68,677 1.78% 5.46% to 4.99% 2019......................... 1.15% to 1.60% 1,092,955 117.23 to 23.04 73,813 1.97% 25.98% to 25.41% 2018......................... 1.15% to 1.60% 1,259,203 93.06 to 18.37 66,554 2.18% (9.35)% to (9.77)% 2017......................... 1.15% to 1.60% 1,439,981 102.66 to 20.36 83,586 1.67% 11.60% to 11.10% 2016......................... 1.15% to 1.60% 1,699,936 91.99 to 18.32 86,520 2.24% 16.66% to 16.14% VIP Equity-Income Portfolio -- Service Class 2 2020......................... 1.45% to 2.95% 6,938,864 30.68 to 11.06 137,238 2.07% 4.90% to 3.30% 2019......................... 1.45% to 2.95% 3,137,408 29.25 to 10.71 66,685 1.79% 25.26% to 15.21% 2018......................... 1.45% to 2.55% 3,615,685 23.35 to 11.43 61,043 1.97% (9.87)% to (10.88)% 2017......................... 1.45% to 2.55% 4,115,160 25.90 to 12.83 77,518 1.58% 11.02% to 9.79% 2016......................... 1.45% to 2.40% 2,765,882 23.33 to 11.86 52,129 1.37% 16.01% to 14.89% VIP Growth & Income Portfolio -- Initial Class 2020......................... 1.15% to 1.60% 468,224 45.14 to 24.06 16,382 2.06% 6.60% to 6.13% 2019......................... 1.15% to 1.60% 572,663 42.35 to 22.67 19,010 3.57% 28.56% to 27.98% 2018......................... 1.15% to 1.60% 669,851 32.94 to 17.72 17,108 0.35% (10.03)% to (10.44)% 2017......................... 0.75% to 1.60% 753,630 23.82 to 19.78 21,216 1.24% 16.02% to 15.04% 2016......................... 0.75% to 1.60% 861,702 20.53 to 17.20 20,834 1.66% 15.21% to 14.23%
F-82 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Notes to Financial Statements -- Continued December 31, 2020
EXPENSE AS A NET INVESTMENT % OF AVERAGE ASSETS INCOME NET ASSETS (1) UNITS UNIT VALUE 000S RATIO (2) TOTAL RETURN (3) -------------- ---------- --------------- ------- ---------- -------------------- VIP Growth & Income Portfolio -- Service Class 2 2020......................... 1.45% to 1.95% 622,539 31.72 to 25.80 15,242 1.95% 6.03% to 5.50% 2019......................... 1.45% to 1.95% 596,708 29.91 to 24.45 13,990 3.44% 27.80% to 27.15% 2018......................... 1.45% to 1.95% 693,248 23.41 to 19.23 12,702 0.19% (10.52)% to (10.97)% 2017......................... 1.45% to 1.95% 938,297 26.16 to 21.60 18,986 1.07% 14.93% to 14.34% 2016......................... 1.45% to 1.95% 1,126,092 22.76 to 18.89 19,602 1.76% 14.13% to 13.56% VIP Growth Opportunities Portfolio -- Initial Class 2020......................... 1.15% to 1.60% 349,783 78.26 to 45.06 21,657 0.01% 66.72% to 65.97% 2019......................... 1.15% to 1.60% 371,845 46.94 to 27.15 13,156 0.14% 39.22% to 38.59% 2018......................... 0.75% to 1.60% 406,228 25.17 to 19.59 10,428 0.12% 11.61% to 10.65% 2017......................... 0.75% to 1.60% 436,435 22.55 to 17.70 10,237 0.30% 33.51% to 32.37% 2016......................... 0.75% to 1.60% 485,643 16.89 to 13.37 8,601 0.31% (0.41)% to (1.26)% VIP Growth Opportunities Portfolio -- Service Class 2 2020......................... 1.45% to 2.95% 1,610,844 55.14 to 17.74 83,616 0.00% 65.79% to 63.28% 2019......................... 1.45% to 2.30% 221,938 33.26 to 31.05 7,307 0.00% 38.46% to 37.26% 2018......................... 1.45% to 2.30% 295,327 24.02 to 22.62 7,032 0.08% 10.57% to 9.62% 2017......................... 1.45% to 2.30% 179,474 21.72 to 20.64 3,877 0.11% 32.24% to 31.10% 2016......................... 1.45% to 2.40% 244,930 16.43 to 15.66 4,002 0.05% (1.38)% to (2.33)% VIP Growth Portfolio -- Initial Class 2020......................... 1.15% to 1.60% 709,677 241.64 to 36.74 77,383 0.08% 42.23% to 41.60% 2019......................... 1.15% to 1.60% 800,049 169.88 to 25.94 61,520 0.26% 32.77% to 32.17% 2018......................... 1.15% to 1.60% 942,343 127.95 to 19.63 54,324 0.24% (1.32)% to (1.77)% 2017......................... 1.15% to 1.60% 1,084,069 129.67 to 19.98 62,496 0.22% 33.58% to 32.98% 2016......................... 1.15% to 1.60% 1,270,208 97.07 to 15.03 53,604 0.04% (0.36)% to (0.80)% VIP Growth Portfolio -- Service Class 2 2020......................... 1.45% to 2.30% 638,950 57.09 to 40.08 20,823 0.05% 41.47% to 40.25% 2019......................... 1.45% to 2.30% 890,448 40.36 to 28.57 21,867 0.06% 32.03% to 30.90% 2018......................... 1.45% to 2.30% 1,014,497 30.57 to 21.83 18,717 0.04% (1.88)% to (2.74)% 2017......................... 1.45% to 2.30% 1,138,148 31.15 to 22.44 21,409 0.08% 32.87% to 31.73% 2016......................... 1.45% to 2.30% 1,126,260 23.45 to 17.04 15,246 0.00% (0.90)% to (1.76)% VIP Investment Grade Bond Portfolio -- Service Class 2 2020......................... 1.45% to 2.95% 5,125,703 14.96 to 10.73 73,491 2.07% 7.58% to 5.94% 2019......................... 1.45% to 2.95% 5,608,412 13.91 to 10.13 75,094 2.47% 7.82% to 2.60% 2018......................... 1.45% to 2.55% 6,078,307 12.90 to 11.32 75,876 1.94% (2.23)% to (3.33)% 2017......................... 1.45% to 2.55% 9,506,920 13.20 to 11.71 121,545 2.17% 2.49% to 1.35% 2016......................... 1.45% to 2.55% 10,950,778 12.87 to 11.55 137,126 2.28% 2.97% to 1.82%
F-83 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Notes to Financial Statements -- Continued December 31, 2020
EXPENSE AS A NET INVESTMENT % OF AVERAGE ASSETS INCOME NET ASSETS (1) UNITS UNIT VALUE 000S RATIO (2) TOTAL RETURN (3) -------------- ---------- -------------- ------- ---------- -------------------- VIP Mid Cap Portfolio -- Initial Class 2020......................... 0.75% to 0.75% 139 59.89 to 59.89 8 0.66% 17.30% to 17.30% 2019......................... 0.75% to 0.75% 139 51.06 to 51.06 7 0.76% 22.52% to 22.52% 2018......................... 0.75% to 0.75% 212 41.67 to 41.67 9 0.64% (15.18)% to (15.18)% 2017......................... 0.75% to 0.75% 271 49.13 to 49.13 13 0.71% 19.90% to 19.90% 2016......................... 0.75% to 0.75% 268 40.98 to 40.98 11 0.52% 11.39% to 11.39% VIP Mid Cap Portfolio -- Service Class 2 2020......................... 1.15% to 2.70% 1,245,670 57.33 to 11.87 57,839 0.36% 16.51% to 14.69% 2019......................... 1.15% to 2.95% 3,381,562 49.21 to 10.34 99,611 0.65% 21.76% to 7.14% 2018......................... 1.15% to 2.55% 3,892,358 40.41 to 14.33 94,762 0.39% (15.76)% to (16.96)% 2017......................... 1.15% to 2.55% 4,371,427 47.97 to 17.26 129,568 0.47% 19.15% to 17.47% 2016......................... 1.15% to 2.55% 5,321,532 40.26 to 14.69 134,193 0.33% 10.64% to 9.08% VIP Overseas Portfolio -- Initial Class 2020......................... 0.75% to 1.60% 339,686 20.05 to 19.82 12,442 0.44% 14.75% to 13.77% 2019......................... 0.75% to 1.60% 386,086 17.47 to 17.42 12,318 1.56% 26.81% to 25.73% 2018......................... 0.75% to 1.60% 518,531 13.78 to 13.85 13,286 1.50% (15.45)% to (16.18)% 2017......................... 0.75% to 1.60% 582,607 16.30 to 16.53 17,614 1.40% 29.31% to 28.21% 2016......................... 0.75% to 1.60% 654,951 12.60 to 12.89 15,403 1.36% (5.77)% to (6.57)% VIP Value Strategies Portfolio -- Service Class 2 2020......................... 1.45% to 1.85% 100,450 26.09 to 24.38 2,595 1.05% 6.45% to 6.02% 2019......................... 1.45% to 1.85% 89,980 24.51 to 23.00 2,180 1.40% 32.15% to 31.62% 2018......................... 1.45% to 1.85% 107,961 18.55 to 17.47 1,980 0.70% (18.70)% to (19.03)% 2017......................... 1.45% to 1.85% 115,318 22.81 to 21.58 2,609 1.23% 17.36% to 16.89% 2016......................... 1.45% to 2.20% 139,915 19.44 to 18.27 2,693 0.86% 7.69% to 6.87% Franklin Templeton Variable Insurance Products Trust Franklin Allocation VIP Fund -- Class 2 Shares 2020......................... 1.45% to 2.95% 3,226,110 15.71 to 11.30 46,846 1.49% 10.12% to 8.45% 2019......................... 1.45% to 2.95% 3,885,483 14.26 to 10.42 51,620 3.54% 18.12% to 8.92% 2018......................... 1.45% to 2.55% 4,651,064 12.07 to 10.63 52,976 3.04% (10.97)% to (11.97)% 2017......................... 1.45% to 2.55% 5,446,835 13.56 to 12.08 70,021 2.66% 10.36% to 9.13% 2016......................... 1.45% to 2.55% 6,295,431 12.29 to 11.07 73,692 3.89% 11.54% to 10.30% Franklin Income VIP Fund -- Class 2 Shares 2020......................... 1.45% to 2.95% 12,214,101 19.70 to 10.05 197,153 5.89% (0.77)% to (2.28)% 2019......................... 1.45% to 2.95% 13,872,298 19.85 to 10.28 228,613 5.36% 14.38% to 5.93% 2018......................... 1.45% to 2.55% 15,980,562 17.35 to 11.91 235,328 4.82% (5.70)% to (6.76)% 2017......................... 1.45% to 2.55% 19,017,806 18.40 to 12.77 298,896 4.16% 8.09% to 6.88% 2016......................... 1.45% to 2.55% 22,022,852 17.02 to 11.95 322,404 5.01% 12.37% to 11.12%
F-84 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Notes to Financial Statements -- Continued December 31, 2020
EXPENSE AS A NET INVESTMENT % OF AVERAGE ASSETS INCOME NET ASSETS (1) UNITS UNIT VALUE 000S RATIO (2) TOTAL RETURN (3) -------------- ------- -------------- ------ ---------- -------------------- Franklin Large Cap Growth VIP Fund -- Class 2 Shares 2020............................. 1.45% to 2.70% 8,569 46.62 to 14.55 332 0.00% 42.54% to 40.73% 2019............................. 1.45% to 2.05% 5,369 32.71 to 24.39 172 0.00% 32.63% to 31.82% 2018............................. 1.45% to 2.05% 6,687 24.66 to 18.50 160 0.00% (2.90)% to (3.50)% 2017............................. 1.45% to 2.05% 7,145 25.40 to 19.17 176 0.62% 26.26% to 25.49% 2016............................. 1.45% to 2.05% 8,656 20.12 to 15.28 168 0.00% (3.21)% to (3.80)% Franklin Mutual Shares VIP Fund -- Class 2 Shares 2020............................. 1.45% to 2.30% 518,822 24.70 to 14.05 9,787 2.88% (6.42)% to (7.23)% 2019............................. 1.45% to 2.30% 542,401 26.40 to 15.14 11,058 1.73% 20.80% to 19.75% 2018............................. 1.45% to 2.30% 684,419 21.85 to 12.64 11,807 2.31% (10.39)% to (11.17)% 2017............................. 1.45% to 2.30% 807,265 24.39 to 14.23 15,618 2.22% 6.78% to 5.86% 2016............................. 1.45% to 2.40% 899,932 22.84 to 11.63 16,318 1.97% 14.38% to 13.28% Templeton Foreign VIP Fund -- Class 1 Shares 2020............................. 1.15% to 1.60% 285,937 15.37 to 14.30 4,181 3.60% (2.06)% to (2.50)% 2019............................. 1.15% to 1.60% 333,141 15.69 to 14.66 4,987 1.96% 11.54% to 11.04% 2018............................. 1.15% to 1.60% 401,348 14.07 to 13.20 5,399 2.92% (16.25)% to (16.63)% 2017............................. 0.75% to 1.60% 455,848 17.71 to 15.84 7,353 2.75% 16.14% to 15.16% 2016............................. 1.15% to 1.60% 520,746 14.52 to 13.75 7,303 2.15% 6.25% to 5.78% Templeton Foreign VIP Fund -- Class 2 Shares 2020............................. 1.45% to 2.05% 9,754 21.08 to 12.00 186 4.05% (2.59)% to (3.18)% 2019............................. 1.45% to 2.70% 39,707 21.64 to 10.53 574 1.75% 10.90% to 11.16% 2018............................. 1.45% to 2.20% 42,632 19.52 to 8.42 561 2.63% (16.68)% to (17.31)% 2017............................. 1.45% to 2.20% 42,788 23.42 to 10.18 682 2.22% 15.01% to 14.13% 2016............................. 1.45% to 2.20% 76,618 20.37 to 8.92 1,035 1.96% 5.63% to 4.82% Templeton Global Bond VIP Fund -- Class 1 Shares 2020............................. 1.15% to 1.40% 211,197 17.88 to 17.18 3,655 8.41% (6.17)% to (6.40)% 2019............................. 1.15% to 1.40% 265,427 19.06 to 18.35 4,923 7.04% 1.08% to 0.83% 2018............................. 1.15% to 1.40% 293,263 18.86 to 18.20 5,388 0.00% 1.03% to 0.78% 2017............................. 1.15% to 1.40% 318,265 18.66 to 18.06 5,797 0.00% 0.98% to 0.73% 2016............................. 1.15% to 1.40% 367,813 18.48 to 17.93 6,648 0.00% 2.02% to 1.77% Templeton Growth VIP Fund -- Class 2 Shares 2020............................. 1.45% to 2.20% 500,692 13.51 to 12.08 6,307 3.03% 4.27% to 3.47% 2019............................. 1.45% to 2.70% 578,148 12.96 to 10.63 7,034 2.84% 13.48% to 13.42% 2018............................. 1.45% to 2.20% 683,681 11.42 to 10.37 7,356 2.14% (16.09)% to (16.73)% 2017............................. 1.45% to 2.20% 889,619 13.61 to 12.45 11,558 1.61% 16.79% to 15.90% 2016............................. 1.45% to 2.20% 794,807 11.65 to 10.74 8,798 2.09% 8.03% to 7.21%
F-85 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Notes to Financial Statements -- Continued December 31, 2020
EXPENSE AS A NET INVESTMENT % OF AVERAGE ASSETS INCOME NET ASSETS (1) UNITS UNIT VALUE 000S RATIO (2) TOTAL RETURN (3) -------------- ---------- -------------- ------- ---------- -------------------- Goldman Sachs Variable Insurance Trust Goldman Sachs Government Money Market Fund -- Service Shares 2020.......................... 0.75% to 2.80% 14,188,414 9.78 to 9.69 129,769 0.25% (0.48)% to (2.54)% 2019.......................... 0.75% to 2.95% 12,166,472 9.83 to 9.93 112,712 1.84% 1.09% to (1.37)% 2018.......................... 0.75% to 2.45% 13,748,569 9.73 to 8.71 126,903 1.46% 0.72% to (1.02)% 2017.......................... 0.75% to 2.55% 13,526,631 9.66 to 8.75 124,949 0.50% (0.24)% to (2.05)% 2016.......................... 0.75% to 2.55% 14,233,505 9.68 to 8.93 132,976 0.04% (0.71)% to (2.50)% Goldman Sachs Large Cap Value Fund -- Institutional Shares 2020.......................... 1.15% to 1.60% 278,468 21.37 to 20.05 5,868 1.42% 2.78% to 2.32% 2019.......................... 1.15% to 1.60% 294,059 20.79 to 19.60 6,049 1.48% 24.48% to 23.92% 2018.......................... 1.15% to 1.60% 331,048 16.71 to 15.82 5,486 1.22% (9.51)% to (9.93)% 2017.......................... 1.15% to 1.60% 385,587 18.46 to 17.56 7,080 1.58% 8.60% to 8.11% 2016.......................... 1.15% to 1.60% 440,569 17.00 to 16.24 7,464 2.05% 10.30% to 9.80% Goldman Sachs Mid Cap Value Fund -- Institutional Shares 2020.......................... 1.15% to 2.30% 659,144 51.59 to 22.49 30,767 0.63% 7.15% to 5.91% 2019.......................... 1.15% to 2.30% 744,552 48.15 to 21.24 32,552 0.77% 30.02% to 28.50% 2018.......................... 1.15% to 2.30% 882,773 37.03 to 16.53 29,982 1.26% (11.49)% to (12.53)% 2017.......................... 1.15% to 2.30% 1,043,479 41.84 to 18.89 39,934 0.61% 9.80% to 8.52% 2016.......................... 1.15% to 2.30% 1,673,110 38.11 to 17.41 51,961 1.43% 12.23% to 10.93% JPMorgan Insurance Trust JPMorgan Insurance Trust Core Bond Portfolio -- Class 1 2020.......................... 1.45% to 2.70% 159,380 16.03 to 10.59 2,376 1.89% 6.28% to 4.93% 2019.......................... 1.45% to 2.70% 180,641 15.08 to 10.09 2,579 2.56% 6.61% to 1.94% 2018.......................... 1.45% to 2.20% 196,996 14.15 to 12.21 2,659 2.55% (1.41)% to (2.16)% 2017.......................... 1.45% to 2.20% 248,134 14.35 to 12.48 3,406 2.52% 2.07% to 1.30% 2016.......................... 1.45% to 2.20% 278,782 14.06 to 12.32 3,768 2.62% 0.64% to (0.12)% JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1 2020.......................... 1.45% to 2.70% 11,919 36.16 to 10.21 229 1.63% (1.09)% to (2.34)% 2019.......................... 1.45% to 2.70% 17,818 36.56 to 10.45 342 1.61% 24.92% to 9.57% 2018.......................... 1.45% to 2.20% 20,960 29.26 to 9.31 332 0.85% (13.12)% to (13.79)% 2017.......................... 1.45% to 2.20% 15,289 33.68 to 10.80 295 0.91% 12.12% to 11.74% 2016.......................... 1.45% to 2.05% 3,206 30.04 to 28.67 95 0.88% 13.04% to 12.35% JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1 2020.......................... 1.45% to 2.70% 7,847 40.72 to 11.69 162 0.83% 12.04% to 10.62% 2019.......................... 1.45% to 2.70% 4,539 36.34 to 10.57 93 0.41% 22.77% to 12.02% 2018.......................... 1.45% to 2.20% 5,359 29.60 to 11.34 93 0.47% (13.21)% to (13.88)% 2017.......................... 1.45% to 2.20% 10,889 34.11 to 13.17 208 0.32% 13.56% to 12.70% 2016.......................... 1.45% to 2.20% 13,229 30.04 to 11.69 231 0.02% 18.48% to 38.30%
F-86 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Notes to Financial Statements -- Continued December 31, 2020
EXPENSE AS A NET INVESTMENT % OF AVERAGE ASSETS INCOME NET ASSETS (1) UNITS UNIT VALUE 000S RATIO (2) TOTAL RETURN (3) -------------- --------- --------------- ------- ---------- ------------------- JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1 2020........................ 1.45% to 2.70% 34,903 37.26 to 13.27 1,146 0.83% 23.45% to 21.88% 2019........................ 1.45% to 2.70% 48,037 30.18 to 10.88 1,351 0.86% 29.84% to 19.09% 2018........................ 1.45% to 2.20% 58,934 23.24 to 18.16 1,297 0.72% (7.53)% to (8.24)% 2017........................ 1.45% to 2.20% 47,172 25.14 to 19.79 1,129 0.88% 20.56% to 19.65% 2016........................ 1.45% to 2.20% 59,840 20.85 to 16.54 1,196 0.95% 9.33% to 8.50% Janus Aspen Series Janus Henderson Balanced Portfolio -- Institutional Shares 2020........................ 1.15% to 1.60% 1,201,550 83.27 to 34.97 67,618 2.41% 12.99% to 12.49% 2019........................ 1.15% to 1.60% 1,372,598 73.70 to 31.09 67,981 1.89% 21.18% to 20.63% 2018........................ 1.15% to 1.60% 1,541,152 60.82 to 25.77 63,108 2.15% (0.48)% to (0.94)% 2017........................ 1.15% to 1.60% 1,754,161 61.11 to 26.01 72,839 1.59% 17.07% to 16.55% 2016........................ 1.15% to 1.60% 2,031,781 52.20 to 22.32 71,783 2.18% 3.40% to 2.94% Janus Henderson Balanced Portfolio -- Service Shares 2020........................ 1.45% to 2.95% 3,934,377 35.61 to 11.74 103,837 2.06% 12.38% to 10.67% 2019........................ 1.45% to 2.95% 4,362,890 31.68 to 10.61 104,197 1.62% 20.50% to 12.94% 2018........................ 1.45% to 2.55% 4,557,252 26.29 to 16.36 93,108 1.78% (1.03)% to (2.14)% 2017........................ 1.45% to 2.55% 5,193,649 26.57 to 16.72 107,672 1.37% 16.43% to 15.13% 2016........................ 1.45% to 2.55% 5,802,246 22.82 to 14.52 103,508 1.92% 2.82% to 1.67% Janus Henderson Enterprise Portfolio -- Institutional Shares 2020........................ 1.15% to 1.60% 567,328 150.58 to 41.31 48,775 0.11% 18.10% to 17.57% 2019........................ 1.15% to 1.60% 663,852 127.51 to 35.13 47,920 0.20% 33.93% to 33.32% 2018........................ 1.15% to 1.60% 770,451 95.21 to 26.35 41,324 0.26% (1.57)% to (2.01)% 2017........................ 1.15% to 1.60% 891,322 96.72 to 26.89 48,550 0.62% 25.96% to 25.39% 2016........................ 1.15% to 1.60% 1,051,330 76.79 to 21.45 45,233 0.14% 11.07% to 10.57% Janus Henderson Enterprise Portfolio -- Service Shares 2020........................ 1.50% to 1.70% 239,694 21.99 to 21.09 5,743 0.04% 17.40% to 17.16% 2019........................ 1.50% to 1.70% 285,568 18.73 to 18.00 5,787 0.05% 33.13% to 32.86% 2018........................ 1.50% to 1.70% 320,337 14.07 to 13.55 4,945 0.13% (2.16)% to (2.36)% 2017........................ 1.50% to 1.70% 354,600 14.38 to 13.88 5,538 0.53% 25.19% to 24.93% 2016........................ 1.50% to 1.70% 387,640 11.49 to 11.11 4,824 0.02% 10.43% to 10.20% Janus Henderson Flexible Bond Portfolio -- Institutional Shares 2020........................ 0.75% to 1.60% 328,355 26.86 to 22.52 9,236 2.89% 9.65% to 8.72% 2019........................ 0.75% to 1.60% 361,263 24.50 to 20.72 9,257 3.29% 8.75% to 7.82% 2018........................ 0.75% to 1.60% 397,166 22.53 to 19.21 9,430 3.02% (1.75)% to (2.59)% 2017........................ 0.75% to 1.60% 477,104 22.93 to 19.73 11,653 2.74% 2.84% to 1.97% 2016........................ 0.75% to 1.60% 611,114 22.29 to 19.34 14,878 2.78% 1.70% to 0.83%
F-87 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Notes to Financial Statements -- Continued December 31, 2020
EXPENSE AS A NET INVESTMENT % OF AVERAGE ASSETS INCOME NET ASSETS (1) UNITS UNIT VALUE 000S RATIO (2) TOTAL RETURN (3) -------------- --------- -------------- ------ ---------- -------------------- Janus Henderson Forty Portfolio -- Institutional Shares 2020.............................. 0.75% to 1.60% 540,957 49.38 to 51.56 44,644 0.71% 38.36% to 37.18% 2019.............................. 0.75% to 1.60% 615,748 35.69 to 37.59 37,121 0.15% 36.13% to 34.97% 2018.............................. 0.75% to 1.60% 712,447 26.22 to 27.85 31,632 1.16% 1.21% to 0.35% 2017.............................. 0.75% to 1.60% 808,548 25.90 to 27.75 35,582 0.00% 29.34% to 28.24% 2016.............................. 0.75% to 1.60% 948,927 20.03 to 21.64 32,376 0.00% 1.43% to 0.57% Janus Henderson Forty Portfolio -- Service Shares 2020.............................. 1.45% to 2.70% 355,733 73.23 to 14.61 16,225 0.63% 37.02% to 35.28% 2019.............................. 1.45% to 2.35% 401,490 53.44 to 30.54 13,296 0.02% 34.87% to 33.64% 2018.............................. 1.45% to 2.35% 450,821 39.63 to 22.85 11,059 1.23% 0.24% to (0.69)% 2017.............................. 1.45% to 2.35% 526,903 39.53 to 23.01 12,868 0.00% 28.12% to 26.95% 2016.............................. 1.45% to 2.55% 2,184,706 30.86 to 16.09 37,015 0.00% 0.47% to (0.65)% Janus Henderson Global Research Portfolio -- Institutional Shares 2020.............................. 1.15% to 1.60% 806,441 75.16 to 21.38 38,570 0.82% 18.68% to 18.14% 2019.............................. 1.15% to 1.60% 921,465 63.33 to 18.10 36,410 0.96% 27.56% to 26.98% 2018.............................. 1.15% to 1.60% 1,123,327 49.65 to 14.25 35,421 1.11% (7.94)% to (8.36)% 2017.............................. 1.15% to 1.60% 1,300,011 53.93 to 15.55 43,987 0.81% 25.57% to 25.01% 2016.............................. 1.15% to 1.60% 1,495,339 42.95 to 12.44 40,317 1.07% 0.89% to 0.44% Janus Henderson Global Research Portfolio -- Service Shares 2020.............................. 1.50% to 1.70% 216,251 13.66 to 13.10 3,064 0.64% 17.97% to 17.73% 2019.............................. 1.50% to 1.70% 245,687 11.58 to 11.13 2,943 0.86% 26.78% to 26.53% 2018.............................. 1.50% to 1.70% 285,686 9.13 to 8.79 2,720 0.93% (8.48)% to (8.67)% 2017.............................. 1.50% to 1.70% 356,238 9.98 to 9.63 3,698 0.69% 24.79% to 24.54% 2016.............................. 1.50% to 1.70% 407,053 8.00 to 7.73 3,384 0.94% 0.29% to 0.09% Janus Henderson Global Technology and Innovation Portfolio -- Service Shares 2020.............................. 1.15% to 1.70% 465,814 28.93 to 25.25 12,498 0.00% 48.99% to 48.17% 2019.............................. 1.15% to 1.70% 530,984 19.42 to 17.04 9,593 0.42% 43.15% to 42.36% 2018.............................. 1.15% to 1.70% 586,687 13.56 to 11.97 7,432 1.11% (0.26)% to (0.82)% 2017.............................. 1.15% to 1.70% 658,251 13.60 to 12.07 8,399 0.45% 43.25% to 42.46% 2016.............................. 1.15% to 1.70% 660,400 9.49 to 8.47 5,893 0.09% 12.54% to 11.92% Janus Henderson Overseas Portfolio -- Institutional Shares 2020.............................. 0.75% to 1.60% 546,581 19.44 to 27.43 20,468 1.35% 15.42% to 14.44% 2019.............................. 0.75% to 1.60% 609,299 16.84 to 23.97 19,831 1.88% 26.07% to 24.99% 2018.............................. 0.75% to 1.60% 705,173 13.36 to 19.18 18,334 1.76% (15.58)% to (16.31)% 2017.............................. 0.75% to 1.60% 765,523 15.83 to 22.91 23,652 1.64% 30.14% to 29.03% 2016.............................. 0.75% to 1.60% 890,300 12.16 to 17.76 21,291 4.65% (7.15)% to (7.94)%
F-88 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Notes to Financial Statements -- Continued December 31, 2020
EXPENSE AS A NET INVESTMENT % OF AVERAGE ASSETS INCOME NET ASSETS (1) UNITS UNIT VALUE 000S RATIO (2) TOTAL RETURN (3) -------------- --------- -------------- ------ ---------- -------------------- Janus Henderson Overseas Portfolio -- Service Shares 2020.............................. 1.45% to 2.10% 133,890 35.52 to 22.06 2,298 1.22% 14.34% to 13.59% 2019.............................. 1.45% to 2.10% 153,244 31.06 to 19.42 2,287 1.83% 24.87% to 24.05% 2018.............................. 1.45% to 2.10% 168,333 24.87 to 15.65 2,019 1.66% (16.37)% to (16.93)% 2017.............................. 1.45% to 2.10% 181,510 29.75 to 18.84 2,611 1.55% 28.91% to 28.07% 2016.............................. 1.45% to 2.10% 206,876 23.07 to 14.71 2,326 4.67% (8.06)% to (8.66)% Janus Henderson Research Portfolio -- Institutional Shares 2020.............................. 1.15% to 1.60% 851,566 92.26 to 29.32 47,480 0.54% 31.42% to 30.83% 2019.............................. 1.15% to 1.60% 950,185 70.20 to 22.41 40,526 0.45% 33.96% to 33.36% 2018.............................. 1.15% to 1.60% 1,128,053 52.41 to 16.81 35,820 0.54% (3.70)% to (4.14)% 2017.............................. 1.15% to 1.60% 1,347,021 54.42 to 17.53 43,863 0.39% 26.41% to 25.85% 2016.............................. 1.15% to 1.60% 1,569,263 43.05 to 13.93 40,553 0.53% (0.66)% to (1.10)% Janus Henderson Research Portfolio -- Service Shares 2020.............................. 1.50% to 1.70% 149,158 22.06 to 21.16 3,409 0.36% 30.59% to 30.32% 2019.............................. 1.50% to 1.70% 180,738 16.89 to 16.23 3,179 0.30% 33.20% to 32.93% 2018.............................. 1.50% to 1.70% 209,137 12.68 to 12.21 2,751 0.35% (4.30)% to (4.50)% 2017.............................. 1.50% to 1.70% 263,890 13.25 to 12.79 3,614 0.24% 25.65% to 25.39% 2016.............................. 1.50% to 1.70% 313,350 10.55 to 10.20 3,429 0.38% (1.23)% to (1.43)% Legg Mason Partners Variable Equity Trust ClearBridge Variable Aggressive Growth Portfolio -- Class II 2020.............................. 1.45% to 2.30% 147,463 42.69 to 26.80 5,984 0.58% 16.02% to 15.02% 2019.............................. 1.45% to 2.30% 165,964 36.80 to 23.30 5,774 0.75% 22.94% to 21.88% 2018.............................. 1.45% to 2.30% 184,804 29.93 to 19.11 5,229 0.37% (9.90)% to (10.68)% 2017.............................. 1.45% to 2.30% 197,561 33.22 to 21.40 6,236 0.21% 14.31% to 13.33% 2016.............................. 1.45% to 2.30% 277,181 29.06 to 18.88 7,729 0.31% (0.52)% to (1.38)% ClearBridge Variable Dividend Strategy Portfolio -- Class I 2020.............................. 1.15% to 1.60% 176,004 24.13 to 22.68 4,072 1.40% 6.43% to 5.95% 2019.............................. 1.15% to 1.60% 199,679 22.67 to 21.40 4,357 1.46% 30.08% to 29.49% 2018.............................. 1.15% to 1.60% 231,022 17.43 to 16.53 3,886 1.50% (5.96)% to (6.39)% 2017.............................. 1.15% to 1.60% 278,057 18.53 to 17.66 4,991 1.46% 17.81% to 17.28% 2016.............................. 1.15% to 1.60% 318,210 15.73 to 15.06 4,859 1.54% 13.67% to 13.16% ClearBridge Variable Dividend Strategy Portfolio -- Class II 2020.............................. 1.45% to 2.95% 215,116 22.71 to 11.13 4,508 1.16% 5.94% to 4.32% 2019.............................. 1.45% to 2.35% 380,785 21.44 to 19.08 7,827 1.27% 29.51% to 28.32% 2018.............................. 1.45% to 2.35% 467,731 16.55 to 14.87 7,448 1.29% (6.38)% to (7.24)% 2017.............................. 1.45% to 2.45% 583,700 17.68 to 15.86 9,961 1.38% 17.29% to 16.10% 2016.............................. 1.45% to 2.45% 575,027 15.08 to 13.66 8,381 1.67% 13.12% to 11.98%
F-89 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Notes to Financial Statements -- Continued December 31, 2020
EXPENSE AS A NET INVESTMENT % OF AVERAGE ASSETS INCOME NET ASSETS (1) UNITS UNIT VALUE 000S RATIO (2) TOTAL RETURN (3) -------------- --------- -------------- ------ ---------- ------------------- ClearBridge Variable Large Cap Value Portfolio -- Class I 2020............................. 1.15% to 2.30% 662,450 42.21 to 13.44 13,836 1.38% 4.03% to 2.83% 2019............................. 1.15% to 2.30% 723,003 40.58 to 13.07 14,896 1.72% 27.40% to 25.92% 2018............................. 1.15% to 2.30% 770,584 31.85 to 10.38 12,735 1.46% (9.93)% to (10.98)% 2017............................. 1.15% to 2.30% 914,407 35.36 to 11.66 16,990 1.44% 13.52% to 12.20% 2016............................. 1.15% to 2.30% 870,195 31.15 to 10.39 15,224 1.48% 11.70% to 10.41% MFS(R) Variable Insurance Trust MFS(R) Investors Trust Series -- Service Class Shares 2020............................. 1.45% to 1.70% 184,924 39.85 to 24.61 5,012 0.43% 11.95% to 11.67% 2019............................. 1.45% to 1.70% 205,580 35.59 to 22.04 4,995 0.48% 29.34% to 29.02% 2018............................. 1.45% to 1.85% 253,105 27.52 to 21.56 4,767 0.44% (7.08)% to (7.46)% 2017............................. 1.45% to 1.85% 296,647 29.62 to 23.30 5,957 0.55% 21.25% to 20.76% 2016............................. 1.45% to 1.95% 320,659 24.43 to 18.84 5,309 0.57% 6.75% to 6.21% MFS(R) New Discovery Series -- Service Class Shares 2020............................. 1.15% to 2.30% 501,130 69.51 to 44.47 23,355 0.00% 43.91% to 42.24% 2019............................. 1.15% to 2.30% 571,093 48.30 to 31.26 18,401 0.00% 39.65% to 38.03% 2018............................. 1.15% to 2.30% 504,833 34.59 to 22.65 11,086 0.00% (2.85)% to (3.99)% 2017............................. 1.15% to 2.30% 648,451 35.60 to 23.59 14,585 0.00% 24.88% to 23.44% 2016............................. 1.15% to 2.30% 663,903 28.51 to 19.11 12,301 0.00% 7.55% to 6.30% MFS(R) Total Return Series -- Service Class Shares 2020............................. 1.45% to 2.95% 1,983,929 25.26 to 11.11 37,022 2.07% 7.93% to 6.29% 2019............................. 1.45% to 2.95% 2,233,722 23.41 to 10.45 38,896 2.07% 18.38% to 9.53% 2018............................. 1.45% to 2.55% 2,530,043 19.77 to 12.14 37,918 1.94% (7.24)% to (8.29)% 2017............................. 1.45% to 2.55% 2,899,860 21.32 to 13.23 46,828 2.15% 10.41% to 9.18% 2016............................. 1.45% to 2.55% 3,278,568 19.31 to 12.12 48,180 2.71% 7.24% to 6.05% MFS(R) Utilities Series -- Service Class Shares 2020............................. 1.45% to 2.20% 344,249 53.47 to 30.16 11,723 2.20% 4.09% to 3.30% 2019............................. 1.45% to 2.20% 399,730 51.37 to 29.20 13,258 3.71% 22.99% to 22.06% 2018............................. 1.45% to 2.20% 481,645 41.77 to 23.92 13,016 0.84% (0.66)% to (1.42)% 2017............................. 1.45% to 2.20% 564,347 42.04 to 24.27 15,293 3.90% 12.84% to 11.98% 2016............................. 1.45% to 2.20% 700,916 37.26 to 21.67 16,772 3.44% 9.63% to 8.80% MFS(R) Variable Insurance Trust II MFS(R) Income Portfolio -- Service Class Shares 2020............................. 1.45% to 1.45% 2,021 12.62 to 12.62 26 3.51% 7.53% to 7.53% 2019............................. 1.45% to 1.45% 2,008 11.74 to 11.74 24 3.50% 9.68% to 9.68% 2018............................. 1.45% to 1.45% 2,405 10.70 to 10.70 26 3.81% (3.53)% to (3.53)% 2017............................. 1.45% to 1.45% 2,592 11.09 to 11.09 29 4.37% 4.35% to 4.35% 2016............................. 1.45% to 1.45% 3,021 10.63 to 10.63 32 2.96% 6.44% to 6.44%
F-90 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Notes to Financial Statements -- Continued December 31, 2020
EXPENSE AS A NET INVESTMENT % OF AVERAGE ASSETS INCOME NET ASSETS (1) UNITS UNIT VALUE 000S RATIO (2) TOTAL RETURN (3) -------------- --------- -------------- ------ ---------- ------------------- MFS(R) Massachusetts Investors Growth Stock Portfolio -- Service Class Shares 2020............................. 1.45% to 2.30% 325,718 21.03 to 20.01 6,820 0.22% 20.43% to 19.39% 2019............................. 1.45% to 2.70% 389,578 17.47 to 10.95 6,772 0.34% 37.56% to 20.63% 2018............................. 1.45% to 2.30% 471,532 12.70 to 12.29 5,961 0.32% (0.89)% to (1.75)% 2017............................. 1.45% to 2.30% 649,434 12.81 to 12.51 8,292 0.42% 26.25% to 25.16% 2016............................. 1.45% to 2.30% 728,673 10.15 to 9.99 7,379 0.38% 4.31% to 3.41% PIMCO Variable Insurance Trust All Asset Portfolio -- Advisor Class Shares 2020............................. 1.45% to 1.95% 268,189 17.03 to 15.72 4,417 4.87% 6.34% to 5.80% 2019............................. 1.45% to 1.95% 330,321 16.01 to 14.86 5,118 2.69% 10.12% to 9.56% 2018............................. 1.45% to 1.95% 418,106 14.54 to 13.56 5,902 3.00% (6.83)% to (7.30)% 2017............................. 1.45% to 1.95% 475,796 15.61 to 14.63 7,232 4.31% 11.74% to 11.17% 2016............................. 1.45% to 2.20% 549,188 13.97 to 12.78 7,488 2.29% 11.27% to 10.43% High Yield Portfolio -- Administrative Class Shares 2020............................. 1.45% to 2.95% 1,453,818 24.09 to 10.50 31,530 4.87% 4.21% to 2.62% 2019............................. 1.45% to 2.95% 2,320,582 23.11 to 10.23 46,334 4.92% 13.06% to 4.79% 2018............................. 1.45% to 2.55% 2,234,519 20.44 to 13.46 40,479 5.09% (4.07)% to (5.14)% 2017............................. 1.45% to 2.55% 2,282,326 21.31 to 14.19 43,833 4.87% 5.07% to 3.90% 2016............................. 1.45% to 2.55% 2,587,388 20.28 to 13.66 48,057 5.25% 10.82% to 9.59% International Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares 2020............................. 1.50% to 1.70% 76,842 22.01 to 21.12 1,669 6.10% 3.97% to 3.76% 2019............................. 1.50% to 1.70% 88,578 21.17 to 20.35 1,851 1.77% 5.40% to 5.19% 2018............................. 1.50% to 1.70% 109,339 20.09 to 19.35 2,166 1.31% 0.58% to 0.38% 2017............................. 1.50% to 1.70% 117,382 19.97 to 19.27 2,313 4.03% 1.23% to 1.02% 2016............................. 1.50% to 1.70% 160,909 19.73 to 19.08 3,124 1.41% 4.88% to 4.67% Long(Term U.S. Government Portfolio -- Administrative Class Shares 2020............................. 1.45% to 2.95% 2,221,564 24.86 to 11.56 51,242 1.67% 15.69% to 13.93% 2019............................. 1.45% to 2.95% 1,859,226 21.49 to 10.14 38,539 2.05% 11.68% to 2.96% 2018............................. 1.45% to 2.55% 1,818,776 19.24 to 15.17 34,646 2.40% (3.80)% to (4.88)% 2017............................. 1.45% to 2.55% 1,706,498 20.00 to 15.95 34,651 2.17% 7.38% to 6.18% 2016............................. 1.45% to 2.55% 1,922,497 18.63 to 15.02 36,780 1.89% (0.78)% to (1.89)% Low Duration Portfolio -- Administrative Class Shares 2020............................. 1.45% to 2.95% 7,376,295 12.71 to 9.99 86,838 1.04% 1.50% to (0.05)% 2019............................. 1.45% to 2.95% 3,574,136 12.53 to 9.99 41,893 2.77% 2.52% to (0.13)% 2018............................. 1.45% to 2.55% 3,842,840 12.22 to 10.36 44,146 1.93% (1.12)% to (2.23)% 2017............................. 1.45% to 2.55% 3,735,829 12.36 to 10.59 43,446 1.34% (0.12)% to (1.23)% 2016............................. 1.45% to 2.55% 3,835,039 12.37 to 10.73 44,857 1.51% (0.06)% to (1.17)%
F-91 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Notes to Financial Statements -- Continued December 31, 2020
EXPENSE AS A NET INVESTMENT % OF AVERAGE ASSETS INCOME NET ASSETS (1) UNITS UNIT VALUE 000S RATIO (2) TOTAL RETURN (3) -------------- ---------- -------------- ------- ---------- ------------------- Total Return Portfolio -- Administrative Class Shares 2020............................. 1.15% to 2.95% 7,899,166 19.16 to 10.63 141,984 2.14% 7.40% to 5.44% 2019............................. 1.15% to 2.95% 9,370,259 17.84 to 10.08 156,073 3.01% 7.11% to 1.71% 2018............................. 1.15% to 2.55% 10,578,875 16.66 to 12.77 165,306 2.52% (1.68)% to (3.08)% 2017............................. 1.15% to 2.55% 13,884,221 16.94 to 13.18 219,063 2.02% 3.71% to 2.25% 2016............................. 1.15% to 2.55% 15,999,977 16.34 to 12.89 244,475 2.09% 1.50% to 0.07% Rydex Variable Trust NASDAQ -- 100(R) Fund 2020............................. 1.45% to 1.85% 249,291 79.57 to 56.84 7,046 0.29% 42.86% to 42.28% 2019............................. 1.45% to 1.85% 267,428 55.70 to 39.95 5,361 0.13% 34.88% to 34.33% 2018............................. 1.45% to 1.85% 269,561 41.30 to 29.74 4,093 0.00% (3.24)% to (3.64)% 2017............................. 1.45% to 1.85% 341,457 42.68 to 30.86 5,427 0.00% 29.23% to 28.70% 2016............................. 1.45% to 1.85% 656,436 33.03 to 23.98 7,066 0.00% 4.45% to 4.03% State Street Variable Insurance Series Funds, Inc. Income V.I.S. Fund -- Class 1 Shares 2020............................. 0.75% to 2.30% 918,881 20.14 to 12.13 14,901 2.43% 6.22% to 4.57% 2019............................. 0.75% to 2.30% 955,145 18.96 to 11.60 14,603 0.19% 7.81% to 6.12% 2018............................. 0.75% to 2.30% 1,101,994 17.59 to 10.93 15,782 2.12% (2.17)% to (3.70)% 2017............................. 0.75% to 2.30% 1,252,511 17.98 to 11.35 18,445 1.97% 2.47% to 0.88% 2016............................. 0.75% to 2.30% 1,513,016 17.54 to 11.25 22,059 1.74% 2.21% to 0.62% Premier Growth Equity V.I.S. Fund -- Class 1 Shares 2020............................. 1.15% to 2.10% 800,152 44.80 to 37.84 32,006 0.03% 32.08% to 30.81% 2019............................. 0.75% to 2.10% 961,517 32.25 to 28.92 29,439 0.00% 36.30% to 34.45% 2018............................. 0.75% to 2.10% 1,101,406 23.66 to 21.51 24,920 0.13% (3.39)% to (4.72)% 2017............................. 0.75% to 2.10% 1,281,157 24.49 to 22.58 30,374 0.31% 27.38% to 25.66% 2016............................. 0.75% to 2.10% 1,481,093 19.23 to 17.97 27,772 0.49% 1.70% to 0.32% Real Estate Securities V.I.S. Fund -- Class 1 Shares 2020............................. 0.75% to 2.95% 1,079,009 60.80 to 9.41 37,528 0.51% (5.94)% to (8.03)% 2019............................. 0.75% to 2.95% 1,117,908 64.65 to 10.23 44,195 1.34% 25.20% to 4.81% 2018............................. 0.75% to 2.55% 1,283,920 51.63 to 13.38 40,405 2.42% (6.42)% to (8.13)% 2017............................. 0.75% to 2.55% 1,424,736 55.18 to 14.57 49,404 1.54% 5.05% to 3.15% 2016............................. 0.75% to 2.55% 1,730,701 52.52 to 14.12 58,910 2.31% 7.19% to 5.26% S&P 500(R) Index V.I.S. Fund -- Class 1 Shares 2020............................. 0.75% to 2.70% 3,543,023 31.16 to 12.39 145,954 1.74% 17.04% to 14.74% 2019............................. 0.75% to 2.30% 4,407,259 26.62 to 24.94 151,071 1.32% 30.06% to 28.03% 2018............................. 0.75% to 2.30% 4,870,590 20.47 to 19.48 130,223 1.64% (5.45)% to (6.93)% 2017............................. 0.75% to 2.30% 5,498,219 21.65 to 20.93 158,837 1.76% 20.60% to 18.72% 2016............................. 0.75% to 2.30% 6,092,527 17.95 to 17.63 147,455 1.87% 10.78% to 9.05%
F-92 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Notes to Financial Statements -- Continued December 31, 2020
EXPENSE AS A NET INVESTMENT % OF AVERAGE ASSETS INCOME NET ASSETS (1) UNITS UNIT VALUE 000S RATIO (2) TOTAL RETURN (3) -------------- ---------- -------------- ------- ---------- -------------------- Small(Cap Equity V.I.S. Fund -- Class 1 Shares 2020.......................... 1.15% to 2.30% 681,934 47.08 to 25.84 29,159 0.00% 13.21% to 11.90% 2019.......................... 1.15% to 2.30% 749,847 41.59 to 23.09 28,349 0.00% 24.67% to 23.22% 2018.......................... 1.15% to 2.30% 859,762 33.36 to 18.74 26,186 0.00% (10.74)% to (11.79)% 2017.......................... 1.15% to 2.30% 1,018,621 37.37 to 21.24 34,982 0.00% 11.42% to 10.12% 2016.......................... 1.15% to 2.30% 1,184,299 33.54 to 19.29 36,669 0.00% 22.34% to 20.93% Total Return V.I.S. Fund -- Class 1 Shares 2020.......................... 0.75% to 2.95% 36,271,022 23.08 to 10.58 730,164 1.92% 5.65% to 3.30% 2019.......................... 0.75% to 2.95% 39,064,565 21.84 to 10.24 751,079 2.30% 14.94% to 5.06% 2018.......................... 0.75% to 2.30% 42,795,149 19.00 to 13.74 721,183 2.16% (7.05)% to (8.51)% 2017.......................... 0.75% to 2.30% 45,934,260 20.45 to 15.02 841,510 2.01% 14.71% to 12.93% 2016.......................... 0.75% to 2.30% 48,464,940 17.82 to 13.30 782,552 1.87% 5.55% to 3.91% Total Return V.I.S. Fund -- Class 3 Shares 2020.......................... 1.45% to 2.95% 29,261,248 16.28 to 10.54 416,050 1.61% 4.60% to 3.01% 2019.......................... 1.45% to 2.95% 33,412,583 15.57 to 10.23 457,614 1.98% 13.89% to 4.80% 2018.......................... 1.45% to 2.55% 38,387,797 13.67 to 10.79 467,141 1.79% (7.97)% to (9.00)% 2017.......................... 1.45% to 2.55% 46,322,370 14.85 to 11.85 615,662 1.63% 13.60% to 12.33% 2016.......................... 1.45% to 2.55% 56,704,147 13.07 to 10.55 668,174 1.52% 4.55% to 3.38% U.S. Equity V.I.S. Fund -- Class 1 Shares 2020.......................... 0.75% to 1.95% 712,379 34.16 to 30.93 22,655 0.52% 21.72% to 20.25% 2019.......................... 0.75% to 1.85% 811,378 28.06 to 25.86 21,421 0.64% 30.78% to 29.33% 2018.......................... 0.75% to 1.85% 961,239 21.46 to 19.99 19,507 0.80% (4.13)% to (5.19)% 2017.......................... 0.75% to 1.85% 1,122,669 22.38 to 21.09 23,908 0.75% 19.02% to 17.70% 2016.......................... 0.75% to 1.85% 1,264,220 18.80 to 17.92 22,936 1.13% 8.49% to 7.29% The Alger Portfolios Alger Large Cap Growth Portfolio -- Class I-2 Shares 2020.......................... 1.15% to 1.60% 670,853 86.13 to 35.81 37,760 0.18% 65.11% to 64.37% 2019.......................... 1.15% to 1.60% 761,308 52.17 to 21.79 25,695 0.00% 25.97% to 25.40% 2018.......................... 1.15% to 1.60% 948,595 41.41 to 17.38 24,702 0.00% 1.02% to 0.57% 2017.......................... 1.15% to 1.60% 1,088,395 40.99 to 17.28 28,030 0.00% 26.99% to 26.42% 2016.......................... 1.15% to 1.60% 1,231,571 32.28 to 13.67 25,240 0.00% (1.97)% to (2.41)% Alger Small Cap Growth Portfolio -- Class I-2 Shares 2020.......................... 1.15% to 1.60% 504,148 57.85 to 41.87 25,158 1.04% 65.23% to 64.49% 2019.......................... 1.15% to 1.60% 597,545 35.01 to 25.45 18,057 0.00% 27.85% to 27.27% 2018.......................... 1.15% to 1.60% 721,107 27.39 to 20.00 17,042 0.00% 0.26% to (0.19)% 2017.......................... 1.15% to 1.60% 846,955 27.31 to 20.04 20,024 0.00% 27.26% to 26.68% 2016.......................... 1.15% to 1.60% 1,003,019 21.46 to 15.82 18,672 0.00% 5.02% to 4.55%
F-93 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Notes to Financial Statements -- Continued December 31, 2020
EXPENSE AS A NET INVESTMENT % OF AVERAGE ASSETS INCOME NET ASSETS (1) UNITS UNIT VALUE 000S RATIO (2) TOTAL RETURN (3) -------------- --------- -------------- ------ ---------- -------------------- The Prudential Series Fund Jennison 20/20 Focus Portfolio -- Class II Shares 2020............................ 1.45% to 2.70% 111,746 55.20 to 13.56 5,748 0.00% 28.52% to 26.89% 2019............................ 1.45% to 2.30% 134,065 42.95 to 24.21 5,309 0.00% 26.54% to 25.45% 2018............................ 1.45% to 2.30% 158,163 33.94 to 19.30 4,894 0.00% (7.10)% to (7.90)% 2017............................ 1.45% to 2.30% 184,615 36.54 to 20.95 6,143 0.00% 27.87% to 26.77% 2016............................ 1.45% to 2.30% 213,849 28.57 to 16.53 5,491 0.00% (0.23)% to (1.09)% Jennison Portfolio -- Class II Shares 2020............................ 1.45% to 2.30% 146,330 69.98 to 45.08 9,860 0.00% 53.32% to 52.00% 2019............................ 1.45% to 2.30% 130,384 45.65 to 29.66 5,678 0.00% 30.90% to 29.77% 2018............................ 1.45% to 2.30% 146,007 34.87 to 22.85 4,864 0.00% (2.62)% to (3.47)% 2017............................ 1.45% to 2.30% 163,659 35.81 to 23.67 5,576 0.00% 34.16% to 33.01% 2016............................ 1.45% to 2.30% 168,178 26.69 to 17.80 4,273 0.00% (2.72)% to (3.55)% Natural Resources Portfolio -- Class II Shares 2020............................ 1.45% to 2.95% 2,971,820 13.83 to 10.53 20,161 0.00% 10.20% to 8.52% 2019............................ 1.45% to 2.95% 5,525,658 12.55 to 9.71 33,708 0.00% 8.66% to (5.94)% 2018............................ 1.45% to 2.55% 5,833,693 11.55 to 5.08 32,878 0.00% (19.61)% to (20.51)% 2017............................ 1.45% to 2.55% 4,833,745 14.37 to 6.39 34,397 0.00% (1.97)% to (3.06)% 2016............................ 1.45% to 2.55% 3,243,289 14.66 to 6.59 24,862 0.00% 23.02% to 21.65% SP Prudential U.S. Emerging Growth Portfolio -- Class II Shares 2020............................ 1.55% to 1.55% 617 46.23 to 46.23 29 0.00% 44.63% to 44.63% 2019............................ 1.55% to 1.55% 618 31.96 to 31.96 20 0.00% 35.04% to 35.04% 2018............................ 1.55% to 1.55% 653 23.67 to 23.67 15 0.00% (9.60)% to (9.60)% 2017............................ 1.55% to 1.55% 671 26.18 to 26.18 18 0.00% 20.06% to 20.06% 2016............................ 1.55% to 1.55% 686 21.81 to 21.81 15 0.00% 2.21% to 2.21% Wells Fargo Variable Trust Wells Fargo VT Omega Growth Fund -- Class 2 2020............................ 1.45% to 1.95% 82,022 48.56 to 46.04 3,956 0.00% 41.11% to 40.40% 2019............................ 1.45% to 1.95% 243,390 34.41 to 32.80 8,325 0.00% 35.06% to 34.37% 2018............................ 1.45% to 1.95% 272,196 25.48 to 24.41 6,896 0.00% (1.19)% to (1.69)% 2017............................ 1.45% to 1.95% 312,906 25.79 to 24.83 8,030 0.01% 32.65% to 31.98% 2016............................ 1.45% to 1.95% 121,717 19.44 to 18.81 2,358 0.00% (0.94)% to (1.44)%
-------- (1)Expenses as a percentage of average net assets represent the annualized asset-based contract expenses of the Separate Account, consisting of mortality and expense risk charges, administrative expenses, and other rider charges for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to the contract owner through the redemption of units and expenses of the underlying Portfolios are excluded. (2)The investment income ratio represents the ordinary dividends received by the subaccount from the Portfolio divided by average net assets. (3)The total return represents a range of minimum and maximum annual total returns for the year or lesser period indicated and includes deductions for expenses assessed through the daily unit value calculation. The total return does not include F-94 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 Notes to Financial Statements -- Continued December 31, 2020 any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Standardized total returns shown separately in a prospectus or marketing material for a product supported by the Separate Account include the maximum contract charges that may be assessed to any contract through both the daily unit value calculation and the redemption of units. Accordingly, these standardized total returns will generally reflect a lower return than the total return. (4)The ratios of expenses and net investment income to average net assets are annualized for the period from April 29, 2016 to December 31, 2016. F-95 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Statutory Financial Statements Years Ended December 31, 2020, 2019 and 2018 (With Independent Auditors' Report Thereon) GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Index to Statutory Financial Statements
Page ---- Independent Auditors' Report............................................... F-1 Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus.................................................................. F-3 Statutory Statements of Summary of Operations.............................. F-5 Statutory Statements of Changes in Capital and Surplus..................... F-6 Statutory Statements of Cash Flow.......................................... F-7 Notes to Statutory Financial Statements.................................... F-9
Independent Auditors' Report The Board of Directors Genworth Life and Annuity Insurance Company: We have audited the accompanying financial statements of Genworth Life and Annuity Insurance Company (the "Company"), which comprise the statutory statements of admitted assets, liabilities, and capital and surplus as of December 31, 2020 and 2019, and the related statutory statements of summary of operations, changes in capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2020, and the related notes to the statutory financial statements. Management's Responsibility for the Financial Statements Management is responsible for the preparation and fair presentation of these financial statements in accordance with statutory accounting practices prescribed or permitted by the Virginia State Corporation Commission, Bureau of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error. Auditors' Responsibility Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement. An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditors' judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity's preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions. Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles As described in Note 1 to the financial statements, the financial statements are prepared by Genworth Life and Annuity Insurance Company using statutory accounting practices prescribed or permitted by the Virginia State Corporation Commission, Bureau of Insurance, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles. The effects on the financial statements of the variances between the statutory accounting practices described in Note 1 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material. Adverse Opinion on U.S. Generally Accepted Accounting Principles In our opinion, because of the significance of the variances between statutory accounting practices and U.S. generally accepted accounting principles discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles paragraph, the financial statements referred to above do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of Genworth Life and Annuity Insurance Company as of December 31, 2020 and 2019, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 2020. F-1 Opinion on Statutory Basis of Accounting In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of Genworth Life and Annuity Insurance Company as of December 31, 2020 and 2019, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2020, in accordance with statutory accounting practices prescribed or permitted by the Virginia State Corporation Commission, Bureau of Insurance described in Note 1. Emphasis of Matter As discussed in Note 1 to the statutory financial statements, effective January 1, 2020, the Company adopted new accounting guidance pursuant to section 21 of the Valuation Manual (VM-21), which revised the valuation of variable annuity and other contracts. Our opinion is not modified with respect to this matter. /s/ KPMG LLP Richmond, Virginia April 22, 2021 F-2 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus December 31, 2020 and 2019 (Dollar amounts in millions, except per share amounts)
2020 2019 --------- --------- Admitted Assets Cash and invested assets: Bonds..................... $11,457.0 $11,455.4 Preferred stocks -- nonaffiliates........... 21.3 39.0 Common stocks -- affiliates.............. 218.3 413.0 Common stocks -- nonaffiliates........... 32.1 23.0 Mortgage loans............ 1,717.3 1,812.3 Real estate............... 13.1 12.5 Contract loans............ 474.4 494.7 Cash, cash equivalents and short-term investments............. 242.9 227.9 Other invested assets..... 69.8 71.8 Receivable for securities.............. 10.5 3.2 Derivative assets......... 63.5 80.7 Securities lending reinvested collateral.............. 26.0 17.7 --------- --------- Total cash and invested assets..... 14,346.2 14,651.2 Amounts recoverable from reinsurers and funds held....................... 458.1 465.5 Deferred tax asset........... 111.0 127.9 Guaranty funds receivable.... 7.4 7.6 Premiums and accounts receivable................. 399.3 479.4 Investment income due and accrued................ 132.3 133.7 Other assets................. 12.3 18.0 Separate account assets...... 5,669.8 5,691.8 --------- --------- Total admitted assets.............. $21,136.4 $21,575.1 ========= =========
F-3 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus -- Continued December 31, 2020 and 2019 (Dollar amounts in millions, except per share amounts)
2020 2019 --------- --------- Liabilities and Capital and Surplus Liabilities Aggregate reserves -- life.................... $ 7,074.6 $ 6,901.9 Aggregate reserves -- annuity contracts....... 4,080.8 4,464.7 Aggregate reserves -- accident and health policies................ 0.8 1.0 Liability for deposit-type contracts............... 756.0 705.8 Liability for policy and contract claims..... 113.9 84.0 Policyholders dividends............... 0.3 0.3 Premiums and annuity considerations received in advance..... 5.8 6.5 Other amounts payable on reinsurance.......... 185.9 145.0 Interest maintenance reserve................. 36.5 34.0 Commissions payable....... 0.1 0.2 General expenses due or accrued.............. 2.0 1.2 Transfers to separate accounts due or accrued................. (6.1) (13.6) Taxes, licenses, and fees due or accrued..... 7.7 10.6 Current Federal income tax payable...... 38.2 47.8 Unearned investment income.................. 6.0 6.9 Amounts withheld or retained by company as agent or trustee..... 14.8 11.5 Remittances and items not allocated........... 22.4 21.5 Asset valuation reserve................. 109.6 112.8 Payable to parent, subsidiaries and affiliates.............. 10.6 7.3 Funds held under coinsurance and treaties with unauthorized reinsurers.............. 1,974.2 1,915.4 Reinsurance in unauthorized companies............... 0.5 -- Payable for securities lending...... 26.0 17.7 Payable for securities.... 4.9 16.4 Derivative liabilities.... 0.8 0.1 Payable for collateral received from derivatives counterparties.......... 8.5 15.8 Separate account liabilities............. 5,669.8 5,691.8 --------- --------- Total liabilities..... 20,144.6 20,206.6 --------- --------- Capital and surplus: Common stock, Class A ($1,000 par value. 50,000 shares authorized; 25,651 shares issued and outstanding)............ 25.6 25.6 Paid in surplus........... 1,456.7 1,456.7 Unassigned deficit........ (490.5) (113.8) --------- --------- Total capital and surplus............. 991.8 1,368.5 --------- --------- Total liabilities and capital and surplus............. $21,136.4 $21,575.1 ========= =========
See accompanying notes to statutory financial statements. F-4 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Statutory Statements of Summary of Operations Years ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions)
2020 2019 2018 -------- -------- -------- Revenues: Premiums and annuity considerations.............. $ 175.2 $ (901.0) $ 6.4 Considerations for supplementary contracts with life contingencies............... 22.2 13.9 17.1 Net investment income......... 668.7 670.2 639.8 Amortization of interest maintenance reserve......... 1.0 -- -- Commissions and expense allowances on reinsurance ceded........ 123.2 1,404.4 274.2 Reserve adjustments on reinsurance ceded........ (83.9) (488.1) (11.4) Income from fees associated with investment management, administration, and contract guarantees from separate accounts.................... 97.3 105.2 116.2 Other income.................. 16.9 25.7 29.2 -------- -------- -------- Total revenues............ 1,020.6 830.3 1,071.5 -------- -------- -------- Benefits: Death benefits................ 368.4 323.1 400.2 Matured endowments............ 1.9 1.5 3.0 Annuity benefits.............. 367.3 385.0 402.5 Disability benefits and benefits under accident and health policies.................... 4.5 4.3 3.9 Surrender benefits and other fund withdrawals................. 826.1 612.8 701.7 Payments on supplementary contracts with life contingencies............... 15.2 14.1 13.4 Interest and adjustments on contracts or deposit-type contract funds.............. 24.7 26.2 25.4 Decrease in aggregate reserves -- life, annuity and accident and health......... (344.1) (633.3) (46.3) -------- -------- -------- Total benefits............ 1,264.0 733.7 1,503.8 -------- -------- -------- Expenses: Commissions................... 107.3 115.5 124.5 General insurance expenses.................... 131.3 133.3 137.4 Insurance taxes, licenses, and fees, excluding Federal income taxes................ 22.6 29.0 25.4 Net transfer from separate accounts........... (410.9) (470.8) (565.6) Other expenses................ 131.6 63.9 57.1 -------- -------- -------- Total expenses............ (18.1) (129.1) (221.2) -------- -------- -------- Total benefits and expenses............ 1,245.9 604.6 1,282.6 -------- -------- -------- Income (loss) before Federal income taxes and realized capital gains (losses), net........ (225.3) 225.7 (211.1) Federal income taxes............. (37.6) 38.5 (18.8) -------- -------- -------- Income (loss) before realized capital gains (losses)............. (187.7) 187.2 (192.3) Realized capital gains (losses), net.................. 5.6 (1.4) (17.2) -------- -------- -------- Net income (loss)............... $ (182.1) $ 185.8 $ (209.5) ======== ======== ========
See accompanying notes to statutory financial statements. F-5 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Statutory Statements of Changes in Capital and Surplus Years ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions)
Common stock ------------- Paid in Unassigned Amount Shares surplus deficit Total ------ ------ -------- ---------- -------- Balances as of December 31, 2017...... $25.6 25,651 $1,456.7 $(193.5) $1,288.8 Net loss.............. -- -- -- (209.5) (209.5) Change in net unrealized capital gains and losses.... -- -- -- (138.7) (138.7) Change in net unrealized foreign exchange capital gains and losses.... -- -- -- (0.5) (0.5) Change in net deferred income taxes............... -- -- -- 34.0 34.0 Change in nonadmitted assets.............. -- -- -- 13.1 13.1 Change in asset valuation reserve... -- -- -- 23.7 23.7 Change in surplus as a result of reinsurance......... -- -- -- 39.8 39.8 Special tax allocation agreement with Genworth............ -- -- -- 103.2 103.2 Balances as of December 31, 2018...... 25.6 25,651 1,456.7 (328.4) 1,153.9 ----- ------ -------- ------- -------- Net income............ -- -- -- 185.8 185.8 Change in net unrealized capital gains and losses.... -- -- -- 202.4 202.4 Change in net unrealized foreign exchange capital gains and losses.... -- -- -- 0.8 0.8 Change in net deferred income taxes............... -- -- -- 14.3 14.3 Change in nonadmitted assets.............. -- -- -- (44.5) (44.5) Change in asset valuation reserve... -- -- -- (37.6) (37.6) Change in surplus as a result of reinsurance......... -- -- -- (113.0) (113.0) Special tax allocation agreement with Genworth............ -- -- -- (7.8) (7.8) Prior period correction - ceded premiums on term conversion policies (see Note 1(w))..... -- -- -- 14.2 14.2 ----- ------ -------- ------- -------- Balances as of December 31, 2019...... 25.6 25,651 1,456.7 (113.8) 1,368.5 Net loss.............. -- -- -- (182.1) (182.1) Change in net unrealized capital gains and losses.... -- -- -- (35.3) (35.3) Change in net unrealized foreign exchange capital gains and losses.... -- -- -- 0.6 0.6 Change in net deferred income taxes............... -- -- -- 42.7 42.7 Change in nonadmitted assets.............. -- -- -- (75.6) (75.6) Change in liability for reinsurance in unauthorized companies........... -- -- -- (0.5) (0.5) Change in reserve on account of change in valuation basis.. -- -- -- (96.0) (96.0) Change in asset valuation reserve... -- -- -- 3.2 3.2 Change in surplus as a result of reinsurance......... -- -- -- (29.4) (29.4) Special tax allocation agreement with Genworth............ -- -- -- (4.3) (4.3) Prior period correction - Investment in Jamestown (see Note 1(v))............... -- -- -- 29.0 29.0 Prior period correction - Jamestown ceded reserves coinsurance quota share, net of deferred tax of $ 7.7 (see Note 1(v)). -- -- -- (29.0) (29.0) ----- ------ -------- ------- -------- Balances as of December 31, 2020...... $25.6 25,651 $1,456.7 $(490.5) $ 991.8 ===== ====== ======== ======= ========
See accompanying notes to statutory financial statements. F-6 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Statutory Statements of Cash Flow Years ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions)
2020 2019 2018 -------- -------- -------- Cash flow from operations: Premiums collected net of reinsurance.................. $ 209.7 $ 318.0 $ 30.6 Net investment income................. 645.3 645.8 619.0 Miscellaneous income.................. 124.0 129.4 448.2 -------- -------- -------- Total cash provided from revenues................ 979.0 1,093.2 1,097.8 -------- -------- -------- Benefit and loss related payments.................... 1,417.0 1,248.5 1,445.1 Net transfers from separate, segregated accounts, and protected cell accounts............................ (418.3) (471.4) (586.3) Commissions, expenses paid, and aggregate write-ins for deductions.......................... 258.4 272.3 283.3 Federal income taxes paid, net of capital gains (losses)............................ (19.0) (29.2) 6.3 -------- -------- -------- Total cash applied to benefits and general and other expenses..................... 1,238.1 1,020.2 1,148.4 -------- -------- -------- Net cash provided by (applied to) operations............... (259.1) 73.0 (50.6) -------- -------- -------- Cash flow from investments: Proceeds from investments sold, matured, or repaid: Bonds............................. 1,162.6 1,068.3 1,614.4 Stocks............................ 37.1 30.8 0.6 Mortgage loans.................... 193.9 146.2 210.9 Real estate....................... -- -- 0.2 Other invested assets.......................... 0.7 13.4 7.7 Miscellaneous proceeds........................ 21.2 23.4 49.9 -------- -------- -------- Total investment proceeds..................... 1,415.5 1,282.1 1,883.7 -------- -------- -------- Cost of investments acquired: Bonds............................. 960.1 1,085.4 1,663.3 Stocks............................ 11.8 46.7 8.5 Mortgage loans.................... 98.9 91.4 302.9 Real estate....................... 1.2 0.9 1.9 Other invested assets.......................... -- 0.5 0.1 Miscellaneous applications.................... 27.1 56.1 2.5 -------- -------- -------- Total investments acquired..................... 1,099.1 1,281.0 1,979.2 Net decrease in contract loans and premium notes....................... (22.3) (13.2) (15.9) -------- -------- -------- Net cash provided by (applied to) investments.............. 338.7 14.3 (79.6) -------- -------- -------- Cash flow from financing and miscellaneous sources: Cash provided (applied): Net deposits on deposit-type contracts and other insurance liabilities..................... (63.8) (195.7) 0.2 Other cash provided (applied)....................... (0.8) 29.1 77.2 -------- -------- -------- Net cash provided by (applied to) financing and miscellaneous sources.................. (64.6) (166.6) 77.4 -------- -------- -------- Net change in cash, cash equivalents and short-term investments................. 15.0 (79.3) (52.8) Cash, cash equivalents and short-term investments: Beginning of year..................... 227.9 307.2 360.0 -------- -------- -------- End of year........................... $ 242.9 $ 227.9 $ 307.2 ======== ======== ========
F-7 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Statutory Statements of Cash Flow -- Continued Years ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions)
2020 2019 2018 ------- --------- ------- Supplemental information: Interest capitalization -- net investment income............... $ (10.4) $ (11.3) $ (14.3) Interest capitalization -- bond purchases....... (10.4) (11.3) (14.3) Securities exchanged -- bond proceeds..... (150.4) (198.1) (143.2) Securities exchanged -- bond purchases.... (150.4) (198.1) (143.2) Tax sharing agreement transfer of taxes payable -- taxes paid................. (3.7) (0.7) (3.9) Tax sharing agreement transfer of taxes payable -- stock proceeds............. (19.8) (73.7) (231.0) Tax sharing agreement transfer of taxes payable -- stock purchases............ (19.2) (65.2) (330.3) Tax sharing agreement transfer of taxes payable -- special tax allocation agreement............ 4.3 7.8 (103.2) Transfer of securities from affiliate as return of capital -- stock proceeds............. (182.1) -- -- Transfer of securities from affiliate as return of capital -- bond purchases............ (179.8) -- -- Transfer of securities from affiliate as return of capital -- other invested asset purchases............ (0.6) -- -- Transfer of securities from affiliate as return of capital -- net investment income.... (1.7) -- -- Reinsurance treaties -- premiums.......... -- 1,192.5 -- Reinsurance treaties -- commissions ceded. -- (1,196.2) -- Reinsurance treaties -- benefits.......... -- 391.4 -- Reinsurance treaties -- bond purchases.... -- (82.9) -- Reinsurance treaties -- funds withheld adjustment........... -- (470.6) -- Rivermont account value adjustment -- benefits and loss related payments..... -- -- (27.5) Rivermont account value adjustment -- stock purchases...... -- -- (27.5)
See accompanying notes to statutory financial statements. F-8 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) (1)Corporate Structure, Basis of Presentation, and Summary of Significant Accounting Policies (a) Corporate Structure Genworth Life and Annuity Insurance Company (the "Company" or "GLAIC") is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. The Company is licensed as a life insurer to do business in Bermuda, the District of Columbia and all states except for New York. The Company is wholly-owned by Genworth Life Insurance Company ("GLIC"), which is wholly-owned by Genworth North America Corporation ("GNA"), which is indirectly wholly-owned by Genworth Financial, Inc. ("Genworth"). The following are the Company's direct subsidiaries with percentage of ownership listed as of December 31, 2020:
2020 ----- Jamestown Life Insurance Company ("JLIC").............. 100.0% River Lake Insurance Company VI ("RLIC VI")............ 100.0 River Lake Insurance Company VII ("RLIC VII").......... 100.0 River Lake Insurance Company VIII ("RLIC VIII")........ 100.0 River Lake Insurance Company X ("RLIC X").............. 100.0 GNWLAAC Real Estate Holding, LLC ("GNWLAAC RE")........ 100.0 Newco Properties, Inc. ("Newco")....................... 100.0 Assigned Settlement Inc. ("ASI")....................... 100.0 Genworth Life Insurance Company of New York ("GLICNY"). 34.5
As of December 31, 2020, GNWLAAC RE and ASI were unaudited and fully nonadmitted. The Company's direct subsidiaries previously included Rivermont Life Insurance Company I ("Rivermont") and River Lake Insurance Company IX ("RLIC IX"). Rivermont was dissolved on March 12, 2020. RLIC IX was dissolved on April 9, 2020. On October 21, 2016, Genworth entered into an agreement and plan of merger (the "Merger Agreement") with Asia Pacific Global Capital Co., Ltd., a limited liability company incorporated in the People's Republic of China and a subsidiary of China Oceanwide Holdings Group Co., Ltd., a limited liability company incorporated in the People's Republic of China (together with its affiliates, "China Oceanwide"), and Asia Pacific Global Capital USA Corporation ("Merger Sub"), a Delaware corporation and a direct, wholly-owned subsidiary of Asia Pacific Insurance USA Holdings LLC ("Asia Pacific Insurance"), which is a Delaware limited liability company and owned by China Oceanwide. On April 6, 2021, Genworth announced that it had exercised its right to terminate the Merger Agreement with China Oceanwide. Terminating the agreement allows Genworth to pursue its revised strategic plan without restrictions and without uncertainty regarding its ultimate ownership, which might impact its ability to successfully execute the plan. (b) Nature of Business The Company's principal products are life insurance and fixed deferred and immediate annuities. Life insurance products provide protection against financial hardship after the death of an insured. Deferred annuities are investment vehicles intended for contractholders who want to accumulate tax-deferred assets for retirement, desire a tax-efficient source of income and seek to protect against outliving their assets. Immediate annuities provide a fixed amount of income for either a defined number of years, the annuitant's lifetime or the longer of a defined number of years or the annuitant's lifetime. In March 2016, Genworth suspended sales of traditional life insurance and fixed annuity products; however, the Company continues to service its existing retained and reinsured blocks of business. F-9 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) The Company also has other products which have not been actively sold since 2011, but it continues to service its existing blocks of business. Those products include variable annuities, including group variable annuities offered through retirement plans; variable life insurance and funding agreements. Most of its variable annuities include guaranteed minimum death benefits ("GMDBs"). Some of the Company's group and individual variable annuity products include guaranteed minimum benefit features such as guaranteed minimum withdrawal benefits ("GMWBs") and certain types of guaranteed annuitization benefits. The Company previously distributed its products through an extensive network of independent brokerage general agencies throughout the United States and through financial intermediaries, insurance marketing organizations, independent broker/dealers, select banks and national brokerage and financial firms. (c) COVID-19 COVID-19 has disrupted the global economy and financial markets; business operations; and consumer behavior and confidence. The most significant impacts in the Company from COVID-19 are related to the current low interest rate environment and continued elevated mortality. Higher mortality rates had unfavorable impacts in the Company's life insurance products. The low interest rate environment and volatile equity markets adversely impacted earnings in the Company's variable annuity products. The Company observed minimal impacts from COVID-19 in its fixed annuity products. The Company continues to provide customer service to its policyholders during this uncertain time and is available to address questions or concerns regarding their policies. The Company is continually assessing its operational processes and monitoring potential impacts to mortality due to COVID-19. The Company has complied with guidance issued by certain insurance regulators, such as mandates that policies cannot be lapsed or cancelled if premiums are not paid or require the Company to provide extensions of grace periods during the COVID-19 pandemic. Although most of these mandates have been lifted, the Company continues to monitor developments related to COVID-19 such as state directives that are issued during this time and will comply with any new guidance issued by its state insurance regulators. The Company has also contacted its reinsurance counterparties to inform them of the actions it has taken in response to state bulletins on extension of grace periods as well as offering flexibility to its policyholders who are on claim. The Company has not experienced a significant impact on its premiums while there have been premium deferrals/grace period mandates in place in certain states. In 2016, the Company suspended sales of its traditional life insurance and fixed annuity products. The Company's variable annuity and variable life insurance products have not been actively sold since 2011. The Company continues to service its existing blocks of business. While the ongoing impact of COVID-19 is very difficult to predict, the related outcomes and impact on the Company will depend on the length and severity of the pandemic and shape of the economic recovery. The Company continues to monitor pandemic developments and the potential financial impacts on its business. (d) Basis of Presentation The accompanying statutory financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Virginia State Corporation Commission, Bureau of Insurance (the "Virginia Bureau"). These prescribed statutory accounting practices ("SAP") include a variety of publications of the National Association of Insurance Commissioners ("NAIC"), including Statements of Statutory Accounting Principles ("SSAP"), as well as state laws, regulations, and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. F-10 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) The Virginia Bureau approved a permitted practice for the 2020 statutory financial statements of the Company whereby the Company is exempt from the requirements of principle-based reserves ("PBR") as prescribed in the NAIC Valuation Manual-20: Requirements for Principle-Based Reserves for Life Products ("VM-20"). The permitted practice is limited to ordinary life insurance business issued in 2020 on revised contracts where existing policyholders exercised their contract options which were purchased prior to the enactment of PBR requirements. In 2016, the Company suspended sales of it traditional life insurance products. This permitted practice had a de minimis impact on the Company's net loss and capital and surplus in 2020. Without the permitted practice, the Company's risk-based capital ("RBC") would not have triggered a regulatory action. In addition, certain of the Company's subsidiaries have permitted practices granted by their respective state of domicile as described in Note 2(b). The preparation of financial statements requires management to make informed judgments and estimates that affect the reported amounts of assets and liabilities, including disclosure of contingent assets and liabilities, as of the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. The Company considers its significant estimates to be those made for future policy benefits and claims. The Company also makes estimates for legal and regulatory reserves, certain investment and derivative valuations and valuation of deferred tax assets, if applicable. Actual results could differ from those estimates. Certain prior year amounts may have been reclassified to conform to the current year presentation. (e) Differences Between SAP and U.S. GAAP The effects on the financial statements of the variances between SAP and U.S. generally accepted accounting principles ("U.S. GAAP"), although not reasonably determinable, are presumed to be material. The principal differences between SAP and U.S. GAAP include: . Investments in bonds and preferred stocks are generally carried at amortized cost under SAP. Under U.S. GAAP, investments in bonds and preferred stocks are carried at fair value with changes recorded in accumulated other comprehensive income (loss) and net investment gains (losses), respectively. . The carrying value of commercial mortgage loans is stated at principal amounts outstanding under SAP. Under U.S. GAAP, the carrying value of commercial mortgage loans is stated at principal amounts outstanding, net of unamortized premium or discount, deferred expenses and allowance for credit losses. . The change in the unrealized gains or losses on certain investments is recorded as an increase or decrease in statutory surplus under SAP. Under U.S. GAAP, such unrealized gains and losses are recorded as a component of comprehensive income (loss). . Investments in subsidiaries are generally carried on a statutory equity basis with equity in the earnings of subsidiaries reflected in unassigned surplus. Under U.S. GAAP, controlled subsidiaries are consolidated and results of operations are included in net income (loss). . Under SAP, derivative instruments are valued consistently with hedged items. Derivatives are recorded at amortized cost if the hedged item is recorded at amortized cost. Derivatives are recorded at fair value and net income is adjusted for fair value changes, if the hedged item is also recorded at fair value. Derivative instruments that do not meet or no longer meet the criteria of a highly effective hedge ("non-qualifying derivatives") are recorded at fair value and the changes in fair value are recorded as unrealized gains and losses in statutory surplus. Under U.S. GAAP, derivatives are recorded at fair value and changes in fair value are recorded in accumulated other comprehensive income (loss) for qualified cash flow hedges or net income (loss) (with an offsetting change in value for changes in the hedged item) for qualified fair value hedges and non-qualifying derivatives. To the extent that hedging relationships are highly effective, the derivatives' impact on operations is limited to payments and receipts of periodic coupons. . Under SAP, embedded derivatives are carried consistently with the host instruments. Under U.S. GAAP, the embedded derivatives that are not clearly and closely related to the host are bifurcated and accounted for like any other free-standing derivative. F-11 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) . Interest maintenance reserve ("IMR") represents the deferral of interest related realized gains and losses, net of tax, on primarily fixed maturity investments and interest rate derivatives which are amortized into operations over the remaining life of the investment sold under SAP. No such reserve is required under U.S. GAAP. . Asset valuation reserve ("AVR") represents a contingency reserve for credit related risk on most invested assets of the Company, and is charged to statutory surplus under SAP. No such reserve is required under U.S. GAAP, but mortgage loans are recorded net of allowances for estimated uncollectible amounts. . Certain assets, principally furniture, equipment, prepaid expenses, agents' balances, and certain deferred tax assets have been designated as nonadmitted assets and excluded from assets by a charge to statutory surplus under SAP. Under U.S. GAAP, such amounts are carried with an appropriate valuation allowance, when necessary. . Intangible assets such as present value of future profits and other adjustments, resulting from the Company's acquisitions, are not recorded under SAP. Intangible assets such as goodwill are recorded under SAP and amortized. Under U.S. GAAP, the present value of future profits is recorded and amortized and goodwill is recorded at cost and tested for impairment using a fair value methodology at least annually. . Under SAP, a provision is established for unsecured reinsurance recoverable balances from unauthorized reinsurers with the change credited or charged to unassigned statutory surplus. In addition, any amounts over due by 90 days are nonadmitted. Under U.S. GAAP, an allowance is established for expected credit losses for reinsurance balances with any changes to this allowance reflected in operations for the period. . Under SAP, aggregate reserves for a majority of life insurance and fixed annuity products are based on statutory mortality and interest requirements without consideration for anticipated withdrawals. Variable annuity contracts are reserved for using a prescribed principles-based approach. Reserves for long-term care insurance ("LTC") are based on morbidity assumptions derived from the Company's experience. Under U.S. GAAP, reserves for term life insurance, life-contingent annuity, and LTC products are based on the present value of future benefits less the present value of future net premiums based on mortality, morbidity and other assumptions, which were appropriate at the time the policies were issued or acquired. Reserves for universal life insurance, term universal life insurance and non life-contingent annuity products are recognized by establishing a liability equal to the current account value of the policyholders' contracts, with an additional reserve for certain guaranteed benefits. . Reserves are reported net of ceded reinsurance under SAP. Under U.S. GAAP, reserves relating to business in which the ceding company is not legally relieved of its liability are reported gross with an offsetting reinsurance receivable. . Under SAP, certain annuity contracts which do not pass through all investment gains to the contractholders are maintained in the separate accounts, whereas U.S. GAAP reports these contracts in the general account of the Company. . Policy acquisition costs are expensed as incurred under SAP. Under U.S. GAAP, costs that are related to the successful acquisition of new and renewal insurance policies and investment contracts are deferred and recognized over either the expected premium paying period or the expected gross profits. . Under SAP, the cumulative effect of changes in accounting principles are recorded as increases or decreases in statutory surplus. Under U.S. GAAP, cumulative effects of changes in accounting principles generally affect equity and net loss. . Under SAP, premiums of universal life insurance and deferred annuity contracts, including policy charges, are recorded as revenue when received. Under U.S. GAAP, policy charges are recorded as revenue when due, and the premiums are recorded as policyholder account balances. . Under SAP, Federal income taxes are provided for in the Company's estimated current and deferred tax liability. Income taxes incurred include current year estimates of Federal income taxes due or refundable, based on tax returns for the current year and all prior years to the extent not previously provided. Deferred taxes are provided for differences between the financial statement basis and the tax basis of assets and liabilities. Changes in deferred tax F-12 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) assets ("DTA") and deferred tax liabilities ("DTL") are recognized as a separate component of gains and losses in statutory unassigned surplus, while under U.S. GAAP, these changes are included in income tax expense or benefit. Under U.S. GAAP and SAP, gross DTAs are reduced by a valuation allowance if it is more likely than not that some portion or all of the assets will not be realized. The remaining adjusted gross DTA not meeting certain criteria outlined in SSAP No. 101, Income Taxes, are not admitted for SAP. . The Statutory Statements of Cash Flow differs in certain respects from the presentation required by U.S. GAAP, including the presentation of the changes in cash, cash equivalents and short-term investments instead of cash and cash equivalents. Short-term investments include securities with maturities of one year or less at the time of acquisition. For statutory purposes, there is no reconciliation between net income (loss) and cash from operations. . SAP does not require the presentation of a Statement of Comprehensive Income; however, U.S. GAAP does require a Statement of Comprehensive Income. (f) Recognition of Revenue and Related Expenses Scheduled life and accident and health insurance premiums and annuity considerations are recognized as revenue when due. Premiums and fund deposits for universal life insurance and single premium contracts are recognized as revenue when collected. Benefits, surrenders and withdrawals are expensed as incurred. All acquisition costs and maintenance expenses are charged to operations as incurred. (g) Investments Investments in bonds are generally stated at amortized cost except for bonds where the NAIC designation has fallen to six and the fair value has fallen below amortized cost, in which case they are carried at fair value. Amortization of mortgage-backed and asset-backed bonds is based on anticipated prepayments at the date of purchase with significant changes in estimated cash flows from original purchase assumptions recognized using a retrospective method. Amortization is accounted for using a method that approximates the scientific interest method. Prepayment assumptions for mortgage-backed and asset-backed bonds are based on internal estimates. Investments in common stocks of unaffiliated companies are carried at fair value. Investments in common stocks of subsidiary controlled and affiliated ("SCA") insurance companies are carried at the Company's proportionate share of the audited statutory capital and surplus of the entity. Noninsurance SCAs are carried at the U.S. GAAP equity of the investee, adjusted for unamortized goodwill. Changes in the proportionate share of equity of such subsidiaries are recorded as unrealized gains and losses. Dividends from subsidiaries are recorded as net investment income when paid. Investments in preferred stocks are carried at cost, except where the NAIC designation is four or below and the fair value has fallen below amortized cost, in which case it is carried at fair value. Investments in short-term investments (maturity dates of one year or less from the acquisition date) are stated at amortized cost, which approximates fair value due to their short-term maturity. Money market funds are stated at fair value and classified as cash equivalents. The Company regularly evaluates securities, excluding loan-backed and structured securities, in an unrealized loss position for other-than-temporary impairments ("OTTI"). For these securities, the Company considers all available information relevant to the collectability of the securities, including information about past events, current conditions, and reasonable and supportable forecasts, when developing the estimate of cash flows expected to be collected. When it is determined that an impairment is other than temporary because the Company has made a decision to sell the security at an amount below its carrying value, or it is probable that the F-13 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) Company will not collect all amounts due based on the contractual terms of the security, the Company will recognize that an OTTI has occurred and record a realized loss equal to the difference between the security's carrying value and its fair value. For loan-backed and structured securities, the Company also utilizes performance indicators of the underlying assets including defaults or delinquency rates, loan to collateral value ratios, third-party credit enhancements, current levels of subordination, collateral vintage and other relevant characteristics of the underlying assets or the security to develop its estimate of cash flows. Estimating the expected cash flows is a quantitative and qualitative process that incorporates information received from third-party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. Where possible, this data is benchmarked against third-party sources. When it is determined that an impairment is other than temporary because it is probable that the Company will not collect all amounts due based on the contractual terms of the security, even if the Company has no intent to sell and has the intent and ability to hold to recovery, the Company will recognize a realized loss equal to the difference between the carrying value of the security and the present value of the expected cash flows. Under circumstances whereby the Company has the intent to sell or does not have the ability and intent to hold to recovery, the security is impaired to its fair value. In addition, for certain asset-backed securities in an unrealized loss position, management also evaluates whether it has the intent and ability to retain the investment for a period of time sufficient to recover the amortized cost basis. Investments in real estate are stated at depreciated cost. As of December 31, 2020 and 2019, the Company's investment in real estate consisted of properties occupied by the Company of $13.1 and $12.5, respectively. On October 16, 2018, the Company sold land located in Lynchburg, Virginia to the City of Lynchburg for a purchase price of $0.2. As a result of the sale, the Company recorded a de minimis gain. Newco, a noninsurance subsidiary, owns certain properties occupied by the Company and its affiliates. Mortgage loans are stated at principal amounts outstanding, net of premium and discount amortization. Interest on loans is recognized on an accrual basis at the applicable interest rate on the principal amount outstanding. Premiums and discounts are amortized as level yield adjustments over the respective loan terms. GNWLAAC RE, a noninsurance subsidiary, at times owns certain mortgage loans contributed by the Company. GNWLAAC RE will take possession of real estate through, or in lieu of, foreclosure on its loans. The transfers are recorded at the lower of book value or fair value at the date of transfer. Impaired loans are defined by SSAP No. 37, Mortgage Loans, as loans for which it is probable that the Company will be unable to collect all amounts due according to original contractual terms of the loan agreement. In determining whether it is probable that the Company will be unable to collect all amounts due, the Company considers current payment status, debt service coverage ratios, occupancy levels and current loan-to-value. For individually impaired loans, the Company records an impairment charge when it is probable that a loss has occurred. Impaired loans are carried on a non-accrual status. Loans are placed on non-accrual status when, in management's opinion, the collection of principal or interest is unlikely, or when the collection of principal or interest is 90 days or more past due. Income on impaired loans is not recognized until the loan is sold or the cash received exceeds the carrying amount recorded. Investments in joint ventures, partnerships or limited liability companies are stated based on the underlying audited U.S. GAAP equity adjusted for any unamortized goodwill. Changes in the proportionate share of these investments are recorded as unrealized gains and losses. The cost basis and carrying value of joint ventures and limited partnership investments are adjusted for impairments in value deemed to be other than temporary, with associated realized loss reported in net income (loss). Realized investment gains and losses, determined on a specific identification basis and recorded on the trade date, are reduced by amounts transferred to IMR and are reflected as an element of net income (loss), net of related tax. For bonds and F-14 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) preferred stocks carried at fair value, the difference between amortized cost and fair value is reflected as unrealized gains and losses on investments in unassigned surplus. Changes in fair values of common stocks and changes in statutory equity of subsidiaries are reflected as unrealized gains and losses on investments in unassigned surplus. The Company participates in a program managed by an unaffiliated financial institution in which it lends securities to brokers or other parties. The Company receives collateral for the loaned securities which can consist of cash or government securities, on a daily basis, in amounts equal to or exceeding 102% of the fair value of the applicable securities loaned. Currently, the Company only accepts cash collateral from borrowers under the program. The collateral is re-invested in short-term investments which are carried at amortized cost. Sales of securities to affiliates are considered economic transactions and are accounted for at fair value, with interest related gains and losses transferred to IMR. (h) Fair Value Measurements The Company holds certain long-term bonds, common stocks, derivatives, securities held as collateral, and separate account assets which are carried at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect a view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. All assets carried or disclosed at fair value are classified and disclosed in one of the following three categories: . Level 1 -- Quoted prices for identical instruments in active markets. . Level 2 -- Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable. . Level 3 -- Instruments whose significant value drivers are unobservable. Level 1 primarily consists of separate account assets and financial instruments whose value is based on quoted market prices such as actively traded equity securities and actively traded mutual fund investments. Level 2 includes those financial instruments that are valued using industry-standard pricing methodologies, models or other valuation methodologies. These models are primarily industry-standard models that consider various inputs, such as interest rate, credit spread and foreign exchange rates for the underlying financial instruments. All significant inputs are observable, or derived from observable information, in the marketplace or are supported by observable levels at which transactions are executed in the marketplace. Financial instruments in this category primarily include: certain public and private corporate bonds; government or agency securities; certain mortgage-backed and asset-backed securities; securities held as collateral; and certain non-exchange-traded derivatives such as interest rate swaps. Level 3 is comprised of financial instruments whose fair value is estimated based on industry-standard pricing methodologies and internally developed models utilizing significant inputs not based on, nor corroborated by, readily available market information. In limited instances, this category may also utilize non-binding broker quotes. This category primarily consists of certain less liquid bonds and preferred stocks, and certain derivative instruments where the Company cannot corroborate the significant valuation inputs with market observable data. F-15 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) As of each reporting period, all assets and liabilities recorded or disclosed at fair value are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the asset or liability, such as the relative impact on the fair value from including a particular input. The Company reviews the fair value hierarchy classifications each reporting period. Changes in the observability of the valuation attributes may result in a reclassification of certain financial assets or liabilities. Such reclassifications are reported as transfers in and out of Level 3 at the beginning fair value for the reporting period in which the changes occur. The valuation of financial futures is based on the closing exchange prices. Accordingly, these financial futures are classified as Level 1. The valuation of equity index options is determined using an income approach. The primary inputs into the valuation are forward interest rate volatility and a time value component associated with the optionality in the derivative, which are considered significant unobservable inputs in most instances. The equity index volatility surface is determined based on market information that is not readily observable and is developed based upon inputs received from several third-party sources. Accordingly, these options are classified as Level 3. The valuation of cross currency swaps is determined using an income approach. The primary inputs into the valuation represent the forward interest rate swap curve and foreign currency exchange rates, both of which are considered an observable input, and results in the derivative being classified as Level 2. The fair value of the majority of separate account assets is based on the quoted price of the underlying fund investments and, therefore, represents Level 1 pricing. The remaining separate account assets represent Level 2 and 3 pricing, as defined above. (i) Investment Income Due and Accrued Accrued investment income consists primarily of interest and dividends. Interest is recognized on an accrual basis and dividends are recorded as earned on the ex-dividend date. Due and accrued income is not recorded on: (a) bonds in default and (b) bonds delinquent more than 90 days or where collection of interest is improbable. As of December 31, 2020 and 2019, the Company's nonadmitted investment income due and accrued was zero. (j) Nonadmitted Assets Certain assets, principally furniture, equipment, agents' debit balances, certain amounts related to investments in or near default, prepaid expenses, and certain deferred income tax assets have been designated as nonadmitted assets and are excluded from assets by a charge to statutory surplus. Changes in these nonadmitted assets are presented as changes in unassigned surplus. (k) Aggregate Reserves and Liability for Deposit-Type Contracts Policy reserves on non-variable annuity and supplementary contracts are calculated using the Commissioners' Annuity Reserve Valuation Method. The valuation interest assumptions follow the Standard Valuation Law and vary by the contracts' characteristics and their issue year. In 2019 and prior years, policy reserves on variable annuity contracts were calculated using the Commissioner's Annuity Reserve Valuation Method for Variable Annuities ("VACARVM"), which included valuation interest assumptions that followed the Standard Valuation Law and varied by the contracts' characteristics and their issue year. Effective January 1, 2020, VACARVM reserves follow the reserve requirements prescribed in the NAIC Valuation Manual-21: Requirements for Principle-Based Reserves for Variable Annuities ("VM-21"). See Note 1(v) for a discussion of the impact resulting from this change. F-16 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) Policy reserves on life insurance contracts are based on statutory mortality and valuation interest rates using the Commissioner's Reserve Valuation Method without consideration of withdrawals. The valuation interest and mortality assumptions follow the Standard Valuation Law and vary by the contracts' characteristics and their issue year. Valuation methods provide, in the aggregate, reserves that are greater than or equal to the minimum guaranteed policy cash values or the amount required by law. Accident and health benefit reserves are developed by actuarial methods and are determined based on published tables using specified statutory interest rates and mortality. Morbidity assumptions are based on Company experience. Liability for deposit-type contracts represents contracts without significant mortality or morbidity risk. Payments received from sales of deposit-type contracts are recognized by providing a liability equal to the current value of the policyholders' contracts. Interest rates credited to these contracts are based on the applicable terms of the respective contract. (l) Liability for Policy and Contract Claims The liability for policy and contract claims represents the amount needed to provide for the estimated cost of settling due and unpaid claims relating to insured events that have occurred on or before the end of the respective reporting period. The estimated liability includes requirements for payments of claims that have been reported to the insurer, and claims related to insured events that have occurred but that have not been reported to the insurer as of the date the liability is estimated. Management considers the liability for policy and contract claims provided to be satisfactory to cover the losses that have occurred. Management monitors actual experience, and where circumstances warrant, will revise its assumptions. The methods of determining such estimates and establishing the liability are reviewed continuously and any adjustments are reflected in operations in the period in which they become known. Future developments may result in losses greater or less than the liability for policy and contract claims provided. (m) Interest Maintenance Reserve IMR represents the deferral of interest-related realized capital gains and losses, net of tax, on primarily fixed maturity investments and interest rate derivatives. These gains and losses are amortized into income (loss) on a level yield method, based on statutory factor tables over the estimated remaining life of the investment sold or called. (n) Asset Valuation Reserve AVR is a contingency reserve for credit-related losses on most investments and is recorded as a liability through a charge to statutory surplus. The reserve is calculated based on credit quality using factors provided by the NAIC. (o) Federal Income Taxes The Company determines DTAs and/or DTLs by multiplying the differences between the statutory financial reporting and tax reporting bases for assets and liabilities by the enacted tax rates expected to be in effect when such differences are recovered or settled if there is no change in law. The effect on deferred taxes of a change in tax rates is recognized in unassigned deficit in the period that includes the enactment date. Valuation allowances on DTAs are estimated based on the Company's assessment of the realizability of such amounts. (p) Reinsurance Premiums, commissions, expense reimbursement, claim, and claim adjustment expenses related to reinsured business are accounted for on a basis consistent with that used in accounting for the original policies issued and with the terms of the reinsurance contracts and are reported net of amounts ceded to other companies. F-17 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) A liability has been provided for unsecured policy reserves on reinsurance ceded to companies not authorized to assume business in the state of domicile and is included in reinsurance in unauthorized companies. Changes in this liability are reported directly in unassigned surplus. Policy and contract liabilities ceded have been reported as reductions to the related reserves. (q) Guaranty Association Assessments The Company is required by law to participate in the guaranty associations of the various states in which it is licensed to do business. The state guaranty associations ensure payment of guaranteed benefits, with certain restrictions, to policyholders of impaired or insolvent insurance companies by assessing all other companies involved in similar lines of business. See Note 7(b). (r) Electronic Data Processing ("EDP") Equipment and Software EDP equipment and operating software are admitted assets to the extent they do not exceed 3% of capital and surplus (as adjusted for certain fixed assets and intangible assets) and are depreciated over three years on a straight line basis. As of December 31, 2020 and 2019, EDP equipment and operating software and non-operating software totaled $5.4 and $8.1, respectively. For the years ended December 31, 2020, 2019 and 2018, total depreciation expense for EDP equipment and operating software and non-operating software was $4.0, $4.1, and $5.7, respectively. Of these amounts, $0.6, $0.5 and $0.3 were related to EDP equipment and operating software as of December 31, 2020, 2019 and 2018, respectively. As of December 31, 2020 and 2019, total accumulated depreciation totaled $108.3 and $125.9, respectively, inclusive of $0.2 and $0.3, respectively, related to EDP equipment and operating software. (s) Derivative Instruments Derivative instruments used in hedging transactions that meet the criteria of a highly effective hedge are valued and reported consistently with the hedged items. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge shall be valued at fair value with the changes in fair value recorded as unrealized gains and losses in statutory surplus. The Company uses cross currency swaps, equity index options, and financial futures for hedging. Interest rate futures are used to reduce market risks from changes in interest rates and to alter interest rate exposures arising from mismatches between assets and liabilities. Equity index options and equity futures are used to hedge the equity market risks that are part of some of the Company's annuity liabilities. The Company uses cross currency swaps to reduce market risks from changes in foreign currency rates and to alter interest rate exposure arising from mismatches between assets and liabilities. In a cross currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a forward exchange rate calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party. Cross currency swaps that qualify for hedge accounting are carried at amortized cost while non-qualifying equity options and financial futures are carried at fair value with changes in fair value recorded in statutory surplus. Realized investment gains and losses from derivatives that qualify for hedge accounting are reduced by amounts transferred to IMR and are reflected as an element of investment income, net of investment and interest expenses. Any fees associated with swaps are held in surplus and the full fee amount will be recognized in income at the time of termination. F-18 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) (t) Experience Refunds Experience refunds are calculated in accordance with the applicable reinsurance agreements. Experience refunds are primarily determined by claims experience on the ceded blocks, in addition to numerous factors that include profitability of the Company during the period covered by the refund and capitalization levels of the Company. (u) Going Concern The Company's management does not have any doubts about the Company's ability to continue as a going concern within one year from the date the statutory financial statements were issued. (v) Accounting Changes In 2019, the NAIC approved revisions to PBR and capital for variable annuity products effective January 1, 2020. The NAIC implemented the framework through revisions to VM-21, Actuarial Guideline XLIII and the Life Risk-Based Capital Instructions. As a result of these revisions, the Company recorded additional reserves above prior regulation of $96.0 for its variable annuity products as of January 1, 2020, with an offsetting adjustment in surplus, change in reserve on account of change in valuation basis. In November 2018, the NAIC adopted revisions to SSAP No. 51R, Life Contracts, SSAP No. 52, Deposit-Type Contracts, and SSAP No. 61R, Life, Deposit-Type and Accident and Health Reinsurance, which were effective on December 31, 2019 and applied on a prospective basis. The revisions added product level granularity to the existing disclosures for annuity actuarial reserves and deposit-type liabilities by withdrawal characteristics, and added similar disclosures to life products. These revisions did not have an impact on the Company's financial statements; however, revised or new disclosures were included in Note 3. In November 2017, the NAIC adopted substantive revisions to SSAP No. 100R, Fair Value, which were effective on January 1, 2018 and applied on a prospective basis. These revisions allow the use of net asset value ("NAV") per share as a practical expedient for fair value and added disclosures to identify assets valued using NAV. These revisions did not have an impact on the Company's financial statements; however, additional disclosures were included in Note 13. (w) Correction of Error During 2020, the Company recorded a prior period correction related to the quota share percentage used to value reserves for term life conversion policies ceded to its subsidiary, JLIC. To record this correction, the Company increased life reserves and net deferred tax assets by $36.7 and $7.7, respectively, with an offsetting decrease of $29.0 to unassigned surplus. In addition, the Company recorded an increase of $29.0 in its investment in JLIC, with an offsetting increase of $29.0 to unassigned surplus. These corrections did not have a net impact on the Company's surplus and were recorded in accordance with SSAP No. 3, Accounting Changes and Corrections of Errors. During 2019, the Company recorded a prior period correction related to ceded reinsurance premiums on term conversion policies. To record this correction, the Company increased amounts recoverable from reinsurers and funds held by $18.0 and decreased net deferred tax assets by $3.8 with an offsetting increase of $14.2 to unassigned surplus, in accordance with SSAP No. 3. F-19 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) (2)Investments (a) Bonds and Preferred and Common Stocks As of December 31, 2020 and 2019, the carrying value, gross unrealized gains and losses, and fair value of the Company's bonds and preferred and common stocks, excluding stocks of affiliates, were as follows:
2020 -------------------------------------------------------- Gross Gross unrealized gains unrealized losses ---------------- ----------------- Carrying Not Not value OTTI OTTI OTTI OTTI Fair value ---------- -------- ---- ------ ---- ---------- Bonds: U.S. government and U.S. government agencies............ $ 513.0 $ 241.8 $ -- $ -- $-- $ 754.8 All other governments. 149.2 29.3 -- (0.4) -- 178.1 States, territories, and possessions..... 141.4 39.0 -- -- -- 180.4 Special revenue and special assessment obligations......... 423.5 94.0 -- -- -- 517.5 Industrial and miscellaneous....... 8,045.7 1,582.3 -- (7.6) -- 9,620.4 Residential mortgage-backed..... 614.3 72.8 0.6 -- -- 687.7 Commercial mortgage-backed..... 803.7 61.5 -- (2.0) -- 863.2 Other asset-backed and structured securities.......... 701.8 11.1 -- (1.1) -- 711.8 Hybrids............... 64.4 12.5 -- -- -- 76.9 ---------- -------- ---- ------ --- --------- Total bonds....... 11,457.0 2,144.3 0.6 (11.1) -- 13,590.8 Preferred and common stocks -- nonaffiliates 53.4 1.4 1.0 (0.1) -- 55.7 ---------- -------- ---- ------ --- --------- Total bonds and preferred and common stocks....... $ 11,510.4 $2,145.7 $1.6 $(11.2) $-- $13,646.5 ========== ======== ==== ====== === =========
2019 ------------------------------------------------------- Gross Gross unrealized gains unrealized losses ---------------- ----------------- Carrying Not Not value OTTI OTTI OTTI OTTI Fair value --------- -------- ---- ------ ---- ---------- Bonds: U.S. government and U.S. government agencies............ $ 545.7 $ 143.4 $ -- $ -- $-- $ 689.1 All other governments. 108.3 20.4 -- -- -- 128.7 States, territories, and possessions..... 140.8 24.7 -- -- -- 165.5 Special revenue and special assessment obligations......... 389.9 66.0 -- (0.2) -- 455.7 Industrial and miscellaneous....... 7,830.4 957.5 -- (5.5) -- 8,782.4 Residential mortgage-backed..... 735.7 70.9 0.5 (0.3) -- 806.8 Commercial mortgage-backed..... 837.3 36.9 -- (1.7) -- 872.5 Other asset-backed and structured securities.......... 801.6 7.4 -- (2.0) -- 807.0 Hybrids............... 65.7 8.8 -- -- -- 74.5 --------- -------- ---- ------ --- --------- Total bonds....... 11,455.4 1,336.0 0.5 (9.7) -- 12,782.2 Preferred and common stocks -- nonaffiliates 62.0 1.8 -- (0.4) -- 63.4 --------- -------- ---- ------ --- --------- Total bonds and preferred and common stocks....... $11,517.4 $1,337.8 $0.5 $(10.1) $-- $12,845.6 ========= ======== ==== ====== === =========
F-20 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) Gross unrealized losses in the tables above include declines in the fair value of certain bonds below carrying value, where an OTTI has not occurred as the Company does not intend to sell, has the intent and ability to retain the investment for a period of time sufficient to recover the entire amortized cost basis of the investment and otherwise expects to recover the entire amortized cost basis of the investment. In addition, gross unrealized losses include declines in the fair value below the carrying value for certain bonds that have been other-than-temporarily impaired and were written down to their discounted estimated future cash flows, which were greater than their fair value, as the Company does not expect to recover the entire amortized cost basis of these bonds based on its estimate of future cash flows to be collected, despite not having the intent to sell and having the intent and ability to retain the investment for a period of time sufficient to recover the amortized cost basis. Furthermore, there were no unrealized losses on bonds where carrying value equaled fair value as of December 31, 2020 and 2019. As of December 31, 2020, the scheduled contractual maturity distribution of the bond portfolio was as follows:
2020 ------------------------- Carrying value Fair value -------------- ---------- Due in one year or less.................. $ 258.0 $ 262.4 Due after one year through five years.... 1,637.9 1,774.7 Due after five years through ten years... 1,592.7 1,815.5 Due after ten years...................... 5,848.6 7,475.5 --------- --------- Subtotals............................. 9,337.2 11,328.1 Residential mortgage-backed.............. 614.3 687.7 Commercial mortgage-backed............... 803.7 863.2 Other asset-backed structured securities. 701.8 711.8 --------- --------- Totals................................ $11,457.0 $13,590.8 ========= =========
Actual and expected maturities may differ from scheduled contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties. As required by law, the Company has investments on deposit with governmental authorities and banks for the protection of policyholders with a statement value of $7.7 as of December 31, 2020 and 2019. As of December 31, 2020 and 2019, approximately 70.2% and 68.4%, respectively, of the Company's long-term bond portfolio was composed of security issues in the industrial and miscellaneous category. The vast majority of which are rated investment grade and are senior secured bonds. The Company's portfolio is widely diversified among various geographic regions in the United States, and is not dependent on the economic stability of one particular region. As of December 31, 2020 and 2019, the Company did not hold any investments in any single issuer, other than securities issued or guaranteed by the U.S. government or money market securities, which exceeded 10% of capital and surplus, except for its investment in JLIC of $99.7 as of December 31, 2020 and its investment in Rivermont of $198.9 as of December 31, 2019. F-21 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) The credit quality mix of the bond portfolio as of December 31, 2020 and 2019 was as follows. The quality ratings represent NAIC designations.
2020 2019 --------------------- --------------------- Carrying value Percent Carrying value Percent -------------- ------- -------------- ------- Class 1 -- highest quality.... $ 5,883.2 51.3% $ 6,234.2 54.4% Class 2 -- high quality....... 4,970.3 43.4 4,826.1 42.1 Class 3 -- medium quality..... 591.3 5.2 366.5 3.2 Class 4 -- low quality........ 12.0 0.1 28.4 0.3 Class 5 -- lower quality...... -- -- -- -- Class 6 -- in or near default. 0.2 -- 0.2 -- --------- ----- --------- ----- Totals..................... $11,457.0 100.0% $11,455.4 100.0% ========= ===== ========= =====
Bonds with ratings categories ranging from AAA/Aaa to BBB/Baa, as assigned by a rating service such as Standard & Poor's Financial Services LLC or Moody's Investors Service, Inc., are generally regarded as investment grade securities. Some agencies and treasuries (that is, those securities issued by the U.S. government or an agency thereof) are not rated, but all are considered to be investment grade securities. The NAIC regards agencies and treasuries and all A ratings as Class 1 (highest quality), BBB/Baa ratings as Class 2 (high quality), BB/Ba ratings as Class 3 (medium quality), B ratings as Class 4 (low quality), CCC/Caa ratings as Class 5 (lower quality), and CC/Ca or below ratings as Class 6 (in or near default). There were no bonds in default as of December 31, 2020 and 2019. (b) Common Stocks of Affiliates The Company's investment in common stocks of affiliates as of December 31, 2020 and 2019 included its proportionate ownership percentage as disclosed in Note 1(a), except as disclosed below. The following tables summarize data from the statutory financial statements of the Company's insurance company subsidiaries as of and for the years ended December 31, 2020, 2019 and 2018:
GLICNY JLIC/1/ Rivermont RLIC VI/2/ RLIC VII/2/ RLIC VIII/2/ RLIC IX RLIC X/2/ - -------- ------ --------- --------- ---------- ----------- ------- -------- 2020 Total admitted assets.... $7,656.4 $135.6 $ -- $1,369.2 $120.5 $341.6 $ -- $302.5 Total liabilities........ 7,436.9 35.9 -- 1,334.2 103.1 305.5 -- 285.1 Total capital and surplus 219.5 99.7 -- 35.0 17.4 36.1 -- 17.4 Net income (loss)........ (50.2) (0.8) -- 1.6 6.6 3.2 -- (2.6) 2019 Total admitted assets.... $7,604.8 $131.2 $514.6 $1,376.7 $143.4 $341.0 $ 0.3 $275.6 Total liabilities........ 7,288.1 67.4 0.7 1,313.8 129.9 306.1 -- 255.2 Total capital and surplus 316.7 63.8 513.9 62.9 13.5 34.9 0.3 20.4 Net income (loss)........ 82.0 2.7 386.0 (347.1) 6.0 5.4 (9.3) (5.2) 2018 Total admitted assets.... $7,664.4 $128.3 $606.8 $ 270.0 $156.7 $333.6 $255.7 $246.6 Total liabilities........ 7,430.6 67.7 486.5 252.6 141.7 302.9 241.7 227.3 Total capital and surplus 233.8 60.6 120.3 17.4 15.0 30.7 14.0 19.3 Net income (loss)........ (56.0) 4.9 (1.3) 547.9 (0.7) (2.8) 528.8 447.8
-------- /1/ During 2020, the Company recorded a prior period correction which increased its investment in JLIC by $29.0. See Note 1(w). / / /2/ As of December 31, 2020 and 2019, the Company carried its investment in the subsidiary at zero as it had an unassigned deficit, excluding the special surplus funds. F-22 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) As of December 31, 2020 and 2019, the Company's investment in GLICNY was $75.7 and $109.2, respectively, and in JLIC was $99.7 and $63.8, respectively. As of December 31, 2019, the Company's investment in Rivermont was $198.9 as it had unassigned surplus, excluding surplus notes outstanding, after the recapture of the reinsurance business in 2019. See Note 8 for additional information. Rivermont was dissolved effective March 12, 2020. During 2020, 2019, and 2018, RLIC VII and RLIC VIII had a permitted practice from the Vermont Department of Financial Regulation (the "Vermont Department") to carry their reserves on a U.S. GAAP basis, pursuant to section 6048K(a)(2) of the Vermont Insurance Code. On January 1, 2018, RLIC IX and RLIC X were granted the same permitted practice as RLIC VII and RLIC VIII. The difference between reserves under NAIC SAP and the permitted practice reserves held by these companies flows through special surplus funds, rather than through the unassigned deficit. In addition, effective December 1, 2019, the Company recaptured all of the term life insurance business from RLIC IX. See Note 8. RLIC IX was dissolved effective April 9, 2020. Prior to January 1, 2018, RLIC IX and RLIC X had a permitted practice from the Vermont Department to record an excess of loss ("XOL") reinsurance agreement with Canada Life Assurance Company ("Canada Life") and Hannover Life Reassurance Company of America ("Hannover"), respectively, as a gross admitted asset and as paid in surplus. Effective January 1, 2018, RLIC IX and RLIC X each withdrew this permitted practice. Effective June 1, 2018, RLIC VI had a permitted practice (the "RLIC VI Term Life Permitted Practice") from the Delaware Department of Insurance (the "Delaware Department") to carry its term life reserves on a U.S. GAAP basis. The difference between reserves under NAIC SAP and the permitted practice reserve held by RLIC VI flows through special surplus funds, rather than through the unassigned deficit. RLIC VI also requested and was subsequently granted effective December 1, 2019, an extension of the Delaware Department's previous approval of the RLIC VI Term Life Permitted Practice to include additional term life insurance policies assumed from the Company in 2019. See Note 8. Prior to June 1, 2018, RLIC VI had a permitted practice from the Delaware Department to record an XOL reinsurance agreement with Canada Life as a gross admitted asset and as paid in surplus. Effective June 1, 2018, RLIC VI withdrew this permitted practice. Effective December 1, 2019, RLIC VI entered into an XOL reinsurance agreement (the "New RLIC VI XOL Treaty") with Canada Life, operating through its Barbados branch and the Company. The Company requested and was subsequently granted effective December 1, 2019, a permitted practice (the "New Universal Life Permitted Practice") from the Delaware Department pursuant to Title 18, Sections 6907 and 6962 of the Delaware Insurance Code. RLIC VI is permitted to record the portion of the XOL coverage amount (the "New RLIC VI XOL Coverage Amount") pursuant to the New RLIC VI XOL Treaty allocable to the universal life insurance contracts as a gross admitted asset and as paid in surplus. The Company has an investment in Newco which is audited and fully admitted at U.S. GAAP equity, adjusted for goodwill, in common stock of affiliates. As of December 31, 2020 and 2019, the Company's investment in Newco was $42.8 and $41.0, respectively, of which $1.8 and $2.8, respectively, was statutory goodwill. The goodwill is being amortized over 10 years in accordance with SSAP No. 97 and will be fully amortized in 2022. The amount amortized for the years ended December 31, 2020, 2019 and 2018 was $1.0 in each year. As of December 31, 2020 and 2019, GNWLAAC RE was unaudited and nonadmitted. (c) Mortgage Loans As of December 31, 2020 and 2019, the Company's mortgage loan portfolio consisted of 393 and 425, respectively, of first lien commercial mortgage loans. The loans, which were originated by the Company through a network of mortgage bankers, were made only on developed and leased properties and had a maximum loan-to-value ratio of 75% as of the date of origination. The Company does not engage in construction lending or land loans. The maximum and minimum lending rates for new mortgage loans during 2020 were 4.2% and 3.5%, respectively. All of the mortgage loans were current as of December 31, 2020 and 2019. The Company's mortgage loans are collateralized by commercial properties, including multi-family residential buildings. The carrying value of mortgage loans is stated at original cost net of prepayments and amortization. F-23 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) The Company diversifies its mortgage loans by both property type and geographic region. The following tables set forth the distribution across property type and geographic region for mortgage loans as of December 31, 2020 and 2019:
2020 2019 ------------------ ------------------ Carrying Percent of Carrying Percent of Property type value total value total ------------- -------- ---------- -------- ---------- Retail..................... $ 602.6 35.1% $ 643.2 35.5% Industrial................. 506.1 29.5 533.5 29.4 Office..................... 411.0 23.9 437.5 24.1 Mixed use.................. 80.9 4.7 72.1 4.0 Apartments................. 75.6 4.4 92.8 5.1 Other...................... 41.1 2.4 33.2 1.9 -------- ----- -------- ----- Total principal balance. $1,717.3 100.0% $1,812.3 100.0% ======== ===== ======== =====
2020 2019 ------------------ ------------------ Carrying Percent of Carrying Percent of Geographic region value total value total ----------------- -------- ---------- -------- ---------- South Atlantic............. $ 435.3 25.3% $ 467.6 25.8% Pacific.................... 408.7 23.8 435.8 24.1 Middle Atlantic............ 193.6 11.3 209.0 11.5 West North Central......... 169.3 9.9 170.3 9.4 East North Central......... 141.2 8.2 147.4 8.1 Mountain................... 134.0 7.8 137.9 7.6 West South Central......... 99.9 5.8 100.2 5.5 East South Central......... 73.4 4.3 80.5 4.5 New England................ 61.9 3.6 63.6 3.5 -------- ----- -------- ----- Total principal balance. $1,717.3 100.0% $1,812.3 100.0% ======== ===== ======== =====
Mortgage loans are considered past due when contractual payments have not been received from the borrower by the required payment date. The Company had no loans greater than 30 days past due as of December 31, 2020 and 2019. The Company had no impaired loans as of December 31, 2020 and 2019. The following table sets forth the age analysis of mortgage loans and identification of mortgage loans in which the insurer is a participant or co-lender in a mortgage loan agreement as of December 31, 2020 and 2019:
2020 2019 -------------------------- -------------------------- Commercial Commercial -------------------------- -------------------------- Insured All Other Total Insured All Other Total ------- --------- -------- ------- --------- -------- Recorded investment (All) Current (less than 30 days past due)...... $ -- $1,717.3 $1,717.3 $ -- $1,812.3 $1,812.3 Interest reduced Recorded investment... $ -- $ 2.5 $ 2.5 $ -- $ -- $ -- Number of loans....... -- 1 1 -- -- -- Percent reduced....... -- % 2.0% 2.0% -- % -- % -- % Participant or co-lender in a mortgage loan agreement Recorded investment... $ -- $ -- $ -- $ -- $ 29.0 $ 29.0
As of December 31, 2020 and 2019, the Company held no farm, mezzanine or residential mortgage loans. During the years ended December 31, 2020 and 2019, the Company did not have any modifications or extensions that were considered troubled debt restructurings. F-24 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) In evaluating the credit quality of mortgage loans, the Company assesses the performance of the underlying loans using both quantitative and qualitative criteria. Certain risks associated with mortgage loans can be evaluated by reviewing both the loan-to-value and debt service coverage ratios to understand both the probability of the borrower not being able to make the necessary loan payments as well as the ability to sell the underlying property for an amount that would enable the Company to recover its unpaid principal balance in the event of default by the borrower. A higher debt service coverage ratio indicates the borrower is less likely to default on the loan. The debt service coverage ratio should not be used without considering other factors associated with the borrower, such as the borrower's liquidity or access to other resources that may result in the Company's expectation that the borrower will continue to make the future scheduled payments. A lower loan-to-value indicates that its loan value is more likely to be recovered in the event of default by the borrower if the property was sold. The Company monitors mortgage loan concentration by state. California is the only state exceeding 10% of the total mortgage loan portfolio. During the years ended December 31, 2020, 2019 and 2018, the Company originated zero, $20.4 and $7.8, respectively, in mortgage loans secured by real estate in California. As of December 31, 2020 and 2019, the Company held $264.3 and $286.0, respectively, of mortgages secured by real estate in California, which was 15.4% and 15.8%, respectively, of its total mortgage portfolio. The following tables set forth the average loan-to-value of mortgage loans by property type as of December 31, 2020 and 2019:
2020 Average loan-to-value/(1)/ ------------------------------------------------------- Greater Property type 0%-50% 51%-60% 61%-75% 76%-100% than 100% Total ------------- ------ ------- ------- -------- --------- -------- Retail.................................. $242.4 $173.0 $180.6 $6.6 $-- $ 602.6 Industrial.............................. 278.2 142.5 85.4 -- -- 506.1 Office.................................. 123.3 178.7 106.6 2.4 -- 411.0 Mixed use............................... 24.3 16.6 40.0 -- -- 80.9 Apartments.............................. 42.6 14.8 18.2 -- -- 75.6 Other................................... 8.3 4.0 28.8 -- -- 41.1 ------ ------ ------ ---- --- -------- Total................................ $719.1 $529.6 $459.6 $9.0 $-- $1,717.3 ====== ====== ====== ==== === ======== Percent of total........................ 41.9% 30.8% 26.8% 0.5% --% 100.0% ====== ====== ====== ==== === ======== Weighted-average debt service coverage ratio/(2) /........................... 2.3 1.8 1.6 1.5 -- 2.0 ====== ====== ====== ==== === ========
-------- /(1)/Average loan-to-value is based on the Company's most recent estimate of the fair value for the underlying property as of the date indicated above. Values are evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan. /(2)/Debt service coverage ratio is based on "normalized" annual net operating income of the property compared to the payments required under the terms of the loan. Normalization allows for the removal of annual one-time events such as capital expenditures, prepaid or late real estate tax payments or non-recurring third-party fees (such as legal, consulting or contract fees). This ratio is evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan. F-25 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions)
2019 Average loan-to-value/(1)/ ------------------------------------------------------ Greater than Property type 0%-50% 51%-60% 61%-75% 76%-100% 100% Total ------------- ------ ------- ------- -------- ------------ -------- Retail................... $270.6 $141.4 $231.2 $ -- $ -- $ 643.2 Industrial............... 240.8 145.2 147.5 -- -- 533.5 Office................... 162.2 103.8 171.5 -- -- 437.5 Apartments............... 41.3 28.4 23.1 -- -- 92.8 Mixed use................ 24.6 17.4 30.1 -- -- 72.1 Other.................... 18.9 -- 14.3 -- -- 33.2 ------ ------ ------ ---- ---- -------- Total................. $758.4 $436.2 $617.7 $ -- $ -- $1,812.3 ====== ====== ====== ==== ==== ======== Percent of total......... 41.8% 24.1% 34.1% -- % -- % 100.0% ====== ====== ====== ==== ==== ======== Weighted-average debt service coverage ratio/(2) /............ 2.2 1.8 1.6 -- -- 1.9 ====== ====== ====== ==== ==== ========
-------- /(1)/Average loan-to-value is based on the Company's most recent estimate of the fair value for the underlying property as of the date indicated above. Values are evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan. /(2)/Debt service coverage ratio is based on "normalized" annual net operating income of the property compared to the payments required under the terms of the loan. Normalization allows for the removal of annual one-time events such as capital expenditures, prepaid or late real estate tax payments or non-recurring third-party fees (such as legal, consulting or contract fees). This ratio is evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan. The following tables set forth the debt service coverage ratio for fixed rate mortgage loans by property type as of December 31, 2020 and 2019:
2020 Debt service coverage ratio -- fixed rate/(1)/ ------------------------------------------------------------------- Less than Greater than Property type 1.00 1.00 - 1.25 1.26 - 1.50 1.51 - 2.00 2.00 Total ------------- --------- ----------- ----------- ----------- ------------ -------- Retail................... $ 6.6 $34.5 $117.4 $244.2 $199.9 $ 602.6 Industrial............... 2.3 8.8 49.7 200.5 244.8 506.1 Office................... 8.4 17.8 17.3 242.2 125.3 411.0 Mixed use................ 0.9 -- 9.2 35.9 34.9 80.9 Apartments............... 0.9 -- 31.6 23.5 19.6 75.6 Other.................... 10.9 15.6 -- 10.8 3.8 41.1 ----- ----- ------ ------ ------ -------- Total................. $30.0 $76.7 $225.2 $757.1 $628.3 $1,717.3 ===== ===== ====== ====== ====== ======== Percent of total......... 1.7% 4.5% 13.1% 44.1% 36.6% 100.0% ===== ===== ====== ====== ====== ======== Weighted-average loan-to-value/(2) /.... 51.7% 58.7% 58.8% 56.8% 42.6% 51.9% ===== ===== ====== ====== ====== ========
-------- /(1)/Debt service coverage ratio is based on "normalized" annual net operating income of the property compared to the payments required under the terms of the loan. Normalization allows for the removal of annual one-time events such as capital expenditures, prepaid or late real estate tax payments or non-recurring third-party fees (such as legal, consulting or contract fees). This ratio is evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan. /(2)/Average loan-to-value is based on the Company's most recent estimate of the fair value for the underlying property as of the date indicated above. Values are evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan. F-26 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions)
2019 Debt service coverage ratio - fixed rate/(1)/ ------------------------------------------------------------------- Less than Greater than Property type 1.00 1.00 - 1.25 1.26 - 1.50 1.51 - 2.00 2.00 Total ------------- --------- ----------- ----------- ----------- ------------ -------- Retail................... $13.1 $38.4 $136.3 $270.6 $184.8 $ 643.2 Industrial............... 9.5 23.7 69.7 174.8 255.8 533.5 Office................... 22.5 16.9 18.2 248.7 131.2 437.5 Apartments............... -- 15.4 23.8 11.2 42.4 92.8 Mixed use................ 1.9 -- 9.1 32.7 28.4 72.1 Other.................... 14.5 1.0 2.4 8.8 6.5 33.2 ----- ----- ------ ------ ------ -------- Total................. $61.5 $95.4 $259.5 $746.8 $649.1 $1,812.3 ===== ===== ====== ====== ====== ======== Percent of total......... 3.4% 5.3% 14.3% 41.2% 35.8% 100.0% ===== ===== ====== ====== ====== ======== Weighted-average loan-to-value/(2) /.... 63.2% 63.6% 59.8% 56.8% 42.0% 52.5% ===== ===== ====== ====== ====== ========
-------- /(1)/Debt service coverage ratio is based on "normalized" annual net operating income of the property compared to the payments required under the terms of the loan. Normalization allows for the removal of annual one-time events such as capital expenditures, prepaid or late real estate tax payments or non-recurring third-party fees (such as legal, consulting or contract fees). This ratio is evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan. /(2)/Average loan-to-value is based on the Company's most recent estimate of the fair value for the underlying property as of the date indicated above. Values are evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan. As of December 31, 2020 and 2019, the Company did not have any floating rate mortgage loans. Low Income Housing Tax Credit The number of remaining years of unexpired tax credits and the required holding period as of December 31, 2020:
Required holding Fund name Remaining years period --------- --------------- ---------------- Alliant EWA Villages II Hawaii, LLC.. 4 15 Centerline Georgia Investor VII, LLC. 2 15
The low income housing tax credit ("LIHTC") and other tax benefits recognized during the years ending December 31, 2020, 2019 and 2018 were as follows:
Fund name State 2020 2019 2018 --------- -------- ---- ---- ---- Alliant EWA Villages II Hawaii, LLC.. Hawaii $0.2 $0.2 $0.2 Centerline Georgia Investor VII, LLC. Georgia -- -- 0.2 CCL Missouri Investor III, LLC....... Missouri -- -- 0.1 CCL Missouri Investor V, LLC......... Missouri -- -- 0.1 Savannah Tax Credit Fund, LLC........ Georgia -- -- 0.1 ---- ---- ---- Total................................ $0.2 $0.2 $0.7 ==== ==== ====
F-27 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) The balance of the investment recognized was as follows:
Fund name 2020 2019 --------- ---- ---- Alliant EWA Villages II Hawaii, LLC. $0.3 $0.5
As of December 31, 2020, there were no LIHTC properties currently subject to any regulatory reviews. As of December 31, 2020, the Company's investment in LIHTC was not considered significant and does not exceed 10% of total admitted assets. The fair value of the below listed limited partnership funds declined during the years ended December 31, 2020, 2019 and 2018 as follows:
Amount of impairment -------------------- Description 2020 2019 2018 ----------- ---- ---- ---- Macquarie Infrastructures Partners A and B. $-- $2.0 $ -- Alinda Infrastructure Fund I, L.P.......... -- -- 0.1
The decline was determined to be other than temporary and the amounts written down were accounted for as realized losses. (d) Derivative Instruments The Company uses exchange-traded futures to reduce the market risks from changes in interest rates and equity indexes. Under exchange traded financial futures, the Company purchases or sells a futures contract on an exchange and posts variation margin to the exchange on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company accesses the exchange through regulated futures commission merchants who are members of a trading exchange. The Company uses cross currency swaps to reduce market risks from changes in foreign currency rates and to alter interest rate exposure arising from mismatches between assets and liabilities. In a cross currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a forward exchange rate calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company also purchases over-the-counter equity index call and put options to hedge the risk embedded in the Company's annuity liabilities. These transactions are entered into pursuant to an International Swaps and Derivatives Association, Inc ("ISDA") Master Agreement. The Company may make a single option premium payment to the counterparty at the inception of the transaction or a series of premium payment installations over the life of the option. Counterparty Risk The Company is exposed to credit-related losses in the event of nonperformance by counterparties to financial instruments, but it does not expect any counterparties to fail to meet their obligations given their high credit ratings. The Company manages counterparty risk by transacting with multiple high-rated counterparties and uses collateral support where possible. The Company's maximum credit exposure to derivative counterparties is limited to the sum of the net fair value of contracts with counterparties that exhibit a positive fair value net of collateral. F-28 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) The current credit exposure of the Company's derivative contracts is limited to net positive fair value owed by the counterparties, less collateral posted by the counterparties to the Company. Credit risk is managed by entering into transactions with creditworthy counterparties and requiring the posting of collateral. In many instances, new over-the-counter derivatives contracts will require both parties to post initial margin, thereby resulting in over collateralizations. The Company also attempts to minimize its exposure to credit risk through the use of various credit monitoring techniques and monitoring overall collateral held. All of the net credit exposure for the Company from derivative contracts is with investment-grade counterparties. As of December 31, 2020, the counterparties to all of the Company's derivatives had a minimum credit rating of BBB+. As of December 31, 2020 and 2019, the Company held derivative counterparty collateral with fair value of $41.1 and $46.0, respectively. The table below provides a summary of the net carrying value, fair value and notional value by the type of derivative instruments held by the Company as of December 31, 2020 and 2019:
2020 2019 ----------------------- ----------------------- Carrying Fair Notional Carrying Fair Notional Derivative type value value value value value value --------------- -------- ----- -------- -------- ----- -------- Financial futures........ $ -- $ -- $ 950.1 $ -- $ -- $1,016.1 Cross currency swaps..... (0.8) 0.3 19.7 (0.1) 0.8 19.7 Equity index options..... 62.7 62.7 2,000.8 80.7 80.7 2,451.0 ----- ----- -------- ----- ----- -------- Totals................ $61.9 $63.0 $2,970.6 $80.6 $81.5 $3,486.8 ===== ===== ======== ===== ===== ========
The financial futures, cross currency swaps, and equity index options in the table above are presented net of their respective liabilities. The Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus present derivative assets and liabilities separately. The Company has no amounts excluded from the assessment of hedge effectiveness for the years ended December 31, 2020, 2019 and 2018. The Company recorded no unrealized gains or losses as of December 31, 2020 and 2019 resulting from derivatives that no longer qualify for hedge accounting. For derivatives accounted for as cash flow hedges of a forecasted transaction: 1) As of December 31, 2020, the maximum length of time over which the Company is hedging its exposure to the variability in future cash flows for forecasted transactions is 13 years; and 2) For the years ended December 31, 2020, 2019, and 2018, there were no cash flow hedges discontinued in the statement year as a result of it no longer being probable that the original forecasted transactions would occur by the end of the originally specified time period or within two months of that date. The futures margin account recorded as part of derivative assets was $0.8 and zero as of December 31, 2020 and 2019, respectively. The Company has no derivative contracts with financing premiums in which premium cost is paid at the end of the derivative contract or throughout the derivative contract. F-29 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) Several of the Company's master swap agreements previously contained credit downgrade provisions that allowed either party to assign or terminate derivative transactions if the other party's long-term unsecured credit or financial strength rating was below the limit defined in the applicable agreement. Beginning in 2018, the Company renegotiated with many of its counterparties to remove the credit downgrade provisions from the master swap agreements entirely or replace it with a provision that allows the counterparty to terminate the derivative transactions if the RBC ratio of the Company goes below a certain threshold. During 2019, the Company successfully completed these negotiations and as a result, none of its master swap agreements have credit downgrade provisions as of December 31, 2020. As of December 31, 2020, the RBC ratio of the Company was above the thresholds negotiated in the applicable master swap agreements and therefore, no counterparty had rights to take action against the Company under the RBC threshold provisions. (e) Net Investment Income For the years ended December 31, 2020, 2019 and 2018, the sources of net investment income of the Company were as follows:
2020 2019 2018 ------ ------ ------ Bonds............................ $551.5 $540.5 $529.4 Preferred and common stocks...... 3.1 4.2 3.8 Mortgage loans................... 85.2 88.2 87.6 Contract loans................... 34.4 32.7 27.2 Short-term investments........... 2.7 7.9 5.0 Real estate...................... 3.6 3.6 3.3 Other invested assets............ 5.8 10.3 6.5 Derivative instruments........... 0.3 0.3 (5.7) Other............................ 0.1 0.4 0.4 ------ ------ ------ Gross investment income....... 686.7 688.1 657.5 Investment and interest expenses. (18.0) (17.9) (17.7) ------ ------ ------ Net investment income......... $668.7 $670.2 $639.8 ====== ====== ======
The number of CUSIPs sold, redeemed or otherwise disposed as a result of a callable feature and the aggregate amount of investment income generated as a result of a prepayment penalty and/or accelerations fees for the years ended December 31, 2020, 2019 and 2018 were as follows:
2020 2019 2018 ---------------- ---------------- ---------------- General Separate General Separate General Separate account account account account account account ------- -------- ------- -------- ------- -------- (1) Number of CUSIPS...................... 32 -- 31 -- 22 -- (2) Aggregate amount of investment income. $ 16.2 $-- $ 6.2 $-- $ 2.9 $--
F-30 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) For the years ended December 31, 2020, 2019 and 2018, proceeds and gross realized capital gains and losses resulting from sales, maturities, impairments, or other redemptions of investment securities were as follows:
2020 2019 2018 -------- -------- -------- Proceeds from sales, maturities or other redemptions of bonds. $1,162.6 $1,068.3 $1,614.4 ======== ======== ======== Gross realized capital: Gains on sales............................................. $ 307.7 $ 162.0 $ 121.8 Losses on sales............................................ (291.1) (151.7) (152.2) -------- -------- -------- Net realized gains (losses) on sales................... 16.6 10.3 (30.4) Impairment losses............................................. (2.2) (2.0) (0.1) -------- -------- -------- Subtotal............................................... 14.4 8.3 (30.5) Federal income tax (provision) benefit........................ (5.2) (5.7) 1.6 Transfers to IMR, net of tax.................................. (3.6) (4.0) 11.7 -------- -------- -------- Realized capital gains (losses), net................... $ 5.6 $ (1.4) $ (17.2) ======== ======== ========
(f) Impairment of Investment Securities The evaluation of OTTI is subject to risks and uncertainties and is intended to determine the appropriate amount and timing for recognizing an impairment charge. The assessment of whether such impairment has occurred is based on management's best estimate of the cash flows to be collected at the individual security level. The Company regularly monitors its investment portfolio to ensure that securities that may be other-than-temporarily impaired are identified in a timely manner and that any impairment charges are recognized in the proper period. The Company recognizes OTTI on loan-backed and structured securities in an unrealized loss position when one of the following circumstances exists: . The Company does not expect full recovery of the amortized cost based on its estimate of cash flows expected to be collected; . The Company intends to sell a security; or . The Company does not have the intent and ability to retain the investment for a period of time sufficient to recover the amortized cost basis of the investment. As of December 31, 2020, the Company had no loan-backed securities which recognized OTTI. As of December 31, 2020, the Company had no loan-backed securities with recognized OTTI where it had the intent to sell or did not have the intent and ability to retain the investment for a period of time sufficient to recover the amortized cost basis. While the OTTI model for debt securities generally includes fixed maturity securities, there are certain hybrid securities that are classified as fixed maturity securities where the application of a debt impairment model depends on whether there has been any evidence of deterioration in credit of the issuer. Under certain circumstances, evidence of deterioration in credit of the issuer may result in the application of the equity impairment model. For equity securities, the Company recognizes an impairment charge in the period in which the Company determines that the security will not recover to book value within a reasonable period. The Company determines what constitutes a reasonable period on a security-by-security basis based upon consideration of all the evidence available to it, including the magnitude of an unrealized loss and its duration. In any event, this period does not exceed 18 months for common equity securities. The Company measures OTTI based upon the difference between the amortized cost of a security and its fair value. F-31 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) The following table presents the gross unrealized losses and fair value of the Company's investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position as of December 31, 2020:
2020 ----------------------------------------------------------------- Less Than 12 Months 12 Months or More -------------------------------- -------------------------------- Gross Gross unrealized Number of unrealized Number of Description of securities Fair value losses securities Fair value losses securities ------------------------- ---------- ---------- ---------- ---------- ---------- ---------- Fixed maturity securities: All other governments..... $ 17.6 $ (0.4) 3 $ -- $ -- -- Industrial and miscellaneous........... 140.0 (7.3) 27 4.0 (0.3) 2 Residential mortgage-backed......... 0.5 -- 2 -- -- -- Commercial mortgage-backed......... 70.7 (2.0) 12 -- -- -- Other asset-backed and structured securities.............. 54.9 (0.8) 14 40.1 (0.3) 10 ------ ------ -- ----- ----- -- Total fixed maturity securities................. 283.7 (10.5) 58 44.1 (0.6) 12 ------ ------ -- ----- ----- -- Total equity securities...... 6.7 (0.1) 1 -- -- -- ------ ------ -- ----- ----- -- Total temporarily impaired securities.......... $290.4 $(10.6) 59 $44.1 $(0.6) 12 ====== ====== == ===== ===== == % below cost -- fixed maturity securities: (less than)20% below cost.................... $277.9 $ (7.4) 56 $44.1 $(0.6) 12 20-50% below cost......... 5.8 (3.1) 2 -- -- -- (greater than)50% below cost.............. -- -- -- -- -- -- ------ ------ -- ----- ----- -- Total fixed maturity securities................. 283.7 (10.5) 58 44.1 (0.6) 12 ------ ------ -- ----- ----- -- % below cost -- equity securities: (less than)20% below cost.................... 6.7 (0.1) 1 -- -- -- 20-50% below cost......... -- -- -- -- -- -- (greater than)50% below cost.............. -- -- -- -- -- -- ------ ------ -- ----- ----- -- Total equity securities...... 6.7 (0.1) 1 -- -- -- Total temporarily impaired securities.......... $290.4 $(10.6) 59 $44.1 $(0.6) 12 ====== ====== == ===== ===== == Investment grade -- fixed maturity securities................. $247.7 $ (5.5) 47 $42.2 $(0.5) 11 Below investment grade -- fixed maturity securities................. 36.0 (5.0) 11 1.9 (0.1) 1 Investment grade -- equity securities.......... 6.7 (0.1) 1 -- -- -- Below investment grade -- equity securities....... -- -- -- -- -- -- ------ ------ -- ----- ----- -- Total temporarily impaired securities.......... $290.4 $(10.6) 59 $44.1 $(0.6) 12 ====== ====== == ===== ===== ==
For all securities in an unrealized loss position, the Company expects to recover the amortized cost based on its estimate of the amount and timing of cash flows to be collected. The Company does not intend to sell nor does it expect that it will be required to sell these securities prior to recovering its amortized cost. F-32 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) The following table presents the gross unrealized losses and fair value of the Company's investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position as of December 31, 2019:
2019 --------------------------------------------------------- Less Than 12 Months 12 Months or More ---------------------------- ---------------------------- Gross Gross Fair unrealized Number of Fair unrealized Number of Description of securities value losses securities value losses securities ------------------------- ------ ---------- ---------- ------ ---------- ---------- Fixed maturity securities: Special revenue and special assessment obligations............. $ 18.3 $(0.2) $ 5 $ -- $ -- $-- Industrial and miscellaneous........... 56.9 (0.9) 17 122.0 (4.7) 18 Residential mortgage-backed......... 9.1 (0.1) 4 12.0 (0.2) 3 Commercial mortgage-backed......... 93.0 (1.6) 16 6.2 (0.1) 2 Other asset-backed and structured securities.............. 136.5 (0.4) 25 103.0 (1.5) 24 ------ ----- --- ------ ----- --- Total fixed maturity securities................. 313.8 (3.2) 67 243.2 (6.5) 47 ------ ----- --- ------ ----- --- Total equity securities...... -- -- -- 9.6 (0.4) 1 ------ ----- --- ------ ----- --- Total temporarily impaired securities.......... $313.8 $(3.2) 67 $252.8 $(6.9) 48 ====== ===== === ====== ===== === % below cost -- fixed maturity securities: (less than)20% below cost.................... $313.8 $(3.2) 67 $243.2 $(6.5) 47 20-50% below cost......... -- -- -- -- -- -- (greater than)50% below cost.............. -- -- -- -- -- -- ------ ----- --- ------ ----- --- Total fixed maturity securities................. 313.8 (3.2) 67 243.2 (6.5) 47 ------ ----- --- ------ ----- --- % below cost -- equity securities: (less than)20% below cost.................... -- -- -- 9.6 (0.4) 1 20-50% below cost......... -- -- -- -- -- -- (greater than)50% below cost.............. -- -- -- -- -- -- ------ ----- --- ------ ----- --- Total equity securities...... -- -- -- 9.6 (0.4) 1 ------ ----- --- ------ ----- --- Total temporarily impaired securities.......... $313.8 $(3.2) 67 $252.8 $(6.9) 48 ====== ===== === ====== ===== === Investment grade -- fixed maturity securities................. $305.1 $(3.0) 64 $210.9 $(4.9) 41 Below investment grade -- fixed maturity securities................. 8.7 (0.2) 3 32.3 (1.6) 6 Investment grade -- equity securities.......... -- -- -- -- -- -- Below investment grade -- equity securities....... -- -- -- 9.6 (0.4) 1 ------ ----- --- ------ ----- --- Total temporarily impaired securities.......... $313.8 $(3.2) 67 $252.8 $(6.9) 48 ====== ===== === ====== ===== ===
(g) Sub-prime Mortgage Related Risk Fair Isaac Company ("FICO") developed the FICO credit-scoring model to calculate a score based upon a borrower's credit history. FICO credit scores are used as one indicator of a borrower's credit quality. The higher the credit score, the lower the likelihood that a borrower will default on a loan. FICO credit scores range up to 850, with a score of 620 or more generally viewed as a "prime" loan and a score below 620 generally viewed as a "sub-prime" loan. "A minus" loans generally are loans where the borrowers have FICO credit scores between 575 and 660, and where the borrower has a blemished credit history. F-33 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) As of December 31, 2020, the Company did not hold any direct investments in sub-prime or Alt-A mortgage loans. Alt-A mortgage loans are loans considered alternative or low documentation loans. The Company has direct exposure in other investments with the underlying sub-prime or Alt-A related risk. The following tables provide information about the Company's sub-prime and Alt-A exposure as of December 31, 2020:
2020 ---------------------------------------------- Book adjusted OTTI losses carrying value Fair recognized to Description Actual cost ("BACV") value date ----------- ----------- -------------- ----- ------------- Structured Securities. $5.3 $5.3 $5.9 $0.5
The Company did not have any underwriting exposure to sub-prime or Alt-A mortgages as of December 31, 2020. (h) Securities Lending Securities loaned are re-registered but remain beneficially owned by the Company. None of the collateral is restricted. Cash collateral received is recorded in securities lending reinvested collateral and the offsetting liabilities are recorded in payable for securities lending. There were no securities loaned for a time period beyond one year from the reporting date and there were no securities loaned in the Company's separate accounts. As of December 31, 2020 and 2019, the fair value of loaned securities was $25.4 and $17.1, respectively, and the fair value of the collateral held was $26.0 and $17.7, respectively. (i) Assets Pledged as Collateral As of December 31, 2020 and 2019, the Company did not have any pledged assets as collateral for securities lending transactions or dollar repurchase agreements. The following table provides information on collateral received under securities lending agreements as of December 31, 2020 and 2019:
Amortized cost -------------- Aggregate amount cash collateral received 2020 2019 ----------------------------------------- ----- ----- Open............................................................................ $ -- $ -- 30 days or less................................................................. 26.0 17.7 31 to 60 days................................................................... -- -- 61 to 90 days................................................................... -- -- Greater than 90 days............................................................ -- -- Subtotal..................................................................... 26.0 17.7 ----- ----- Securities received............................................................. -- -- ----- ----- Total collateral received.................................................... $26.0 $17.7 ===== ===== The aggregate fair value of all securities acquired from the sale, trade or use of the accepted collateral (reinvested collateral)............................ $26.0 $17.7 ===== =====
F-34 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) The following table provides information on reinvested collateral from securities lending agreements as of December 31, 2020 and 2019:
2020 2019 ------------------------- ------------------------- Securities lending Amortized cost Fair value Amortized cost Fair value ------------------ -------------- ---------- -------------- ---------- Open........................... $ -- $ -- $ -- $ -- 30 days or less................ 26.0 26.0 17.7 17.7 31 to 60 days.................. -- -- -- -- 61 to 90 days.................. -- -- -- -- 91 to 120 days................. -- -- -- -- 121 to 180 days................ -- -- -- -- 181 to 365 days................ -- -- -- -- Greater than 365 days.......... -- -- -- -- ----- ----- ----- ----- Subtotal.................... 26.0 26.0 17.7 17.7 Securities received............ -- -- -- -- ----- ----- ----- ----- Total collateral reinvested. $26.0 $26.0 $17.7 $17.7 ===== ===== ===== =====
The Company's sources of cash that it uses to return collateral received from loaned securities is dependent on liquidity and other market conditions. The Company believes the fair value of reinvested collateral coupled with other available sources of cash is sufficient to fund collateral calls under adverse market conditions. (j) Restricted Assets The following table sets forth restricted assets including pledged assets held by the Company as of December 31, 2020 and 2019:
Gross (admitted and nonadmitted) restricted Percentage ------------------------------------------------ ----------------------- 2020 ---------------------------- Gross Total (admitted Admitted separate Total and restricted Total account Total 2020 nonadmitted) to total general restricted from Increase/ admitted restricted to admitted Restricted asset category account assets Total 2019 (decrease) restricted total assets assets ------------------------- -------- ---------- -------- -------- ---------- ---------- ------------- ---------- Collateral held under securities lending agreements................. $ 26.0 $-- $ 26.0 $ 17.7 $ 8.3 $ 26.0 0.1% 0.1% Federal Home Loan Bank ("FHLB") capital stock..... 26.5 -- 26.5 23.0 3.5 26.5 0.1 0.1 On deposit with states....... 7.7 -- 7.7 7.7 -- 7.7 -- -- Pledged as collateral: Derivatives............... 83.5 -- 83.5 80.5 3.0 83.5 0.4 0.4 Reinsurance trust......... 1,101.7 -- 1,101.7 1,062.8 38.9 1,101.7 5.1 5.2 FHLB agreements........... 438.8 -- 438.8 220.0 218.8 438.8 2.0 2.1 -------- --- -------- -------- ------ -------- --- --- Total restricted assets.............. $1,684.2 $-- $1,684.2 $1,411.7 $272.5 $1,684.2 7.7% 7.9% ======== === ======== ======== ====== ======== === ===
F-35 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) There were no general account restricted assets, including pledged assets, supporting separate account activity as of December 31, 2020 and 2019. As of December 31, 2020 and 2019, the Company held no other restricted assets. Collateral received and reflected as assets within the reporting entity's financial statements as of December 31, 2020 and 2019:
2020 -------------------------------------------------------------------------------------------- % of % of BACV to BACV to total assets total (admitted and admitted Description BACV Fair value nonadmitted) assets ----------- ----- ---------- ------------- -------- a.Cash, cash equivalents and short-term investments. $ -- $ -- -- % -- % b.Schedule D, Part 1................................ -- -- -- -- c.Schedule D, Part 2, Section 1..................... -- -- -- -- d.Schedule D, Part 2, Section 2..................... -- -- -- -- e.Schedule B........................................ -- -- -- -- f.Schedule A........................................ -- -- -- -- g.Schedule BA, Part 1............................... -- -- -- -- h. Schedule DL, Part 1.............................. 23.3 25.4 0.1 0.2 i.Other............................................. -- -- -- -- ----- ----- --- --- j.Total collateral assets (a+b+c+d+e+f+g+h+i)....... $23.3 $25.4 0.1% 0.2% ===== ===== === ===
2020 ----------------------------------------------------------------------------- % of liability to Amount total liabilities ------ ----------------- k. Recognized obligation to return collateral asset. $26.0 0.2%
2019 -------------------------------------------------------------------------------------------- % of % of BACV to BACV to total assets total (admitted and admitted Description BACV Fair value nonadmitted)* assets ----------- ----- ---------- ------------- -------- a.Cash, cash equivalents and short-term investments. $ -- $ -- -- % -- % b.Schedule D, Part 1................................ -- -- -- -- c.Schedule D, Part 2, Section 1..................... -- -- -- -- d.Schedule D, Part 2, Section 2..................... -- -- -- -- e.Schedule B........................................ -- -- -- -- f.Schedule A........................................ -- -- -- -- g.Schedule BA, Part 1............................... -- -- -- -- h.Schedule DL, Part 1............................... 16.2 17.1 0.1 0.1 i.Other............................................. -- -- -- -- ----- ----- --- --- j.Total collateral assets (a+b+c+d+e+f+g+h+i)....... $16.2 $17.1 0.1% 0.1% ===== ===== === ===
F-36 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions)
2019 ---------------------------------------------------------------------------------- % of liability to total Description Amount liabilities ----------- ------ ----------------------- k.Recognized obligation to return collateral asset. $17.7 0.1%
(k) Working Capital Finance Investments As of December 31, 2020 and 2019, the Company had no working capital finance investments. (l) Offsetting and Netting of Assets and Liabilities The Company did not have any derivatives, repurchase and reverse repurchase, and securities borrowing and securities lending assets and liabilities that were offset and reported net as of December 31, 2020 and 2019. (m) 5GI Securities The table below presents 5GI securities held as of December 31, 2020 and 2019:
Number of 5GI Aggregate fair Securities Aggregate BACV value - ------------- -------------- -------------- Investments 2020 2019 2020 2019 2020 2019 ----------- ---- ---- ---- ---- ---- ---- (1) Bonds - AC........... $-- -- $ -- $ -- $ -- $ -- (2) LB&SS - AC........... -- 1 -- -- -- -- (3) Preferred Stock - AC. -- -- -- -- -- -- (4) Preferred Stock - FV. 1 1 0.5 0.5 0.5 0.5 --- -- ---- ---- ---- ---- (5) Total (1+2+3+4)...... 1 2 $0.5 $0.5 $0.5 $0.5 === == ==== ==== ==== ====
AC - Amortized cost FV - Fair value (n) Short Sales The Company did not have any short sale transactions during the years ended December 31, 2020, 2019 and 2018. (3)Aggregate Reserves As of December 31, 2020 and 2019, the following table summarizes the aggregate reserves and weighted-average interest rate assumptions for the Company:
2020 2019 ---------------- ---------------- Interest Interest Line of business Amount rates Amount rates ---------------- -------- -------- -------- -------- Individual life: Traditional.................. $ 560.1 4.2% $ 633.2 4.2% Universal.................... 5,223.0 4.4% 5,199.5 4.4% Supplementary contracts with life contingencies.............. 98.0 3.9% 90.7 4.3% -------- -------- Total individual life................ 5,881.1 5,923.4 -------- -------- Group life...................... 17.5 4.5% 18.9 4.5% -------- -------- Total life............ 5,898.6 5,942.3 -------- --------
F-37 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions)
2020 2019 ----------------- ----------------- Interest Interest Line of business Amount rates Amount rates ---------------- --------- -------- --------- -------- Annuities: Individual annuities: Immediate..................................................................... $ 1,125.5 5.9% $ 1,219.6 5.9% Deferred...................................................................... 2,164.8 4.1% 2,598.4 4.1% Variable...................................................................... 64.4 3.0% 64.0 4.0% --------- --------- Total individual annuities................................................................ 3,354.7 3,882.0 --------- --------- Group annuities: Other group annuities................................................................... 35.5 6.4% 39.1 6.4% --------- --------- Total annuities............................................................ 3,390.2 3,921.1 --------- --------- Accidental death benefits............................................................ 0.6 3.0% 0.6 3.0% Disability: Active lives...................................................................... 10.2 4.3% 11.6 4.3% Disabled lives.................................................................... 75.3 3.4% 73.5 3.4% --------- --------- Total disability............................................................... 85.5 85.1 --------- --------- Other reserves....................................................................... 1,780.5 4.1% 1,417.5 4.1% Accident and health: Individual........................................................................ 0.8 3.5% 1.0 3.5% --------- --------- Total accident and health............................................................... 0.8 1.0 --------- --------- Total life, annuities, and accident and health aggregate reserves........ 11,156.2 11,367.6 --------- --------- Deposit-type funds: Supplementary contracts without life contingencies.............................................................. 390.4 2.6% 403.8 2.7% Other deposit-type funds........................................................................... 365.6 2.5% 302.0 3.6% --------- --------- Total deposit-type funds.................................................................... 756.0 705.8 --------- --------- Total aggregate reserves and deposit-type funds.................................................................... $11,912.2 $12,073.4 ========= =========
Liabilities for life insurance products are based on the AE, AM (5), 41 CSO, 41 STD IND, 58 CSO, 58 CET, GPO 58, 61 CIET, 61 CSI, 80 CSO, 80 CET, 2001 CSO, or 2017 CSO mortality tables. Liabilities for most annuities used the a-1949, 51 GAM, 71 IAM, 71 GAM, 83 GAM, 83a, 94 GAR, 37SA, 2012 IAR, 2012 IAM Basic, a-2012, or a-2000 mortality tables. As of December 31, 2020 and 2019, the Company had $957.0 and $716.7, respectively, of additional statutory reserves resulting from updates to its asset adequacy testing assumptions for universal life insurance products with secondary guarantees related to AG38 part 8D. The Company waives deduction of deferred fractional premiums upon death of the insured and returns any portion of the final premium beyond the end of the month of death. There were $0.6 in reserves for surrender values in excess of reserves otherwise required as of December 31, 2020 and 2019. Additional premiums or charges apply for policies issued on substandard lives according to underwriting classifications. The substandard extra reserve held on such policies was either one-half of the annual gross extra premiums or calculated using appropriate multiples of standard rates of mortality. For two interest-sensitive life plans, with single or limited pay substandard extra premiums, the unearned portion of those substandard premiums are utilized as the substandard extra reserve. F-38 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) The reserve for substandard structured settlements policies is based on a flat extra mortality rate calculated at issue to produce the life expectancy determined during the underwriting process. The reserve for substandard immediate annuities issued in 2005 and later, other than structured settlement policies, is based on a standard mortality plus a flat extra mortality rate calculated at issue to produce the present value of future benefits using the rated age determined during the underwriting process. As of December 31, 2020 and 2019, the Company had $27,243.4 and $29,987.7, respectively, of insurance in-force for which the future guaranteed maximum gross premiums were less than the future net premiums according to the standard of valuation set by the Virginia Bureau. Reserves to cover the above insurance totaled $236.2 and $256.2 as of December 31, 2020 and 2019, respectively, and are reported in aggregate reserves - life and annuity contracts. The tabular interest, tabular less actual reserve released, and tabular cost has been determined by formula as described in the NAIC instructions. Tabular interest on funds not involving life contingencies has been determined according to the valuation rate for each contract. As of December 31, 2020, withdrawal characteristics of annuity actuarial reserves and deposit-type contract funds and other liabilities without life or disability contingencies were as follows:
2020 --------------------------------------------------- Separate accounts Separate General with accounts Percent account guarantees nonguaranteed Total of total A. Individual annuities: -------- ---------- ------------- --------- -------- (1) Subject to discretionary withdrawal: a. With market value adjustment.... $1,831.1 $12.5 $ -- $ 1,843.6 13.4% b. At book value less current surrender charge of 5% or more....... 42.4 -- -- 42.4 0.3 c. At fair value...... -- -- 5,279.3 5,279.3 38.3 -------- ----- -------- --------- ----- d. Total with market value adjustment or at fair value (total of a-c)............. 1,873.5 12.5 5,279.3 7,165.3 52.0 e. At book value without adjustment (minimal or no charge or adjustment)......... 838.0 -- -- 838.0 6.1 (2) Not subject to discretionary withdrawal.............. 5,760.0 -- 18.3 5,778.3 41.9 -------- ----- -------- --------- ----- (3) Total (gross: direct + assumed)....... 8,471.5 12.5 5,297.6 13,781.6 100.0% ===== (4) Reinsurance ceded.... 5,018.8 -- -- 5,018.8 -------- ----- -------- --------- (5) Total net (3) - (4).. $3,452.7 $12.5 $5,297.6 $ 8,762.8 ======== ===== ======== ========= (6) Amount included in A(1)b above that will move to A(1)e for the first time within the year after the statement date:......... $ 22.2 $ -- $ -- $ 22.2 -------- ----- -------- ---------
F-39 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions)
Separate accounts Separate General with accounts Percent account guarantees nonguaranteed Total of total B. Group annuities: -------- ---------- ------------- -------- -------- (1) Subject to discretionary withdrawal: a. With market value adjustment.... $ 0.6 $ -- $ -- $ 0.6 0.6% b. At book value less current surrender charge of 5% or more....... -- -- -- -- -- c. At fair value...... -- -- 59.6 59.6 62.8 -------- ---- ----- -------- ----- d. Total with market value adjustment or at fair value (total of a-c)............. 0.6 -- 59.6 60.2 63.4 e. At book value without adjustment (minimal or no charge or adjustment)......... 0.9 -- -- 0.9 0.9 (2) Not subject to discretionary withdrawal.............. 34.0 -- -- 34.0 35.7 -------- ---- ----- -------- ----- (3) Total (gross: direct + assumed)....... 35.5 -- 59.6 95.1 100.0% ===== (4) Reinsurance ceded.... -- -- -- -- -------- ---- ----- -------- (5) Total net (3) - (4).. $ 35.5 $ -- $59.6 $ 95.1 ======== ==== ===== ======== (6) Amount included in B(1)b above that will move to B(1)e for the first time within the year after the statement date:......... $ -- $ -- $ -- $ -- -------- ---- ----- -------- Separate accounts Separate C. Deposit-type General with accounts Percent contracts (no life account guarantees nonguaranteed Total of total contingencies): -------- ---------- ------------- -------- -------- (1) Subject to discretionary withdrawal: a. With market value adjustment.... $ -- $ -- $ -- $ -- -- % b. At book value less current surrender charge of 5% or more....... -- -- -- -- -- c. At f4air value..... -- -- -- -- -- -------- ---- ----- -------- ----- d. Total with market value adjustment or at fair value (total of a-c)............. -- -- -- -- -- e. At book value without adjustment (minimal or no charge or adjustment)......... 344.4 -- -- 344.4 26.3 (2) Not subject to discretionary withdrawal.............. 966.7 -- -- 966.7 73.7 -------- ---- ----- -------- ----- (3) Total (gross: direct + assumed)....... 1,311.1 -- -- 1,311.1 100.0% ===== (4) Reinsurance ceded.... 555.1 -- -- 555.1 -------- ---- ----- -------- (5) Total net (3) - (4).. $ 756.0 $ -- $ -- $ 756.0 ======== ==== ===== ======== (6) Amount included in C(1)b above that will move to C(1)e for the first time within the year after the statement date:......... $ -- $ -- $ -- $ -- -------- ---- ----- --------
F-40 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) As of December 31, 2020, withdrawal characteristics of life actuarial reserves were as follows:
Account value Cash value Reserve ------------- ---------- --------- A. General account (1) Subject to discretionary withdrawal, surrender values, or policy loans; a. Term policies with cash value........................... $ -- $ 155.9 $ 223.6 b. Universal life.......................................... 1,736.8 1,720.0 2,055.7 c. Universal life with secondary guarantees................ 2,528.0 2,327.0 5,911.2 d. Indexed universal life.................................. 36.3 27.0 33.7 e. Indexed universal life with secondary guarantees........ -- -- -- f. Indexed life............................................ -- -- -- g. Other permanent cash value life insurance............... -- -- -- h. Variable life........................................... -- -- -- i. Variable universal life................................. 10.8 10.8 11.1 j. Miscellaneous reserves.................................. -- -- -- (2) Not subject to discretionary withdrawal or no cash values a. Term policies without cash value........................ XXX XXX 8,145.4 b. Accidental death benefits............................... XXX XXX 0.6 c. Disability - active lives............................... XXX XXX 12.7 d. Disability - disabled lives............................. XXX XXX 78.0 e. Miscellaneous reserves.................................. XXX XXX 1,222.6 -------- -------- --------- (3) Total (gross: direct + assumed)............................ 4,311.9 4,240.7 17,694.6 (4) Reinsurance ceded.......................................... 1,172.1 1,044.3 10,620.0 -------- -------- --------- (5) Total (net) (3) - (4)...................................... $3,139.8 $3,196.4 $ 7,074.6 ======== ======== =========
Account value Cash value Reserve ------------- ---------- ------- B. Separate account with guarantees (1) Subject to discretionary withdrawal, surrender values, or policy loans; a. Term policies with cash value........................... $ -- $ -- $-- b. Universal life.......................................... -- -- -- c. Universal life with secondary guarantees................ -- -- -- d. Indexed universal life.................................. -- -- -- e. Indexed universal life with secondary guarantees........ -- -- -- f. Indexed life............................................ -- -- -- g. Other permanent cash value life insurance............... -- -- -- h. Variable life........................................... -- -- -- i. Variable universal life................................. -- -- -- j. Miscellaneous reserves.................................. -- -- -- (2) Not subject to discretionary withdrawal or no cash values a. Term policies without cash value........................ XXX XXX -- b. Accidental death benefits............................... XXX XXX -- c. Disability - active lives............................... XXX XXX -- d. Disability - disabled lives............................. XXX XXX -- e. Miscellaneous reserves.................................. XXX XXX -- ---- ---- --- (3) Total (gross: direct + assumed)............................ -- -- -- (4) Reinsurance ceded.......................................... -- -- -- ---- ---- --- (5) Total (net) (3) - (4)...................................... $ -- $ -- $-- ==== ==== ===
F-41 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions)
Account value Cash value Reserve ------------- ---------- ------- C. Separate account nonguaranteed (1) Subject to discretionary withdrawal, surrender values, or policy loans; a. Term policies with cash value........................... $ -- $ -- $ -- b. Universal life.......................................... -- -- -- c. Universal life with secondary guarantees................ -- -- -- d. Indexed universal life.................................. -- -- -- e. Indexed universal life with secondary guarantees........ -- -- -- f. Indexed life............................................ -- -- -- g. Other permanent cash value life insurance............... -- -- -- h. Variable life........................................... -- -- -- i. Variable universal life................................. 284.0 284.0 286.5 j. Miscellaneous reserves.................................. -- -- -- (2) Not subject to discretionary withdrawal or no cash values a. Term policies without cash value........................ XXX XXX -- b. Accidental death benefits............................... XXX XXX -- c. Disability - active lives............................... XXX XXX -- d. Disability - disabled lives............................. XXX XXX -- e. Miscellaneous reserves.................................. XXX XXX -- (3) Total (gross: direct + assumed)............................ 284.0 284.0 286.5 ------ ------ ------ (4) Reinsurance ceded.......................................... -- -- -- ------ ------ ------ (5) Total (net) (3) - (4)...................................... $284.0 $284.0 $286.5 ====== ====== ======
Deferred and uncollected life insurance premiums and annuity considerations as of December 31, 2020 and 2019 were as follows:
2020 2019 -------------- -------------- Net of Net of Gross loading Gross loading ------ ------- ------ ------- Industrial....... $ 0.2 $ 0.2 $ 0.2 $ 0.2 Ordinary renewal. 160.0 399.5 172.9 479.5 ------ ------ ------ ------ Total......... $160.2 $399.7 $173.1 $479.7 ====== ====== ====== ======
The Company did not have any direct written premiums generated through managing general agents or third-party administrators during the years ended December 31, 2020 and 2019. Guaranteed Minimum Death Benefit, Guaranteed Minimum Withdrawal Benefit and Guaranteed Annuitization Benefit The Company's variable annuity products provide a basic GMDB which provides a minimum account value to be paid upon the annuitant's death. Some variable annuity contracts permit contractholders to have the option to purchase through riders, at an additional charge, enhanced death benefits. The Company's separate account guarantees are primarily death benefits but also include some GMWBs and guaranteed annuitization benefits. The GMWB allows contractholders to withdraw a pre-defined percentage of account value or benefit each year, either for a specified period of time or for life. The guaranteed F-42 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) annuitization benefit generally provides for a guaranteed minimum level of income upon annuitization accompanied by the potential for upside market participation. As of December 31, 2020 and 2019, the Company had reserves related to these guaranteed benefits of $592.6 and $452.9, respectively. The following table sets forth total account values, net of reinsurance, with death benefit and living benefit guarantees as of December 31, 2020 and 2019:
2020 2019 -------- -------- Account values with death benefit guarantees (net of reinsurance): Standard death benefits (return of net deposits) account value.. $2,386.8 $1,851.6 Net amount at risk.............................................. $ 1.7 $ 1.6 Average attained age of contract holders........................ 76 76 Enhanced death benefits (step-up, roll-up, payment protection) account value................................................. $1,210.9 $1,762.1 Net amount at risk.............................................. $ 104.8 $ 115.2 Average attained age of contract holders........................ 76 76 Account values with living benefit guarantees: Guaranteed minimum withdrawal benefits.......................... $1,724.1 $1,819.3 Guaranteed annuitization benefits............................... $ 973.0 $1,003.8
The contracts underlying the GMWB and guaranteed annuitization benefits are considered "in the money" if the contract holder's benefit base, defined as the greater of the contract value or the protected value, is greater than the account value. As of December 31, 2020 and 2019, the Company's exposure related to GMWB and guaranteed annuitization benefits contracts that were considered "in the money" was $608.5 and $647.1, respectively. For GMWBs and guaranteed annuitization benefits, the only way the contractholder can monetize the excess of the benefit base over the account value of the contract is upon annuitization and the amount to be paid by the Company will either be in the form of a lump sum, or over the annuity period for certain GMWBs and guaranteed annuitization benefits. (4)Liability for Policy and Contract Claims Activity in the accident and health policy claim reserves, including the present value of amounts not yet due (which were included as a component of aggregate reserves) of $0.5, $0.6 and $0.6 as of December 31, 2020, 2019 and 2018 respectively, is summarized as follows:
2020 2019 2018 ----- ----- ----- Balance as of January 1......................... $41.0 $42.9 $48.0 Less reinsurance reserve credit and recoverable. 40.4 42.3 47.2 ----- ----- ----- Net balance as of January 1.............. 0.6 0.6 0.8 ----- ----- ----- Incurred related to: Current year................................. -- 0.1 -- Prior years.................................. 0.1 0.1 -- ----- ----- ----- Total incurred........................... 0.1 0.2 -- ----- ----- ----- Paid related to: Current year................................. -- -- -- Prior years.................................. 0.2 0.2 0.2 ----- ----- ----- Total paid............................... 0.2 0.2 0.2 ----- ----- ----- Net balance as of December 31............ 0.5 0.6 0.6 Plus reinsurance reserve credit and recoverable. 34.7 40.4 42.3 ----- ----- ----- Balance as of December 31....................... $35.2 $41.0 $42.9 ===== ===== =====
F-43 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) Incurred claims related to prior years did not change by a significant amount in any year as a result of changes in estimates of insured events in prior years. For the years ended December 31, 2020, 2019 and 2018, the Company did not have any significant changes in methodologies or assumptions used to calculate the liability for unpaid claims and claim adjustment expenses. The liability for policy and contract claims presented in the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus also included $113.9 and $84.0 of life contract claims as of December 31, 2020 and 2019, respectively. (5)Transactions with Affiliates The Company and various affiliates, all direct and/or indirect subsidiaries of Genworth, are parties to an amended and restated services and shared expenses agreement under which each company agrees to provide and each company agrees to receive certain general services. These services include, but are not limited to, data processing, communications, marketing, public relations, advertising, investment management, human resources, accounting, actuarial, legal, administration of agent and agency matters, purchasing, underwriting and claims. Under the terms of the agreement, settlements are to be made quarterly. This agreement represents the principal administrative service agreement between the Company and the following affiliates: GLIC GNA Genworth Mortgage Insurance Corporation ("GMIC") JLIC RLIC VI RLIC VII RLIC VIII RLIC X Effective April 9, 2020, RLIC IX was dissolved and returned contributed surplus to the Company in the amount $0.3 in cash on May 20, 2020. Effective March 12, 2020, Rivermont was dissolved and returned contributed surplus to the Company in the amounts of $1.5 and $0.1 in cash on March 30, 2020 and April 13, 2020, respectively. On February 12, 2020, Rivermont returned contributed surplus to the Company in the amount of $198.0, which consisted of $15.4 in cash, securities with a book value of $180.9 and accrued interest of $1.7. On December 13, 2019, in connection with the reinsurance transactions discussed in Note 8, the Company paid a capital contribution to RLIC VI in the amount of $44.6 in cash. On December 12, 2019, in connection with the reinsurance transactions discussed in Note 8, the Company received a return of capital from RLIC IX in the amount of $20.1 in cash. During 2019, the Company received a total return of capital from GNWLAAC RE in the amount of $8.8 in cash. For years ended December 31, 2020, 2019 and 2018, the Company made net payments for intercompany settlements of $59.9, $60.4 and $64.2, respectively. The Company and GLICNY are parties to an Administrative Services Agreement whereby the Company provides services to GLICNY with respect to GLICNY's variable annuity products. F-44 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) The Company and GLIC are parties to a Master Services and Shared Expenses Agreement with two affiliates, Genworth Financial India Private, Ltd. and GMIC, whereby the parties agree to benefit from centralized functions and processes by pooling their purchasing power by entering separate Statements of Work which will provide the specifics of each service to be provided. The Company has a Master Promissory Note agreement, approved by the Virginia Bureau, which involves borrowing from and making loans to GNA, the Company's indirect parent. The principal is payable upon written demand by GNA or at the discretion of the Company. The note pays interest at the cost of funds of GNA, which was 1.03%, 1.50% and 2.33% during the years ended December 31, 2020, 2019 and 2018, respectively. There were no outstanding balances payable to or due from GNA as of December 31, 2020 or 2019. The Company participates in reinsurance agreements whereby the Company assumes business from or cedes business to its affiliates. See Note 8 for further details on affiliate reinsurance agreements. During 2018, the Company recorded an adjustment for the administration of claims related to certain reinsurance agreements whereby the assuming reinsurer was only settling the net amount at risk instead of the full death benefit on universal life insurance contracts. The net impact to the Company's death benefits was $4.0 for years ended December 31, 2017 and prior. This impacted reinsurance agreements between the Company and Rivermont, JLIC, and GLIC as follows: . The Company cedes universal life insurance contracts to Rivermont. As a result of this adjustment, Rivermont owed the Company $27.5 for years ended December 31, 2017 and prior. Effective March 30, 2018, the Company, as counterparty to the reinsurance agreement and parent of Rivermont, agreed to not require payment of this amount from Rivermont. This was accounted for as a deemed capital contribution from the Company to Rivermont which was recorded as a decrease to the Company's unassigned surplus. . The Company also cedes universal life insurance contracts to JLIC. As a result of this adjustment, JLIC owed the Company $4.3 for years ended December 31, 2017 and prior. The Company received this amount on May 11, 2018. . The Company assumes universal life insurance contracts from GLIC. As a result of this adjustment, the Company owed GLIC $27.8 for years ended December 31, 2017 and prior. The Company paid this amount on May 11, 2018. Total amounts due from or owed to affiliates as of December 31, 2020 and 2019 are included in the following balance sheet captions:
2020 2019 ------ ------ Assets: Amounts recoverable from reinsurers and funds held. $410.4 $410.6 ------ ------ Total assets................................... $410.4 $410.6 ====== ====== Liabilities: Current Federal income tax payable................. $ 38.2 $ 47.8 Payable to parent, subsidiaries and affiliates..... 10.6 7.3 Other amounts payable on reinsurance............... 20.7 25.9 ------ ------ Total liabilities.............................. $ 69.5 $ 81.0 ====== ======
F-45 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) (6)Income Taxes (a) Components of deferred tax assets and deferred tax liabilities 1. The components of the net DTA recognized in the Company's Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus as of December 31, 2020 and 2019 were as follows:
2020 2019 Change ----------------------- ----------------------- ----------------------- Ordinary Capital Total Ordinary Capital Total Ordinary Capital Total -------- ------- ------ -------- ------- ------ -------- ------- ------ a. Gross DTA............. $566.1 $10.7 $576.8 $542.3 $11.3 $553.6 $ 23.8 $(0.6) $ 23.2 b. Statutory valuation allowance adjustment... -- -- -- -- -- -- -- -- -- ------ ----- ------ ------ ----- ------ ------ ----- ------ c. Adjusted gross DTA (1a - 1b).............. 566.1 10.7 576.8 542.3 11.3 553.6 23.8 (0.6) 23.2 d. DTA nonadmitted....... 312.1 5.8 317.9 240.7 5.9 246.6 71.4 (0.1) 71.3 ------ ----- ------ ------ ----- ------ ------ ----- ------ e. Subtotal: net admitted DTA (1c - 1d). 254.0 4.9 258.9 301.6 5.4 307.0 (47.6) (0.5) (48.1) f. DTL................... 147.0 0.9 147.9 178.1 1.0 179.1 (31.1) (0.1) (31.2) ------ ----- ------ ------ ----- ------ ------ ----- ------ g. Net admitted DTA/ (DTL) (1e - 1f)........ $107.0 $ 4.0 $111.0 $123.5 $ 4.4 $127.9 $(16.5) $(0.4) $(16.9) ====== ===== ====== ====== ===== ====== ====== ===== ======
2. Admission calculation components for SSAP No. 101 as of December 31, 2020 and 2019:
2020 2019 Change ----------------------- ----------------------- ------------------------ Ordinary Capital Total Ordinary Capital Total Ordinary Capital Total -------- ------- ------ -------- ------- ------ -------- ------- ------- a. Federal income taxes paid in prior years recoverable through loss carrybacks......... $ -- $ 4.0 $ 4.0 $ -- $ 4.4 $ 4.4 $ -- $(0.4) $ (0.4) b. Adjusted gross DTA expected to be realized (excluding the amount of DTA from 2(a) above) after application of the threshold limitation. (The lessor of 2(b)1 and 2(b)2 below)........ 107.0 -- 107.0 123.5 -- 123.5 (16.5) -- (16.5) 1. Adjusted gross DTA expected to be realized following the balance sheet date................. 107.0 -- 107.0 123.5 -- 123.5 (16.5) -- (16.5) 2. Adjusted gross DTA allowed per limitation threshold. XXX XXX 132.1 XXX XXX 186.1 XXX XXX (54.0) c. Adjusted gross DTA (excluding the amount of DTA from 2(a) and 2(b) above) offset by gross DTL............... 147.0 0.9 147.9 178.1 1.0 179.1 (31.1) (0.1) (31.2) ------ ----- ------ ------ ----- ------ ------ ----- ------- d. DTA admitted as a result of the application of SSAP No. 101 (Total 2(a) + 2(b) + 2(c))............ $254.0 $ 4.9 $258.9 $301.6 $ 5.4 $307.0 $(47.6) $(0.5) $ (48.1) ====== ===== ====== ====== ===== ====== ====== ===== =======
F-46 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) 3. Ratio used to determine applicable period used in 6(a)2:
2020 2019 -------- -------- a. Ratio percentage used to determine recovery period and threshold limitation amount.................................................. 764% 802% b. Amount of adjusted capital and surplus used to determine recovery period and threshold limitation in 2(b)2 above..................... $1,008.1 $1,368.8
4. Impact of tax planning strategies: a. Determination of adjusted gross deferred tax assets and net admitted deferred tax assets, by character as a percentage:
2020 2019 Change --------------- --------------- --------------- Ordinary Capital Ordinary Capital Ordinary Capital -------- ------- -------- ------- -------- ------- 1. Adjusted Gross DTAs Amount from Note 6a1(c) $566.1 $10.7 $542.3 $11.3 $ 23.8 $(0.6) 2. Percentage of Adjusted Gross DTAs by Tax Character Attribute to the impact of Tax Planning Strategies............. --% --% --% --% --% --% 3. Net Admitted Adjusted Gross DTAs Amount from Note 6a1(e)............ $254.0 $ 4.9 $301.6 $ 5.4 $(47.6) $(0.5) 4. Percentage of Net Admitted Adjusted Gross DTAs by Tax Character admitted because of the impact of tax planning strategies............. --% --% --% --% --% --%
b. The Company did not use reinsurance tax planning strategies for the years ended December 31, 2020, 2019 and 2018. (b) Unrecognized deferred tax liabilities The Company did not have any unrecognized DTLs during the years ended December 31, 2020, 2019 and 2018. (c) Current income tax and change in deferred tax The provision for income taxes incurred on operations for the years ended December 31, 2020, 2019 and 2018 were as follows:
2020 2019 Change ------ ----- ------ 1. Current Income Taxes a. Federal income taxes............................. $(37.6) $38.5 $(76.1) b. Foreign income taxes............................. -- -- -- ------ ----- ------ c. Federal and foreign income taxes................. (37.6) 38.5 (76.1) d. Federal income tax on net capital gains (losses). 5.2 5.7 (0.5) e. Utilization of capital loss carry forwards....... -- -- -- f. Other............................................ -- -- -- ------ ----- ------ g. Federal income tax incurred...................... $(32.4) $44.2 $(76.6) ====== ===== ======
F-47 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions)
2019 2018 Change ----- ------ ------ 1. Current Income Taxes a. Federal income taxes............................. $38.5 $(18.8) $57.3 b. Foreign income taxes............................. -- -- -- ----- ------ ----- c. Federal and foreign income taxes................. 38.5 (18.8) 57.3 d. Federal income tax on net capital gains (losses). 5.7 (1.6) 7.3 e. Utilization of capital loss carry forwards....... -- -- -- f. Other............................................ -- -- -- ----- ------ ----- g. Federal income taxes incurred.................... $44.2 $(20.4) $64.6 ===== ====== =====
The tax effects of temporary differences that give rise to significant portions of the DTAs and DTLs were as follows as of December 31, 2020 and 2019:
2020 2019 Change ------ ------ ------ 2. DTA A. Ordinary 1. Discounting of unpaid losses.................................... $ -- $ -- $ -- 2. Unearned premium reserve........................................ -- -- -- 3a. Transition reserves............................................ 7.5 9.0 (1.5) 3b. Policyholder reserves.......................................... 407.2 372.7 34.5 4. Investments..................................................... 14.4 24.4 (10.0) 5. Deferred acquisition costs...................................... 130.3 131.1 (0.8) 6. Policyholder dividends accrual.................................. -- -- -- 7. Fixed assets.................................................... 0.6 0.6 -- 8. Compensation and benefits accrual............................... -- -- -- 9. Pension accrual................................................. -- -- -- 10. Receivable-nonadmitted......................................... 1.9 0.2 1.7 11. Net operating loss carry forward............................... -- -- -- 12. Tax credit carry forward....................................... 1.8 2.0 (0.2) 13. Other (including items less than 5% of total ordinary tax assets).......................................................... 2.4 2.3 0.1 ------ ------ ------ 99. Subtotal ordinary.............................................. 566.1 542.3 23.8 B. Statutory valuation allowance adjustment............................ -- -- -- C. Nonadmitted DTA..................................................... 312.1 240.7 71.4 ------ ------ ------ D. Admitted ordinary DTA (2A99 - 2B - 2C).............................. 254.0 301.6 (47.6) E. Capital............................................................. -- 1. Investments..................................................... 10.7 11.3 (0.6) 2. Net capital loss carry forward.................................. -- -- -- 3. Real estate..................................................... -- -- -- 4. Other (including items less than 5% of total ordinary tax assets).......................................................... -- -- -- ------ ------ ------ 99. Subtotal capital............................................... 10.7 11.3 (0.6) F. Statutory valuation allowance adjustment............................ -- -- -- G. Nonadmitted DTA..................................................... 5.8 5.9 (0.1) ------ ------ ------ H. Admitted capital DTA (2E99 - 2F - 2G)............................... 4.9 5.4 (0.5) ------ ------ ------ I. Admitted DTA (2D + 2H).............................................. $258.9 $307.0 $(48.1) ====== ====== ======
F-48 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions)
2020 2019 Change ------ ------ ------ 3. DTL A. Ordinary 1. Investments........................... $ 12.4 $ 16.6 $ (4.2) 2. Fixed assets.......................... -- -- -- 3. Deferred and uncollected premiums..... 84.0 100.7 (16.7) 4(a). Transition reserves................ 45.5 54.6 (9.1) 4(b). Policyholder reserves.............. 5.0 6.2 (1.2) 5. Other................................. 0.1 -- 0.1 ------ ------ ------ 99. Subtotal ordinary.................... 147.0 178.1 (31.1) ------ ------ ------ B. Capital 1. Investments........................... 0.9 1.0 (0.1) 2. Real estate........................... -- -- -- 3. Other................................. -- -- -- ------ ------ ------ 99. Subtotal capital..................... 0.9 1.0 (0.1) ------ ------ ------ C. DTL (3A99 + 3B99)......................... 147.9 179.1 (31.2) ------ ------ ------ 4. Net DTA (DTL) (2I - 3C)...................... $111.0 $127.9 $(16.9) ====== ====== ======
Based on an analysis of the Company's tax position for the year ended December 31, 2020, management concluded it is more likely than not that the results of future operations will generate sufficient taxable income to enable the Company to realize all of its DTAs. Accordingly, no valuation allowance for DTA has been established. The change in net deferred taxes is comprised of the following (this analysis is exclusive of nonadmitted assets, as the change in nonadmitted assets is reported separately from the change in net deferred income taxes in the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus):
December 31, ------------- 2020 2019 Change ------ ------ ------ Total gross DTA.................................................... $576.8 $553.6 $ 23.2 Statutory valuation allowance adjustment........................... -- -- -- ------ ------ ------ Adjusted gross DTAs................................................ 576.8 553.6 23.2 Total gross DTL.................................................... 147.9 179.1 (31.2) ------ ------ ------ Net DTA (DTL)...................................................... $428.9 $374.5 54.4 ====== ====== Deferred tax on change in net unrealized capital gains (losses).... (4.0) Change in deferred tax for prior period correction (see Note 1(w)). (7.7) ------ Change in net deferred income taxes................................ $ 42.7 ======
F-49 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) (d) Reconciliation of Federal income tax rate to actual effective tax rate The provision for Federal income taxes incurred is different from that which would be obtained by applying the statutory Federal income tax rate to income before income taxes. The significant items causing this difference were as follows for the years ended December 31, 2020, 2019 and 2018:
2020 2019 2018 ------ ------ ------ Provision computed at statutory tax rate.................................. $(44.3) $ 49.1 $(50.7) Tax exempt interest....................................................... (0.4) (0.4) (0.4) Benefit of dividends...................................................... (2.0) (2.5) (2.6) Change in reserve on account of change in valuation basis................. (20.2) -- -- Change in tax contingency reserve......................................... -- -- 0.4 Statutory amortization of IMR............................................. (0.2) -- -- Foreign taxes............................................................. (0.5) (3.5) 0.2 Change in nonadmitted assets.............................................. (0.9) (1.3) 0.5 Deferred reinsurance gains................................................ (6.2) (23.7) 8.4 Change in statutory valuation allowance................................... -- -- (7.4) Prior year provision to return true-up.................................... (0.5) (0.8) (2.7) Reinsurance transaction treated as nontaxable reorganization (see Note 8). -- 12.0 -- Other adjustments......................................................... 0.1 1.0 (0.1) ------ ------ ------ Total.................................................................. $(75.1) $ 29.9 $(54.4) ====== ====== ====== Federal income taxes incurred............................................. $(32.4) $ 44.2 $(20.4) Change in net deferred income taxes....................................... (42.7) (14.3) (34.0) ------ ------ ------ Total.................................................................. $(75.1) $ 29.9 $(54.4) ====== ====== ======
(e) Operating loss and tax credit carry forwards and protective tax deposits As of December 31, 2020, the Company had no operating losses to carry forward. As of December 31, 2020, the Company had tax credits to carry forward that will expire, if unutilized, as follows:
Origination year Amount Expires after ---------------- ------ ------------- 2013 $0.5 2023 2014 0.4 2024 2015 0.2 2025 2018 0.5 2028 2019 0.2 2029
As of December 31, 2020, the amount of federal income taxes incurred in the current and prior years that will be available for recoupment in the event of future net losses are as follows:
Tax year Capital Ordinary -------- ------- -------- 2019 $5.7 $-- 2020 5.2 --
The Company had no protective tax deposits which are on deposit with the IRS under Section 6603 of the Internal Revenue Code. F-50 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) (f) Consolidated Federal income tax return The Company is an affiliated member of a consolidated Life/Non-Life U.S. Federal income tax return with its ultimate parent company, Genworth, and will be included with the following companies in the consolidated Federal income tax return for 2020: ASI Capital Brokerage Corporation Genworth Genworth Annuity Service Corporation Genworth Financial Agency, Inc. Genworth Financial Assurance Corporation Genworth Financial Services, Inc. Genworth Holdings, Inc. ("Genworth Holdings") Genworth Insurance Company GLIC GLICNY Genworth Mortgage Holdings, LLC Genworth Mortgage Holdings, Inc. GMIC Genworth Mortgage Insurance Corporation of North Carolina Genworth Mortgage Reinsurance Corporation Genworth Mortgage Services, LLC GNA HGI Annuity Service Corporation JLIC Mayflower Assignment Corporation Monument Lane IC 1, Inc. Monument Lane IC 2, Inc. Monument Lane PCC, Inc. Newco National Eldercare Referral System, LLC Rivermont/1/ RLIC VI RLIC VII RLIC VIII RLIC IX/2/ RLIC X Sponsored Captive Re, Inc. United Pacific Structured Settlement Company -------- /1/ Rivermont was dissolved effective March 12, 2020. /2/ RLIC IX was dissolved effective April 9, 2020. The Company is a part of the overall Tax Allocation Agreement between Genworth and certain of its subsidiaries. This agreement was approved by state insurance regulators and the Company's Board of Directors. The tax allocation is based on the separate return liabilities with offsets for losses and credits utilized to reduce the current consolidated tax liability as allowed by applicable law and regulation. The Company's policy is to settle intercompany tax balances quarterly, with a final settlement after filing of Genworth's Federal consolidated U.S. corporation income tax return. The Company and its indirect parent, Genworth, have special tax agreements with the Company's direct subsidiaries RLIC VII and RLIC VIII. The agreements obligate the Company to receive or make payments on behalf of RLIC VII and F-51 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) RLIC VIII for Federal income tax amounts receivable or payable by RLIC VII and RLIC VIII under a separate Tax Allocation Agreement. The Company accounts for these payments as additional investment in common stock of affiliates. As of December 31, 2020, the Company has recorded a tax receivable and a decrease in investment in common stock of affiliates of $4.5 for RLIC VII and a tax payable and an increase in investment in common stock of affiliates of $0.5 for RLIC VIII related to these agreements. The Company and its direct parent, GLIC, were also parties to a separate special tax sharing agreement with the Company's direct subsidiary, Rivermont. The agreement allocated the tax benefit of Rivermont's net operating losses ("NOLs") from tax years prior to 2009 to the Company. The Company repaid such benefits to Genworth to the extent Rivermont has taxable income in the future. For NOLs incurred in 2009 and subsequent years, Rivermont recorded a current tax benefit and received tax benefit payments from Genworth for NOLs incurred by Rivermont and used by the consolidated tax group, in accordance with the terms of the Tax Allocation Agreement. On February 19, 2020, the special tax sharing agreement with Rivermont was terminated. Prior to 2018, the Company also had special tax sharing agreements (the "Old Special Tax Agreements") with its direct subsidiaries, RLIC VI, RLIC IX and RLIC X. The Old Special Tax Agreements allocated to the Company the tax benefits of the respective subsidiaries' (i.e., RLIC VI, RLIC IX or RLIC X, as appropriate) current NOLs. Such benefits would have been repaid to Genworth to the extent the subsidiaries had taxable income in the future. Until such time as these benefits had been fully repaid, each subsidiary was not obligated to make payments under the overall tax allocation agreement or applicable Old Special Tax Agreement for Federal income tax. Additionally, under the Old Special Tax Agreements with RLIC VI, RLIC IX and RLIC X, the Company would have assumed the respective subsidiaries tax liability if such liability would cause the Company's RBC ratio to fall below 300%. The Old Special Tax Agreements were terminated effective May 31, 2018 for RLIC VI and January 1, 2018 for RLIC IX and RLIC X. In 2018, the Company entered into new special tax sharing agreements (the "New Special Tax Sharing Agreements") with RLIC VI, RLIC IX and RLIC X and its indirect parent, Genworth, effective June 1, 2018 for RLIC VI and January 1, 2018 for RLIC IX and RLIC X. The special tax sharing agreement with RLIC IX was subsequently terminated effective May 1, 2020. Under the New Special Tax Sharing Agreements, the Company is obligated to receive or make payments on behalf of RLIC VI, RLIC X and previously RLIC IX for Federal income tax amounts receivable or payable by those companies pursuant to the Tax Allocation Agreement. The tax payments made by the Company on behalf of RLIC VI, RLIC X and previously RLIC IX are accounted for as deemed capital contributions to RLIC VI, RLIC X and previously RLIC IX. The tax payments received by the Company on behalf of RLIC VI, RLIC X and previously RLIC IX are accounted for as deemed dividends from RLIC VI, RLIC X and previously RLIC IX. As of December 31, 2020, the Company recorded tax payables and an increase in common stock of affiliates of $0.5 and $3.3 to RLIC VI and RLIC X, respectively, and a de minimis tax receivable and a decrease in investment in common stock of affiliates to RLIC IX, related to the New Special Tax Sharing Agreements. As discussed in Note 2(b), the Company carries RLIC VI, RLIC X and previously RLIC IX at zero; therefore, the change in common stock of affiliates ultimately impacts unassigned deficit. Effective January 1, 2018, the Company entered into a new Special Tax Allocation Agreement with Genworth whereby the Company agreed to settle intercompany taxes under the terms of the overall Tax Allocation Agreement of the Genworth Consolidated Group as if the Company and RLIC VI, RLIC X and previously RLIC IX continued to calculate tax reserves under Model Regulation 830 for U.S. federal income tax purposes, notwithstanding that the consolidated group filed its U.S. federal income tax return limiting the tax reserve based upon the Net GAAP Liability shown on the statutory annual statements of RLIC VI, RLIC X and previously RLIC IX. The purpose of the new Special Tax Allocation Agreement between the Company and Genworth is to defer the recognition of tax expense and related intercompany tax settlements by the Company until the time at which the Company would have made the payments absent the change in the Permitted Practices for RLIC VI, RLIC X and previously RLIC IX. As of December 31, 2020, the Company recorded a decrease to current tax receivable and an increase to unassigned deficit of $4.3 related to this agreement. F-52 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) The cumulative benefit recognized by the Company relating to the special tax sharing agreements with Rivermont, RLIC VI, RLIC X, and previously RLIC IX and the Special Tax Allocation Agreement with Genworth was $410.0 and $418.1 as of December 31, 2020 and 2019, respectively. Due to the nature of the agreements as described above, the Company could have to repay these benefits in the future. For tax years beginning in 2011, the Company was included in the Life/Non-Life consolidated return filed by Genworth and filed various state and local tax returns. With possible exceptions (including the possibility that the Internal Revenue Service ("IRS") may examine tax years that impact operating loss deduction carryforwards but are otherwise closed), the Company is no longer subject to U.S. Federal tax examinations for years through 2016. Potential state and local examinations for those years are generally restricted to results that are based on closed U.S. Federal examinations. (g) Federal or foreign income tax loss contingencies As of December 31, 2020, 2019 and 2018, the total amount of unrecognized tax benefits was $7.2, which, if recognized, would affect the effective tax rate on operations. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as components of income tax expense. During the years ended December 31, 2020, 2019 and 2018, the Company accrued no interest or no penalties. The Company had no interest liability balance and no penalty balances as of December 31, 2020, 2019 and 2018. As a result of Genworth's open audits and appeals, the Company believes no unrecognized tax benefits will be recognized in 2021. (h) State transferable and non-transferable tax credits The carrying value of transferable and non-transferable state tax credits gross of any related tax liabilities and total unused transferable and non-transferable state tax credits by state and in total were as follows:
2020 --------------------- Description of state transferable and Carrying Unused non-transferable tax credits State value amount ---------------------------- ----- -------- ------ New Market................................... MS $0.4 $0.4 New Market................................... NE 0.1 0.1 Urban Development............................ CT 0.5 0.5 ---- ---- Total..................................... $1.0 $1.0 ==== ==== 2019 --------------------- Description of state transferable and Carrying Unused non-transferable tax credits State value amount ---------------------------- ----- -------- ------ New Market................................... MS $0.6 $0.6 New Market................................... NE 0.3 0.3 New Market................................... NV 0.1 0.1 Urban Development............................ CT 0.4 0.4 Urban Development............................ FL 1.1 1.1 ---- ---- Total..................................... $2.5 $2.5 ==== ====
F-53 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) The Company estimated the utilization of the remaining transferable and non-transferable state tax credits by projecting future premium taking into account policy growth and rate changes, projected future tax liability based on projected premiums, tax rates and tax credits, and comparing projected future tax liability to the availability of remaining transferable and non-transferable tax credits. The Company had no impairment loss related to the write-down as a result of impairment analysis of the carrying amount for state transferable and non-transferable tax credits during 2020 and 2019. The state tax credits admitted and nonadmitted were as follows:
2020 2019 -------------------- -------------------- Total Total Total Total admitted nonadmitted admitted nonadmitted -------- ----------- -------- ----------- Transferable........ $ -- $-- $ -- $-- Non-transferable.... 1.0 -- 2.5 -- ---- --- ---- --- Total............ $1.0 $-- $2.5 $-- ==== === ==== ===
(7)Commitments and Contingencies (a) Litigation The Company is a defendant in various cases of litigation considered to be in the normal course of business. The Company does not consider existing contingent liabilities arising from litigation, income taxes and other matters to be material in relation to the financial statements of the Company. On January 21, 2021, the Company was named as a defendant in a putative class action lawsuit pending in the United States District Court for the District of Oregon captioned Patsy H. McMillan, Individually and On Behalf Of All Others Similarly Situated, v. Genworth Life and Annuity Insurance Company. Plaintiff seeks to represent life insurance policyholders, alleging that the Company impermissibly calculated cost of insurance rates to be higher than that permitted by her policy. The complaint asserts claims for breach of contract, conversion, and declaratory and injunctive relief, and seeks damages in excess of $5.0. On April 5, 2021, the Company filed an answer to plaintiff's complaint The Company intends to vigorously defend this action. On April 6, 2020, the Company was named as a defendant in a putative class action lawsuit filed in the United States District Court for the Eastern District of Virginia, captioned Brighton Trustees, LLC, on behalf of and as trustee for Diamond LS Trust; and Bank of Utah, solely as securities intermediary for Diamond LS Trust; on behalf of themselves and all others similarly situated v. Genworth Life and Annuity Insurance Company. On May 13, 2020, the Company was also named as a defendant in a putative class action lawsuit filed in the United States District Court for the Eastern District of Virginia, captioned Ronald L. Daubenmier, individually and on behalf of himself and all others similarly situated v. Genworth Life and Annuity Insurance Company. On June 26, 2020, plaintiffs filed a consent motion to consolidate the two cases. On June 30, 2020, the United States District Court for the Eastern District of Virginia issued an order consolidating the Brighton Trustees and Daubenmier cases. On July 17, 2020, the Brighton Trustees and Daubenmier plaintiffs filed a consolidated complaint, alleging that the Company subjected policyholders to an unlawful and excessive cost of insurance increase. The consolidated complaint asserts claims for breach of contract and injunctive relief, and seeks damages in excess of $5.0. On August 31, 2020, the Company filed an answer to plaintiffs' consolidated complaint. The trial is scheduled to commence on April 1, 2022. The Company intends to continue to vigorously defend this action. In September 2018, the Company was named as a defendant in a putative class action lawsuit pending in the United States District Court for the Eastern District of Virginia captioned TVPX ARX INC., as Securities Intermediary for F-54 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) Consolidated Wealth Management, LTD. on behalf of itself and all others similarly situated v. Genworth Life and Annuity Insurance Company. The plaintiff alleged unlawful and excessive cost of insurance ("COI") charges were imposed on policyholders. The complaint asserts claims for breach of contract, alleging that the Company improperly considered non-mortality factors when calculating COI rates and failed to decrease COI charges in light of improved expectations of future mortality, and seeks unspecified compensatory damages, costs, and equitable relief. On October 29, 2018, the Company filed a motion to enjoin the case in the Middle District of Georgia, and a motion to dismiss and motion to stay in the Eastern District of Virginia. The Company moved to enjoin the prosecution of the Eastern District of Virginia action on the basis that it involves claims released in a prior nationwide class action settlement (the "McBride settlement") that was approved by the Middle District of Georgia. Plaintiff filed an amended complaint on November 13, 2018. On December 6, 2018, the Company moved the Middle District of Georgia for leave to file its counterclaim, which alleges that plaintiff breached the covenant not to sue contained in the prior settlement agreement by filing its current action. On March 15, 2019, the Middle District of Georgia granted the Company's motion to enjoin and denied its motion for leave to file its counterclaim. As such, plaintiff is enjoined from pursuing its class action in the Eastern District of Virginia. On March 29, 2019, plaintiff filed a notice of appeal in the Middle District of Georgia, notifying the Court of its appeal to the United States Court of Appeals for the Eleventh Circuit from the order granting the Company's motion to enjoin. On March 29, 2019, the Company filed its notice of cross-appeal in the Middle District of Georgia, notifying the Court of its cross-appeal to the Eleventh Circuit from the portion of the order denying its motion for leave to file the Company's counterclaim. On April 8, 2019, the Eastern District of Virginia dismissed the case without prejudice, with leave for plaintiff to refile an amended complaint only if a final appellate court decision vacates the injunction and reverses the Middle District of Georgia's opinion. On May 21, 2019, plaintiff filed its appeal and memorandum in support in the Eleventh Circuit. The Company filed its response to plaintiff's appeal memorandum on July 3, 2019. The Eleventh Circuit Court of Appeals heard oral argument on plaintiff's appeal and the Company's cross-appeal on April 21, 2020. On May 26, 2020, the Eleventh Circuit Court of Appeals vacated the Middle District of Georgia's order enjoining plaintiff's class action and remanded the case back to the Middle District of Georgia for further factual development as to whether the Company has altered how it calculates or charges cost of insurance since the McBride settlement. The Eleventh Circuit Court of Appeals did not reach a decision on the Company's counterclaim. The Company intends to continue to vigorously defend the dismissal of this action. In Lehman Brothers Special Financing, Inc. v. Bank of America National Association, et. al, in U.S. Bankruptcy Court, Southern District of New York, Lehman Brothers Special Financing, Inc. ("LBSF") seeks to recover from the Company, as a noteholder defendant, sums it received from a collateralized debt obligation ("CDO") note following the bankruptcy of Lehman Brothers Holdings, Inc. ("LBHI"), alleging that the Company and other unrelated noteholders (the "Defendant Group") not entitled to the amounts received. On June 28, 2016, the court granted the Company's motion to dismiss. The court's order became final and appealable on January 24, 2017. LBSF filed a notice of appeal to the United States Court of Appeals for the Second Circuit on February 6, 2017. On March 14, 2018, the District Court affirmed the decision of the Bankruptcy Court. In a filing dated April 13, 2018, LBSF appealed the District Court's decision to the United States Court of Appeals for the Second Circuit. Oral argument occurred on June 26, 2019. On August 11, 2020, the Court of Appeals for the Second Circuit issued a decision affirming the dismissal of this case. As of December 31, 2020, the Company could not determine or predict the ultimate outcome of any of the pending legal and regulatory matters specifically identified above. In light of the inherent uncertainties involved in these matters, no amounts have been accrued. The Company is not able to provide an estimate or range of possible losses related to these matters. (b) Guaranty Association Assessments The Company is required by law to participate in the guaranty fund associations of the various states in which it is licensed to do business. The state guaranty associations ensure payment of guaranteed benefits, with certain restrictions, to policyholders of impaired or insolvent insurance companies by assessing all other companies operating in similar lines of business. F-55 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) As of December 31, 2020 and 2019, the Company has accrued and recognized through net operations a liability for retrospective premium-based guaranty fund assessments of $6.8 and $7.1, respectively, and a related premium tax benefit asset of $7.4 and $7.6, respectively. These amounts represent management's best estimate based on information received from the states in which the Company writes business and may change due to many factors including the Company's share of the ultimate cost of current insolvencies. The premium tax benefit is generally realized over a five year period, but can vary depending on the state law. The following table provides information about the Company's guaranty funds receivable as of December 31, 2020 and 2019:
2020 2019 ---- ---- Assets recognized from paid and accrued premium tax offsets and policy surcharges prior year end............................................ $7.6 $7.4 Decreases current year: Premium tax offset applied...................................... 0.5 0.4 Increases current year: Cash payment adjustment......................................... -- 0.4 True up adjustment.............................................. 0.3 0.2 ---- ---- Assets recognized from paid and accrued premium tax offsets and policy surcharges current year end.......................................... $7.4 $7.6 ==== ====
The Company's guaranty fund liabilities and assets related to assessments from insolvencies of entities that wrote LTC contracts were de minimis as of December 31, 2020 and 2019. (c) Related Party Guarantees The Company has guaranteed the structured settlement payment obligations of ASI, provided that such obligations are funded with the Company's annuity contracts. ASI is a direct, wholly-owned subsidiary of the Company and the assignment company for the Company's structured settlement business. There are no current obligations by the Company under the guarantee nor does the Company expect to make any future payments. However, if any payments were to be made they would be treated as a capital contribution. The maximum amount of payments that could be made under the guarantee is equal to the structured settlement payment obligations of ASI. The structured settlement reserves related to this guarantee were $258.8 as of December 31, 2020. The guarantee will remain intact until modified or rescinded by the Company's board of directors. (d) Commitments As of December 31, 2020, the Company had future commitments of $4.7 on its investments in limited partnerships, $4.3 in commercial mortgage loans, and $13.0 in private placement securities. These limited partnerships are part of the Company's private equity and real estate programs. The funding commitments relate to future equity stakes taken in portfolio of private companies and investments in fixed maturity securities. (8)Reinsurance The Company follows the standard industry practices of reinsuring portions of its risk with other companies. Use of reinsurance does not discharge the Company from liability on the insurance ceded. The Company is required to pay in full the amount of its insurance obligations regardless of whether it is entitled or able to receive payment from its reinsurer. The Company monitors both the financial condition of the reinsurers as well as risk concentrations arising from activities and economic characteristics of the reinsurers to lessen the risk of default by such reinsurers. F-56 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) The maximum amounts of life insurance retained by the Company on any one life may not exceed the following limits: individual life, $5.0; accidental death benefit, $0.1; group life, $0.2; group mortgage accidental benefits, $0.1; and payroll deduction and 401(k) automatic issue coverage, $0.2. Amounts in excess of these maximums are reinsured with other insurance companies. On March 6, 2019, Scottish Re US Inc. ("Scottish Re"), a reinsurance company domiciled in Delaware, was ordered into receivership for the purposes of rehabilitation by the Court of Chancery of the State of Delaware. The proposed Plan of Rehabilitation of Scottish Re was filed in the Court of Chancery of the State of Delaware on June 30, 2020. On March 16, 2021, the Receiver filed a Draft Amended Plan of Rehabilitation (the "Amended Plan") that was accompanied by a proposed order requiring the Receiver to file any modifications to the Amended Plan on or before May 3, 2021 with any objections required to be submitted on or before June 7, 2021. The Company does not know what deadlines the Court of Chancery actually will impose or if requests for extensions of time will be made and/or granted. Total ceded reserves to Scottish Re were $15.9 as of December 31, 2020. As of December 31, 2020, reinsurance recoverable included $9.0 related to Scottish Re, but the Company nonadmitted $8.6 for amounts over 90 days past due. The Company will continue to monitor the plan of rehabilitation and the expected recovery of the claims balance. The effects of reinsurance on premiums earned and benefits incurred for the years ended December 31, 2020, 2019 and 2018 were as follows:
Premiums earned Benefits incurred ------------------------------- ------------------------------- 2020 2019 2018 2020 2019 2018 --------- --------- --------- --------- --------- --------- Direct.. $ 1,107.7 $ 1,179.3 $ 1,226.6 $ 2,261.6 $ 2,201.8 $ 2,251.4 Assumed. 275.7 287.2 299.0 305.1 248.4 261.3 Ceded... (1,208.2) (2,367.5) (1,519.2) (1,809.4) (1,722.2) (1,689.7) --------- --------- --------- --------- --------- --------- Net.. $ 175.2 $ (901.0) $ 6.4 $ 757.3 $ 728.0 $ 823.0 ========= ========= ========= ========= ========= =========
The Company did not have any retrospectively rated contracts or contracts subject to redetermination. Affiliated Special Purpose Captives Reinsurance Transactions The Company has over the past years entered into significant reinsurance treaties with its subsidiaries to cede universal and term life insurance policies. Reserves ceded by the Company as of December 31, 2020 and 2019 related to these treaties were as follows:
2020 2019 -------- -------- Universal Life Insurance Business JLIC.............................. 24.2 60.9 Term Life Insurance Business RLIC VI........................... $2,319.3 $2,383.7 RLIC VII.......................... 405.7 502.4 RLIC VIII......................... 1,041.6 1,046.8 RLIC X............................ 861.3 806.9
JLIC The Company has reinsurance agreements whereby it cedes certain universal life and term life insurance policies to JLIC. During 2020, the Company recorded a prior period correction which decreased reserves ceded to JLIC by $36.7. See Note 1(w). F-57 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) RLIC VI The Company is a party to a coinsurance reinsurance agreement with RLIC VI whereby it previously only ceded certain term life insurance business to RLIC VI. Effective December 1, 2019, the Company amended and restated the coinsurance treaty with RLIC VI to include additional term life and universal life insurance business which was recaptured by the Company from RLIC IX and Rivermont in December 2019 and then ceded to RLIC VI. As a result of this amendment, the Company ceded $1,583.9 of initial premium, with an initial allowance of $888.0 to RLIC VI in 2019. The net consideration of $695.8 was withheld by the Company and recorded as funds withheld. For U.S. federal income tax purposes, the reinsurance transactions discussed above between the Company and RLIC VI effective December 1, 2019 were treated as tax-free reinsurance transactions. Therefore, the assets and liabilities of RLIC IX and Rivermont that were recaptured by the Company and subsequently ceded to RLIC VI were transferred without the recognition of a tax gain or loss. Pursuant to the special tax sharing agreement discussed in Note 6 between the Company and RLIC VI, the Company was responsible for the U.S. federal income tax liabilities of RLIC VI (to the extent of its tax loss account established as part of its special tax sharing agreement with the Company). As a result of the special tax sharing agreement and the tax-free treatment, there was no impact on the Company's tax obligations with respect to federal income taxes of RLIC VI due to the reinsurance transactions discussed above. Effective December 1, 2019, RLIC VI also entered into a new monthly renewable term ("MRT") reinsurance agreement with Hannover Re (Ireland) DAC ("Hannover Re Ireland") whereby it retroceded 100% of the mortality risk on the additional term life insurance business assumed from the Company on December 1, 2019 to Hannover Re Ireland. RLIC VI previously entered into a MRT reinsurance agreement with GLIC to cede the mortality risk on the reinsurance policies assumed from the Company. This MRT reinsurance agreement excluded those policies which were originally written by GLIC. Effective December 1, 2017, RLIC VI recaptured the MRT reinsurance agreement with GLIC and simultaneously entered into a new MRT reinsurance agreement with New Reinsurance Company Ltd ("NewRe") whereby it retrocedes 100% of the mortality risk assumed from the Company to NewRe. RLIC VI also entered into an XOL reinsurance agreement with the Company and Canada Life, which was approved by the Virginia Bureau as a form of security otherwise acceptable to the Commissioner in order for the Company to take reinsurance credit on its balance sheet for the amount of its reinsurance credits for reserves ceded to RLIC VI in an amount, subject to a cap, equal to the difference between the statutory reserves and the qualified reserves with respect to such business. The coinsurance treaty between the Company and RLIC VI, as well as the XOL reinsurance agreement between the Company, RLIC VI, and Canada Life were amended to reflect the MRT reinsurance agreement change. Under the XOL reinsurance agreement with Canada Life, Canada Life Michigan would pay claims up to the difference between full statutory reserves and qualified reserves, subject to a cap, if both the funds withheld account and RLIC VI's capital and surplus, as supported by settlements under the New Re MRT treaty, are exhausted to zero. Effective December 1, 2019, RLIC VI terminated this treaty with Canada Life Michigan and the Company and entered into a new XOL treaty in order to increase the size of the XOL coverage amount given the additional business assumed from the Company. Under the new XOL treaty, in general, Canada Life Barbados will pay claims up to the difference between (i) full statutory reserves and (ii) the combination of the qualified reserves and economic reserves, subject to a cap, as supported as settlements under the New Re MRT treaty and the Hannover Re MRT treaty, if the term life and universal life funds withheld accounts and RLIC VI's capital and surplus are exhausted to zero. During 2020, 2019 and 2018, under the terms of the coinsurance treaty with RLIC VI, the Company recaptured term life insurance policies from RLIC VI where the level term period of the policies had expired. Reserves held on recaptured policies were $2.1, $1.5 and $2.4 at the beginning of the period of recapture for the years ended December 31, 2020, 2019 and 2018, respectively. F-58 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) RLIC VII The Company is a party to a coinsurance with funds withheld agreement with RLIC VII whereby it cedes certain term life insurance business to RLIC VII. RLIC VII is also a party to a MRT reinsurance agreement with SCOR Global Life USA to retrocede 90% of the mortality risk on policies assumed from the Company. The Company also entered into an XOL reinsurance agreement with RLIC VII and SCOR Global Life SE, which was approved by the Virginia Bureau as a form of security otherwise acceptable to the Commissioner in order for the Company to take reinsurance credit on its balance sheet for the amount of its reinsurance credits for reserves ceded to RLIC VII in an amount equal to the difference between the statutory reserves and the qualified reserves with respect to such business. RLIC VIII The Company is a party to a coinsurance with funds withheld agreement with RLIC VIII to cede term life insurance business. RLIC VIII entered into a MRT reinsurance agreement with SCOR Global Life USA Reinsurance Company to retrocede 90% of the mortality risk on the reinsurance policies assumed from the Company. The Company also entered into an XOL reinsurance agreement with RLIC VIII and SCOR Global Life SE, which was approved by the Virginia Bureau as a form of security otherwise acceptable to the Commissioner in order for the Company to take reinsurance credit on its balance sheet for the amount of its reinsurance credits for reserves ceded to RLIC VIII in an amount equal to the difference between the statutory reserves and the qualified reserves with respect to such business. RLIC X The Company is a party to a coinsurance with funds withheld agreement with RLIC X whereby it cedes certain term life insurance business to RLIC X. The Company also entered into an XOL reinsurance agreement with RLIC X and Hannover, which was approved by the Virginia Bureau as a form of security otherwise acceptable to the Commissioner in order for the Company to take reinsurance credit on its balance sheet for the amount of its reinsurance credits for reserves ceded to RLIC X in an amount subject to a cap, equal to the difference between the statutory reserves and the qualified reserves with respect to such business. Effective July 31, 2016, the Company terminated this XOL reinsurance agreement with Hannover and RLIC X for new business. The XOL reinsurance agreement remains in effect for policies issued on or prior to July 31, 2016. RLIC X entered into a MRT reinsurance agreement with GLIC to retrocede the mortality risk on the reinsured policies assumed from the Company to GLIC. This MRT reinsurance agreement excluded those policies which were originally written by GLIC. Effective December 1, 2017, RLIC X recaptured the MRT reinsurance agreement with GLIC and simultaneously entered into a new MRT reinsurance agreement with NewRe whereby it retrocedes 100% of the mortality risk assumed from the Company to NewRe. The coinsurance treaty between the Company and RLIC X, as well as the XOL between the Company, RLIC X, and Hannover were amended to reflect the MRT reinsurance agreement change. During 2020 and 2019, under the terms of its coinsurance treaty with RLIC X, the Company recaptured term life insurance policies from RLIC X where the level term period of the policies had expired. Reserves held on recaptured policies were $0.2 and $0.6 at the beginning of the period of recapture for the years ended December 31, 2020 and 2019, respectively. Rivermont The Company previously was a party to an indemnity reinsurance agreement with Rivermont to cede certain universal life insurance reserves from the Company to Rivermont on a coinsurance and modified coinsurance ("Modco") basis for policies issued by or assumed from other affiliates of the Company with policy effective dates in calendar year 1999 and F-59 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) January 1, 2001 through June 30, 2006. Effective December 1, 2019, the Company recaptured all of the universal life insurance business previously ceded to Rivermont with such business having $455.2 and $391.4 in coinsurance and modified coinsurance reserves, respectively, as of November 30, 2019 and terminated this reinsurance agreement. As consideration for the recapture, Rivermont paid the Company a recapture fee of $101.7 which represented approximately 80% of the excess economic reserves of the recaptured business. For the recapture fee, Rivermont transferred bonds with market value of $97.1 and a book value of $82.0, accrued interest of $0.9 and cash of $3.7 to the Company. The difference between the recaptured coinsurance reserves of $455.2 and the book value of the assets transferred for the recapture fee recorded through commissions and expense allowances on reinsurance ceded of $86.6 was recorded as a statutory net loss of $368.6 for the Company in 2019. The universal life insurance business recaptured from Rivermont was subsequently ceded to RLIC VI in December 2019 as discussed below. As of December 31, 2019, there was no remaining reinsurance in Rivermont. Pursuant to the special tax sharing agreements discussed in Note 6 between the Company and Rivermont, the Company was responsible for the U.S. federal income tax liabilities of Rivermont (to the extent of its tax loss account established as part of its special tax sharing agreement with the Company). As a result of the special tax sharing agreement and the tax-free treatment, there was no impact on the Company's tax obligations with respect to federal income taxes of Rivermont due to the reinsurance transaction discussed above. The special tax sharing agreement with Rivermont discussed above was terminated on February 19, 2020. Genworth Holdings entered into a limited guaranty with Rivermont pursuant to which Genworth Holdings guaranteed that Rivermont would receive a prescribed rate of return on the Modco reinsurance assets. The intent of the limited guaranty was to mitigate credit/interest rate risk within Rivermont and leave Rivermont with only insurance (mortality) risk. The Genworth Holdings limited guaranty provided Rivermont with the required liability payments in the event that there was a shortfall in Rivermont's ability to fund its interest obligations. The probability of a Genworth Holdings payment was remote and would only occur if cash flows from (a) actual earned interest income from economic reserve assets, (b) investment income on Modco reinsurance assets, and (c) calculated experience refunds from mortality gains, are insufficient to cover the liability payments. The limited guaranty was terminated effective December 31, 2019. In 2006, as a first part of the securitization of its excess AG38 (also known as AXXX) reserves, Rivermont sold $315.0 of surplus notes to fund the excess AXXX statutory reserves for the universal life insurance business that was assumed from the Company. Assets were held in a trust to the benefit of the Company as collateral. In January 2020, Rivermont redeemed all of its $315.0 of outstanding surplus notes. Genworth entered into a liquidity commitment agreement with Rivermont and the capital market trusts that held the surplus notes issued by Rivermont. The liquidity commitment agreement maintained that Genworth would, on the maturity date of the surplus notes (45 years from date of issue) loan to each capital market trust an amount equal to the then market value of assets held in the reinsurance trust. The liquidity commitment agreement was terminated effective January 27, 2020. On October 24, 2006, the Company also entered into an agreement with MBIA, the financial guarantor, for the benefit of Rivermont. The agreement, among other things, obligated the Company (subject to certain exclusions) to indemnify and hold harmless Rivermont, MBIA, and Milliman from and against any and all claims, liabilities, losses, costs and expenses, and damages that may be incurred by or asserted against Rivermont, MBIA and Milliman by any party relating to or arising out of the transactions contemplated by the reinsurance agreement between the Company and Rivermont dated October 24, 2006, or certain related agreements, to the extent that such losses, claims, liabilities, expenses or damages resulted from Rivermont's failure to make any payment required to be made by it to any party under any such agreement, but excluding any payments of premiums, fees and expenses to be made in the ordinary course, and payments of principal and interest on the surplus notes issued by Rivermont. This agreement was also terminated effective January 27, 2020. F-60 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) RLIC IX The Company was a party to a coinsurance with funds withheld agreement to cede certain term life insurance business to RLIC IX. RLIC IX also entered into a MRT reinsurance agreement with Hannover Re (Ireland) Plc ("Hannover Ireland") to retrocede 100% of the mortality risk on the reinsured policies assumed from the Company to Hannover Ireland. Effective December 1, 2019, the Company recaptured all of the term life insurance business previously ceded to RLIC IX with such business having $737.3 in reserves as of November 30, 2019 and terminated the RLIC IX Coinsurance Treaty. As consideration for the recapture, RLIC IX paid the Company a net terminal payment of $0.9 in cash on December 12, 2019. The difference between the recaptured reserves of $737.3 and the terminal reserve adjustment recorded through commissions and expense allowances on reinsurance ceded of $225.3 was recorded as a statutory net loss of $512.0 for the Company in 2019. The term life insurance business recaptured from RLIC IX was subsequently ceded to RLIC VI in December 2019 as discussed above. Additionally, the MRT reinsurance agreement between RLIC IX and Hannover Ireland was recaptured and terminated effective December 1, 2019. Effective July 1, 2016, the Company entered into an XOL reinsurance agreement with Canada Life and RLIC IX. As per this XOL reinsurance agreement, Canada Life would pay claims up to the difference between full statutory reserves and qualified reserves subject to a cap, if both the funds withheld account and the RLIC IX capital and surplus, as supported by settlements under the MRT reinsurance agreement between the Company and Hannover Ireland, were exhausted. This agreement was terminated effective December 1, 2019. As of December 31, 2019, there was no remaining reinsurance in RLIC IX. Pursuant to the special tax sharing agreement discussed in Note 6 between the Company and RLIC IX, the Company was responsible for the U.S. federal income tax liabilities of RLIC IX (to the extent of its tax loss account established as part of its special tax sharing agreement with the Company). As a result of the special tax sharing agreement and the tax-free treatment, there was no impact on the Company's tax obligations with respect to federal income taxes of RLIC IX due to the reinsurance transactions discussed above. The special tax sharing agreement with RLIC IX discussed above was terminated effective May 1, 2020. Other Affiliate Reinsurance Transactions Effective January 1, 2000, the Company ceded new term and universal life insurance business to GLIC. These agreements were terminated with respect to new business in 2001. Effective September 1, 2016, the Company recaptured most liabilities on the universal life insurance policies ceded to GLIC. Ceded reinsurance reserves to GLIC as of December 31, 2020 and 2019 were $793.5 and $852.0, respectively. Effective April 1, 2011, the Company amended and restated its existing universal life insurance treaty with GLIC to assume certain additional universal life insurance policies including total living coverage ("TLC") insurance policies from GLIC. Effective September 1, 2016, GLIC recaptured all of the liabilities of the TLC insurance policies ceded to the Company. Reserves assumed as of December 31, 2020 and 2019 were $1,540.3 and $1,407.8, respectively. Effective November 1, 2016, the Company amended and restated its existing LTC treaty with GLIC to cede the remaining LTC policies to GLIC. Reserves ceded as of December 31, 2020 and 2019 were $75.1 and $85.0, respectively. Effective April 1, 2017, the Company assumed certain term life insurance business from GLIC. Reserves assumed as of December 31, 2020 and 2019 were $48.6 and $51.6, respectively. Effective April 1, 2017, the Company assumed certain universal life insurance business from GLIC. Reserves assumed as of December 31, 2020 and 2019 were $122.4 and $127.1, respectively. F-61 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) Effective April 1, 2017, the Company assumed certain single premium whole life insurance business from GLIC. Reserves assumed as of December 31, 2020 and 2019 were $102.2 and $110.9, respectively. Significant External Reinsurers On April 15, 2004, the Company entered into two reinsurance agreements with Union Fidelity Life Insurance Company ("UFLIC") pursuant to which it ceded, effective as of January 1, 2004, substantially all its variable annuity block of business and its structured settlement block of business to UFLIC. Ceded general account reinsurance reserves to UFLIC for the variable annuity block of business as of December 31, 2020 and 2019 were $569.7 and $578.4, respectively, and Modco reserves established by the Company as of December 31, 2020 and 2019 for the separate accounts were $1,629.6 and $1,565.8, respectively. Ceded reinsurance reserves for the structured settlement block of business as of December 31, 2020 and 2019 were $5,067.4 and $5,192.5, respectively. Under a separate reinsurance agreement, the Company assumed a Medicare supplement block of business from UFLIC. The assumed reserves for this block of business as of December 31, 2020 and 2019 were $0.3 and $0.4, respectively. To secure the payment of its obligations to the Company under the reinsurance agreements governing the reinsurance transactions, UFLIC has established trust accounts to maintain an aggregate amount of assets with a statutory book value at least equal to the statutory general account reserves attributable to the reinsured business less an amount to be held in certain claims paying accounts. A trustee administers the trust accounts and the Company is permitted to withdraw from the trust accounts amounts due to the Company pursuant to terms of the reinsurance agreements that are not otherwise paid by UFLIC. As of December 31, 2020, the amount of assets in the trust was $5,722.1. Effective December 1, 2013, immediately after recapturing a substantially similar block of business from Hannover, the Company entered into a new reinsurance agreement with Hannover to cede certain universal life and term life insurance business on coinsurance, Modco with funds withheld and yearly renewable term ("YRT") basis. As of December 31, 2020 and 2019, ceded Modco reserves were $750.2 and $752.9, respectively. Ceded yearly renewable term reserves were $149.1 and $152.7, respectively, and ceded coinsurance reserves were $1,490.7 and $1,430.7, respectively. Effective December 1, 2018, the Company amended an existing treaty with Hannover containing both term and universal life insurance contracts that are reinsured on a combined coinsurance/modified coinsurance ("Co/Modco") basis and YRT basis. This amendment included the following: . Term life insurance conversions issued in 2001 through June 2006 previously reinsured on a 100% quota share YRT basis changed to a 100% quota share Co/Modco basis. . Term life insurance issued in 1996 through 2000 previously reinsured on a 25% quota share YRT basis was recaptured and added to an existing reinsurance agreement with the Canada Life as discussed further below. . Universal life insurance issued in 1980 through 1998 previously reinsured on a 100% quota share YRT basis via a separate reinsurance agreement with Hannover was recaptured and added to this treaty on a 100% quota share YRT basis. . Term universal life insurance issued in 2009 through 2014 previously reinsured on a 100% quota share YRT basis via a separate reinsurance agreement with Hannover was changed to 80% quota share and the 20% quota share was added to this treaty. The items above resulted in a net increase of $293.0 in ceded reserves and an initial gain of $94.3 of which $74.5, net of tax, was deferred. Effective December 1, 2018, the Company also executed several recaptures that were included as part of this amendment, collectively referred to as the "December 1, 2018 Hannover Amendment" in the discussion below. The net impact on ceded reserves of the December 1, 2018 Hannover Amendment was $141.3. F-62 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) Effective December 1, 2018, the Company also amended an existing treaty with Canada Life reinsuring a 75% quota share of certain term life insurance business on a YRT basis. As discussed above, the term life insurance issued in 1996 through 2000 previously reinsured to Hannover on a 25% quota share YRT basis was recaptured and added to this treaty, increasing the quota share to 100%. The amendment resulted in a net increase of $56.7 in ceded reserves and an initial gain of $27.7, of which $21.9, net of tax, was deferred. Effective December 31, 2014, the Company entered into a reinsurance agreement with Hannover to cede certain term universal life insurance business on a yearly renewable term basis. Effective July 1, 2018, the Company recaptured certain universal life insurance contracts from Hannover under this reinsurance agreement and RGA Reinsurance Company, under a separate reinsurance agreement. As a result, the Company recaptured $105.1 of reserves and received a recapture fee of $0.4. Effective August 1, 2018, the Company amended an existing YRT treaty with Hannover to cede all term universal life insurance contracts that were included in the business recaptured on July 1, 2018, except those written by the Company's affiliate, GLICNY. Additionally, contracts included in the existing treaty prior to the amendment on an 80% quota share were increased to a 100% quota share under that amendment. That amendment resulted in $114.3 of initial premiums ceded to Hannover and $94.0 of ceded reserves. As discussed above, the Company further amended the Hannover treaty, reducing the quota share to 80% and added the recaptured 20% quota share to the December 1, 2018 Hannover Amendment. This resulted in a net decrease of $45.4 in ceded reserves (included in the net impact above for the December 1, 2018 Hannover Amendment). On December 28, 2017, the Company entered into a binding letter of intent ("LOI") with Hannover. The Company recognized $112.4 of ceded reserves for the LOI as of December 31, 2017. On March 21, 2018, the Company executed the YRT agreement with Hannover to cede certain universal life insurance business, effective December 31, 2017, in response to the LOI. This business was recaptured as part of the December 1, 2018 Hannover Amendment discussed above. The recapture resulted in a net decrease of $106.4 in ceded reserves (included in the net impact above for the December 1, 2018 Hannover Amendment). Effective January 1, 2016, the Company entered into a coinsurance agreement with Protective Life Insurance Company ("Protective Life") to cede certain term life insurance business. As of December 31, 2020 and 2019, ceded reserves were $1,541.1 and $1,800.8, respectively. Ceding Entities that Utilize Captive Reinsurers to Assume Reserves Subject to the XXX/AXXX Captive Framework As of December 31, 2020, the Company had one reinsurance agreement carried under the Term and Universal Life Insurance Reserve Financing Model Regulation, for which risks under covered policies have been ceded by the Company to RLIC X. There were no RBC implications as there was no shortfall as of December 31, 2020. (9) StatutoryCapital and Surplus and Dividend Restriction The NAIC utilizes RBC to evaluate the adequacy of statutory capital and surplus in relation to risks associated with: (1) asset risk, (2) insurance risk, (3) interest rate and equity market risk, and (4) business risk. The RBC formula is designed as an early warning tool for the states to identify potential undercapitalized companies for the purpose of initiating regulatory action. In the course of operations, the Company periodically monitors the level of its RBC and it exceeded the minimum required levels as of and for the years ended December 31, 2020, 2019 and 2018. The RBC ratio of the Company was 848% and 877% as of December 31, 2020 and 2019, respectively. State insurance departments, which regulate insurance companies, recognize only statutory accounting practices for determining and reporting the financial condition and results of operations of an insurance company, for determining its solvency under law, and for determining whether its financial condition warrants payment of a dividend to its shareholder. F-63 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) The maximum amount of dividends that can be paid by the Company without prior approval of the Virginia Bureau is subject to restrictions. The maximum unrestricted dividend payout that may be made in 2021 is the greater of 10% of the Company's statutory capital and surplus as of December 31, 2020 or its net gain from operations for 2020, with such dividend payout not to exceed the Company's earned surplus. The Company has no capacity to make a dividend payment without prior approval in 2021. (10)Separate Accounts The Company has separate account assets and liabilities related to closed blocks of variable universal life insurance, individual and group variable deferred annuities and modified guaranteed annuities. Separate account assets are carried at fair value and are offset by liabilities that represent the policyholders' equity in those assets. The Company earns mortality and expense risk fees from the separate accounts and may assess withdrawal charges in the event of early withdrawals. Separate account variable universal life insurance contracts include a GMDB and a secondary no-lapse guarantee, which keeps the policy in-force as long as minimum scheduled premiums are paid. Variable annuity contracts may include a GMDB, a guaranteed payout annuity floor (similar to a guaranteed minimum income benefit), a guaranteed minimum income benefit or guaranteed minimum withdrawal benefit or a combination thereof. These guarantees are backed by investments held in the general account. The separate account assets without guarantees represent variable life and annuity products with assets and liabilities valued at fair value. The Company bears no market or default risk for these assets. The total amounts paid from the general account to the separate account related to separate account guarantees for the preceding five years ended December 31, 2020, 2019, 2018, 2017 and 2016 were $35.6, $30.9, $23.3, $25.3 and $34.8, respectively. To compensate the general account for the risks taken, the separate accounts has paid risk charges of $28.8, $31.1, $34.3, $41.2 and $45.7, for the past five years ended December 31, 2020, 2019, 2018, 2017 and 2016, respectively. Assets supporting the Company's separate account product contracts of $5,669.8 and $5,691.8 as of December 31, 2020 and 2019, respectively, were considered legally insulated and not subject to claims of the general account. Information regarding the separate accounts of the Company as of and for the year ended December 31, 2020 was as follows:
Non-indexed guarantee Non-indexed Non-guaranteed less than or guarantee separate equal to 4% more than 4% accounts Total ------------ ------------ -------------- -------- Premiums, considerations or deposits for the year ended December 31, 2020.......................... $ -- $ -- $ 26.2 $ 26.2 ==== ==== ======== ======== Reserves as of December 31, 2020: For accounts with assets at: Fair value.................................. $7.8 $4.7 $5,643.7 $5,656.2 ---- ---- -------- -------- Total reserves.............................. $7.8 $4.7 $5,643.7 $5,656.2 ==== ==== ======== ======== By withdrawal characteristics: With fair value adjustment.................. $7.8 $4.7 $ -- $ 12.5 At fair value............................... -- -- 5,643.7 5,643.7 ---- ---- -------- -------- Subtotal.................................... 7.8 4.7 5,643.7 5,656.2 Not subject to discretionary withdrawal..... -- -- -- -- ---- ---- -------- -------- Total....................................... $7.8 $4.7 $5,643.7 $5,656.2 ==== ==== ======== ========
F-64 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) Reconciliation of net transfers to (from) separate accounts for the year ended December 31, 2020 was as follows:
2020 ------- Transfers as reported in the Summary of Operations of the separate accounts statement: Transfers to separate accounts........................................................... $ 26.2 Transfers from separate accounts......................................................... 632.9 ------- Net transfers to separate accounts, per the separate accounts annual statement....... (606.7) Reconciling adjustments: Transfer to separate accounts -- reinsured............................................... 195.8 ------- Net transfers from separate accounts, per the Statutory Statement of Summary of Operations......................................................................... $(410.9) =======
All assets, liabilities and surplus related to the separate accounts have been recorded in the financial statements. (11)FHLB Funding Agreement (1)The Company is a member of the Federal Home Loan Bank of Atlanta ("FHLB Atlanta"). Through its membership, the Company has outstanding funding agreements with FHLB Atlanta, as of December 31, 2020, in the amount of $270.0, which related to total liabilities of $270.7, of which $0.7 was accrued interest. As of December 31, 2019, the Company had outstanding funding agreements with FHLB Atlanta in the amount of $187.5, which related to total liabilities of $188.1, of which $0.6 was accrued interest. The Company uses these funds for liquidity management and asset liability management in an investment spread strategy, consistent with its other investment spread programs. The Company records the funds under SSAP No. 52, consistent with its accounting for other deposit type contracts. It is not part of the Company's strategy to utilize these funds for operations, and any funds obtained from the FHLB Atlanta for use in general operations would be accounted for under SSAP No. 15, Debt and Holding Company Obligations, as borrowed money. The tables below indicate the amount of FHLB Atlanta stock purchased, collateral pledged, assets and liabilities related to the agreement with FHLB Atlanta as of December 31, 2020 and 2019. The Company's borrowing capacity, including issuance of letters of credit, is subject to a broad regulatory restriction that limits an insurer from pledging more than 7.0% of its net admitted assets. (2)The tables below indicate the amount of FHLB Atlanta stock purchased, collateral pledged, assets and liabilities related to the agreement with FHLB Atlanta as of December 31, 2020 and 2019: FHLB Capital Stock a. Aggregate Totals as of December 31, 2020 and 2019:
2020 ------------------------- General Separate Description Total account accounts ----------- -------- ------- -------- Membership stock -- Class A................................. $ -- $ -- $ -- Membership stock -- Class B................................. 26.5 26.5 -- Activity stock.............................................. -- -- -- Excess stock................................................ -- -- -- -------- ----- ---- Aggregate total............................................. $ 26.5 $26.5 $ -- ======== ===== ==== Actual or estimated borrowing capacity as determined by the insurer................................................... $1,000.0 XXX XXX
F-65 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions)
2019 ------------------------- General Separate Description Total account accounts ----------- -------- ------- -------- Membership stock -- Class A................................. $ -- $ -- $ -- Membership stock -- Class B................................. 23.0 23.0 -- Activity stock.............................................. -- -- -- Excess stock................................................ -- -- -- -------- ----- ---- Aggregate total............................................. $ 23.0 $23.0 $ -- ======== ===== ==== Actual or estimated borrowing capacity as determined by the insurer................................................... $1,000.0 XXX XXX
b. Membership stock (Class A and B) eligible for redemption
6 months Not eligible Less to less 1 to less for than than than 3 to 5 Membership stock 2020 total redemption 6 months 1 year 3 years years ---------------- ---------- ------------ -------- -------- --------- ------ Class A...... $ -- $-- $-- $-- $-- $ -- Class B...... 26.5 -- -- -- -- 26.5
(3)Collateral Pledged to FHLB a. Amount pledged as of December 31, 2020 and 2019:
Fair Carrying Aggregate total value value borrowing ------ -------- --------------- 1. Current year total general and separate accounts total collateral pledged (Lines 2+3)............................ $586.6 $438.8 $270.0 2. Current year general account total collateral pledged.... 586.6 438.8 270.0 3. Current year separate accounts total collateral pledged.. -- -- -- ------ ------ ------ 4. Prior year-end total general and separate accounts total collateral pledged........................................ $259.9 $220.0 $187.5
b. Maximum amount pledged during reporting period ending December 31, 2020 and 2019:
Amount borrowed at Fair Carrying time of maximum value value collateral ------ -------- ------------------ 1. Current year total general and separate accounts maximum collateral pledged (Lines 2+3)............................ $620.2 $459.5 $162.5 2. Current year general account maximum collateral pledged................................................... 620.2 459.5 162.5 3. Current year separate accounts maximum collateral pledged................................................... -- -- -- ------ ------ ------ 4. Prior year-end total general and separate accounts maximum collateral pledged................................ $346.3 $295.1 $212.5
F-66 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) (4)Borrowing from FHLB a. Amount as of December 31, 2020 and 2019:
2020 ----------------------------------- Funding agreements General Separate reserves Description Total account accounts established ----------- ------ ------- -------- ----------- 1. Debt.................... $ -- $ -- $-- XXX 2. Funding agreements...... 270.0 270.0 -- $270.7 3. Other................... -- -- -- XXX ------ ------ --- ------ 4. Aggregate total (1+2+3). $270.0 $270.0 $-- $270.7 ====== ====== === ======
2019 ----------------------------------- Funding agreements General Separate reserves Description Total account accounts established ----------- ------ ------- -------- ----------- 1. Debt.................... $ -- $ -- $-- XXX 2. Funding agreements...... 187.5 187.5 -- $188.1 3. Other................... -- -- -- XXX ------ ------ --- ------ 4. Aggregate total (1+2+3). $187.5 $187.5 $-- $188.1 ====== ====== === ======
b. Maximum amount during reporting period ending December 31, 2020:
General Separate Description Total account accounts ----------- ------ ------- -------- 1. Debt.......................... $ -- $ -- $-- 2. Funding agreements............ 312.5 312.5 -- 3. Other......................... -- -- -- ------ ------ --- 4. Aggregate total (Lines 1+2+3). $312.5 $312.5 $-- ====== ====== ===
c. FHLB -- prepayment obligations
Does the company have prepayment obligations under the Description following arrangements (Yes/No)? ----------- -------------------------------- Debt............... No Funding agreements. No Other.............. No
F-67 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) (12)Fair Value of Financial Instruments The following tables set forth the Company's assets and liabilities that were reported at fair value as of December 31, 2020 and 2019:
2020 ------------------------------------------- Net asset value Level 1 Level 2 Level 3 (NAV) Total -------- ------- ------- --------- -------- Assets Bonds: Commercial mortgage-backed........ $ -- $ 0.2 $ -- $-- $ 0.2 Total bonds........... -- 0.2 -- -- 0.2 Common stock: Industrial and miscellaneous.......... 5.6 -- 26.5 -- 32.1 -------- ----- ----- --- -------- Total common stock............... 5.6 -- 26.5 -- 32.1 -------- ----- ----- --- -------- Cash equivalents: Money market mutual funds........... 290.6 -- -- -- 290.6 -------- ----- ----- --- -------- Total cash equivalents......... 290.6 -- -- -- 290.6 -------- ----- ----- --- -------- Derivative assets: Equity index options................ -- -- 62.7 -- 62.7 -------- ----- ----- --- -------- Total derivative assets.............. -- -- 62.7 -- 62.7 -------- ----- ----- --- -------- Separate account assets..................... 5,644.6 16.9 1.1 -- 5,662.6 -------- ----- ----- --- -------- Total assets.......... $5,940.8 $17.1 $90.3 $-- $6,048.2 ======== ===== ===== === ========
2019 ------------------------------------------- Net asset value Level 1 Level 2 Level 3 (NAV) Total -------- ------- ------- --------- -------- Assets Common stock: Industrial and miscellaneous.......... $ -- $ -- $ 23.0 $-- $ 23.0 -------- ----- ------ --- -------- Total common stock............... -- -- 23.0 -- 23.0 -------- ----- ------ --- -------- Cash equivalents: Money market mutual funds........... 222.5 -- -- -- 222.5 -------- ----- ------ --- -------- Total cash equivalents......... 222.5 -- -- -- 222.5 -------- ----- ------ --- -------- Derivative assets: Equity index options................ -- -- 80.7 -- 80.7 -------- ----- ------ --- -------- Total derivative assets.............. -- -- 80.7 -- 80.7 -------- ----- ------ --- -------- Separate account assets..................... 5,658.4 24.2 1.1 -- 5,683.7 -------- ----- ------ --- -------- Total assets.......... $5,880.9 $24.2 $104.8 $-- $6,009.9 ======== ===== ====== === ========
F-68 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) The following tables present additional information about assets and liabilities measured at fair value for which the Company has utilized significant unobservable (Level 3) inputs to determine fair value as of December 31, 2020, 2019 and 2018:
2020 ------------------------------------------------------------------------------------------- Total gains and Beginning (losses) Total balance included gains and as of Transfers Transfers in net (losses) January 1, in to out of income included Investments 2020 Level 3 Level 3 (loss) in surplus Purchases Issuances Sales Settlements ----------- ---------- --------- --------- --------- ---------- --------- --------- ------ ----------- Common stock............. $ 23.0 $-- $-- $ -- $ -- $ 6.4 $-- $ (2.9) $-- Separate account assets.. 1.1 -- -- -- -- -- -- -- -- Derivative assets........ 80.7 -- -- 16.9 (13.1) 58.8 -- (80.6) -- ------ --- --- ----- ------ ----- --- ------ --- Total assets.......... $104.8 $-- $-- $16.9 $(13.1) $65.2 $-- $(83.5) $-- ====== === === ===== ====== ===== === ====== ===
-------------- Ending balance as of December 31, Investments 2020 ----------- ------------- Common stock............. $26.5 Separate account assets.. 1.1 Derivative assets........ 62.7 ----- Total assets.......... $90.3 =====
2019 ------------------------------------------------------------------------------------------- Total Beginning gains and Total balance (losses) gains and as of Transfers Transfers included (losses) January 1, in to out of in net included Investments 2019 Level 3 Level 3 income in surplus Purchases Issuances Sales Settlements ----------- ---------- --------- --------- --------- ---------- --------- --------- ------ ----------- Common stock............. $24.0 $-- $-- $ -- $ -- $ 2.1 $-- $ (3.1) $ -- Separate account assets.. 1.9 -- -- -- (0.5) -- -- -- (0.3) Derivative assets........ 39.0 -- -- (5.3) 48.3 62.6 -- (63.9) -- ----- --- --- ----- ----- ----- --- ------ ----- Total assets.......... $64.9 $-- $-- $(5.3) $47.8 $64.7 $-- $(67.0) $(0.3) ===== === === ===== ===== ===== === ====== =====
-------------- Ending balance as of December 31, Investments 2019 ----------- ------------- Common stock............. $ 23.0 Separate account assets.. 1.1 Derivative assets........ 80.7 ------ Total assets.......... $104.8 ======
2018 ------------------------------------------------------------------------------------------- Total Beginning gains and Total balance (losses) gains and as of Transfers Transfers included (losses) January 1, in to out of in net included Investments 2018 Level 3 Level 3 loss in surplus Purchases Issuances Sales Settlements ----------- ---------- --------- --------- --------- ---------- --------- --------- ------ ----------- Common stock............. $16.1 $-- $-- $ -- $ -- $ 8.5 $-- $ (0.6) $ -- Separate account assets.. 3.2 -- -- -- (0.1) -- -- -- (1.2) Derivative assets........ 79.6 -- -- 16.2 (50.7) 74.8 -- (80.9) -- ----- --- --- ----- ------ ----- --- ------ ----- Total assets.......... $98.9 $-- $-- $16.2 $(50.8) $83.3 $-- $(81.5) $(1.2) ===== === === ===== ====== ===== === ====== =====
-------------- Ending balance as of December 31, Investments 2018 ----------- ------------- Common stock............. $24.0 Separate account assets.. 1.9 Derivative assets........ 39.0 ----- Total assets.......... $64.9 =====
Realized and unrealized gains (losses) on Level 3 assets and liabilities are primarily reported in either net income (loss) or change in net unrealized capital gains (losses) based on the appropriate accounting treatment for the instrument. Purchases, sales, issuances and settlements represent the activity that occurred during the period that results in a change of the asset or liability but does not represent changes in fair value for the instruments held at the beginning of the period. Such activity primarily consists of purchases and settlements of investments. F-69 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) There were no gains or losses for the period included in net income (loss) attributable to unrealized gains (losses) related to assets still held as of the reporting date. The following tables set forth the Company's financial instruments' fair value, admitted amounts and level of fair value amounts as of December 31, 2020 and 2019:
2020 ---------------------------------------------------------------------- Not Net asset practicable Aggregate Admitted value (carrying Financial instruments fair value assets Level 1 Level 2 Level 3 (NAV) value) --------------------- ---------- --------- -------- --------- -------- --------- ----------- Bonds........................ $13,590.8 $11,457.0 $ -- $12,515.9 $1,074.9 $-- $-- Preferred and common stocks-nonaffiliates 55.7 53.4 12.3 15.3 28.1 -- -- Separate account assets...... 5,662.6 5,662.6 5,644.6 16.9 1.1 -- -- Mortgage loans............... 1,807.3 1,717.3 -- -- 1,807.3 -- -- Short-term investments....... 4.3 4.3 -- 4.3 -- -- -- Cash equivalents............. 303.6 303.6 303.6 -- -- -- -- Other invested assets........ 74.9 57.2 -- 74.9 -- -- -- Securities lending reinvested collateral...... 26.0 26.0 -- 26.0 -- -- -- Derivative assets............ 63.0 62.7 -- 0.3 62.7 -- -- Derivative liabilities....... -- -- -- -- -- --
2019 ---------------------------------------------------------------------- Not Net asset practicable Aggregate Admitted value (carrying Financial instruments fair value assets Level 1 Level 2 Level 3 (NAV) value) --------------------- ---------- --------- -------- --------- -------- --------- ----------- Bonds........................ $12,782.2 $11,455.4 $ -- $11,604.2 $1,178.0 $-- $-- Preferred and common stocks-nonaffiliates 63.4 62.0 13.7 25.7 24.0 -- -- Separate account assets...... 5,683.7 5,683.7 5,658.4 24.2 1.1 -- -- Mortgage loans............... 1,873.2 1,812.3 -- -- 1,873.2 -- -- Short-term investments....... 2.0 2.0 -- 2.0 -- -- -- Cash equivalents............. 273.5 273.5 273.5 -- -- -- -- Other invested assets........ 70.7 56.7 -- 70.7 -- -- -- Securities lending reinvested collateral...... 17.7 17.7 -- 17.7 -- -- -- Derivative assets............ 81.5 80.7 -- 0.8 80.7 -- -- Derivative liabilities....... -- -- -- -- -- --
The carrying value of contract loans, payables and receivables that are financial instruments approximate fair value as of December 31, 2020 and 2019, and therefore are not presented in the tables above. There were no financial instruments for which it was not practicable to estimate fair value. (13)Retained Assets The Company provides a claim form to the beneficiary to choose among various disbursement options which include a payment by check, annuity stream or retained asset account, which the Company refers to as a Secure Access Account. Since April 2011, the Company has required the beneficiary to make a positive election of a retained asset account in order to credit death benefit proceeds from a life insurance policy or an annuity contract to a retained asset account (except in Vermont, whose residents are not eligible for retained asset accounts). Prior to April 2011, in nine states, the Company credited death benefit proceeds from a life insurance policy or an annuity contract to a retained asset account only if the F-70 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) beneficiary affirmatively selected a retained asset account. In all other states (except Vermont, whose residents are not eligible for retained asset accounts) prior to April 2011, the Company credited death benefit proceeds to a retained asset account if the beneficiary affirmatively selected a retained asset account or if the beneficiary failed to select any disbursement options on the claim form. Credited interest rates ranged from 0.1% to 6.0% for the years ended December 31, 2020 and 2019, and 0.2% to 6.0% for the year ended December 31, 2018. For the years ended December 31, 2020 and 2019 the weighted average crediting rate was 2.6%. For the year ended December 31, 2018, the weighted average crediting rate was 2.5%. The Company discloses the relevant details about its retained asset program, including disclosure of the fact that accounts are not Federal Deposit Insurance Corporation insured, in the information provided to the beneficiary with the claim form and in the supplemental contract issued when a retained asset account is established. The account balance and credited interest are fully backed by the claims-paying ability of the issuing insurance company. The Company's Secure Access program is fully compliant with guidance on retained asset account programs issued in 1995 by the NAIC, and the NAIC's sample bulletin on retained asset accounts issued in December 2010. The following table sets forth the number and balance of retained asset accounts in force as of December 31, 2020 and 2019:
In force --------------------------------- 2020 2019 ---------------- ---------------- Number of Number of policies Amount policies Amount --------- ------ --------- ------ Up to and including 12 months. 120 $ 20.4 135 $ 24.1 13 to 24 months............... 100 15.2 161 21.2 25 to 36 months............... 131 17.6 142 19.5 37 to 48 months............... 121 17.8 137 17.1 49 to 60 months............... 117 15.5 274 32.0 Over 60 months................ 3,630 251.7 4,126 238.1 ----- ------ ----- ------ Total...................... 4,219 $338.2 4,975 $352.0 ===== ====== ===== ======
The following table presents additional information regarding the changes in the number and balance of the retained asset accounts related to individual contracts for the years ended December 31, 2020, 2019 and 2018. There were no group contracts in 2020, 2019 and 2018.
2020 2019 2018 ---------------- ---------------- ---------------- Number of Number of Number of policies Amount policies Amount policies Amount --------- ------ --------- ------ --------- ------ Retained assets accounts as of the beginning of the year............... 4,975 $352.0 5,312 $370.8 5,616 $390.9 Retained asset accounts issued/ added during the year............... 133 28.2 158 43.6 220 46.5 Investment earnings credited to retained asset accounts during the year............... -- 8.8 -- 9.2 -- 9.7 Fees and other charges assessed to retained asset accounts during the year............... -- -- -- -- -- -- Retained asset accounts transferred to state unclaimed property funds during the year.. (17) -- (26) (0.2) (19) (0.2) Retained asset accounts closed/ withdrawn during the year........ (872) (50.8) (469) (71.4) (505) (76.1) ----- ------ ----- ------ ----- ------ Retained asset accounts at the end of the year. 4,219 $338.2 4,975 $352.0 5,312 $370.8 ===== ====== ===== ====== ===== ======
F-71 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) (14)Risk Sharing Provisions of the Affordable Care Act The Company does not write accident and health insurance policies subject to the affordable care act risk sharing provisions. Although the Company holds several accident and health policies in-force, these policies are not subject to the affordable care act sharing provisions. (15) Investments in SCA Entities The Company has two controlling investments in the common stock and one controlling investment in the preferred stock of noninsurance subsidiaries as of December 31, 2020 and 2019:
NAIC reject entity's valuation NAIC 2020 2019 method, Description of Type of response NAIC NAIC resubmission SCA investment (excluding Gross Nonadmitted Admitted Date of filing NAIC received valuation valuation required 8.b.i entities) amount amount amount to NAIC filing (yes/no) amount amount (yes/no) --------------- ------ ----------- -------- -------------- ------- -------- --------- --------- ------------ ASI (VA)*................ $ -- $ -- $ -- 9/6/2017 Sub-1 yes $ -- $ -- no Newco (VA)............... 42.8 -- 42.8 7/2/2020 Sub-2 yes 41.0 39.2 no Genworth Financial Agency 0.5 0.5 -- 12/5/2017 Sub-1 yes -- -- no ----- ---- ----- ----- ----- Aggregate Total.......... $43.3 $0.5 $42.8 $41.0 $39.2 ===== ==== ===== ===== =====
-------- * ASI (VA) rounds to zero. (16)Subsequent Events There were no material events that occurred subsequent to December 31, 2020. Subsequent events have been considered through April 22, 2021, the date the statutory financial statements were issued. F-72

PART C

OTHER INFORMATION

Item 24.    Financial Statements and Exhibits

(a)  Financial Statements

All required financial statements are included in Part B of this Registration Statement.

(b)  Exhibits

(1)(a)	Resolution of Board of Directors of The Life Insurance Company of Virginia authorizing the establishment of the Separate Account. Previously filed on May 1, 1998 with Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity Separate Account 4, Registration
No. 033-76334.

(1)(a)(i)	Resolution of the Board of Directors of GE Life and Annuity Assurance Company authorizing the change in name of Life of Virginia Separate Account 4 to GE Life & Annuity Separate Account 4. Previously filed on June 2, 2000 with Pre-Effective Amendment No. 1 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-31172.

(1)(b)	Resolution of the Board of Directors of GE Life and Annuity Assurance Company authorizing the change in name of GE Life and Annuity Assurance Company to Genworth Life and Annuity Insurance Company. Previously filed on January 3, 2006 with Post-Effective Amendment No. 19 to Form N-4 for Genworth Life & Annuity VA Separate Account 1, Registration No. 333-62695.

(1)(b)(i)	Resolution of the Board of Directors of GE Life and Annuity Assurance Company authorizing the change in name GE Life & Annuity Separate Account 4 to Genworth Life & Annuity VA Separate Account 1. Previously filed on January 3, 2006 with Post-Effective Amendment No. 19 to Form N-4 for Genworth Life & Annuity VA Separate Account 1, Registration No. 333-62695.

(2)	Not Applicable.

(3)(a)	Underwriting Agreement dated December 1, 2001 between GE Life and Annuity Assurance Company and Capital Brokerage Corporation. Previously filed on September 30, 2002 with Post-Effective Amendment No. 8 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-62695.

(3)(b)	Dealer Sales Agreement dated December 1, 2001. Previously filed on September 30, 2002 with Post-Effective Amendment No. 8 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-62695.

(4)(a)	Form of contract.

(4)(a)(i)	Contract Form P1152. Previously filed on December 18, 1998 with Pre-Effective Filing No. 1 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-62695.

(4)(b)	Endorsements to contract.

(4)(b)(i)	IRA Endorsement. Previously filed on May 1, 1998 with Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 033-76334.

(4)(b)(i)(a)	IRA Endorsement P5364 8/07. Previously filed on November 27, 2007 with Post-Effective Amendment No. 25 to Form N-4 for Genworth Life & Annuity VA Separate Account 1, Registration No. 333-62695.

(4)(b)(ii)	Pension Endorsement. Previously filed on May 1, 1998 with Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 033-76334.

(4)(b)(ii)(a)	Roth IRA Endorsement P5365 8/07. Previously filed on November 27, 2007 with Post-Effective Amendment No. 25 to Form N-4 for Genworth Life & Annuity VA Separate Account 1, Registration No. 333-62695.

(4)(b)(iii)	Section 403(b) Endorsement. Previously filed on May 1, 1998 with Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 033-76334.

(4)(b)(iv)	Optional Death Benefit Rider. Previously filed on January 27, 1999 with Pre-Effective Amendment No. 2 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-63531.

(4)(b)(v)	Optional Enhanced Death Benefit Rider. Previously filed on September 2, 2000 with Post-Effective Amendment No. 1 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-31172.

(4)(b)(vi)	Optional Enhanced Death Benefit Rider P5153 12/00. Previously filed on February 28, 2001 with Post-Effective Amendment No. 4 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-62695.

(4)(b)(vii)	Monthly Income Benefit Endorsement P5154 12/00. Previously filed on February 28, 2001 with Post-Effective Amendment No. 4 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-63531.

(4)(b)(viii)	Optional Enhanced Death Benefit Rider P5161 3/01. Previously filed on April 30, 2001 with Post-Effective Amendment No. 5 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-62695.

(4)(b)(ix)	Death Provisions Endorsement P5232 1/03. Previously filed on February 18, 2003 with Post-Effective Amendment No. 8 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-63531.

(4)(b)(x)	Annual Step-Up Death Benefit Rider P5233 1/03. Previously filed on February 18, 2003 with Post-Effective Amendment No. 8 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-63531.

(4)(b)(xi)	Rollup Death Benefit Rider P5234 1/03. Previously filed on February 18, 2003 with Post-Effective Amendment No. 8 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-63531.

(4)(b)(xii)	Greater of Annual Step-Up and Rollup Death Benefit Rider P5235 1/03. Previously filed on February 18, 2003 with Post-Effective Amendment No. 8 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-63531.

(4)(b)(xiii)	Earnings Protector Death Benefit Rider P5240 1/03. Previously filed on February 18, 2003 with Post-Effective Amendment No. 8 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-63531.

(4)(b)(xiv)	GE Life and Annuity Assurance Company Guarantee Account Rider. Previously filed on June 24, 2003 with Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-62695.

(4)(b)(xv)	Guaranteed Income Rider. Previously filed on April 27, 2005 with Post-Effective Amendment No. 20 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-63531.

(4)(b)(xvi)	Payment Protection with Commutation Immediate and Deferred Variable Annuity Rider. Previously filed on September 1, 2006 with Post-Effective Amendment No. 27 to Form N-4 for Genworth Life & Annuity VA Separate Account 1, Registration No. 333-63531.

(4)(b)(xviii)	Guaranteed Withdrawal Benefit for Life Rider. Previously filed on September 1, 2006 with Post-Effective Amendment No. 27 to Form N-4 for Genworth Life & Annuity VA Separate Account 1, Registration No. 333-63531.

(4)(b)(xix)	Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously filed on April 23, 2007 with Post-Effective Amendment No. 23 to Form N-4 for Genworth Life & Annuity VA Separate Account 1, Registration No. 333-62695.

(4)(b)(xx)	Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously filed on November 27, 2007 with Post-Effective Amendment No. 25 to Form N-4 for Genworth Life & Annuity VA Separate Account 1, Registration No. 333-62695.

(4)(b)(xxi)	Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously filed on June 27, 2008 with Post-Effective Amendment No. 32 to Form N-4 for Genworth Life & Annuity VA Separate Account 1, Registration No. 333-47732.

(5)	Form of Application. Previously filed on April 7, 2006 with Post-Effective Amendment No. 20 to Form N-4 for Genworth Life & Annuity VA Separate Account 1, Registration No. 333-62695.

(6)(a)	Amended and Restated Articles of Incorporation of Genworth Life and Annuity Insurance Company. Previously filed on January 3, 2006 with Post-Effective Amendment No. 19 to Form N-4 for Genworth Life & Annuity VA Separate Account 1, Registration No. 333-62695.

(6)(b)	By-Laws of Genworth Life and Annuity Insurance Company. Previously filed on January 3, 2006 with Post-Effective Amendment No. 19 to Form N-4 for Genworth Life & Annuity VA Separate Account 1, Registration No. 333-62695.

(7)	Reinsurance Agreement. Previously filed on April 26, 2004 with Post Effective Amendment No. 13 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-62695.

(8)(a)	Amended and Restated Fund Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors Corporation and Genworth Life and Annuity Insurance Company. Previously filed on April 25, 2008 with Post-Effective Amendment No. 26 to Form N-4 for Genworth Life & Annuity VA Separate Account 1, Registration No. 333-62695.

(8)(a)(i)	First Amendment to Amended and Restated Fund Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors Corporation and Genworth Life and Annuity Insurance Company. Previously filed on April 25, 2008 with Post-Effective Amendment No. 26 to Form N-4 for Genworth Life & Annuity VA Separate Account 1, Registration No. 333-62695.

(8)(b)	Reserved.

(8)(c)	Participation Agreement between Janus Capital Corporation and GE Life and Annuity Assurance Company. Previously filed on April 27, 2005 with Post-Effective Amendment No. 17 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-62695.

(8)(d)	Fund Participation Agreement between Genworth Life and Annuity Insurance Company and Federated Insurance Series. Previously filed on April 23, 2007 with Post-Effective Amendment No. 23 to Form N-4 for Genworth Life & Annuity VA Separate Account 1, Registration No. 333-62695.

(8)(e)	Participation Agreement between The Alger American Fund, Fred Alger and Company, Inc., and The Life Insurance Company of Virginia. Previously filed on September 28, 1995 with Post-Effective Amendment No. 3 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 033-76334.

(8)(e)(i)	Amendment to Fund Participation Agreement between The Alger American Fund, Fred Alger and Company, Inc. and GE Life and Annuity Assurance Company. Previously filed on April 30, 1999 with Post Effective Amendment No. 1 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-63531.

(8)(f)	Form of Participation Agreement between Goldman Sachs Variable Insurance Trust and Genworth Life and Annuity Insurance Company. Previously filed on April 23, 2007 with Post-Effective Amendment No. 23 to Form N-4 for Genworth Life & Annuity VA Separate Account 1, Registration No. 333-62695.

(8)(f)(i)	Amendment to Fund Participation Agreement between Genworth Life and Annuity Insurance Company and Goldman Sachs Variable Insurance Trust. Previously filed on April 23, 2007 with Post-Effective Amendment No. 23 to Form N-4 for Genworth Life & Annuity VA Separate Account 1, Registration No. 333-62695.

(8)(g)	Fund Participation Agreement between Genworth Life and Annuity Insurance Company and Legg Mason Partners Variable Equity Trust and Legg Mason Partners Variable Income Trust. Previously filed on April 23, 2007 with Post-Effective Amendment No. 23 to Form N-4 for Genworth Life & Annuity VA Separate Account 1, Registration No. 333-62695.

(8)(h)	Form of Participation Agreement between GE Investments Funds, Inc. and Genworth Life and Annuity Insurance Company. Previously filed on April 7, 2006 with Post-Effective Amendment No. 20 to Form N-4 for Genworth Life & Annuity VA Separate Account 1, Registration No. 333-62695.

(8)(i)	Form of Participation Agreement between AIM Variable Insurance Funds, Inc. and GE Life and Annuity Assurance Company. Previously filed on April 27, 2005 with Post-Effective Amendment No. 17 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-62695.

(8)(i)(i)	Amendment to Fund Participation Agreement between Genworth Life and Annuity Insurance Company and AIM Variable Insurance Funds. Previously filed on April 23, 2007 with Post-Effective Amendment No. 23 to Form N-4 for Genworth Life & Annuity VA Separate Account 1, Registration No. 333-62695.

(8)(j)	Amendment to Fund Participation Agreement between Genworth Life and Annuity Insurance Company and Dreyfus. Previously filed on April 23, 2007 with Post-Effective Amendment No. 23 to Form N-4 for Genworth Life & Annuity VA Separate Account 1, Registration No. 333-62695.

(8)(k)	Participation Agreement between MFS® Variable Insurance Trust and GE Life and Annuity Assurance Company. Previously filed on April 27, 2005 with Post-Effective Amendment No. 17 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-62695.

(8)(k)(i)	Amendment to Fund Participation Agreement between Genworth Life and Annuity Insurance Company and MFS Variable Insurance Trust. Previously filed on April 23, 2007 with Post-Effective Amendment No. 23 to Form N-4 for Genworth Life & Annuity VA Separate Account 1, Registration No. 333-62695.

(8)(l)	Participation Agreement between PIMCO Variable Insurance Trust and GE Life and Annuity Assurance Company. Previously filed on April 27, 2005 with Post-Effective Amendment No. 17 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-62695.

(8)(l)(i)	Fund Participation Agreement between Genworth Life and Annuity Insurance Company and PIMCO Variable Insurance Trust. Previously filed on April 23, 2007 with Post-Effective Amendment No. 23 to Form N-4 for Genworth Life & Annuity VA Separate Account 1, Registration No. 333-62695.

(8)(m)	Participation Agreement between The Prudential Series Fund, Inc. and Genworth Life and Annuity Insurance Company. Previously filed on April 23, 2007 with Post-Effective Amendment No. 23 to Form N-4 for Genworth Life & Annuity VA Separate Account 1, Registration No. 333-62695.

(8)(n)	Participation Agreement between Rydex Variable Trust and GE Life and Annuity Assurance Company. Previously filed on April 27, 2005 with Post-Effective Amendment No. 17 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-62695.

(8)(o)	Participation Agreement between Van Kampen Life Investment Trust and Genworth Life and Annuity Insurance Company. Previously filed on April 23, 2007 with Post-Effective Amendment No. 23 to Form N-4 for Genworth Life & Annuity VA Separate Account 1, Registration No. 333-62695.

(8)(p)	Reserved.

(8)(q)	Participation Agreement between AllianceBernstein Variable Products Series Fund, Inc. and GE Life and Annuity Assurance Company. Previously filed on April 27, 2005 with Post-Effective Amendment No. 17 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-62695.

(8)(q)(i)	Amendment to Fund Participation Agreement between Genworth Life and Annuity Insurance Company and AllianceBernstein Variable Products Series Fund, Inc. Previously filed on April 23, 2007 with Post-Effective Amendment No. 23 to Form N-4 for Genworth Life & Annuity VA Separate Account 1, Registration No. 333-62695.

(8)(r)	Participation Agreement between Nations Separate Account Trust and GE Life and Annuity Assurance Company. Previously filed on April 26, 2004 with Post Effective Amendment No. 13 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-62695.

(8)(s)	Participation Agreement between Merrill Lynch Variable Series Funds, Inc. and GE Life and Annuity Assurance Company. Previously filed on April 27, 2005 with Post-Effective Amendment No. 17 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-62695.

(8)(s)(i)	First Amendment to the Participation Agreement between BlackRock Variable Series Funds, Inc., BlackRock Distributors, Inc. and Genworth Life and Annuity Insurance Company. Previously filed on April 25, 2008 with Post-Effective Amendment No. 26 to Form N-4 for Genworth Life & Annuity VA Separate Account 1, Registration No. 333-62695.

(8)(t)	Fund Participation Agreement between Evergreen Variable Annuity Trust and GE Life and Annuity Assurance Company. Previously filed on November 15, 2004 with Post-Effective Amendment No. 15 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-62695.

(8)(u)	Amended and Restated Fund Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Genworth Life and Annuity Insurance Company and Capital Brokerage Corporation. Previously filed with Post-Effective Amendment No. 20 to Form N-4 for Genworth Life & Annuity VA Separate Account 1, Registration No. 333-62695.

(8)(v)	Participation Agreement between American Century Variable Portfolios II, Inc. and GE Life and Annuity Assurance Company. Previously filed on April 27, 2005 with Post-Effective Amendment No. 17 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-62695.

(8)(w)	Fund Participation Agreement between Genworth Life and Annuity Insurance Company and Eaton Vance Variable Trust. Previously filed on April 23, 2007 with Post-Effective Amendment No. 23 to Form N-4 for Genworth Life & Annuity VA Separate Account 1, Registration No. 333-62695.

(8)(x)	Fund Participation Agreement between Genworth Life and Annuity Insurance Company and The Universal Institutional Funds, Inc. Previously filed on April 23, 2007 with Post-Effective Amendment No. 23 to Form N-4 for Genworth Life & Annuity VA Separate Account 1, Registration No. 333-62695.

(8)(y)	Reserved.

(8)(z)	Fund Participation Agreement between Wells Fargo Variable Trust and Genworth Life and Annuity Insurance Company. Previously filed on April 27, 2011 with Post-Effective Amendment No. 34 to Form N-4 for Genworth Life & Annuity VA Separate Account 1, Registration No. 333-62695.

(8)(aa)	Form of Fund Participation Agreement Amendment between Genworth Life and Annuity Insurance Company and Fund Company to distribute summary prospectuses pursuant to Rule 498. Previously filed on April 27, 2011 with Post-Effective Amendment No. 34 to Form N-4 for Genworth Life & Annuity VA Separate Account 1, Registration No. 333-62695.

(9)	Opinion and Consent of Michael D. Pappas, Counsel for Genworth Life and Annuity Insurance Company. Filed herewith.

(10)	Consents of Independent Registered Public Accounting Firm. Filed herewith.

(11)	Not Applicable.

(12)	Not Applicable.

(13)	Power of Attorney. Filed herewith.

Item 25.    Directors and Officers of the Depositor

Brian K. Haendiges	Director, President, Chief Executive Officer and Chief Risk Officer
Thomas J. McInerney	Director, Chairperson of the Board and Senior Vice President
Daniel J. Sheehan, IV	Director, Senior Vice President and Chief Investment Officer
Gregory S. Karawan	Director
Angela R. Simmons	Senior Vice President and Chief Financial Officer
Vidal J. Torres	Senior Vice President, General Counsel and Secretary
Michael T. McGarry	Senior Vice President and Chief Information Officer
Keith A. Willingham	Vice President and Controller
John G. Apostle, II	Vice President and Chief Compliance Officer
Scott G. Goodman	Vice President and Appointed Actuary
Lisa J. Baldyga	Treasurer

The principal business address for those listed above is Genworth Life and Annuity Insurance Company, 6610 W. Broad Street, Richmond, VA 23230 unless otherwise noted.

Item 26.    Persons Controlled by or Under Common Control With the Depositor or Registrant

Item 27.    Number of Contract Owners

There were 2,738 owners of Qualified Contracts and 3,472 owners of Non-Qualified Contracts as of March 10, 2021.

Item 28.    Indemnification

Sections 13.1-876 and 13.1-881 of the Code of Virginia, in brief, allow a corporation to indemnify any person made party to a proceeding because such person is or was a director, officer, employee, or agent of the corporation, against liability incurred in the proceeding if: (1) he conducted himself in good faith; and (2) he believed that (a) in the case of conduct in his official capacity with the corporation, his conduct was in its best interests; and (b) in all other cases, his conduct was at least not opposed to the corporation’s best interests and (3) in the case of any criminal proceeding, he had no reasonable cause to believe his conduct was unlawful. The termination of a proceeding by judgment, order, settlement or conviction is not, of itself, determinative that the director, officer, employee, or agent of the corporation did not meet the standard of conduct described. A corporation may not indemnify a director, officer, employee, or agent of the corporation in connection with a proceeding by or in the right of the corporation, in which such person was adjudged liable to the corporation, or in connection with any other proceeding charging improper personal benefit to such person, whether or not involving action in his official capacity, in which such person was adjudged liable on the basis that personal benefit was improperly received by him. Indemnification permitted under these sections of the Code of Virginia in connection with a proceeding by or in the right of the corporation is limited to reasonable expenses incurred in connection with the proceeding.

Genworth Life and Annuity Insurance Company’s Articles of Incorporation provide that Genworth Life and Annuity Insurance Company shall, and may through insurance coverage, indemnify any directors or officers who are a party to any proceeding by reason of the fact that he or she was or is a director or officer of Genworth Life and Annuity Insurance Company against any liability incurred by him or her in connection with such proceeding, unless he or she engaged in willful misconduct or a knowing violation of the criminal law or any federal or state securities law. Such indemnification covers all judgments, settlements, penalties, fines and reasonable expenses incurred with respect to such proceeding. If the person involved is not a director or officer of Genworth Life and Annuity Insurance Company, Genworth Life and Annuity Insurance Company may indemnify, or contract to indemnify, to the same extent allowed for its directors and officers, such person who was, is or may become a party to any proceeding, by reason of the fact that he or she is or was an employee or agent of Genworth Life and Annuity Insurance Company or is or was serving at the request of Genworth Life and Annuity Insurance Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to the foregoing provisions, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.

*    *    *

Item 29.    Principal Underwriter

(a)  Capital Brokerage Corporation is the principal underwriter of the contracts as defined in the Investment Company Act of 1940, and is also the principal underwriter for flexible premium variable annuity and variable life insurance policies issued through Genworth Life & Annuity VL Separate Account 1, Genworth Life & Annuity VA Separate Account 1, Genworth Life & Annuity VA Separate Account 2, Genworth Life & Annuity VA Separate Account 3 and Genworth Life & Annuity VA Separate Account 4.

(b)

Name	Address	Positions and Offices with Underwriter
Maria O. Tabb	6610 W. Broad St. Richmond, VA 23230	Director, Chairperson of the Board, President and Chief Executive Officer
Brandon M. Armor	6610 W. Broad St. Richmond, VA 23230	Director
John G. Apostle, II	6620 W. Broad St. Richmond, VA 23230	Director
James J. Namorato	6620 W. Broad Street Richmond, VA 23230	Senior Vice President and Chief Compliance Officer
Vidal J. Torres, Jr.	6620 W. Broad St. Richmond, VA 23230	Vice President and Secretary
Lisa J. Baldyga	6620 W. Broad St. Richmond, VA 23230	Vice President and Treasurer
Bonnie C. Turner	6610 W. Broad St. Richmond, VA 23230	Financial & Operations Principal

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts and Commissions	(3) Compensation on Redemption	(4) Brokerage Commissions	(5) Compensation
Capital Brokerage Corporation	Not Applicable	Not Applicable	7.0%	$31 million

Item 30.    Location of Accounts and Records

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules under it are maintained by Genworth Life and Annuity Insurance Company at 6610 West Broad Street, Richmond, Virginia 23230.

Item 31.    Management Services

Not Applicable.

Item 32.    Undertakings

(a)  Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b)  Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)  Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Genworth Life and Annuity Insurance Company at the address or phone number listed in the Prospectus.

STATEMENT PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940

Genworth Life and Annuity Insurance Company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Genworth Life and Annuity Insurance Company.

STATEMENT PURSUANT TO RULE 6c-7 OF THE INVESTMENT COMPANY ACT OF 1940

Genworth Life and Annuity Insurance Company offers and will offer contracts to participants in the Texas Optional Retirement Program. In connection therewith, Genworth Life and Annuity Insurance Company and the Genworth Life & Annuity VA Separate Account 1 rely on 17 C.F.R. Section 270.6c-7 and represent that the provisions of paragraphs (a)-(d) of the Rule have been or will be complied with.

SECTION 403(b) OF THE INTERNAL REVENUE REPRESENTATIONS

Genworth Life and Annuity Insurance Company represents that in connection with its offering of contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, as amended, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the County of Henrico, and Commonwealth of Virginia, on the 28th day of April 2021.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1 (REGISTRANT)

By:	/S/ MICHAEL D. PAPPAS
Michael D. Pappas Vice President

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY (DEPOSITOR)

By:	/S/ MICHAEL D. PAPPAS
Michael D. Pappas Vice President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Name	Title	Date

/S/ BRIAN K. HAENDIGES* Brian K. Haendiges	Director, President, Chief Executive Officer and Chief Risk Officer	April 28, 2021

/S/ THOMAS J. MCINERNEY* Thomas J. McInerney	Director, Chairperson of the Board and Senior Vice President	April 28, 2021

/S/ DANIEL J. SHEEHAN, IV* Daniel J. Sheehan, IV	Director, Senior Vice President and Chief Investment Officer	April 28, 2021

/S/ GREGORY S. KARAWAN* Gregory S. Karawan	Director	April 28, 2021

/S/ ANGELA R. SIMMONS* Angela R. Simmons	Senior Vice President and Chief Financial Officer	April 28, 2021

/S/ KEITH A. WILLINGHAM* Keith A. Willingham	Vice President and Controller	April 28, 2021

*By:	/S/ MICHAEL D. PAPPAS Michael D. Pappas	, pursuant to Power of Attorney executed on March 25, 2021.	April 28, 2021